            Filed with the Securities and Exchange Commission on August 27, 2004
                           Securities Act of 1933 Registration File No. 33-84762
                                Investment Company Act of 1940 File No. 811-8648

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                           SECURITIES ACT OF 1933                            [X]

                         Pre-Effective Amendment No. __                      [_]
                         Post-Effective Amendment No. 26                     [X]
                                       and
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                      [X]

                                Amendment No. 29                             [X]
                        (check appropriate box or boxes)

                                 WT MUTUAL FUND
               (Exact Name of Registrant as Specified in Charter)

                 1100 North Market Street, Wilmington, DE 19890
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (800) 254-3948

Robert J. Christian, President                          Copy to:
Wilmington Trust Company                                Joseph V. Del Raso, Esq.
1100 North Market Street                                Pepper Hamilton LLP
Wilmington, DE 19890                                    3000 Two Square
(Name and Address of Agent for Service)                 Philadelphia, PA 19103

It is proposed that this filing will become effective (check the appropriate box)

[_]   immediately upon filing pursuant to paragraph (b)

[_]   on (date) pursuant to paragraph (b)

[x]   60 days after filing pursuant to paragraph (a)(1)

[_]   on (date) pursuant to paragraph (a)

[ ]   75 days after filing pursuant to paragraph (a)(2)

[_]   on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                    WILMINGTON PREMIER MONEY MARKET PORTFOLIO

                               OF WT MUTUAL FUND
                              INSTITUTIONAL SHARES

                        PROSPECTUS DATED __________, 2004

      This prospectus gives vital information about the Wilmington Premier Money Market Portfolio, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

      Please note that this Portfolio:

            -     is not a bank deposit

            - is not an obligation of, or guaranteed or endorsed by Wilmington Trust Company or any of its affiliates

            -     is not federally insured

            - is not an obligation of, or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation ("FDIC"), the Federal Reserve Board or any other government agency

            -     is not guaranteed to achieve its goal(s)

            -     may not be able to maintain a stable $1 share price

      Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

TABLE OF CONTENTS

A look at the goals, strategies,        PORTFOLIO DESCRIPTION
risks and expenses of the                   Summary.............................   3
Portfolio.                                  Performance Information.............   5
                                            Fees and Expenses...................   6
                                            Example.............................   7
                                            Investment Objective................   7
                                            Primary Investment Strategies.......   8
                                            Additional Risk Information.........   9
                                            Financial Highlights................  10

Details about the service               MANAGEMENT OF THE PORTFOLIO
providers.                                  Investment Adviser..................  11
                                            Service Providers...................  12

Policies and instructions for           SHAREHOLDER INFORMATION
opening, maintaining and                    Pricing of Shares...................  13
closing an account in the                   Purchase of Shares..................  14
Portfolio.                                  Redemption of Shares................  15
                                            Exchange of Shares..................  16
                                            Distributions.......................  18
                                            Taxes...............................  18

Details on the Portfolio's              DISTRIBUTION ARRANGEMENTS
master/feeder arrangement                   Master/Feeder Structure.............  19
and share classes.                          Share Classes.......................  19

                                        FOR MORE INFORMATION....................  20

For information about key terms and concepts, please refer to the "GLOSSARY."

                    WILMINGTON PREMIER MONEY MARKET PORTFOLIO
                              INSTITUTIONAL SHARES

                              PORTFOLIO DESCRIPTION

SUMMARY

Investment Objective        -   The WILMINGTON PREMIER MONEY MARKET PORTFOLIO seeks high current income, while preserving capital and liquidity.

Investment Focus            -   Money market instruments.

Share Price Volatility      -   The Portfolio will strive to maintain a
                                stable $1.00 share price.

Principal Investment        -   The Portfolio operates as a "feeder fund" which means that the
Strategy                        Portfolio does not buy individual securities directly.  Instead, it invests in a corresponding mutual fund or "master fund," which in turn purchases investment securities.  The Portfolio invests all of its assets in Premier Money Market Series, a separate Series of WT
                                Investment Trust I.  The Portfolio and this Series have the same investment objective, policies and limitations.

                           -    The WILMINGTON PREMIER MONEY MARKET
                                PORTFOLIO invests in the Premier Money
                                Market Series, which invests in money
                                market instruments, including bank
                                obligations, high quality commercial
                                paper and U.S. Government obligations.

                           -    In selecting securities for the
                                Series, the investment adviser seeks
                                current income, liquidity and safety
                                of principal. The investment adviser
                                may sell securities if the securities
                                are downgraded to a lower ratings
                                category.

                           -    The WILMINGTON PREMIER MONEY MARKET
                                PORTFOLIO, through its corresponding
                                Series, may invest more than 25% of
                                its total assets in the obligations of
                                banks, finance companies and
                                utilities.

Principal Risks            The Portfolio is subject to the risks
                           summarized below, which are further
                           described under "Additional Risk
                           Information."

                           -    An investment in the Portfolio is not
                                a deposit of Wilmington Trust Company
                                or any of its affiliates and is not
                                insured or guaranteed by the FDIC or
                                any other government agency. Although
                                the Portfolio seeks to preserve the
                                value of your investment at $1.00 per
                                share, it is possible to lose money by
                                investing in the Portfolio.

                           -    The obligations in which the Portfolio
                                invests through its corresponding
                                Series are subject to credit risk and
                                interest rate risk. Typically, when
                                interest rates rise, the market prices
                                of debt securities go down. Securities
                                issued by government sponsored
                                entities are not insured or guaranteed
                                by the U.S. Government.

                           -    The performance of the Portfolio will
                                depend on whether or not the
                                investment adviser is successful in
                                pursuing the investment strategy.

Investor Profile           -    Conservative

PERFORMANCE INFORMATION

                    WILMINGTON PREMIER MONEY MARKET PORTFOLIO

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year. Total returns would have been lower had certain expenses not been voluntarily waived and/or reimbursed. Of course, past performance does not necessarily indicate how the Portfolio will perform in the future.

                ANNUAL RETURNS FOR CALENDAR YEARS SINCE INCEPTION

                               [PERFORMANCE GRAPH]

PERFORMANCE YEARS    RETURNS
1995                  5.90%
1996                  5.40%
1997                  5.54%
1998                  5.49%
1999                  5.17%
2000                  6.45%
2001                  4.21%
2002                  1.67%
2003                  1.03%

      CALENDAR YEAR-TO-DATE TOTAL RETURN AS OF SEPTEMBER 30, 2004: ______%

    BEST QUARTER         WORST QUARTER
    ------------         -------------
        1.65%                0.38%
(September 30, 2000)  (December 31, 2002)

                                                                                 Since Inception
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003   1 Year      5 Years     (December 6, 1994)
-----------------------------------------------------  ------      -------     ------------------
Premier Money Market Portfolio - Institutional Shares  1.03%        3.68%             ____%

You may call (800) 336-9970 to obtain the Portfolio's current 7-day yield.

FEES AND EXPENSES

      The table below shows the fees and expenses that you may pay if you buy and hold Institutional Shares of the Portfolio. The Portfolio does not charge any sales load, deferred sales load or other fees in connection with the purchase or redemption of shares.

      ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)(1):

                                          Premier Money Market Portfolio -
                                                Institutional Shares
                                          --------------------------------
Management fees.........................             0.20%
Other Expenses..........................             0.09%
TOTAL ANNUAL OPERATING EXPENSES(2)......             0.29%
Waivers/reimbursements(2)...............             0.09%
NET EXPENSES(2).........................             0.20%

1 This table and the example below each reflect the aggregate annual operating expenses of the Portfolio and the Series of the Trust in which the Portfolio invests.

2 The investment adviser has contractually agreed to waive a portion of its advisory fee or reimburse expenses to the extent total operating expenses exceed 0.20%. This waiver will remain in place until November 1, 2005, unless the Board of Trustees approves its earlier termination.

EXAMPLE

      This example is intended to help you compare the cost of investing in Institutional Shares of the Portfolio with the cost of investing in other mutual funds. The table below shows what you would pay if you invested $10,000 over the various time frames indicated. The example assumes that:

            -     you reinvested all dividends;

            -     the average annual return was 5%;

            - the Portfolio's total operating expenses (reflecting contractual waivers or reimbursements through November 1,
                  2005) are charged and remain the same over the time periods;
                  and

            - you redeemed all of your investment at the end of the time period.

      Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

      INSTITUTIONAL SHARES      1 Year  3 Years  5 Years  10 Years
      --------------------      ------  -------  -------  --------
Premier Money Market Portfolio    $20     $84      $154     $359

      The above example is for comparison purposes only and is not a representation of the Portfolio's actual expenses and returns, either past or future.

INVESTMENT OBJECTIVE

      The WILMINGTON PREMIER MONEY MARKET PORTFOLIO seeks a high level of current income consistent with the preservation of capital and liquidity.

      The investment objective for the Portfolio may be changed without shareholder approval. The Portfolio is a money market fund and intends to maintain a stable $1 share price, although this may not be possible under certain circumstances. There can be no guarantee that the Portfolio will achieve its investment objective.

PRIMARY INVESTMENT STRATEGIES

      The WILMINGTON PREMIER MONEY MARKET PORTFOLIO invests its assets in the Premier Money Market Series, which in turn invests in:

            - U.S. dollar-denomination obligations of major U.S. and foreign banks and their branches located outside of the United States, of U.S. branches of foreign banks, of foreign branches of foreign banks, of U.S. agencies of foreign banks and wholly-owned banking subsidiaries of foreign banks;

            - commercial paper rated, at the time of purchase, in the highest category of short-term debt ratings of any two nationally recognized statistical rating organizations ("NRSRO");

            - corporate obligations having a remaining maturity of 397 calendar days or less, issued by corporations having outstanding comparable obligations that are (a) rated in the two highest categories of any two NRSROs or (b) rated no lower than the two highest long-term debt ratings categories by any NRSRO;

            -     U.S. Government obligations;

            -     high quality municipal securities; and

            - repurchase agreements that are fully collateralized by U.S. Government obligations.

      U.S. Government obligations are debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. U.S. Government obligations include securities issued by government-sponsored entities, such as the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association, which are not issued, insured or guaranteed by the U.S. Treasury or the U.S. Government. Instruments issued by such government-sponsored entities are supported only by the credit of the issuing entity. If an issuer that is not insured or guaranteed by the U.S. Treasury or U.S. Government fails to meet its commitments, the Portfolio would not be able to assert a claim against the United States.

      High quality securities include those that (1) are rated in one of the two highest short-term rating categories by two NRSROs, such as S&P, Moody's and Fitch IBCA (or by one NRSRO if only one NRSRO has issued a rating) or; (2) if unrated are issued by an issuer with comparable outstanding debt that is rated or are otherwise unrated and determined by the investment adviser to be of comparable quality.

      The Series may also invest in other securities, use other strategies and engage in other investment practices, which are described in detail in our Statement of Additional Information ("SAI").

ADDITIONAL RISK INFORMATION

      The following is a list of certain risks that may apply to your investment in the Portfolio. Further information about investment risks is available in our
SAI:

            - CREDIT RISK: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

            - FOREIGN SECURITY RISK: The risk of losses due to political, regulatory, economic, social or other uncontrollable forces in a foreign country.

            - GOVERNMENT OBLIGATIONS RISK: The risk that government-sponsored entities may default on a financial obligation, since their securities are not insured or guaranteed by the U.S. Treasury or the U.S. Government

            - INTEREST RATE RISK: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. The yield paid by the Portfolio will vary with changes in interest rates.

            - MARKET RISK: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

            - MASTER/FEEDER RISK: While the master/feeder structure is designed to reduce costs, it may not do so, and the Portfolio might encounter operational or other complications. For example, large-scale redemptions by other feeders of their shares of the Series could have adverse effects on the Portfolio such as requiring the liquidation of a substantial portion of the Series' holdings at a time when it may be disadvantageous to do so. Also, other feeders of the Series may have a greater ownership interest in the Series than the Portfolio's interest and, therefore, could have effective voting control over the operation of the Series.

            - PREPAYMENT RISK: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate.

FINANCIAL HIGHLIGHTS

      The financial highlights table is intended to help you understand the Portfolio's financial performance for the past 5 years. Certain information reflects financial results for a single Institutional Share of the Portfolio. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and other distributions). Financial highlights have been audited by ___________________________ whose report, along with the Portfolio's financial statements, is included in the Institutional Shares Annual Report, which is available without charge upon request.

                                                               For the Fiscal Years Ended June 30,
PREMIER MONEY MARKET PORTFOLIO -                   -------------------------------------------------------
INSTITUTIONAL SHARES                                                2003       2002      2001      2000(1)
                                                   -------------  --------  ---------  --------   --------
NET ASSET VALUE - BEGINNING OF YEAR..............                 $   1.00  $    1.00  $   1.00   $   1.00
                                                   -------------  --------  ---------  --------   --------
INVESTMENT OPERATIONS:
   Net investment income.........................                     0.01       0.02      0.06       0.06
                                                   -------------  --------  ---------  --------   --------
DISTRIBUTIONS:
   From net investment income....................                    (0.01)     (0.02)    (0.06)     (0.06)
                                                   -------------  --------  ---------  --------   --------

NET ASSET VALUE - END OF YEAR....................                 $   1.00  $    1.00  $   1.00   $   1.00
                                                   =============  ========  =========  ========   ========

TOTAL RETURN.....................................                     1.37%      2.42%     6.03%      5.80%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL
DATA: (2)
   Expenses:
     Including expense limitations...............                     0.20%      0.20%     0.20%      0.20%
     Excluding expense limitation................                     0.30%      0.30%     0.28%      0.32%
   Net investment income.........................                     1.36%      2.44%     5.88%      5.66%
Net assets at end of year (000 omitted)..........                 $610,225  $ 533,639  $632,599   $503,234

--------------------
(1) Effective November 1, 1999, Rodney Square Management Corporation, an affiliate of Wilmington Trust, became the investment adviser to the WT Investment Trust I - Premier Money Market Series.

(2) The expense and net investment income ratios include expenses allocated from the WT Investment Trust I - Premier Money Market Series.

                           MANAGEMENT OF THE PORTFOLIO

      The Board of Trustees for the Portfolio supervises the management, activities and affairs of the Portfolio and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the Portfolio and its shareholders.

INVESTMENT ADVISER

      Rodney Square Management Corporation ("RSMC"), the Series' investment adviser, is located at 1100 North Market Street, Wilmington, Delaware 19890. RSMC is a wholly owned subsidiary of Wilmington Trust Corporation, which is a publicly held financial services holding company. RSMC, subject to the general oversight of the Board of Trustees, directs the investments of the Series in accordance with its investment objective, policies and limitations. In the past, RSMC has provided asset management services to other mutual funds, individuals, personal trusts, municipalities, corporations and other organizations. Presently, RSMC provides its services exclusively to investment companies sponsored by it or its affiliates. As of September 30, 2004, RSMC had $____ billion in assets under management.

      For the twelve months ended June 30, 2004, RSMC received an advisory fee (after fee waivers) of 0.11% of the Series' average daily net assets.

                               SERVICE PROVIDERS

The chart below provides information on the primary service providers.

Asset                                                                              Shareholder
Management                                                                         Services

         INVESTMENT ADVISER                                                                 TRANSFER AGENT

   Rodney Square Management Corp.                                                             PFPC Inc.
      1100 North Market Street                                                              760 Moore Road
        Wilmington, DE 19890                                                          King of Prussia, PA 19406

                                                                                    Handles shareholder services,
                                                                                     including recordkeeping and
   Manages the Series' investment                                                       statements, payment of
            activities.                                                            distributions and processing of
                                                                                        buy and sell requests.

                                                    WT MUTUAL FUND

                                                  WILMINGTON PREMIER
Fund                                            MONEY MARKET PORTFOLIO             Asset
Operations                                                                         Safe Keeping

           ADMINISTRATOR                                                                     CUSTODIAN

   Rodney Square Management Corp.                                                     Wilmington Trust Company
      1100 North Market Street                                                        1100 North Market Street
        Wilmington, DE 19890                                                            Wilmington, DE 19890

       SUB-ADMINISTRATOR AND
          ACCOUNTING AGENT

             PFPC Inc.
        301 Bellevue Parkway
        Wilmington, DE 19809                                                        Holds the Portfolio's assets,
                                                                                     settles all portfolio trades
 Provides facilities, equipment and                                                    and collects most of the
       personnel to carry out                                                        valuation data required for
 administrative services related to                                                calculating the Portfolio's NAV
  the Portfolio and calculates the                                                            per share.
 Portfolio's NAV and distributions.

                                         Distribution

                                                      DISTRIBUTOR

                                         Professional Funds Distributor, LLC.
                                                    760 Moore Road
                                               King of Prussia, PA 19406

                                          Distributes the Portfolio's shares.

                             SHAREHOLDER INFORMATION

PRICING OF SHARES

      The Portfolio uses its best effort to maintain its $1 constant share price and values its securities at amortized cost. This involves valuing a security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of fluctuating interest rates on the market value of the security. All cash, receivables and current payables are carried at their face value. Other assets, if any, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

      PFPC Inc. determines the NAV per share of the Portfolio as of 2:00 p.m. Eastern time on each business day (i.e., a day that the New York Stock Exchange (the "Exchange") and the transfer agent are open for business). The NAV is calculated by adding the value of all securities and other assets in the Portfolio, deducting its liabilities and dividing the balance by the number of outstanding shares in the Portfolio. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent and under no circumstances, will any order be accepted for purchase, redemption or exchange after the NAV calculation.

PURCHASE OF SHARES

      Portfolio shares are offered on a continuous basis and are sold without any sales charges. The minimum initial purchase is $10,000,000. Additional investments in the Portfolio may be made in any amount. You may purchase shares as specified below.

      You may also purchase shares if you are a client of Wilmington Trust through your trust or corporate cash management accounts. If you are a client of an institution (such as a bank or broker-dealer) that has entered into a servicing agreement with the Portfolio's distributor ("Service Organization"), you may also purchase shares through such Service Organization. You should also be aware that you may be charged a fee by Wilmington Trust or the Service Organization in connection with your investment in the Portfolio. If you wish to purchase Portfolio shares through your account at Wilmington Trust or a Service Organization, you should contact that entity directly for information and instructions on purchasing shares.

      BY WIRE: You may purchase shares by wiring federal funds. Please call PFPC at (800) 336-9970 for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.

      ADDITIONAL INFORMATION REGARDING PURCHASES: Investments in the Portfolio are accepted on the Business Day that federal funds are deposited for your account on or before 2:00 p.m. Eastern time. Monies immediately convertible to federal funds are deposited for your account on or before 2:00 p.m. Eastern time, or when checks deposited for your account have been converted to federal funds (usually within two Business Days after receipt). All investments in the Portfolio are credited to your account as shares of the Portfolio immediately upon acceptance and become entitled to dividends declared as of the day and time of investment.

      Any purchase order may be rejected if the Portfolio determines that accepting the order would not be in the best interest of the Portfolio or its shareholders.

      It is the responsibility of Wilmington Trust or the Service Organization to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

      For information on other ways to purchase shares, including through an individual retirement account (IRA), an automatic investment plan or a payroll investment plan, please refer to our SAI.

REDEMPTION OF SHARES

      You may sell your shares on any Business Day, as described below. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. There is no fee when Portfolio shares are redeemed. It is the responsibility of Wilmington Trust or the Service Organization to transmit redemption orders and credit their customers' accounts with redemption proceeds on a timely basis. Redemption checks are normally mailed on the next Business Day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions or the next Business Day if received after 2:00 p.m. Eastern time, or on a non-Business Day, but never later than 7 days following such receipt. If you purchased your shares through an account at Wilmington Trust or a Service Organization, you should contact Wilmington Trust or the Service Organization for information relating to redemptions. The Portfolio's name and your account number should accompany any redemption requests.

      BY MAIL: If you redeem your shares by mail, you should submit written instructions with a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. You must indicate the Portfolio name, your account number and your name. The written instructions and signature guarantee should be mailed to:

                Regular mail:                           Overnight mail:
                -------------                           --------------
Wilmington Premier Money Market Portfolio   Wilmington Premier Money Market Portfolio
c/o PFPC Inc                                c/o PFPC Inc.
P.O.  Box 9828                              760 Moore Road
Providence, RI 02940                        King of Prussia, PA 19406

      BY TELEPHONE: If you prefer to redeem your shares by telephone you may elect to do so. However there are certain risks. The Portfolio has certain safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any losses.

      ADDITIONAL INFORMATION REGARDING REDEMPTIONS: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Portfolio account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Portfolio account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Portfolio account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a guarantee of your signature by an eligible institution. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds the Portfolio shares.

      If the shares to be redeemed represent a recent investment made by a check, the Portfolio reserves the right not to send the redemption proceeds until it believes that the check has been collected (which could take up to 10 days).

      SMALL ACCOUNTS: If the value of your Portfolio account falls below $500, the Portfolio may ask you to increase your balance. If the account value is still below $500 after 60 days, the Portfolio may close your account and send you the proceeds. The Portfolio will not close your account if it falls below $500 solely as a result of a reduction in your account's market value.

      For additional information on other ways to redeem shares, please refer to our SAI.

EXCHANGE OF SHARES

      You may exchange all or a portion of your shares in the Portfolio for Institutional Shares of the following funds ("Wilmington Portfolios"):

      Wilmington Short/Intermediate Bond Portfolio
      Wilmington Broad Market Bond Portfolio
      Wilmington Municipal Bond Portfolio
      Wilmington Short-Term Income Portfolio
      Wilmington Large Cap Growth Portfolio
      Wilmington Large Cap Core Portfolio
      Wilmington Small Cap Core Portfolio
      Wilmington Small Cap Growth Portfolio
      Wilmington International Multi-Manager Portfolio
      Wilmington Large Cap Value Portfolio
      Wilmington Real Estate Portfolio
      Wilmington Large Cap Strategic Allocation Fund
      Wilmington Mid Cap Strategic Allocation Fund
      Wilmington Small Cap Strategic Allocation Fund

      Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. See "Taxes" for a discussion of the tax effect on an exchange of shares.

      Exchange transactions will be subject to the minimum initial investment and other requirements of the Wilmington Portfolio into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder's account of less than $500.

      To obtain prospectuses of the other Wilmington Portfolios, you may call
(800) 336-9970. To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in a trust account with Wilmington Trust or in an account with a Service Organization, contact Wilmington Trust or the Service Organization. The Wilmington Portfolios may terminate or modify the exchange offer described here and will give you 60 days' notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of the Wilmington Portfolio's shares to be acquired through such exchange may be legally made.

DISTRIBUTIONS

      Distributions from the net investment income of the Portfolio are declared daily as a dividend and paid monthly to you. Any net capital gain realized by the Portfolio will be distributed annually.

      All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

      As long as the Portfolio meets the requirements for being a "regulated investment company," it pays no Federal income tax on the earnings and gains it distributes to shareholders. The Portfolio's distributions of net investment income (which include net short-term capital gains), whether received in cash or reinvested in additional Portfolio shares, are taxable to you as ordinary income. The Portfolio will notify you following the end of the calendar year of the amount of dividends paid that year.

      You will not recognize any gain or loss on the sale (redemption) or exchange of shares of the Portfolio so long as the Portfolio maintains a stable price of $1.00 a share.

      STATE AND LOCAL INCOME TAXES: You should consult your tax advisers concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

      This section is only a summary of some important income tax considerations that may affect your investment in the Portfolio. More information regarding those considerations appears in our SAI. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

                            DISTRIBUTION ARRANGEMENTS

      Professional Funds Distributor, LLC. manages the Portfolio's distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreements with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. The Portfolio does not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

MASTER/FEEDER STRUCTURE

      Other institutional investors, including other mutual funds, may invest in the master fund. The master/feeder structure enables various institutional investors, including the Portfolio, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder of the master fund, including the Portfolio, will pay its proportionate share of the master fund's expenses.

      For reasons relating to costs or a change in investment goal, among others, the Portfolio could switch to another master fund or decide to manage its assets itself. The Portfolio is not currently contemplating such a move.

SHARE CLASSES

The Portfolio issues Institutional and Service Shares. Each class of shares bears a pro rata portion of a Portfolio's common expenses in addition to expenses directly attributable to that class. Institutional Shares are offered to retirement plans and other institutional investors. Service Shares are offered to investors who use a financial intermediary to process transactions with the Portfolio and are subject to a shareholder service fee.

                                    GLOSSARY

MONEY MARKET FUNDS:

Money market funds invest only in high quality, short-term debt securities, commonly known as money market instruments. Money market funds follow strict rules about credit risk, maturity and diversification of their investments. An investment in a money market fund is not a bank deposit. Although a money market fund seeks to keep a constant share price of $1.00, you may lose money by investing in a money market fund.

YIELD:

Yield is a measure of the income (interest) earned by the securities in a fund's portfolio and paid to you over a specified time period. The annualized yield is expressed as a percentage of the offering price per share on a specified date.

MUTUAL FUND EXPENSES:

Every mutual fund has operating expenses to pay for professional advisory, distribution, administration, custody and other services. These expenses are deducted from Portfolio assets.

INVESTMENT ADVISER:

The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the fund's investment program. The Board of Trustees supervises the investment adviser and establishes policies that the investment adviser must follow in its management activities.

NET ASSET VALUE OR "NAV":

NAV = Assets - Liabilities
      --------------------
      Outstanding Shares

NET INVESTMENT INCOME:

Net investment income consists of interest earned by a fund on its investments less accrued expenses.

                              FOR MORE INFORMATION

      FOR INVESTORS WHO WANT MORE INFORMATION ON THE PORTFOLIO, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

      ANNUAL/SEMI-ANNUAL REPORTS: These reports contain performance data and information on portfolio holdings and operating results for the Portfolio's most recently completed fiscal year or half-year. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance.

      STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides additional technical and legal descriptions of the Portfolio's policies, investment restrictions, risks, and business structure. The information in the SAI is incorporated into this prospectus by this reference.

      Copies of these documents and answers to questions about the Portfolio may be obtained without charge by contacting:

      WT Mutual Fund
      c/o PFPC Inc.
      760 Moore Road
      King of Prussia, PA 19406
      (800) 336-9970
      9:00 a.m.  to 5:00 p.m., Eastern time

      Information about the Portfolio (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, DC, 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Portfolio may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.

      FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL 1-(800)-336-9970.

            The investment company registration number is 811-08648.

                    WILMINGTON PRIME MONEY MARKET PORTFOLIO
                      WILMINGTON U.S. GOVERNMENT PORTFOLIO
                         WILMINGTON TAX-EXEMPT PORTFOLIO

                                OF WT MUTUAL FUND

                                 INVESTOR SHARES

                        PROSPECTUS DATED __________, 2004

      This prospectus gives vital information about these money market mutual funds, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

      Please note that these Portfolios:

            -     are not bank deposits

            - are not obligations of, or guaranteed or endorsed by Wilmington Trust Company or any of its affiliates

            -     are not federally insured

            - are not obligations of, or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation ("FDIC"), the Federal Reserve Board or any other government agency

            -     are not guaranteed to achieve their goal(s)

            -     may not be able to maintain a stable $1 share price

      Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

TABLE OF CONTENTS

                                        PORTFOLIO DESCRIPTIONS
A look at the goals, strategies,            Summary.............................    3
risks and expenses of each                  Performance Information.............    5
Portfolio.                                  Fees and Expenses...................    8
                                            Example.............................    9
                                            Investment Objectives...............    9
                                            Primary Investment Strategies.......   10
                                            Additional Risk Information.........   11
                                            Financial Highlights................   12

                                        MANAGEMENT OF THE PORTFOLIOS
Details about the service                   Investment Adviser..................   15
providers.                                  Service Providers...................   16

                                        SHAREHOLDER INFORMATION
Policies and instructions for               Pricing of Shares...................   17
opening, maintaining and                    Purchase of Shares..................   17
closing an account in any of                Redemption of Shares................   19
the Portfolios.                             Exchange of Shares..................   21
                                            Distributions.......................   22
                                            Taxes...............................   22

                                        DISTRIBUTION ARRANGEMENTS
Details on the Portfolios'                  Rule 12b-1 Fees.....................   23
distribution plans, master/feeder           Master/Feeder Structure.............   23
arrangement and share classes.              Share Classes.......................   23

                                        FOR MORE INFORMATION....................   24

For information about key terms and concepts, please refer to the "Glossary."

                     WILMINGTON PRIME MONEY MARKET PORTFOLIO
                      WILMINGTON U.S. GOVERNMENT PORTFOLIO
                         WILMINGTON TAX-EXEMPT PORTFOLIO

                                 INVESTOR SHARES

                             PORTFOLIO DESCRIPTIONS

SUMMARY

Investment Objective        -    The WILMINGTON PRIME MONEY MARKET and
                                 WILMINGTON U.S. GOVERNMENT PORTFOLIOS
                                 each seek high current income, while
                                 preserving capital and liquidity.

                            - The WILMINGTON TAX-EXEMPT PORTFOLIO seeks high current interest income exempt from Federal income taxes while preserving principal.

Investment Focus            -    Money market instruments

Share Price Volatility      -    Each Portfolio will strive to maintain a
                                 stable $1.00 share price.

Principal Investment        -    Each Portfolio operates as a "feeder fund"
Strategy                         which means that the Portfolio does not buy
                                 individual securities directly. Instead, it invests in a corresponding mutual fund or "master fund," which in turn purchases investment securities. The
                                 Portfolios invest all of their assets
                                 in master funds, which are separate
                                 series of WT Investment Trust I. Each
                                 Portfolio and its corresponding Series
                                 have the same investment objective,
                                 policies and limitations.

                            -    The WILMINGTON PRIME MONEY MARKET
                                 PORTFOLIO invests in the Prime Money
                                 Market Series, which invests in money
                                 market instruments, including bank
                                 obligations, high quality commercial
                                 paper and U.S. Government obligations.

                            -    The WILMINGTON U.S. GOVERNMENT
                                 PORTFOLIO invests in the U.S.
                                 Government Series, which invests at
                                 least 80% of its assets in U.S.
                                 Government obligations and repurchase
                                 agreements collateralized by such
                                 obligations.

                            -    The WILMINGTON TAX-EXEMPT PORTFOLIO
                                 invests in the Tax-Exempt Series, which
                                 invests in high quality municipal
                                 obligations, municipal bonds and other
                                 instruments exempt from Federal income
                                 tax.

                            -    In selecting securities for the Series,
                                 the investment adviser seeks current
                                 income, liquidity and safety of
                                 principal. The investment adviser may
                                 sell securities if the securities are
                                 downgraded to a lower ratings category.

                            -    Each of the WILMINGTON PRIME MONEY
                                 MARKET, the WILMINGTON U.S. GOVERNMENT
                                 and the WILMINGTON TAX-EXEMPT
                                 PORTFOLIOS, through its corresponding
                                 Series, may invest more than 25% of its
                                 total assets in the obligations of
                                 banks, finance companies and utilities.

Principal Risks             The Portfolios are subject to the
                            risks summarized below, which are further described under "Additional Risk
                            Information."

                            -    An investment in a Portfolio is not a
                                 deposit of Wilmington Trust Company or
                                 any of its affiliates and is not
                                 insured or guaranteed by the FDIC or
                                 any other government agency. Although
                                 each Portfolio seeks to preserve the
                                 value of your investment at $1.00 per
                                 share, it is possible to lose money by
                                 investing in a Portfolio.

                            -    The obligations in which the Portfolios
                                 invest through their corresponding
                                 Series are subject to credit risk and
                                 interest rate risk. Typically, when
                                 interest rates rise, the market prices
                                 of debt securities go down. Securities
                                 issued by government sponsored entities
                                 are not insured or guaranteed by the
                                 U.S. Government.

                            -    The performance of a Portfolio will
                                 depend on whether or not the investment
                                 adviser is successful in pursuing the
                                 investment strategy.

Investor Profile            -    Conservative

PERFORMANCE INFORMATION

                     WILMINGTON PRIME MONEY MARKET PORTFOLIO

      The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio by showing the Portfolio's performance from calendar year to calendar year. Of course, past performance does not necessarily indicate how the Portfolio will perform in the future.

               ANNUAL TOTAL RETURNS FOR THE PAST 10 CALENDAR YEARS

                              [PERFORMANCE GRAPH]

PERFORMANCE YEARS       RETURNS
1994                     3.89%
1995                     5.63%
1996                     5.08%
1997                     5.22%
1998                     5.17%
1999                     4.80%
2000                     6.11%
2001                     3.92%
2002                     1.47%
2003                     0.72%

       CALENDAR YEAR-TO-DATE TOTAL RETURN AS OF SEPTEMBER 30, 2004: _____%

   BEST QUARTER         WORST QUARTER
   ------------         -------------
       1.57%                0.31%
(December 31, 2000)  (December 31, 2002)

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003  1 Year  5 Years  10 Years
----------------------------------------------------  ------  -------  --------
Prime Money Market Portfolio - Investor Shares         0.72%   3.38%      4.19%

                      WILMINGTON U.S. GOVERNMENT PORTFOLIO

      The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio by showing the Portfolio's performance from calendar year to calendar year. Of course, past performance does not necessarily indicate how the Portfolio will perform in the future.

               ANNUAL TOTAL RETURNS FOR THE PAST 10 CALENDAR YEARS

                              [PERFORMANCE GRAPH]

PERFORMANCE YEARS       RETURNS
1994                     3.82%
1995                     5.51%
1996                     4.99%
1997                     5.12%
1998                     5.07%
1999                     4.69%
2000                     5.94%
2001                     3.71%
2002                     1.26%
2003                     0.64%

        CALENDAR YEAR-TO-DATE TOTAL RETURN AS OF SEPTEMBER 30, 2004: ___%

    BEST QUARTER        WORST QUARTER
    ------------        -------------
       1.54%                0.27%
(December 31, 2000)  (December 31, 2002)

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003   1 Year  5 Years  10 Years
----------------------------------------------------   ------  -------  --------
U.S. Government Portfolio - Investor Shares             0.64%   3.23%    4.06%

                         WILMINGTON TAX-EXEMPT PORTFOLIO

      The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio by showing the Portfolio's performance from calendar year to calendar year. Of course, past performance does not necessarily indicate how the Portfolio will perform in the future.

               ANNUAL TOTAL RETURNS FOR THE PAST 10 CALENDAR YEARS

                              [PERFORMANCE GRAPH]

PERFORMANCE YEARS       RETURNS
1994                     2.42%
1995                     3.47%
1996                     3.01%
1997                     3.15%
1998                     2.98%
1999                     2.76%
2000                     3.65%
2001                     2.30%
2002                     0.90%
2003                     0.49%

       CALENDAR YEAR-TO-DATE TOTAL RETURN AS OF SEPTEMBER 30, 2004: ____%

    BEST QUARTER      WORST QUARTER
    ------------      -------------
       0.96%              0.21%
(December 31, 2000)  (March 31, 2002)

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003  1 Year  5 Years  10 Years
----------------------------------------------------  ------  -------  --------
Tax-Exempt Portfolio - Investor Shares                0.49%    2.01%     2.51%

    You may call (800) 336-9970 to obtain a Portfolio's current 7-day yield.

FEES AND EXPENSES

      The table below describes the fees and expenses that you may pay if you buy and hold Investor Shares of a Portfolio. No sales charges or other fees are paid directly from your investment.

                                 INVESTOR SHARES

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)(1):

                                                     U.S.
                                    Prime Money    Government  Tax-Exempt
                                 Market Portfolio  Portfolio   Portfolio
                                 ----------------  ----------  ----------
Management fees                       0.33%(3)       0.37%(3)    0.37%(3)
Distribution (12b-1) fees(2)          0.10%          0.10%       0.10%
Other expenses                        0.00%          0.01%       0.01%
TOTAL ANNUAL OPERATING EXPENSES       0.43%          0.48%       0.48%

(1) This table and the example below each reflect the aggregate annual operating expenses of each Portfolio and the corresponding Series of the Trust in which the Portfolio invests.

(2) While the Distribution (12b-1) Plan provides for payments of up to 0.20% of each Portfolio's average net assets, the Board of Trustees has authorized annual payments of up to 0.10% of each Portfolio's average net assets.

(3) The management fees have been restated to reflect current fees, which became effective on May 20, 2004.

EXAMPLE

      This example is intended to help you compare the cost of investing in Investor Shares of each Portfolio with the cost of investing in other mutual funds. The example below show what you would pay if you invested $10,000 over the various time periods indicated. The example assumes that:

            -     you reinvested all dividends;

            -     the average annual return was 5%;

            - the Portfolio's total operating expenses are charged and remain the same over the time periods; and

            - you redeemed all of your investment at the end of each time period.

      Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

INVESTOR SHARES               1 Year  3 Years  5 Years  10 Years
---------------               ------  -------  -------  --------
Prime Money Market Portfolio    $54    $170      $296     $665
U.S. Government Portfolio       $59    $186      $324     $726
Tax-Exempt Portfolio            $59    $186      $324     $726

      The above example is for comparison purposes only and is not a representation of a Portfolio's actual expenses and returns, either past or future.

INVESTMENT OBJECTIVES

      The WILMINGTON PRIME MONEY MARKET and the WILMINGTON U.S. GOVERNMENT PORTFOLIOS each seek a high level of current income consistent with the preservation of capital and liquidity. The WILMINGTON TAX-EXEMPT PORTFOLIO seeks as high a level of interest income exempt from Federal income tax as is consistent with preservation of principal.

      The investment objectives for each Portfolio may not be changed without shareholder approval. Each Portfolio is a money market fund and intends to maintain a stable $1 share price, although this may not be possible under certain circumstances. There can be no guarantee that any Portfolio will achieve its investment objective.

PRIMARY INVESTMENT STRATEGIES

      The WILMINGTON PRIME MONEY MARKET PORTFOLIO invests its assets in the Prime Money Market Series, which in turn invests in:

            - U.S. dollar-denominated obligations of major U.S. and foreign banks and their branches located outside of the United States, of U.S. branches of foreign banks, of foreign branches of foreign banks, of U.S. agencies of foreign banks and wholly-owned banking subsidiaries of foreign banks;

            - commercial paper rated, at the time of purchase, in the highest category of short-term debt ratings of any two nationally recognized statistical rating organizations ("NRSRO");

            - corporate obligations having a remaining maturity of 397 calendar days or less, issued by corporations having outstanding comparable obligations that are (a) rated in the two highest categories of any two NRSROs or (b) rated no lower than the two highest long-term debt ratings categories by any NRSRO;

            -     U.S. Government obligations;

            -     high quality municipal securities; and

            - repurchase agreements that are fully collateralized by U.S. Government obligations.

      U.S. Government obligations are debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. U.S. Government obligations include securities issued by government-sponsored entities, such as the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association, which are not issued, insured or guaranteed by the U.S. Treasury or the U.S. Government. Instruments issued by such government-sponsored entities are supported only by the credit of the issuing entity. If an issuer that is not insured or guaranteed by the U.S. Treasury or U.S. Government fails to meet its commitments, the Portfolio would not be able to assert a claim against the United States.

      The WILMINGTON U.S. GOVERNMENT PORTFOLIO invests its assets in the U.S. Government Series, which in turn invests at least 80% of its total assets in:

            -     U.S. Government obligations; and

            - repurchase agreements that are fully collateralized by such obligations.

      U.S. Government obligations are debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. U.S. Government obligations include securities issued by government-sponsored entities, such as the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association, which are not issued, insured or guaranteed by the U.S. Treasury or the U.S. Government. Instruments issued by such government-sponsored entities are supported only by the credit of the issuing entity. If an issuer that is not insured or guaranteed by the U.S. Treasury or U.S. Government fails to meet its commitments, the Portfolio would not be able to assert a claim against the United States.

      The WILMINGTON TAX-EXEMPT PORTFOLIO invests its assets in the Tax-Exempt Series, which in turn invests in:

            -     high quality municipal obligations and municipal bonds;

            -     floating and variable rate obligations;

            -     participation interests;

            -     high quality tax-exempt commercial paper; and

            -     high quality short-term municipal notes.

      The Tax-Exempt Series has adopted a policy that, under normal circumstances, at least 80% of its annual income will be exempt from Federal income tax. Additionally, at least 80% of its annual income will not be a tax preference item for purposes of the Federal alternative minimum tax.

      High quality securities include those that (1) are rated in one of the two highest short-term rating categories by two NRSROs, such as S&P, Moody's and Fitch IBCA (or by one NRSRO if only one NRSRO has issued a rating), or (2), if unrated, are issued by an issuer with comparable outstanding debt that is rated or are otherwise unrated and determined by the investment adviser to be of comparable quality.

      Each Series also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in our Statement of Additional Information ("SAI").

ADDITIONAL RISK INFORMATION

      The following is a list of certain risks that may apply to your investment in a Portfolio. Further information about investment risks is available in our
SAI:

            - CREDIT RISK: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

            - FOREIGN SECURITY RISK: The risk of losses due to political, regulatory, economic, social or other uncontrollable forces in a foreign country.

            - GOVERNMENT OBLIGATIONS RISK: The risk that government-sponsored entities may default on a financial obligation, since their securities are not insured or guaranteed by the U.S. Treasury or the U.S. Government.

            - INTEREST RATE RISK: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. The yield paid by a Portfolio will vary with changes in interest rates.

            - MARKET RISK: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

            - MASTER/FEEDER RISK: While the master/feeder structure is designed to reduce costs, it may not do so, and the Portfolios might encounter operational or other complications. For example, large-scale redemptions by other feeders of their shares of a master fund could have adverse effects on a Portfolio such as requiring the liquidation of a substantial portion of the master fund's holdings at a time when it may be disadvantageous to do so. Also, other feeders of a master fund may have a greater ownership interest in the master fund than a Portfolio's interest and, therefore, could have effective voting control over the operation of the master fund.

            - PREPAYMENT RISK: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate.

FINANCIAL HIGHLIGHTS

      The financial highlights tables are intended to help you understand each Portfolio's financial performance for the past 5 years. Certain information reflects financial results for a single Investor Share of a Portfolio. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and other distributions). Financial highlights have been audited by _________________ whose report, along with each Portfolio's financial statements, is included in the Investor Shares' Annual Report, which is available without charge upon request.

                                                             For the Fiscal Years
                                                                Ended June 30,
                                         ---------------------------------------------------------
                                                        2003      2002          2001       2000(+)
                                         -----------  -------  --------       --------  ----------
PRIME MONEY MARKET PORTFOLIO -
   INVESTOR SHARES

NET ASSET VALUE - BEGINNING OF PERIOD..               $  1.00  $   1.00       $   1.00  $     1.00
                                                      -------  --------       --------  ----------

INVESTMENT OPERATIONS:
   Net investment income...............                  0.01      0.02           0.06        0.05
                                         -----------  -------  --------       --------  ----------

DISTRIBUTIONS:
   From net investment income..........                 (0.01)    (0.02)         (0.06)      (0.05)
   From net realized gain..............                    --        -- (2)         --          --
                                                      -------  --------       --------  ----------
     Total distributions...............                 (0.01)    (0.02)         (0.06)      (0.05)
                                                      -------  --------       --------  ----------

NET ASSET VALUE - END OF PERIOD........               $  1.00  $   1.00       $   1.00  $     1.00
                                                      =======  ========       ========  ==========

TOTAL RETURN...........................                  1.07%     2.26%          5.68%       5.45%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:(1)
   Expenses............................                  0.51%     0.43%          0.48%       0.50%
   Net investment income...............                  1.10%     2.54%          5.70%       5.35%
Net assets at end of period
   (000 omitted).......................               $28,937  $ 43,314       $382,884  $2,064,018

--------------------

+ Effective November 1, 1999, the Rodney Square Money Market Portfolio ("Rodney Square Portfolio") was merged into the Wilmington Prime Money Market Portfolio. The financial highlights for periods prior to November 1, 1999 reflect the performance history of the Rodney Square Portfolio.

1 Effective November 1, 1999, the expense and net investment income ratios include expenses allocated from the WT Investment Trust I - Prime Money Market Series.

2     Distributions were less than $0.01 per share.

                                                          For the Fiscal Years
                                                              Ended June 30,
                                         -------------------------------------------------------
                                                         2003     2002          2001     2000(+)
                                         ------------  -------   -------      -------   --------
U.S. GOVERNMENT PORTFOLIO -
   INVESTOR SHARES

NET ASSET VALUE - BEGINNING OF PERIOD..                $  1.00   $  1.00      $  1.00   $   1.00
                                         ------------  -------   -------      -------   --------

INVESTMENT OPERATIONS:
   Net investment income...............                   0.01      0.02         0.05       0.05
                                         ------------  -------   -------      -------   --------
DISTRIBUTIONS:
   From net investment income..........                  (0.01)    (0.02)       (0.05)     (0.05)
   From net realized gain..............                     --        -- (2)       --         --
                                         ------------  -------   -------      -------   --------
     Total distributions...............                  (0.01)    (0.02)       (0.05)     (0.05)
                                         ------------  -------   -------      -------   --------

NET ASSET VALUE - END OF PERIOD........                $  1.00   $  1.00      $  1.00   $   1.00
                                         ============  =======   =======      =======   ========

TOTAL RETURN...........................                   0.95%     2.02%        5.50%      5.25%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:(1)
   Expenses............................                   0.57%     0.54%        0.54%      0.54%
   Net investment income...............                   0.93%     2.37%        5.59%      5.17%
Net assets at end of period
   (000 omitted).......................                $34,252   $23,576      $95,324   $765,121

--------------------
+ Effective November 1, 1999, the Rodney Square U.S. Government Portfolio ("Rodney Square Portfolio") was merged into the Wilmington U.S. Government Portfolio. The financial highlights for periods prior to November 1, 1999 reflect the performance history of the Rodney Square Portfolio.

1 Effective November 1, 1999, the expense and net investment income ratios include expenses allocated from the WT Investment Trust I - U.S. Government Series.

2     Distributions were less than $0.01 per share.

                                                        For the Fiscal Years
                                                            Ended June 30,
                                         --------------------------------------------------
                                                       2003     2002      2001     2000(+)
                                         ----------  --------   -------  -------   --------
TAX-EXEMPT PORTFOLIO -
   INVESTOR SHARES

NET ASSET VALUE - BEGINNING OF PERIOD..              $   1.00   $  1.00  $  1.00   $   1.00
                                         ----------  --------   -------  -------   --------
INVESTMENT OPERATIONS:
   Net investment income...............                  0.01      0.01     0.03       0.03
                                         ----------  --------   -------  -------   --------
DISTRIBUTIONS:
   From net investment income..........                 (0.01)    (0.01)   (0.03)     (0.03)
                                         ----------  --------   -------  -------   --------

NET ASSET VALUE - END OF PERIOD........              $   1.00   $  1.00  $  1.00   $   1.00
                                         ==========  ========   =======  =======   ========

TOTAL RETURN...........................                  0.73%     1.30%    3.38%      3.23%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:(1)
   Expenses............................                  0.57%     0.56%    0.53%      0.55%
   Net investment income...............                  0.72%     1.49%    3.36%      3.21%
Net assets at end of period
   (000 omitted).......................              $ 23,382   $29,597  $65,138   $483,092

--------------------
+ Effective November 1, 1999, the Rodney Square Tax-Exempt Portfolio ("Rodney Square Portfolio") was merged into the Wilmington Tax-Exempt Portfolio. The financial highlights for periods prior to November 1, 1999 reflect the performance history of the Rodney Square Portfolio.

1 Effective November 1, 1999, the expense and net investment income ratios include expenses allocated from the WT Investment Trust I - Tax-Exempt Series.

                          MANAGEMENT OF THE PORTFOLIOS

      The Board of Trustees for each Portfolio supervises the management, activities and affairs of the Portfolio and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the Portfolio and its shareholders.

INVESTMENT ADVISER

Rodney Square Management Corporation ("RSMC"), the Series' investment adviser, is located at 1100 North Market Street, Wilmington, Delaware 19890. RSMC is a wholly owned subsidiary of Wilmington Trust Corporation, which is a publicly held financial services holding company. RSMC, subject to the general oversight of the Board of Trustees, directs the investments of each Series in accordance with its investment objective, policies and limitations. In the past, RSMC has provided asset management services to other mutual funds, individuals, personal trusts, municipalities, corporations and other organizations. Presently, RSMC provides its services exclusively to investment companies sponsored by it or its affiliates. As of September 30, 2004, RSMC had $____ billion in assets under management

      From July 1, 2003 through May 19, 2004, the Prime Money Market Series, the U.S. Government Series and the Tax-Exempt Series paid RSMC a fee at an annual rate of 0.43%, 0.47% and 0.47%, respectively, of the Series' average daily net assets for investment advisory and certain administrative services. Effective May 20, 2004, RSMC lowered its advisory fee with respect to the Prime Money Market Series, the U.S. Government Series and the Tax-Exempt Series such that each paid RSMC a fee an annual rate of 0.33%, 0.37% and 0.37%, respectively, of the Series average daily net assets for investment advisory services only.

                               SERVICE PROVIDERS

The chart below provides information on the primary service providers.

Asset                                                                              Shareholder
Management                                                                         Services

         INVESTMENT ADVISER                                                                 TRANSFER AGENT
   Rodney Square Management Corp.                                                             PFPC Inc.
      1100 North Market Street                                                              760 Moore Road
        Wilmington, DE 19890                                                          King of Prussia, PA 19406

                                                                                    Handles shareholder services,
                                                                                     including recordkeeping and
                                                                                        statements, payment of
  Manages each Series' investment                                                  distributions and processing of
            activities.                                                                 buy and sell requests.

                                                    WT MUTUAL FUND

                                             WILMINGTON PRIME MONEY MARKET
                                                       PORTFOLIO
                                         WILMINGTON U.S. GOVERNMENT PORTFOLIO
                                            WILMINGTON TAX-EXEMPT PORTFOLIO

Fund                                                                               Asset
Operations                                                                         Safe Keeping

           ADMINISTRATOR                                                                      CUSTODIAN

   Rodney Square Management Corp.                                                    Wilmington Trust Company
      1100 North Market Street                                                       1100 North Market Street
        Wilmington, DE 19890                                                           Wilmington, DE 19890

       SUB-ADMINISTRATOR AND
          ACCOUNTING AGENT

             PFPC Inc.
        301 Bellevue Parkway
        Wilmington, DE 19809

 Provides facilities, equipment and
       personnel to carry out                                                       Holds each Portfolio's assets,
 administrative services related to                                                  settles all portfolio trades
 each Portfolio and calculates each                                                    and collects most of the
 Portfolio's NAV and distributions.                                                  valuation data required for
                                                                                     calculating each Portfolio's
                                                                                            NAV per share.

                                         Distribution

                                                      DISTRIBUTOR
                                         Professional Funds Distributor, LLC.
                                                    760 Moore Road
                                               King of Prussia, PA 19406
                                          Distributes the Portfolios' shares.

                             SHAREHOLDER INFORMATION

PRICING OF SHARES

      Each Portfolio uses its best effort to maintain its $1 constant share price and values its securities at amortized cost. This involves valuing a security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of fluctuating interest rates on the market value of the security. All cash, receivables and current payables are carried at their face value. Other assets, if any, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

      PFPC Inc. determines the NAV per share of each Portfolio as of 12:00 p.m. Eastern time for the Tax-Exempt Portfolio and as of 2:00 p.m. Eastern time for the Prime Money Market Portfolio and U.S. Government Portfolio on each business day (i.e., a day that the New York Stock Exchange (the "Exchange") and the transfer agent are open for business).The NAV is calculated by adding the value of all securities and other assets in a Portfolio, deducting its liabilities and dividing the balance by the number of outstanding shares in that Portfolio. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent and under no circumstances will any order be accepted for purchase, redemption or exchange after the NAV calculation.

PURCHASE OF SHARES

      Portfolio shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment in Investor Shares of each Portfolio is $1,000. Additional investments in a Portfolio may be made in any amount. You may purchase shares as specified below.

      You may also purchase shares if you are a client of Wilmington Trust through your trust or corporate cash management accounts. If you are a client of an institution (such as a bank or broker-dealer) that has entered into a servicing agreement with the Portfolios' distributor ("Service Organization"), you may also purchase shares through such Service Organization. You should also be aware that you may be charged a fee by Wilmington Trust or the Service Organization in connection with your investment in the Portfolios. If you wish to purchase Portfolio shares through your account at Wilmington Trust or a Service Organization, you should contact that entity directly for information and instructions on purchasing shares.

      BY MAIL: You may purchase shares by sending a check drawn on a U.S. bank payable to Wilmington Money Market Portfolios, indicating the name and class of the Portfolio, along with a completed application (included at the end of this prospectus). If a subsequent investment is being made, the check should also indicate your Portfolio account number. When you make purchases by check, each Portfolio may withhold payment on redemptions until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

             Regular Mail:                      Overnight Mail:
             -------------                      ---------------
Wilmington Money Market Portfolios    Wilmington Money Market Portfolios
c/o PFPC Inc.                         c/o PFPC Inc.
P.O. Box 9828                         760 Moore Road
Providence, RI 02940                  King of Prussia, PA 19406

      BY WIRE: You may purchase shares by wiring federal funds. Please call PFPC at (800) 336-9970 for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.

      ADDITIONAL INFORMATION REGARDING PURCHASES: Investments in a Portfolio are accepted on the Business Day that federal funds are deposited for your account on or before 12:00 p.m. Eastern time for the Tax-Exempt Portfolio and on or before 2:00 p.m. Eastern time for the Prime Money Market Portfolio and the U.S. Government Portfolio. Monies immediately convertible to federal funds are deposited for your account on or before 12:00 p.m. Eastern time for the Tax-Exempt Portfolio and on or before 2:00 p.m. Eastern time for the Prime Money Market Portfolio and the U.S. Government Portfolio or when checks deposited for your account have been converted to federal funds (usually within two Business Days after receipt). All investments in a Portfolio are credited to your account as shares of the Portfolio immediately upon acceptance and become entitled to dividends declared as of the day and time of investment.

      Any purchase order may be rejected if a Portfolio determines that accepting the order would not be in the best interest of the Portfolio or its shareholders.

      It is the responsibility of Wilmington Trust or the Service Organization to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

      For information on other ways to purchase shares, including through an individual retirement account (IRA), an automatic investment plan or a payroll investment plan, please refer to our SAI.

REDEMPTION OF SHARES

      You may sell your shares on any Business Day, as described below. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. There is no fee when Portfolio shares are redeemed. It is the responsibility of Wilmington Trust or the Service Organization to transmit redemption orders and credit their customers' accounts with redemption proceeds on a timely basis. Redemption checks are normally mailed on the next Business Day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions or the next Business Day if received after 12:00 p.m. Eastern time for the Tax-Exempt Portfolio and 2:00 p.m. Eastern time for the Prime Money Market Portfolio and the U.S. Government Portfolio or on a non-Business Day, but never later than 7 days following such receipt. If you purchased your shares through an account at Wilmington Trust or a Service Organization, you should contact Wilmington Trust or the Service Organization for information relating to redemptions. The Portfolio's name and your account number should accompany any redemption requests.

      BY MAIL: If you redeem your shares by mail, you should submit written instructions with a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. You must indicate the Portfolio name, your account number and your name. The written instructions and signature guarantee should be mailed to:

            Regular Mail:                        Overnight Mail:
            -------------                        ---------------
Wilmington Money Market Portfolios    Wilmington Money Market Portfolios
c/o PFPC Inc.                         c/o PFPC Inc.
P.O. Box 9828                         760 Moore Road
Providence, RI 02940                  King of Prussia, PA 19406

      BY TELEPHONE: If you prefer to redeem your shares by telephone you may elect to do so. However there are certain risks. The Portfolios have certain safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any losses.

      BY CHECK: You may use the checkwriting option to redeem Portfolio shares by drawing a check for $500 or more against a Portfolio account. When the check is presented for payment, a sufficient number of shares will be redeemed from your account to cover the amount of the check. This procedure enables you to continue receiving dividends on those shares until the check is presented for payment. Because the aggregate amount of Portfolio shares owned is likely to change each day, you should not attempt to redeem all shares held in your account by using the checkwriting procedure. Charges will be imposed for specially imprinted checks, business checks, copies of canceled checks, stop payment orders, checks returned due to "nonsufficient funds" and other returned checks. These charges will be paid by redeeming automatically an appropriate number of Portfolio shares. Each Portfolio and the transfer agent reserve the right to terminate or alter the checkwriting service at any time. The transfer agent also reserves the right to impose a service charge in connection with the checkwriting service. If you are interested in the check writing service, contact the transfer agent for further information. This service is generally not available for clients of Wilmington Trust through their trust or corporate cash management accounts, since it is already provided for these customers through Wilmington Trust. The service may also not be available for Service Organization clients who are provided a similar service by those organizations.

      ADDITIONAL INFORMATION REGARDING REDEMPTIONS: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Portfolio account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Portfolio account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Portfolio account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a guarantee of your signature by an eligible institution. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds the Portfolio shares.

      If the shares to be redeemed represent a recent investment made by a check, each Portfolio reserves the right not to send the redemption proceeds until it believes that the check has been collected (which could take up to 10 days).

      SMALL ACCOUNTS: If the value of your Portfolio account falls below $500, the Portfolio may ask you to increase your balance. If the account value is still below $500 after 60 days, the Portfolio may close your account and send you the proceeds. The Portfolio will not close your account if it falls below $500 solely as a result of a reduction in your account's market value.

      For additional information on other ways to redeem shares, please refer to our SAI.

EXCHANGE OF SHARES

      You may exchange all or a portion of your shares in a Portfolio for Investor Shares of the following funds ("Wilmington Portfolios"):

Wilmington Prime Money Market Portfolio        Wilmington Small Cap Core Portfolio

Wilmington U.S. Government Portfolio           Wilmington International Multi-Manager Portfolio

Wilmington Tax-Exempt Portfolio                Wilmington Large Cap Value Portfolio

Wilmington Short/Intermediate Bond Portfolio   Wilmington Real Estate Portfolio

Wilmington Broad Market Bond Portfolio         Wilmington Large Cap Strategic Allocation Fund

Wilmington Municipal Bond Portfolio            Wilmington Mid Cap Strategic Allocation Fund

Wilmington Short-Term Income Portfolio         Wilmington Small Cap Strategic Allocation Fund

Wilmington Large Cap Core Portfolio

      Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter.

      Exchange transactions will be subject to the minimum initial investment and other requirements of the Wilmington Portfolio into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder's account of less than $500.

      To obtain prospectuses of the other Wilmington Portfolios, you may call
(800) 336-9970. To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in a trust account with Wilmington Trust or in an account with a Service Organization, contact Wilmington Trust or the Service Organization. The Wilmington Portfolios may terminate or modify the exchange offer described here and will give you 60 days' notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of the Wilmington Portfolio's shares to be acquired through such exchange may be legally made.

DISTRIBUTIONS

      Distributions from the net investment income of each Portfolio are declared daily as a dividend and paid monthly to you. Any net capital gain realized by a Portfolio will be distributed annually.

      All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

      As long as a Portfolio meets the requirements for being a "regulated investment company," it pays no Federal income tax on the earnings and gains it distributes to shareholders. The Portfolios' distributions of net investment income (which include net short-term capital gains), whether received in cash or reinvested in additional Portfolio shares, are taxable to you as ordinary income. Each Portfolio will notify you following the end of the calendar year of the amount of dividends paid that year.

      You will not recognize any gain or loss on the sale (redemption) or exchange of shares of a Portfolio so long as that Portfolio maintains a stable price of $1.00 a share. Dividend distributions by the Tax-Exempt Portfolio of the excess of its interest income on tax-exempt securities over certain amounts disallowed as deductions ("exempt-interest dividends") may be treated by you as interest excludable from your gross income. The Tax-Exempt Portfolio intends to distribute income that is exempt from Federal income tax, though it may invest a portion of its assets in securities that generate taxable income. Income exempt from Federal income tax may be subject to state and local income tax. Additionally, any capital gains distributed by the Tax-Exempt Portfolio may be taxable.

      STATE AND LOCAL INCOME TAXES: You should consult your tax adviser concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

      This section is only a summary of some important income tax considerations that may affect your investment in a Portfolio. More information regarding those considerations appears in our SAI. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

                            DISTRIBUTION ARRANGEMENTS

      Professional Funds Distributor, LLC ("Distributor") manages the Portfolios' distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreements with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. Other than the Rule 12b-1 fees described below, the Portfolios do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

RULE 12b-1 FEES

      The Investor Shares of each Portfolio has adopted a distribution plan under Rule 12b-1 that allows a Portfolio to pay a fee to the Distributor for the sale and distribution of Investor Shares, and for services provided to shareholders of Investor Shares. Because these fees are paid out of a Portfolio's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. While the Distribution (12b-1) Plan provides for payments of up to 0.20% of the average net asset of each Portfolio's Investor Shares, the Board of Trustees has authorized annual payments of up to 0.10% of the average net assets of each Portfolio's Investor Shares.

MASTER/FEEDER STRUCTURE

      Other institutional investors, including other mutual funds, may invest in the master funds. The master/feeder structure enables various institutional investors, including the Portfolios, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder of a master fund, including the Portfolios, will pay its proportionate share of the master fund's expenses.

      For reasons relating to costs or a change in investment goal, among others, a Portfolio could switch to another master fund or decide to manage its assets itself. No Portfolio is currently contemplating such a move.

SHARE CLASSES

      The Portfolios issue Investor and Service Shares. Each class of shares bears a pro rata portion of a Portfolio's common expenses in addition to expenses directly attributable to that class. Investor Shares pay a Rule 12b-1 distribution fee. Any investor may purchase Investor Shares. Services Shares are offered to investors who use a financial intermediary to process transactions and are subject to a shareholder service fee.

                                    GLOSSARY

MONEY MARKET FUNDS:

Money market funds invest only in high quality, short-term debt securities, commonly known as money market instruments. Money market funds follow strict rules about credit risk, maturity and diversification of their investments. An investment in a money market fund is not a bank deposit. Although a money market fund seeks to keep a constant share price of $1.00, you may lose money by investing in a money market fund

YIELD:

Yield is a measure of the income (interest) earned by the securities in a fund's portfolio and paid to you over a specified time period. The annualized yield is expressed as a percentage of the offering price per share on a specified date.

MUTUAL FUND EXPENSES:

Unlike an index, every mutual fund has operating expenses to pay for professional advisory, distribution, administration, custody and other services. These expenses are deducted from Portfolio assets.

INVESTMENT ADVISER:

The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the mutual fund's investment program. The Board of Trustees supervises the investment adviser and establishes policies that the investment adviser must follow in its management activities.

 NET ASSET VALUE OR "NAV":

   NAV  =  Assets - Liabilities
           --------------------
           Outstanding Shares

NET INVESTMENT INCOME:

Net investment income consists of interest and dividends earned by a mutual fund on its investments less accrued expenses.

RULE 12b-1 FEES:

Rule 12b-1 fees, charged by some funds, are deducted from fund assets to pay for marketing and advertising expenses or, more commonly, to compensate sales professionals for selling fund shares.

                              FOR MORE INFORMATION

      FOR INVESTORS WHO WANT MORE INFORMATION ON THE PORTFOLIOS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

      ANNUAL/SEMI-ANNUAL REPORTS: These reports contain performance data and information on portfolio holdings and operating results for a Portfolio's most recently completed fiscal year or half-year. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance.

      STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides additional technical and legal descriptions of a Portfolio's policies, investment restrictions, risks, and business structure. The information in the SAI is incorporated into this prospectus by this reference.

      Copies of these documents and answers to questions about the Portfolios may be obtained without charge by contacting:

      WT Mutual Fund
      c/o PFPC Inc.
      760 Moore Road
      King of Prussia, PA 19406
      (800) 336-9970
      9:00 a.m. to 5:00 p.m., Eastern time

      Information about the Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, DC, 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Portfolios may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.

      FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL 1-(800)-336-9970.

            The investment company registration number is 811-08648.

                     WILMINGTON PRIME MONEY MARKET PORTFOLIO
                      WILMINGTON U.S. GOVERNMENT PORTFOLIO
                         WILMINGTON TAX-EXEMPT PORTFOLIO

                                OF WT MUTUAL FUND
                                 SERVICE SHARES

                          PROSPECTUS DATED _____, 2004

      This prospectus gives vital information about these money market mutual funds, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

      Please note that these Portfolios:

            -     are not bank deposits

            - are not obligations of, or guaranteed or endorsed by Wilmington Trust Company or any of its affiliates

            -     are not federally insured

            - are not obligations of, or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation ("FDIC"), the Federal Reserve Board or any other government agency

            -     are not guaranteed to achieve their goal(s)

            -     may not be able to maintain a stable $1 share price

      Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

TABLE OF CONTENTS

                                           PORTFOLIO DESCRIPTIONS

A look at the goals, strategies, risks          Summary................................................................        3
and expenses of each Portfolio.                 Performance Information................................................        5
                                                Fees and Expenses......................................................        8
                                                Example................................................................        9
                                                Investment Objectives..................................................        9
                                                Primary Investment Strategies..........................................       10
                                                Additional Risk Information............................................       11
                                                Financial Highlights...................................................       12

                                           MANAGEMENT OF THE PORTFOLIOS

Details about the service providers.            Investment Adviser.....................................................       15
                                                Service Providers......................................................       16

                                           SHAREHOLDER INFORMATION

Policies and instructions for opening,          Pricing of Shares......................................................       17
maintaining and closing an account in           Purchase of Shares.....................................................       17
any of the Portfolios.                          Redemption of Shares...................................................       19
                                                Exchange of Shares.....................................................       20
                                                Distributions..........................................................       21
                                                Taxes..................................................................       22

                                           DISTRIBUTION AND SERVICE ARRANGEMENTS

Details on the Portfolios' shareholder          Shareholder Service Fees...............................................       23
service fees, master/feeder                     Master/Feeder Structure................................................       23
arrangement and share classes.                  Share Classes..........................................................       23

                                           FOR MORE INFORMATION........................................................       24

For information about key terms and concepts, please refer to the "Glossary."

                     WILMINGTON PRIME MONEY MARKET PORTFOLIO
                      WILMINGTON U.S. GOVERNMENT PORTFOLIO
                         WILMINGTON TAX-EXEMPT PORTFOLIO

                                 SERVICE SHARES

                             PORTFOLIO DESCRIPTIONS

SUMMARY

Investment Objective                -    The WILMINGTON PRIME MONEY MARKET and
                                         WILMINGTON U.S. GOVERNMENT PORTFOLIOS
                                         each seek high current income, while
                                         preserving capital and liquidity.

                                    -    The WILMINGTON TAX-EXEMPT
                                         PORTFOLIO seeks high current interest
                                         income exempt from Federal income taxes
                                         while preserving principal.

Investment Focus                    -    Money market instruments

Share Price Volatility              -    Each Portfolio will strive to maintain
                                         a stable $1.00 share price.

Principal Investment Strategy       -    Each Portfolio operates as a "feeder
                                         fund" which means that the Portfolio
                                         does not buy individual securities
                                         directly. Instead, it invests in a
                                         corresponding mutual fund or "master
                                         fund," which in turn purchases
                                         investment securities. The Portfolios
                                         invest all of their assets in master
                                         funds, which are separate series of WT
                                         Investment Trust I. Each Portfolio and
                                         its corresponding Series have the same
                                         investment objective, policies and
                                         limitations.

                                    -    The WILMINGTON PRIME MONEY MARKET
                                         PORTFOLIO invests in the Prime Money
                                         Market Series, which invests in money
                                         market instruments, including bank
                                         obligations, high quality commercial
                                         paper and U.S. Government obligations.

                                    -    The WILMINGTON U.S. GOVERNMENT
                                         PORTFOLIO invests in the U.S.
                                         Government Series, which invests at
                                         least 80% of its assets in U.S.
                                         Government obligations and repurchase
                                         agreements collateralized by such
                                         obligations.

                                    -    The WILMINGTON TAX-EXEMPT PORTFOLIO
                                         invests in the Tax-Exempt Series, which
                                         invests in high quality municipal
                                         obligations, municipal bonds and other
                                         instruments exempt from Federal income
                                         tax.

                                    -    In selecting securities for the Series,
                                         the investment adviser seeks current
                                         income, liquidity and safety of
                                         principal. The investment adviser may
                                         sell securities if the securities are
                                         downgraded to a lower ratings category.

                                    -    Each of the WILMINGTON PRIME MONEY
                                         MARKET, the WILMINGTON U.S. GOVERNMENT
                                         and the WILMINGTON TAX-EXEMPT
                                         PORTFOLIOS, through its corresponding
                                         Series, may invest more than 25% of its
                                         total assets in the obligations of
                                         banks, finance companies and utilities.

Principal Risks                     The Portfolios are subject to the
                                    risks summarized below, which are further described under "Additional Risk
                                    Information."

                                    -    An investment in a Portfolio is not a
                                         deposit of Wilmington Trust Company or
                                         any of its affiliates and is not
                                         insured or guaranteed by the FDIC or
                                         any other government agency. Although
                                         each Portfolio seeks to preserve the
                                         value of your investment at $1.00 per
                                         share, it is possible to lose money by
                                         investing in a Portfolio.

                                    -    The obligations in which the Portfolios
                                         invest through their corresponding
                                         Series are subject to credit risk and
                                         interest rate risk. Typically, when
                                         interest rates rise, the market prices
                                         of debt securities go down. Securities
                                         issued by government sponsored entities
                                         are not insured or guaranteed by the
                                         U.S. Government.

                                    -    The performance of a Portfolio will
                                         depend on whether or not the investment
                                         adviser is successful in pursuing the
                                         investment strategy.

Investor Profile                    -    Conservative

PERFORMANCE INFORMATION

                     WILMINGTON PRIME MONEY MARKET PORTFOLIO

      The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year. Of course, past performance does not necessarily indicate how the Portfolio will perform in the future.

              ANNUAL TOTAL RETURN FOR CALENDAR YEAR SINCE INCEPTION

[PERFORMANCE GRAPH]

PERFORMANCE YEARS       RETURNS
2002                    1.19%
2003                    0.51%

       CALENDAR YEAR-TO-DATE TOTAL RETURN AS OF SEPTEMBER 30, 2004: ____%

PFPC PLEASE CONFIRM
    BEST QUARTER                 WORST QUARTER
    ------------                 -------------
       0.33%                         0.26%
  (March 31, 2002)            (December 31, 2002)

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003             1 Year         Since Inception (April 2, 2001)
----------------------------------------------------             ------         -------------------------------
Prime Money Market Portfolio - Service Shares                     0.51%                      1.46%

                      WILMINGTON U.S. GOVERNMENT PORTFOLIO

      The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio by showing the Portfolio's performance from calendar year to calendar year. Of course, past performance does not necessarily indicate how the Portfolio will perform in the future.

     ANNUAL TOTAL RETURN FOR CALENDAR YEAR SINCE INCEPTION

[PERFORMANCE GRAPH]

PERFORMANCE YEARS              RETURNS
      2002                      1.04%
      2003                      0.44%

       CALENDAR YEAR-TO-DATE TOTAL RETURN AS OF SEPTEMBER 30, 2004: ____%

  BEST QUARTER                 WORST QUARTER
  ------------                 -------------
     0.29%                         0.21%
(March 31, 2002)            (December 31, 2002)

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003          1 Year          Since Inception (April 2, 2001)
----------------------------------------------------          ------          -------------------------------
U.S. Government Portfolio - Service Shares                    0.44%                        1.33%

                         WILMINGTON TAX-EXEMPT PORTFOLIO

      The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio by showing the Portfolio's performance from calendar year to calendar year. Of course, past performance does not necessarily indicate how the Portfolio will perform in the future.

              ANNUAL TOTAL RETURN FOR CALENDAR YEAR SINCE INCEPTION

[PERFORMANCE GRAPH]

PERFORMANCE YEARS              RETURNS
      2002                      0.70%
      2003                      0.28%

       CALENDAR YEAR-TO-DATE TOTAL RETURN AS OF SEPTEMBER 30, 2004: ____%

PFPC PLEASE CONFIRM
    BEST QUARTER                 WORST QUARTER
    ------------                 -------------
       0.19%                         0.17%
  (June 30, 2002)             (September 30, 2002)

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003         1 Year         Since Inception (April 2, 2001)
----------------------------------------------------         ------         -------------------------------
Tax-Exempt Portfolio - Service Shares                         0.28%                      0.85%

    You may call (800) 336-9970 to obtain a Portfolio's current 7-day yield.

FEES AND EXPENSES

      The table below describes the fees and expenses that you may pay if you buy and hold Service Shares of a Portfolio. No sales charges or other fees are paid directly from your investment.

                                 SERVICE SHARES

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)(1):

                                                                             U.S.
                                               Prime Money                Government                 Tax-Exempt
                                            Market Portfolio              Portfolio                  Portfolio
                                            ----------------              ---------                  ---------
Management fees                                   0.33%(2)                  0.37%(2)                   0.37%(2)
Distribution (12b-1) fees                         None                       None                       None
Shareholder Service fees                          0.25%                     0.25%                      0.25%
Other expenses                                    0.05%                     0.06%                      0.07%
TOTAL ANNUAL OPERATING EXPENSES                   0.63%                     0.68%                      0.68%

1 This table and the example below each reflect the aggregate annual operating expenses of each Portfolio and the corresponding Series of the Trust in which the Portfolio invests.

2 The management fees have been restated to reflect current fees, which became effective on May 20, 2004.

EXAMPLE

      This example is intended to help you compare the cost of investing in Service Shares of each Portfolio with the cost of investing in other mutual funds. The examples below show what you would pay if you invested $10,000 over the various time periods indicated. The example assumes that:

            -     you reinvested all dividends;

            -     the average annual return was 5%;

            - the Portfolio's total operating expenses are charged and remain the same over the time periods; and

            - you redeemed all of your investment at the end of each time period.

      Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

SERVICE SHARES                               1 Year      3 Years      5 Years      10 Years
--------------                               ------      -------      -------      --------
Prime Money Market Portfolio                  $75         $233         $406          $906
U.S. Government  Portfolio                    $80         $249         $433          $966
Tax-Exempt Portfolio                          $81         $252         $439          $978

      The above example is for comparison purposes only and is not a representation of a Portfolio's actual expenses and returns, either past or future.

INVESTMENT OBJECTIVES

      The WILMINGTON PRIME MONEY MARKET and the WILMINGTON U.S. GOVERNMENT PORTFOLIOS each seek a high level of current income consistent with the preservation of capital and liquidity. The WILMINGTON TAX-EXEMPT PORTFOLIO seeks as high a level of interest income exempt from Federal income tax as is consistent with preservation of principal.

      The investment objectives for each Portfolio may not be changed without shareholder approval. Each Portfolio is a money market fund and intends to maintain a stable $1 share price, although this may not be possible under certain circumstances. There can be no guarantee that any Portfolio will achieve its investment objective.

PRIMARY INVESTMENT STRATEGIES

      The WILMINGTON PRIME MONEY MARKET PORTFOLIO invests its assets in the Prime Money Market Series, which in turn invests in:

            - U.S. dollar-denominated obligations of major U.S. and foreign banks and their branches located outside of the United States, of U.S. branches of foreign banks, of foreign branches of foreign banks, of U.S. agencies of foreign banks and wholly-owned banking subsidiaries of foreign banks;

            - commercial paper rated at the time of purchase, in the highest category of short-term debt ratings of any two nationally recognized statistical rating organizations ("NRSRO");

            - corporate obligations having a remaining maturity of 397 calendar days or less, issued by corporations having outstanding comparable obligations that are (a) rated in the two highest categories of any two NRSROs or (b) rated no lower than the two highest long-term debt ratings categories by any NRSRO;

            -     U.S. Government obligations;

            -     high quality municipal securities; and

            - repurchase agreements that are fully collateralized by U.S. Government obligations.

      U.S. Government obligations are debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. U.S. Government obligations include securities issued by government-sponsored entities, such as the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association, which are not issued, insured or guaranteed by the U.S. Treasury or the U.S. Government. Instruments issued by such government-sponsored entities are supported only by the credit of the issuing entity. If an issuer that is not insured or guaranteed by the U.S. Treasury or U.S. Government fails to meet its commitments, the Portfolio would not be able to assert a claim against the United States.

      The WILMINGTON U.S. GOVERNMENT PORTFOLIO invests its assets in the U.S. Government Series, which in turn invests at least 80% of its total assets in:

            -     U.S. Government obligations; and

            - repurchase agreements that are fully collateralized by such obligations.

      U.S. Government obligations are debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. U.S. Government obligations include securities issued by government-sponsored entities, such as the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association, which are not issued, insured or guaranteed by the U.S. Treasury or the U.S. Government. Instruments issued by such government-sponsored entities are supported only by the credit of the issuing entity. If an issuer that is not insured or guaranteed by the U.S. Treasury or U.S. Government fails to meet its commitments, the Portfolio would not be able to assert a claim against the United States.

      The WILMINGTON TAX-EXEMPT PORTFOLIO invests its assets in the Tax-Exempt Series, which in turn invests in:

            -     high quality municipal obligations and municipal bonds;

            -     floating and variable rate obligations;

            -     participation interests;

            -     high quality tax-exempt commercial paper; and

            -     high quality short-term municipal notes.

      The Tax-Exempt Series has adopted a policy that, under normal circumstances, at least 80% of its annual income will be exempt from Federal income tax. Additionally, at least 80% of its annual income will not be a tax preference item for purposes of the Federal alternative minimum tax.

      High quality securities include those that (1) are rated in one of the two highest short-term rating categories by two NRSROs, such as S&P, Moody's and Fitch IBCA (or by one NRSRO if only one NRSRO has issued a rating), or (2), if unrated, are issued by an issuer with comparable outstanding debt that is rated or are otherwise unrated and determined by the investment adviser to be of comparable quality.

      Each Series also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in our Statement of Additional Information ("SAI").

ADDITIONAL RISK INFORMATION

      The following is a list of certain risks that may apply to your investment in a Portfolio. Further information about investment risks is available in our
SAI:

            - CREDIT RISK: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

            - FOREIGN SECURITY RISK: The risk of losses due to political, regulatory, economic, social or other uncontrollable forces in a foreign country.

            - GOVERNMENT OBLIGATIONS RISK: The risk that government-sponsored entities may default on a financial obligation, since their securities are not insured or guaranteed by the U.S. Treasury or the U.S. Government.

            - INTEREST RATE RISK: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. The yield paid by a Portfolio will vary with changes in interest rates.

            - MARKET RISK: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

            - MASTER/FEEDER RISK: While the master/feeder structure is designed to reduce costs, it may not do so, and the Portfolios might encounter operational or other complications. For example, large-scale redemptions by other feeders of their shares of a master fund could have adverse effects on a Portfolio such as requiring the liquidation of a substantial portion of the master fund's holdings at a time when it may be disadvantageous to do so. Also, other feeders of a master fund, if any, may have a greater ownership interest in the master fund than a Portfolio's interest and, therefore, could have effective voting control over the operation of the master fund.

            - PREPAYMENT RISK: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate.

FINANCIAL HIGHLIGHTS

      The financial highlights tables are intended to help you understand each Portfolio's financial performance for the past 5 years or, if shorter, the period of the Portfolio's operation. Certain information reflects financial results for a single Service Share of a Portfolio. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and other distributions). Financial highlights have been audited by ______________, whose report, along with each Portfolio's financial statements, is included in the Service Shares' Annual Report, which is available without charge upon request.

PRIME MONEY MARKET PORTFOLIO - SERVICE SHARES

                                                                                                       For the Period
                                                           For the Fiscal Year Ended June 30,           April 2, 2001
                                                      -------------------------------------------       through June
                                                                       2003            2002               30, 2001
                                                      ---------  --------------     -------------      --------------
NET ASSET VALUE - BEGINNING OF PERIOD ..........                    $      1.00     $      1.00        $        1.00
                                                      ---------     -----------     -----------        -------------
INVESTMENT OPERATIONS:
   Net investment income .......................                           0.01            0.02                 0.01
                                                      ---------     -----------     -----------        -------------
DISTRIBUTIONS:
   From net investment income ..................                          (0.01)          (0.02)               (0.01)
   From net realized gain ......................                             --              --(3)                --
                                                      ---------     -----------     -----------        -------------
     Total distributions .......................                          (0.01)          (0.02)               (0.01)
                                                      ---------     -----------     -----------        -------------
NET ASSET VALUE - END OF PERIOD ................                    $      1.00     $      1.00        $        1.00
                                                      =========     ===========     ===========        =============

TOTAL RETURN ...................................                           0.87%           1.95%                1.01%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL
   DATA:(1)
   Expenses ....................................                           0.72%           0.72%                0.72%*
   Net investment income .......................                           0.86%           1.91%                3.97%*
Net assets at end of period (000 omitted) ......                    $ 2,354,190     $ 2,358,034        $   2,155,407

--------------------------------
*     Annualized.

**    Not annualized.

(1) The expense and net investment income ratios include expenses allocated from the WT Investment Trust I - Prime Money Market Series.

(2)   Commencement of operations.

(3)   Distributions were less than $0.01 per share.

U.S. GOVERNMENT PORTFOLIO - SERVICE SHARES

                                                                                                        For the Period
                                                        For the Fiscal Year Ended June 30,              April 2, 2001(2)
                                                        ----------------------------------                  through
                                                                     2003          2002                  June 30, 2001
                                                        -------    --------      --------               --------------
NET ASSET VALUE - BEGINNING OF PERIOD.........                     $   1.00      $   1.00                  $     1.00
                                                        -------    --------      --------                  ----------
INVESTMENT OPERATIONS:
   Net investment income......................                         0.01          0.02                        0.01
                                                        -------    --------      --------                  ----------
DISTRIBUTIONS:
   From net investment income.................                        (0.01)        (0.02)                      (0.01)
   From net realized gain.....................                           --            --(3)                       --
                                                        -------    --------      --------                  ----------
     Total distributions......................                        (0.01)        (0.02)                      (0.01)
                                                        -------    --------      --------                  ----------
NET ASSET VALUE - END OF PERIOD...............                     $   1.00      $   1.00                  $     1.00
                                                        =======    ========      ========                  ==========

TOTAL RETURN..................................                         0.75%         1.79%                       0.94%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL
   DATA:(1)
   Expenses...................................                         0.77%         0.78%                       0.78%*
   Net investment income......................                         0.76%         1.78%                       3.75%*
Net assets at end of period (000 omitted).....                     $929,538      $974,914                  $1,120,776

---------------------------
*     Annualized.

**    Not annualized.

(1) The expense and net investment income ratios include expenses allocated from the WT Investment Trust I - U.S. Government Series.

(2)   Commencement of operations.

(3)   Distributions were less than $0.01 per share.

TAX-EXEMPT PORTFOLIO - SERVICE SHARES

                                                                                                    For the Period
                                                              For the Fiscal Year Ended June 30,    April 2, 2001(2)
                                                              ----------------------------------   through June 30,
                                                                           2003        2002              2001
                                                              ---------  --------   ----------         --------
NET ASSET VALUE - BEGINNING OF PERIOD...................                 $   1.00   $     1.00         $   1.00
                                                              ---------  --------   ----------         --------
INVESTMENT OPERATIONS:
   Net investment income................................                     0.01         0.01             0.01
                                                              ---------  --------   ----------         --------
DISTRIBUTIONS:
   From net investment income...........................                    (0.01)       (0.01)           (0.01)
                                                              ---------  --------   ----------         --------
NET ASSET VALUE - END OF PERIOD.........................                 $   1.00   $     1.00         $   1.00
                                                              =========  ========   ==========         ========
TOTAL RETURN............................................                     0.52%        1.09%            0.64%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:(1)
   Expenses.............................................                     0.78%        0.78%            0.79%*
   Net investment income................................                     0.52%        1.08%            2.38%*
Net assets at end of period (000 omitted)...............                 $525,522   $  493,767         $409,650

--------------------------
*     Annualized.

**    Not annualized.

(1) The expense and net investment income ratios include expenses allocated from the WT Investment Trust I - Tax-Exempt Series.

(2)   Commencement of operations.

                          MANAGEMENT OF THE PORTFOLIOS

      The Board of Trustees for each Portfolio supervises the management, activities and affairs of the Portfolio and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the Portfolio and its shareholders.

INVESTMENT ADVISER

      Rodney Square Management Corporation ("RSMC"), the Series' investment adviser, is located at 1100 North Market Street, Wilmington, Delaware 19890. RSMC is a wholly owned subsidiary of Wilmington Trust Corporation, which is a publicly held financial services holding company. RSMC, subject to the general oversight of the Board of Trustees, directs the investments of each Series in accordance with its investment objective, policies and limitations. In the past, RSMC has provided asset management services to other mutual funds, individuals, personal trusts, municipalities, corporations and other organizations. Presently, RSMC provides its services exclusively to investment companies sponsored by it or its affiliates. As of September 30, 2004, RSMC had $____ billion in assets under management.

            From July 1, 2003 through May 19, 2004, the Prime Money Market Series, the U.S. Government Series and the Tax-Exempt Series paid RSMC a fee at an annual rate of 0.43%, 0.47% and 0.47%, respectively, of the Series' average daily net assets for investment advisory and certain administrative services. Effective May 20, 2004, RSMC lowered its advisory fee with respect to the Prime Money Market Series, the U.S. Government Series and the Tax-Exempt Series such that each paid RSMC a fee an annual rate of 0.33%, 0.37% and 0.37%, respectively, of the Series average daily net assets for investment advisory services only.

                                SERVICE PROVIDERS

     The chart below provides information on the primary service providers.

Asset                                                                              Shareholder
Management                                                                         Services

         INVESTMENT ADVISER                                                                 TRANSFER AGENT
   Rodney Square Management Corp.                                                             PFPC Inc.
      1100 North Market Street                                                              760 Moore Road
        Wilmington, DE 19890                                                          King of Prussia, PA 19406

                                                                                    Handles shareholder services,
                                                                                     including recordkeeping and
                                                                                        statements, payment of
  Manages each Series' investment                                                  distributions and processing of
            activities.                                                                 buy and sell requests.

                                                       WT MUTUAL FUND

                                                WILMINGTON PRIME MONEY MARKET
                                                          PORTFOLIO
                                            WILMINGTON U.S. GOVERNMENT PORTFOLIO
                                               WILMINGTON TAX-EXEMPT PORTFOLIO

Fund                                                                               Asset
Operations                                                                         Safe Keeping

           ADMINISTRATOR                                                                      CUSTODIAN

   Rodney Square Management Corp.                                                      Wilmington Trust Company
      1100 North Market Street                                                         1100 North Market Street
        Wilmington, DE 19890                                                             Wilmington, DE 19890

       SUB-ADMINISTRATOR AND
          ACCOUNTING AGENT

             PFPC Inc.
        301 Bellevue Parkway
        Wilmington, DE 19809

  Provides facilities, equipment and                                                   Holds each Portfolio's assets,
 personnel to carry out administrative                                                  settles all portfolio trades
 services related to each Portfolio and                                                   and collects most of the
 calculates each Portfolio's NAV and                                                    valuation data required for
          distributions.                                                                calculating each Portfolio's
                                                                                               NAV per share.

                                         Distribution

                                                      DISTRIBUTOR
                                         Professional Funds Distributor, LLC.
                                                    760 Moore Road
                                               King of Prussia, PA 19406
                                          Distributes the Portfolios' shares.

                             SHAREHOLDER INFORMATION

PRICING OF SHARES

      Each Portfolio uses its best effort to maintain its $1 constant share price and values its securities at amortized cost. This involves valuing a security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of fluctuating interest rates on the market value of the security. All cash, receivables and current payables are carried at their face value. Other assets, if any, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

      PFPC Inc. determines the NAV per share of each Portfolio as of 12:00 p.m. Eastern time for the Tax-Exempt Portfolio and as of 2:00 p.m. Eastern time for the Prime Money Market Portfolio and U.S. Government Portfolio on each business day (i.e., a day that the New York Stock Exchange (the "Exchange") and the transfer agent are open for business). The NAV is calculated by adding the value of all securities and other assets in a Portfolio, deducting its liabilities and dividing the balance by the number of outstanding shares in that Portfolio. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent and under no circumstances will any order be accepted for purchase, redemption or exchange after the NAV calculation.

      PURCHASE OF SHARES

      Portfolio shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment in Service Shares of each Portfolio is $1,000. Additional investments in a Portfolio may be made in any amount. You may purchase shares as specified below.

      You may also purchase shares if you are a client of Wilmington Trust through your trust or corporate cash management accounts. If you are a client of an institution (such as a bank or broker-dealer) that has entered into a servicing agreement with the Portfolios' distributor ("Service Organization"), you may also purchase shares through such Service Organization. You should also be aware that you may be charged a fee by Wilmington Trust or the Service Organization in connection with your investment in the Portfolios. If you wish to purchase Portfolio shares through your account at Wilmington Trust or a Service Organization, you should contact that entity directly for information and instructions on purchasing shares.

      BY MAIL: You may purchase shares by sending a check drawn on a U.S. bank payable to Wilmington Money Market Portfolios, indicating the name and class of the Portfolio, along with a completed application (included at the end of this prospectus). If a subsequent investment is being made, the check should also indicate your Portfolio account number. When you make purchases by check, each Portfolio may withhold payment on redemptions until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

Regular Mail:                                  Overnight Mail:
-------------                                  ---------------
Wilmington Money Market Portfolios             Wilmington Money Market Portfolios
c/o PFPC Inc.                                  c/o PFPC Inc.
P.O. Box 9828                                  760 Moore Road
Providence, RI 02940                           King of Prussia, PA 19406

      BY WIRE: You may purchase shares by wiring federal funds. Please call PFPC at (800) 336-9970 for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.

      ADDITIONAL INFORMATION REGARDING PURCHASES: Investments in a Portfolio are accepted on the Business Day that federal funds are deposited for your account on or before 12:00 p.m. Eastern time for the Tax-Exempt Portfolio and on or before 2:00 p.m. Eastern time for the Prime Money Market Portfolio and the U.S. Government Portfolio. Monies immediately convertible to federal funds are deposited for your account on or before 12:00 p.m. Eastern time for the Tax-Exempt Portfolio and on or before 2:00 p.m. Eastern time for the Prime Money Market Portfolio and the U.S. Government Portfolio or when checks deposited for your account have been converted to federal funds (usually within two Business Days after receipt). All investments in a Portfolio are credited to your account as shares of the Portfolio immediately upon acceptance and become entitled to dividends declared as of the day and time of investment.

      Any purchase order may be rejected if a Portfolio determines that accepting the order would not be in the best interest of the Portfolio or its shareholders.

      It is the responsibility of Wilmington Trust or the Service Organization to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

      For information on other ways to purchase shares, including through an individual retirement account (IRA), an automatic investment plan or a payroll investment plan, please refer to our SAI.

REDEMPTION OF SHARES

      You may sell your shares on any Business Day, as described below. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. There is no fee when Portfolio shares are redeemed. It is the responsibility of Wilmington Trust or the Service Organization to transmit redemption orders and credit their customers' accounts with redemption proceeds on a timely basis. Redemption checks are normally mailed on the next Business Day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions or the next Business Day if received after 12:00 p.m. Eastern time for the Tax-Exempt Portfolio and 2:00 p.m. Eastern time for the Prime Money Market Portfolio and the U.S. Government Portfolio or on a non-Business Day, but never later than 7 days following such receipt. If you purchased your shares through an account at Wilmington Trust or a Service Organization, you should contact Wilmington Trust or the Service Organization for information relating to redemptions. The Portfolio's name and your account number should accompany any redemption requests.

      BY MAIL: If you redeem your shares by mail, you should submit written instructions with a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. You must indicate the Portfolio name, your account number and your name. The written instructions and signature guarantee should be mailed to:

Regular Mail:                                  Overnight Mail:
-------------                                  ---------------
Wilmington Money Market Portfolios             Wilmington Money Market Portfolios
c/o PFPC Inc.                                  c/o PFPC Inc.
P.O. Box 9828                                  760 Moore Road
Providence, RI 02940                           King of Prussia, PA 19406

      BY TELEPHONE: If you prefer to redeem your shares by telephone, you may elect to do so. However, there are certain risks. The Portfolios have certain safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any losses.

      ADDITIONAL INFORMATION REGARDING REDEMPTIONS: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Portfolio account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Portfolio account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Portfolio account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a guarantee of your signature by an eligible institution. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds the Portfolio shares.

      If the shares to be redeemed represent a recent investment made by a check, each Portfolio reserves the right not to send the redemption proceeds until it believes that the check has been collected (which could take up to 10 days).

      SMALL ACCOUNTS: If the value of your Portfolio account falls below $500, the Portfolio may ask you to increase your balance. If the account value is still below $500 after 60 days, the Portfolio may close your account and send you the proceeds. The Portfolio will not close your account if it falls below $500 solely as a result of a reduction in your account's market value.

      For additional information on other ways to redeem shares, please refer to our SAI.

EXCHANGE OF SHARES

      You may exchange all or a portion of your shares in a Portfolio for Service Shares of the following funds ("Wilmington Portfolios"):

      Wilmington Prime Money Market Portfolio

      Wilmington U.S. Government Portfolio

      Wilmington Tax-Exempt Portfolio

      Wilmington Large Cap Strategic Allocation Fund

      Wilmington Mid Cap Strategic Allocation Fund

      Wilmington Small Cap Strategic Allocation Fund

      Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter.

      Exchange transactions will be subject to the minimum initial investment and other requirements of the Wilmington Portfolio into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder's account of less than $500.

      To obtain prospectuses of the other Wilmington Portfolios, you may call
(800) 336-9970. To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in a trust account with Wilmington Trust or in an account with a Service Organization, contact Wilmington Trust or the Service Organization. The Wilmington Portfolios may terminate or modify the exchange offer described here and will give you 60 days' notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of the Wilmington Portfolio's shares to be acquired through such exchange may be legally made.

DISTRIBUTIONS

      Distributions from the net investment income of each Portfolio are declared daily as a dividend and paid monthly to you. Any net capital gain realized by a Portfolio will be distributed annually.

      All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

      As long as a Portfolio meets the requirements for being a "regulated investment company," it pays no Federal income tax on the earnings and gains it distributes to shareholders. The Portfolios' distributions of net investment income (which include net short-term capital gains), whether received in cash or reinvested in additional Portfolio shares, are taxable to you as ordinary income. Each Portfolio will notify you following the end of the calendar year of the amount of dividends paid that year.

      You will not recognize any gain or loss on the sale (redemption) or exchange of shares of a Portfolio so long as that Portfolio maintains a stable price of $1.00 a share. Dividend distributions by the Tax-Exempt Portfolio of the excess of its interest income on tax-exempt securities over certain amounts disallowed as deductions ("exempt-interest dividends") may be treated by you as interest excludable from your gross income. The Tax-Exempt Portfolio intends to distribute income that is exempt from Federal income tax, though it may invest a portion of its assets in securities that generate taxable income. Income exempt from Federal income tax may be subject to state and local income tax. Additionally, any capital gains distributed by the Tax-Exempt Portfolio may be taxable.

      STATE AND LOCAL INCOME TAXES: You should consult your tax adviser concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

      This section is only a summary of some important income tax considerations that may affect your investment in a Portfolio. More information regarding those considerations appears in our SAI. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

                      DISTRIBUTION AND SERVICE ARRANGEMENTS

      Professional Funds Distributor, LLC manages the Portfolios' distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreements with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. The Portfolios do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

SHAREHOLDER SERVICE FEES

      The Board of Trustees has adopted a shareholder service plan authorizing each Portfolio to pay service providers an annual fee not exceeding 0.25% of a Portfolio's average daily net assets of the Service Shares to compensate service providers who maintain a service relationship. Service activities provided under this plan include (a) establishing and maintaining shareholder accounts and records, (b) answering shareholder inquiries, (c) assisting in share purchases and redemptions, (d) providing statements and reports to shareholders, and (e) providing other related services requested by shareholders.

MASTER/FEEDER STRUCTURE

      Other institutional investors, including other mutual funds, may invest in the master funds. The master/feeder structure enables various institutional investors, including the Portfolios, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder of a master fund, including the Portfolios, will pay its proportionate share of the master fund's expenses.

      For reasons relating to costs or a change in investment goal, among others, a Portfolio could switch to another master fund or decide to manage its assets itself. No Portfolio is currently contemplating such a move.

SHARE CLASSES

      The Portfolios issue Investor and Service Shares. Each class of shares bears a pro rata portion of a Portfolio's common expenses in addition to expenses directly attributable to that class. Service Shares are offered to investors who use a financial intermediary to process transactions with the Portfolios and are subject to a shareholder service fee. Investor Shares are not subject to a shareholder service fee, but are subject to a Rule 12b-1 distribution fee. Any investor may purchase Investor Shares.

                                    GLOSSARY

MONEY MARKET FUNDS:

Money market funds invest only in high quality, short-term debt securities, commonly known as money market instruments. Money market funds follow strict rules about credit risk, maturity and diversification of their investments. An investment in a money market fund is not a bank deposit. Although a money market fund seeks to keep a constant share price of $1.00, you may lose money by investing in a money market fund

YIELD:

Yield is a measure of the income (interest) earned by the securities in a fund's portfolio and paid to you over a specified time period. The annualized yield is expressed as a percentage of the offering price per share on a specified date.

MUTUAL FUND EXPENSES:

Unlike an index, every mutual fund has operating expenses to pay for professional advisory, distribution, administration, custody and other services. These expenses are deducted from Portfolio assets.

INVESTMENT ADVISER:

The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the mutual fund's investment program. The Board of Trustees supervises the investment adviser and establishes policies that the investment adviser must follow in its management activities.

NET ASSET VALUE OR "NAV":

  NAV = Assets - Liabilities
        --------------------
          Outstanding Shares

NET INVESTMENT INCOME:

Net investment income consists of interest and dividends earned by a mutual fund on its investments less accrued expenses.

                              FOR MORE INFORMATION

      FOR INVESTORS WHO WANT MORE INFORMATION ON THE PORTFOLIOS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

      ANNUAL/SEMI-ANNUAL REPORTS: These reports contain performance data and information on portfolio holdings and operating results for a Portfolio's most recently completed fiscal year or half-year. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance.

      STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides additional technical and legal descriptions of a Portfolio's policies, investment restrictions, risks, and business structure. The information in the SAI is incorporated into this prospectus by this reference

      Copies of these documents and answers to questions about the Portfolios may be obtained without charge by contacting:

         WT Mutual Fund
         c/o PFPC Inc.
         760 Moore Road
         King of Prussia, PA 19406
         (800) 336-9970
         9:00 a.m. to 5:00 p.m., Eastern time

      Information about the Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, DC, 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Portfolios may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.

      FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL 1-(800)-336-9970.

            The investment company registration number is 811-08648.

                    WILMINGTON PREMIER MONEY MARKET PORTFOLIO

                                OF WT MUTUAL FUND
                                 SERVICE SHARES

                         PROSPECTUS DATED ________, 2004

      This prospectus gives vital information about the Wilmington Premier Money Market Portfolio, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

      Please note that this Portfolio:

            -     is not a bank deposit

            - is not an obligation of, or guaranteed or endorsed by Wilmington Trust Company or any of its affiliates

            -     is not federally insured

            - is not an obligation of, or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation ("FDIC"), the Federal Reserve Board or any other government agency

            -     is not guaranteed to achieve its goal(s)

            -     may not be able to maintain a stable $1 share price

      Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

TABLE OF CONTENTS

A look at the goals, strategies,        PORTFOLIO DESCRIPTION
risks and expenses of the                   Summary.........................................................       3
Portfolio.                                  Performance Information.........................................       5
                                            Fees and Expenses...............................................       6
                                            Example.........................................................       7
                                            Investment Objective............................................       7
                                            Primary Investment Strategies...................................       8
                                            Additional Risk Information.....................................       9

Details about the service               MANAGEMENT OF THE PORTFOLIO
providers.                                  Investment Adviser..............................................      10
                                            Service Providers...............................................      11

Policies and instructions for           SHAREHOLDER INFORMATION
opening, maintaining and                    Pricing of Shares...............................................      12
closing an account in the                   Purchase of Shares..............................................      12
Portfolio.                                  Redemption of Shares............................................      13
                                            Exchange of Shares..............................................      15
                                            Distributions...................................................      16
                                            Taxes...........................................................      16

Details on the Portfolio's              DISTRIBUTION AND SERVICE ARRANGEMENTS
shareholder service fees,                   Shareholder Service Fees........................................      17
master/feeder arrangement                   Master/Feeder Structure.........................................      17
and share classes.                          Share Classes...................................................      17

                                        FOR MORE INFORMATION................................................      18

For information about key terms and concepts, please refer to the "Glossary."

                    WILMINGTON PREMIER MONEY MARKET PORTFOLIO

                                 SERVICE SHARES

                              PORTFOLIO DESCRIPTION

SUMMARY

Investment Objective                 -    The WILMINGTON PREMIER MONEY MARKET
                                          PORTFOLIO seeks high current income,
                                          while preserving capital and
                                          liquidity.

Investment Focus                     -    Money market instruments.

Share Price Volatility               -    The Portfolio will strive to maintain
                                          a stable $1.00 share price.

Principal Investment Strategy        -    The Portfolio operates as a "feeder
                                          fund" which means that the Portfolio
                                          does not buy individual securities
                                          directly. Instead, it invests in a
                                          corresponding mutual fund or "master
                                          fund," which in turn purchases
                                          investment securities. The Portfolio
                                          invests all of its assets in Premier
                                          Money Market Series, a separate Series
                                          of WT Investment Trust I. The
                                          Portfolio and this Series have the
                                          same investment objective, policies
                                          and limitations.

                                     -    The WILMINGTON PREMIER MONEY MARKET
                                          PORTFOLIO invests in the Premier Money
                                          Market Series, which invests in money
                                          market instruments, including bank
                                          obligations, high quality commercial
                                          paper and U.S. Government obligations.

                                     -    In selecting securities for the
                                          Series, the investment adviser seeks
                                          current income, liquidity and safety
                                          of principal. The investment adviser
                                          may sell securities if the securities
                                          are downgraded to a lower ratings
                                          category.

                                     -    The WILMINGTON PREMIER MONEY MARKET
                                          PORTFOLIO, through its corresponding
                                          Series, may invest more than 25% of
                                          its total assets in the obligations of
                                          banks, finance companies and
                                          utilities.

Principal Risks                           The Portfolio is subject to the risks
                                          summarized below, which are further
                                          described under "Additional Risk
                                          Information."

                                     -    An investment in the Portfolio is not
                                          a deposit of Wilmington Trust Company
                                          or any of its affiliates and is not
                                          insured or guaranteed by the Federal
                                          Deposit Insurance Corporation or any
                                          other government agency. Although the
                                          Portfolio seeks to preserve the value
                                          of your investment at $1.00 per share,
                                          it is possible to lose money by
                                          investing in the Portfolio.

                                     -    The obligations in which the Portfolio
                                          invests through its corresponding
                                          Series are subject to credit risk and
                                          interest rate risk. Typically, when
                                          interest rates rise, the market prices
                                          of debt securities go down.

                                     -    The performance of the Portfolio will
                                          depend on whether or not the
                                          investment adviser is successful in
                                          pursuing the investment strategy.

Investor Profile                     -    Conservative

PERFORMANCE INFORMATION

                    WILMINGTON PREMIER MONEY MARKET PORTFOLIO

      As of the date of this prospectus, the Service Shares of the Portfolio have not commenced operations. The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year. The performance shown in the bar chart and performance table are for the Institutional Shares of the Portfolio, which are not offered in this prospectus. However, the Institutional Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Service Shares do not have the same expenses. Specifically, Service Shares are subject to a 0.25% shareholder service fee. Had such fees been deducted, the returns would be less. Total returns would have been lower had certain expenses not been voluntarily waived and/or reimbursed. Of course, past performance does not necessarily indicate how the Portfolio will perform in the future.

                ANNUAL RETURNS FOR CALENDAR YEARS SINCE INCEPTION

[PERFORMANCE GRAPH]

PERFORMANCE YEARS       RETURNS
-----------------       -------
       1995              5.90%
       1996              5.40%
       1997              5.54%
       1998              5.49%
       1999              5.17%
       2000              6.45%
       2001              4.21%
       2002              1.67%
       2003              1.03%

       CALENDAR YEAR-TO-DATE TOTAL RETURN AS OF SEPTEMBER 30, 2004: ____%

    BEST QUARTER                     WORST QUARTER
    ------------                     -------------
       1.65%                             0.38%
(September 30, 2000)              (December 31, 2002)

                                                                                                   Since Inception
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003                     1 Year      5 Years     (December 6, 1994)
----------------------------------------------------                     ------      -------     ------------------
Premier Money Market Portfolio - Institutional Shares                    1.03%        3.68%             ____%

FEES AND EXPENSES

      The table below describes the fees and expenses that you may pay if you buy and hold Service Shares of the Portfolio. No sales charges or other fees are paid directly from your investment.

      ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)(1):

                                                                 Premier Money Market Portfolio
                                                                          Service Shares
                                                                          --------------
Management Fees...........................................................    0.20%
Shareholder Service Fees..................................................    0.25%
Other Expenses(2).........................................................    0.09%
TOTAL ANNUAL OPERATING EXPENSES(3)........................................    0.54%
Waivers/reimbursements(3).................................................    0.09%
NET EXPENSES(3)...........................................................    0.45%

1 This table and the example below each reflect the aggregate annual operating expenses of the Portfolio and the Series of the Trust in which the Portfolio invests.

2 "Other Expenses" are based on estimated amounts for the current fiscal year.

3 The investment adviser has contractually agreed to waive a portion of its advisory fee or reimburse expenses to the extent total operating expenses exceed 0.45%. This waiver will remain in place until November 1, 2005 unless the Board of Trustees approves its earlier termination.

EXAMPLE

      This example is intended to help you compare the cost of investing in Service Shares of the Portfolio with the cost of investing in other mutual funds. The table below shows what you would pay if you invested $10,000 over the various time frames indicated. The example assumes that:

      -     you reinvested all dividends;

      -     the average annual return was 5%;

      - the Portfolio's total operating expenses (reflecting contractual waivers or reimbursements through November 1, 2005) are charged and remain the same over the time periods; and

      -     you redeemed all of your investment at the end of the time period.

      Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

SERVICE SHARES                                    1 Year            3 Years
--------------                                    ------            -------
Premier Money Market Portfolio                      $46               $164

      The above example is for comparison purposes only and is not a representation of the Portfolio's actual expenses and returns, either past or future.

INVESTMENT OBJECTIVE

      The WILMINGTON PREMIER MONEY MARKET PORTFOLIO seeks a high level of current income consistent with the preservation of capital and liquidity.

      The investment objective for the Portfolio may be changed without shareholder approval. The Portfolio is a money market fund and intends to maintain a stable $1 share price, although this may not be possible under certain circumstances. There can be no guarantee that the Portfolio will achieve its investment objective.

PRIMARY INVESTMENT STRATEGIES

      The WILMINGTON PREMIER MONEY MARKET PORTFOLIO invests its assets in the Premier Money Market Series, which in turn invests in:

      - U.S. dollar-denomination obligations of major U.S. and foreign banks and their branches located outside of the United States, of U.S. branches of foreign banks, of foreign branches of foreign banks, of U.S. agencies of foreign banks and wholly-owned banking subsidiaries of foreign banks;

      - commercial paper rated, at the time of purchase, in the highest category of short-term debt ratings of any two nationally recognized statistical rating organizations ("NRSRO");

      - corporate obligations having a remaining maturity of 397 calendar days or less, issued by corporations having outstanding comparable obligations that are (a) rated in the two highest categories of any two NRSROs or (b) rated no lower than the two highest long-term debt ratings categories by any NRSRO;

      -     U.S. Government obligations;

      -     high quality municipal securities; and

      - repurchase agreements that are fully collateralized by U.S. Government obligations.

      U.S. Government obligations are debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. U.S. Government obligations include securities issued by government-sponsored entities, such as the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association, which are not issued, insured or guaranteed by the U.S. Treasury or the U.S. Government. Instruments issued by such government-sponsored entities are supported only by the credit of the issuing entity. If an issuer that is not insured or guaranteed by the U.S. Treasury or U.S. Government fails to meet its commitments, the Portfolio would not be able to assert a claim against the United States.

      High quality securities include those that (1) are rated in one of the two highest short-term rating categories by two NRSROs, such as S&P, Moody's and Fitch IBCA (or by one NRSRO if only one NRSRO has issued a rating) or; (2) if unrated are issued by an issuer with comparable outstanding debt that is rated or are otherwise unrated and determined by the investment adviser to be of comparable quality.

      The Series may also invest in other securities, use other strategies and engage in other investment practices, which are described in detail in our Statement of Additional Information ("SAI").

ADDITIONAL RISK INFORMATION

      The following is a list of certain risks that may apply to your investment in the Portfolio. Further information about investment risks is available in our
SAI:

      - CREDIT RISK: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

      - FOREIGN SECURITY RISK: The risk of losses due to political, regulatory, economic, social or other uncontrollable forces in a foreign country.

      - INTEREST RATE RISK: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. The yield paid by the Portfolio will vary with changes in interest rates.

      - MARKET RISK: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

      - MASTER/FEEDER RISK: While the master/feeder structure is designed to reduce costs, it may not do so, and the Portfolio might encounter operational or other complications. For example, large-scale redemptions by other feeders of their shares of the Series could have adverse effects on the Portfolio such as requiring the liquidation of a substantial portion of the Series' holdings at a time when it may be disadvantageous to do so. Also, other feeders of the Series may have a greater ownership interest in the Series than the Portfolio's interest and, therefore, could have effective voting control over the operation of the Series.

      - PREPAYMENT RISK: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate.

                           MANAGEMENT OF THE PORTFOLIO

      The Board of Trustees for the Portfolio has oversight responsibility of the management, activities and affairs of the Portfolio and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the Portfolio and its shareholders.

INVESTMENT ADVISER

      Rodney Square Management Corporation ("RSMC"), the Series' investment adviser, is located at 1100 North Market Street, Wilmington, Delaware 19890. RSMC is a wholly owned subsidiary of Wilmington Trust Corporation, which is a publicly held financial services holding company. RSMC, subject to the general oversight of the Board of Trustees, directs the investments of the Series in accordance with its investment objective, policies and limitations. In the past, RSMC has provided asset management services to other mutual funds, individuals, personal trusts, municipalities, corporations and other organizations. Presently, RSMC provides its services exclusively to investment companies sponsored by it or its affiliates. As of September 30, 2004, RSMC had $____ billion in assets under management.

      For the twelve months ended June 30, 2004, RSMC received an advisory fee (after fee waivers) of 0.11% of the Series' average daily net assets.

                                SERVICE PROVIDERS

     The chart below provides information on the primary service providers.

Asset                                                                              Shareholder
Management                                                                         Services

         INVESTMENT ADVISER                                                                 TRANSFER AGENT
   Rodney Square Management Corp.                                                             PFPC Inc.
      1100 North Market Street                                                              760 Moore Road
        Wilmington, DE 19890                                                          King of Prussia, PA 19406

        Manages the Series'                                                         Handles shareholder services,
       investment activities.                                                        including recordkeeping and
                                                                                        statements, payment of
                                                                                   distributions and processing of
                                                                                        buy and sell requests.

                                                    WT MUTUAL FUND

                                                  WILMINGTON PREMIER
                                                MONEY MARKET PORTFOLIO
Fund                                                                               Asset
Operations                                                                         Safe Keeping

           ADMINISTRATOR                                                                      CUSTODIAN

   Rodney Square Management Corp.                                                      Wilmington Trust Company
      1100 North Market Street                                                         1100 North Market Street
        Wilmington, DE 19890                                                             Wilmington, DE 19890

       SUB-ADMINISTRATOR AND
          ACCOUNTING AGENT

             PFPC Inc.
        301 Bellevue Parkway
        Wilmington, DE 19809

 Provides facilities, equipment and                                                 Holds the Portfolio's assets,
       personnel to carry out                                                        settles all portfolio trades
 administrative services related to                                                    and collects most of the
  the Portfolio and calculates the                                                   valuation data required for
 Portfolio's NAV and distributions.                                                calculating the Portfolio's NAV
                                                                                              per share.

                                           Distribution

                                                      DISTRIBUTOR
                                           Professional Funds Distributor, LLC.
                                                    760 Moore Road
                                               King of Prussia, PA 19406
                                           Distributes the Portfolio's shares.

                             SHAREHOLDER INFORMATION

PRICING OF SHARES

      The Portfolio uses its best effort to maintain its $1 constant share price and values its securities at amortized cost. This involves valuing a security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of fluctuating interest rates on the market value of the security. All cash, receivables and current payables are carried at their face value. Other assets, if any, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

      PFPC Inc. determines the NAV per share of the Portfolio as of 2:00 p.m. Eastern time on each Business Day (i.e., a day that the New York Stock Exchange (the "Exchange") and the transfer agent are open for business). The NAV is calculated by adding the value of all securities and other assets in the Portfolio, deducting its liabilities and dividing the balance by the number of outstanding shares in the Portfolio. The price at which a purchase, redemption or exchange is effected is based on the net calculation of NAV after the order received by an authorized financial institution or the transfer agent and, under no circumstances will any order be accepted for purchase, redemption or exchange after the NAV calculation.

PURCHASE OF SHARES

      Portfolio shares are offered on a continuous basis and are sold without any sales charges. The minimum initial purchase is $10,000,000. Additional investments in the Portfolio may be made in any amount. You may purchase shares as specified below.

      You may also purchase shares if you are a client of Wilmington Trust through your trust or corporate cash management accounts. If you are a client of an institution (such as a bank or broker-dealer) that has entered into a servicing agreement with the Portfolio's distributor ("Service Organization"), you may also purchase shares through such Service Organization. You should also be aware that you may be charged a fee by Wilmington Trust or the Service Organization in connection with your investment in the Portfolio. If you wish to purchase Portfolio shares through your account at Wilmington Trust or a Service Organization, you should contact that entity directly for information and instructions on purchasing shares.

      BY WIRE: You may purchase shares by wiring federal funds. Please call PFPC at (800) 336-9970 for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.

      ADDITIONAL INFORMATION REGARDING PURCHASES: Investments in the Portfolio are accepted on the Business Day that federal funds are deposited for your account on or before 2:00 p.m. Eastern time. Monies immediately convertible to federal funds are deposited for your account on or before 2:00 p.m. Eastern time, or when checks deposited for your account have been converted to federal funds (usually within two Business Days after receipt). All investments in the Portfolio are credited to your account as shares of the Portfolio immediately upon acceptance and become entitled to dividends declared as of the day and time of investment.

      Any purchase order may be rejected if the Portfolio determines that accepting the order would not be in the best interest of the Portfolio or its shareholders.

      It is the responsibility of Wilmington Trust or the Service Organization to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

      For information on other ways to purchase shares, including through an individual retirement account (IRA), an automatic investment plan or a payroll investment plan, please refer to our SAI.

REDEMPTION OF SHARES

      You may sell your shares on any Business Day, as described below. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. There is no fee when Portfolio shares are redeemed. It is the responsibility of Wilmington Trust or the Service Organization to transmit redemption orders and credit their customers' accounts with redemption proceeds on a timely basis. Redemption checks are normally mailed on the next Business Day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions or the next Business Day if received after 2:00 p.m. Eastern time, or on a non-Business Day, but never later than 7 days following such receipt. If you purchased your shares through an account at Wilmington Trust or a Service Organization, you should contact Wilmington Trust or the Service Organization for information relating to redemptions. The Portfolio's name and your account number should accompany any redemption requests.

      BY MAIL: If you redeem your shares by mail, you should submit written instructions with a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. You must indicate the Portfolio name, your account number and your name. The written instructions and signature guarantee should be mailed to:

Regular mail:                                            Overnight mail:
-------------                                            ---------------
Wilmington Premier Money Market Portfolio                Wilmington Premier Money Market Portfolio
c/o PFPC Inc                                             c/o PFPC Inc.
P.O. Box 9828                                            760 Moore Road
Providence, RI 02940                                     King of Prussia, PA 19406

      BY TELEPHONE: If you prefer to redeem your shares by telephone you may elect to do so. However there are certain risks. The Portfolio has certain safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any losses.

      ADDITIONAL INFORMATION REGARDING REDEMPTIONS: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Portfolio account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Portfolio account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Portfolio account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a guarantee of your signature by an eligible institution. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds the Portfolio shares.

      SMALL ACCOUNTS: If the value of your Portfolio account falls below $500, the Portfolio may ask you to increase your balance. If the account value is still below $500 after 60 days, the Portfolio may close your account and send you the proceeds. The Portfolio will not close your account if it falls below $500 solely as a result of a reduction in your account's market value.

      For additional information on other ways to redeem shares, please refer to our SAI.

EXCHANGE OF SHARES

      You may exchange all or a portion of your shares in the Portfolio for Service Shares of the following funds ("Wilmington Portfolios"):

      Wilmington Prime Money Market Portfolio
      Wilmington U.S. Government Portfolio
      Wilmington Tax-Exempt Portfolio
      Wilmington Large Cap Strategic Allocation Fund
      Wilmington Mid Cap Strategic Allocation Fund
      Wilmington Small Cap Strategic Allocation Fund

      Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. See "Taxes" for a discussion of the tax effect on an exchange of shares.

      Exchange transactions will be subject to the minimum initial investment and other requirements of the Wilmington Portfolio into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder's account of less than $500.

      To obtain prospectuses of the other Wilmington Portfolios, you may call
(800) 336-9970. To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in a trust account with Wilmington Trust or in an account with a Service Organization, contact Wilmington Trust or the Service Organization. The Wilmington Portfolios may terminate or modify the exchange offer described here and will give you 60 days' notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of the Wilmington Portfolio's shares to be acquired through such exchange may be legally made.

DISTRIBUTIONS

      Distributions from the net investment income of the Portfolio are declared daily as a dividend and paid monthly to you. Any net capital gain realized by the Portfolio will be distributed annually.

      All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

      As long as the Portfolio meets the requirements for being a "regulated investment company," it pays no Federal income tax on the earnings and gains it distributes to shareholders. The Portfolio's distributions of net investment income (which include net short-term capital gains), whether received in cash or reinvested in additional Portfolio shares, are taxable to you as ordinary income. The Portfolio will notify you following the end of the calendar year of the amount of dividends paid that year.

      You will not recognize any gain or loss on the sale (redemption) or exchange of shares of the Portfolio so long as the Portfolio maintains a stable price of $1.00 a share.

      STATE AND LOCAL INCOME TAXES: You should consult your tax advisers concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

      This section is only a summary of some important income tax considerations that may affect your investment in the Portfolio. More information regarding those considerations appears in our SAI. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

                      DISTRIBUTION AND SERVICE ARRANGEMENTS

      Professional Funds Distributor, LLC manages the Portfolio's distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreement with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. The Portfolio does not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

SHAREHOLDER SERVICE FEES

      The Board of Trustees has adopted a shareholder service plan authorizing the Portfolio to pay service providers an annual fee not exceeding 0.25% of the Portfolio's average daily net assets of the Service Shares, to compensate service providers who maintain a service relationship. Service activities provided under this plan include (a) establishing and maintaining shareholder accounts and records, (b) answering shareholder inquiries, (c) assisting in share purchases and redemptions, (d) providing statements and reports to shareholders, and (e) providing other related services requested by shareholders.

MASTER/FEEDER STRUCTURE

      Other institutional investors, including other mutual funds, may invest in the master fund. The master/feeder structure enables various institutional investors, including the Portfolio, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder of the master fund, including the Portfolio, will pay its proportionate share of the master fund's expenses.

      For reasons relating to costs or a change in investment goal, among others, the Portfolio could switch to another master fund or decide to manage its assets itself. The Portfolio is not currently contemplating such a move.

SHARE CLASSES

      The Portfolio issues Institutional and Service Shares. Each class of shares bears a pro rata portion of a Portfolio's common expenses in addition to expenses directly attributable to that class. Service Shares are offered to investors who use a financial intermediary to process transactions with the Portfolio and are subject to a shareholder service fee. Institutional Shares are offered to retirement plans and other institutional investors.

                                    GLOSSARY

MONEY MARKET FUNDS:

Money market funds invest only in high quality, short-term debt securities, commonly known as money market instruments. Money market funds follow strict rules about credit risk, maturity and diversification of their investments. An investment in a money market fund is not a bank deposit. Although a money market fund seeks to keep a constant share price of $1.00, you may lose money by investing in a money market fund.

YIELD:

Yield is a measure of the income (interest) earned by the securities in a fund's portfolio and paid to you over a specified time period. The annualized yield is expressed as a percentage of the offering price per share on a specified date.

MUTUAL FUND EXPENSES:

Every mutual fund has operating expenses to pay for professional advisory, distribution, administration, custody and other services. These expenses are deducted from Portfolio assets.

INVESTMENT ADVISER:

The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the fund's investment program. The Board of Trustees supervises the investment adviser and establishes policies that the investment adviser must follow in its management activities.

NET ASSET VALUE OR "NAV":

NAV = Assets - Liabilities
      --------------------
       Outstanding Shares

NET INVESTMENT INCOME:

Net investment income consists of interest earned by a fund on its investments less accrued expenses.

                              FOR MORE INFORMATION

      FOR INVESTORS WHO WANT MORE INFORMATION ON THE PORTFOLIO, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

      ANNUAL/SEMI-ANNUAL REPORTS: These reports contain performance data and information on portfolio holdings and operating results for the Portfolio's most recently completed fiscal year or half-year. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance.

      STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides a complete technical and legal descriptions of the Portfolio's policies, investment restrictions, risks, and business structure. The information in the SAI is incorporated into this prospectus by this reference.

      Copies of these documents and answers to questions about the Portfolio may be obtained without charge by contacting:

      WT Mutual Fund
      c/o PFPC Inc.
      760 Moore Road
      King of Prussia, PA 19406
      (800) 336-9970
      9:00 a.m. to 5:00 p.m., Eastern time

      Information about the Portfolio (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, DC, 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Portfolio may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.

      FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL 1-(800)-336-9970.

            The investment company registration number is 811-08648.

                    BALENTINE PREMIER MONEY MARKET PORTFOLIO

                                OF WT MUTUAL FUND

                                 SERVICE SHARES

                         PROSPECTUS DATED ________, 2004

      This prospectus gives vital information about the Balentine Premier Money Market Portfolio, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

      Please note that this Portfolio:

            -     is not a bank deposit

            - is not an obligation of, or guaranteed or endorsed by Wilmington Trust Company or any of its affiliates

            -     is not federally insured

            - is not an obligation of, or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation ("FDIC"), the Federal Reserve Board or any other government agency

            -     is not guaranteed to achieve its goal(s)

            -     may not be able to maintain a stable $1 share price

      Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

TABLE OF CONTENTS

A look at the goals, strategies,        PORTFOLIO DESCRIPTION
risks and expenses of the                   Summary......................................................    3
Portfolio.                                  Performance Information......................................    5
                                            Fees and Expenses............................................    6
                                            Example......................................................    6
                                            Investment Objective.........................................    7
                                            Primary Investment Strategies................................    7
                                            Additional Risk Information..................................    7

Details about the service               MANAGEMENT OF THE PORTFOLIO
providers.                                  Investment Adviser...........................................    9
                                            Service Providers............................................   10

Policies and instructions for           SHAREHOLDER INFORMATION
opening, maintaining and                    Pricing of Shares............................................   11
closing an account in the                   Purchase of Shares...........................................   11
Portfolio.                                  Redemption of Shares.........................................   12
                                            Distributions................................................   13
                                            Taxes........................................................   14

Details on the Portfolio's              DISTRIBUTION AND SERVICE ARRANGEMENTS
distribution fees, shareholder              Rule 12b-1 Fees..............................................   15
service fees and master/feeder              Shareholder Service Fees.....................................   15
arrangement.                                Master/Feeder Structure......................................   15

                                        FOR MORE INFORMATION.....................................   back cover

For information about key terms and concepts, please refer to the "GLOSSARY."

                    BALENTINE PREMIER MONEY MARKET PORTFOLIO

                                 SERVICE SHARES

                              PORTFOLIO DESCRIPTION

SUMMARY

Investment Objective                 -    The BALENTINE PREMIER MONEY MARKET PORTFOLIO seeks high current income, while preserving capital and liquidity.

Investment Focus                     -    Money market instruments.

Share Price Volatility               -    The Portfolio will strive to maintain a $1.00 share price.

Principal Investment Strategy        -    The Portfolio operates as a "feeder fund" which means that the
                                          Portfolio does not buy individual securities directly.  Instead, it invests in a corresponding mutual fund or "master fund," which in turn purchases investment securities.  The Portfolio invests all of its assets in Premier Money Market Series (the "Series"), a separate series of WT Investment Trust I (the "Trust").  The Portfolio and this Series have the same investment objective, policies and limitations.

                                     -    The BALENTINE PREMIER MONEY MARKET PORTFOLIO invests in the Premier Money
                                          Market Series, which invests in money market instruments, including bank obligations, high quality commercial paper and U.S. Government obligations.

                                     -    In selecting securities for the Series, the investment adviser seeks current income, liquidity and safety of principal. The investment adviser may sell securities if the securities are downgraded to a lower ratings category.

                                     -    The BALENTINE PREMIER MONEY MARKET PORTFOLIO, through its corresponding
                                          Series, may invest more than 25% of its total assets in the obligations of banks, finance companies and utilities.

Principal Risks                      The Portfolio is subject to the risks summarized below, which are further described under "Additional Risk Information."

                                     -    An investment in the Portfolio is not a deposit of Wilmington Trust Company or any of its affiliates and is not insured or guaranteed by the Federal
                                          Deposit Insurance Corporation or any other government agency. Although the
                                          Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by

                                          investing in the Portfolio.

                                     -    The obligations in which the Portfolio
                                          invests through its corresponding
                                          Series are subject to credit risk and
                                          interest rate risk. Typically, when
                                          interest rates rise, the market prices
                                          of debt securities go down.

                                     -    The performance of the Portfolio will
                                          depend on whether or not the
                                          investment adviser is successful in
                                          pursuing the investment strategy.

Investor Profile                     -    Conservative

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year. The master series performance has been adjusted to reflect the annual deduction of fees and expenses applicable to Service Shares of the Portfolio. Total returns would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed. Of course, past performance does not necessarily indicate how the Portfolio will perform in the future.

                ANNUAL RETURNS FOR CALENDER YEARS SINCE INCEPTION

                               [PERFORMANCE GRAPH]

PERFORMANCE YEARS     ANNUAL RETURNS
2003                   0.29%

                                PERFORMANCE YEARS

        CALENDAR YEAR-TO-DATE TOTAL RETURN AS OF SEPTEMBER 30, 2004: ___%

        PFPC PLEASE UPDATE

    BEST QUARTER                 WORST QUARTER
    ------------                 -------------
        1.47%                        0.11%
(September 30, 2000)          (December 31, 2002)

                                                                                   Since Inception
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003             1 year           (November 4, 2002)
----------------------------------------------------             ------           ------------------
Balentine Premier Money Market Portfolio                         0.29%                 0.35%

FEES AND EXPENSES

      The table below describes the fees and expenses that you may pay if you buy and hold Service Shares of the Portfolio. No sales charges or other fees are paid directly from your investment.

      ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)(1):

                                                               BALENTINE PREMIER MONEY
SERVICE SHARES                                                     MARKET PORTFOLIO
--------------                                                     ----------------
Management Fees ............................................             0.20%
Distribution (Rule 12b-1) Fees..............................             0.60%
Shareholder Service Fees ...................................             0.13%
Other Expenses .............................................             0.21%
TOTAL ANNUAL OPERATING EXPENSES ............................             1.14%
Waivers/reimbursements(2) ..................................             0.21%
NET EXPENSES(2) ............................................             0.93%

(1) This table and the Example below each reflect the aggregate annual operating expenses of the Portfolio and the Series of the Trust in which the Portfolio invests.

(2) The investment adviser has contractually agreed to waive a portion of its advisory fee or reimburse expenses to the extent total operating expenses exceed 0.93%. This waiver will remain in place until November 1, 2006 unless the Board of Trustees approves its earlier termination.

EXAMPLE

      This example is intended to help you compare the cost of investing in Service Shares of the Portfolio with the cost of investing in other mutual funds. The table below shows what you would pay if you invested $10,000 over the various time frames indicated. The example assumes that:

            -     you reinvested all dividends;

            -     the average annual return was 5%;

            - the Portfolio's total operating expenses (reflecting contractual waivers or reimbursements through November 1,
                  2006) are charged and remain the same over the time periods;
                  and

            - you redeemed all of your investment at the end of the time period.

      Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

SERVICE SHARES                                1 Year         3 Years          5 Years          10 Years
--------------                                ------         -------          -------          --------
Balentine Premier Money Market Portfolio        $95            $320             $586            $1,348

      The above example is for comparison purposes only and is not a representation of the Portfolio's actual expenses and returns, either past or future.

INVESTMENT OBJECTIVE

      The BALENTINE PREMIER MONEY MARKET PORTFOLIO seeks a high level of current income consistent with the preservation of capital and liquidity.

      The investment objective for the Portfolio may be changed without shareholder approval. The Portfolio is a money market fund and intends to maintain a stable $1 share price, although this may not be possible under certain circumstances. There can be no guarantee that the Portfolio will achieve its investment objective.

PRIMARY INVESTMENT STRATEGIES

      The BALENTINE PREMIER MONEY MARKET PORTFOLIO invests its assets in the Premier Money Market Series, which in turn invests in:

      - U.S. dollar-denomination obligations of major U.S. and foreign banks and their branches located outside of the United States, of U.S. branches of foreign banks, of foreign branches of foreign banks, of U.S. agencies of foreign banks and wholly-owned banking subsidiaries of foreign banks;

      - commercial paper rated, at the time of purchase, in the highest category of short-term debt ratings of any two nationally recognized statistical rating organizations ("NRSRO");

      - corporate obligations having a remaining maturity of 397 calendar days or less, issued by corporations having outstanding comparable obligations that are (a) rated in the two highest categories of any two NRSROs or (b) rated no lower than the two highest long-term debt ratings categories by any NRSRO;

      -     U.S. Government obligations;

      -     high quality municipal securities; and

      - repurchase agreements that are fully collateralized by U.S. Government obligations.

      U.S. Government obligations are debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. U.S. Government obligations include securities issued by government-sponsored entities, such as the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association, which are not issued, insured or guaranteed by the U.S. Treasury or the U.S. Government. Instruments issued by such government-sponsored entities are supported only by the credit of the issuing entity. U.S. Government obligations include securities issued by government-sponsored entities, such as the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association, which are not issued, insured or guaranteed by the U.S. Treasury or the U.S. Government. Instruments issued by such government-sponsored entities are supported only by the credit of the issuing entity. If an issuer that is not insured or guaranteed by the U.S. Treasury or U.S. Government fails to meet its commitments, the Portfolio would not be able to assert a claim against the United States.

      High quality securities include those that (1) are rated in one of the two highest short-term rating categories by two NRSROs, such as S&P, Moody's and Fitch IBCA (or by one NRSRO if only one NRSRO has issued a rating) or; (2) if unrated are issued by an issuer with comparable outstanding debt that is rated or are otherwise unrated and determined by the investment adviser to be of comparable quality.

      The Series may also invest in other securities, use other strategies and engage in other investment practices, which are described in detail in our Statement of Additional Information ("SAI").

ADDITIONAL RISK INFORMATION

      The following is a list of certain risks that may apply to your investment in the Portfolio. Further information about investment risks is available in our
SAI:

      - CREDIT RISK: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

      - FOREIGN SECURITY RISK: The risk of losses due to political, regulatory, economic, social or other uncontrollable forces in a foreign country.

      - GOVERNMENT OBLIGATIONS RISK: The risk that government-sponsored entities may default on a financial obligation, since their securities are not insured or guaranteed by the U.S. Treasury or the U.S. Government.

      - INTEREST RATE RISK: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. The yield paid by the Portfolio will vary with changes in interest rates.

      - MARKET RISK: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

      - MASTER/FEEDER RISK: While the master/feeder structure is designed to reduce costs, it may not do so, and the Portfolio might encounter operational or other complications. For example, large-scale redemptions by other feeders of their shares of the Series could have adverse effects on the Portfolio such as requiring the liquidation of a substantial portion of the Series' holdings at a time when it may be disadvantageous to do so. Also, other feeders of the Series may have a greater ownership interest in the Series than the Portfolio's interest and, therefore, could have effective voting control over the operation of the Series.

      - PREPAYMENT RISK: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate.

FINANCIAL HIGHLIGHTS

      The financial highlights table is intended to help you understand the Portfolio's financial performance since inception. Certain information reflects financial results for a single Service Share of the Portfolio. The total return in the table represents the rate that you would have earned (or lost) on an investment in the Portfolio assuming reinvestment of all dividends and other distributions. Financial highlights have been audited by _________________ whose report, along with the Portfolio's financial statements, is included in the Service Shares' Annual Report, which is available without charge upon request.

PREMIER MONEY MARKET PORTFOLIO - SERVICE SHARES

                                                                                                                For the Period
                                                                                                              November 4, 2002(1)
                                                                                                                    through
                                                                                                                 June 30, 2003
                                                                                           ----------------   -------------------
NET ASSET VALUE - BEGINNING OF PERIOD...................................................                      $            1.00
                                                                                           ----------------   -----------------
INVESTMENT OPERATIONS:
   Net investment income................................................................                                   0.00(2)
                                                                                           ----------------   -----------------
DISTRIBUTIONS:
   From net investment income...........................................................                                   0.00(2)
                                                                                           ----------------   -----------------
NET ASSET VALUE - END OF PERIOD.........................................................                      $            1.00
                                                                                           ================   =================
TOTAL RETURN............................................................................                                   0.31%(**)

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA: (3)
   Expenses:
     Including expense limitations......................................................                                   0.93%(*)
     Excluding expense limitations......................................................                                   1.14%(*)
   Net investment income................................................................                                   0.48%(*)
Net assets at end of period (000 omitted)...............................................                       $         81,518

*    Annualized.

**   Not annualized.

1    Commencement of operations.

2    Less than $0.01 per share.

3 The expense and net investment income ratios include expenses allocated from the WT Investment Trust I - Premier Money Market Series.

                           MANAGEMENT OF THE PORTFOLIO

      The Board of Trustees for the Portfolio supervises the management, activities and affairs of the Portfolio and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the Portfolio and its shareholders.

INVESTMENT ADVISER

      Rodney Square Management Corporation ("RSMC"), the Series' investment adviser, is located at 1100 North Market Street, Wilmington, Delaware 19890. RSMC is a wholly owned subsidiary of Wilmington Trust Corporation, which is a publicly held financial services holding company. RSMC, subject to the general oversight of the Board of Trustees, directs the investments of the Series in accordance with its investment objective, policies and limitations. In the past, RSMC has provided asset management services to other mutual funds, individuals, personal trusts, municipalities, corporations and other organizations. Presently, RSMC provides its services exclusively to investment companies sponsored by it or its affiliates. As of September 30, 2004, RSMC had $____ billion in assets under management.

      For the twelve months ended June 30, 2004, RSMC received an advisory fee (after fee waivers) of 0.11% of the Series' average daily net assets.

                               SERVICE PROVIDERS

The chart below provides information on the primary service providers.

ASSET                                                                              SHAREHOLDER
MANAGEMENT                                                                         SERVICES

         INVESTMENT ADVISER                                                                 TRANSFER AGENT
   Rodney Square Management Corp.                                                              PFPC Inc.
      1100 North Market Street                                                              760 Moore Road
        Wilmington, DE 19890                                                          King of Prussia, PA 19406

                                                                                    Handles shareholder services,
                                                                                     including recordkeeping and
        Manages the Series'                                                      statements, payment of distributions
       investment activities.                                                   and processing of buy and sell requests.

                                              BALENTINE PREMIER
                                           MONEY MARKET PORTFOLIO

FUND                                                                               ASSET
OPERATIONS                                                                         SAFE KEEPING

           ADMINISTRATOR                                                                      CUSTODIAN

   Rodney Square Management Corp.                                                      Wilmington Trust Company
      1100 North Market Street                                                         1100 North Market Street
        Wilmington, DE 19890                                                             Wilmington, DE 19890

       SUB-ADMINISTRATOR AND
          ACCOUNTING AGENT

             PFPC Inc.
        301 Bellevue Parkway
        Wilmington, DE 19809

 Provides facilities, equipment and
 personnel to carry out administrative                                                      Holds the Portfolio's assets,
 services related to the Portfolio                                                          settles all portfolio trades
and calculates the Portfolio's NAV and                                                      and collects most of the
           distributions.                                                                   valuation data required for
                                                                                            calculating the Portfolio's
                                                                                            NAV per share.

                                                     DISTRIBUTION

                                                      DISTRIBUTOR

                                                PFPC Distributors, Inc.
                                                    760 Moore Road
                                               King of Prussia, PA 19406

                                          Distributes the Portfolio's shares.

                             SHAREHOLDER INFORMATION

PRICING OF SHARES

      The Portfolio uses its best effort to maintain its $1 constant share price and values its securities at amortized cost. This involves valuing a security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of fluctuating interest rates on the market value of the security. All cash, receivables and current payables are carried at their face value. Other assets, if any, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

      PFPC Inc. determines the NAV per share of the Portfolio as of 2:00 p.m. Eastern time on each business day (i.e., a day that the New York Stock Exchange (the "Exchange") and the transfer agent are open for business). The NAV is calculated by adding the value of all securities and other assets in the Portfolio, deducting its liabilities and dividing the balance by the number of outstanding shares in the Portfolio. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent and, under no circumstances, will any order be accepted for purchase, redemption or exchange after the NAV calculation.

PURCHASE OF SHARES

      Portfolio shares are offered on a continuous basis and are sold without any sales charges. The minimum initial purchase is $10,000,000. Additional investments in the Portfolio may be made in any amount. You may purchase shares as specified below.

      If you are a client of an institution (such as a bank or broker-dealer) that has entered into a servicing agreement with the Portfolio's distributor ("Service Organization"), you may also purchase shares through such Service Organization. You should also be aware that you may be charged a fee by the Service Organization in connection with your investment in the Portfolio. If you wish to purchase Portfolio shares through a Service Organization, you should contact that entity directly for information and instructions on purchasing shares.

      BY WIRE: You may purchase shares by wiring federal funds. Please call PFPC at (800) 336-9970 for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.

      ADDITIONAL INFORMATION REGARDING PURCHASES: Investments in the Portfolio are accepted on the Business Day that federal funds are deposited for your account on or before 2:00 p.m. Eastern time. Monies immediately convertible to federal funds are deposited for your account on or before 2:00 p.m. Eastern time, or when checks deposited for your account have been converted to federal funds (usually within two Business Days after receipt). All investments in the Portfolio are credited to your account as shares of the Portfolio immediately upon acceptance and become entitled to dividends declared as of the day and time of investment.

      Any purchase order may be rejected if the Portfolio determines that accepting the order would not be in the best interest of the Portfolio or its shareholders.

      It is the responsibility of the Service Organization to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

REDEMPTION OF SHARES

      You may sell your shares on any Business Day, as described below. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. There is no fee when Portfolio shares are redeemed. It is the responsibility of the Service Organization to transmit redemption orders and credit their customers' accounts with redemption proceeds on a timely basis. Redemption checks are normally mailed on the next Business Day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions or the next Business Day if received after 2:00 p.m. Eastern time, or on a non-Business Day, but never later than 7 days following such receipt. If you purchased your shares through an account at a Service Organization, you should contact the Service Organization for information relating to redemptions. The Portfolio's name and your account number should accompany any redemption requests.

      BY MAIL: If you redeem your shares by mail, you should submit written instructions with a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. You must indicate the Portfolio name, your account number and your name. The written instructions and signature guarantee should be mailed to:

Regular mail:                                            Overnight mail:
-------------                                            ---------------
Balentine Premier Money Market Portfolio                 Balentine Premier Money Market Portfolio
c/o PFPC Inc                                             c/o PFPC Inc.
P.O.  Box 9828                                           760 Moore Road
Providence, RI 02940                                     King of Prussia, PA 19406

      BY TELEPHONE: If you prefer to redeem your shares by telephone you may elect to do so. However there are certain risks. The Portfolio has certain safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any losses.

      ADDITIONAL INFORMATION REGARDING REDEMPTIONS: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Portfolio account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Portfolio account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Portfolio account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a guarantee of your signature by an eligible institution. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds the Portfolio shares.

      If the shares to be redeemed represent a recent investment made by a check, the Portfolio reserves the right not to send the redemption proceeds until it believes that the check has been collected (which could take up to 10 days).

      SMALL ACCOUNTS: If the value of your Portfolio account falls below $500, the Portfolio may ask you to increase your balance. If the account value is still below $500 after 60 days, the Portfolio may close your account and send you the proceeds. The Portfolio will not close your account if it falls below $500 solely as a result of a reduction in your account's market value.

      For additional information on other ways to redeem shares, please refer to our SAI.

DISTRIBUTIONS

      Distributions from the net investment income of the Portfolio are declared daily as a dividend and paid monthly to you. Any net capital gain realized by the Portfolio will be distributed annually.

      All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

      As long as the Portfolio meets the requirements for being a "regulated investment company," it pays no Federal income tax on the earnings and gains it distributes to shareholders. The Portfolio's distributions of net investment income (which include net short-term capital gains), whether received in cash or reinvested in additional Portfolio shares, are taxable to you as ordinary income. The Portfolio will notify you following the end of the calendar year of the amount of dividends paid that year.

      You will not recognize any gain or loss on the sale (redemption) of shares of the Portfolio so long as the Portfolio maintains a stable price of $1.00 a share.

      STATE AND LOCAL INCOME TAXES: You should consult your tax advisers concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

      This section is only a summary of some important income tax considerations that may affect your investment in the Portfolio. More information regarding those considerations appears in our SAI. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

                            DISTRIBUTION ARRANGEMENTS

      Professional Funds Distributor, LLC ("Distributor") manages the Portfolio's distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreements with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. Other than the Rule 12b-1 fees described below, the Portfolio does not charge any sales loads, deferred sales loads or other fees in connection with the purchase of its Service Shares.

RULE 12b-1 FEES

      The Portfolio has adopted a distribution plan under Rule 12b-1 that allows the Portfolio to pay a fee to the Distributor for the sale and distribution of its shares. Because these fees are paid out of the Portfolio's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Under the distribution plan, the Portfolio pays distribution fees to the Distributor at a maximum annual rate of 0.60% of the average daily net assets of the Portfolio's Service Shares.

SHAREHOLDER SERVICE FEES

      The Board of Trustees has adopted a shareholder service plan authorizing the Portfolio to pay service providers an annual fee not exceeding 0.13% of the Portfolio's average daily net assets of the Service Shares, to compensate service providers who maintain a service relationship. Service activities provided under this plan include (a) establishing and maintaining shareholder accounts and records, (b) answering shareholder inquiries, (c) assisting in share purchases and redemptions, (d) providing statements and reports to shareholders, and (e) providing other related services requested by shareholders.

MASTER/FEEDER STRUCTURE

      Other institutional investors, including other mutual funds, may invest in the master fund. The master/feeder structure enables various institutional investors, including the Portfolio, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder of the master fund, including the Portfolio, will pay its proportionate share of the master fund's expenses.

      For reasons relating to costs or a change in investment goal, among others, the Portfolio could switch to another master fund or decide to manage its assets itself. The Portfolio is not currently contemplating such a move.

                                    GLOSSARY

MONEY MARKET FUNDS:

Money market funds invest only in high quality, short-term debt securities, commonly known as money market instruments. Money market funds follow strict rules about credit risk, maturity and diversification of their investments. An investment in a money market fund is not a bank deposit. Although a money market fund seeks to keep a constant share price of $1.00, you may lose money by investing in a money market fund.

YIELD:

Yield is a measure of the income (interest) earned by the securities in a fund's portfolio and paid to you over a specified time period. The annualized yield is expressed as a percentage of the offering price per share on a specified date.

MUTUAL FUND EXPENSES:

Every mutual fund has operating expenses to pay for professional advisory, distribution, administration, custody and other services. These expenses are deducted from Portfolio assets.

INVESTMENT ADVISER:

The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the fund's investment program. The Board of Trustees supervises the investment adviser and establishes policies that the adviser must follow in its management activities.

NET ASSET VALUE OR "NAV":

NAV = Assets - Liabilities
      --------------------
      Outstanding Shares

NET INVESTMENT INCOME:

Net investment income consists of interest earned by a fund on its investments less accrued expenses.

12b-1 FEES:

12b-1 fees, charged by some funds, are deducted from fund assets to pay for marketing and advertising expenses or, more commonly, to compensate sales professionals for selling fund shares.

                              FOR MORE INFORMATION

      FOR INVESTORS WHO WANT MORE INFORMATION ON THE PORTFOLIO, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

      ANNUAL/SEMI-ANNUAL REPORTS: These reports contain performance data and information on portfolio holdings and operating results for the Portfolio's most recently completed fiscal year or half-year. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance.

      STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides additional technical and legal descriptions of the Portfolio's policies, investment restrictions, risks, and business structure. The information in the SAI is incorporated into this prospectus by this reference.

      Copies of these documents and answers to questions about the Portfolio may be obtained without charge by contacting:

      WT Mutual Fund
      Balentine Premier Money Market Portfolio
      c/o PFPC Inc.
      760 Moore Road
      King of Prussia, PA 19406
      (800) 336-9970
      9:00 a.m.  to 5:00 p.m., Eastern time

      Information about the Portfolio (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, DC, 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Portfolio may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.

      FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL 1-(800)-336-9970.

   The investment company registration number for WT Mutual Fund is 811-08648.

                  WILMINGTON SHORT/INTERMEDIATE BOND PORTFOLIO
                     WILMINGTON BROAD MARKET BOND PORTFOLIO
                       WILMINGTON MUNICIPAL BOND PORTFOLIO
                     WILMINGTON SHORT-TERM INCOME PORTFOLIO

                                OF WT MUTUAL FUND
                              INSTITUTIONAL SHARES

                         PROSPECTUS DATED _______, 2004

      This prospectus gives vital information about these mutual funds, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

      Please note that these Portfolios:

            -     are not bank deposits

            - are not obligations of, or guaranteed or endorsed by Wilmington Trust Company or any of its affiliates

            -     are not federally insured

            - are not obligations of, or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation ("FDIC"), the Federal Reserve Board or any other government agency

            -     are not guaranteed to achieve their goal(s)

      Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

TABLE OF CONTENTS

                                            PORTFOLIO DESCRIPTIONS

A look at the goals, strategies,                 Summary......................................................
risks, expenses and financial                    Performance Information......................................
history of each Portfolio.                       Fees and Expenses............................................
                                                 Example......................................................
                                                 Investment Objectives........................................
                                                 Primary Investment Strategies................................
                                                 Series Composition...........................................
                                                 Additional Risk Information..................................
                                                 Financial Highlights.........................................

                                            MANAGEMENT OF THE PORTFOLIOS

Details about the service                        Investment Adviser...........................................
providers.                                       Portfolio Managers...........................................
                                                 Service Providers............................................

                                            SHAREHOLDER INFORMATION

Policies and instructions for                    Pricing of Shares............................................
opening, maintaining and                         Purchase of Shares...........................................
closing an account in any of                     Redemption of Shares.........................................
the Portfolios.                                  Exchange of Shares...........................................
                                                 Distributions................................................
                                                 Taxes........................................................

                                            DISTRIBUTION ARRANGEMENTS

Details on the Portfolios'                       Master/Feeder Structure......................................
master/feeder arrangement                        Share Classes................................................
and share classes.

                                            FOR MORE INFORMATION..............................................

For information about key terms and concepts, please refer to the "Glossary."

                  WILMINGTON SHORT/INTERMEDIATE BOND PORTFOLIO
                     WILMINGTON BROAD MARKET BOND PORTFOLIO
                       WILMINGTON MUNICIPAL BOND PORTFOLIO
                     WILMINGTON SHORT-TERM INCOME PORTFOLIO

                              INSTITUTIONAL SHARES

                             PORTFOLIO DESCRIPTIONS

         SUMMARY

Investment Objective                    -    The WILMINGTON SHORT/INTERMEDIATE BOND PORTFOLIO and the WILMINGTON
                                             BROAD MARKET BOND PORTFOLIO each seeks a high total return, consistent with high current income.

                                        -    The WILMINGTON MUNICIPAL BOND PORTFOLIO seeks a high level of income exempt from federal income tax, consistent with the preservation of capital.

                                        -    The WILMINGTON SHORT-TERM INCOME PORTFOLIO seeks to preserve capital and provide current income.

Investment Focus                        -    Fixed income securities

Share Price Volatility                  -    Moderate

Principal Investment Strategy           -    Each Portfolio operates as a "feeder fund" which means that the
                                             Portfolio does not buy individual securities directly.  Instead, it invests in a "master fund," which in turn purchases investment securities. The Portfolios invest all of their assets in master funds which are separate series of WT Investment Trust I. Each Portfolio and its corresponding Series have the same investment objective, policies and limitations.

                                        -    The WILMINGTON SHORT/INTERMEDIATE BOND PORTFOLIO invests in the
                                             Short/Intermediate Bond Series, which invests at least 85% of its total assets in various types of investment grade fixed income securities.

                                        -    The WILMINGTON BROAD MARKET BOND PORTFOLIO invests in the Broad
                                             Market Bond Series, which invests at least 85% of its total assets in various types of investment grade fixed income securities.

                                        -    The WILMINGTON MUNICIPAL BOND PORTFOLIO invests in the Municipal
                                             Bond Series, which invests at least 80% of its net assets in municipal securities that provide interest exempt from federal income tax.

                                        -    The WILMINGTON SHORT-TERM INCOME PORTFOLIO invests in the Short-Term
                                             Income Series, which, under normal circumstances, invests at least
                                             80% of its total assets in investment grade fixed-income securities such as corporate bonds, notes or commercial paper and U.S.
                                             Government obligations.  The Series invests primarily in short and intermediate term, investment grade, fixed income securities and may invest up to 20% of its assets in non-investment grade, fixed income securities.

                                        -    The investment adviser purchases securities based on their yield or potential capital appreciation, or both. The investment adviser may sell securities in anticipation of market declines, credit downgrades, or to purchase alternative fixed income investments that may perform better.

Principal Risks                         The Portfolios are subject to the risks summarized below which are further described under "Additional Risk Information."

                                        -    An investment in a Portfolio is not a deposit of Wilmington Trust
                                             Company or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                        -    It is possible to lose money by in a Portfolio.

                                        -    The fixed income securities in which the Portfolios invest through their corresponding Series are subject to credit risk, prepayment risk, market risk, liquidity risk and interest rate risk. Typically, when interest rates rise, the market prices of fixed income securities go down. Securities issued by government-sponsored entities are not insured or guaranteed by the U.S. Government.

                                        -    Non-investment grade, fixed income securities, involve greater risk of default or price changes due to the lower credit quality of the issuer than investment grade, fixed income securities. The value of lower-quality, fixed income securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to sell.

                                        -    The performance of a Portfolio will depend on whether or not the investment adviser is successful in pursuing the investment strategy.

Investor Profile                        -    Investors who want income from their investments without the volatility of an equity portfolio.

PERFORMANCE INFORMATION

                  WILMINGTON SHORT/INTERMEDIATE BOND PORTFOLIO

      The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio by showing the Portfolio's performance from calendar year to calendar year and by showing the Portfolio's average annual returns for one, five, and ten years, before and after taxes, compared with those of its benchmark index, the Lehman Intermediate Government/Credit Index, a broad measure of market performance. The performance prior to November 1, 1999, reflects the performance of the Rodney Square Short/Intermediate Bond Portfolio, which was merged into the Portfolio, effective November 1, 1999. In connection with the merger, the Portfolio changed its investment objective, policies and limitations to match those of the Rodney Square Short/Intermediate Bond Portfolio. Total return would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed. Of course, past performance, both before and after taxes, does not necessarily indicate how the Portfolio will perform in the future.

               ANNUAL TOTAL RETURNS FOR THE PAST 10 CALENDAR YEARS

                               [PERFORMANCE GRAPH]

PERFORMANCE YEARS      RETURNS
     1994               -2.02%
     1995               14.95%
     1996                3.37%
     1997                7.56%
     1998                7.75%
     1999                0.33%
     2000                9.71%
     2001                8.40%
     2002                9.18%
     2003                3.81%

                                PERFORMANCE YEARS

       CALENDAR YEAR-TO-DATE TOTAL RETURN AS OF SEPTEMBER 30, 2004: ____%

 BEST QUARTER                        WORST QUARTER
 ------------                        -------------
    5.13%                               -2.37%
(June 30,1995)                      (June 30, 2004)

INSTITUTIONAL SHARES
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003                          1 Year       5 Years      10 Years
----------------------------------------------------                          ------       -------      --------
Short/Intermediate Bond Portfolio Return Before Taxes                          3.81%        6.22%         6.20%
Return After Taxes on Distributions(1)                                         1.91%        3.99%         3.84%
Return After Taxes on Distributions and Sales of Shares(1)                     2.66%        3.93%         3.81%
Lehman Intermediate Government/Credit Index (reflects no deduction
 for fees, expenses or taxes)(2)                                               4.31%        6.65%         6.63%
Merrill Lynch 1-10 Year U.S. Treasury Index (reflects no deduction
 for fees, expenses or taxes)(3)                                               2.13%        5.93%         6.21%

------------------------
(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2) The Lehman Intermediate Government/Credit Index is an unmanaged index of fixed rate U.S. Treasury Bonds and Notes, U.S. Government Agency obligations and investment grade corporate debt obligations with maturities between 1 and 10 years.

(3) The Merrill Lynch 1-10 Year U.S. Treasury Index is an unmanaged index of fixed rate coupon bearing U.S. Treasury securities with a maturity range of 1 to 10 years.

                     WILMINGTON BROAD MARKET BOND PORTFOLIO

      The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio by showing the Portfolio's performance from calendar year to calendar year and by showing the Portfolio's average annual returns for one, five, and ten years, before and after taxes, compared with those of its benchmark index, the Lehman Government/Credit Index, a broad measure of market performance. This performance information includes the performance of the Portfolio's predecessor, the Bond Fund, a collective investment fund. The Bond Fund's performance has been included for the periods prior to June 29, 1998 and has been adjusted to reflect the annual deduction of fees and expenses applicable to shares of the Portfolio (i.e. adjusted to reflect expenses, absent investment advisory fee waivers). The Bond Fund was not registered as a mutual fund under the Investment Company Act of 1940 ("1940 Act"), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended. If the Bond Fund had been registered under the 1940 Act, its performance may have been different. Total return would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed. Of course, past performance, both before and after taxes, does not necessarily indicate how the Portfolio will perform in the future.

               ANNUAL TOTAL RETURNS FOR THE PAST 10 CALENDAR YEARS

                               [PERFORMANCE GRAPH]

PERFORMANCE YEARS      RETURNS
     1994               -4.20%
     1995               18.90%
     1996                1.73%
     1997                9.06%
     1998                8.73%
     1999               -2.19%
     2000               11.91%
     2001                7.94%
     2002                9.67%
     2003                4.16%

                               PERFORMANCE YEARS

       CALENDAR YEAR-TO-DATE TOTAL RETURN AS OF SEPTEMBER 30, 2004: _____%

  BEST QUARTER                                 WORST QUARTER
  ------------                                 -------------
     6.54%                                         -3.41%
(June 30, 1995)                               (March 31, 1994)

INSTITUTIONAL SHARES                                                                     Since
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003                    1 Year       June 29, 1998(1)   5 Years(1)  10 Years(1)
----------------------------------------------------                    ------       ----------------   ----------  -----------
Broad Market Bond Portfolio Return Before Taxes                          4.16%            6.48%            6.18%        6.37%
Return After Taxes on Distributions(3)                                   2.12%            4.12%            3.86%        5.07%
Return After Taxes on Distributions and Sales of Shares(3)               2.75%            4.08%            3.85%        4.14%
Lehman Government/Credit Index (reflects no deduction for fees,
   expenses or taxes)(4)                                                 4.68%           _____%            6.65%        6.98%
Merrill Lynch U.S. Treasury Master Index (reflects no deduction for
   fees, expenses or taxes)(5)                                           2.26%           _____%            6.15%        6.68%

-------------------------

1 For periods prior to June 29, 1998, the Portfolio's predecessor, the Bond Fund, operated as a collective investment fund. As a collective investment fund, the Bond Fund was treated differently than the Portfolio for federal income tax purposes. For example, a collective investment fund does not make distributions to its investors. As a result, after-tax returns for periods prior to June 29, 1998 are not presented.

2 This performance information reflects the performance of the Portfolio and its predecessor, the Bond Fund, and does not reflect any taxes that you may pay as a result of any distributions or sale of shares of the Portfolio.

3 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

4 The Lehman Government/Credit Index is an unmanaged index of fixed rate U.S. Treasury Bonds and Notes, U.S. Government Agency obligations and investment grade corporate debt obligations with maturities of 1 year or greater.

5 The Merrill Lynch U.S. Treasury Master Index is an unmanaged index of fixed rate coupon bearing U.S. Treasury securities with a maturity range of 1 to 30 years.

                       WILMINGTON MUNICIPAL BOND PORTFOLIO

      The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio by showing the Portfolio's performance from calendar year to calendar year and by showing the Portfolio's average annual returns for one and five years and since inception, before and after taxes, compared with those of its benchmark index, the Lehman Quality Intermediate Municipal Index, a broad measure of market performance. Total return would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed. Of course, past performance, both before and after taxes, does not necessarily indicate how the Portfolio will perform in the future.

               ANNUAL TOTAL RETURNS FOR THE PAST 10 CALENDAR YEARS

                               [PERFORMANCE GRAPH]

PERFORMANCE YEARS      RETURNS
      1994              -4.17%
      1995              14.08%
      1996               3.51%
      1997               7.18%
      1998               5.24%
      1999              -0.64%
      2000               8.47%
      2001               4.38%
      2002               7.92%
      2003               3.45%

                                PERFORMANCE YEARS

       CALENDAR YEAR-TO DATE TOTAL RETURN AS OF SEPTEMBER 30, 2004: ____%

  BEST QUARTER                        WORST QUARTER
  ------------                        -------------
     5.86%                               -4.79%
(March 31, 1995)                    (March 31, 1994)

INSTITUTIONAL SHARES
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003                        1 Year        5 Years         10 years
----------------------------------------------------                        ------        -------         --------
Municipal Bond Portfolio Return Before Taxes                                3.45%          4.86%            4.83%
Return After Taxes on Distributions(1)                                      3.40%          4.60%            4.79%
Return After Taxes on Distributions and Sales of Shares(1)                  3.32%          4.53%            4.72%
Lehman Quality Intermediate Municipal Index(2)                              4.64%          5.61%            5.58%

-------------------------
(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2) The Lehman Quality Intermediate Municipal Index is an unmanaged index that tracks performance of municipal bonds issued after December 31, 1990 with remaining maturities of between 2 and 12 years and at least $5 million in outstanding principal. RSMC has changed the Portfolio's benchmark index from the Merrill Lynch Intermediate Municipal Index to the Lehman Quality Intermediate Municipal Bond Index based on its determination that the Lehman Quality Intermediate Municipal Bond more closely reflects how RSMC manages the Portfolio.

                     WILMINGTON SHORT-TERM INCOME PORTFOLIO

The Institutional Shares of the Wilmington Short-Term Income Portfolio were first offered on July 1, 2003, and therefore, the Portfolio does not have a full calendar year of performance.

      You may call (800) 336-9970 to obtain a Portfolio's current yield.

FEES AND EXPENSES

      The table below describes the fees and expenses that you may pay if you buy and hold Institutional Shares of a Portfolio.

           SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                               Institutional Shares
                                                                                               --------------------
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)                   None
Maximum deferred sales charge                                                                          None
Maximum sales charge imposed on reinvested dividends (and other distributions)                         None
Redemption fee(a)                                                                                      1.00%
Exchange fee(a)                                                                                        1.00%

(a) Institutional Shares are subject to a 1.00% fee only if redeemed or exchanged within the first 60 days after purchase. See "Redemption of Shares" and "Exchange of Shares" for additional information.

ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)(1):

                                            Short/Intermediate        Broad Market          Municipal           Short-Term
                                              Bond Portfolio         Bond Portfolio       Bond Portfolio     Income Portfolio
                                              --------------         --------------       --------------     ----------------
Management fees                                    0.35%                 0.35%                0.35%                0.35%
Distribution (Rule 12b-1) fees                     None                   None                 None                None
Other expenses                                     0.27%                 0.33%                0.47%                0.59%
TOTAL ANNUAL OPERATING EXPENSES                    0.62%                 0.68%                0.82%(2)             0.94%(3)
Waivers/reimbursements                                                                        0.07%(2)             0.29%(3)
NET EXPENSES                                                                                  0.75%(3)             0.65%(3)

1 This table and the example below each reflect the aggregate annual operating expenses of each Portfolio and its corresponding Series of the Trust in which the Portfolio invests.

2 For Institutional Shares of the Municipal Bond Portfolio, the investment adviser has contractually agreed to waive a portion of its advisory fee or reimburse expenses to the extent total annual operating expenses exceed 0.75%. This waiver will remain in place until November 1, 2005 unless the Board of Trustees approves its earlier termination.

3 For Institutional Shares of the Short-Term Income Portfolio, the investment adviser has contractually agreed to waive a portion of its advisory fee or reimburse expenses to the extent total annual operating expenses exceed 0.65%. This waiver will remain in place until July 1, 2006 unless the Board of Trustees approves its earlier termination.

EXAMPLE

      This example is intended to help you compare the cost of investing in Institutional Shares of each Portfolio with the cost of investing in other mutual funds. The example below shows what you would pay if you invested $10,000 over the various time periods indicated. The example assumes that:

            -     you reinvested all dividends and other distributions;

            -     the average annual return was 5%;

            - the Portfolio's total operating expenses (reflecting applicable contractual waivers or reimbursements) are charged and remain the same over the time periods; and

            - you redeemed all of your investment at the end of each time period.

      Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

INSTITUTIONAL SHARES                                     1 Year         3 Years         5 Years         10 Years
--------------------                                     ------         -------         -------         --------
Short/Intermediate Bond Portfolio...............          $63             $199            $346           $   774
Broad Market Bond Portfolio.....................          $69             $218            $379           $   847
Municipal Bond Portfolio........................          $77             $255            $448           $ 1,007
Short-Term Income Portfolio.....................          $66             $271            $492           $ 1,128

      The above example is for comparison purposes only and is not a representation of a Portfolio's actual expenses and returns, either past or future.

INVESTMENT OBJECTIVES

      The WILMINGTON SHORT/INTERMEDIATE BOND PORTFOLIO and the WILMINGTON BROAD MARKET BOND PORTFOLIO each seeks a high total return, consistent with high current income. The WILMINGTON MUNICIPAL BOND PORTFOLIO seeks a high level of income exempt from federal income tax, consistent with the preservation of capital. These investment objectives may not be changed without shareholder approval. The WILMINGTON SHORT-TERM INCOME PORTFOLIO seeks to preserve capital and provide current income. The investment objective may be changed without shareholder approval, upon 60 day's written notice. There is no guarantee that a Portfolio will achieve its investment objective.

PRIMARY INVESTMENT STRATEGIES

      The WILMINGTON SHORT/INTERMEDIATE BOND PORTFOLIO invests its assets in the Short/Intermediate Bond Series, which:

            - will invest at least 85% of its total assets in various types of investment grade fixed income securities

            - may invest up to 10% of its total assets in investment grade fixed income securities of foreign issuers

            - will, as a matter of fundamental policy, maintain a short-to-intermediate average dollar-weighted duration (2-1/2 to 4 years)

      The WILMINGTON BROAD MARKET BOND PORTFOLIO invests its assets in the Broad Market Bond Series, which:

            - will invest at least 85% of its total assets in various types of investment grade fixed income securities

            - may invest up to 10% of its total assets in investment grade fixed income securities of foreign issuers

            - will, as a matter of fundamental policy, maintain an intermediate average dollar-weighted duration (4 to 7 years)

      The WILMINGTON MUNICIPAL BOND PORTFOLIO invests its assets in the Municipal Bond Series, which:

            - will, as a fundamental policy, invest substantially all (at least 80%) of its net assets in a diversified portfolio of municipal securities that provide interest that is exempt from federal income tax

            - may invest up to 20% of its net assets in other types of fixed income securities that provide income that is subject to federal tax

            - will, as a matter of fundamental policy, maintain an intermediate average dollar-weighted duration (4 to 8 years)

      The Municipal Bond Series may not invest more than 25% of its total assets in any one industry. You should note that governmental issuers of municipal securities are not considered part of any industry.

      The 25% limitation applies to municipal securities backed by the assets and revenues of non-governmental users, such as private operators of educational, hospital or housing facilities. However, the investment adviser may decide that the yields available from concentrating in obligations of a particular market sector or political subdivision justify the risk that the performance of the Municipal Bond Series may be adversely affected by such concentration. Under such market conditions, the Municipal Bond Series may invest more than 25% of its assets in sectors of the municipal securities market, such as health care or housing, or in securities relating to one political subdivision, such as a given state or U.S. territory.

      Under these conditions, the Municipal Bond Series' vulnerability to any special risks that affects that sector or jurisdiction could have an adverse impact on the value of an investment in the Series. There are no limitations on the Municipal Bond Series' investment in any one of the three general categories of municipal obligations: general obligation bonds, revenue (or special) obligation bonds and private activity bonds.

      The WILMINGTON SHORT-TERM INCOME PORTFOLIO invests its assets in the Short-Term Income Series, which:

            - will invest at least 80% of its total assets in investment grade corporate fixed income securities

            - may invest up to 20% of its total assets in non-investment grade fixed income securities

            - will maintain a short average dollar-weighted duration (1 to 3 years)

SERIES COMPOSITION

      The composition of each Series' holdings varies, depending upon the investment adviser's analysis of the fixed income and municipal securities market and the expected trends in those markets. The securities purchased by the Series may be purchased based upon their yield (the income earned by the security) or their potential capital appreciation (the potential increase in the security's value) or both. The investment adviser seeks to protect the Series' principal value by reducing fluctuations in value relative to those that may be experienced by fixed income funds with a longer average duration. This strategy may reduce the level of income attained by a Series. There is no guarantee that principal value can be protected during periods of extreme interest volatility.

      Except for the Short-Term Income Series, the Series invest only in securities that are rated, at the time of purchase, in the top four categories by a rating agency such as Moody's Investors Service, Inc. or Standard & Poor's Corporation. If the securities are not rated, then the investment adviser must determine that they are of comparable quality.

      The table below shows each Series' principal investments. These are the types of securities that will most likely help a Series achieve its investment objective.

                                                        Short/Intermediate       Broad Market          Municipal        Short-Term
                                                               Bond                  Bond                Bond            Income
                                                        ------------------       ------------          ---------        ----------
Asset-Backed Securities                                        [X]                   [X]                                    [X]
Bank Obligations                                               [X]                   [X]                                    [X]
Corporate Bonds, Notes and Commercial Paper                    [X]                   [X]                                    [X]
Mortgage-Backed Securities                                     [X]                   [X]                                    [X]
Municipal Securities                                           [X]                   [X]                 [X]                [X]
Obligations Issued By Supranational Agencies                   [X]                   [X]                                    [X]
U.S. Government Obligations                                    [X]                   [X]                                    [X]

      U.S. Government obligations include securities issued by government-sponsored entities, such as the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association, which are not issued, insured or guaranteed by the U.S. Treasury or the U.S. Government. Instruments issued by such government-sponsored entities are supported only by the credit of the issuing entity. If an issuer that is not insured or guaranteed by the U.S. Treasury or U.S. Government fails to meet its commitments, a Portfolio would not be able to assert a claim against the United States.

      Each Series also may use other strategies and engage in other investment practices, which are described in detail in our Statement of Additional Information ("SAI"). The investments and strategies listed above and described throughout this prospectus are those that the investment adviser will use under normal market conditions.

ADDITIONAL RISK INFORMATION

      The following is a list of certain risks that may apply to your investment in a Portfolio. Further information about investment risks is available in our
SAI:

- CREDIT RISK: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

- FOREIGN SECURITY RISK: The risk of losses due to political, regulatory, economic, social or other uncontrollable forces in a foreign country.

- GOVERNMENT OBLIGATIONS RISK: The risk that government-sponsored entities may default on a financial obligation, since their securities are not insured or guaranteed by the U.S. Treasury or the U.S. Government.

- INTEREST RATE RISK: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values. The yield earned by a Portfolio will vary with changes in interest rates.

- LEVERAGE RISK: The risk associated with securities or practices (such as when-issued and forward commitment transactions) that multiply small market movements into larger changes in value.

- LIQUIDITY RISK: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

- MARKET RISK: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

- MASTER/FEEDER RISK: While the master/feeder structure is designed to reduce costs, it may not do so, and the Portfolios might encounter operational or other complications. For example, large-scale redemptions by other feeders of their shares in a master fund could have adverse effects on a Portfolio such as requiring the liquidation of a substantial portion of the master fund's holdings at a time when it may be disadvantageous to do so. Also, other feeders of a master fund may have a greater ownership interest in the master fund than a Portfolio's interest and, therefore, could have effective voting control over the operation of a master fund.

- OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

- PREPAYMENT RISK: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate.

- VALUATION RISK: The risk that a Series has valued certain of its securities at a higher price than it can sell them.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Portfolio's financial performance for the past 5 years or since its inception, if shorter. Certain information reflects financial results for a single Institutional Share of a Portfolio. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and other distributions). Financial highlights have been audited by _________________ whose report, along with each Portfolio's financial statements, is included in the Institutional Shares(1) Annual Report, which is available without charge upon request.

                                                                   For the Fiscal Years
                                                                       Ended June 30,

                                                             2003      2002(2)      2001       2000(+)
                                                          ---------  ----------  ----------  -----------
SHORT/INTERMEDIATE BOND PORTFOLIO  -
   INSTITUTIONAL SHARES

NET ASSET VALUE - BEGINNING OF YEAR                       $.  10.23  $    10.05  $     9.67  $      9.86
                                             -----------  ---------  ----------  ----------  -----------
INVESTMENT OPERATIONS:
   Net investment income                                       0.43        0.50        0.58         0.52
   Net realized and unrealized gain (loss)
     on investments                                            0.64        0.20        0.38        (0.16)
                                             -----------  ---------  ----------  ----------  -----------
     Total from investment operations......                    1.07        0.70        0.96         0.36
                                             -----------  ---------  ----------  ----------  -----------
DISTRIBUTIONS:
   From net investment income                                 (0.43)      (0.50)      (0.58)       (0.52)
   From net realized gain                                     (0.07)      (0.02)         --        (0.03)
                                             -----------  ---------  ----------  ----------  -----------
     Total distributions                                      (0.50)      (0.52)      (0.58)       (0.55)
                                             -----------  ---------  ----------  ----------  -----------
NET ASSET VALUE - END OF YEAR                             $   10.80  $    10.23  $    10.05  $      9.67
                                             -----------  ---------  ----------  ----------  -----------

                                             ===========  =========  ==========  ==========  ===========
TOTAL RETURN                                                  10.70%       7.08%      10.21%        4.28%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:(1)
   Expenses:
     Including expense limitations                             0.62%       0.62%       0.55%        0.55%
     Excluding expense limitations                             0.62%       0.62%       0.61%        0.72%
   Net investment income                                       4.13%       4.89%       5.89%        6.35%
Portfolio turnover                                               82%        136%         88%          47%

Net assets at end of year (000 omitted)....               $ 185,956  $  167,077  $  140,030  $   140,015
                                             -----------  ---------  ----------  ----------  -----------

--------------------
+ Effective November 1, 1999, the Rodney Square Short/Intermediate Bond Portfolio ("Rodney Square Portfolio") was merged into the Wilmington Short/Intermediate Bond Portfolio. The financial highlights for periods prior to November 1, 1999 reflect the performance history of the Rodney Square Portfolio which have been restated to reflect the share conversion ratio applied in the merger.

(1) Effective November 1, 1999, the expense and net investment income ratios include expenses allocated from the WT Investment Trust I -
     Short/Intermediate Bond Series (the "Series") and the portfolio turnover reflects the investment activity of the Series.

(2) As required, effective July 1, 2001, the Portfolio adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies that requires the recording of paydown gains and losses on mortgage-backed and asset-backed securities as an adjustment to interest income. The effect of this change for the year ended June 30, 2002 was to decrease net investment income and increase net realized and unrealized gain (loss) by less than $0.01 per share, respectively, and decrease the ratio of net investment income to average net assets by less than .01%. Per share data and ratios for periods prior to July 1, 2001 have not been restated to reflect this change in accounting.

                                                                   For the Fiscal
                                                                Years Ended June 30,
                                                             2003      2002(4)     2001       2000(+)
                                                           --------   --------   --------    --------
BROAD MARKET BOND PORTFOLIO  -
   INSTITUTIONAL SHARES

NET ASSET VALUE - BEGINNING OF YEAR                        $   9.93   $   9.81   $   9.46    $   9.63
                                             ------------  --------   --------   --------    --------
INVESTMENT OPERATIONS:
   Net investment income                                       0.46       0.52       0.58        0.58
   Net realized and unrealized gain
     (loss) on investments                                     0.79       0.16       0.35       (0.15)
                                             ------------  --------   --------   --------    --------
     Total from investment operations......                    1.25       0.68       0.93        0.43
                                             ------------  --------   --------   --------    --------
DISTRIBUTIONS:
   From net investment income                                 (0.46)     (0.52)     (0.58)      (0.58)
   From net realized gain                                     (0.05)     (0.04)        --(3)    (0.02)
                                             ------------  --------   --------   --------    --------
     Total distributions                                      (0.51)     (0.56)     (0.58)      (0.60)
                                             ------------  --------   --------   --------    --------
NET ASSET VALUE - END OF YEAR                              $  10.67   $   9.93   $   9.81    $   9.46
                                             ============  ========   ========   ========    ========
TOTAL RETURN                                                  12.77%      7.04%     10.11%       4.72%
RATIOS (TO AVERAGE NET ASSETS)/
 SUPPLEMENTAL DATA:(2)
Expenses:
     Including expense limitations                             0.66%      0.68%      0.59%       0.55%
     Excluding expense limitations                             0.66%      0.68%      0.70%       0.71%
   Net investment income                                       4.38%      5.16%      5.96%       6.15%
Portfolio turnover                                               77%       180%        73%         53%
Net assets at end of period (000 omitted)..                $113,515   $116,427   $108,331    $ 79,310

--------------------
+ Effective November 1, 1999, the Rodney Square Intermediate Bond Portfolio ("Rodney Square Portfolio") was merged into the Wilmington Broad Market Bond Portfolio. The financial highlights for periods prior to November 1, 1999 reflect the performance history of the Rodney Square Portfolio.

(1)  Commencement of operations.

(2) Effective November 1, 1999, the expense and net investment income ratios include expenses allocated from the WT Investment Trust I - Broad Market Bond Series (the "Series") and the portfolio turnover reflects the investment activity of the Series.

(3)  Distributions were less than .01 per share.

(4) Effective July 1, 2001, the Portfolio adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies that requires the recording of paydown gains and losses on mortgage-backed and asset-backed securities as an adjustment to interest income. The effect of this change for the year ended June 30, 2002 was to decrease net investment income and increase net realized and unrealized gain (loss) by less than $0.01 per share, respectively, and decrease the ratio of net investment income to average net assets from 5.20% to 5.16%. Per share data and ratios for periods prior to July 1, 2001 have not been restated to reflect this change in accounting.

                                                                  For the Fiscal Years
                                                                     Ended June 30,
                                                               2003        2002       2001      2000(+)
MUNICIPAL BOND PORTFOLIO  -
   INSTITUTIONAL SHARES

NET ASSET VALUE - BEGINNING OF
   YEAR                                                      $   12.87   $  12.65   $  12.25   $  12.48
                                              ------------   ---------   --------   --------   --------
INVESTMENT OPERATIONS:
   Net investment income                                          0.43       0.47       0.56       0.56
   Net realized and unrealized gain
     (loss) on investments                                        0.42       0.27       0.40      (0.15)
                                              ------------   ---------   --------   --------   --------
     Total from investment operations                             0.85       0.74       0.96       0.41
                                              ------------   ---------   --------   --------   --------
DISTRIBUTIONS:
   From net investment income                                    (0.43)     (0.47)     (0.56)     (0.56)
   From net realized gain                                        (0.02)     (0.05)        --      (0.08)
                                              ------------   ---------   --------   --------   --------
     Total distributions                                         (0.45)     (0.52)     (0.56)     (0.64)
                                              ------------   ---------   --------   --------   --------
NET ASSET VALUE - END OF YEAR                                $   13.27   $  12.87   $  12.65   $  12.25
                                              ============   =========   ========   ========   ========
TOTAL RETURN                                                      6.75%      5.93%      7.94%      3.40%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:(1)
   Expenses:
     Including expense limitations                                0.75%      0.75%      0.75%      0.75%
     Excluding expense limitations                                0.95%      1.08%      1.39%      1.03%
   Net investment income                                          3.30%      3.63%      4.43%      4.59%
Portfolio turnover                                                  21%        28%        36%        50%
Net assets at end of year
   (000 omitted)                                             $  42,563   $ 32,592   $ 22,759   $ 16,009

--------------------
+ Effective November 1, 1999, the Rodney Square Municipal Bond Portfolio ("Rodney Square Portfolio") was merged into the Wilmington Municipal Bond Portfolio. The financial highlights for periods prior to November 1, 1999 reflect the performance history of the Rodney Square Portfolio.

(1) Effective November 1, 1999, the expense and net investment income ratios include expenses allocated from the WT Investment Trust I - Municipal Bond Series (the "Series") and the portfolio turnover reflects the investment activity of the Series.

Bond Series (the "Series") and the portfolio turnover reflects the investment activity of the Series.

                          MANAGEMENT OF THE PORTFOLIOS

      The Board of Trustees for each Portfolio has oversight responsibility of the management, activities and affairs of the Portfolios and has approved contracts with various organizations to provide, among other services, the day-to-day management required by a Portfolio and its shareholders.

INVESTMENT ADVISER

            Rodney Square Management Corporation ("RSMC"), the Series' investment adviser, is located at 1100 North Market Street, Wilmington, Delaware 19890. RSMC is a wholly owned subsidiary of Wilmington Trust Corporation, which is a publicly held financial services holding company. RSMC, subject to the general oversight of the Board of Trustees, directs the investments of each Series in accordance with its investment objective, policies and limitations. In the past, RSMC has provided asset management services to individuals, personal trusts, municipalities, corporations and other organizations. Presently, RSMC provides its services exclusively to investment companies sponsored by it or its affiliates. As of September 30, 2004, RSMC had $_____ billion in assets under management.

      For the twelve months ended June 30, 2004, RSMC received the following advisory fees (after fee waivers) as a percentage of each Series' average daily net assets:

      Short/Intermediate Bond Series              0.35%

      Broad Market Bond Series                    0.35%

      Municipal Bond Series                       0.35%

      Short-Term Income Series                    0.35%

PORTFOLIO MANAGERS

      ERIC K. CHEUNG, Vice President of RSMC, is a member of the investment team primarily responsible for the day-to-day management of the Short/Intermediate Bond, Broad Market Bond and Short-Term Income Series. From 1978 until 1986, Mr. Cheung was the Portfolio Manager for Fixed income assets of the Meritor Financial Group. In 1986, Mr. Cheung joined RSMC and its affiliates. In 1991, he became the Division Manager for all fixed income products.

      CLAYTON M. ALBRIGHT, III, Vice President of RSMC, is a member of the investment team primarily responsible for the day-to-day management of the Short/Intermediate Bond, Broad Market Bond and Short-Term Income Series. Mr. Albright has been affiliated with RSMC and its affiliates since 1976. Since 1987, he has specialized in the management of intermediate and long-term fixed income portfolios.

      DOMINICK J. D'ERAMO, CFA, Vice President of RSMC, is a member of the investment team primarily responsible for the day-to-day management of the Short/Intermediate Bond, Broad Market Bond and Short-Term Income Series. Mr. D'Eramo has been affiliated with RSMC and its affiliates since 1986 as a fixed income trader and was promoted to portfolio manager in 1990.

      LISA MORE, Vice President of RSMC, is a member of the investment team primarily responsible for the day-to-day management of the Municipal Bond Series. Ms. More has been affiliated with RSMC and its affiliates since 1988. Since 1990, she has specialized in the management of municipal income portfolios.

      SCOTT EDMONDS, Assistant Vice President of RSMC is a member of the investment team primarily responsible for the day-to-day management of the Municipal Bond Series. Mr. Edmonds has been affiliated with RSMC and its affiliates since 1989 as an assistant portfolio manager and was promoted to a portfolio manager in 1991.

                               SERVICE PROVIDERS

     The chart below provides information on the primary service providers.

Asset                                                                        Shareholder
Management                                                                   Services

        INVESTMENT ADVISER                                                           TRANSFER AGENT
  Rodney Square Management Corp.                                                        PFPC Inc.
     1100 North Market Street                                                        760 Moore Road
       Wilmington, DE 19890                                                     King of Prussia, PA 19406

                                                                              Handles shareholder services,
                                                                               including recordkeeping and
 Manages each Series' business and                                               statements, payment of
      investment activities.                                                        distribution and
                                                                               processing of buy and sell
                                                                                        requests.

                                            WT MUTUAL FUND
                                    WILMINGTON SHORT/INTERMEDIATE
                                            BOND PORTFOLIO

                                       WILMINGTON BROAD MARKET
                                            BOND PORTFOLIO

                                         WILMINGTON MUNICIPAL
                                            BOND PORTFOLIO

                                     WILMINGTON SHORT-TERM INCOME
                                              PORTFOLIO

Fund                                                                         Asset
Operations                                                                   Safe Keeping

           ADMINISTRATOR                                                                CUSTODIAN

  Rodney Square Management Corp.                                                Wilmington Trust Company
     1100 North Market Street                                                   1100 North Market Street
       Wilmington, DE 19890                                                       Wilmington, DE 19890

       SUB-ADMINISTRATOR AND
         ACCOUNTING AGENT

             PFPC Inc.
       301 Bellevue Parkway
       Wilmington, DE 19809                                                  Holds each Portfolio's assets,
                                                                             settles all portfolio trades and
    Provides facilities, equipment and                                       collects most of the valuation
          personnel to carry out                                             data required for calculating
  administrative services related to each                                    each Portfolio's NAV per share.
 Portfolio and  calculates each Portfolio's
          NAV and distributions.

                                    Distribution

                                                DISTRIBUTOR
                                    Professional Funds Distributor, LLC.
                                               760 Moore Road
                                         King of Prussia, PA 19406
                                    Distributes the Portfolios' shares.

                             SHAREHOLDER INFORMATION

PRICING OF SHARES

      The Series value their assets based on current market values when such values are available. Prices for fixed income securities normally are supplied by a pricing service. Fixed income securities maturing within 60 days of the valuation date are valued at amortized cost. Any assets held by the Short/Intermediate Bond Series and the Broad Market Bond Series that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that PFPC determines the daily net asset value per share. Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees.

      PFPC Inc. determines the NAV per share of each Portfolio as of the close of regular trading on the New York Stock Exchange (the "Exchange") (currently 4:00 p.m., Eastern time) and the transfer agent are open for business (each a "Business Day"). The NAV is calculated by adding the value of all securities and other assets in a Portfolio, deducting its liabilities and dividing the balance by the number of outstanding shares in that Portfolio. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent and, under no circumstances will any order be accepted for purchase, redemption or exchange after the NAV calculation.

      Shares will not be priced on those days the Portfolios are closed

PURCHASE OF SHARES

      Portfolio shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment in Institutional Shares of each Portfolio is $1,000. Additional investments in a Portfolio may be made in any amount. You may purchase shares as specified below.

      You may also purchase shares if you are a client of Wilmington Trust through your trust or corporate cash management accounts. If you are a client of an institution (such as a bank or broker-dealer) that has entered into a servicing agreement with the Portfolios' distributor ("Service Organization"), you may also purchase shares through such Service Organization. You should also be aware that you may be charged a fee by Wilmington Trust or the Service Organization in connection with your investment in the Portfolios. If you wish to purchase Portfolio shares through your account at Wilmington Trust or a Service Organization, you should contact that entity directly for information and instructions on purchasing shares.

      BY MAIL: You may purchase shares by sending a check drawn on a U.S. bank payable to Wilmington Fixed Income Portfolios, indicating the name and class of the Portfolio, along with a completed application (included at the end of this prospectus). If a subsequent investment is being made, the check should also indicate your Portfolio account number. When you make purchases by check, each Portfolio may withhold payment on redemptions until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

Regular mail:                                        Overnight mail:
------------                                         --------------
Wilmington Fixed Income Portfolios                   Wilmington Fixed Income Portfolios
c/o PFPC Inc.                                        c/o PFPC Inc.
P.O. Box 9828                                        760 Moore Road
Providence, RI 02940                                 King of Prussia, PA 19406

      BY WIRE: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) 336-9970 for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.

      ADDITIONAL INFORMATION REGARDING PURCHASES: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any Business Day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following Business Day.

      Any purchase order may be rejected if a Portfolio determines that accepting the order would not be in the best interest of the Portfolio or its shareholders.

      It is the responsibility of Wilmington Trust or the Service Organization to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

      For information on other ways to purchase shares, including through an individual retirement account (IRA), an Automatic Investment Plan or a Payroll Investment Plan, please refer to our SAI.

REDEMPTION OF SHARES

      You may sell your shares on any Business Day, as described below. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. If held for more than 60 days, there is no fee when Portfolio shares are redeemed. If shares are redeemed within 60 days of purchase, a redemption fee of 1% of the redemption amount may be charged. (See "Redemption Fees" below.) It is the responsibility of Wilmington Trust or the Service Organization to transmit redemption orders and credit their customers' accounts with redemption proceeds on a timely basis. Redemption checks are mailed on the next Business Day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the transfer agent before 4:00 p.m. Eastern time) or the next Business Day (if received after 4:00 p.m. Eastern time, or on a non-Business Day), but never later than 7 days following such receipt. If you purchased your shares through an account at Wilmington Trust or a Service Organization, you should contact Wilmington Trust or the Service Organization for information relating to redemptions. The Portfolio's name and your account number should accompany any redemption requests.

      REDEMPTION FEES: Each Portfolio will impose a fee of 1.00% of the total redemption amount (calculated at market value) if you sell your shares within 60 days of your purchase of such shares. This fee will apply to redemptions processed for the purpose of receiving redemption proceeds or processing an exchange between the Wilmington Portfolios. This fee is paid directly to the respective Wilmington Portfolio and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. For purposes of determining whether this fee applies, the shares that you have held the longest will be redeemed or exchanged first. This fee may not apply in certain circumstances, such as redemptions or exchanges processed from Wilmington Trust corporate cash management or trust accounts and certain omnibus accounts (including 401(k) plans), and in the event of shareholder death or disability. See "Exchange of Shares" for additional information regarding the exchange of shares of a Wilmington Portfolio.

      MARKET TIMING: The Portfolios are not designed to accommodate market timing or repetitive trading. "Market timing" is defined as effecting frequent trades into or out of a Portfolio in an effort to anticipate or time price movements. A Portfolio may restrict or refuse purchase orders, whether directly or by exchange, by market timers or by those persons the Portfolio or the Distributor believe are engaging in similar trading activity. Market timing can adversely impact the ability of the investment adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of a Portfolio. There is no guaranty that the Portfolios or their agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence.

      BY MAIL: If you redeem your shares by mail, you should submit written instructions with a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. You must indicate the Portfolio name, your account number and your name. The written instructions and signature guarantee should be mailed to:

Regular mail:                                        Overnight mail:
------------                                         --------------
Wilmington Fixed Income Portfolios                   Wilmington Fixed Income Portfolios
c/o PFPC Inc.                                        c/o PFPC Inc.
P.O. Box 9828                                        760 Moore Road
Providence, RI 02940                                 King of Prussia, PA 19406

      BY TELEPHONE: If you prefer to redeem your shares by telephone, you may elect to do so. However there are risks. The Portfolios have safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any losses.

      ADDITIONAL INFORMATION REGARDING REDEMPTIONS: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Portfolio account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Portfolio account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Portfolio account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a signature guarantee. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds the Portfolio shares.

      If shares to be redeemed represent a recent investment made by check, each Portfolio reserves the right to withold the redemption proceeds available until it believes that the check has been collected (which could take up to 10 days).

      SMALL ACCOUNTS: If the value of your Portfolio account falls below $500, the Portfolio may ask you to increase your balance. If the account value is still below $500 after 60 days, the Portfolio may close your account and send you the proceeds. The Portfolio will not close your account if it falls below $500 solely as a result of a reduction in your account's market value.

      For additional information on other ways to redeem shares, please refer to our SAI.

EXCHANGE OF SHARES

      You may exchange all or a portion of your shares in a Portfolio for Institutional Shares of the following funds ("Wilmington Portfolios"):

      Wilmington Premier Money Market Portfolio

      Wilmington Short/Intermediate Bond Portfolio

      Wilmington Broad Market Bond Portfolio

      Wilmington Municipal Bond Portfolio

      Wilmington Short-Term Income Portfolio

      Wilmington Large Cap Core Portfolio

      Wilmington Small Cap Core Portfolio

      Wilmington International Multi-Manager Portfolio

      Wilmington Large Cap Value Portfolio

      Wilmington Real Estate Portfolio

      Wilmington Large Cap Strategic Allocation Fund

      Wilmington Mid Cap Strategic Allocation Fund

      Wilmington Small Cap Strategic Allocation Fund

      Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. See "Taxes" for a discussion of the tax effect on an exchange of shares.

      Exchange transactions will be subject to the minimum initial investment and other requirements of the Wilmington Portfolio into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder's account of less than $500.

      FEES ON EXCHANGES: If held for more than 60 days, there is no fee when Portfolio shares are redeemed to process an exchange for your account. If shares are redeemed within 60 days of purchase, a fee of 1.00% of the redemption amount necessary for the exchange may be charged. See "Redemption of Shares" for additional information regarding redemptions and this fee.

      To obtain prospectuses of the other Wilmington Portfolios, you may call
(800) 336-9970. To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in a trust account with Wilmington Trust or in an account with a Service Organization, contact Wilmington Trust or the Service Organization. The Wilmington Portfolios may terminate or modify the exchange offer described here and will give you 60 days' notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of the Wilmington Portfolio shares to be acquired through such exchange may be legally made.

DISTRIBUTIONS

      Distributions from the net investment income of each Portfolio are declared daily as a dividend and paid monthly to you. Any net capital gain realized by a Portfolio will be distributed annually. The Short/Intermediate Bond Portfolio and the Broad Market Bond Portfolio will distribute net realized gains from foreign currency transactions, if any, after the end of the fiscal year in which the gain was realized by them.

      Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

      As long as a Portfolio meets the requirements for being a "regulated investment company," it pays no Federal income tax on the earnings and gains it distributes to shareholders. The Portfolios' distributions of net investment income and net short-term capital gains, if any, whether received in cash or reinvested in additional Portfolio shares, are generally taxable to you as ordinary income. Each Portfolio will notify you following the end of the calendar year of the amount of dividends paid that year.

      Dividend distributions by the Municipal Bond Portfolio of the excess of its interest income on tax-exempt securities over certain amounts disallowed as deductions ("exempt-interest dividends") may be treated by you as interest excludable from your gross income. The Municipal Bond Portfolio intends to distribute income that is exempt from Federal income tax, though it may invest a portion of its assets in securities that generate taxable income. Income exempt from Federal income tax may be subject to state and local income tax. Additionally, any capital gains distributed by the Portfolio may be taxable.

      It is a taxable event for you if you sell or exchange shares of any Portfolio, including the Municipal Bond Portfolio. Depending on the purchase price and the sale price of the shares you exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

      STATE AND LOCAL INCOME TAXES: You should consult your tax adviser concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

      This section is only a summary of some important income tax considerations that may affect your investment in a Portfolio. More information regarding those considerations appears in our SAI. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

                            DISTRIBUTION ARRANGEMENTS

      Professional Funds Distributor, LLC manages the Portfolios' distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreements with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. The Portfolios do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

MASTER/FEEDER STRUCTURE

      Other institutional investors, including other mutual funds, may invest in the Series. The master/feeder structure enables various institutional investors, including the Portfolios, to pool their assets, which may be expected to result in economies of scale by spreading certain fixed costs over a larger asset base and providing purchasing power. The Series holds the investment securities and bears the advisory fees. The Portfolios provide and bear the costs of distribution and shareholder services. Each shareholder of a master fund, including the Portfolios, will pay its proportionate share of the master fund's expenses.

      For reasons relating to costs or a change in investment goal, among others, a Portfolio could switch to another master fund or decide to manage its assets itself. No Portfolio is currently contemplating such a move.

SHARE CLASSES

      The Portfolios issues Investor and Institutional Shares. Each class of shares bears a pro rata portion of a Portfolio's common expenses in addition to expenses directly attributable to that class. Institutional Shares are offered to retirement plans and other institutional investors. Investor Shares pay a Rule 12b-1 distribution fee. Any investor may purchase Investor Shares.

                                    GLOSSARY

MATURITY:

The final date on which the payment of a debt instrument (e.g., fixed income securities such as bonds and notes) becomes due and payable. Short-term bonds generally have maturities of up to five years; intermediate-term bonds between five and fifteen years; and long-term bonds over fifteen years.

TOTAL RETURN:

Total return is a measure of the per-share change in the total value of a fund's portfolio, including any distributions paid to you. It is measured from the beginning to the end of a specific time period.

INDEX:

An index is a broad measure of the market performance of a specific group of securities in a particular market, or securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

YIELD:

Yield is a measure of the income (dividends and interest) earned by the securities in a fund's portfolio and paid to you over a specified time period. The annualized yield is expressed as a percentage of the offering price per share on a specified date.

FUND EXPENSES:

Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder distribution, administration and custody services.

FIXED INCOME SECURITIES:

Fixed income securities are generally bonds, which is a type of security that functions like a loan. Bonds are IOUs or debt issued by private companies, municipalities or government agencies. By comparison, when you buy a stock, you are buying a ownership in a company. With a bond, your "loan" is for a specific period, usually 2 to 30 years. You receive regular interest payments at the rate stated when you bought the bond. Hence the term "fixed-income" security.

DURATION:

Duration measures the sensitivity of fixed income securities held by a portfolio to a change in interest rates. The value of a security with a longer duration will normally fluctuate to a greater degree than will the value of a security with a shorter duration should interest rates change. For example, if interest rates were to move 1%, a bond with a 3-year duration would experience approximately a 3% change in principal value. An identical bond with a 5-year duration would experience approximately a 5% change in its principal value.

INVESTMENT GRADE SECURITIES:

Investment grade securities are securities that have been determined by a rating agency to have a medium to high probability of being paid, although there is always a risk of default. Investment grade securities are rated BBB, A, AA, or AAA by Standard & Poor's Corporation or Baa, A, Aa or Aaa by Moody's Investors Service, Inc.

MUNICIPAL SECURITIES:

Municipal securities are bonds issued by state and local governments to raise money for their activities.

CORPORATE BONDS VS. GOVERNMENT BONDS:

Bonds issued by corporations generally pay a higher interest rate than government bonds. That's because corporate bonds are somewhat riskier than government bonds and the interest payments on government bonds are exempt from some or all taxes. For example, if you live in Delaware and buy a bond issued by the state of Delaware or by any other government or municipal agency in Delaware, your interest on the bond is exempt from state and Federal income taxes. But if your bond is issued by any state other than the one in which you reside, the interest would only be exempt from Federal income tax and you would have to pay your state income tax. Interest payments on U.S. Treasury bonds are exempt from state and local taxes.

INVESTMENT ADVISER:

The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the mutual fund's investment program. The Board of Trustees supervises the investment adviser and establishes policies that the investment adviser must follow in its management activities.

THE NET ASSET VALUE OR "NAV":

NAV = Assets - Liabilities
      --------------------
      Outstanding Shares

NET INVESTMENT INCOME:

Net investment income consists of interest earned by a mutual fund on its investments less accrued expenses.

                              FOR MORE INFORMATION

      FOR INVESTORS WHO WANT MORE INFORMATION ON THE PORTFOLIOS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

      ANNUAL/SEMI-ANNUAL REPORTS: These reports contain performance data and information on portfolio holdings, operating results, and a discussion of the market conditions and investment strategies that significantly affect the Portfolios' performance for the most recently completed fiscal year or half-year.

      STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides additional technical and legal description of the Portfolios' policies, investment restrictions, risks, and business structure. This prospectus incorporates the SAI by reference.

      Copies of these documents and answers to questions about the Portfolios may be obtained without charge by contacting:

      WT Mutual Fund
      c/o PFPC Inc.
      760 Moore Road
      King of Prussia, PA 19406
      (800) 336-9970
      9:00 a.m. to 5:00 p.m. Eastern time

      Information about the Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or, by writing the Public Reference Room of the SEC, Washington, DC, 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Portfolios may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.

      FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL 1-(800)-336-9970

            The investment company registration number is 811-08648.

                  WILMINGTON SHORT/INTERMEDIATE BOND PORTFOLIO
                     WILMINGTON BROAD MARKET BOND PORTFOLIO
                       WILMINGTON MUNICIPAL BOND PORTFOLIO
                     WILMINGTON SHORT-TERM INCOME PORTFOLIO

                                OF WT MUTUAL FUND
                                 INVESTOR SHARES

                         PROSPECTUS DATED _______, 2004

         This prospectus gives vital information about these mutual funds, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

         Please note that these Portfolios:

            -     are not bank deposits

            - are not obligations of, or guaranteed or endorsed by Wilmington Trust Company or any of its affiliates

            -     are not federally insured

            - are not obligations of, or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation ("FDIC"), the Federal Reserve Board or any other government agency

            -     are not guaranteed to achieve their goal(s)


         Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

TABLE OF CONTENTS

                                      PORTFOLIO DESCRIPTIONS

A look at the goals, strategies,        Summary..................................................
risks, expenses and financial           Performance Information..................................
history of each Portfolio.              Fees and Expenses........................................
                                        Example..................................................
                                        Investment Objectives....................................
                                        Primary Investment Strategies............................
                                        Series Composition.......................................
                                        Additional Risk Information..............................
                                        Financial Highlights.....................................

                                      MANAGEMENT OF THE PORTFOLIOS

Details about the service               Investment Adviser.......................................
providers.                              Portfolio Managers.......................................
                                        Service Providers........................................

                                      SHAREHOLDER INFORMATION

Policies and instructions for           Pricing of Shares........................................
opening, maintaining and                Purchase of Shares.......................................
closing an account in any of            Redemption of Shares.....................................
the Portfolios.                         Exchange of Shares.......................................
                                        Distributions............................................
                                        Taxes....................................................

Details on the Portfolios'            DISTRIBUTION ARRANGEMENTS
distribution plans,                     Rule 12b-1 Fees..........................................
master/feeder arrangement               Master/Feeder Structure..................................
and share classes.                      Share Classes............................................

                                      FOR MORE INFORMATION.......................................

For information about key terms and concepts, please refer to the "Glossary."

                  WILMINGTON SHORT/INTERMEDIATE BOND PORTFOLIO
                     WILMINGTON BROAD MARKET BOND PORTFOLIO
                       WILMINGTON MUNICIPAL BOND PORTFOLIO
                     WILMINGTON SHORT-TERM INCOME PORTFOLIO

                                 INVESTOR SHARES

                             PORTFOLIO DESCRIPTIONS

         SUMMARY
Investment Objective                   -    The WILMINGTON SHORT/INTERMEDIATE
                                            BOND PORTFOLIO and the WILMINGTON
                                            BROAD MARKET BOND PORTFOLIO each
                                            seeks a high total return, consistent
                                            with high current income.

                                       -    The WILMINGTON MUNICIPAL BOND
                                            PORTFOLIO seeks a high level of
                                            income exempt from federal income
                                            tax, consistent with the
                                            preservation of capital.

                                       -    The WILMINGTON SHORT-TERM INCOME
                                            PORTFOLIO seeks to preserve capital
                                            and provide current income.

Investment Focus                       -    Fixed income securities

Share Price Volatility                 -    Moderate

Principal Investment Strategy          -    Each Portfolio operates as a"feeder
                                            fund" which means that the
                                            Portfolio does not buy individual
                                            securities directly. Instead, it
                                            invests in a "master fund," which
                                            in turn purchases investment
                                            securities. The Portfolios invest
                                            all of their assets in master funds
                                            which are separate series of WT
                                            Investment Trust I. Each Portfolio
                                            and its corresponding Series have
                                            the same investment objective,
                                            policies and limitations.

                                       -    The WILMINGTON SHORT/INTERMEDIATE
                                            BOND PORTFOLIO invests in the
                                            Short/Intermediate Bond Series,
                                            which invests at least 85% of its
                                            total assets in various types of
                                            investment grade fixed income
                                            securities.

                                        -    The WILMINGTON BROAD MARKET BOND
                                             PORTFOLIO invests in the Broad
                                             Market Bond Series, which invests
                                             at least 85% of its total assets in
                                             various types of investment grade
                                             fixed income securities.

                                        -    The WILMINGTON MUNICIPAL BOND
                                             PORTFOLIO invests in the Municipal
                                             Bond Series, which invests at least
                                             80% of its net assets in municipal
                                             securities that provide interest
                                             exempt from federal income tax.

                                        -    The WILMINGTON SHORT-TERM INCOME
                                             PORTFOLIO invests in the Short-Term
                                             Income Series, which, under normal
                                             circumstances, invests at least 80%
                                             of its total assets in investment
                                             grade fixed-income securities such
                                             as corporate bonds, notes or
                                             commercial paper and U.S.
                                             Government obligations. The Series
                                             invests primarily in short and
                                             intermediate term, investment
                                             grade, fixed income securities and
                                             may invest up to 20% of its assets
                                             in non-investment grade, fixed
                                             income securities.

                                        -    The investment adviser purchases
                                             securities based on their yield or
                                             potential capital appreciation, or
                                             both. The investment adviser may
                                             sell securities in anticipation of
                                             market declines, credit downgrades,
                                             or to purchase alternative fixed
                                             income investments that may perform
                                             better.

Principal Risks                         The Portfolios are subject to the risks
                                        summarized below which are further
                                        described under "Additional Risk
                                        Information."

                                        -    An investment in a Portfolio is not
                                             a deposit of Wilmington Trust
                                             Company or any of its affiliates
                                             and is not insured or guaranteed by
                                             the FDIC or any other government
                                             agency.

                                        -    It is possible to lose money by
                                             investing in a Portfolio.

                                        -    The fixed income securities in
                                             which the Portfolios invest through
                                             their corresponding Series are
                                             subject to credit risk, prepayment
                                             risk, market risk, liquidity risk
                                             and interest rate risk. Typically,
                                             when interest rates rise, the
                                             market prices of fixed income
                                             securities go down. Securities
                                             issued by government sponsored
                                             entities are not insured or
                                             guaranteed by the U.S. Government.

                                        -    Non-investment grade, fixed income
                                             securities, involve greater risk of
                                             default or price changes due to the
                                             lower credit quality of the issuer
                                             than investment grade, fixed income
                                             securities. The value of
                                             lower-quality, fixed income
                                             securities can be more volatile due
                                             to increased sensitivity to adverse
                                             issuer, political, regulatory,
                                             market, or economic developments
                                             and can be difficult to sell.

                                        -    The performance of a Portfolio will
                                             depend on whether or not the

                                             investment adviser is successful in
                                             pursuing the investment strategy.

Investor Profile                        -    Investors who want income from
                                             their investments without the
                                             volatility of an equity portfolio.

PERFORMANCE INFORMATION

                  WILMINGTON SHORT/INTERMEDIATE BOND PORTFOLIO

         The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio by showing the Portfolio's performance from calendar year to calendar year and by showing the Portfolio's average annual returns for one, five and ten years, before and after taxes, compared with those of its benchmark index, the Lehman Intermediate Government/Credit Index, a broad measure of market performance. The performance shown in the bar chart and performance table are for the Institutional Shares of the Portfolio, which are not offered in this prospectus. However, the Institutional Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Investor Shares do not have the same expenses. Specifically, the Investor Shares are subject to a 0.25% distribution fee. Had such fee been deducted, the returns would be less. The performance prior to November 1, 1999, reflects the performance of the Rodney Square Short/Intermediate Bond Portfolio, which was merged into the Portfolio, effective November 1, 1999. In connection with the merger, the Portfolio changed its investment objective, policies and limitations to match those of the Rodney Square Short/Intermediate Bond Portfolio. Total return would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed. Of course, past performance, both before and after taxes, does not necessarily indicate how the Portfolio will perform in the future.

              ANNUAL TOTAL RETURNS FOR THE PAST 10 CALENDAR YEARS

                              [PERFORMANCE GRAPH]

PERFORMANCE YEARS      RETURNS
1994                   -2.02%
1995                   14.95%
1996                    3.37%
1997                    7.56%
1998                    7.75%
1999                    0.33%
2000                    9.71%
2001                    8.40%
2002                    9.18%
2003                    3.81%

                                PERFORMANCE YEARS

       CALENDAR YEAR-TO-DATE TOTAL RETURN AS OF SEPTEMBER 30, 2004: ____%

 BEST QUARTER                        WORST QUARTER
 ------------                        -------------
    5.13%                               -2.37%
(June 30,1995)                      (June 30, 2004)

                     INSTITUTIONAL SHARES
        AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003                               1 Year       5 Years      10 Years
        ----------------------------------------------------                               ------       -------      --------
Short/Intermediate Bond Portfolio Return Before Taxes                                       3.81%        6.22%         6.20%
Return After Taxes on Distributions(1)                                                      1.91%        3.99%         3.84%
Return After Taxes on Distributions and Sales of Shares(1)                                  2.66%        3.93%         3.81%
Lehman Intermediate Government/Credit Index (reflects no deduction for fees, expenses
   or taxes)(2)                                                                             4.31%        6.65%         6.63%
Merrill Lynch 1-10 Year U.S. Treasury Index (reflects no deduction for fees, expenses
   or taxes)(3)                                                                             2.13%        5.93%         6.21%

------------------------
(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2) The Lehman Intermediate Government/Credit Index is an unmanaged index of fixed rate U.S. Treasury Bonds and Notes, U.S. Government Agency obligations and investment grade corporate debt obligations with maturities between 1 and 10 years.

(3) The Merrill Lynch 1-10 Year U.S. Treasury Index is an unmanaged index of fixed rate coupon bearing U.S. Treasury securities with a maturity range of 1 to 10 years.

(4) Affixed rate coupon bearing U.S. Treasury securities with a maturity range of 1 to 10 years.

                     WILMINGTON BROAD MARKET BOND PORTFOLIO

         The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio by showing the Portfolio's performance from calendar year to calendar year and by showing the Portfolio's average annual returns for one, five and ten years, before and after taxes, compared with those of its benchmark index, the Lehman Government/Credit Index, a broad measure of market performance. The performance shown in the bar chart and performance table are for the Institutional Shares of the Portfolio, which are not offered in this prospectus. However, the Institutional Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Investor Shares do not have the same expenses. Specifically, the Investor Shares are subject to a 0.25% distribution fee. Had such fee been deducted, the returns would be less. This performance information includes the performance of the Portfolio's predecessor, the Bond Fund, a collective investment fund. The Bond Fund's performance has been included for the periods prior to June 29, 1998 and has been adjusted to reflect the annual deduction of fees and expenses applicable to shares of the Portfolio (i.e. adjusted to reflect expenses, absent investment advisory fee waivers). The Bond Fund was not registered as a mutual fund under the Investment Company Act of 1940 ("1940 Act"), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended. If the Bond Fund had been registered under the 1940 Act, its performance may have been different. Total return would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed. Of course, past performance, both before and after taxes, does not necessarily indicate how the Portfolio will perform in the future.

              ANNUAL TOTAL RETURNS FOR THE PAST 10 CALENDAR YEARS

                              [PERFORMANCE GRAPH]

PERFORMANCE YEARS      RETURNS
1994                   -4.20%
1995                   18.90%
1996                    1.73%
1997                    9.06%
1998                    8.73%
1999                   -2.19%
2000                   11.91%
2001                    7.94%
2002                    9.67%
2003                    4.16%

      CALENDAR YEAR-TO-DATE TOTAL RETURN AS OF SEPTEMBER 30, 2004: _____%

  BEST QUARTER                                 WORST QUARTER
  ------------                                 -------------
     6.54%                                         -3.41%
(June 30, 1995)                               (March 31, 1994)

                  INSTITUTIONAL SHARES                                                    Since
    AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003                1 Year       June 29, 1998(1)  5 Years(1)  10 Years(1)
    ----------------------------------------------------                ------       ---------------   ---------   ----------
Broad Market Bond Portfolio Return Before Taxes                          4.16%           6.48%           6.18%        6.37%
Return After Taxes on Distributions(3)                                   2.12%           4.12%           3.86%        5.07%
Return After Taxes on Distributions and Sales of Shares(3)               2.75%           4.08%           3.85%        4.14%
Lehman Government/Credit Index (reflects no deduction for fees,
   expenses or taxes)(4)                                                 4.68%          _____%           6.65%        6.98%
Merrill Lynch U.S. Treasury Master Index (reflects no deduction for
   fees, expenses or taxes)(5)                                           2.26%          _____%           6.15%        6.68%

-------------------------
(1) For periods prior to June 29, 1998, the Portfolio's predecessor, the Bond Fund, operated as a collective investment fund. As a collective investment fund, the Bond Fund was treated differently than the Portfolio for federal income tax purposes. For example, a collective investment fund does not make distributions to its investors. As a result, after-tax returns for periods prior to June 29, 1998 are not presented.

(2) This performance information reflects the performance of the Portfolio and its predecessor, the Bond Fund, and does not reflect any taxes that you may pay as a result of any distributions or sale of shares of the Portfolio.

(3) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(4) The Lehman Government/Credit Index is an unmanaged index of fixed rate U.S. Treasury Bonds and Notes, U.S. Government Agency obligations and investment grade corporate debt obligations with maturities of 1 year or greater.

(5) The Merrill Lynch U.S. Treasury Master Index is an unmanaged index of fixed rate coupon bearing U.S. Treasury securities with a maturity range of 1 to 30 years.

                       WILMINGTON MUNICIPAL BOND PORTFOLIO

         The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year and by showing the Portfolio's average annual returns for one and five years and since inception, before and after taxes, compared with those of its benchmark index, the Lehman Quality Intermediate Municipal Index, a broad measure of market performance. The performance shown in the bar chart and performance table are for the Institutional Shares of the Portfolio, which are not offered in this prospectus. However, the Institutional Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Investor Shares do not have the same expenses. Specifically, the Investor Shares are subject to a 0.25% distribution fee. Had such fee been deducted, the returns would be less. Total return would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed. Of course, past performance, both before and after taxes, does not necessarily indicate how the Portfolio will perform in the future..

              ANNUAL TOTAL RETURNS FOR THE PAST 10 CALENDAR YEARS

                              [PERFORMANCE GRAPH]

PERFORMANCE YEARS    RETURNS
1994                  -4.17%
1995                  14.08%
1996                   3.51%
1997                   7.18%
1998                   5.24%
1999                  -0.64%
2000                   8.47%
2001                   4.38%
2002                   7.92%
2003                   3.45%

                                PERFORMANCE YEARS

       CALENDAR YEAR-TO-DATE TOTAL RETURN AS OF SEPTEMBER 30, 2004: ____%

  BEST QUARTER                        WORST QUARTER
  ------------                        -------------
     5.86%                               -4.79%
(March 31, 1995)                    (March 31, 1994)

             INSTITUTIONAL SHARES
  AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003                     1 Year         5 Years         10 years
  ----------------------------------------------------                     ------         -------         --------
Municipal Bond Portfolio Return Before Taxes                                3.45%          4.86%            4.83%
Return After Taxes on Distributions(1)                                      3.40%          4.60%            4.79%
Return After Taxes on Distributions and Sales of Shares(1)                  3.32%          4.53%            4.72%
Lehman Quality Intermediate Municipal Index(2)                              4.64%          5.61%            5.58%

-------------------------
(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2) The Lehman Quality Intermediate Municipal Index is an unmanaged index that tracks performance of municipal bonds issued after December 31, 1990 with remaining maturities of between 2 and 12 years and at least $5 million in outstanding principal. RSMC has changed the Portfolio's benchmark index from the Merrill Lynch Intermediate Municipal Index to the Lehman Quality Intermediate Municipal Bond Index based on its determination that the Lehman Quality Intermediate Municipal Bond more closely reflects how RSMC manages the Portfolio.

                     WILMINGTON SHORT-TERM INCOME PORTFOLIO

As of the date of this Prospectus the Investor Shares of the Short-Term Income Portfolio have not yet commenced operations.

         You may call (800) 336-9970 to obtain a Portfolio's current yield.

FEES AND EXPENSES

         The table below describes the fees and expenses that you may pay if you buy and hold Institutional Shares of a Portfolio.

           SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                                Institutional Shares
                                                                                                --------------------
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)                    None
Maximum deferred sales charge                                                                           None
Maximum sales charge imposed on reinvested dividends (and other distributions)                          None
Redemption fee(a)                                                                                       1.00%
Exchange fee(a)                                                                                         1.00%

(a) Institutional Shares are subject to a 1.00% fee only if redeemed or exchanged within the first 60 days after purchase. See "Redemption of Shares" and "Exchange of Shares" for additional information.

 ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO
                                  ASSETS)(1):

                                                                                                   Short-Term
                                         Short/Intermediate    Broad Market       Municipal          Income
                                           Bond Portfolio     Bond Portfolio    Bond Portfolio      Portfolio
                                           --------------     --------------    --------------      ---------
Management fees                                 0.35%              0.35%            0.35%             0.35%
Distribution (Rule 12b-1) fees                  0.25%              0.25%            0.25%             0.25%
Other expenses(2)                               0.26%              0.33%            0.47%             0.59%
TOTAL ANNUAL OPERATING EXPENSES                 0.86%              0.93%            1.07%(2)          1.19%(3)
Waivers/reimbursements                                                              0.07%(2)          0.29%(3)
NET EXPENSES                                                                        1.00%(2)          0.90%(3)

(1) This table and the example below each reflect the aggregate annual operating expenses of each Portfolio and its corresponding Series of the Trust in which the Portfolio invests.

(2) For Investor Shares of the Municipal Bond Portfolio, the investment adviser has contractually agreed to waive a portion of its advisory fee or reimburse expenses to the extent total annual operating expenses exceed 1.00%. For Investor Shares this waiver will remain in place until November 1, 2005 unless the Board of Trustees approves its earlier termination.

(3) For Investor Shares of the Short-Term Income Portfolio, the investment adviser has contractually agreed to waive a portion of its advisory fee or reimburse expenses to the extent total annual operating expenses exceed 0.90%. This waiver will remain in place until July 1, 2006 unless the

EXAMPLE

         This example is intended to help you compare the cost of investing in Institutional Shares of each Portfolio with the cost of investing in other mutual funds. The example below shows what you would pay if you invested $10,000 over the various time periods indicated. The example assumes that:

            -     you reinvested all dividends and other distributions;

            -     the average annual return was 5%;

            - the Portfolio's total operating expenses (reflecting applicable contractual waivers or reimbursements) are charged and remain the same over the time periods; and

            - you redeemed all of your investment at the end of each time period.


         Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

      INVESTOR SHARES                                    1 Year         3 Years         5 Years        10 Years
      ---------------                                    ------         -------         -------        --------
Short/Intermediate Bond Portfolio...............          $ 88            $274           $477            $1,061
Broad Market Bond Portfolio.....................          $ 95            $296            N/A             N/A
Municipal Bond Portfolio........................          $102            $333            N/A             N/A
Short-Term Income Portfolio.....................          $ 92            $344            N/A             N/A

         The above example is for comparison purposes only and is not a representation of a Portfolio's actual expenses and returns, either past or future.

INVESTMENT OBJECTIVES

         The WILMINGTON SHORT/INTERMEDIATE BOND PORTFOLIO and the WILMINGTON BROAD MARKET BOND PORTFOLIO each seeks a high total return, consistent with high current income. The WILMINGTON MUNICIPAL BOND PORTFOLIO seeks a high level of income exempt from federal income tax, consistent with the preservation of capital. These investment objectives may not be changed without shareholder approval. The WILMINGTON SHORT-TERM INCOME PORTFOLIO seeks to preserve capital and provide current income. The investment objective may be changed without shareholder approval, upon 60 day's written notice. There is no guarantee that a Portfolio will achieve its investment objective.

PRIMARY INVESTMENT STRATEGIES

         The WILMINGTON SHORT/INTERMEDIATE BOND PORTFOLIO invests its assets in the Short/Intermediate Bond Series, which:

            - will invest at least 85% of its total assets in various types of investment grade fixed income securities

            - may invest up to 10% of its total assets in investment grade fixed income securities of foreign issuers

            - will, as a matter of fundamental policy, maintain a short-to-intermediate average dollar-weighted duration (2-1/2 to 4 years)

         The WILMINGTON BROAD MARKET BOND PORTFOLIO invests its assets in the Broad Market Bond Series, which:

            - will invest at least 85% of its total assets in various types of investment grade fixed income securities

            - may invest up to 10% of its total assets in investment grade fixed income securities of foreign issuers

            - will, as a matter of fundamental policy, maintain an intermediate average dollar-weighted duration (4 to 7 years)

         The WILMINGTON MUNICIPAL BOND PORTFOLIO invests its assets in the Municipal Bond Series, which:

            - will, as a fundamental policy, invest substantially all (at least 80%) of its net assets in a diversified portfolio of municipal securities that provide interest that is exempt from federal income tax

            - may invest up to 20% of its net assets in other types of fixed income securities that provide income that is subject to federal tax

            - will, as a matter of fundamental policy, maintain an intermediate average dollar-weighted duration (4 to 8 years)

         The Municipal Bond Series may not invest more than 25% of its total assets in any one industry. You should note that governmental issuers of municipal securities are not considered part of any industry.

         The 25% limitation applies to municipal securities backed by the assets and revenues of non-governmental users, such as private operators of educational, hospital or housing facilities. However, the investment adviser may decide that the yields available from concentrating in obligations of a particular market sector or political subdivision justify the risk that the performance of the Municipal Bond Series may be adversely affected by such concentration. Under such market conditions, the Municipal Bond Series may invest more than 25% of its assets in sectors of the municipal securities market, such as health care or housing, or in securities relating to one political subdivision, such as a given state or U.S. territory.

         Under these conditions, the Municipal Bond Series' vulnerability to any special risks that affects that sector or jurisdiction could have an adverse impact on the value of an investment in the Series. There are no limitations on the Municipal Bond Series' investment in any one of the three general categories of municipal obligations: general obligation bonds, revenue (or special) obligation bonds and private activity bonds.

     The WILMINGTON SHORT-TERM INCOME PORTFOLIO invests its assets in the Short-Term Income Series, which:

            - will invest at least 80% of its total assets in investment grade corporate fixed income securities

            - may invest up to 20% of its total assets in non-investment grade fixed income securities

            - will maintain a short average dollar-weighted duration (1 to 3 years)

SERIES COMPOSITION

         The composition of each Series' holdings varies, depending upon the investment adviser's analysis of the fixed income and municipal securities market and the expected trends in those markets. The securities purchased by the Series may be purchased based upon their yield (the income earned by the security) or their potential capital appreciation (the potential increase in the security's value) or both. The investment adviser seeks to protect the Series' principal value by reducing fluctuations in value relative to those that may be experienced by fixed income funds with a longer average duration. This strategy may reduce the level of income attained by a Series. There is no guarantee that principal value can be protected during periods of extreme interest volatility.

         Except for the Short-Term Income Series, the Series invest only in securities that are rated, at the time of purchase, in the top four categories by a rating agency such as Moody's Investors Service, Inc. or Standard & Poor's Corporation. If the securities are not rated, then the investment adviser must determine that they are of comparable quality.

         The table below shows each Series' principal investments. These are the types of securities that will most likely help a Series achieve its investment objective.

                                               Short/Intermediate        Broad Market        Municipal       Short-Term
                                                      Bond                   Bond              Bond            Income
                                               ------------------        ------------        ---------       ----------
Asset-Backed Securities                               [X]                    [X]                                [X]
Bank Obligations                                      [X]                    [X]                                [X]
Corporate Bonds, Notes and Commercial Paper           [X]                    [X]                                [X]
Mortgage-Backed Securities                            [X]                    [X]                                [X]
Municipal Securities                                  [X]                    [X]                [X]             [X]

Obligations Issued By Supranational Agencies          [X]                    [X]                                [X]
U.S. Government Obligations                           [X]                    [X]                                [X]

         U.S. Government obligations include securities issued by government-sponsored entities, such as the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association, which are not issued, insured or guaranteed by the U.S. Treasury or the U.S. Government. Instruments issued by such government-sponsored entities are supported only by the credit of the issuing entity. If an issuer that is not insured or guaranteed by the U.S. Treasury or U.S. Government fails to meet its commitments, a Portfolio would not be able to assert a claim against the United States.

         Each Series also may use other strategies and engage in other investment practices, which are described in detail in our Statement of Additional Information ("SAI"). The investments and strategies listed above and described throughout this prospectus are those that the investment adviser will use under normal market conditions.

ADDITIONAL RISK INFORMATION

     The following is a list of certain risks that may apply to your investment in a Portfolio. Further information about investment risks is available in our
SAI:

- CREDIT RISK: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

- FOREIGN SECURITY RISK: The risk of losses due to political, regulatory, economic, social or other uncontrollable forces in a foreign country.

- GOVERNMENT OBLIGATIONS RISK: The risk that government-sponsored entities may default on a financial obligation, since their securities are not insured or guaranteed by the U.S. Treasury or the U.S. Government.

- INTEREST RATE RISK: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values. The yield earned by a Portfolio will vary with changes in interest rates.

- LEVERAGE RISK: The risk associated with securities or practices (such as when-issued and forward commitment transactions) that multiply small market movements into larger changes in value.

- LIQUIDITY RISK: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

- MARKET RISK: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

- MASTER/FEEDER RISK: While the master/feeder structure is designed to reduce costs, it may not do so, and the Portfolios might encounter operational or other complications. For example, large-scale redemptions by other feeders, if any, of their shares in a master fund could have adverse effects on a Portfolio such as requiring the liquidation of a substantial portion of the master fund's holdings at a time when it may be disadvantageous to do so. Also, other feeders of a master fund may have a greater ownership interest in the master fund than a Portfolio's interest and, therefore, could have effective voting control over the operation of a master fund.

- OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

- PREPAYMENT RISK: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate.

- VALUATION RISK: The risk that a Series has valued certain of its securities at a higher price than it can sell them.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Wilmington Short/Intermediate Bond Portfolio's financial performance since its inception. Certain information reflects financial results for a single Investor Share of a Portfolio. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and other distributions). Financial highlights have been audited by __________________, whose report, along with the Portfolio's financial statements, is included in the Investor Shares Annual Report, which is available without charge upon request.

                          MANAGEMENT OF THE PORTFOLIOS

         The Board of Trustees for each Portfolio has oversight responsibility of the management, activities and affairs of the Portfolios and has approved contracts with various organizations to provide, among other services, the day-to-day management required by a Portfolio and its shareholders.

INVESTMENT ADVISER

                  Rodney Square Management Corporation ("RSMC"), the Series' investment adviser, is located at 1100 North Market Street, Wilmington, Delaware 19890. RSMC is a wholly owned subsidiary of Wilmington Trust Corporation, which is a publicly held financial services holding company. RSMC, subject to the general oversight of the Board of Trustees, directs the investments of each Series in accordance with its investment objective, policies and limitations. In the past, RSMC has provided asset management services to individuals, personal trusts, municipalities, corporations and other organizations. Presently, RSMC provides its services exclusively to investment companies sponsored by it or its affiliates. As of September 30, 2004, RSMC had $_____ billion in assets under management.

         For the twelve months ended June 30, 2004, RSMC received the following advisory fees (after fee waivers) as a percentage of each Series' average daily net assets:

Short/Intermediate Bond Series              0.35%
Broad Market Bond Series                    0.35%
Municipal Bond Series                       0.35%
Short-Term Income Series                    0.35%

PORTFOLIO MANAGERS

         ERIC K. CHEUNG, Vice President of RSMC, is a member of the investment team primarily responsible for the day-to-day management of the Short/Intermediate Bond, Broad Market Bond and Short-Term Income Series. From 1978 until 1986, Mr. Cheung was the Portfolio Manager for Fixed income assets of the Meritor Financial Group. In 1986, Mr. Cheung joined RSMC and its affiliates. In 1991, he became the Division Manager for all fixed income products.

         CLAYTON M. ALBRIGHT, III, Vice President of RSMC, is a member of the investment team primarily responsible for the day-to-day management of the Short/Intermediate Bond, Broad Market Bond and Short-Term Income Series. Mr. Albright has been affiliated with RSMC and its affiliates since 1976. Since 1987, he has specialized in the management of intermediate and long-term fixed income portfolios.

         DOMINICK J. D'ERAMO, CFA, Vice President of RSMC, is a member of the investment team primarily responsible for the day-to-day management of the Short/Intermediate Bond, Broad Market Bond and Short-Term Income Series. Mr. D'Eramo has been affiliated with RSMC and its affiliates since 1986 as a fixed income trader and was promoted to portfolio manager in 1990.

         LISA MORE, Vice President of RSMC, is a member of the investment team primarily responsible for the day-to-day management of the Municipal Bond Series. Ms. More has been affiliated with RSMC and its affiliates since 1988. Since 1990, she has specialized in the management of municipal income portfolios.

         SCOTT EDMONDS, Assistant Vice President of RSMC is a member of the investment team primarily responsible for the day-to-day management of the Municipal Bond Series. Mr. Edmonds has been affiliated with RSMC and its affiliates since 1989 as an assistant portfolio manager and was promoted to a portfolio manager in 1991.

                               SERVICE PROVIDERS

     The chart below provides information on the primary service providers.

Asset                                                                            Shareholder
Management                                                                       Services

        INVESTMENT ADVISER                                                               TRANSFER AGENT
  Rodney Square Management Corp.                                                            PFPC Inc.
     1100 North Market Street                                                            760 Moore Road
       Wilmington, DE 19890                                                         King of Prussia, PA 19406

 Manages each Series' business and                                                Handles shareholder services,
      investment activities.                                                       including recordkeeping and
                                                                                     statements, payment of
                                                                                 distribution and processing of
                                                                                     buy and sell requests.

                                                   WT MUTUAL FUND

                                         WILMINGTON SHORT/INTERMEDIATE BOND
                                                      PORTFOLIO
                                              WILMINGTON BROAD MARKET
                                                   BOND PORTFOLIO
                                                WILMINGTON MUNICIPAL
                                                   BOND PORTFOLIO
                                            WILMINGTON SHORT-TERM INCOME
                                                     PORTFOLIO

Fund                                                                             Asset
Operations                                                                       Safe Keeping

           ADMINISTRATOR                                                                    CUSTODIAN

  Rodney Square Management Corp.                                                    Wilmington Trust Company
     1100 North Market Street                                                       1100 North Market Street
       Wilmington, DE 19890                                                           Wilmington, DE 19890

       SUB-ADMINISTRATOR AND
         ACCOUNTING AGENT

             PFPC Inc.
       301 Bellevue Parkway
       Wilmington, DE 19809

  Provides facilities, equipment and                                             Holds each Portfolio's assets,
personnel to carry out administrative                                             settles all portfolio trades
services related to each Portfolio and                                              and collects most of the
   calculates each Portfolio's NAV                                                 valuation data required for
          and distributions.                                                      calculating each Portfolio's
                                                                                         NAV per share.

                                                      Distribution

                                                       DISTRIBUTOR
                                          Professional Funds Distributor, LLC.
                                                     760 Moore Road
                                                King of Prussia, PA 19406
                                           Distributes the Portfolios' shares.

                             SHAREHOLDER INFORMATION

PRICING OF SHARES

         The Series value their assets based on current market values when such values are available. Prices for fixed income securities normally are supplied by a pricing service. Fixed income securities maturing within 60 days of the valuation date are valued at amortized cost. Any assets held by the Short/Intermediate Bond Series and the Broad Market Bond Series that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that PFPC determines the daily net asset value per share. Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees.

         PFPC Inc. determines the NAV per share of each Portfolio as of the close of regular trading on the New York Stock Exchange (the "Exchange") (currently 4:00 p.m., Eastern time) and the transfer agent are open for business (each, a "Business Day"). The NAV is calculated by adding the value of all securities and other assets in a Portfolio, deducting its liabilities and dividing the balance by the number of outstanding shares in that Portfolio. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent and, under no circumstances will any order be accepted for purchase, redemption or exchange after the NAV calculation.

         Shares will not be priced on those days the Portfolios are closed

PURCHASE OF SHARES

         Portfolio shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment in Institutional Shares of each Portfolio is $1,000. Additional investments in a Portfolio may be made in any amount. You may purchase shares as specified below.

         You may also purchase shares if you are a client of Wilmington Trust through your trust or corporate cash management accounts. If you are a client of an institution (such as a bank or broker-dealer) that has entered into a servicing agreement with the Portfolios' distributor ("Service Organization"), you may also purchase shares through such Service Organization. You should also be aware that you may be charged a fee by Wilmington Trust or the Service Organization in connection with your investment in the Portfolios. If you wish to purchase Portfolio shares through your account at Wilmington Trust or a Service Organization, you should contact that entity directly for information and instructions on purchasing shares.

         BY MAIL: You may purchase shares by sending a check drawn on a U.S. bank payable to Wilmington Fixed Income Portfolios, indicating the name and class of the Portfolio, along with a completed application (included at the end of this prospectus). If a subsequent investment is being made, the check should also indicate your Portfolio account number. When you make purchases by check, each Portfolio may withhold payment on redemptions until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

         Regular mail:                        Overnight mail:
         Wilmington Fixed Income Portfolios   Wilmington Fixed Income Portfolios
         c/o PFPC Inc.                        c/o PFPC Inc.
         P.O. Box 9828                        760 Moore Road
         Providence, RI 02940                 King of Prussia, PA 19406

         BY WIRE: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) 336-9970 for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.

         ADDITIONAL INFORMATION REGARDING PURCHASES: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any Business Day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following Business Day.

         Any purchase order may be rejected if a Portfolio determines that accepting the order would not be in the best interest of the Portfolio or its shareholders.

         It is the responsibility of Wilmington Trust or the Service Organization to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

         For information on other ways to purchase shares, including through an individual retirement account (IRA), an Automatic Investment Plan or a Payroll Investment Plan, please refer to our SAI.

REDEMPTION OF SHARES

         You may sell your shares on any Business Day, as described below. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. If held for more than 60 days, there is no fee when Portfolio shares are redeemed. If shares are redeemed within 60 days of purchase, a redemption fee of 1% of the redemption amount may be charged. (See "Redemption Fees" below.) It is the responsibility of Wilmington Trust or the Service Organization to transmit redemption orders and credit their customers' accounts with redemption proceeds on a timely basis. Redemption checks are mailed on the next Business Day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the transfer agent before 4:00 p.m. Eastern time) or the next Business Day (if received after 4:00 p.m. Eastern time, or on a non-Business Day), but never later than 7 days following such receipt. If you purchased your shares through an account at Wilmington Trust or a Service Organization, you should contact Wilmington Trust or the Service Organization for information relating to redemptions. The Portfolio's name and your account number should accompany any redemption requests.

         REDEMPTION FEES: Each Portfolio will impose a fee of 1.00% of the total redemption amount (calculated at market value) if you sell your shares within 60 days of your purchase of such shares. This fee will apply to redemptions processed for the purpose of receiving redemption proceeds or processing an exchange between the Wilmington Portfolios. This fee is paid directly to the respective Wilmington Portfolio and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. For purposes of determining whether this fee applies, the shares that you have held the longest will be redeemed or exchanged first. This fee may not apply in certain circumstances, such as redemptions or exchanges processed from Wilmington Trust corporate cash management or trust accounts and certain omnibus accounts (including 401(k) plans), and in the event of shareholder death or disability. See "Exchange of Shares" for additional information regarding the exchange of shares of a Wilmington Portfolio.

         MARKET TIMING: The Portfolios are not designed to accommodate market timing or repetitive trading. "Market timing" is defined as effecting frequent trades into or out of a Portfolio in an effort to anticipate or time price movements. A Portfolio may restrict or refuse purchase orders, whether directly or by exchange, by market timers or by those persons the Portfolio or the Distributor believe are engaging in similar trading activity. Market timing can adversely impact the ability of the investment adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of a Portfolio. There is no guaranty that the Portfolios or their agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence.

         BY MAIL: If you redeem your shares by mail, you should submit written instructions with a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. You must indicate the Portfolio name, your account number and your name. The written instructions and signature guarantee should be mailed to:

         Regular mail:                        Overnight mail:
         Wilmington Fixed Income Portfolios   Wilmington Fixed Income Portfolios
         c/o PFPC Inc.                        c/o PFPC Inc.
         P.O. Box 9828                        760 Moore Road
         Providence, RI 02940                 King of Prussia, PA 19406

         BY TELEPHONE: If you prefer to redeem your shares by telephone, you may elect to do so. However there are risks. The Portfolios have safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any losses.

         ADDITIONAL INFORMATION REGARDING REDEMPTIONS: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Portfolio account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Portfolio account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Portfolio account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a signature guarantee. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds the Portfolio shares.

         If shares to be redeemed represent a recent investment made by check, each Portfolio reserves the right to withhold the redemption proceeds available until it believes that the check has been collected (which could take up to 10 days).

         SMALL ACCOUNTS: If the value of your Portfolio account falls below $500, the Portfolio may ask you to increase your balance. If the account value is still below $500 after 60 days, the Portfolio may close your account and send you the proceeds. The Portfolio will not close your account if it falls below $500 solely as a result of a reduction in your account's market value.

         For additional information on other ways to redeem shares, please refer to our SAI.

EXCHANGE OF SHARES

         You may exchange all or a portion of your shares in a Portfolio for Investor Shares of the following funds ("Wilmington Portfolios"):

         Wilmington Short/Intermediate Bond Portfolio

         Wilmington Broad Market Bond Portfolio

         Wilmington Municipal Bond Portfolio

         Wilmington Short-Term Income Portfolio

         Wilmington Large Cap Core Portfolio

         Wilmington Small Cap Core Portfolio

         Wilmington International Multi-Manager Portfolio

         Wilmington Large Cap Value Portfolio

         Wilmington Real Estate Portfolio

         Wilmington Large Cap Strategic Allocation Fund

         Wilmington Mid Cap Strategic Allocation Fund

         Wilmington Small Cap Strategic Allocation Fund

         Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. See "Taxes" for a discussion of the tax effect on an exchange of shares.

         Exchange transactions will be subject to the minimum initial investment and other requirements of the Wilmington Portfolio into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder's account of less than $500.

         FEES ON EXCHANGES: If held for more than 60 days, there is no fee when Portfolio shares are redeemed to process an exchange for your account. If shares are redeemed within 60 days of purchase, a fee of 1.00% of the redemption amount necessary for the exchange may be charged. See "Redemption of Shares" for additional information regarding redemptions and this fee.

         To obtain prospectuses of the other Wilmington Portfolios, you may call
(800) 336-9970. To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in a trust account with Wilmington Trust or in an account with a Service Organization, contact Wilmington Trust or the Service Organization. The Wilmington Portfolios may terminate or modify the exchange offer described here and will give you 60 days' notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of the Wilmington Portfolio's shares to be acquired through such exchange may be legally made.

DISTRIBUTIONS

         Distributions from the net investment income of each Portfolio are declared daily as a dividend and paid monthly to you. Any net capital gain realized by a Portfolio will be distributed annually. The Short/Intermediate Bond Portfolio and the Broad Market Bond Portfolio will distribute net realized gains from foreign currency transactions, if any, after the end of the fiscal year in which the gain was realized by them.

         Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

         As long as a Portfolio meets the requirements for being a "regulated investment company," it pays no Federal income tax on the earnings and gains it distributes to shareholders. The Portfolios' distributions of net investment income and net short-term capital gains, if any, whether received in cash or reinvested in additional Portfolio shares, are generally taxable to you as ordinary income. Each Portfolio will notify you following the end of the calendar year of the amount of dividends paid that year.

         Dividend distributions by the Municipal Bond Portfolio of the excess of its interest income on tax-exempt securities over certain amounts disallowed as deductions ("exempt-interest dividends") may be treated by you as interest excludable from your gross income. The Municipal Bond Portfolio intends to distribute income that is exempt from Federal income tax, though it may invest a portion of its assets in securities that generate taxable income. Income exempt from Federal income tax may be subject to state and local income tax. Additionally, any capital gains distributed by the Portfolio may be taxable.

         It is a taxable event for you if you sell or exchange shares of any Portfolio, including the Municipal Bond Portfolio. Depending on the purchase price and the sale price of the shares you exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

         STATE AND LOCAL INCOME TAXES: You should consult your tax adviser concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

         This section is only a summary of some important income tax considerations that may affect your investment in a Portfolio. More information regarding those considerations appears in our SAI. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

                            DISTRIBUTION ARRANGEMENTS

         Professional Funds Distributor, LLC ("Distributor") manages the Portfolios' distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreements with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. Other than the Rule 12b-1 fees described below, the Portfolios do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

RULE 12b-1 FEES

         The Investor Shares of each Portfolio has adopted a distribution plan under Rule 12b-1 that allows a Portfolio to pay a fee to the Distributor for the sale and distribution of Investor Shares, and for services provided to shareholders of Investor Shares. Because these fees are paid out of a Portfolio's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum distribution fee that a Portfolio can charge is 0.25% of a Portfolio's average daily net assets.

MASTER/FEEDER STRUCTURE

         Other institutional investors, including other mutual funds, may invest in the Series. The master/feeder structure enables various institutional investors, including the Portfolios, to pool their assets, which may be expected to result in economies of scale by spreading certain fixed costs over a larger asset base and providing purchasing power. The Series holds the investment securities and bears the advisory fees. The Portfolios provide and bear the costs of distribution and shareholder services.. Each shareholder of a master fund, including the Portfolio, will pay its proportionate share of the master fund's expenses.

         For reasons relating to costs or a change in investment goal, among others, a Portfolio could switch to another master fund or decide to manage its assets itself. No Portfolio is currently contemplating such a move.

SHARE CLASSES

         The Portfolios issue Investor and Institutional Shares. Each class of shares bears a pro rata portion of a Portfolio's common expenses directly attributable to that class. Investor Shares pay a Rule 12b-1 distribution fee. Any investor may purchase Investor Shares. Institutional Shares are offered to retirement plans and other institutional investors.

                                    GLOSSARY

MATURITY:

The final date on which the payment of a debt instrument (e.g., fixed income securities such as bonds and notes) becomes due and payable. Short-term bonds generally have maturities of up to five years; intermediate-term bonds between five and fifteen years; and long-term bonds over fifteen years.

TOTAL RETURN:

Total return is a measure of the per-share change in the total value of a fund's portfolio, including any distributions paid to you. It is measured from the beginning to the end of a specific time period.

INDEX:

An index is a broad measure of the market performance of a specific group of securities in a particular market, or securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

YIELD:

Yield is a measure of the income (dividends and interest) earned by the securities in a fund's portfolio and paid to you over a specified time period. The annualized yield is expressed as a percentage of the offering price per share on a specified date.

FUND EXPENSES:

Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder distribution, administration and custody services.

FIXED INCOME SECURITIES:

Fixed income securities are generally bonds, which is a type of security that functions like a loan. Bonds are IOUs or debt issued by private companies, municipalities or government agencies. By comparison, when you buy a stock, you are buying a ownership in a company. With a bond, your "loan" is for a specific period, usually 2 to 30 years. You receive regular interest payments at the rate stated when you bought the bond. Hence the term "fixed-income" security.

DURATION:

Duration measures the sensitivity of fixed income securities held by a portfolio to a change in interest rates. The value of a security with a longer duration will normally fluctuate to a greater degree than will the value of a security with a shorter duration should interest rates change. For example, if interest rates were to move 1%, a bond with a 3-year duration would experience approximately a 3% change in principal value. An identical bond with a 5-year duration would experience approximately a 5% change in its principal value.

INVESTMENT GRADE SECURITIES:

Investment grade securities are securities that have been determined by a rating agency to have a medium to high probability of being paid, although there is always a risk of default. Investment grade securities are rated BBB, A, AA, or AAA by Standard & Poor's Corporation or Baa, A, Aa or Aaa by Moody's Investors Service, Inc.

MUNICIPAL SECURITIES:

Municipal securities are bonds issued by state and local governments to raise money for their activities.

CORPORATE BONDS VS. GOVERNMENT BONDS:

Bonds issued by corporations generally pay a higher interest rate than government bonds. That's because corporate bonds are somewhat riskier than government bonds and the interest payments on government bonds are exempt from some or all taxes. For example, if you live in Delaware and buy a bond issued by the state of Delaware or by any other government or municipal agency in Delaware, your interest on the bond is exempt from state and Federal income taxes. But if your bond is issued by any state other than the one in which you reside, the interest would only be exempt from Federal income tax and you would have to pay your state income tax. Interest payments on U.S. Treasury bonds are exempt from state and local taxes.

INVESTMENT ADVISER:

The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the mutual fund's investment program. The Board of Trustees supervises the investment adviser and establishes policies that the investment adviser must follow in its management activities.

THE NET ASSET VALUE OR "NAV":

NAV = Assets - Liabilities
      --------------------
      Outstanding Shares

NET INVESTMENT INCOME:

Net investment income consists of interest earned by a mutual fund on its investments less accrued expenses.

RULE 12b-1 FEES:

Rule 12b-1 fees, charged by some funds, are deducted from fund assets to pay for marketing and advertising expenses or, more commonly, to compensate sales professionals for selling fund shares.

                              FOR MORE INFORMATION

         FOR INVESTORS WHO WANT MORE INFORMATION ON THE PORTFOLIOS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

         ANNUAL/SEMI-ANNUAL REPORTS: These reports contain performance data and information on portfolio holdings, operating results, and a discussion of the market conditions and investment strategies that significantly affect the Portfolios' performance for the most recently completed fiscal year or half-year.

         STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides additional technical and legal descriptions of the Portfolios' policies, investment restrictions, risks, and business structure. The information in the SAI is incorporated into this prospectus by this reference.


         Copies of these documents and answers to questions about the Portfolios may be obtained without charge by contacting:

         WT Mutual Fund
         c/o PFPC Inc.
         760 Moore Road
         King of Prussia, PA 19406
         (800) 336-9970
         9:00 a.m. to 5:00 p.m. Eastern time


         Information about the Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or, by writing the Public Reference Room of the SEC, Washington, DC, 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Portfolios may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.

         FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL 1-(800)-336-9970

            The investment company registration number is 811-08648.

                       WILMINGTON LARGE CAP CORE PORTFOLIO
                      WILMINGTON LARGE CAP VALUE PORTFOLIO
                       WILMINGTON SMALL CAP CORE PORTFOLIO

                                OF WT MUTUAL FUND
                              INSTITUTIONAL SHARES

                      PROSPECTUS DATED _____________, 2004

         This prospectus gives vital information about these mutual funds, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

Please note that these Portfolios:

-     are not bank deposits

- are not obligations of, or guaranteed or endorsed by Wilmington Trust Company or any of its affiliates

-     are not federally insured

- are not obligations of, or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation ("FDIC"), the Federal Reserve Board or any other government agency

-     are not guaranteed to achieve their goal(s)

      Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

TABLE OF CONTENTS

                                        PORTFOLIO DESCRIPTIONS

A look at the goals, strategies,          Summary........................................................
risks, expenses and financial             Performance Information........................................
history of each Portfolio.                Fees and Expenses..............................................
                                          Example........................................................
                                          Investment Objectives..........................................
                                          Primary Investment Strategies..................................
                                          Underlying Series..............................................
                                          Additional Risk Information....................................
                                          Financial Highlights...........................................

Details about the service               MANAGEMENT OF THE PORTFOLIOS
providers.                                Investment Advisers............................................
                                          Portfolio Managers.............................................
                                          Service Providers..............................................

Policies and instructions for           SHAREHOLDER INFORMATION
opening, maintaining and                  Pricing of Shares..............................................
closing an account in any of              Purchase of Shares.............................................
the Portfolios.                           Redemption of Shares...........................................
                                          Exchange of Shares.............................................
                                          Distributions..................................................
                                          Taxes..........................................................

Details on the Portfolios'              DISTRIBUTION ARRANGEMENTS
structure                                 Portfolio Structure............................................
and share classes.                        Share Classes..................................................

                                        FOR MORE INFORMATION.............................................

For information about key terms and concepts, please refer to the "Glossary."

                       WILMINGTON LARGE CAP CORE PORTFOLIO
                      WILMINGTON LARGE CAP VALUE PORTFOLIO
                       WILMINGTON SMALL CAP CORE PORTFOLIO

                              INSTITUTIONAL SHARES

                             PORTFOLIO DESCRIPTIONS

SUMMARY

Investment Objective             The WILMINGTON LARGE CAP CORE PORTFOLIO, the
                                 WILMINGTON LARGE CAP VALUE PORTFOLIO AND the
                                 WILMINGTON SMALL CAP CORE PORTFOLIO each seek to achieve long-term capital appreciation.

Investment Focus                 -    Equity (or related) securities

Share Price Volatility           -    High

Principal                        -    The WILMINGTON LARGE CAP CORE PORTFOLIO
                                      and the WILMINGTON LARGE CAP VALUE
                                      Investment Strategy PORTFOLIO each operate as a "feeder fund" which means that the Portfolio does not buy individual securities directly. Instead, it invests in a "master fund," which in turn purchases investment securities. The
                                      Portfolios invest all of their assets in master funds which are separate series of WT Investment Trust I. Each Portfolio and its corresponding Series have the same investment objective, policies and limitations.

                                 -    The WILMINGTON SMALL CAP CORE PORTFOLIO
                                      does not buy individual securities
                                      directly. Instead, the Portfolio pursues its investment objective by investing in other mutual funds - currently the Small Cap Growth Series and the Small Cap Value Series of WT Investment Trust I (the "Underlying Series"). The Portfolio invests its assets in the Underlying Series in accordance with weightings determined by the investment adviser. Each of the Underlying Series invests directly in small capitalization equity securities in accordance with its investment policies and strategies.

                                 -    The WILMINGTON LARGE CAP CORE PORTFOLIO
                                      invests in the Large Cap Core Series,
                                      which invests at least 80% of its total
                                      assets, primarily in a diversified
                                      portfolio of U.S. equity (or related)
                                      securities of large cap corporations. The
                                      Series' investment adviser employs a
                                      combined growth and value investment
                                      approach and invests in the stocks of
                                      companies with the most attractive
                                      combination of long-term earnings, growth and valuation.

                                 - The WILMINGTON LARGE CAP VALUE PORTFOLIO invests all of its assets in the Large Cap Value Series, which under normal circumstances invests at least 80% of its total assets in a diversified portfolio of equity or equity related securities of large capitalization companies. The Series invests in companies with a market capitalization at the time of purchase between $___ and $_____ and whose securities are publicly traded on a U.S. securities market. The Series may also purchase equity securities issued by companies whose market capitalization falls within the capitalization range of the recognized large cap indices.

                                 -    The WILMINGTON SMALL CAP CORE PORTFOLIO
                                      ("Small Cap Core Portfolio") invests at
                                      least 80% of its assets in shares of the Underlying Series, which invest primarily in small capitalization equity securities. These Underlying Series are intended to give the Small Cap Core Portfolio broad exposure to small cap companies in the U.S. equity markets. Currently, the Portfolio invests in the shares of the Small Cap Growth Series and the Small Cap Value Series of WT Investment Trust I (the "Trust"); however, at any time, the Portfolio's investment adviser, Rodney Square Management Corporation ("RSMC"), may add or substitute Underlying Series in which the Portfolio may invest.

                                 - In deciding how to allocate the Small Cap Core Portfolio's assets between the Underlying Series, the investment adviser considers its outlook for the U.S. economy and financial markets, and the relative market valuations and volatility of the Underlying Series. The Small Cap Core Portfolio normally invests within a range of 40% to 60% of its assets in each of the Small Cap Growth Series and the Small Cap Value Series. The investment adviser reserves the right to adjust the percentages invested in the Underlying Series and to substitute, add or subtract to the Underlying Series.

Principal Risks              The Portfolios are subject to the risks
                             summarized below which are further described under "Additional Risk Information."

                             -    An investment in a Portfolio is not a
                                  deposit of Wilmington Trust Company or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency.

                             - It is possible to lose money by investing in a Portfolio. There is no guarantee that the stock market or the stocks that a Series buy will increase in value.

                             - A Portfolio's share price will fluctuate in response to changes in the market value of the Series' investments. Market value changes result from business developments affecting an issuer as well as general market and economic conditions.

                             - Investments in a foreign (i.e. non-U.S.) market are subject to foreign security risk and the risk of losses caused by changes in foreign currency exchange rates.

                             -    Growth-oriented investments may be more
                                  volatile than the rest of the U.S. stock market as a whole.

                             -    A value-oriented investment approach is
                                  subject to the risk that a security
                                  believed to be undervalued does not
                                  appreciate in value as anticipated.

                             - ALLOCATION RISK. In managing the Small Cap Core Portfolio, the investment adviser allocates assets among the Underlying Series. The Wilmington Small Cap Core Portfolio's investment performance depends, in part, upon how its assets are allocated and reallocated among these Underlying Series. A principal risk of investing in the Wilmington Small Cap Core Portfolio is that the investment adviser's allocation techniques and decisions and/or selection of Underlying Series will not produce the desired results, and therefore the Portfolio may not achieve its investment objective.

                            - UNDERLYING SERIES RISKS. The value of your investment in the Wilmington Small Cap Core Portfolio is directly related to the investment performance of the Underlying Series in which it invests. Therefore, the principal risks of investing in the Wilmington Small Cap Core Portfolio are closely related to the principal risks associated with the Underlying Series and their investments. Because the Small Cap Core Portfolio's allocation among two or more Underlying Series will vary, your investment may be subject to any and all of these risks at different times and to different degrees. Among the principal risks of the Underlying Series, which could adversely affect the net asset value and total return of the Wilmington Small Cap Core Portfolio, are:

                            -    Each Underlying Series may use equity
                                 derivatives to pursue its investment objective. The use of derivatives may expose a Series to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Underlying Series to experience higher losses than a fund that does not use derivatives.

                            - Small capitalization companies may be more vulnerable than large companies to adverse business or economic developments, and their securities may be less liquid and more volatile than securities of larger companies.

                            - The performance of a Series' will depend on whether the investment adviser is successful in pursuing the investment strategy..

                            Please see "Additional Risk Information" for a description of these and other risks associated with the Series and an investment in a Portfolio

Investor Profile            -    Investors who want the value of their
                                 investment to grow and who are willing to accept more volatility for the possibility of higher returns.

PERFORMANCE INFORMATION

                       WILMINGTON LARGE CAP CORE PORTFOLIO

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio by showing the Portfolio's performance from calendar year to calendar year and by showing how the Portfolio's average annual returns for one, five and since inception, before and after taxes, compare with those of the S&P 500 Index, a broad measure of market performance. Total return would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed. Of course, past performance, both before and after taxes, does not necessarily indicate how the Portfolio will perform in the future.

            ANNUAL TOTAL RETURNS FOR CALENDAR YEARS SINCE INCEPTION

                              [PERFORMANCE GRAPH]

PERFORMANCE YEARS                        RETURNS
1996                                      16.56%
1997                                      25.13%
1998                                      29.66%
1999                                      22.41%
2000                                     -11.47%
2001                                     -17.55%
2002                                     -27.95%
2003                                      25.85%

                                PERFORMANCE YEARS

       CALENDAR YEAR-TO-DATE TOTAL RETURN AS OF SEPTEMBER 30, 2004: _____%

   BEST QUARTER                           WORST QUARTER
      21.62%                                 -17.98%
(December 31, 1998)                    (September 30, 2002)

                     INSTITUTIONAL SHARES                                                      Since Inception
        AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003         1 Year      5 Years      (January 5, 1995)
        ----------------------------------------------------         ------      -------      -----------------
Large Cap Core Portfolio Return Before Taxes                         25.85%      (4.12)%             7.63%
Return After Taxes on Distributions(1)                               25.38%      (4.64)%             6.28%
Return After Taxes on Distributions and Sale of Shares(1)            16.79%      (3.64)%             6.17%
S&P 500 Index (reflects no deductions for fees, expenses or          28.68%      (0.57)%            12.00%
taxes)(2)

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2) The S&P 500 Index, a widely recognized, unmanaged index of common stock prices, is the Standard and Poor's Composite Index of 500 Stocks.

                      WILMINGTON LARGE CAP VALUE PORTFOLIO

The bar chart and performance table below illustrate the risks and volatility of an investment in the Portfolio by showing the Portfolio's performance from calendar year to calendar year and by showing how the Portfolio's average annual returns for one, five and ten years, before and after taxes, compare with those of the Russell 1000 Value Index, a broad measure of market performance. This performance information includes the performance of the Portfolio's predecessor, the Value Stock Fund, a collective investment fund. The Value Stock Fund's performance has been included for periods prior to June 29, 1998 and has been adjusted to reflect the annual deduction of fees and expenses applicable to shares of the Portfolio (i.e., adjusted to reflect expenses, absent investment advisory fee waivers). The Value Stock Fund was not registered as a mutual fund under the 1940 Act and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Code. If the Value Stock Fund had been registered under the 1940 Act, its performance may have been different. Total return would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed. Of course, past performance, both before and after taxes, does not necessarily indicate how the Portfolio will perform in the future.

              ANNUAL TOTAL RETURNS FOR THE PAST 10 CALENDAR YEARS

                              [PERFORMANCE GRAPH]

PERFORMANCE YEARS                       RETURNS
1994                                     -1.64%
1995                                     34.38%
1996                                     21.86%
1997                                     24.55%
1998                                     -2.75%
1999                                      3.02%
2000                                     19.15%
2001                                     -5.14%
2002                                    -28.06%
2003                                     25.79%

                               PERFORMANCE YEARS

       CALENDAR YEAR-TO-DATE TOTAL RETURN AS OF SEPTEMBER 30, 2004: _____%

  BEST QUARTER                        WORST QUARTER
     13.48%                              -19.02%
(June 30, 1997)                   (September 30, 2002)

                    INSTITUTIONAL SHARES                                           Since
    AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003          1 Year      June 29, 1998(1)   5 Years(1)   10 Years(1)
    ----------------------------------------------------          ------      ----------------   ----------   -----------
Large Cap Value Portfolio Return Before Taxes                     25.79%            0.06%           1.05%        7.47%
Return After Taxes on Distributions(3)                            25.38%           (0.54)%          0.53%        7.10%
Return After Taxes on Distributions and Sale of Shares(3)         16.76%           (0.28)%          0.62%        6.39%
Russell 1000 Value Index (reflects no deductions for fees,
   expenses or taxes)(4)                                          30.03%            3.81%           3.56%        2.46%

(1) For periods prior to June 29, 1998, the Portfolio's predecessor, the Value Stock Fund, operated as a collective investment fund. As a collective investment fund, the Value Stock Fund is treated differently than the Portfolio for federal income tax purposes. For example, a collective investment fund does not make distributions to its investors. As a result, after-tax returns for periods prior to June 29, 1998 are not presented.

(2) This performance information reflects the performance of the Portfolio and its predecessor, the Value Stock Fund, and does not reflect any taxes that you may pay as a result of any distributions or sale of shares of the Portfolio.

(3) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(4) The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to book ratios and lower forecasted growth values. The Russell 1000 measures the performance of the 1,000 largest companies in the Russell 3000 Index which represents approximately 8% of the investable U.S. equity markets.

                       WILMINGTON SMALL CAP CORE PORTFOLIO

      The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio by showing the Portfolio's performance from calendar year to calendar year and by showing how the Portfolio's average annual returns for one year and five years and since inception, before and after taxes, compare with those of the Russell 2000 Index, a broad measure of market performance. This performance information includes the performance of the Portfolio's predecessor, the Small Cap Stock Fund, a collective investment fund. The Small Cap Stock Fund's performance has been included for the periods prior to June 29, 1998 and has been adjusted to reflect the annual deduction of fees and expenses applicable to shares of the Portfolio (i.e. adjusted to reflect expenses, absent investment advisory fees waivers). The Small Cap Stock Fund was not registered as a mutual fund under the Investment Company Act of 1940, as amended, ("1940 Act") and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended. If the Small Cap Stock Fund had been registered under the 1940 Act, its performance may have been different. The performance shown in the bar chart and table below reflects the performance of the Portfolio's investment in the Small Cap Core Series, its master series under a master/feeder structure. Effective December 1, 2003, the Portfolio no longer utilizes a master/feeder structure but instead allocates its assets among one or more mutual funds. Total return would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed. Of course, past performance, both before and after taxes, does not necessarily indicate how the Portfolio will perform in the future.

            ANNUAL TOTAL RETURNS FOR CALENDAR YEARS SINCE INCEPTION

                              [PERFORMANCE GRAPH]

PERFORMANCE YEARS                RETURNS
1998                              -2.32%
1999                              21.86%
2000                               2.31%
2001                              -1.37%
2002                             -23.91%
2003                              32.59%

                                PERFORMANCE YEARS

       CALENDAR YEAR-TO-DATE TOTAL RETURN AS OF SEPTEMBER 30, 2004: _____%

  BEST QUARTER                                          WORST QUARTER
     22.89%                                                -22.01%
(March 31, 2000)                                     (September 30, 2001)

              INSTITUTIONAL SHARES                                              Since                     Since Inception
    AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003          1 Year     June 29, 1998    5 Years     April 1, 1997(1)
    ----------------------------------------------------          ------     -------------    -------     -------------
Small Cap Core Portfolio Return Before Taxes                      32.59%         2.83%         4.41%          7.64%(2)
Return After Taxes on Distributions(3)                            32.59%         2.30%         3.84%          7.19%
Return After Taxes on Distributions and Sale of
Shares(3)                                                         21.19%         2.25%         3.61%          6.53%
Russell 2000 Index (reflects no deductions for fees, expenses
or taxes)(4)                                                      47.25%         5.04%         7.13%          8.87%

(1) For periods prior to June 29, 1998, the Portfolio's predecessor, the Small Cap Stock Fund, operated as a collective investment fund. As a collective investment fund, the Small Cap Stock Fund was treated differently than the Portfolio for federal income tax purposes. For example, a collective investment fund does not make distributions to its investors. As a result, after-tax returns for periods prior to June 29, 1998 are not presented.

(2) This performance information reflects the performance of the Portfolio and its predecessor, the Small Cap Stock Fund, and does not reflect any taxes that you may pay as a result of any distributions or sale of shares of the Portfolio.

(3) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(4) The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Index is unmanaged and reflects the reinvestment of dividends.

FEES AND EXPENSES

         The table below describes the fees and expenses that you may pay if you buy and hold Institutional Shares of a Portfolio.

           SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                          Institutional Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)             None
Maximum deferred sales charge                                                                    None
Maximum sales charge imposed on reinvested dividends (and other distributions)                   None
Redemption fee(1)                                                                                1.00%
Exchange fee(1)                                                                                  1.00%

(1) Institutional Shares are subject to a 1.00% fee only if redeemed or exchanged within the first 60 days after purchase. See "Redemption of Shares" and "Exchange of Shares" for additional information.

 ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO
                                   ASSETS) (1)

                                                   Large Cap        Large Cap Value      Small Cap Core
                                                Core Portfolio         Portfolio           Portfolio
                                                --------------         ---------           ---------
Management fees                                      0.70%               0.55%               None(3)
Distribution (12b-1) fees                            None                None                None
Other expenses                                       0.43%               0.48%               0.20%(4)
Small Cap Series expenses(5)                          N/A                 N/A                1.01%
TOTAL ANNUAL OPERATING EXPENSES                      1.13(2)             1.03%               1.21%
Waivers/reimbursements                               0.33%
NET EXPENSES                                         0.80%

------------------------
(1) The table above and the Example below each reflect the aggregate annual operating expenses of each of the Large Cap Core Portfolio and Large Cap Value Portfolio, and the corresponding Series of the Trust in which the Portfolio invests, and in the case of the Small Cap Core Portfolio, reflect the aggregate annual operating expenses of the Small Cap Core Portfolio and its pro rata portion of the aggregate annual operating expenses of the Small Cap Series.

(2) For Institutional Shares of the Large Cap Core Portfolio, the investment adviser has contractually agreed to waive a portion of its advisory fee or reimburse expenses to the extent total annual operating expenses exceed 0.80%. This waiver will remain in place until November 1, 2005 unless the Board of Trustees approves its earlier termination.

(3) The investment adviser to the SMALL CAP CORE Portfolio is Rodney Square Management Corporation ("RSMC") and the investment advisers to the Small Cap Growth Series and the Small Cap Value Series are Roxbury Capital Management, LLC ("Roxbury") and Cramer Rosenthal McGlynn, LLC ("CRM"), respectively. RSMC is not paid an advisory fee for services provided to the Portfolio. Roxbury and CRM, as investment advisers to the Small Cap Series, will receive investment advisory fees of 1.00% and 0.75%, respectively.

(4) "Other expenses" have been restated to reflect current fees in connection with the change in the investment structure from a master/feeder structure to an investment structure that currently allocates the SMALL CAP CORE Portfolio's assets among one or more affiliated mutual funds as approved by shareholders on November 14, 2003.

(5) The Small Cap Core Portfolio does not pay any sales load, Rule 12b-1 distribution fees or shareholder service fees in connection with its investments in the Small Cap Series. However, the Small Cap Core Portfolio indirectly bears its pro rata share of the expenses incurred by the Small Cap Series after any fee waivers and expense reimbursement, if any. Examples of these expenses are set forth in the table below.

                                Management     Other         Total Annual
                                   fees       expenses     Operating Expenses
Small Cap Growth Series            1.00%        0.44%            1.44%
Small Cap Value Series             0.75%        0.12%            0.87%

EXAMPLE

         This example is intended to help you compare the cost of investing in Institutional Shares of each Portfolio with the cost of investing in other mutual funds. The table below shows what you would pay if you invested $10,000 over the various time periods indicated. The example assumes that:

            -     you reinvested all dividends and other distributions;

            -     the average annual return was 5%;

            - the Portfolio's total operating expenses (reflecting contractual waivers or reimbursements through November 1,
                  2005) are charged and remain the same over the time periods;
                  and

            - you redeemed all of your investment at the end of the time period.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

  INSTITUTIONAL SHAS                    1 Year         3 Years         5 Years        10 Years
  ------------------                    ------         -------         -------        --------
Large Cap Core Portfolio                 $ 82            $326           $590           $1,345
Large Cap Value Portfolio                $105            $328           $569           $1,259
Small Cap Core Portfolio                 $123            $384           $665           $1,466

      The above example is for comparison purposes only and is not a representation of a Portfolio's actual expenses and returns, either past or future.

INVESTMENT OBJECTIVES

The WILMINGTON LARGE CAP CORE PORTFOLIO, the WILMINGTON LARGE CAP VALUE PORTFOLIO and the WILMINGTON SMALL CAP CORE PORTFOLIO each seek long-term capital appreciation. The investment objective for the Large Cap Core Portfolio may be changed without shareholder approval. The investment objective for the Large Cap Value Portfolio and the Small Cap Core Portfolio may not be changed without shareholder approval. There is no guarantee that a Portfolio will achieve its investment objective.

PRIMARY INVESTMENT STRATEGIES

         The WILMINGTON LARGE CAP CORE PORTFOLIO invests all of its assets in the Large Cap Core Series, which, under normal market conditions, invests at least 80% of its assets in a diversified portfolio of the following equity or equity-related securities:

            - common or preferred stock of U.S. corporations that have strong growth and value characteristics with market capitalizations of at least $2 billion

            - options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of U.S. corporations described above

            - receipts or American Depositary Receipts ("ADRs"), which are typically issued by a U.S. bank or trust company as evidence of ownership of underlying securities issued by a foreign corporation

            - cash reserves and money market instruments (including securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements, certificates of deposit and bankers' acceptances issued by banks or savings and loan associations, and commercial paper)

         The Series' investment adviser, Rodney Square Management Corporation ("RSMC"), seeks securities that it believes possess strong growth and value characteristics based on the evaluation of the issuer's background, industry position, historical returns and the experience and qualifications of the management team. Dividend income is an incidental consideration compared to growth in capital during the securities selection process. RSMC may rotate the Series' holdings among various market sectors based on economic analysis of the overall business cycle.

         As a temporary defensive investment policy, the Large Cap Core Series may, without limit, invest its assets in money market instruments and other short-term debt instruments, rated investment grade or higher at the time of purchase, and may hold a portion of its assets in cash. The result of this action may be that the Series will be unable to achieve its investment objective.

         The WILMINGTON LARGE CAP VALUE PORTFOLIO invests all of its assets in the Large Cap Value Series, which, under normal conditions, invests at least 80% of its assets in a diversified portfolio of the following equity or equity related securities:

         - common and preferred stocks of companies that have a market capitalization, at the time of purchase, equal to those in the Russell 1000 Value index and whose securities are publicly traded on U.S. Securities markets

         - options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of large cap companies

         -        options on indices of the common stock of large cap companies

         - contracts for either the future delivery, or payment in respect of the future market value, of certain indices of the common stock of large cap companies

         -        and options upon such futures contracts

      The Series' investment adviser, Cramer Rosenthal McGlynn LLC ("CRM"), seeks securities it believes are undervalued in the marketplace relative to the issuer's underlying profitability. The market capitalization range of the Russell 1000 Value Index changes constantly; On September 30, 2004, the range was from $___ million to $____ billion.

      Equity securities of non-U.S. issuers, whose market capitalization falls within the capitalization range set forth above or that of recognized large cap indices, that are publicly traded on The Nasdaq Stock Market or a U.S. securities exchange, including the New York Stock Exchange and the American Stock Exchange, will be eligible for investment with respect to the Series' principal investment strategies.

         The Large Cap Value Series may, without limit, invest in commercial paper and other money market instruments rated in one of the two highest rating categories by a nationally recognized statistical rating organization in response to adverse market conditions as a temporary defensive position. The result of this action may be that the Large Cap Value Series and the Wilmington Large Cap Value Portfolio will be unable to achieve their investment objective.

         Through its investment in its corresponding Series, the Wilmington Large Cap Value Portfolio seeks to invest in stocks that are less expensive than comparable companies, as determined by price-to-earnings ratios, price-to-cash flow ratios, asset value per share or other measures. Value investing therefore may offer the potential for capital appreciation as a stock gains favor among other investors and its price rises.

         CRM relies on selecting individual stocks and does not try to predict when the stock market might rise or fall. In addition to seeking out stocks that are undervalued, it also seeks stocks neglected by financial analysts. CRM evaluates the degree of analyst recognition by monitoring the number of analysts who follow a company and recommend its purchase or sale to investors.

         CRM's investment process starts by identifying early changes in a company's operations, finances or management. CRM is attracted to companies that it believes will look different tomorrow - operationally, financially, managerially - when compared to yesterday. This type of dynamic change often creates confusion and misunderstandings and may lead to a drop in a company's stock price. Examples of change include mergers, acquisitions, divestitures, restructurings, a change of management, new market/product/means of production/distribution, regulatory change, etc. Once change is identified, CRM evaluates the company on several levels. It analyzes:

         -        Financial models based principally upon projected cash flows

         - The price of a company's stock in the context of what the market is willing to pay for stock of comparable companies and what a strategic buyer would pay for the whole company

         -        The extent of management's ownership interest in a company

         - A company's market position through corroboration of its observations and assumptions by meeting with management, customers and suppliers

         CRM also evaluates the degree of recognition of the business by investors through the monitoring of the number of sell side analysts who closely follow a company and the nature of the shareholder base. Before deciding to purchase a stock, CRM conducts an appropriate amount of business due diligence to corroborate its observations and assumptions.

         The identification of change comes from a variety of sources including the extensive use of its own proprietary database as well as a computer screening process, which is run using various criteria. In addition, CRM has an extensive network of relationships with clients, other investors, and intermediaries such as national and regional brokerage firms. The members of CRM's portfolio management team regularly meet companies and sponsor annually more than 200 company/management meetings in its New York office.

         By reviewing historical relationships and understanding the characteristics of a business, CRM establishes valuation parameters using relative ratios or target prices. In its overall assessment, CRM seeks stocks that it believes have a greater upside potential than downside risk over an 18 to 24 month holding period.

         An important function of the investment adviser is to set a price target at which the stock will be sold when there has been no fundamental change in the investment case. In setting a target price for a stock, CRM considers appreciation potential relative to risk over a two year period. CRM constantly monitors the companies held by the Large Cap Value Series to determine if there have been any fundamental changes in the factors that prompted the initial purchase of the stock. If significant changes for the better have not materialized, the stock will be sold. The initial investment case for stock purchase, which has been documented, is examined by CRM's portfolio management team. A final decision on selling the stock is made after all such factors are analyzed.

         The WILMINGTON SMALL CAP CORE PORTFOLIO invests at least 80% of its assets in equity securities of small cap companies primarily through investment in two or more affiliated mutual funds. Presently, the Portfolio invests its assets in the Small Cap Growth Series and Small Cap Value Series (together, the "Small Cap Series") of the WT Investment Trust I (the "Trust") in accordance with weightings determined by its investment adviser. Investment in the Small Cap Series is intended to give the Small Cap Core Portfolio broad exposure to small cap companies in the U.S. equity markets. Notwithstanding the Portfolio's current strategy for investing in the Small Cap Series, it may substitute, add or subtract, at any time, Series of the Trust in which the SMALL CAP CORE Portfolio invests.

         RSMC does not allocate the Portfolio's assets between the Small Cap Series according to a predetermined percentage. Instead, RSMC regularly determines the appropriate allocation, which currently ranges between 40% and 60%. When making these decisions, RSMC considers a variety of quantitative and qualitative data relating to the U.S. economy and financial markets. This data may include: projected growth trends in the U.S. economy; forecasts for interest rates and the relationship between short- and long-term interest rates (commonly referred to as the "yield curve"); current and projected trends in inflation; relative valuation levels; volatility in the equity market; the outlook and projected growth of various industrial sectors; information relating to business cycles; borrowing trends and the cost of capital; political trends; information relating to trade balances; and labor or employment information. RSMC may also consider proprietary research provided by the investment advisers of the Small Cap Series.

         RSMC reserves the right to adjust the percentages invested in the Small Cap Series and reallocate its assets between the Small Cap Series at any time. However, tactical shifts in the allocation and the reallocation of assets between the Small Cap Series based on RSMC's analyses of the foregoing data are not expected to be large or frequent. RSMC's ability to allocate and reallocate assets among Small Cap Series, which employ alternatively growth-oriented and value-oriented stock selection techniques, allows it to take advantage of the experience of the Small Cap Series' investment advisers.

         PRINCIPAL INVESTMENT STRATEGIES OF THE SMALL CAP SERIES. Below is a discussion on the principal investment strategies of each of the Small Cap Series into which the Portfolio currently invests its assets.

         Small Cap Growth Series. The Small Cap Growth Series, under normal market conditions, invests at least 80% of its assets in the following equity or equity-related securities:

         - common stocks of U.S. corporations that have strong growth characteristics or are undervalued in the marketplace relative to underlying profitability and have a market capitalization which, at the time of purchase, is equal to or less than the capitalization of the largest stock in the S&P Small Cap 600 Index ("small cap companies")

         - options on, or securities convertible (such as convertible preferred stock, convertible bonds, warrants and debentures) into, the common stock of small cap companies

         -        options on indices of the common stock of small cap companies

         - contracts for either the future delivery, or payment in respect of the future market value, of certain indices of the common stock of small cap companies, and options upon such futures contracts

         As of September 30, 2004, the market capitalization of the companies that make up the S&P Small Cap 600 Index was between $___ million and $___ billion. Due to market price adjustments or other events after the time of purchase, it is possible that an investment's market capitalization may drift above or below this range. Nevertheless, companies whose capitalization no longer meets this definition after purchase continue to be considered small cap companies for purposes of the 80% policy. The Series is not limited to small cap companies and under normal market conditions may invest up to 20% of its assets in stocks of companies with other capitalizations.

         The Series may also invest in certain option and financial futures contracts ("derivatives") and foreign securities, including American Depositary Receipts. Roxbury Capital Management, LLC ("Roxbury"), the Small Cap Growth Series' investment adviser, uses a bottom up approach to identify new investment opportunities and to evaluate existing investments on an ongoing basis to determine continued suitability. Roxbury selects stocks it believes exhibit consistent, above average growth prospects. Through research and its understanding of business fundamentals, Roxbury seeks to identify companies with sound economic business models, reputable managements, strong competitive positions, and the ability to grow their businesses in a variety of economic environments. Additionally, all investments undergo a valuation analysis to estimate their risk/reward characteristics.

         At the time of purchase, individual stock holdings may represent up to 5% of the Series' value. Due to market price fluctuations, individual stock holdings may exceed 5% of the value of the total portfolio. The Series may over or underweight certain industries and sectors based on Roxbury's opinion of the relative attractiveness of companies within those industries and sectors. The Series may not invest in more than 10% of the outstanding shares of a company.

         The frequency of portfolio transactions and the Series' turnover rate will vary from year to year depending on the market. A higher turnover rate increases transaction costs (i.e., brokerage commissions) and adverse tax consequences for Series' shareholders. With frequent trading activity, a greater proportion of any dividends paid out by the Series will be characterized as ordinary income, which is taxed at higher rates than long-term capital gains. Such factors may have the effect of lowering overall fund performance. Under normal market conditions, the Series' turnover rate is expected to be less than 200%.

         In order to respond to adverse market, economic, political or other conditions, the Series may assume a temporary defensive position and invest without limit in commercial paper and other money market instruments that are rated investment grade by a nationally recognized statistical rating organization, or determined by Roxbury to be of comparable quality. The result of this action may be that the Series and the Portfolio will be unable to achieve its investment objective. The Series also may use other strategies and engage in other investment practices.

         Small Cap Value Series. The Small Cap Value Series invests, under normal market conditions, at least 80% of its total assets in a diversified portfolio of the following equity or equity-related securities:

         - common and preferred stocks of U.S. corporations that have market capitalizations, at the time of purchase, equal to those in the Russell 2000 Value Index and are publicly traded on a U.S. securities market.

         - securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of small cap companies

         -        warrants

         The Series is a diversified portfolio of U.S. equity or equity-related securities of small cap companies that are judged by CRM, the investment adviser of the Series, to be undervalued in the marketplace relative to underlying profitability. The market capitalization range of the Russell 2000 Value Index changes constantly; as of September 30, 2004, the range was from $__ million to $__ billion.

         CRM uses a value investing strategy and process for the Small Cap Value Series substantially similar to that which it employs for the Large Cap Value Series as described in detail earlier in this prospectus.

         The frequency of portfolio transactions and the Series' turnover rate will vary from year to year depending on the market. A higher turnover rate increases transaction costs (i.e., brokerage commissions) and adverse tax consequences for Series' shareholders. With frequent trading activity, a greater proportion of any dividends paid out by the Series will be characterized as ordinary income, which is taxed at higher rates than long-term capital gains. Such factors may have the effect of lowering overall Series' performance. Under normal market conditions, the Series' turnover rate is expected to be less than 100%.

         The Series may, without limit, invest in commercial paper and other money market instruments rated in one of the two highest rating categories by a nationally recognized statistical rating organization, in response to adverse market conditions, as a temporary defensive position. The result of this action may be that the Series will be unable to achieve its investment objective. The Series also may use other strategies and engage in other investment practices.

         Each of the Large Cap Core, Large Cap Value and Small Cap Series also may use other strategies and engage in other investment practices, which are more fully described in our Statement of Additional Information ("SAI").

ADDITIONAL RISK INFORMATION

      The following is a list of certain risks that may apply to your investment in a Portfolio. Further information about investment risks is available in our
SAI:

      - MARKET RISK: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

      - UNDERLYING SERIES RISKS. Because each Portfolio invests all of its assets in one or more Series, the risks associated with investing in a Portfolio are closely related to the risks associated with the securities and other investments held by the Series in which a Portfolio invests. The ability of a Portfolio to achieve its investment objective will depend upon the ability of its underlying Series to achieve such Series' objectives. There can be no assurance that the investment objective of any Series will be achieved. A Portfolio's net asset value will fluctuate in response to changes in the net asset values of the underlying Series in which it invests.

            With respect to the Small Cap Core Portfolio, the extent to which the investment performance and risks associated with the Portfolio correlate to those of a particular Series will depend upon the extent to which a Portfolio's assets are invested in an underlying Series. To the extent the Portfolio invests a significant portion of its assets in an underlying Series, it will be particularly sensitive to the risks associated with that underlying Series.

            The following principal risks are associated with investments in the Series and, indirectly, with your investment in a Portfolio. Each Series may be subject to additional principal risks other than those described below because the types of investments made by a Series can change over time. The summary is not intended to be exhaustive. For a additional technical and legal descriptions of these risks and the securities and investment techniques used by the Series, please refer to our SAI.

      - MASTER/FEEDER RISK: While the master/feeder structure is designed to add flexibility and reduce costs, it may not do so, and the Wilmington Large Cap Value and Wilmington Large Cap Core Portfolios might encounter operational or other complications. For example, large- scale redemptions by other feeders, if any, of their shares in a master fund could have adverse effects on your feeder fund, such as requiring the liquidation of a substantial portion of a master fund's holdings at a time when it may be disadvantageous to do so. Also, other feeders of a master fund may have a greater ownership interest in the master fund than your feeder fund has, and, therefore, could have effective voting control over the operation of a master fund.

      - ALLOCATION RISK: The Small Cap Core Portfolio's investment performance depends, in part, upon how its assets are allocated and reallocated between the Small Cap Series. A principal risk of investing in the Portfolio is that RSMC, its investment adviser, will make less than optimal or poor asset allocation decisions and that RSMC will make less than optimal decisions in selecting other Series in which it invests the Portfolio's assets. RSMC attempts to identify asset classes and sub-classes represented by the underlying Series that will provide consistent performance for the Portfolio, but there is no guarantee that RSMC's allocation or selection techniques will produce the desired results. It is possible that RSMC will focus on Series that perform poorly or under perform other available Series under various market conditions.

      - DERIVATIVES RISK: Some of a Series' investments may be referred to as "derivatives" because their value depends on, or is derived from, the value of an underlying asset, reference rate or index. These investments include options, futures contracts and similar investments that may be used in hedging and related income strategies. The market value of derivative instruments and securities is sometimes more volatile than that of other investments, and each type of derivative may pose its own special risks. As a fundamental policy, no more than 15% of a Series' total assets may be committed or exposed to derivative strategies.

      - FOREIGN SECURITY RISK. The risk of losses due to political, regulatory, economic, social or other uncontrollable forces in a foreign country not normally associated with investing in the U.S. markets.

      - GROWTH INVESTING RISK: The risk that an investment in a growth-oriented portfolio, which invests in growth-oriented companies, will be more volatile than the rest of the U.S. market as a whole.

      - VALUE INVESTING RISK: The risk that investments in companies whose securities are believed to be undervalued, relative to their underlying profitability, do not appreciate in value as anticipated.

      - SMALL CAP RISK: Small cap companies may be more vulnerable than larger companies to adverse business or economic developments. Small cap companies may also have limited product lines, markets or financial resources, may be dependent on relatively small or inexperienced management groups and may operate in industries characterized by rapid technological obsolescence. Securities of such companies may be less liquid and more volatile than securities of larger companies and therefore may involve greater risk than investing in larger companies.

      - LIQUIDITY RISK: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

      - OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

      - VALUATION RISK: The risk that a Series has valued certain of its securities at a higher price than they can be sold.

FINANCIAL HIGHLIGHTS

      The financial highlights tables are intended to help you understand each Portfolio's financial performance for the past 5 years or since its inception, if shorter. Certain information reflects financial results for a single Institutional Share of a Portfolio. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Portfolio assuming reinvestment of all dividends and other distributions. Financial highlights have been audited by ________________, whose report, along with each Portfolio's financial statements, is included in the Institutional Shares' Annual Report, which is available without charge upon request.

                                                                                  For the Fiscal Years Ended,
                                                                                2003         2002          2001          2000
                                                                 ----           ----         ----          ----          ----
LARGE CAP CORE PORTFOLIO  -
    INSTITUTIONAL SHARES

NET ASSET VALUE - BEGINNING OF YEAR ......................                  $     13.68   $     18.17   $     24.03   $     22.50
                                                              -----------   -----------   -----------   -----------   -----------
INVESTMENT OPERATIONS:
    Net investment income ................................                         0.15          0.11          0.08          0.10
    Net realized and unrealized gain (loss)
        on investments ...................................                        (0.55)        (4.15)        (5.15)         1.83
                                                              -----------   -----------   -----------   -----------   -----------
        Total from investment operations .................                        (0.40)        (4.04)        (5.07)         1.93
                                                              -----------   -----------   -----------   -----------   -----------
DISTRIBUTIONS:
    From net investment income ...........................                        (0.11)        (0.08)        (0.04)        (0.12)
    From net realized gain ...............................                        (0.03)        (0.37)        (0.75)        (0.28)
                                                                            -----------   -----------   -----------   -----------
        Total distributions ..............................                        (0.14)        (0.45)        (0.79)        (0.40)
                                                              -----------   -----------   -----------   -----------   -----------
NET ASSET VALUE - END OF YEAR ............................                  $     13.14   $     13.68   $     18.17   $     24.03
                                                              ===========   ===========   ===========   ===========   ===========
TOTAL RETURN .............................................                        (2.86)%      (22.66)%      (21.50)%        8.57%
RATIOS (TO AVERAGE NET ASSETS)/
    SUPPLEMENTAL DATA:(1)
    Expenses:
        Including expense limitations ....................                         0.80%         0.80%         0.80%         0.80%
        Excluding expense limitations ....................                         1.05%         1.00%         0.98%         0.94%
    Net investment income ................................                         1.04%         0.64%         0.39%         0.40%
Portfolio turnover rate ..................................                           50%           68%           72%           12%
Net assets at end of year (000 omitted) ..................                  $    61,380   $    80,831   $   108,061   $   127,812

--------------------
(1) The expense and net investment income ratios include expenses allocated from the WT Investment Trust I - Large Cap Core Series (the "Series") and the portfolio turnover reflects the investment activity of the Series.

                                                                                  For the Fiscal Years Ended,
                                                                                         Ended June 30,
                                                                                2003         2002          2001         2000(2+)
                                                                 ----           ----         ----          ----         -------
LARGE CAP VALUE PORTFOLIO  -
    INSTITUTIONAL SHARES

NET ASSET VALUE - BEGINNING OF YEAR ......................                  $      8.20   $     11.13   $     10.25   $      9.82
                                                              -----------   -----------   -----------   -----------   -----------
INVESTMENT OPERATIONS:
    Net investment income ................................                         0.08          0.07          0.09          0.13
    Net realized and unrealized gain (loss)
        on investments ...................................                        (0.01)        (2.68)         0.86          0.50
                                                              -----------   -----------   -----------   -----------   -----------
        Total from investment operations .................                        (0.07)        (2.61)         0.95          0.63
                                                              -----------   -----------   -----------   -----------   -----------
DISTRIBUTIONS:
    From net investment income ...........................                        (0.07)        (0.09)        (0.07)        (0.20)
    From net realized gain ...............................                        (0.01)        (0.23)           --            --
                                                              -----------   -----------   -----------   -----------   -----------
        Total distributions ..............................                        (0.08)        (0.32)        (0.07)        (0.20)
                                                              -----------   -----------   -----------   -----------   -----------
NET ASSET VALUE - END OF YEAR ............................                  $      8.19   $      8.20   $     11.13   $     10.25
                                                              ===========   ===========   ===========   ===========   ===========
TOTAL RETURN .............................................                         0.92%       (24.02)%        9.33%         6.61%

RATIOS (TO AVERAGE NET ASSETS)/
    SUPPLEMENTAL DATA:(1)
    Expenses:
        Including expense limitations ....................                         1.06%         0.92%         0.77%         0.75%
        Excluding expense limitations ....................                         1.13%         0.93%         0.91%         0.97%
    Net investment income (loss) .........................                         0.93%         0.66%         0.96%         1.06%
Portfolio turnover rate ..................................                           87%          100%          109%          136%
Net assets at end of period (000 omitted) ................                  $    47,301   $    52,064   $    82,312   $    64,272

--------------------
(1) Effective November 1, 1999, the expense and net investment income ratios include expenses allocated from the WT Investment Trust I - Large Cap Value Series (the "Series") and the portfolio turnover reflects the investment activity of the Series.

(2) Effective November 1, 1999, Cramer Rosenthal McGlynn, LLC, assumed the responsibility of Adviser to the Large Cap Value Series.

+ Effective November 1, 1999, the Rodney Square Large Cap Value Portfolio ("Rodney Square Portfolio") was merged into the Wilmington Large Cap Value Portfolio. The financial highlights for periods prior to November 1, 1999 reflect the performance history of the Rodney Square Portfolio.

                                                                                  For the Fiscal Years Ended,
                                                                                         Ended June 30,
                                                                              2003           2002           2001        2000+
                                                                 ----         ----           ----           ----       -------

SMALL CAP CORE PORTFOLIO  -
        INSTITUTIONAL SHARES

NET ASSET VALUE - BEGINNING OF YEAR ......................                  $   9.15      $    10.63      $   12.97   $    9.51
                                                              -----------   --------      ----------      ---------   ---------

INVESTMENT OPERATIONS:
        Net investment income (loss) .....................                     (0.02)(3)         --(2,3)       0.16          --(2)
        Net realized and unrealized gain (loss)
        on investments ...................................                     (0.54)         (1.47)          (1.14)       3.50
                                                              -----------   --------      ---------       ---------   ---------
        Total from investment operations .................                     (0.56)         (1.47)          (0.98)       3.50
                                                              -----------   --------      ---------       ---------   ---------

DISTRIBUTIONS:
        From net investment income .......................                        --          (0.01)          (0.01)      (0.02)
        From net realized gain ...........................                        --             --           (1.21)      (0.02)
        In excess of net realized gain ...................             --         --             --           (0.14)         --
                                                              -----------   --------      ---------       ---------   ---------
        Total distributions
                                                              -----------   --------      ---------       ---------   ---------
NET ASSET VALUE - END OF YEAR ............................                  $   8.59      $    9.15       $   10.63   $   12.97
                                                              ===========   ========      =========       =========   =========
TOTAL RETURN .............................................                     (6.12)%       (13.84)%         (6.88)%     36.93%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:(1,4)
        Expenses:
        Including expense limitations ....................                      1.00%          0.89%           0.83%       0.80%
        Excluding expense limitations ....................                      1.01%          0.89%           0.90%       0.91%
        Net investment income (loss) .....................                     (0.21)%        (0.03)%          0.15%       0.02%
Portfolio turnover rate ..................................                        62%            44%             53%         47%
Net assets at end of period (000 omitted) ................                  $ 73,700      $ 106,915       $ 136,236   $ 103,456

----------
(1) Effective November 1, 1999, the expense and net investment income ratios include expenses allocated from the WT Investment Trust I - Small Cap Core Series (the "Series") and the portfolio turnover reflects the investment activity of the Series.

(2) Less than $0.01 per share.

(3) The net investment loss per share was calculated using the average shares outstanding method.

(4) Effective December 1, 2003, the expense and the net investment income ratios include expenses allocated from the WT Investment Trust - Small Cap Growth Series and WT Investment Trust I - Small Cap Value Series and the Portfolio turnover reflects the investment activity of each Series.

+ Effective November 1, 1999, the Rodney Square Small Cap Equity Portfolio ("Rodney Square Portfolio") was merged into the Wilmington Small Cap Core Portfolio. The financial highlights for periods prior to November 1, 1999 reflect the performance history of the Rodney Square Portfolio.

                          MANAGEMENT OF THE PORTFOLIOS

      The Board of Trustees for each Portfolio supervises the management, activities and affairs of the Portfolios and has approved contracts with various organizations to provide, among other services, the day-today management required by a Portfolio and its shareholders.

INVESTMENT ADVISER

      Rodney Square Management Corporation ("RSMC"), 1100 North Market Street, Wilmington, Delaware 19890, serves as investment adviser to the Large Cap Core Series and the Wilmington Small Cap Core Portfolio. RSMC is a wholly owned subsidiary of Wilmington Trust Corporation, which is a publicly held financial services holding company. As the Series and WSCC Portfolio's investment adviser, RSMC has overall responsibility for directing the Series and the Small Cap Core Portfolio's investments. In the past, RSMC has provided asset management services to other mutual funds, individuals, personal trusts, municipalities, corporations and other organizations. Presently, RSMC provides services exclusively to investment companies sponsored by it or its affiliates. As of September 30, 2004, RSMC had $______ billion assets under management.

      For the twelve months ended June 30, 2004, RSMC received the advisory fees (after fee waivers) of 0.62% for the Large Cap Core Series as a percentage of the Series' average daily net assets. RSMC received no remuneration for its advisory services provided to the WSCC Portfolio. The WSCC Portfolio, however, incurs indirectly a proportionate share of the advisory fees paid to RSMC's affiliates, CRM and Roxbury, for advisory services provided to the Small Cap Series in which the Portfolio invests.

      Cramer Rosenthal McGlynn LLC ("CRM"), 520 Madison Avenue, New York, New York 10022, serves as the investment adviser to the Large Cap Value Series and Small Cap Value Series. As the Series' investment adviser, CRM has the overall responsibility for directing the Series' investments. CRM and its predecessors have managed equity investments for mutual funds, corporate pension funds, educational, community, religious and private endowments and foundations as well as for individuals in a value oriented style across broad range of market capitalizations, and has been in business for more than thirty years. As of September 30, 2004, CRM had over $____ billion of assets under management.

      For the twelve months ended June 30, 2004, CRM received advisory fees of 0.55% for the Large Cap Value Series, as a percentage of the Series' average daily net assets.

      Roxbury Capital Management, LLC ("Roxbury"), 100 Wilshire Boulevard, Suite 1000, Santa Monica, California 90401, serves as the investment adviser for the Small Cap Growth Series. As the Series' investment adviser, Roxbury has the overall responsibility for directing the Series' investments. Roxbury has provided investment advisory services in a growth style to individuals, mutual funds [. . . ]. As of September 30, 2003, Roxbury had assets under management of approximately $3.1 billion.

      For the twelve months ended June 30, 2004, Roxbury received fees of 1.0% for the Small Cap Growth Series, as a percentage or the Series' average daily net assets.

PORTFOLIO MANAGERS

      The day-to-day management of the Large Cap Core Series is the responsibility of RSMC's Core Team. The Core Team meets daily to make investment decisions for each of these Series.

      The day-to-day management of the Large Cap Value Series is shared by a team of individuals employed by CRM. Ronald H. McGlynn and Jay B. Abramson are responsible for the overall management of the Series. In addition, David A. Tillson is the leader of the team responsible for the day-to-day management of the Large Cap Value Series. Each portfolio manager's business experience and educational background is as follows:

      RONALD H. McGLYNN is a Co-founder, Chief Executive Officer and President of CRM and has over 34 years of investment experience. Prior to co-founding CRM in 1973, Mr. McGlynn was a Portfolio Manager at Oppenheimer & Co. He received a B.A. from Williams College and an M.B.A. from Columbia University.

      JAY B. ABRAMSON, CPA, Executive Vice President of CRM. Mr. Abramson joined CRM in 1985 and is responsible for investment research and portfolio management. Mr. Abramson received a B.S.E. and J.D. from the University of Pennsylvania Wharton School and Law School, respectively, and is a Certified Public Accountant.

      DAVID A. TILLSON, CFA is a Senior Vice President at CRM. He joined CRM in October 2002 and is responsible for portfolio management. Prior to joining CRM, he was a Managing Director at U.S. Trust Company from 1993 to 2002. David received his B.A. from Brown University and his M.B.A. from New York University. He is a member of the New York Society of Security and Analysts and the Association for Investment Management and Research.

PORTFOLIO MANAGER

      The management of the Fund is the responsibility of a group of RSMC investment professionals, which makes its investment decisions based, in part, upon asset allocation strategy models prepared by the Investment Strategy Team. The Investment Strategy Team is comprised of investment professionals at RSMC and its affiliates that meets regularly to formulate the asset allocation strategy models based upon various factors, including current market and economic conditions, for use by RSMC and its affiliates in their investment management activities

INVESTMENT ADVISER - SMALL CAP GROWTH SERIES

      Roxbury Capital Management, LLC ("Roxbury"), 100 Wilshire Boulevard, Suite 1000, Santa Monica, California 90401, serves as the investment adviser for the Series. Roxbury is engaged in a variety of investment advisory activities including the management of separate accounts and, as of September 30, 2003, had assets under management of approximately $3.1 billion.

      For the twelve months ended June 30, 2004, Roxbury received an advisory fee of ____% of the average daily net assets of the Series.

      The day-to-day portfolio management of the Series is the responsibility of Roxbury's investment committee. The investment committee meets regularly to make investment decisions for the Series and relies on Roxbury's research team. The business experience of individuals at

Roxbury primarily responsible for researching and recommending investment opportunities for the Series is as follows:

      STEVE MARSHMAN, CFA joined Roxbury in July 2002 and has eleven years of investment management experience. Mr. Marshman is a member of Roxbury's Small Cap Growth Investment Team. From 1995 to 2002, Mr. Marshman was with Columbia Funds Management Company ("Columbia") where he was a Portfolio Manager for the Small/Mid-Cap Investment Team as well as an Equity Analyst focusing on Small-Mid Cap securities. His responsibilities at Columbia also included Portfolio Management for Columbia's Technology Fund. Prior to joining Columbia, Mr. Marshman was a fighter pilot in the US Air Force.

      ROBERT MARVIN, CFA, CPA joined Roxbury in July 2002 and has ten years of investment management experience. Mr. Marvin is a member of Roxbury's Small Cap Growth Investment Team. From 1998 to 2002, Mr. Marvin was with Columbia where he was a Portfolio Manager in the Small/Mid-Cap Investment Team as well as an Equity Analyst focusing on Small-Mid Cap securities. Prior to joining Columbia, he was Vice President and Consumer Analyst for The Seidler Companies, a Los Angeles based boutique research and brokerage firm. Mr. Marvin began his career at Deloitte & Touche where he earned his CPA and became a Senior Consultant.

      BRIAN SMOLUCH, CFA joined Roxbury in July 2002 and has seven years of investment management experience. Mr. Smoluch is a member of Roxbury's Small Cap Growth Investment Team. From 1996 to 2002, Mr. Smoluch was with Columbia where he was a Portfolio Manager in the Small/Mid-Cap Investment Team as well as an Equity Analyst focusing on Small-Mid Cap securities.

INVESTMENT ADVISER - SMALL CAP VALUE SERIES

      Cramer Rosenthal McGlynn, LLC ("CRM"), 520 Madison Avenue, New York, New York 10022, serves as the investment adviser to the Small Cap Value Series. Subject to the control of the Board of Trustees, CRM makes investment decisions for the Series. CRM and its predecessors have managed investments in small, medium and large capitalization companies for more than thirty years. As of September 30, 2003, CRM had over $4 billion of assets under management.

      For the twelve months ended June 30, 2003, CRM received investment advisory fees of 0.75% of the average daily net assets of the Series.

      The day-to-day management of the Series is shared by a team of individuals employed by CRM. Ronald H. McGlynn and Jay B. Abramson are responsible for the overall management. In addition, James P. Stoeffel and Terry Lally are leaders of the team responsible for the management of the Series. Carl Brown, Michael Caputo, Kevin M. Chin, Todd Denker, Brendan Hartman and Adam L. Star assist the team leaders in the day-to-day management of the Series. Each portfolio manager's business experience and educational background is as follows:

      RONALD H. McGLYNN is a Co-founder, Chief Executive Officer and President of CRM and has over 34 years of investment experience. Prior to co-founding CRM in 1973, Mr. McGlynn was a Portfolio Manager at Oppenheimer & Co. He received a B.A. from Williams College and an M.B.A. from Columbia University.

      JAY B. ABRAMSON, CPA is an Executive Vice President of CRM. Mr. Abramson joined CRM in 1985 and is responsible for investment research and portfolio management. Mr. Abramson received a B.S.E. and J.D. from the University of Pennsylvania Wharton School and Law School, respectively, and is a Certified Public Accountant.

      JAMES P. STOEFFEL, CPA joined CRM as a Vice President in March 2001 and is responsible for portfolio management and investment research. Prior to joining CRM, Mr.

Stoeffel was the Director of Research at Palisade Capital Management from March 1999 to March 2001. Prior to that, he was Vice President in the Emerging Growth Stocks Research Group at Salomon Smith Barney from March 1993 to March 1999. He served as a Senior Financial Analyst/Assistant Treasurer with Ticor Title Insurance Co., and as an auditor. Mr. Stoeffel earned a B.A. from Washington & Lee University and an M.B.A. from New York University's Stern School of Business and is a Certified Public Accountant.

      KEVIN M. CHIN is a Vice President of CRM. Mr. Chin joined the firm in 1989 and is responsible for investment research. Prior to joining CRM, Mr. Chin was a Financial Analyst for the Mergers and Acquisitions Department of Morgan Stanley and a Risk Arbitrageur with The First Boston Corporation. He received a B.S. from Columbia University School of Engineering & Applied Science.

      ADAM L. STARR is a Vice President of CRM. Mr. Starr joined CRM in 1999 and is responsible for portfolio management and research. Prior to joining CRM, he was a Partner and Portfolio Manager at Weiss, Peck & Greer, LLC from 1992 to 1999. Previously, he was an Analyst and Portfolio Manager at Charter Oak Partners from 1990 to 1992 and First Manhattan Company. Mr. Starr earned a B.A. from Clark University and an M.B.A. from Columbia University.

      CARL D. BROWN joined CRM in April 1999 and is a Research Analyst. Prior to joining CRM, Mr. Brown was a Tax Consultant and CPA at KPMG Peat Marwick from 1994 to April 1999. He earned a B.A. from the University of Pennsylvania in 1994 and an M.B.A. from New York University's Stern School of Business in 1996.

      TODD R. DENKER, CFA joined CRM as a Research Analyst in January 2001. Prior to joining the firm, Mr. Denker was an Equity Research Analyst at CIBC World Markets from 1997 to January 2001. He received a B.S. from the State University of New York at Albany in 1993, an M.B.A. from New York University's Stern School of Business in 1998, and is a Chartered Financial Analyst.

      BRENDAN J. HARTMAN joined CRM in March 2001 as a Research Analyst. Prior to joining CRM, Mr. Hartman was a Research Analyst at Donaldson, Lufkin & Jenrette from October 1997 to February 2001 and at Salomon Brothers from June 1996 to October 1997. His other work experience includes Latin American Telecom Analyst at Smith New Court, and Latin American Telecom & Latin American Metal & Mining Analyst at HSBC/James Capel from 1995 to 1996. He earned a B.A. from Lehigh University in 1990 and an M.B.A. from New York University's Stern School of Business in 1996.

      TERRY LALLY, CFA is a Vice President of CRM and joined the firm in 2000. He is responsible for investment research. Prior to joining CRM, Mr. Lally worked for nine years at The Prudential in U.S. small cap and emerging market equity analysis, corporate finance, and equity trading. Mr. Lally earned a B.B.A. from the University of Notre Dame in 1989, an M.B.A. from Harvard University in 1995, and is a Chartered Financial Analyst.

      MICHAEL J. CAPUTO joined CRM as a Research Analyst in August 2002. Prior to joining CRM, he was a Vice President in Corporate Finance at Morgan Stanley from March 2000 to August 2002. Prior to that, he worked in Corporate Finance at Lehman Brothers from August 1998 to March 2000 and at Dillon Reed from August 1996 to August 1998. Mr. Caputo earned a B.A. from the University of Notre Dame and an M.B.A. from the Wharton School.

UNDERLYING SERIES EXPENSES

      The Portfolio will not pay any sales load, Rule 12b-1 distribution fee or shareholder service fee in connection with its investments in the Underlying Series. However, the Portfolio will indirectly bear its pro rata share of the expenses incurred by the Underlying Series after any fee waivers and expense reimbursement, if any. Examples of these expenses are set forth in the table below.

                                            SMALL CAP            SMALL CAP
                                          GROWTH SERIES         VALUE SERIES
                                          -------------         ------------
Management fees                                ___%                 ___%
Other expenses                                 ___%                 ___%
TOTAL ANNUAL OPERATING EXPENSES                ___%                 ___%

                               SERVICE PROVIDERS

     The chart below provides information on the primary service providers.

Asset                                                                                   Shareholder
Management                                                                              Services
            INVESTMENT ADVISERS                                                                    TRANSFER AGENT
       Rodney Square Management Corp.                                                                  PFPC Inc.
          1100 North Market Street                                                                   760 Moore Road
            Wilmington, DE 19890                                                               King of Prussia, PA 19406

        Cramer Rosenthal McGlynn, LLC
             520 Madison Avenue
             New York, NY 10022

                                                                                        Handles shareholder services, including
 Manages each Series' investment activities.                                             recordkeeping and statements, payment
                                                                                         of distributions and processing of buy
                                                                                                   and sell requests.

                                                         WT MUTUAL FUND

                                                 WILMINGTON LARGE CAP CORE PORTFOLIO
                                                WILMINGTON LARGE CAP VALUE PORTFOLIO
                                                 WILMINGTON SMALL CAP CORE PORTFOLIO

Fund                                                                                    Asset
Operations                                                                              Safe Keeping

                ADMINISTRATOR                                                                         CUSTODIAN

       Rodney Square Management Corp.                                                          Wilmington Trust Company
          1100 North Market Street                                                             1100 North Market Street
            Wilmington, DE 19890                                                                 Wilmington, DE 19890

            SUB-ADMINISTRATOR AND
              ACCOUNTING AGENT

                                                                                        Holds each Portfolio's assets, settles
                  PFPC Inc.                                                             all portfolio trades and collects most
            301 Bellevue Parkway                                                          of the valuation data required for
            Wilmington, DE 19809                                                         calculating each Portfolio's NAV per
                                                                                                        share.

Provides facilities, equipment and personnel to carry out administrative services related to each Portfolio and calculates each
     Portfolio's NAV and distributions.

                                                 Distribution

                                                           DISTRIBUTOR
                                                 Professional Funds Distributor, LLC
                                                           760 Moore Road
                                                       King of Prussia, PA 19406
                                                  Distributes the Portfolios' shares.

                             SHAREHOLDER INFORMATION

PRICING OF SHARES

      The Series value their assets based on current market values when such values are available. These prices normally are supplied by a pricing service. Any assets held by a Series that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that PFPC determines the daily net asset value per share. To determine the value of those securities, PFPC may use a pricing service that takes into account not only developments related to specific securities, but also transactions in comparable securities. Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees.

      PFPC Inc. determines the NAV per share of each Portfolio as of the close of regular trading on the New York Stock Exchange (the "Exchange") (currently 4:00 p.m. Eastern time), on each Business Day (i.e., a day that the Exchange and the transfer agent are open for business). The NAV is calculated by adding the value of all securities and other assets in a Portfolio, deducting its liabilities and dividing the balance by the number of outstanding shares in that Portfolio. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent and under no circumstances will any order be accepted for purchase, redemption or exchange after the NAV calculation.

      Shares will not be priced on those days the Portfolios are closed.

PURCHASE OF SHARES

      Portfolio shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment in Institutional Shares of each Portfolio is $1,000. Additional investments in a Portfolio may be made in any amount. You may purchase shares as specified below.

      You may also purchase shares if you are a client of Wilmington Trust through your trust or corporate cash management accounts. If you are a client of an institution (such as a bank or broker-dealer) that has entered into a servicing agreement with the Portfolios' distributor ("Service Organization"), you may also purchase shares through such Service Organization. You should also be aware that you may be charged a fee by Wilmington Trust or the Service Organization in connection with your investment in the Portfolios. If you wish to purchase Portfolio shares through your account at Wilmington Trust or a Service Organization, you should contact that entity directly for information and instructions on purchasing shares.

BY MAIL: You may purchase shares by sending a check drawn on a U.S. bank payable to Wilmington Equity Portfolios, indicating the name and class of the Portfolio, along with a completed application (included at the end of this prospectus). If a subsequent investment is being made, the check should also indicate your Portfolio account number. When you make purchases by check, each Portfolio may withhold payment on any redemption until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

Regular mail:                                       Overnight mail:
-------------                                       ---------------
Wilmington Equity Portfolios                        Wilmington Equity Portfolios
c/o PFPC Inc.                                       c/o PFPC Inc.
P.O. Box 9828                                       760 Moore Road
Providence, RI 02940                                King of Prussia, PA 19406

      BY WIRE: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) 336-9970 for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.

      ADDITIONAL INFORMATION REGARDING PURCHASES: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any Business Day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following Business Day. Any purchase order may be rejected if a Portfolio determines that accepting the order would not be in the best interest of the Portfolio or its shareholders. It is the responsibility of Wilmington Trust or the Service Organization to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above. For information on other ways to purchase shares, including through an individual retirement account (IRA), an Automatic Investment Plan or a Payroll Investment Plan, please refer to our SAI.

REDEMPTION OF SHARES

      You may sell your shares on any Business Day, as described below. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. If held for more than 60 days, there is no fee when Portfolio shares are redeemed. If shares are redeemed within 60 days of purchase, a redemption fee of 1.00% of the redemption amount may be charged. (See "Redemption Fee" below.) It is the responsibility of Wilmington Trust or the Service Organization to transmit redemption orders and credit their customers' accounts with redemption proceeds on a timely basis. Redemption checks are normally mailed on the next Business Day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the transfer agent before 4:00 p.m. Eastern time) or the next Business Day (if received after 4:00 p.m. Eastern time or on a non-Business Day), but never later than 7 days following such receipt. If you purchased your shares through an account at Wilmington Trust or a Service Organization, you should contact Wilmington Trust or the Service Organization for information relating to redemptions. The Portfolio's name and your account number should accompany any redemption requests.

      REDEMPTION FEES: Each Wilmington Portfolio will impose a fee of 1.00% of the total redemption amount (calculated at market value) if you sell your shares within 60 days of your purchase of such shares. This fee will apply to redemptions processed for the purpose of receiving redemption proceeds or processing an exchange between the Wilmington Portfolios. This fee is paid directly to the respective Wilmington Portfolio and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. For purposes of determining whether this fee applies, the shares that you have held the longest will be redeemed or exchanged first. This fee may not apply in certain circumstances, such as redemptions or exchanges processed from Wilmington Trust corporate cash management or trust accounts and certain omnibus accounts (including 401(k) plans), and in the event of shareholder death or disability. See "Exchange of Shares" for additional information regarding the exchange of shares of a Wilmington Portfolio.

      MARKET TIMING: The Portfolios are not designed to accommodate market timing or repetitive trading. "Market timing" is defined as effecting frequent trades into or out of the Portfolios in an effort to anticipate or time price movements. The Portfolios may restrict or refuse purchase or exchange orders by market timers or by those persons the Portfolios or the Distributor believe are engaging in similar trading activity. Market timing can adversely impact the ability of an investment adviser to invest assets in an orderly, long-term manner, which in turn may adversely impact the expenses and the performance of the Portfolios. There is no guaranty that the Portfolios or their agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence.

      BY MAIL: If you redeem your shares by mail, you should submit written instructions with a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. You must indicate the Portfolio name, your account number and your name. The written instructions and signature guarantee should be mailed to:

Regular mail:                                   Overnight mail:
-------------                                   ---------------
Wilmington Equity Portfolios                    Wilmington Equity Portfolios
c/o PFPC Inc.                                   c/o PFPC Inc.
P.O. Box 9828                                   760 Moore Road
Providence, RI02940                             King of Prussia, PA 19406

      BY TELEPHONE: If you prefer to redeem your shares by telephone you may elect to do so. However there are certain risks. The Portfolios have certain safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any losses.

      ADDITIONAL INFORMATION REGARDING REDEMPTIONS: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Portfolio account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Portfolio account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Portfolio account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a guarantee of your signature by an eligible institution. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds the Portfolio shares. If shares to be redeemed represent a recent investment made by check, each Portfolio reserves the right not to send the redemption proceeds until it believes that the check has been collected (which could take up to 10 days).

      SMALL ACCOUNTS: If the value of your Portfolio account falls below $500, the Portfolio may ask you to increase your balance. If the account value is still below $500 after 60 days, the Portfolio may close your account and send you the proceeds. The Portfolio will not close your account if it falls below $500 solely as a result of a reduction in your account's market value.

      The Large Cap Value Portfolio reserve the right to make "redemptions in kind" - payments of redemption proceeds in portfolio securities rather than cash
- if the amount redeemed is large enough to affect their respective Series' operations (for example, if it represents more than 1% of the Series' assets).

      For additional information on other ways to redeem shares, please refer to our SAI.

EXCHANGE OF SHARES

You may exchange all or a portion of your shares in a Portfolio for Institutional Shares of the following funds ("Wilmington Portfolios"):

Wilmington Premier Money Market Portfolio
Wilmington Short/Intermediate Bond Portfolio
Wilmington Broad Market Bond Portfolio
Wilmington Municipal Bond Portfolio
Wilmington Short-Term Income Portfolio
Wilmington Large Cap Core Portfolio
Wilmington Small Cap Core Portfolio
Wilmington International Multi-Manager Portfolio
Wilmington Large Cap Value Portfolio
Wilmington Large Cap Strategic Allocation Fund
Wilmington Mid Cap Strategic Allocation Fund
Wilmington Small Cap Strategic Allocation Fund

      Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. See "Taxes" for a discussion of the tax effect on an exchange of shares.

      Exchange transactions will be subject to the minimum initial investment and other requirements of the Portfolio into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder's account of less than $500.

      FEES ON EXCHANGES: If held for more than 60 days, there is no fee when Portfolio shares are redeemed to process an exchange for your account. If shares are redeemed within 60 days of purchase, a fee of 1.00% of the redemption amount necessary for the exchange may be charged. See "Redemption of Shares" for additional information regarding redemptions and this fee.

      To obtain prospectuses of the other Wilmington Portfolios, you may call
(800) 336-9970. To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in a trust account with Wilmington Trust or in an account with a Service Organization, contact Wilmington Trust or the Service Organization. The Portfolios may terminate or modify the exchange offer described here and will give you 60 days' notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of the Portfolio shares to be acquired through such exchange may be legally made.

DISTRIBUTIONS

      Distributions from the net investment income, if any, of each Portfolio are declared and paid annually to you. Any net capital gain realized by a Portfolio will be distributed annually.

      Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

      As long as a Portfolio meets the requirements for being a "regulated investment company," it pays no Federal income tax on the earnings and gains it distributes to shareholders. While each Portfolio may invest in securities that earn interest exempt from Federal income tax, the Portfolios invest primarily in taxable securities. The Portfolios' distributions of net investment income and net short-term capital gains, if any, whether received in cash or reinvested in additional Portfolio shares, are generally taxable to you as ordinary income. Each Portfolio will notify you following the end of the calendar year of the amount of dividends and other distributions paid that year.

      The Portfolios' distributions of a net capital gain, if any, whether received in cash or reinvested in additional Portfolio shares, are taxable to you as long-term capital gain regardless of the length of time you have held your shares. You should be aware that if Portfolio shares are purchased shortly before the record date for any dividend or net capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution. The Large Cap Value Portfolio anticipates the distribution of net investment income.

      It is a taxable event for you if you sell or exchange shares of any Portfolio. Depending on the initial purchase price of the shares being sold or exchanged and the sale price of the shares you sell or exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

      STATE AND LOCAL INCOME TAXES: You should consult your tax adviser concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

      This section is only a summary of some important income tax considerations that may affect your investment in a Portfolio. More information regarding those considerations appears in our SAI. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

                            DISTRIBUTION ARRANGEMENTS

      Professional Funds Distributor, LLC. manages the Portfolios' distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreements with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. The Portfolios do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

PORTFOLIO STRUCTURE

      Other institutional investors, including other mutual funds, may invest in the Series. The master/feeder and "fund of funds" structures enable various institutional investors, including the Portfolios, to pool their assets, which may be expected to result in economies of scale by spreading certain fixed costs over a larger asset base. Each shareholder of a Series, including the Portfolios, will pay its proportionate share of the Series expenses. For reasons relating to costs or a change in investment goal, among others, a Portfolio could switch to another Series or in the case of WSCC Portfolio allocate among different Series, or decide to manage its assets itself. No Portfolio is currently contemplating such a move.

SHARE CLASSES

      The Portfolios issue Investor and Institutional Shares. Each class of shares bears a pro rata portion of a Portfolio's common expenses in addition to expenses directly attributable to that class. Institutional Shares are offered to retirement plans and other institutional investors. Investor Shares pay a Rule 12b-1 distribution fee. Any investor may purchase Investor Shares.

                                    GLOSSARY

MUTUAL FUND:

A mutual fund pools shareholders' money and, using a professional investment manager, invests it in securities like stocks and bonds. Each Portfolio is a separate mutual fund.

"CAP" OR MARKET CAPITALIZATION:

Cap or the market capitalization of a company means the stock market value of all outstanding shares of the company's common stock.

TOTAL RETURN:

Total return is a measure of the per-share change in the total value of a fund's portfolio, including any distributions paid to you. It is measured from the beginning to the end of a specific time period.

INDEX:

An index is a broad measure of the market performance of a specific group of securities in a particular market, or securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

FUND EXPENSES:

Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder distribution, administration and custody services.

SMALL CAP FUNDS:

Small cap funds invest in the common stock of companies with smaller market capitalizations. Small cap stocks may provide the potential for higher growth, but they also typically have greater risk and more volatility.

VALUE FUNDS:

Value funds invest in the common stock of companies that are considered by the investment adviser to be undervalued relative to their underlying profitability, or rather their stock price does not reflect the value of the company

INVESTMENT ADVISER:

The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the fund's investment program. The Board of Trustees supervises the investment adviser and establishes policies that the investment adviser must follow in its management activities.

NET ASSET VALUE OR "NAV":

NAV = Assets - Liabilities
      --------------------
       Outstanding Shares

NET INVESTMENT INCOME:

Net investment income consists of interest and dividends earned by a fund on its investments less accrued expenses.

                              FOR MORE INFORMATION

FOR INVESTORS WHO WANT MORE INFORMATION ON THE PORTFOLIOS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

      ANNUAL/SEMI-ANNUAL REPORTS: These reports contain performance data and information on portfolio holdings, operating results and a discussion of the market conditions and investment strategies that significantly affect the Portfolios' performance for the most recently completed fiscal year or half-year.

      STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides additional technical and legal description of the Portfolios' policies, investment restrictions, risks, and business structure. This prospectus incorporates the SAI by reference.

Copies of these documents and answers to questions about the Portfolios may be obtained free of charge by contacting:

      WT Mutual Fund
      c/o PFPC Inc.
      760 Moore Road
      King of Prussia, Pennsylvania 19406
      (800) 336-9970
      9:00 a.m. to 5:00 p.m. Eastern time

      Information about the Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, DC, 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Portfolios may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.

FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL 1-(800)-336-9970.

            The investment company registration number is 811-08648.

                       WILMINGTON LARGE CAP CORE PORTFOLIO
                      WILMINGTON LARGE CAP VALUE PORTFOLIO
                       WILMINGTON SMALL CAP CORE PORTFOLIO

                                OF WT MUTUAL FUND
                                 INVESTOR SHARES

                      PROSPECTUS DATED _____________, 2004

      This prospectus gives vital information about these mutual funds, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

Please note that these Portfolios:

      -  are not bank deposits

      - are not obligations of, or guaranteed or endorsed by Wilmington Trust Company or any of its affiliates

      -  are not federally insured

      - are not obligations of, or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other government agency

      -  are not guaranteed to achieve their goal(s)

      Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

                                TABLE OF CONTENTS

                             PORTFOLIO DESCRIPTIONS

A look at the goals,                                Summary.......................................
strategies, risks, expenses and                     Performance Information.......................
financial history of each Portfolio.                Fees and Expenses.............................
                                                    Example.......................................
                                                    Investment Objectives.........................
                                                    Primary Investment Strategies.................
                                                    Additional Risk Information...................

Details about the service                           MANAGEMENT OF THE PORTFOLIOS
providers.                                          Investment Advisers...........................
                                                    Portfolio Managers............................
                                                    Service Providers.............................

Policies and instructions for                  SHAREHOLDER INFORMATION
opening, maintaining and                            Pricing of Shares.............................
closing an account in any of                        Purchase of Shares............................
the Portfolios.                                     Redemption of Shares..........................
                                                    Exchange of Shares............................
                                                    Distributions.................................
                                                    Taxes

Details on the Portfolios'                     DISTRIBUTION ARRANGEMENTS
distribution plans, structure,                      Rule 12b-1 Fees...............................
and share classes.                                  Portfolio Structure...........................
                                                    Share Classes.................................

                                               FOR MORE INFORMATION

For information about key terms and concepts, please refer to the "Glossary."

                       WILMINGTON LARGE CAP CORE PORTFOLIO
                      WILMINGTON LARGE CAP VALUE PORTFOLIO
                       WILMINGTON SMALL CAP CORE PORTFOLIO

                                 INVESTOR SHARES

                             PORTFOLIO DESCRIPTIONS

SUMMARY

Investment Objectives            The WILMINGTON LARGE CAP CORE PORTFOLIO, the
                                 WILMINGTON LARGE CAP VALUE PORTFOLIO and the
                                 WILMINGTON SMALL CAP CORE PORTFOLIO each seek long-term capital appreciation.

Investment Focus                 Equity (or equity related) securities

Share Price Volatility           High

Primary Investment Strategies    -   The WILMINGTON LARGE CAP CORE PORTFOLIO and
                                     the WILMINGTON LARGE CAP VALUE PORTFOLIO each operate as a "feeder fund" which means that a Portfolio does not buy individual securities directly. Instead, each of these Portfolios invests in a "master fund," which in turn purchases investment securities. Each Portfolio invests all of its assets in a master fund, which is separate series (the "Series") of WT
                                     Investment Trust I (the "Trust"). Each of these Portfolios and its corresponding
                                     Series has the same investment objective, policies and limitations.

                                     -    The WILMINGTON LARGE CAP CORE
                                          PORTFOLIO invests in the Large Cap
                                          Core Series, which invests at least
                                          80% of its assets in a diversified
                                          portfolio of U.S. equity (or equity
                                          related) securities of large cap
                                          corporations with market
                                          capitalizations of at least $2
                                          billion. The Series' investment
                                          adviser employs a combined growth and
                                          value investment approach and invests
                                          in the stocks of companies with the
                                          most attractive combination of
                                          long-term earnings, growth and
                                          valuation.

                                     -    The WILMINGTON LARGE CAP VALUE
                                          PORTFOLIO invests all of its assets in
                                          the Large Cap Value Series, which
                                          under normal circumstances invests at
                                          least 80% of its assets in a
                                          diversified portfolio of equity and
                                          equity related securities of companies
                                          with market capitalizations at the
                                          time of initial purchase equal to
                                          those in the Russell 1000 Value Index
                                          and are publicly traded on a U.S.
                                          securities market.

                                 -   The WILMINGTON SMALL CAP CORE PORTFOLIO
                                     ("WSCC Portfolio") does not buy individual securities directly. Instead, the Portfolio pursues its investment objective by investing at least 80% of its assets in equity securities of small cap companies primarily through investment in two or more affiliated mutual funds. Presently, the Portfolio invests its assets in the Small Cap Growth Series and Small Cap Value Series of the Trust (together, the "Small Cap Series") in accordance with weightings determined by its investment adviser. The investment adviser reserves the right to adjust the percentages invested in the Small Cap Series and to substitute, add or subtract Series in which the WSCC Portfolio invests. Each of the Small Cap Series invests directly in equity securities of small cap companies in accordance with its investment policies and strategies. Investment in the Small Cap Series is intended to give the WSCC Portfolio broad exposure to small cap companies in the U.S. equity markets.

Principal Risks                   The Portfolios are subject to the risks
                                  summarized below and further described under the heading "Additional Risk Information" in this prospectus.

                                  -    An investment in a Portfolio is not a
                                       deposit of Wilmington Trust Company or
                                       any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency.

                                  - It is possible to lose money by investing in
                                       a Portfolio. There is no guarantee that
                                       the stock market or the stocks that a
                                       Series holds will increase in value.

                                  - A Portfolio's share price will fluctuate in
                                       response to changes in the market value
                                       of the Series' investments. Market value changes result from business developments affecting an issuer as well as general market and economic conditions.

                                  - The WSCC Portfolio's investment performance
                                       depends, in part, upon how its assets are allocated and reallocated among the Small Cap Series or other Series. A principal risk of investing in the WSCC Portfolio is that the investment adviser's allocation techniques with respect to the Small Cap Series or other Series or decisions and/or selection of other affiliated mutual funds in which to invest will not produce the desired results, and therefore the WSCC Portfolio may not achieve its investment objective. Further, since the WSCC Portfolio's allocation between the Small Cap Series or among such other affiliated mutual funds in which it invests will vary, your investment may be subject to all of the risks of the Small Cap Series or other mutual affiliated funds in which the WSCC Portfolio invests at any time.

                                  - The value of your investment in each
                                       Portfolio is directly related to the
                                       investment performance of the Series or
                                       other mutual funds in which it invests.
                                       Therefore, the principal risks of
                                       investing in each Portfolio are closely
                                       related to the principal risks associated with the investments of the Series or other mutual funds in which a Portfolio invests. Among the principal risks of the Series, which could adversely affect the net asset value and total return of a Portfolio, are:

                                       -    Growth-oriented investments may be
                                            more volatile than the rest of the
                                            U.S. stock market as a whole.

                                       -    A value-oriented investment approach
                                            is subject to the risk that a
                                            security believed to be undervalued
                                            does not appreciate in value as
                                            anticipated.

                                       -    Small capitalization companies may
                                            be more vulnerable than large
                                            companies to adverse business or
                                            economic developments, and their
                                            securities may be less liquid and
                                            more volatile than securities of
                                            larger companies.

                                       -    The performance of a Series' will
                                            depend on whether its investment
                                            adviser is successful in pursuing
                                            the investment strategy.

                                 Please see "ADDITIONAL RISK INFORMATION" for a description of these and other risks associated with the Series and an investment in a Portfolio.

Investor Profile                 Investors who want the value of their
                                 investment to grow and who are willing to accept more volatility for the possibility of higher returns.

PERFORMANCE INFORMATION

                       WILMINGTON LARGE CAP CORE PORTFOLIO

      As of the date of this prospectus, the Investor Shares of the Portfolio have not commenced operations. The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio by showing the Portfolio's performance from calendar year to calendar year and by showing how the Portfolio's average annual total returns for one, five and since inception, before and after taxes, compare with those of the S&P 500 Index, which is a broad measure of market performance. The performance shown in the bar chart and performance table are for the Institutional Shares of the Portfolio. However, Investor Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Institutional Shares do not have the same expenses. Specifically, the Investor Shares are subject to a distribution fee equal to 0.25% of the average daily net assets of the Investor Shares. Had such fee been deducted, the returns would be less. Total return of the Portfolio would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed. Of course, past performance, both before and after taxes, does not necessarily indicate how the Portfolio will perform in the future.

             ANNUAL TOTAL RETURNS FOR CALENDAR YEARS SINCE INCEPTION

[PERFORMANCE GRAPH]

PERFORMANCE YEARS               RETURNS
1996                             16.56%
1997                             25.13%
1998                             29.66%
1999                             22.41%
2000                            -11.47%
2001                            -17.55%
2002                            -27.95%
2003                             25.85%

       CALENDAR YEAR-TO-DATE TOTAL RETURN AS OF SEPTEMBER 30, 2004: _____%

    BEST QUARTER                                 WORST QUARTER
       21.62%                                       -17.98%
(December 31, 1998)                           (September 30, 2002)

INSTITUTIONAL SHARES

                                                                                                                Since Inception
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003                             1 Year        5 Years         (January 5, 1995)
----------------------------------------------------                             ------        -------         -----------------
Large Cap Core Portfolio Return Before Taxes                                     25.85%        (4.12)%               7.63%
Return After Taxes on Distributions(1)                                           25.38%        (4.64)%               6.28%
Return After Taxes on Distributions and Sale of Shares(1)                        16.79%        (3.64)%               6.17%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)(2)            28.68%        (0.57)%              12.00%
                                                                                  ___2%         ____%

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2) The S&P 500 Index, a widely recognized, unmanaged index of common stock prices, is the Standard and Poor's Composite Index of 500 Stocks.

                      WILMINGTON LARGE CAP VALUE PORTFOLIO

      As of the date of this prospectus, the Investor Shares of the Portfolio have not commenced operations. The bar chart and performance table below illustrate the risks and volatility of an investment in the Portfolio by showing the Portfolio's performance from calendar year to calendar year and by showing how the Portfolio's average annual total returns for one, five and ten years, before and after taxes, compare with those of the Russell 1000 Value Index, which is a broad measure of market performance. This performance information includes the performance of the Portfolio's predecessor, the Value Stock Fund, a collective investment fund. The Value Stock Fund's performance has been included for periods prior to June 29, 1998 and has been adjusted to reflect the annual deduction of fees and expenses applicable to shares of the Portfolio (i.e., adjusted to reflect expenses, absent investment advisory fee waivers). The Value Stock Fund was not registered as a mutual fund under the 1940 Act and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Code. If the Value Stock Fund had been registered under the 1940 Act, its performance may have been different. The performance shown in the bar chart and performance table are for the Institutional Shares of the Portfolio, which are not offered in this Prospectus. However, the Institutional Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Investor Shares do not have the same expenses. Specifically, the Investor Shares are subject to a 0.25% distribution fee. Had such fee been deducted, the returns would be less. Total return of the Portfolio would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed. Of course, past performance, both before and after taxes, does not necessarily indicate how the Portfolio will perform in the future.

               ANNUAL TOTAL RETURNS FOR THE PAST 10 CALENDAR YEARS

[PERFORMANCE GRAPH]

PERFORMANCE YEARS               RETURNS
1994                             -1.64%
1995                             34.38%
1996                             21.86%
1997                             24.55%
1998                             -2.75%
1999                              3.02%
2000                             19.15%
2001                             -5.14%
2002                            -28.06%
2003                             25.79%

       CALENDAR YEAR-TO-DATE TOTAL RETURN AS OF SEPTEMBER 30, 2004: _____%

  BEST QUARTER                               WORST QUARTER
     17.84%                                     -19.02%
(June 30, 2003)                           (September 30, 2002)

INSTITUTIONAL SHARES

                                                                                    Since
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003                 1 Year     June 29, 1998(1)     5 Years(1)     10 Years(1)
----------------------------------------------------                 ------     ----------------     ---------      -----------
Large Cap Value Portfolio Return Before Taxes                        25.79%           0.06%            1.05%           7.47%

Return After Taxes on Distributions(3)                               25.38%          (0.54)%           0.53%           7.10%

Return After Taxes on Distributions and Sale of Shares(3)            16.76%          (0.54)%           0.62%           6.39%

Russell 1000 Value Index (reflects no deductions for fees,
   expenses or taxes)(4)                                             30.03%           3.81%            3.56%           2.46%

(1) For periods prior to June 29, 1998, the Portfolio's predecessor, the Value Stock Fund, operated as a collective investment fund. As a collective investment fund, the Value Stock Fund is treated differently than the Portfolio for federal income tax purposes. For example, a collective investment fund does not make distributions to its investors. As a result, after-tax returns for periods prior to June 29, 1998 are not presented.

(2) This performance information reflects the performance of the Portfolio and its predecessor, the Value Stock Fund, and does not reflect any taxes that you may pay as a result of any distributions or sale of shares of the Portfolio.

(3) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(4)The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to book ratios and lower forecasted growth values. The Russell 1000 measures the performance of the 1,000 largest companies in the Russell 3000 Index which represents approximately 98% of the investable U.S. equity markets.

                       WILMINGTON SMALL CAP CORE PORTFOLIO

      As of the date of this prospectus, the Investor Shares of the Portfolio have not commenced operations. The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio by showing the Portfolio's performance from calendar year to calendar year and by showing how the Portfolio's average annual total returns for one year [and [five years] and since inception], before and after taxes, compare with those of the Russell 2000 Index, which is a broad measure of market performance. The performance shown in the bar chart and performance table are for the Institutional Shares of the Portfolio, which are not offered in this Prospectus. However, the Institutional Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Investor Shares do not have the same expenses. Specifically, the Investor Shares are subject to a 0.25% distribution fee. Had such fee been deducted, the returns would be less. This performance information includes the performance of the Portfolio's predecessor, the Small Cap Stock Fund, a collective investment fund. The Small Cap Stock Fund's performance has been included for the periods prior to June 29, 1998 and has been adjusted to reflect the annual deduction of fees and expenses applicable to shares of the Portfolio (i.e. adjusted to reflect expenses, absent investment advisory fees waivers). The Small Cap Stock Fund was not registered as a mutual fund under the Investment Company Act of 1940, as amended, ("1940 Act") and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended. If the Small Cap Stock Fund had been registered under the 1940 Act, its performance may have been different. The performance shown in the bar chart and table below reflects the performance of the Portfolio's investment in the Small Cap Core Series, its former master series. Effective December 1, 2003, the Portfolio no longer utilizes a master/feeder structure but instead allocates its assets among one or more mutual funds. Total return of the Portfolio would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed. Of course, past performance, both before and after taxes, does not necessarily indicate how the Portfolio will perform in the future.

             ANNUAL TOTAL RETURNS FOR CALENDAR YEARS SINCE INCEPTION

[PERFORMANCE GRAPH]

PERFORMANCE YEARS               RETURNS
1998                             -2.32%
1999                             21.86%
2000                              2.31%
2001                             -1.37%
2002                            -23.91%
2003                             32.59%

       CALENDAR YEAR-TO-DATE TOTAL RETURN AS OF SEPTEMBER 30, 2004: _____%

  BEST QUARTER                        WORST QUARTER
     22.89%                              -22.01%
(March 31, 2000)                  (September 30, 2001)

INSTITUTIONAL SHARES

                                                                                Since                        Since Inception
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003         1 Year        June 29, 1998       5 Years       April 1, 1997(1)
----------------------------------------------------         ------        -------------       -------       ----------------
Small Cap Core Portfolio Return Before Taxes                 32.59%            2.83%            4.41%            7.64%(2)
Return After Taxes on Distributions(3)                       32.59%            2.30%            3.84%            7.19%
Return After Taxes on Distributions and Sale of              21.19%            2.25%            3.61%            6.53%
Shares(3)
Russell 2000 Index (reflects no deductions for fees,         47.25%            5.04%            7.13%            8.87%
expenses or taxes)(4)

(1) For periods prior to June 29, 1998, the Portfolio's predecessor, the Small Cap Stock Fund, operated as a collective investment fund. As a collective investment fund, the Small Cap Stock Fund was treated differently than the Portfolio for federal income tax purposes. For example, a collective investment fund does not make distributions to its investors. As a result, after-tax returns for periods prior to June 29, 1998 are not presented.

(2) This performance information reflects the performance of the Portfolio and its predecessor, the Small Cap Stock Fund, and does not reflect any taxes that you may pay as a result of any distributions or sale of shares of the Portfolio.

(3) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(4) The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Index is unmanaged and reflects the reinvestment of dividends.

FEES AND EXPENSES

      The table below shows the fees and expenses that you may pay if you buy and hold Investor Shares of a Portfolio.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                       Investor Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)         None
Maximum deferred sales charge                                                                None
Maximum sales charge imposed on reinvested dividends (and other distributions)               None
Redemption fee(1)                                                                            1.00%
Exchange fee(1)                                                                              1.00%

(1) Investor Shares are subject to a 1.00% fee only if redeemed or exchanged within the first 60 days after purchase. See "REDEMPTION OF SHARES" and "EXCHANGE OF SHARES" elsewhere in this prospectus for additional information.

ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO
                                   ASSETS)(1)

                                                            LARGE CAP            LARGE CAP VALUE          SMALL CAP CORE
                                                          CORE PORTFOLIO            PORTFOLIO               PORTFOLIO
                                                          --------------         ---------------          --------------
Management fees                                               0.70%                   0.55%                   None(3)
Distribution (12b-1) fees                                     0.25%                   0.25%                   0.25%
Other expenses                                                0.43%                   0.48%                   0.20%(4)
Small Cap Series expenses(5)                                   N/A                     N/A                    1.01%
TOTAL ANNUAL OPERATING EXPENSES                               1.38(2)                 1.28%                   1.46%
Waivers/reimbursements                                        0.33%
Net expenses                                                  1.05%

------------------------

(1) The table above and the Example below each reflect the aggregate annual operating expenses of each of the Large Cap Core Portfolio and Large Cap Value Portfolio, and the corresponding Series of the Trust in which the Portfolio invests, and in the case of the WSCC Portfolio, reflect the aggregate annual operating expenses of the WSCC Portfolio and its pro rata portion of the aggregate annual operating expenses of the Small Cap Series.

(2) For Investor Shares of the Large Cap Core Portfolio, the investment adviser has contractually agreed to waive a portion of its advisory fee or reimburse expenses to the extent total annual operating expenses exceed 1.05%. This waiver will remain in place until November 1, 2005 unless the Board of Trustees approves its earlier termination.

(3) The investment adviser to the WSCC Portfolio is Rodney Square Management Corporation ("RSMC") and the investment advisers to the Small Cap Growth Series and the Small Cap Value Series are Roxbury Capital Management, LLC ("Roxbury") and Cramer Rosenthal McGlynn, LLC ("CRM"), respectively. RSMC is not paid an advisory fee for services provided to the Portfolio. Roxbury and CRM, as investment advisers to the Small Cap Series, will receive investment advisory fees of 1.00% and 0.75%, respectively.

(4) "Other expenses" have been restated to reflect current fees in connection with the change in the investment structure from a master/feeder structure to an investment structure that currently allocates the WSCC Portfolio's assets among one or more affiliated mutual funds as approved by shareholders on November 14, 2003.

(5) The WSCC Portfolio does not pay any sales load, Rule 12b-1 distribution fees or shareholder service fees in connection with its investments in the Small Cap Series. However, the WSCC Portfolio indirectly bears its pro rata share of the expenses incurred by the Small Cap Series after any fee waivers and expense reimbursement, if any. Examples of these expenses are set forth in the table below.

                                      Management        Other           Total Annual
                                         fees         expenses       Operating Expenses
Small Cap Growth Series                 1.00%           0.44%              1.44%
Small Cap Value Series                  0.75%           0.12%              0.87%

EXAMPLE

      This Example is intended to help you compare the cost of investing in Investor Shares of each Portfolio with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:

      -  you reinvested all dividends and other distributions;

      -  the average annual return was 5%;

      - the Portfolio's total operating expenses (reflecting contractual waivers or reimbursements through November 1, 2005) are charged and remain the same over the time periods; and

      -  you redeemed all of your investment at the end of each time period.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

INVESTOR SHARES                                                         1 YEAR           3 YEARS
---------------
Large Cap Core Portfolio                                                 $107              $404

Large Cap Value Portfolio                                                $130              $406

Small Cap Core Portfolio                                                 $149              $462

      The above example is for comparison purposes only and is not a representation of a Portfolio's actual expenses and returns, either past or future of the Investor Shares of a Portfolio.

INVESTMENT OBJECTIVES

      The WILMINGTON LARGE CAP CORE PORTFOLIO, the WILMINGTON LARGE CAP VALUE PORTFOLIO and the WILMINGTON SMALL CAP CORE PORTFOLIO each seek long-term capital appreciation. The investment objective for the Large Cap Core Portfolio may be changed without shareholder approval. The investment objective for the Large Cap Value Portfolio and the Small Cap Core Portfolio may not be changed without shareholder approval. There is no guarantee that a Portfolio will achieve its investment objective.

PRIMARY INVESTMENT STRATEGIES

      The WILMINGTON LARGE CAP CORE PORTFOLIO invests all of its assets in the Large Cap Core Series, which, under normal market conditions, invests at least 80% of its assets in a diversified portfolio of the following equity or equity-related securities:

      - common or preferred stock of U.S. corporations that have strong growth and value characteristics with market capitalizations of at least $2 billion

      - options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of U.S. corporations described above

      - receipts or American Depositary Receipts ("ADRs"), which are typically issued by a U.S. bank or trust company as evidence of ownership of underlying securities issued by a foreign corporation

      - cash reserves and money market instruments (including securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements, certificates of deposit and bankers' acceptances issued by banks or savings and loan associations, and commercial paper)

      The Series' investment adviser, Rodney Square Management Corporation ("RSMC"), seeks securities that it believes possess strong growth and value characteristics based on the evaluation of the issuer's background, industry position, historical returns and the experience and qualifications of the management team. Dividend income is an incidental consideration compared to growth in capital during the securities selection process. RSMC may rotate the Series' holdings among various market sectors based on economic analysis of the overall business cycle.

      As a temporary defensive investment policy, the Large Cap Core Series may, without limit, invest its assets in money market instruments and other short-term debt instruments, rated investment grade or higher at the time of purchase, and may hold a portion of its assets in cash. The result of this action may be that the Series will be unable to achieve its investment objective.

      The WILMINGTON LARGE CAP VALUE PORTFOLIO invests all of its assets in the Large Cap Value Series, which, under normal conditions, invests at least 80% of its assets in a diversified portfolio of the following equity or equity related securities:

      - common and preferred stocks of companies that have a market capitalization, at the time of purchase, equal to those in the Russell 1000 Value index and whose securities are publicly traded on U.S. Securities markets

      - options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of large cap companies

      -  options on indices of the common stock of large cap companies

      - contracts for either the future delivery, or payment in respect of the future market value, of certain indices of the common stock of large cap companies

      -  and options upon such futures contracts

      The Series' investment adviser, Cramer Rosenthal McGlynn LLC ("CRM"), seeks securities it believes are undervalued in the marketplace relative to the issuer's underlying profitability. The market capitalization range of the Russell 1000 Value Index changes constantly; On September 30, 2004, the range was from $___ million to $____ billion.

      Equity securities of non-U.S. issuers, whose market capitalization falls within the capitalization range set forth above or that of recognized large cap indices, that are publicly traded on The Nasdaq Stock Market or a U.S. securities exchange, including the New York Stock Exchange and the American Stock Exchange, will be eligible for investment with respect to the Series' principal investment strategies.

      The Large Cap Value Series may, without limit, invest in commercial paper and other money market instruments rated in one of the two highest rating categories by a nationally recognized statistical rating organization in response to adverse market conditions as a temporary defensive position. The result of this action may be that the Large Cap Value Series and the Wilmington Large Cap Value Portfolio will be unable to achieve their investment objective.

      Through its investment in its corresponding Series, the Wilmington Large Cap Value Portfolio seeks to invest in stocks that are less expensive than comparable companies, as determined by price-to-earnings ratios, price-to-cash flow ratios, asset value per share or other measures. Value investing therefore may offer the potential for capital appreciation as a stock gains favor among other investors and its price rises.

      CRM relies on selecting individual stocks and does not try to predict when the stock market might rise or fall. In addition to seeking out stocks that are undervalued, it also seeks stocks neglected by financial analysts. CRM evaluates the degree of analyst recognition by monitoring the number of analysts who follow a company and recommend its purchase or sale to investors.

      CRM's investment process starts by identifying early changes in a company's operations, finances or management. CRM is attracted to companies that it believes will look different tomorrow - operationally, financially, managerially-when compared to yesterday. This type of dynamic change often creates confusion and misunderstandings and may lead to a drop in a company's stock price. Examples of change include mergers, acquisitions, divestitures, restructurings, a change of management, new market/product/means of production/distribution, regulatory change, etc. Once change is identified, CRM evaluates the company on several levels. It analyzes:

      -  Financial models based principally upon projected cash flows

      - The price of a company's stock in the context of what the market is willing to pay for stock of comparable companies and what a strategic buyer would pay for the whole company

      -  The extent of management's ownership interest in a company

      - A company's market position through corroboration of its observations and assumptions by meeting with management, customers and suppliers

      CRM also evaluates the degree of recognition of the business by investors through the monitoring of the number of sell side analysts who closely follow a company and the nature of the shareholder base. Before deciding to purchase a stock, CRM conducts an appropriate amount of business due diligence to corroborate its observations and assumptions.

      The identification of change comes from a variety of sources including the extensive use of its own proprietary database as well as a computer screening process, which is run using various criteria. In addition, CRM has an extensive network of relationships with clients, other investors, and intermediaries such as national and regional brokerage firms. The members of CRM's portfolio management team regularly meet companies and sponsor annually more than 200 company/management meetings in its New York office.

      By reviewing historical relationships and understanding the characteristics of a business, CRM establishes valuation parameters using relative ratios or target prices. In its overall assessment, CRM seeks stocks that it believes have a greater upside potential than downside risk over an 18 to 24 month holding period.

      An important function of the investment adviser is to set a price target at which the stock will be sold when there has been no fundamental change in the investment case. In setting a target price for a stock, CRM considers appreciation potential relative to risk over a two year period. CRM constantly monitors the companies held by the Large Cap Value Series to determine if there have been any fundamental changes in the factors that prompted the initial purchase of the stock. If significant changes for the better have not materialized, the stock will be sold. The initial investment case for stock purchase, which has been documented, is examined by CRM's portfolio management team. A final decision on selling the stock is made after all such factors are analyzed.

      The WILMINGTON SMALL CAP CORE PORTFOLIO invests at least 80% of its assets in equity securities of small cap companies primarily through investment in two or more affiliated mutual funds. Presently, the Portfolio invests its assets in the Small Cap Growth Series and Small Cap Value Series (together, the "Small Cap Series") of the WT Investment Trust I (the "Trust") in accordance with weightings determined by its investment adviser. Investment in the Small Cap Series is intended to give the WSCC Portfolio broad exposure to small cap companies in the U.S. equity markets. Notwithstanding the WSCC Portfolio's current strategy for investing in the Small Cap Series, it may substitute, add or subtract, at any time, the Series of the Trust in which the WSCC Portfolio invests.

      RSMC does not allocate the WSCC Portfolio's assets between the Small Cap Series according to a predetermined percentage. Instead, RSMC regularly determines the appropriate allocation, which currently ranges between 40% and 60%. When making these decisions, RSMC considers a variety of quantitative and qualitative data relating to the U.S. economy and financial markets. This data may include: projected growth trends in the U.S. economy; forecasts for interest rates and the relationship between short- and long-term interest rates (commonly referred to as the "yield curve"); current and projected trends in inflation;
relative valuation levels; volatility in the equity market; the outlook and projected growth of various industrial sectors; information relating to business cycles; borrowing trends and the cost of capital; political trends; information relating to trade balances; and labor or employment information. RSMC may also consider proprietary research provided by the investment advisers of the Small Cap Series.

      RSMC reserves the right to adjust the percentages invested in the Small Cap Series and reallocate its assets between the Small Cap Series at any time. However, tactical shifts in the allocation and the reallocation of assets between the Small Cap Series based on RSMC's analyses of the foregoing data are not expected to be large or frequent. RSMC's ability to allocate and reallocate assets among Small Cap Series, which employ alternatively growth-oriented and value-oriented stock selection techniques, allows it to take advantage of the experience of the Small Cap Series' investment advisers.

      PRINCIPAL INVESTMENT STRATEGIES OF THE SMALL CAP SERIES. Below is a discussion on the principal investment strategies of each of the Small Cap Series into which the WSCC Portfolio currently invests its assets.

      Small Cap Growth Series. The Small Cap Growth Series, under normal market conditions, invests at least 80% of its assets in the following equity or equity-related securities:

      - common stocks of U.S. corporations that have strong growth characteristics or are undervalued in the marketplace relative to underlying profitability and have a market capitalization which, at the time of purchase, is equal to or less than the capitalization of the largest stock in the S&P Small Cap 600 Index ("small cap companies")

      - options on, or securities convertible (such as convertible preferred stock, convertible bonds, warrants and debentures) into, the common stock of small cap companies

      -  options on indices of the common stock of small cap companies

      - contracts for either the future delivery, or payment in respect of the future market value, of certain indices of the common stock of small cap companies, and options upon such futures contracts

      As of September 30, 2004, the market capitalization of the companies that make up the S&P Small Cap 600 Index was between $___ million and $___ billion. Due to market price adjustments or other events after the time of purchase, it is possible that an investment's market capitalization may drift above or below this range. Nevertheless, companies whose capitalization no longer meets this definition after purchase continue to be considered small cap companies for purposes of the 80% policy. The Series is not limited to small cap companies and under normal market conditions may invest up to 20% of its assets in stocks of companies with other capitalizations.

      The Series may also invest in certain option and financial futures contracts ("derivatives") and foreign securities, including American Depositary Receipts. Roxbury Capital Management, LLC ("Roxbury"), the Small Cap Growth Series' investment adviser, uses a bottom up approach to identify new investment opportunities and to evaluate existing investments on an ongoing basis to determine continued suitability. Roxbury selects stocks it believes exhibit consistent, above average growth prospects. Through research and its understanding of business fundamentals, Roxbury seeks to identify companies with sound economic business models, reputable managements, strong competitive positions, and the ability to grow their businesses in a variety of economic environments. Additionally, all investments undergo a valuation analysis to estimate their risk/reward characteristics.

      At the time of purchase, individual stock holdings may represent up to 5% of the Series' value. Due to market price fluctuations, individual stock holdings may exceed 5% of the value of the total portfolio. The Series may over or underweight certain industries and sectors based on Roxbury's opinion of the relative attractiveness of companies within those industries and sectors. The Series may not invest in more than 10% of the outstanding shares of a company.

      The frequency of portfolio transactions and the Series' turnover rate will vary from year to year depending on the market. A higher turnover rate increases transaction costs (i.e., brokerage commissions) and adverse tax consequences for Series' shareholders. With frequent trading activity, a greater proportion of any dividends paid out by the Series will be characterized as ordinary income, which is taxed at higher rates than long-term capital gains. Such factors may have the effect of lowering overall fund performance. Under normal market conditions, the Series' turnover rate is expected to be less than 200%.

      In order to respond to adverse market, economic, political or other conditions, the Series may assume a temporary defensive position and invest without limit in commercial paper and other money market instruments that are rated investment grade by a nationally recognized statistical rating organization, or determined by Roxbury to be of comparable quality. The result of this action may be that the Series and the WSCC Portfolio will be unable to achieve its investment objective. The Series also may use other strategies and engage in other investment practices.

      Small Cap Value Series. The Small Cap Value Series invests, under normal market conditions, at least 80% of its total assets in a diversified portfolio of the following equity or equity-related securities:

      - common and preferred stocks of U.S. corporations that have market capitalizations, at the time of purchase, equal to those in the Russell 2000 Value Index and are publicly traded on a U.S. securities market.

      - securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of small cap companies

      -  warrants

      The Series is a diversified portfolio of U.S. equity or equity-related securities of small cap companies that are judged by CRM, the investment adviser of the Series, to be undervalued in the marketplace relative to underlying profitability. The market capitalization range of the Russell 2000 Value Index changes constantly; as of September 30, 2004, the range was from $__ million to $__ billion.

      CRM uses a value investing strategy and process for the Small Cap Value Series substantially similar to that which it employs for the Large Cap Value Series as described in detail earlier in this prospectus.

      The frequency of portfolio transactions and the Series' turnover rate will vary from year to year depending on the market. A higher turnover rate increases transaction costs (i.e., brokerage commissions) and adverse tax consequences for Series' shareholders. With frequent trading activity, a greater proportion of any dividends paid out by the Series will be characterized as ordinary income, which is taxed at higher rates than long-term capital gains. Such factors may have the effect of lowering overall Series' performance. Under normal market conditions, the Series' turnover rate is expected to be less than 100%.

      The Series may, without limit, invest in commercial paper and other money market instruments rated in one of the two highest rating categories by a nationally recognized statistical rating organization, in response to adverse market conditions, as a temporary defensive position. The result of this action may be that the Series will be unable to achieve its investment objective. The Series also may use other strategies and engage in other investment practices.

      Each of the Large Cap Core, Large Cap Value and Small Cap Series also may use other strategies and engage in other investment practices, which are more fully described in our Statement of Additional Information ("SAI").

ADDITIONAL RISK INFORMATION

      The following is a list of certain risks that may apply to your investment in a Portfolio. Further information about investment risks is available in our
SAI:

      - MARKET RISK: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

      - UNDERLYING SERIES RISKS. Because each Portfolio invests all of its assets in one or more Series, the risks associated with investing in a Portfolio are closely related to the risks associated with the securities and other investments held by the Series in which a Portfolio invests. The ability of a Portfolio to achieve its investment objective will depend upon the ability of its underlying Series to achieve such Series' objectives. There can be no assurance that the investment objective of any Series will be achieved. A Portfolio's net asset value will fluctuate in response to changes in the net asset values of the underlying Series in which it invests.

         With respect to the WSCC Portfolio, the extent to which the investment performance and risks associated with the Portfolio correlate to those of a particular Series will depend upon the extent to which a Portfolio's assets are invested in an underlying Series. To the extent the Portfolio invests a significant portion of its assets in an underlying Series, it will be particularly sensitive to the risks associated with that underlying Series.

         The following principal risks are associated with investments in the Series and, indirectly, with your investment in a Portfolio. Each Series may be subject to additional principal risks other than those described below because the types of investments made by a Series can change over time. The summary is not intended to be exhaustive. For a additional technical and legal descriptions of these risks and the securities and investment techniques used by the Series, please refer to our SAI.

      - MASTER/FEEDER RISK: While the master/feeder structure is designed to add flexibility and reduce costs, it may not do so, and the Wilmington Large Cap Value and Wilmington Large Cap Core Portfolios might encounter operational or other complications. For example, large- scale redemptions by other feeders, if any, of their shares in a master fund could have adverse effects on your feeder fund, such as requiring the liquidation of a substantial portion of a master fund's holdings at a time when it may be disadvantageous to do so. Also, other feeders of a master fund may have a greater ownership interest in the master fund than your feeder fund has, and, therefore, could have effective voting control over the operation of a master fund.

      - ALLOCATION RISK: The WSCC Portfolio's investment performance depends, in part, upon how its assets are allocated and reallocated between the Small Cap Series. A principal risk of investing in the Portfolio is that RSMC, its investment adviser, will make less than optimal or poor asset allocation decisions and that RSMC will make less than optimal decisions in selecting other Series in which it invests the Portfolio's assets. RSMC attempts to identify asset classes and sub-classes represented by the underlying Series that will provide consistent performance for the Portfolio, but there is no guarantee that RSMC's allocation or selection techniques will produce the desired results. It is possible that RSMC will focus on Series that perform poorly or under perform other available Series under various market conditions.

      - DERIVATIVES RISK: Some of a Series' investments may be referred to as "derivatives" because their value depends on, or is derived from, the value of an underlying asset, reference rate or index. These investments include options, futures contracts and similar investments that may be used in hedging and related income strategies. The market value of derivative instruments and securities is sometimes more volatile than that of other investments, and each type of derivative may pose its own special risks. As a fundamental policy, no more than 15% of a Series' total assets may be committed or exposed to derivative strategies.

      - FOREIGN SECURITY RISK. The risk of losses due to political, regulatory, economic, social or other uncontrollable forces in a foreign country not normally associated with investing in the U.S. markets.

      - GROWTH INVESTING RISK: The risk that an investment in a growth-oriented portfolio, which invests in growth-oriented companies, will be more volatile than the rest of the U.S. market as a whole.

      - VALUE INVESTING RISK: The risk that investments in companies whose securities are believed to be undervalued, relative to their underlying profitability, do not appreciate in value as anticipated.

      - SMALL CAP RISK: Small cap companies may be more vulnerable than larger companies to adverse business or economic developments. Small cap companies may also have limited product lines, markets or financial resources, may be dependent on relatively small or inexperienced management groups and may operate in industries characterized by rapid technological obsolescence. Securities of such companies may be less liquid and more volatile than securities of larger companies and therefore may involve greater risk than investing in larger companies.

      - LIQUIDITY RISK: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

      - OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

      - VALUATION RISK: The risk that a Series has valued certain of its securities at a higher price than they can be sold.

MANAGEMENT OF THE PORTFOLIOS

The Board of Trustees of WT Mutual Fund has oversight responsibility of the management, activities and affairs of the Portfolios and has approved contracts with various organizations to provide, among other services, the day-to-day management required by a Portfolio and its shareholders.

INVESTMENT ADVISER

      Rodney Square Management Corporation ("RSMC"), 1100 North Market Street, Wilmington, Delaware 19890, serves as investment adviser to the Large Cap Core Series and the Wilmington Small Cap Core Portfolio. RSMC is a wholly owned subsidiary of Wilmington Trust Corporation, which is a publicly held financial services holding company. As the Series and WSCC Portfolio's investment adviser, RSMC has overall responsibility for directing the Series and the WSCC Portfolio's investments. In the past, RSMC has provided asset management services to other mutual funds, individuals, personal trusts, municipalities, corporations and other organizations. Presently, RSMC provides services exclusively to investment companies sponsored by it or its affiliates. As of September 30, 2004, RSMC had $______ billion assets under management.

      For the twelve months ended June 30, 2004, RSMC received advisory fees (after fee waivers) of 0.62% for the Large Cap Core Series as a percentage of the Series' average daily net assets. RSMC received no remuneration for its advisory services provided to the WSCC Portfolio. The WSCC Portfolio, however, incurs indirectly a proportionate share of the advisory fees paid to RSMC's affiliates, CRM and Roxbury, for advisory services provided to the Small Cap Series in which the Portfolio invests.

      Cramer Rosenthal McGlynn LLC ("CRM"), 520 Madison Avenue, New York, New York 10022, serves as the investment adviser to the Large Cap Value Series and Small Cap Value Series. As the Series' investment adviser, CRM has the overall responsibility for directing the Series' investments. CRM and its predecessors have managed equity investments for mutual funds, corporate pension funds, educational, community, religious and private endowments and foundations as well as for individuals in a value oriented style across broad range of market capitalizations, and has been in business for more than thirty years. As of September 30, 2004, CRM had over $____ billion of assets under management.

      For the twelve months ended June 30, 2004, CRM received advisory fees of 0.55% for the Large Cap Value Series, as a percentage of the Series' average daily net assets.

      Roxbury Capital Management, LLC ("Roxbury"), 100 Wilshire Boulevard, Suite 1000, Santa Monica, California 90401, serves as the investment adviser for the Small Cap Growth Series. As the Series' investment adviser, Roxbury has the overall responsibility for directing the Series' investments. Roxbury has provided investment advisory services in a growth style to individuals, mutual funds [. . . ]. As of September 30, 2003, Roxbury had assets under management of approximately $3.1 billion.

      For the twelve months ended June 30, 2004, Roxbury received fees of 1.0% for the Small Cap Growth Series, as a percentage or the Series' average daily net assets.

PORTFOLIO MANAGEMENT

      WILMINGTON LARGE CAP CORE PORTFOLIO. The day-to-day management of the Large Cap Core Series is the responsibility of RSMC's Core Team. The Core Team meets daily to make investment decisions for the Series.

      WILMINGTON LARGE CAP VALUE PORTFOLIO. The day-to-day management of the Large Cap Value Series is shared by a team of individuals employed by CRM. Ronald H. McGlynn and Jay B. Abramson are responsible for the general oversight of the team and its day-to-day management of the Series. Each portfolio manager's business experience and educational background is as follows:

      - Ronald H. McGlynn is a Co-founder, Chief Executive Officer and President of CRM and has over 34 years of investment experience. Prior to co-founding CRM in 1973, Mr. McGlynn was a Portfolio Manager at Oppenheimer & Co. He received a B.A. from Williams College and an M.B.A. from Columbia University.

      - Jay B. Abramson, CPA is an Executive Vice President of CRM. Mr. Abramson joined CRM in 1985 and is responsible for investment research and portfolio management. Mr. Abramson received a B.S.E. and J.D. from the University of Pennsylvania Wharton School and Law School, respectively, and is a Certified Public Accountant.

      - James P. Stoeffel, CPA joined CRM as a Vice President in March 2001 and is responsible for portfolio management and investment research. Prior to joining CRM, Mr. Stoeffel was the Director of Research at Palisade Capital Management from March 1999 to March 2001. Prior to that, he was Vice President in the Emerging Growth Stocks Research Group at Salomon Smith Barney from March 1993 to March 1999. He served as a Senior Financial Analyst/Assistant Treasurer with Ticor Title Insurance Co., and as an auditor. Mr. Stoeffel earned a B.A. from Washington & Lee University and an M.B.A. from New York University's Stern School of Business and is a Certified Public Accountant.

      - Kevin M. Chin is a Vice President of CRM. Mr. Chin joined the firm in 1989 and is responsible for investment research. Prior to joining CRM, Mr. Chin was a Financial Analyst for the Mergers and Acquisitions Department of Morgan Stanley and a Risk Arbitrageur with The First Boston Corporation. He received a B.S. from Columbia University School of Engineering & Applied Science.

      - Adam L. Starr is a Vice President of CRM. Mr. Starr joined CRM in 1999 and is responsible for portfolio management and research. Prior to joining CRM, he was a Partner and Portfolio Manager at Weiss, Peck & Greer, LLC from 1992 to 1999. Previously, he was an Analyst and Portfolio Manager at Charter Oak Partners from 1990 to 1992 and First Manhattan Company. Mr. Starr earned a B.A. from Clark University and an M.B.A. from Columbia University.

      - Carl D. Brown joined CRM in April 1999 and is a Research Analyst. Prior to joining CRM, Mr. Brown was a Tax Consultant and CPA at KPMG Peat Marwick from 1994 to April 1999. He earned a B.A. from the University of Pennsylvania in 1994 and an M.B.A. from New York University's Stern School of Business in 1996.

      - Brendan J. Hartman joined CRM in March 2001 as a Research Analyst. Prior to joining CRM, Mr. Hartman was a Research Analyst at Donaldson, Lufkin & Jenrette from October 1997 to February 2001 and at Salomon Brothers from June 1996 to October 1997. His other work experience includes Latin American Telecom Analyst at Smith New Court, and Latin American Telecom & Latin American Metal & Mining Analyst at HSBC/James Capel from 1995 to 1996. He earned a B.A. from Lehigh University in 1990 and an M.B.A. from New York University's Stern School of Business in 1996.

      - Terry Lally, CFA is a Vice President of CRM and joined the firm in 2000. He is responsible for investment research. Prior to joining CRM, Mr. Lally worked for nine years at The Prudential in U.S. small cap and emerging market equity analysis, corporate finance, and equity trading. Mr. Lally earned a B.B.A. from the University of Notre Dame in 1989, an M.B.A. from Harvard University in 1995, and is a Chartered Financial Analyst.

      - Michael J. Caputo joined CRM as a Research Analyst in August 2002. Prior to joining CRM, he was a Vice President in Corporate Finance at Morgan Stanley from March 2000 to August 2002. Prior to that, he worked in Corporate Finance at Lehman Brothers from August 1998 to March 2000 and at Dillon Reed from August 1996 to August 1998. Mr. Caputo earned a B.A. from the University of Notre Dame and an M.B.A. from the Wharton School.

      WILMINGTON SMALL CAP CORE PORTFOLIO. The management of the WSCC Portfolio is the responsibility of a group of RSMC investment professionals, which makes its investment decisions based, in part, upon asset allocation strategy models prepared by the Investment Strategy Team. The Investment Strategy Team is comprised of investment professionals at RSMC and its affiliates that meets regularly to formulate the asset allocation strategy models based upon various factors, including current market and economic conditions, for use by RSMC and its affiliates in their investment management activities.

      During fiscal 2004, the WSCC Portfolio allocated its assets between the Small Cap Growth Series and Small Cap Value Series.

      The day-to-day portfolio management of the Small Cap Growth Series is the responsibility of Roxbury's investment committee. The investment committee meets regularly to make investment decisions for the Series and relies on Roxbury's research team. The business experience of individuals at Roxbury primarily responsible for researching and recommending investment opportunities for the Series is as follows:

      - Steve Marshman, CFA joined Roxbury in July 2002 and has eleven years of investment management experience. Mr. Marshman is a member of Roxbury's Small Cap Growth Investment Team. From 1995 to 2002, Mr. Marshman was with Columbia Funds Management Company ("Columbia") where he was a Portfolio Manager for the Small/Mid-Cap Investment Team as well as an Equity Analyst focusing on Small-Mid Cap securities. His responsibilities at Columbia also included Portfolio Management for Columbia's Technology Fund. Prior to joining Columbia, Mr. Marshman was a fighter pilot in the US Air Force.

      - Robert Marvin, CFA, CPA joined Roxbury in July 2002 and has ten years of investment management experience. Mr. Marvin is a member of Roxbury's Small Cap Growth

         Investment Team. From 1998 to 2002, Mr. Marvin was with Columbia where he was a Portfolio Manager in the Small/Mid-Cap Investment Team as well as an Equity Analyst focusing on Small-Mid Cap securities. Prior to joining Columbia, he was Vice President and Consumer Analyst for The Seidler Companies, a Los Angeles based boutique research and brokerage firm. Mr. Marvin began his career at Deloitte & Touche where he earned his CPA and became a Senior Consultant.

      - Brian Smoluch, CFA joined Roxbury in July 2002 and has seven years of investment management experience. Mr. Smoluch is a member of Roxbury's Small Cap Growth Investment Team. From 1996 to 2002, Mr. Smoluch was with Columbia where he was a Portfolio Manager in the Small/Mid-Cap Investment Team as well as an Equity Analyst focusing on Small-Mid Cap securities.

      The day-to-day management of the Small Cap Value Series is shared by a team of individuals employed by CRM. Ronald H. McGlynn and Jay B. Abramson are responsible for the general oversight of the team and its day-to-day management of the Series. Each portfolio manager's business experience and educational background is set forth earlier above under "Wilmington Large Cap Value Portfolio."

                               SERVICE PROVIDERS

      The chart below provides information on the Portfolios' and the Series' primary service providers.

Asset                                                                                   Shareholder
Management                                                                              Services

      INVESTMENT ADVISERS                                                                              TRANSFER AGENT
Rodney Square Management Corp.                                                                           PFPC Inc.
   1100 North Market Street                                                                           760 Moore Road
     Wilmington, DE 19890                                                                        King of Prussia, PA 19406

Cramer Rosenthal McGlynn, LLC
      520 Madison Avenue
      New York, NY 10022

Manages each Series' investment                                                           Handles certain shareholder services,
          activities.                                                                          including recordkeeping and
                                                                                         statements, payment of distributions and
                                                                                           processing of buy and sell requests.

                                                            WT MUTUAL FUND

                                                 WILMINGTON LARGE CAP CORE PORTFOLIO
                                                 WILMINGTON LARGE CAP VALUE PORTFOLIO
                                                 WILMINGTON SMALL CAP CORE PORTFOLIO

Fund                                                                                    Asset
Operations                                                                              Safe Keeping

                ADMINISTRATOR                                                                           CUSTODIAN

        Rodney Square Management Corp.                                                           Wilmington Trust Company
           1100 North Market Street                                                              1100 North Market Street
             WILMINGTON, DE 19890                                                                  Wilmington, DE 19890


            SUB-ADMINISTRATOR AND
               ACCOUNTING AGENT

                  PFPC Inc.
             301 Bellevue Parkway
             Wilmington, DE 19809

 Provides facilities, equipment and personnel                                              Holds each Portfolio's and each Series'
 to carry out administrative services related                                             assets, settles all portfolio trades and
    to each Portfolio and calculates each                                                    collects most of the valuation data
      Portfolio's NAV and distributions.                                                  required for calculating each Portfolio's
                                                                                               and each Series' NAV per share.

                                                Distribution

                                                            DISTRIBUTOR
                                                Professional Funds Distributor, LLC
                                                        760 Moore Road
                                                   King of Prussia, PA 19406
                                                 Distributes the Portfolios' shares.

                             SHAREHOLDER INFORMATION

PRICING OF SHARES

      The Series value their assets based on current market values when such values are available. These prices normally are supplied by a pricing service. Any assets held by a Series that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that PFPC determines the daily net asset value per share. To determine the value of those securities, PFPC may use a pricing service that takes into account not only developments related to specific securities, but also transactions in comparable securities. Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees.

      PFPC Inc. determines the NAV per share of each Portfolio as of the close of regular trading on the New York Stock Exchange (the "Exchange") (currently 4:00 p.m. Eastern time), on each business day (i.e., a day that the Exchange and the transfer agent are open for business). The NAV is calculated by adding the value of all securities and other assets in a Portfolio, deducting its liabilities and dividing the balance by the number of outstanding shares in that Portfolio. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent and under no circumstances will any order be accepted for purchase, redemption or exchange after the NAV calculation.

PURCHASE OF SHARES

      Portfolio shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment in Investor Shares of each Portfolio is $1,000. Additional investments in a Portfolio may be made in any amount. You may purchase shares as specified below.

      You may also purchase shares if you are a client of Wilmington Trust through your trust or corporate cash management accounts. If you are a client of an institution (such as a bank or broker-dealer (hereinafter "Service Organization")) that has entered into a servicing agreement with the Portfolios' distributor, you may also purchase shares through such Service Organization. You should also be aware that you may be charged a fee by Wilmington Trust or the Service Organization in connection with your investment in the Portfolios. If you wish to purchase Portfolio shares through your account at Wilmington Trust or a Service Organization, you should contact that entity directly for information and instructions on purchasing shares.

BY MAIL: You may purchase shares by sending a check drawn on a U.S. bank payable to Wilmington Equity Portfolios, indicating the name and class of the Portfolio, along with a completed application (included at the end of this prospectus). If a subsequent investment is being made, the check should also indicate your Portfolio account number. When you make purchases by check, each Portfolio may withhold payment on any redemption until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

Regular mail:                           Overnight mail:
-------------                           ---------------
Wilmington Equity Portfolios            Wilmington Equity Portfolios
c/o PFPC Inc.                           c/o PFPC Inc.
P.O. Box 9828                           760 Moore Road
Providence, RI 02940                    King of Prussia, PA 19406

      BY WIRE: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) 336-9970 for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.

      ADDITIONAL INFORMATION REGARDING PURCHASES: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any business day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following business day. Any purchase order may be rejected if a Portfolio determines that accepting the order would not be in the best interest of the Portfolio or its shareholders. It is the responsibility of Wilmington Trust or the Service Organization to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above. For information on other ways to purchase shares, including through an individual retirement account (IRA), an Automatic Investment Plan or a Payroll Investment Plan, please refer to our SAI.

REDEMPTION OF SHARES

      You may sell your shares on any business day. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. If held for more than 60 days, there is no fee when Portfolio shares are redeemed. If shares are redeemed within 60 days of purchase, a redemption fee of 1.00% of the redemption amount may be charged. (See "Redemption Fee" below.) It is the responsibility of Wilmington Trust or the Service Organization to transmit redemption orders and credit their customers' accounts with redemption proceeds on a timely basis. Redemption checks are normally mailed on the next business day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the transfer agent before 4:00 p.m. Eastern time) or the next business day (if received after 4:00 p.m. Eastern time or on a non-business day), but never later than 7 days following such receipt. If you purchased your shares through an account at Wilmington Trust or a Service Organization, you should contact Wilmington Trust or the Service Organization for information relating to redemptions. The Portfolio's name and your account number should accompany any redemption requests.

      REDEMPTION FEES: Each Wilmington Portfolio will impose a fee of 1.00% of the total redemption amount (calculated at market value) if you sell your shares within 60 days of your purchase of such shares. This fee will apply to redemptions processed for the purpose of receiving redemption proceeds or processing an exchange between the Wilmington Portfolios (a list of which is shown under the heading "EXCHANGE OF SHARES" elsewhere in this prospectus. This fee is paid directly to a Portfolio and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. For purposes of determining whether this fee applies, the shares that you have held the longest will be redeemed or exchanged first. This fee may not apply in certain circumstances, such as redemptions or exchanges processed from Wilmington Trust corporate cash management or trust accounts and certain omnibus accounts (including 401(k) plans), and in the event of shareholder death or disability. See "EXCHANGE OF SHARES" for additional information regarding the exchange of shares of a Wilmington Portfolio.

      MARKET TIMING: The Portfolios are not designed to accommodate market timing or repetitive trading. "Market timing" is defined as effecting frequent trades into or out of a Portfolio in an effort to anticipate or time price movements. A Portfolio may restrict or refuse purchase or exchange orders by market timers or by those persons the Portfolio or the Distributor believe are engaging in similar trading activity. Market timing can adversely impact the ability of an investment adviser to invest assets in an orderly, long-term manner, which in turn may adversely impact the expenses and the performance of a Portfolio. There is no guaranty that the Portfolios or their agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence.


      BY MAIL: If you redeem your shares by mail, you should submit written instructions with a signature guarantee. A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. Your written instructions must include the Portfolio name, your Portfolio account number, your printed name and your signature and should be mailed, with your signature guarantee, to:

Regular mail:                                Overnight mail:
-------------                                ---------------
Wilmington Equity Portfolios                 Wilmington Equity Portfolios
c/o PFPC Inc.                                c/o PFPC Inc.
P.O. Box 9828                                760 Moore Road
Providence, RI 02940                         King of Prussia, PA 19406

      BY TELEPHONE: If you prefer to redeem your shares by telephone you may elect to do so, however, there are risks. The Portfolios have safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine, in order to mitigate the risk of fraudulent acts. If such safeguards and procedures are followed, you will bear the risk of any losses.

      ADDITIONAL INFORMATION REGARDING REDEMPTIONS: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Portfolio account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Portfolio account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Portfolio account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a signature guarantee. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds the Portfolio shares.

      If shares to be redeemed represent a recent investment made by check, each Portfolio reserves the right to withhold the redemption proceeds until it believes that the check has been collected (which could take up to 10 days).

      SMALL ACCOUNTS: If the value of your investment in a Portfolio falls below $500, the Portfolio may ask you to increase your balance. If the account value is still below $500 after 60 days, the Portfolio may close your account and send you the proceeds. The Portfolio will not close your account if it falls below $500 solely as a result of a reduction in your account's market value.

      The Large Cap Value Portfolio reserve the right to make "redemptions in kind" - payments of redemption proceeds in portfolio securities rather than cash
- if the amount redeemed is large enough to affect their respective Series' operations (for example, if it represents more than 1% of the Series' assets).

      For additional information on other ways to redeem shares, please refer to our SAI.

EXCHANGE OF SHARES

You may exchange all or a portion of your shares in a Portfolio for Investor Shares of the following funds ("Wilmington Portfolios"):

Wilmington Premier Money Market Portfolio
Wilmington Short/Intermediate Bond Portfolio
Wilmington Broad Market Bond Portfolio
Wilmington Municipal Bond Portfolio
Wilmington Short-Term Income Portfolio
Wilmington Large Cap Core Portfolio
Wilmington Small Cap Core Portfolio
Wilmington International Multi-Manager Portfolio
Wilmington Large Cap Value Portfolio
Wilmington Large Cap Strategic Allocation Fund
Wilmington Mid Cap Strategic Allocation Fund
Wilmington Small Cap Strategic Allocation Fund

      Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. See "Taxes" for a discussion of the tax effect on an exchange of shares.

      Exchange transactions will be subject to the minimum initial investment and other requirements of the Portfolio into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder's account of less than $500.

      FEES ON EXCHANGES: If held for more than 60 days, there is no fee when Portfolio shares are redeemed to process an exchange for your account. If shares are redeemed within 60 days of purchase, a fee of 1.00% of the redemption amount necessary for the exchange may be charged. See "Redemption of Shares" for additional information regarding redemptions and this fee.

      To obtain prospectuses of the other Wilmington Portfolios call (800) 336-9970. To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in a trust account with Wilmington Trust or in an account with a Service Organization, contact Wilmington Trust or the Service Organization. The Portfolios may terminate or modify the exchange offer described here and will give you 60 days' notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of the Portfolio shares to be acquired through such exchange may be legally made.

DISTRIBUTIONS

      Distributions from the net investment income, if any, of each Portfolio are declared and paid annually to you. Any net capital gain realized by a Portfolio will be distributed annually.

      Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

      As long as a Portfolio meets the requirements for being a "regulated investment company," it pays no Federal income tax on the earnings and gains it distributes to shareholders. While each Portfolio may invest in securities that earn interest exempt from Federal income tax, the Portfolios invest primarily in taxable securities. The Portfolios' distributions of net investment income and net short-term capital gains, if any, whether received in cash or reinvested in additional Portfolio shares, are generally taxable to you as ordinary income. Each Portfolio will notify you following the end of the calendar year of the amount of dividends and other distributions paid that year.

      The Portfolios' distributions of a net capital gain, if any, whether received in cash or reinvested in additional Portfolio shares, are taxable to you as long-term capital gain regardless of the length of time you have held your shares. You should be aware that if Portfolio shares are purchased shortly before the record date for any dividend or net capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution. The Large Cap Value Portfolio anticipates the distribution of net investment income.

      It is a taxable event for you if you sell or exchange shares of any Portfolio. Depending on the initial purchase price of the shares being sold or exchanged and the sale price of the shares you sell or exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

      STATE AND LOCAL INCOME TAXES: You should consult your tax adviser concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

      This section is only a summary of some important income tax considerations that may affect your investment in a Portfolio. More information regarding those considerations appears in our SAI. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

                            DISTRIBUTION ARRANGEMENTS

      Professional Funds Distributor, LLC ("Distributor") manages the Portfolios' distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreements with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. Other than the Rule 12b-1 fees described below, the Portfolios do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

RULE 12b-1 FEES

      The Investor Shares of each Portfolio has adopted a distribution plan under Rule 12b-1 that allows a Portfolio to pay a fee to the Distributor for the sale and distribution of Investor Shares, and for services provided to shareholders of Investor Shares. Because these fees are paid out of a Portfolio's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum distribution fee that a Portfolio can charge is 0.25% of a Portfolio's Investor Shares average daily net assets.

PORTFOLIO STRUCTURE

      Other institutional investors, including other mutual funds, may invest in the Series. The master/feeder and "fund-of-funds" structures enable various institutional investors, including the Portfolios, to pool their assets, which may be expected to result in economies of scale by spreading certain fixed costs over a larger asset base and providing purchasing power. Each shareholder of a Series, including the Portfolios, will pay its proportionate share of Series' expenses. For reasons relating to costs or a change in investment goal, among others, a Portfolio could switch to another Series or in the case of the WSCC Portfolio allocate among different Series, or decide to manage its assets itself. No Portfolio is currently contemplating such a move.

SHARE CLASSES

      The Portfolios issue Investor and Institutional Shares. Each class of shares bears a pro rata portion of a Portfolio's common expenses in addition to expenses directly attributable to that class. Institutional Shares are offered to retirement plans and other institutional investors. Investor Shares pay a Rule 12b-1 distribution fee. Any investor may purchase Investor Shares.

                                    GLOSSARY

"CAP":

Cap is short for market capitalization and refers to the market value of all of a company's common stock on the stock market.

FUNDAMENTAL POLICY:

An investment policy that may not be changed or deviated from without shareholder approval.

FUND EXPENSES:

Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder distribution, administration and custody services.

INDEX:

An index is a broad measure of the market performance of a specific group of securities in a particular market, or securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

INVESTMENT ADVISER:

An investment adviser makes investment decisions for a mutual fund and continuously reviews, oversees and administers the fund's investment program. The Board of Trustees supervises the investment adviser (as well as all service providers) and establishes policies that the investment adviser must follow in its management activities.

MUTUAL FUND:

A mutual fund pools shareholders' money and, using a professional investment manager, invests it in securities like stocks and bonds. Each Portfolio is a separate mutual fund.

NET ASSET VALUE OR "NAV":

NAV = Assets - Liabilities
      --------------------
      Outstanding Shares

NET INVESTMENT INCOME:

Net investment income consists of interest and dividends earned by a fund on its investments less accrued expenses.

TOTAL RETURN:

Total return is a measure of the per-share change in the total value of a fund's portfolio, including any distributions paid to you. It is measured from the beginning to the end of a specific time period.

VALUE FUNDS:

Value funds invest in the common stock of companies that are considered by the investment adviser to be undervalued relative to their underlying profitability, or rather their stock price does not reflect the value of the company.

                              FOR MORE INFORMATION

FOR INVESTORS WHO WANT MORE INFORMATION ON THE PORTFOLIOS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

      ANNUAL/SEMI-ANNUAL REPORTS: These reports contain performance data and information on portfolio holdings, operating results and a discussion of the market conditions and investment strategies that significantly affect the Portfolios' performance for the most recently completed fiscal year or half-year.

      STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides additional technical and legal descriptions of the Portfolios' policies, investment restrictions, risks, and business structure. The information in the SAI is incorporated into this prospectus by this reference.

      Copies of these documents and answers to questions about the Portfolios may be obtained free of charge by contacting:

      WT Mutual Fund
      c/o PFPC Inc.
      760 Moore Road
      King of Prussia, Pennsylvania 19406
      (800) 336-9970
      9:00 a.m. to 5:00 p.m. Eastern time

      Information about the Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, DC, 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Portfolios may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.

FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL 1-(800)-336-9970.

            The investment company registration number is 811-08648.

                 WILMINGTON LARGE CAP STRATEGIC ALLOCATION FUND
                  WILMINGTON MID CAP STRATEGIC ALLOCATION FUND
                 WILMINGTON SMALL CAP STRATEGIC ALLOCATION FUND
                WILMINGTON INTERNATIONAL MULTI-MANAGER PORTFOLIO
                        WILMINGTON REAL ESTATE PORTFOLIO

                                OF WT MUTUAL FUND
                              INSTITUTIONAL SHARES

                     PROSPECTUS DATED _______________, 2004

      This prospectus gives vital information about these mutual funds, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

      Please note that these Funds:

            -     are not bank deposits

            - are not obligations of, or guaranteed or endorsed by Wilmington Trust Company or any of its affiliates

            -     are not federally insured

            - are not obligations of, or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other government agency

            -     are not guaranteed to achieve their goal(s)

      Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

TABLE OF CONTENTS

FUND DESCRIPTIONS -- A LOOK AT THE OBJECTIVES, STRATEGIES, RISKS, FEES AND
EXPENSES OF THE FUNDS

        SUMMARY
               Wilmington Strategic Allocation Funds...........................
               Wilmington International Multi-Manager Portfolio................
               Wilmington Real Estate Portfolio................................
        PERFORMANCE INFORMATION................................................
        FEES AND EXPENSES......................................................
        EXPENSE EXAMPLE........................................................
ADDITIONAL INVESTMENT INFORMATION
               Investment Objectives...........................................
               Primary Investment Strategies...................................
               The Underlying Series of the Strategic Allocation Funds.........
               Additional Risk Information.....................................
               Financial Highlights............................................
               Management of the Fund..........................................
SERVICE PROVIDERS..............................................................
SHAREHOLDER INFORMATION
               Pricing of Shares...............................................
               Purchase of Shares..............................................
               Redemption of Shares............................................
               Exchange of Shares..............................................
               Distributions...................................................
               Taxes...........................................................
DISTRIBUTION ARRANGEMENTS
               Fund Structure..................................................
               Share Classes...................................................
GLOSSARY.......................................................................
FOR MORE INFORMATION...........................................................

 For information about key terms and concepts, please refer to the "Glossary."

                                FUND DESCRIPTIONS

SUMMARY

                        WILMINGTON LARGE CAP STRATEGIC ALLOCATION FUND WILMINGTON MID CAP STRATEGIC ALLOCATION FUND WILMINGTON SMALL CAP STRATEGIC ALLOCATION FUND

Investment Objective       The investment objective of each of the Wilmington
                           Large Cap Strategic Allocation Fund, the Wilmington
                           Mid Cap Strategic Allocation Fund and the Wilmington
                           Small Cap Strategic Allocation Fund (each a "Fund" and collectively, the "Strategic Funds") is to achieve long-term capital appreciation.

Investment Focus           Equity or equity-related securities

Share Price Volatility     High

Principal Investment       The Strategic Funds do not buy investment securities
Strategies                 directly. Instead, each Fund pursues its investment
                           objective by investing in other affiliated mutual funds of WT Investment Trust I ("Series"). Each Fund invests its assets in the Series in accordance with weightings determined by the investment adviser.

                           -        The WILMINGTON LARGE CAP STRATEGIC
                                    ALLOCATION FUND invests at least 80% of its assets in shares of Series, which invest primarily in equity securities of large cap companies, in order to give the Fund broad exposure to large companies in the U.S. equity markets. Currently, the Fund invests in shares of the Large Cap Quantitative Series and the Large Cap Multi-Manager Series; however, at any time, the Fund's investment adviser, Rodney Square Management Corporation ("RSMC"), may substitute, add or subtract Series in which the Fund invests.

                           - The WILMINGTON MID CAP STRATEGIC ALLOCATION FUND invests at least 80% of its assets in shares of two or more Series, which invest primarily in equity securities of mid cap companies, in order to give the Fund broad exposure to medium-sized companies in the U.S. equity markets. Currently, the Fund invests in shares of the Mid Cap Quantitative Series and the Mid Cap Multi-Manager Series; however, at any time, the Fund's investment adviser, RSMC, may substitute, add or subtract Series in which the Fund invests.

                           -        The WILMINGTON SMALL CAP STRATEGIC
                                    ALLOCATION FUND invests at least 80% of its assets in shares of two or more Series, which invest primarily in equity securities of small cap companies, in order to give the Fund broad exposure to small companies in the U.S. equity markets. Currently, the Fund invests in shares of the Small Cap Quantitative Series and the Small Cap Multi-Manager Series; however, at any time, the Fund's investment adviser, RSMC, may substitute, add or subtract Series in which the Fund invests.

                           In deciding how to allocate a Fund's assets among Series, the investment adviser considers its outlook for the U.S. economy and financial markets, and the relative market valuations and volatility of the Series. Each Fund normally invests 0% to

                           60% of its assets in a Quantitative Series and 40% to 100% of its assets in a Multi-Manager Series. The investment adviser reserves the right to adjust the percentages invested in a Series.

Principal Risks            -        The Funds are subject to the risks
                                    summarized below and further described under the heading "Additional Risk Information" in this prospectus.

                           - A principal risk of investing in a Fund is that the investment adviser's techniques for allocation among two or more Series and selection of Series will not produce the desired results, and therefore a Fund may not achieve its investment objective.

                           - The value of your investment in a Fund is directly related to the investment performance of the Series in which it invests. Therefore, the principal risks of investing in a Fund are closely related to the principal risks associated with the underlying Series and their investments. Because the Fund's allocation of assets among two or more Series will vary, your investment may be subject to any and all of these risks at different times and to different degrees.

                           - An investment in a Fund is not a deposit of Wilmington Trust Company or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency.

                           - It is possible to lose money by investing in a Fund. There is no guarantee that the stock market or the securities in which the Series invest will increase in value.

                           - A Fund's share price will fluctuate in response to changes in the market value of the Series' investments. Market value changes result from business or economic developments affecting an issuer as well as general market and economic conditions.

                           - Growth-oriented investments may be more volatile than the rest of the U.S. stock market as a whole.

                           - A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated.

                           - Because each Multi-Manager Series employs a multi-manager approach, the interplay of the various strategies employed by the investment adviser and sub-advisers may result in a Series holding large positions in certain types of securities, industries or sectors, which may have a negative effect on performance.

                           - Each Series may use equity derivatives to pursue its investment objective. The use of derivatives may expose a Series to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Series to experience higher losses than a fund that does not use derivatives.

                           - Small and mid cap companies may be more vulnerable than large cap companies to adverse business or economic developments, and their securities may be less liquid and more volatile.

                           -        The performance of each Series and,
                                    therefore, each Fund, will depend on whether or not the investment adviser or sub-adviser is successful in pursuing an investment strategy.

Investor Profile           For investors seeking long-term growth of capital
                           consistent with the volatility of the equity markets.

SUMMARY

                WILMINGTON INTERNATIONAL MULTI-MANAGER PORTFOLIO
                        WILMINGTON REAL ESTATE PORTFOLIO

Investment Objective       -        The investment objective of the WILMINGTON
                                    INTERNATIONAL MULTI-MANAGER PORTFOLIO (the
                                    "International Portfolio") is to achieve superior long-term capital appreciation.

                           - The investment objective of WILMINGTON REAL ESTATE PORTFOLIO (the "Real Estate Portfolio" and together with the International Portfolios, the "Portfolios") is to achieve long-term growth of capital and high current income through investments in companies in the real estate industry.

Investment Focus           Equity or equity-related securities

Share Price Volatility     High

Principal                  Each Portfolio operates as a "feeder fund" which
                           means that a Portfolio does not buy investment securities directly. Instead, Investment Strategy each Portfolio invests in a corresponding "master fund," which in turn purchases investment securities.
                           Each Portfolio invests all of its assets in a master fund, which is a separate series of WT Investment
                           Trust I ("Series"). Each Portfolio and its corresponding Series have the same investment objective, policies and limitations.

                           - The WILMINGTON INTERNATIONAL MULTI-MANAGER PORTFOLIO invests all of its assets in the International Multi-Manager Series, which invests at least 85% of its assets in a diversified portfolio of equity (or related) securities of foreign issuers. The Series' investment adviser allocates the Series' assets among sub-advisers, or invests directly in exchange-traded funds. The sub-advisers may select stocks to be purchased or sold by the Series based upon fundamental research, country and trend analysis and whether the stocks are undervalued or have above average growth potential.

                           - The WILMINGTON REAL ESTATE PORTFOLIO invests all of its assets in the Real Estate Series, which under normal market conditions invests at least 80% of its net assets in securities of real estate and real estate-related companies. The Series will invest in real estate companies, such as equity real estate investment trusts (REITs) which own property, and mortgage REITs, which make construction and development loans or invest in mortgage pools, or companies whose products and services relate to the real estate industry.

                           -        Each Series employs a multi-manager
                                    approach. RSMC serves as each Series'
                                    investment adviser. RSMC has delegated the responsibility of securities selection and portfolio management of the International Multi-Manager Series to Goldman Sachs Asset Management, L.P. and Julius Baer Investment Management Inc. and securities selection and portfolio management of the Real Estate Series to AEW Management and Advisors L.P. and Real Estate Management Services Group LLC.

Principal Risks            Each Portfolio is subject to the risks summarized
                           below and further described under the heading
                           "ADDITIONAL RISK INFORMATION" in this prospectus.

                           - An investment in a Portfolio is not a deposit of Wilmington Trust Company or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency.

                           - It is possible to lose money by investing in a Portfolio. There is no guarantee that the stock market or the stocks that a Series buys will increase in value.

                           - A Portfolio's share price will fluctuate in response to changes in the market value of the Series' investments. Market value changes result from business or economic developments affecting an issuer as well as general market and economic conditions.

                           - The International Multi-Manager Series is subject to foreign security risk because its investments in foreign (i.e. non-U.S.) markets are subject to foreign security risk as well as the risk of losses caused by changes in foreign currency exchanges rates.

                           - Because the Real Estate Series concentrates its investments in companies related to the real estate industry, the value of the Real Estate Portfolio's shares may fluctuate more frequently than the value of shares of a fund that invests in a broader range of securities.

                           - Each Series may use derivatives to pursue its investment objective. The use of derivatives may expose a Series to additional risks to which it would not be subject if it invested directly in the securities underlying those derivatives. These risks may cause a Series to experience higher losses than a fund that does not use derivatives.

                           - The performance of each Series and each Portfolio will depend on whether or not the investment adviser or sub-advisers are successful in pursuing its investment strategies.

                           -        Because each of the International
                                    Multi-Manager Series and the Real Estate
                                    Series employs a multi-manager approach, the interplay of the various strategies employed by the investment adviser and sub-advisers may result in a Series indirectly holding large positions in certain types of securities, industries or sectors, which may have a negative affect on performance.

Investor Profile           Investors who want the value of their investment to
                           grow and who are willing to accept more volatility for the possibility of higher returns.

PERFORMANCE INFORMATION

                 WILMINGTON LARGE CAP STRATEGIC ALLOCATION FUND
                  WILMINGTON MID CAP STRATEGIC ALLOCATION FUND
                 WILMINGTON SMALL CAP STRATEGIC ALLOCATION FUND
                        WILMINGTON REAL ESTATE PORTFOLIO

         The Institutional Shares of the Wilmington Large Cap Strategic Allocation Fund, the Wilmington Mid Cap Strategic Allocation Fund, the Wilmington Small Cap Strategic Allocation Fund and the Wilmington Real Estate Portfolio were first offered on July 1, 2003, and therefore do not have a full calendar year of performance.

                WILMINGTON INTERNATIONAL MULTI-MANAGER PORTFOLIO

         The bar chart and the performance table below illustrate the risks and volatility of an investment in the Wilmington International Multi-Manager Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year and by showing how the average annual total returns for one, five and ten years, before and after taxes, compare with those of the MSCI EAFE Index, which is a broad measure of market performance. This performance includes the performance of the Portfolio's predecessor, the International Stock Fund, a collective investment fund. The International Stock Fund's performance has been included for periods prior to June 29, 1998 and has been adjusted to reflect the annual deduction of fees and expenses applicable to shares of the Portfolio (i.e. adjusted to reflect expenses, absent investment advisory fee waivers). The International Stock Fund was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the "1940 Act), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code. If the International Stock Fund had been registered under the 1940 Act, its performance may have been different. Total return of the Portfolio would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed. Of course, past performance, both before and after taxes, does not necessarily indicate how the Portfolio will perform in the future.

               ANNUAL TOTAL RETURNS FOR THE PAST 10 CALENDAR YEARS

                              [PERFORMANCE GRAPH]

PERFORMANCE YEARS            RETURNS
-----------------            -------
      1994                    -1.36%
      1995                     7.30%
      1996                     8.60%
      1997                     3.43%
      1998                    13.48%
      1999                    41.72%
      2000                   -15.60%
      2001                   -26.91%
      2002                   -18.10%
      2003                    33.95%

       CALENDAR YEAR-TO-DATE TOTAL RETURN AS OF SEPTEMBER 30, 2004: ____%

   BEST QUARTER                           WORST QUARTER
     30.08%                                 -19.24%
(December 31, 1999)                    (September 30, 2002)

INSTITUTIONAL SHARES                                                                        Since
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003                         1 Year     June 29, 1998(1)    5 Years    10 Years
----------------------------------------------------                         ------     --------------      -------    --------
International Multi-Manager Portfolio Return Before Taxes                    33.95%         _____%           0.83%(2)   2.61%(2)
Return After Taxes on Distributions(3)                                       33.74%         _____%            N/A        N/A
Return After Taxes on Distributions and Sale of Shares(3)                    22.06%         _____%            N/A        N/A
MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)(4)      _____%         _____%           ____%      ____%

----------------

(1) For periods prior to June 29, 1998, the Portfolio's predecessor, the International Stock Fund, operated as a collective investment fund. As a collective investment fund, the International Stock Fund was treated differently than the Portfolio for federal income tax purposes. For example, a collective investment fund does not make distributions to its investors. As a result, after-tax returns for periods prior to June 29, 1998 are not presented.

(2) This performance information reflects the performance of the Portfolio and its predecessor, the International Stock Fund, and does not reflect any taxes that you may pay as a result of any distributions or sale of shares of the Portfolio.

(3) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(4) The MSCI EAFE Index or the Morgan Stanley Capital International Europe, Australasia and Far East Index is an unmanaged index comprised of stocks of approximately 1,000 companies listed on major stock exchanges in Europe, Australasia and the Far East.

FEES AND EXPENSES

The table below shows the fees and expenses that you may pay if you buy and hold Institutional Shares of a Fund or a Portfolio. The expenses are shown as a percentage of its net assets.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                                  Institutional Shares
                                                                                            --------------------
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)                None
Maximum deferred sales charge                                                                       None
Maximum sales charge imposed on reinvested dividends (and other distributions)                      None
Redemption fee(a)                                                                                   1.00%
Exchange fee(a)                                                                                     1.00%

(a) Institutional Shares are subject to a 1.00% redemption fee only if redeemed or exchanged within the first 60 days after purchase. See "REDEMPTION OF SHARES" and "EXCHANGE OF SHARES" elsewhere in this prospectus for additional information.

ANNUAL FUND/PORTFOLIO OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND/PORTFOLIO ASSETS)(1)

                                Wilmington Large Cap   Wilmington Mid Cap   Wilmington Small Cap      Wilmington       Wilmington
                                Strategic Allocation  Strategic Allocation  Strategic Allocation  International Multi- Real Estate
    INSTITUTIONAL SHARES                Fund                  Fund                  Fund           Manager Portfolio    Portfolio
    --------------------        --------------------  --------------------  --------------------  -------------------  -----------
Management fees(2)                      None(3)              None(4)               None(5)              0.65%(6)         0.83%(7)
Distribution (12b-1) fees               None                 None                  None                 None             None
Other expenses                          0.36%                0.49%                 0.45%                0.43%            0.88%
Underlying Series' expenses(8)          1.13%                1.28%                 1.46%                 n/a              n/a
TOTAL ANNUAL OPERATING                  1.49%                1.77%                 1.91%                1.08%            1.71%
EXPENSES(9)
Waivers/Reimbursements                 (0.49)%              (0.62)%               (0.66)%                               (0.15)%
NET EXPENSES(9)                         1.00%                1.15%                 1.25%                                 1.56%

---------------

1 The table above and the Example below each reflect the aggregate annual operating expenses of Fund or Portfolio and its underlying or corresponding Series.

2 RSMC as investment adviser to the Wilmington Large Cap Strategic Allocation Fund, the Wilmington Mid Cap Strategic Allocation Fund, and the Wilmington Small Cap Strategic Allocation Fund does not receive an advisory fee for its services to such Funds.

3 RSMC, as investment adviser to the Series in which the Wilmington Large Cap Strategic Allocation Fund invests, receives a 0.40% advisory fee and each of Parametric Portfolio Associates, Armstrong Shaw Associates, Inc., Montag & Caldwell, Inc. and First Quadrant, L.P., each a sub-adviser to the Fund's underlying Series, receives sub-advisory fees, before any waivers, of up to 0.25%, 0.50%, 0.65% and __%, respectively.

4 RSMC, as investment adviser to the Series in which the Wilmington Mid Cap Strategic Allocation Fund invests, receives a 0.40% advisory fee and each of Parametric Portfolio Associates, Bennett Lawrence Management, LLC, Eubel Brady and Suttman Asset Management, Inc. and Equity Investment Corporation, each a sub-adviser to the Fund's underlying Series, receives sub-advisory fees, before any waivers, of up to 0.25%, 0.55%, 0.50% and 0.50%, respectively.

5 RSMC, as investment adviser to the Series in which the Wilmington Small Cap Strategic Allocation Fund invests, receives a 0.40% advisory fee and each of Parametric Portfolio Associates, Batterymarch Financial Management, Inc. and Systematic Financial Management, L.P., each a sub-adviser to the Fund's underlying Series, receives sub-advisory fees, before any waivers, of up to 0.25%, 0.70% and 0.80%, respectively.

6 The Management fee reflects a 0.15% advisory fee payable to RSMC and a 0.50% sub-advisory fee payable to each of Goldman Sachs Asset Management L.P. and Julius Baer Investment Management, Inc. The sub-advisory fee is paid to each sub-adviser only on the portion of the Fund's assets the respective sub-adviser manages. The Series is responsible for paying the advisory fee to RSMC and the sub-advisory fee to the sub-advisers.

7 The management fee reflects a 0.35% advisory fee payable to RSMC and sub-advisory fees of up to 0.55% payable to each of AEW Management and Advisors, L.P. and Real Estate Management Services Group, LLC. The sub-advisory fee is paid to each sub-adviser only on the portion of the Fund's assets the respective sub-adviser manages. The Series is responsible for paying the advisory fee to RSMC and the sub-advisory fee to the sub-advisers.

8 For a listing of the expenses, waivers and/or reimbursements associated with each Underlying Series, please see "Management of the Fund - Underlying Series Expenses." Series' expenses flowing through to the Fund are expected to vary with changes in the allocation of the Fund's assets, and may be lower than those shown above.

9 For Institutional Shares, RSMC has contractually agreed to reimburse each Fund for other expenses to the extent such other expenses together with the underlying Series' expenses exceed 1.00%, 1.15%, 1.25% and 1.75% for the Wilmington Large Cap Strategic Allocation Fund, the Wilmington Mid Cap Strategic Allocation Fund, the Wilmington Small Cap Strategic Allocation Fund and the Wilmington Real Estate Portfolio, respectively. This undertaking will remain in place until July 1, 2006 for the Strategic Funds and until January 1, 2006 for the Real Estate Portfolio, unless the Board of Trustees approves its earlier termination.

EXAMPLE

      This example is intended to help you compare the cost of investing in Institutional Shares of a Fund or a Portfolio with the cost of investing in other mutual funds. The below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:

      -     you reinvested all dividends and other distributions;

      -     the average annual return was 5%;

      - a Fund's or a Portfolio's total operating expenses (reflecting contractual waivers or reimbursements through July 1, 2006) were charged and remained the same over the time periods; and

      -     you redeemed all of your investment at the end of each time period.

      Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

         INSTITUTIONAL SHARES                              1 Year           3 Years             5 Years             10 Years
         --------------------                              ------           -------             -------             --------
Wilmington Large Cap Strategic Allocation Fund              $102              $423               $767                $1,738
Wilmington Mid Cap Strategic Allocation Fund                $117              $433               $840                $1,978
Wilmington Small Cap Strategic Allocation Fund              $127              $536               $970                $2,179
Wilmington International Multi-Manager Portfolio            $110              $343               $595                $1,317
Wilmington Real Estate Portfolio                            $159              $509               $899                $1,994

      The above example is for comparison purposes only and is not a representation of a Fund's or a Portfolio's actual expenses and returns, either past or future of the Institutional Shares of a Fund or a Portfolio.

                        ADDITIONAL INVESTMENT INFORMATION

INVESTMENT OBJECTIVES

      The investment objective of each of the WILMINGTON LARGE CAP STRATEGIC ALLOCATION FUND, the WILMINGTON MID CAP STRATEGIC ALLOCATION FUND and the WILMINGTON SMALL CAP STRATEGIC ALLOCATION FUND is to achieve long-term capital appreciation. A Fund's investment objective may be changed by the Board of Trustees upon 60 days' prior written notice to shareholders.

      The WILMINGTON INTERNATIONAL MULTI-MANAGER PORTFOLIO seeks superior long-term capital appreciation.(1) The WILMINGTON REAL ESTATE PORTFOLIO seeks long-term growth of capital and high current income. The investment objective for each Portfolio may not be changed without shareholder approval.

      There is no guarantee that a Fund or a Portfolio will achieve its investment objective.

PRIMARY INVESTMENT STRATEGIES

                 WILMINGTON LARGE CAP STRATEGIC ALLOCATION FUND
                  WILMINGTON MID CAP STRATEGIC ALLOCATION FUND
                 WILMINGTON SMALL CAP STRATEGIC ALLOCATION FUND
                             (THE "STRATEGIC FUNDS")

      The Strategic Funds seek to achieve their investment objective by investing at least 80% of their assets in a Quantitative Series and a Multi-Manager Series of WT Investment Trust I that invest in securities with the same investment strategy with respect to market capitalization as a Fund (i.e., the Wilmington Large Cap Strategic Allocation Fund allocates its assets to the Large Cap Quantitative Series and the Large Cap Multi-Manager Series, each of which invest primarily in large cap companies). The Strategic Funds normally invest all of their assets in shares of two or more Series and do not invest directly in stocks of other issuers.

      Rodney Square Management Corporation ("RSMC"), each Fund's investment adviser, selects the Series in which a Fund invests. The investment adviser determines how a Fund allocates and reallocates its assets between or among Series.

      RSMC does not allocate a Fund's assets according to a predetermined percentage or blend of underlying Series; instead, the investment adviser regularly determines the appropriate blend for a Fund by allocating between or among the Series. When making these decisions, RSMC considers various quantitative and qualitative data relating to the U.S. economy and securities markets. These data may include: projected growth trends in the U.S. economy, forecasts for interest rates and the relationship between short- and long-term interest rates (commonly referred to as the "yield curve"), current and projected trends in inflation, relative valuation levels and volatility in the equity market, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing trends and the cost of capital, political trends, data relating to trade balances and labor information. RSMC may also consider proprietary research provided by the sub-advisers of the Series. RSMC has the flexibility to

--------

      (1) For purposes of this investment objective, "superior" long-term growth of capital means to exceed the long-term growth of capital from an investment in the securities comprising the Portfolio's comparative index, MSCI EAFE Index. The MSCI EAFE Index is an unmanaged index comprised of the stock of approximately 1,000 companies, screened for liquidity, cross ownership and industry representation and listed on major stock exchanges in Europe, Australasia and the Far East.

reallocate a Fund's assets in varying percentages among Series based on its ongoing analyses of the equity markets. However, tactical shifts in allocation and reallocation among Series are not expected to be large or frequent in nature. This approach allows RSMC to allocate and reallocate assets between or among Series that employ varying investment styles and techniques such as (i) style specific active management, featuring growth-oriented or value-oriented stock selection; and (ii) enhanced indexing, which combines quantitative security selection and non-stock market investment strategies to approximate the performance of a securities index.

      The frequency of portfolio transactions and each Series' turnover rate will vary from year to year depending on the market. A higher turnover rate increases transaction costs (i.e., brokerage commissions) and adverse tax consequences for Series' shareholders. With frequent trading activity, a greater proportion of any dividends paid out by the Series will be characterized as ordinary income, which is taxed at higher rates than long-term capital gains. Such factors may have the effect of lowering overall fund performance. Under normal market conditions, the turnover rate is expected to be less than 100% for each Series.

      PRIMARY INVESTMENT STRATEGIES OF THE STRATEGIC FUNDS' UNDERLYING SERIES. Below is a discussion on the principal investment strategies of each Series into which the Funds currently allocate their assets.

    LARGE CAP QUANTITATIVE SERIES, MID CAP QUANTITATIVE SERIES AND SMALL CAP
                QUANTITATIVE SERIES (THE "QUANTITATIVE SERIES")

      The Large Cap Quantitative Series invests at least 80% of its assets in equity securities of large cap companies included in the S&P 500 Index. The Mid Cap Quantitative Series invests at least 80% of its assets in equity securities of mid cap companies included in the S&P Mid Cap 400 Index. The Small Cap Quantitative Series invests at least 80% of its assets in equity securities of small cap companies included in the S&P SmallCap 600 Index. The benchmark indices for each of the Large Cap Quantitative Series, Mid Cap Quantitative Series and Small Cap Quantitative Series are the S&P 500 Index, S&P Mid Cap 400 Index and S&P Small Cap 600 Index, respectively (each a "Respective Index").

      RSMC, as investment adviser to each Quantitative Series, determines the recommended allocation of a Series' assets with respect to "growth" style securities (as represented by a Series' Respective Barra Growth Index) and "value" style securities (as represented by a Series' Respective Barra Value Index). It is intended that at least 20% of each Series' assets will be allocated into the growth and value styles.

      When making these asset allocation determinations, RSMC considers, among other things, its expectation for the performance of the U.S. economy and financial markets in light of projected growth trends in the U.S. economy, relative valuation levels and volatility in the equity market, the outlook and projected growth of various industrial sectors, and information relating to business cycles. RSMC has the flexibility to reallocate the Quantitative Series' assets between a growth weighted portfolio or a value weighted portfolio based on RSMC's ongoing analyses of the equity markets, although these tactical shifts are not expected to be a large percentage of a Series assets nor occur more frequently than monthly. RSMC or a sub-adviser may purchase the securities of one or more exchange traded funds (registered investment companies whose shares are publicly traded on an exchange) ("ETFs") which track a securities market index of large cap companies, mid cap companies and small cap companies on behalf of the Large Cap Quantitative Series, Mid Cap Quantitative Series and Small Cap Quantitative Series, respectively (e.g. iShares, SPDRS (except for the Small Cap Quantitative Series) or Vipers). As a shareholder in an investment company, a Series would bear its pro rata portion of an ETF's expenses, including advisory fees, in addition to its own expenses. The 1940 Act limits investments by registered investment companies in the securities of other investment companies. However, a Series may invest in ETFs in excess of these limits in accordance with SEC exemptive relief granted to such ETFs.

      Based on RSMC's allocation, Parametric Portfolio Associates ("PPA"), the sub-adviser to each of the Quantitative Series, uses a "quantitative" approach to build a portfolio in accordance with RSMC's allocation decisions. Unlike "active" managers, PPA does not try to substantially outperform the indices nor does the sub-adviser seek temporary or defensive positions when markets decline or appear overvalued. Each of the Quantitative Series may use derivative instruments, primarily for liquidity, risk management or hedging purposes. The sub-adviser does not routinely make judgments about the investment merit of a particular security or apply traditional economic, financial or market analysis.

      PPA invests in a representative sample of securities in a Series' Respective Index weighted to reflect the investment adviser's style allocation. This essentially means building a portfolio with a growth portion based on its Respective Barra Growth Index and a value portion based on its Respective Barra Value Index. PPA expects that each "portion of the portfolio" will have, in the aggregate, investment characteristics (such as market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the corresponding Barra Index. It is not expected that a Quantitative Series will hold all of the securities that are included in its Respective Index or its component Barra Indices; however, the Large Cap Quantitative Series will usually hold 200 to 350 of those securities, the Mid Cap Quantitative Series will usually hold 150 to 300 of those securities, and the Small Cap Quantitative Series will usually hold 250 to 450 of those securities.

      The performance of each Quantitative Series and its Respective Index will vary due to transaction costs, market impact, portfolio expenses, corporate actions (such as mergers and spin-offs), timing variances and RSMC's allocation between growth and value styles. The return for each of the growth and value portions of the portfolio is intended to correlate closely with the return of its corresponding Barra Index by selecting a portion of the stocks represented in the index using proprietary quantitative techniques developed by PPA. PPA also uses these techniques to make sell decisions. Each of the Quantitative Series is designed to have a portfolio with similar characteristics to those of its Respective Index, including such measures as dividend yield, price-to-earnings ratio, relative volatility, economic sector exposure, growth or value characterizations, return on equity and market price-to-book value ratio. Notwithstanding these strategies, there is no assurance that a Quantitative Series' investment performance will equal or approximate that of its Respective Index.

LARGE CAP MULTI-MANAGER SERIES, MID CAP MULTI-MANAGER SERIES AND SMALL CAP MULTI-MANAGER SERIES (THE "MULTI-MANAGER SERIES")

      The Large Cap Multi-Manager Series invests at least 80% of its assets in a diversified portfolio of the following U.S. equity or equity-related securities:

            - Common stock of U.S. corporations that have that have a market capitalization at least equal to that of the smallest company in the S&P 500 Index ("large cap companies"), at the time of purchase;

            - Exchange traded funds (registered investment companies whose shares are publicly traded on an exchange) which track a securities market index of large cap companies, e.g. iShares, SPDRs, Vipers; and

            - Options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of large cap companies.

      The Mid Cap Multi-Manager Series invests at least 80% of its assets in a diversified portfolio of the following U.S. equity or equity-related securities:

            - Common stocks of U.S. corporations that have a market capitalization between the smallest and largest company in the S&P Mid Cap 400 Index ("mid cap companies"), at the time of purchase;

            - Exchange traded funds (registered investment companies whose shares are publicly traded on an exchange) which track a securities market index of mid cap companies, e.g. iShares, SPDRs, Vipers; and

            - Options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of mid cap companies.

      The Small Cap Multi-Manager Series invests at least 80% of its assets in a diversified portfolio of the following U.S. equity or equity-related securities:

            - Common stocks of U.S. corporations that have a market capitalization less than the largest company in the S&P SmallCap 600 Index ("small cap companies"), at the time of purchase;

            - Exchange traded funds (registered investment companies whose shares are publicly traded on an exchange) which track a securities market index of small cap companies, e.g. iShares, SPDRs, Vipers; and

            - Options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of small cap companies.

      Although each Multi-Manager Series maintains liquidity reserves (i.e. cash awaiting investment or held to meet redemption requests), a Multi-Manager Series may expose these reserves to the performance of one or more equity markets, usually by use of stock index futures contracts and options on such futures contracts, as well as exchange traded and over the counter options, and equity index swaps to attempt to hedge actual or anticipated investment securities positions.

      As a temporary or defensive policy, each Multi-Manager Series may invest up to 100% of its assets in high quality money market instruments and other short-term debt instruments. The result of this action may be that a Series will be unable to achieve its investment objective.

ADVISER ALLOCATION

      Each of the Multi-Manager Series employs a multi-manager approach, relying on several sub-advisers with differing investment philosophies to manage a portion of a Series' assets under the general supervision of RSMC. RSMC may also allocate a portion of a Series' assets (up to 60%) to shares of exchange traded funds or ("ETFs") whose underlying investments are consistent with a Multi-Manager Series' investment objective. As a shareholder in an investment company, a Multi-Manager Series would bear its pro rata portion of an ETF's expenses, including advisory fees, in addition to its own expenses. The 1940 Act limits investments by registered investment companies in the securities of other investment companies. However, a Multi-Manager Series may invest in ETFs in excess of these limits in accordance with SEC exemptive relief granted to such ETFs.

      RSMC will allocate the balance of a Multi-Manager Series' assets between or among the sub-advisers. When making these allocation decisions, RSMC considers, among other things, its expectations for the performance of the U.S. economy and financial markets in light of projected growth trends in the U.S. economy, relative valuation levels and volatility in the equity market, the outlook and projected growth of various industrial sectors, and information relating to business cycles.

      This approach allows RSMC to allocate assets between or among sub-advisers that employ growth-oriented stock selection or value-oriented stock selection techniques. Each sub-adviser uses its own investment approach and strategy to achieve a Series' investment objective.

      Each Multi-Manager Series' multi-manager arrangement is expected to reduce volatility by utilizing several investment approaches, a strategy used by many institutional investors. The multiple investment approach is designed to soften the impact of a single sub-adviser's performance in a market cycle during which that sub-adviser's investment approach is less successful. Because each sub-adviser has a different investment approach, the performance of one sub-adviser is expected to offset the impact of another sub-adviser's performance, regardless of the market cycle. The successful performance of a sub-adviser will be diminished by the less successful performance of another sub-adviser. There can be no guarantee that the expected advantage of the multiple sub-adviser technique will be achieved.

STRATEGIES OF SUB-ADVISERS TO THE LARGE CAP MULTI-MANAGER SERIES

      Armstrong Shaw Associates, Inc. ("ASA")

      ASA employs a large capitalization, absolute value investment philosophy. The sub-adviser invests in securities where a rigid cash flow or asset value analysis determines that a company's stock is selling at a substantial discount to its intrinsic value. Establishing this intrinsic value is critical to ASA's methodology. While the level of the overall market or trends in numerous economic factors may affect the timing in which ASA's perceived value is recognized, these considerations are not the basis for its investments. Rather, ASA has a classic bottom-up, company-by-company view of investing.

      Inherent in ASA's absolute value approach is its objective to minimize downside risk. To further this aim, ASA screens for companies with proven track records, strong balance sheets and large capitalizations. The sub-adviser's minimum investment time horizon is 18 to 24 months. At any point in time, ASA may have investments in as many as 30 to 40 securities in the portfolio managed for the Series. ASA feels that constant monitoring of these positions through regular discussions with management is a crucial part of its portfolio management. Additionally, approximately 100 other companies are followed on a watch list for future investment.

      In conjunction with ASA's view that market timing is generally an unrewarding exercise, the firm has predetermined buy and sell levels for each security it purchases. These target points help ASA to avoid the emotional excesses of the market with respect to the Series' investments.

      Montag & Caldwell, Inc. ("M&C")

      The Investment Policy Group (or IPG, which consists of all portfolio managers and analysts) works as a team by using a bottom-up stock selection process. The identification of appropriate stocks for consideration begins with screening a database of 9000 common equity securities for market capitalization of at least $3 billion and a minimum 10% historical secular earnings growth rate. The resultant universe of approximately 500 common stocks is then subject to proprietary earnings and valuation models. Analyst judgment based on qualitative factors and strong financial characteristics further narrow the universe to a select list of approximately 150 names. Analysts follow these stocks closely, regularly evaluating their valuation and relative earnings growth. A position is initiated in a stock that is trading at a discount (normally 10-25%) to the estimate of its intrinsic value. This value is computed using a modified dividend discount model that incorporates their analysts' assumptions for normalized earnings, secular earnings growth rate (minimum 10%, maximum 20%), dividend payout ratio, and a stock specific risk adjusted discount rate. The valuation model is a dynamic process in which the earnings base is adjusted each quarter. In addition, the fundamental attributes that contribute to the risk-adjusted discount rate are re-evaluated annually for each security and more frequently if market, industry, or specific company issues so demand. The valuation model is updated daily and published every two weeks. Above median relative earnings growth is considered to be the catalyst driving share price appreciation. This measure is determined by comparing estimated and historical six-month annualized earnings growth to a benchmark and subsequently ranking companies by decile. Analyst judgment based on fundamental analysis that includes thorough due diligence of company and industry fundamentals is the final arbiter in determining candidates to be presented to the IPG for investment consideration and potential inclusion in the growth model portfolio of 30 to 40 issues.

      If a company's results remain consistent with the firm's forecast, M&C could hold the position for a number of years. Average annual turnover is normally 30 to 40 percent. A holding will be reviewed for probable sale when it reaches M&C's target price ratio, which is normally 120% of the determination of its fair value. Trimming the position, rather than total sale, might be the decision in the case of a high-growth company with rapidly compounding earnings. Stocks are also sold when experiencing weakening earnings momentum, or underperforming the market. Any significant earnings disappointment will trigger an immediate review of the holding and a decision to "add or sell." Since the investment policy centers on positive earnings momentum within a six-month period, "add or sell" decisions are made within that framework. This time frame may be extended for one quarter out to nine months, in order to capture exceptionally good value occurring just prior to restored earnings momentum. Unless there is visible earnings growth for the next six-nine months and the valuation is attractive enough to justify adding positions, a position will be sold on earnings disappointments. A position will also be reduced when it exceeds 5% of the equity portion of a portfolio.

      First Quadrant, L.P. ("First Quadrant")

      First Quadrant uses a proprietary quantitative analytical model in constructing the Series' investment portfolio to reflect the characteristics of the S&P 500 Index, the Series benchmark index, and combines a top-down analysis of market and economic conditions with a bottom-up stock selection review process to enhance returns. The top-down analysis consists of a review of market and economic data such as interest rates, commodity price changes, market volatility levels, inflation expectations, credit spreads and foreign exchange rates to identify those industries and sectors of the U.S. economy that are likely to benefit from present and future economic conditions. First Quadrant modifies industry weightings in the Series' portfolio relative to the S&P 500 Index based on the top-down analysis, consistent with maintaining tax efficiency for investors. In general, these weightings will not differ from the industry weightings of the S&P 500 Index by more than +/-5%. In addition, consistent with minimizing taxable gains and enhancing returns, First Quadrant may underweight and overweight the Series' exposure (relative to the S&P 500 Index) to specific securities within an industry. Individual stocks are selected based upon a bottom-up review of a variety of security-specific valuation metrics, such as earnings revisions, earnings surprise signals, insider trading, corporate actions and changes in various indices.

      First Quadrant manages the portion of the Series' portfolio allocated to it to minimize taxable distributions to shareholders. First Quadrant applies a variety of tax-sensitive investment techniques, including: (i) investing in stocks that pay below-average dividends; (ii) employing a buy-and-hold strategy that will avoid realizing short-term capital gains and defer as long as possible the realization of long-term capital gains; and (iii) realizing losses on specific securities or specific tax lots of securities to offset realized gains. The investment portfolio under First Quadrant's management can be expected to distribute a smaller percentage of its returns each year than other equity mutual funds that are managed without regard to tax considerations.

STRATEGIES OF SUB-ADVISERS TO THE MID CAP MULTI-MANAGER SERIES

      Bennett Lawrence Management, LLC ("BLM")

      BLM employs a mid cap growth investment strategy investing in competitively advantaged companies benefiting from major economic trends. The sub-adviser believes that growth opportunities can be found in companies within market sectors where strong demand trends and a rapid rate of growth are evident relative to other market sectors.

      In seeking competitively advantaged companies that participate in the fastest growing markets, BLM's investment management team thoroughly researches each company in which it invests. Its primary research includes discussions with the management of the company and its competitors, suppliers and customers. At any time, BLM may invest in 25-35 securities concentrated in those sectors, which BLM believes to be the fastest growing economic sectors. By not having exposure to all sectors or industries within the economy, BLM expects its portfolio managed on behalf of the Series to be more volatile than broad market indexes. Ongoing discussions with company management and other industry sources as well as limits on individual position weightings are important factors in risk control.

      Eubel Brady and Suttman Asset Management, Inc. ("EBS")

      EBS follows a domestic value strategy to investing. In implementing its investment strategy, EBS attempts to identify great businesses, which are operated by excellent management teams. EBS' strategy is a fundamental approach that attempts to choose companies traditionally classified as "value" while not excluding growing companies if their price is attractive relative to other fundamental measures. The companies in which EBS invests will typically have relatively low price-to-earnings, price-to-book, and price-to-cash flow ratios.

      EBS begins its stock selection process with a universe of more than 1,000 domestic companies, and initially screens these companies based on traditional measures of valuation such as price-to-earnings, price-to-book, and price-to-cash flow ratios. In the initial phases of its stock selection process, EBS also analyzes published annual and quarterly reports, 10K's, and other public information. More in-depth analysis follows EBS's initial screening with the use of data services, such as Compustat PC Plus. Based on this analysis, EBS identifies companies which it believes have good value and then classifies such companies as either a pricing anomaly or a core holding. Core holdings are higher quality businesses with long-term growth prospects. At times, both core and anomaly holdings are held. Once a company has been identified for potential investment by EBS's research team, that company is presented to EBS's Investment Policy Committee, which makes the final decision to purchase. EBS will generally sell a company it holds if it is determined that the company has become overvalued, market conditions have changed or company fundamentals have deteriorated.

      Equity Investment Corporation ("EIC")

      EIC invests in well-managed, structurally sound companies selling at a discount to their "true" value, while avoiding those that look inexpensive relative to their historical records but which are actually in long-term structural decline (best thought of as "value traps").

      Starting with approximately 2,000 stocks having market caps above $500 million, EIC looks for companies with a return on equity above 9% and a growth rate above 7%. (The market cap, ROE and growth rate figures are guidelines rather than hard and fast minimums.) Additional ideas are sometimes uncovered through traditional news sources, non-opinionated research, and simply being aware of companies that have seen recent and significant price declines.

      Once a potential candidate is identified, the first step in the process is to determine whether the company is selling at a discount to its "true" value, based upon proprietary, in-house valuation models. EIC values businesses such that if it bought and operated the entire business, it would earn the inflation rate plus a premium on its initial capital investment and all capital reinvested to grow the business over a given time horizon. Two key inputs to the models are return on equity and growth.

      Once it has been determined that a company is selling at a meaningful discount to its true business value, graphical financial statement analysis is used to examine four general areas of potential risk: financial, operational, management, and business. The objective of this exercise is to focus on well-managed, structurally sound companies and to eliminate potential value traps.

      After the graphical financial statement analysis, in-depth fundamental research is performed, which includes reading the annual reports and footnotes as well as the management discussion and analysis section of 10-Ks and 10-Qs, to gain further insight into accounting policies, unusual transactions, attempts to manage earnings, and any other evidence that reality is different than what the financial statements reveal.

If a company passes all levels of analysis, then it may be added to portfolios.

Stocks are sold if any of the following conditions are met:

            -     The security reaches EIC's measure of full value.

            -     The position increases to more than 6% of the portfolio.

            - The firm shows balance sheet stress, indicating potential earnings management, weak financial controls or possible earnings shortfalls.

            - A major change occurs rendering historical data invalid for determining the true value of business ownership.

            - The firm's quality or financial strength falls below acceptable levels.

STRATEGIES OF SUB-ADVISERS TO THE SMALL CAP MULTI-MANAGER SERIES

      Batterymarch Financial Management, Inc. ("BFM")

      BFM employs a bottom-up quantitative approach to manage small cap growth equity assets. The BFM investment process replicates the investment disciplines of the experienced fundamental investor coupled with the advantages of systematic quantitative techniques. This approach allows BFM to process current information on a substantially large number of companies than can reasonably followed by a fundamental investor, in effect using quantitative tools and techniques as a proxy for a team of analysts. BFM believes this approach which combines strong stock selection, effective risk control and efficient trading strategies provides BFM with a strong competitive edge.

      Investment Decision-Making Process. BFM's proprietary stock selection model ranks the attractiveness of 3,000 liquid stocks in its investable universe on a daily basis across six major dimensions. These are: cash flow, earnings growth, expectations, value, technical and corporate signals. Within each dimension a range of traditional factors (examples include P/B; EPS; ERY; DDM etc) are used to rank all 3,000 stocks within each dimension on a daily basis. Stocks are ranked on a sector neutral basis, and only those factors which have been proven to be predictive of excess return on both a long and a shorter-term basis are utilized. Factors are reviewed on a monthly basis. The output is a list of stocks ranked within 20 sectors Stocks ranked 1-10 are considered as "buys", stocks ranked 11-50 are "holds" and stocks ranked 51-100 are "sells". In addition a proprietary style model ranks each stock as either a "growth", "value" or "core" stock.

      Portfolio Construction. Stock selection is the most important component of the investment process, followed by portfolio construction and trading. Multiple risk control disciplines are employed at each step in the process. A proprietary sector model ranks the relative attractiveness of twenty economic sectors. The four most attractive sectors are targeted as over weights versus the benchmark; the four most unattractive are targeted as under weights versus the benchmark; and the remaining twelve are targeted as neutral weights.

      BFM's proprietary trading strategy is designed to minimize total transaction costs inclusive of commissions, opportunity cost and market impact. Portfolio managers review every trade prior to execution and have the authority modify a buy/sell decision should market conditions so warrant. Except as noted portfolio managers do not override the trade list. Portfolios are monitored by portfolio managers through daily, weekly and monthly diagnostics as well as by the firm's compliance officers. In addition portfolios are reviewed by the firm's Investment Review Committee (consisting of all of the firm's investment professionals) on a quarterly basis.

      Systematic Financial Management L.P. ("SFM")

      SFM's small cap value approach utilizes proprietary value-oriented methodologies to identify small capitalization companies that are trading at a discount to their intrinsic value and average market valuations. SFM believes that the true value of a company is the present value of its cash on hand and its expected future cash inflows. As a result, SFM's small cap value approach seeks to identify undervalued small capitalization companies by thoroughly analyzing the cash flow characteristics of potential investments.

      The Series invests primarily in common stocks of U.S. companies with small capitalizations (less than $2 billion at time of purchase). RSMC has engaged SFM, as sub-adviser to manage the Portfolio on a day-to-day basis. In choosing investments for the Series, SFM invests in companies that are generating cash flows, have low levels of debt and which it believes are undervalued relative to a company's ability to generate cash flows.

      SFM makes investments in these companies based on its fundamental research and analysis of various characteristics, including financial statements, sales and expense trends, earnings estimates, market position of the company and industry outlook. Systematic also looks for "catalysts" which could positively or negatively affect prices of current and potential Series companies.

                WILMINGTON INTERNATIONAL MULTI-MANAGER PORTFOLIO

      The WILMINGTON INTERNATIONAL MULTI-MANAGER PORTFOLIO invests its assets in the International Multi-Manager Series, which is a diversified portfolio of equity securities (including convertible securities) of foreign issuers. Foreign issuers are those issuers which (1) are organized outside of the United States or (2) derive at least 50% of their revenues or profits from goods produced or sold, investments made or services performed outside of the United States or (3) has at least 50% of its assets situated outside of the United States. Under normal market conditions, the Series invests at least 85% of its assets in the following equity or equity related securities:

            -     Common stocks of foreign issuers;

            - Preferred stocks and/or debt securities that are convertible into securities of foreign issuers;

            - Receipts or American Depositary Receipts (ADRs), which are typically issued by a U.S. bank or trust company as evidence of ownership of underlying securities of a foreign issuer; and

            - Open-end or closed-end investment companies that primarily invest in the equity securities of issuers in a single country or geographic region directly, including exchange-traded funds ("ETFs") (registered investment companies whose shares are publicly traded on an exchange).

      Although the Series maintains liquidity reserves (i.e. cash awaiting investment or held to meet redemption requests), the Series may expose these reserves to the performance of one or more equity markets, usually by use of stock index futures contracts and options on such futures contracts, as well as exchange traded and over-the-counter options, equity index swaps and forward currency contracts to attempt to hedge actual or anticipated investment securities positions. As part of its overall strategy, the Series may purchase or sell foreign exchange and depository receipts. In addition, the Series may capture arbitrage and take advantage of price anomalies by entering into transactions such as short sells and acquiring securities through initial public offerings. Arbitrage is the practice of profiting from differences in the price of a security when the same security is traded on two or more markets.

      As a temporary or defensive policy, the Series may invest up to 100% of its assets in high quality money market instruments and other short-term debt instruments. The result of this action may be that the Series will be unable to achieve its investment objective.

      The Series employs a multi-manager approach, relying on sub-advisers with differing investment philosophies to manage a portion of the Series' assets under the general supervision of RSMC. RSMC may allocate a portion of the Series' assets (up to 60%) to shares of ETFs whose underlying investments are consistent with the Series' investment objective. As a shareholder in an investment company, the Series would bear its pro rata portion of the ETFs expenses, including advisory fees, in addition to its own expenses. The 1940 Act limits investments by registered investment companies in the securities of other investment companies. However, the Series may invest in ETFs in excess of these limits in accordance with SEC exemptive relief granted to such ETFs.

      RSMC will allocate the balance of the Series' assets between the sub-advisers. When making these allocation decisions, the investment adviser considers, among other things, its expectation for economic and market performance in light of projected growth trends in the U.S. and foreign economies, relative valuation levels and volatility in the equity markets, the outlook and projected growth of various industrial sectors, and information relating to business cycles. This approach allows RSMC to allocate assets among sub-advisers that employ different investment approaches. Currently, the Series' sub-advisers are Goldman Sachs Asset Management, L.P. and Julius Baer Investment Management LLC. Each sub-adviser uses its own investment approach and strategy to pursue the Series' investment objective.

      The Series' multi-manager arrangement is expected to reduce volatility by utilizing several investment approaches, a strategy used by many institutional investors. This multiple investment approach is designed to soften the impact of a single sub-adviser's performance in a market cycle during which that sub-adviser's investment approach is less successful. Because each sub-adviser has a different investment approach, the performance of one sub-adviser is expected to offset the impact of another sub-adviser's performance, regardless of the market cycle. The successful performance of a sub-adviser will be diminished by the less successful performance of the other sub-adviser. There can be no guarantee that the expected advantage of the multi-manager arrangement will be achieved.

STRATEGIES OF SUB-ADVISERS TO THE INTERNATIONAL MULTI-MANAGER SERIES

      Goldman Sachs Asset Management, L.P. ("GSAM")

      GSAM's Structured International strategy seeks to achieve consistent relative outperformance. GSAM's investment team seeks to create portfolios with style, sector, risk and capitalization characteristics similar to the Series' benchmark but positioned to outperform through superior underlying stock selection. Under normal circumstances, GSAM expects to invest in approximately 250-400 securities on behalf of the Series.

      Julius Baer Investment Management Inc. ("JBIM")

      JBIM employs a "core" approach to the management of international equities. As such, its strategy invests in both "growth" and "value" companies. The flexibility to tilt JBIM's allocation of the Series toward either growth or value sectors based upon an assessment of where real value resides in the market provides JBIM with one means of potentially generating out-performance. JBIM believes in well - diversified, international equity portfolios, typically investing in between 120-200 individual companies.

      JBIM utilizes different investment tactics for different markets. Within the developed market sector, individual company factors (bottom-up factors) dominate. In the emerging markets, macro-economic and political factors (top-down factors) dominate. Finally, in Japan, JBIM employs a "hybrid" approach employing both top-down and bottom-up approaches. JBIM will invest in large, mid sized and smaller companies, but prefers the larger, more liquid issues unless the smaller companies offer a significant advantage in expected future return.

                        WILMINGTON REAL ESTATE PORTFOLIO

      The Wilmington Real Estate Portfolio invests in the Real Estate Series, which under normal market conditions invests at least 80% of its assets in securities of domestic and foreign companies that are primarily engaged in the real estate industry (real estate companies). The Series considers a company to be a real estate company if it has (i) at least 50% of its assets, gross income or net profits is derived from development, ownership, leasing, financing, construction, management or sale of real estate or (ii) products and services that are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions which issue or service mortgages. The Series will invest in real estate companies, such as equity real estate investment trusts (REITs) that own property and mortgage REITs that make construction and development loans or invest in mortgage pools, or companies whose products and services relate to the real estate industry.

      The Series may invest its assets in equity, debt or convertible securities of companies whose products and services are related to the real estate industry or in securities whose products and services are related to the real estate industry or in securities of companies unrelated to the real estate industry that a sub-adviser believes are undervalued or have potential for growth of capital. The Series will limit its investment in debt securities to those that are investment-grade or deemed by the sub-adviser to be of comparable quality. The Series may invest up to 25% of its assets in foreign securities.

      Any percentage limitations with respect to assets of the Series or the capitalization requirement of companies in which the Series invests are applied at the time of purchase.

      In anticipation of or in response to adverse market conditions, for cash management purposes, or for temporary defensive positions, the Series may temporarily hold all or a portion of its assets in cash, money market instruments, or bonds or other debt securities. As a result, the Series may not achieve its investment objective.

      The Series employs a multi-manager approach, relying on sub-advisers with differing investment philosophies to manage a portion of the Series' assets under the general supervision of RSMC. RSMC may allocate a portion of the Series' assets (up to 60%) to shares of ETFs whose underlying investments are consistent with the Series' investment objective. As a shareholder in an investment company, the Series would bear its pro rata portion of the ETF's expenses, including advisory fees, in addition to its own expenses. The 1940 Act limits the Series in the securities of other investment companies. However, registered investment companies may invest in ETFs in excess of these limits in accordance with SEC exemptive relief granted to such ETFs.

      RSMC will allocate the balance of the Series' assets between the sub-advisers. When making these allocation decisions, the investment adviser considers, among other things, its expectation for the performance of the U.S. economy, financial and real estate markets in light of projected growth trends in the U.S. economy, relative valuation levels and volatility in the equity and real estate markets, the outlook and projected growth of the real estate and various other sectors, and information relating to business cycles. Currently, the Series' sub-advisers are AEW Management and Advisors, L.P. ("AEW") and Real Estate Management Services, LLC ("REMS"). Each sub-adviser uses its own investment approach and strategy to pursue the Series' investment objective.

      The Series' multi-manager arrangement is expected to reduce volatility by utilizing several investment approaches, a strategy used by many institutional investors. This multiple investment approach is designed to soften the impact of a single sub-adviser's performance in a market cycle during which that sub-adviser's investment approach is less successful. Because each sub-adviser has a different investment approach, the performance of one sub-adviser is expected to offset the impact of another sub-adviser's performance, regardless of the market cycle. The successful performance of a sub-adviser will be diminished by the less successful performance of the other sub-adviser. There can be no guarantee that the expected advantage of the multi-manager arrangement will be achieved.

STRATEGIES OF SUB-ADVISERS TO THE REAL ESTATE SERIES

      AEW Management and Advisors, L.P.

      Investment Philosophy. AEW employs a value-oriented investment strategy designed to identify securities that are priced below what it believes is their intrinsic value. AEW believes that ultimately the performance of real estate companies' securities is dependent upon the performance of the underlying real estate assets and company management as well as the overall influence of capital markets. Consequently, when selecting securities for the Series, AEW draws upon the combined expertise of its real estate, research and securities professionals.

      Investment Process. When selecting investments for the Series, AEW generally considers the following factors that it believes to be helpful in identifying those real estate companies whose securities represent the greatest value and price appreciation potential:

            - Valuation: AEW has developed a proprietary model to assess the relative value of each security in the real estate investment universe. This model is designed to estimate what a real estate company's anticipated cash flows are worth to a security investor (a capital markets value) and to a direct real estate investor (a real estate value). The model helps AEW identify securities that it believes trade at discounts to either or both of these model values relative to similar securities. AEW will generally sell a security once it is considered overvalued or when AEW believes that there is greater relative value in other securities in the real estate investment universe.

            - Price: AEW examines the historic pricing of each real estate company in the universe of potential investments. Those securities that have under-performed in price, either in absolute terms or relative to the investment universe, are typically of greater interest, provided AEW can identify and disagree with the sentiment that caused the underperformance.

            - Income: AEW further evaluates real estate companies by analyzing their dividend yields as well as other factors that influence the sustainability and growth of dividends. These factors include cash flow, leverage and payout ratios.

            - Catalysts: When evaluating a security, AEW also seeks to identify potential catalysts that, in its opinion, could cause the marketplace to re-value the security in the near term. These catalysts can be macroeconomic, market-driven or company-specific in nature.

      In order to control risk, AEW will endeavor to maintain a portfolio that is broadly diversified within the U.S. real estate industry, with exposure to securities representing major property types and geographic areas. However, AEW's stock selection disciplines and fundamental real estate market and property type analyses may lead AEW to overweight or underweight particular property types and/or geographic regions from time to time.

      Real Estate Management Services LLC

      Investment Philosophy. REMS utilizes a value, yield-advantage style to identify securities whose underlying real estate is perceived to sell at a discount to its public market pricing. This style is designed to construct a portfolio of undervalued securities that aims to produce superior total returns versus the benchmark for REMS' clients over time. Investments generally are in smaller-capitalization issues with a portfolio composition that is distinct from the REIT indices. REMS' managers rely heavily on fundamental research combined with extensive direct real estate experience.

      Investment Selection Process. REMS applies a proprietary REIT Multi Factor Model to screen from the universe of REIT stocks to arrive at a selection list containing value attributes deemed capable of delivering superior returns. The firm's managers also continuously review its direct real estate model, which suggests valuations based on cash flow yield, and capital structure, to identify candidates for investment.

      The investment team meets weekly, and each member is responsible for thorough fundamental analysis of existing portfolio holdings and ideas for new investment. When new candidates are identified, REMS undertakes research that includes management interview, property visits, and conversations with analysts and contacts who know the company. The firm utilizes its direct real estate experience to make qualitative evaluations of public real estate companies. Sell decisions are based on a methodology that seeks to identify over-valuation of a security versus its real estate value and future prospects.

      REMS' management is aware of the distribution of portfolio investment by both property type and geographic region. The investment selection process is bottom-up, however, and is driven by attractive investment opportunities and not specific allocation targets versus an index.

ADDITIONAL RISK INFORMATION

      The following is a list of certain risks that may apply to your investment in a Fund or a Portfolio. Further information about investment risks is available in our SAI:

- ALLOCATION RISK: A Strategic Allocation Fund's investment performance depends, in part, upon how its assets are allocated and reallocated between or among two or more Series. A principal risk of investing in a Fund is that the investment adviser will make less than optimal or poor asset allocation decisions and/or that the investment adviser will make less than optimal decisions in selecting the Series in which a Fund invests. The investment adviser attempts to identify asset classes and sub-classes represented by a Series that will provide consistent performance for the Fund, but there is no guarantee that the investment adviser's allocation techniques will produce the desired results. It is possible that the investment adviser will focus on Series that perform poorly or underperform other available Series under various market conditions.

- MASTER/FEEDER RISK: While the master/feeder structure is designed to reduce costs, it may not do so, and the Wilmington International Multi-Manager Portfolio and the Wilmington Real Estate Portfolio may encounter operational or other complications. For example, large- scale redemptions by other feeders, if any, of their shares in a master fund could have adverse effects on your feeder fund such as requiring the liquidation of a substantial portion of a master fund's holdings at a time when it may be disadvantageous to do so. Also, other feeders of a master fund may have a greater ownership interest in the master fund than your feeder fund has, and, therefore, could have effective voting control over the operation of a master fund.

- UNDERLYING SERIES RISKS. Because each Fund and each Portfolio invests all of its assets in one or more Series, the risks associated with investing in a Fund or a Portfolio are closely related to the risks associated with the securities and other investments held by the Series in which a Fund or a Portfolio invests. The ability of a Fund or a Portfolio to achieve its investment objective will depend upon the ability of the Series in which it invests to achieve its investment objective. There can be no assurance that the investment objective of any Series will be achieved. A Fund's or a Portfolio's net asset value will fluctuate in response to changes in the net asset values of the Series in which it invests.

      With respect to the Strategic Funds, the extent to which the investment performance and risks associated with a Fund correlate to those of a particular Series will depend upon the extent to which a Fund's assets are invested in a Series. To the extent a Fund invests a significant portion of its assets in a Series, it will be particularly sensitive to the risks associated with that Series.

      The following principal risks are associated with investments in a Series and, indirectly, with your investment in a Fund or a Portfolio. Each Series may be subject to additional principal risks other than those described below because the types of investments made by a Series can change over time. The summary is not intended to be exhaustive. For additional technical and legal descriptions of these risks and the securities and investment techniques used by a Series, please refer to our SAI.

- ALLOCATION RISK: The risk that the investment adviser will make less than optimal or poor asset allocation decisions to the sub-advisers of a Series. To the extent that the investment adviser allocates more assets to one sub-adviser, the performance of that sub-adviser will have a greater effect on the Series' performance.

- CURRENCY RISK: The risk related to investments denominated in foreign currencies. Foreign securities are usually denominated in foreign currency therefore changes in foreign currency exchange rates can affect the net asset value of the Fund.

- DEBT SECURITY RISKS. Series may invest in debt securities, which are subject to credit risk and interest rate fluctuations. Credit risk is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Interest rate risk is the risk of market losses attributable to changes in interest rates. For example, interest rate increases can cause the price of a debt security to decrease. The longer a debt security's duration, the more sensitive it is to this risk. Debt securities are also subject to a prepayment risk. Depending on market conditions, the new investments may or may not carry the same interest rate.

- DERIVATIVES RISK: Some Series' investments may be referred to as "derivatives" because their value depends on, or is derived from, the value of an underlying asset, reference rate or index. These investments include options, futures contracts and similar investments that may be used in hedging and related income strategies. The market value of derivative instruments and securities is sometimes more volatile than that of other investments, and each type of derivative may pose its own special risks. As a fundamental policy, no more than 15% of a Series' total assets may be committed or exposed to derivative strategies.

- FOREIGN COMPANY RISK. Foreign investments involve risks relating to political, economic, regulatory or social instability, military action or unrest, or diplomatic developments and may be affected by actions of foreign governments adverse to the interest of U.S. investors.

- GROWTH INVESTING RISK: The risk that an investment in a growth-oriented portfolio, which invests in growth-oriented companies, will be more volatile than the rest of the U.S. market as a whole.

- IPO RISK: A Series may acquire common and preferred stock of issuers in an initial public offering (IPO). Securities issued through an IPO can experience an immediate drop in value if the demand for the securities does not continue to support the offering price. Information about the issuers of IPO securities is also difficult to acquire since they are new to the market and may not have lengthy operating histories. Series may engage in short-term trading in connection with its IPO investments, which could produce higher trading costs and adverse tax consequences. The number of securities issued in an IPO is limited, so it is likely that IPO securities will represent a small component of the Series' portfolio as the Series' assets increase (and thus have a more limited effect on performance).

- LIQUIDITY RISK: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

- MARKET RISK: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

- MULTI-MANAGER RISK: The investment styles employed by sub-advisers may not be complementary. The interplay of the various strategies employed by the sub-advisers may result in a Fund or Portfolio indirectly holding a concentration in certain types of securities, industries or sectors. This concentration may be detrimental to a Fund's or a Portfolio's performance depending upon the performance of those securities and the overall economic environment. The multi-manager approach could result in a high level of portfolio turnover, resulting in higher brokerage expenses and increased tax liability from a Fund's or a Portfolio's realization of capital gains.

- OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

- RISKS OF SECURITIES LINKED TO THE REAL ESTATE INDUSTRY: The Real Estate Series concentrates its investments in the real estate industry. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments. The price of a real estate company's shares may drop because of the failure of the real estate company borrowers to pay their loans and poor management. Many real estate companies, including REITs, use leverage, which increases investment risk and could adversely affect a real estate company's operations and market value in periods of rising interest rates. Financial covenants related to a real estate company's leveraging may affect its ability to operate effectively. Risks may also arise where real estate companies fail to carry adequate insurance, or where a real estate company may become liable for removal or other costs related to environmental contamination. In addition, an economic downturn could have a material adverse effect on the real estate markets and on the real estate companies in which the Series invests.

      In addition, REITs are not diversified by industry, and, therefore, their value may fluctuate more widely, and they may be subject to greater risks, than if they invested more broadly. Since REITs have expenses of their own, the Real Estate Series, and, in turn, investors in the Real Estate Portfolio, will bear a proportionate share of the expenses in addition to those expenses of the Portfolio.

- SMALL/MID CAP RISK: Small cap and mid cap companies may be more vulnerable than large cap companies to adverse business or economic developments. Small and mid cap companies may also have limited product lines, markets or financial resources, may be dependent on relatively small or inexperienced management groups and may operate in industries characterized by rapid technological obsolescence. Securities of such companies may be less liquid and more volatile than securities of large cap companies and therefore may involve greater risk.

      With respect to the Real Estate Series, real estate companies tend to be small to medium sized companies. Real estate company shares, like other smaller company shares, can be more volatile than, and perform differently from, larger, more established companies. There may be less trading in a smaller company's shares, which means that buy and sell transactions in those shares could have a larger impact on the shares' price than is the case with larger company shares.

- VALUATION RISK: The risk that a Series has valued certain of its securities at a higher price than it can sell them.

- VALUE INVESTING RISK: The risk that the investment in companies whose securities are believed to be undervalued, relative to their underlying profitability, do not appreciate in value as anticipated.

FINANCIAL HIGHLIGHTS

      The financial highlight tables are intended to help you understand a Fund's or a Portfolio's financial performance for the past year. Certain information reflects financial results for a single Institutional Share of a Fund or Portfolio. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund or a Portfolio (assuming reinvestment of all dividends and other distributions). Financial highlights have been audited by __________________, whose reports, along with each Fund's and Portfolio's financial statements, are included in the Institutional Shares' Annual Reports, which are available free of charge upon request.

LARGE CAP STRATEGIC ALLOCATION FUND -
    INSTITUTIONAL SHARES

NET ASSET VALUE - BEGINNING OF PERIOD.....................................
                                                                              -----------
INVESTMENT OPERATIONS:
    Net investment income(2)..............................................
        Net realized and unrealized gain on investments...................
                                                                              -----------
        Total from investment operations..................................
                                                                              -----------

DISTRIBUTIONS:
    From net investment income............................................
                                                                              -----------
NET ASSET VALUE - END OF PERIOD...........................................
                                                                              ===========
TOTAL RETURN..............................................................

RATIOS (TO AVERAGE NET ASSETS)/
    SUPPLEMENTAL DATA:(3)
    Expenses:
        Including expense limitations.....................................
        Excluding expense limitations.....................................
    Net investment income.................................................
Portfolio turnover rate...................................................
Net assets at end of period (000 omitted).................................

--------------------
*   Annualized.

**  Not annualized.

(1) Commencement of operations.

(2) The net investment income was calculated using the average shares outstanding method.

(3) The expense and net investment income ratios include expenses allocated from the WT Investment Trust I - Large Cap Multi-Manager Series and Large Cap Quantitative Series (the "Series").

MID CAP STRATEGIC ALLOCATION FUND  -
    INSTITUTIONAL SHARES

NET ASSET VALUE - BEGINNING OF PERIOD.....................................
                                                                              -----------
INVESTMENT OPERATIONS:
        Net investment loss...............................................
        Net realized and unrealized gain on investments...................
                                                                              -----------
        Total from investment operations..................................
                                                                              -----------
NET ASSET VALUE - END OF PERIOD...........................................

TOTAL RETURN..............................................................

RATIOS (TO AVERAGE NET ASSETS)/
    SUPPLEMENTAL DATA:(2)
    Expenses:
        Including expense limitations.....................................
        Excluding expense limitations.....................................
        Net investment income.............................................
Portfolio turnover rate...................................................
Net assets at end of period (000 omitted).................................

--------------------
*  Annualized.

**  Not annualized.

(1) Commencement of operations.

(2) The expense and net investment income ratios include expenses allocated from the WT Investment Trust I - Mid Cap Multi-Manager Series and Mid Cap Quantitative Series (the "Series").

SMALL CAP STRATEGIC ALLOCATION FUND  -
    INSTITUTIONAL SHARES

NET ASSET VALUE - BEGINNING OF PERIOD.....................................    -----------

INVESTMENT OPERATIONS:
    Net investment loss(2)................................................

        Net realized and unrealized gain on investments ..................
                                                                              -----------
        Total from investment operations..................................
                                                                              -----------
NET ASSET VALUE - END OF PERIOD...........................................
                                                                              ===========
TOTAL RETURN..............................................................

RATIOS (TO AVERAGE NET ASSETS)/
    SUPPLEMENTAL DATA:(3)
    Expenses:
        Including expense limitations.....................................
        Excluding expense limitations.....................................
    Net investment income.................................................
Portfolio turnover rate...................................................
Net assets at end of period (000 omitted).................................

--------------------
*  Annualized.

**  Not annualized.

(1) Commencement of operations.

(2) The net investment loss per share was calculated using the average shares outstanding method.

(3) The expense and net investment income ratios include expenses allocated from the WT Investment Trust I - Small Cap Multi-Manager Series and Small Cap Quantitative Series (the "Series")/

                                                                                     For the Fiscal Years Ended June 30,
                                                                              2003           2002          2001          2000+
                                                                              ----           ----          ----          ----
INTERNATIONAL MULTI-MANAGER PORTFOLIO  -
    INSTITUTIONAL SHARES

NET ASSET VALUE - BEGINNING OF PERIOD ................................     $      6.29     $    7.43     $   12.48     $   10.03
                                                                           -----------     ---------     ---------     ---------
INVESTMENT OPERATIONS:
    Net investment income(1) .........................................            0.07          0.01          0.05          0.08
    Net realized and unrealized gain (loss)
        on investments and foreign currency ..........................           (0.61)        (1.07)        (3.19)         3.09
                                                                           -----------     ---------     ---------     ---------
        Total from investment operations .............................           (0.54)        (1.06)        (3.14)         3.17
                                                                           -----------     ---------     ---------     ---------

DISTRIBUTIONS:
    From net investment income .......................................              --         (0.02)        (0.06)        (0.06)
    From net realized gain ...........................................              --         (0.06)        (1.85)        (0.66)
                                                                           -----------     ---------     ---------     ---------
        Total distributions ..........................................              --         (0.08)        (1.91)        (0.72)
                                                                           -----------     ---------     ---------     ---------

NET ASSET VALUE - END OF PERIOD ......................................     $      5.75     $    6.29     $    7.43     $   12.48
                                                                           ===========     =========     =========     =========
TOTAL RETURN .........................................................           (8.59)%      (14.30)%      (27.55)%       31.52%

RATIOS (TO AVERAGE NET ASSETS)/
    SUPPLEMENTAL DATA:(2)
    Expenses:
        Including expense limitations ................................            1.36%         1.37%         1.07%         1.00%
        Excluding expense limitations ................................            1.38%         1.39%         1.29%         1.21%
    Net investment income ............................................            1.28%         0.21%         0.55%         0.66%
Portfolio turnover rate ..............................................             148%           91%           86%           78%
Net assets at end of period (000 omitted) ............................     $    95,420     $  61,660     $  76,511     $  84,078

--------------------

(1) The net investment income per share was calculated using the average shares outstanding method.

(2) Effective November 1, 1999, the expense and net investment income ratios include expenses allocated from the WT Investment Trust I - International Multi-Manager Series (the "Series") and the portfolio turnover reflects the investment activity of the Series.

+ Effective November 1, 1999, the Rodney Square International Equity Portfolio ("Rodney Square Portfolio") was merged into the Wilmington International Multi-Manager Portfolio. The financial highlights for periods prior to November 1, 1999 reflect the performance history of the Rodney Square Portfolio.

REAL ESTATE PORTFOLIO  -
    INSTITUTIONAL SHARES

NET ASSET VALUE - BEGINNING OF PERIOD.....................................
                                                                              -----------
INVESTMENT OPERATIONS:
    Net investment income(2)..............................................
        Net realized and unrealized gain on investments ..................
                                                                              -----------
        Total from investment operations..................................
                                                                              -----------

DISTRIBUTIONS:
    From net investment income............................................
    From net realized gains...............................................
                                                                              -----------
        Total distributions...............................................
                                                                              -----------
NET ASSET VALUE - END OF PERIOD...........................................
                                                                              ===========
TOTAL RETURN..............................................................

RATIOS (TO AVERAGE NET ASSETS)/
    SUPPLEMENTAL DATA:(3)
    Expenses:
        Including expense limitations.....................................
        Excluding expense limitations.....................................
    Net investment income.................................................
Portfolio turnover rate...................................................
Net assets at end of period (000 omitted).................................

--------------------
*  Annualized.

**Not annualized.

(1) Commencement of operations.

(2) The net investment income was calculated using the average shares outstanding method.

(3) The expense and net investment income ratios include expenses allocated from the WT Investment Trust I - Real Estate Series (the "Series") and the portfolio turnover reflects the investment activity of the Series.

                             MANAGEMENT OF THE FUND

      The Board of Trustees of WT Mutual Fund (the "WT Fund") has oversight responsibility the management, activities and affairs of the WT Fund and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the WT Fund and its shareholders.

INVESTMENT ADVISER

      Rodney Square Management Corporation, 1100 North Market Street, Wilmington, Delaware 19890, serves as investment adviser to the Strategic Funds, the Multi-Manager Series, the Quantitative Series, the International Multi-Manager Series and the Real Estate Series. RSMC is a wholly owned subsidiary of Wilmington Trust Corporation, which is a publicly held financial services holding company. As the Strategic Funds, the Quantitative Series, the Multi-Manager Series, the International Multi-Manager Series and the Real Estate Series' investment adviser, RSMC has overall responsibility for directing their investments. For each Series, RSMC allocates the Series' assets among sub-advisers and oversees the sub-advisers' investment activities. As of September 30, 2004, RSMC had $____ billion assets under management.

      Neither the Strategic Funds nor the Portfolios pay an advisory fee to RSMC. The Strategic Funds and the Portfolios indirectly pay their proportionate share of the advisory and sub-advisory fees paid by the Series. For the fiscal year ended June 30, 2004, the Series paid, in the aggregate, the following advisory and sub-advisory fees (after waivers), as a percentage of each Series' average daily net assets:

Large Cap Quantitative Series               0.52%
Mid Cap Quantitative Series                 0.51%
Small Cap Quantitative Series               0.43%
Large Cap Multi-Manager Series              0.74%
Mid Cap Multi-Manager Series                0.76%
Small Cap Multi-Manager Series              0.90%
International Multi-Manager Series          0.65%
Real Estate Series                          0.83%

      Subject to its obligation to seek best execution, the investment adviser may direct the sub-advisers to place trades through designated brokers, which may include brokers affiliated with the investment adviser or a sub-adviser. Such directed brokerage transactions, placed with an affiliated broker-dealer, will be completed in accordance with the applicable regulatory requirements and the procedures adopted by the Board of Trustees.

PORTFOLIO MANAGEMENT

      The day-to-day management of the Strategic Funds, the Multi-Manager Series, the Quantitative Series, and the International Multi-Manager Series is the responsibility of the Investment Strategy Team of RSMC and its affiliates. The Investment Strategy Team meets regularly to make investment decisions.

      The day-to-day management of the Real Estate Series is the responsibility of Robert E. Reiser, Jr., CFA and Dorsey D. Farr, Ph.D., who implement the Series' investment allocations to its sub-advisors as determined by the Investment Strategy Team of RSMC and its affiliates. Messrs. Reiser and Farr, Vice Presidents of RSMC, have been with RSMC and/or its affiliate since 1999 and 2000, respectively. Prior to 1999, Mr. Reiser managed his own investment advisory firm. From 1999 to 2000, Mr. Farr was an instructor in the Department of Economics at the University of Virginia.

SUB-ADVISER - QUANTITATIVE SERIES

      Parametric Portfolio Associates, LLC. PPA, the sub-adviser to each of the Quantitative Series, is a registered investment adviser located at 1151 Fairview Avenue North, Seattle, Washington 98109. PPA is controlled by Eaton Vance Corp., which owns 80% of PPA's stock equity. Since 1987, PPA has provided advisory services to mutual funds and other institutional accounts, including corporations, union and pension accounts, foundations, trusts, and individuals. As of September 30, 2004, PPA had assets under management of approximately $___ billion.

      Thomas Seto is Vice President and Director of Portfolio Management of PPA. He is responsible for all portfolio management at PPA. Prior to joining PPA in 1998, Mr. Seto served as the Head of U.S. Equity Index Investments at Barclays Global Investors.

SUB-ADVISERS - LARGE CAP MULTI-MANAGER SERIES

      Armstrong Shaw Associates Inc. ASA is a registered investment adviser founded in 1984, and located at 45 Grove Street, New Canaan, Connecticut. As of September 30, 2004, ASA had assets under management of approximately $_____ billion. Jeffrey Shaw is the lead portfolio manager for the portion of the Series managed by ASA. He has been the Chairman and President of ASA since 1999 and 1989, respectively, and is a co-founder of the firm.

      Montag & Caldwell, Inc. M&C is a registered investment adviser founded in 1945, and located at 3455 Peachtree Road NE Suite 1200, Atlanta, Georgia 30326. M&C is a wholly - owned subsidiary of ABN AMRO Asset Management Holdings, Inc. As of September 30, 2004, M&C had assets under management of approximately $_____ billion. An investment management team makes the investment decisions with respect to the portion of assets of the Large Cap Multi-Manager Series allocated to M&C.

      Ronald E. Canakaris, CIC, CFA, leads the investment management team that sub-advises a portion of the assets of the Large Cap Multi-Manager Series. Mr. Canakaris is President, Chief Executive Officer and Chief Investment Officer of M&C. He has been with the firm since 1972 and is responsible for developing the firm's investment process. He has a B.S. and B.A. from the University of Florida.

      First Quadrant, L.P. First Quadrant is a registered investment adviser founded in 1988, and located at 800 East Colorado Boulevard, Suite 900, Pasadena, California 91101. Affiliated Managers Group, Inc., located at 600 Hale Street, Prides Crossing, MA 01965, indirectly owns a majority interest in First Quadrant. First Quadrant offers advice, investment management and related services to institutional and individual clients using various investment strategies including taxable and tax-exempt equity management, global tactical asset allocation, market neutral approaches and currency overlay. As of September 30, 2004, First Quadrant had assets and overlays under management of approximately $_____ billion. With respect to the portion of the Large Cap Multi-Manager Series' assets allocated to First Quadrant, Christopher G. Luck and R. Max Darnell are the lead portfolio managers.

      Mr. Luck is a Partner of First Quadrant and a Director of Equity Portfolio Management, positions he has held since March 1996, and previously was the Director of Equity Management of First Quandrant's predecessor, First Quadrant Corporation, since September 1995. Mr. Darnell is a Partner and the Chief Investment Officer of, and a portfolio manager for, First Quadrant and has been with the firm since 1991.

SUB-ADVISERS - MID CAP MULTI-MANAGER SERIES

      Bennett Lawrence Management, LLC. BLM is a registered investment adviser founded in 1995, and located at 757 Third Avenue, New York, New York 10017. BLM provides advisory services to mutual funds, separately managed accounts, domestic and offshore funds and other pooled investments vehicles. As of September 30, 2004, BLM had assets under management of approximately $_____ million.

      Mr. Van Schreiber has been the Managing Member and Chief Portfolio Manager of BLM since 1995. Previously, Mr. Schreiber was a Managing Director and Senior Growth Portfolio Manager with Deutsche Morgan Grenfell/C.J. Lawrence Inc. ("CJL"). He joined CJL in 1965 as a research analyst, became the Department Head of Institutional Marketing in 1968, and a Partner of the firm in 1969. Since 1976, Mr. Schreiber served as an Executive Vice President of the CJL, and a member of the Board of Directors until its acquisition by Morgan Grenfell. Mr. Schreiber received his M.B.A. in Finance from New York University and his undergraduate degree from Williams College.

      Eubel Brady and Suttman Asset Management, Inc. EBS is a registered investment adviser founded in 1993, and located at 7777 Washington Village Dr., Dayton, Ohio 45459. EBS provides advisory services to individual and institutional investors through separate accounts. As of September 30, 2004, EBS had assets under management of approximately $______ billion.

      Robert J. Suttman, II, CFA, is the President and a principal of EBS. He is also a Senior Institutional Portfolio Manager and a member of the Investment Policy Committee.

      Equity Investment Corporation. EIC is a registered investment adviser founded in 1986, and located at 3007 Piedmont Road, Atlanta, Georgia 30305. The firm has manages equity portfolios for institutions and individuals. As of September 30, 2004, EIC had assets under management of approximately $____ million.

      James F. Barksdale is President of EIC and is the portfolio manager for EIC's mid cap portfolios/accounts. Mr. Barksdale received a B.S. degree from the College of William and Mary and a Masters of Business Administration from the Wharton School of Finance, University of Pennsylvania. He began his career in the finance department of IC Industries where he was involved with investments, acquisitions, and planning. After overseas assignments, he returned to New York City to take a position at Merrill, Lynch, Pierce, Fenner & Smith in asset allocation. He then served as a portfolio manager for Management Asset Corporation, an institutional Graham-Dodd investment firm in Connecticut before returning to Atlanta in 1986 to form Equity Investment Corporation.

SUB-ADVISERS - SMALL CAP MULTI-MANAGER SERIES

      Batterymarch Financial Management, Inc. BFM is a registered investment adviser founded in 1969, and located at 200 Clarendon Street, Boston, Massachusetts, 02116. BFM provides asset management services to individuals, mutual funds, pension plans, trusts and corporations. As of September 30, 2004, BFM had assets under management of approximately $_______ billion.

      William L. Elcock is Chief Executive Officer and Senior Portfolio Manager of BFM. He manages the firm's business operations, with overall responsibility for all major investment management decisions. He joined Batterymarch in 1984, serving as an assistant portfolio manager and then a research analyst before becoming a portfolio manager. In 2001, Mr. Elcock assumed additional senior management responsibilities as Deputy Chief Executive Officer. He was named Chief Executive Officer in 2002.

      Systematic Financial Management, L.P. SFM is a registered investment adviser founded in 1982, and located at 300 Frank W. Burr Boulevard, 7th Floor, Glenpointe East, Teaneck, New Jersey, 07666. SFM is jointly owned by Affiliated Managers Group, a holding company, and employees of the firm. SFM provides asset management services to corporations, foundations, endowments, high net worth individuals and insurance companies. As of September 30, 2004, SFM had assets under management of approximately $___ billion.

      Ken Burgess, CFA is a Partner of SFM and serves as lead portfolio manager. He began his investment career with SFM in 1993.

SUB-ADVISERS - INTERNATIONAL MULTI-MANAGER SERIES

      Goldman Sachs Asset Management, L.P. GSAM, a wholly-owned subsidiary of The Goldman Sachs Group, Inc, is located at 32 Old Slip, New York, New York 10005. GSAM is part of the Investment Management Division (IMD) and an affiliate of Goldman, Sachs & Co. (Goldman Sachs). Prior to the end of April 2003, Goldman Sachs Asset Management, a business unit of Goldman Sachs, served as the Sub-Adviser. On or about April 26, 2003, GSAM assumed Goldman Sachs' sub-advisory. As of September 30, 2004 GSAM along with other units of IMD had assets under management of approximately $____ billion.

      GSAM's Quantitative Equity Team is led by Robert Jones. Mr. Jones' team is divided into four areas: research, portfolio management, product management and information technology. There are eight dedicated portfolio managers working with Mr. Jones; in managing various portfolios, the Quantitative Equity Team employs several different investment strategies, one of which is the Structured International strategy, overseen by Mr. Ioffe.

      ROBERT JONES, CFA, is a Managing Director of GSAM's Quantitative Equity Group in New York and Senior Portfolio Manager. Mr. Jones joined GSAM as a portfolio manager in 1989. He received a B.A. from Brown University in 1978 and a M.B.A. from the University of Michigan in 1980.

      LEN IOFFE, CFA, is a Vice President and Senior Portfolio Manager. Mr. Ioffe joined GSAM in 1995 and became a portfolio manager in 1996. He received an M.S. in Computer Science from St. Petersburg Polytechnical University in Russia and a M.B.A. from the New York University's Stern School of Business.

      Julius Baer Investment Management LLC JBIM, located at 330 Madison Avenue, New York, NY 10017, is a registered investment adviser and a wholly-owned subsidiary of Julius Baer Securities Inc. ("JBS"). JBS, located at the same address, is a wholly owned subsidiary of Julius Baer Holding Ltd. of Zurich, Switzerland. As of September 30, 2004, JBIM had assets under management of approximately $___ billion. Richard C. Pell and Rudolph Riad Younes are members of JBIM's portfolio management team that are responsible for the management of the International Multi-Manager Series.

      RUDOLPH RIAD YOUNES, CFA is a Senior Vice President and the Head of International Equities of JBIM. Mr. Younes joined the Julius Baer Group in 1993 and specializes in international equity and emerging market investments. Mr. Younes is also responsible for managing the international equity component of all balanced investment strategies of JBIM. Prior to joining the Julius Baer Group, Mr. Younes was an Associate Director at Swiss Bank Corp. Mr. Younes is a Chartered Financial Analyst and received an M.B.A. in Management from Yale University and an M.S. in Electrical Engineering from Columbia University. Mr. Younes is fluent in Arabic, English and French and has a working knowledge of German.

      RICHARD C. PELL is a Senior Vice President and the Chief Investment Officer of JBIM. Mr. Pell joined the Julius Baer Group as Chief Investment Officer in 1995. His investment team is responsible for global and international equity, as well as global balanced management. Prior to joining the Julius Baer Group, Mr. Pell worked for Bankers Trust Company from 1990-1995. While he was with Bankers Trust Company, Mr. Pell focused on global fixed income and global balanced portfolio management. From 1988 to 1990, Mr. Pell was with Mitchell Hutchins Institutional Investors and was the head of its corporate bonds and mortgage backed securities. From 1983 to 1988, Mr. Pell was with Bank of Tokyo Trust Company and was responsible for its US balanced and fixed income management. Mr. Pell holds a

B.A. in History from the University of California, Berkeley, and an M.B.A. in Finance from New York University.

SUB-ADVISERS - REAL ESTATE SERIES

      AEW Management and Advisors, L.P. AEW Management and Advisors L.P., an affiliate of AEW Capital Management, L.P., is a registered investment adviser. Together with its affiliates, AEW managed approximately $6.8 billion of client capital as of September 30, 2004. AEW is a subsidiary of (and therefore may be deemed to be controlled by) CDC IXIS Asset Management North America, L.P., which, through subsidiaries and affiliates in the U.S., Europe and Asia, manages approximately $___ billion in assets for institutions and individuals as of September 30, 2004. AEW is located at Two Seaport Lane, World Trade Center East, Boston, Massachusetts 02210, is a registered investment adviser. A team of professionals at AEW, working with RSMC, is primarily responsible for overseeing the day-to-day operations of the Series.

      That team is led by MATTHEW A. TROXELL, who serves as Portfolio Manager for the Series. Mr. Troxell joined AEW in 1994 as a Vice President and became a Principal of the firm in 1997. Mr. Troxell has over 20 years of securities and portfolio management experience. Prior to joining AEW, he was a Vice President and Assistant to the President of Landmark Land Company and a Securities Analyst at A.G. Becker Paribas. Mr. Troxell is a Chartered Financial Analyst.

      Real Estate Management Services Group LLC. Real Estate Management Services Group, LLC ("REMS"), located at 1100 Fifth Avenue South, Suite 301, Naples, Florida 34102, was organized in May 2002. Prior to its formation as an independent adviser REMS operated as a division of Beach Investment Counsel ("BIC") from May 2000 to May 2002. All assets, accounts and personnel of the REMS division of BIC transferred to the REMS. REMS is a registered investment adviser specializing in REIT portfolio management. As of September 30, 2004, the REMS Group had approximately $____ million in assets under management.

      EDWARD W. TURVILLE, CFA is the Managing Director of REMS and has been with REMS since 2000. From 1992 to 2000, Mr. Turville was a Senior Vice President and shareholder of Dalton, Greiner, Hartman, Maher & Co. and managed real estate and REIT investments for the firm. He has conducted research related to publicly traded real estate securities since 1970, served as a director of a publicly traded real estate firm and provided consulting services to private real estate partnerships.

      JOHN E. WEBSTER, II, as Director of REIT Research, is responsible for real estate research and valuation analysis for real estate securities investments at REMS. Mr. Webster has been with REMS since 2000. Mr. Webster was an analyst for The Parthenon Group, Inc., from 1995 to the 2000. From 1988 to 1994, he was a loan officer and asset manager in the real estate group for the Bank of Nova Scotia, where he was responsible for an institutional portfolio of office, retail, hotel, and condominium assets. Mr. Webster also has direct real estate experience in both industrial and office development and leasing.

STRATEGIC FUNDS' UNDERLYING SERIES EXPENSES

      The Strategic Funds do not pay any sales load, Rule 12b-1 distribution fee or shareholder service fee in connection with their investments in shares of the Quantitative and Multi-Manager Series. However, the Strategic Funds indirectly pay their pro rata share of the expenses incurred by the Series in which a Fund invests, after any fee waivers or expense reimbursements. These expenses are set forth in the table below.

                                       LARGE CAP       LARGE CAP        MID CAP        MID CAP        SMALL CAP       SMALL CAP
                                      QUANTITATIVE   MULTI-MANAGER   QUANTITATIVE   MULTI-MANAGER    QUANTITATIVE   MULTI-MANAGER
Management fees                          0.84%(1)       0.87%(2)       0.65%(1)        0.90%(3)         0.64%(1)       1.12%(4)
Other expenses                           0.41%          0.30%          0.71%           0.35%            0.62%          0.44%
TOTAL ANNUAL OPERATING EXPENSES(5)       1.05%          1.17%          1.36%           1.25%            1.26%          1.56%
Fees Waived and Expenses Reimbursed     (0.12)%        (0.13)%        (0.14)%         (0.13)%          (0.22)%        (0.21)%
NET ANNUAL OPERATING EXPENSES(5)         0.93%          1.04%          1.22%           1.12%            1.04%          1.35%

------------------------
(1) The management fee reflects an advisory fee of 0.40% of annual average net assets payable to RSMC and a sub-advisory fee of 0.25% of annual average net assets payable to PPA.

(2) The management fee reflects an advisory fee of 0.40% of annual average net assets payable to RSMC and sub-advisory fees of 0.50%, 0.65% and 0.50%, of annual average net assets payable to ASA, M&C and First Quadrant, respectively.

(3) The management fee reflects an advisory fee of 0.40% of annual average net assets payable to RSMC and sub-advisory fees of 0.55%, 0.50% and 0.50%, of annual average net assets payable to BLM, EBS and EIC, respectively.

(4) The management fee reflects an advisory fee of 0.40% of annual average net assets payable to RSMC and sub-advisory fees of 0.70% and 0.80%, of annual average net assets payable to BFM and SFM, respectively.

(5) RSMC has contractually agreed to waive a portion of certain Series' advisory fee or reimburse expenses to the extent that (i) the combined total annual operating expenses of the Large Cap Quantitative Series and Large Cap Multi-Manager Series would otherwise exceed 1.00% flowing through to the Wilmington Large Cap Strategic Allocation Fund, (ii) the combined total annual operating expenses of the Mid Cap Quantitative Series and Mid Cap Multi-Manager Series would otherwise exceed 1.15% flowing through to the Wilmington Mid Cap Strategic Allocation Fund, and (iii) the combined total annual operating expenses of the Small Cap Quantitative Series and Small Cap Multi-Manager Series would otherwise exceed 1.25% flowing through to the Wilmington Small Cap Strategic Allocation Fund. The amounts shown for waivers and/or reimbursements are based on a proportional allocation to each Underlying Series. RSMC, however, with the approval of the Board of Trustees, may use some other method for allocating the expense reduction to the Series so long as a Fund and RSMC are the only investors in a Quantitative or Multi-Manager Series and the combined total annual operating expenses of the Large Cap Quantitative Series and the Large Cap Multi-Manager Series, of the Mid Cap Quantitative Series and the Mid Cap Multi-Manager Series, and of the Small Cap Quantitative Series and the Small Cap Multi-Manager Series, in proportion to their assets do not exceed 1.00%, 1.15% and 1.25%, respectively. This expense reduction agreement will remain in place until July 1, 2006 unless the Board of Trustees approves its earlier termination.

                               SERVICE PROVIDERS

      The chart below provides information on the primary service providers.

Asset                                                                       Shareholder
Management                                                                  Services

        INVESTMENT ADVISER                                                               TRANSFER AGENT
  Rodney Square Management Corp.                                                            PFPC Inc.
     1100 North Market Street                                                            760 Moore Road
       Wilmington, DE 19890                                                         King of Prussia, PA 19406

Manages the investment activities                                             Handles certain shareholder services,
 of the Funds and each Series.                                              including record keeping and statements,
                                                                             payment of distributions and processing
                                                                                    of buy and sell requests.

                                                WT MUTUAL FUND

                                        WILMINGTON LARGE CAP STRATEGIC
                                                ALLOCATION FUND
                                         WILMINGTON MID CAP STRATEGIC
                                                ALLOCATION FUND
                                        WILMINGTON SMALL CAP STRATEGIC
                                                ALLOCATION FUND
                                        WILMINGTON INTERNATIONAL MULTI-
                                               MANAGER PORTFOLIO
                                        WILMINGTON REAL ESTATE PORTFOLIO

Fund                                                                        Asset
Operations                                                                  Safe Keeping

           ADMINISTRATOR                                                                    CUSTODIAN

  Rodney Square Management Corp.                                                    Wilmington Trust Company
     1100 North Market Street                                                       1100 North Market Street
       Wilmington, DE 19890                                                           Wilmington, DE 19890

       SUB-ADMINISTRATOR AND                                                           PPFC Trust Company
         ACCOUNTING AGENT                                                             Please insert address

             PFPC Inc.
       301 Bellevue Parkway
       Wilmington, DE 19809

Provides facilities, equipment and                                            Holds each Fund's, Portfolio's and
      personnel to carry out                                             Series' assets, settles all portfolio trades
administrative services related to                                          and collects most of the valuation data
   each Fund and calculates each                                             required for calculating each Fund's,
   Fund's NAV and distributions.                                            Portfolio's and Series' NAV per share.

                                     Distribution

                                                  DISTRIBUTOR
                                     Professional Funds Distributor, LLC.
                                                760 Moore Road
                                           King of Prussia, PA 19406
                                        Distributes the Funds' shares.

                             SHAREHOLDER INFORMATION

PRICING OF SHARES

      The Series value their assets based on current market values when such values are available. These prices normally are supplied by a pricing service. Any assets held by a Series that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that PFPC, Inc. determines the daily net asset value per share. To determine the value of those securities, PFPC may use a pricing service that takes into account not only developments related to specific securities, but also transactions in comparable securities. Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees.

      PFPC determines the net asset value ("NAV") per share of each Fund and Portfolio as of the close of regular trading on the New York Stock Exchange (the "Exchange") (currently 4:00 p.m. Eastern time), on each business day (i.e., a day that the Exchange and the transfer agent are open for business). The NAV is calculated by adding the value of all securities and other assets in a Fund or Portfolio, deducting its liabilities and dividing the balance by the number of outstanding shares in that Fund or Portfolio. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent and, under no circumstances will any order be accepted for purchase, redemption or exchange after the NAV Calculation.

PURCHASE OF SHARES

      Shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment in Institutional Shares is $1,000. Additional investments in a Fund or Portfolio may be made in any amount. You may purchase shares as specified below.

      You may also purchase shares if you are a client of Wilmington Trust through your trust or corporate cash management accounts. If you are a client of an institution (such as a bank or broker-dealer) that has entered into a servicing agreement with the WT Funds' distributor ("Service Organization"), you may also purchase shares through such Service Organization. You should also be aware that you may be charged a fee by Wilmington Trust or the Service Organization in connection with your investment. If you wish to purchase shares through your account at Wilmington Trust or a Service Organization, you should contact that entity directly for information and instructions on purchasing shares.

      BY MAIL: You may purchase shares by sending a check drawn on a U.S. bank payable to Wilmington Funds, indicating the name and class of the Fund or Portfolio, along with a completed application (included at the end of this prospectus). If a subsequent investment is being made, the check should also indicate your account number. When you make purchases by check, a Fund or Portfolio may withhold payment on redemptions until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

Regular mail:                              Overnight mail:

Wilmington Strategic Allocation Funds      Wilmington Strategic Allocation Funds
c/o PFPC Inc.                              c/o PFPC Inc.
P.O.  Box 9828                             760 Moore Road
Providence, RI 02940                       King of Prussia, PA 19406

      BY WIRE: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) 336-9970 for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.

      ADDITIONAL INFORMATION REGARDING PURCHASES: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any business day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following business day.

      Any purchase order may be rejected if a Fund or Portfolio determines that accepting the order would not be in its or its shareholders best interest.

      It is the responsibility of Wilmington Trust or the Service Organization to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

      For information on other ways to purchase shares, including through an individual retirement account (IRA), an Automatic Investment Plan or a Payroll Investment Plan, please refer to our SAI.

REDEMPTION OF SHARES

      You may sell your shares on any business day. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. If held for more than 60 days, there is no fee when shares are redeemed. If shares are redeemed within 60 days of purchase, a redemption fee of 1.00% of the redemption amount may be charged. (See "Redemption Fee" below.) It is the responsibility of Wilmington Trust or the Service Organization to transmit redemption orders and credit their customers' accounts with redemption proceeds on a timely basis. Redemption checks are mailed on the next business day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the transfer agent before 4:00 p.m. Eastern time) or the next business day if received after 4:00 p.m. Eastern time or on a non-business day, but never later than 7 days following such receipt. If you purchased your shares through an account at Wilmington Trust or a Service Organization, you should contact Wilmington Trust or the Service Organization for information relating to redemptions. The Fund or Portfolio's name and your account number should accompany any redemption requests.

      REDEMPTION FEES: A redemption fee of 1.00% of the total redemption amount (calculated at market value) will be imposed if you sell your shares within 60 days of your purchase of such shares. This fee will apply to redemptions processed for the purpose of receiving redemption proceeds or processing an exchange between the Wilmington Portfolios (a list of which is shown under the heading "EXCHANGE OF SHARES" below). This fee is paid directly to the respective Fund or Portfolio and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. For purposes of determining whether this fee applies, the shares that you have held the longest will be redeemed or exchanged first. This fee may not apply in certain circumstances, such as redemptions or exchanges processed from Wilmington Trust corporate cash management or trust accounts and certain omnibus accounts (including 401(k) plans), and in the event of shareholder death or disability.

See "Exchange of Shares" for additional information regarding the exchange of shares of a Wilmington Portfolio.

      MARKET TIMING: Neither the Funds nor the Portfolios are designed to accommodate market timing or repetitive trading. "Market timing" is defined as effecting frequent trades into or out of a fund in an effort to anticipate or time price movements. A Fund or Portfolio may restrict or refuse purchase or exchange orders by market timers or by those persons the Fund or Portfolio or the Distributor believe are engaging in similar trading activity. Market timing can adversely impact the ability of an investment adviser to invest assets in an orderly, long-term manner, which in turn may adversely impact the expenses and the performance of a Fund or Portfolio. There is no guaranty that the Funds or the Portfolios or their agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence.

      BY MAIL: If you redeem your shares by mail, you should submit written instructions with a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. Your written instructions must include the Fund or Portfolio name, your account number, your printed name and your signature and should be mailed with your signature guarantee to:

Regular mail:                             Overnight mail:

Wilmington Strategic Allocation Funds     Wilmington Strategic Allocation Funds
c/o PFPC Inc.                             c/o PFPC Inc.
P.O.  Box 9828                            760 Moore Road
Providence, RI 02940                      King of Prussia, PA 19406

      BY TELEPHONE: If you prefer to redeem your shares by telephone you may elect to do so, however there are risks. The Funds and Portfolio have safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine in order to mitigate the risk of fraudulent acts. If such safeguards and procedures are followed, you will bear the risk of any losses.

      ADDITIONAL INFORMATION REGARDING REDEMPTIONS: Redemption proceeds may be wired to your pre-designated bank account in any commercial bank in the United States if the amount exceeds $1,000. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a signature guarantee. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds shares.

      If shares to be redeemed represent a recent investment made by check, the Funds and Portfolios reserve the right to withhold the redemption proceeds until they believe that the check has been collected (which could take up to 10 days).

      SMALL ACCOUNTS: If the value of your investment in a Fund or Portfolio falls below $500, you may be asked to increase your balance. If the account value is still below $500 after 60 days, your account may be closed and your proceeds sent to you. Your account will not be closed if it falls below $500 solely as a result of a reduction in your account's market value.

      For additional information on other ways to redeem shares, please refer to our SAI.

EXCHANGE OF SHARES

      You may exchange all or a portion of your shares in a Fund or Portfolio for Institutional Shares of the following funds ("Wilmington Portfolios"):

      Wilmington Large Cap Strategic Allocation Fund
      Wilmington Mid Cap Strategic Allocation Fund
      Wilmington Small Cap Strategic Allocation Fund
      Wilmington Premier Money Market Portfolio
      Wilmington Short/Intermediate Bond Portfolio
      Wilmington Short-Term Income Portfolio
      Wilmington Broad Market Bond Portfolio
      Wilmington Municipal Bond Portfolio
      Wilmington Real Estate Portfolio
      Wilmington International Multi-Manager Portfolio
      Wilmington Large Cap Core Portfolio
      Wilmington Small Cap Core Portfolio

      Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. See "Taxes" for a discussion of the tax effect on an exchange of shares.

      Exchange transactions will be subject to the minimum initial investment and other requirements of the Wilmington Portfolio into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder's account of less than $500.

      FEES ON EXCHANGES: If held for more than 60 days, there is no fee when shares are redeemed to process an exchange for your account. If shares are redeemed within 60 days of purchase, a fee of 1.00% of the redemption amount necessary for the exchange may be charged. See "REDEMPTION OF SHARES" for additional information regarding redemptions and this fee.

      To obtain prospectuses of the other Wilmington Portfolios, call (800) 336-9970. To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in a trust account with Wilmington Trust or in an account with a Service Organization, contact Wilmington Trust or the Service Organization. The Wilmington Portfolios may terminate or modify the exchange offer described here and will give you 60 days' notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of the shares to be acquired through such exchange may be legally made.

DISTRIBUTIONS

      Distributions from the net investment income, if any, of a Fund or Portfolio, except for the International Multi-Manager Portfolio are declared and paid quarterly to you. Distributions from net investment income, if any, of the International Multi-Manager Portfolio are declared and paid annually. Any net capital gain realized by a Fund or Portfolio will be distributed annually.

      Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

      As long as a Fund or Portfolio meets the requirements for being a "regulated investment company," it pays no Federal income tax on the earnings and gains it distributes to shareholders. While a Fund or Portfolio may invest in securities that earn interest exempt from Federal income tax, the Fund, and Portfolios invest primarily in taxable securities. Distributions of net investment income and net short-term capital gains, if any, whether received in cash or reinvested in additional shares, are generally taxable to you as ordinary income. You will be notified following the end of the calendar year of the amount of dividends and other distributions paid that year.

      Distributions of a net capital gain, if any, whether received in cash or reinvested in additional shares, are taxable to you as long-term capital gain regardless of the length of time you have held your shares. You should be aware that if shares are purchased shortly before the record date for any dividend or net capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution.

      It is a taxable event for you if you sell or exchange shares of any Fund or Portfolio. Depending on the purchase price and the sale price of the shares you exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

      STATE AND LOCAL INCOME TAXES: You should consult your tax adviser concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

      This section is only a summary of some important income tax considerations that may affect your investment in a Fund or Portfolio. More information regarding those considerations appears in our SAI. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

                            DISTRIBUTION ARRANGEMENTS

      PFPC Distributors, Inc. manages the Funds and Portfolio's distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreement with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. Neither the Funds nor the Portfolios charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

MASTER/FEEDER STRUCTURE

      Other institutional investors, including other mutual funds, may invest in the Series. This structure enables various institutional investors, including the Funds, to pool their assets, which may be expected to result in economies of scale by spreading certain fixed costs over a larger asset base and providing purchasing power. Each shareholder of a Series, including the Funds, will pay its proportionate share of the Series' expenses.

      For reasons relating to costs or a change in investment goal, among others, a Fund could switch to another master fund or decide to manage its assets itself. No Fund is currently contemplating such a move.

SHARE CLASSES

      The Funds issue Institutional, Investor and Service Shares, and the Portfolios issue Institutional and Investor Shares. Each class of shares bears a pro rata portion of a fund's common expenses in addition to expenses directly attributable to that class. Institutional Shares are offered to retirement plans and other institutional investors. Investor Shares pay a Rule 12b-1 distribution fee. Any investor may purchase Investor Shares. Service Shares are offered to investors who use a financial intermediary to process transactions and are subject to a shareholder service fee.

                                    GLOSSARY

"CAP" OR MARKET CAPITALIZATION:

Cap or the market capitalization of a company means the stock market value of all outstanding shares of the company's common stock.

FUNDAMENTAL POLICY:

An investment policy that may not be changed or deviated from without shareholder approval.

FUND EXPENSES:

Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder distribution, administration and custody services.

GROWTH STOCKS:

Growth stocks are the common stocks of growth-oriented companies, which are companies with growth earnings and share price with little regard for dividend earnings. Generally, companies with high relative rates of growth tend to reinvest more of their profits into the company and pay out less to shareholders in the form of dividends. As a result, investors in funds that invest in growth-oriented companies tend to receive most of their return in the form of capital appreciation.

INDEX:

An index is a broad measure of the market performance of a specific group of securities in a particular market, or securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

INTERNATIONAL FUNDS:

International funds invest in securities traded in markets of at least three different countries outside of the United States. An investor in an international fund can avoid the hassles of investing directly in foreign securities and let that fund's investment adviser handle the foreign laws, trading practices, customs and time zones of the foreign countries.

INVESTMENT ADVISER:

The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the fund's investment program. The Board of Trustees supervises the investment adviser and establishes policies that the investment adviser must follow in its management activities.

NET ASSET VALUE OR "NAV":

NAV = Assets - Liabilities
      --------------------
       Outstanding Shares

NET INVESTMENT INCOME:

Net investment income consists of interest and dividends earned by a fund on its investments less accrued expenses.

REITs:

A REIT (real estate investment trust) is a company that pools investors' funds for investment primarily in income-producing real estate or in real estate related loans (such as mortgages) or other interests.

TOTAL RETURN:

Total return is a measure of the per-share change in the total value of a fund's portfolio, including any distributions paid to you. It is measured from the beginning to the end of a specific time period.

VALUE STOCKS:

Value stocks are the common stocks of companies that are considered by the investment adviser to be undervalued relative to their underlying profitability, or rather their stock price does not reflect the value of the company.

                              FOR MORE INFORMATION

      FOR INVESTORS WHO WANT MORE INFORMATION ON THE FUNDS AND PORTFOLIOS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

      ANNUAL/SEMI-ANNUAL REPORTS: These reports contain performance data and information on portfolio holdings, operating results and a discussion of the market conditions and investment strategies that significantly affect the Funds' performance for the most recently completed fiscal year or half-year.

      STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides additional technical and legal descriptions of the Funds and Portfolios' policies, investment restrictions, risks, and business structure. The information in the SAI is incorporated into this prospectus by this reference.

      Copies of these documents and answers to questions about the Funds and Portfolios may be obtained free of charge by contacting:

       WT Mutual Fund
       c/o PFPC Inc.
       760 Moore Road
       King of Prussia, PA 19406
       (800) 336-9970
       9:00 a.m.  to 5:00 p.m.  Eastern time

      Information about the Funds and Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, DC, 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Funds and Portfolios may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.

      FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL 1-(800)-336-9970.

   The investment company registration number for WT Mutual Fund is 811-08648.

                 WILMINGTON LARGE CAP STRATEGIC ALLOCATION FUND
                  WILMINGTON MID CAP STRATEGIC ALLOCATION FUND
                 WILMINGTON SMALL CAP STRATEGIC ALLOCATION FUND
                WILMINGTON INTERNATIONAL MULTI-MANAGER PORTFOLIO
                        WILMINGTON REAL ESTATE PORTFOLIO

                                OF WT MUTUAL FUND
                                 INVESTOR SHARES

                     PROSPECTUS DATED _______________, 2004

      This prospectus gives vital information about these mutual funds, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

      Please note that these Funds:

            -     are not bank deposits

            - are not obligations of, or guaranteed or endorsed by Wilmington Trust Company or any of its affiliates

            -     are not federally insured

            - are not obligations of, or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other government agency

            -     are not guaranteed to achieve their goal(s)

      Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

 TABLE OF CONTENTS

FUND DESCRIPTIONS -- A LOOK AT THE OBJECTIVES, STRATEGIES, RISKS, FEES AND
EXPENSES OF THE FUNDS
      SUMMARY
           Wilmington Strategic Allocation Funds...............................................
           Wilmington International Multi-Manager Portfolio....................................
           Wilmington Real Estate Portfolio....................................................
      PERFORMANCE INFORMATION..................................................................
      FEES AND EXPENSES........................................................................
      EXPENSE EXAMPLE..........................................................................
ADDITIONAL INVESTMENT INFORMATION
           Investment Objectives...............................................................
           Primary Investment Strategies.......................................................
           The Underlying Series of the Strategic Allocation Funds.............................
           Additional Risk Information.........................................................
           Management of the Fund..............................................................
SERVICE PROVIDERS..............................................................................
SHAREHOLDER INFORMATION
           Pricing of Shares...................................................................
           Purchase of Shares..................................................................
           Redemption of Shares................................................................
           Exchange of Shares..................................................................
           Distributions.......................................................................
           Taxes...............................................................................
DISTRIBUTION ARRANGEMENTS
           Rule 12b-1 Fees.....................................................................
           Fund Structure......................................................................
           Share Classes.......................................................................
GLOSSARY.......................................................................................

FOR MORE INFORMATION...........................................................................

  For information about key terms and concepts, please refer to the "Glossary."

                                FUND DESCRIPTIONS

SUMMARY

                 WILMINGTON LARGE CAP STRATEGIC ALLOCATION FUND
                  WILMINGTON MID CAP STRATEGIC ALLOCATION FUND
                 WILMINGTON SMALL CAP STRATEGIC ALLOCATION FUND

Investment Objective    The investment objective of each of the Wilmington Large
                        Cap Strategic Allocation Fund, the Wilmington Mid Cap
                        Strategic Allocation Fund and the Wilmington Small Cap
                        Strategic Allocation Fund (each a "Fund" and collectively, the "Strategic Funds") is to achieve long-term capital appreciation.

Investment Focus        Equity or equity-related securities

Share Price Volatility  High

Principal Investment    The Strategic Funds do not buy investment securities
Strategies              directly. Instead, each Fund pursues its investment
                        objective by investing in other affiliated mutual funds of WT Investment Trust I ("Series"). Each Fund invests its assets in the Series in accordance with weightings determined by the investment adviser.

                        - The WILMINGTON LARGE CAP STRATEGIC ALLOCATION FUND invests at least 80% of its assets in shares of Series, which invest primarily in equity securities of large cap companies, in order to give the Fund broad exposure to large companies in the U.S. equity markets. Currently, the Fund invests in shares of the Large Cap Quantitative Series and the Large Cap Multi-Manager Series; however, at any time, the Fund's investment adviser, Rodney Square Management Corporation ("RSMC"), may substitute, add or subtract Series in which the Fund invests.

                        - The WILMINGTON MID CAP STRATEGIC ALLOCATION FUND invests at least 80% of its assets in shares of two or more Series, which invest primarily in equity securities of mid cap companies, in order to give the Fund broad exposure to medium-sized companies in the U.S. equity markets. Currently, the Fund invests in shares of the Mid Cap Quantitative Series and the Mid Cap Multi-Manager Series; however, at any time, the Fund's investment adviser, RSMC, may substitute, add or subtract Series in which the Fund invests.

                        - The WILMINGTON SMALL CAP STRATEGIC ALLOCATION FUND invests at least 80% of its assets in shares of two or more Series, which invest primarily in equity securities of small cap companies, in order to give the Fund broad exposure to small companies in the U.S. equity markets. Currently, the Fund invests in shares of the Small Cap Quantitative Series and the Small Cap Multi-Manager Series; however, at any time, the Fund's investment adviser, RSMC, may substitute, add or subtract Series in which the Fund invests.

                        In deciding how to allocate a Fund's assets among Series, the investment adviser considers its outlook for the U.S. economy and financial markets, and the relative market valuations and volatility of the Series. Each Fund normally invests 0% to 60% of its assets in a Quantitative Series and 40% to 100% of its assets in a Multi-

                        Manager Series. The investment adviser reserves the right to adjust the percentages invested in a Series.

Principal Risks         -     The Funds are subject to the risks summarized
                              below and further described under the heading
                              "Additional Risk Information" in this prospectus.

                        - A principal risk of investing in a Fund is that the investment adviser's techniques for allocation among two or more Series and selection of Series will not produce the desired results, and therefore a Fund may not achieve its investment objective.

                        - The value of your investment in a Fund is directly related to the investment performance of the Series in which it invests. Therefore, the principal risks of investing in a Fund are closely related to the principal risks associated with the underlying Series and their investments. Because the Fund's allocation of assets among two or more Series will vary, your investment may be subject to any and all of these risks at different times and to different degrees.

                        - An investment in a Fund is not a deposit of Wilmington Trust Company or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency.

                        - It is possible to lose money by investing in a Fund. There is no guarantee that the stock market or the securities in which the Series invest will increase in value.

                        - A Fund's share price will fluctuate in response to changes in the market value of the Series' investments. Market value changes result from business or economic developments affecting an issuer as well as general market and economic conditions.

                        - Growth-oriented investments may be more volatile than the rest of the U.S. stock market as a whole.

                        - A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated.

                        - Because each Multi-Manager Series employs a multi-manager approach, the interplay of the various strategies employed by the investment adviser and sub-advisers may result in a Series holding large positions in certain types of securities, industries or sectors, which may have a negative effect on performance.

                        - Each Series may use equity derivatives to pursue its investment objective. The use of derivatives may expose a Series to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Series to experience higher losses than a fund that does not use derivatives.

                        - Small and mid cap companies may be more vulnerable than large cap companies to adverse business or economic developments, and their securities may be less liquid and more volatile.

                        - The performance of each Series and, therefore, each Fund, will depend on whether or not the investment adviser or sub-adviser is successful in pursuing an investment strategy.

Investor Profile        For investors seeking long-term growth of capital
                        consistent with the volatility of the equity markets.

SUMMARY

                WILMINGTON INTERNATIONAL MULTI-MANAGER PORTFOLIO
                        WILMINGTON REAL ESTATE PORTFOLIO

Investment Objective    -     The investment objective of the WILMINGTON
                              INTERNATIONAL MULTI-MANAGER PORTFOLIO (the
                              "International Portfolio") is to achieve superior long-term capital appreciation.

                        - The investment objective of WILMINGTON REAL ESTATE PORTFOLIO (the "Real Estate Portfolio" and together with the International Portfolios, the "Portfolios") is to achieve long-term growth of capital and high current income through investments in companies in the real estate industry.

Investment Focus        Equity or equity-related securities

Share Price Volatility  High

Principal Investment    Each Portfolio operates as a "feeder fund" which means
Strategy                that a Portfolio does not buy investment securities
                        directly. Instead, each Portfolio invests in a corresponding "master fund," which in turn purchases investment securities. Each Portfolio invests all of its assets in a master fund, which is a separate series of WT Investment Trust I ("Series"). Each Portfolio and its corresponding Series have the same investment objective, policies and limitations.

                        - The WILMINGTON INTERNATIONAL MULTI-MANAGER PORTFOLIO invests all of its assets in the International Multi-Manager Series, which invests at least 85% of its assets in a diversified portfolio of equity (or related) securities of foreign issuers. The Series' investment adviser allocates the Series' assets among sub-advisers, or invests directly in exchange-traded funds. The sub-advisers may select stocks to be purchased or sold by the Series based upon fundamental research, country and trend analysis and whether the stocks are undervalued or have above average growth potential.

                        - The WILMINGTON REAL ESTATE PORTFOLIO invests all of its assets in the Real Estate Series, which under normal market conditions invests at least 80% of its net assets in securities of real estate and real estate-related companies. The Series will invest in real estate companies, such as equity real estate investment trusts (REITs) which own property, and mortgage REITs, which make construction and development loans or invest in mortgage pools, or companies whose products and services relate to the real estate industry.

                        - Each Series employs a multi-manager approach. RSMC serves as each Series' investment adviser. RSMC has delegated the responsibility of securities selection and portfolio management of the International Multi-Manager Series to Goldman Sachs Asset Management, L.P. and Julius Baer Investment Management Inc. and securities selection and portfolio management of the Real Estate Series to AEW Management and Advisors L.P. and Real Estate Management Services Group LLC.

Principal Risks         Each Portfolio is subject to the risks summarized below
                        and further described under the heading "ADDITIONAL RISK
                        INFORMATION" in this prospectus.

                        - An investment in a Portfolio is not a deposit of Wilmington Trust Company or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency.

                        - It is possible to lose money by investing in a Portfolio. There is no guarantee that the stock market or the stocks that a Series buys will increase in value.

                        - A Portfolio's share price will fluctuate in response to changes in the market value of the Series' investments. Market value changes result from business or economic developments affecting an issuer as well as general market and economic conditions.

                        - The International Multi-Manager Series is subject to foreign security risk because its investments in foreign (i.e. non-U.S.) markets are subject to foreign security risk as well as the risk of losses caused by changes in foreign currency exchanges rates.

                        - Because the Real Estate Series concentrates its investments in companies related to the real estate industry, the value of the Real Estate Portfolio's shares may fluctuate more frequently than the value of shares of a fund that invests in a broader range of securities.

                        - Each Series may use derivatives to pursue its investment objective. The use of derivatives may expose a Series to additional risks to which it would not be subject if it invested directly in the securities underlying those derivatives. These risks may cause a Series to experience higher losses than a fund that does not use derivatives.

                        - The performance of each Series and each Portfolio will depend on whether or not the investment adviser or sub-advisers are successful in pursuing its investment strategies.

                        - Because each of the International Multi-Manager Series and the Real Estate Series employs a multi-manager approach, the interplay of the various strategies employed by the investment adviser and sub-advisers may result in a Series indirectly holding large positions in certain types of securities, industries or sectors, which may have a negative affect on performance.

Investor Profile        Investors who want the value of their investment to grow
                        and who are willing to accept more volatility for the possibility of higher returns.

PERFORMANCE INFORMATION

                 WILMINGTON LARGE CAP STRATEGIC ALLOCATION FUND
                  WILMINGTON MID CAP STRATEGIC ALLOCATION FUND
                 WILMINGTON SMALL CAP STRATEGIC ALLOCATION FUND
                        WILMINGTON REAL ESTATE PORTFOLIO

      The Wilmington Large Cap Strategic Allocation Fund, the Wilmington Mid Cap Strategic Allocation Fund, the Wilmington Small Cap Strategic Allocation Fund and the Wilmington Real Estate Portfolio were first offered on July 1, 2003, and therefore do not have a full calendar year of performance.

                WILMINGTON INTERNATIONAL MULTI-MANAGER PORTFOLIO

      As of the date of this prospectus, Investor Shares of the Wilmington International Multi-Manager Portfolio had not commenced operations. The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year and by showing how the average annual total returns for one, five and ten years, before and after taxes, compare with those of the MSCI EAFE Index, which is a broad measure of market performance. The performance shown in the bar chart and performance table are for Institutional Shares of the Fund, which are not offered in this prospectus. However, Institutional Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Investor Shares do not have the same expenses. Specifically, Investor Shares are subject to a distribution fee of 0.25% of average daily net assets of Investor Shares. Had such fees been deducted, the returns would be less. This performance includes the performance of the Portfolio's predecessor, the International Stock Fund, a collective investment fund. The International Stock Fund's performance has been included for periods prior to June 29, 1998 and has been adjusted to reflect the annual deduction of fees and expenses applicable to shares of the Portfolio (i.e. adjusted to reflect expenses, absent investment advisory fee waivers). The International Stock Fund was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the "1940 Act), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code. If the International Stock Fund had been registered under the 1940 Act, its performance may have been different. Total return of the Portfolio would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed. Of course, past performance, both before and after taxes, does not necessarily indicate how the Portfolio will perform in the future.

               ANNUAL TOTAL RETURNS FOR THE PAST 10 CALENDAR YEARS

                              [PERFORMANCE GRAPH]

PERFORMANCE YEARS                       RETURNS
1994                                    -1.36%
1995                                     7.30%
1996                                     8.60%
1997                                     3.43%
1998                                    13.48%
1999                                    41.72%
2000                                   -15.60%
2001                                   -26.91%
2002                                   -18.10%
2003                                    33.95%

                                PERFORMANCE YEARS

       CALENDAR YEAR-TO-DATE TOTAL RETURN AS OF SEPTEMBER 30, 2004: ____%

PFC PLEASE CONFIRM

   BEST QUARTER                                          WORST QUARTER
      30.08%                                                -19.24%
(December 31, 1999)                                   (September 30, 2002)

INSTITUTIONAL SHARES                                                                   Since
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003                       1 Year  June 29, 1998(1)  5 Years   10 Years
----------------------------------------------------                       ------  ----------------  -------   --------
International Multi-Manager Portfolio Return Before Taxes                  33.95%      _____%        0.83%(2)  2.61%(2)
Return After Taxes on Distributions(3)                                     33.74%      _____%         N/A       N/A
Return After Taxes on Distributions and Sale of Shares(3)                  22.06%      _____%         N/A       N/A
MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)(4)    _____%      _____%        ____%     ____%

(1) For periods prior to June 29, 1998, the Portfolio's predecessor, the International Stock Fund, operated as a collective investment fund. As a collective investment fund, the International Stock Fund was treated differently than the Portfolio for federal income tax purposes. For example, a collective investment fund does not make distributions to its investors. As a result, after-tax returns for periods prior to June 29, 1998 are not presented.

(2) This performance information reflects the performance of the Portfolio and its predecessor, the International Stock Fund, and does not reflect any taxes that you may pay as a result of any distributions or sale of shares of the Portfolio.

(3) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(4) The MSCI EAFE Index or the Morgan Stanley Capital International Europe, Australasia and Far East Index is an unmanaged index comprised of stocks of approximately 1,000 companies listed on major stock exchanges in Europe, Australasia and the Far East.

FEES AND EXPENSES

The table below shows the fees and expenses that you may pay if you buy and hold Investor Shares of a Fund or a Portfolio. The expenses are shown as a percentage of its net assets.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                      Investor Shares
                                                                                ---------------
Maximum sales charge (load) imposed on purchases (as a percentage of
   offering price)                                                                    None
Maximum deferred sales charge                                                         None
Maximum sales charge imposed on reinvested dividends (and other
   distributions)                                                                     None
Redemption fee(a)                                                                     1.00%
Exchange fee(a)                                                                       1.00%

(a) Investor Shares are subject to a 1.00% redemption fee only if redeemed or exchanged within the first 60 days after purchase. See "REDEMPTION OF SHARES" and "EXCHANGE OF SHARES" elsewhere in this prospectus for additional information.

ANNUAL FUND/PORTFOLIO OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND/PORTFOLIO ASSETS)(1)

                                      Wilmington                                               Wilmington
                                       Large Cap      Wilmington Mid     Wilmington Small    International
                                       Strategic       Cap Strategic       Cap Strategic     Multi-Manager     Wilmington Real
INVESTOR SHARES                     Allocation Fund   Allocation Fund     Allocation Fund      Portfolio       Estate Portfolio
                                    ---------------   ---------------    ----------------    -------------     ----------------
Management fees(2)                       None(3)           None(4)             None(5)           0.65%(6)           0.83%(7)
Distribution (12b-1) fees                None              None                None              None               None
Other expenses                           0.75%             0.75%               0.75%             0.25%              0.25%
Underlying Series' expenses(8)           1.13%             1.28%               1.46%              n/a                n/a
TOTAL ANNUAL OPERATING EXPENSES(9)       1.88%             2.03%               2.21%             0.90%              1.08%
Waivers/Reimbursements                  (0.13)%           (0.13)%             (0.21)%                              (0.15)%
NET EXPENSES(9)                          1.75%             1.90%               2.00%                                0.93%

------------
1 The table above and the Example below each reflect the aggregate annual operating expenses of Fund or Portfolio and its underlying or corresponding Series.

2 RSMC as investment adviser to the Wilmington Large Cap Strategic Allocation Fund, the Wilmington Mid Cap Strategic Allocation Fund, and the Wilmington Small Cap Strategic Allocation Fund does not receive an advisory fee for its services to such Funds.

3 RSMC, as investment adviser to the Series in which the Wilmington Large Cap Strategic Allocation Fund invests, receives a 0.40% advisory fee and each of Parametric Portfolio Associates, Armstrong Shaw Associates, Inc., Montag & Caldwell, Inc. and First Quadrant, L.P., each a sub-adviser to the Fund's underlying Series, receives sub-advisory fees, before any waivers, of up to 0.25%, 0.50%, 0.65% and __%, respectively.

4 RSMC, as investment adviser to the Series in which the Wilmington Mid Cap Strategic Allocation Fund invests, receives a 0.40% advisory fee and each of Parametric Portfolio Associates, Bennett Lawrence Management, LLC, Eubel Brady and Suttman Asset Management, Inc. and Equity Investment Corporation, each a sub-adviser to the Fund's underlying Series, receives sub-advisory fees, before any waivers, of up to 0.25%, 0.55%, 0.50% and 0.50%, respectively.

5 RSMC, as investment adviser to the Series in which the Wilmington Small Cap Strategic Allocation Fund invests, receives a 0.40% advisory fee and each of Parametric Portfolio Associates, Batterymarch Financial Management, Inc. and Systematic Financial Management, L.P., each a sub-adviser to the Fund's underlying Series, receives sub-advisory fees, before any waivers, of up to 0.25%, 0.70% and 0.80%, respectively.

6 The Management fee reflects a 0.15% advisory fee payable to RSMC and a 0.50% sub-advisory fee payable to each of Goldman Sachs Asset Management L.P. and Julius Baer Investment Management, Inc. The sub-advisory fee is paid to each sub-adviser only on the portion of the Fund's assets the respective sub-adviser manages. The Series is responsible for paying the advisory fee to RSMC and the sub-advisory fee to the sub-advisers.

7 The management fee reflects a 0.35% advisory fee payable to RSMC and sub-advisory fees of up to 0.55% payable to each of AEW Management and Advisors, L.P. and Real Estate Management Services Group, LLC. The sub-advisory fee is paid to each sub-adviser only on the portion of the Fund's assets the respective sub-adviser manages. The Series is responsible for paying the advisory fee to RSMC and the sub-advisory fee to the sub-advisers.

8 For a listing of the expenses, waivers and/or reimbursements associated with each Underlying Series, please see "Management of the Fund - Underlying Series Expenses." Series' expenses flowing through to the Fund are expected to vary with changes in the allocation of the Fund's assets, and may be lower than those shown above.

9 For Investor Shares, RSMC has contractually agreed to reimburse each Fund for other expenses to the extent such other expenses together with the underlying Series' expenses exceed 1.75%, 1.90%, 2.00% and 1.75% for the Wilmington Large Cap Strategic Allocation Fund, the Wilmington Mid Cap Strategic Allocation Fund, the Wilmington Small Cap Strategic Allocation Fund and the Wilmington Real Estate Portfolio, respectively. This undertaking will remain in place until July 1, 2006 for the Strategic Funds and until January 1, 2006 for the Real Estate Portfolio, unless the Board of Trustees approves its earlier termination.

EXAMPLE

      This example is intended to help you compare the cost of investing in Investor Shares of a Fund or a Portfolio with the cost of investing in other mutual funds. The below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:

            -     you reinvested all dividends and other distributions;

            -     the average annual return was 5%;

            - a Fund's or a Portfolio's total operating expenses (reflecting contractual waivers or reimbursements through July 1, 2006) were charged and remained the same over the time periods; and

            - you redeemed all of your investment at the end of each time period.

      Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

INVESTOR SHARES                                            1 Year      3 Years
---------------                                            ------      -------
Wilmington Large Cap Strategic Allocation Fund              $178         $565
Wilmington Mid Cap Strategic Allocation Fund                $193         $611
Wilmington Small Cap Strategic Allocation Fund              $203         $650
Wilmington International Multi-Manager Portfolio            $ 92         $287
Wilmington Real Estate Portfolio                            $ 95         $313

      The above example is for comparison purposes only and is not a representation of a Fund's or a Portfolio's actual expenses and returns, either past or future of the Investor Shares of a Fund or a Portfolio.

                        ADDITIONAL INVESTMENT INFORMATION

INVESTMENT OBJECTIVES

      The investment objective of each of the WILMINGTON LARGE CAP STRATEGIC ALLOCATION FUND, the WILMINGTON MID CAP STRATEGIC ALLOCATION FUND and the WILMINGTON SMALL CAP STRATEGIC ALLOCATION FUND is to achieve long-term capital appreciation. A Fund's investment objective may be changed by the Board of Trustees upon 60 days' prior written notice to shareholders.

      The WILMINGTON INTERNATIONAL MULTI-MANAGER PORTFOLIO seeks superior long-term capital appreciation.(1) The WILMINGTON REAL ESTATE PORTFOLIO seeks long-term growth of capital and high current income. The investment objective for each Portfolio may not be changed without shareholder approval.

      There is no guarantee that a Fund or a Portfolio will achieve its investment objective.

PRIMARY INVESTMENT STRATEGIES

                 WILMINGTON LARGE CAP STRATEGIC ALLOCATION FUND
                  WILMINGTON MID CAP STRATEGIC ALLOCATION FUND
                 WILMINGTON SMALL CAP STRATEGIC ALLOCATION FUND
                             (THE "STRATEGIC FUNDS")

      The Strategic Funds seek to achieve their investment objective by investing at least 80% of their assets in a Quantitative Series and a Multi-Manager Series of WT Investment Trust I that invest in securities with the same investment strategy with respect to market capitalization as a Fund (i.e., the Wilmington Large Cap Strategic Allocation Fund allocates its assets to the Large Cap Quantitative Series and the Large Cap Multi-Manager Series, each of which invest primarily in large cap companies). The Strategic Funds normally invest all of their assets in shares of two or more Series and do not invest directly in stocks of other issuers.

      Rodney Square Management Corporation ("RSMC"), each Fund's investment adviser, selects the Series in which a Fund invests. The investment adviser determines how a Fund allocates and reallocates its assets between or among Series.

      RSMC does not allocate a Fund's assets according to a predetermined percentage or blend of underlying Series; instead, the investment adviser regularly determines the appropriate blend for a Fund by allocating between or among the Series. When making these decisions, RSMC considers various quantitative and qualitative data relating to the U.S. economy and securities markets. These data may include: projected growth trends in the U.S. economy, forecasts for interest rates and the relationship between short- and long-term interest rates (commonly referred to as the "yield curve"), current and projected trends in inflation, relative valuation levels and volatility in the equity market, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing trends and the cost of capital, political trends, data relating to trade balances and labor information. RSMC may also consider proprietary research provided by the sub-advisers of the Series. RSMC has the flexibility to reallocate a Fund's assets in varying percentages among Series based on its ongoing analyses of the

--------
      (1) For purposes of this investment objective, "superior" long-term growth of capital means to exceed the long-term growth of capital from an investment in the securities comprising the Portfolio's comparative index, MSCI EAFE Index. The MSCI EAFE Index is an unmanaged index comprised of the stock of approximately 1,000 companies, screened for liquidity, cross ownership and industry representation and listed on major stock exchanges in Europe, Australasia and the Far East.

equity markets. However, tactical shifts in allocation and reallocation among Series are not expected to be large or frequent in nature. This approach allows RSMC to allocate and reallocate assets between or among Series that employ varying investment styles and techniques such as (i) style specific active management, featuring growth-oriented or value-oriented stock selection; and
(ii) enhanced indexing, which combines quantitative security selection and non-stock market investment strategies to approximate the performance of a securities index.

      The frequency of portfolio transactions and each Series' turnover rate will vary from year to year depending on the market. A higher turnover rate increases transaction costs (i.e., brokerage commissions) and adverse tax consequences for Series' shareholders. With frequent trading activity, a greater proportion of any dividends paid out by the Series will be characterized as ordinary income, which is taxed at higher rates than long-term capital gains. Such factors may have the effect of lowering overall fund performance. Under normal market conditions, the turnover rate is expected to be less than 100% for each Series.

      PRIMARY INVESTMENT STRATEGIES OF THE STRATEGIC FUNDS' UNDERLYING SERIES. Below is a discussion on the principal investment strategies of each Series into which the Funds currently allocate their assets.

    LARGE CAP QUANTITATIVE SERIES, MID CAP QUANTITATIVE SERIES AND SMALL CAP
                               QUANTITATIVE SERIES
                           (THE "QUANTITATIVE SERIES")

      The Large Cap Quantitative Series invests at least 80% of its assets in equity securities of large cap companies included in the S&P 500 Index. The Mid Cap Quantitative Series invests at least 80% of its assets in equity securities of mid cap companies included in the S&P Mid Cap 400 Index. The Small Cap Quantitative Series invests at least 80% of its assets in equity securities of small cap companies included in the S&P SmallCap 600 Index. The benchmark indices for each of the Large Cap Quantitative Series, Mid Cap Quantitative Series and Small Cap Quantitative Series are the S&P 500 Index, S&P Mid Cap 400 Index and S&P Small Cap 600 Index, respectively (each a "Respective Index").

      RSMC, as investment adviser to each Quantitative Series, determines the recommended allocation of a Series' assets with respect to "growth" style securities (as represented by a Series' Respective Barra Growth Index) and "value" style securities (as represented by a Series' Respective Barra Value Index). It is intended that at least 20% of each Series' assets will be allocated into the growth and value styles.

      When making these asset allocation determinations, RSMC considers, among other things, its expectation for the performance of the U.S. economy and financial markets in light of projected growth trends in the U.S. economy, relative valuation levels and volatility in the equity market, the outlook and projected growth of various industrial sectors, and information relating to business cycles. RSMC has the flexibility to reallocate the Quantitative Series' assets between a growth weighted portfolio or a value weighted portfolio based on RSMC's ongoing analyses of the equity markets, although these tactical shifts are not expected to be a large percentage of a Series assets nor occur more frequently than monthly. RSMC or a sub-adviser may purchase the securities of one or more exchange traded funds (registered investment companies whose shares are publicly traded on an exchange) ("ETFs") which track a securities market index of large cap companies, mid cap companies and small cap companies on behalf of the Large Cap Quantitative Series, Mid Cap Quantitative Series and Small Cap Quantitative Series, respectively (e.g. iShares, SPDRS (except for the Small Cap Quantitative Series) or Vipers). As a shareholder in an investment company, a Series would bear its pro rata portion of an ETF's expenses, including advisory fees, in addition to its own expenses. The 1940 Act limits investments by registered investment companies in the securities of other investment companies. However, a Series may invest in ETFs in excess of these limits in accordance with SEC exemptive relief granted to such ETFs.

      Based on RSMC's allocation, Parametric Portfolio Associates ("PPA"), the sub-adviser to each of the Quantitative Series, uses a "quantitative" approach to build a portfolio in accordance with RSMC's allocation decisions. Unlike "active" managers, PPA does not try to substantially outperform the indices nor does the sub-adviser seek temporary or defensive positions when markets decline or appear overvalued. Each of the Quantitative Series may use derivative instruments, primarily for liquidity, risk management or hedging purposes. The sub-adviser does not routinely make judgments about the investment merit of a particular security or apply traditional economic, financial or market analysis.

      PPA invests in a representative sample of securities in a Series' Respective Index weighted to reflect the investment adviser's style allocation. This essentially means building a portfolio with a growth portion based on its Respective Barra Growth Index and a value portion based on its Respective Barra Value Index. PPA expects that each "portion of the portfolio" will have, in the aggregate, investment characteristics (such as market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the corresponding Barra Index. It is not expected that a Quantitative Series will hold all of the securities that are included in its Respective Index or its component Barra Indices; however, the Large Cap Quantitative Series will usually hold 200 to 350 of those securities, the Mid Cap Quantitative Series will usually hold 150 to 300 of those securities, and the Small Cap Quantitative Series will usually hold 250 to 450 of those securities.

      The performance of each Quantitative Series and its Respective Index will vary due to transaction costs, market impact, portfolio expenses, corporate actions (such as mergers and spin-offs), timing variances and RSMC's allocation between growth and value styles. The return for each of the growth and value portions of the portfolio is intended to correlate closely with the return of its corresponding Barra Index by selecting a portion of the stocks represented in the index using proprietary quantitative techniques developed by PPA. PPA also uses these techniques to make sell decisions. Each of the Quantitative Series is designed to have a portfolio with similar characteristics to those of its Respective Index, including such measures as dividend yield, price-to-earnings ratio, relative volatility, economic sector exposure, growth or value characterizations, return on equity and market price-to-book value ratio. Notwithstanding these strategies, there is no assurance that a Quantitative Series' investment performance will equal or approximate that of its Respective Index.

LARGE CAP MULTI-MANAGER SERIES, MID CAP MULTI-MANAGER SERIES AND SMALL CAP MULTI-MANAGER SERIES (THE "MULTI-MANAGER SERIES")

      The Large Cap Multi-Manager Series invests at least 80% of its assets in a diversified portfolio of the following U.S. equity or equity-related securities:

            - Common stock of U.S. corporations that have that have a market capitalization at least equal to that of the smallest company in the S&P 500 Index ("large cap companies"), at the time of purchase;

            - Exchange traded funds (registered investment companies whose shares are publicly traded on an exchange) which track a securities market index of large cap companies, e.g. iShares, SPDRs, Vipers; and

            - Options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of large cap companies.

      The Mid Cap Multi-Manager Series invests at least 80% of its assets in a diversified portfolio of the following U.S. equity or equity-related securities:

            - Common stocks of U.S. corporations that have a market capitalization between the smallest and largest company in the S&P Mid Cap 400 Index ("mid cap companies"), at the time of purchase;

            - Exchange traded funds (registered investment companies whose shares are publicly traded on an exchange) which track a securities market index of mid cap companies, e.g. iShares, SPDRs, Vipers; and

            - Options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of mid cap companies.

      The Small Cap Multi-Manager Series invests at least 80% of its assets in a diversified portfolio of the following U.S. equity or equity-related securities:

            - Common stocks of U.S. corporations that have a market capitalization less than the largest company in the S&P SmallCap 600 Index ("small cap companies"), at the time of purchase;

            - Exchange traded funds (registered investment companies whose shares are publicly traded on an exchange) which track a securities market index of small cap companies, e.g. iShares, SPDRs, Vipers; and

            - Options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of small cap companies.

      Although each Multi-Manager Series maintains liquidity reserves (i.e. cash awaiting investment or held to meet redemption requests), a Multi-Manager Series may expose these reserves to the performance of one or more equity markets, usually by use of stock index futures contracts and options on such futures contracts, as well as exchange traded and over the counter options, and equity index swaps to attempt to hedge actual or anticipated investment securities positions.

      As a temporary or defensive policy, each Multi-Manager Series may invest up to 100% of its assets in high quality money market instruments and other short-term debt instruments. The result of this action may be that a Series will be unable to achieve its investment objective.

ADVISER ALLOCATION

      Each of the Multi-Manager Series employs a multi-manager approach, relying on several sub-advisers with differing investment philosophies to manage a portion of a Series' assets under the general supervision of RSMC. RSMC may also allocate a portion of a Series' assets (up to 60%) to shares of exchange traded funds or ("ETFs") whose underlying investments are consistent with a Multi-Manager Series' investment objective. As a shareholder in an investment company, a Multi-Manager Series would bear its pro rata portion of an ETF's expenses, including advisory fees, in addition to its own expenses. The 1940 Act limits investments by registered investment companies in the securities of other investment companies. However, a Multi-Manager Series may invest in ETFs in excess of these limits in accordance with SEC exemptive relief granted to such ETFs.

      RSMC will allocate the balance of a Multi-Manager Series' assets between or among the sub-advisers. When making these allocation decisions, RSMC considers, among other things, its expectations for the performance of the U.S. economy and financial markets in light of projected growth trends in the U.S. economy, relative valuation levels and volatility in the equity market, the outlook and projected growth of various industrial sectors, and information relating to business cycles.

      This approach allows RSMC to allocate assets between or among sub-advisers that employ growth-oriented stock selection or value-oriented stock selection techniques. Each sub-adviser uses its own investment approach and strategy to achieve a Series' investment objective.

      Each Multi-Manager Series' multi-manager arrangement is expected to reduce volatility by utilizing several investment approaches, a strategy used by many institutional investors. The multiple investment approach is designed to soften the impact of a single sub-adviser's performance in a market cycle during which that sub-adviser's investment approach is less successful. Because each sub-adviser has a different investment approach, the performance of one sub-adviser is expected to offset the impact of another sub-adviser's performance, regardless of the market cycle. The successful performance of a sub-adviser will be diminished by the less successful performance of another sub-adviser. There can be no guarantee that the expected advantage of the multiple sub-adviser technique will be achieved.

STRATEGIES OF SUB-ADVISERS TO THE LARGE CAP MULTI-MANAGER SERIES

      Armstrong Shaw Associates, Inc. ("ASA")

      ASA employs a large capitalization, absolute value investment philosophy. The sub-adviser invests in securities where a rigid cash flow or asset value analysis determines that a company's stock is selling at a substantial discount to its intrinsic value. Establishing this intrinsic value is critical to ASA's methodology. While the level of the overall market or trends in numerous economic factors may affect the timing in which ASA's perceived value is recognized, these considerations are not the basis for its investments. Rather, ASA has a classic bottom-up, company-by-company view of investing.

      Inherent in ASA's absolute value approach is its objective to minimize downside risk. To further this aim, ASA screens for companies with proven track records, strong balance sheets and large capitalizations. The sub-adviser's minimum investment time horizon is 18 to 24 months. At any point in time, ASA may have investments in as many as 30 to 40 securities in the portfolio managed for the Series. ASA feels that constant monitoring of these positions through regular discussions with management is a crucial part of its portfolio management. Additionally, approximately 100 other companies are followed on a watch list for future investment.

      In conjunction with ASA's view that market timing is generally an unrewarding exercise, the firm has predetermined buy and sell levels for each security it purchases. These target points help ASA to avoid the emotional excesses of the market with respect to the Series' investments.

      Montag & Caldwell, Inc. ("M&C")

      The Investment Policy Group (or IPG, which consists of all portfolio managers and analysts) works as a team by using a bottom-up stock selection process. The identification of appropriate stocks for consideration begins with screening a database of 9000 common equity securities for market capitalization of at least $3 billion and a minimum 10% historical secular earnings growth rate. The resultant universe of approximately 500 common stocks is then subject to proprietary earnings and valuation models. Analyst judgment based on qualitative factors and strong financial characteristics further narrow the universe to a select list of approximately 150 names. Analysts follow these stocks closely, regularly evaluating their valuation and relative earnings growth. A position is initiated in a stock that is trading at a discount (normally 10-25%) to the estimate of its intrinsic value. This value is computed using a modified dividend discount model that incorporates their analysts' assumptions for normalized earnings, secular earnings growth rate (minimum 10%, maximum 20%), dividend payout ratio, and a stock specific risk adjusted discount rate. The valuation model is a dynamic process in which the earnings base is adjusted each quarter. In addition, the fundamental attributes that contribute to the risk-adjusted discount rate are re-evaluated annually for each security and more frequently if market, industry, or specific company issues so demand. The valuation model is updated daily and published every two weeks. Above median relative earnings growth is considered to be the catalyst driving share price appreciation. This measure is determined by comparing estimated and historical six-month annualized earnings growth to a benchmark and subsequently ranking companies by decile. Analyst judgment based on fundamental analysis that includes thorough due diligence of company and industry fundamentals is the final arbiter in determining candidates to be presented to the IPG for investment consideration and potential inclusion in the growth model portfolio of 30 to 40 issues.

      If a company's results remain consistent with the firm's forecast, M&C could hold the position for a number of years. Average annual turnover is normally 30 to 40 percent. A holding will be reviewed for probable sale when it reaches M&C's target price ratio, which is normally 120% of the determination of its fair value. Trimming the position, rather than total sale, might be the decision in the case of a high-growth company with rapidly compounding earnings. Stocks are also sold when experiencing weakening earnings momentum, or underperforming the market. Any significant earnings disappointment will trigger an immediate review of the holding and a decision to "add or sell." Since the investment policy centers on positive earnings momentum within a six-month period, "add or sell" decisions are made within that framework. This time frame may be extended for one quarter out to nine months, in order to capture exceptionally good value occurring just prior to restored earnings momentum. Unless there is visible earnings growth for the next six-nine months and the valuation is attractive enough to justify adding positions, a position will be sold on earnings disappointments. A position will also be reduced when it exceeds 5% of the equity portion of a portfolio.

      First Quadrant, L.P. ("First Quadrant")

      First Quadrant uses a proprietary quantitative analytical model in constructing the Series' investment portfolio to reflect the characteristics of the S&P 500 Index, the Series benchmark index, and combines a top-down analysis of market and economic conditions with a bottom-up stock selection review process to enhance returns. The top-down analysis consists of a review of market and economic data such as interest rates, commodity price changes, market volatility levels, inflation expectations, credit spreads and foreign exchange rates to identify those industries and sectors of the U.S. economy that are likely to benefit from present and future economic conditions. First Quadrant modifies industry weightings in the Series' portfolio relative to the S&P 500 Index based on the top-down analysis, consistent with maintaining tax efficiency for investors. In general, these weightings will not differ from the industry weightings of the S&P 500 Index by more than +/-5%. In addition, consistent with minimizing taxable gains and enhancing returns, First Quadrant may underweight and overweight the Series' exposure (relative to the S&P 500 Index) to specific securities within an industry. Individual stocks are selected based upon a bottom-up review of a variety of security-specific valuation metrics, such as earnings revisions, earnings surprise signals, insider trading, corporate actions and changes in various indices.

      First Quadrant manages the portion of the Series' portfolio allocated to it to minimize taxable distributions to shareholders. First Quadrant applies a variety of tax-sensitive investment techniques, including: (i) investing in stocks that pay below-average dividends; (ii) employing a buy-and-hold strategy that will avoid realizing short-term capital gains and defer as long as possible the realization of long-term capital gains; and (iii) realizing losses on specific securities or specific tax lots of securities to offset realized gains. The investment portfolio under First Quadrant's management can be expected to distribute a smaller percentage of its returns each year than other equity mutual funds that are managed without regard to tax considerations.

STRATEGIES OF SUB-ADVISERS TO THE MID CAP MULTI-MANAGER SERIES

      Bennett Lawrence Management, LLC ("BLM")

      BLM employs a mid cap growth investment strategy investing in competitively advantaged companies benefiting from major economic trends. The sub-adviser believes that growth opportunities can be found in companies within market sectors where strong demand trends and a rapid rate of growth are evident relative to other market sectors.

      In seeking competitively advantaged companies that participate in the fastest growing markets, BLM's investment management team thoroughly researches each company in which it invests. Its primary research includes discussions with the management of the company and its competitors, suppliers and customers. At any time, BLM may invest in 25-35 securities concentrated in those sectors, which BLM believes to be the fastest growing economic sectors. By not having exposure to all sectors or industries within the economy, BLM expects its portfolio managed on behalf of the Series to be more volatile than broad market indexes. Ongoing discussions with company management and other industry sources as well as limits on individual position weightings are important factors in risk control.

      Eubel Brady and Suttman Asset Management, Inc. ("EBS")

      EBS follows a domestic value strategy to investing. In implementing its investment strategy, EBS attempts to identify great businesses, which are operated by excellent management teams. EBS' strategy is a fundamental approach that attempts to choose companies traditionally classified as "value" while not excluding growing companies if their price is attractive relative to other fundamental measures. The companies in which EBS invests will typically have relatively low price-to-earnings, price-to-book, and price-to-cash flow ratios.

      EBS begins its stock selection process with a universe of more than 1,000 domestic companies, and initially screens these companies based on traditional measures of valuation such as price-to-earnings, price-to-book, and price-to-cash flow ratios. In the initial phases of its stock selection process, EBS also analyzes published annual and quarterly reports, 10K's, and other public information. More in-depth analysis follows EBS's initial screening with the use of data services, such as Compustat PC Plus. Based on this analysis, EBS identifies companies which it believes have good value and then classifies such companies as either a pricing anomaly or a core holding. Core holdings are higher quality businesses with long-term growth prospects. At times, both core and anomaly holdings are held. Once a company has been identified for potential investment by EBS's research team, that company is presented to EBS's Investment Policy Committee, which makes the final decision to purchase. EBS will generally sell a company it holds if it is determined that the company has become overvalued, market conditions have changed or company fundamentals have deteriorated.

      Equity Investment Corporation ("EIC")

      EIC invests in well-managed, structurally sound companies selling at a discount to their "true" value, while avoiding those that look inexpensive relative to their historical records but which are actually in long-term structural decline (best thought of as "value traps").

      Starting with approximately 2,000 stocks having market caps above $500 million, EIC looks for companies with a return on equity above 9% and a growth rate above 7%. (The market cap, ROE and growth rate figures are guidelines rather than hard and fast minimums.) Additional ideas are sometimes uncovered through traditional news sources, non-opinionated research, and simply being aware of companies that have seen recent and significant price declines.

      Once a potential candidate is identified, the first step in the process is to determine whether the company is selling at a discount to its "true" value, based upon proprietary, in-house valuation models.

EIC values businesses such that if it bought and operated the entire business, it would earn the inflation rate plus a premium on its initial capital investment and all capital reinvested to grow the business over a given time horizon. Two key inputs to the models are return on equity and growth.

      Once it has been determined that a company is selling at a meaningful discount to its true business value, graphical financial statement analysis is used to examine four general areas of potential risk: financial, operational, management, and business. The objective of this exercise is to focus on well-managed, structurally sound companies and to eliminate potential value traps.

      After the graphical financial statement analysis, in-depth fundamental research is performed, which includes reading the annual reports and footnotes as well as the management discussion and analysis section of 10-Ks and 10-Qs, to gain further insight into accounting policies, unusual transactions, attempts to manage earnings, and any other evidence that reality is different than what the financial statements reveal.

If a company passes all levels of analysis, then it may be added to portfolios.

Stocks are sold if any of the following conditions are met:

            -     The security reaches EIC's measure of full value.

            -     The position increases to more than 6% of the portfolio.

            - The firm shows balance sheet stress, indicating potential earnings management, weak financial controls or possible earnings shortfalls.

            - A major change occurs rendering historical data invalid for determining the true value of business ownership.

            - The firm's quality or financial strength falls below acceptable levels.

STRATEGIES OF SUB-ADVISERS TO THE SMALL CAP MULTI-MANAGER SERIES

      Batterymarch Financial Management, Inc. ("BFM")

      BFM employs a bottom-up quantitative approach to manage small cap growth equity assets. The BFM investment process replicates the investment disciplines of the experienced fundamental investor coupled with the advantages of systematic quantitative techniques. This approach allows BFM to process current information on a substantially large number of companies than can reasonably followed by a fundamental investor, in effect using quantitative tools and techniques as a proxy for a team of analysts. BFM believes this approach which combines strong stock selection, effective risk control and efficient trading strategies provides BFM with a strong competitive edge.

      Investment Decision-Making Process. BFM's proprietary stock selection model ranks the attractiveness of 3,000 liquid stocks in its investable universe on a daily basis across six major dimensions. These are: cash flow, earnings growth, expectations, value, technical and corporate signals. Within each dimension a range of traditional factors (examples include P/B; EPS; ERY; DDM etc) are used to rank all 3,000 stocks within each dimension on a daily basis. Stocks are ranked on a sector neutral basis, and only those factors which have been proven to be predictive of excess return on both a long and a shorter-term basis are utilized. Factors are reviewed on a monthly basis. The output is a list of stocks ranked within 20 sectors Stocks ranked 1-10 are considered as "buys", stocks ranked 11-50 are "holds" and stocks ranked 51-100 are "sells". In addition a proprietary style model ranks each stock as either a "growth", "value" or "core" stock.

      Portfolio Construction. Stock selection is the most important component of the investment process, followed by portfolio construction and trading. Multiple risk control disciplines are employed at each step in the process. A proprietary sector model ranks the relative attractiveness of twenty economic sectors. The four most attractive sectors are targeted as over weights versus the benchmark; the four most unattractive are targeted as under weights versus the benchmark; and the remaining twelve are targeted as neutral weights.

      BFM's proprietary trading strategy is designed to minimize total transaction costs inclusive of commissions, opportunity cost and market impact. Portfolio managers review every trade prior to execution and have the authority modify a buy/sell decision should market conditions so warrant. Except as noted portfolio managers do not override the trade list. Portfolios are monitored by portfolio managers through daily, weekly and monthly diagnostics as well as by the firm's compliance officers. In addition portfolios are reviewed by the firm's Investment Review Committee (consisting of all of the firm's investment professionals) on a quarterly basis.

      Systematic Financial Management L.P. ("SFM")

      SFM's small cap value approach utilizes proprietary value-oriented methodologies to identify small SFM's small cap value approach utilizes proprietary value-oriented methodologies to identify small capitalization companies that are trading at a discount to their intrinsic value and average market valuations. SFM believes that the true value of a company is the present value of its cash on hand and its expected future cash inflows. As a result, SFM's small cap value approach seeks to identify undervalued small capitalization companies by thoroughly analyzing the cash flow characteristics of potential investments.

      The Series invests primarily in common stocks of U.S. companies with small capitalizations (less than $2 billion at time of purchase). RSMC has engaged SFM, as sub-adviser to manage the Portfolio on a day-to-day basis. In choosing investments for the Series, SFM invests in companies that are generating cash flows, have low levels of debt and which it believes are undervalued relative to a company's ability to generate cash flows.

      SFM makes investments in these companies based on its fundamental research and analysis of various characteristics, including financial statements, sales and expense trends, earnings estimates, market position of the company and industry outlook. Systematic also looks for "catalysts" which could positively or negatively affect prices of current and potential Series companies.

                WILMINGTON INTERNATIONAL MULTI-MANAGER PORTFOLIO

      The WILMINGTON INTERNATIONAL MULTI-MANAGER PORTFOLIO invests its assets in the International Multi-Manager Series, which is a diversified portfolio of equity securities (including convertible securities) of foreign issuers. Foreign issuers are those issuers which (1) are organized outside of the United States or (2) derive at least 50% of their revenues or profits from goods produced or sold, investments made or services performed outside of the United States or (3) has at least 50% of its assets situated outside of the United States. Under normal market conditions, the Series invests at least 85% of its assets in the following equity or equity related securities:

            -     Common stocks of foreign issuers;

            - Preferred stocks and/or debt securities that are convertible into securities of foreign issuers;

            - Receipts or American Depositary Receipts (ADRs), which are typically issued by a U.S. bank or trust company as evidence of ownership of underlying securities of a foreign issuer; and

            - Open-end or closed-end investment companies that primarily invest in the equity securities of issuers in a single country or geographic region directly, including exchange-traded funds ("ETFs") (registered investment companies whose shares are publicly traded on an exchange).

      Although the Series maintains liquidity reserves (i.e. cash awaiting investment or held to meet redemption requests), the Series may expose these reserves to the performance of one or more equity markets, usually by use of stock index futures contracts and options on such futures contracts, as well as exchange traded and over-the-counter options, equity index swaps and forward currency contracts to attempt to hedge actual or anticipated investment securities positions. As part of its overall strategy, the Series may purchase or sell foreign exchange and depository receipts. In addition, the Series may capture arbitrage and take advantage of price anomalies by entering into transactions such as short sells and acquiring securities through initial public offerings. Arbitrage is the practice of profiting from differences in the price of a security when the same security is traded on two or more markets.

      As a temporary or defensive policy, the Series may invest up to 100% of its assets in high quality money market instruments and other short-term debt instruments. The result of this action may be that the Series will be unable to achieve its investment objective.

      The Series employs a multi-manager approach, relying on sub-advisers with differing investment philosophies to manage a portion of the Series' assets under the general supervision of RSMC. RSMC may allocate a portion of the Series' assets (up to 60%) to shares of ETFs whose underlying investments are consistent with the Series' investment objective. As a shareholder in an investment company, the Series would bear its pro rata portion of the ETFs expenses, including advisory fees, in addition to its own expenses. The 1940 Act limits investments by registered investment companies in the securities of other investment companies. However, the Series may invest in ETFs in excess of these limits in accordance with SEC exemptive relief granted to such ETFs.

      RSMC will allocate the balance of the Series' assets between the sub-advisers. When making these allocation decisions, the investment adviser considers, among other things, its expectation for economic and market performance in light of projected growth trends in the U.S. and foreign economies, relative valuation levels and volatility in the equity markets, the outlook and projected growth of various industrial sectors, and information relating to business cycles. This approach allows RSMC to allocate assets among sub-advisers that employ different investment approaches. Currently, the Series' sub-advisers are Goldman Sachs Asset Management, L.P. and Julius Baer Investment Management LLC. Each sub-adviser uses its own investment approach and strategy to pursue the Series' investment objective.

      The Series' multi-manager arrangement is expected to reduce volatility by utilizing several investment approaches, a strategy used by many institutional investors. This multiple investment approach is designed to soften the impact of a single sub-adviser's performance in a market cycle during which that sub-adviser's investment approach is less successful. Because each sub-adviser has a different investment approach, the performance of one sub-adviser is expected to offset the impact of another sub-adviser's performance, regardless of the market cycle. The successful performance of a sub-adviser will be diminished by the less successful performance of the other sub-adviser. There can be no guarantee that the expected advantage of the multi-manager arrangement will be achieved.

STRATEGIES OF SUB-ADVISERS TO THE INTERNATIONAL MULTI-MANAGER SERIES

      Goldman Sachs Asset Management, L.P. ("GSAM")

      GSAM's Structured International strategy seeks to achieve consistent relative outperformance. GSAM's investment team seeks to create portfolios with style, sector, risk and capitalization characteristics similar to the Series' benchmark but positioned to outperform through superior underlying stock selection. Under normal circumstances, GSAM expects to invest in approximately 250-400 securities on behalf of the Series.

      Julius Baer Investment Management Inc. ("JBIM")

      JBIM employs a "core" approach to the management of international equities. As such, its strategy invests in both "growth" and "value" companies. The flexibility to tilt JBIM's allocation of the Series toward either growth or value sectors based upon an assessment of where real value resides in the market provides JBIM with one means of potentially generating out-performance. JBIM believes in well - diversified, international equity portfolios, typically investing in between 120-200 individual companies.

      JBIM utilizes different investment tactics for different markets. Within the developed market sector, individual company factors (bottom-up factors) dominate. In the emerging markets, macro-economic and political factors (top-down factors) dominate. Finally, in Japan, JBIM employs a "hybrid" approach employing both top-down and bottom-up approaches. JBIM will invest in large, mid sized and smaller companies, but prefers the larger, more liquid issues unless the smaller companies offer a significant advantage in expected future return.

                        WILMINGTON REAL ESTATE PORTFOLIO

      The Wilmington Real Estate Portfolio invests in the Real Estate Series, which under normal market conditions invests at least 80% of its assets in securities of domestic and foreign companies that are primarily engaged in the real estate industry (real estate companies). The Series considers a company to be a real estate company if it has (i) at least 50% of its assets, gross income or net profits is derived from development, ownership, leasing, financing, construction, management or sale of real estate or (ii) products and services that are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions which issue or service mortgages. The Series will invest in real estate companies, such as equity real estate investment trusts (REITs) that own property and mortgage REITs that make construction and development loans or invest in mortgage pools, or companies whose products and services relate to the real estate industry.

      The Series may invest its assets in equity, debt or convertible securities of companies whose products and services are related to the real estate industry or in securities whose products and services are related to the real estate industry or in securities of companies unrelated to the real estate industry that a sub-adviser believes are undervalued or have potential for growth of capital. The Series will limit its investment in debt securities to those that are investment-grade or deemed by the sub-adviser to be of comparable quality. The Series may invest up to 25% of its assets in foreign securities.

      Any percentage limitations with respect to assets of the Series or the capitalization requirement of companies in which the Series invests are applied at the time of purchase.

      In anticipation of or in response to adverse market conditions, for cash management purposes, or for temporary defensive positions, the Series may temporarily hold all or a portion of its assets in cash, money market instruments, or bonds or other debt securities. As a result, the Series may not achieve its investment objective.

      The Series employs a multi-manager approach, relying on sub-advisers with differing investment philosophies to manage a portion of the Series' assets under the general supervision of RSMC. RSMC may allocate a portion of the Series' assets (up to 60%) to shares of ETFs whose underlying investments are consistent with the Series' investment objective. As a shareholder in an investment company, the Series would bear its pro rata portion of the ETF's expenses, including advisory fees, in addition to its own expenses. The 1940 Act limits the Series in the securities of other investment companies. However, registered investment companies may invest in ETFs in excess of these limits in accordance with SEC exemptive relief granted to such ETFs.

      RSMC will allocate the balance of the Series' assets between the sub-advisers. When making these allocation decisions, the investment adviser considers, among other things, its expectation for the performance of the U.S. economy, financial and real estate markets in light of projected growth trends in the U.S. economy, relative valuation levels and volatility in the equity and real estate markets, the outlook and projected growth of the real estate and various other sectors, and information relating to business cycles. Currently, the Series' sub-advisers are AEW Management and Advisors, L.P. ("AEW") and Real Estate Management Services, LLC ("REMS"). Each sub-adviser uses its own investment approach and strategy to pursue the Series' investment objective.

      The Series' multi-manager arrangement is expected to reduce volatility by utilizing several investment approaches, a strategy used by many institutional investors. This multiple investment approach is designed to soften the impact of a single sub-adviser's performance in a market cycle during which that sub-adviser's investment approach is less successful. Because each sub-adviser has a different investment approach, the performance of one sub-adviser is expected to offset the impact of another sub-adviser's performance, regardless of the market cycle. The successful performance of a sub-adviser will be diminished by the less successful performance of the other sub-adviser. There can be no guarantee that the expected advantage of the multi-manager arrangement will be achieved.

STRATEGIES OF SUB-ADVISERS TO THE REAL ESTATE SERIES

      AEW Management and Advisors, L.P.

      Investment Philosophy. AEW employs a value-oriented investment strategy designed to identify securities that are priced below what it believes is their intrinsic value. AEW believes that ultimately the performance of real estate companies' securities is dependent upon the performance of the underlying real estate assets and company management as well as the overall influence of capital markets. Consequently, when selecting securities for the Series, AEW draws upon the combined expertise of its real estate, research and securities professionals.

      Investment Process. When selecting investments for the Series, AEW generally considers the following factors that it believes to be helpful in identifying those real estate companies whose securities represent the greatest value and price appreciation potential:

            - Valuation: AEW has developed a proprietary model to assess the relative value of each security in the real estate investment universe. This model is designed to estimate what a real estate company's anticipated cash flows are worth to a security investor (a capital markets value) and to a direct real estate investor (a real estate value). The model helps AEW identify securities that it believes trade at discounts to either or both of these model values relative to similar securities. AEW will generally sell a security once it is considered overvalued or when AEW believes that there is greater relative value in other securities in the real estate investment universe.

            - Price: AEW examines the historic pricing of each real estate company in the universe of potential investments. Those securities that have under-performed in price, either in absolute terms or relative to the investment universe, are typically of greater interest, provided AEW can identify and disagree with the sentiment that caused the underperformance.

            - Income: AEW further evaluates real estate companies by analyzing their dividend yields as well as other factors that influence the sustainability and growth of dividends. These factors include cash flow, leverage and payout ratios.

            - Catalysts: When evaluating a security, AEW also seeks to identify potential catalysts that, in its opinion, could cause the marketplace to re-value the security in the near term. These catalysts can be macroeconomic, market-driven or company-specific in nature.

      In order to control risk, AEW will endeavor to maintain a portfolio that is broadly diversified within the U.S. real estate industry, with exposure to securities representing major property types and geographic areas. However, AEW's stock selection disciplines and fundamental real estate market and property type analyses may lead AEW to overweight or underweight particular property types and/or geographic regions from time to time.

      Real Estate Management Services LLC

      Investment Philosophy. REMS utilizes a value, yield-advantage style to identify securities whose underlying real estate is perceived to sell at a discount to its public market pricing. This style is designed to construct a portfolio of undervalued securities that aims to produce superior total returns versus the benchmark for REMS' clients over time. Investments generally are in smaller-capitalization issues with a portfolio composition that is distinct from the REIT indices. REMS' managers rely heavily on fundamental research combined with extensive direct real estate experience.

      Investment Selection Process. REMS applies a proprietary REIT Multi Factor Model to screen from the universe of REIT stocks to arrive at a selection list containing value attributes deemed capable of delivering superior returns. The firm's managers also continuously review its direct real estate model, which suggests valuations based on cash flow yield, and capital structure, to identify candidates for investment.

      The investment team meets weekly, and each member is responsible for thorough fundamental analysis of existing portfolio holdings and ideas for new investment. When new candidates are identified, REMS undertakes research that includes management interview, property visits, and conversations with analysts and contacts who know the company. The firm utilizes its direct real estate experience to make qualitative evaluations of public real estate companies. Sell decisions are based on a methodology that seeks to identify over-valuation of a security versus its real estate value and future prospects.

      REMS' management is aware of the distribution of portfolio investment by both property type and geographic region. The investment selection process is bottom-up, however, and is driven by attractive investment opportunities and not specific allocation targets versus an index.

ADDITIONAL RISK INFORMATION

      The following is a list of certain risks that may apply to your investment in a Fund or a Portfolio. Further information about investment risks is available in our SAI:

- ALLOCATION RISK: A Strategic Allocation Fund's investment performance depends, in part, upon how its assets are allocated and reallocated between or among two or more Series. A principal risk of investing in a Fund is that the investment adviser will make less than optimal or poor asset allocation decisions and/or that the investment adviser will make less than optimal decisions in selecting the Series in which a Fund invests. The investment adviser attempts to identify asset classes and sub-classes represented by a Series that will provide consistent performance for the Fund, but there is no guarantee that the investment adviser's allocation techniques will produce the desired results. It is possible that the investment adviser will focus on Series that perform poorly or underperform other available Series under various market conditions.

- MASTER/FEEDER RISK: While the master/feeder structure is designed to reduce costs, it may not do so, and the Wilmington International Multi-Manager Portfolio and the Wilmington Real Estate Portfolio may encounter operational or other complications. For example, large- scale redemptions by other feeders, if any, of their shares in a master fund could have adverse effects on your feeder fund such as requiring the liquidation of a substantial portion of a master fund's holdings at a time when it may be disadvantageous to do so. Also, other feeders of a master fund may have a greater ownership interest in the master fund than your feeder fund has, and, therefore, could have effective voting control over the operation of a master fund.

- UNDERLYING SERIES RISKS. Because each Fund and each Portfolio invests all of its assets in one or more Series, the risks associated with investing in a Fund or a Portfolio are closely related to the risks associated with the securities and other investments held by the Series in which a Fund or a Portfolio invests. The ability of a Fund or a Portfolio to achieve its investment objective will depend upon the ability of the Series in which it invests to achieve its investment objective. There can be no assurance that the investment objective of any Series will be achieved. A Fund's or a Portfolio's net asset value will fluctuate in response to changes in the net asset values of the Series in which it invests.

      With respect to the Strategic Funds, the extent to which the investment performance and risks associated with a Fund correlate to those of a particular Series will depend upon the extent to which a Fund's assets are invested in a Series. To the extent a Fund invests a significant portion of its assets in a Series, it will be particularly sensitive to the risks associated with that Series.

      The following principal risks are associated with investments in a Series and, indirectly, with your investment in a Fund or a Portfolio. Each Series may be subject to additional principal risks other than those described below because the types of investments made by a Series can change over time. The summary is not intended to be exhaustive. For additional technical and legal descriptions of these risks and the securities and investment techniques used by a Series, please refer to our SAI.

- ALLOCATION RISK: The risk that the investment adviser will make less than optimal or poor asset allocation decisions to the sub-advisers of a Series. To the extent that the investment adviser allocates more assets to one sub-adviser, the performance of that sub-adviser will have a greater effect on the Series' performance.

- CURRENCY RISK: The risk related to investments denominated in foreign currencies. Foreign securities are usually denominated in foreign currency therefore changes in foreign currency exchange rates can affect the net asset value of the Fund.

- DEBT SECURITY RISKS. Series may invest in debt securities, which are subject to credit risk and interest rate fluctuations. Credit risk is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Interest rate risk is the risk of market losses attributable to changes in interest rates. For example, interest rate increases can cause the price of a debt security to decrease. The longer a debt security's duration, the more sensitive it is to this risk. Debt securities are also subject to a prepayment risk. Depending on market conditions, the new investments may or may not carry the same interest rate.

- DERIVATIVES RISK: Some Series' investments may be referred to as "derivatives" because their value depends on, or is derived from, the value of an underlying asset, reference rate or index. These investments include options, futures contracts and similar investments that may be used in hedging and related income strategies. The market value of derivative instruments and securities is sometimes more volatile than that of other investments, and each type of derivative may pose its own special risks. As a fundamental policy, no more than 15% of a Series' total assets may be committed or exposed to derivative STRATEGIES.

- FOREIGN COMPANY RISK. Foreign investments involve risks relating to political, economic, regulatory or social instability, military action or unrest, or diplomatic developments and may be affected by actions of foreign governments adverse to the interest of U.S. investors.

- GROWTH INVESTING RISK: The risk that an investment in a growth-oriented portfolio, which invests in growth-oriented companies, will be more volatile than the rest of the U.S. market as a whole.

- IPO RISK: A Series may acquire common and preferred stock of issuers in an initial public offering (IPO). Securities issued through an IPO can experience an immediate drop in value if the demand for the securities does not continue to support the offering price. Information about the issuers of IPO securities is also difficult to acquire since they are new to the market and may not have lengthy operating histories. Series may engage in short-term trading in connection with its IPO investments, which could produce higher trading costs and adverse tax consequences. The number of securities issued in an IPO is limited, so it is likely that IPO securities will represent a small component of the Series' portfolio as the Series' assets increase (and thus have a more limited effect on performance).

- LIQUIDITY RISK: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

- MARKET RISK: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

- MULTI-MANAGER RISK: The investment styles employed by sub-advisers may not be complementary. The interplay of the various strategies employed by the sub-advisers may result in a Fund or Portfolio indirectly holding a concentration in certain types of securities, industries or sectors. This concentration may be detrimental to a Fund's or a Portfolio's performance depending upon the performance of those securities and the overall economic environment. The multi-manager approach could result in a high level of portfolio turnover, resulting in higher brokerage expenses and increased tax liability from a Fund's or a Portfolio's realization of capital gains.

- OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

- RISKS OF SECURITIES LINKED TO THE REAL ESTATE INDUSTRY: The Real Estate Series concentrates its investments in the real estate industry. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments. The price of a real estate company's shares may drop because of the failure of the real estate company borrowers to pay their loans and poor management. Many real estate companies, including REITs, use leverage, which increases investment risk and could adversely affect a real estate company's operations and market value in periods of rising interest rates. Financial covenants related to a real estate company's leveraging may affect its ability to operate effectively. Risks may also arise where real estate companies fail to carry adequate insurance, or where a real estate company may become liable for removal or other costs related to environmental contamination. In addition, an economic downturn could have a material adverse effect on the real estate markets and on the real estate companies in which the Series invests.

      In addition, REITs are not diversified by industry, and, therefore, their value may fluctuate more widely, and they may be subject to greater risks, than if they invested more broadly. Since REITs have expenses of their own, the Real Estate Series, and, in turn, investors in the Real Estate Portfolio, will bear a proportionate share of the expenses in addition to those expenses of the Portfolio.

- SMALL/MID CAP RISK: Small cap and mid cap companies may be more vulnerable than large cap companies to adverse business or economic developments. Small and mid cap companies may also have limited product lines, markets or financial resources, may be dependent on relatively small or inexperienced management groups and may operate in industries characterized by rapid technological obsolescence. Securities of such companies may be less liquid and more volatile than securities of large cap companies and therefore may involve greater risk.

      With respect to the Real Estate Series, real estate companies tend to be small to medium sized companies. Real estate company shares, like other smaller company shares, can be more volatile than, and perform differently from, larger, more established companies. There may be less trading in a smaller company's shares, which means that buy and sell transactions in those shares could have a larger impact on the shares' price than is the case with larger company shares.

- VALUATION RISK: The risk that a Series has valued certain of its securities at a higher price than it can sell them.

- VALUE INVESTING RISK: The risk that the investment in companies whose securities are believed to be undervalued, relative to their underlying profitability, do not appreciate in value as anticipated.

                             MANAGEMENT OF THE FUND

      The Board of Trustees of WT Mutual Fund (the "WT Fund") has oversight responsibility the management, activities and affairs of the WT Fund and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the WT Fund and its shareholders.

INVESTMENT ADVISER

      Rodney Square Management Corporation, 1100 North Market Street, Wilmington, Delaware 19890, serves as investment adviser to the Strategic Funds, the Multi-Manager Series, the Quantitative Series, the International Multi-Manager Series and the Real Estate Series. RSMC is a wholly owned subsidiary of Wilmington Trust Corporation, which is a publicly held financial services holding company. As the Strategic Funds, the Quantitative Series, the Multi-Manager Series, the International Multi-Manager Series and the Real Estate Series' investment adviser, RSMC has overall responsibility for directing their investments. For each Series, RSMC allocates the Series' assets among sub-advisers and oversees the sub-advisers' investment activities. As of September 30, 2004, RSMC had $____ billion assets under management.

      Neither the Strategic Funds nor the Portfolios pay an advisory fee to RSMC. The Strategic Funds and the Portfolios indirectly pay their proportionate share of the advisory and sub-advisory fees paid by the Series. For the fiscal year ended June 30, 2004, the Series paid, in the aggregate, the following advisory and sub-advisory fees (after waivers), as a percentage of each Series' average daily net assets:

Large Cap Quantitative Series                                 0.52%
Mid Cap Quantitative Series                                   0.51%
Small Cap Quantitative Series                                 0.43%
Large Cap Multi-Manager Series                                0.74%
Mid Cap Multi-Manager Series                                  0.76%
Small Cap Multi-Manager Series                                0.90%
International Multi-Manager Series                            0.65%
Real Estate Series                                            0.83%

      Subject to its obligation to seek best execution, the investment adviser may direct the sub-advisers to place trades through designated brokers, which may include brokers affiliated with the investment adviser or a sub-adviser. Such directed brokerage transactions, placed with an affiliated broker-dealer, will be completed in accordance with the applicable regulatory requirements and the procedures adopted by the Board of Trustees.

PORTFOLIO MANAGEMENT

      The day-to-day management of the Strategic Funds, the Multi-Manager Series, the Quantitative Series, and the International Multi-Manager Series is the responsibility of the Investment Strategy Team of RSMC and its affiliates. The Investment Strategy Team meets regularly to make investment decisions.

      The day-to-day management of the Real Estate Series is the responsibility of Robert E. Reiser, Jr., CFA and Dorsey D. Farr, Ph.D., who implement the Series' investment allocations to its sub-advisors as determined by the Investment Strategy Team of RSMC and its affiliates. Messrs. Reiser and Farr, Vice Presidents of RSMC, have been with RSMC and/or its affiliate since 1999 and 2000, respectively. Prior to 1999, Mr. Reiser managed his own investment advisory firm. From 1999 to 2000, Mr. Farr was an instructor in the Department of Economics at the University of Virginia.

SUB-ADVISER  - QUANTITATIVE SERIES

      Parametric Portfolio Associates, Inc. PPA, the sub-adviser to each of the Quantitative Series, is a registered investment adviser located at 1151 Fairview Avenue North, Seattle, Washington 98109. PPA is controlled by Eaton Vance Corp., which owns 80% of PPA's stock equity. Since 1987, PPA has provided advisory services to mutual funds and other institutional accounts, including corporations, union and pension accounts, foundations, trusts, and individuals. As of September 30, 2004, PPA had assets under management of approximately $___ billion.

      Thomas Seto is Vice President and Director of Portfolio Management of PPA. He is responsible for all portfolio management at PPA. Prior to joining PPA in 1998, Mr. Seto served as the Head of U.S. Equity Index Investments at Barclays Global Investors.

SUB-ADVISERS - LARGE CAP MULTI-MANAGER SERIES

      Armstrong Shaw Associates Inc. ASA is a registered investment adviser founded in 1984, and located at 45 Grove Street, New Canaan, Connecticut. As of September 30, 2004, ASA had assets under management of approximately $_____ billion. Jeffrey Shaw is the lead portfolio manager for the portion of the Series managed by ASA. He has been the Chairman and President of ASA since 1999 and 1989, respectively, and is a co-founder of the firm.

      Montag & Caldwell, Inc. M&C is a registered investment adviser founded in 1945, and located at 3455 Peachtree Road NE Suite 1200, Atlanta, Georgia 30326. M&C is a wholly - owned subsidiary of ABN AMRO Asset Management Holdings, Inc. As of September 30, 2004, M&C had assets under management of approximately $_____ billion. An investment management team makes the investment decisions with respect to the portion of assets of the Large Cap Multi-Manager Series allocated to M&C.

      Ronald E. Canakaris, CIC, CFA, leads the investment management team that sub-advises a portion of the assets of the Large Cap Multi-Manager Series. Mr. Canakaris is President, Chief Executive Officer and Chief Investment Officer of M&C. He has been with the firm since 1972 and is responsible for developing the firm's investment process. He has a B.S. and B.A. from the University of Florida.

      First Quadrant, L.P. First Quadrant is a registered investment adviser founded in 1988, and located at 800 East Colorado Boulevard, Suite 900, Pasadena, California 91101. Affiliated Managers Group, Inc., located at 600 Hale Street, Prides Crossing, MA 01965, indirectly owns a majority interest in First Quadrant. First Quadrant offers advice, investment management and related services to institutional and individual clients using various investment strategies including taxable and tax-exempt equity management, global tactical asset allocation, market neutral approaches and currency overlay. As of September 30, 2004, First Quadrant had assets and overlays under management of approximately $_____ billion. With respect to the portion of the Large Cap Multi-Manager Series' assets allocated to First Quadrant, Christopher G. Luck and R. Max Darnell are the lead portfolio managers.

      Mr. Luck is a Partner of First Quadrant and a Director of Equity Portfolio Management, positions he has held since March 1996, and previously was the Director of Equity Management of First Quandrant's predecessor, First Quadrant Corporation, since September 1995. Mr. Darnell is a Partner and the Chief Investment Officer of, and a portfolio manager for, First Quadrant and has been with the firm since 1991.

SUB-ADVISERS - MID CAP MULTI-MANAGER SERIES

      Bennett Lawrence Management, LLC. BLM is a registered investment adviser founded in 1995, and located at 757 Third Avenue, New York, New York 10017. BLM provides advisory services to mutual funds, separately managed accounts, domestic and offshore funds and other pooled investments vehicles. As of September 30, 2004, BLM had assets under management of approximately $_____ million.

      Mr. Van Schreiber has been the Managing Member and Chief Portfolio Manager of BLM since 1995. Previously, Mr. Schreiber was a Managing Director and Senior Growth Portfolio Manager with Deutsche Morgan Grenfell/C.J. Lawrence Inc. ("CJL"). He joined CJL in 1965 as a research analyst, became the Department Head of Institutional Marketing in 1968, and a Partner of the firm in 1969. Since 1976, Mr. Schreiber served as an Executive Vice President of the CJL, and a member of the Board of Directors until its acquisition by Morgan Grenfell. Mr. Schreiber received his M.B.A. in Finance from New York University and his undergraduate degree from Williams College.

      Eubel Brady and Suttman Asset Management, Inc. EBS is a registered investment adviser founded in 1993, and located at 7777 Washington Village Dr., Dayton, Ohio 45459. EBS provides advisory services to individual and institutional investors through separate accounts. As of September 30, 2004, EBS had assets under management of approximately $______ billion.

      Robert J. Suttman, II, CFA, is the President and a principal of EBS. He is also a Senior Institutional Portfolio Manager and a member of the Investment Policy Committee.

      Equity Investment Corporation. EIC is a registered investment adviser founded in 1986, and located at 3007 Piedmont Road, Atlanta, Georgia 30305. The firm has manages equity portfolios for institutions and individuals. As of September 30, 2004, EIC had assets under management of approximately $____ million.

      James F. Barksdale is President of EIC and is the portfolio manager for EIC's mid cap portfolios/accounts. Mr. Barksdale received a B.S. degree from the College of William and Mary and a Masters of Business Administration from the Wharton School of Finance, University of Pennsylvania. He began his career in the finance department of IC Industries where he was involved with investments, acquisitions, and planning. After overseas assignments, he returned to New York City to take a position at Merrill, Lynch, Pierce, Fenner & Smith in asset allocation. He then served as a portfolio manager for Management Asset Corporation, an institutional Graham-Dodd investment firm in Connecticut before returning to Atlanta in 1986 to form Equity Investment Corporation.

SUB-ADVISERS - SMALL CAP MULTI-MANAGER SERIES

      Batterymarch Financial Management, Inc. BFM is a registered investment adviser founded in 1969, and located at 200 Clarendon Street, Boston, Massachusetts, 02116. BFM provides asset management services to individuals, mutual funds, pension plans, trusts and corporations. As of September 30, 2004, BFM had assets under management of approximately $_______ billion.

      William L. Elcock is Chief Executive Officer and Senior Portfolio Manager of BFM. He manages the firm's business operations, with overall responsibility for all major investment management decisions. He joined Batterymarch in 1984, serving as an assistant portfolio manager and then a research analyst before becoming a portfolio manager. In 2001, Mr. Elcock assumed additional senior management responsibilities as Deputy Chief Executive Officer. He was named Chief Executive Officer in 2002.

      Systematic Financial Management, L.P. SFM is a registered investment adviser founded in 1982, and located at 300 Frank W. Burr Boulevard, 7th Floor, Glenpointe East, Teaneck, New Jersey, 07666. SFM is jointly owned by Affiliated Managers Group, a holding company, and employees of the firm. SFM provides asset management services to corporations, foundations, endowments, high net worth individuals and insurance companies. As of September 30, 2004, SFM had assets under management of approximately $___ billion.

      Ken Burgess, CFA is a Partner of SFM and serves as lead portfolio manager. He began his investment career with SFM in 1993.

SUB-ADVISERS - INTERNATIONAL MULTI-MANAGER SERIES

      Goldman Sachs Asset Management, L.P. GSAM, a subsidiary of The Goldman Sachs Group, Inc, a Delaware limited partnership, is located at 32 Old Slip, New York, New York 10005. The firm is a global investment banking and securities firm that provides a wide range of financial services worldwide to a substantial and diversified client base. As of September 30, 2004 GSAM had assets under management of approximately $____ billion.

      GSAM's Quantitative Equity Team is led by Robert Jones. Mr. Jones' team is divided into four areas: research, portfolio management, product management and information technology. There are eight dedicated portfolio managers working with Mr. Jones; in managing various portfolios, the Quantitative Equity Team employs several different investment strategies, one of which is the Structured International strategy, overseen by Mr. Ioffe.

      ROBERT JONES, CFA, is a Managing Director of GSAM's Quantitative Equity Group in New York and Senior Portfolio Manager. Mr. Jones joined GSAM as a portfolio manager in 1989. He received a B.A. from Brown University in 1978 and a M.B.A. from the University of Michigan in 1980.

      LEN IOFFE, CFA, is a Vice President and Senior Portfolio Manager. Mr. Ioffe joined GSAM in 1995 and became a portfolio manager in 1996. He received an M.S. in Computer Science from St. Petersburg Polytechnical University in Russia and a M.B.A. from the New York University's Stern School of Business.

      Julius Baer Investment Management LLC JBIM, located at 330 Madison Avenue, New York, NY 10017, is a registered investment adviser and a wholly-owned subsidiary of Julius Baer Securities Inc. ("JBS"). JBS, located at the same address, is a wholly owned subsidiary of Julius Baer Holding Ltd. of Zurich, Switzerland. As of September 30, 2004, JBIM had assets under management of approximately $___ billion. Richard C. Pell and Rudolph Riad Younes are members of JBIM's portfolio management team that are responsible for the management of the International Multi-Manager Series.

      RUDOLPH RIAD YOUNES, CFA is a Senior Vice President and the Head of International Equities of JBIM. Mr. Younes joined the Julius Baer Group in 1993 and specializes in international equity and emerging market investments. Mr. Younes is also responsible for managing the international equity component of all balanced investment strategies of JBIM. Prior to joining the Julius Baer Group, Mr. Younes was an Associate Director at Swiss Bank Corp. Mr. Younes is a Chartered Financial Analyst and received an M.B.A. in Management from Yale University and an M.S. in Electrical Engineering from Columbia University. Mr. Younes is fluent in Arabic, English and French and has a working knowledge of German.

      RICHARD C. PELL is a Senior Vice President and the Chief Investment Officer of JBIM. Mr. Pell joined the Julius Baer Group as Chief Investment Officer in 1995. His investment team is responsible for global and international equity, as well as global balanced management. Prior to joining the Julius Baer Group, Mr. Pell worked for Bankers Trust Company from 1990-1995. While he was with Bankers Trust Company, Mr. Pell focused on global fixed income and global balanced portfolio management. From 1988 to 1990, Mr. Pell was with Mitchell Hutchins Institutional Investors and was the head of its corporate bonds and mortgage backed securities. From 1983 to 1988, Mr. Pell was with Bank of Tokyo Trust Company and was responsible for its US balanced and fixed income management. Mr. Pell holds a B.A. in History from the University of California, Berkeley, and an M.B.A. in Finance from New York University.

SUB-ADVISERS - REAL ESTATE SERIES

      AEW Management and Advisors, L.P. AEW Management and Advisors L.P., an affiliate of AEW Capital Management, L.P., is a registered investment adviser. Together with its affiliates, AEW managed approximately $6.8 billion of client capital as of September 30, 2004. AEW is a subsidiary of (and therefore may be deemed to be controlled by) CDC IXIS Asset Management North America, L.P., which, through subsidiaries and affiliates in the U.S., Europe and Asia, manages approximately $___ billion in assets for institutions and individuals as of September 30, 2004. AEW is located at Two Seaport Lane, World Trade Center East, Boston, Massachusetts 02210, is a registered investment adviser. A team of professionals at AEW, working with RSMC, is primarily responsible for overseeing the day-to-day operations of the Series.

      That team is led by MATTHEW A. TROXELL, who serves as Portfolio Manager for the Series. Mr. Troxell joined AEW in 1994 as a Vice President and became a Principal of the firm in 1997. Mr. Troxell has 19 years of securities and portfolio management experience. Prior to joining AEW, he was a Vice President and Assistant to the President of Landmark Land Company and a Securities Analyst at A.G. Becker Paribas. Mr. Troxell is a Chartered Financial Analyst.

      Real Estate Management Services Group LLC. Real Estate Management Services Group, LLC ("REMS"), located at 1100 Fifth Avenue South, Suite 301, Naples, Florida 34102, was organized in May 2002. Prior to its formation as an independent adviser REMS operated as a division of Beach Investment Counsel ("BIC") from May 2000 to May 2002. All assets, accounts and personnel of the REMS division of BIC transferred to the REMS. REMS is a registered investment adviser specializing in REIT portfolio management. As of September 30, 2004, the REMS Group had approximately $____ million in assets under management.

      EDWARD W. TURVILLE, CFA is the Managing Director of REMS and has been with REMS since 2000. From 1992 to 2000, Mr. Turville was a Senior Vice President and shareholder of Dalton, Greiner, Hartman, Maher & Co. and managed real estate and REIT investments for the firm. He has conducted research related to publicly traded real estate securities since 1970, served as a director of a publicly traded real estate firm and provided consulting services to private real estate partnerships.

      JOHN E. WEBSTER, II, as Director of REIT Research, is responsible for real estate research and valuation analysis for real estate securities investments at REMS. Mr. Webster has been with REMS since 2000. Mr. Webster was an analyst for The Parthenon Group, Inc., from 1995 to the 2000. From 1988 to 1994, he was a loan officer and asset manager in the real estate group for the Bank of Nova Scotia, where he was responsible for an institutional portfolio of office, retail, hotel, and condominium assets. Mr. Webster also has direct real estate experience in both industrial and office development and leasing.

STRATEGIC FUNDS' UNDERLYING SERIES EXPENSES

      The Strategic Funds do not pay any sales load, Rule 12b-1 distribution fee or shareholder service fee in connection with their investments in shares of the Quantitative and Multi-Manager Series. However, the Strategic Funds indirectly pay their pro rata share of the expenses incurred by the Series in which a Fund invests, after any fee waivers or expense reimbursements. These expenses are set forth in the table below.

                                     LARGE CAP        LARGE CAP        MID CAP         MID CAP         SMALL CAP        SMALL CAP
                                   QUANTITATIVE     MULTI-MANAGER   QUANTITATIVE    MULTI-MANAGER     QUANTITATIVE    MULTI-MANAGER
Management fees                        0.84%(1)         0.87%(2)        0.65%(1)        0.90%(3)         0.64%(1)         1.12%(4)
Other expenses                         0.41%            0.30%           0.71%           0.35%            0.62%            0.44%
TOTAL ANNUAL OPERATING EXPENSES(5)     1.05%            1.17%           1.36%           1.25%            1.26%            1.56%
Fees Waived and Expenses              (0.12)%          (0.13)%         (0.14)%         (0.13)%          (0.22)%          (0.21)%
Reimbursed
NET ANNUAL OPERATING EXPENSES(5)       0.93%            1.04%           1.22%           1.12%            1.04%            1.35%

------------
(1) The management fee reflects an advisory fee of 0.40% of annual average net assets payable to RSMC and a sub-advisory fee of 0.25% of annual average net assets payable to PPA.

(2) The management fee reflects an advisory fee of 0.40% of annual average net assets payable to RSMC and sub-advisory fees of 0.50%, 0.65% and 0.50%, of annual average net assets payable to ASA, M&C and First Quadrant, respectively.

(3) The management fee reflects an advisory fee of 0.40% of annual average net assets payable to RSMC and sub-advisory fees of 0.55%, 0.50% and 0.50%, of annual average net assets payable to BLM, EBS and EIC, respectively.

(4) The management fee reflects an advisory fee of 0.40% of annual average net assets payable to RSMC and sub-advisory fees of 0.70% and 0.80%, of annual average net assets payable to BFM and SFM, respectively.

(5) RSMC has contractually agreed to waive a portion of certain Series' advisory fee or reimburse expenses to the extent that (i) the combined total annual operating expenses of the Large Cap Quantitative Series and Large Cap Multi-Manager Series would otherwise exceed 1.00% flowing through to the Wilmington Large Cap Strategic Allocation Fund, (ii) the combined total annual operating expenses of the Mid Cap Quantitative Series and Mid Cap Multi-Manager Series would otherwise exceed 1.15% flowing through to the Wilmington Mid Cap Strategic Allocation Fund, and (iii) the combined total annual operating expenses of the Small Cap Quantitative Series and Small Cap Multi-Manager Series would otherwise exceed 1.25% flowing through to the Wilmington Small Cap Strategic Allocation Fund. The amounts shown for waivers and/or reimbursements are based on a proportional allocation to each Underlying Series. RSMC, however, with the approval of the Board of Trustees, may use some other method for allocating the expense reduction to the Series so long as a Fund and RSMC are the only investors in a Quantitative or Multi-Manager Series and the combined total annual operating expenses of the Large Cap Quantitative Series and the Large Cap Multi-Manager Series, of the Mid Cap Quantitative Series and the Mid Cap Multi-Manager Series, and of the Small Cap Quantitative Series and the Small Cap Multi-Manager Series, in proportion to their assets do not exceed 1.00%, 1.15% and 1.25%, respectively. This expense reduction agreement will remain in place until July 1, 2006 unless the Board of Trustees approves its earlier termination.

                                SERVICE PROVIDERS

     The chart below provides information on the primary service providers.

Asset                                                                                      Shareholder
Management                                                                                 Services

             INVESTMENT ADVISER                                                                       TRANSFER AGENT
       Rodney Square Management Corp.                                                                   PFPC Inc.
          1100 North Market Street                                                                    760 Moore Road
            Wilmington, DE 19890                                                                King of Prussia, PA 19406

Manages the investment activities of the                                                    Handles certain shareholder services,
         Funds and each Series.                                                                 including record keeping and
                                                                                             statements, payment of distributions
                                                                                           and processing of buy and sell requests.

                                                          WT MUTUAL FUND

                                                   WILMINGTON LARGE CAP STRATEGIC
                                                          ALLOCATION FUND
                                                   WILMINGTON MID CAP STRATEGIC
                                                          ALLOCATION FUND
                                                   WILMINGTON SMALL CAP STRATEGIC
                                                          ALLOCATION FUND
                                                   WILMINGTON INTERNATIONAL MULTI-
                                                         MANAGER PORTFOLIO
                                                   WILMINGTON REAL ESTATE PORTFOLIO

Fund                                                                                       Asset
Operations                                                                                 Safe Keeping

                ADMINISTRATOR                                                                             CUSTODIAN

       Rodney Square Management Corp.                                                             Wilmington Trust Company
          1100 North Market Street                                                                1100 North Market Street
            Wilmington, DE 19890                                                                    Wilmington, DE 19890

            SUB-ADMINISTRATOR AND                                                                    PPFC Trust Company
              ACCOUNTING AGENT                                                                      Please insert address

                  PFPC Inc.                                                                  Holds each Fund's, Portfolio's and
            301 Bellevue Parkway                                                            Series' assets, settles all portfolio
            Wilmington, DE 19809                                                               trades and collects most of the
                                                                                           valuation data required for calculating
     Provides facilities, equipment and                                                     each Fund's, Portfolio's and Series'
   personnel  to carry out administrative                                                              NAV per share.
      services related to each Fund and
calculates each Fund's NAV and distributions.

                                                   Distribution

                                                            DISTRIBUTOR
                                                Professional Funds Distributor, LLC.
                                                          760 Moore Road
                                                    King of Prussia, PA 19406
                                                  Distributes the Funds' shares.

                             SHAREHOLDER INFORMATION

PRICING OF SHARES

      The Series value their assets based on current market values when such values are available. These prices normally are supplied by a pricing service. Any assets held by a Series that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that PFPC, Inc. determines the daily net asset value per share. To determine the value of those securities, PFPC may use a pricing service that takes into account not only developments related to specific securities, but also transactions in comparable securities. Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees.

      PFPC determines the net asset value ("NAV") per share of each Fund and Portfolio as of the close of regular trading on the New York Stock Exchange (the "Exchange") (currently 4:00 p.m. Eastern time), on each business day (i.e., a day that the Exchange and the transfer agent are open for business). The NAV is calculated by adding the value of all securities and other assets in a Fund or Portfolio, deducting its liabilities and dividing the balance by the number of outstanding shares in that Fund or Portfolio. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent, and, under no circumstances will any order be accepted for purchase, redemption or exchange after the NAV calculation.

PURCHASE OF SHARES

      Shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment in Investor Shares is $1,000. Additional investments in a Fund or Portfolio may be made in any amount. You may purchase shares as specified below.

      You may also purchase shares if you are a client of Wilmington Trust through your trust or corporate cash management accounts. If you are a client of an institution (such as a bank or broker-dealer) that has entered into a servicing agreement with the WT Funds' distributor ("Service Organization"), you may also purchase shares through such Service Organization. You should also be aware that you may be charged a fee by Wilmington Trust or the Service Organization in connection with your investment. If you wish to purchase shares through your account at Wilmington Trust or a Service Organization, you should contact that entity directly for information and instructions on purchasing shares.

      BY MAIL: You may purchase shares by sending a check drawn on a U.S. bank payable to Wilmington Funds, indicating the name and class of the Fund or Portfolio, along with a completed application (included at the end of this prospectus). If a subsequent investment is being made, the check should also indicate your account number. When you make purchases by check, a Fund or Portfolio may withhold payment on redemptions until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

Regular mail:                                               Overnight mail:
-------------                                               ---------------
Wilmington Strategic Allocation Funds                       Wilmington Strategic Allocation Funds
c/o PFPC Inc.                                               c/o PFPC Inc.
P.O.  Box 9828                                              760 Moore Road
Providence, RI 02940                                        King of Prussia, PA 19406

      BY WIRE: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) 336-9970 for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.

      ADDITIONAL INFORMATION REGARDING PURCHASES: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any business day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following business day.

      Any purchase order may be rejected if a Fund or Portfolio determines that accepting the order would not be in its or its shareholders best interest.

      It is the responsibility of Wilmington Trust or the Service Organization to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

      For information on other ways to purchase shares, including through an individual retirement account (IRA), an Automatic Investment Plan or a Payroll Investment Plan, please refer to our SAI.

REDEMPTION OF SHARES

      You may sell your shares on any business day. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. If held for more than 60 days, there is no fee when shares are redeemed. If shares are redeemed within 60 days of purchase, a redemption fee of 1.00% of the redemption amount may be charged. (See "Redemption Fee" below.) It is the responsibility of Wilmington Trust or the Service Organization to transmit redemption orders and credit their customers' accounts with redemption proceeds on a timely basis. Redemption checks are mailed on the next business day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the transfer agent before 4:00 p.m. Eastern time) or the next business day if received after 4:00 p.m. Eastern time or on a non-business day, but never later than 7 days following such receipt. If you purchased your shares through an account at Wilmington Trust or a Service Organization, you should contact Wilmington Trust or the Service Organization for information relating to redemptions. The Fund or Portfolio's name and your account number should accompany any redemption requests.

      REDEMPTION FEES: A redemption fee of 1.00% of the total redemption amount (calculated at market value) will be imposed if you sell your shares within 60 days of your purchase of such shares. This fee will apply to redemptions processed for the purpose of receiving redemption proceeds or processing an exchange between the Wilmington Portfolios (a list of which is shown under the heading "EXCHANGE OF SHARES" below). This fee is paid directly to the respective Fund or Portfolio and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. For purposes of determining whether this fee applies, the shares that you have held the longest will be redeemed or exchanged first. This fee may not apply in certain circumstances, such as redemptions or exchanges processed from Wilmington Trust corporate cash management or trust accounts and certain omnibus accounts (including 401(k) plans), and in the event of shareholder death or disability.

See "EXCHANGE OF SHARES" for additional information regarding the exchange of shares of a Wilmington Portfolio.

      MARKET TIMING: Neither the Funds nor the Portfolios are designed to accommodate market timing or repetitive trading. "Market timing" is defined as effecting frequent trades into or out of a fund in an effort to anticipate or time price movements. A Fund or Portfolio may restrict or refuse purchase or exchange orders by market timers or by those persons the Fund or Portfolio or the Distributor believe are engaging in similar trading activity. Market timing can adversely impact the ability of an investment adviser to invest assets in an orderly, long-term manner, which in turn may adversely impact the expenses and the performance of a Fund or Portfolio. There is no guaranty that the Funds or the Portfolios or their agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence.

      BY MAIL: If you redeem your shares by mail, you should submit written instructions with a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. Your written instructions must include the Fund or Portfolio name, your account number, your printed name and your signature and should be mailed with your signature guarantee to:

Regular mail:                                               Overnight mail:
-------------                                               ---------------
Wilmington Strategic Allocation Funds                       Wilmington Strategic Allocation Funds
c/o PFPC Inc.                                               c/o PFPC Inc.
P.O.  Box 9828                                              760 Moore Road
Providence, RI 02940                                        King of Prussia, PA 19406

      BY TELEPHONE: If you prefer to redeem your shares by telephone you may elect to do so, however there are risks. The Funds and Portfolio have safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine in order to mitigate the risk of fraudulent acts. If such safeguards and procedures are followed, you will bear the risk of any losses.

      ADDITIONAL INFORMATION REGARDING REDEMPTIONS: Redemption proceeds may be wired to your pre-designated bank account in any commercial bank in the United States if the amount exceeds $1,000. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a signature guarantee. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds shares.

      If shares to be redeemed represent a recent investment made by check, the Funds and Portfolios reserve the right to withhold the redemption proceeds until they believe that the check has been collected (which could take up to 10 days).

      SMALL ACCOUNTS: If the value of your investment in a Fund or Portfolio falls below $500, you may be asked to increase your balance. If the account value is still below $500 after 60 days, your account may be closed and your proceeds sent to you. Your account will not be closed if it falls below $500 solely as a result of a reduction in your account's market value.

      For additional information on other ways to redeem shares, please refer to our SAI.

EXCHANGE OF SHARES

      You may exchange all or a portion of your shares in a Fund or Portfolio for Investor Shares of the following funds ("Wilmington Portfolios"):

      Wilmington Large Cap Strategic Allocation Fund
      Wilmington Mid Cap Strategic Allocation Fund
      Wilmington Small Cap Strategic Allocation Fund
      Wilmington Short/Intermediate Bond Portfolio
      Wilmington Short-Term Income Portfolio
      Wilmington Broad Market Bond Portfolio
      Wilmington Municipal Bond Portfolio
      Wilmington Real Estate Portfolio
      Wilmington International Multi-Manager Portfolio
      Wilmington Large Cap Core Portfolio
      Wilmington Small Cap Core Portfolio

      Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. See "Taxes" for a discussion of the tax effect on an exchange of shares.

      Exchange transactions will be subject to the minimum initial investment and other requirements of the Wilmington Portfolio into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder's account of less than $500.

      FEES ON EXCHANGES: If held for more than 60 days, there is no fee when shares are redeemed to process an exchange for your account. If shares are redeemed within 60 days of purchase, a fee of 1.00% of the redemption amount necessary for the exchange may be charged. See "REDEMPTION OF SHARES" for additional information regarding redemptions and this fee.

      To obtain prospectuses of the other Wilmington Portfolios, call (800) 336-9970. To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in a trust account with Wilmington Trust or in an account with a Service Organization, contact Wilmington Trust or the Service Organization. The Wilmington Portfolios may terminate or modify the exchange offer described here and will give you 60 days' notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of the shares to be acquired through such exchange may be legally made.

DISTRIBUTIONS

      Distributions from the net investment income, if any, of a Fund or Portfolio, except for the International Multi-Manager Portfolio are declared and paid quarterly to you. Distributions from net investment income, if any, of the International Multi-Manager Portfolio are declared and paid annually. Any net capital gain realized by a Fund or Portfolio will be distributed annually.

      Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

      As long as a Fund or Portfolio meets the requirements for being a "regulated investment company," it pays no Federal income tax on the earnings and gains it distributes to shareholders. While a Fund or Portfolio may invest in securities that earn interest exempt from Federal income tax, the Fund, and Portfolios invest primarily in taxable securities. Distributions of net investment income and net short-term capital gains, if any, whether received in cash or reinvested in additional shares, are generally taxable to you as ordinary income. You will be notified following the end of the calendar year of the amount of dividends and other distributions paid that year.

      Distributions of a net capital gain, if any, whether received in cash or reinvested in additional shares, are taxable to you as long-term capital gain regardless of the length of time you have held your shares. You should be aware that if shares are purchased shortly before the record date for any dividend or net capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution.

      It is a taxable event for you if you sell or exchange shares of any Fund or Portfolio. Depending on the purchase price and the sale price of the shares you exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

      STATE AND LOCAL INCOME TAXES: You should consult your tax adviser concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

      This section is only a summary of some important income tax considerations that may affect your investment in a Fund or Portfolio. More information regarding those considerations appears in our SAI. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

                            DISTRIBUTION ARRANGEMENTS

      PFPC Distributors, Inc. manages the Funds and Portfolio's distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreement with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. Neither the Funds nor the Portfolios charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

RULE 12B-1 FEES

      The Investor Shares of each Fund and each Portfolio have adopted a distribution plan under Rule 12b-1 that allows a Fund or a Portfolio to pay a fee to the Distributor for the sale and distribution of Investor Shares, and for services provided to shareholders of Investor Shares. Because these fees are paid out of a Fund's or a Portfolio's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum distribution fee as a percentage of a Fund's or a Portfolio's average daily net assets of its Investor Shares is 0.75% for a Fund and 0.25% for a Portfolio.

MASTER/FEEDER STRUCTURE

      Other institutional investors, including other mutual funds, may invest in the Series. This structure enables various institutional investors, including the Funds, to pool their assets, which may be expected to result in economies of scale by spreading certain fixed costs over a larger asset base and providing purchasing power. Each shareholder of a Series, including the Funds, will pay its proportionate share of the Series' expenses.

      For reasons relating to costs or a change in investment goal, among others, a Fund could switch to another master fund or decide to manage its assets itself. No Fund is currently contemplating such a move.

SHARE CLASSES

      The Funds issue Institutional, Investor and Service Shares, and the Portfolios issue Institutional and Investor Shares. Each class of shares bears a pro rata portion of a fund's common expenses in addition to expenses directly attributable to that class. Any investor may purchase Investor Shares. Investor Shares pay a Rule 12b-1 distribution fee. Institutional Shares are offered to retirement plans and other institutional investors. Service Shares are offered to investors who use a financial intermediary to process transactions and are subject to a shareholder service fee.

                                    GLOSSARY

"CAP" or MARKET CAPITALIZATION:

Cap or the market capitalization of a company means the stock market value of all outstanding shares of the company's common stock.

FUNDAMENTAL POLICY:

An investment policy that may not be changed or deviated from without shareholder approval.

FUND EXPENSES:

Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder distribution, administration and custody services.

GROWTH STOCKS:

Growth stocks are the common stocks of growth-oriented companies, which are companies with growth earnings and share price with little regard for dividend earnings. Generally, companies with high relative rates of growth tend to reinvest more of their profits into the company and pay out less to shareholders in the form of dividends. As a result, investors in funds that invest in growth-oriented companies tend to receive most of their return in the form of capital appreciation.

INDEX:

An index is a broad measure of the market performance of a specific group of securities in a particular market, or securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

INTERNATIONAL FUNDS:

International funds invest in securities traded in markets of at least three different countries outside of the United States. An investor in an international fund can avoid the hassles of investing directly in foreign securities and let that fund's investment adviser handle the foreign laws, trading practices, customs and time zones of the foreign countries.

INVESTMENT ADVISER:

The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the fund's investment program. The Board of Trustees supervises the investment adviser and establishes policies that the investment adviser must follow in its management activities.

NET ASSET VALUE OR "NAV":

NAV = Assets - Liabilities
      --------------------
      Outstanding Shares

NET INVESTMENT INCOME:

Net investment income consists of interest and dividends earned by a fund on its investments less accrued expenses.

REITS:

A REIT (real estate investment trust) is a company that pools investors' funds for investment primarily in income-producing real estate or in real estate related loans (such as mortgages) or other interests.

TOTAL RETURN:

Total return is a measure of the per-share change in the total value of a fund's portfolio, including any distributions paid to you. It is measured from the beginning to the end of a specific time period.

VALUE STOCKS:

Value stocks are the common stocks of companies that are considered by the investment adviser to be undervalued relative to their underlying profitability, or rather their stock price does not reflect the value of the company.

                              FOR MORE INFORMATION

      FOR INVESTORS WHO WANT MORE INFORMATION ON THE FUNDS AND PORTFOLIOS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

      ANNUAL/SEMI-ANNUAL REPORTS: These reports contain performance data and information on portfolio holdings, operating results and a discussion of the market conditions and investment strategies that significantly affect the Funds' performance for the most recently completed fiscal year or half-year.

      STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides additional technical and legal descriptions of the Funds and Portfolios' policies, investment restrictions, risks, and business structure. The information in the SAI is incorporated into this prospectus by this reference.

      Copies of these documents and answers to questions about the Funds and Portfolios may be obtained free of charge by contacting:

      WT Mutual Fund
      c/o PFPC Inc.
      760 Moore Road
      King of Prussia, PA 19406
      (800) 336-9970
      9:00 a.m. to 5:00 p.m. Eastern time

      Information about the Funds and Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, DC, 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Funds and Portfolios may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.

      FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL 1-(800)-336-9970.

   The investment company registration number for WT Mutual Fund is 811-08648.

                 WILMINGTON LARGE CAP STRATEGIC ALLOCATION FUND
                  WILMINGTON MID CAP STRATEGIC ALLOCATION FUND
                 WILMINGTON SMALL CAP STRATEGIC ALLOCATION FUND

                                OF WT MUTUAL FUND
                                 SERVICE SHARES

                     PROSPECTUS DATED _______________, 2004

      This prospectus gives vital information about these mutual funds, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

      Please note that these Funds:

         -     are not bank deposits

         - are not obligations of, or guaranteed or endorsed by Wilmington Trust Company or any of its affiliates

         -     are not federally insured

         - are not obligations of, or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other government agency

         -     are not guaranteed to achieve their goal(s)

      Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

TABLE OF CONTENTS

FUND DESCRIPTIONS -- A LOOK AT THE OBJECTIVES, STRATEGIES, RISKS, FEES AND
EXPENSES OF THE FUNDS

     Summary..............................................................
     Performance Information..............................................
     Fees and Expenses....................................................
     Example..............................................................

ADDITIONAL INVESTMENT INFORMATION

     Investment Objectives................................................
     Primary Investment Strategies........................................
     The Underlying Series of the Strategic Allocation Funds..............
     Additional Risk Information..........................................
     Financial Highlights.................................................
     Management of the Fund...............................................

SERVICE PROVIDERS.........................................................

SHAREHOLDER INFORMATION

     Pricing of Shares....................................................
     Purchase of Shares...................................................
     Redemption of Shares.................................................
     Exchange of Shares...................................................
     Distributions........................................................
     Taxes................................................................

DISTRIBUTION ARRANGEMENTS

     Shareholder Service Fee..............................................
     Fund Structure.......................................................
     Share Classes........................................................
GLOSSARY..................................................................

FOR MORE INFORMATION......................................................

  For information about key terms and concepts, please refer to the "Glossary."

                                FUND DESCRIPTIONS

SUMMARY

                 WILMINGTON LARGE CAP STRATEGIC ALLOCATION FUND
                  WILMINGTON MID CAP STRATEGIC ALLOCATION FUND
                 WILMINGTON SMALL CAP STRATEGIC ALLOCATION FUND

Investment Objective    The investment objective of each of the Wilmington Large
                        Cap Strategic Allocation Fund, the Wilmington Mid Cap
                        Strategic Allocation Fund and the Wilmington Small Cap
                        Strategic Allocation Fund (each a "Fund" and collectively, the "Strategic Funds") is to achieve long-term capital appreciation.

Investment Focus        Equity or equity-related securities

Share Price Volatility  High

Principal Investment    The Strategic Funds do not buy investment securities
Strategies              directly. Instead, each Fund pursues its investment
                        objective by investing in other affiliated mutual funds of WT Investment Trust I ("Series"). Each Fund invests its assets in the Series in accordance with weightings determined by the investment adviser.

                        - The WILMINGTON LARGE CAP STRATEGIC ALLOCATION FUND invests at least 80% of its assets in shares of Series, which invest primarily in equity securities of large cap companies, in order to give the Fund broad exposure to large companies in the U.S. equity markets. Currently, the Fund invests in shares of the Large Cap Quantitative Series and the Large Cap Multi-Manager Series; however, at any time, the Fund's investment adviser, Rodney Square Management Corporation ("RSMC"), may substitute, add or subtract Series in which the Fund invests.

                        - The WILMINGTON MID CAP STRATEGIC ALLOCATION FUND invests at least 80% of its assets in shares of two or more Series, which invest primarily in equity securities of mid cap companies, in order to give the Fund broad exposure to medium-sized companies in the U.S. equity markets. Currently, the Fund invests in shares of the Mid Cap Quantitative Series and the Mid Cap Multi-Manager Series; however, at any time, the Fund's investment adviser, RSMC, may substitute, add or subtract Series in which the Fund invests.

                        - The WILMINGTON SMALL CAP STRATEGIC ALLOCATION FUND invests at least 80% of its assets in shares of two or more Series, which invest primarily in equity securities of small cap companies, in order to give the Fund broad exposure to small companies in the U.S. equity markets. Currently, the Fund invests in shares of the Small Cap Quantitative Series and the Small Cap Multi-Manager Series; however, at any time, the Fund's investment adviser, RSMC, may substitute, add or subtract Series in which the Fund invests.

                        In deciding how to allocate a Fund's assets among Series, the investment adviser considers its outlook for the U.S. economy and financial markets, and the relative market valuations and volatility of the Series. Each Fund normally invests 0% to 60% of its assets in a Quantitative Series and 40% to 100% of its assets in a Multi-

                        Manager Series. The investment adviser reserves the right to adjust the percentages invested in a Series.

Principal Risks         -     The Funds are subject to the risks summarized
                              below and further described under the heading
                              "Additional Risk Information" in this prospectus.

                        - A principal risk of investing in a Fund is that the investment adviser's techniques for allocation among two or more Series and selection of Series will not produce the desired results, and therefore a Fund may not achieve its investment objective.

                        - The value of your investment in a Fund is directly related to the investment performance of the Series in which it invests. Therefore, the principal risks of investing in a Fund are closely related to the principal risks associated with the underlying Series and their investments. Because the Fund's allocation of assets among two or more Series will vary, your investment may be subject to any and all of these risks at different times and to different degrees.

                        - An investment in a Fund is not a deposit of Wilmington Trust Company or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency.

                        - It is possible to lose money by investing in a Fund. There is no guarantee that the stock market or the securities in which the Series invest will increase in value.

                        - A Fund's share price will fluctuate in response to changes in the market value of the Series' investments. Market value changes result from business or economic developments affecting an issuer as well as general market and economic conditions.

                        - Growth-oriented investments may be more volatile than the rest of the U.S. stock market as a whole.

                        - A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated.

                        - Because each Multi-Manager Series employs a multi-manager approach, the interplay of the various strategies employed by the investment adviser and sub-advisers may result in a Series holding large positions in certain types of securities, industries or sectors, which may have a negative effect on performance.

                        - Each Series may use equity derivatives to pursue its investment objective. The use of derivatives may expose a Series to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Series to experience higher losses than a fund that does not use derivatives.

                        - Small and mid cap companies may be more vulnerable than large cap companies to adverse business or economic developments, and their securities may be less liquid and more volatile.

                        - The performance of each Series and, therefore, each Fund, will depend on whether or not the investment adviser or sub-adviser is successful in pursuing an investment strategy.

Investor Profile        For investors seeking long-term growth of capital
                        consistent with the volatility of the equity markets.

PERFORMANCE INFORMATION

      The Wilmington Large Cap Strategic Allocation Fund, the Wilmington Mid Cap Strategic Allocation Fund and the Wilmington Small Cap Strategic Allocation Fund were first offered on July 1, 2003, and therefore do not have a full calendar year of performance.

FEES AND EXPENSES

The table below shows the fees and expenses that you may pay if you buy and hold Service Shares of a Fund. The expenses are shown as a percentage of its net assets.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                      Service Shares
                                                                                --------------
Maximum sales charge (load) imposed on purchases (as a percentage of
  offering price)                                                                  None
Maximum deferred sales charge                                                      None
Maximum sales charge imposed on reinvested dividends (and other
  distributions)                                                                   None
Redemption fee(a)                                                                  1.00%
Exchange fee(a)                                                                    1.00%

(a) Service Shares are subject to a 1.00% redemption fee only if redeemed or exchanged within the first 60 days after purchase. See "REDEMPTION OF SHARES" and "EXCHANGE OF SHARES" elsewhere in this prospectus for additional information.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)(1)

                                        Wilmington Large     Wilmington Mid Cap        Wilmington Small
                                        Cap Strategic       Strategic Allocation        Cap Strategic
          SERVICE SHARES                Allocation Fund          Fund                  Allocation Fund
----------------------------------      ----------------    --------------------       -----------------
Management fees(2)                           None(3)             None(4)                   None(5)
Shareholder service fees                     0.25%               0.25%                     0.25%
Other expenses                               0.36%               0.49%                     0.45%
Underlying Series' expenses(6)               1.13%               1.28%                     1.46%
TOTAL ANNUAL OPERATING EXPENSES(7)           1.74%               2.02%                     2.16%
Waivers/Reimbursements                      (0.49)%             (0.62)%                   (0.66)%
NET EXPENSES(9)                              1.25%               1.40%                     1.50%

----------------------------------

1 The table above and the Example below each reflect the aggregate annual operating expenses of Fund and its underlying or corresponding Series.

2 RSMC as investment adviser to the Wilmington Large Cap Strategic Allocation Fund, the Wilmington Mid Cap Strategic Allocation Fund, and the Wilmington Small Cap Strategic Allocation Fund does not receive an advisory fee for its services to such Funds.

3 RSMC, as investment adviser to the Series in which the Wilmington Large Cap Strategic Allocation Fund invests, receives a 0.40% advisory fee and each of Parametric Portfolio Associates, Armstrong Shaw Associates, Inc., Montag & Caldwell, Inc. and First Quadrant, L.P., each a sub-adviser to the Fund's underlying Series, receives sub-advisory fees, before any waivers, of up to 0.25%, 0.50%, 0.65% and __%, respectively.

4 RSMC, as investment adviser to the Series in which the Wilmington Mid Cap Strategic Allocation Fund invests, receives a 0.40% advisory fee and each of Parametric Portfolio Associates, Bennett Lawrence Management, LLC, Eubel Brady and Suttman Asset Management, Inc. and Equity Investment Corporation, each a sub-adviser to the Fund's underlying Series, receives sub-advisory fees, before any waivers, of up to 0.25%, 0.55%, 0.50% and 0.50%, respectively.

5 RSMC, as investment adviser to the Series in which the Wilmington Small Cap Strategic Allocation Fund invests, receives a 0.40% advisory fee and each of Parametric Portfolio Associates, Batterymarch Financial Management, Inc. and Systematic Financial Management, L.P., each a sub-adviser to the Fund's underlying Series, receives sub-advisory fees, before any waivers, of up to 0.25%, 0.70% and 0.80%, respectively.

6 For a listing of the expenses, waivers and/or reimbursements associated with each Underlying Series, please see "MANAGEMENT OF THE FUND - UNDERLYING SERIES EXPENSES." Series' expenses flowing through to the Fund are expected to vary with changes in the allocation of the Fund's assets, and may be lower than those shown above.

7 For Service Shares, RSMC has contractually agreed to reimburse each Fund for other expenses to the extent such other expenses together with the underlying Series' expenses exceed 1.25%, 1.40% and 1.50% for the Wilmington Large Cap Strategic Allocation Fund, the Wilmington Mid Cap Strategic Allocation Fund, and the Wilmington Small Cap Strategic Allocation Fund, respectively. This undertaking will remain in place until July 1, 2006 for the Strategic Funds unless the Board of Trustees approves its earlier termination.

EXAMPLE

      This example is intended to help you compare the cost of investing in Service Shares of a Fund with the cost of investing in other mutual funds. The below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:

         -     you reinvested all dividends and other distributions;

         -     the average annual return was 5%;

         - a Fund's total operating expenses (reflecting contractual waivers or reimbursements through July 1, 2006) were charged and remained the same over the time periods; and

         - you redeemed all of your investment at the end of each time period.

      Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

          SERVICE SHARES                                    1 Year           3 Years
-----------------------------------------------             ------           -------
Wilmington Large Cap Strategic Allocation Fund               $127              $450
Wilmington Mid Cap Strategic Allocation Fund                 $143              $510
Wilmington Small Cap Strategic Allocation Fund               $153              $545

      The above example is for comparison purposes only and is not a representation of a Fund's actual expenses and returns, either past or future of the Service Shares of a Fund.

                        ADDITIONAL INVESTMENT INFORMATION

INVESTMENT OBJECTIVES

      The investment objective of each of the WILMINGTON LARGE CAP STRATEGIC ALLOCATION FUND, the WILMINGTON MID CAP STRATEGIC ALLOCATION FUND and the WILMINGTON SMALL CAP STRATEGIC ALLOCATION FUND is to achieve long-term capital appreciation. A Fund's investment objective may be changed by the Board of Trustees upon 60 days' prior written notice to shareholders. There is no guarantee that a Fund will achieve its investment objective.

PRIMARY INVESTMENT STRATEGIES

                 WILMINGTON LARGE CAP STRATEGIC ALLOCATION FUND
                  WILMINGTON MID CAP STRATEGIC ALLOCATION FUND
                 WILMINGTON SMALL CAP STRATEGIC ALLOCATION FUND
                             (THE "STRATEGIC FUNDS")

      The Strategic Funds seek to achieve their investment objective by investing at least 80% of their assets in a Quantitative Series and a Multi-Manager Series of WT Investment Trust I that invest in securities with the same investment strategy with respect to market capitalization as a Fund (i.e., the Wilmington Large Cap Strategic Allocation Fund allocates its assets to the Large Cap Quantitative Series and the Large Cap Multi-Manager Series, each of which invest primarily in large cap companies). The Strategic Funds normally invest all of their assets in shares of two or more Series and do not invest directly in stocks of other issuers.

      Rodney Square Management Corporation ("RSMC"), each Fund's investment adviser, selects the Series in which a Fund invests. The investment adviser determines how a Fund allocates and reallocates its assets between or among Series.

      RSMC does not allocate a Fund's assets according to a predetermined percentage or blend of underlying Series; instead, the investment adviser regularly determines the appropriate blend for a Fund by allocating between or among the Series. When making these decisions, RSMC considers various quantitative and qualitative data relating to the U.S. economy and securities markets. These data may include: projected growth trends in the U.S. economy, forecasts for interest rates and the relationship between short- and long-term interest rates (commonly referred to as the "yield curve"), current and projected trends in inflation, relative valuation levels and volatility in the equity market, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing trends and the cost of capital, political trends, data relating to trade balances and labor information. RSMC may also consider proprietary research provided by the sub-advisers of the Series. RSMC has the flexibility to reallocate a Fund's assets in varying percentages among Series based on its ongoing analyses of the equity markets. However, tactical shifts in allocation and reallocation among Series are not expected to be large or frequent in nature. This approach allows RSMC to allocate and reallocate assets between or among Series that employ varying investment styles and techniques such as (i) style specific active management, featuring growth-oriented or value-oriented stock selection; and
(ii) enhanced indexing, which combines quantitative security selection and non-stock market investment strategies to approximate the performance of a securities index.

      The frequency of portfolio transactions and each Series' turnover rate will vary from year to year depending on the market. A higher turnover rate increases transaction costs (i.e., brokerage commissions) and adverse tax consequences for Series' shareholders. With frequent trading activity, a greater proportion of any dividends paid out by the Series will be characterized as ordinary income, which is taxed at higher rates than long-term capital gains. Such factors may have the effect of lowering overall fund performance. Under normal market conditions, the turnover rate is expected to be less than 100% for each Series.

      PRIMARY INVESTMENT STRATEGIES OF THE STRATEGIC FUNDS' UNDERLYING SERIES. Below is a discussion on the principal investment strategies of each Series into which the Funds currently allocate their assets.

    LARGE CAP QUANTITATIVE SERIES, MID CAP QUANTITATIVE SERIES AND SMALL CAP
                 QUANTITATIVE SERIES (THE "QUANTITATIVE SERIES")

      The Large Cap Quantitative Series invests at least 80% of its assets in equity securities of large cap companies included in the S&P 500 Index. The Mid Cap Quantitative Series invests at least 80% of its assets in equity securities of mid cap companies included in the S&P Mid Cap 400 Index. The Small Cap Quantitative Series invests at least 80% of its assets in equity securities of small cap companies included in the S&P SmallCap 600 Index. The benchmark indices for each of the Large Cap Quantitative Series, Mid Cap Quantitative Series and Small Cap Quantitative Series are the S&P 500 Index, S&P Mid Cap 400 Index and S&P Small Cap 600 Index, respectively (each a "Respective Index").

      RSMC, as investment adviser to each Quantitative Series, determines the recommended allocation of a Series' assets with respect to "growth" style securities (as represented by a Series' Respective Barra Growth Index) and "value" style securities (as represented by a Series' Respective Barra Value Index). It is intended that at least 20% of each Series' assets will be allocated into the growth and value styles.

      When making these asset allocation determinations, RSMC considers, among other things, its expectation for the performance of the U.S. economy and financial markets in light of projected growth trends in the U.S. economy, relative valuation levels and volatility in the equity market, the outlook and projected growth of various industrial sectors, and information relating to business cycles. RSMC has the flexibility to reallocate the Quantitative Series' assets between a growth weighted portfolio or a value weighted portfolio based on RSMC's ongoing analyses of the equity markets, although these tactical shifts are not expected to be a large percentage of a Series assets nor occur more frequently than monthly. RSMC or a sub-adviser may purchase the securities of one or more exchange traded funds (registered investment companies whose shares are publicly traded on an exchange) ("ETFs") which track a securities market index of large cap companies, mid cap companies and small cap companies on behalf of the Large Cap Quantitative Series, Mid Cap Quantitative Series and Small Cap Quantitative Series, respectively (e.g. iShares, SPDRS (except for the Small Cap Quantitative Series) or Vipers). As a shareholder in an investment company, a Series would bear its pro rata portion of an ETF's expenses, including advisory fees, in addition to its own expenses. The 1940 Act limits investments by registered investment companies in the securities of other investment companies. However, a Series may invest in ETFs in excess of these limits in accordance with SEC exemptive relief granted to such ETFs.

      Based on RSMC's allocation, Parametric Portfolio Associates ("PPA"), the sub-adviser to each of the Quantitative Series, uses a "quantitative" approach to build a portfolio in accordance with RSMC's allocation decisions. Unlike "active" managers, PPA does not try to substantially outperform the indices nor does the sub-adviser seek temporary or defensive positions when markets decline or appear overvalued. Each of the Quantitative Series may use derivative instruments, primarily for liquidity, risk management or hedging purposes. The sub-adviser does not routinely make judgments about the investment merit of a particular security or apply traditional economic, financial or market analysis.

      PPA invests in a representative sample of securities in a Series' Respective Index weighted to reflect the investment adviser's style allocation. This essentially means building a portfolio with a growth portion based on its Respective Barra Growth Index and a value portion based on its Respective Barra

Value Index. PPA expects that each "portion of the portfolio" will have, in the aggregate, investment characteristics (such as market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the corresponding Barra Index. It is not expected that a Quantitative Series will hold all of the securities that are included in its Respective Index or its component Barra Indices; however, the Large Cap Quantitative Series will usually hold 200 to 350 of those securities, the Mid Cap Quantitative Series will usually hold 150 to 300 of those securities, and the Small Cap Quantitative Series will usually hold 250 to 450 of those securities.

      The performance of each Quantitative Series and its Respective Index will vary due to transaction costs, market impact, portfolio expenses, corporate actions (such as mergers and spin-offs), timing variances and RSMC's allocation between growth and value styles. The return for each of the growth and value portions of the portfolio is intended to correlate closely with the return of its corresponding Barra Index by selecting a portion of the stocks represented in the index using proprietary quantitative techniques developed by PPA. PPA also uses these techniques to make sell decisions. Each of the Quantitative Series is designed to have a portfolio with similar characteristics to those of its Respective Index, including such measures as dividend yield, price-to-earnings ratio, relative volatility, economic sector exposure, growth or value characterizations, return on equity and market price-to-book value ratio. Notwithstanding these strategies, there is no assurance that a Quantitative Series' investment performance will equal or approximate that of its Respective Index.

   LARGE CAP MULTI-MANAGER SERIES, MID CAP MULTI-MANAGER SERIES AND SMALL CAP
                MULTI-MANAGER SERIES (THE "MULTI-MANAGER SERIES")

      The Large Cap Multi-Manager Series invests at least 80% of its assets in a diversified portfolio of the following U.S. equity or equity-related securities:

         - Common stock of U.S. corporations that have that have a market capitalization at least equal to that of the smallest company in the S&P 500 Index ("large cap companies"), at the time of purchase;

         - Exchange traded funds (registered investment companies whose shares are publicly traded on an exchange) which track a securities market index of large cap companies, e.g. iShares, SPDRs, Vipers; and

         - Options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of large cap companies.

      The Mid Cap Multi-Manager Series invests at least 80% of its assets in a diversified portfolio of the following U.S. equity or equity-related securities:

         - Common stocks of U.S. corporations that have a market capitalization between the smallest and largest company in the S&P Mid Cap 400 Index ("mid cap companies"), at the time of purchase;

         - Exchange traded funds (registered investment companies whose shares are publicly traded on an exchange) which track a securities market index of mid cap companies, e.g. iShares, SPDRs, Vipers; and

         - Options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of mid cap companies.

      The Small Cap Multi-Manager Series invests at least 80% of its assets in a diversified portfolio of the following U.S. equity or equity-related securities:

         - Common stocks of U.S. corporations that have a market capitalization less than the largest company in the S&P SmallCap 600 Index ("small cap companies"), at the time of purchase;

         - Exchange traded funds (registered investment companies whose shares are publicly traded on an exchange) which track a securities market index of small cap companies, e.g. iShares, SPDRs, Vipers; and

         - Options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of small cap companies.

      Although each Multi-Manager Series maintains liquidity reserves (i.e. cash awaiting investment or held to meet redemption requests), a Multi-Manager Series may expose these reserves to the performance of one or more equity markets, usually by use of stock index futures contracts and options on such futures contracts, as well as exchange traded and over the counter options, and equity index swaps to attempt to hedge actual or anticipated investment securities positions.

      As a temporary or defensive policy, each Multi-Manager Series may invest up to 100% of its assets in high quality money market instruments and other short-term debt instruments. The result of this action may be that a Series will be unable to achieve its investment objective.

ADVISER ALLOCATION

      Each of the Multi-Manager Series employs a multi-manager approach, relying on several sub-advisers with differing investment philosophies to manage a portion of a Series' assets under the general supervision of RSMC. RSMC may also allocate a portion of a Series' assets (up to 60%) to shares of exchange traded funds or ("ETFs") whose underlying investments are consistent with a Multi-Manager Series' investment objective. As a shareholder in an investment company, a Multi-Manager Series would bear its pro rata portion of an ETF's expenses, including advisory fees, in addition to its own expenses. The 1940 Act limits investments by registered investment companies in the securities of other investment companies. However, a Multi-Manager Series may invest in ETFs in excess of these limits in accordance with SEC exemptive relief granted to such ETFs.

      RSMC will allocate the balance of a Multi-Manager Series' assets between or among the sub-advisers. When making these allocation decisions, RSMC considers, among other things, its expectations for the performance of the U.S. economy and financial markets in light of projected growth trends in the U.S. economy, relative valuation levels and volatility in the equity market, the outlook and projected growth of various industrial sectors, and information relating to business cycles.

      This approach allows RSMC to allocate assets between or among sub-advisers that employ growth-oriented stock selection or value-oriented stock selection techniques. Each sub-adviser uses its own investment approach and strategy to achieve a Series' investment objective.

      Each Multi-Manager Series' multi-manager arrangement is expected to reduce volatility by utilizing several investment approaches, a strategy used by many institutional investors. The multiple investment approach is designed to soften the impact of a single sub-adviser's performance in a market cycle during which that sub-adviser's investment approach is less successful. Because each sub-adviser has a different investment approach, the performance of one sub-adviser is expected to offset the impact of another sub-adviser's performance, regardless of the market cycle. The successful performance of a sub-adviser will be diminished by the less successful performance of another sub-adviser. There can be no guarantee that the expected advantage of the multiple sub-adviser technique will be achieved.

STRATEGIES OF SUB-ADVISERS TO THE LARGE CAP MULTI-MANAGER SERIES

      Armstrong Shaw Associates, Inc. ("ASA")

      ASA employs a large capitalization, absolute value investment philosophy. The sub-adviser invests in securities where a rigid cash flow or asset value analysis determines that a company's stock is selling at a substantial discount to its intrinsic value. Establishing this intrinsic value is critical to ASA's methodology. While the level of the overall market or trends in numerous economic factors may affect the timing in which ASA's perceived value is recognized, these considerations are not the basis for its investments. Rather, ASA has a classic bottom-up, company-by-company view of investing.

      Inherent in ASA's absolute value approach is its objective to minimize downside risk. To further this aim, ASA screens for companies with proven track records, strong balance sheets and large capitalizations. The sub-adviser's minimum investment time horizon is 18 to 24 months. At any point in time, ASA may have investments in as many as 30 to 40 securities in the portfolio managed for the Series. ASA feels that constant monitoring of these positions through regular discussions with management is a crucial part of its portfolio management. Additionally, approximately 100 other companies are followed on a watch list for future investment.

      In conjunction with ASA's view that market timing is generally an unrewarding exercise, the firm has predetermined buy and sell levels for each security it purchases. These target points help ASA to avoid the emotional excesses of the market with respect to the Series' investments.

      Montag & Caldwell, Inc. ("M&C")

      The Investment Policy Group (or IPG, which consists of all portfolio managers and analysts) works as a team by using a bottom-up stock selection process. The identification of appropriate stocks for consideration begins with screening a database of 9000 common equity securities for market capitalization of at least $3 billion and a minimum 10% historical secular earnings growth rate. The resultant universe of approximately 500 common stocks is then subject to proprietary earnings and valuation models. Analyst judgment based on qualitative factors and strong financial characteristics further narrow the universe to a select list of approximately 150 names. Analysts follow these stocks closely, regularly evaluating their valuation and relative earnings growth. A position is initiated in a stock that is trading at a discount (normally 10-25%) to the estimate of its intrinsic value. This value is computed using a modified dividend discount model that incorporates their analysts' assumptions for normalized earnings, secular earnings growth rate (minimum 10%, maximum 20%), dividend payout ratio, and a stock specific risk adjusted discount rate. The valuation model is a dynamic process in which the earnings base is adjusted each quarter. In addition, the fundamental attributes that contribute to the risk-adjusted discount rate are re-evaluated annually for each security and more frequently if market, industry, or specific company issues so demand. The valuation model is updated daily and published every two weeks. Above median relative earnings growth is considered to be the catalyst driving share price appreciation. This measure is determined by comparing estimated and historical six-month annualized earnings growth to a benchmark and subsequently ranking companies by decile. Analyst judgment based on fundamental analysis that includes thorough due diligence of company and industry fundamentals is the final arbiter in determining candidates to be presented to the IPG for investment consideration and potential inclusion in the growth model portfolio of 30 to 40 issues.

      If a company's results remain consistent with the firm's forecast, M&C could hold the position for a number of years. Average annual turnover is normally 30 to 40 percent. A holding will be reviewed for probable sale when it reaches M&C's target price ratio, which is normally 120% of the determination of its fair value. Trimming the position, rather than total sale, might be the decision in the case of a high-growth company with rapidly compounding earnings. Stocks are also sold when experiencing weakening earnings momentum, or underperforming the market. Any significant earnings disappointment will trigger an immediate review of the holding and a decision to "add or sell." Since the investment policy centers on positive earnings momentum within a six-month period, "add or sell" decisions are made within that framework. This time frame may be extended for one quarter out to nine months, in order to capture exceptionally good value occurring just prior to restored earnings momentum. Unless there is visible earnings growth for the next six-nine months and the valuation is attractive enough to justify adding positions, a position will be sold on earnings disappointments. A position will also be reduced when it exceeds 5% of the equity portion of a portfolio.

      First Quadrant, L.P. ("First Quadrant")

      First Quadrant uses a proprietary quantitative analytical model in constructing the Series' investment portfolio to reflect the characteristics of the S&P 500 Index, the Series benchmark index, and combines a top-down analysis of market and economic conditions with a bottom-up stock selection review process to enhance returns. The top-down analysis consists of a review of market and economic data such as interest rates, commodity price changes, market volatility levels, inflation expectations, credit spreads and foreign exchange rates to identify those industries and sectors of the U.S. economy that are likely to benefit from present and future economic conditions. First Quadrant modifies industry weightings in the Series' portfolio relative to the S&P 500 Index based on the top-down analysis, consistent with maintaining tax efficiency for investors. In general, these weightings will not differ from the industry weightings of the S&P 500 Index by more than +/-5%. In addition, consistent with minimizing taxable gains and enhancing returns, First Quadrant may underweight and overweight the Series' exposure (relative to the S&P 500 Index) to specific securities within an industry. Individual stocks are selected based upon a bottom-up review of a variety of security-specific valuation metrics, such as earnings revisions, earnings surprise signals, insider trading, corporate actions and changes in various indices.

      First Quadrant manages the portion of the Series' portfolio allocated to it to minimize taxable distributions to shareholders. First Quadrant applies a variety of tax-sensitive investment techniques, including: (i) investing in stocks that pay below-average dividends; (ii) employing a buy-and-hold strategy that will avoid realizing short-term capital gains and defer as long as possible the realization of long-term capital gains; and (iii) realizing losses on specific securities or specific tax lots of securities to offset realized gains. The investment portfolio under First Quadrant's management can be expected to distribute a smaller percentage of its returns each year than other equity mutual funds that are managed without regard to tax considerations.

STRATEGIES OF SUB-ADVISERS TO THE MID CAP MULTI-MANAGER SERIES

      Bennett Lawrence Management, LLC ("BLM")

      BLM employs a mid cap growth investment strategy investing in competitively advantaged companies benefiting from major economic trends. The sub-adviser believes that growth opportunities can be found in companies within market sectors where strong demand trends and a rapid rate of growth are evident relative to other market sectors.

      In seeking competitively advantaged companies that participate in the fastest growing markets, BLM's investment management team thoroughly researches each company in which it invests. Its primary research includes discussions with the management of the company and its competitors, suppliers and customers. At any time, BLM may invest in 25-35 securities concentrated in those sectors, which BLM believes to be the fastest growing economic sectors. By not having exposure to all sectors or industries within the economy, BLM expects its portfolio managed on behalf of the Series to be more volatile than broad market indexes. Ongoing discussions with company management and other industry sources as well as limits on individual position weightings are important factors in risk control.

      Eubel Brady and Suttman Asset Management, Inc. ("EBS")

      EBS follows a domestic value strategy to investing. In implementing its investment strategy, EBS attempts to identify great businesses, which are operated by excellent management teams. EBS' strategy is a fundamental approach that attempts to choose companies traditionally classified as "value" while not excluding growing companies if their price is attractive relative to other fundamental measures. The companies in which EBS invests will typically have relatively low price-to-earnings, price-to-book, and price-to-cash flow ratios.

      EBS begins its stock selection process with a universe of more than 1,000 domestic companies, and initially screens these companies based on traditional measures of valuation such as price-to-earnings, price-to-book, and price-to-cash flow ratios. In the initial phases of its stock selection process, EBS also analyzes published annual and quarterly reports, 10K's, and other public information. More in-depth analysis follows EBS's initial screening with the use of data services, such as Compustat PC Plus. Based on this analysis, EBS identifies companies which it believes have good value and then classifies such companies as either a pricing anomaly or a core holding. Core holdings are higher quality businesses with long-term growth prospects. At times, both core and anomaly holdings are held. Once a company has been identified for potential investment by EBS's research team, that company is presented to EBS's Investment Policy Committee, which makes the final decision to purchase. EBS will generally sell a company it holds if it is determined that the company has become overvalued, market conditions have changed or company fundamentals have deteriorated.

      Equity Investment Corporation ("EIC")

      EIC invests in well-managed, structurally sound companies selling at a discount to their "true" value, while avoiding those that look inexpensive relative to their historical records but which are actually in long-term structural decline (best thought of as "value traps").

      Starting with approximately 2,000 stocks having market caps above $500 million, EIC looks for companies with a return on equity above 9% and a growth rate above 7%. (The market cap, ROE and growth rate figures are guidelines rather than hard and fast minimums.) Additional ideas are sometimes uncovered through traditional news sources, non-opinionated research, and simply being aware of companies that have seen recent and significant price declines.

      Once a potential candidate is identified, the first step in the process is to determine whether the company is selling at a discount to its "true" value, based upon proprietary, in-house valuation models. EIC values businesses such that if it bought and operated the entire business, it would earn the inflation rate plus a premium on its initial capital investment and all capital reinvested to grow the business over a given time horizon. Two key inputs to the models are return on equity and growth.

      Once it has been determined that a company is selling at a meaningful discount to its true business value, graphical financial statement analysis is used to examine four general areas of potential risk: financial, operational, management, and business. The objective of this exercise is to focus on well-managed, structurally sound companies and to eliminate potential value traps.

      After the graphical financial statement analysis, in-depth fundamental research is performed, which includes reading the annual reports and footnotes as well as the management discussion and analysis section of 10-Ks and 10-Qs, to gain further insight into accounting policies, unusual transactions, attempts to manage earnings, and any other evidence that reality is different than what the financial statements reveal.

If a company passes all levels of analysis, then it may be added to portfolios.

Stocks are sold if any of the following conditions are met:

         -     The security reaches EIC's measure of full value.

         -     The position increases to more than 6% of the portfolio.

         - The firm shows balance sheet stress, indicating potential earnings management, weak financial controls or possible earnings shortfalls.

         - A major change occurs rendering historical data invalid for determining the true value of business ownership.

         - The firm's quality or financial strength falls below acceptable levels.

STRATEGIES OF SUB-ADVISERS TO THE SMALL CAP MULTI-MANAGER SERIES

      Batterymarch Financial Management, Inc. ("BFM")

      BFM employs a bottom-up quantitative approach to manage small cap growth equity assets. The BFM investment process replicates the investment disciplines of the experienced fundamental investor coupled with the advantages of systematic quantitative techniques. This approach allows BFM to process current information on a substantially large number of companies than can reasonably followed by a fundamental investor, in effect using quantitative tools and techniques as a proxy for a team of analysts. BFM believes this approach which combines strong stock selection, effective risk control and efficient trading strategies provides BFM with a strong competitive edge.

      Investment Decision-Making Process. BFM's proprietary stock selection model ranks the attractiveness of 3,000 liquid stocks in its investable universe on a daily basis across six major dimensions. These are: cash flow, earnings growth, expectations, value, technical and corporate signals. Within each dimension a range of traditional factors (examples include P/B; EPS; ERY; DDM etc) are used to rank all 3,000 stocks within each dimension on a daily basis. Stocks are ranked on a sector neutral basis, and only those factors which have been proven to be predictive of excess return on both a long and a shorter-term basis are utilized. Factors are reviewed on a monthly basis. The output is a list of stocks ranked within 20 sectors Stocks ranked 1-10 are considered as "buys", stocks ranked 11-50 are "holds" and stocks ranked 51-100 are "sells". In addition a proprietary style model ranks each stock as either a "growth", "value" or "core" stock.

      Portfolio Construction. Stock selection is the most important component of the investment process, followed by portfolio construction and trading. Multiple risk control disciplines are employed at each step in the process. A proprietary sector model ranks the relative attractiveness of twenty economic sectors. The four most attractive sectors are targeted as over weights versus the benchmark; the four most unattractive are targeted as under weights versus the benchmark; and the remaining twelve are targeted as neutral weights.

      BFM's proprietary trading strategy is designed to minimize total transaction costs inclusive of commissions, opportunity cost and market impact. Portfolio managers review every trade prior to execution and have the authority modify a buy/sell decision should market conditions so warrant. Except as noted portfolio managers do not override the trade list. Portfolios are monitored by portfolio managers through daily, weekly and monthly diagnostics as well as by the firm's compliance officers. In addition portfolios are reviewed by the firm's Investment Review Committee (consisting of all of the firm's investment professionals) on a quarterly basis.

      Systematic Financial Management L.P. ("SFM")

      SFM's small cap value approach utilizes proprietary value-oriented methodologies to identify small capitalization companies that are trading at a discount to their intrinsic value and average market valuations. SFM believes that the true value of a company is the present value of its cash on hand and its expected future cash inflows. As a result, SFM's small cap value approach seeks to identify undervalued small capitalization companies by thoroughly analyzing the cash flow characteristics of potential investments.

      The Series invests primarily in common stocks of U.S. companies with small capitalizations (less than $2 billion at time of purchase). RSMC has engaged SFM, as sub-adviser to manage the Portfolio on a day-to-day basis. In choosing investments for the Series, SFM invests in companies that are generating cash flows, have low levels of debt and which it believes are undervalued relative to a company's ability to generate cash flows.

      SFM makes investments in these companies based on its fundamental research and analysis of various characteristics, including financial statements, sales and expense trends, earnings estimates, market position of the company and industry outlook. Systematic also looks for "catalysts" which could positively or negatively affect prices of current and potential Series companies.

ADDITIONAL RISK INFORMATION

      The following is a list of certain risks that may apply to your investment in a Fund. Further information about investment risks is available in our SAI:

- ALLOCATION RISK: A Strategic Allocation Fund's investment performance depends, in part, upon how its assets are allocated and reallocated between or among two or more Series. A principal risk of investing in a Fund is that the investment adviser will make less than optimal or poor asset allocation decisions and/or that the investment adviser will make less than optimal decisions in selecting the Series in which a Fund invests. The investment adviser attempts to identify asset classes and sub-classes represented by a Series that will provide consistent performance for the Fund, but there is no guarantee that the investment adviser's allocation techniques will produce the desired results. It is possible that the investment adviser will focus on Series that perform poorly or underperform other available Series under various market conditions.

- UNDERLYING SERIES RISKS. Because each Fund invests all of its assets in one or more Series, the risks associated with investing in a Fund are closely related to the risks associated with the securities and other investments held by the Series in which a Fund invests. The ability of a Fund to achieve its investment objective will depend upon the ability of the Series in which it invests to achieve its investment objective. There can be no assurance that the investment objective of any Series will be achieved. A Fund's net asset value will fluctuate in response to changes in the net asset values of the Series in which it invests.

      With respect to the Strategic Funds, the extent to which the investment performance and risks associated with a Fund correlate to those of a particular Series will depend upon the extent to which a Fund's assets are invested in a Series. To the extent a Fund invests a significant portion of its assets in a Series, it will be particularly sensitive to the risks associated with that Series.

      The following principal risks are associated with investments in a Series and, indirectly, with your investment in a Fund. Each Series may be subject to additional principal risks other than those described below because the types of investments made by a Series can change over time. The summary is not intended to be exhaustive. For additional technical and legal descriptions of these risks and the securities and investment techniques used by a Series, please refer to our SAI.

- ALLOCATION RISK: The risk that the investment adviser will make less than optimal or poor asset allocation decisions to the sub-advisers of a Series. To the extent that the investment adviser allocates more assets to one sub-adviser, the performance of that sub-adviser will have a greater effect on the Series' performance.

- DERIVATIVES RISK: Some Series' investments may be referred to as "derivatives" because their value depends on, or is derived from, the value of an underlying asset, reference rate or index. These investments include options, futures contracts and similar investments that may be used in hedging and related income strategies. The market value of derivative instruments and securities is sometimes more volatile than that of other investments, and each type of derivative may pose its own special risks. As a fundamental policy, no more than 15% of a Series' total assets may be committed or exposed to derivative strategies.

- GROWTH INVESTING RISK: The risk that an investment in a growth-oriented portfolio, which invests in growth-oriented companies, will be more volatile than the rest of the U.S. market as a whole.

- IPO RISK: A Series may acquire common and preferred stock of issuers in an initial public offering (IPO). Securities issued through an IPO can experience an immediate drop in value if the demand for the securities does not continue to support the offering price. Information about the issuers of IPO securities is also difficult to acquire since they are new to the market and may not have lengthy operating histories. Series may engage in short-term trading in connection with its IPO investments, which could produce higher trading costs and adverse tax consequences. The number of securities issued in an IPO is limited, so it is likely that IPO securities will represent a small component of the Series' portfolio as the Series' assets increase (and thus have a more limited effect on performance).

- LIQUIDITY RISK: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

- MARKET RISK: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

- MULTI-MANAGER RISK: The investment styles employed by sub-advisers may not be complementary. The interplay of the various strategies employed by the sub-advisers may result in a Fund indirectly holding a concentration in certain types of securities, industries or sectors. This concentration may be detrimental to a Fund's performance depending upon the performance of those securities and the overall economic environment. The multi-manager approach could result in a high level of portfolio turnover, resulting in higher brokerage expenses and increased tax liability from a Fund's realization of capital gains.

- OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

- SMALL/MID CAP RISK: Small cap and mid cap companies may be more vulnerable than large cap companies to adverse business or economic developments. Small and mid cap companies may also have limited product lines, markets or financial resources, may be dependent on relatively small or inexperienced management groups and may operate in industries characterized by rapid technological obsolescence. Securities of such companies may be less liquid and more volatile than securities of large cap companies and therefore may involve greater risk.

- VALUATION RISK: The risk that a Series has valued certain of its securities at a higher price than it can sell them.

- VALUE INVESTING RISK: The risk that the investment in companies whose securities are believed to be undervalued, relative to their underlying profitability, do not appreciate in value as anticipated.

                             MANAGEMENT OF THE FUND

      The Board of Trustees of WT Mutual Fund (the "WT Fund") has oversight responsibility the management, activities and affairs of the WT Fund and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the WT Fund and its shareholders.

INVESTMENT ADVISER

      Rodney Square Management Corporation, 1100 North Market Street, Wilmington, Delaware 19890, serves as investment adviser to the Strategic Funds, the Multi-Manager Series, and the Quantitative Series. RSMC is a wholly owned subsidiary of Wilmington Trust Corporation, which is a publicly held financial services holding company. As the Strategic Funds', the Quantitative Series', and the Multi-Manager Series' investment adviser, RSMC has overall responsibility for directing their investments. For each Series, RSMC allocates the Series' assets among sub-advisers and oversees the sub-advisers' investment activities. As of September 30, 2004, RSMC had $____ billion assets under management.

      The Strategic Funds do not pay an advisory fee to RSMC. The Strategic Funds indirectly pay their proportionate share of the advisory and sub-advisory fees paid by the Series. For the fiscal year ended June 30, 2004, the Series paid, in the aggregate, the following advisory and sub-advisory fees (after waivers), as a percentage of each Series' average daily net assets:

Large Cap Quantitative Series                            0.52%
Mid Cap Quantitative Series                              0.51%
Small Cap Quantitative Series                            0.43%
Large Cap Multi-Manager Series                           0.74%
Mid Cap Multi-Manager Series                             0.76%
Small Cap Multi-Manager Series                           0.90%

      Subject to its obligation to seek best execution, the investment adviser may direct the sub-advisers to place trades through designated brokers, which may include brokers affiliated with the investment adviser or a sub-adviser. Such directed brokerage transactions, placed with an affiliated broker-dealer, will be completed in accordance with the applicable regulatory requirements and the procedures adopted by the Board of Trustees.

PORTFOLIO MANAGEMENT

      The day-to-day management of the Strategic Funds, the Multi-Manager Series, and the Quantitative Series is the responsibility of the Investment Strategy Team of RSMC and its affiliates. The Investment Strategy Team meets regularly to make investment decisions.

SUB-ADVISER - QUANTITATIVE SERIES

      Parametric Portfolio Associates, Inc. PPA, the sub-adviser to each of the Quantitative Series, is a registered investment adviser located at 1151 Fairview Avenue North, Seattle, Washington 98109. PPA is controlled by Eaton Vance Corp., which owns 80% of PPA's stock equity. Since 1987, PPA has provided advisory services to mutual funds and other institutional accounts, including corporations, union and pension accounts, foundations, trusts, and individuals. As of September 30, 2004, PPA had assets under management of approximately $___ billion.

      Thomas Seto is Vice President and Director of Portfolio Management of PPA. He is responsible for all portfolio management at PPA. Prior to joining PPA in 1998, Mr. Seto served as the Head of U.S. Equity Index Investments at Barclays Global Investors.

SUB-ADVISERS - LARGE CAP MULTI-MANAGER SERIES

      Armstrong Shaw Associates Inc. ASA is a registered investment adviser founded in 1984, and located at 45 Grove Street, New Canaan, Connecticut. As of September 30, 2004, ASA had assets under management of approximately $_____ billion. Jeffrey Shaw is the lead portfolio manager for the portion of the Series managed by ASA. He has been the Chairman and President of ASA since 1999 and 1989, respectively, and is a co-founder of the firm.

      Montag & Caldwell, Inc. M&C is a registered investment adviser founded in 1945, and located at 3455 Peachtree Road NE Suite 1200, Atlanta, Georgia 30326. M&C is a wholly - owned subsidiary of ABN AMRO Asset Management Holdings, Inc. As of September 30, 2004, M&C had assets under management of approximately $_____ billion. An investment management team makes the investment decisions with respect to the portion of assets of the Large Cap Multi-Manager Series allocated to M&C.

      Ronald E. Canakaris, CIC, CFA, leads the investment management team that sub-advises a portion of the assets of the Large Cap Multi-Manager Series. Mr. Canakaris is President, Chief Executive Officer and Chief Investment Officer of M&C. He has been with the firm since 1972 and is responsible for developing the firm's investment process. He has a B.S. and B.A. from the University of Florida.

      First Quadrant, L.P. First Quadrant is a registered investment adviser founded in 1988, and located at 800 East Colorado Boulevard, Suite 900, Pasadena, California 91101. Affiliated Managers Group, Inc., located at 600 Hale Street, Prides Crossing, MA 01965, indirectly owns a majority interest in First Quadrant. First Quadrant offers advice, investment management and related services to institutional and individual clients using various investment strategies including taxable and tax-exempt equity management, global tactical asset allocation, market neutral approaches and currency overlay. As of September 30, 2004, First Quadrant had assets and overlays under management of approximately $_____ billion. With respect to the portion of the Large Cap Multi-Manager Series' assets allocated to First Quadrant, Christopher G. Luck and R. Max Darnell are the lead portfolio managers.

      Mr. Luck is a Partner of First Quadrant and a Director of Equity Portfolio Management, positions he has held since March 1996, and previously was the Director of Equity Management of First Quandrant's predecessor, First Quadrant Corporation, since September 1995. Mr. Darnell is a Partner and the Chief Investment Officer of, and a portfolio manager for, First Quadrant and has been with the firm since 1991.

SUB-ADVISERS - MID CAP MULTI-MANAGER SERIES

      Bennett Lawrence Management, LLC. BLM is a registered investment adviser founded in 1995, and located at 757 Third Avenue, New York, New York 10017. BLM provides advisory services to mutual funds, separately managed accounts, domestic and offshore funds and other pooled investments vehicles. As of September 30, 2004, BLM had assets under management of approximately $_____ million.

      Mr. Van Schreiber has been the Managing Member and Chief Portfolio Manager of BLM since 1995. Previously, Mr. Schreiber was a Managing Director and Senior Growth Portfolio Manager with Deutsche Morgan Grenfell/C.J. Lawrence Inc. ("CJL"). He joined CJL in 1965 as a research analyst, became the Department Head of Institutional Marketing in 1968, and a Partner of the firm in 1969. Since 1976, Mr. Schreiber served as an Executive Vice President of the CJL, and a member of the Board of Directors until its acquisition by Morgan Grenfell. Mr. Schreiber received his M.B.A. in Finance from New York University and his undergraduate degree from Williams College.

      Eubel Brady and Suttman Asset Management, Inc. EBS is a registered investment adviser founded in 1993, and located at 7777 Washington Village Dr., Dayton, Ohio 45459. EBS provides advisory services to individual and institutional investors through separate accounts. As of September 30, 2004, EBS had assets under management of approximately $______ billion.

      Robert J. Suttman, II, CFA, is the President and a principal of EBS. He is also a Senior Institutional Portfolio Manager and a member of the Investment Policy Committee.

      Equity Investment Corporation. EIC is a registered investment adviser founded in 1986, and located at 3007 Piedmont Road, Atlanta, Georgia 30305. The firm has manages equity portfolios for institutions and individuals. As of September 30, 2004, EIC had assets under management of approximately $____ million.

      James F. Barksdale is President of EIC and is the portfolio manager for EIC's mid cap portfolios/accounts. Mr. Barksdale received a B.S. degree from the College of William and Mary and a Masters of Business Administration from the Wharton School of Finance, University of Pennsylvania. He began his career in the finance department of IC Industries where he was involved with investments, acquisitions, and planning. After overseas assignments, he returned to New York City to take a position at Merrill, Lynch, Pierce, Fenner & Smith in asset allocation. He then served as a portfolio manager for Management Asset Corporation, an institutional Graham-Dodd investment firm in Connecticut before returning to Atlanta in 1986 to form Equity Investment Corporation.

SUB-ADVISERS - SMALL CAP MULTI-MANAGER SERIES

      Batterymarch Financial Management, Inc. BFM is a registered investment adviser founded in 1969, and located at 200 Clarendon Street, Boston, Massachusetts, 02116. BFM provides asset management services to individuals, mutual funds, pension plans, trusts and corporations. As of September 30, 2004, BFM had assets under management of approximately $_______ billion.

      William L. Elcock is Chief Executive Officer and Senior Portfolio Manager of BFM. He manages the firm's business operations, with overall responsibility for all major investment management decisions. He joined Batterymarch in 1984, serving as an assistant portfolio manager and then a research analyst before becoming a portfolio manager. In 2001, Mr. Elcock assumed additional senior management responsibilities as Deputy Chief Executive Officer. He was named Chief Executive Officer in 2002.

      Systematic Financial Management, L.P. SFM is a registered investment adviser founded in 1982, and located at 300 Frank W. Burr Boulevard, 7th Floor, Glenpointe East, Teaneck, New Jersey, 07666. SFM is jointly owned by Affiliated Managers Group, a holding company, and employees of the firm. SFM provides asset management services to corporations, foundations, endowments, high net worth individuals and insurance companies. As of September 30, 2004, SFM had assets under management of approximately $___ billion.

      Ken Burgess, CFA is a Partner of SFM and serves as lead portfolio manager. He began his investment career with SFM in 1993.

STRATEGIC FUNDS' UNDERLYING SERIES EXPENSES

      The Strategic Funds do not pay any sales load, Rule 12b-1 distribution fee or shareholder service fee in connection with their investments in shares of the Quantitative and Multi-Manager Series. However, the Strategic Funds indirectly pay their pro rata share of the expenses incurred by the Series in which a Fund invests, after any fee waivers or expense reimbursements. These expenses are set forth in the table below.

                                                        LARGE
                                                         CAP                       MID CAP                    SMALL CAP
                                       LARGE CAP        MULTI-        MID CAP       MULTI-      SMALL CAP       MULTI-
                                      QUANTITATIVE      MANAGER    QUANTITATIVE    MANAGER    QUANTITATIVE     MANAGER
Management fees                          0.84%(1)       0.87%(2)      0.65%(1)     0.90%(3)     0.64%(1)       1.12%(4)
Other expenses                           0.41%          0.30%         0.71%        0.35%        0.62%          0.44%
TOTAL ANNUAL OPERATING EXPENSES(5)       1.05%          1.17%         1.36%        1.25%        1.26%          1.56%
Fees Waived and Expenses Reimbursed     (0.12)%        (0.13)%       (0.14)%      (0.13)%      (0.22)%        (0.21)%
NET ANNUAL OPERATING EXPENSES(5)         0.93%          1.04%         1.22%        1.12%        1.04%          1.35%

(1) The management fee reflects an advisory fee of 0.40% of annual average net assets payable to RSMC and a sub-advisory fee of 0.25% of annual average net assets payable to PPA.

(2) The management fee reflects an advisory fee of 0.40% of annual average net assets payable to RSMC and sub-advisory fees of 0.50%, 0.65% and 0.50%, of annual average net assets payable to ASA, M&C and First Quadrant, respectively.

(3) The management fee reflects an advisory fee of 0.40% of annual average net assets payable to RSMC and sub-advisory fees of 0.55%, 0.50% and 0.50%, of annual average net assets payable to BLM, EBS and EIC, respectively.

(4) The management fee reflects an advisory fee of 0.40% of annual average net assets payable to RSMC and sub-advisory fees of 0.70% and 0.80%, of annual average net assets payable to BFM and SFM, respectively.

(5) RSMC has contractually agreed to waive a portion of certain Series' advisory fee or reimburse expenses to the extent that (i) the combined total annual operating expenses of the Large Cap Quantitative Series and Large Cap Multi-Manager Series would otherwise exceed 1.00% flowing through to the Wilmington Large Cap Strategic Allocation Fund, (ii) the combined total annual operating expenses of the Mid Cap Quantitative Series and Mid Cap Multi-Manager Series would otherwise exceed 1.15% flowing through to the Wilmington Mid Cap Strategic Allocation Fund, and (iii) the combined total annual operating expenses of the Small Cap Quantitative Series and Small Cap Multi-Manager Series would otherwise exceed 1.25% flowing through to the Wilmington Small Cap Strategic Allocation Fund. The amounts shown for waivers and/or reimbursements are based on a proportional allocation to each Underlying Series. RSMC, however, with the approval of the Board of Trustees, may use some other method for allocating the expense reduction to the Series so long as a Fund and RSMC are the only investors in a Quantitative or Multi-Manager Series and the combined total annual operating expenses of the Large Cap Quantitative Series and the Large Cap Multi-Manager Series, of the Mid Cap Quantitative Series and the Mid Cap Multi-Manager Series, and of the Small Cap Quantitative Series and the Small Cap Multi-Manager Series, in proportion to their assets do not exceed 1.00%, 1.15% and 1.25%, respectively. This expense reduction agreement will remain in place until July 1, 2006 unless the Board of Trustees approves its earlier termination.

                               SERVICE PROVIDERS

      The chart below provides information on the primary service providers.

Asset                                                                           Shareholder
Management                                                                      Services

           INVESTMENT ADVISER                                                                 TRANSFER AGENT
     Rodney Square Management Corp.                                                             PFPC Inc.
        1100 North Market Street                                                              760 Moore Road
          Wilmington, DE 19890                                                           King of Prussia, PA 19406

Manages the investment activities of the
         Funds and each Series.                                                    Handles certain shareholder services,
                                                                                       including record keeping and
                                                                                          statements, payment of
                                                                                     distributions and processing of
                                                                                          buy and sell requests.

                                                     WT MUTUAL FUND

                                             WILMINGTON LARGE CAP STRATEGIC
                                                    ALLOCATION FUND
                                             WILMINGTON MID CAP STRATEGIC
                                                    ALLOCATION FUND
                                             WILMINGTON SMALL CAP STRATEGIC
                                                    ALLOCATION FUND

Fund                                                                            Asset
Operations                                                                      Safe Keeping

           ADMINISTRATOR                                                                          CUSTODIAN

  Rodney Square Management Corp.                                                           Wilmington Trust Company
     1100 North Market Street                                                              1100 North Market Street
       Wilmington, DE 19890                                                                  Wilmington, DE 19890

       SUB-ADMINISTRATOR AND                                                                  PPFC Trust Company
         ACCOUNTING AGENT                                                                   Please insert address

            PFPC Inc.
       301 Bellevue Parkway
       Wilmington, DE 19809

Provides facilities, equipment and                                                  Holds each Fund's and Series' assets,
      personnel to carry out                                                            settles all  portfolio trades
administrative services related to                                                         and collects most of the
   each Fund and calculates each                                                         valuation data required for
   Fund's NAV and distributions.                                                           calculating each Fund's
                                                                                                NAV per share.

                                             Distribution

                                                           DISTRIBUTOR
                                               Professional Funds Distributor, LLC.
                                                          760 Moore Road
                                                    King of Prussia, PA 19406
                                                  Distributes the Funds' shares.

                             SHAREHOLDER INFORMATION

PRICING OF SHARES

      The Series value their assets based on current market values when such values are available. These prices normally are supplied by a pricing service. Any assets held by a Series that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that PFPC, Inc. determines the daily net asset value per share. To determine the value of those securities, PFPC may use a pricing service that takes into account not only developments related to specific securities, but also transactions in comparable securities. Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees.

      PFPC determines the net asset value ("NAV") per share of each Fund as of the close of regular trading on the New York Stock Exchange (the "Exchange") (currently 4:00 p.m. Eastern time), on each business day (i.e., a day that the Exchange and the transfer agent are open for business). The NAV is calculated by adding the value of all securities and other assets in a Fund, deducting its liabilities and dividing the balance by the number of outstanding shares in that Fund. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent and, under no circumstances will any order be accepted for purchase, redemption or exchange after the NAV calculation.

PURCHASE OF SHARES

      Shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment in Service Shares is $1,000. Additional investments in a Fund may be made in any amount. You may purchase shares as specified below.

      You may also purchase shares if you are a client of Wilmington Trust through your trust or corporate cash management accounts. If you are a client of an institution (such as a bank or broker-dealer) that has entered into a servicing agreement with the WT Funds' distributor ("Service Organization"), you may also purchase shares through such Service Organization. You should also be aware that you may be charged a fee by Wilmington Trust or the Service Organization in connection with your investment. If you wish to purchase shares through your account at Wilmington Trust or a Service Organization, you should contact that entity directly for information and instructions on purchasing shares.

      BY MAIL: You may purchase shares by sending a check drawn on a U.S. bank payable to Wilmington Funds, indicating the name and class of the Fund, along with a completed application (included at the end of this prospectus). If a subsequent investment is being made, the check should also indicate your account number. When you make purchases by check, a Fund may withhold payment on redemptions until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

            Regular mail:                                      Overnight mail:
-------------------------------------               -------------------------------------
Wilmington Strategic Allocation Funds               Wilmington Strategic Allocation Funds
c/o PFPC Inc.                                       c/o PFPC Inc.
P.O.  Box 9828                                      760 Moore Road
Providence, RI 02940                                King of Prussia, PA 19406

      BY WIRE: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) 336-9970 for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.

      ADDITIONAL INFORMATION REGARDING PURCHASES: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any business day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following business day.

      Any purchase order may be rejected if a Fund determines that accepting the order would not be in its or its shareholders best interest.

      It is the responsibility of Wilmington Trust or the Service Organization to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

      For information on other ways to purchase shares, including through an individual retirement account (IRA), an Automatic Investment Plan or a Payroll Investment Plan, please refer to our SAI.

REDEMPTION OF SHARES

      You may sell your shares on any business day. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. If held for more than 60 days, there is no fee when shares are redeemed. If shares are redeemed within 60 days of purchase, a redemption fee of 1.00% of the redemption amount may be charged. (See "Redemption Fee" below.) It is the responsibility of Wilmington Trust or the Service Organization to transmit redemption orders and credit their customers' accounts with redemption proceeds on a timely basis. Redemption checks are mailed on the next business day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the transfer agent before 4:00 p.m. Eastern time) or the next business day if received after 4:00 p.m. Eastern time or on a non-business day, but never later than 7 days following such receipt. If you purchased your shares through an account at Wilmington Trust or a Service Organization, you should contact Wilmington Trust or the Service Organization for information relating to redemptions. The Fund's name and your account number should accompany any redemption requests.

      REDEMPTION FEES: A redemption fee of 1.00% of the total redemption amount (calculated at market value) will be imposed if you sell your shares within 60 days of your purchase of such shares. This fee will apply to redemptions processed for the purpose of receiving redemption proceeds or processing an exchange between the Wilmington Portfolios (a list of which is shown under the heading "EXCHANGE OF SHARES" below). This fee is paid directly to the respective Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. For purposes of determining whether this fee applies, the shares that you have held the longest will be redeemed or exchanged first. This fee may not apply in certain circumstances, such as redemptions or exchanges processed from Wilmington Trust corporate cash management or trust accounts and certain omnibus accounts (including 401(k) plans), and in the event of shareholder death or disability. See

"EXCHANGE OF SHARES" for additional information regarding the exchange of shares of a Wilmington Portfolio.

      MARKET TIMING: The Funds are not designed to accommodate market timing or repetitive trading. "Market timing" is defined as effecting frequent trades into or out of a fund in an effort to anticipate or time price movements. A Fund may restrict or refuse purchase or exchange orders by market timers or by those persons the Fund or the Distributor believe are engaging in similar trading activity. Market timing can adversely impact the ability of an investment adviser to invest assets in an orderly, long-term manner, which in turn may adversely impact the expenses and the performance of a Fund. There is no guaranty that the Funds or their agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence.

      BY MAIL: If you redeem your shares by mail, you should submit written instructions with a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. Your written instructions must include the Fund name, your account number, your printed name and your signature and should be mailed with your signature guarantee to:

            Regular mail:                                         Overnight mail:
-------------------------------------                  -------------------------------------
Wilmington Strategic Allocation Funds                  Wilmington Strategic Allocation Funds
c/o PFPC Inc.                                          c/o PFPC Inc.
P.O.  Box 9828                                         760 Moore Road
Providence, RI 02940                                   King of Prussia, PA 19406

      BY TELEPHONE: If you prefer to redeem your shares by telephone you may elect to do so, however there are risks. The Funds have safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine in order to mitigate the risk of fraudulent acts. If such safeguards and procedures are followed, you will bear the risk of any losses.

      ADDITIONAL INFORMATION REGARDING REDEMPTIONS: Redemption proceeds may be wired to your pre-designated bank account in any commercial bank in the United States if the amount exceeds $1,000. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a signature guarantee. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds shares.

      If shares to be redeemed represent a recent investment made by check, the Funds reserve the right to withhold the redemption proceeds until they believe that the check has been collected (which could take up to 10 days).

      SMALL ACCOUNTS: If the value of your investment in a Fund falls below $500, you may be asked to increase your balance. If the account value is still below $500 after 60 days, your account may be closed and your proceeds sent to you. Your account will not be closed if it falls below $500 solely as a result of a reduction in your account's market value.

      For additional information on other ways to redeem shares, please refer to our SAI.

EXCHANGE OF SHARES

      You may exchange all or a portion of your shares in a Fund for Service Shares of the following funds ("Wilmington Portfolios"):

      Wilmington Large Cap Strategic Allocation Fund
      Wilmington Mid Cap Strategic Allocation Fund
      Wilmington Small Cap Strategic Allocation Fund
      Wilmington Prime Money Market Portfolio
      Wilmington U.S. Government Portfolio
      Wilmington Tax-Exempt Portfolio

      Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. See "Taxes" for a discussion of the tax effect on an exchange of shares.

      Exchange transactions will be subject to the minimum initial investment and other requirements of the Wilmington Portfolio into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder's account of less than $500.

      FEES ON EXCHANGES: If held for more than 60 days, there is no fee when shares are redeemed to process an exchange for your account. If shares are redeemed within 60 days of purchase, a fee of 1.00% of the redemption amount necessary for the exchange may be charged. See "REDEMPTION OF SHARES" for additional information regarding redemptions and this fee.

      To obtain prospectuses of the other Wilmington Portfolios, call (800) 336-9970. To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in a trust account with Wilmington Trust or in an account with a Service Organization, contact Wilmington Trust or the Service Organization. The Wilmington Portfolios may terminate or modify the exchange offer described here and will give you 60 days' notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of the shares to be acquired through such exchange may be legally made.

DISTRIBUTIONS

      Distributions from the net investment income, if any, of a Fund are declared and paid quarterly to you. Any net capital gain realized by a Fund will be distributed annually.

      Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

      As long as a Fund meets the requirements for being a "regulated investment company," it pays no Federal income tax on the earnings and gains it distributes to shareholders. While a Fund may invest in securities that earn interest exempt from Federal income tax, the Funds invest primarily in taxable securities. Distributions of net investment income and net short-term capital gains, if any, whether received in cash or reinvested in additional shares, are generally taxable to you as ordinary income. You will be notified following the end of the calendar year of the amount of dividends and other distributions paid that year.

      Distributions of a net capital gain, if any, whether received in cash or reinvested in additional shares, are taxable to you as long-term capital gain regardless of the length of time you have held your shares. You should be aware that if shares are purchased shortly before the record date for any dividend or net capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution.

      It is a taxable event for you if you sell or exchange shares of any Fund. Depending on the purchase price and the sale price of the shares you exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

      STATE AND LOCAL INCOME TAXES: You should consult your tax adviser concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

      This section is only a summary of some important income tax considerations that may affect your investment in a Fund. More information regarding those considerations appears in our SAI. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

                            DISTRIBUTION ARRANGEMENTS

      PFPC Distributors, Inc. manages the Funds' distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreement with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. The Funds do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

SHAREHOLDER SERVICE FEES

The Board of Trustees has adopted a shareholder service plan authorizing each Fund to pay shareholder service providers an annual fee not exceeding 0.25% of the Fund's average daily net assets of its Service Shares, to compensate shareholder service providers who maintain a service relationship with shareholders of the Fund's Service Shares. Service activities provided by service providers under this plan include (a) establishing and maintaining shareholders accounts and records, (b) answering shareholders inquiries, (c) assisting in share purchases and redemptions, (d) providing statements and reports to shareholders, and (e) providing other services requested by shareholders of Service Shares.

MASTER/FEEDER STRUCTURE

      Other institutional investors, including other mutual funds, may invest in the Series. This structure enables various institutional investors, including the Funds, to pool their assets, which may be expected to result in economies of scale by spreading certain fixed costs over a larger asset base and providing purchasing power. Each shareholder of a Series, including the Funds, will pay its proportionate share of the Series' expenses.

      For reasons relating to costs or a change in investment goal, among others, a Fund could switch to another master fund or decide to manage its assets itself. No Fund is currently contemplating such a move.

SHARE CLASSES

      The Funds issue Institutional, Investor and Service Shares. Each class of shares bears a pro rata portion of a fund's common expenses in addition to expenses directly attributable to that class. Service Shares are offered to investors who use a financial intermediary to process transactions and are subject to a shareholder service fee. Institutional Shares are offered to retirement plans and other institutional investors. Investor Shares pay a Rule 12b-1 distribution fee. Any investor may purchase Investor Shares.

                                    GLOSSARY

"CAP" OR MARKET CAPITALIZATION:

Cap or the market capitalization of a company means the stock market value of all outstanding shares of the company's common stock.

FUNDAMENTAL POLICY:

An investment policy that may not be changed or deviated from without shareholder approval.

FUND EXPENSES:

Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder distribution, administration and custody services.

GROWTH STOCKS:

Growth stocks are the common stocks of growth-oriented companies, which are companies with growth earnings and share price with little regard for dividend earnings. Generally, companies with high relative rates of growth tend to reinvest more of their profits into the company and pay out less to shareholders in the form of dividends. As a result, investors in funds that invest in growth-oriented companies tend to receive most of their return in the form of capital appreciation.

INDEX:

An index is a broad measure of the market performance of a specific group of securities in a particular market, or securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

INTERNATIONAL FUNDS:

International funds invest in securities traded in markets of at least three different countries outside of the United States. An investor in an international fund can avoid the hassles of investing directly in foreign securities and let that fund's investment adviser handle the foreign laws, trading practices, customs and time zones of the foreign countries.

INVESTMENT ADVISER:

The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the fund's investment program. The Board of Trustees supervises the investment adviser and establishes policies that the investment adviser must follow in its management activities.

NET ASSET VALUE OR "NAV":

NAV =   Assets - Liabilities
        --------------------
        Outstanding Shares

NET INVESTMENT INCOME:

Net investment income consists of interest and dividends earned by a fund on its investments less accrued expenses.

REITs:

A REIT (real estate investment trust) is a company that pools investors' funds for investment primarily in income-producing real estate or in real estate related loans (such as mortgages) or other interests.

TOTAL RETURN:

Total return is a measure of the per-share change in the total value of a fund's portfolio, including any distributions paid to you. It is measured from the beginning to the end of a specific time period.

VALUE STOCKS:

Value stocks are the common stocks of companies that are considered by the investment adviser to be undervalued relative to their underlying profitability, or rather their stock price does not reflect the value of the company.

                              FOR MORE INFORMATION

      FOR INVESTORS WHO WANT MORE INFORMATION ON THE FUNDS AND PORTFOLIOS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

      ANNUAL/SEMI-ANNUAL REPORTS: These reports contain performance data and information on portfolio holdings, operating results and a discussion of the market conditions and investment strategies that significantly affect the Funds' performance for the most recently completed fiscal year or half-year.

      STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides additional technical and legal descriptions of the Funds and Portfolios' policies, investment restrictions, risks, and business structure. The information in the SAI is incorporated into this prospectus by this reference.

      Copies of these documents and answers to questions about the Funds and Portfolios may be obtained free of charge by contacting:

      WT Mutual Fund
      c/o PFPC Inc.
      760 Moore Road
      King of Prussia, PA 19406
      (800) 336-9970
      9:00 a.m.  to 5:00 p.m.  Eastern time

      Information about the Funds and Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, DC, 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Funds and Portfolios may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.

      FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL 1-(800)-336-9970.

   The investment company registration number for WT Mutual Fund is 811-08648.

                            CRM LARGE CAP VALUE FUND
                             CRM MID CAP VALUE FUND
                            CRM SMALL CAP VALUE FUND

                              INSTITUTIONAL SHARES

                       PROSPECTUS DATED ___________, 2004

This prospectus gives vital information about the CRM Large Cap Value Fund, the CRM Mid Cap Value Fund and the CRM Small Cap Value Fund of WT Mutual Fund, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

LIKE ALL MUTUAL FUND SHARES, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                TABLE OF CONTENTS

A look at the objectives, strategies,      FUND DESCRIPTIONS
risks, expenses and financial                  Summary..........................       2
history of each Fund.                          Performance Information..........       5
                                               Fees and Expenses................       9
                                               Investment Objectives............      11
                                               Primary Investment Strategies....      11
                                               Additional Risk Information......      15
                                               Financial Highlights.............      17

Details about the service                  MANAGEMENT OF THE FUNDS
providers.                                     Investment Adviser...............      20
                                               Service Providers................      23

Policies and instructions for              SHAREHOLDER INFORMATION
opening, maintaining and                       Pricing of Shares................      24
closing an account in any of                   Purchase of Shares...............      25
the Funds.                                     Redemption of Shares.............      27
                                               Exchange of Shares...............      28
                                               Dividends and Distributions......      29
                                               Taxes............................      29

Details on the Funds' share classes        DISTRIBUTION ARRANGEMENTS
and master/feeder arrangement.                 Master/Feeder Structure..........      31
                                               Share Classes....................      31

                                           FOR MORE INFORMATION.................  BACK COVER

For information about key terms and concepts, please refer to the "Glossary."

FUND DESCRIPTIONS

                            CRM LARGE CAP VALUE FUND
                             CRM MID CAP VALUE FUND
                            CRM SMALL CAP VALUE FUND

                              Institutional Shares

SUMMARY

Investment Objectives                  The LARGE CAP VALUE FUND, MID CAP VALUE
                                       FUND and SMALL CAP VALUE FUND each seek
                                       to achieve long-term capital
                                       appreciation.

Investment Focus                       Equity (or equity related) securities

Share Price Volatility                 High

Principal Investment Strategies        Each Fund is a separate series of WT
                                       Mutual Fund and operates as a "feeder
                                       fund," which means that a Fund does not
                                       buy individual securities directly.
                                       Instead, each Fund invests in a
                                       corresponding mutual fund or "master
                                       fund," which in turn purchases investment
                                       securities. Each Fund invests all of its
                                       assets in a master fund ("Series"), which
                                       is a separate series of WT Investment
                                       Trust I. Each Fund and its corresponding
                                       Series have the same investment
                                       objective, policies and limitations.

                                       -     The LARGE CAP VALUE FUND invests
                                             all of its assets in the Large Cap
                                             Value Series, which under normal
                                             circumstances invests at least 80%
                                             of its assets in a diversified
                                             portfolio of equity or equity
                                             related securities of companies
                                             with market capitalizations at the
                                             time of initial purchase equal to
                                             those in the Russell 1000 Value
                                             Index ("large cap companies") and
                                             are publicly traded on a U.S.
                                             securities market.

                                       -     The MID CAP VALUE FUND invests all
                                             of its assets in the Mid Cap Value
                                             Series, which under normal
                                             circumstances invests at least 80%
                                             of its assets in a diversified
                                             portfolio of equity or equity
                                             related securities of companies
                                             with market capitalizations at the
                                             time of initial purchase equal to
                                             those in the Russell Midcap Value
                                             Index ("mid cap companies") and are
                                             publicly traded on a U.S.
                                             securities market.

                                       -     The SMALL CAP VALUE FUND invests
                                             all of its assets in the Small Cap
                                             Value Series, which under normal
                                             circumstances invests at least 80%
                                             of its assets in a diversified
                                             portfolio of equity or equity
                                             related securities of companies
                                             with market capitalizations at the
                                             time of initial purchase equal to
                                             those in the Russell 2000 Value
                                             Index ("small cap companies") and
                                             are publicly traded on a U.S.
                                             securities market.

Principal Risks                        The Funds are subject to the risks
                                       summarized below and further described
                                       under the heading "ADDITIONAL RISK
                                       INFORMATION" in this prospectus.

                                       -     It is possible to lose money by
                                             investing in a Fund. There is no
                                             guarantee that the stock market or
                                             that the stocks that a Series holds
                                             will increase in value.

                                       -     A Fund's share price will fluctuate
                                             in response to changes in the
                                             market value of a Fund's
                                             investments. Market value changes
                                             result from business developments
                                             affecting an issuer as well as
                                             general market and economic
                                             conditions.

                                       -     A value-oriented investment
                                             approach is subject to the risk
                                             that a security believed to be
                                             undervalued does not appreciate in
                                             value as anticipated.

                                       -     Small and mid cap companies may be
                                             more vulnerable than large cap
                                             companies to adverse business or
                                             economic developments, and their
                                             securities may be less liquid and
                                             more volatile.

                                       -     The performance of a Fund will
                                             depend on whether or not the
                                             investment adviser is successful in
                                             pursuing the Fund's investment
                                             strategy.

                                       -     The Funds are also subject to other
                                             risks which are described under
                                             "ADDITIONAL RISK INFORMATION."

Investor Profile                       Investors who want the value of their
                                       investment to grow and who are willing to
                                       accept more volatility for the
                                       possibility of higher returns.

PERFORMANCE INFORMATION

CRM LARGE CAP VALUE FUND

As of the date of this prospectus, the Institutional Shares of the CRM Large Cap Value Fund have not commenced operations. The bar chart and the performance table below illustrate the risks and volatility of an investment in the Large Cap Value Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for one year and since inception, both before and after taxes, compare with those of the Russell 1000 Value Index, a broad based measure of market performance. The performance shown in the bar chart and performance table are for Investor Shares of the Fund, which are not offered in this prospectus. However, Investor Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Institutional Shares do not have the same expenses. Total return of the Fund would have been lower had certain fees and expenses not been waived and/or reimbursed. Of course, the Fund's past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

           ANNUAL TOTAL RETURNS FOR THE CALENDAR YEARS SINCE INCEPTION

                              [PERFORMANCE GRAPH]

PERFORMANCE YEARS                        RETURNS
1999                                      -5.39%
2000                                      18.28%
2001                                      -5.63%
2002                                     -28.40%
2003                                      25.04%

      CALENDAR YEAR-TO-DATE TOTAL RETURN AS OF SEPTEMBER 30, 2004: _____%

       BEST QUARTER                                      WORST QUARTER
          12.69%                                            (19.16)%
   (December 31, 2001)                                (September 30, 2002)

INVESTOR SHARES

                                                                                                         SINCE INCEPTION
               AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003                  1 YEAR    5 YEARS   (AUGUST 25, 1998)
               ----------------------------------------------------                  ------    -------   -----------------
Before Taxes                                                                         25.04%    (1.12)%         1.63%
After Taxes on Distributions(1)                                                      24.93%    (1.31)%         1.41%
After Taxes on Distributions and Sales of Shares(1)                                  16.27%    (1.07)%         1.26%
RUSSELL 1000 VALUE INDEX (reflects no deduction for fees, expenses or taxes)(2)           %          %             %
                                                                                     -----     ------          ----
S&P 500 INDEX  (reflects no deduction for fees, expenses or taxes)(3)                     %          %             %
                                                                                     -----     ------          ----

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2) The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 8% of the investable equity market.

(3) The S&P 500 Index is the Standard and Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices.

CRM MID CAP VALUE FUND

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Mid Cap Value Fund's Institutional Shares by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for one year and since inception, both before and after taxes, compare with those of the Russell Midcap Value Index, a broad based measure of market performance. Of course, the Fund's past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

           ANNUAL TOTAL RETURNS FOR THE CALENDAR YEAR SINCE INCEPTION

                              [PERFORMANCE GRAPH]

PERFORMANCE YEARS               RETURNS
1999                              4.57%
2000                             55.55%
2001                             19.42%
2002                            -16.67%
2003                             41.92%

      CALENDAR YEAR-TO-DATE TOTAL RETURN AS OF SEPTEMBER 30, 2004: _____%

            BEST QUARTER                              WORST QUARTER
               24.87%                                    (16.68)%
        (December 31, 2001)                       (September 30, 2002)

INSTITUTIONAL SHARES

                                                                                               SINCE INCEPTION
               AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003                  1 YEAR   (JANUARY 6, 1998)
               ----------------------------------------------------                  ------   -----------------
Before Taxes                                                                         41.92%         16.17%
After Taxes on Distributions(1)                                                      41.86%         15.31%
After Taxes on Distributions and Sales of Shares(1)                                  27.24%         13.76%
RUSSELL MIDCAP VALUE INDEX (reflects no deduction for fees, expenses or taxes)(2)         %              %
                                                                                     -----          -----
RUSSELL MIDCAP INDEX (reflects no deduction for fees, expenses or taxes)(3)               %              %
                                                                                     -----          -----

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2) The Russell Midcap Value Index measures the performance of those companies in the Russell Midcap Index with lower price-to-book ratios and lower forecasted growth values.

(3) The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents the performance of the 1,000 largest companies in the U.S. equity market.

CRM SMALL CAP VALUE FUND

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Small Cap Value Fund's Institutional Shares by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for one and five years and since inception, both before and after taxes, compare with those of the Russell 2000 Value Index, a broad based measure of market performance. Of course, the Fund's past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

           ANNUAL TOTAL RETURNS FOR THE CALENDAR YEARS SINCE INCEPTION

                              [PERFORMANCE GRAPH]

PERFORMANCE YEARS               RETURNS
1999                             11.45%
2000                             18.38%
2001                             26.47%
2002                            -17.60%
2003                             48.69%

      CALENDAR YEAR-TO-DATE TOTAL RETURN AS OF SEPTEMBER 30, 2004: _____%

          BEST QUARTER                                  WORST QUARTER
             20.77%                                        (19.28)%
      (December 31, 2001)                            (September 30, 2002)

INSTITUTIONAL SHARES

                                                                                                         SINCE INCEPTION
             AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003                   1 YEAR   5 YEARS   (JANUARY 28, 1998)
             ----------------------------------------------------                   ------   -------   ------------------
Before Taxes                                                                        48.69%    15.38%         10.75%
                                                                                    -----     -----          -----
After Taxes on Distributions(1)                                                     48.69%    14.35%          9.92%
After Taxes on Distributions and Sales of Shares(1)                                 31.65%    12.91%          8.93%
Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)(2)          %         %              %
                                                                                    -----     -----          -----
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)(3)                %         %              %
                                                                                    -----     -----          -----

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2) The Russell 2000 Value Index measures the performance of those companies in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values.

(3) The Russell 2000 Index measures the performance of the 2,000 smallest companies in the U.S. equity market

FEES AND EXPENSES

      The table below shows the fees and expenses that you may pay if you buy and hold Institutional Shares of a Fund. No sales charges or other fees are paid directly from your investment.

INSTITUTIONAL SHARES

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (1)

LARGE CAP VALUE FUND
Management fees                                                 0.55%
Distribution (12b-1) fees                                       None
Other expenses                                                  0.65%
TOTAL ANNUAL OPERATING EXPENSES(2)                              1.15%

MID CAP VALUE FUND
Management fees                                                 0.75%
Distribution (12b-1) fees                                       None
Other expenses                                                  0.26%
TOTAL ANNUAL OPERATING EXPENSES                                 1.01%

SMALL CAP VALUE FUND
Management fees                                                 0.75%
Distribution (12b-1) fees                                       None
Other expenses                                                  0.22%
TOTAL ANNUAL OPERATING EXPENSES                                 0.97%

-------------------------
(1) The table above and the Example below each reflect the aggregate annual operating expenses of each Fund and the corresponding Series in which the Fund invests.

(2) The investment adviser has a contractual obligation to waive a portion of its fees through November 1, 2010 and to assume certain expenses of each Fund to the extent that the total annual operating expenses exceed 1.15% of net assets.

EXAMPLE

This Example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:

-     you reinvested all dividends and other distributions;

-     the average annual return was 5%;

- each Fund's total operating expenses (reflecting applicable contractual fee waivers and expense reimbursement arrangements) are charged and remain the same over the time periods; and

-     you redeemed all of your investment at the end of each time period.

Although your actual costs may be higher or lower based on these assumptions, your costs would be:

                           LARGE CAP    MID CAP    SMALL CAP
INSTITUTIONAL SHARES      VALUE FUND   VALUE FUND  VALUE FUND
                          ----------   ----------  ----------
1 Year                      $  117       $  103      $   99
3 Years                     $  365       $  322      $  309
5 Years                     $  633       $  558      $  536
10 Years                    $1,398       $1,236      $1,190

The above example is for comparison purposes only and is not a representation of a Fund's actual expenses and returns, either past or future of Institutional Shares of a Fund.

INVESTMENT OBJECTIVES

The CRM Large Cap Value Fund, CRM Mid Cap Value Fund and CRM Small Cap Value Fund each seek to achieve long-term capital appreciation. These investment objectives may not be changed without shareholder approval. There is no guarantee that a Fund will achieve its investment objective.

PRIMARY INVESTMENT STRATEGIES

The CRM LARGE CAP VALUE FUND invests its assets in the Large Cap Value Series, which, under normal conditions, invests at least 80% of its assets in a diversified portfolio of the following equity or equity-related securities:

- common and preferred stocks of companies that have a market capitalization, at the time of purchase, equal to those in the Russell 100 Value Index ("large cap company") and are publicly traded on a U.S. securities market;

- options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of large cap companies;

-     options on indices of the common stock of large cap companies; and

- contracts for either the future delivery, or payment in respect of the future market value, of certain indices of the common stock of large cap companies; and

-     options upon such futures contracts.

The market capitalization range of the Russell 1000 Value Index changes constantly; on September 30, 2004, the range was from $___ million to $____ billion.

The CRM MID CAP VALUE FUND invests its assets in the Mid Cap Value Series, which, under normal conditions, invests at least 80% of its total assets in a diversified portfolio of the following equity or equity-related securities:

- common and preferred stocks of companies that have a market capitalization, at the time of purchase, equal to those in the Russell MidCap Value Index ( "mid cap company ") and are publicly traded on a U.S. securities market;

- options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of mid cap companies; and

-     warrants.

The market capitalization range of the Russell Midcap Value Index changes constantly; on September 30, 2004, the range was from $___ to $____.

The CRM SMALL CAP VALUE FUND invests its assets in the Small Cap Value Series, which, under normal conditions, invests at least 80% of its total assets in a diversified portfolio of the following equity or equity-related securities:

- common and preferred stocks of companies that have a market capitalization, at the time of purchase, equal to those in the Russell 2000 Value Index ( "small cap company ");

- options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of small cap companies; and

-     warrants.

The market capitalization range of the Russell 2000 Value Index changes constantly; on September 30, 2004, the range was from $___ to $____.

With respect to all of the Series, the equity securities of non-U.S. issuers, whose market capitalizations fall within the capitalization ranges set forth above or within the ranges of other recognized indices, that are publicly traded on The Nasdaq Stock Market or a U.S. securities exchange, including the New York Stock Exchange and the American Stock Exchange, will be eligible for investment under the Series' primary investment strategies.

Each Series may, without limit, invest in commercial paper and other money market instruments rated in one of the two highest rating categories by a nationally recognized statistical rating organization, in response to adverse market conditions, as a temporary defensive position. The result of this action may be that the Series will be unable to achieve their respective investment objectives.

VALUE INVESTING. Through their investment in a corresponding Series, the Funds seek to invest in stocks that are less expensive than comparable companies, as determined by price-to-earnings ratios, price-to-cash flow ratios, asset value per share or other measures. Value investing therefore may offer the potential for capital appreciation as a stock gains favor among other investors and its price rises.

The Series' investment adviser relies on selecting individual stocks and does not try to predict when the stock market might rise or fall. It seeks out stocks that are undervalued in the marketplace relative to the issuer's underlying profitability and, in some cases, neglected by financial analysts. The investment adviser evaluates the degree of analyst recognition by monitoring the number of analysts who follow a company and recommend its purchase or sale to investors.

THE INVESTMENT ADVISER'S PROCESS. The investment adviser starts by identifying early changes in a company's operations, finances or management. The investment adviser is attracted to companies which it believes will look different tomorrow
- operationally, financially, managerially - when compared to yesterday. This type of dynamic change often creates confusion and misunderstanding and may lead to a drop in a company's stock price. Examples of change include mergers, acquisitions, divestitures, restructurings, change of management, new market/product/means of production/distribution, regulatory change, etc. Once change is identified, the investment adviser evaluates the company on several levels. It analyzes:

      -     Financial models based principally upon projected cash flows;

      - The price of a company's stock in the context of what the market is willing to pay for stock of comparable companies and what a strategic buyer would pay for the whole company;

      -     The extent of management's ownership interest in a company; and

      - A company's market position by corroborating its observations and assumptions by meeting with management, customers and suppliers.

The investment adviser also evaluates the degree of recognition of a company by investors by monitoring the number of sell side analysts who closely follow a company and the nature of its shareholder base. Before deciding to purchase a stock, the investment adviser conducts an appropriate amount of business due diligence to corroborate its observations and assumptions.

The identification of change comes from a variety of sources including the extensive use of its own proprietary database as well as a computer screening process which is run using various criteria. In addition, the investment adviser has an extensive network of relationships with clients, other investors, and intermediaries such as national and regional brokerage firms. Members of the investment adviser's portfolio management team regularly meet with companies and sponsor annually more than 200 company/management meetings in its New York office.

By reviewing historical relationships and understanding the characteristics of a business, the investment adviser establishes valuation parameters using relative ratios or target prices. In its overall assessment, the investment adviser seeks stocks that it believes have a greater upside potential than downside risk over an 18 to 24 month holding period.

An important function of the investment adviser is to set a price target at which the stock will be sold when there has been no fundamental change in the investment case. In setting a target price for a stock, the investment adviser considers appreciation potential relative to risk over a two year period. The investment adviser constantly monitors the companies held by a Series to determine if there have been any fundamental changes in the reasons that prompted the initial purchase of the stock. If significant changes for the better have not materialized, the stock will be sold. The initial investment case for stock purchase, which has been documented, is examined by the investment adviser's portfolio management team. A final decision on selling the stock is made after all such factors are analyzed.

PORTFOLIO TURNOVER. The frequency of transactions in fund shares and a Series' turnover rate will vary from year to year depending on the market. A higher turnover rate increases transaction costs (i.e., brokerage commissions) and adverse tax consequences for Series' shareholders with frequent trading activity, a greater proportion of any dividends paid out by the Series will be characterized as ordinary income, which is taxed at higher rates than long-term capital gains. Under normal market conditions, the Large Cap Value and Small Cap Value Series' turnover rate is expected to be less than 100%. Under normal market conditions, the Mid Cap Value Series turnover rate is expected to be less than 150%.

Each Series also may use other strategies and engage in other investment practices, which are described in detail in our Statement of Additional Information ("SAI").

ADDITIONAL RISK INFORMATION

The following is a list of certain risks that may apply to your investment in a Fund unless otherwise indicated. Further information about a Fund's investments is available in our SAI:

- DERIVATIVES RISK: Some of the securities in which a Series' invests may be referred to as "derivatives" because their value depends on, or is derived from, the value of an underlying asset, reference rate or index. These investments include options, futures contracts and similar investments that may be used in hedging and related income strategies. The market value of derivative instruments and securities is sometimes more volatile than that of other investments, and each type of derivative may pose its own special risks. As a fundamental policy, no more than 15% of a Series' total assets may be committed or exposed to derivative strategies.

- FOREIGN COMPANY RISK: The risk of losses due to political, regulatory, economic, social or other uncontrollable forces in a foreign country not normally associated with investing in the U.S. issuers.

- LIQUIDITY RISK: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

- MARKET RISK: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

- MASTER/FEEDER RISK: While the master/feeder structure is designed to reduce costs, it may not do so, and the Funds may encounter operational or other complications. For example, large-scale redemptions by other feeders, if any, of their shares of a master fund could have adverse effects on your feeder fund such as requiring the liquidation of a substantial portion of the master fund's holdings at a time when it may be disadvantageous to do so. Also, other feeders of a master fund may have a greater ownership interest in the master fund than your feeder fund has and, therefore, could have effective voting control over the operation of the master fund.

- OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

- SMALL AND MID CAP RISK: Small and mid cap companies may be more vulnerable than larger companies to adverse business or economic developments. Small and mid cap companies may also have limited product lines, markets or financial resources, may be dependent on relatively small or inexperienced management groups and may operate in industries characterized by rapid technological obsolescence. Securities of such companies may be less liquid and more volatile than securities of larger companies and therefore may involve greater risk than investing in larger companies. (Not applicable to CRM Large Cap Value Fund.)

- VALUATION RISK: The risk that a Series has valued certain of its securities at a higher price than it can sell them.

- VALUE INVESTING RISK: The risk that a Series' investment in securities believed to be undervalued in the marketplace relative to the issuer's underlying profitability, do not appreciate in value as anticipated.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the financial performance of a Fund for the past 5 fiscal years or since inception, if shorter. The Institutional Shares of the CRM Large Cap Value Fund have not commenced operations as of the date of this prospectus. Certain information reflects financial results for a single Institutional Share of a Fund. The total returns in the tables represent the rate that a shareholder would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and other distributions). This information has been audited by ____________________________ whose report, along with each Fund's financial statements, is included in the Institutional Shares' Annual Report, which is available, without charge, upon request.

                                                                       YEAR            YEAR                            YEAR
                                                                       ENDED           ENDED        YEAR ENDED         ENDED
                                                                     JUNE 30,        JUNE 30,         JUNE 30,       JUNE 30,
                                                                       2003            2002            2001+           2000+
                                                                   -----------     -----------     -----------     -----------
MIDCAP VALUE FUND - INSTITUTIONAL SHARES
NET ASSET VALUE - BEGINNING OF PERIOD ..........................   $     17.93     $     18.19     $     13.25     $     11.13
                                                                   -----------     -----------     -----------     -----------

INVESTMENT OPERATIONS:
    Net investment income ......................................          0.04              --            0.09            0.05
   Net realized and unrealized gain (loss) on investments ......         (0.19)           0.92            5.48            2.09
                                                                   -----------     -----------     -----------     -----------
    Total from investment operations ...........................         (0.15)           0.92            5.57            2.14
                                                                   -----------     -----------     -----------     -----------

DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income .................................            --           (0.03)          (0.06)          (0.02)
    From net realized gain on investments ......................         (0.08)          (1.15)          (0.57)             --
                                                                   -----------     -----------     -----------     -----------
Total Distributions to Shareholders ............................         (0.08)          (1.18)          (0.63)          (0.02)
                                                                   -----------     -----------     -----------     -----------

NET ASSET VALUE - END OF YEAR ..................................   $     17.70     $     17.93     $     18.19     $     13.25
                                                                   ===========     ===========     ===========     ===========

TOTAL RETURN ...................................................         (0.78)%          5.04%          42.88%          19.30%

RATIOS/SUPPLEMENTAL DATA (A)
Ratios to average net assets:
    Expenses, including reimbursement/waiver ...................          1.12%           1.14%           1.15%           1.15%
    Expenses, excluding reimbursement/waiver ...................          1.12%           1.16%           1.53%           2.20%
        Net Investment income, including reimbursement/waiver ..          0.29%           0.03%           0.66%           0.44%
Portfolio turnover rate ........................................           142%            143%            163%            274%
Net assets at end of period (000's omitted) ....................   $   125,891     $    94,391     $    38,823     $    18,573

+ Effective November 1, 1999, The CRM Funds - Mid Cap Value ("Predecessor Fund") was merged into the WT Mutual Fund - CRM Mid Cap Value Fund. The financial highlights for periods prior to November 1, 1999 reflect the performance of the Predecessor Fund.

(a) Effective November 1, 1999, the ratios to average net assets include expenses allocated from the WT Investment Trust I - Mid Cap Value Series (the "Series") and the portfolio turnover reflects the investment activity of the Series.

                                                       YEAR              YEAR                            YEAR
                                                       ENDED             ENDED        YEAR ENDED         ENDED
                                                     JUNE 30,           JUNE 30,       JUNE 30,         JUNE 30,
                                                       2003              2002            2001            2000+
                                                   -----------       -----------     -----------     -----------
SMALL CAP VALUE FUND - INSTITUTIONAL SHARES
NET ASSET VALUE - BEGINNING OF PERIOD ..........   $     21.42       $     22.29     $     16.49     $     15.11
                                                   -----------       -----------     -----------     -----------

INVESTMENT OPERATIONS:
    Net investment income ......................         (0.03)(a)          0.04            0.16           (0.09)
    Net realized and unrealized gain (loss)
        on investments .........................         (0.51)             0.67            6.47            1.47
                                                   -----------       -----------     -----------     -----------
Total from investment operations ...............         (0.54)             0.71            6.63            1.38
                                                   -----------       -----------     -----------     -----------

DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income .................         (0.02)            (0.10)          (0.02)             --
    From net realized gain on investments ......         (0.62)            (1.48)          (0.81)             --
    Return of capital ..........................            --                --              --              --
                                                   -----------       -----------     -----------     -----------
Total Distributions to Shareholders ............         (0.64)            (1.58)          (0.83)             --
                                                   -----------       -----------     -----------     -----------
NET ASSET VALUE - END OF PERIOD ................   $     20.24       $     21.42     $     22.29     $     16.49
                                                   ===========       ===========     ===========     ===========

TOTAL RETURN ...................................         (1.98)%            3.43%          41.88%           9.13%

RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:(g)
    Expenses, including reimbursement/waiver ...          1.02%             1.00%           1.02%           1.09%
    Expenses, excluding reimbursement/waiver ...          1.02%             1.00%           1.02%           1.09%
    Net Investment income (loss), including
        reimbursement/waiver ...................         (0.15)%            0.22%           0.92%          (0.56)%
Portfolio turnover rate ........................            74%               61%             90%             96%
Net assets at end of period (000's omitted) ....   $   197,955       $   198,131     $   163,285     $   104,562

+ Effective November 1, 1999, The CRM Funds - Small Cap Value Fund ("Predecessor Fund") was merged into the WT Mutual Fund - CRM Small Cap Value Fund. The financial highlights for periods prior to November 1, 1999 reflect the performance of the Predecessor Fund.

(a) The net investment loss per share was calculated using average shares outstanding method.

(b) Effective November 1, 1999, the ratios to average net assets include expenses allocated from the WT Investment Trust I - Small Cap Value Series ("the Series") and the portfolio turnover reflects the investment activity of the Series.

                             MANAGEMENT OF THE FUND

The Board of Trustees of WT Mutual Fund has oversight responsibility of the management, activities and affairs of the Funds and has approved contracts with various financial organizations to provide, among other services, the day-to-day management required by a Fund and its shareholders.

INVESTMENT ADVISER

Cramer Rosenthal McGlynn, LLC, ("CRM" or the "Adviser"), 520 Madison Avenue, New York, New York 10022, serves as the investment adviser to the Large Cap Value Series, the Mid Cap Value Series and the Small Cap Value Series. As the Series' investment adviser, CRM has the overall responsibility for directing the Series' investments. CRM and its predecessors have managed equity investments for mutual funds, corporate pension plans, educational, community, religious and private endowments and foundations as well as for individuals, in a value oriented style across a broad range of market capitalizations, and has been in business for more than thirty years. As of September 30, 2004, CRM had over $__ billion of assets under management.

For the twelve months ended June 30, 2004, CRM received investment advisory fees of 0.55%, 0.75% and 0.75%, as a percentage of average daily net assets, for the Large Cap Value Series, the Mid Cap Value Series and the Small Cap Value Series, respectively.

FUND MANAGERS

The day-to-day management of the Large Cap Value Series, the Mid Cap Value Series and the Small Cap Value Series is shared by a team of individuals employed by CRM. Ronald H. McGlynn and Jay B. Abramson are responsible for general oversight of the team and its day-to-day management of the Series. Each portfolio manager's business experience and educational background is as follows:

RONALD H. MCGLYNN is a Co-founder, Chief Executive Officer and President of CRM and has over 34 years of investment experience. Prior to co-founding CRM in 1973, Mr. McGlynn was a Portfolio Manager at Oppenheimer & Co. He received a B.A. from Williams College and an M.B.A. from Columbia University.

JAY B. ABRAMSON, CPA is an Executive Vice President of CRM. Mr. Abramson joined CRM in 1985 and is responsible for investment research and portfolio management. Mr. Abramson received a B.S.E. and J.D. from the University of Pennsylvania Wharton School and Law School, respectively, and is a Certified Public Accountant.

JAMES P. STOEFFEL, CPA joined CRM as a Vice President in March 2001 and is responsible for portfolio management and investment research. Prior to joining CRM, Mr. Stoeffel was the Director of Research at Palisade Capital Management from March 1999 to March 2001. Prior to that, he was Vice President in the Emerging Growth Stocks Research Group at Salomon Smith Barney from March 1993 to March 1999. He served as a Senior Financial Analyst/Assistant Treasurer with Ticor Title Insurance Co., and as an auditor. Mr. Stoeffel earned a B.A. from Washington & Lee University and an M.B.A. from New York University's Stern School of Business and is a Certified Public Accountant.

KEVIN M. CHIN is a Vice President of CRM. Mr. Chin joined the firm in 1989 and is responsible for investment research. Prior to joining CRM, Mr. Chin was a Financial Analyst for the Mergers and Acquisitions Department of Morgan Stanley and a Risk Arbitrageur with The First Boston Corporation. He received a B.S. from Columbia University School of Engineering & Applied Science.

ROBERT L. REWEY III, CFA joined CRM as a Vice President in January 2003. As a senior analyst, he is responsible for portfolio management and research in our investment research group. For the previous eight years, Mr. Rewey, III was a portfolio manager/ senior analyst at Sloate, Weisman, Murray & Co., Inc., a boutique money management firm. He earned a BA from the Caroll School of Management, Boston College and a MBA from Fuqua School of Business, Duke University.

ADAM L. STARR is a Vice President of CRM. Mr. Starr joined CRM in 1999 and is responsible for portfolio management and research. Prior to joining CRM, he was a Partner and Portfolio Manager at Weiss, Peck & Greer, LLC from 1992 to 1999. Previously, he was an Analyst and Portfolio Manager at Charter Oak Partners from 1990 to 1992 and First Manhattan Company. Mr. Starr earned a B.A. from Clark University and an M.B.A. from Columbia University.

DAVID A. TILLSON, CFA is a Senior Vice President at CRM. David joined CRM in October 2002 and is responsible for portfolio management. Prior to joining CRM, he was a Managing Director at U.S. Trust Company from 1993 to 2002. Mr. Tillson received a B.A. from Brown University and an M.B.A. from New York University. He is a member of the New York Society of Security and Analysts and the Association for Investment Management and Research.

CARL D. BROWN joined CRM in April 1999 and is a Research Analyst. Prior to joining CRM, Mr. Brown was a Tax Consultant and CPA at KPMG Peat Marwick from 1994 to April 1999. He earned a B.A. from the University of Pennsylvania in 1994 and an M.B.A. from New York University's Stern School of Business in 1996.

BRENDAN J. HARTMAN joined CRM in March 2001 as a Research Analyst. Prior to joining CRM, Mr. Hartman was a Research Analyst at Donaldson, Lufkin & Jenrette from October 1997 to February 2001 and at Salomon Brothers from June 1996 to October 1997. His other work experience includes Latin American Telecom Analyst at Smith New Court, and Latin American Telecom & Latin American Metal & Mining Analyst at HSBC/James Capel from 1995 to 1996. He earned a B.A. from Lehigh University in 1990 and an M.B.A. from New York University's Stern School of Business in 1996.

TERRY LALLY, CFA is a Vice President of CRM and joined the firm in 2000. He is responsible for investment research. Prior to joining CRM, Mr. Lally worked for nine years at The Prudential in U.S. small cap and emerging market equity analysis, corporate finance, and equity trading. Mr. Lally earned a B.B.A. from the University of Notre Dame in 1989, an M.B.A. from Harvard University in 1995, and is a Chartered Financial Analyst.

MICHAEL J. CAPUTO joined CRM as a Research Analyst in August 2002. Prior to joining CRM, he was a Vice President in Corporate Finance at Morgan Stanley from March 2000 to August 2002. Prior to that, he worked in Corporate Finance at Lehman Brothers from August 1998 to March 2000 and at Dillon Reed from August 1996 to August 1998. Mr. Caputo earned a B.A. from the University of Notre Dame and an M.B.A. from the Wharton School.

                               SERVICE PROVIDERS

   The chart below provides information on the Funds' and the Series' primary service providers.

Asset                                                                                    Shareholder
Management                                                                               Services

                 INVESTMENT ADVISER                                                                  TRANSFER AGENT
           Cramer Rosenthal McGlynn, LLC                                                                PFPC Inc.
                 520 Madison Avenue                                                                  760 Moore Road
                 New York, NY 10022                                                             King of Prussia, PA 19406

    Manages each Series' business and investment                                          Handles certain shareholder services,
                    activities.                                                                including recordkeeping and
                                                                                          statements, payment of distributions
                                                                                             and processing of buy and sell
                                                                                                        requests.

                                                         CRM LARGE CAP VALUE FUND
                                                          CRM MID CAP VALUE FUND
Fund                                                     CRM SMALL CAP VALUE FUND        Asset
Operations                                                                               Safe Keeping

                 ADMINISTRATOR AND                                                                      CUSTODIAN
                  ACCOUNTING AGENT
                                                                                                Wilmington Trust Company
        Rodney Square Management Corporation                                                    1100 North Market Street
              1100 North Market Street                                                            Wilmington, DE 19890
                Wilmington, DE 19890

       SUB-ADMINISTRATOR AND ACCOUNTING AGENT                                                         SUB-CUSTODIAN

                     PFPC Inc.                                                                     PFPC Trust Company
                301 Bellevue Parkway                                                             8800 Tinicum Boulevard
                Wilmington, DE 19809                                                             Philadelphia, PA 19153

                                                                                           Holds each Fund's and each Series'
  Provides facilities, equipment and personnel to                                         assets, settles all portfolio trades
 carry out administrative services related to each                                         and collects most of the valuation
Fund and calculates each Fund's net asset value and                                        data required for calculating each
                   distributions.                                                           Fund's and each Series' net asset
                                                                                                    value per share.

                                                                DISTRIBUTOR
                                                      Professional Funds Distributor,
                                                                    LLC
                                                              760 Moore Road
                                                         King of Prussia, PA 19406
                                                      Distributes each Fund's shares.

SHAREHOLDER INFORMATION

PRICING OF SHARES

The Series value their assets based on current market values when such values are available. These prices normally are supplied by a pricing service. Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees.

PFPC Inc. determines the NAV per share of each Fund as of the close of regular trading on the New York Stock Exchange (the "Exchange") (currently 4:00 p.m., Eastern time), on each business day (i.e., a day that the Exchange and the transfer agent are open for business). The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent and, no circumstances will any order be accepted for purchase, redemption or exchange after the NAV calculation. The NAV is calculated by adding the value of all securities and other assets in a Fund, deducting its liabilities and dividing the balance by the number of outstanding shares in that Fund. Shares will not be priced on Saturdays, Sundays or the following holidays when the Exchange is closed:

  New Year's Day                Good Friday                     Labor Day
  Martin Luther King, Jr. Day   Memorial Day Independence Day   Thanksgiving Day
  Presidents' Day                                               Christmas Day

PURCHASE OF SHARES

Fund shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment in a Fund's Institutional Shares is $1,000,000. The Funds, in their sole discretion, may waive the minimum initial amount to establish certain Institutional Share accounts. Additional investment may be made in any amount. You may purchase shares as specified below.

You may also purchase shares if you are a client of a broker or other financial institution (a "Third Party"). The policies and fees charged by a Third Party may be different than those charged by a Fund. Banks, brokers, retirement plans and financial advisers may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your financial institution or retirement plan for further information.

BY MAIL: You may purchase shares by sending a check drawn on a U.S. bank payable to CRM Funds, indicating the name of the Fund, along with a completed application (provided with this prospectus). If a subsequent investment is being made, the check should also indicate your Fund account number. When you make purchases by check, each Fund may withhold payment on redemptions until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

          REGULAR MAIL:                       OVERNIGHT MAIL:

          CRM Funds                           CRM Funds
          c/o PFPC Inc.                       c/o PFPC Inc.
          P.O. Box 9812                       760 Moore Road
          Providence, RI 02940                King of Prussia, PA 19406

BY WIRE: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) CRM-2883 before making a purchase by wire, and if making an initial purchase, to also obtain an account number. Once you have an account number, you should instruct your bank to wire funds to:

          PFPC Trust Company
          c/o PNC Bank
          Philadelphia, PA
          ABA #031-0000-53
          DDA #86-1282-2896
          Attention:  CRM Funds

Be sure to include your account number, the Fund name and your name. If you make an initial purchase by wire, you must promptly forward a completed application to the transfer agent at the address above. If you are making a subsequent purchase, the wire should also indicate your Fund account number.

ADDITIONAL INFORMATION REGARDING PURCHASES: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any business day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following business day.

Any purchase order may be rejected if a Fund determines that accepting the order would not be in the best interest of the Fund or its shareholders. The Funds will not accept third party checks.

It is the responsibility of the Third Party to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

For information on other ways to purchase shares, including through an individual retirement account (IRA), or an automatic investment plan, please refer to our SAI.

REDEMPTION OF SHARES

      You may sell your shares on any business day. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. There is no fee when Fund shares are redeemed. It is the responsibility of the Third Party to transmit redemption orders and credit their customers' accounts with redemption proceeds on a timely basis. Redemption checks are normally mailed on the next business day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the transfer agent before 4:00 p.m., Eastern time), or the next business day (if received after 4:00 p.m., Eastern time, or on a non-business day), but never later than 7 days following such receipt. If you purchased your shares through an account with a Third Party, you should contact the Third Party for information relating to redemptions. The Fund's name and your account number should accompany any redemption requests.

MARKET TIMING: The Funds are not designed to accommodate market timing or repetitive trading. "Market timing" is defined as effecting frequent trades into or out of a Fund in an effort to anticipate or time price movements. A Fund may restrict or refuse purchase or exchange orders by market timers or by those persons the Fund or the Distributor believe are engaging in similar trading activity. Market timing can adversely impact the ability of an investment adviser to invest assets in an orderly, long-term manner, which in turn may adversely impact the expenses and the performance of a Fund. There is no guaranty that the Funds or their agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence.

BY MAIL: If you redeem your shares by mail, you should submit written instructions with a signature guarantee. A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. Your written instructions must include the Fund name, your Fund account numbers, your printed name and your signature and should be mailed with your signature guarantee to:

          REGULAR MAIL:                         OVERNIGHT MAIL:
          CRM Funds                             CRM Funds
          c/o PFPC Inc.                         c/o PFPC Inc.
          P.O. Box 9812                         760 Moore Road
          Providence, RI 02940                  King of Prussia, PA 19406

BY TELEPHONE: If you prefer to redeem your shares by telephone you may elect to do so, however, there are risks. The Funds have safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine, in order to mitigate the risk of fraudulent acts. If such procedures are followed, you will bear the risk of any losses.

ADDITIONAL INFORMATION REGARDING REDEMPTIONS: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Fund account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Fund account address of record when you submit written instructions. You may change the bank account that you have designated to receive amounts redeemed at any time. Any request to change the bank account designated to receive redemption proceeds should be accompanied by a signature guarantee. A signature and a signature guarantee are required for each person in whose name the bank account is registered. Further documentation will be required to change the designated bank account when a corporation, other organization, trust, fiduciary or other institutional investor holds a Fund's shares.

If shares to be redeemed represent a recent investment made by check, each Fund reserves the right to withhold the redemption proceeds until it has reasonable grounds to believe that the check has been collected (which could take up to 10 days).

SMALL ACCOUNTS: If the value of your investment in a Fund falls below $1,000,000 for Institutional Share accounts, a Fund may ask you to increase your balance. If the account value is still below $1,000,000 after 60 days, a Fund may close your account and send you the proceeds. A Fund will not close your account if it falls below $1,000,000 solely as a result of a reduction in your account's market value.

REDEMPTIONS IN KIND: The Funds reserve the right to make redemptions "in kind" -- payments of redemption proceeds in portfolio securities rather than cash -- if the amount redeemed is large enough to affect the Series' operations (for example, if it represents more than 1% of a Series' assets).

EXCHANGE OF SHARES

You may exchange all or a portion of your shares in a Fund for Institutional Shares of another CRM fund.

Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. See "Taxes" for a discussion of the tax effect on an exchange of shares.

Exchange transactions will be subject to the minimum initial investment and other requirements of the fund into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder's account of less than $1,000,000 for Institutional Share accounts.

To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in an account with a Third Party, contact the Third Party. The Funds may terminate or modify the exchange offer described here and will give you 60 days' notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of Institutional Shares to be acquired through such exchange may be legally made.

DIVIDENDS AND DISTRIBUTIONS

As a shareholder of a Fund, you are entitled to dividends and other distributions arising from net investment income and net realized gains, if any, earned on the investments held by the Funds. Dividends and distributions, if any, are declared and paid annually to you. Each Fund expects to distribute any net realized gains once a year.

Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional Fund shares unless you have elected to receive the distributions in cash.

TAXES

FEDERAL INCOME TAXES: As long as a Fund meets the requirements for being a "regulated investment company," it pays no Federal income tax on the earnings and gains it distributes to shareholders. While each Fund may invest in securities that earn interest exempt from Federal income tax, the Funds invest primarily in taxable securities. Each Fund will notify you following the end of the calendar year of the amount of dividends and other distributions paid that year.

Dividends you receive from a Fund, whether reinvested in Fund shares or taken as cash, are generally taxable to you as ordinary income. Distributions of a Fund's net capital gain whether reinvested in Fund shares or taken as cash, are taxable to you as long-term capital gain, when designated as such, regardless of the length of time you have held your shares. You should be aware that if Fund shares are purchased shortly before the record date for any dividend or capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution. Each Fund anticipates the distribution of net investment income.

It is a taxable event for you if you sell or exchange shares of a Fund. Depending on the initial purchase price of the shares being sold or exchanged and the sale price of the shares you sell or exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

STATE AND LOCAL INCOME TAXES: You should consult your tax advisor concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

This section is only a summary of some important income tax considerations that may affect your investment in a Fund. More information regarding those considerations appears in our SAI. You are urged to consult your tax advisor regarding the effects of an investment on your tax situation.

DISTRIBUTION ARRANGEMENTS

Professional Funds Distributor, LLC (the "Distributor") manages the Funds' distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreement with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. The Funds do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

MASTER/FEEDER STRUCTURE

Other investors, including other mutual funds, may invest in the Series. The master/feeder structure enables various institutional investors, including a Fund, to pool their assets, which may be expected to result in economies of scale by spreading certain fixed costs over a larger asset base and providing purchasing power. Each shareholder of a Series, including a Fund, will pay its proportionate share of the Series' expenses.

For reasons relating to costs or a change in investment goal, among others, a Fund could switch to another master fund or decide to manage its assets itself. None of the Funds is currently contemplating such a move.

SHARE CLASSES

Each Fund issues Investor, Institutional and Retail Share classes. Each class has different minimum investment requirements, fees and expenses. Not all classes of a Fund are currently operational. Investors investing $2,500 or more may purchase Investor Shares. Institutional Shares are offered only to those investors who invest in a Fund through an intermediary (i.e. broker) or through a consultant and who invest $1,000,000 or more, or where related accounts total $1,000,000 or more when combined. Other investors investing $1,000 or more may purchase Retail Shares. Unlike the Retail and Investor Shares, the Institutional Shares are not subject to a shareholder service fee. The Retail Shares are subject to a Rule 12b-1 distribution fee.

                                    GLOSSARY

CAP:

"Cap" is short for market capitalization which refers to the market value of all of a company's common stock on the stock market.

FUNDAMENTAL POLICY:

An investment policy that may not be changed or deviated from without shareholder approval.

FUND EXPENSES:

Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder distribution, administration and custody services.

INDEX:

An index is a broad measure of the market performance of a specific group of securities in a particular market, or securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

INVESTMENT ADVISER:

The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the fund's investment program. The Board of Trustees oversees the investment adviser (as well as all service providers) and establishes policies that the investment adviser must follow in its management activities.

MUTUAL FUND:

A mutual fund pools shareholders' money and, using a professional investment manager, invests it in securities like stocks and bonds. Each Fund is a separate mutual fund.

NET ASSET VALUE OR "NAV":

NAV = Assets - Liabilities
      --------------------
       Outstanding Shares

NET INVESTMENT INCOME:

Net investment income consists of interest and dividends earned by a mutual fund on its investments less accrued expenses

VALUE FUNDS:

Value funds primary invest in the common stock that are considered by the investment adviser to be undervalued in the marketplace relative to the issuer's underlying profitability, or rather a company's stock price does not reflect the value of the company.

                              FOR MORE INFORMATION

FOR INVESTORS WHO WANT MORE INFORMATION ON THE FUNDS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

ANNUAL/SEMI-ANNUAL REPORTS: These reports contain performance data and information on the Funds' holdings and operating results for the Funds' most recently completed fiscal year or half-year. The annual report also includes a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides additional technical and legal descriptions of the Funds' policies, investment restrictions, risks, and business structure. The information in the SAI is incorporated into this prospectus by this reference.

Copies of these documents and answers to questions about the Funds may be obtained without charge by contacting:

          CRM Funds
          c/o PFPC Inc.
          760 Moore Road
          King of Prussia, Pennsylvania 19406
          (800) CRM-2883
          9:00 a.m. to 5:00 p.m., Eastern time

Information about the Funds (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Funds may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.

FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL 1-(800) CRM-2883.

            The investment company registration number is 811-08648.

                            CRM LARGE CAP VALUE FUND
                             CRM MID CAP VALUE FUND
                            CRM SMALL CAP VALUE FUND

                                 INVESTOR SHARES

                       PROSPECTUS DATED ___________, 2004

This prospectus gives vital information about the CRM Large Cap Value Fund, the CRM Mid Cap Value Fund and the CRM Small Cap Value Fund of WT Mutual Fund, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

LIKE ALL MUTUAL FUND SHARES, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                TABLE OF CONTENTS

A look at the objectives, strategies,    FUND DESCRIPTIONS
risks, expenses and financial              Summary...............................................................        2
history of each Fund.                      Performance Information...............................................        5
                                           Fees and Expenses.....................................................        9
                                           Investment Objectives.................................................       11
                                           Primary Investment Strategies.........................................       11
                                           Additional Risk Information...........................................       15
                                           Financial Highlights..................................................       17

Details about the service                MANAGEMENT OF THE FUNDS
providers.                                 Investment Adviser....................................................       20
                                           Service Providers.....................................................       23

Policies and instructions for            SHAREHOLDER INFORMATION
opening, maintaining and                   Pricing of Shares.....................................................       24
closing an account in any of               Purchase of Shares....................................................       25
the Funds.                                 Redemption of Shares..................................................       27
                                           Exchange of Shares....................................................       28
                                           Dividends and Distributions...........................................       29
                                           Taxes.................................................................       29

Details on the Funds' shareholder        DISTRIBUTION ARRANGEMENTS
service fees, share classes                Shareholder Service Fees..............................................       31
and master/feeder                          Master/Feeder Structure...............................................       31
arrangement.                               Share Classes.........................................................       31


                                         FOR MORE INFORMATION....................................................   BACK COVER

For information about key terms and concepts, please refer to the "Glossary."

FUND DESCRIPTIONS

                            CRM LARGE CAP VALUE FUND
                             CRM MID CAP VALUE FUND
                            CRM SMALL CAP VALUE FUND

                                 Investor Shares

SUMMARY

Investment Objectives                  The LARGE CAP VALUE FUND, MID CAP VALUE
                                       FUND and SMALL CAP VALUE FUND each seek
                                       to achieve long-term capital
                                       appreciation.

Investment Focus                       Equity (or equity related) securities

Share Price Volatility                 High

Principal Investment                   Each Fund is a separate series of WT
Strategies                             Mutual Fund and operates as a "feeder
                                       fund," which means that a Fund does not
                                       buy individual securities directly.
                                       Instead, each Fund invests in a
                                       corresponding mutual fund or "master
                                       fund," which in turn purchases investment
                                       securities. Each Fund invests all of its
                                       assets in a master fund ("Series"), which
                                       is a separate series of WT Investment
                                       Trust I. Each Fund and its corresponding
                                       Series have the same investment
                                       objective, policies and limitations.

                                       -     The LARGE CAP VALUE FUND invests
                                             all of its assets in the Large Cap
                                             Value Series, which under normal
                                             circumstances invests at least 80%
                                             of its assets in a diversified
                                             portfolio of equity or equity
                                             related securities of companies
                                             with market capitalizations at the
                                             time of initial purchase equal to
                                             those in the Russell 1000 Value
                                             Index ("large cap companies") and
                                             are publicly traded on a U.S.
                                             securities market.

                                       -     The MID CAP VALUE FUND invests all
                                             of its assets in the Mid Cap Value
                                             Series, which under normal
                                             circumstances invests at least 80%
                                             of its assets in a diversified
                                             portfolio of equity or equity
                                             related securities of companies
                                             with market capitalizations at the
                                             time of initial purchase equal to
                                             those in the Russell Midcap Value
                                             Index ("mid cap companies") and are
                                             publicly traded on a U.S.
                                             securities market.

                                       -     The SMALL CAP VALUE FUND invests
                                             all of its assets in the Small Cap
                                             Value Series, which under normal
                                             circumstances invests at least 80%
                                             of its assets in a diversified
                                             portfolio of equity or equity
                                             related securities of companies
                                             with market capitalizations at the
                                             time of initial purchase equal to
                                             those in the Russell 2000 Value
                                             Index ("small cap companies") and
                                             are publicly traded on a U.S.
                                             securities market.

Principal Risks                        The Funds are subject to the risks
                                       summarized below and further described
                                       under the heading "Additional Risk
                                       Information" in this prospectus.

                                       -     It is possible to lose money by
                                             investing in a Fund. There is no
                                             guarantee that the stock market or
                                             that the stocks that a Series holds
                                             will increase in value.

                                       -     A Fund's share price will fluctuate
                                             in response to changes in the
                                             market value of a Fund's
                                             investments. Market value changes
                                             result from business developments
                                             affecting an issuer as well as
                                             general market and economic
                                             conditions.

                                       -     A value-oriented investment
                                             approach is subject to the risk
                                             that a security believed to be
                                             undervalued does not appreciate in
                                             value as anticipated.

                                       -     Small and mid cap companies may be
                                             more vulnerable than large cap
                                             companies to adverse business or
                                             economic developments, and their
                                             securities may be less liquid and
                                             more volatile.

                                       -     The performance of a Fund will
                                             depend on whether or not the
                                             investment adviser is successful in
                                             pursuing the Fund's investment
                                             strategy.

                                       -     The Funds are also subject to other
                                             risks which are described under
                                             "ADDITIONAL RISK INFORMATION."

Investor Profile                       Investors who want the value of their
                                       investment to grow and who are willing to
                                       accept more volatility for the
                                       possibility of higher returns.

PERFORMANCE INFORMATION

CRM LARGE CAP VALUE FUND

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Large Cap Value Fund's Investor Shares by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for one year and since inception, both before and after taxes, compare with those of the Russell 1000 Value Index, a broad based measure of market performance. Total return of the Fund would have been lower had certain fees and expenses not been waived and/or reimbursed. Of course, the Fund's past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

           ANNUAL TOTAL RETURNS FOR THE CALENDAR YEARS SINCE INCEPTION

                              [PERFORMANCE GRAPH]

PERFORMANCE YEARS      RETURNS
1999                    -5.39%
2000                    18.28%
2001                    -5.63%
2002                   -28.40%
2003                    25.04%

      CALENDAR YEAR-TO-DATE TOTAL RETURN AS OF SEPTEMBER 30, 2004: _____%

             BEST QUARTER                          WORST QUARTER
                12.69%                                (19.16)%
          (December 31, 2001)                   (September 30, 2002)

INVESTOR SHARES

                                                                                                     SINCE INCEPTION
          AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003                    1 YEAR   5 YEARS   (AUGUST 25, 1998)
          ----------------------------------------------------                    ------   -------   -----------------
Before Taxes                                                                      25.04%   (1.12)%         1.63%
After Taxes on Distributions(1)                                                   24.93%   (1.31)%         1.41%
After Taxes on Distributions and Sales of Shares(1)                               16.27%   (1.07)%         1.26%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)(2)        %        %              %
                                                                                  -----    -----           ----
S&P 500 Index  (reflects no deduction for fees, expenses or taxes)(3)                  %        %              %
                                                                                  -----    -----           ----

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2) The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 8% of the investable equity market.

(3) The S&P 500 Index is the Standard and Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices.

CRM MID CAP VALUE FUND

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Mid Cap Value Fund's Investor Shares by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for one year and since inception, both before and after taxes, compare with those of the Russell Midcap Value Index, a broad based measure of market performance. Of course, the Fund's past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

           ANNUAL TOTAL RETURNS FOR THE CALENDAR YEAR SINCE INCEPTION

                              [PERFORMANCE GRAPH]

PERFORMANCE YEARS      RETURNS
2001                    19.06%
2002                   -16.89%
2003                    41.60%

      CALENDAR YEAR-TO-DATE TOTAL RETURN AS OF SEPTEMBER 30, 2004: _____%

         BEST QUARTER                                WORST QUARTER
            24.81%                                      (16.75)%
     (December 31, 2001)                          (September 30, 2002)

INVESTOR SHARES

                                                                                                 SINCE INCEPTION
           AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003                       1 YEAR   (SEPTEMBER 20, 2000)
           ----------------------------------------------------                       ------   --------------------
Before Taxes                                                                          41.60%          15.86%
After Taxes on Distributions(1)                                                       41.54%          14.45%
After Taxes on Distributions and Sales of Shares(1)                                   27.04%          12.82%
RUSSELL MIDCAP VALUE INDEX (reflects no deduction for fees, expenses or taxes)(2)          %               %
                                                                                      -----           -----
RUSSELL MIDCAP INDEX (reflects no deduction for fees, expenses or taxes)(3)                %               %
                                                                                      -----           -----

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2) The Russell Midcap Value Index measures the performance of those companies in the Russell Midcap Index with lower price-to-book ratios and lower forecasted growth values.

(3) The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents the performance of the 1,000 largest companies in the U.S. equity market.

CRM SMALL CAP VALUE FUND

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Small Cap Value Fund's Investor Shares by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for one and five years and since inception, both before and after taxes, compare with those of the Russell 2000 Value Index, a broad based measure of market performance. Of course, the Fund's past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

           ANNUAL TOTAL RETURNS FOR THE CALENDAR YEARS SINCE INCEPTION

                              [PERFORMANCE GRAPH]

PERFORMANCE YEARS      Returns
1996                    38.95%
1997                    21.73%
1998                   -12.21%
1999                    10.99%
2000                    18.04%
2001                    26.34%
2002                   -17.83%
2003                    48.33%

      CALENDAR YEAR-TO-DATE TOTAL RETURN AS OF SEPTEMBER 30, 2004: _____%

            BEST QUARTER                             WORST QUARTER
               20.68%                                   (22.80%)
        (December 31, 2001)                       (September 30, 1998)

INVESTOR SHARES

                                                                                                      SINCE INCEPTION
          AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003                    1 YEAR   5 YEARS   (OCTOBER 1, 1995)
          ----------------------------------------------------                    ------   -------   -----------------
Before Taxes                                                                      48.33%   15.07%          15.20%
After Taxes on Distributions(1)                                                   48.33%   14.03%          14.19%
After Taxes on Distributions and Sales of Shares(1)                               31.41%   12.63%          13.03%
RUSSELL 2000 VALUE INDEX (reflects no deduction for fees, expenses or                  %        %               %
taxes)(2)                                                                         -----    -----           -----
RUSSELL 2000 INDEX (reflects no deduction for fees, expenses or taxes)(3)              %        %               %
                                                                                  -----    -----           -----

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2) The Russell 2000 Value Index measures the performance of those companies in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values.

(3) The Russell 2000 Index measures the performance of the 2,000 smallest companies in the U.S. equity market

FEES AND EXPENSES

      The table below shows the fees and expenses that you may pay if you buy and hold Investor Shares of a Fund. No sales charges or other fees are paid directly from your investment.

INVESTOR SHARES

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (1)

LARGE CAP VALUE FUND
Management fees                                         0.55%
Distribution (12b-1) fees                               None
Shareholder service fees                                0.25%
Other expenses                                          1.17%
TOTAL ANNUAL OPERATING EXPENSES(2)                      1.97%
Fee waiver                                             (0.57)%
Net expenses                                            1.40%

MID CAP VALUE FUND
Management fees                                         0.75%
Distribution (12b-1) fees                               None
Shareholder service fees                                0.25%
Other expenses                                          0.28%
TOTAL ANNUAL OPERATING EXPENSES(2)                      1.28%

SMALL CAP VALUE FUND
Management fees                                         0.75%
Distribution (12b-1) fees                               None
Shareholder service fees                                0.25%
Other expenses                                          0.22%
TOTAL ANNUAL OPERATING EXPENSES(2)                      1.22%

-------------------------
(1) The table above and the Example below each reflect the aggregate annual operating expenses of each Fund and the corresponding Series in which the Fund invests.

(2) The investment adviser has a contractual obligation to waive a portion of its fees through November 1, 2010 and to assume certain expenses of each Fund to the extent that the total annual operating expenses exceed 1.40% of net assets.

EXAMPLE

This Example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:

-     you reinvested all dividends and other distributions;

-     the average annual return was 5%;

- each Fund's total operating expenses (reflecting applicable contractual fee waivers and expense reimbursement arrangements) are charged and remain the same over the time periods; and

-     you redeemed all of your investment at the end of each time period.

Although your actual costs may be higher or lower based on these assumptions, your costs would be:

                       LARGE CAP     MID CAP    SMALL CAP
INVESTOR SHARES       VALUE FUND   VALUE FUND   VALUE FUND
                      ----------   ----------   ----------
1 Year                  $  143       $  130       $  124
3 Years                 $  443       $  406       $  387
5 Years                 $  766       $  702       $  670
10 Years                $2,034       $1,545       $1,477

The above example is for comparison purposes only and is not a representation of a Fund's actual expenses and returns, either past or future of Investor Shares of a Fund.

INVESTMENT OBJECTIVES

The CRM Large Cap Value Fund, CRM Mid Cap Value Fund and CRM Small Cap Value Fund each seek to achieve long-term capital appreciation. These investment objectives may not be changed without shareholder approval. There is no guarantee that a Fund will achieve its investment objective.

PRIMARY INVESTMENT STRATEGIES

The CRM LARGE CAP VALUE FUND invests its assets in the Large Cap Value Series, which, under normal conditions, invests at least 80% of its assets in a diversified portfolio of the following equity or equity-related securities:

- common and preferred stocks of companies that have a market capitalization, at the time of purchase, equal to those in the Russell 100 Value Index ("large cap company") and are publicly traded on a U.S. securities market;

- options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of large cap companies;

-     options on indices of the common stock of large cap companies; and

- contracts for either the future delivery, or payment in respect of the future market value, of certain indices of the common stock of large cap companies; and

-     options upon such futures contracts.

The market capitalization range of the Russell 1000 Value Index changes constantly; on September 30, 2004, the range was from $___ million to $____ billion.

The CRM MID CAP VALUE FUND invests its assets in the Mid Cap Value Series, which, under normal conditions, invests at least 80% of its total assets in a diversified portfolio of the following equity or equity-related securities:

- common and preferred stocks of companies that have a market capitalization, at the time of purchase, equal to those in the Russell MidCap Value Index ("mid cap company") and are publicly traded on a U.S. securities market;

- options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of mid cap companies; and

-     warrants.

The market capitalization range of the Russell Midcap Value Index changes constantly; on September 30, 2004, the range was from $___ to $____.

The CRM SMALL CAP VALUE FUND invests its assets in the Small Cap Value Series, which, under normal conditions, invests at least 80% of its total assets in a diversified portfolio of the following equity or equity-related securities:

- common and preferred stocks of companies that have a market capitalization, at the time of purchase, equal to those in the Russell 2000 Value Index ("small cap company");

- options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of small cap companies; and

-     warrants.

The market capitalization range of the Russell 2000 Value Index changes constantly; on September 30, 2004, the range was from $___ to $____.

With respect to all of the Series, the equity securities of non-U.S. issuers, whose market capitalizations fall within the capitalization ranges set forth above or within the ranges of other recognized indices, that are publicly traded on The Nasdaq Stock Market or a U.S. securities exchange, including the New York Stock Exchange and the American Stock Exchange, will be eligible for investment under the Series' primary investment strategies.

Each Series may, without limit, invest in commercial paper and other money market instruments rated in one of the two highest rating categories by a nationally recognized statistical rating organization, in response to adverse market conditions, as a temporary defensive position. The result of this action may be that the Series will be unable to achieve their respective investment objectives.

VALUE INVESTING. Through their investment in a corresponding Series, the Funds seek to invest in stocks that are less expensive than comparable companies, as determined by price-to-earnings ratios, price-to-cash flow ratios, asset value per share or other measures. Value investing therefore may offer the potential for capital appreciation as a stock gains favor among other investors and its price rises.

The Series' investment adviser relies on selecting individual stocks and does not try to predict when the stock market might rise or fall. It seeks out stocks that are undervalued in the marketplace relative to the issuer's underlying profitability and, in some cases, neglected by financial analysts. The investment adviser evaluates the degree of analyst recognition by monitoring the number of analysts who follow a company and recommend its purchase or sale to investors.

THE INVESTMENT ADVISER'S PROCESS. The investment adviser starts by identifying early changes in a company's operations, finances or management. The investment adviser is attracted to companies which it believes will look different tomorrow
- operationally, financially, managerially - when compared to yesterday. This type of dynamic change often creates confusion and misunderstanding and may lead to a drop in a company's stock price. Examples of change include mergers, acquisitions, divestitures, restructurings, change of management, new market/product/means of production/distribution, regulatory change, etc. Once change is identified, the investment adviser evaluates the company on several levels. It analyzes:

-     Financial models based principally upon projected cash flows;

- The price of a company's stock in the context of what the market is willing to pay for stock of comparable companies and what a strategic buyer would pay for the whole company;

-     The extent of management's ownership interest in a company; and

- A company's market position by corroborating its observations and assumptions by meeting with management, customers and suppliers.

The investment adviser also evaluates the degree of recognition of a company by investors by monitoring the number of sell side analysts who closely follow a company and the nature of its shareholder base. Before deciding to purchase a stock, the investment adviser conducts an appropriate amount of business due diligence to corroborate its observations and assumptions.

The identification of change comes from a variety of sources including the extensive use of its own proprietary database as well as a computer screening process which is run using various criteria. In addition, the investment adviser has an extensive network of relationships with clients, other investors, and intermediaries such as national and regional brokerage firms. Members of the investment adviser's portfolio management team regularly meet with companies and sponsor annually more than 200 company/management meetings in its New York office.

By reviewing historical relationships and understanding the characteristics of a business, the investment adviser establishes valuation parameters using relative ratios or target prices. In its overall assessment, the investment adviser seeks stocks that it believes have a greater upside potential than downside risk over an 18 to 24 month holding period.

An important function of the investment adviser is to set a price target at which the stock will be sold when there has been no fundamental change in the investment case. In setting a target price for a stock, the investment adviser considers appreciation potential relative to risk over a two year period. The investment adviser constantly monitors the companies held by a Series to determine if there have been any fundamental changes in the reasons that prompted the initial purchase of the stock. If significant changes for the better have not materialized, the stock will be sold. The initial investment case for stock purchase, which has been documented, is examined by the investment adviser's portfolio management team. A final decision on selling the stock is made after all such factors are analyzed.

PORTFOLIO TURNOVER. The frequency of transactions in fund shares and a Series' turnover rate will vary from year to year depending on the market. A higher turnover rate increases transaction costs (i.e., brokerage commissions) and adverse tax consequences for Series' shareholders with frequent trading activity, a greater proportion of any dividends paid out by the Series will be characterized as ordinary income, which is taxed at higher rates than long-term capital gains. Under normal market conditions, the Large Cap Value and Small Cap Value Series' turnover rate is expected to be less than 100%. Under normal market conditions, the Mid Cap Value Series turnover rate is expected to be less than 150%.

Each Series also may use other strategies and engage in other investment practices, which are described in detail in our Statement of Additional Information ("SAI").

ADDITIONAL RISK INFORMATION

The following is a list of certain risks that may apply to your investment in a Fund unless otherwise indicated. Further information about a Fund's investments is available in our SAI:

- DERIVATIVES RISK: Some of the securities in which a Series' invests may be referred to as "derivatives" because their value depends on, or is derived from, the value of an underlying asset, reference rate or index. These investments include options, futures contracts and similar investments that may be used in hedging and related income strategies. The market value of derivative instruments and securities is sometimes more volatile than that of other investments, and each type of derivative may pose its own special risks. As a fundamental policy, no more than 15% of a Series' total assets may be committed or exposed to derivative strategies.

- FOREIGN COMPANY RISK: The risk of losses due to political, regulatory, economic, social or other uncontrollable forces in a foreign country not normally associated with investing in the U.S. issuers.

- LIQUIDITY RISK: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

- MARKET RISK: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

- MASTER/FEEDER RISK: While the master/feeder structure is designed to reduce costs, it may not do so, and the Funds may encounter operational or other complications. For example, large-scale redemptions by other feeders, if any, of their shares of a master fund could have adverse effects on your feeder fund such as requiring the liquidation of a substantial portion of the master fund's holdings at a time when it may be disadvantageous to do so. Also, other feeders of a master fund may have a greater ownership interest in the master fund than your feeder fund has and, therefore, could have effective voting control over the operation of the master fund.

- OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

- SMALL AND MID CAP RISK: Small and mid cap companies may be more vulnerable than larger companies to adverse business or economic developments. Small and mid cap companies may also have limited product lines, markets or financial resources, may be dependent on relatively small or inexperienced management groups and may operate in industries characterized by rapid technological obsolescence. Securities of such companies may be less liquid and more volatile than securities of larger companies and therefore may involve greater risk than investing in larger companies. (Not applicable to CRM Large Cap Value Fund.)

- VALUATION RISK: The risk that a Series has valued certain of its securities at a higher price than it can sell them.

- VALUE INVESTING RISK: The risk that a Series' investment in securities believed to be undervalued in the marketplace relative to the issuer's underlying profitability, do not appreciate in value as anticipated.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the financial performance of each Fund for the past 5 fiscal years or since inception, if shorter. Certain information reflects financial results for a single Investor Share of a Fund. The total returns in the tables represent the rate that a shareholder would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and other distributions). This information has been audited by _______________, whose report, along with each Fund's financial statements, is included in the Investor Shares' Annual Report, which is available, without charge, upon request.

                                                                   YEAR          YEAR          YEAR          YEAR
                                                                   ENDED         ENDED        ENDED         ENDED
                                                                 JUNE 30,      JUNE 30,      JUNE 30,      JUNE 30,
                                                                   2003          2002          2001         2000+
LARGE CAP VALUE FUND - INVESTOR SHARES
NET ASSET VALUE - BEGINNING OF PERIOD ..........                $    9.50     $   12.60     $   11.63     $   12.17
                                                   ---------    ---------     ---------     ---------     ---------

INVESTMENT OPERATIONS:
   Net investment income .......................                     0.04          0.01          0.03            --(a)
   Net realized and unrealized gain (loss) on
   investments .................................                     0.01         (3.08)         0.95         (0.37)
                                                   ---------    ---------     ---------     ---------     ---------
      Total from investment operations .........                     0.05         (3.07)         0.98         (0.37)
                                                   ---------    ---------     ---------     ---------     ---------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income ..................                    (0.01)        (0.03)        (0.01)           --(a)
   From net realized gain on investments .......                       --            --            --         (0.17)
                                                   ---------    ---------     ---------     ---------     ---------
      Total Distributions to Shareholders ......                    (0.01)        (0.03)        (0.01)        (0.17)
                                                   ---------    ---------     ---------     ---------     ---------

NET ASSET VALUE - END OF PERIOD ................                $    9.54     $    9.50     $   12.60     $   11.63
                                                                =========     =========     =========     =========

TOTAL RETURN ...................................                     0.53%       (24.42)%        8.43%        (2.85)%

RATIOS/SUPPLEMENTAL DATA:(b)
Ratio to Average Net Assets:
   Expenses, including reimbursement/waiver ....                     1.50%         1.50%         1.50%         1.44%
   Expenses, excluding reimbursement/waiver ....                     2.90%         2.36%         2.28%         2.35%
   Net investment income, including
   reimbursement/waiver ........................                     0.49%         0.09%         0.24%         0.05%
Portfolio turnover rate ........................                       87%          100%          109%          136%
Net assets at end of period (000's omitted) ....                $   8,776     $   6,828     $   7,817     $   7,941

+ Effective November 1, 1999, The CRM Funds - Large Cap Value Fund ("Predecessor Fund") was merged into the WT Mutual Fund - CRM Large Cap Value Fund. The financial highlights for periods prior to November 1, 1999 reflect the performance of the Predecessor Fund.

(a)   Less than $0.01 per share.

(b) Effective November 1, 1999, the ratios to average net assets include expenses allocated from the WT Investment Trust I - Large Cap Value Series and the portfolio turnover reflects the investment activity of the Series.

                                                                                 YEAR         PERIOD
                                                               YEAR ENDED       ENDED          ENDED
                                                                JUNE 30,       JUNE 30,      JUNE 30,
                                                                  2003           2002        2001 (a)
MIDCAP VALUE FUND - INVESTOR SHARES
NET ASSET VALUE - BEGINNING OF PERIOD .....................   $    17.85     $    18.15     $    14.84
                                                              ----------     ----------     ----------

INVESTMENT OPERATIONS:
   Net investment income (loss) ...........................         0.01          (0.04)(b)       0.07

   Net realized and unrealized gain (loss) on investments..        (0.21)          0.92           3.87
                                                              ----------     ----------     ----------
      Total from investment operations ....................        (0.20)          0.88           3.94
                                                              ----------     ----------     ----------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income .............................           --          (0.03)         (0.06)
   From net realized gain on investments ..................        (0.08)         (1.15)         (0.57)
                                                              ----------     ----------     ----------
      Total Distributions to Shareholders .................        (0.08)         (1.18)         (0.63)
                                                              ----------     ----------     ----------
NET ASSET VALUE - END OF PERIOD ...........................   $    17.57     $    17.85     $    18.15
                                                              ==========     ==========     ==========

TOTAL RETURN ..............................................        (1.07)%         4.82%         27.30%(c)

RATIOS/SUPPLEMENTAL DATA
   Ratio to Average Net Assets:(e)
   Expenses, including reimbursement/waiver ...............         1.37%          1.37%          1.50%(d)
   Expenses, excluding reimbursement/waiver ...............         1.40%          1.43%          1.88%(d)
   Net investment income, including reimbursement/waiver ..         0.04%         (0.25)%         0.31%(d)
Portfolio turnover rate ...................................          142%           143%           163%(c)
Net assets at end of period (000's omitted) ...............   $   42,554     $   48,086     $   11,954

(a) For the period September 20, 2000 (inception of Investor Share class) through June 30, 2001.

(b) The net investment loss per share was calculated using average shares outstanding method.

(c)   Not Annualized.

(d)   Annualized.

(e) The ratios to average net assets include expenses allocated from the WT Investment Trust I - Mid Cap Value Series and the portfolio turnover reflects the investment activity of the Series.

                                                       YEAR              YEAR              YEAR            YEAR
                                                       ENDED             ENDED            ENDED           ENDED
                                                     JUNE 30,          JUNE 30,          JUNE 30,        JUNE 30,
                                                       2003              2002              2001           2000+
SMALL CAP VALUE FUND - INVESTOR SHARES
NET ASSET VALUE - BEGINNING OF PERIOD ..........   $     21.00       $     21.93       $     16.26     $     14.94
                                                   -----------       -----------       -----------     -----------

INVESTMENT OPERATIONS:
   Net investment income (loss) ................         (0.07)(a)         (0.01)(a)          0.10           (0.13)
   Net realized and unrealized gain (loss) on
   investments .................................         (0.52)             0.66              6.40            1.45
                                                   -----------       -----------       -----------     -----------
      Total from investment operations .........         (0.59)             0.65              6.50            1.32
                                                   -----------       -----------       -----------     -----------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income ..................         (0.02)            (0.10)            (0.02)             --
   From net realized gain on investments .......         (0.62)            (1.48)            (0.81)             --
                                                   -----------       -----------       -----------     -----------
Total Distributions to Shareholders ............         (0.64)            (1.58)            (0.83)             --
                                                   -----------       -----------       -----------     -----------

NET ASSET VALUE - END OF YEAR ..................   $     19.77       $     21.00       $     21.93     $     16.26
                                                   ===========       ===========       ===========     ===========

TOTAL RETURN ...................................         (2.26)%            3.21%            41.67%           8.84%

RATIOS/SUPPLEMENTAL DATA:(b)
Ratio to Average Net Assets:
   Expenses, including reimbursement/waiver ....          1.27%             1.26%             1.28%           1.42%
   Expenses, excluding reimbursement/waiver ....          1.27%             1.26%             1.28%           1.42%
   Net investment income (loss), including
   reimbursement/waiver ........................         (0.39)%           (0.05)%            0.66%          (0.88)%
Portfolio turnover rate ........................            74%               61%               90%             96%
Net assets at end of period (000's omitted) ....   $   181,296       $   215,820       $   134,778     $    69,351

+ Effective November 1, 1999, The CRM Funds - Small Cap Value Fund ("Predecessor Fund") was merged into the WT Mutual Fund - CRM Small Cap Value Fund. The financial highlights for periods prior to November 1, 1999 reflect the performance of the Predecessor Fund.

(a) The net investment loss per share was calculated using average shares outstanding method.

(b) Effective November 1, 1999, the ratios to average net assets include expenses allocated from the WT Investment Trust I - Small Cap Value Series and the portfolio turnover reflects the investment activity of the Series.

                             MANAGEMENT OF THE FUND

The Board of Trustees of WT Mutual Fund has oversight responsibility of the management, activities and affairs of the Funds and has approved contracts with various financial organizations to provide, among other services, the day-to-day management required by a Fund and its shareholders.

INVESTMENT ADVISER

Cramer Rosenthal McGlynn, LLC, ("CRM" or the "Adviser"), 520 Madison Avenue, New York, New York 10022, serves as the investment adviser to the Large Cap Value Series, the Mid Cap Value Series and the Small Cap Value Series. As the Series' investment adviser, CRM has the overall responsibility for directing the Series' investments. CRM and its predecessors have managed equity investments for mutual funds, corporate pension plans, educational, community, religious and private endowments and foundations as well as for individuals, in a value oriented style across a broad range of market capitalizations, and has been in business for more than thirty years. As of September 30, 2004, CRM had over $__ billion of assets under management.

For the twelve months ended June 30, 2004, CRM received investment advisory fees of 0.55%, 0.75% and 0.75%, as a percentage of average daily net assets, for the Large Cap Value Series, the Mid Cap Value Series and the Small Cap Value Series, respectively.

FUND MANAGERS

The day-to-day management of the Large Cap Value Series, the Mid Cap Value Series and the Small Cap Value Series is shared by a team of individuals employed by CRM. Ronald H. McGlynn and Jay B. Abramson are responsible for general oversight of the team and its day-to-day management of the Series. Each portfolio manager's business experience and educational background is as follows:

RONALD H. MCGLYNN is a Co-founder, Chief Executive Officer and President of CRM and has over 34 years of investment experience. Prior to co-founding CRM in 1973, Mr. McGlynn was a Portfolio Manager at Oppenheimer & Co. He received a B.A. from Williams College and an M.B.A. from Columbia University.

JAY B. ABRAMSON, CPA is an Executive Vice President of CRM. Mr. Abramson joined CRM in 1985 and is responsible for investment research and portfolio management. Mr. Abramson received a B.S.E. and J.D. from the University of Pennsylvania Wharton School and Law School, respectively, and is a Certified Public Accountant.

JAMES P. STOEFFEL, CPA joined CRM as a Vice President in March 2001 and is responsible for portfolio management and investment research. Prior to joining CRM, Mr. Stoeffel was the Director of Research at Palisade Capital Management from March 1999 to March 2001. Prior to that, he was Vice President in the Emerging Growth Stocks Research Group at Salomon Smith Barney from March 1993 to March 1999. He served as a Senior Financial Analyst/Assistant Treasurer with Ticor Title Insurance Co., and as an auditor. Mr. Stoeffel earned a B.A. from Washington & Lee University and an M.B.A. from New York University's Stern School of Business and is a Certified Public Accountant.

KEVIN M. CHIN is a Vice President of CRM. Mr. Chin joined the firm in 1989 and is responsible for investment research. Prior to joining CRM, Mr. Chin was a Financial Analyst for the Mergers and Acquisitions Department of Morgan Stanley and a Risk Arbitrageur with The First Boston Corporation. He received a B.S. from Columbia University School of Engineering & Applied Science.

ROBERT L. REWEY III, CFA joined CRM as a Vice President in January 2003. As a senior analyst, he is responsible for portfolio management and research in our investment research group. For the previous eight years, Mr. Rewey, III was a portfolio manager/ senior analyst at Sloate, Weisman, Murray & Co., Inc., a boutique money management firm. He earned a BA from the Caroll School of Management, Boston College and a MBA from Fuqua School of Business, Duke University.

ADAM L. STARR is a Vice President of CRM. Mr. Starr joined CRM in 1999 and is responsible for portfolio management and research. Prior to joining CRM, he was a Partner and Portfolio Manager at Weiss, Peck & Greer, LLC from 1992 to 1999. Previously, he was an Analyst and Portfolio Manager at Charter Oak Partners from 1990 to 1992 and First Manhattan Company. Mr. Starr earned a B.A. from Clark University and an M.B.A. from Columbia University.

DAVID A. TILLSON, CFA is a Senior Vice President at CRM. David joined CRM in October 2002 and is responsible for portfolio management. Prior to joining CRM, he was a Managing Director at U.S. Trust Company from 1993 to 2002. Mr. Tillson received a B.A. from Brown University and an M.B.A. from New York University. He is a member of the New York Society of Security and Analysts and the Association for Investment Management and Research.

CARL D. BROWN joined CRM in April 1999 and is a Research Analyst. Prior to joining CRM, Mr. Brown was a Tax Consultant and CPA at KPMG Peat Marwick from 1994 to April 1999. He earned a B.A. from the University of Pennsylvania in 1994 and an M.B.A. from New York University's Stern School of Business in 1996.

BRENDAN J. HARTMAN joined CRM in March 2001 as a Research Analyst. Prior to joining CRM, Mr. Hartman was a Research Analyst at Donaldson, Lufkin & Jenrette from October 1997 to February 2001 and at Salomon Brothers from June 1996 to October 1997. His other work experience includes Latin American Telecom Analyst at Smith New Court, and Latin American Telecom & Latin American Metal & Mining Analyst at HSBC/James Capel from 1995 to 1996. He earned a B.A. from Lehigh University in 1990 and an M.B.A. from New York University's Stern School of Business in 1996.

TERRY LALLY, CFA is a Vice President of CRM and joined the firm in 2000. He is responsible for investment research. Prior to joining CRM, Mr. Lally worked for nine years at The Prudential in U.S. small cap and emerging market equity analysis, corporate finance, and equity trading. Mr. Lally earned a B.B.A. from the University of Notre Dame in 1989, an M.B.A. from Harvard University in 1995, and is a Chartered Financial Analyst.

MICHAEL J. CAPUTO joined CRM as a Research Analyst in August 2002. Prior to joining CRM, he was a Vice President in Corporate Finance at Morgan Stanley from March 2000 to August 2002. Prior to that, he worked in Corporate Finance at Lehman Brothers from August 1998 to March 2000 and at Dillon Reed from August 1996 to August 1998. Mr. Caputo earned a B.A. from the University of Notre Dame and an M.B.A. from the Wharton School.

                               SERVICE PROVIDERS

   The chart below provides information on the Funds' and the Series' primary service providers.

Asset                                                                                    Shareholder
Management                                                                               Services

                 INVESTMENT ADVISER                                                                  TRANSFER AGENT
           Cramer Rosenthal McGlynn, LLC                                                                PFPC Inc.
                 520 Madison Avenue                                                                  760 Moore Road
                 New York, NY 10022                                                             King of Prussia, PA 19406

    Manages each Series' business and investment                                          Handles certain shareholder services,
                    activities.                                                                including recordkeeping and
                                                                                          statements, payment of distributions
                                                                                             and processing of buy and sell
                                                                                                        requests.

                                                         CRM LARGE CAP VALUE FUND
                                                          CRM MID CAP VALUE FUND
                                                         CRM SMALL CAP VALUE FUND

Fund                                                                                     Asset
Operations                                                                               Safe Keeping

                 ADMINISTRATOR AND                                                                      CUSTODIAN
                  ACCOUNTING AGENT
                                                                                                Wilmington Trust Company
        Rodney Square Management Corporation                                                    1100 North Market Street
              1100 North Market Street                                                            Wilmington, DE 19890
                Wilmington, DE 19890

       SUB-ADMINISTRATOR AND ACCOUNTING AGENT                                                         SUB-CUSTODIAN

                     PFPC Inc.                                                                     PFPC Trust Company
                301 Bellevue Parkway                                                             8800 Tinicum Boulevard
                Wilmington, DE 19809                                                             Philadelphia, PA 19153

                                                                                           Holds each Fund's and each Series'
  Provides facilities, equipment and personnel to                                         assets, settles all portfolio trades
 carry out administrative services related to each                                         and collects most of the valuation
Fund and calculates each Fund's net asset value and                                        data required for calculating each
                   distributions.                                                           Fund's and each Series' net asset
                                                                                                    value per share.

                                                                DISTRIBUTOR
                                                      Professional Funds Distributor,
                                                                    LLC
                                                              760 Moore Road
                                                         King of Prussia, PA 19406
                                                      Distributes each Fund's shares.

SHAREHOLDER INFORMATION

PRICING OF SHARES

The Series value their assets based on current market values when such values are available. These prices normally are supplied by a pricing service. Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees.

PFPC Inc. determines the NAV per share of each Fund as of the close of regular trading on the New York Stock Exchange (the "Exchange") (currently 4:00 p.m., Eastern time), on each business day (i.e., a day that the Exchange and the transfer agent are open for business). The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent and, no circumstances will any order be accepted for purchase, redemption or exchange after the NAV calculation. The NAV is calculated by adding the value of all securities and other assets in a Fund, deducting its liabilities and dividing the balance by the number of outstanding shares in that Fund. Shares will not be priced on Saturdays, Sundays or the following holidays when the Exchange is closed:

  New Year's Day                Good Friday                     Labor Day
  Martin Luther King, Jr. Day   Memorial Day Independence Day   Thanksgiving Day
  Presidents' Day                                               Christmas Day

PURCHASE OF SHARES

Fund shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment in a Fund's Investor Shares is $2,500 ($2,000 for IRAs or automatic investment plans). The Funds, in their sole discretion, may waive the minimum initial amount to establish certain Investor Share accounts. The minimum additional investment for all accounts is $100. You may purchase shares as specified below.

You may also purchase shares if you are a client of a broker or other financial institution (a "Third Party"). The policies and fees charged by a Third Party may be different than those charged by a Fund. Banks, brokers, retirement plans and financial advisers may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your financial institution or retirement plan for further information.

BY MAIL: You may purchase shares by sending a check drawn on a U.S. bank payable to CRM Funds, indicating the name of the Fund, along with a completed application (provided with this prospectus). If a subsequent investment is being made, the check should also indicate your Fund account number. When you make purchases by check, each Fund may withhold payment on redemptions until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

          REGULAR MAIL:                           OVERNIGHT MAIL:

          CRM Funds                               CRM Funds
          c/o PFPC Inc.                           c/o PFPC Inc.
          P.O. Box 9812                           760 Moore Road
          Providence, RI 02940                    King of Prussia, PA 19406

BY WIRE: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) CRM-2883 before making a purchase by wire, and if making an initial purchase, to also obtain an account number. Once you have an account number, you should instruct your bank to wire funds to:

          PFPC Trust Company
          c/o PNC Bank
          Philadelphia, PA
          ABA #031-0000-53
          DDA #86-1282-2896
          Attention: CRM Funds

Be sure to include your account number, the Fund name and your name. If you make an initial purchase by wire, you must promptly forward a completed application to the transfer agent at the address above. If you are making a subsequent purchase, the wire should also indicate your Fund account number.

ADDITIONAL INFORMATION REGARDING PURCHASES: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any business day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following business day.

Any purchase order may be rejected if a Fund determines that accepting the order would not be in the best interest of the Fund or its shareholders. The Funds will not accept third party checks.

It is the responsibility of the Third Party to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

For information on other ways to purchase shares, including through an individual retirement account (IRA), or an automatic investment plan, please refer to our SAI.

REDEMPTION OF SHARES

      You may sell your shares on any business day. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. There is no fee when Fund shares are redeemed. It is the responsibility of the Third Party to transmit redemption orders and credit their customers' accounts with redemption proceeds on a timely basis. Redemption checks are normally mailed on the next business day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the transfer agent before 4:00 p.m., Eastern time), or the next business day (if received after 4:00 p.m., Eastern time, or on a non-business day), but never later than 7 days following such receipt. If you purchased your shares through an account with a Third Party, you should contact the Third Party for information relating to redemptions. The Fund's name and your account number should accompany any redemption requests.

MARKET TIMING: The Funds are not designed to accommodate market timing or repetitive trading. "Market timing" is defined as effecting frequent trades into or out of a Fund in an effort to anticipate or time price movements. A Fund may restrict or refuse purchase or exchange orders by market timers or by those persons the Fund or the Distributor believe are engaging in similar trading activity. Market timing can adversely impact the ability of an investment adviser to invest assets in an orderly, long-term manner, which in turn may adversely impact the expenses and the performance of a Fund. There is no guaranty that the Funds or their agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence.

BY MAIL: If you redeem your shares by mail, you should submit written instructions with a signature guarantee. A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. Your written instructions must include the Fund name, your Fund account numbers, your printed name and your signature and should be mailed with your signature guarantee to:

          REGULAR MAIL:                           OVERNIGHT MAIL:
          CRM Funds                               CRM Funds
          c/o PFPC Inc.                           c/o PFPC Inc.
          P.O. Box 9812                           760 Moore Road
          Providence, RI 02940                    King of Prussia, PA 19406

BY TELEPHONE: If you prefer to redeem your shares by telephone you may elect to do so, however, there are risks. The Funds have safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine, in order to mitigate the risk of fraudulent acts. If such procedures are followed, you will bear the risk of any losses.

ADDITIONAL INFORMATION REGARDING REDEMPTIONS: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Fund account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Fund account address of record when you submit written instructions. You may change the bank account that you have designated to receive amounts redeemed at any time. Any request to change the bank account designated to receive redemption proceeds should be accompanied by a signature guarantee. A signature and a signature guarantee are required for each person in whose name the bank account is registered. Further documentation will be required to change the designated bank account when a corporation, other organization, trust, fiduciary or other institutional investor holds a Fund's shares.

If shares to be redeemed represent a recent investment made by check, each Fund reserves the right to withhold the redemption proceeds until it has reasonable grounds to believe that the check has been collected (which could take up to 10 days).

SMALL ACCOUNTS: If the value of your investment in a Fund falls below $2,500 for Investor Share accounts, ($2,000 for IRAs or automatic investment plans), a Fund may ask you to increase your balance. If the account value is still below $2,500 after 60 days, a Fund may close your account and send you the proceeds. A Fund will not close your account if it falls below $2,500 solely as a result of a reduction in your account's market value.

REDEMPTIONS IN KIND: The Funds reserve the right to make redemptions "in kind" -- payments of redemption proceeds in portfolio securities rather than cash -- if the amount redeemed is large enough to affect the Series' operations (for example, if it represents more than 1% of a Series' assets).

EXCHANGE OF SHARES

You may exchange all or a portion of your shares in a Fund for Investor Shares of another CRM fund.

Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. See "Taxes" for a discussion of the tax effect on an exchange of shares.

Exchange transactions will be subject to the minimum initial investment and other requirements of the fund into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder's account of less than $2,500 for Investor Share accounts.

To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in an account with a Third Party, contact the Third Party. The Funds may terminate or modify the exchange offer described here and will give you 60 days' notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of Investor Shares to be acquired through such exchange may be legally made.

DIVIDENDS AND DISTRIBUTIONS

As a shareholder of a Fund, you are entitled to dividends and other distributions arising from net investment income and net realized gains, if any, earned on the investments held by the Funds. Dividends and distributions, if any, are declared and paid annually to you. Each Fund expects to distribute any net realized gains once a year.

Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional Fund shares unless you have elected to receive the distributions in cash.

TAXES

FEDERAL INCOME TAXES: As long as a Fund meets the requirements for being a "regulated investment company," it pays no Federal income tax on the earnings and gains it distributes to shareholders. While each Fund may invest in securities that earn interest exempt from Federal income tax, the Funds invest primarily in taxable securities. Each Fund will notify you following the end of the calendar year of the amount of dividends and other distributions paid that year.

Dividends you receive from a Fund, whether reinvested in Fund shares or taken as cash, are generally taxable to you as ordinary income. Distributions of a Fund's net capital gain whether reinvested in Fund shares or taken as cash, are taxable to you as long-term capital gain, when designated as such, regardless of the length of time you have held your shares. You should be aware that if Fund shares are purchased shortly before the record date for any dividend or capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution. Each Fund anticipates the distribution of net investment income.

It is a taxable event for you if you sell or exchange shares of a Fund. Depending on the initial purchase price of the shares being sold or exchanged and the sale price of the shares you sell or exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

STATE AND LOCAL INCOME TAXES: You should consult your tax advisor concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

This section is only a summary of some important income tax considerations that may affect your investment in a Fund. More information regarding those considerations appears in our SAI. You are urged to consult your tax advisor regarding the effects of an investment on your tax situation.

DISTRIBUTION ARRANGEMENTS

Professional Funds Distributor, LLC (the "Distributor") manages the Funds' distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreement with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. The Funds do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

SHAREHOLDER SERVICE FEES

The Board of Trustees has adopted a shareholder service plan authorizing each Fund to pay shareholder service providers an annual fee not exceeding 0.25% of the Fund's average daily net assets of its Investor Shares, to compensate shareholder service providers who maintain a service relationship with shareholders of the Fund's Investor Shares. Service activities provided by service providers under this plan include (a) establishing and maintaining shareholders accounts and records, (b) answering shareholders inquiries, (c) assisting in share purchases and redemptions, (d) providing statements and reports to shareholders, and (e) providing other services requested by shareholders of Investor Shares.

MASTER/FEEDER STRUCTURE

Other investors, including other mutual funds, may invest in the Series. The master/feeder structure enables various institutional investors, including a Fund, to pool their assets, which may be expected to result in economies of scale by spreading certain fixed costs over a larger asset base and providing purchasing power. Each shareholder of a Series, including a Fund, will pay its proportionate share of the Series' expenses.

For reasons relating to costs or a change in investment goal, among others, a Fund could switch to another master fund or decide to manage its assets itself. None of the Funds is currently contemplating such a move.

SHARE CLASSES

Each Fund issues Investor, Institutional and Retail Share classes. Each class has different minimum investment requirements, fees and expenses. Not all classes of a Fund are currently operational. . Investors investing $2,500 or more may purchase Investor Shares. Other investors investing $1,000 or more may purchase Retail Shares. Institutional Shares are offered only to those investors who invest in a Fund through an intermediary (i.e. broker) or through a consultant and who invest $1,000,000 or more, or where related accounts total $1,000,000 or more when combined. Unlike the Retail and Investor Shares, the Institutional Shares are not subject to a shareholder service fee. The Retail Shares are subject to a Rule 12b-1 distribution fee.

                                    GLOSSARY

CAP:

"Cap" is short for market capitalization which refers to the market value of all of a company's common stock on the stock market.

FUNDAMENTAL POLICY:

An investment policy that may not be changed or deviated from without shareholder approval.

FUND EXPENSES:

Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder distribution, administration and custody services.

INDEX:

An index is a broad measure of the market performance of a specific group of securities in a particular market, or securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

INVESTMENT ADVISER:

The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the fund's investment program. The Board of Trustees oversees the investment adviser (as well as all service providers) and establishes policies that the investment adviser must follow in its management activities.

MUTUAL FUND:

A mutual fund pools shareholders' money and, using a professional investment manager, invests it in securities like stocks and bonds. Each Fund is a separate mutual fund.

NET ASSET VALUE OR "NAV":

NAV = Assets - Liabilities
      --------------------
       Outstanding Shares

NET INVESTMENT INCOME:

Net investment income consists of interest and dividends earned by a mutual fund on its investments less accrued expenses

VALUE FUNDS:

Value funds primary invest in the common stock that are considered by the investment adviser to be undervalued in the marketplace relative to the issuer's underlying profitability, or rather a company's stock price does not reflect the value of the company.

                              FOR MORE INFORMATION

FOR INVESTORS WHO WANT MORE INFORMATION ON THE FUNDS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

ANNUAL/SEMI-ANNUAL REPORTS: These reports contain performance data and information on the Funds' holdings and operating results for the Funds' most recently completed fiscal year or half-year. The annual report also includes a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides additional technical and legal descriptions of the Funds' policies, investment restrictions, risks, and business structure. The information in the SAI is incorporated into this prospectus by this reference.

Copies of these documents and answers to questions about the Funds may be obtained without charge by contacting:

         CRM Funds
         c/o PFPC Inc.
         760 Moore Road
         King of Prussia, Pennsylvania 19406
         (800) CRM-2883
         9:00 a.m. to 5:00 p.m., Eastern time

Information about the Funds (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Funds may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.

FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL 1-(800) CRM-2883.

            The investment company registration number is 811-08648.

                            CRM LARGE CAP VALUE FUND
                             CRM MID CAP VALUE FUND
                            CRM SMALL CAP VALUE FUND

                                  RETAIL SHARES

                       PROSPECTUS DATED ___________, 2004

This prospectus gives vital information about the CRM Large Cap Value Fund, the CRM Mid Cap Value Fund and the CRM Small Cap Value Fund of WT Mutual Fund, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

LIKE ALL MUTUAL FUND SHARES, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                TABLE OF CONTENTS

A look at the objectives, strategies,       FUND DESCRIPTIONS
risks, expenses and financial                  Summary........................................................
history of each Fund.                          Performance Information........................................
                                               Fees and Expenses..............................................
                                               Investment Objectives..........................................
                                               Primary Investment Strategies..................................
                                               Additional Risk Information....................................
                                               Financial Highlights...........................................

Details about the service                   MANAGEMENT OF THE FUNDS
providers.                                     Investment Adviser.............................................
                                               Service Providers..............................................

Policies and instructions for               SHAREHOLDER INFORMATION
opening, maintaining and                       Pricing of Shares..............................................
closing an account in any of                   Purchase of Shares.............................................
the Funds.                                     Redemption of Shares...........................................
                                               Exchange of Shares.............................................
                                               Dividends and Distributions....................................
                                               Taxes..........................................................

Details on the Funds' distribution plans    DISTRIBUTION ARRANGEMENTS
shareholder service plans, share classes       Rule 12b-1 Fees................................................
and master/feeder arrangement.                 Shareholder Service Fees.......................................
                                               Master/Feeder Structure........................................
                                               Share Classes..................................................

                                            FOR MORE INFORMATION..............................................  BACK COVER

For information about key terms and concepts, please refer to the "Glossary."

FUND DESCRIPTIONS

                            CRM LARGE CAP VALUE FUND
                             CRM MID CAP VALUE FUND
                            CRM SMALL CAP VALUE FUND

                                  Retail Shares

SUMMARY

Investment Objectives      The LARGE CAP VALUE FUND, MID CAP VALUE FUND and
                           SMALL CAP VALUE FUND each seek to achieve long-term capital appreciation.

Investment Focus           Equity (or equity related) securities

Share Price Volatility     High

Principal Investment       Each Fund is a separate series of WT Mutual Fund and
Strategies                 operates as a "feeder fund," which means that a Fund
                           does not buy individual securities directly. Instead, each Fund invests in a corresponding mutual fund or "master fund," which in turn purchases investment securities. Each Fund invests all of its assets in a master fund ("Series"), which is a separate series of WT Investment Trust I. Each Fund and its corresponding Series have the same investment objective, policies and limitations.

                           - The LARGE CAP VALUE FUND invests all of its assets in the Large Cap Value Series, which under normal circumstances invests at least 80% of its assets in a diversified portfolio of equity or equity related securities of companies with market capitalizations at the time of initial purchase equal to those in the Russell 1000 Value Index ("large cap companies") and are publicly traded on a U.S. securities market.

                           - The MID CAP VALUE FUND invests all of its assets in the Mid Cap Value Series, which under normal circumstances invests at least 80% of its assets in a diversified portfolio of equity or equity related securities of companies with market capitalizations at the time of initial purchase equal to those in the Russell Midcap Value Index ("mid cap companies") and are publicly traded on a U.S. securities market.

                           - The SMALL CAP VALUE FUND invests all of its assets in the Small Cap Value Series, which under normal circumstances invests at least 80% of its assets in a diversified portfolio of equity or equity related securities of companies with market capitalizations at the time of initial purchase equal to those in the Russell 2000 Value Index ("small cap companies") and are publicly traded on a U.S. securities market.

Principal Risks            The Funds are subject to the risks summarized below
                           and further described under the heading "ADDITIONAL
                           RISK INFORMATION" in this prospectus.

                           - It is possible to lose money by investing in a Fund. There is no guarantee that the stock market or that the stocks that a Series holds will increase in value.

                           - A Fund's share price will fluctuate in response to changes in the market value of a Fund's investments. Market value changes result from business developments affecting an issuer as well as general market and economic conditions.

                           - A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated.

                           -    Small and mid cap companies may be more
                                vulnerable than large cap companies to adverse business or economic developments, and their securities may be less liquid and more volatile.

                           - The performance of a Fund will depend on whether or not the investment adviser is successful in pursuing the Fund's investment strategy.

                           - The Funds are also subject to other risks, which are described under "ADDITIONAL RISK INFORMATION."

Investor Profile           Investors who want the value of their investment to
                           grow and who are willing to accept more volatility for the possibility of higher returns.

PERFORMANCE INFORMATION

CRM LARGE CAP VALUE FUND

As of the date of this prospectus, Retail Shares of the CRM Large Cap Value Fund had not commenced operations. The bar chart and the performance table below illustrate the risks and volatility of an investment in the Large Cap Value Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for one year and since inception, both before and after taxes, compare with those of the Russell 1000 Value Index, a broad based measure of market performance. The performance shown in the bar chart and performance table are for Investor Shares of the Fund, which are not offered in this prospectus. However, Investor Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Retail Shares do not have the same expenses. Specifically, Retail Shares are subject to a distribution fee of 0.15% and a shareholder service fee of 0.25%, of average daily net assets of Retail Shares. Had such fees been deducted, the returns would be less. Total return of the Fund would have been lower had certain fees and expenses not been waived and/or reimbursed. Of course, the Fund's past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

           ANNUAL TOTAL RETURNS FOR THE CALENDAR YEARS SINCE INCEPTION

                              [PERFORMANCE GRAPH]

PERFORMANCE YEARS              Returns
1999                            -5.39%
2000                            18.28%
2001                            -5.63%
2002                           -28.40%
2003                            25.04%

      CALENDAR YEAR-TO-DATE TOTAL RETURN AS OF SEPTEMBER 30, 2004: _____%

          BEST QUARTER                 WORST QUARTER
             12.69%                       (19.16)%
         (December 31, 2001)         (September 30, 2002)

INVESTOR SHARES

                                                                                                                   SINCE INCEPTION
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003                                 1 YEAR         5 YEARS       (AUGUST 25, 1998)
----------------------------------------------------                                 ------         -------       -----------------
Before Taxes                                                                         25.04%         (1.12)%             1.63%
After Taxes on Distributions(1)                                                      24.93%         (1.31)%             1.41%
After Taxes on Distributions and Sales of Shares(1)                                  16.27%         (1.07)%             1.26%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes) (2)      ____%          ____%              ____%
S&P 500 Index  (reflects no deduction for fees, expenses or taxes)(3)                 ____%          ____%              ____%

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2) The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 8% of the investable equity market.

(3) The S&P 500 Index is the Standard and Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices.

CRM MID CAP VALUE FUND

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Mid Cap Value Fund's Retail Shares by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for one year and since inception, both before and after taxes, compare with those of the Russell Midcap Value Index, a broad based measure of market performance. Of course, the Fund's past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

           ANNUAL TOTAL RETURNS FOR THE CALENDAR YEAR SINCE INCEPTION

                              [PERFORMANCE GRAPH]

PERFORMANCE YEARS               Returns
2003                            41.41%

         CALENDAR YEAR-TO-DATE TOTAL RETURN AS OF SEPTEMBER 30, 2004: _____%

            BEST QUARTER                          WORST QUARTER

               _____%                              (________)%
          (______________)                      (______________)

RETAIL SHARES

                                                                                                        SINCE INCEPTION
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003                                     1 YEAR         (JULY 30, 2002)
----------------------------------------------------                                     ------         ---------------
Before Taxes                                                                             41.41%             23.97%
After Taxes on Distributions(1)                                                          41.35%             23.85%
After Taxes on Distributions and Sales of Shares(1)                                      26.92%             20.45%
Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)(2)        _____%             _____%
Russell Midcap Index (reflects no deduction for fees, expenses or taxes)(3)              _____%             _____%

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2) The Russell Midcap Value Index measures the performance of those companies in the Russell Midcap Index with lower price-to-book ratios and lower forecasted growth values.

(3) The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents the performance of the 1,000 largest companies in the U.S. equity market.

CRM SMALL CAP VALUE FUND

As of the date of this prospectus, Retail Shares of the CRM Small Cap Value Fund had not commenced operations. The bar chart and the performance table below illustrate the risks and volatility of an investment in the Small Cap Value Fund's Investor Shares by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for one and five years and since inception, both before and after taxes, compare with those of the Russell 2000 Value Index, a broad based measure of market performance. The performance shown in the bar chart and performance table are for Investor Shares of the Fund, which are not offered in this prospectus. However, Investor Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Retail Shares do not have the same expenses. Specifically, Retail Shares are subject to a distribution fee of 0.15% and a shareholder service fee of 0.25%, of average daily net assets of Retail Shares. Had such fees been deducted, the returns would be less. Of course, the Fund's past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

           ANNUAL TOTAL RETURNS FOR THE CALENDAR YEARS SINCE INCEPTION

                              [PERFORMANCE GRAPH]

PERFORMANCE YEARS               Returns
1996                            38.95%
1997                            21.73%
1998                           -12.21%
1999                            10.99%
2000                            18.04%
2001                            26.34%
2002                           -17.83%
2003                            48.33%

      CALENDAR YEAR-TO-DATE TOTAL RETURN AS OF SEPTEMBER 30, 2004: _____%

            BEST QUARTER                        WORST QUARTER
               20.68%                             (22.80%)
        (December 31, 2001)                 (September 30, 1998)

INVESTOR SHARES

                                                                                                         SINCE INCEPTION
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003                  1 YEAR            5 YEARS         (OCTOBER 1, 1995)
----------------------------------------------------                  ------            -------         -----------------
Before Taxes                                                          48.33%            15.07%               15.20%
After Taxes on Distributions(1)                                       48.33%            14.03%               14.19%
After Taxes on Distributions and Sales of Shares(1)                   31.41%            12.63%               13.03%
RUSSELL 2000 VALUE INDEX (reflects no deduction for fees,
expenses or taxes)(2)                                                 _____%            _____%               _____%
RUSSELL 2000 INDEX (reflects no deduction for fees, expenses
or taxes)(3)                                                          _____%            _____%               _____%

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2) The Russell 2000 Value Index measures the performance of those companies in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values.

(3) The Russell 2000 Index measures the performance of the 2,000 smallest companies in the U.S. equity market

FEES AND EXPENSES

         The table below shows the fees and expenses that you may pay if you buy and hold Retail Shares of a Fund. No sales charges or other fees are paid directly from your investment.

RETAIL SHARES

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)(1)

LARGE CAP VALUE FUND
Management fees                                                                                        0.55%
Distribution (Rule 12b-1) fees(2)                                                                      0.15%
Shareholder Servicing Fees                                                                             0.25%
Other Expenses                                                                                         1.17%
TOTAL ANNUAL OPERATING EXPENSES(3)                                                                     2.12%
Fee Waiver                                                                                            (0.57)%
Net Expenses(3)                                                                                        1.55%

MID CAP VALUE FUND
Management fees                                                                                        0.75%
Distribution (Rule 12b-1) fees(2)                                                                      0.15%
Shareholder Servicing Fees                                                                             0.25%
Other Expenses                                                                                         0.90%
TOTAL ANNUAL OPERATING EXPENSES                                                                        2.05%
Fee Waiver                                                                                             0.64%
Net Expenses                                                                                           1.41%
SMALL CAP VALUE FUND
Management fees                                                                                        0.75%
Distribution (Rule 12b-1) fees(2)                                                                      0.15%
Shareholder Servicing Fees                                                                             0.25%
Other Expenses                                                                                         0.22%
TOTAL ANNUAL OPERATING EXPENSES                                                                        1.37%

-------------------------
(1) The table above and the Example below each reflect the aggregate annual operating expenses of each Fund and the corresponding Series in which the Fund invests.

(2) While the distribution plan provides for reimbursement of up to 0.25% of the Retail Shares Fund's average net assets, the Board of Trustees has authorized annual payments of up to 0.15% of the Fund's Retail Shares average net assets.

(3) The investment adviser has a contractual obligation to waive a portion of its fees through November 1, 2010 and assume certain expenses of each Fund to the extent that the total annual operating expenses exceed 1.55% of net assets.

EXAMPLE

This Example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that:

-     you reinvested all dividends and other distributions;

-     the average annual return was 5%;

- each Fund's total operating expenses (reflecting applicable contractual fee waivers and expense reimbursement arrangements) are charged and remain the same over the time periods; and

-     you redeemed all of your investment at the end of each time period.

Although your actual costs may be higher or lower based on these assumptions, your costs would be:

                    LARGE CAP           MID CAP       SMALL CAP
RETAIL SHARES       VALUE FUND         VALUE FUND     VALUE FUND
                    ----------         ----------     ----------
1 Year               $  158             $  144         $  139
3 Years              $  490             $  446         $  434
5 Years                 N/A             $  771            N/A
10 Years                N/A             $2,087            N/A

The above example is for comparison purposes only and is not a representation of a Fund's actual expenses and returns, either past or future of Retail Shares of a Fund.

INVESTMENT OBJECTIVES

The CRM Large Cap Value Fund, CRM Mid Cap Value Fund and CRM Small Cap Value Fund each seek to achieve long-term capital appreciation. These investment objectives may not be changed without shareholder approval. There is no guarantee that a Fund will achieve its investment objective.

PRIMARY INVESTMENT STRATEGIES

The CRM LARGE CAP VALUE FUND invests its assets in the Large Cap Value Series, which, under normal conditions, invests at least 80% of its assets in a diversified portfolio of the following equity or equity-related securities:

- common and preferred stocks of companies that have a market capitalization, at the time of purchase, equal to those in the Russell 100 Value Index ("large cap company") and are publicly traded on a U.S. securities market;

- options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of large cap companies;

-     options on indices of the common stock of large cap companies; and

- contracts for either the future delivery, or payment in respect of the future market value, of certain indices of the common stock of large cap companies; and

-     options upon such futures contracts.

The market capitalization range of the Russell 1000 Value Index changes constantly; on September 30, 2004, the range was from $___ million to $____ billion.

The CRM MID CAP VALUE FUND invests its assets in the Mid Cap Value Series, which, under normal conditions, invests at least 80% of its total assets in a diversified portfolio of the following equity or equity-related securities:

- common and preferred stocks of companies that have a market capitalization, at the time of purchase, equal to those in the Russell MidCap Value Index ("mid cap company") and are publicly traded on a U.S. securities market;

- options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of mid cap companies; and

-     warrants.

The market capitalization range of the Russell Midcap Value Index changes constantly; on September 30, 2004, the range was from $___ to $____.

The CRM SMALL CAP VALUE FUND invests its assets in the Small Cap Value Series, which, under normal conditions, invests at least 80% of its total assets in a diversified portfolio of the following equity or equity-related securities:

- common and preferred stocks of companies that have a market capitalization, at the time of purchase, equal to those in the Russell 2000 Value Index ( "small cap company ");

- options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of small cap companies; and

-     warrants.

The market capitalization range of the Russell 2000 Value Index changes constantly; on September 30, 2004, the range was from $___ to $____.

With respect to all of the Series, the equity securities of non-U.S. issuers, whose market capitalizations fall within the capitalization ranges set forth above or within the ranges of other recognized indices, that are publicly traded on The Nasdaq Stock Market or a U.S. securities exchange, including the New York Stock Exchange and the American Stock Exchange, will be eligible for investment under the Series' primary investment strategies.

Each Series may, without limit, invest in commercial paper and other money market instruments rated in one of the two highest rating categories by a nationally recognized statistical rating organization, in response to adverse market conditions, as a temporary defensive position. The result of this action may be that the Series will be unable to achieve their respective investment objectives.

VALUE INVESTING. Through their investment in a corresponding Series, the Funds seek to invest in stocks that are less expensive than comparable companies, as determined by price-to-earnings ratios, price-to-cash flow ratios, asset value per share or other measures. Value investing therefore may offer the potential for capital appreciation as a stock gains favor among other investors and its price rises.

The Series' investment adviser relies on selecting individual stocks and does not try to predict when the stock market might rise or fall. It seeks out stocks that are undervalued in the marketplace relative to the issuer's underlying profitability and, in some cases, neglected by financial analysts. The investment adviser evaluates the degree of analyst recognition by monitoring the number of analysts who follow a company and recommend its purchase or sale to investors.

THE INVESTMENT ADVISER'S PROCESS. The investment adviser starts by identifying early changes in a company's operations, finances or management. The investment adviser is attracted to companies which it believes will look different tomorrow
- operationally, financially, managerially - when compared to yesterday. This type of dynamic change often creates confusion and misunderstanding and may lead to a drop in a company's stock price. Examples of change include mergers, acquisitions, divestitures, restructurings, change of management, new market/product/means of production/distribution, regulatory change, etc. Once change is identified, the investment adviser evaluates the company on several levels. It analyzes:

      -     Financial models based principally upon projected cash flows;

      - The price of a company's stock in the context of what the market is willing to pay for stock of comparable companies and what a strategic buyer would pay for the whole company;

      -     The extent of management's ownership interest in a company; and

      - A company's market position by corroborating its observations and assumptions by meeting with management, customers and suppliers.

The investment adviser also evaluates the degree of recognition of a company by investors by monitoring the number of sell side analysts who closely follow a company and the nature of its shareholder base. Before deciding to purchase a stock, the investment adviser conducts an appropriate amount of business due diligence to corroborate its observations and assumptions.

The identification of change comes from a variety of sources including the extensive use of its own proprietary database as well as a computer screening process which is run using various criteria. In addition, the investment adviser has an extensive network of relationships with clients, other investors, and intermediaries such as national and regional brokerage firms. Members of the investment adviser's portfolio management team regularly meet with companies and sponsor annually more than 200 company/management meetings in its New York office.

By reviewing historical relationships and understanding the characteristics of a business, the investment adviser establishes valuation parameters using relative ratios or target prices. In its overall assessment, the investment adviser seeks stocks that it believes have a greater upside potential than downside risk over an 18 to 24 month holding period.

An important function of the investment adviser is to set a price target at which the stock will be sold when there has been no fundamental change in the investment case. In setting a target price for a stock, the investment adviser considers appreciation potential relative to risk over a two year period. The investment adviser constantly monitors the companies held by a Series to determine if there have been any fundamental changes in the reasons that prompted the initial purchase of the stock. If significant changes for the better have not materialized, the stock will be sold. The initial investment case for stock purchase, which has been documented, is examined by the investment adviser's portfolio management team. A final decision on selling the stock is made after all such factors are analyzed.

PORTFOLIO TURNOVER. The frequency of transactions in fund shares and a Series' turnover rate will vary from year to year depending on the market. A higher turnover rate increases transaction costs (i.e., brokerage commissions) and adverse tax consequences for Series' shareholders with frequent trading activity, a greater proportion of any dividends paid out by the Series will be characterized as ordinary income, which is taxed at higher rates than long-term capital gains. Under normal market conditions, the Large Cap Value and Small Cap Value Series' turnover rate is expected to be less than 100%. Under normal market conditions, the Mid Cap Value Series turnover rate is expected to be less than 150%.

Each Series also may use other strategies and engage in other investment practices, which are described in detail in our Statement of Additional Information ("SAI").

ADDITIONAL RISK INFORMATION

The following is a list of certain risks that may apply to your investment in a Fund unless otherwise indicated. Further information about a Fund's investments is available in our SAI:

- DERIVATIVES RISK: Some of the securities in which a Series' invests may be referred to as "derivatives" because their value depends on, or is derived from, the value of an underlying asset, reference rate or index. These investments include options, futures contracts and similar investments that may be used in hedging and related income strategies. The market value of derivative instruments and securities is sometimes more volatile than that of other investments, and each type of derivative may pose its own special risks. As a fundamental policy, no more than 15% of a Series' total assets may be committed or exposed to derivative strategies.

- FOREIGN COMPANY RISK: The risk of losses due to political, regulatory, economic, social or other uncontrollable forces in a foreign country not normally associated with investing in the U.S. issuers.

- LIQUIDITY RISK: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

- MARKET RISK: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

- MASTER/FEEDER RISK: While the master/feeder structure is designed to reduce costs, it may not do so, and the Funds may encounter operational or other complications. For example, large-scale redemptions by other feeders, if any, of their shares of a master fund could have adverse effects on your feeder fund such as requiring the liquidation of a substantial portion of the master fund's holdings at a time when it may be disadvantageous to do so. Also, other feeders of a master fund may have a greater ownership interest in the master fund than your feeder fund has and, therefore, could have effective voting control over the operation of the master fund.

- OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

- SMALL AND MID CAP RISK: Small and mid cap companies may be more vulnerable than larger companies to adverse business or economic developments. Small and mid cap companies may also have limited product lines, markets or financial resources, may be dependent on relatively small or inexperienced management groups and may operate in industries characterized by rapid technological obsolescence. Securities of such companies may be less liquid and more volatile than securities of larger companies and therefore may involve greater risk than investing in larger companies. (Not applicable to CRM Large Cap Value Fund.)

- VALUATION RISK: The risk that a Series has valued certain of its securities at a higher price than it can sell them.

- VALUE INVESTING RISK: The risk that a Series' investment in securities believed to be undervalued in the marketplace relative to the issuer's underlying profitability, do not appreciate in value as anticipated.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the financial performance of the CRM Mid Cap Value Fund since inception. The Retail Shares of the CRM Large Cap Value Fund and the CRM Small Cap Value Fund have not commenced operations as of the date of this prospectus. Certain information reflects financial results for a single Retail Share of the CRM Mid Cap Value Fund. The total returns in the tables represent the rate that a shareholder would have earned (or lost) on an investment in the CRM Mid Cap Value Fund (assuming reinvestment of all dividends and other distributions). This information has been audited by __________, whose report, along with the Fund's financial statements, is included in the Institutional Shares' Annual Report, which is available, without charge, upon request.

                                                                              PERIOD ENDED
                                                                                JUNE 30,
                                                                                2003(a)
                                                                              ---------
MID CAP VALUE FUND - RETAIL SHARES
NET ASSET VALUE - BEGINNING OF PERIOD                                         $ 16.02
                                                                              -------

INVESTMENT OPERATIONS:

   Net investment income........................................                 0.02(b)
   Net realized and unrealized gain (loss) on investments.......                 1.72
                                                                              -------
     Total from investment operations...........................                 1.70
                                                                              -------
DISTRIBUTIONS TO SHAREHOLDERS:

   From net investment income...................................                   --
   From net realized gain on investments........................                (0.08)
                                                                              -------
     Total Distributions to Shareholders........................                (0.08)
                                                                              -------
NET ASSET VALUE - END OF PERIOD.................................              $ 17.64
                                                                              =======

TOTAL RETURN....................................................                10.67%(d)

RATIOS/SUPPLEMENTAL DATA
Ratio to average net assets:(e)
   Expenses, including reimbursement/waiver.....................                 1.50%(c)
   Expenses, excluding reimbursement/waiver.....................                 6.57%(c)
   Net investment income (loss), including
   reimbursement/waiver.........................................                (0.14)%(c)
Portfolio turnover rate.........................................                  142%(d)
Net assets at end of period (000's omitted).....................              $   777

(a) For the period July 30, 2002 (inception of Retail Share class) through December 31, 2002.

(b) The net investment loss per share was calculated using average shares outstanding method.

(c)   Not Annualized.

(d)   Annualized.

(e) The ratios to average net assets include expenses allocated from the WT Investment Trust I - Mid Cap Value Series (the "Series") and the portfolio turnover reflects the investment activity of the Series.

                             MANAGEMENT OF THE FUND

The Board of Trustees of WT Mutual Fund has oversight responsibility of the management, activities and affairs of the Funds and has approved contracts with various financial organizations to provide, among other services, the day-to-day management required by a Fund and its shareholders.

INVESTMENT ADVISER

Cramer Rosenthal McGlynn, LLC, ("CRM" or the "Adviser"), 520 Madison Avenue, New York, New York 10022, serves as the investment adviser to the Large Cap Value Series, the Mid Cap Value Series and the Small Cap Value Series. As the Series' investment adviser, CRM has the overall responsibility for directing the Series' investments. CRM and its predecessors have managed equity investments for mutual funds, corporate pension plans, educational, community, religious and private endowments and foundations as well as for individuals, in a value oriented style across a broad range of market capitalizations, and has been in business for more than thirty years. As of September 30, 2004, CRM had over $__ billion of assets under management.

For the twelve months ended June 30, 2004, CRM received investment advisory fees of 0.55%, 0.75% and 0.75%, as a percentage of average daily net assets, for the Large Cap Value Series, the Mid Cap Value Series and the Small Cap Value Series, respectively.

FUND MANAGERS

The day-to-day management of the Large Cap Value Series, the Mid Cap Value Series and the Small Cap Value Series is shared by a team of individuals employed by CRM. Ronald H. McGlynn and Jay B. Abramson are responsible for general oversight of the team and its day-to-day management of the Series. Each portfolio manager's business experience and educational background is as follows:

RONALD H. MCGLYNN is a Co-founder, Chief Executive Officer and President of CRM and has over 34 years of investment experience. Prior to co-founding CRM in 1973, Mr. McGlynn was a Portfolio Manager at Oppenheimer & Co. He received a B.A. from Williams College and an M.B.A. from Columbia University.

JAY B. ABRAMSON, CPA is an Executive Vice President of CRM. Mr. Abramson joined CRM in 1985 and is responsible for investment research and portfolio management. Mr. Abramson received a B.S.E. and J.D. from the University of Pennsylvania Wharton School and Law School, respectively, and is a Certified Public Accountant.

JAMES P. STOEFFEL, CPA joined CRM as a Vice President in March 2001 and is responsible for portfolio management and investment research. Prior to joining CRM, Mr. Stoeffel was the Director of Research at Palisade Capital Management from March 1999 to March 2001. Prior to that, he was Vice President in the Emerging Growth Stocks Research Group at Salomon Smith Barney from March 1993 to March 1999. He served as a Senior Financial Analyst/Assistant Treasurer with Ticor Title Insurance Co., and as an auditor. Mr. Stoeffel earned a B.A. from Washington & Lee University and an M.B.A. from New York University's Stern School of Business and is a Certified Public Accountant.

KEVIN M. CHIN is a Vice President of CRM. Mr. Chin joined the firm in 1989 and is responsible for investment research. Prior to joining CRM, Mr. Chin was a Financial Analyst for the Mergers and Acquisitions Department of Morgan Stanley and a Risk Arbitrageur with The First Boston Corporation. He received a B.S. from Columbia University School of Engineering & Applied Science.

ROBERT L. REWEY III, CFA joined CRM as a Vice President in January 2003. As a senior analyst, he is responsible for portfolio management and research in our investment research group. For the previous eight years, Mr. Rewey, III was a portfolio manager/ senior analyst at Sloate, Weisman, Murray & Co., Inc., a boutique money management firm. He earned a BA from the Caroll School of Management, Boston College and a MBA from Fuqua School of Business, Duke University.

ADAM L. STARR is a Vice President of CRM. Mr. Starr joined CRM in 1999 and is responsible for portfolio management and research. Prior to joining CRM, he was a Partner and Portfolio Manager at Weiss, Peck & Greer, LLC from 1992 to 1999. Previously, he was an Analyst and Portfolio Manager at Charter Oak Partners from 1990 to 1992 and First Manhattan Company. Mr. Starr earned a B.A. from Clark University and an M.B.A. from Columbia University.

DAVID A. TILLSON, CFA is a Senior Vice President at CRM. David joined CRM in October 2002 and is responsible for portfolio management. Prior to joining CRM, he was a Managing Director at U.S. Trust Company from 1993 to 2002. Mr. Tillson received a B.A. from Brown University and an M.B.A. from New York University. He is a member of the New York Society of Security and Analysts and the Association for Investment Management and Research.

CARL D. BROWN joined CRM in April 1999 and is a Research Analyst. Prior to joining CRM, Mr. Brown was a Tax Consultant and CPA at KPMG Peat Marwick from 1994 to April 1999. He earned a B.A. from the University of Pennsylvania in 1994 and an M.B.A. from New York University's Stern School of Business in 1996.

BRENDAN J. HARTMAN joined CRM in March 2001 as a Research Analyst. Prior to joining CRM, Mr. Hartman was a Research Analyst at Donaldson, Lufkin & Jenrette from October 1997 to February 2001 and at Salomon Brothers from June 1996 to October 1997. His other work experience includes Latin American Telecom Analyst at Smith New Court, and Latin American Telecom & Latin American Metal & Mining Analyst at HSBC/James Capel from 1995 to 1996. He earned a B.A. from Lehigh University in 1990 and an M.B.A. from New York University's Stern School of Business in 1996.

TERRY LALLY, CFA is a Vice President of CRM and joined the firm in 2000. He is responsible for investment research. Prior to joining CRM, Mr. Lally worked for nine years at The Prudential in U.S. small cap and emerging market equity analysis, corporate finance, and equity trading. Mr. Lally earned a B.B.A. from the University of Notre Dame in 1989, an M.B.A. from Harvard University in 1995, and is a Chartered Financial Analyst.

MICHAEL J. CAPUTO joined CRM as a Research Analyst in August 2002. Prior to joining CRM, he was a Vice President in Corporate Finance at Morgan Stanley from March 2000 to August 2002. Prior to that, he worked in Corporate Finance at Lehman Brothers from August 1998 to March 2000 and at Dillon Reed from August 1996 to August 1998. Mr. Caputo earned a B.A. from the University of Notre Dame and an M.B.A. from the Wharton School.

                               SERVICE PROVIDERS

      The chart below provides information on the Funds' and the Series' primary service providers.

Asset                                                                              Shareholder
Management                                                                         Services

         INVESTMENT ADVISER                                                                  TRANSFER AGENT
    Cramer Rosenthal McGlynn, LLC                                                              PFPC Inc.
         520 Madison Avenue                                                                 760 Moore Road
         New York, NY 10022                                                           King of Prussia, PA 19406

Manages each Series' business and investment                                            Handles certain shareholder
                 activities.                                                                services, including
                                                                                      recordkeeping and statements,
                                                                                        payment of distributions and
                                                                                      processing of buy and sell requests.

                                                   CRM LARGE CAP VALUE FUND
                                                   CRM MID CAP VALUE FUND
                                                   CRM SMALL CAP VALUE FUND

Fund                                                                               Asset
Operations                                                                         Safe Keeping

         ADMINISTRATOR AND
         ACCOUNTING AGENT                                                                 CUSTODIAN

    Rodney Square Management Corporation                                              Wilmington Trust Company
          1100 North Market Street                                                    1100 North Market Street
            Wilmington, DE 19890                                                      Wilmington, DE 19890

         SUB-ADMINISTRATOR AND
         ACCOUNTING AGENT                                                                   SUB-CUSTODIAN

                  PFPC Inc.
            301 Bellevue Parkway                                                          PFPC Trust Company
            Wilmington, DE 19809                                                        8800 Tinicum Boulevard
                                                                                        Philadelphia, PA 19153

    Provides facilities, equipment and personnel                                       Holds each Fund's and each
    to carry out administrative services related                                       Series' assets, settles all
     to each Fund and calculates each Fund's net                                      portfolio trades and collects
           asset value and distributions..                                             most of the valuation data
                                                                                      required for calculating each
                                                                                       Fund's and each Series' net
                                                                                         asset value per share.

                                                           DISTRIBUTOR
                                                        Professional Funds
                                                         Distributor, LLC
                                                          760 Moore Road
                                                   King of Prussia, PA 19406
                                                  Distributes each Fund's shares.

SHAREHOLDER INFORMATION

PRICING OF SHARES

The Series value their assets based on current market values when such values are available. These prices normally are supplied by a pricing service. Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees.

PFPC Inc. determines the NAV per share of each Fund as of the close of regular trading on the New York Stock Exchange (the "Exchange") (currently 4:00 p.m., Eastern time), on each business day (i.e., a day that the Exchange and the transfer agent are open for business). The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent and, no circumstances will any order be accepted for purchase, redemption or exchange after the NAV calculation. The NAV is calculated by adding the value of all securities and other assets in a Fund, deducting its liabilities and dividing the balance by the number of outstanding shares in that Fund. Shares will not be priced on Saturdays, Sundays or the following holidays when the Exchange is closed:

New Year's Day                   Good Friday                        Labor Day
Martin Luther King, Jr. Day      Memorial Day Independence          Thanksgiving Day
Presidents' Day                  Day                                Christmas Day

PURCHASE OF SHARES

Fund shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment in a Fund's Retail Shares is $1,000. The Funds, in their sole discretion, may waive the minimum initial amount to establish certain Retail Share accounts. Additional investment may be made in any amount. You may purchase shares as specified below.

You may also purchase shares if you are a client of a broker or other financial institution (a "Third Party"). The policies and fees charged by a Third Party may be different than those charged by a Fund. Banks, brokers, retirement plans and financial advisers may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your financial institution or retirement plan for further information.

BY MAIL: You may purchase shares by sending a check drawn on a U.S. bank payable to CRM Funds, indicating the name of the Fund, along with a completed application (provided with this prospectus). If a subsequent investment is being made, the check should also indicate your Fund account number. When you make purchases by check, each Fund may withhold payment on redemptions until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

REGULAR MAIL:                   OVERNIGHT MAIL:
-------------                   ---------------
CRM Funds                       CRM Funds
c/o PFPC Inc.                   c/o PFPC Inc.
P.O. Box 9812                   760 Moore Road
Providence, RI 02940            King of Prussia, PA 19406

BY WIRE: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) CRM-2883 before making a purchase by wire, and if making an initial purchase, to also obtain an account number. Once you have an account number, you should instruct your bank to wire funds to:

                  PFPC Trust Company
                  c/o PNC Bank
                  Philadelphia, PA
                  ABA #031-0000-53
                  DDA #86-1282-2896
                  Attention:  CRM Funds

Be sure to include your account number, the Fund name and your name. If you make an initial purchase by wire, you must promptly forward a completed application to the transfer agent at the address above. If you are making a subsequent purchase, the wire should also indicate your Fund account number.

ADDITIONAL INFORMATION REGARDING PURCHASES: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any business day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following business day.

Any purchase order may be rejected if a Fund determines that accepting the order would not be in the best interest of the Fund or its shareholders. The Funds will not accept third party checks.

It is the responsibility of the Third Party to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

For information on other ways to purchase shares, including through an individual retirement account (IRA), or an automatic investment plan, please refer to our SAI.

REDEMPTION OF SHARES

      You may sell your shares on any business day. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. There is no fee when Fund shares are redeemed. It is the responsibility of the Third Party to transmit redemption orders and credit their customers' accounts with redemption proceeds on a timely basis. Redemption checks are normally mailed on the next business day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the transfer agent before 4:00 p.m., Eastern time), or the next business day (if received after 4:00 p.m., Eastern time, or on a non-business day), but never later than 7 days following such receipt. If you purchased your shares through an account with a Third Party, you should contact the Third Party for information relating to redemptions. The Fund's name and your account number should accompany any redemption requests.

MARKET TIMING: The Funds are not designed to accommodate market timing or repetitive trading. "Market timing" is defined as effecting frequent trades into or out of a Fund in an effort to anticipate or time price movements. A Fund may restrict or refuse purchase or exchange orders by market timers or by those persons the Fund or the Distributor believe are engaging in similar trading activity. Market timing can adversely impact the ability of an investment adviser to invest assets in an orderly, long-term manner, which in turn may adversely impact the expenses and the performance of a Fund. There is no guaranty that the Funds or their agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence.

BY MAIL: If you redeem your shares by mail, you should submit written instructions with a signature guarantee. A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. Your written instructions must include the Fund name, your Fund account numbers, your printed name and your signature and should be mailed with your signature guarantee to:

REGULAR MAIL:                   OVERNIGHT MAIL:
-------------                   ---------------
CRM Funds                       CRM Funds
c/o PFPC Inc.                   c/o PFPC Inc.
P.O. Box 9812                   760 Moore Road
Providence, RI 02940            King of Prussia, PA 19406

BY TELEPHONE: If you prefer to redeem your shares by telephone you may elect to do so, however, there are risks. The Funds have safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine, in order to mitigate the risk of fraudulent acts. If such procedures are followed, you will bear the risk of any losses.

ADDITIONAL INFORMATION REGARDING REDEMPTIONS: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Fund account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Fund account address of record when you submit written instructions. You may change the bank account that you have designated to receive amounts redeemed at any time. Any request to change the bank account designated to receive redemption proceeds should be accompanied by a signature guarantee. A signature and a signature guarantee are required for each person in whose name the bank account is registered. Further documentation will be required to change the designated bank account when a corporation, other organization, trust, fiduciary or other institutional investor holds a Fund's shares.

If shares to be redeemed represent a recent investment made by check, each Fund reserves the right to withhold the redemption proceeds until it has reasonable grounds to believe that the check has been collected (which could take up to 10 days).

SMALL ACCOUNTS: If the value of your investment in a Fund falls below $500 for Retail Share accounts, a Fund may ask you to increase your balance. If the account value is still below $500 after 60 days, a Fund may close your account and send you the proceeds. A Fund will not close your account if it falls below $500 solely as a result of a reduction in your account's market value.

REDEMPTIONS IN KIND: The Funds reserve the right to make redemptions "in kind" -- payments of redemption proceeds in portfolio securities rather than cash -- if the amount redeemed is large enough to affect the Series' operations (for example, if it represents more than 1% of a Series' assets).

EXCHANGE OF SHARES

You may exchange all or a portion of your shares in a Fund for Retail Shares of another CRM fund.

Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. See "Taxes" for a discussion of the tax effect on an exchange of shares.

Exchange transactions will be subject to the minimum initial investment and other requirements of the fund into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder's account of less than $1,000 for Retail Share accounts.

To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in an account with a Third Party, contact the Third Party. The Funds may terminate or modify the exchange offer described here and will give you 60 days' notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of Retail Shares to be acquired through such exchange may be legally made.

DIVIDENDS AND DISTRIBUTIONS

As a shareholder of a Fund, you are entitled to dividends and other distributions arising from net investment income and net realized gains, if any, earned on the investments held by the Funds. Dividends and distributions, if any, are declared and paid annually to you. Each Fund expects to distribute any net realized gains once a year.

Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional Fund shares unless you have elected to receive the distributions in cash.

TAXES

FEDERAL INCOME TAXES: As long as a Fund meets the requirements for being a "regulated investment company," it pays no Federal income tax on the earnings and gains it distributes to shareholders. While each Fund may invest in securities that earn interest exempt from Federal income tax, the Funds invest primarily in taxable securities. Each Fund will notify you following the end of the calendar year of the amount of dividends and other distributions paid that year.

Dividends you receive from a Fund, whether reinvested in Fund shares or taken as cash, are generally taxable to you as ordinary income. Distributions of a Fund's net capital gain whether reinvested in Fund shares or taken as cash, are taxable to you as long-term capital gain, when designated as such, regardless of the length of time you have held your shares. You should be aware that if Fund shares are purchased shortly before the record date for any dividend or capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution. Each Fund anticipates the distribution of net investment income.

It is a taxable event for you if you sell or exchange shares of a Fund. Depending on the initial purchase price of the shares being sold or exchanged and the sale price of the shares you sell or exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

STATE AND LOCAL INCOME TAXES: You should consult your tax advisor concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

This section is only a summary of some important income tax considerations that may affect your investment in a Fund. More information regarding those considerations appears in our SAI. You are urged to consult your tax advisor regarding the effects of an investment on your tax situation.

DISTRIBUTION ARRANGEMENTS

Professional Funds Distributor, LLC (the "Distributor") manages the Funds' distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreement with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. Other than the Rule 12b-1 fees described below, the Funds do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

RULE 12b-1 FEES

The Retail Shares of each Fund has adopted a distribution plan under Rule 12b-1 that allows it to pay a fee to the Distributor for the sale and distribution of its Retail Shares. Because these fees are paid out of the Funds' assets on an ongoing basis, over time these fees indirectly will increase the cost of your investment and may cost you more than paying other types of sales charges.

Under the distribution plan, the Funds' will pay distribution fees to the distributor at a maximum annual rate of 0.25% of its aggregate average daily net assets attributable to its Retail Shares. While the distribution plan provides for reimbursement of up to 0.25% of a Fund's Retail Shares average net assets, the Board of Trustees has authorized annual payments of up to 0.15% of each Fund's Retail Shares average net assets.

SHAREHOLDER SERVICE FEES

The Board of Trustees has adopted a shareholder service plan authorizing each Fund to pay service providers an annual fee not exceeding 0.25% of the Fund's average daily net assets of its Retail Shares, to compensate service providers who maintain a service relationship with shareholders of the Fund's Retail Shares. Service activities provided by service providers under this plan include
(a) establishing and maintaining shareholders accounts and records, (b) answering shareholders inquiries, (c) assisting in share purchases and redemptions, (d) providing statements and reports to shareholders, and (e) providing other services requested by shareholders of Retail Shares.

MASTER/FEEDER STRUCTURE

Other investors, including other mutual funds, may invest in the Series. The master/feeder structure enables various institutional investors, including a Fund, to pool their assets, which may be expected to result in economies of scale by spreading certain fixed costs over a larger asset base and providing purchasing power. Each shareholder of a Series, including a Fund, will pay its proportionate share of the Series' expenses.

For reasons relating to costs or a change in investment goal, among others, a Fund could switch to another master fund or decide to manage its assets itself. None of the Funds is currently contemplating such a move.

SHARE CLASSES

Each Fund issues Investor, Institutional and Retail Share classes. Each class has different minimum investment requirements, fees and expenses. Not all classes of a Fund are currently operational. Investors investing $1,000 or more may purchase Retail Shares. Institutional Shares are offered only to those investors who invest in a Fund through an intermediary (i.e. broker) or through a consultant and who invest $1,000,000 or more, or where related accounts total $1,000,000 or more when combined. Other investors investing $2,500 or more may purchase Retail Shares. Unlike the Retail and Investor Shares, the Institutional Shares are not subject to a shareholder service fee. The Retail Shares are subject to a Rule 12b-1 distribution fee.

                                    GLOSSARY

CAP:

"Cap" is short for market capitalization which refers to the market value of all of a company's common stock on the stock market.

FUNDAMENTAL POLICY:

An investment policy that may not be changed or deviated from without shareholder approval.

FUND EXPENSES:

Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder distribution, administration and custody services.

INDEX:

An index is a broad measure of the market performance of a specific group of securities in a particular market, or securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

INVESTMENT ADVISER:

The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the fund's investment program. The Board of Trustees oversees the investment adviser (as well as all service providers) and establishes policies that the investment adviser must follow in its management activities.

MUTUAL FUND:

A mutual fund pools shareholders' money and, using a professional investment manager, invests it in securities like stocks and bonds. Each Fund is a separate mutual fund.

NET ASSET VALUE OR "NAV":

NAV = Assets - Liabilities
      --------------------
      Outstanding Shares

NET INVESTMENT INCOME:

Net investment income consists of interest and dividends earned by a mutual fund on its investments less accrued expenses

VALUE FUNDS:

Value funds primary invest in the common stock that are considered by the investment adviser to be undervalued in the marketplace relative to the issuer's underlying profitability, or rather a company's stock price does not reflect the value of the company.

                              FOR MORE INFORMATION

FOR INVESTORS WHO WANT MORE INFORMATION ON THE FUNDS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

ANNUAL/SEMI-ANNUAL REPORTS: These reports contain performance data and information on the Funds' holdings and operating results for the Funds' most recently completed fiscal year or half-year. The annual report also includes a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides additional technical and legal descriptions of the Funds' policies, investment restrictions, risks, and business structure. The information in the SAI is incorporated into this prospectus by this reference.

Copies of these documents and answers to questions about the Funds may be obtained without charge by contacting:

        CRM Funds
        c/o PFPC Inc.
        760 Moore Road
        King of Prussia, Pennsylvania 19406
        (800) CRM-2883
        9:00 a.m. to 5:00 p.m., Eastern time

Information about the Funds (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Funds may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.

FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL 1-(800) CRM-2883.

            The investment company registration number is 811-08648.

                         ROXBURY LARGE CAP GROWTH FUND*

                                OF WT MUTUAL FUND
                              INSTITUTIONAL SHARES

                         PROSPECTUS DATED _______, 2004

This prospectus contains important information about the Fund, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a criminal offense.

      *Formerly, the Wilmington Large Cap Growth Portfolio

TABLE OF CONTENTS

                                        FUND DESCRIPTIONS
A look at the goals, strategies,            Summary.........................................................   1
risks, expenses and financial               Performance Information.........................................   3
history of the Fund.                        Fees and Expenses...............................................   5
                                            Example.........................................................   6
                                            Investment Objectives...........................................   6
                                            Primary Investment Strategies...................................   6
                                            Additional Risk Information.....................................   8
                                            Financial Highlights............................................   9

Details about the service               MANAGEMENT OF THE FUND
providers.                                  Investment Adviser..............................................  10
                                            Portfolio Management Team.......................................  10
                                            Service Providers...............................................  11

Policies and instructions for           SHAREHOLDER INFORMATION
opening, maintaining and                    Pricing of Shares...............................................  12
closing an account in                       Purchase of Shares..............................................  12
the Fund.                                   Redemption of Shares............................................  13
                                            Exchange of Shares..............................................  15
                                            Distributions...................................................  15
                                            Taxes...........................................................  15

Details on the Fund's                   DISTRIBUTION ARRANGEMENTS
master/feeder arrangement                   Master/Feeder Structure.........................................  17
and share classes.                          Share Classes...................................................  17

                                        FOR MORE INFORMATION................................................  19

For information about key terms and concepts, please refer to the "Glossary."

                          ROXBURY LARGE CAP GROWTH FUND

                              INSTITUTIONAL SHARES

                                FUND DESCRIPTION

SUMMARY

Investment Objective       -    The ROXBURY LARGE CAP GROWTH FUND seeks superior
                                long-term growth of capital.

Investment Focus           -    Equity (or related) securities

Share Price Volatility     -    High

Principal Investment       -    The Fund operates as a "feeder fund" which means
Strategy                        that the Fund does not buy individual securities
                                directly. Instead, it invests in a "master fund," which in turn purchases investment securities. The Fund invests all of its assets in a master fund, which is a separate series of WT Investment Trust I. The Fund and its corresponding Series have the same investment objective, policies and limitations.

                           - The Fund invests in the WT Large Cap Growth Series, which invests at least 80% of its assets in a diversified portfolio of U.S. equity (or related) securities of corporations with a market cap of $5 billion or more, which the Series' investment adviser believes have above average earnings potential compared to the securities market as a whole. The investment adviser purchases stocks it believes exhibit consistent, above-average earnings growth, superior quality and Investment attractive risk/reward characteristics. The investment adviser analyzes the stocks of over 1000 companies using a bottom-up approach to search for high quality companies which are growing at rates above the market's average.

Principal Risks            The Fund is subject to the risks summarized below
                           which are further described under "Additional Risk
                           Information."

                           - It is possible to lose money by investing in the Fund. There is no guarantee that the stock market or the stocks that the Series buys will increase in value.

                           - The Fund's share price will fluctuate in response to changes in the market value of the Fund's investments. Market value changes result from business developments affecting an issuer as well as general market and economic conditions.

                           - Growth-oriented investments may be more volatile than the rest of the U.S. stock market as a whole.

                           - The performance of the Fund will depend on whether the investment adviser is successful in pursuing the investment strategy.

                           - The Fund is also subject to other risks which are described under "Additional Risk Information."

Investor Profile           -    Investors who want the value of their investment
                                to grow and who are willing to accept more volatility for the possibility of higher returns.

PERFORMANCE INFORMATION

                          ROXBURY LARGE CAP GROWTH FUND

      The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual returns for one, five and ten years, before and after taxes, compare with those of the Russell 1000 Growth Index, a broad measure of market performance. Total return would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed. Until February 23, 1998, the Fund invested in both large and small capitalization securities. Currently, the Fund's investments are made primarily in large capitalization equity securities with strong growth characteristics. Accordingly, the Fund's historical performance may not reflect its current investment practices. Of course, past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

               ANNUAL TOTAL RETURNS FOR THE PAST 10 CALENDAR YEARS

                              [PERFORMANCE GRAPH]

PERFORMANCE YEARS        Returns
    1994                 -0.23%
    1995                 28.43%
    1996                 24.25%
    1997                 27.50%
    1998                 23.58%
    1999                 48.10%
    2000                -21.09%
    2001                -33.06%
    2002                -30.37%
    2003                 26.65%

      CALENDAR YEAR-TO-DATE TOTAL RETURN AS OF SEPTEMBER 30, 2004: ____%

                BEST QUARTER               WORST QUARTER
                  41.39%                     -25.62%
           (December 31, 1999)            (March 31, 2001)

INSTITUTIONAL SHARES
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003

                                                           1 Year               5 Years              10 Years
                                                           ------               -------              --------
Large Cap Growth Fund Return Before Taxes                  26.65%               (7.15)%               5.64%
Return After Taxes on Distributions(1)                     26.74%               (8.87)%               3.30%
Return After Taxes on Distributions and Sale of
Shares(1)                                                  17.41%               (5.86)%               4.44%
Russell 1000 Growth Index (reflects no deductions
for fees, expenses or taxes)(2)                            29.75%               (5.12)%               9.21%

1 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

2 The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 98% of the investable U.S. equity markets.

FEES AND EXPENSES

      The table below describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.

           SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                         Institutional Shares
                                                                                         --------------------
Maximum sales charge (load) imposed on purchases (as a percentage of offering
  price)                                                                                          None
Maximum deferred sales charge                                                                     None
Maximum sales charge imposed on
reinvested dividends (and other distributions)                                                    None
Redemption fee(1)                                                                                 1.00%
Exchange fee(1)                                                                                   1.00%

(1) Institutional Shares are subject to a 1.00% fee only if redeemed or exchanged within the first 60 days after purchase. See "Redemption of Shares" and "Exchange of Shares" for additional information.

    ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(1):

Management fees                                  0.55%
Distribution (12b-1) fees                        None
Other expenses                                   0.46%
TOTAL ANNUAL OPERATING EXPENSES                  1.01%

(1) The table above and the example below each reflect the aggregate annual operating expenses of the Fund and the corresponding Series of the Trust in which the Fund invests.

EXAMPLE

      This example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds. The example below shows what you would pay if you invested $10,000 over the various time periods indicated. The example assumes that:

      -     you reinvested all dividends and other distributions;

      -     the average annual return was 5%;

      - the Fund's total operating expenses are charged and remain the same over the time periods; and

      -     you redeemed all of your investment at the end of each time period.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

INSTITUTIONAL SHARES                                         1 Year         3 Years         5 Years        10 Years
--------------------                                         ------         -------         -------        --------
Large Cap Growth Fund...............................          $103            $322           $558           $1,236

      The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

INVESTMENT OBJECTIVES

      The Roxbury Large Cap Growth Fund seeks superior long-term growth of capital. The investment objective for the Fund may not be changed without shareholder approval. There is no guarantee that the Fund will achieve its investment objective.

PRIMARY INVESTMENT STRATEGIES

      The Fund invests its assets in the WT Large Cap Growth Series, which, under normal market conditions, invests at least 80% of its assets in the following equity (or related) securities:

      - common stocks of U.S. corporations that are judged by the investment adviser to have strong growth characteristics and, with respect to at least 80% of the Series' assets, have a market capitalization of $5 billion or higher at the time of purchase

      - options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of U.S. corporations described above

      - options on indices of the common stock of U.S. corporations described above

      - contracts for either the future delivery, or payment in respect of the future market value, of certain indices of the common stock of U.S. corporations described above, and options upon such futures contracts

      The Series' investment adviser, Roxbury Capital Management LLC ("Roxbury"), looks for high quality, sustainable growth stocks while paying careful attention to valuation. Research is bottom-up, emphasizing business fundamentals, including financial statement analysis and industry and competitor evaluations. The investment adviser selects stocks it believes exhibit consistent, above-average earnings growth, superior quality and attractive risk/reward characteristics. These dominant companies are expected to generate consistent earnings growth in a variety of economic environments.

      Roxbury attempts to maintain portfolio continuity by purchasing sustainable growth companies that are less sensitive to short-term economic trends than cyclical, low quality companies. Roxbury generally sells stocks when the risk/reward characteristics of a stock turn negative, company fundamentals deteriorate, or the stock underperforms the market or its peer group. The latter device is employed to minimize mistakes and protect capital.

      Roxbury may also invest up to 20% of the Series' assets in mid cap growth and "special situation growth opportunities" identified by Roxbury.

      In order to respond to adverse market, economic, political or other conditions, the Series may assume a temporary defensive position and invest without limit in commercial paper and other money market instruments that are rated investment grade or higher. The result of this action may be that the Series will be unable to achieve its investment objective.

      The frequency of fund transactions and the Series' turnover rate will vary from year to year depending on the market. A higher turnover rate increases transaction costs (i.e., brokerage commissions) and adverse tax consequences for Series' shareholders. With frequent trading activity, a greater proportion of any dividends paid out by the Series will be characterized as ordinary income, which is taxed at higher rates than long-term capital gains. Such factors may have the effect of lowering overall fund performance. During the year ended June 30, 2004, the Series' turnover rate was 87%.

      The Series also may use other strategies and engage in other investment practices, which are more fully described in our Statement of Additional Information ("SAI").

ADDITIONAL RISK INFORMATION

      The following is a list of certain risks that may apply to your investment in the Fund. Further information about investment risks is available in our SAI:

- DERIVATIVES RISK: Some of the securities in which the Series' invests may be referred to as "derivatives" because their value depends on, or is derived from, the value of an underlying asset, reference rate or index. These investments include options, futures contracts and similar investments that may be used in hedging and related income strategies. The market value of derivative instruments and securities is sometimes more volatile than that of other investments, and each type of derivative may pose its own special risks. As a fundamental policy, no more than 15% of the Series' total assets may be committed or exposed to derivative strategies.

- GROWTH INVESTING RISK: The risk that an investment in a growth-oriented fund, which invests in growth companies, will be more volatile than the rest of the U.S. market as a whole.

- LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund has used in valuing its securities.

- MARKET RISK: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

- MASTER/FEEDER RISK: While the master/feeder structure is designed to reduce costs, it may not do so, and the Fund might encounter operational or other complications. For example, large- scale redemptions by other feeders, if any, of their shares in a master fund could have adverse effects on the Fund such as requiring the liquidation of a substantial portion of the master fund's holdings at a time when it may be disadvantageous to do so. Also, other feeders of a master fund, if any, may have a greater ownership interest in the master fund than the Fund's interest, and, therefore, could have effective voting control over the operation of a master fund.

- OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

- VALUATION RISK: The risk that the Series has valued certain of its securities at a higher price than it can sell them.

FINANCIAL HIGHLIGHTS

      The financial highlights tables are intended to help you understand the Fund's financial performance for the past 5 years or since its inception, if shorter. Certain information reflects financial results for a single Institutional Share of the Fund. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and other distributions. Financial highlights have been audited by ________________, whose report, along with the Fund's financial statements, is included in the Institutional Shares' Annual Report, which is available without charge upon request.

                                                          For the Fiscal Years Ended June 30,
                                                   ----------------------------------------------------
                                                    2003          2002           2001       2000(4)+
                                                    ----          ----           ----       -----
LARGE CAP GROWTH FUND(1)  -
   INSTITUTIONAL SHARES

NET ASSET VALUE - BEGINNING OF
PERIOD....................................        $  8.70        $ 12.69     $  33.39      $   25.76
                                                  -------        -------     --------      ---------

INVESTMENT OPERATIONS:
   Net investment income (loss)(2)........             --(5)          --(5)     (0.08)         (0.14)
   Net realized and unrealized
     gain (loss) on investments...........           0.03          (3.99)      (10.61)          8.70
                                                  -------        -------     --------      ---------
     Total from investment operations......          0.03          (3.99)      (10.69)          8.56
                                                  -------        -------     --------      ---------
DISTRIBUTIONS:
   From net investment income............              --             --           --             --
   From net realized gain.................             --             --       (10.01)         (0.93)
                                                  -------        -------     --------      ---------
     Total distributions..................             --             --       (10.01)         (0.93)
                                                  -------        -------     --------      ---------

NET ASSET VALUE - END OF PERIOD...........        $  8.73      $    8.70      $ 12.69      $   33.39
                                                  =======        =======     ========      =========
TOTAL RETURN..............................           0.35%        (31.44)%     (39.41)%        33.27%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:(3)
   Expenses:
     Including expense limitations........           0.95%          0.85%        0.76%          0.75%
     Excluding expense limitations........           0.98%          0.85%        0.79%          0.77%
   Net investment loss....................          (0.02)%        (0.04)%      (0.37)%        (0.45)%
Portfolio turnover........................             51%            75%          78%           111%
Net assets at end of period (000 omitted).        $58,620      $  76,892     $158,318      $ 277,290

--------------------
(1) Effective May 4, 2004, the Wilmington Large Cap Growth Portfolio changed its name to the Roxbury Large Cap Growth Fund.

(2) The net investment loss per share was calculated using average shares outstanding method.

(3) Effective November 1, 1999, the expense and net investment income ratios include expenses allocated from the WT Investment Trust I - WT Large Cap Growth Series (the "Series") and the portfolio turnover reflects the investment activity of the Series.

(4) Effective November 1, 1999, Roxbury Capital Management, LLC, assumed the responsibility of Adviser to the Series.

(5)   Less than $0.01 per share.

+ Effective November 1, 1999, the Rodney Square Large Cap Growth Portfolio ("Rodney Square Portfolio") was merged into the Wilmington Large Cap Growth Portfolio. The financial highlights for periods prior to November 1, 1999 reflect the performance history of the Rodney Square Portfolio.

                             MANAGEMENT OF THE FUND

      The Board of Trustees for the Fund has oversight responsibility of the management, activities and affairs of the Fund and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the Fund and its shareholders.

INVESTMENT ADVISER

      Roxbury Capital Management, LLC ("Roxbury"), 100 Wilshire Boulevard, Suite 1000, Santa Monica, California 90401, serves as the investment adviser for the WT Large Cap Growth Series. As the Series' investment adviser, Roxbury has overall responsibility for directing the Series' investments. Roxbury provides investment advisory services to mutual funds and other institutional accounts, including corporations, union and pension accounts, foundations, and endowments, as well as to individuals. As of September 30, 2004, Roxbury had assets under management of approximately $ ________ billion.

      For the twelve months ended June 30, 2004, Roxbury received advisory fees of 0.55% of the WT Large Cap Growth Series' average daily net assets.

PORTFOLIO MANAGEMENT TEAM

      The management of the WT Large Cap Growth Series is the responsibility of Roxbury's Portfolio Construction Committee ("PCC"). The PCC meets regularly to discuss investment decisions for the Series and relies on research and ideas presented and discussed at Roxbury's Investment Committee. All final investment decisions are made by two portfolio managers - Anthony Browne and David Kahn.

      ANTHONY H. BROWNE is a co-founder, Chief Executive Officer and Co-Chief Investment Officer of Roxbury and has over 30 years of investment experience. Additionally, he is a co-portfolio manager for the large cap growth product at Roxbury. Prior to founding Roxbury, he was President and Chief Investment Officer of CMB Investment Counselors, a Los Angeles firm with $3 billion under management. He received a B.A. and M.B.A. from Harvard University.

      DAVID C. KAHN is a Managing Director of Roxbury and has over 18 years of investment experience. David is a co-portfolio manager for the large cap growth product at Roxbury. Prior to joining Roxbury in 1994, he was a Vice President with the Investment Management Consulting Groups of both Oppenheimer and Smith Barney. He received a B.A. from Bucknell University and an M.B.A. from New York University.

                               SERVICE PROVIDERS

      The chart below provides information on the primary service providers.

Asset                                                                                Shareholder
Management                                                                           Services

            INVESTMENT ADVISER                                                               TRANSFER AGENT
      Roxbury Capital Management, LLC                                                           PFPC Inc.
      100 Wilshire Blvd., Suite 1000                                                         760 Moore Road
          Santa Monica, CA 90401                                                        King of Prussia, PA 19406

     Manages the Series investment                                                       Handles shareholder services,
              activities.                                                                 including recordkeeping and
                                                                                             statements, payment of
                                                                                       distributions and processing of
                                                                                            buy and sell requests.

                                                       WT MUTUAL FUND

                                                ROXBURY LARGE CAP GROWTH FUND

Fund                                                                                 Asset
Operations                                                                           Safe Keeping

            ADMINISTRATOR                                                                    CUSTODIAN

     Rodney Square Management Corp.                                                    Wilmington Trust Company
     1100 North Market Street                                                          1100 North Market Street
       Wilmington, DE 19890                                                              Wilmington, DE 19890

         SUB-ADMINISTRATOR AND
           ACCOUNTING AGENT

               PFPC Inc.
         301 Bellevue Parkway
         Wilmington, DE 19809

   Provides facilities, equipment and                                                   Holds the Fund's assets, settles
  personnel to carry out administrative                                                   all Fund trades and collects
    services related to the Fund and                                                       most of the valuation data
      calculates the Fund's NAV and                                                       required for calculating the
             distributions.                                                                  Fund's NAV per share.
                                             Distribution

                                                         DISTRIBUTOR
                                             Professional Funds Distributor LLC
                                                       760 Moore Road
                                                  King of Prussia, PA 19406
                                               Distributes the Fund's shares.

                             SHAREHOLDER INFORMATION

PRICING OF SHARES

      The Series values its assets based on current market values when such values are available. These prices normally are supplied by a pricing service. Any assets held by the Series that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that PFPC determines the daily net asset value per share. To determine the value of those securities, PFPC may use a pricing service that takes into account not only developments related to specific securities, but also transactions in comparable securities. Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees.

      PFPC determines the NAV per share of the Fund as of the close of regular trading on the New York Stock Exchange ("Exchange") (currently 4:00 p.m. Eastern time) on each day that the Exchange and the transfer agent are open for business (each, a "Business Day"). The NAV is calculated by adding the value of all securities and other assets in the Fund, deducting its liabilities and dividing the balance by the number of outstanding shares in the Fund. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent and, under no circumstances will any order be accepted for purchase, redemption or exchange after the NAV calculation.

PURCHASE OF SHARES

      Fund shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment in Institutional Shares of the Fund is $500,000. Additional investments in the Fund may be made in any amount. You may purchase shares as specified below.

      Investors may purchase shares of the Fund through financial intermediaries such as financial consultants, securities brokers, dealers or benefit plan administrators. Investors should contact their financial intermediary directly for appropriate instructions, as well as for information pertaining to account and any servicing or transaction fees that may be charged. Some financial intermediaries may appoint subagents.

BY MAIL: You may purchase shares by sending a check drawn on a U.S. bank payable to Roxbury Large Cap Growth Fund, indicating the name and class of the Fund, along with a completed application (included at the end of this prospectus). If a subsequent investment is being made, the check should also indicate your Fund account number. When you make purchases by check, each Fund may withhold payment on any redemption until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

REGULAR MAIL:                               OVERNIGHT MAIL:
-------------                               ---------------
Roxbury Large Cap Growth Fund               Roxbury Large Cap Growth Fund
c/o PFPC Inc.                               c/o PFPC Inc.

P.O. Box 9828                               760 Moore Road
Providence, RI 02940                        King of Prussia, PA 19406

      BY WIRE: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) 497-2960 for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.

      ADDITIONAL INFORMATION REGARDING PURCHASES: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any Business Day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following Business Day. Any purchase order may be rejected if the Fund determines that accepting the order would not be in the best interest of the Fund or its shareholders. It is the responsibility of the financial intermediary to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above. For information on other ways to purchase shares, including through an individual retirement account (IRA), an Automatic Investment Plan or a Payroll Investment Plan, please refer to our SAI.

REDEMPTION OF SHARES

      You may sell your shares on any Business Day, as described below. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. If held for more than 60 days, there is no fee when Fund shares are redeemed. If shares are redeemed within 60 days of purchase, a redemption fee of 1.00% of the redemption amount may be charged. (See "Redemption Fee" below.) It is the responsibility of the financial intermediary to transmit redemption orders and credit their customers' accounts with redemption proceeds on a timely basis. Redemption checks are normally mailed on the next Business Day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the transfer agent before 4:00 p.m. Eastern time) or the next Business Day (if received after 4:00 p.m. Eastern time or on a non-Business Day), but never later than 7 days following such receipt. If you purchased your shares through an account at a financial intermediary, you should contact the financial intermediary for information relating to redemptions. The Fund's name and your account number should accompany any redemption requests.

      REDEMPTION FEES: The Fund will impose a fee of 1.00% of the total redemption amount (calculated at market value) if you sell your shares within 60 days of your purchase of such shares. This fee will apply to redemptions processed for the purpose of receiving redemption proceeds or processing an exchange between the Roxbury Funds. This fee is paid directly to the respective Roxbury Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. For purposes of determining whether this fee applies, the shares that you have held the longest will be redeemed or exchanged first. This fee may not apply in certain circumstances, such as redemptions or exchanges processed from Wilmington Trust corporate cash management or trust accounts and certain omnibus accounts (including 401(k) plans), and in the event of shareholder death or disability. See "Exchange of Shares" for additional information regarding the exchange of shares of the Roxbury Fund.

      MARKET TIMING: The Fund is not designed to accommodate market timing or repetitive trading. "Market timing" as defined as effecting frequent trades into or out of the Fund in an effort to anticipate or time price movements. The Fund may restrict or refuse purchase or exchange orders by market timers or by those persons the Fund or the distributor believe are engaging in similar trading activity. Market timing can adversely impact the ability of the investment adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of the Fund. There is no guaranty that the Fund or its agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence.

      BY MAIL: If you redeem your shares by mail, you should submit written instructions with a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. You must indicate the Fund name, your account number and your name. The written instructions and signature guarantee should be mailed to:

Regular mail:                               Overnight mail:
-------------                               ---------------
Roxbury Large Cap Growth Fund               Roxbury Large Cap Growth Fund
c/o PFPC Inc.                               c/o PFPC Inc.
P.O. Box 9828                               760 Moore Road
Providence, RI 02940                        King of Prussia, PA 19406

      BY TELEPHONE: If you prefer to redeem your shares by telephone you may elect to do so. However there are certain risks. The Fund has certain safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any losses.

      ADDITIONAL INFORMATION REGARDING REDEMPTIONS: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Fund account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Fund account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a signature guarantee. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds the Fund shares. If shares to be redeemed represent a recent investment made by check, the Fund reserves the right to withhold the redemption proceeds until it believes that the check has been collected (which could take up to 10 days).

      SMALL ACCOUNTS: If the value of your Fund account falls below $500, the Fund may ask you to increase your balance. If the account value is still below $500 after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below $500 solely as a result of a reduction in your account's market value.

      For additional information on other ways to redeem shares, please refer to our SAI.

EXCHANGE OF SHARES

You may exchange all or a portion of your shares in the Fund for Institutional Shares of the following funds ("Roxbury Funds"):

Roxbury Mid Cap Fund
Roxbury Small Cap Growth Fund

      Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. See "Taxes" for a discussion of the tax effect on an exchange of shares.

      Exchange transactions will be subject to the minimum initial investment and other requirements of the Fund into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder's account of less than $500.

      FEES ON EXCHANGES: If held for more than 60 days, there is no fee when Fund shares are redeemed to process an exchange for your account. If shares are redeemed within 60 days of purchase, a fee of 1.00% of the redemption amount necessary for the exchange may be charged. See "Redemption of Shares" for additional information regarding redemptions and this fee.

      To obtain prospectuses of the other Roxbury Funds, you may call (800) 497-2960. To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in an account with a financial intermediary, contact the financial intermediary. The Fund may terminate or modify the exchange offer described here and will give you 60 days' notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of the Fund's shares to be acquired through such exchange may be legally made.

DISTRIBUTIONS

      Any distributions from the Fund's net investment income are declared and paid annually to you. Any net capital gain realized by the Fund will be distributed annually.

      Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

      As long as the Fund meets the requirements for being a "regulated investment company," it pays no Federal income tax on the earnings and gains it distributes to shareholders. While the Fund may invest in securities that earn interest exempt from Federal income tax, the Fund invests primarily in taxable securities. The Fund's distributions of net investment income and net short-term capital gains, if any, whether received in cash or reinvested in additional Fund shares, are generally taxable to you as ordinary income. The Fund will notify you following the end of the calendar year of the amount of dividends and other distributions paid that year.

      The Fund's distributions of a net capital gain, if any, whether received in cash or reinvested in additional Fund shares, are taxable to you as long-term capital gain regardless of the length of time you have held your shares. You should be aware that if Fund shares are purchased shortly before the record date for any dividend or net capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution. The Fund anticipates the distribution of net capital gain.

      It is a taxable event for you if you sell or exchange shares of the Fund. Depending on the initial purchase price of the shares being sold or exchanged and the sale price of the shares you sell or exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

      STATE AND LOCAL INCOME TAXES: You should consult your tax adviser concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

      This section is only a summary of some important income tax considerations that may affect your investment in the Fund. More information regarding those considerations appears in our SAI. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

                            DISTRIBUTION ARRANGEMENTS

      Professional Funds Distributor, LLC manages the Fund's distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreement with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. The Fund does not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

MASTER/FEEDER STRUCTURE

      Other institutional investors, including other mutual funds, may invest in the Series. The master/feeder structure enables various institutional investors, including the Funds, to pool their assets, which may be expected to result in economies of scale by spreading certain fixed costs over a larger asset base and providing purchasing power. The Series holds the investment securities and bears the advisory costs. The Fund provides and bears the costs of distribution and shareholder services. Each shareholder of the Series, including the Fund, will pay its proportionate share of the Series' expenses. For reasons relating to costs or a change in investment goal, among others, the Fund could switch to another master fund or decide to manage its assets itself. The Fund is not currently contemplating such a move.

SHARE CLASSES

      The Fund issues Investor and Institutional Shares. Each class of shares bears a pro rata portion of the Fund's common expenses in addition to expenses directly attributable to that class. Institutional Shares are offered to retirement plans and other institutional investors. Investor Shares pay a Rule 12b-1 distribution fee. Any investor may purchase Investor Shares.

                                    GLOSSARY

MUTUAL FUND:

A mutual fund pools shareholders' money and, using a professional investment manager, invests it in securities like stocks and bonds.

"CAP" OR MARKET CAPITALIZATION:

Cap or the market capitalization of a company means the stock market value of all outstanding shares of the company's common stock.

TOTAL RETURN:

Total return is a measure of the per-share change in the total value of a fund's portfolio, including any distributions paid to you. It is measured from the beginning to the end of a specific time period.

INDEX:

An index is a broad measure of the market performance of a specific group of securities in a particular market, or securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

FUND EXPENSES:

Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder distribution, administration and custody services.

GROWTH FUNDS:

Growth funds invest in the common stock of growth-oriented companies seeking maximum growth of earnings and share price with little regard for dividend earnings. Generally, companies with high relative rates of growth tend to reinvest more of their profits into the company and pay out less to shareholders in the form of dividends. As a result, investors in growth funds tend to receive most of their return in the form of capital appreciation.

INVESTMENT ADVISER:

The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the fund's investment program. The Board of Trustees supervises the investment adviser and establishes policies that the investment adviser must follow in its management activities.

NET ASSET VALUE OR "NAV":

NAV = Assets - Liabilities
      -------------------
      Outstanding Shares

NET INVESTMENT INCOME:

Net investment income consists of interest and dividends earned by a fund on its investments less accrued expenses.

                              FOR MORE INFORMATION

FOR INVESTORS WHO WANT MORE INFORMATION ON THE FUND, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

      ANNUAL/SEMI-ANNUAL REPORTS: These reports contain performance data and information on portfolio holdings, operating results and a discussion of the market conditions and investment strategies that significantly affect the Fund's performance for the most recently completed fiscal year or half-year.

      STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides a complete technical and legal description of the Fund's policies, investment restrictions, risks, and business structure. This prospectus incorporates the SAI by reference.

Copies of these documents and answers to questions about the Fund may be obtained free of charge by contacting:

         Roxbury Large Cap Growth Fund
         c/o PFPC Inc.
         760 Moore Road
         King of Prussia, Pennsylvania 19406
         (800) 497-2960
         9:00 a.m. to 5:00 p.m. Eastern time

      Information about the Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, DC, 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Fund may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.

FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL 1-(800)-497-2960.

            The investment company registration number is 811-08648.

                         ROXBURY LARGE CAP GROWTH FUND*

                                OF WT MUTUAL FUND
                                 INVESTOR SHARES

                           PROSPECTUS DATED ___, 2004

This prospectus contains important information about the Fund, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a criminal offense.

      *Formerly, the Wilmington Large Cap Growth Portfolio

TABLE OF CONTENTS

                                        FUND DESCRIPTIONS
A look at the goals, strategies,            Summary...........................................................
risks, and  expenses                        Performance Information...........................................
of the Fund.                                Fees and Expenses.................................................
                                            Example...........................................................
                                            Investment Objectives.............................................
                                            Primary Investment Strategies.....................................
                                            Additional Risk Information.......................................

Details about the service               MANAGEMENT OF THE FUND
providers.                                  Investment Adviser................................................
                                            Portfolio Management Team.........................................
                                            Service Providers.................................................

Policies and instructions for           SHAREHOLDER INFORMATION
opening, maintaining and                    Pricing of Shares.................................................
closing an account in                       Purchase of Shares................................................
the Fund.                                   Redemption of Shares..............................................
                                            Exchange of Shares................................................
                                            Distributions.....................................................
                                            Taxes.............................................................

Details on the Fund's                   DISTRIBUTION ARRANGEMENTS
distribution plans, master/feeder           Rule 12b-1 Fees...................................................
arrangement and share classes.              Master/Feeder Structure...........................................
                                            Share Classes.....................................................

                                        FOR MORE INFORMATION..................................................

For information about key terms and concepts, please refer to the "Glossary."

                          ROXBURY LARGE CAP GROWTH FUND

                                 INVESTOR SHARES

                                FUND DESCRIPTION

SUMMARY

Investment Objective     -   The ROXBURY LARGE CAP GROWTH FUND seeks superior
                             long-term growth of capital.

Investment Focus         -   Equity (or related) securities

Share Price Volatility   -   High

Principal Investment     -   The Fund operates as a "feeder fund" which means
Strategy                     that the Fund does not buy individual securities
                             directly. Instead, it invests in a "master fund," which in turn purchases investment securities. The
                             Fund invests all of its assets in a master fund, which is a separate series of WT Investment Trust
                             I. The Fund and its corresponding Series have the same investment objective, policies and limitations.

                         -   The Fund invests in the WT Large Cap Growth
                             Series, which invests at least 80% of its assets in a diversified portfolio of U.S. equity (or related) securities of corporations with a market cap of $5 billion or more, which the Series' investment adviser believes have above average earnings potential compared to the securities market as a whole. The investment adviser purchases stocks it believes exhibit consistent, above-average earnings growth, superior quality and attractive risk/reward characteristics. The investment adviser analyzes the stocks of over 1000 companies using a bottom-up approach to search for high quality companies which are growing at rates above the market's average.

Principal Risks     The Fund is subject to the risks summarized below which are further described under "Additional Risk Information."

                         - It is possible to lose money by investing in the Fund. There is no guarantee that the stock market or the stocks that the Series buys will increase in value.

                         - The Fund's share price will fluctuate in response to changes in the market value of the Fund's investments. Market value changes result from business developments affecting an issuer as well as general market and economic conditions.

                         - Growth-oriented investments may be more volatile than the rest of the U.S. stock market as a whole.

                         - The performance of the Fund will depend on whether the investment adviser is successful in pursuing the investment strategy.

                         - The Fund is also subject to other risks which are described under "Additional Risk Information."

Investor Profile         -   Investors who want the value of their investment
                             to grow and who are willing to accept more volatility for the possibility of higher returns.

PERFORMANCE INFORMATION

                          ROXBURY LARGE CAP GROWTH FUND

      The Investor Shares of the Fund have not commenced operations as of the date of this prospectus. The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual returns for one, five and ten years, before and after taxes, compare with those of the Russell 1000 Growth Index, a broad measure of market performance. The performance shown in the bar chart and performance table are for the Institutional Shares of the Fund, which are not offered in this Prospectus. However, the Institutional Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Investor Shares do not have the same expense. Specifically, the Investor Shares are subject to a 0.25% distribution fee. Had such fee been deducted, the returns would be less. Total return would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed. Until February 23, 1998, the Fund invested in both large and small capitalization securities. Currently, the Fund's investments are made primarily in large capitalization equity securities with strong growth characteristics. Accordingly, the Fund's historical performance may not reflect its current investment practices. Of course, past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

               ANNUAL TOTAL RETURNS FOR THE PAST 10 CALENDAR YEARS

[PERFORMANCE GRAPH]

PERFORMANCE YEARS       RETURNS
1994                     -0.23%
1995                     28.43%
1996                     24.25%
1997                     27.50%
1998                     23.58%
1999                     48.10%
2000                    -21.09%
2001                    -33.06%
2002                    -30.37%
2003                     26.65%

                               PERFORMANCE YEARS
       CALENDAR YEAR-TO-DATE TOTAL RETURN AS OF SEPTEMBER 30, 2004: ____%

  BEST QUARTER               WORST QUARTER
             41.39%                  -25.62%
(December 31, 1999)         (March 31, 2001)

INSTITUTIONAL SHARES
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003

                                                         1 Year         5 Years        10 Years
                                                         ------         -------        --------
Large Cap Growth Fund Return Before Taxes                26.78%         (7.14)%         5.65%
Return After Taxes on Distributions(1)                   26.74%         (8.87)%         3.30%
Return After Taxes on Distributions and Sale of          17.41%         (5.86)%         4.44%
Shares(1)
Russell 1000 Growth Index (reflects no deductions        29.75%         (5.12)%         9.21%
for fees, expenses or taxes)(2)

1 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

2 The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 98% of the investable U.S. equity markets.

FEES AND EXPENSES

      The table below describes the fees and expenses that you may pay if you buy and hold Investor Shares of the Fund.

           SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                      Investor Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering
price)                                                                                      None
Maximum deferred sales charge                                                               None
Maximum sales charge imposed on reinvested dividends (and other distributions)              None
Redemption fee(1)                                                                           1.00%
Exchange fee(1)                                                                             1.00%

(1) Investor Shares are subject to a 1.00% fee only if redeemed or exchanged within the first 60 days after purchase. See "Redemption of Shares" and "Exchange of Shares" for additional information.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)(1):

Management fees                          0.55%
Distribution (12b-1) fees                0.25%
Other expenses                           0.46%
TOTAL ANNUAL OPERATING EXPENSES          1.26%

(1) The table above and the example below each reflect the aggregate annual operating expenses of the Fund and the corresponding Series of the Trust in which the Fund invests.

EXAMPLE

      This example is intended to help you compare the cost of investing in Investor Shares of the Fund with the cost of investing in other mutual funds. The example below shows what you would pay if you invested $10,000 over the various time periods indicated. The example assumes that:

            -     you reinvested all dividends and other distributions;

            -     the average annual return was 5%;

            - the Fund's total operating expenses are charged and remain the same over the time periods; and

            - you redeemed all of your investment at the end of each time period.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

INVESTOR SHARES                                  1 Year        3 Years
---------------                                  ------        -------
Large Cap Growth Fund.......................      $128           $400

      The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

INVESTMENT OBJECTIVE

      The Roxbury Large Cap Growth Fund seeks superior long-term growth of capital. The investment objective for the Fund may not be changed without shareholder approval. There is no guarantee that the Fund will achieve its investment objective.

PRIMARY INVESTMENT STRATEGIES

      The Fund invests its assets in the WT Large Cap Growth Series, which, under normal market conditions, invests at least 80% of its assets in the following equity (or related) securities:

            - common stocks of U.S. corporations that are judged by the investment adviser to have strong growth characteristics and, with respect to at least 80% of the Series' assets, have a market capitalization of $5 billion or higher at the time of purchase

            - options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of U.S. corporations described above

            - options on indices of the common stock of U.S. corporations described above

            - contracts for either the future delivery, or payment in respect of the future market value, of certain indices of the common stock of U.S. corporations described above, and options upon such futures contracts

      The Series' investment adviser, Roxbury Capital Management LLC ("Roxbury"), looks for high quality, sustainable growth stocks while paying careful attention to valuation. Research is bottom-up, emphasizing business fundamentals, including financial statement analysis and industry and competitor evaluations. The investment adviser selects stocks it believes exhibit consistent, above-average earnings growth, superior quality and attractive risk/reward characteristics. These dominant companies are expected to generate consistent earnings growth in a variety of economic environments.

      Roxbury attempts to maintain portfolio continuity by purchasing sustainable growth companies that are less sensitive to short-term economic trends than cyclical, low quality companies. Roxbury generally sells stocks when the risk/reward characteristics of a stock turn negative, company fundamentals deteriorate, or the stock underperforms the market or its peer group. The latter device is employed to minimize mistakes and protect capital.

      Roxbury may also invest up to 20% of the Series' assets in mid cap growth and "special situation growth opportunities" identified by Roxbury.

      In order to respond to adverse market, economic, political or other conditions, the Series may assume a temporary defensive position and invest without limit in commercial paper and other money market instruments that are rated investment grade or higher. The result of this action may be that the Series will be unable to achieve its investment objective.

      The frequency of fund transactions and the Series' turnover rate will vary from year to year depending on the market. A higher turnover rate increases transaction costs (i.e., brokerage commissions) and adverse tax consequences for Series' shareholders. With frequent trading activity, a greater proportion of any dividends paid out by the Series will be characterized as ordinary income, which is taxed at higher rates than long-term capital gains. Such factors may have the effect of lowering overall fund performance. During the year ended June 30, 2004, the Series' turnover rate was 87%.

      The Series also may use other strategies and engage in other investment practices, which are more fully described in our Statement of Additional Information ("SAI").

ADDITIONAL RISK INFORMATION

      The following is a list of certain risks that may apply to your investment in the Fund. Further information about investment risks is available in our SAI:

- DERIVATIVES RISK: Some of the securities in which the Series' invests may be referred to as "derivatives" because their value depends on, or is derived from, the value of an underlying asset, reference rate or index. These investments include options, futures contracts and similar investments that may be used in hedging and related income strategies. The market value of derivative instruments and securities is sometimes more volatile than that of other investments, and each type of derivative may pose its own special risks. As a fundamental policy, no more than 15% of the Series' total assets may be committed or exposed to derivative strategies.

- GROWTH INVESTING RISK: The risk that an investment in a growth-oriented fund, which invests in growth companies, will be more volatile than the rest of the U.S. market as a whole.

- LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund has used in valuing its securities.


- MARKET RISK: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

- MASTER/FEEDER RISK: While the master/feeder structure is designed to reduce costs, it may not do so, and the Fund might encounter operational or other complications. For example, large- scale redemptions by other feeders, if any, of their shares in a master fund could have adverse effects on the Fund such as requiring the liquidation of a substantial portion of the master fund's holdings at a time when it may be disadvantageous to do so. Also, other feeders of a master fund, if any, may have a greater ownership interest in the master fund than the Fund's interest, and, therefore, could have effective voting control over the operation of a master fund.

- OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

- VALUATION RISK: The risk that the Series has valued certain of its securities at a higher price than it can sell them.

                             MANAGEMENT OF THE FUND

      The Board of Trustees for the Fund has oversight responsibility of the management, activities and affairs of the Fund and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the Fund and its shareholders.

INVESTMENT ADVISER

      Roxbury Capital Management, LLC ("Roxbury"), 100 Wilshire Boulevard, Suite 1000, Santa Monica, California 90401, serves as the investment adviser for the WT Large Cap Growth Series. As the Series' investment adviser, Roxbury has overall responsibility for directing the Series' investments. Roxbury provides investment advisory services to mutual funds and other institutional accounts, including corporations, union and pension accounts, foundations, and endowments, as well as to individuals. As of September 30, 2004, Roxbury had assets under
management of approximately $       billion.

      For the twelve months ended June 30, 2004, Roxbury received advisory fees of 0.55% of the WT Large Cap Growth Series' average daily net assets.

      The Series pays Roxbury a monthly advisory fee at the annual rate of 0.55% of the Series' first $1 billion of average daily net assets; 0.50% of the next $1 billion of average daily net assets; and 0.45% of the Series' average daily net assets in excess of $2 billion.

PORTFOLIO MANAGEMENT TEAM

      The day-to-day management of the WT Large Cap Growth Series is the responsibility of Roxbury's Portfolio Construction Committee ("PCC"). The PCC meets regularly to discuss investment decisions for the Series and relies on research and ideas presented and discussed at Roxbury's Investment Committee. All final investment decisions are made by two portfolio managers - Anthony Browne and David Kahn.

      ANTHONY H. BROWNE is a co-founder, Chief Executive Officer and Co-Chief Investment Officer of Roxbury and has over 30 years of investment experience. Additionally, he is a co-portfolio manager for the large cap growth product at Roxbury. Prior to founding Roxbury, he was President and Chief Investment Officer of CMB Investment Counselors, a Los Angeles firm with $3 billion under management. He received a B.A. and M.B.A. from Harvard University.

      DAVID C. KAHN is a Managing Director of Roxbury and has over 18 years of investment experience. David is a co-portfolio manager for the large cap growth product at Roxbury. Prior to joining Roxbury in 1994, he was a Vice President with the Investment Management Consulting Groups of both Oppenheimer and Smith Barney. He received a B.A. from Bucknell University and an M.B.A. from New York University.

                               SERVICE PROVIDERS

     The chart below provides information on the primary service providers.

Asset                                                                                 Shareholder
Management                                                                            Services

           INVESTMENT ADVISER                                                                   TRANSFER AGENT
     Roxbury Capital Management, LLC                                                               PFPC Inc.
     100 Wilshire Blvd., Suite 1000                                                             760 Moore Road
         Santa Monica, CA 90401                                                            King of Prussia, PA 19406


      Manages the Series investment                                                      Handles shareholder services,
               activities.                                                                including recordkeeping and
                                                                                            statements, payment of
                                                                                        distributions and processing of
                                                                                            buy and sell requests.

                                                    WT MUTUAL FUND
                                              ROXBURY LARGE CAP GROWTH FUND
Fund                                                                                  Asset
Operations                                                                            Safe Keeping

              ADMINISTRATOR                                                                       CUSTODIAN

     Rodney Square Management Corp.                                                       Wilmington Trust Company
        1100 North Market Street                                                          1100 North Market Street
          Wilmington, DE 19890                                                              Wilmington, DE 19890

          SUB-ADMINISTRATOR AND
            ACCOUNTING AGENT

                PFPC Inc.
          301 Bellevue Parkway
          Wilmington, DE 19809

    Provides facilities, equipment and                                                    Holds the Fund's assets, settles
  personnel to carry out administrative                                                     all Fund trades and collects
     services related to the Fund and                                                        most of the valuation data
      calculates the Fund's NAV and                                                         required for calculating the
              distributions.                                                                    Fund's NAV per share.

                                             Distribution

                                                        DISTRIBUTOR
                                             Professional Funds Distributor LLC
                                                       760 Moore Road
                                                  King of Prussia, PA 19406
                                               Distributes the Fund's shares.

                             SHAREHOLDER INFORMATION

PRICING OF SHARES

      The Series values its assets based on current market values when such values are available. These prices normally are supplied by a pricing service. Any assets held by the Series that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that PFPC determines the daily net asset value per share. To determine the value of those securities, PFPC may use a pricing service that takes into account not only developments related to specific securities, but also transactions in comparable securities. Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees.

      PFPC determines the NAV per share of the Fund as of the close of regular trading on the New York Stock Exchange ("Exchange") (currently 4:00 p.m. Eastern time) on each day that the Exchange and the transfer agent are open for business (each, a "Business Day"). The NAV is calculated by adding the value of all securities and other assets in the Fund, deducting its liabilities and dividing the balance by the number of outstanding shares in the Fund. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent and, under no circumstances will any order be accepted for purchase, redemption or exchange after the NAV calculation.

PURCHASE OF SHARES

      Fund shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment in Investor Shares of the Fund is $1,000. Additional investments in the Fund may be made in any amount. You may purchase shares as specified below.

      Investors may purchase shares of the Fund through financial intermediaries such as financial consultants, securities brokers, dealers or benefit plan administrators. Investors should contact their financial intermediary directly for appropriate instructions, as well as for information pertaining to account and any servicing or transaction fees that may be charged. Some financial intermediaries may appoint subagents.

BY MAIL: You may purchase shares by sending a check drawn on a U.S. bank payable to Roxbury Large Cap Growth Fund, indicating the name and class of the Fund, along with a completed application (included at the end of this prospectus). If a subsequent investment is being made, the check should also indicate your Fund account number. When you make purchases by check, each Fund may withhold payment on any redemption until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

REGULAR MAIL:                          OVERNIGHT MAIL:
Roxbury Large Cap Growth Fund          Roxbury Large Cap Growth Fund
c/o PFPC Inc.                          c/o PFPC Inc.
P.O. Box 9828                          760 Moore Road
Providence, RI 02940                   King of Prussia, PA 19406

      BY WIRE: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) 497-2960 for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.

      ADDITIONAL INFORMATION REGARDING PURCHASES: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any Business Day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following Business Day. Any purchase order may be rejected if the Fund determines that accepting the order would not be in the best interest of the Fund or its shareholders. It is the responsibility of the financial intermediary to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above. FOR INFORMATION ON OTHER WAYS TO PURCHASE SHARES, INCLUDING THROUGH AN INDIVIDUAL RETIREMENT ACCOUNT (IRA), AN AUTOMATIC INVESTMENT PLAN OR A PAYROLL INVESTMENT PLAN, please refer to our SAI.

REDEMPTION OF SHARES

      You may sell your shares on any Business Day, as described below. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. If held for more than 60 days, there is no fee when Fund shares are redeemed. If shares are redeemed within 60 days of purchase, a redemption fee of 1.00% of the redemption amount may be charged. (See "Redemption Fee" below.) It is the responsibility of the financial intermediary to transmit redemption orders and credit their customers' accounts with redemption proceeds on a timely basis. Redemption checks are normally mailed on the next Business Day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the transfer agent before 4:00 p.m. Eastern time) or the next Business Day (if received after 4:00 p.m. Eastern time or on a non-Business Day), but never later than 7 days following such receipt. If you purchased your shares through an account at a financial intermediary, you should contact the financial intermediary for information relating to redemptions. The Fund's name and your account number should accompany any redemption requests.

      REDEMPTION FEES: The Fund will impose a fee of 1.00% of the total redemption amount (calculated at market value) if you sell your shares within 60 days of your purchase of such shares. This fee will apply to redemptions processed for the purpose of receiving redemption proceeds or processing an exchange between the Roxbury Funds. This fee is paid directly to the respective Roxbury Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. For purposes of determining whether this fee applies, the shares that you have held the longest will be redeemed or exchanged first. This fee may not apply in certain circumstances, such as redemptions or exchanges processed from Wilmington Trust corporate cash management or trust accounts and certain omnibus accounts (including 401(k) plans), and in the event of shareholder death or disability. See "Exchange of Shares" for additional information regarding the exchange of shares of the Roxbury Fund.

      MARKET TIMING: The Fund is not designed to accommodate market timing or repetitive trading. "Market timing" as defined as effecting frequent trades into or out of the Fund in an effort to anticipate or time price movements. The Fund may restrict or refuse purchase or exchange orders by market timers or by those persons the Fund or the distributor believe are engaging in similar trading activity. Market timing can adversely impact the ability of the investment adviser to invest assets in an orderly, long-term manner, which in turn may adversely impact the expenses and the performance of the Fund. There is no guaranty that the Fund or its agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence.

      BY MAIL: If you redeem your shares by mail, you should submit written instructions with a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. You must indicate the Fund name, your account number and your name. The written instructions and signature guarantee should be mailed to:

Regular mail:                           Overnight mail:
Roxbury Large Cap Growth Fund           Roxbury Large Cap Growth Fund
c/o PFPC Inc.                           c/o PFPC Inc.
P.O. Box 9828                           760 Moore Road
Providence, RI 02940                    King of Prussia, PA 19406

      BY TELEPHONE: If you prefer to redeem your shares by telephone you may elect to do so. However there are certain risks. The Fund has certain safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any losses.

      ADDITIONAL INFORMATION REGARDING REDEMPTIONS: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Fund account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Fund account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a signature guarantee. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds the Fund shares. If shares to be redeemed represent a recent investment made by check, the Fund reserves the right to withhold the redemption proceeds until it believes that the check has been collected (which could take up to 10 days).

      SMALL ACCOUNTS: If the value of your Fund account falls below $500, the Fund may ask you to increase your balance. If the account value is still below $500 after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below $500 solely as a result of a reduction in your account's market value.

      For additional information on other ways to redeem shares, please refer to our SAI.

EXCHANGE OF SHARES

You may exchange all or a portion of your shares in the Fund for Investor Shares of the following funds ("Roxbury Funds"):

Roxbury Mid Cap Fund
Roxbury Small Cap Growth Fund

      Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. See "Taxes" for a discussion of the tax effect on an exchange of shares.

      Exchange transactions will be subject to the minimum initial investment and other requirements of the Fund into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder's account of less than $500.

      FEES ON EXCHANGES: If held for more than 60 days, there is no fee when Fund shares are redeemed to process an exchange for your account. If shares are redeemed within 60 days of purchase, a fee of 1.00% of the redemption amount necessary for the exchange may be charged. See "Redemption of Shares" for additional information regarding redemptions and this fee.

      To obtain prospectuses of the other Roxbury Funds, you may call (800) 497-2960. To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in an account with a financial intermediary, contact the financial intermediary. The Fund may terminate or modify the exchange offer described here and will give you 60 days' notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of the Fund's shares to be acquired through such exchange may be legally made.

DISTRIBUTIONS

      Any distributions from the Fund's net investment income are declared and paid annually to you. Any net capital gain realized by the Fund will be distributed annually.

      Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

      As long as the Fund meets the requirements for being a "regulated investment company," it pays no Federal income tax on the earnings and gains it distributes to shareholders. While the Fund may invest in securities that earn interest exempt from Federal income tax, the Fund invests primarily in taxable securities. The Fund's distributions of net investment income and net short-term capital gains, if any, whether received in cash or reinvested in additional Fund shares, are generally taxable to you as ordinary income. The Fund will notify you following the end of the calendar year of the amount of dividends and other distributions paid that year.

      The Fund's distributions of a net capital gain, if any, whether received in cash or reinvested in additional Fund shares, are taxable to you as long-term capital gain regardless of the length of time you have held your shares. You should be aware that if Fund shares are purchased shortly before the record date for any dividend or net capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution. The Fund anticipates the distribution of net capital gain.

      It is a taxable event for you if you sell or exchange shares of the Fund. Depending on the initial purchase price of the shares being sold or exchanged and the sale price of the shares you sell or exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

      STATE AND LOCAL INCOME TAXES: You should consult your tax adviser concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

      This section is only a summary of some important income tax considerations that may affect your investment in the Fund. More information regarding those considerations appears in our SAI. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

                            DISTRIBUTION ARRANGEMENTS

      Professional Funds Distributor, LLC ("Distributor") manages the Fund's distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreement with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. Other than the Rule 12b-1 fees described below, the Fund does not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

RULE 12b-1 FEES

      The Investor Shares of the Fund has adopted a distribution plan under Rule 12b-1 that allows the Fund to pay a fee to the Distributor for the sale and distribution of Investor Shares, and for services provided to shareholders of Investor Shares. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum distribution fee that a Fund can charge is 0.25% of the Fund's Investor Shares average daily net assets.

MASTER/FEEDER STRUCTURE

      Other institutional investors, including other mutual funds, may invest in the Series. The master/feeder structure enables various institutional investors, including the Funds, to pool their assets, which may be expected to result in economies of scale by spreading certain fixed costs over a larger asset base and providing purchasing power. The Series holds the investment securities and bears the advisory costs. The Fund provides and bears the costs of distribution and shareholder services. Each shareholder of the Series, including the Fund, will pay its proportionate share of the Series' expenses. For reasons relating to costs or a change in investment goal, among others, the Fund could switch to another master fund or decide to manage its assets itself. The Fund is not currently contemplating such a move.

SHARE CLASSES

      The Fund issues Investor and Institutional Shares. Each class of shares bears a pro rata portion of the Fund's common expenses in addition to expenses directly attributable to that class. Institutional Shares are offered to retirement plans and other institutional investors. Investor Shares pay a Rule 12b-1 distribution fee. Any investor may purchase Investor Shares.

                                    GLOSSARY

MUTUAL FUND:

A mutual fund pools shareholders' money and, using a professional investment manager, invests it in securities like stocks and bonds.

"CAP" OR MARKET CAPITALIZATION:

Cap or the market capitalization of a company means the stock market value of all outstanding shares of the company's common stock.

TOTAL RETURN:

Total return is a measure of the per-share change in the total value of a fund's portfolio, including any distributions paid to you. It is measured from the beginning to the end of a specific time period.

INDEX:

An index is a broad measure of the market performance of a specific group of securities in a particular market, or securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

FUND EXPENSES:

Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder distribution, administration and custody services.

GROWTH FUNDS:

Growth funds invest in the common stock of growth-oriented companies seeking maximum growth of earnings and share price with little regard for dividend earnings. Generally, companies with high relative rates of growth tend to reinvest more of their profits into the company and pay out less to shareholders in the form of dividends. As a result, investors in growth funds tend to receive most of their return in the form of capital appreciation.

INVESTMENT ADVISER:

The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the fund's investment program. The Board of Trustees supervises the investment adviser and establishes policies that the investment adviser must follow in its management activities.

NET ASSET VALUE OR "NAV":

      Assets - Liabilities
NAV = --------------------
      Outstanding Shares

NET INVESTMENT INCOME:

Net investment income consists of interest and dividends earned by a fund on its investments less accrued expenses.

RULE 12b-1 FEES:

Rule 12b-1 fees, charged by some funds, are deducted from fund assets to pay for marketing and advertising expenses or, more commonly, to compensate sales professionals for selling fund shares.

                              FOR MORE INFORMATION

FOR INVESTORS WHO WANT MORE INFORMATION ON THE FUND, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

      ANNUAL/SEMI-ANNUAL REPORTS: These reports contain performance data and information on portfolio holdings, operating results and a discussion of the market conditions and investment strategies that significantly affect the Fund's performance for the most recently completed fiscal year or half-year.

      STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides additional technical and legal descriptions of the Fund's policies, investment restrictions, risks, and business structure. The information in the SAI is incorporated into this prospectus by this reference.

Copies of these documents and answers to questions about the Fund may be obtained free of charge by contacting:

      WT Mutual Fund
      c/o PFPC Inc.
      760 Moore Road
      King of Prussia, Pennsylvania 19406
      (800) 497-2960
      9:00 a.m. to 5:00 p.m. Eastern time

      Information about the Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, DC, 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Fund may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.

FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL 1-(800)-497-2960.

            The investment company registration number is 811-08648.

                              ROXBURY MID CAP FUND

                                OF WT MUTUAL FUND
                              INSTITUTIONAL SHARES

                         PROSPECTUS DATED _______, 2004

      This prospectus contains important information about the Fund, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

      Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

TABLE OF CONTENTS

                                     FUND DESCRIPTIONS
A look at the goals, strategies,         Summary........................................................   1
risks, and expenses                      Performance Information........................................   3
of the Fund.                             Fees and Expenses..............................................   5
                                         Example........................................................   6
                                         Investment Objectives..........................................   6
                                         Primary Investment Strategies..................................   6
                                         Additional Risk Information....................................   8


Details about the service            MANAGEMENT OF THE FUND
providers.                               Investment Adviser.............................................  10
                                         Portfolio Manager..............................................  10
                                         Service Providers..............................................  11


Policies and instructions for        SHAREHOLDER INFORMATION
opening, maintaining and                 Pricing of Shares..............................................  12
closing an account in                    Purchase of Shares.............................................  12
the Fund.                                Redemption of Shares...........................................  13
                                         Exchange of Shares.............................................  15
                                         Distributions..................................................  15
                                         Taxes..........................................................  15


Details on the Fund's                DISTRIBUTION ARRANGEMENTS
master/feeder arrangement                Master/Feeder Structure........................................  17
and share classes.                       Share Classes..................................................  17

                                     FOR MORE INFORMATION...............................................  19

For information about key terms and concepts, please refer to the "Glossary."

                              ROXBURY MID CAP FUND

                              INSTITUTIONAL SHARES

                                FUND DESCRIPTION

SUMMARY

Investment Objective    -     The ROXBURY MID CAP FUND (the "Fund") seeks
                              superior long-term growth of capital.

Investment Focus        -     Equity securities (generally common stocks)

Share Price Volatility  -     High

Principal Investment    -     The Fund operates as a "feeder fund" which means
Strategy                      that the Fund does not buy individual securities
                              directly. Instead, it invests in a corresponding mutual fund or "master fund," which in turn purchases the actual stock holdings. The Fund's master fund is the Mid Cap Series (the "Series") of WT Investment Trust I.

                        - The Fund and the Series have the same investment objective, policies and limitations. When this prospectus refers to investments of the Fund, it is actually referring to the investments of the Series.

                        - The Fund invests in the Series, which under normal market conditions, invests at least 80% of its assets in securities of companies with market capitalizations, at the time of purchase, consistent with the capitalization range of the Russell Mid Cap Growth and S&P MidCap 400 Indices.

                        - Roxbury Capital Management, LLC (the "Adviser") purchases stocks, and in the case of foreign companies, American Depositary Receipts ("ADRs"), it believes exhibit consistent, above-average earnings growth, superior quality and attractive risk/reward characteristics. The Adviser analyzes the stocks of a broad universe of companies to search for high quality companies that are growing at substantially greater rates than the market's average rate.

Principal Risks     The Fund is subject to the risks summarized below, which are further described under "Additional Risk Information."

                        - The prices of securities in which the Fund invests may fluctuate due to these securities being traded infrequently and in limited volumes. There may also be less publicly available information about mid cap companies as compared to larger companies.

                        - There is no guarantee that the stock market or the stocks that the Fund buys will increase in value. Therefore, it is possible to lose money by investing in the Fund.

                        - The Fund's share price will fluctuate in response to changes in the market value of the Fund's investments. Market value changes result from business developments affecting an issuer as well as general market and economic conditions.

                        - Growth-oriented investments may be more volatile than the rest of the U.S. stock market as a whole.

                        - Investments in a foreign market are subject to foreign security risk and the risk of losses caused by changes in foreign currency exchange rates.

                        - The performance of the Fund will depend on how successfully the Adviser pursues its investment strategy.

Investor Profile        -     Investors who want the value of their investment
                              to grow and who are willing to accept more volatility for the possibility of higher returns.

PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual returns compared with those of the S&P Mid Cap 400 Index and the Russell Mid Cap Growth Index, which are broad measures of market performance. The performance shown is for the Class A Shares of the Fund, as the Institutional Share Class has not commenced operations as of the date of this prospectus. Returns of Institutional Shares will differ to the extent that they have different expenses. Specifically, the Class A Shares are subject to a 0.25% shareholder service fee. Total returns for Class A shares would have been lower than shown below had certain fees and expenses not been waived and/or reimbursed. The Fund's past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

           ANNUAL TOTAL RETURNS FOR THE CALENDAR YEARS SINCE INCEPTION

[PERFORMANCE CHART]

PERFORMANCE YEARS       RETURNS
2001                      3.16%
2002                    -31.29%
2003                     45.25%

       Calendar Year-to-Date Total Return as of September 30, 2004: _____%

                           PFPC PLEASE CONFIRM/UPDATE

 BEST QUARTER                    WORST QUARTER
     17.58%                         (21.76)%
(June 30, 2001)              (September 30, 2002)

Class A Shares
Average Annual Total Returns as of December 31, 2003

                                                                                  Since Inception
                                                                    1 Year      (DECEMBER 14, 2000)
BEFORE TAXES                                                         ____%             ____%
AFTER TAXES ON DISTRIBUTIONS(1,2)                                    ____%             ____%
AFTER TAXES ON DISTRIBUTIONS AND SALES OF FUND SHARES(1,2)           ____%             ____%
S&P MID CAP 400 INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES
OR TAXES)(3)                                                         ____%             ____%
RUSSELL MID CAP GROWTH INDEX (REFLECTS NO DEDUCTION FOR FEES,        ____%             ____%
EXPENSES OR TAXES)(4)

(1) These figures assume the reinvestment of dividends and capital gain distributions and include the impact of the maximum sales charges.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class A Shares only; after-tax returns for Class B and Class C Shares will vary.

(3) The S&P Mid Cap 400 Index consists of 400 domestic stocks chosen by Standard & Poor's for market size, liquidity and industry group representation. It is a market-value weighted unmanaged index (stock price items number of shares outstanding), with each stock's weight in the S&P Mid Cap 400 Index proportionate to its market value.

(4) The Russell Mid Cap Growth Index is constructed to provide a comprehensive and unbiased barometer of the mid-cap growth market. Based on ongoing empirical research of investment manager behavior, the methodology used to determine growth probability approximates the aggregate mid-cap growth manager's opportunity set.

FEES AND EXPENSES

      The table below describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.

           SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                      Institutional Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering
price)                                                                                       None
Maximum deferred sales charge                                                                None
Maximum sales charge imposed on reinvested dividends (and other distributions)               None
Redemption fee(1)                                                                            1.00%
Exchange fee(1)                                                                              1.00%

(1) Institutional Shares are subject to a 1.00% fee only if redeemed or exchanged within the first 60 days after purchase. See "Redemption of Shares" and "Exchange of Shares" for additional information.

      ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND
                                  ASSETS) (1):

Management fees                           0.75%
Distribution (12b-1) fees                 None
Other expenses(2)                         4.18%
TOTAL ANNUAL OPERATING EXPENSES           4.93%
Waivers/Reimbursements(3)                (3.53)%
Total Net Expenses(3)                     1.40%

(1) The table above and the example below each reflect the aggregate annual operating expenses of the Fund and the corresponding Series of the Trust in which the Fund invests.

(2) Since certain operating expenses of the Fund are based on its asset size and the number of shareholders the Fund has, the relatively small asset size of the Fund impacts the ratio of "Other Expenses" and has the effect of shareholders bearing a larger percentage of operating expenses.

(3) The Adviser has agreed to waive a portion of its fees and assume certain expenses of the Fund to limit the total annual operating expenses to 1.40%.

EXAMPLE

      This example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds. The example below shows what you would pay if you invested $10,000 over the various time periods indicated. The example assumes that:

      -     you reinvested all dividends and other distributions;

      -     the average annual return was 5%;

      - the Fund's total operating expenses (reflecting contractual waivers and reimbursements) are charged and remain the same over the time periods; and

      -     you redeemed all of your investment at the end of each time period.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

INSTITUTIONAL SHARES                                         1 Year         3 Years
--------------------                                         ------         -------
Mid Cap Fund........................................         $____           $____

      The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

INVESTMENT OBJECTIVES

      The Fund and the Series seek superior long-term growth of capital. This investment objective may not be changed without shareholder approval. There is no guarantee that the Fund will achieve its investment objective.

PRIMARY INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing its assets in the Series, which under normal market conditions, invests at least 80% of its assets in the following equity (or equity-related securities):

- common stocks of corporations that are judged by the Adviser to have strong growth characteristics and, with respect to at least 80% of the Series' assets, at the time of purchase, have a market capitalization consistent with the capitalization range of the Russell Mid Cap Growth and S&P MidCap 400 Indices ("mid cap company")

- American Depositary Receipts ("ADRs"), which are negotiable certificates held in a U.S. bank representing a specific number of shares of a foreign stock traded on a U.S. stock exchange. ADRs make it easier for U.S. citizens to invest in foreign companies, due to the widespread availability of dollar-denominated price information, lower transaction costs, and timely dividend distributions. An American Depositary Share or ADS is the share issued under an American Depositary Receipt agreement which is actually traded

-     securities convertible into mid cap companies

-     options on common stock or options on stock indices

Mid-cap companies are those whose capitalization is consistent with the capitalization range of the Russell Mid Cap Growth and S&P MidCap 400 Indices at the time of the Fund's investment. As of December 31, 2003, the range of market capitalization of companies that are in the Russell Mid Cap Growth and S&P MidCap 400 Indices ("Indices") was between $489 million and $15.8 billion and $____ and $____, respectively. As market conditions change, so will the capitalizations of the companies that make up the Indices. The Adviser looks for quality, sustainable-growth stocks within the mid-cap portion of the market. At the time of initial purchase, an investment's market capitalization will fall within the capitalization range of the Indices. Due to market price adjustments or other events after the time of purchase, it is possible that an investment's market capitalization may drift above or below this range. Nevertheless, companies whose capitalization no longer meets this definition after purchase continue to be considered to have a mid cap market capitalization for purposes of the 80% policy. The Series is not limited to only mid-cap companies, and under normal market conditions, may invest up to 20% of its assets in stocks of companies within larger or smaller capitalizations.

The Adviser uses a bottom-up approach to identify new investment opportunities and to evaluate existing investments on an ongoing basis to determine continued suitability. The Adviser selects stocks it believes exhibit consistent, above average growth prospects. Through research and its understanding of business fundamentals, the Adviser seeks to identify companies with sound economic business models, reputable managements, strong competitive positions, and the ability to grow their businesses in a variety of economic environments. Additionally, all investments undergo a valuation analysis to estimate their risk/reward characteristics.

At the time of purchase individual stock holdings may represent up to 5% of the Series' value. Due to market price fluctuations individual stock holdings may exceed 5% of the value of the total portfolio. The Series may over or underweight certain industries and sectors based on the Adviser's opinion of the relative attractiveness of companies within those industries and sectors. The Series may not invest in more than 10% of the outstanding shares of any company.

In order to respond to adverse market, economic, political or other conditions, the Series may assume a temporary defensive position and invest without limit in commercial paper and other money market instruments that are rated investment grade by a nationally recognized statistical rating organization, or determined by the Adviser to be of comparable quality. The result of this action may be that the Series will be unable to achieve its investment objective. The Series also may use other strategies and engage in other investment practices, which are described in detail in our Statement of Additional Information ("SAI").

ADDITIONAL RISK INFORMATION

      The following is a list of certain risks that may apply to your investment in the Fund. Further information about investment risks is available in our SAI:

- MID CAP RISK: Mid cap companies may be more vulnerable than larger companies to adverse business or economic developments.

- MARKET RISK: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

- LIQUIDITY RISK: The risk that a security may lack sufficient liquidity in order to execute a buy or sell program without significantly affecting the security's price. At times a security's price may experience unusual price declines due to an imbalance between sellers and buyers of that security. Forced liquidations of the Series or other funds which hold similar securities could result in adverse price fluctuations in securities held and in the Fund's overall value.

- GROWTH INVESTING RISK: The risk that an investment in a growth-oriented portfolio may be more volatile than the rest of the U.S. market.

- DERIVATIVES RISK: Some of the Series' investments may be referred to as "derivatives" because their value depends on, or is derived from, the value of an underlying asset, reference rate or index. These investments include options, futures contracts and similar investments that may be used in hedging, risk management, or other portfolio management purposes consistent with the Series' investment objective. The market value of derivative instruments and securities is sometimes more volatile than that of other investments, and each type of derivative may pose its own special risks. As a fundamental policy, no more than 15% of the Series' total assets may be committed or exposed to derivative strategies.

- CURRENCY RISK: The risk related to investments denominated in foreign currencies. Foreign securities are usually denominated in foreign currency therefore changes in foreign currency exchange rates affect the net asset value of the Fund.

- FOREIGN SECURITY RISK: The risk of losses due to political, regulatory, economic, social or other uncontrollable forces in a foreign country not normally associated with investing in U.S. markets.

- MASTER/FEEDER RISK: The master/feeder structure is designed to reduce costs, it may not do so, and the Fund may encounter operational or other complications. For example, large-scale redemptions by other feeders of their shares of the master fund could have adverse effects on a fund such as requiring the liquidation of a substantial portion of the master fund's holdings at a time when it may be disadvantageous to do so. Also, other feeders of a master fund may have a greater ownership interest in the master fund and, therefore, could have effective voting control over the operation of the master fund.

- OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

- VALUATION RISK: The risk that the Series has valued certain of its securities at a higher price than it can sell them.

- IPO RISK: The Fund may purchase securities of companies engaged in their initial public offerings (IPOs). The price of securities purchased in IPOs can be very volatile. The effect of IPO investments on the Fund's performance depends on a variety of factors, including the number of IPOs the Fund invests in relative to the size of the Fund, and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As the Fund's asset base increases, IPOs often have a diminished effect on performance.

                             MANAGEMENT OF THE FUND

      The Board of Trustees has oversight responsibility of the management, activities and affairs of the Fund and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the Fund and its shareholders. The Board of Trustees includes a member of the Adviser's Investment Committee.

INVESTMENT ADVISER

      Roxbury Capital Management, LLC ("Roxbury"), 100 Wilshire Boulevard, Suite 1000, Santa Monica, California 90401, serves as the investment adviser for the Mid Cap Series. As the Series' investment adviser, Roxbury has overall responsibility for directing the Series' investments. Roxbury provides investment advisory services to mutual funds and other institutional accounts, including corporations, union and pension accounts, foundations, and endowments, as well as to individuals. As of September 30, 2004, Roxbury had assets under management of approximately $______ billion.

      For the fiscal year ended June 30, 2004, Roxbury waived its entire advisory fee. Had there been no waiver, Roxbury would have received a fee of 0.75% of the Series' average daily net assets.

      The Series pays Roxbury a monthly advisory fee at the annual rate of 0.75% of the Series' first $1 billion of average daily net assets; 0.70% of the Series' next billion of average daily net assets; and 0.65% of the Series' average daily net assets over $2 billion.

PORTFOLIO MANAGER

      Alfred J. Lockwood, CPA, CFA is the portfolio manager of the Mid Cap Series and is also responsible for general research on small to mid cap companies. Mr. Lockwood's participation in Roxbury's Investment Committee provides additional access to research and investment ideas.

      ALFRED J. LOCKWOOD, CPA, CFA joined Roxbury in 1992 and is the manager of Roxbury's small to mid cap portfolios. Al is co-Chief Investment Officer and a member of Roxbury's Investment Committee. Al's CPA background complements his securities analysis in researching mid size growth companies. His previous experience as an Audit Manager for Ernst & Young exposed him to many company managements, primarily in the small to mid cap areas and across a diverse range of industries, including distribution, healthcare, technology and others. Al has particular skill in assessing a company's complete business context relative to its competitors and the marketplace. A skilled numbers man, he likes to look beyond the numbers for undervalued or misunderstood investment opportunities. Al received a B.S. from California State University, Northridge.

                               SERVICE PROVIDERS

     The chart below provides information on the primary service providers.

Asset                                                                                 Shareholder
Management                                                                            Services

          INVESTMENT ADVISER                                                                    TRANSFER AGENT
    Roxbury Capital Management, LLC                                                                PFPC Inc.
    100 Wilshire Blvd., Suite 1000                                                              760 Moore Road
        Santa Monica, CA 90401                                                             King of Prussia, PA 19406


     Manages the Series investment                                                       Handles shareholder services,
              activities.                                                                 including recordkeeping and
                                                                                            statements, payment of
                                                                                        distributions and processing of
                                                                                            buy and sell requests.

                                                    WT MUTUAL FUND

                                              ROXBURY MID CAP GROWTH FUND
Fund                                                                                  Asset
Operations                                                                            Safe Keeping

              ADMINISTRATOR                                                                     CUSTODIAN

     Rodney Square Management Corp.                                                       Wilmington Trust Company
        1100 North Market Street                                                          1100 North Market Street
          Wilmington, DE 19890                                                              Wilmington, DE 19890

          SUB-ADMINISTRATOR AND
            ACCOUNTING AGENT

                PFPC Inc.
          301 Bellevue Parkway
          Wilmington, DE 19809

    Provides facilities, equipment and                                                    Holds the Fund's assets, settles
  personnel to carry out administrative                                                     all Fund trades and collects
    services related to the Fund and                                                         most of the valuation data
      calculates the Fund's NAV and                                                         required for calculating the
             distributions.                                                                     Fund's NAV per share.

                                             Distribution

                                                      DISTRIBUTOR
                                             Professional Funds Distributor LLC
                                                       760 Moore Road
                                                  King of Prussia, PA 19406
                                               Distributes the Fund's shares.

                             SHAREHOLDER INFORMATION

PRICING OF SHARES

      The Series values its assets based on current market values when such values are available. These prices normally are supplied by a pricing service. Any assets held by the Series that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that PFPC determines the daily net asset value per share. To determine the value of those securities, PFPC may use a pricing service that takes into account not only developments related to specific securities, but also transactions in comparable securities. Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees.

      PFPC determines the NAV per share of the Fund as of the close of regular trading on the New York Stock Exchange ("Exchange") (currently 4:00 p.m. Eastern time) on each day that the Exchange and the transfer agent are open for business (each, a "Business Day"). The NAV is calculated by adding the value of all securities and other assets in the Fund, deducting its liabilities and dividing the balance by the number of outstanding shares in the Fund. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent and, under no circumstances will any order be accepted for purchase, redemption or exchange after the NAV calculation.

PURCHASE OF SHARES

      Fund shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment in Institutional Shares of the Fund is $500,000. Additional investments in the Fund may be made in any amount. You may purchase shares as specified below.

      Investors may purchase shares of the Fund through financial intermediaries such as financial consultants, securities brokers, dealers or benefit plan administrators. Investors should contact their financial intermediary directly for appropriate instructions, as well as for information pertaining to account and any servicing or transaction fees that may be charged. Some financial intermediaries may appoint subagents.


BY MAIL: You may purchase shares by sending a check drawn on a U.S. bank payable to Roxbury Mid Cap Fund, indicating the name and class of the Fund, along with a completed application. If a subsequent investment is being made, the check should also indicate your Fund account number. When you make purchases by check, each Fund may withhold payment on any redemption until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

REGULAR MAIL:                      OVERNIGHT MAIL:
Roxbury Mid Cap Fund               Roxbury Mid Cap Fund
c/o PFPC Inc.                      c/o PFPC Inc.
P.O. Box 9828                      760 Moore Road
Providence, RI 02940               King of Prussia, PA 19406

      BY WIRE: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) 497-2960 for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.

      ADDITIONAL INFORMATION REGARDING PURCHASES: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any Business Day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following Business Day. Any purchase order may be rejected if the Fund determines that accepting the order would not be in the best interest of the Fund or its shareholders. It is the responsibility of the financial intermediary to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above. For information on other ways to purchase shares, including through an individual retirement account (IRA), an Automatic Investment Plan or a Payroll Investment Plan, please refer to our SAI.

REDEMPTION OF SHARES

      You may sell your shares on any Business Day, as described below. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. If held for more than 60 days, there is no fee when Fund shares are redeemed. If shares are redeemed within 60 days of purchase, a redemption fee of 1.00% of the redemption amount may be charged. (See "Redemption Fee" below.) It is the responsibility of the financial intermediary to transmit redemption orders and credit their customers' accounts with redemption proceeds on a timely basis. Redemption checks are normally mailed on the next Business Day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the transfer agent before 4:00 p.m. Eastern time) or the next Business Day (if received after 4:00 p.m. Eastern time or on a non-Business Day), but never later than 7 days following such receipt. If you purchased your shares through an account at a financial intermediary, you should contact the financial intermediary for information relating to redemptions. The Fund's name and your account number should accompany any redemption requests.

      REDEMPTION FEES: The Fund will impose a fee of 1.00% of the total redemption amount (calculated at market value) if you sell your shares within 60 days of your purchase of such shares. This fee will apply to redemptions processed for the purpose of receiving redemption proceeds or processing an exchange between the Roxbury Funds. This fee is paid directly to the respective Roxbury Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. For purposes of determining whether this fee applies, the shares that you have held the longest will be redeemed or exchanged first. This fee may not apply in certain circumstances, such as redemptions or exchanges processed from certain omnibus accounts (including 401(k) plans), and in the event of shareholder death or disability. See "Exchange of Shares" for additional information regarding the exchange of shares of the Roxbury Fund.

      MARKET TIMING: The Fund is not designed to accommodate market timing or repetitive trading. "Market timing" as defined as effecting frequent trades into or out of the Fund in an effort to anticipate or time price movements. The Fund may restrict or refuse purchase or exchange orders by market timers or by those persons the Fund or the distributor believe are engaging in similar trading activity. Market timing can adversely impact the ability of the investment adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of the Fund. There is no guaranty that the Fund or its agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence.

      BY MAIL: If you redeem your shares by mail, you should submit written instructions with a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. You must indicate the Fund name, your account number and your name. The written instructions and signature guarantee should be mailed to:

Regular mail:                               Overnight mail:
Roxbury Mid Cap Fund                        Roxbury Mid Cap Fund
c/o PFPC Inc.                               c/o PFPC Inc.
P.O. Box 9828                               760 Moore Road
Providence, RI 02940                        King of Prussia, PA 19406

      BY TELEPHONE: If you prefer to redeem your shares by telephone you may elect to do so. However there are risks. The Fund has safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any losses.

      ADDITIONAL INFORMATION REGARDING REDEMPTIONS: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Fund account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Fund account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a signature guarantee. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds the Fund shares. If shares to be redeemed represent a recent investment made by check, the Fund reserves the right to withhold the redemption proceeds until it believes that the check has been collected (which could take up to 10 days).

      SMALL ACCOUNTS: If the value of your Fund account falls below $500, the Fund may ask you to increase your balance. If the account value is still below $500 after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below $500 solely as a result of a reduction in your account's market value.

      For additional information on other ways to redeem shares, please refer to our SAI.

EXCHANGE OF SHARES

You may exchange all or a portion of your shares in the Fund for Institutional Shares of the following funds ("Roxbury Funds"):

Roxbury Large Cap Growth Fund
Roxbury Small Cap Growth Fund

      Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. See "Taxes" for a discussion of the tax effect on an exchange of shares.

      Exchange transactions will be subject to the minimum initial investment and other requirements of the Fund into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder's account of less than $500.

      If held for more than 60 days, there is no fee when Fund shares are redeemed to process an exchange for your account. If shares are redeemed within 60 days of purchase, a fee of 1.00% of the redemption amount necessary for the exchange may be charged. See "Redemption of Shares" for additional information regarding redemptions and this fee.

      To obtain prospectuses of the other Roxbury Funds, you may call (800) 497-2960. To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in an account with a financial intermediary, contact the financial intermediary. The Fund may terminate or modify the exchange offer described here and will give you 60 days' notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of the Fund's shares to be acquired through such exchange may be legally made.

DISTRIBUTIONS

      Distributions from the net investment income of the Fund, if any, are declared and paid annually to you. Any net capital gain realized by the Fund will be distributed annually.

      Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional Fund shares, unless you have elected to receive distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

      FEDERAL INCOME TAXES: As long as the Fund meets the requirements for being a "regulated investment company," it pays no Federal income tax on the earnings and gains it distributes to shareholders. Under normal conditions, the Fund invests primarily in taxable securities. The Fund will notify you following the end of the calendar year of the amount of dividends and other distributions paid that year.

      Dividends you receive from the Fund, whether reinvested in Fund shares or received in cash, are generally taxable to you as ordinary income. The Fund's distributions of net capital gain, whether received in cash or reinvested in additional Fund shares, are taxable to you as long-term capital gain, regardless of the length of time you have held your shares. You should be aware that if Fund shares are purchased shortly before the record date for any dividend or capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution. The Fund anticipates the distribution of net capital gain.

      It is a taxable event for you if you sell shares of the Fund. Depending on the purchase price and the sale price of the shares, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

      STATE AND LOCAL INCOME TAXES: You should consult your tax advisors concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

This section is only a summary of some important income tax considerations that may affect your investment in the Fund. More information regarding those considerations appears in our SAI. You are urged to consult your tax advisor regarding the effects of an investment on your tax situation.

                            DISTRIBUTION ARRANGEMENTS

      Professional Funds Distributor, LLC manages the Fund's distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreement with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. The Fund does not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

MASTER/FEEDER STRUCTURE

      Other institutional investors, including other mutual funds, may invest in the Series. The master/feeder structure enables various institutional investors, including the Funds, to pool their assets, which may be expected to result in economies of scale by spreading certain fixed costs over a larger asset base and providing purchasing power. The Series holds the investment securities and bears the advisory costs. The Fund provides and bears the costs of distribution and shareholder services. Each shareholder of the Series, including the Fund, will pay its proportionate share of the Series' expenses. For reasons relating to costs or a change in investment goal, among others, the Fund could switch to another master fund or decide to manage its assets itself. The Fund is not currently contemplating such a move.

SHARE CLASSES

      The Fund issues Investor, Class A, Class B, Class C, and Institutional Shares. Each class of shares bears a pro rata portion of the Fund's common expenses in addition to expenses directly attributable to that class. Institutional Shares are offered to retirement plans and other institutional investors. Any investor may purchase Investor, Class A, Class B or Class C Shares.

                                    GLOSSARY

MUTUAL FUND:

A mutual fund pools shareholders' money and, using a professional investment manager, invests it in securities like stocks and bonds.

"CAP":

Cap or the market capitalization of a company means the stock market value of all outstanding shares of the company's common stock.

INDEX:

An index is a broad measure of the market performance of a specific group of securities in a particular market, or securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

FUND EXPENSES:

Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder distribution, administration, custody and other services.

GROWTH FUNDS:

Growth funds invest in the common stock of growth-oriented companies seeking maximum growth of earnings and share price with little regard for dividend earnings. Generally, companies with high relative rates of growth tend to reinvest more of their profits into the company and pay out less to shareholders in the form of dividends. As a result, investors in growth funds tend to receive most of their return in the form of capital appreciation.

INVESTMENT ADVISER:

The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the fund's investment program. The Board of Trustees supervises the investment adviser and establishes policies that the investment adviser must follow in its management activities.


NET ASSET VALUE OR "NAV":

      Assets - Liabilities
NAV = --------------------
      Outstanding Shares

NET INVESTMENT INCOME:

Net investment income consists of interest and dividends earned by a fund on its investments less accrued expenses.

                              FOR MORE INFORMATION

FOR INVESTORS WHO WANT MORE INFORMATION ON THE FUND, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

      ANNUAL/SEMI-ANNUAL REPORTS: These reports contain performance data and information on portfolio holdings, operating results and a discussion of the market conditions and investment strategies that significantly affect the Fund's performance for the most recently completed fiscal year or half-year.

      STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides a complete technical and legal description of the Fund's policies, investment restrictions, risks, and business structure. This prospectus incorporates the SAI by reference.

Copies of these documents and answers to questions about the Fund may be obtained free of charge by contacting:

      The Roxbury Mid Cap Fund
      c/o PFPC Inc.
      760 Moore Road
      King of Prussia, Pennsylvania 19406
      (800) 497-2960
      9:00 a.m. to 5:00 p.m. Eastern time

      Information about the Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, DC, 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Fund may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.

FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL 1-(800)-497-2960.

            The investment company registration number is 811-08648.

                              ROXBURY MID CAP FUND

                                OF WT MUTUAL FUND
                                 INVESTOR SHARES

                         PROSPECTUS DATED _______, 2004

      This prospectus contains important information about the Fund, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

      Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

TABLE OF CONTENTS

                                        FUND DESCRIPTIONS

A look at the goals, strategies,            Summary.........................................................       1
risks, and expenses                         Performance Information.........................................       3
of the Fund.                                Fees and Expenses...............................................       5
                                            Example.........................................................       6
                                            Investment Objectives...........................................       6
                                            Primary Investment Strategies...................................       6
                                            Additional Risk Information.....................................       8

Details about the service               MANAGEMENT OF THE FUND
providers.                                  Investment Adviser..............................................      10
                                            Portfolio Manager...............................................      10
                                            Service Providers...............................................      11

Policies and instructions for           SHAREHOLDER INFORMATION
opening, maintaining and                    Pricing of Shares...............................................      12
closing an account in                       Purchase of Shares..............................................      12
the Fund.                                   Redemption of Shares............................................      13
                                            Exchange of Shares..............................................      15
                                            Distributions...................................................      15
                                            Taxes...........................................................      15

Details on the Fund's                   DISTRIBUTION ARRANGEMENTS
distribution plan,
master/feeder arrangement                   Rule 12b-1 Fees.................................................
and share classes.                          Master/Feeder Structure.........................................
                                            Share Classes...................................................

                                        FOR MORE INFORMATION................................................      19

For information about key terms and concepts, please refer to the "Glossary."

                              ROXBURY MID CAP FUND

                                 INVESTOR SHARES

                                FUND DESCRIPTION

SUMMARY

Investment Objective             -    The ROXBURY MID CAP FUND (the "Fund")
                                      seeks superior long-term growth of
                                      capital.

Investment Focus                 -    Equity securities (generally common
                                      stocks)

Share Price Volatility           -    High

Principal Investment             -    The Fund operates as a "feeder fund" which
Strategy                              means that the Fund does not buy
                                      individual securities directly. Instead, it invests in a corresponding mutual fund or "master fund," which in turn purchases the actual stock holdings. The Fund's master fund is the Mid Cap Series (the
                                      "Series") of WT Investment Trust I.

                                 -    The Fund and the Series have the same
                                      investment objective, policies and
                                      limitations. When this prospectus refers to investments of the Fund, it is actually referring to the investments of the Series.

                                 -    The Fund invests in the Series, which
                                      under normal market conditions, invests at least 80% of its assets in securities of companies with market capitalizations, at the time of purchase, consistent with the capitalization range of the Russell Mid Cap Growth and S&P MidCap 400 Indices.

                                 -    Roxbury Capital Management, LLC (the
                                      "Adviser") purchases stocks, and in the
                                      case of foreign companies, American
                                      Depositary Receipts ("ADRs"), it believes exhibit consistent, above-average earnings growth, superior quality and attractive risk/reward characteristics. The Adviser analyzes the stocks of a broad universe of companies to search for high quality companies that are growing at substantially Principal Investment
                                      Strategy greater rates than the market's average rate.

Principal Risks                The Fund is subject to the risks summarized
                               below, which are further described under "Additional Risk Information."

                                 - The prices of securities in which the Fund invests may fluctuate due to these securities being traded infrequently and in limited volumes. There may also be less publicly available information about mid cap companies as compared to larger companies.

                                 -    There is no guarantee that the stock
                                      market or the stocks that the Fund buys
                                      will increase in value. Therefore, it is possible to lose money by investing in the Fund.

                                 - The Fund's share price will fluctuate in response to changes in the market value of the Fund's investments. Market value changes result from business developments affecting an issuer as well as general market and economic conditions.

                                 -    Growth-oriented investments may be more
                                      volatile than the rest of the U.S. stock market as a whole.

                                 -    Investments in a foreign market are
                                      subject to foreign security risk and the risk of losses caused by changes in foreign currency exchange rates.

                                 - The performance of the Fund will depend on how successfully the Adviser pursues its investment strategy.

Investor Profile                 -    Investors who want the value of their
                                      investment to grow and who are willing to accept more volatility for the possibility of higher returns.

PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual returns compared with those of the S&P Mid Cap 400 Index and the Russell Mid Cap Growth Index, a broad measure of market performance. The performance shown is for the Class A Shares of the Fund, as the Investor Share Class has not commenced operations as of the date of this prospectus. Total returns for Class A shares would have been lower than shown below had certain fees and expenses not been waived and/or reimbursed. The bar chart does not reflect sales charges. If it did, returns would be less than those shown. The Fund's past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

           ANNUAL TOTAL RETURNS FOR THE CALENDAR YEARS SINCE INCEPTION

                              [PERFORMANCE GRAPH]

PERFORMANCE YEARS     Returns
-----------------     -------
2001                    3.16%
2002                  -31.29%
2003                   45.25%

       Calendar Year-to-Date Total Return as of September 30, 2004: _____%

                           PFPC PLEASE CONFIRM/UPDATE
                  BEST QUARTER                   WORST QUARTER
                     17.58%                         (21.76)%
                (June 30, 2001)              (September 30, 2002)

CLASS A SHARES
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003

                                                                                              SINCE INCEPTION
                                                                            1 Year          (DECEMBER 14, 2000)
Before Taxes                                                                 ----%                  ----%
After Taxes on Distributions(1),(2)                                          ----%                  ----%
After Taxes on Distributions and Sales of Fund Shares(1),(2)                 ----%                  ----%
S&P Mid Cap 400 Index (reflects no deduction for fees, expenses
or taxes)(3)                                                                 ----%                  ----%
Russell Mid Cap Growth Index (reflects no deduction for fees,
expenses or taxes) (4)                                                       ----%                  ----%

(1) These figures assume the reinvestment of dividends and capital gain distributions and include the impact of the maximum sales charges.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class A Shares only; after-tax returns for Class B and Class C Shares will vary.

(3) The S&P Mid Cap 400 Index consists of 400 domestic stocks chosen by Standard & Poor's for market size, liquidity and industry group representation. It is a market-value weighted unmanaged index (stock price items number of shares outstanding), with each stock's weight in the S&P Mid Cap 400 Index proportionate to its market value.

(4) The Russell Mid Cap Growth Index is constructed to provide a comprehensive and unbiased barometer of the mid-cap growth market. Based on ongoing empirical research of investment manager behavior, the methodology used to determine growth probability approximates the aggregate mid-cap growth manager's opportunity set.

FEES AND EXPENSES

      The table below describes the fees and expenses that you may pay if you buy and hold Investor Shares of the Fund.

           SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                          Investor Shares
                                                                                          ---------------
Maximum sales charge (load) imposed on purchases (as a percentage of offering
price)                                                                                          None
Maximum deferred sales charge                                                                   None
Maximum sales charge imposed on reinvested dividends (and other distributions)                  None
Redemption fee(1)                                                                               1.00%
Exchange fee(1)                                                                                 1.00%

(1) Investor Shares are subject to a 1.00% fee only if redeemed or exchanged within the first 60 days after purchase. See "Redemption of Shares" and "Exchange of Shares" for additional information.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)(1):

Management fees                                  0.75%
Distribution (12b-1) fees                        0.25%
Other expenses(2)                                4.18%
TOTAL ANNUAL OPERATING EXPENSES                  5.18%
Waivers/Reimbursements(3)                       (3.63)%
Total Net Expenses(3)                            1.55%

(1) The table above and the example below each reflect the aggregate annual operating expenses of the Fund and the corresponding Series of the Trust in which the Fund invests.

(2) Since certain operating expenses of the Fund are based on its asset size and the number of shareholders the Fund has, the relatively small asset size of the Fund impacts the ratio of "Other Expenses" and has the effect of shareholders bearing a larger percentage of operating expenses.

(3) The Adviser has agreed to waive a portion of its fees and assume certain expenses of the Fund to limit the total annual operating expenses to 1.55%.

EXAMPLE

      This example is intended to help you compare the cost of investing in Investor Shares of the Fund with the cost of investing in other mutual funds. The example below shows what you would pay if you invested $10,000 over the various time periods indicated. The example assumes that:

            -     you reinvested all dividends and other distributions;

            -     the average annual return was 5%;

            - the Fund's total operating expenses (reflecting contractual waivers and reimbursements) are charged and remain the same over the time periods; and

            - you redeemed all of your investment at the end of each time period.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

INVESTOR SHARES                                              1 Year         3 Years
---------------                                              ------         -------
Mid Cap Fund........................................         $----           $----

      The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

INVESTMENT OBJECTIVES

      The Fund and the Series seek superior long-term growth of capital. This investment objective may not be changed without shareholder approval. There is no guarantee that the Fund will achieve its investment objective.

PRIMARY INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing its assets in the Series, which under normal market conditions, invests at least 80% of its assets in the following equity (or equity-related securities):

- common stocks of corporations that are judged by the Adviser to have strong growth characteristics and, with respect to at least 80% of the Series' assets, at the time of purchase, have a market capitalization consistent with the capitalization range of the Russell Mid Cap Growth and S&P MidCap 400 Indices ("mid cap company")

- American Depositary Receipts ("ADRs"), which are negotiable certificates held in a U.S. bank representing a specific number of shares of a foreign stock traded on a U.S. stock exchange. ADRs make it easier for U.S. citizens to invest in foreign companies, due to the widespread availability of dollar-denominated price information, lower transaction costs, and timely dividend distributions. An American Depositary Share or ADS is the share issued under an American Depositary Receipt agreement which is actually traded

-     securities convertible into mid cap companies

-     options on common stock or options on stock indices

Mid-cap companies are those whose capitalization is consistent with the capitalization range of the Russell Mid Cap Growth and S&P MidCap 400 Indices at the time of the Fund's investment. As of December 31, 2003, the range of market capitalization of companies that are in the Russell Mid Cap Growth and S&P MidCap 400 Indices ("Indices") was between $489 million and $15.8 billion and $____ and $____, respectively. As market conditions change, so will the capitalizations of the companies that make up the Indices. The Adviser looks for quality, sustainable-growth stocks within the mid-cap portion of the market. At the time of initial purchase, an investment's market capitalization will fall within the capitalization range of the Indices. Due to market price adjustments or other events after the time of purchase, it is possible that an investment's market capitalization may drift above or below this range. Nevertheless, companies whose capitalization no longer meets this definition after purchase continue to be considered to have a mid cap market capitalization for purposes of the 80% policy. The Series is not limited to only mid-cap companies, and under normal market conditions, may invest up to 20% of its assets in stocks of companies within larger or smaller capitalizations.

The Adviser uses a bottom-up approach to identify new investment opportunities and to evaluate existing investments on an ongoing basis to determine continued suitability. The Adviser selects stocks it believes exhibit consistent, above average growth prospects. Through research and its understanding of business fundamentals, the Adviser seeks to identify companies with sound economic business models, reputable managements, strong competitive positions, and the ability to grow their businesses in a variety of economic environments. Additionally, all investments undergo a valuation analysis to estimate their risk/reward characteristics.

At the time of purchase individual stock holdings may represent up to 5% of the Series' value. Due to market price fluctuations individual stock holdings may exceed 5% of the value of the total portfolio. The Series may over or underweight certain industries and sectors based on the Adviser's opinion of the relative attractiveness of companies within those industries and sectors. The Series may not invest in more than 10% of the outstanding shares of any company.

In order to respond to adverse market, economic, political or other conditions, the Series may assume a temporary defensive position and invest without limit in commercial paper and other money market instruments that are rated investment grade by a nationally recognized statistical rating organization, or determined by the Adviser to be of comparable quality. The result of this action may be that the Series will be unable to achieve its investment objective. The Series also may use other strategies and engage in other investment practices, which are described in detail in our Statement of Additional Information ("SAI").

ADDITIONAL RISK INFORMATION

      The following is a list of certain risks that may apply to your investment in the Fund. Further information about investment risks is available in our SAI:

- MID CAP RISK: Mid cap companies may be more vulnerable than larger companies to adverse business or economic developments.

- MARKET RISK: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

- LIQUIDITY RISK: The risk that a security may lack sufficient liquidity in order to execute a buy or sell program without significantly affecting the security's price. At times a security's price may experience unusual price declines due to an imbalance between sellers and buyers of that security. Forced liquidations of the Series or other funds which hold similar securities could result in adverse price fluctuations in securities held and in the Fund's overall value.

- GROWTH INVESTING RISK: The risk that an investment in a growth-oriented portfolio may be more volatile than the rest of the U.S. market.

- DERIVATIVES RISK: Some of the Series' investments may be referred to as "derivatives" because their value depends on, or is derived from, the value of an underlying asset, reference rate or index. These investments include options, futures contracts and similar investments that may be used in hedging, risk management, or other portfolio management purposes consistent with the Series' investment objective. The market value of derivative instruments and securities is sometimes more volatile than that of other investments, and each type of derivative may pose its own special risks. As a fundamental policy, no more than 15% of the Series' total assets may be committed or exposed to derivative strategies.

- CURRENCY RISK: The risk related to investments denominated in foreign currencies. Foreign securities are usually denominated in foreign currency therefore changes in foreign currency exchange rates affect the net asset value of the Fund.

- FOREIGN SECURITY RISK: The risk of losses due to political, regulatory, economic, social or other uncontrollable forces in a foreign country not normally associated with investing in U.S. markets.

- MASTER/FEEDER RISK: The master/feeder structure is designed to reduce costs, it may not do so, and the Fund may encounter operational or other complications. For example, large-scale redemptions by other feeders of their shares of the master fund could have adverse effects on a fund such as requiring the liquidation of a substantial portion of the master fund's holdings at a time when it may be disadvantageous to do so. Also, other feeders of a master fund may have a greater ownership interest in the master fund and, therefore, could have effective voting control over the operation of the master fund.

- OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

- VALUATION RISK: The risk that the Series has valued certain of its securities at a higher price than it can sell them.

- IPO RISK: The Fund may purchase securities of companies engaged in their initial public offerings (IPOs). The price of securities purchased in IPOs can be very volatile. The effect of IPO investments on the Fund's performance depends on a variety of factors, including the number of IPOs the Fund invests in relative to the size of the Fund, and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As the Fund's asset base increases, IPOs often have a diminished effect on performance.

                             MANAGEMENT OF THE FUND

      The Board of Trustees has oversight responsibility of the management, activities and affairs of the Fund and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the Fund and its shareholders. The Board of Trustees includes a member of the Adviser's Investment Committee.

INVESTMENT ADVISER

      Roxbury Capital Management, LLC ("Roxbury"), 100 Wilshire Boulevard, Suite 1000, Santa Monica, California 90401, serves as the investment adviser for the Mid Cap Series. As the Series' investment adviser, Roxbury has overall responsibility for directing the Series' investments. Roxbury provides investment advisory services to mutual funds and other institutional accounts, including corporations, union and pension accounts, foundations, and endowments, as well as to individuals. As of September 30, 2004, Roxbury had assets under management of approximately $______ billion.

      For the fiscal year ended June 30, 2004, Roxbury waived its entire advisory fee. Had there been no waiver, Roxbury would have received a fee of 0.75% of the Series' average daily net assets.

      The Series pays Roxbury a monthly advisory fee at the annual rate of 0.75% of the Series' first $1 billion of average daily net assets; 0.70% of the Series' next billion of average daily net assets; and 0.65% of the Series' average daily net assets over $2 billion.

PORTFOLIO MANAGER

      Alfred J. Lockwood, CPA, CFA is the portfolio manager of the Mid Cap Series and is also responsible for general research on small to mid cap companies. Mr. Lockwood's participation in Roxbury's Investment Committee provides additional access to research and investment ideas.

      ALFRED J. LOCKWOOD, CPA, CFA joined Roxbury in 1992 and is the manager of Roxbury's small to mid cap portfolios. Al is co-Chief Investment Officer and a member of Roxbury's Investment Committee. Al's CPA background complements his securities analysis in researching mid size growth companies. His previous experience as an Audit Manager for Ernst & Young exposed him to many company managements, primarily in the small to mid cap areas and across a diverse range of industries, including distribution, healthcare, technology and others. Al has particular skill in assessing a company's complete business context relative to its competitors and the marketplace. A skilled numbers man, he likes to look beyond the numbers for undervalued or misunderstood investment opportunities. Al received a B.S. from California State University, Northridge.

                                SERVICE PROVIDERS

      The chart below provides information on the primary service providers.

Asset                                                                                 Shareholder
Management                                                                            Services

          INVESTMENT ADVISER                                                                   TRANSFER AGENT

                                                                                                  PFPC Inc.
                                                                                               760 Moore Road
                                                                                          King of Prussia, PA 19406

    Roxbury Capital Management, LLC
    100 Wilshire Blvd., Suite 1000                                                      Handles shareholder services,
        Santa Monica, CA 90401                                                           including recordkeeping and
                                                                                           statements, payment of
     Manages the Series investment                                                     distributions and processing of
              activities.                                                                  buy and sell requests.

                                                    WT MUTUAL FUND
                                                 ROXBURY MID CAP FUND

Fund                                                                                  Asset
Operations                                                                            Safe Keeping

             ADMINISTRATOR                                                                        CUSTODIAN

    Rodney Square Management Corp.                                                        Wilmington Trust Company
       1100 North Market Street                                                           1100 North Market Street
         Wilmington, DE 19890                                                               Wilmington, DE 19890

         SUB-ADMINISTRATOR AND
           ACCOUNTING AGENT

               PFPC Inc.
         301 Bellevue Parkway
         Wilmington, DE 19809

  Provides facilities, equipment and                                                  Holds the Fund's assets, settles
 personnel to carry out administrative                                                  all Fund trades and collects
   services related to the Fund and                                                      most of the valuation data
    calculates the Fund's NAV and                                                      required for calculating the
            distributions.                  Distribution                                   Fund's NAV per share.

                                                         DISTRIBUTOR
                                             Professional Funds Distributor LLC
                                                       760 Moore Road
                                                  King of Prussia, PA 19406
                                               Distributes the Fund's shares.

                             SHAREHOLDER INFORMATION

PRICING OF SHARES

      The Series values its assets based on current market values when such values are available. These prices normally are supplied by a pricing service. Any assets held by the Series that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that PFPC determines the daily net asset value per share. To determine the value of those securities, PFPC may use a pricing service that takes into account not only developments related to specific securities, but also transactions in comparable securities. Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees.

      PFPC determines the NAV per share of the Fund as of the close of regular trading on the New York Stock Exchange ("Exchange") (currently 4:00 p.m. Eastern time) on each day that the Exchange and the transfer agent are open for business (each, a "Business Day"). The NAV is calculated by adding the value of all securities and other assets in the Fund, deducting its liabilities and dividing the balance by the number of outstanding shares in the Fund. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent and, under no circumstances will any order be accepted for purchase, redemption or exchange after the NAV calculation.

PURCHASE OF SHARES

      Fund shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment in Investor Shares of the Fund is $1,000. Additional investments in the Fund may be made in any amount. You may purchase shares as specified below.

      Investors may purchase shares of the Fund through financial intermediaries such as financial consultants, securities brokers, dealers or benefit plan administrators. Investors should contact their financial intermediary directly for appropriate instructions, as well as for information pertaining to account and any servicing or transaction fees that may be charged. Some financial intermediaries may appoint subagents.

BY MAIL: You may purchase shares by sending a check drawn on a U.S. bank payable to Roxbury Mid Cap Fund, indicating the name and class of the Fund, along with a completed application. If a subsequent investment is being made, the check should also indicate your Fund account number. When you make purchases by check, each Fund may withhold payment on any redemption until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

REGULAR MAIL:                               OVERNIGHT MAIL:
Roxbury Mid Cap Fund                        Roxbury Mid Cap Fund
c/o PFPC Inc.                               c/o PFPC Inc.
P.O. Box 9828                               760 Moore Road
Providence, RI 02940                        King of Prussia, PA 19406

      BY WIRE: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) 497-2960 for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.

      ADDITIONAL INFORMATION REGARDING PURCHASES: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any Business Day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following Business Day. Any purchase order may be rejected if the Fund determines that accepting the order would not be in the best interest of the Fund or its shareholders. It is the responsibility of the financial intermediary to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above. For information on other ways to purchase shares, including through an individual retirement account (IRA), an Automatic Investment Plan or a Payroll Investment Plan, please refer to our SAI.

REDEMPTION OF SHARES

      You may sell your shares on any Business Day, as described below. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. If held for more than 60 days, there is no fee when Fund shares are redeemed. If shares are redeemed within 60 days of purchase, a redemption fee of 1.00% of the redemption amount may be charged. (See "Redemption Fee" below.) It is the responsibility of the financial intermediary to transmit redemption orders and credit their customers' accounts with redemption proceeds on a timely basis. Redemption checks are normally mailed on the next Business Day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the transfer agent before 4:00 p.m. Eastern time) or the next Business Day (if received after 4:00 p.m. Eastern time or on a non-Business Day), but never later than 7 days following such receipt. If you purchased your shares through an account at a financial intermediary, you should contact the financial intermediary for information relating to redemptions. The Fund's name and your account number should accompany any redemption requests.

      REDEMPTION FEES: The Fund will impose a fee of 1.00% of the total redemption amount (calculated at market value) if you sell your shares within 60 days of your purchase of such shares. This fee will apply to redemptions processed for the purpose of receiving redemption proceeds or processing an exchange between the Roxbury Funds. This fee is paid directly to the respective Roxbury Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. For purposes of determining whether this fee applies, the shares that you have held the longest will be redeemed or exchanged first. This fee may not apply in certain circumstances, such as redemptions or exchanges processed from certain omnibus accounts (including 401(k) plans), and in the event of shareholder death or disability. See "Exchange of Shares" for additional information regarding the exchange of shares of the Roxbury Fund.

      MARKET TIMING: The Fund is not designed to accommodate market timing or repetitive trading. "Market timing" as defined as effecting frequent trades into or out of the Fund in an effort to anticipate or time price movements. The Fund may restrict or refuse purchase or exchange orders by market timers or by those persons the Fund or the distributor believe are engaging in similar trading activity. Market timing can adversely impact the ability of the investment adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of the Fund. There is no guaranty that the Fund or its agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence.

      BY MAIL: If you redeem your shares by mail, you should submit written instructions with a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. You must indicate the Fund name, your account number and your name. The written instructions and signature guarantee should be mailed to:

Regular mail:                               Overnight mail:
Roxbury Mid Cap Fund                        Roxbury Mid Cap Fund
c/o PFPC Inc.                               c/o PFPC Inc.
P.O. Box 9828                               760 Moore Road
Providence, RI 02940                        King of Prussia, PA 19406

      BY TELEPHONE: If you prefer to redeem your shares by telephone you may elect to do so. However there are risks. The Fund has safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any losses.

      ADDITIONAL INFORMATION REGARDING REDEMPTIONS: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Fund account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Fund account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a signature guarantee. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds the Fund shares. If shares to be redeemed represent a recent investment made by check, the Fund reserves the right to withhold the redemption proceeds until it believes that the check has been collected (which could take up to 10 days).

      SMALL ACCOUNTS: If the value of your Fund account falls below $500, the Fund may ask you to increase your balance. If the account value is still below $500 after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below $500 solely as a result of a reduction in your account's market value.

      For additional information on other ways to redeem shares, please refer to our SAI.

EXCHANGE OF SHARES

You may exchange all or a portion of your shares in the Fund for Investor Shares of the following funds ("Roxbury Funds"):

Roxbury Large Cap Growth Fund
Roxbury Small Cap Growth Fund

      Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. See "Taxes" for a discussion of the tax effect on an exchange of shares.

      Exchange transactions will be subject to the minimum initial investment and other requirements of the Fund into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder's account of less than $500.

      If held for more than 60 days, there is no fee when Fund shares are redeemed to process an exchange for your account. If shares are redeemed within 60 days of purchase, a fee of 1.00% of the redemption amount necessary for the exchange may be charged. See "Redemption of Shares" for additional information regarding redemptions and this fee.

      To obtain prospectuses of the other Roxbury Funds, you may call (800) 497-2960. To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in an account with a financial intermediary, contact the financial intermediary. The Fund may terminate or modify the exchange offer described here and will give you 60 days' notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of the Fund's shares to be acquired through such exchange may be legally made.

DISTRIBUTIONS

      Distributions from the net investment income of the Fund, if any, are declared and paid annually to you. Any net capital gain realized by the Fund will be distributed annually.

      Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional Fund shares, unless you have elected to receive distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

      FEDERAL INCOME TAXES: As long as the Fund meets the requirements for being a "regulated investment company," it pays no Federal income tax on the earnings and gains it distributes to shareholders. Under normal conditions, the Fund invests primarily in taxable securities. The Fund will notify you following the end of the calendar year of the amount of dividends and other distributions paid that year.

      Dividends you receive from the Fund, whether reinvested in Fund shares or received in cash, are generally taxable to you as ordinary income. The Fund's distributions of net capital gain, whether received in cash or reinvested in additional Fund shares, are taxable to you as long-term capital gain, regardless of the length of time you have held your shares. You should be aware that if Fund shares are purchased shortly before the record date for any dividend or capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution. The Fund anticipates the distribution of net capital gain.

      It is a taxable event for you if you sell shares of the Fund. Depending on the purchase price and the sale price of the shares, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

      STATE AND LOCAL INCOME TAXES: You should consult your tax advisors concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

This section is only a summary of some important income tax considerations that may affect your investment in the Fund. More information regarding those considerations appears in our SAI. You are urged to consult your tax advisor regarding the effects of an investment on your tax situation.

                            DISTRIBUTION ARRANGEMENTS

      Professional Funds Distributor, LLC manages the Fund's distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreement with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. The Fund does not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

MASTER/FEEDER STRUCTURE

            Other institutional investors, including other mutual funds, may invest in the Series. The master/feeder structure enables various institutional investors, including the Funds, to pool their assets, which may be expected to result in economies of scale by spreading certain fixed costs over a larger asset base and providing purchasing power. The Series holds the investment securities and bears the advisory costs. The Fund provides and bears the costs of distribution and shareholder services. Each shareholder of the Series, including the Fund, will pay its proportionate share of the Series' expenses. For reasons relating to costs or a change in investment goal, among others, the Fund could switch to another master fund or decide to manage its assets itself. The Fund is not currently contemplating such a move.

SHARE CLASSES

      The Fund issues Investor, Class A, Class B, Class C, and Institutional Shares. Each class of shares bears a pro rata portion of the Fund's common expenses in addition to expenses directly attributable to that class. Institutional Shares are offered to retirement plans and other institutional investors. Any investor may purchase Investor, Class A, Class B or Class C Shares.

                                    GLOSSARY

MUTUAL FUND:

A mutual fund pools shareholders' money and, using a professional investment manager, invests it in securities like stocks and bonds.

"CAP":

Cap or the market capitalization of a company means the stock market value of all outstanding shares of the company's common stock.

INDEX:

An index is a broad measure of the market performance of a specific group of securities in a particular market, or securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

FUND EXPENSES:

Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder distribution, administration, custody and other services.

GROWTH FUNDS:

Growth funds invest in the common stock of growth-oriented companies seeking maximum growth of earnings and share price with little regard for dividend earnings. Generally, companies with high relative rates of growth tend to reinvest more of their profits into the company and pay out less to shareholders in the form of dividends. As a result, investors in growth funds tend to receive most of their return in the form of capital appreciation.

INVESTMENT ADVISER:

The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the fund's investment program. The Board of Trustees supervises the investment adviser and establishes policies that the investment adviser must follow in its management activities.

NET ASSET VALUE OR "NAV":

NAV = Assets - Liabilities
      --------------------
      Outstanding Shares

NET INVESTMENT INCOME:

Net investment income consists of interest and dividends earned by a fund on its investments less accrued expenses.

                              FOR MORE INFORMATION

FOR INVESTORS WHO WANT MORE INFORMATION ON THE FUND, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

      ANNUAL/SEMI-ANNUAL REPORTS: These reports contain performance data and information on portfolio holdings, operating results and a discussion of the market conditions and investment strategies that significantly affect the Fund's performance for the most recently completed fiscal year or half-year.

      STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides a complete technical and legal description of the Fund's policies, investment restrictions, risks, and business structure. This prospectus incorporates the SAI by reference.

Copies of these documents and answers to questions about the Fund may be obtained free of charge by contacting:

         The Roxbury Mid Cap Fund
         c/o PFPC Inc.
         760 Moore Road
         King of Prussia, Pennsylvania 19406
         (800) 497-2960
         9:00 a.m. to 5:00 p.m. Eastern time

      Information about the Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, DC, 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Fund may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.

FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL 1-(800)-497-2960.

            The investment company registration number is 811-08648.

                         ROXBURY SMALL CAP GROWTH FUND*

                                OF WT MUTUAL FUND

                              INSTITUTIONAL SHARES

                          PROSPECTUS DATED _____, 2004

      This prospectus contains important information about the Roxbury Small Cap Growth Fund, including information on its investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

      Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

      *Formerly the Wilmington Small Cap Growth Portfolio

TABLE OF CONTENTS

                                        FUND DESCRIPTION

A look at the goal, strategies,             Summary.........................................................        1
risks, expenses and financial               Performance Information.........................................        3
history of the Fund.                        Fees and Expenses...............................................        3
                                            Example.........................................................        4
                                            Investment Objective............................................        4
                                            Primary Investment Strategies...................................        4
                                            Additional Risk Information.....................................        5
                                            Financial Highlights............................................        7

Details about the service               MANAGEMENT OF THE FUND
providers.                                  Investment Adviser..............................................        8
                                            Fund Managers...................................................        8
                                            Service Providers...............................................        9

Policies and instructions for           SHAREHOLDER INFORMATION
opening, maintaining and                    Pricing of Shares...............................................       10
closing an account in                       Purchase of Shares..............................................       10
the Fund.                                   Redemption of Shares............................................       11
                                            Exchange of Shares..............................................       12
                                            Distributions...................................................       13
                                            Taxes...........................................................       14

Details on the Fund's                   DISTRIBUTION ARRANGEMENTS
master/feeder arrangement                   Master/Feeder Structure.........................................       15
and share classes.                          Share Classes...................................................       15

                                        GLOSSARY............................................................       16
                                        FOR MORE INFORMATION................................................       17

For information about key terms and concepts, please refer to the "Glossary."

                          ROXBURY SMALL CAP GROWTH FUND

                              INSTITUTIONAL SHARES

                                FUND DESCRIPTION

SUMMARY

Investment Objective             The ROXBURY SMALL CAP GROWTH FUND seeks to
                                 achieve long-term capital appreciation.

Investment Focus                 -    Equity (or related) securities

Share Price Volatility           -    High

Principal Investment Strategy    -    The Fund operates as a "feeder fund" which
                                      means that the Fund does not buy
                                      individual securities directly. Instead, it invests in a "master fund," which in turn purchases investment securities. The
                                      Fund invests substantially all of its
                                      assets in a master fund, which is a
                                      separate series of WT Investment Trust I.
                                      The Fund and its master fund, the Small
                                      Cap Growth Series, have the same
                                      investment objective, policies and
                                      limitations.

                                 - The Small Cap Growth Series (the "Series") invests, under normal market conditions, at least 80% of its assets in securities of companies with market capitalizations, at the time of purchase, consistent with the capitalization range of the S&P SmallCap 600 and Russell 2000 Indices.

                                 -    The Series may invest in securities
                                      (including preferred stock, warrants and debentures) convertible into or exercisable for common stock and certain option and financial futures contracts ("derivatives"). The Series may also invest in foreign securities, including American Depositary Receipts.

Principal Risks                  An investment in the Fund is subject to the
                                 risks summarized below, which are further described under "Additional Risk Information."

                                 - It is possible to lose money by investing in the Fund. There is no guarantee that the stock market or the securities that the Series buys will increase in value.

                                 - The Fund's share price will fluctuate in response to changes in the market value of the Fund's underlying investments. Market value changes result from business developments affecting an issuer as well as general market and economic conditions.

                                 - Since the Series focuses its investments in small cap companies, the Fund is subject to greater volatility than a fund that invests in large cap companies. Small cap companies may be more vulnerable than large cap companies to adverse business or economic developments and their securities may be less liquid and more volatile than securities of larger companies.

                                 - The performance of the Fund and the Series will depend on whether or not the investment adviser is successful in pursuing the investment strategy.

                                 -    The Fund is also subject to other risks
                                      which are described under "Additional Risk
                                      Information."

Investor Profile                 -    Investors who want the value of their
                                      investment to grow and who are willing to accept more volatility for the possibility of higher returns.

PERFORMANCE INFORMATION

Institutional Shares of the Fund were first offered on January 2, 2003. Therefore, the Fund presently has less than a full calendar year of performance.

FEES AND EXPENSES

      The table below describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)               Institutional Shares
                                                                         --------------------
Maximum sales charge (load) imposed on purchases (as a percentage
of offering price)                                                               None
Maximum deferred sales charge                                                    None
Maximum sales charge imposed on reinvested dividends (and other
distributions)                                                                   None
Redemption fee(a)                                                                1.00%
Exchange fee(a)                                                                  1.00%

(a) Institutional Shares are subject to a 1.00% fee only if redeemed or exchanged within the first 60 days after purchase. See "Redemption of Shares" and "Exchange of Shares" for additional information.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)(1):

Management fees                                            1.00%
Distribution (12b-1) fees                                  None
Other expenses                                             0.79%
TOTAL ANNUAL OPERATING EXPENSES                            1.79%

1 The table above and the example below each reflect the aggregate annual operating expenses of the Fund and the corresponding Series of the Trust in which the Fund invests.

EXAMPLE

      This example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds. The example below shows what you would pay if you invested $10,000 over the various time periods indicated. The example assumes that:

      -     you reinvested all dividends and other distributions;

      -     the average annual return was 5%;

      - the Fund's total operating expenses are charged and remain the same over the time periods; and

      -     you redeemed all of your investment at the end of each time period.

      Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

INSTITUTIONAL SHARES                                         1 Year         3 Years         5 Years        10 Years
--------------------                                         ------         -------         -------        --------
Small Cap Growth Fund                                         $182            $563           $970           $2,105

      The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

INVESTMENT OBJECTIVE

      The Roxbury Small Cap Growth Fund seeks to achieve long-term capital appreciation. The investment objective of the Fund may not be changed without shareholder approval. There is no guarantee that the Fund will achieve its investment objective.

PRIMARY INVESTMENT STRATEGIES

      The Fund seeks to achieve its investment objective by investing its assets in the Series. The Series, under normal market conditions, will invest at least 80% of its assets in the following equity or equity-related securities:

      - common stocks of U.S. corporations that are judged by the investment adviser to have strong growth characteristics or to be undervalued in the marketplace relative to underlying profitability and have a market capitalization which, at the time of purchase, is consistent with the capitalization range of the S&P SmallCap 600 and Russell 2000 Indices ("small cap companies")

      - options on, or securities convertible (such as convertible preferred stock, convertible bonds, warrants and debentures) into, the common stock of small cap companies

      -     options on indices of the common stock of small cap companies

      - contracts for either the future delivery, or payment in respect of the future market value, of certain indices of the common stock of small cap companies, and options upon such futures contracts

      Small cap companies are those whose capitalizations are consistent with the market capitalizations of companies in the S&P SmallCap 600 and Russell 2000 Indices at the time of the Series' investment. As of December 31, 2003, the range of market capitalizations represented by companies in these indices was between $33.0 million and $9.5 billion. Due to market price adjustments or other events after the time of purchase, it is possible that an investment's market capitalization may drift above or below this range. Nevertheless, a company whose capitalization no longer meets this definition after purchase continues to be considered to have a small market capitalization for purposes of the 80% policy. The Series is not limited to only small cap companies and under normal market conditions may invest up to 20% of its assets in stocks of companies in other capitalizations ranges.

      The Series may also invest in certain option and financial futures contracts ("derivatives") as well as foreign securities, including American Depositary Receipts.

      The investment adviser uses a bottom up approach to identify new investment opportunities and to evaluate existing investments on an ongoing basis to determine continued suitability. The investment adviser selects stocks it believes exhibit consistent, above average growth prospects. Through research and its understanding of business fundamentals, the investment adviser seeks to identify companies with sound economic business models, reputable managements, strong competitive positions, and the ability to grow their businesses in a variety of economic environments. Additionally, all investments undergo a valuation analysis to estimate their risk/reward characteristics.

      At the time of purchase, individual stock holdings may represent up to 5% of the Series' value. Due to market price fluctuations, individual stock holdings may exceed 5% of the value of the total fund. The Series may over or underweight certain industries and sectors based on the investment adviser's opinion of the relative attractiveness of companies within those industries and sectors. The Series may not invest in more than 10% of the outstanding voting shares of a company.

      In order to respond to adverse market, economic, political or other conditions, the Series may assume a temporary defensive position and invest without limit in commercial paper and other money market instruments that are rated investment grade by a nationally recognized statistical rating organization, or determined by the investment adviser to be of comparable quality. The result of this action may be that the Series and the Fund will be unable to achieve its investment objective.

      The frequency of fund transactions and the Series' turnover rate will vary from year to year depending on the market. A higher turnover rate increases transaction costs (i.e., brokerage commissions) and adverse tax consequences for Series' shareholders. With frequent trading activity, a greater proportion of any dividends paid out by the Series will be characterized as ordinary income, which is taxed at higher rates than long-term capital gains. Such factors may have the effect of lowering overall fund performance. During the year ended June 30, 2004, the Series' turnover rate was 172%.

      The Series also may use other strategies and engage in other investment practices, which are more fully described in our Statement of Additional Information ("SAI").

ADDITIONAL RISK INFORMATION

      The following is a list of certain risks that may apply to your investment in the Fund. Further information about investment risks is available in our SAI.

      - SMALL CAP RISK: Small cap companies may be more vulnerable than larger companies to adverse business or economic developments. Small cap companies may also have limited product lines, markets or financial resources, may be dependent on relatively small or inexperienced management groups and may operate in industries characterized by rapid technological obsolescence. Securities of such companies may be less liquid and more volatile than securities of larger companies and therefore may involve greater risk than investing in larger companies.

      - GROWTH INVESTING RISK: The risk that an investment in a growth-oriented fund may be more volatile than the rest of the U.S. market as a whole.

      - DERIVATIVES RISK: Some of the Series' investments may be referred to as "derivatives" because their value depends on, or is derived from, the value of an underlying asset, reference rate or index. These investments include options, futures contracts and similar investments that may be used in hedging, risk management, or other Fund management purposes consistent with the Series' investment objective. The market value of derivative instruments and securities is sometimes more volatile than that of other investments, and each type of derivative may pose its own special risks. As a fundamental policy, no more than 15% of the Series' total assets may at any time be committed or exposed to derivative strategies.

      - FOREIGN SECURITY RISK. Foreign investments involve risks relating to political, economic, regulatory or social instability, military action or unrest, or diplomatic developments and may be affected by actions of foreign governments adverse to the interest of U.S. investors.

      - IPO RISK: The Fund may purchase securities of companies engaged in their initial public offerings (IPOs). The price of securities purchased in IPOs can be very volatile. The effect of IPO investments on the Fund's performance depends on a variety of factors, including the number of IPOs the Fund invests in relative to the size of the Fund, and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As the Fund's asset base increases, IPOs often have a diminished effect on performance.

      - LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

      - MASTER/FEEDER RISK: While the master/feeder structure is designed to reduce costs, it may not do so, and the Fund might encounter operational or other complications. For example, large-scale redemptions by other feeders of their shares in a master fund could have adverse effects on the Fund such as requiring the liquidation of a substantial portion of the master fund's holdings at a time when it could be disadvantageous to do so. Also, other feeders of a master fund may have a greater ownership interest in the master fund than the Fund's interest has, and, therefore, could have effective voting control over the operation of a master fund.

      - MARKET RISK: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

      - VALUATION RISK: The risk that the Series has valued certain of its securities at a higher price than it can sell them.

FINANCIAL HIGHLIGHTS

      The financial highlights table is intended to help you understand the Fund's financial performance since inception. Certain information reflects financial results for a single Institutional Share of the Fund. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and other distributions). Financial highlights have been audited by _______________, whose report, along with the Fund's financial statements, is included in the Institutional Shares' Annual Report, which is available without charge upon request.

                                                                                 For the Period
                                                                                January 2, 2003(1)
                                                                                    through
SMALL CAP GROWTH FUND(2) - INSTITUTIONAL SHARES                                  June 30, 2003
                                                                                ----------------
NET ASSET VALUE - BEGINNING OF PERIOD........................                         $10.00
                                                                                      ------
INVESTMENT OPERATIONS:
   Net investment loss(3)....................................                          (0.09)
   Net realized and unrealized gain on investments...........                           2.85
                                                                                      ------
     Total from investment operations........................                           2.76
                                                                                      ------
DISTRIBUTIONS:
   From net realized gains...................................                              -
                                                                                      ------
NET ASSET VALUE - END OF PERIOD..............................                         $12.76
                                                                                      ======

TOTAL RETURN.................................................                          27.60%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:(4)
   Expenses:
      Including expense limitations..........................                           1.75%*
      Excluding expense limitations..........................                           9.13%*
   Net investment loss.......................................                          (1.45)%*
Fund Turnover................................................                             86%**
Net assets at end of period (000 omitted)....................                         $8,835

---------------
*   Annualized.

**  Not annualized.

(1) Commencement of operations.

(2) Effective May 4, 2004, the Wilmington Small Cap Growth Portfolio changed its name to the Roxbury Small Cap Growth Fund.

(3) The net investment loss per share was calculated using average shares outstanding method.

(4) The expense and net investment income ratios include expenses allocated from WT Investment Trust I - Small Cap Growth Series (the "Series") and the portfolio turnover reflects investment activity of the Series.

                             MANAGEMENT OF THE FUND

      The Board of Trustees for the Fund has oversight responsibility of the management, activities and affairs of the Fund and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the Fund and its shareholders.

INVESTMENT ADVISER

      Roxbury Capital Management, LLC ("Roxbury"), 100 Wilshire Boulevard, Suite 1000, Santa Monica, California 90401, serves as the investment adviser for the Small Cap Growth Series. As the Series' investment adviser, Roxbury has overall responsibility for directing the Series' investments. Roxbury provides investment advisory services to mutual funds and other institutional accounts, including corporations, union and pension accounts, foundations, and endowments, as well as to individuals. As of September 30, 2004, Roxbury had assets under management of approximately $_____ billion.

      For the fiscal year ended June 30, 2004, Roxbury received a fee of 1.00% of the Series' average daily net assets.

FUND MANAGERS

      The day-to-day management of the Series is the responsibility of Roxbury's Small Cap Growth Investment Team, which includes the individuals listed below. The Investment Team meets regularly to make investment decisions for the Series.

      STEVE MARSHMAN, CFA joined Roxbury in July of 2002 and has twelve years of investment management experience. From 1995 to July 2002, Mr. Marshman was with Columbia Funds Management Company ("Columbia") where he was a Fund Manager for the Small/Mid-Cap Investment Team as well as an Equity Analyst focusing on Small-Mid Cap securities. His responsibilities at Columbia also included Fund Management for Columbia's Technology Fund. Prior to joining Columbia, Mr. Marshman was a fighter pilot in the US Air Force. He has a B.S. from the US Air Force Academy and an MBA from Golden Gate University.

      ROBERT MARVIN, CFA, CPA joined Roxbury in July 2002 and has twelve years of investment management experience. From 1998 to July 2002, Mr. Marvin was with Columbia where he was a Fund Manager in the Small/Mid-Cap Investment Team as well as an Equity Analyst focusing on Small-Mid Cap securities. Prior to joining Columbia, he was Vice President and Consumer Analyst for The Seidler Companies, a Los Angeles based boutique research and brokerage firm. Mr. Marvin began his career at Deloitte & Touche where he earned his CPA and became a Senior Consultant. He has a B.S. from the University of California, Berkeley and an MBA from UCLA.

      BRIAN SMOLUCH, CFA joined Roxbury in July 2002 and has eight years of investment management experience. From 1996 to July 2002, Mr. Smoluch was with Columbia where he was a Fund Manager in the Small/Mid-Cap Investment Team as well as an Equity Analyst focusing on Small-Mid Cap securities. From July 1994 to June 1996, he was a Financial Analyst at Salomon Brothers Investment Banking in New York City. He has a B.S. from University of Virginia and an MBA from Harvard University.

                               SERVICE PROVIDERS

      The chart below provides information on the primary service providers.

Asset                                                                                 Shareholder
Management                                                                            Services

          INVESTMENT ADVISER                                                                  TRANSFER AGENT

    Roxbury Capital Management LLC                                                                PFPC Inc.
  100 Wilshire Boulevard, Suite 1000                                                           760 Moore Road
        Santa Monica, CA 90401                                                            King of Prussia, PA 19406

   Manages the Series' business and                                                     Handles shareholder services,
        investment activities.                                                           including recordkeeping and
                                                                                           statements, payment of
                                                                                       distributions and processing of
                                                                                           buy and sell requests.

                                                       WT MUTUAL FUND

                                               ROXBURY SMALL CAP GROWTH FUND

Fund                                                                                  Asset
Operations                                                                            Safe Keeping

             ADMINISTRATOR                                                                        CUSTODIAN

    Rodney Square Management Corp.                                                        Wilmington Trust Company
       1100 North Market Street                                                           1100 North Market Street
         Wilmington, DE 19890                                                               Wilmington, DE 19890

         SUB-ADMINISTRATOR AND
           ACCOUNTING AGENT

               PFPC Inc.
         301 Bellevue Parkway
         Wilmington, DE 19809

  Provides facilities, equipment and                                                  Holds the Fund's assets, settles
 personnel to carry out administrative                                                  all Fund trades and collects
   services related to the Fund and                                                      most of the valuation data
     calculates the Fund's NAV and                                                      required for calculating the
            distributions.                                                                  Fund's NAV per share

                                            Distribution

                                                         DISTRIBUTOR
                                             Professional Funds Distributor, LLC
                                                       760 Moore Road
                                                  King of Prussia, PA 19406
                                               Distributes the Fund's shares.

                             SHAREHOLDER INFORMATION

PRICING OF SHARES

      The Series values its assets based on current market values when such values are available. These prices normally are supplied by a pricing service. Any assets held by the Series that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that PFPC determines the daily NAV. To determine the value of those securities, PFPC may use a pricing service that takes into account not only developments related to specific securities, but also transactions in comparable securities. Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees.

      PFPC determines the NAV per share of the Fund as of the close of regular trading on the New York Stock Exchange ("Exchange") (currently 4:00 p.m. Eastern time) on each day that the Exchange and the transfer agent are open for business (each, a "Business Day"). The NAV is calculated by adding the value of all securities and other assets in the Fund, deducting its liabilities and dividing the balance by the number of outstanding shares in the Fund. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent and, under no circumstances will any order be accepted for purchase, redemption or exchange after the NAV calculation.

PURCHASE OF SHARES

      Fund shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment in Institutional Shares of the Fund is $500,000. Additional investments may be made in any amount. You may purchase shares as specified below.

      Investors may purchase shares of the Fund through financial intermediaries such as financial consultants, securities brokers, dealers or benefit plan administrators. Investors should contact their financial intermediary directly for appropriate instructions, as well as for information pertaining to account and any servicing or transaction fees that may be charged. Some financial intermediaries may appoint subagents.

      BY MAIL: You may purchase shares by sending a check drawn on a U.S. bank payable to Roxbury Small Cap Growth Fund - Institutional Shares, along with a completed application (included at the end of this prospectus). If a subsequent investment is being made, the check should also indicate your Fund account number. When you make purchases by check, the Fund may withhold payment on redemptions until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

         Regular mail:                           Overnight mail:
         Roxbury Small Cap Growth Fund           Roxbury Small Cap Growth Fund
         c/o PFPC Inc.                           c/o PFPC Inc.
         P.O. Box 9828                           760 Moore Road
         Providence, RI 02940                    King of Prussia, PA 19406

      BY WIRE: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) 497-2960 for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.

      ADDITIONAL INFORMATION REGARDING PURCHASES: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any Business Day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following Business Day.

      Any purchase order may be rejected if the Fund determines that accepting the order would not be in the best interest of the Fund or its shareholders.

      It is the responsibility of the financial intermediary to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

      For information on other ways to purchase shares, including through an individual retirement account (IRA), an Automatic Investment Plan or a Payroll Investment Plan, please refer to our SAI.

REDEMPTION OF SHARES

      You may sell your shares on any Business Day, as described below. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. If held for more than 60 days, there is no fee when Fund shares are redeemed. If shares are redeemed within 60 days of purchase, a redemption fee of 1.00% of the redemption amount may be charged. (See "Redemption Fee" below.) It is the responsibility of the financial intermediary to transmit redemption orders and credit their customers' accounts with redemption proceeds on a timely basis. Redemption checks are mailed on the next Business Day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the transfer agent before 4:00 p.m. Eastern time) or the next Business Day (if received after 4:00 p.m. Eastern time or on a non-Business Day), but never later than 7 days following such receipt. If you purchased your shares through a financial intermediary you should contact the financial intermediary for information relating to redemptions. The Fund's name and your account number should accompany any redemption requests.

      REDEMPTION FEES: The Fund will impose a fee of 1.00% of the total redemption amount (calculated at market value) if you sell your shares within 60 days of your purchase of such shares. This fee will apply to redemptions processed for the purpose of receiving redemption proceeds or processing an exchange between the Roxbury Funds. This fee is paid directly to the Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. For purposes of determining whether this fee applies, the shares that you have held the longest will be redeemed or exchanged first. This fee may not apply in certain circumstances, such as redemptions or exchanges processed from certain omnibus accounts (including 401(k) plans), and in the event of shareholder death or disability. See "Exchange of Shares" for additional information regarding the exchange of shares of a Roxbury Fund.

      MARKET TIMING: The Fund is not designed to accommodate market timing or repetitive trading. "Market timing" as defined as effecting frequent trades into or out of the Fund in an effort to anticipate or time price movements. The Fund may restrict or refuse purchase or exchange orders by market timers or by those persons the Fund or the distributor believe are engaging in similar trading activity. Market timing can adversely impact the ability of the investment adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of the Fund. There is no guaranty that the Fund or its agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence.

      BY MAIL: If you redeem your shares by mail, you should submit written instructions with a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. You must indicate the Fund name, your account number and your name. The written instructions and signature guarantee should be mailed to:

         Regular mail:                            Overnight mail:
         Roxbury Small Cap Growth Fund            Roxbury Small Cap Growth Fund
         c/o PFPC Inc.                            c/o PFPC Inc.
         P.O. Box 9828                            760 Moore Road
         Providence, RI 02940                     King of Prussia, PA 19406

      BY TELEPHONE: If you prefer to redeem your shares by telephone you may elect to do so. However there are risks. The Fund has safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any losses.

      ADDITIONAL INFORMATION REGARDING REDEMPTIONS: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a signature guarantee. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds the Fund shares.

      If shares to be redeemed represent a recent investment made by check, the Fund reserves the right to withhold the redemption proceeds available until it believes that the check has been collected (which could take up to 10 days).

      SMALL ACCOUNTS: If the value of your account falls below $500, the Fund may ask you to increase your balance. If the account value is still below $500 after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below $500 solely as a result of a reduction in your account's market value.

      For additional information on other ways to redeem shares, please refer to our SAI.

EXCHANGE OF SHARES

      You may exchange all or a portion of your shares in the Fund for Institutional Shares of the following funds ("Roxbury Funds"):

      Roxbury Large Cap Growth Fund                 Roxbury Mid Cap Fund

      Redemption of shares through an exchange will be effected at the NAV next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV determined at that time or as next determined thereafter. See "Taxes" for a discussion of the tax effect on an exchange of shares.

      Exchange transactions will be subject to the minimum initial investment and other requirements of the Fund into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder's account of less than $500.

      FEES ON EXCHANGES: If held for more than 60 days, there is no fee when Fund shares are redeemed to process an exchange for your account. If shares are redeemed within 60 days of purchase, a fee of 1.00% of the redemption amount necessary for the exchange may be charged. See "Redemption of Shares" for additional information regarding redemptions and this fee.

      To obtain prospectuses of the Roxbury Funds, you may call (800) 497-2960. To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in an account with a financial intermediary, contact the financial intermediary. The Fund may terminate or modify the exchange offer described here and will give you 60 days' notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of the Fund's shares to be acquired through such exchange may be legally made.

DISTRIBUTIONS

      Distributions from the net investment income, if any, of the Fund are declared and paid annually to you. Any net capital gain realized by the Fund will be distributed annually.

      Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

      As long as the Fund meets the requirements for being a "regulated investment company," it pays no Federal income tax on the earnings and gains it distributes to shareholders. While the Fund may invest in securities that earn interest exempt from Federal income tax, the Fund invests primarily in taxable securities. The Fund's distributions of net investment income and net short-term capital gains, if any, whether received in cash or reinvested in additional Fund shares, are generally taxable to you as ordinary income. The Fund will notify you following the end of the calendar year of the amount of dividends and other distributions paid that year.

      The Fund's distributions of a net capital gain, if any, whether received in cash or reinvested in additional Fund shares, are taxable to you as long-term capital gain regardless of the length of time you have held your shares. You should be aware that if Fund shares are purchased shortly before the record date for any dividend or net capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution. The Fund anticipates the distribution of net capital gain.

      It is a taxable event for you if you sell or exchange Fund shares. Depending on the purchase price and the sale price of the shares you exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

      STATE AND LOCAL INCOME TAXES: You should consult your tax adviser concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

      This section is only a summary of some important income tax considerations that may affect your investment in the Fund. More information regarding those considerations appears in our SAI. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

                            DISTRIBUTION ARRANGEMENTS

      Professional Funds Distributor, LLC manages the Fund's distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreement with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. The Fund does not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

MASTER/FEEDER STRUCTURE

      Other institutional investors, including other mutual funds, may invest in the Series. The master/feeder structure enables various institutional investors, including the Funds, to pool their assets, which may be expected to result in economies of scale by spreading certain fixed costs over a larger asset base and providing purchasing power. The Series holds the investment securities and bears the advisory costs. The Fund provides and bears the costs of distribution and shareholder services. Each shareholder of the Series, including the Fund, will pay its proportionate share of the Series' expenses. For reasons relating to costs or a change in investment goal, among others, the Fund could switch to another master fund or decide to manage its assets itself. The Fund is not currently contemplating such a move.

SHARE CLASSES

      The Fund issues Investor and Institutional Shares. Each class of shares bears a pro rata portion of the Fund's common expenses in addition to expenses directly attributable to that class. Investor Shares pay a Rule 12b-1 distribution fee. Institutional Shares are offered to retirement plans and other institutional investors. Any investor may purchase Investor Shares.

                                    GLOSSARY

MUTUAL FUND:

A mutual fund pools shareholders' money and, using a professional investment manager, invests it in securities like stocks and bonds. The Fund is a separate mutual fund.

MUTUAL FUND EXPENSES:

Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder distribution, administration and custody services.

GROWTH FUNDS:

Growth funds invest in the common stock of growth-oriented companies. Generally, growth-oriented companies have high relative rates of growth and tend to reinvest more of their profits into the company and pay out less to shareholders in the form of dividends. As a result, investors in growth funds tend to receive most of their return in the form of capital appreciation.

SMALL CAP FUNDS:

Small cap funds invest in the common stock of companies with smaller market capitalizations. Small cap stocks may provide the potential for higher growth, but they also typically have greater risk and more volatility.

INVESTMENT ADVISER:

The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the fund's investment program. The Board of Trustees supervises the investment adviser and establishes policies that the investment adviser must follow in its management activities.

NET ASSET VALUE OR "NAV:

NAV = Assets - Liabilities
      --------------------
      Outstanding Shares

NET INVESTMENT INCOME:

Net investment income consists of interest and dividends earned by a fund on its investments less accrued expenses.

                              FOR MORE INFORMATION

      FOR INVESTORS WHO WANT MORE INFORMATION ON THE FUND, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

      ANNUAL/SEMI-ANNUAL REPORTS: These reports contain performance data and information on Fund holdings, operating results and a discussion of the market conditions and investment strategies that significantly affect the Fund's performance for the most recently completed fiscal year or half-year.

      STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides additional technical and legal descriptions of the Fund's policies, investment restrictions, risks, and business structure. The information in the SAI is incorporated into this prospectus by the reference.

      Copies of these documents and answers to questions about the Fund may be obtained without charge by contacting:

         Roxbury Small Cap Growth Fund
         c/o PFPC Inc.
         760 Moore Road
         King of Prussia, Pennsylvania 19406
         (800) 497-2960
         9:00 a.m. to 5:00 p.m. Eastern time

      Information about the Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, DC, 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Fund may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.

      FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL 1-(800)-497-2960.

            The investment company registration number is 811-08648.

                         ROXBURY SMALL CAP GROWTH FUND*

                                OF WT MUTUAL FUND

                                 INVESTOR SHARES

                         PROSPECTUS DATED _______, 2004

      This prospectus contains important information about the Roxbury Small Cap Growth Fund, including information on its investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

      Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

      *Formerly the Wilmington Small Cap Growth Portfolio

TABLE OF CONTENTS

                                 FUND DESCRIPTION

A look at the goal, strategies,      Summary...................................
risks and expenses of the Fund.      Performance Information...................
                                     Fees and Expenses.........................
                                     Example...................................
                                     Investment Objective......................
                                     Primary Investment Strategies.............
                                     Additional Risk Information...............

Details about the service        MANAGEMENT OF THE FUND
providers.                           Investment Adviser........................
                                     Fund Managers.............................
                                     Service Providers.........................

Policies and instructions for    SHAREHOLDER INFORMATION
opening, maintaining and             Pricing of Shares.........................
closing an account in                Purchase of Shares........................
the Fund.                            Redemption of Shares......................
                                     Exchange of Shares........................
                                     Distributions.............................
                                     Taxes.....................................

Details on the Fund's            DISTRIBUTION ARRANGEMENTS
distribution plan,
master/feeder arrangement            Rule 12b-1 Fees...........................
and share classes.                   Master/Feeder Structure...................
                                     Share Classes.............................

                                 GLOSSARY......................................
                                 FOR MORE INFORMATION..........................

For information about key terms and concepts, please refer to the "Glossary."

                          ROXBURY SMALL CAP GROWTH FUND

                                 INVESTOR SHARES

                                FUND DESCRIPTION

SUMMARY

Investment Objective             The ROXBURY SMALL CAP GROWTH FUND seeks to
                                 achieve long-term capital appreciation.

Investment Focus                 -    Equity (or related) securities

Share Price Volatility           -    High

Principal Investment             -    The Fund operates as a "feeder fund" which
Strategy                              means that the Fund does not buy
                                      individual securities directly. Instead, it invests in a "master fund," which in turn purchases investment securities. The
                                      Fund invests substantially all of its
                                      assets in a master fund, which is a
                                      separate series of WT Investment Trust I.
                                      The Fund and its master fund, the Small
                                      Cap Growth Series, have the same
                                      investment objective, policies and
                                      limitations.

                                 - The Small Cap Growth Series (the "Series") invests, under normal market conditions, at least 80% of its assets in securities of companies with market capitalizations, at the time of purchase, consistent with the capitalization range of the S&P SmallCap 600 and Russell 2000 Indices.

                                 -    The Series may invest in securities
                                      (including preferred stock, warrants and debentures) convertible into or exercisable for common stock and certain option and financial futures contracts ("derivatives"). The Series may also invest in foreign securities, including American Depositary Receipts.

Principal Risks                  An investment in the Fund is subject to the
                                 risks summarized below, which are further described under "Additional Risk Information."

                                 - It is possible to lose money by investing in the Fund. There is no guarantee that the stock market or the securities that the Series buys will increase in value.

                                 - The Fund's share price will fluctuate in response to changes in the market value of the Fund's underlying investments. Market value changes result from business developments affecting an issuer as well as general market and economic conditions.

                                 - Since the Series focuses its investments in small cap companies, the Fund is subject to greater volatility than a fund that invests in large cap companies. Small cap companies may be more vulnerable than large cap companies to adverse business or economic developments and their securities may be less liquid and more volatile than securities of larger companies.

                                 - The performance of the Fund and the Series will depend on whether or not the investment adviser is successful in pursuing the investment strategy.

                                 -    The Fund is also subject to other risks
                                      which are described under "Additional Risk
                                      Information."

Investor Profile                 -    Investors who want the value of their
                                      investment to grow and who are willing to accept more volatility for the possibility of higher returns.

PERFORMANCE INFORMATION

As of the date of this prospectus the Investor Shares of the Fund have not yet commenced operations. Therefore, it does not have any performance to include in this prospectus.

FEES AND EXPENSES

      The table below describes the fees and expenses that you may pay if you buy and hold Investor Shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                                              Investor Shares
                                                                                                        ---------------
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)                          None
Maximum deferred sales charge                                                                                 None
Maximum sales charge imposed on reinvested dividends (and other distributions)                                None
Redemption fee(a)                                                                                             1.00%
Exchange fee(a)                                                                                               1.00%

(a) Investor Shares are subject to a 1.00% fee only if redeemed or exchanged within the first 60 days after purchase. See "Redemption of Shares" and "Exchange of Shares" for additional information.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)(1):

Management fees                                            1.00%
Distribution (12b-1) fees                                  0.25%
Other expenses(2)                                          0.79%
TOTAL ANNUAL OPERATING EXPENSES(3)                         2.04%

1 The table above and the example below each reflect the aggregate annual operating expenses of the Fund and the corresponding Series of the Trust in which the Fund invests.

EXAMPLE

      This example is intended to help you compare the cost of investing in Investor Shares of the Fund with the cost of investing in other mutual funds. The example below shows what you would pay if you invested $10,000 over the various time periods indicated. The example assumes that:

      -     you reinvested all dividends and other distributions;

      -     the average annual return was 5%;

      - the Fund's total operating expenses are charged and remain the same over the time periods; and

      -     you redeemed all of your investment at the end of each time period.

      Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

INVESTOR SHARES                                     1 Year         3 Years
---------------                                     ------         -------
Small Cap Growth Fund                               $  203         $   636

      The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

INVESTMENT OBJECTIVE

      The Roxbury Small Cap Growth Fund seeks to achieve long-term capital appreciation. The investment objective of the Fund may not be changed without shareholder approval. There is no guarantee that the Fund will achieve its investment objective.

PRIMARY INVESTMENT STRATEGIES

      The Fund seeks to achieve its investment objective by investing its assets in the Series. The Series, under normal market conditions, will invest at least 80% of its assets in the following equity or equity-related securities:

      - common stocks of U.S. corporations that are judged by the investment adviser to have strong growth characteristics or to be undervalued in the marketplace relative to underlying profitability and have a market capitalization which, at the time of purchase, is consistent with the capitalization range of the S&P SmallCap 600 and Russell 2000 Indices ("small cap companies")

      - options on, or securities convertible (such as convertible preferred stock, convertible bonds, warrants and debentures) into, the common stock of small cap companies

      -     options on indices of the common stock of small cap companies

      - contracts for either the future delivery, or payment in respect of the future market value, of certain indices of the common stock of small cap companies, and options upon such futures contracts

      Small cap companies are those whose capitalizations are consistent with the market capitalizations of companies in the S&P SmallCap 600 and Russell 2000 Indices at the time of the Series' investment. As of December 31, 2003, the range of market capitalizations represented by companies in these indices was between $33.0 million and $9.5 billion. Due to market price adjustments or other events after the time of purchase, it is possible that an investment's market capitalization may drift above or below this range. Nevertheless, a company whose capitalization no longer meets this definition after purchase continues to be considered to have a small market capitalization for purposes of the 80% policy. The Series is not limited to only small cap companies and under normal market conditions may invest up to 20% of its assets in stocks of companies in other capitalizations ranges.

      The Series may also invest in certain option and financial futures contracts ("derivatives") as well as foreign securities, including American Depositary Receipts.

      The investment adviser uses a bottom up approach to identify new investment opportunities and to evaluate existing investments on an ongoing basis to determine continued suitability. The investment adviser selects stocks it believes exhibit consistent, above average growth prospects. Through research and its understanding of business fundamentals, the investment adviser seeks to identify companies with sound economic business models, reputable managements, strong competitive positions, and the ability to grow their businesses in a variety of economic environments. Additionally, all investments undergo a valuation analysis to estimate their risk/reward characteristics.

      At the time of purchase, individual stock holdings may represent up to 5% of the Series' value. Due to market price fluctuations, individual stock holdings may exceed 5% of the value of the total fund. The Series may over or underweight certain industries and sectors based on the investment adviser's opinion of the relative attractiveness of companies within those industries and sectors. The Series may not invest in more than 10% of the outstanding voting shares of a company.

      In order to respond to adverse market, economic, political or other conditions, the Series may assume a temporary defensive position and invest without limit in commercial paper and other money market instruments that are rated investment grade by a nationally recognized statistical rating organization, or determined by the investment adviser to be of comparable quality. The result of this action may be that the Series and the Fund will be unable to achieve its investment objective.

      The frequency of fund transactions and the Series' turnover rate will vary from year to year depending on the market. A higher turnover rate increases transaction costs (i.e., brokerage commissions) and adverse tax consequences for Series' shareholders. With frequent trading activity, a greater proportion of any dividends paid out by the Series will be characterized as ordinary income, which is taxed at higher rates than long-term capital gains. Such factors may have the effect of lowering overall fund performance. During the year ended June 30, 2004, the Series' turnover rate was 172%.

      The Series also may use other strategies and engage in other investment practices, which are more fully described in our Statement of Additional Information ("SAI").

ADDITIONAL RISK INFORMATION

      The following is a list of certain risks that may apply to your investment in the Fund. Further information about investment risks is available in our SAI.

      - SMALL CAP RISK: Small cap companies may be more vulnerable than larger companies to adverse business or economic developments. Small cap companies may also have limited product lines, markets or financial resources, may be dependent on relatively small or inexperienced management groups and may operate in industries characterized by rapid technological obsolescence. Securities of such companies may be less liquid and more volatile than securities of larger companies and therefore may involve greater risk than investing in larger companies.

      - GROWTH INVESTING RISK: The risk that an investment in a growth-oriented fund may be more volatile than the rest of the U.S. market as a whole.

      - DERIVATIVES RISK: Some of the Series' investments may be referred to as "derivatives" because their value depends on, or is derived from, the value of an underlying asset, reference rate or index. These investments include options, futures contracts and similar investments that may be used in hedging, risk management, or other Fund management purposes consistent with the Series' investment objective. The market value of derivative instruments and securities is sometimes more volatile than that of other investments, and each type of derivative may pose its own special risks. As a fundamental policy, no more than 15% of the Series' total assets may at any time be committed or exposed to derivative strategies.

      - FOREIGN SECURITY RISK. Foreign investments involve risks relating to political, economic, regulatory or social instability, military action or unrest, or diplomatic developments and may be affected by actions of foreign governments adverse to the interest of U.S. investors.

      - IPO RISK: The Fund may purchase securities of companies engaged in their initial public offerings (IPOs). The price of securities purchased in IPOs can be very volatile. The effect of IPO investments on the Fund's performance depends on a variety of factors, including the number of IPOs the Fund invests in relative to the size of the Fund, and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As the Fund's asset base increases, IPOs often have a diminished effect on performance.

      - LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

      - MASTER/FEEDER RISK: While the master/feeder structure is designed to reduce costs, it may not do so, and the Fund might encounter operational or other complications. For example, large-scale redemptions by other feeders of their shares in a master fund could have adverse effects on the Fund such as requiring the liquidation of a substantial portion of the master fund's holdings at a time when it could be disadvantageous to do so. Also, other feeders of a master fund may have a greater ownership interest in the master fund than the Fund's interest has, and, therefore, could have effective voting control over the operation of a master fund.

      - MARKET RISK: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

      - VALUATION RISK: The risk that the Series has valued certain of its securities at a higher price than it can sell them.

                             MANAGEMENT OF THE FUND

      The Board of Trustees for the Fund has oversight responsibility of the management, activities and affairs of the Fund and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the Fund and its shareholders.

INVESTMENT ADVISER

      Roxbury Capital Management, LLC ("Roxbury"), 100 Wilshire Boulevard, Suite 1000, Santa Monica, California 90401, serves as the investment adviser for the Small Cap Growth Series. As the Series' investment adviser, Roxbury has overall responsibility for directing the Series' investments. Roxbury provides investment advisory services to mutual funds and other institutional accounts, including corporations, union and pension accounts, foundations, and endowments, as well as to individuals. As of September 30, 2004, Roxbury had assets under management of approximately $ __________ billion.

      For the fiscal year ended June 30, 2004, Roxbury received a fee of 1.00% of the Series' average daily net assets.

FUND MANAGERS

      The day-to-day management of the Series is the responsibility of Roxbury's Small Cap Growth Investment Team, which includes the individuals listed below. The Investment Team meets regularly to make investment decisions for the Series.

      STEVE MARSHMAN, CFA joined Roxbury in July of 2002 and has twelve years of investment management experience. From 1995 to July 2002, Mr. Marshman was with Columbia Funds Management Company ("Columbia") where he was a Fund Manager for the Small/Mid-Cap Investment Team as well as an Equity Analyst focusing on Small-Mid Cap securities. His responsibilities at Columbia also included Fund Management for Columbia's Technology Fund. Prior to joining Columbia, Mr. Marshman was a fighter pilot in the US Air Force. He has a B.S. from the US Air Force Academy and an MBA from Golden Gate University.

      ROBERT MARVIN, CFA, CPA joined Roxbury in July 2002 and has twelve years of investment management experience. From 1998 to July 2002, Mr. Marvin was with Columbia where he was a Fund Manager in the Small/Mid-Cap Investment Team as well as an Equity Analyst focusing on Small-Mid Cap securities. Prior to joining Columbia, he was Vice President and Consumer Analyst for The Seidler Companies, a Los Angeles based boutique research and brokerage firm. Mr. Marvin began his career at Deloitte & Touche where he earned his CPA and became a Senior Consultant. He has a B.S. from the University of California, Berkeley and an MBA from UCLA.

      BRIAN SMOLUCH, CFA joined Roxbury in July 2002 and has eight years of investment management experience. From 1996 to July 2002, Mr. Smoluch was with Columbia where he was a Fund Manager in the Small/Mid-Cap Investment Team as well as an Equity Analyst focusing on Small-Mid Cap securities. From July 1994 to June 1996, he was a Financial Analyst at Salomon Brothers Investment Banking in New York City. He has a B.S. from University of Virginia and an MBA from Harvard University.

                               SERVICE PROVIDERS

      The chart below provides information on the primary service providers.

Asset                                                                                 Shareholder
Management                                                                            Services

          INVESTMENT ADVISER                                                                          TRANSFER AGENT
    Roxbury Capital Management LLC                                                                       PFPC Inc.
  100 Wilshire Boulevard, Suite 1000                                                                  760 Moore Road
        Santa Monica, CA 90401                                                                  King of Prussia, PA 19406

   Manages the Series' business and                                                     Handles shareholder services, including
        investment activities.                                                          recordkeeping and statements, payment of
                                                                                        distributions and processing of buy and
                                                                                                      sell requests.

                                                           WT MUTUAL FUND

                                                    ROXBURY SMALL CAP GROWTH FUND

Fund                                                                                  Asset
Operations                                                                            Safe Keeping
             ADMINISTRATOR                                                                            CUSTODIAN

    Rodney Square Management Corp.                                                            Wilmington Trust Company
       1100 North Market Street                                                               1100 North Market Street
         Wilmington, DE 19890                                                                   Wilmington, DE 19890

         SUB-ADMINISTRATOR AND
           ACCOUNTING AGENT

               PFPC Inc.
         301 Bellevue Parkway
         Wilmington, DE 19809

  Provides facilities, equipment and personnel                                        Holds the Fund's assets, settles all Fund
 to carry out administrative services related to                                      trades and collects most of the valuation
the Fund and calculates the Fund's NAV and                                             data required for calculating the Fund's
            distributions.                                                                          NAV per share

                                                  Distribution

                                                             DISTRIBUTOR
                                                  Professional Funds Distributor, LLC
                                                           760 Moore Road
                                                      King of Prussia, PA 19406
                                                   Distributes the Fund's shares.

                             SHAREHOLDER INFORMATION

PRICING OF SHARES

      The Series values its assets based on current market values when such values are available. These prices normally are supplied by a pricing service. Any assets held by the Series that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that PFPC determines the daily NAV. To determine the value of those securities, PFPC may use a pricing service that takes into account not only developments related to specific securities, but also transactions in comparable securities. Securities that do not have a readily available current market value are valued in good faith using procedures adopted by the Board of Trustees.

      PFPC determines the NAV per share of the Fund as of the close of regular trading on the New York Stock Exchange ("Exchange") (currently 4:00 p.m. Eastern time) on each day that the Exchange and the transfer agent are open for business (each, a "Business Day"). The NAV is calculated by adding the value of all securities and other assets in the Fund, deducting its liabilities and dividing the balance by the number of outstanding shares in the Fund. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent and, under no circumstances will any order be accepted for purchase, redemption or exchange after the NAV calculation.

PURCHASE OF SHARES

      Fund shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment in Investor Shares of the Fund is $1,000. Additional investments may be made in any amount. You may purchase shares as specified below.

      Investors may purchase shares of the Fund through financial intermediaries such as financial consultants, securities brokers, dealers or benefit plan administrators. Investors should contact their financial intermediary directly for appropriate instructions, as well as for information pertaining to account and any servicing or transaction fees that may be charged. Some financial intermediaries may appoint subagents.

      BY MAIL: You may purchase shares by sending a check drawn on a U.S. bank payable to Roxbury Small Cap Growth Fund - Investor Shares, along with a completed application (included at the end of this prospectus). If a subsequent investment is being made, the check should also indicate your Fund account number. When you make purchases by check, the Fund may withhold payment on redemptions until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

      Regular mail:                           Overnight mail:
      Roxbury Small Cap Growth Fund           Roxbury Small Cap Growth Fund
      c/o PFPC Inc.                           c/o PFPC Inc.
      P.O. Box 9828                           760 Moore Road
      Providence, RI 02940                    King of Prussia, PA 19406

      BY WIRE: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) 497-2960 for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.

      ADDITIONAL INFORMATION REGARDING PURCHASES: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any Business Day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following Business Day.

      Any purchase order may be rejected if the Fund determines that accepting the order would not be in the best interest of the Fund or its shareholders.

      It is the responsibility of the financial intermediary to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

      For information on other ways to purchase shares, including through an individual retirement account (IRA), an Automatic Investment Plan or a Payroll Investment Plan, please refer to our SAI.

REDEMPTION OF SHARES

      You may sell your shares on any Business Day, as described below. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. If held for more than 60 days, there is no fee when Fund shares are redeemed. If shares are redeemed within 60 days of purchase, a redemption fee of 1.00% of the redemption amount may be charged. (See "Redemption Fee" below.) It is the responsibility of the financial intermediary to transmit redemption orders and credit their customers' accounts with redemption proceeds on a timely basis. Redemption checks are mailed on the next Business Day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the transfer agent before 4:00 p.m. Eastern time) or the next Business Day (if received after 4:00 p.m. Eastern time or on a non-Business Day), but never later than 7 days following such receipt. If you purchased your shares through a financial intermediary you should contact the financial intermediary for information relating to redemptions. The Fund's name and your account number should accompany any redemption requests.

      REDEMPTION FEES: The Fund will impose a fee of 1.00% of the total redemption amount (calculated at market value) if you sell your shares within 60 days of your purchase of such shares. This fee will apply to redemptions processed for the purpose of receiving redemption proceeds or processing an exchange between the Roxbury Funds. This fee is paid directly to the Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. For purposes of determining whether this fee applies, the shares that you have held the longest will be redeemed or exchanged first. This fee may not apply in certain circumstances, such as redemptions or exchanges processed from certain omnibus accounts (including 401(k) plans), and in the event of shareholder death or disability. See "Exchange of Shares" for additional information regarding the exchange of shares of a Roxbury Fund.

      MARKET TIMING: The Fund is not designed to accommodate market timing or repetitive trading. "Market timing" as defined as effecting frequent trades into or out of the Fund in an effort to anticipate or time price movements. The Fund may restrict or refuse purchase or exchange orders by market timers or by those persons the Fund or the distributor believe are engaging in similar trading activity. Market timing can adversely impact the ability of the investment adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of the Fund. There is no guaranty that the Fund or its agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence.

      BY MAIL: If you redeem your shares by mail, you should submit written instructions with a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. You must indicate the Fund name, your account number and your name. The written instructions and signature guarantee should be mailed to:

      Regular mail:                             Overnight mail:
      Roxbury Small Cap Growth Fund             Roxbury Small Cap Growth Fund
      c/o PFPC Inc.                             c/o PFPC Inc.
      P.O. Box 9828                             760 Moore Road
      Providence, RI 02940                      King of Prussia, PA 19406

      BY TELEPHONE: If you prefer to redeem your shares by telephone you may elect to do so. However there are certain risks. The Fund has certain safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any losses.

      ADDITIONAL INFORMATION REGARDING REDEMPTIONS: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a signature guarantee. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds the Fund shares.

      If shares to be redeemed represent a recent investment made by check, the Fund reserves the right to withhold the redemption proceeds available until it believes that the check has been collected (which could take up to 10 days).

      SMALL ACCOUNTS: If the value of your account falls below $500, the Fund may ask you to increase your balance. If the account value is still below $500 after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below $500 solely as a result of a reduction in your account's market value.

      For additional information on other ways to redeem shares, please refer to our SAI.

EXCHANGE OF SHARES

      You may exchange all or a portion of your shares in the Fund for Investor Shares of the following funds ("Roxbury Funds"):

      Roxbury Large Cap Growth Fund                 Roxbury Mid Cap Fund

      Redemption of shares through an exchange will be effected at the NAV next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV determined at that time or as next determined thereafter. See "Taxes" for a discussion of the tax effect on an exchange of shares.

      Exchange transactions will be subject to the minimum initial investment and other requirements of the Fund into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder's account of less than $500.

      FEES ON EXCHANGES: If held for more than 60 days, there is no fee when Fund shares are redeemed to process an exchange for your account. If shares are redeemed within 60 days of purchase, a fee of 1.00% of the redemption amount necessary for the exchange may be charged. See "Redemption of Shares" for additional information regarding redemptions and this fee.

      To obtain prospectuses of the Roxbury Funds, you may call (800) 497-2960. To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in an account with a financial intermediary, contact the financial intermediary. The Fund may terminate or modify the exchange offer described here and will give you 60 days' notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of the Fund's shares to be acquired through such exchange may be legally made.

DISTRIBUTIONS

      Distributions from the net investment income, if any, of the Fund are declared and paid annually to you. Any net capital gain realized by the Fund will be distributed annually.

      Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

      As long as the Fund meets the requirements for being a "regulated investment company," it pays no Federal income tax on the earnings and gains it distributes to shareholders. While the Fund may invest in securities that earn interest exempt from Federal income tax, the Fund invests primarily in taxable securities. The Fund's distributions of net investment income and net short-term capital gains, if any, whether received in cash or reinvested in additional Fund shares, are generally taxable to you as ordinary income. The Fund will notify you following the end of the calendar year of the amount of dividends and other distributions paid that year.

      The Fund's distributions of a net capital gain, if any, whether received in cash or reinvested in additional Fund shares, are taxable to you as long-term capital gain regardless of the length of time you have held your shares. You should be aware that if Fund shares are purchased shortly before the record date for any dividend or net capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution. The Fund anticipates the distribution of net capital gain.

      It is a taxable event for you if you sell or exchange Fund shares. Depending on the purchase price and the sale price of the shares you exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

      STATE AND LOCAL INCOME TAXES: You should consult your tax adviser concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

      This section is only a summary of some important income tax considerations that may affect your investment in the Fund. More information regarding those considerations appears in our SAI. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.

                            DISTRIBUTION ARRANGEMENTS

      Professional Funds Distributor, LLC ("Distributor") manages the Fund's distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreement with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. The Fund does not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

RULE 12b-1 FEES

      The Investor Shares of the Fund have adopted a distribution plan pursuant to Rule 12b-1 that allows the Fund to pay a fee to the Distributor for the sale and distribution of Investor Shares, and for services provided to shareholders of Investor Shares. Because these fees are paid out of the Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum distribution fee that the Fund can charge is 0.25% of the average daily net assets of the Fund's Investor Shares.

MASTER/FEEDER STRUCTURE

      Other institutional investors, including other mutual funds, may invest in the Series. The master/feeder structure enables various institutional investors, including the Funds, to pool their assets, which may be expected to result in economies of scale by spreading certain fixed costs over a larger asset base and providing purchasing power. The Series holds the investment securities and bears the advisory costs. The Fund provides and bears the costs of distribution and shareholder services. Each shareholder of the Series, including the Fund, will pay its proportionate share of the Series' expenses. For reasons relating to costs or a change in investment goal, among others, the Fund could switch to another master fund or decide to manage its assets itself. The Fund is not currently contemplating such a move.

SHARE CLASSES

      The Fund issues Investor and Institutional Shares. Each class of shares bears a pro rata portion of the Fund's common expenses in addition to expenses directly attributable to that class. Investor Shares pay a Rule 12b-1 distribution fee. Institutional Shares are offered to retirement plans and other institutional investors. Any investor may purchase Investor Shares.

                                    GLOSSARY

MUTUAL FUND:

A mutual fund pools shareholders' money and, using a professional investment manager, invests it in securities like stocks and bonds. The Fund is a separate mutual fund.

MUTUAL FUND EXPENSES:

Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder distribution, administration and custody services.

GROWTH FUNDS:

Growth funds invest in the common stock of growth-oriented companies. Generally, growth-oriented companies have high relative rates of growth and tend to reinvest more of their profits into the company and pay out less to shareholders in the form of dividends. As a result, investors in growth funds tend to receive most of their return in the form of capital appreciation.

SMALL CAP FUNDS:

Small cap funds invest in the common stock of companies with smaller market capitalizations. Small cap stocks may provide the potential for higher growth, but they also typically have greater risk and more volatility.

INVESTMENT ADVISER:

The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the fund's investment program. The Board of Trustees supervises the investment adviser and establishes policies that the investment adviser must follow in its management activities.

NET ASSET VALUE OR "NAV:

NAV = Assets - Liabilities
      --------------------
       Outstanding Shares

NET INVESTMENT INCOME:

Net investment income consists of interest and dividends earned by a fund on its investments less accrued expenses.

RULE 12b-1 FEES:

Rule 12b-1 fees, charged by some funds, are deducted from fund assets to pay for marketing and advertising expenses or, more commonly, to compensate sales professionals for selling fund shares.

                              FOR MORE INFORMATION

      FOR INVESTORS WHO WANT MORE INFORMATION ON THE FUND, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

      ANNUAL/SEMI-ANNUAL REPORTS: These reports contain performance data and information on Fund holdings, operating results and a discussion of the market conditions and investment strategies that significantly affect the Fund's performance for the most recently completed fiscal year or half-year.

      STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides additional technical and legal descriptions of the Fund's policies, investment restrictions, risks, and business structure. The information in the SAI is incorporated into this prospectus by this reference.

      Copies of these documents and answers to questions about the Fund may be obtained without charge by contacting:

      Roxbury Small Cap Growth Fund
      c/o PFPC Inc.
      760 Moore Road
      King of Prussia, Pennsylvania 19406
      (800) 497-2960
      9:00 a.m. to 5:00 p.m. Eastern time

      Information about the Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, DC, 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Fund may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.

      FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL 1-(800)-497-2960.

            The investment company registration number is 811-08648.

                                    ROXBURY
                               CAPITAL MANAGEMENT,
                                       LLC

                                    * * * *

                            THE ROXBURY MID CAP FUND

                                OF WT MUTUAL FUND

================================================================================

                        PROSPECTUS DATED __________, 2004

This prospectus contains important information about the Fund, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a criminal offense.

     PRESENTLY CLASS A SHARES OF THE FUND ARE BEING OFFERED ONLY TO CERTAIN
       PERSONS ELIGIBLE TO PURCHASE CLASS A SHARES AT NET ASSET VALUE. SEE
                     "SALES CHARGE REDUCTIONS AND WAIVERS."
           CLASS B AND CLASS C SHARES ARE NOT CURRENTLY BEING OFFERED.

                                TABLE OF CONTENTS

A look at the goals, strategies,  FUND DESCRIPTION
risk, expenses and financial        Summary.......................................................            1
history of the Fund.                Performance Information ......................................            2
                                    Fees and Expenses ............................................            3
                                    Investment Objective..........................................            6
                                    Primary Investment Strategies.................................            6
                                    Additional Risk Information...................................            8
                                    Financial Highlights..........................................           10

Details about the service         MANAGEMENT OF THE FUND
providers.                          Investment Adviser............................................           11
                                    Fund Manager..................................................           11
                                    Service Providers.............................................           12

Policies and instructions for     SHAREHOLDER INFORMATION
opening, maintaining and            How Share Price is Calculated.................................           13
closing an account in the           Selecting the Correct Class of Shares.........................           13
Fund.                               Sales Charge Reductions and Waivers...........................           15
                                    Purchase of Shares............................................           17
                                    Redemption of Shares..........................................           18
                                    Distributions.................................................           19
                                    Taxes.........................................................           19

Details on the Fund's             DISTRIBUTION AND SERVICE ARRANGEMENTS
distribution plans,                 Rule 12b-1 Fees...............................................           20
service fees and                    Shareholder Service Fees......................................           21
master/feeder arrangement.          Master/Feeder Structure.......................................           21

                                  FOR MORE INFORMATION............................................   BACK COVER

For information about key terms and concepts, please refer to the "Glossary."

                              ROXBURY MID CAP FUND

FUND DESCRIPTION

SUMMARY

Investment                 -    The ROXBURY MID CAP FUND (the "Fund")seeks
Objective                       superior long-term growth of capital.

Investment Focus           -    Equity securities (generally common stocks)

Share Price                -    High
Volatility

Principal                  -    The Fund operates as a "feeder fund" which means
Investment                      that the Fund does not buy  individual
Strategies                      securities directly. Instead, it invests in a
                                corresponding mutual fund or "master fund, "which in turn purchases the actual stock holdings. The Fund's master fund is the Mid Cap
                                Series (the "Series") of WT Investment Trust I.

                           - The Fund and the Series have the same investment objective, policies and limitations. When this prospectus refers to investments of the Fund it is actually referring to the investments of the Series.

                           - The Fund invests in the Series, which under normal market conditions, invests at least 80% of its assets in securities of companies with market capitalizations, at the time of purchase, consistent with the capitalization range of the Russell Mid Cap Growth and S&P MidCap 400 Indices.

                           - Roxbury Capital Management, LLC (the "Adviser") purchases stocks, and in the case of foreign companies, American Depositary Receipts ("ADRs"), it believes exhibit consistent, above-average earnings growth, superior quality and attractive risk/reward characteristics. The Adviser analyzes the stocks of a broad universe of companies to search for high quality companies that are growing at substantially greater rates than the market's average rate.

Principal Risks            The Fund is subject to the risks summarized below,
                           which are  further  described  under "Additional Risk
                           Information."

                           - The prices of securities in which the Fund invests may fluctuate due to these securities being traded infrequently and in limited volumes. There may also be less publicly available information about mid cap companies as compared to larger companies.

                           - There is no guarantee that the stock market or the stocks that the Fund buys will increase in value. Therefore, it is possible to lose money by investing in the Fund.

                           - The Fund's share price will fluctuate in response to changes in the market value of the Fund's investments. Market value changes will result from business developments affecting an issuer as well as general market and economic conditions.

                           - Growth-oriented investments may be more volatile than the rest of the U.S. stock market as a whole.

                           - Investments in a foreign market are subject to foreign security risk and the risk of losses caused by changes in foreign currency exchange rates.

                           - The performance of the Fund will depend on how successfully the Adviser pursues its investment strategy.

Investor Profile           -    Investors who want the value of their investment
                                to grow and who are willing to accept more volatility for the possibility of higher returns.

PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the risks and volatility of an investment in Class A Shares of the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual returns compared with those of the S&P Mid Cap 400 Index and the Russell Mid Cap Growth Index, a broad measure of market performance. Returns of Class B and Class C Shares will differ to the extent that they have different expenses. As of the date of this prospectus Class B and Class C Shares have not commenced operations. Total returns for Class A shares would have been lower than shown below had certain fees and expenses not been waived and/or reimbursed. The bar chart does not reflect sales charges. If it did, returns would be less than those shown. The Fund's past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

           ANNUAL TOTAL RETURNS FOR THE CALENDAR YEARS SINCE INCEPTION

                              [PERFORMANCE GRAPH]

2001       2002       2003
----       ----       ----
3.16%    -31.29%     45.25%

       CALENDAR YEAR-TO-DATE TOTAL RETURN AS OF SEPTEMBER 30, 2004: _____%

                 BEST QUARTER                   WORST QUARTER
                    17.58%                         (21.76)%
               (June 30, 2001)              (September 30, 2002)

CLASS A SHARES

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003

                                                                                              SINCE INCEPTION
                                                                            1 YEAR          (DECEMBER 14, 2000)
Before Taxes                                                                45.25%                 0.83%
After Taxes on Distributions(1,2)                                           _____%                 ____%
After Taxes on Distributions and Sales of Fund Shares(1,2)                  _____%                 ____%
S&P Mid Cap 400 Index (reflects no deduction for fees, expenses
or taxes)(3)                                                                _____%                 ____%
Russell Mid Cap Growth Index (reflects no deduction for fees,               _____%                 ____%
expenses or taxes)(4)

(1) These figures assume the reinvestment of dividends and capital gain distributions and include the impact of the maximum sales charges.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class A Shares only; after-tax returns for Class B and Class C Shares will vary.

(3) The S&P Mid Cap 400 Index consists of 400 domestic stocks chosen by Standard & Poor's for market size, liquidity and industry group representation. It is a market-value weighted unmanaged index (stock price items number of shares outstanding), with each stock's weight in the S&P Mid Cap 400 Index proportionate to its market value.

(4) The Russell Mid Cap Growth Index is constructed to provide a comprehensive and unbiased barometer of the mid-cap growth market. Based on ongoing empirical research of investment manager behavior, the methodology used to determine growth probability approximates the aggregate mid-cap growth manager's opportunity set.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund offers different share classes to allow you to maximize your potential return depending on your and your financial consultant's current expectations for your investment in the Fund.

                                                         CLASS A              CLASS B(a)               CLASS C
                                                         -------              ----------               -------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR
INVESTMENT)
Maximum sales charge (load) imposed on                    5.50%(b)               None                   None
   purchases (as a percentage of offering price)
Maximum deferred sales charge                             None(c)                5.00%(d)               1.00%(e)
Maximum sales charge imposed on                           None                   None                   None
   reinvested dividends (and other
   distributions)
Redemption fee(f)                                         None                   None                   None

(a) Class B Shares convert to Class A Shares automatically at the end of the eighth year (96th month) after purchase. Investors seeking to purchase Class B Shares in amounts that exceed $250,000 should discuss with their financial consultant whether the purchase of another class would be more appropriate; such orders may be rejected by the Fund.

(b)   Reduced for purchases of $50,000 and more.

(c) Class A Shares are not subject to a contingent deferred sales charge (a "CDSC"); except certain purchases that are not subject to an initial sales charge may instead be subject to a CDSC of 1.00% of amounts redeemed within the first year of purchase. Such a CDSC may be waived in connection with redemptions to participants in certain fee-based programs.

(d) 5.00% during the first year; 4.00% during the second year; 3.00% during the third and fourth years; 2.00% during the fifth year; and 1.00% during the sixth through eighth years. Class B Shares automatically convert into Class A Shares at the end of the eighth year after purchase and thereafter will not be subject to a CDSC.

(e) Class C Shares are subject to a 1.00% CDSC only if redeemed within the first 18 months after purchase.

(f) If you redeem shares via wire transfer, you may be required to pay fees, including a $10 wire fee and other fees, that will be directly deducted from your redemption proceeds. If you request redemption checks to be sent by overnight mail, you may be required to pay a $10 fee that will be directly deducted from your redemption proceeds.

                                                            CLASS A             CLASS B           CLASS C
                                                            -------             -------           -------
ANNUAL FUND OPERATING EXPENSES(1) (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)
Management fees                                              0.75%               0.75%             0.75%
Distribution (12b-1) fee                                     None                0.75%             0.75%
Shareholder Service fee                                      0.25%               0.25%             0.25%
Other Expenses(2)                                            4.18%               4.18%             4.18%
TOTAL ANNUAL OPERATING EXPENSES(3)                           5.18%(3)            5.93%             5.93%
Waivers/Reimbursements(3)                                   (3.63)%             (3.63)%           (3.63)%
Total Net Expenses(3)                                        1.55%               2.30%             2.30%
                                                             ====                ====              ====

-------------------------
(1) This table and the example below each reflect the aggregate annual operating expenses of the Fund and the Series.

(2) Since certain operating expenses of the Fund are based on its asset size and the number of shareholders the Fund has, the relatively small asset size of the Fund impacts the ratio of "Other Expenses" and has the effect of shareholders bearing a larger percentage of operating expenses.

(3) The Adviser has a contractual obligation through November 2015 to waive a portion of its fees and assume certain expenses of the Fund to limit the total annual operating expenses to 1.65% for Class A Shares and 2.40% for each of Class B and Class C Shares.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows what you would pay if you invested $10,000 over the various time periods indicated. The example assumes that:

-     you reinvested all dividends and other distributions;

-     the average annual return was 5%;

- the Fund's total operating expenses (reflecting contractual waivers and reimbursements) are charged and remain the same over the time periods; and

-     you redeemed all of your investment at the end of the time period.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                   1 YEAR           3 YEARS           5 YEARS          10 YEARS
                                                   ------           -------           -------          --------
Class A(1)                                         $_____           $______           $______          $_______

Class B (assuming no redemption)                   $_____           $______           $______          $_______
Class B (assuming complete redemption at
  the end of the period)(2)                        $_____           $______           $______          $_______

Class C (assuming no redemption)                   $_____           $______           $______          $_______
Class C (assuming complete redemption at
  the end of the period)(2)                        $_____           $______           $______          $_______

(1)   Assumes deduction at the time of purchase of maximum sales charge.

(2)   Assumes deduction at redemption of maximum deferred sales charge.

The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

INVESTMENT OBJECTIVE

The Fund and the Series seek superior long-term growth of capital. This investment objective may not be changed without shareholder approval. There is no guarantee that the Fund will achieve its investment objective.

PRIMARY INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing its assets in the Series, which under normal market conditions, invests at least 80% of its net assets in the following equity (or equity-related securities):

- common stocks of corporations that are judged by the Adviser to have strong growth characteristics and, with respect to at least 80% of the Series' net assets, at the time of purchase, have a market capitalization consistent with the capitalization range of the Russell Mid Cap Growth and S&P MidCap 400 Indices ("mid cap company")

- American Depositary Receipts ("ADRs"), which are negotiable certificates held in a U.S. bank representing a specific number of shares of a foreign stock traded on a U.S. stock exchange. ADRs make it easier for U.S. citizens to invest in foreign companies, due to the widespread availability of dollar-denominated price information, lower transaction costs, and timely dividend distributions. An American Depositary Share or ADS is the share issued under an American Depositary Receipt agreement which is actually traded

-     securities convertible into mid cap companies

-     options on common stock or options on stock indices

Mid-cap companies are those whose capitalization is consistent with the capitalization range of the Russell Mid Cap Growth and S&P MidCap 400 Indices at the time of the Fund's investment. As of December 31, 2003, the range of market capitalization of companies that are in the Russell Mid Cap Growth and S&P MidCap 400 Indices ("Indices") was between $489 million and $15.8 billion and $____ and $____, respectively. As market conditions change, so will the capitalizations of the companies that make up the Indices. The Adviser looks for quality, sustainable-growth stocks within the mid-cap portion of the market. At the time of initial purchase, an investment's market capitalization will fall within the capitalization range of the Indices. Due to market price adjustments or other events after the time of purchase, it is possible that an investment's market capitalization may drift above or below this range. Nevertheless, companies whose capitalization no longer meets this definition after purchase continue to be considered to have a mid cap market capitalization for purposes of the 80% policy. The Series is not limited to only mid-cap companies, and under normal market conditions, may invest up to 20% of its assets in stocks of companies within larger or smaller capitalizations.

The Adviser uses a bottom-up approach to identify new investment opportunities and to evaluate existing investments on an ongoing basis to determine continued suitability. The Adviser selects stocks it believes exhibit consistent, above average growth prospects. Through research and its understanding of business fundamentals, the Adviser seeks to identify companies with sound economic business models, reputable managements, strong competitive positions, and the ability to grow their businesses in a variety of economic environments. Additionally, all investments undergo a valuation analysis to estimate their risk/reward characteristics.

At the time of purchase individual stock holdings may represent up to 5% of the Series' value. Due to market price fluctuations individual stock holdings may exceed 5% of the value of the total portfolio. The Series may over or underweight certain industries and sectors based on the Adviser's opinion of the relative attractiveness of companies within those industries and sectors. The Series may not invest in more than 10% of the outstanding shares of any company.

In order to respond to adverse market, economic, political or other conditions, the Series may assume a temporary defensive position and invest without limit in commercial paper and other money market instruments that are rated investment grade by a nationally recognized statistical rating organization, or determined by the Adviser to be of comparable quality. The result of this action may be that the Series will be unable to achieve its investment objective. The Series also may use other strategies and engage in other investment practices, which are described in detail in our Statement of Additional Information ("SAI").

ADDITIONAL RISK INFORMATION

The following is a list of certain risks that may apply to your investment in the Fund. Further information about investment risk is available in our SAI:

- MID CAP RISK: Mid cap companies may be more vulnerable than larger companies to adverse business or economic developments.

- MARKET RISK: The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

- LIQUIDITY RISK: The risk that a security may lack sufficient liquidity in order to execute a buy or sell program without significantly affecting the security's price. At times a security's price may experience unusual price declines due to an imbalance between sellers and buyers of that security. Forced liquidations of the Series or other funds which hold similar securities could result in adverse price fluctuations in securities held and in the Fund's overall value.

- GROWTH INVESTING RISK: The risk that an investment in a growth-oriented portfolio may be more volatile than the rest of the U.S. market.

- DERIVATIVES RISK: Some of the Series' investments may be referred to as "derivatives" because their value depends on, or is derived from, the value of an underlying asset, reference rate or index. These investments include options, futures contracts and similar investments that may be used in hedging, risk management, or other portfolio management purposes consistent with the Series' investment objective. The market value of derivative instruments and securities is sometimes more volatile than that of other investments, and each type of derivative may pose its own special risks. As a fundamental policy, no more than 15% of the Series' total assets may be committed or exposed to derivative strategies.

- CURRENCY RISK: The risk related to investments denominated in foreign currencies. Foreign securities are usually denominated in foreign currency therefore changes in foreign currency exchange rates affect the net asset value of the Fund.

- FOREIGN SECURITY RISK: The risk of losses due to political, regulatory, economic, social or other uncontrollable forces in a foreign country not normally associated with investing in U.S. markets.

- MASTER/FEEDER RISK: The master/feeder structure is designed to reduce costs, it may not do so, and the Fund may encounter operational or other complications. For example, large-scale redemptions by other feeders of their shares of the master fund could have adverse effects on a fund such as requiring the liquidation of a substantial portion of the master fund's holdings at a time when it may be disadvantageous to do so. Also, other feeders of a master fund may have a greater ownership interest in the master fund and, therefore, could have effective voting control over the operation of the master fund.

- OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

- VALUATION RISK: The risk that the Series has valued certain of its securities at a higher price than it can sell them.

- IPO RISK: The Fund may purchase securities of companies engaged in their initial public offerings (IPOs). The price of securities purchased in IPOs can be very volatile. The effect of IPO investments on the Fund's performance depends on a variety of factors, including the number of IPOs the Fund invests in relative to the size of the Fund, and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As the Fund's asset base increases, IPOs often have a diminished effect on performance.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance since its inception. Certain information reflects financial results for a single Class A Share of the Fund. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and other distributions. Financial highlights have been audited by ______________________, whose report, along with the Fund's financial statements, is included in the Annual Report, which is available, without charge, upon request.

MID CAP FUND - CLASS A SHARES

                                                                                                            For the
                                                                               For the       For the         Period
                                                                               Fiscal         Fiscal      December 14,
                                                                                Year           Year          2000(1)
                                                                                Ended         Ended         through
                                                                               June 30,      June 30,       June 30,
                                                                                2003           2002           2001
                                                                               --------      -------      ------------
NET ASSET VALUE - BEGINNING OF PERIOD..........................                $   4.32      $  5.55      $       5.00
                                                                               --------      -------      ------------

INVESTMENT OPERATIONS:
   Net investment loss(2)......................................                   (0.05)       (0.06)            (0.04)
   Net realized and unrealized gain (loss) on investments......                   (0.03)       (1.08)             0.59
                                                                   -------     --------      -------      ------------
     Total from investment operations..........................                   (0.08)       (1.14)             0.55
                                                                   -------     --------      -------      ------------

DISTRIBUTIONS:
   From net realized gains.....................................                      --        (0.09)               --
                                                                   -------     --------      -------      ------------
NET ASSET VALUE - END OF PERIOD................................                $   4.24      $  4.32      $       5.55
                                                                   =======     ========      =======      ============

TOTAL RETURN(3)................................................                   (1.85)%     (20.82)%           11.00%**

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA: (4)
   Expenses:
     Including expense limitations.............................                    1.55%        1.55%             1.55%*
     Excluding expense limitations.............................                   38.22%       63.66%           228.87%*
   Net investment loss.........................................                   (1.07)%      (1.30)%           (1.22)% *
Portfolio Turnover.............................................                     119%         116%               47%**
Net assets at end of period (000 omitted)......................                $  1,037      $   508      $         81

*     Annualized

**    Not Annualized.

(1)   Commencement of operations.

(2) The net investment loss per share was calculated using average shares outstanding method.

(3)   Excluding sales charge.

(4) The expense and net investment income ratios include expenses allocated from WT Investment Trust I - Mid Cap Series (the "Series") and the portfolio turnover reflects investment activity of the Series.

MANAGEMENT OF THE FUND

The Board of Trustees has oversight responsibility of the management, activities and affairs of the Fund and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the Fund and its shareholders. The Board of Trustees includes a member of the Adviser's Investment Committee.

INVESTMENT ADVISER

Roxbury Capital Management, LLC ("Roxbury"), 100 Wilshire Boulevard, Suite 1000, Santa Monica, California 90401, serves as the investment adviser for the Mid Cap Series. As the Series' investment adviser, Roxbury has overall responsibility for directing the Series' investments. Roxbury provides investment advisory services to mutual funds and other institutional accounts, including corporations, union and pension accounts, foundations, and endowments, as well as to individuals. As of September 30, 2004, Roxbury had assets under management of approximately $ __________ billion.

For the fiscal year ended June 30, 2004, Roxbury waived its entire advisory fee. Had there been no waiver, Roxbury would have received a fee of 0.75% of the Series' average daily net assets.

The Series pays Roxbury a monthly advisory fee at the annual rate of 0.75% of the Series' first $1 billion of average daily net assets; 0.70% of the Series' next billion of average daily net assets; and 0.65% of the Series' average daily net assets over $2 billion.

FUND MANAGER

Alfred J. Lockwood, CPA, CFA is the portfolio manager of the Mid Cap Series and is also responsible for general research on small to mid cap companies. Mr. Lockwood's participation in Roxbury's Investment Committee provides additional access to research and investment ideas.

ALFRED J. LOCKWOOD, CPA, CFA joined Roxbury in 1992 and is the manager of Roxbury's small to mid cap portfolios. Al is co-Chief Investment Officer and a member of Roxbury's Investment Committee. Al's CPA background complements his securities analysis in researching mid size growth companies. His previous experience as an Audit Manager for Ernst & Young exposed him to many company managements, primarily in the small to mid cap areas and across a diverse range of industries, including distribution, healthcare, technology and others. Al has particular skill in assessing a company's complete business context relative to its competitors and the marketplace. A skilled numbers man, he likes to look beyond the numbers for undervalued or misunderstood investment opportunities. Al received a B.S. from California State University, Northridge.

                               SERVICE PROVIDERS

The following chart provides information on the Fund's service providers.

Asset                                                                              Shareholder
Management                                                                         Services

                ADVISER                                                                    TRANSFER AGENT
     Roxbury Capital Management,LLC                                                           PFPC Inc.
         100 Wilshire Boulevard                                                            760 Moore Road
               Suite 1000                                                             King of Prussia, PA 19406
         Santa Monica, CA 90401

    Manages the Series' business and                                                     Handles shareholder
         investment activities.                                                          services, including
                                                                                          recordkeeping and
                                                                                       statements, payment of
                                                                                    distributions and processing
                                                                                      of buy and sell requests.

                                              ROXBURY MID CAP FUND

Fund                                                                               Asset
Operations                                                                         Safe Keeping

           ADMINISTRATOR AND                                                                  CUSTODIAN
            ACCOUNTING AGENT
                                                                                      Wilmington Trust Company
        Rodney Square Management                                                      1100 North Market Street
              Corporation                                                               Wilmington, DE 19890
        1100 North Market Street
          Wilmington, DE 19890

                                                                                           SUB-CUSTODIAN

         SUB-ADMINISTRATOR AND                                                           PFPC Trust Company
            ACCOUNTING AGENT                                                           8800 Tinicum Boulevard
                                                                                       Philadelphia, PA 19153

               PFPC Inc.
          301 Bellevue Parkway
          Wilmington, DE 19809

   Provides facilities, equipment and                                                 Holds the Fund's assets,
         personnel to carry out                                                     settles all portfolio trades
   administrative services related to                                                 and collects most of the
      the Fund and calculates the                                                    valuation data required for
       Fund's net asset value and                                                    calculating the Fund's net
             distributions.                                                             asset value per share

                                              Distribution

                                                      DISTRIBUTOR
                                                   Professional Funds
                                                    Distributor, LLC
                                                     760 Moore Road
                                                King of Prussia, PA 19406
                                              Distributes the Fund's shares.

SHAREHOLDER INFORMATION

HOW SHARE PRICE IS CALCULATED

The Fund values its assets based on current market values when such values are readily available. These prices normally are supplied by a pricing service. Any assets held by the Series that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that PFPC determines the daily net asset value. To determine the value of those securities, PFPC may use a pricing service that takes into account not only developments related to specific securities, but also transactions in comparable securities. Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees.

PFPC Inc. determines the NAV per share of the Fund as of the close of regular trading on the New York Stock Exchange (the "Exchange") (currently 4:00 p.m., Eastern time), on each day that the Exchange and the transfer agent are open for business (each, a "Business Day"). The NAV is calculated by adding the value of all securities and other assets in the Fund, deducting its liabilities and dividing the balance by the number of outstanding shares in the Fund. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent and, under no circumstances will any order be accepted for purchase, redemption or exchange after the NAV calculation.

SELECTING THE CORRECT CLASS OF SHARES

This prospectus offers Class A, Class B and Class C Shares of the Fund. Each class has its own cost structure, allowing you to choose the one that best meets your requirements and current expectations. Your financial consultant can help you decide which class is best for you. For estimated expenses of each class, see the table under "Fees and Expenses" earlier in this prospectus.

Class A Shares -- Initial Sales Charge

If you purchase Class A Shares, you will incur a sales charge at the time of purchase (a "front-end load") based on the dollar amount of your purchase. The maximum initial sales charge is 5.50%, which is reduced for purchases of $50,000 and more. Sales charges also may be reduced by using the accumulation privilege described under "Sales Charge Reductions and Waivers" (see page 13). Class A Shares are subject to an ongoing shareholder service fee of 0.25% of the Fund's average net assets attributable to Class A Shares. Class A Shares will not be subject to any contingent deferred sales charge ("CDSC" or "back-end load") when they are redeemed. Although some purchases may not be subject to an initial sales charge, if the initial sales charge is waived, such purchases may be subject to a CDSC of 1.00% if the shares are redeemed within one year after purchase. Class A Shares also will be issued upon conversion of Class B Shares, as described below under "Class B Shares." The minimum initial investment in Class A Shares is $2,000.

Part of the front-end sales charge is paid directly to the selling broker-dealer (the "dealer reallowance"). The remainder is retained by the distributor and may be used either to promote the sale of the Fund's shares or to compensate the distributor for its efforts to sell the shares of the Fund.

                                                  AS A PERCENTAGE OF                   AS A PERCENTAGE OF YOUR
YOUR INVESTMENT                                     OFFERING PRICE                           INVESTMENT
--------------------------------------------------------------------------------------------------------------
$50,000 and less                                         5.50%                                  5.82%
$50,000 up to $150,000                                   5.00%                                  5.26%
$150,000 up to $250,000                                  4.50%                                  4.71%
$250,000 up to $500,000                                  3.50%                                  3.63%
$500,000 up to $1,000,000                                3.00%                                  3.09%
Over $1,000,000                                          0.00%                                  0.00%

Class B Shares -- Deferred Sales Charge

If you purchase Class B Shares, you will not incur a sales charge at the time of purchase. However, Class B Shares are subject to an ongoing Rule 12b-1 distribution fee of 0.75% of average net assets and an ongoing shareholder service fee of 0.25% of average net assets. The Rule 12b-1 distribution fee and the shareholder service fee accrue daily and are paid monthly. Class B Shares are subject to a CDSC if you redeem them prior to the seventh year after purchase. At the end of the eighth year after purchase, Class B Shares will automatically convert into Class A Shares of the Fund, which are subject to the shareholder service fee of 0.25%. Automatic conversion of Class B Shares into Class A Shares will occur at least once a month on the basis of the relative net asset values of the shares of the two classes on the conversion date, without the imposition of any sales load, fee or other charge. Conversion of Class B Shares to Class A Shares will not be deemed a purchase or sale of the shares for federal income tax purposes. Shares purchased through reinvestment of dividends and other distributions on Class B Shares also will convert automatically to Class A Shares based on the portion of purchased shares that convert. The minimum initial investment in Class B Shares is $2,000.

Class C Shares -- Pay As You Go

If you purchase Class C Shares, you do not incur a sales charge at the time of purchase. However, Class C Shares are subject to an ongoing Rule 12b-1 distribution fee of 0.75% of average net assets and an ongoing shareholder service fee of 0.25% of average net assets. Class C Shares also are subject to a 1.00% CDSC if you redeem them within 18 months of purchase. Although Class C Shares are subject to a CDSC for only 18 months (as compared to six years for Class B), Class C Shares have no conversion feature. Accordingly, if you purchase Class C Shares, those shares will be subject to the 0.75% distribution fee and the 0.25% shareholder service fee for as long as you own your Class C Shares. The minimum initial investment in Class C Shares is $2,000.

You may be subject to a CDSC upon redemption of your Class B and Class C Shares under the following conditions:

      -     Class B Shares

    YEARS AFTER                CDSC ON SHARES BEING
     PURCHASE                        REDEEMED
---------------------------------------------------
     1st year                         5.00%
     2nd year                         4.00%
     3rd year                         3.00%
     4th year                         3.00%
     5th year                         2.00%
     6th year                         1.00%
     7th year                         None
After the 7th year                    None

      Class B Shares will be automatically converted to Class A Shares at the end of the eighth year (96th month) after purchase.

      -     Class C Shares

      If you redeem Class C Shares within 18 months of purchase, you will be charged a CDSC of 1.00%. There is no CDSC imposed on Class C Shares acquired through reinvestment of dividends or capital gains.

The CDSC on redemptions of shares is computed based on the original purchase price of the shares being redeemed, net of reinvested dividends and capital gains distributions. CDSC calculations are based on the specific shares involved, not the value of the account. To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these shares to meet your request, we will sell your shares on a first-in, first-out basis. Your financial consultant or institution may elect to waive some or all of the payment, thereby reducing or eliminating the otherwise applicable CDSC.

Other Classes of Shares

The Fund may offer other classes of shares, from time to time. These other classes, if offered, will not be available to the general public, although they may appear in newspaper listings. When reviewing newspaper listings, please remember that the class or classes listed may not be the class you own and therefore the net asset value(s) listed may be different from the net asset value of your shares.

SALES CHARGE REDUCTIONS AND WAIVERS

Reducing Sales Charges on Your Class A Shares. There are several ways you can combine multiple purchases of Class A Shares to take advantage of the breakpoints in the sales charge schedule. These can be combined in any manner:

- Accumulation privilege -- lets you add the value of any Class A Shares you and your immediate family already own to the amount of your next investment for purposes of calculating sales charges.

- Letter of intent -- lets you purchase Class A Shares over a 13-month period and receive the same sales charge as if all shares had been purchased at once. See the new account application and our SAI for terms and conditions.

To use these privileges, discuss your eligibility with your financial consultant.

CDSC Waivers. In general, the CDSC may be waived on shares you sell for the following reasons:

- Payments through certain systematic retirement plans and other employee benefit plans;

- Qualifying distributions from qualified retirement plans and other employee benefit plans;

- Distributions from custodial accounts under section 403(b)(7) of the Internal Revenue Code as well as from Individual Retirement Accounts
      (IRAs) due to death, disability or attainment of age 70-1/2;

-     Participation in certain fee-based programs.

To use any of these waivers, contact your financial consultant.

Reinstatement Privilege. If you sell shares of the Fund, you may invest some or all of the proceeds in the Fund within 90 days without a sales charge. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

To use this privilege, contact your financial consultant.

Net Asset Value Purchases. Class A Shares may be sold at net asset value, with only a $2,000 minimum initial investment, to:

- Clients of financial consultants who exchange their shares from an unaffiliated investment company that has a comparable sales charge, provided that such shares are purchased within 60 days of the redemption and the exchange is effected through the same financial consultant;

- Trustees or other fiduciaries purchasing shares for certain retirement plans of organizations with 50 or more eligible employees and employer-sponsored benefit plans in connection with purchases of Fund shares made as a result of participant-directed exchanges between options in such a plan;

- Investment advisers, financial planners and certain financial institutions that place trades for their own accounts or the accounts of their clients either individually or through a master account and who charge a management, consulting or other fee for their services;

- "Wrap accounts" for the benefit of clients of broker-dealers, financial institutions or financial planners having sales or service agreements with the distributor or another broker-dealer or financial institution with respect to sales of Fund shares;

- Current or retired trustees, officers and employees of the Fund, the distributor, the transfer agent, the Adviser and its members, certain family members of the above persons, and trusts or plans primarily for such persons or their family members;

- Current or retired registered representatives or full-time employees and their spouses and minor children and plans of broker-dealers or other institutions that have selling agreements with the distributor; and

- Such other persons as are determined by the Adviser or distributor to have acquired shares under circumstances where the Fund has not incurred any sales expense.

PURCHASE OF SHARES

Investors may purchase shares of the Fund through financial intermediaries such as financial consultants, securities brokers, dealers or benefit plan administrators. Investors should contact their financial intermediary directly for appropriate purchase instructions, as well as for information pertaining to accounts and any servicing or transaction fees that may be charged. Some financial intermediaries may appoint subagents.

The minimum initial investment in Class A, Class B or Class C Shares is $2,000 (including IRAs) and $100 for subsequent investments. The Adviser or the distributor, at their discretion, may waive these minimums. See our SAI for further details.

See "Sales Charge Reductions and Waivers" for ways to make your initial investment go farther.

Shares are sold at a public offering price based on the NAV for the class of shares selected. If your purchase order is received by the transfer agent before the close of regular trading on the Exchange on any Business Day, you will pay the next public offering price that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following Business Day.

Any purchase order may be rejected if the Fund determines that accepting the order would not be in the best interest of the Fund or its shareholders.

It is the responsibility of the financial intermediary to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

For information on other ways to purchase shares, including through an individual retirement account (IRA), call the transfer agent at (800) 497-2960, or see our SAI.

For information on an automatic investment plan or a payroll investment plan, see our SAI.

REDEMPTION OF SHARES

If you purchased your shares through a financial intermediary, you should contact the intermediary for information relating to redemptions. The Fund's name and your account number should accompany any redemption requests.

If you redeem shares via wire transfer, you may be required to pay fees, including a $10 wire fee and other fees that will be directly deducted from your redemption proceeds. If you request redemption checks to be sent by overnight mail, you may be required to pay a $10 fee that will be directly deducted from your redemption proceeds.

Market Timing: The Fund is not designed to accommodate market timing or repetitive trading. "Market timing" as defined as effecting frequent trades into or out of the Fund in an effort to anticipate or time price movements. The Fund may restrict or refuse purchase or exchange orders by market timers or by those persons the Fund or the distributor believe are engaging in similar trading activity. Market timing can adversely impact the ability of the investment adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of the Fund. There is no guaranty that the Fund or its agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence.

Small Accounts: If the value of your Fund accounts falls below $500, the Fund may ask you to increase your balance. If the account balance is still below $500 after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below $500 solely as a result of a reduction in your account's market value.

For information on other ways to redeem shares, please refer to our SAI.

DISTRIBUTIONS

Distributions from the net investment income of the Fund, if any, are declared and paid annually to you.

Any net capital gain realized by the Fund will be distributed annually.

Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional Fund shares, unless you have elected to receive distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

FEDERAL INCOME TAXES: As long as the Fund meets the requirements for being a "regulated investment company," it pays no Federal income tax on the earnings and gains it distributes to shareholders. Under normal conditions, the Fund invests primarily in taxable securities. The Fund will notify you following the end of the calendar year of the amount of dividends and other distributions paid that year.

Dividends you receive from the Fund, whether reinvested in Fund shares or received in cash, are generally taxable to you as ordinary income. The Fund's distributions of net capital gain, whether received in cash or reinvested in additional Fund shares, are taxable to you as long-term capital gain, regardless of the length of time you have held your shares. You should be aware that if Fund shares are purchased shortly before the record date for any dividend or capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution. The Fund anticipates the distribution of net capital gain.

It is a taxable event for you if you sell shares of the Fund. Depending on the purchase price and the sale price of the shares, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

STATE AND LOCAL INCOME TAXES: You should consult your tax advisors concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

This section is only a summary of some important income tax considerations that may affect your investment in the Fund. More information regarding those considerations appears in our SAI. You are urged to consult your tax advisor regarding the effects of an investment on your tax situation.

DISTRIBUTION AND SERVICE ARRANGEMENTS

Professional Funds Distributor, LLC ("Distributor") manages the Fund's distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreement with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. Other than the Rule 12b-1 fees described below, the Fund does not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

RULE 12b-1 FEES

The Fund has adopted a distribution plan pursuant to Rule 12b-1 that allows the Fund to pay a fee to the Distributor for facilitating the sale and distribution of its shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees indirectly will increase the cost of your investment and may cost you more than paying other types of sales charges.

Rule 12b-1 permits a fund directly or indirectly to pay expenses associated with the distribution of its shares and the servicing of its shareholders in accordance with a plan adopted by the Board of Trustees and approved by its shareholders. Pursuant to the Rule, the Board has approved, and the Fund has entered into, separate distribution plans with the Distributor, for the Class B and Class C Shares. Under the distribution plans, the Fund will pay distribution fees to the Distributor at a maximum annual rate of 0.75% of its aggregate average daily net assets attributable to its Class B and Class C Shares.

The distribution plans provide that the Distributor may use the distribution fees received from a class of shares to pay for the distribution and shareholder servicing expenses of that class, including, but not limited to (i) incentive compensation paid to the directors, officers and employees of, agents for and consultants to, the Distributor or any other broker-dealer or financial institution that engages in the distribution of that class; and (ii) compensation to broker-dealers, financial institutions or other persons for providing distribution assistance with respect to that class. Distribution fees may also be used for (i) marketing and promotional activities, including, but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising for that class; (ii) costs of printing and distributing prospectuses, Statements of Additional Information and reports of the Fund to prospective investors in that class; (iii) costs involved in preparing, printing and distributing sales literature pertaining to the Fund and that class; and (iv) costs involved in obtaining whatever information, analyses and reports with respect to marketing and promotional activities that the Fund may, from time to time, deem advisable with respect to the distribution of that class. Distribution fees are accrued daily and paid monthly, and are charged as expenses of, respectively, Class B and Class C Shares as accrued.

The distribution fees applicable to the Class B and Class C Shares are designed to permit you to purchase Class B and Class C Shares through broker-dealers without the assessment of a front-end sales charge and at the same time to permit the Distributor to compensate broker-dealers on an ongoing basis to provide services to shareholders of the Class B and Class C Shares attributable to those broker-dealers.

SHAREHOLDER SERVICE FEES

The Board of Trustees has adopted a shareholder service plan authorizing the Fund to pay service providers an annual fee not exceeding 0.25% of the Fund's average daily net assets of each class of shares, to compensate service providers who maintain a service relationship. Service activities provided under this plan include (a) establishing and maintaining shareholder accounts and records, (b) answering shareholder inquiries, (c) assisting in share purchases and redemptions, (d) providing statements and reports to shareholders, and (e) providing other related services requested by shareholders.

MASTER/FEEDER STRUCTURE

Other institutional investors, including other mutual funds, may invest in the Series. The master/feeder structure enables various institutional investors, including the Funds, to pool their assets, which may be expected to result in economies of scale by spreading certain fixed costs over a larger asset base and providing purchasing power. The Series holds the investment securities and bears the advisory costs. The Fund provides and bears the costs of distribution and shareholder services. Each shareholder of the Series, including the Fund, will pay its proportionate share of the Series' expenses. For reasons relating to costs or a change in investment goal, among others, the Fund could switch to another master fund or decide to manage its assets itself. The Fund is not currently contemplating such a move.

                                    GLOSSARY

MUTUAL FUND:

A mutual fund pools shareholders' money and, using a professional investment manager, invests in securities like stocks and bonds.

"CAP":

Cap or the market capitalization of a company means the value of all of the outstanding shares of the company's common stock in the stock market

INDEX:

An index is a broad measure of the market performance of a specific group of securities in a particular market, or securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

FUND EXPENSES:

Every mutual fund has operating expenses to pay for professional advisory, distribution, administration, custody and other services.

SALES CHARGES:

The sales charge or load that you pay is a separate fee based on how much you invest. This fee compensates your financial consultant for providing you with investment assistance and on-going service as well as handling all the paperwork associated with your investment and any subsequent adjustments you make.

GROWTH FUNDS:

Growth funds invest in the common stock of growth-oriented companies seeking maximum growth of earnings and share price with little regard for dividend earnings. Generally, companies with high relative rates of growth tend to reinvest more of their profits into the company and pay out less to shareholders in the form of dividends. As a result, investors in growth funds tend to receive most of their return in the form of capital appreciation.

INVESTMENT ADVISER:

The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the fund's investment program. The Board of Trustees supervises the investment adviser and establishes policies that the investment adviser must follow in its management activities.

NET ASSET VALUE OR "NAV"?

NAV = Assets - Liabilities
      --------------------
       Outstanding Shares

NET INVESTMENT INCOME:

Net investment income consists of interest and dividends earned by a fund on its investments less accrued expenses.

RULE 12b-1 FEES:

Rule 12b-1 fees, charged by some funds, are deducted from fund assets to pay for marketing and advertising expenses or, more commonly, to compensate sales professionals for selling fund shares.

                              FOR MORE INFORMATION

FOR INVESTORS WHO WANT MORE INFORMATION ON THE FUND, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

ANNUAL/SEMI-ANNUAL REPORTS: These reports contain performance data and information on holdings and operating results for the Fund's most recently completed fiscal year or half-year. The annual report also includes a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides a complete technical and legal description of the Fund's policies, investment restrictions, risks, and business structure. This prospectus incorporates the SAI by reference.

Copies of these documents and answers to questions about the Fund may be obtained without charge by contacting:

                                            The Roxbury Mid Cap Fund
                                            c/o PFPC Inc.
                                            760 Moore Road
                                            King of Prussia, PA 19406
                                            (800) 497-2960
                                            8:30 a.m. to 5:00 p.m. Eastern time

Information about the Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, DC. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, DC 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Fund may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.

              FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING
                    CHANGES TO EXISTING ACCOUNTS, PURCHASING
                OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES,
                           PLEASE CALL (800) 497-2960.

The investment company registration number is 811-08648.

                                 WT MUTUAL FUND

                     WILMINGTON PRIME MONEY MARKET PORTFOLIO
                    WILMINGTON PREMIER MONEY MARKET PORTFOLIO
                      WILMINGTON U.S. GOVERNMENT PORTFOLIO
                         WILMINGTON TAX-EXEMPT PORTFOLIO
                  WILMINGTON SHORT/INTERMEDIATE BOND PORTFOLIO
                     WILMINGTON BROAD MARKET BOND PORTFOLIO
                       WILMINGTON MUNICIPAL BOND PORTFOLIO
                     WILMINGTON SHORT-TERM INCOME PORTFOLIO
                       WILMINGTON SMALL CAP CORE PORTFOLIO
                       WILMINGTON LARGE CAP CORE PORTFOLIO
                      WILMINGTON LARGE CAP VALUE PORTFOLIO

                            1100 North Market Street
                           Wilmington, Delaware 19890

--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

--------------------------------------------------------------------------------

                              _______________, 2004

This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with each Portfolio's current prospectus dated November 1, 2004, as amended from time to time. A copy of each current prospectus and annual report may be obtained without charge, by writing to Professional Funds Distributor, LLC (the "Distributor"), 760 Moore Road, King of Prussia, PA 19406. A copy may also be obtained from certain institutions such as banks or broker-dealers that have entered into servicing agreements with the Distributor or by calling (800) 336-9970.

Each Portfolio and its corresponding master, or other, Series' audited financial statements for the fiscal year ended June 30, 2004, included in the Annual Reports to shareholders, are each incorporated into this SAI by reference. Each Portfolio's annual and semi-annual reports to shareholders are available without charge by calling (800) 336-9970.

                                TABLE OF CONTENTS

                                                                                Page
                                                                                ----
GENERAL INFORMATION.......................................................        1
INVESTMENT POLICIES.......................................................        1
INVESTMENT LIMITATIONS....................................................       16
TRUSTEES AND OFFICERS.....................................................       21
CODE OF ETHICS............................................................       28
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.......................       29
INVESTMENT ADVISORY AND OTHER SERVICES....................................       34
RODNEY SQUARE MANAGEMENT CORPORATION......................................       34
CRAMER ROSENTHAL MCGLYNN, LLC.............................................       35
ROXBURY CAPITAL MANAGEMENT................................................       36
ADMINISTRATION AND ACCOUNTING SERVICES....................................       37
ADDITIONAL SERVICE PROVIDERS..............................................       37
DISTRIBUTION OF SHARES AND RULE 12B-1 PLAN................................       38
BROKERAGE ALLOCATION AND OTHER PRACTICES..................................       39
CAPITAL STOCK AND OTHER SECURITIES........................................       41
PURCHASE, REDEMPTION AND PRICING OF SHARES................................       42
DIVIDENDS.................................................................       45
TAXATION OF THE PORTFOLIOS................................................       45
FINANCIAL STATEMENTS......................................................       51
APPENDIX A - OPTIONS, FUTURES AND FORWARD CURRENCY CONTRACT
STRATEGIES................................................................      A-1
APPENDIX B - DESCRIPTION OF RATINGS.......................................      B-1

                               GENERAL INFORMATION

WT Mutual Fund (the "Fund") was organized as a Delaware business trust on June 1, 1994.

The Fund has established the following Portfolios described in this SAI:
Wilmington Prime Money Market, Wilmington Premier Money Market, Wilmington U.S. Government, Wilmington Tax-Exempt, Wilmington Short/Intermediate Bond, Wilmington Broad Market Bond, Wilmington Municipal Bond, Wilmington Short-Term Income, Wilmington Small Cap Core, Wilmington Large Cap Core and Wilmington Large Cap Value Portfolios (collectively, the "Portfolios"). Each of these Portfolios issues Institutional and Investor Shares, except for (i) Wilmington Premier Money Market Portfolio, which issues Institutional and Service Shares and (ii) Wilmington Prime Money Market, Wilmington U.S. Government and Wilmington Tax-Exempt Portfolios which issue Investor and Service Shares. Each Portfolio is a diversified open-end management investment company.

                               INVESTMENT POLICIES

The following information supplements the information concerning each Portfolio's investment objective, policies and limitations found in its prospectus. Unless otherwise indicated, it applies to the Portfolios through their investment in corresponding master funds (the "Series"), which are series of WT Investment Trust I (the "Trust").

                             MONEY MARKEY PORTFOLIOS

The "Money Market Portfolios" are the Prime Money Market, the Premier Money Market, the U.S. Government and the Tax-Exempt Portfolios. Each has adopted a fundamental policy requiring it to maintain a constant net asset value of $1.00 per share, although this may not be possible under all circumstances. Each Portfolio values its portfolio securities on the basis of amortized cost (see "Purchase, Redemption and Pricing of Shares") pursuant to Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"). As conditions of that Rule, the Board of Trustees has established procedures reasonably designed to stabilize each Portfolio's price per share at $1.00 per share. Each Portfolio maintains a dollar-weighted average portfolio maturity of 90 days or less; purchases only instruments with effective maturities of 397 days or less; and invests only in securities which are of high quality as determined by major rating services or, in the case of instruments which are not rated, of comparable quality as determined by the investment adviser, Rodney Square Management Corporation ("RSMC"), under the direction of and subject to the review of the Board of Trustees.

The Prime Money Market, Premier Money Market and U.S. Government Portfolios seek high current income, while preserving capital and liquidity. The Tax-Exempt Portfolio seeks high current interest income exempt from Federal income taxes while preserving capital. Each Portfolio's investment objective may not be changed without shareholder approval.

The Prime and Premier Money Market Portfolios invest in money market instruments, including bank obligations, high quality commercial paper and U.S. government obligations. The U.S. Government Portfolio invests in U.S. government obligations and repurchase agreements collateralized by such obligations. Each Money Market Portfolio, except for the U.S. Government Portfolio, may invest more than 25% of its total assets in the obligations of banks, finance companies and utilities; the U.S. Government may invest up to 20% of its total assets in such obligations.

BANK OBLIGATIONS. The Prime Money Market and the Premier Money Market Portfolios may invest in U.S. dollar-denominated obligations of major banks, including certificates of deposit, time deposits and bankers' acceptances of major U.S. and foreign banks and their branches located outside of the United States, of U.S. branches of foreign banks, of foreign branches of foreign banks, of U.S. agencies of foreign banks and of wholly owned banking subsidiaries of such foreign banks located in the United States.

Obligations of foreign branches of U.S. banks and U.S. branches of wholly owned subsidiaries of foreign banks may be general obligations of the parent bank, of the issuing branch or subsidiary, or both, or may be limited by the terms of a specific obligation or by government regulation. Because such obligations are issued by foreign entities, they are subject to the risks of foreign investing. A brief description of some typical types of bank obligations follows:

      - BANKERS' ACCEPTANCES. The Prime Money Market, the Premier Money Market and the Tax-Exempt Portfolios may invest in bankers' acceptances, which are credit instruments evidencing the obligation of a bank to pay a draft that has been drawn on it by a customer. These instruments reflect the obligation of both the bank and the drawer to pay the face amount of the instrument upon maturity.

      - CERTIFICATES OF DEPOSIT. The Prime Money Market, the Premier Money Market and the Tax-Exempt Portfolios may invest in certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from 14 days to one year) at a stated or variable interest rate. Variable rate certificates of deposit provide that the interest rate will fluctuate on designated dates based on changes in a designated base rate (such as the composite rate for certificates of deposit established by the Federal Reserve Bank of New York).

      - TIME DEPOSITS. The Prime Money Market and the Premier Money Market Portfolios may invest in time deposits, which are bank deposits for fixed periods of time.

CERTIFICATES OF PARTICIPATION. The Tax-Exempt Portfolio may invest in certificates of participation, which give the investor an undivided interest in the municipal obligation in the proportion that the investor's interest bears to the total principal amount of the municipal obligation.

CORPORATE BONDS, NOTES AND COMMERCIAL PAPER. The Prime Money Market and the Premier Money Market Portfolios may invest in corporate bonds, notes and commercial paper. These obligations generally represent indebtedness of the issuer and may be subordinated to other outstanding indebtedness of the issuer. Commercial paper consists of short-term unsecured promissory notes issued by corporations in order to finance their current operations. The Portfolios will only invest in commercial paper rated, at the time of purchase, in the highest category by a nationally recognized statistical rating organization ("NRSRO"), such as Moody's or S&P or, if not rated, determined by the investment adviser to be of comparable quality. See "Appendix B - Description of Ratings." The Portfolios may invest in asset-backed commercial paper subject to Rule 2a-7 restrictions on investments in asset-backed securities, which include a requirement that the security must have received a rating from an NRSRO.

FOREIGN SECURITIES. At the present time, portfolio securities of the Prime Money Market and the Premier Money Market Portfolios that are purchased outside the United States are maintained in the custody of foreign branches of U.S. banks. To the extent that the Portfolios may maintain portfolio securities in the custody of foreign subsidiaries of U.S. banks, and foreign banks or clearing agencies in the future, those sub-custodian arrangements are subject to regulations under the 1940 Act that govern custodial arrangements with entities incorporated or organized in countries outside of the United States. Direct investments in foreign securities may be made either on foreign securities exchanges or in the over-the counter markets. Investing in foreign securities involves certain special risks and considerations that are not typically associated with investing in U.S. companies, including, but not limited to, (i) generally less liquid and less efficient securities markets, (ii) generally greater price volatility, (iii) exchange rate fluctuations and exchange controls, (iv) the imposition of restrictions on the expatriation of funds or other assets, (v) less publicly available information about issuers, (vi) the imposition of taxes (vii) higher transaction and custody costs, (viii) settlement delays and risk of loss, (ix) difficulties in enforcing contracts,
(x) less liquidity and smaller market capitalizations, (xi) lesser regulation of securities markets, (xii) different accounting and disclosure standards, (xiii) governmental interference, (xiv) higher inflation, (xv) social, economic and political uncertainties, (xvi) the risk of expropriation of assets, (xvii) and the risk of war.

ILLIQUID SECURITIES. No Money Market Portfolio may invest more than 10% of the value of its net assets in illiquid securities. Illiquid securities are securities that cannot be disposed of within seven days at approximately the value at which they are being carried on a Portfolio's books. The Board of Trustees has the ultimate responsibility for determining whether specific securities are liquid or illiquid. The Board has delegated the function of making day to day determinations of liquidity to the investment adviser, pursuant to guidelines approved by the Board. The investment adviser will monitor the liquidity of securities held by a Portfolio and report periodically on such decisions to the Board.

INVESTMENT COMPANY SECURITIES. The Money Market Portfolios may invest in the securities of other money market mutual funds, within the limits prescribed by the 1940 Act. These limitations currently provide, in part, that a Portfolio may not purchase shares of an investment company if (a) such a purchase would cause the Portfolio to own in the aggregate more than 3% of the total outstanding voting stock of the investment company or (b) such a purchase would cause the Portfolio to have more than 5% of its total assets invested in the investment company or (c) more than 10% of the Portfolio's total assets were to be invested in the aggregate in all investment companies. As a shareholder in an investment company, the Portfolio would bear its pro rata portion of the investment company's expenses, including advisory fees, in addition to its own expenses. The Portfolios' investments of their assets in the corresponding Series pursuant to the master/feeder structure are excepted from these limitations.

MUNICIPAL SECURITIES. The Prime Money Market, the Premier Money Market and the Tax-Exempt Portfolios each may invest in debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their sub-divisions, agencies and instrumentalities (collectively, "municipal securities") to obtain funds for various public purposes such as the construction of public facilities, the payment of general operating expenses or the refunding of outstanding debts. Yields on municipal securities are the product of a variety of factors, including the general conditions of the money market and of the municipal bond and municipal note markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. Although the interest on municipal securities may be exempt from Federal income tax, dividends paid by a Portfolio to its shareholders may not be tax-exempt. A brief description of some typical types of municipal securities follows:

      - GENERAL OBLIGATION SECURITIES are backed by the taxing power of the issuing municipality and are considered the safest type of municipal bond. The proceeds from general obligation securities are used to fund a wide range of public projects, including the construction or improvement of schools, highways and roads, and water and sewer systems.

      - REVENUE OR SPECIAL OBLIGATION SECURITIES are backed by the revenues of a specific project or facility - tolls from a toll bridge, for example. The proceeds from revenue or special obligation securities are used to fund a wide variety of capital projects, including electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. Many municipal issuers also establish a debt service reserve fund from which principal and interest payments are made. Further security may be available in the form of the state's ability, without obligation, to make up deficits in the reserve fund.

      - MUNICIPAL LEASE OBLIGATIONS may take the form of a lease, an installment purchase or a conditional sale contract issued by state and local governments and authorities to acquire land, equipment and facilities. Usually, the Portfolios will purchase a participation interest in a municipal lease obligation from a bank or other financial intermediary. The participation interest gives the holder a pro rata, undivided interest in the total amount of the obligation.

            Municipal leases frequently have risks distinct from those associated with general obligation or revenue bonds. The interest income from the lease obligation may become taxable if the lease is assigned. Also, to free the municipal issuer from constitutional or statutory debt issuance limitations, many leases and contracts include non-appropriation clauses providing that the municipality has no obligation to make future payments under the lease or contract unless money is appropriated for that purpose by the municipality on a yearly or other periodic basis. Finally, the lease may be illiquid.

      - BOND ANTICIPATION NOTES are normally issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide money for the repayment of the notes.

      - TAX ANTICIPATION NOTES finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable for these specific future taxes.

      - REVENUE ANTICIPATION NOTES are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program.

      - INDUSTRIAL DEVELOPMENT BONDS ("IDBs") AND PRIVATE ACTIVITY BONDS ("PABs") are specific types of revenue bonds issued on or behalf of public authorities to finance various privately operated facilities such educational, hospital or housing facilities, local facilities for water supply, gas, electricity, sewage or solid waste disposal, and industrial or commercial facilities. PABs generally are such bonds issued after April 15, 1986. These obligations are included within the term "municipal bonds" if the interest paid on them is exempt from Federal income tax in the opinion of the bond issuer's counsel. IDBs and PABs are in most case revenue bonds and thus are not payable from the unrestricted revenues of the issuer. The credit quality of the IDBs and PABs is usually directly related to the credit standing of the user of the facilities being financed, or some form of credit enhancement such as a letter of credit.

      - RESOURCE RECOVERY BONDS are affected by a number of factors, which may affect the value and credit quality of these revenue or special obligations. These factors include the viability of the project being financed, environmental protection regulations and project operator tax incentives.

      - TAX-EXEMPT COMMERCIAL PAPER AND SHORT-TERM MUNICIPAL NOTES provide for short-term capital needs and usually have maturities of one year or less. They include tax anticipation notes, revenue anticipation notes and construction loan notes.

      - CONSTRUCTION LOAN NOTES are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration by way of Fannie Mae or the Government National Mortgage Association ("Ginnie Mae.")

      - PUT BONDS are municipal bonds which give the holder the right to sell the bond back to the issuer or a third party at a specified price and exercise date, which is typically well in advance of the bond's maturity date.

REPURCHASE AGREEMENTS. Each Money Market Portfolio may invest in repurchase agreements. A repurchase agreement is a transaction in which a Portfolio purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to a bank or dealer at an agreed upon date and price reflecting a market rate of interest, unrelated to the coupon rate or the maturity of the purchased security. While it is not possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to the Portfolio if the other party to the repurchase agreement defaults), it is the policy of a Portfolio to limit repurchase transactions to primary dealers and banks whose creditworthiness has been reviewed and found satisfactory by the investment adviser. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of a Portfolio's investment limitations.

SECURITIES LENDING. Each Money Market Portfolio may from time to time lend their portfolio securities pursuant to agreements which require that the loans be continuously secured by collateral equal to 100% of the market value of the loaned securities. Such collateral consists of cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for a Portfolio exceed one-third of the value of the Portfolio's total assets taken at fair market value. A Portfolio will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. Government securities. However, a Portfolio will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities and even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the investment adviser to be of good standing and when, in the judgment of the investment adviser, the consideration that can be earned currently from such securities loans justifies the attendant risk. Either party upon reasonable notice to the other party may terminate any loan.

STANDBY COMMITMENTS. Each Money Market Portfolio may invest in standby commitments. It is expected that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary and advisable, the Portfolios may pay for standby commitments either separately in cash or by paying a higher price for the obligations acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). Standby commitments purchased by the Portfolios will be valued at zero in determining net asset value and will not affect the valuation of the obligations subject to the commitments. Any consideration paid for a standby commitment will be accounted for as unrealized depreciation and will be amortized over the period the commitment is held by a Portfolio.

U.S. GOVERNMENT OBLIGATIONS. Each Money Market Portfolio may invest in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Although all obligations of agencies and instrumentalities are not direct obligations of the U.S. Treasury, payment of the interest and principal on these obligations is generally backed directly or indirectly by the U.S. Government. This support can range from securities supported by the full faith and credit of the United States (for example, Ginnie Mae securities), to securities that are supported solely or primarily by the creditworthiness of the issuer, such as securities of Fannie Mae, Freddie Mac, the Tennessee Valley Authority, Federal Farm Credit Banks and the Federal Home Loan Banks. In the case of obligations not backed by the full faith and credit of the United States, a Portfolio must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.

VARIABLE AND FLOATING RATE SECURITIES. Each Money Market Portfolio may invest in variable and floating rate securities. The terms of variable and floating rate instruments provide for the interest rate to be adjusted according to a formula on certain pre-determined dates. Certain of these obligations also may carry a demand feature that gives the holder the right to demand prepayment of the principal amount of the security prior to maturity. An irrevocable letter of credit or guarantee by a bank usually backs the demand feature. Portfolio investments in these securities must comply with conditions established by the Securities and Exchange Commission ("SEC") under which they may be considered to have remaining maturities of 397 days or less.

WHEN-ISSUED SECURITIES. Each Money Market Portfolio may buy when-issued securities or sell securities on a delayed-delivery basis. This means that delivery and payment for the securities normally will take place approximately 15 to 90 days after the date of the transaction. The payment obligation and the interest rate that will be received are each fixed at the time the buyer enters into the commitment. During the period between purchase and settlement, the purchaser makes no payment and no interest accrues to the purchaser. However, when a security is sold on a delayed-delivery basis, the seller does not participate in further gains or losses with respect to the security. If the other party to a when-issued or delayed-delivery transaction fails to transfer or pay for the securities, the Portfolio could miss a favorable price or yield opportunity or could suffer a loss.

While a Portfolio initially commits to purchase such securities with the purpose of actually acquiring them, the Portfolio may subsequently (i) dispose of the commitment before the settlement date if it is deemed advisable as a matter of investment strategy or (ii) sell the underlying securities before they are delivered, which may result in gains or losses. The Portfolio may also designate liquid assets, marked to market daily, maintained at a value equal to its current obligations for when-issued securities.

When a Portfolio makes a commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security each day in determining net asset value per share, subject to changes in market value generally, based upon changes in the level of interest rates. Thus, upon delivery the market value of the security may be higher or lower than its cost, thereby increasing or decreasing the Portfolio's net asset value. When payment for a when-issued security is due, the Portfolio will meet its obligations from then-available cash flow, the sale of any previously designated liquid assets, the sale of other securities, or from the sale of the when-issued securities themselves. The sale of securities to meet a when-issued purchase obligation creates the potential for the realization of capital gains or losses.

THE BOND PORTFOLIOS

The "Bond Portfolios" are the Short/Intermediate Bond, the Broad Market Bond, Municipal Bond and the Short-Term Income Portfolios. RSMC, the investment adviser for the Bond Portfolios, employs an investment process that is disciplined, systematic and oriented toward a quantitative assessment and control of volatility. The Bond Portfolios' exposure to credit risk is moderated by limiting 80% of their investments to securities that, at the time of purchase, are rated investment grade by an NRSRO such as Moody's, S&P, or, if unrated, are determined by RSMC to be of comparable quality. See "Appendix B - Description of Ratings." Ratings, however, are not guarantees of quality or of stable credit quality. Not even the highest rating constitutes assurance that the security will not fluctuate in value or that a Portfolio will receive the anticipated yield on the security. RSMC continuously monitors the quality of the Portfolios' holdings, and should the rating of a security be downgraded or its quality be adversely affected, RSMC will determine whether it is in the best interest of the affected Portfolio to retain or dispose of the security.

The Short/Intermediate Bond and Broad Market Bond Portfolios each seeks a high total return, consistent with high current income. Each Portfolio will normally invest at least 85% of its total assets in various types of fixed income securities. This policy may be changed upon 60 days' written notice to shareholders.

The Municipal Bond Portfolio seeks a high level of income exempt from federal income tax, consistent with the preservation of capital. The Portfolio will normally invest as least 80% of its net assets in municipal securities that provide interest exempt from federal income tax. This policy may be changed upon 60 days' written notice to shareholders.

The Short-Term Income Portfolio seeks to preserve capital and provide current income. The Portfolio will normally invest at least 80% of its total assets in various types of investment grade fixed income securities. The Portfolio's investment objective and 80% policy may be changed without shareholder approval, upon 60 days' prior written notice to shareholders.

The Broad Market Bond, Short/Intermediate Bond and Municipal Bond Portfolio's investment objective may not be changed without shareholder approval.

The effect of interest rate fluctuations in the market on the principal value of the Bond Portfolios is moderated by limiting the average dollar-weighted duration of their investments -- in the case of the Short/Intermediate Bond Portfolio to a range of 2 1/2 to 4 years, in the case of the Broad Market Bond Portfolio to a range of 4 to 7 years, in the case of the Municipal Bond Portfolio to a range of 4 to 8 years and in case of the Short-Term Income Portfolio to a range of 1 to 3 years. Investors may be more familiar with the term "average effective maturity" (when, on average, the fixed income securities held by the Portfolio will mature), which is sometimes used to express the anticipated term of the Portfolios' investments. Generally, the stated maturity of a fixed income security is longer than its projected duration. Under normal market conditions, the average effective maturity, in the case of the Short/Intermediate Bond Portfolio, is expected to fall within a range of approximately 3 to 5 years, in the case of the Broad Market Bond Portfolio, within a range of approximately 7 to 12 years, in the case of the Municipal Bond Portfolio, within a range of approximately 5 to 10 years, and in case of the Short-Term Income Portfolio with an average dollar weighted maturity of 1 to 5 years. In the event of unusual market conditions, the Short/Intermediate Bond and the Broad Market Bond Portfolios may invest in fixed income securities with an average dollar-weighted duration of 1 to 6 years and 2 to 10 years, respectively.

RSMC's goal in managing the Short/Intermediate Bond, the Broad Market Bond and the Short-Term Income Portfolios is to gain additional return by analyzing the market complexities and individual security attributes which affect the returns of fixed income securities. The Bond Portfolios are intended to appeal to investors who want exposure to the broad fixed income securities market and the current returns that characterize the short-term to intermediate-term sector of that market.

Given the average duration of the holdings of the Bond Portfolios and the current interest rate environment, the Portfolios should experience smaller price fluctuations than those experienced by longer-term bond and municipal bond funds and a higher yield than fixed-price money market and tax-exempt money market funds. Of course, the Portfolios will likely experience larger price fluctuations than money market funds and a lower yield than longer-term bond and municipal bond funds. Given the quality of the Portfolios' holdings, which for 80% of their investments must be investment grade (rated within the top four categories) or comparable to investment grade securities at the time of purchase, the Portfolios will accept lower yields in order to avoid the credit concerns experienced by funds that invest in lower quality fixed income securities. In addition, although the Municipal Bond Portfolio expects to invest substantially all of its net assets in municipal securities that provide interest income that is exempt from federal income tax, it may invest up to 20% of its net assets in other types of fixed income securities that provide federally taxable income.

The composition of each Portfolio's holdings varies depending upon RSMC's analysis of the fixed income markets and, with respect to the Municipal Bond Portfolio, the municipal securities markets including analysis of the most attractive segments of the yield curve, the relative value of the different market sectors, expected trends in those markets and supply versus demand pressures. Securities purchased by the Portfolios may be purchased on the basis of their yield or potential capital appreciation or both. By maintaining each Portfolio's specified average duration, RSMC seeks to protect the Portfolio's principal value by reducing fluctuations in value relative to those that may be experienced by bond funds with longer average durations. This strategy may reduce the level of income attained by the Portfolios. Of course, there is no guarantee that principal value can be protected during periods of extreme interest rate volatility.

RSMC may make frequent changes in the Portfolios' investments, particularly during periods of rapidly fluctuating interest rates. These frequent changes would involve transaction costs to the Portfolios and could result in taxable capital gains.

ASSET-BACKED SECURITIES. The Bond Portfolios may purchase interests in pools of obligations, such as credit card or automobile loan receivables, purchase contracts and financing leases. Such securities are also known as "asset-backed securities," and the holders thereof may be entitled to receive a fixed rate of interest, a variable rate that is periodically reset to reflect the current market rate or an auction rate that is periodically reset at auction.

Asset-backed securities are typically supported by some form of credit enhancement, such as cash collateral, subordinated tranches, a letter of credit, surety bond or limited guaranty. Credit enhancements do not provide protection against changes in the market value of the security. If the credit enhancement is exhausted or withdrawn, security holders may experience losses or delays in payment if required payments of principal and interest are not made with respect to the underlying obligations. Except in very limited circumstances, there is no recourse against the vendors or lessors that originated the underlying obligations.

Asset-backed securities are likely to involve unscheduled prepayments of principal that may affect yield to maturity, result in losses, and may be reinvested at higher or lower interest rates than the original investment. The yield to maturity of asset-backed securities that represent residual interests in payments of principal or interest in fixed income obligations is particularly sensitive to prepayments.

The value of asset-backed securities may change because of changes in the market's perception of the creditworthiness of the servicing agent for the pool of underlying obligations, the originator of those obligations or the financial institution providing credit enhancement.

BANK OBLIGATIONS. Each Bond Portfolio may invest in the same U.S.
dollar-denominated obligations of major banks as the Money Market Portfolios. (See "Money Market Portfolios - Bank Obligations").

CORPORATE BONDS, NOTES AND COMMERCIAL PAPER. The Bond Portfolios may invest in corporate bonds, notes and commercial paper. These obligations generally represent indebtedness of the issuer and may be subordinated to other outstanding indebtedness of the issuer. Commercial paper consists of short-term unsecured promissory notes issued by corporations in order to finance their current operations. The Portfolios will only invest in commercial paper rated, at the time of purchase, in the highest category by an NRSRO, such as Moody's or S&P or, if not rated, determined by RSMC to be of comparable quality.

FIXED INCOME SECURITIES WITH BUY-BACK FEATURES. Fixed income securities with buy-back features enable the Bond Portfolios to recover principal upon tendering the securities to the issuer or a third party. Letters of credit issued by domestic or foreign banks often support these buy-back features. In evaluating a foreign bank's credit, RSMC considers whether adequate public information about the bank is available and whether the bank may be subject to unfavorable political or economic developments, currency controls or other governmental restrictions that could adversely affect the bank's ability to honor its commitment under the letter of credit. The Municipal Bond Portfolio will not acquire municipal securities with buy-back features if, in the opinion of counsel, the existence of a buy-back feature would alter the tax-exempt nature of interest payments on the underlying securities and cause those payments to be taxable to that Portfolio and its shareholders.

Buy-back features include standby commitments, put bonds and demand features.

      - STANDBY COMMITMENTS. Each Bond Portfolio may acquire standby commitments from broker-dealers, banks or other financial intermediaries to enhance the liquidity of portfolio securities. A standby commitment entitles a Portfolio to same day settlement at amortized cost plus accrued interest, if any, at the time of exercise. The amount payable by the issuer of the standby commitment during the time that the commitment is exercisable generally approximates the market value of the securities underlying the commitment. Standby commitments are subject to the risk that the issuer of a commitment may not be in a position to pay for the securities at the time that the commitment is exercised.

            Ordinarily, a Portfolio will not transfer a standby commitment to a third party, although the Portfolio may sell securities subject to a standby commitment at any time. A Portfolio may purchase standby commitments separate from or in conjunction with the purchase of the securities subject to the commitments. In the latter case, the Portfolio may pay a higher price for the securities acquired in consideration for the commitment.

      - PUT BONDS. A put bond (also referred to as a tender option or third party bond) is a bond created by coupling an intermediate or long-term fixed rate bond with an agreement giving the holder the option of tendering the bond to receive its par value. As consideration for providing this tender option, the sponsor of the bond (usually a bank, broker-dealer or other financial intermediary) receives periodic fees that equal the difference between the bond's fixed coupon rate and the rate (determined by a remarketing or similar agent) that would cause the bond, coupled with the tender option, to trade at par. By paying the tender offer fees, a Portfolio in effect holds a demand obligation that bears interest at the prevailing short-term rate.

            In selecting put bonds for the Bond Portfolios, RSMC takes into consideration the creditworthiness of the issuers of the underlying bonds and the creditworthiness of the providers of the tender option features. A sponsor may withdraw the tender option feature if the issuer of the underlying bond defaults on interest or principal payments, the bond's rating is downgraded or, in the case of a municipal bond, the bond loses its tax-exempt status.

      - DEMAND FEATURES. Many variable rate securities carry demand features that permit the holder to demand repayment of the principal amount of the underlying securities plus accrued interest, if any, upon a specified number of days' notice to the issuer or its agent. A demand feature may be exercisable at any time or at specified intervals. Variable rate securities with demand features are treated as having a maturity equal to the time remaining before the holder can next demand payment of principal. The issuer of a demand feature instrument may have a corresponding right to prepay the outstanding principal of the instrument plus accrued interest, if any, upon notice comparable to that required for the holder to demand payment.

GUARANTEED INVESTMENT CONTRACTS. The Bond Portfolios may invest in guaranteed investment contracts ("GIC"). A GIC is a general obligation of an insurance company. A GIC is generally structured as a deferred annuity under which the purchaser agrees to pay a given amount of money to an insurer (either in a lump sum or in installments) and the insurer promises to pay interest at a guaranteed rate (either fixed or variable) for the life of the contract. Some GICs provide that the insurer may periodically pay discretionary excess interest over and above the guaranteed rate. At the GIC's maturity, the purchaser generally is given the option of receiving payment or an annuity. Certain GICs may have features that permit redemption by the issuer at a discount from par value.

Generally, GICs are not assignable or transferable without the permission of the issuer. As a result, the acquisition of GICs is subject to the limitations applicable to each Portfolio's acquisition of illiquid and restricted securities. The holder of a GIC is dependent on the creditworthiness of the issuer as to whether the issuer is able to meet its obligations. No Portfolio intends to invest more than 5% of its net assets in GICs.

ILLIQUID SECURITIES. No Bond Portfolio may invest more than 15% of the value of its net assets in illiquid securities. (See "Money Market Portfolios - Illiquid Securities" for a discussion on illiquid securities.)

INVESTMENT COMPANY SECURITIES. The Bond Portfolios may invest in investment company securities issued by open-end and closed-end investment companies, including exchange traded funds or "ETFs." Such investments are subject to limitations prescribed by the 1940 Act. (See "Money Market Portfolios - Investment Company Securities".)

MONEY MARKET FUNDS. The Bond Portfolios may invest in the securities of money market mutual funds, within the limits prescribed by the 1940 Act, as previously described under "Money Market Portfolios - Investment Company Securities."

MORTGAGE-BACKED SECURITIES. The Bond Portfolios may invest in mortgage-backed securities are securities representing interests in a pool of mortgages secured by real property.

Ginnie Mae mortgage-backed securities are securities representing interests in pools of mortgage loans to residential home buyers made by lenders such as mortgage bankers, commercial banks and savings associations and are either guaranteed by the Federal Housing Administration or insured by the Department of Veterans Affairs. Timely payment of interest and principal on each mortgage loan is backed by the full faith and credit of the U.S. Government. Fannie Mae and Freddie Mac both issue mortgage-backed securities that are similar to Ginnie Mae securities in that they represent interests in pools of mortgage loans. Fannie Mae guarantees timely payment of interest and principal on its certificates and Freddie Mac guarantees timely payment of interest and ultimate payment of principal. Freddie Mac also has a program under which it guarantees timely payment of scheduled principal as well as interest. Fannie Mae and Freddie Mac guarantees are backed only by those agencies and not by the full faith and credit of the U.S. Government. In the case of mortgage-backed securities that are not backed by the U.S. Government or one of its agencies, a loss could be incurred if the collateral backing these securities is insufficient. This may occur even though the collateral is U.S. Government-backed.

Most mortgage-backed securities pass monthly payment of principal and interest through to the holder after deduction of a servicing fee. However, other payment arrangements are possible. Payments may be made to the holder on a different schedule than that on which payments are received from the borrower, including, but not limited to, weekly, bi-weekly and semiannually. The monthly principal and interest payments also are not always passed through to the holder on a pro rata basis. In the case of collateralized mortgage obligations ("CMOs"), the pool is divided into two or more tranches and special rules for the disbursement of principal and interest payments are established.

CMO residuals are derivative securities that generally represent interests in any excess cash flow remaining after making required payments of principal and interest to the holders of the CMOs described above. Yield to maturity on CMO residuals is extremely sensitive to prepayments. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual also will be extremely sensitive to the level of the index upon which interest rate adjustments are based.

Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities and may be issued by agencies or instrumentalities of the U.S. Government or by private mortgage lenders. SMBS usually are structured with two classes that receive different proportions of the interest and/or principal distributions on a pool of mortgage assets. A common type of SMBS will have one class of holders receiving all interest payments -- "interest only" or "IO" -- and another class of holders receiving the principal repayments - "principal only" or "PO." The yield to maturity of IO and PO classes is extremely sensitive to prepayments on the underlying mortgage assets.

MUNICIPAL SECURITIES. The Bond Portfolios may invest in municipal securities (see "Money Market Portfolios - Municipal Securities").

OPTIONS, FUTURES AND FORWARD CURRENCY CONTRACT STRATEGIES. Although the Municipal Bond Portfolio has no current intention of so doing, each of the Bond Portfolios may use options and futures contracts. The Short/Intermediate Bond, the Broad Market Bond and the Short-Term Income Portfolios may use forward currency contracts. For additional information regarding such investment strategies, see Appendix A to this SAI.

PARTICIPATION INTERESTS. Each Bond Portfolio may invest in participation interests in fixed income securities. A participation interest provides the certificate holder with a specified interest in an issue of fixed income securities.

Some participation interests give the holders differing interests in the underlying securities, depending upon the type or class of certificate purchased. For example, coupon strip certificates give the holder the right to receive a specific portion of interest payments on the underlying securities; principal strip certificates give the holder the right to receive principal payments and the portion of interest not payable to coupon strip certificate holders. Holders of certificates of participation in interest payments may be entitled to receive a fixed rate of interest, a variable rate that is periodically reset to reflect the current market rate or an auction rate that is periodically reset at auction. Asset-backed residuals represent interests in any excess cash flow remaining after required payments of principal and interest have been made.

More complex participation interests involve special risk considerations. Since these instruments have only recently been developed, there can be no assurance that any market will develop or be maintained for the instruments. Generally, the fixed income securities that are deposited in trust for the holders of these interests are the sole source of payments on the interests; holders cannot look to the sponsor or trustee of the trust or to the issuers of the securities held in trust or to any of their affiliates for payment.

Participation interests purchased at a discount may experience price volatility. Certain types of interests are sensitive to fluctuations in market interest rates and to prepayments on the underlying securities. A rapid rate of prepayment can result in the failure to recover the holder's initial investment.

The extent to which the yield to maturity of a participation interest is sensitive to prepayments depends, in part, upon whether the interest was purchased at a discount or premium, and if so, the size of that discount or premium. Generally, if a participation interest is purchased at a premium and principal distributions occur at a rate faster than that anticipated at the time of purchase, the holder's actual yield to maturity will be lower than that assumed at the time of purchase. Conversely, if a participation interest is purchased at a discount and principal distributions occur at a rate faster than that assumed at the time of purchase, the investor's actual yield to maturity will be higher than that assumed at the time of purchase.

Participation interests in pools of fixed income securities backed by certain types of debt obligations involve special risk considerations. The issuers of securities backed by automobile and truck receivables typically file financing statements evidencing security interests in the receivables, and the servicers of those obligations take and retain custody of the obligations. If the servicers, in contravention of their duty to the holders of the securities backed by the receivables, were to sell the obligations, the third party purchasers could acquire an interest superior to the interest of the security holders. Also, most states require that a security interest in a vehicle must be noted on the certificate of title and the certificate of title may not be amended to reflect the assignment of the lender's security interest. Therefore, the recovery of the collateral in some cases may not be available to support payments on the securities. Securities backed by credit card receivables are generally unsecured, and both federal and state consumer protection laws may allow set-offs against certain amounts owed.

The Municipal Bond Portfolio will only invest in participation interests in municipal securities, municipal leases or in pools of securities backed by municipal assets if, in the opinion of counsel, any interest income on the participation interest will be exempt from federal income tax to the same extent as the interest on the underlying securities.

REPURCHASE AGREEMENTS. Each Bond Portfolio may invest in repurchase agreements, which were previously described under "Money Market Portfolios - Repurchase Agreements."

SECURITIES LENDING. Each Bond Portfolio may lend securities, within the limitations previously described under "Money Market Portfolios - Securities Lending". The Municipal Bond Portfolio has no current intention of lending its portfolio securities and would do so only under unusual market conditions since the interest income that a Portfolio receives from lending its securities is taxable.

U.S. GOVERNMENT OBLIGATIONS. Each Bond Portfolio may invest in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. (See "Money Market Portfolios - U.S. Government Obligations.")

VARIABLE AND FLOATING RATE SECURITIES. Each Bond Portfolio may invest in variable and floating rate securities. The terms of variable and floating rate instruments provide for the interest rate to be adjusted according to a formula on certain pre-determined dates. Certain of these obligations also may carry a demand feature that gives the holder the right to demand prepayment of the principal amount of the security prior to maturity. An irrevocable letter of credit or guarantee by a bank usually backs the demand feature. Portfolio investments in these securities must comply with conditions established by the SEC under which they may be considered to have remaining maturities of 397 days or less.

Each of the Bond Portfolios may also purchase inverse floaters that are floating rate instruments whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index. Changes in the interest rate on the other security or index inversely affect the interest rate paid on the inverse floater, with the result that the inverse floater's price is considerably more volatile than that of a fixed rate security. For example, an issuer may decide to issue two variable rate instruments instead of a single long-term, fixed rate bond. The interest rate on one instrument reflects short-term interest rates, while the interest rate on the other instrument (the inverse floater) reflects the approximate rate the issuer would have paid on a fixed rate bond multiplied by two minus the interest rate paid on the short-term instrument. Depending on market availability, the two variable rate instruments may be combined to form a fixed rate bond. The market for inverse floaters is relatively new.

WHEN-ISSUED SECURITIES. Each Bond Portfolio may buy when-issued securities or sell securities on a delayed-delivery basis, which were previously described under "Money Market Portfolios - When-Issued Securities."

The Municipal Bond Portfolio may purchase securities on a when-issued basis in connection with the refinancing of an issuer's outstanding indebtedness ("refunding contracts"). These contracts require the issuer to sell and the Portfolio to buy municipal obligations at a stated price and yield on a settlement date that may be several months or several years in the future. The offering proceeds are then used to refinance existing municipal obligations. Although the Municipal Bond Portfolio may sell its rights under a refunding contract, the secondary market for these contracts may be less liquid than the secondary market for other types of municipal securities. The Portfolio generally will not be obligated to pay the full purchase price if it fails to perform under a refunding contract. Instead, refunding contracts usually provide for payment of liquidated damages to the issuer (currently 15-20% of the purchase price). The Portfolio may secure its obligation under a refunding contract by depositing collateral or a letter of credit equal to the liquidated damages provision of the refunding contract. When required by SEC guidelines, the Portfolio will place liquid assets in a segregated custodial account equal in amount to its obligations under outstanding refunding contracts.

ZERO COUPON BONDS. Each Bond Portfolio may invest in zero coupon bonds of governmental or private issuers that generally pay no interest to their holders prior to maturity. Since zero coupon bonds do not make regular interest payments, they allow an issuer to avoid the need to generate cash to meet current interest payments and may involve greater credit risks than bonds paying interest currently. Tax laws requiring the distribution of accrued discount on the bonds, even though no cash equivalent thereto has been paid, may cause a Portfolio to liquidate investments in order to make the required distributions.

Risk Factors Applicable to the Municipal Bond Portfolio:

HEALTH CARE SECTOR. The health care industry is subject to regulatory action by a number of private and governmental agencies, including federal, state and local governmental agencies. A major source of revenues for the industry is payments from the Medicare and Medicaid programs. As a result, the industry is sensitive to legislative changes and reductions in governmental spending for those programs. Numerous other factors may affect the industry, such as (i) general and local economic conditions, (ii) demand for services, (iii) expenses (including malpractice insurance premiums), and (iv) competition among health care providers. In the future, the following may adversely affect the industry:
(i) adoption of legislation proposing a national health insurance program, (ii) medical and technological advances which alter the demand for health services or the way in which such services are provided, and (iii) efforts by employers, insurers and governmental agencies to reduce the costs of health insurance and health care services.

Health care facilities include life care facilities, nursing homes and hospitals. The Municipal Bond Portfolio may invest in bonds to finance these facilities which are typically secured by the revenues from the facilities and not by state or local government tax payments. Moreover, in the case of life care facilities, since a portion of housing, medical care and other services may be financed by an initial deposit, there may be a risk of default in the payment of principal or interest on a bond issue if the facility does not maintain adequate financial reserves for debt service.

HOUSING SECTOR. The Municipal Bond Portfolio may invest in housing revenue bonds which typically are issued by state, county and local housing authorities and are secured only by the revenues of mortgages originated by those authorities using the proceeds of the bond issues. Factors that may affect the financing of multi-family housing projects include acceptable completion of construction, proper management, occupancy and rent levels, economic conditions and changes in regulatory requirements.

Since the demand for mortgages from the proceeds of a bond issue cannot be precisely predicted, the proceeds may be in excess of demand, which would result in early retirement of the bonds by the issuer. Since the cash flow from mortgages cannot be precisely predicted, differences in the actual cash flow from the assumed cash flow could have an adverse impact upon the issuer's ability to make scheduled payments of principal and interest or could result in early retirement of the bonds.

Scheduled principal and interest payments are often made from reserve or sinking funds. These reserves are funded from the bond proceeds, assuming certain rates of return on investment of the reserve funds. If the assumed rates of return are not realized because of changes in interest rate levels or for other reasons, the actual cash flow for scheduled payments of principal and interest on the bonds may be inadequate.

ELECTRIC UTILITIES SECTOR. The electric utilities industry has experienced, and may experience in the future (i) problems in financing large construction programs in an inflationary period, (ii) cost increases and delays caused by environmental considerations (particularly with respect to nuclear facilities),
(iii) difficulties in obtaining fuel at reasonable prices, (iv) the effects of conservation on the demand for energy, (v) increased competition from alternative energy sources, and (vi) the effects of rapidly changing licensing and safety requirements.

PROPOSED LEGISLATION. From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the Federal income tax exemption for interest on debt obligations issued by states and their political subdivisions. For example, Federal tax law now limits the types and amounts of tax-exempt bonds issuable for industrial development and other types of private activities. These limitations may affect the future supply and yields of private activity securities. Further proposals affecting the value of tax-exempt securities may be introduced in the future. In addition, proposals have been made, such as that involving the "flat tax," that could reduce or eliminate the value of that exemption. If the availability of municipal securities for investment or the value of the Municipal Bond Portfolio's holdings could be materially affected by such changes in the law, the Board of Trustees would reevaluate the Portfolio's investment objective and policies or consider the Portfolio's dissolution.

PORTFOLIO TURNOVER. Portfolio turnover rates for the past 2 fiscal years, were:

                                12 MONTHS ENDED          12 MONTHS ENDED
                                    6/30/04                  6/30/03
                                ---------------          ---------------
Short/Intermediate Bond               27%                      82%
Broad Market Bond                     26%                      77%
Municipal Bond                        20%                      21%
Short-Term Income                     32%                      N/A

THE EQUITY PORTFOLIOS

The "Equity Portfolios" are the Small Cap Core, the Large Cap Core, and the Large Cap Value Portfolios.

The Small Cap Core Portfolio seeks superior long-term growth of capital. The Large Cap Core and the Large Cap Value Portfolios seek to achieve long-term capital appreciation. Each of the foregoing investment objectives may not be changed without shareholder approval.

The Small Cap Core Portfolio invests at least 80% of its total assets in a diversified portfolio of U.S. equity (or related) securities with a market cap which at the time of purchase is less than that of the largest stock in the Russell 2000 Index. Unlike the other Portfolios, the Small Cap Core Portfolio seeks to achieve its investment strategy by investing all of its investable assets in two different Series (Small Cap Growth and Small Cap Value Series), in accordance with weightings determined by the investment adviser.

The Large Cap Core Portfolio invests at least 80% of its total assets primarily in a diversified portfolio of U.S. equity (or equity related) securities of large cap corporations.

The Large Cap Value Portfolio invests at least 80% of its total assets in a diversified portfolio of U.S. equity (or related) securities of companies with a market cap, at the time of purchase, equal to those in the Russell 1000 Value Index ("large cap company") and publicly traded on a U.S. Securities market.

The foregoing policies may be changed upon 60 days' written notice to shareholders.

MONEY MARKET FUNDS. Each Equity Portfolio may invest in the securities of other money market mutual funds, within the limits prescribed by the 1940 Act. (See "Money Market Portfolios - Investment Company Securities.")

U.S. GOVERNMENT OBLIGATIONS. Each Equity Portfolio may invest in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. (See "Money Market Portfolios - U.S. Government Obligations.")

COMMERCIAL PAPER. Each Equity Portfolio may invest in commercial paper. Commercial paper consists of short-term (up to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. The Portfolios may invest only in commercial paper rated A-1 or higher by S&P or Moody's or if not rated, determined by the investment adviser to be of comparable quality.

BANK OBLIGATIONS. Each Equity Portfolio may invest in the same obligations of U.S. banks as the Money Market Portfolios. (See "Money Market Portfolios - Bank Obligations.")

CONVERTIBLE SECURITIES. Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. As a result, a Portfolio's selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuers and any call provisions.

Each Equity Portfolio may invest in convertible securities that are rated, at the time of purchase, in the three highest rating categories by an NRSRO such as Moody's or S&P, or if unrated, are determined by the investment adviser, as applicable, to be of comparable quality. Ratings represent the rating agency's opinion regarding the quality of the security and are not a guarantee of quality. Should the rating of a security be downgraded subsequent to a Portfolio's purchase of the security, the investment adviser, as applicable, will determine whether it is in the best interest of the Portfolio to retain the security.

DEBT SECURITIES. Debt securities represent money borrowed that obligates the issuer (e.g., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times.

DEPOSITARY RECEIPTS. American Depositary Receipts (ADRs) as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.

FOREIGN SECURITIES. Each Equity Portfolio may invest in foreign securities either directly by purchasing foreign securities or indirectly by purchasing depositary receipts or depositary shares for foreign securities. (See "Depositary Receipts" above.) Foreign securities include equity or debt securities issued by issuers outside the United States, and include securities in the form of ADRs and EDRs. Direct investments in foreign securities may be made either on foreign securities exchanges or in the over-the counter markets. Investing in foreign securities involves certain special risks and considerations that are not typically associated with investing in U.S. companies, including, but not limited to, (i) generally less liquid and less efficient securities markets, (ii) generally greater price volatility, (iii) exchange rate fluctuations and exchange controls, (iv) the imposition of restrictions on the expatriation of funds or other assets, (v) less publicly available information about issuers, (vi) the imposition of taxes (vii) higher transaction and custody costs, (viii) settlement delays and risk of loss, (ix) difficulties in enforcing contracts, (x) less liquidity and smaller market capitalizations, (xi) lesser regulation of securities markets, (xii) different accounting and disclosure standards, (xiii) governmental interference, (xiv) higher inflation, (xv) social, economic and political uncertainties, (xvi) the risk of expropriation of assets, (xvii) and the risk of war.

HEDGING STRATEGIES. Each Equity Portfolio may engage in certain hedging strategies that involve options and futures. These hedging strategies are described in detail in Appendix A.

ILLIQUID SECURITIES. Each Equity Portfolio may invest no more than 15% of its net assets in illiquid securities. If the limitations on illiquid securities are exceeded, other than by a change in market values, the condition will be reported by the Portfolio's investment adviser to the Board of Trustees.

INVESTMENT COMPANY SECURITIES. The Equity Portfolios may invest in investment company securities issued by open-end and closed-end investment companies, including ETFs. Such investments are subject to limitations prescribed by the 1940 Act. (See "Money Market Portfolios - Investment Company Securities".)

OPTIONS ON SECURITIES AND SECURITIES INDICES. The Large Cap Value and Small Cap Core Portfolios each may purchase call options on securities that the investment adviser intends to include in the Portfolios in order to fix the cost of a future purchase or attempt to enhance return by, for example, participating in an anticipated increase in the value of a security. The Portfolios may purchase put options to hedge against a decline in the market value of securities held in the Portfolios or in an attempt to enhance return. The Portfolios may write
(sell) put and covered call options on securities in which they are authorized to invest. The Portfolios may also purchase put and call options, and write put and covered call options on U.S. securities indices. Stock index options serve to hedge against overall fluctuations in the securities markets rather than anticipated increases or decreases in the value of a particular security. Of the percentage of the total assets of a Portfolio that are invested in equity (or related) securities, the Portfolio may not invest more than 10% of such assets in covered call options on securities and/or options on securities indices.

REPURCHASE AGREEMENTS. Each Equity Portfolio may invest in repurchase agreements, which were previously described under "Money Market Portfolios - Repurchase Agreements."

RESTRICTED SECURITIES. Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933 (the "1933 Act") or an exemption from registration. Each of the Equity Portfolios is subject to a Portfolio's investment limitations on the purchase of illiquid securities. Restricted securities, including securities eligible for re-sale pursuant to Rule 144A under the 1933 Act, that are determined to be liquid are not subject to this limitation. This determination is to be made by the investment adviser pursuant to guidelines adopted by the Board of Trustees. Under these guidelines, the investment adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such restricted securities, the investment adviser intends to purchase securities that are exempt from registration under Rule 144A.

SECURITIES LENDING. Each Equity Portfolio may lend securities subject to the same conditions applicable to the Money Market Portfolios, as described under "Money Market Portfolios - Securities Lending."

TEMPORARY DEFENSIVE POSITION. Each Equity Portfolio may, without limit, invest in commercial paper and other money market instruments rated in one of the two highest rating categories by an NRSRO, in response to adverse market conditions, as a temporary defensive position. The result of this action may be that a Portfolio will be unable to achieve its investment objective.

PORTFOLIO TURNOVER. Portfolio turnover rates for the past 2 fiscal years were:

                          12 MONTHS ENDED       12 MONTHS ENDED
                              6/30/04               6/30/03
                          ---------------       ---------------
Small Cap Core                  27%                   62%
Large Cap Core                   0%                   50%
Large Cap Value                 26%                   87%

                             INVESTMENT LIMITATIONS

Except as otherwise provided, the Portfolios and their corresponding Series have adopted the investment limitations set forth below. Limitations which are designated as fundamental policies may not be changed without the affirmative vote of the lesser of (i) 67% or more of the shares of a Portfolio present at a shareholders meeting if holders of more than 50% of the outstanding shares of the Portfolio are present in person or by proxy or (ii) more than 50% of the outstanding shares of a Portfolio. If any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of a Portfolio's assets or redemptions of shares will not be considered a violation of the limitation.

MONEY MARKET PORTFOLIOS: Each Money Market Portfolio will not as a matter of fundamental policy:

1. purchase the securities of any one issuer if, as a result, more than 5% of the Portfolio's total assets would be invested in the securities of such issuer, or the Portfolio would own or hold 10% or more of the outstanding voting securities of that issuer, provided that (1) each Portfolio may invest up to 25% of its total assets without regard to these limitations; and (2) these limitations do not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

2. purchase the securities of any issuer if, as a result, more than 25% of the Portfolio's total assets would be invested in the securities of one or more issuers having their principal business activities in the same industry, provided, that each of the Prime Money Market and Premier Money Market Portfolios may invest more than 25% of its total assets in the obligations of banks;

3. borrow money, except (1) from a bank for temporary or emergency purposes (not for leveraging or investment) or (2) by engaging in reverse repurchase agreements if the Portfolio's borrowings do not exceed an amount equal to 33 1/3% of the current value of its assets taken at market value, less liabilities other than borrowings;

4. make loans to other persons, except by (1) purchasing debt securities in accordance with its investment objective, policies and limitations; (2) entering into repurchase agreements; or (3) engaging in securities loan transactions limited to 33 1/3% of the value of the Portfolio's total assets;

5. underwrite any issue of securities, except to the extent that the Portfolio may be considered to be acting as underwriter in connection with the disposition of any portfolio security;

6. purchase or sell real estate, provided that the Portfolio may invest in obligations secured by real estate or interests therein or obligations issued by companies that invest in real estate or interests therein;

7. purchase or sell physical commodities or contracts, provided that currencies and currency-related contracts will not be deemed physical commodities; or

8. issue senior securities, except as appropriate to evidence indebtedness that the Portfolio is permitted to incur, provided that the Portfolio's use of options, futures contracts and options thereon or currency-related contracts will not be deemed to be senior securities for this purpose.

The investment limitations described above do not prohibit a Portfolio from investing all or substantially all of its assets in the shares of another registered open-end investment company such as the corresponding series of WT Investment Trust I.

With respect to the exclusion from the investment limitation described in number 2 above, the Money Market Portfolios have been advised that it is the SEC staff's current position, that the exclusion may be applied only to U.S. bank obligations; the Money Market Portfolios, however, will consider both foreign and U.S. bank obligations within this exclusion. Neither finance companies as a group nor utility companies as a group are considered a single industry for purposes of this policy.

The following non-fundamental policies apply to each Money Market Portfolio unless otherwise indicated, and the Board of Trustees may change them without shareholder approval. Each Money Market Portfolio will not:

1.    make short sales of securities except short sales against the box;

2. purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities;

3. purchase additional portfolio securities if its outstanding borrowings exceed 5% of the value of its total assets, and if at any time the Portfolio's bank borrowings exceed its fundamental borrowing limitations due to a decline in net assets, such borrowings will be promptly (within 3 days) reduced to the extent necessary to comply with such limitations;

4. make loans of portfolio securities unless such loans are fully collateralized by cash, securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or any combination of cash and securities, marked to market daily; or

5. with respect to the U.S. Government, Prime Money Market and Premier Money Market Portfolios only, purchase the securities of any one issuer if as a result more than 5% of the Portfolio's total assets would be invested in the securities of such issuer, provided that this limitation does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

BOND PORTFOLIOS: Each Bond Portfolio will not as a matter of fundamental policy (except for the Short-Term Income Portfolio for which the following are non-fundamental policies which can be changed upon 60 days' written notice to shareholders):

1. purchase the securities of any one issuer if, as a result, more than 5% of the Portfolio's total assets would be invested in the securities of such issuer, or the Portfolio would own or hold 10% or more of the outstanding voting securities of that issuer, provided that (1) each Portfolio may invest up to 25% of its total assets without regard to these limitations; and (2) these limitations do not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

2. purchase the securities of any issuer if, as a result, more than 25% of the Portfolio's total assets would be invested in the securities of one or more issuers having their principal business activities in the same industry, provided that this limitation does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including repurchase agreements fully collateralized by U.S. Government obligations) or to tax-exempt municipal securities;

3. borrow money, provided that the Portfolio may borrow money from banks for temporary or emergency purposes (not for leveraging or investment) or by engaging in reverse repurchase agreements if the Portfolio's borrowings do not exceed an amount equal to 33 1/3% of the current value of its assets taken at market value, less liabilities other than borrowings;

4. make loans to other persons, except by (1) purchasing debt securities in accordance with its investment objective, policies and limitations; (2) entering into repurchase agreements; or (3) engaging in securities loan transactions limited to 33 1/3% of the value of the Portfolio's total assets;

5. underwrite any issue of securities, except to the extent that the Portfolio may be considered to be acting as underwriter in connection with the disposition of any portfolio security;

6. purchase or sell real estate or real estate limited partnership interests, provided that the Portfolio may invest in obligations secured by real estate or interests therein or obligations issued by companies that invest in real estate or interests therein, including real estate investment trusts;

7. purchase or sell physical commodities or commodities contracts except financial and foreign currency futures contracts and options thereon, options on foreign currencies and forward currency contracts; or

8. issue senior securities, except as appropriate to evidence indebtedness that the Portfolio is permitted to incur, provided that futures, options and forward currency transactions will not be deemed to be senior securities for purposes of this limitation.

The investment limitations described above do not prohibit a Portfolio from investing all or substantially all of its assets in the shares of another registered open-end investment company such as the corresponding series of WT Investment Trust I.

The following non-fundamental policies apply to the Bond Portfolios and may be changed by the Board of Trustees without shareholder approval. Each Bond Portfolio will not:

1. pledge, mortgage or hypothecate its assets, except the Portfolio may pledge securities having a market value at the time of the pledge not exceeding 33 1/3% of the value of its total assets to secure borrowings, and the Portfolio may deposit initial and variation margin in connection with transactions in futures contracts and options on futures contracts;

2.    make short sales of securities except short sales against the box;

3. purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, provided that the Portfolio may make initial and variation margin deposits in connection with permitted transactions in options or futures;

4. purchase additional portfolio securities if its outstanding borrowings exceed 5% of the value of its total assets;

5. purchase or sell non-hedging futures contracts or related options if aggregate initial margin and premiums required to establish such positions would exceed 5% of the Portfolio's total assets. For purposes of this limitation, unrealized profits and unrealized losses on any open contracts are taken into account, and the in-the-money amount of an option that is in-the-money at the time of purchase is excluded;

6. write put or call options having aggregate exercise prices greater than 25% of the Portfolio's net assets, except with respect to options attached to or acquired with or traded together with their underlying securities and securities that incorporate features similar to options; or

7. when engaging in options, futures and forward currency contract strategies, a Portfolio will either: (1) earmark or set aside cash or liquid securities in a segregated account with the Fund's custodian in the prescribed amount; or (2) hold securities or other options or futures contracts whose values are expected to offset ("cover") its obligations thereunder. Securities, currencies or other options or futures contracts used for cover cannot be sold or closed out while the strategy is outstanding, unless they are replaced with similar assets.

EQUITY PORTFOLIOS: Each Equity Portfolio will not as a matter of fundamental policy:

9. purchase the securities of any one issuer, if as a result, more than 5% of the Portfolio's total assets would be invested in the securities of such issuer, or the Portfolio would own or hold 10% or more of the outstanding voting securities of that issuer, provided that (1) each Portfolio may invest up to 25% of its total assets without regard to these limitations;
      (2) these limitations do not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and (3) repurchase agreements fully collateralized by U.S. Government obligations will be treated as U.S. Government obligations;

10. purchase securities of any issuer if, as a result, more than 25% of the Portfolio's total assets would be invested in the securities of one or more issuers having their principal business activities in the same industry, provided, that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

11. borrow money, provided that (1) the Large Cap Value Portfolio may borrow money for temporary or emergency purposes, including the meeting of redemption requests, in amounts up to 33 1/3% of a Portfolio's assets; and
      (2) each of the Large Cap Core and Small Cap Core Portfolios may borrow money for temporary or emergency purposes, and then in an aggregate amount not in excess of 10% of a Portfolio's total assets;

12. make loans to other persons, except by (1) purchasing debt securities in accordance with its investment objective, policies and limitations; (2) entering into repurchase agreements; or (3) engaging in securities loan transactions;

13. underwrite any issue of securities, except to the extent that the Portfolio may be considered to be acting as underwriter in connection with the disposition of any portfolio security;

14. purchase or sell real estate, provided that (1) the Large Cap Value Portfolio additionally may not invest in any interest in real estate except securities issued or guaranteed by corporate or governmental entities secured by real estate or interests therein, such as mortgage pass through and collateralized mortgage obligations, or issued by companies that invest in real estate or interests therein; (2) the Large Cap Core and Small Cap Core Portfolios each may invest in obligations secured by real estate or interests therein or obligations issued by companies that invest in real estate or interests therein, including real estate investment trusts;

15. purchase or sell physical commodities, provided that (1) the Large Cap Value Portfolio additionally is restricted from purchasing or selling contracts, options or options on contracts to purchase or sell physical commodities and (2) Large Cap Core and Small Cap Core Portfolios each may invest in purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other derivative financial instruments; or

16. issue senior securities, except to the extent permitted by the 1940 Act, provided that the Large Cap Value Portfolio may borrow money subject to its investment limitation on borrowing.

The Equity Portfolio's fundamental limitations cannot be changed without the affirmative vote of a majority of their respective outstanding voting securities. In addition, the Small Cap Core Portfolio's investment objective is considered fundamental and may not be changed without the affirmative vote of a majority of its outstanding voting securities.

The investment limitations described above do not prohibit a Portfolio from investing all or substantially all of its assets in the shares of another registered open-end investment company such as the corresponding or other series of WT Investment Trust I.

The following non-fundamental policies apply to each Equity Portfolio unless otherwise indicated, and the Board of Trustees may change them without shareholder approval. Each Equity Portfolio will not:

1. pledge, mortgage or hypothecate its assets except to secure indebtedness permitted to be incurred by the Portfolio, provided that (1) this limitation does not apply to the Large Cap Core and Small Cap Core Portfolios; and (2) with respect to the Large Cap Value Portfolio, the deposit in escrow of securities in connection with the writing of put and call options, collateralized loans of securities and collateral arrangements with respect to margin for future contracts are not deemed to be pledges or hypothecations for this purpose;

2.    make short sales of securities except short sales against the box;

3. purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, provided that the Large Cap Value Portfolio may make initial and variation margin deposits in connection with permitted transactions in options without violating this limitation; or

4. purchase additional portfolio securities if its outstanding borrowings exceed 5% of the value of its total assets, provided that (1) the Large Cap Value Portfolio may not borrow for purposes other than meeting redemptions in an amount exceeding 5% of the value of its total assets at the time the borrowing is made.

When engaging in options, futures and forward currency contract strategies, a Portfolio will either: (1) set aside cash or liquid securities in a segregated account with the Fund's custodian in the prescribed amount; or (2) hold securities or other options or futures contracts whose values are expected to offset ("cover") its obligations thereunder. Securities, currencies or other options or futures contracts used for cover cannot be sold or closed out while he strategy is outstanding, unless they are replaced with similar assets.

                              TRUSTEES AND OFFICERS

The following tables present certain information regarding the Board of Trustees and officers of the Fund. All persons named as Trustees and officers also serve in a similar capacity for the Trust. Each person listed under "Interested Trustees" below is an "interested person" of the Series' investment advisers, the Fund or the Trust, within the meaning of the 1940 Act. Each person who is not an "interested person" of the Series' investment advisers, the Fund or the Trust within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below. For purposes of the information below, "Fund Complex" refers to the Fund and the Trust, collectively. The address of each Trustee as it relates to the Fund's business is 1100 North Market Street, Wilmington, DE 19890.

                                                                                               NUMBER OF
                                                                                             PORTFOLIOS IN
                                                                            PRINCIPAL            FUND
                                                TERM OF OFFICE AND        OCCUPATION(S)         COMPLEX          OTHER
                          POSITION(S) HELD        LENGTH OF TIME           DURING PAST        OVERSEEN BY     DIRECTORSHIPS
NAME AND DATE OF BIRTH        WITH FUND               SERVED               FIVE YEARS           TRUSTEE      HELD BY TRUSTEE
----------------------    -----------------   ---------------------   ------------------     -------------   ---------------
INTERESTED TRUSTEES

ROBERT J. CHRISTIAN(1)    Trustee,            Shall serve until       Executive Vice             58          Wilmington Low
Date of Birth: 2/49       President, Chief    death, resignation or   President and                          Volatility Fund
                          Executive Officer   removal.  Trustee,      Chief Investment                       of Funds
                          and Chairman of     President and           Officer of                             (close-end
                          the Board           Chairman of the Board   Wilmington Trust                       registered
                                              since October 1998.     Company since                          investment
                                                                      February 1996,                         company)
                                                                      President of
                                                                      Rodney Square
                                                                      Management
                                                                      Corporation since
                                                                      February 1996.

WILLIAM P. RICHARDS,      Trustee             Shall serve until       Managing Director          58          None
JR.(2)                                        death, resignation or   and Senior
Date of Birth:  11/36                         removal. Trustee        Portfolio Manager,
                                              since October 1999.     Roxbury Capital
                                                                      Management LLC
                                                                      since 1998.

INDEPENDENT TRUSTEES

ROBERT ARNOLD             Trustee             Shall serve until       Founder and                58          None
Date of Birth: 3/44                           death, resignation or   comanages, R. H.
                                              removal. Trustee        Arnold & Co., Inc.
                                              since May 1997.         (investment
                                                                      banking company)
                                                                      since 1989.

----------

      (1) Mr. Christian is an "Interested Trustee" by reason of his position as Director of Rodney Square Management Corporation, an investment adviser to the Trust.

      (2) Mr. Richards is an "Interested Trustee" by reason of his position as Managing Director of Roxbury Capital Management LLC, an investment adviser to the Trust.

                                                                                               NUMBER OF
                                                                                             PORTFOLIOS IN
                                                                            PRINCIPAL            FUND
                                                TERM OF OFFICE AND        OCCUPATION(S)         COMPLEX          OTHER
                          POSITION(S) HELD        LENGTH OF TIME           DURING PAST        OVERSEEN BY     DIRECTORSHIPS
NAME AND DATE OF BIRTH        WITH FUND               SERVED               FIVE YEARS           TRUSTEE      HELD BY TRUSTEE
----------------------    -----------------   ---------------------   ------------------    -------------    ---------------
DR. ERIC BRUCKER          Trustee             Shall serve until       Dean, School of            58          Wilmington Low
Date of Birth: 12/41                          death, resignation or   Business                               Volatility Fund
                                              removal. Trustee        Administration of                      of Funds close-
                                              since October 1999.     Widener University                     (end
                                                                      since July 2001.                       registered
                                                                      Prior to that,                         investment
                                                                      Dean, College of                       company).
                                                                      Business, Public
                                                                      Policy and Health
                                                                      at the University
                                                                      of Maine from
                                                                      September 1998 to
                                                                      June 2001.

NICHOLAS GIORDANO              Trustee        Shall serve until       Consultant,                58          Kalmar Pooled
Date of Birth: 3/43                           death, resignation or   financial services                     Investment Trust;
                                              removal. Trustee        organizations from                     Independence Blue
                                              since October 1998.     1997 to present;                       Cross; and Selas
                                                                      Interim President,                     Corporation of
                                                                      LaSalle University                     America (industrial
                                                                      from 1998 to 1999.                     furnaces and ovens);
                                                                                                             Wilmington Low
                                                                                                             Volatility Fund of
                                                                                                             Funds (close-end
                                                                                                             registered investment
                                                                                                             company).


LOUIS KLEIN, JR.               Trustee        Shall serve until       Self-employed              58          WHX Corporation
Date of Birth: 5/35                           death, resignation or   financial                              (industrial
                                              removal. Trustee        consultant since                       manufacturer)
                                              since October 1999.     1991.

CLEMENT C. MOORE, II           Trustee        Shall serve until       Managing Partner,          58          None
Date of Birth: 9/44                           death, resignation or   Mariemont
                                              removal. Trustee        Holdings, LLC,
                                              since October 1999.     (real estate
                                                                      holding and
                                                                      development
                                                                      company) since
                                                                      1980.

JOHN J. QUINDLEN               Trustee        Shall serve until       Retired since 1993.        58          None
Date of Birth: 5/32                           death, resignation or
                                              removal. Trustee
                                              since October 1999.

                                                                                               NUMBER OF
                                                                                             PORTFOLIOS IN
                                                                            PRINCIPAL            FUND
                                                TERM OF OFFICE AND        OCCUPATION(S)         COMPLEX          OTHER
                          POSITION(S) HELD        LENGTH OF TIME           DURING PAST        OVERSEEN BY     DIRECTORSHIPS
NAME AND DATE OF BIRTH        WITH FUND               SERVED               FIVE YEARS           TRUSTEE      HELD BY TRUSTEE
----------------------    -----------------   ---------------------   ------------------    -------------    ---------------
MARK A. SARGENT                Trustee        Shall serve until       Dean and Professor         58          Wilmington Low
Date of Birth: 4/51                           death, resignation or   of Law, Villanova                      Volatility Fund
                                              removal. Trustee        University School                      of Funds
                                              since November 2001.    of Law since July                      (close-end
                                                                      1997.                                  registered
                                                                                                             investment
                                                                                                             company).

As of the date of this SAI, none of the Independent Trustees nor any of their immediate family members (i.e. spouse or dependent children) serves as an officer or director or is an employee of, the Fund, the Trust, any of the Series' investment advisers or the Distributor or of any company controlled by or under common control with such entities.

EXECUTIVE OFFICERS

                                                                                            NUMBER OF
                                                                                          PORTFOLIOS IN
                                                                         PRINCIPAL            FUND             OTHER
                               POSITION(S)       TERM OF OFFICE        OCCUPATION(S)        COMPLEX        DIRECTORSHIPS
   NAME, ADDRESS AND             HELD WITH        AND LENGTH OF         DURING PAST        OVERSEEN BY        HELD BY
    DATE OF BIRTH                  FUND            TIME SERVED           FIVE YEARS          TRUSTEE          TRUSTEE
------------------------      --------------   ------------------   -------------------   --------------   -------------
ERIC K. CHEUNG                Vice President   Shall serve at the   Vice President,            N/A             N/A
1100 North Market Street                       pleasure of the      Wilmington Trust
Wilmington, DE 19890                           Board and until      Company since 1986;
Date of Birth: 12/54                           successor is         and Vice President
                                               elected and          and Director,
                                               qualified.           Rodney Square
                                               Officer since        Management
                                               October 1998.        Corporation since
                                                                    2001.

JOSEPH M. FAHEY, JR.          Vice President   Shall serve at the   Vice President,            N/A             N/A
1100 North Market Street                       pleasure of the      Rodney Square
Wilmington, DE 19890                           Board and until      Management
Date of Birth: 1/57                            successor is         Corporation since
                                               elected and          1992.
                                               qualified. Officer
                                               since November
                                               1999.

FRED FILOON                   Vice President   Shall serve at the   Senior Vice                N/A             N/A
520 Madison Avenue                             pleasure of the      President, Cramer
New York, NY 10022                             Board and until      Rosenthal McGlynn,
Date of Birth: 3/42                            successor is         LLC since 1989.
                                               elected and
                                               qualified. Officer
                                               since August
                                               2000.

JOHN R. GILES                 Chief            Shall serve at the   Senior Vice                N/A             N/A
1100 North Market Street      Financial        pleasure of the      President,
Wilmington, DE 19890          Officer and      Board and until      Wilmington Trust
Date of Birth: 8/57           Vice President   successor is         Company since 1996.
                                               elected and
                                               qualified.

                                                                                            NUMBER OF
                                                                                          PORTFOLIOS IN
                                                                         PRINCIPAL            FUND             OTHER
                               POSITION(S)      TERM OF OFFICE        OCCUPATION(S)         COMPLEX        DIRECTORSHIPS
   NAME, ADDRESS AND             HELD WITH        AND LENGTH OF         DURING PAST        OVERSEEN BY        HELD BY
    DATE OF BIRTH                  FUND            TIME SERVED           FIVE YEARS          TRUSTEE          TRUSTEE
------------------------      --------------   ------------------   -------------------   --------------   -------------
                                               Officer since
                                               December 1999.

                              Vice President   Shall serve at the                              N/A             N/A
                              and Treasurer    pleasure of the
                                               Board and until
                                               successor is
                                               selected and
                                               qualified.
                                               Officer since

LEAH M. ANDERSON              Secretary        Shall serve at the   Officer, Wilmington        N/A             N/A
1100 North Market Street                       pleasure of the      Trust Company since
Wilmington, DE  19890                          Board and until      1998. Officer,
Date of Birth: 08/65                           successor is         Rodney Square
                                               elected and          Management
                                               qualified.           Corporation since
                                               Officer since        1992
                                               October 2002.

RESPONSIBILITIES OF THE BOARD AND COMMITTEES BOARD. The primary responsibility of the Board is to represent the interests of the shareholders of the Portfolio and to provide oversight management of the Portfolios. Currently the Board is comprised of nine individuals, two of whom are considered Interested Trustees. The remaining Trustees are Independent Trustees. The Board meets multiple times during the year (but at least quarterly) to review the investment performance of the Portfolios and other operational matters, including policies and procedures with respect to compliance with regulatory and other requirements. The Board met five times during the fiscal year ended June 30, 2004. Currently, the Board has an Audit Committee, a Nominating and Governance Committee, and a Regulatory Oversight Committee. The responsibilities of each committee and its members are described below.

AUDIT COMMITTEE. The Board has an Audit Committee comprised of Messrs. Giordano, Klein and Quindlen, each of which is an Independent Trustee. Mr. Giordano serves as the chairman of the Committee. Pursuant to its charter, the Audit Committee has the responsibility, among others, to (1) select the Fund's independent auditors; (2) review and approve the scope of the independent auditors' audit activity; (3) review the financial statements which are the subject of the independent auditors' certifications; and (4) review with such independent auditors the adequacy of the Fund's basic accounting system and the effectiveness of the Fund's internal accounting controls. During the fiscal year ended June 30, 2004, there were four meetings of the Audit Committee.

NOMINATING AND GOVERNANCE COMMITTEE. The Board has a Nominating and Governance Committee comprised of Messrs. Giordano, Quindlen and Sargent, each of which is an Independent Trustee. Mr. Sargent serves as chairman of the Committee. The Committee is responsible for formulating a statement of corporate governance; assessing the size, structure and composition of the Board; determining trustee qualifications guidelines as well as compensation, insurance and indemnification of trustees; identifying Trustee candidates; oversight of Board self-evaluations; and identifying, from time to time, qualified candidates to serve as the Chief Compliance Officer for the Fund. During the fiscal year ended June 30, 2004, there was one meeting of the Committee. The Committee will consider nominee candidates recommended by shareholders. Shareholders who wish to recommend individuals for consideration by the Committee as nominee candidates may do so by submitting a written recommendation to the Secretary of the Fund at: 1105 North Market Street, 9th Floor, Wilmington, DE 19890. Submissions must include sufficient biographical information concerning the recommended individual, including age, at least ten years of employment history with employer names and a description of the employer's business, and a list of board memberships (if any). The submission must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected. Recommendations must be received in a sufficient time, as determined by the Committee in its sole discretion, prior to the date proposed for the consideration of nominee candidates by the Board. Upon the written request of shareholders holding at least 10% of the Fund's shares in the aggregate, the Secretary shall present to any special meeting of shareholders such nominees for election as Trustees as specified in such written request.

REGULATORY OVERSIGHT COMMITTEE. The Board has a Regulatory Oversight Committee comprised of Messrs. Arnold, Brucker, Moore and Sargent, each of which is an Independent Trustee. Mr. Moore serves as the chairman of the Committee. The Regulatory Oversight Committee monitors regulatory developments in the mutual fund industry and focuses on various regulatory aspects of the operation of the Portfolios. The Committee also performs such other tasks as the Board deems necessary. During the fiscal year ended June 30, 2004, there were four meetings of the Regulatory Oversight Committee.

SECURITY AND OTHER INTERESTS. The following table sets forth the dollar range of equity securities beneficially owned by each Trustee in the Portfolios and in all registered investment companies overseen by the Trustee within the Fund Complex, as of December 31, 2003.

                                                                                     AGGREGATE DOLLAR RANGE
                                                                                    OF EQUITY SECURITIES IN
                                                                                   ALL REGISTERED INVESTMENT
                                                                                 COMPANIES OVERSEEN BY TRUSTEE
                                        DOLLAR RANGE OF EQUITY SECURITIES             WITHIN THE FAMILY OF
     NAME OF TRUSTEE                      IN EACH PORTFOLIO OF THE FUND               INVESTMENT COMPANIES
------------------------------          ---------------------------------        -----------------------------
INTERESTED TRUSTEES
ROBERT J. CHRISTIAN
   Prime Money Market                           $50,001 - $100,000                       Over $100,000
   Small Cap Core                               $10,001 - $50,000
   Large Cap Value                              $10,001 - $50,000
   Large Cap Core                                 Over $100,000

WILLIAM P. RICHARDS                                    NONE

INDEPENDENT TRUSTEES
ROBERT ARNOLD
   Large Cap Core                               $10,001 - $50,000                      $10,001 - $50,000
                                                $10,001 - $50,000

ERIC BRUCKER                                                                           $10,001 - $50,000
   Large Cap Core                               $10,001 - $50,000
   US Government Portfolio                         $1 - $10,000

NICHOLAS GIORDANO                                                                       $10,001-$50,000

LOUIS KLEIN, JR.                                                                         Over $100,000

CLEMENT C. MOORE, II
   Prime Money Market                             Over $100,000                          Over $ 100,000
   Tax-Exempt                                     Over $100,000
   Small Cap Core                               $50,001 - $100,000
   Short-Term Income                              Over $100,000

                                                                                     AGGREGATE DOLLAR RANGE
                                                                                    OF EQUITY SECURITIES IN
                                                                                   ALL REGISTERED INVESTMENT
                                                                                 COMPANIES OVERSEEN BY TRUSTEE
                                        DOLLAR RANGE OF EQUITY SECURITIES             WITHIN THE FAMILY OF
     NAME OF TRUSTEE                      IN EACH PORTFOLIO OF THE FUND               INVESTMENT COMPANIES
------------------------------          ---------------------------------        -----------------------------
JOHN J. QUINDLEN                                                                         Over $100,000
   Broad Market Bond                              Over $100,000
   Large Cap Core                                 Over $100,000
   Small Cap Core                                 Over $100,000
   Large Cap Value                                Over $100,000

MARK A. SARGENT
   Short/Intermediate Bond                       $10,001-$50,000                        $10,001-$50,000

As of December 31, 2003, none of the Independent Trustees or their respective immediate family members (spouse or dependent children) owned beneficially or of record an interest in any of the investment advisers or the Distributor, or in any person directly or indirectly controlling, controlled by, or under common control with the investment advisers or the Distributor.

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS. Each Portfolios' assets (except the Small Cap Core Portfolio's) are invested in a corresponding series of the Trust that has the same investment objective, strategies and limitations as the investing Portfolio. Since each Portfolio (except the Small Cap Core Portfolio) operates as a "feeder fund" in a master/feeder structure with a corresponding Series of the Trust, none of the Portfolios (except the Small Cap Core Portfolio) have an investment adviser that directly manages its assets. The Small Cap core Portfolio, on the other hand, invests its assets in other mutual funds, currently two of the Series (Small Cap Growth and Small Cap Value Series), in accordance with weightings determined by the Portfolio's own investment adviser, Rodney Square Management Company ("RSMC"). Each of the Portfolios receives investment advisory services indirectly from the investment advisers of the Series. The Trust has retained Cramer Rosenthal McGlynn, LLC ("CRM"), Roxbury Capital Management LLC ("Roxbury"), and RSMC to manage the assets of certain Series of the Trust. Each of these investment advisers has been retained pursuant to a separate investment advisory agreement (collectively, the "Investment Advisory Agreements") which have been approved by the Board of Trustees of the Trust (and the Fund in the case of the Small Cap Core Portfolio), including the Independent Trustees. Each Investment Advisory Agreement has an initial term of two years and continues in effect from year to year thereafter if such continuance is specifically approved at least annually by the Boards of Trustees or by a majority of the outstanding voting securities of the Trust or Fund, as the case may be, and in either event, by a majority of the Independent Trustees casting votes in person at a meeting called for such purpose.

The Board's decision to approve each Investment Advisory Agreement reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the Series' Investment Advisory Agreements, the Board considered many factors, including: (1) the Series' investment objectives and long-term performance; (2) the investment adviser's management philosophy, personnel and processes; (3) the expectations of shareholders; (4) the state of competition in the mutual fund industry; (5) comparable fees in the mutual fund industry; (6) the range and quality of services provided to the Series, the Portfolios and their shareholders in addition to investment advisory services; and (7) the Portfolios' relationship to other portfolios in the Fund Complex. During its review of the Small Cap Core Portfolio's Investment Advisory Agreement, the Board considered similar factors, including (1) the Portfolio's proposed investment objective and the long-term performance of the affiliated Series in which the adviser proposed investment; (2) the investment adviser's personnel and processes as they would relate to the allocation of the Portfolio's assets among the Series; (3) the fact that the change in investment objective, strategies and structure (i.e., from master/feeder to a fund-of-funds) and approval of the Investment Advisory Agreement would be subject to the approval of shareholders; (4) the fact that the investment adviser would receive no advisory fee under the new Investment Advisory Agreement, but that the advisory fees would be indirectly incurred through investment in certain Series and that fact that those fees would be higher than those currently incurred by the Portfolio; (5) the range and quality of services provided to the Series in which the Portfolio would invest as well as to be provided to the Portfolio's shareholders in addition to investment advisory services; and (6) the Portfolio's relationship to other portfolios in the Fund Complex.

In assessing an investment adviser's performance of its obligations, the Board also considered whether there has occurred a circumstance or event that would constitute a reason for it to not renew or approve an Investment Advisory Agreement. In this regard, the Board was mindful of the potential disruption to the operations of the Series and Portfolios and the risks or other effects that could occur as a result of a decision to terminate or not renew or approve an Investment Advisory Agreement. In particular, the Board recognized that most shareholders have invested in the Portfolios on the strength of an investment adviser's reputation and in the expectation that the investment adviser will have a continuing role in providing advisory services to the Portfolio.

The Board also considered the compensation and benefits, if any, received by the investment adviser. This includes fees received for services provided to the Series by an investment adviser, sub-adviser or its affiliates and research services received by the investment adviser from brokers that execute trades for each Series, as well as advisory fees. The Board was aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser's compensation: the nature and quality of the services provided by the investment adviser, including the performance of the Series; the investment adviser's cost of providing the services; the extent to which the investment adviser may realize "economies of scale" as the Series or Portfolio grow larger; any indirect benefits that may accrue to the investment adviser and its affiliates as a result of the investment adviser's relationship with the Trust and the Fund; performance and expenses of comparable funds; and the extent to which the Independent Trustees are fully informed about the facts bearing on the investment adviser's service and fee. The Board is aware of these factors and takes them into account in its review of each Investment Advisory Agreement.

The Board considered these circumstances in light of its accumulated experience in governing the Trust and the Fund and working with the investment advisers on matters relating to the Trust and the Fund, and was assisted by the advice of legal counsel. In this regard, the Board receives a significant amount of information about the Series and Portfolios, the investment advisers and the Wilmington Trust Company ("Wilmington Trust") organization on an ongoing basis. The investment advisers and Wilmington Trust provide information at each regular meeting of the Board, and furnish additional reports in connection with the Board's formal review of the Investment Advisory Agreements. Thus, the Board's evaluation of an Investment Advisory Agreement is informed by reports concerning such matters as: the investment adviser's investment philosophy, personnel and processes; each Series' short-term and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor funds), and comments on the reasons for performance; each Portfolio's expenses (including the advisory fee itself and the overall expense structure of the Portfolio, both in absolute terms and relative to competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Series' portfolio securities; the nature and extent of the advisory and other services provided to the Series by the investment adviser and its affiliates; compliance and audit reports concerning the Portfolios and the companies that service them; and relevant developments in the mutual fund industry. The Board also considers the relationship of each Portfolio to the other portfolios in the Fund Complex, the interdependence resulting from shareholders' asset allocation processes and the exchange privileges between Portfolios.

Not all of the factors and considerations identified above are relevant to every series, nor does the Board consider any one of them to be determinative. The Board bases its decision to approve an Investment Advisory Agreement on all the relevant factors in light of its reasonable business judgment, and with a view to past and future long-term considerations.

Each Investment Advisory Agreement may be terminated by the Trust or the applicable investment adviser on 60 days' written notice without penalty. Each Investment Advisory Agreement will also terminate automatically in the event of its assignment as defined in the 1940 Act.

Additional information regarding the Investment Advisory Agreements and the fees paid to each of the investment advisers may be found under the heading of "Investment Advisory and Other Services."

COMPENSATION. In addition to the fees below, the Fund reimburses its Independent Trustees for their related business expenses. The following table shows the fees paid during the fiscal year ended June 30, 2004 to the Independent Trustees for their service to the Fund and the total compensation paid to the Trustees by the Fund Complex.

                                                 PENSION OR                                  TOTAL
                                                 RETIREMENT                               COMPENSATION
                             AGGREGATE        BENEFITS ACCRUED         ESTIMATED              FROM
                         COMPENSATION FROM     AS PART OF FUND      ANNUAL BENEFITS       FUND COMPLEX
INDEPENDENT TRUSTEE          THE FUND             EXPENSES          UPON RETIREMENT     PAID TO TRUSTEES
--------------------     -----------------    ----------------      ---------------     ----------------
Robert H. Arnold            $  37,125               None                None               $49,500(1)

Dr. Eric Brucker            $  37,125               None                None               $49,500(2)

Nicholas Giordano           $  37,125               None                None               $49,500(2)

Louis Klein, Jr.            $  37,125               None                None               $49,500(2)

Clement C. Moore, II        $  36,000               None                None               $48,000(2)

John J. Quindlen            $  37,125               None                None               $49,500(2)

Mark A. Sargent             $  37,125               None                None               $49,500(1)

(1) Includes compensation from one other investment company in the Fund Complex

(2) Includes compensation from two other investment companies in the Fund
Complex

                                 CODE OF ETHICS

In accordance with Rule 17j-1 of the 1940 Act, the Fund, the Trust, each investment adviser and sub-adviser to the Series of the Trust and the Distributor have adopted a Code of Ethics.

The Codes are intended to prohibit or restrict transactions that may be deemed to create a conflict of interest among an investment adviser, the Distributor, the Trust or the Fund. Each Code identifies the specific employees, officers or other persons who are subject thereto and all are required to abide by the provisions thereunder. Persons covered under the Codes may engage in personal trading for their own accounts, including securities that may also be purchased or held or traded by a Series under certain circumstances.

Under the Code of Ethics adopted by the Trust and the Fund, personal trading is subject to specific restrictions, limitations, guidelines and other conditions. Under the individual Codes of Ethics adopted by RSMC, CRM and Roxbury, personal trading is subject to pre-clearance and other conditions set forth in their respective Codes. Pre-clearance of personal trading is a new policy for RSMC and at the present time RSMC is in the process of formulating the processes to implement this policy.

On an annual basis or whenever deemed necessary, the Board of Trustees reviews reports regarding all Codes of Ethics relative to the Trust and the Fund, including information about any material violations of the Codes. The Codes are on public file as exhibits to the Fund's registration statement with the SEC.

PROXY VOTING. The Board of Trustees has adopted general proxy voting procedures and thereunder delegated the responsibility for exercising the voting rights associated with the securities purchased and/or held by a Series to each investment adviser thereof, subject to the Board's continuing oversight. For those

Series which employ a sub-adviser, the investment adviser may further delegate proxy voting responsibilities to a sub-adviser of the Series. In exercising its voting obligations, an investment adviser or sub-adviser is guided by general fiduciary principles. It must act prudently, solely in the interest of the Series, and for the purpose of providing benefits to such Series. An investment adviser or sub-adviser will consider the factors that could affect the value of a Series' investment in its determination on a vote.

Each of the investment advisers has identified certain significant contributors to shareholder value with respect to a number of common or routine matters that are often the subject of proxy solicitations for shareholder meetings. Their proxy voting procedures address these considerations and establish a framework for consideration of a vote that would be appropriate for a Series. In particular, the proxy voting procedures outline principles and factors to be considered in the exercise of voting authority for proposals addressing such common or routine matters.

RSMC's [to be provided by RSMC].

CRM's proxy voting procedures establish a protocol for voting of proxies in cases in which it may have a potential conflict of interest arising from, among other things, where a company soliciting proxies is an advisory client of CRM or where CRM has a financial interest in a company soliciting proxies. In such instances, CRM will typically vote proxies in accordance with the recommendations of an independent third-party proxy company. In conflict situations where CRM does not follow the recommendations of such third-party company, CRM will submit a separate report to the Board of Trustees indicating the nature of the potential conflict of interest and how the determination of such vote was achieved. CRM's proxy voting policies and procedures are attached herewith as Appendix D.

Roxbury's proxy voting procedures establish a protocol for voting of proxies in cases in which it or a sub-adviser may have a potential conflict of interest arising from, among other things, a direct business relationship or financial interest in a company soliciting proxies. In such instances, Roxbury or the sub-adviser will submit a separate report to the Board of Trustees indicating the nature of the potential conflict of interest and how the determination of such vote was achieved. Roxbury's proxy voting procedures and guidelines are attached as Exhibit E.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Persons or organizations beneficially owning 25% or more of the outstanding shares of a Portfolio are presumed to "control" the Portfolio. As a result, those persons or organizations could have the ability to take action with respect to a Portfolio without the consent or approval of other shareholders. As of _______________ officers and Trustees of the Fund owned individually and together less than 1% of the Fund's outstanding shares. As of _____________, the name, address and percentage ownership of each entity that owned of record or beneficially 5% or more of the outstanding shares of any class of a Portfolio were as follows:

PREMIER MONEY MARKET PORTFOLIO (INSTITUTIONAL SHARES)

Kiewit Coal Properties, Inc.                                     14.77%
One Thousand Kiewit Plaza
Omaha, NE 68131

Southeast Corridor Cons.                                          7.70%
One Thousand Kiewit Plaza
Omaha, NE 68131

Kiewit Construction                                              31.05%
One Thousand Kiewit Plaza
Omaha, NE 68131

Northwest Parkway Con.                                            5.05%

Attn. Kevin Anderson
One Thousand Kiewit Plaza
Omaha, NE 68131

PRIME MONEY MARKET PORTFOLIO (INVESTOR SHARES)

Saxon & Co.                                                      75.75%
P.O. Box 7780-1888
Philadelphia, PA 19182
[Insert jurisdiction of organization]


PRIME MONEY MARKET PORTFOLIO (SERVICE SHARES)

Lack & Lindsay                                                   69.54%
Attn: Mutual Funds Unit
1100 North Market Street
Wilmington, DE 19890
[Insert jurisdiction of organization]

Wilmington Trust Company                                         25.31%
Attn: Cash Management
1100 North Market Street
Wilmington, DE 19890
[Insert jurisdiction of organization]

National Financial Services                                       5.05%
FBO our Customers
Attn Mutual Funds
200 Liberty Street, 5th Floor
New York, NY 10281

U.S. GOVERNMENT PORTFOLIO (INVESTOR SHARES)

Wilmington Trust Company                                         95.41%
Pondview Load Trust
FBO Chase Manhattan Bank
270 Park Avenue
New York, NY 10017
[Insert jurisdiction of organization]


U.S. GOVERNMENT PORTFOLIO (SERVICE SHARES)

Lack & Lindsay                                                   87.76%
Attn: Mutual Funds Unit
1100 North Market Street
Wilmington, DE 19890
[Insert jurisdiction of organization]

Wilmington Trust Company                                         11.19%
Attn Cash Management
1100 North Market Street
Wilmington, DE 19890

TAX-EXEMPT PORTFOLIO (INVESTOR SHARES)

Saxon & Co.                                                      94.77%
P.O. Box 7780-1888
Philadelphia, PA 19182
[Insert jurisdiction of organization]

TAX-EXEMPT PORTFOLIO (SERVICE SHARES)

Lack & Lindsay                                                   82.35%
Attn: Mutual Funds Unit
1100 North Market Street
Wilmington, DE 19890
[Insert jurisdiction of organization]

Wilmington Trust Company                                         16.26%
Attn: Cash Management
1100 North Market Street
Wilmington, DE 19890

SHORT/INTERMEDIATE BOND PORTFOLIO (INSTITUTIONAL SHARES)

Wilmington Trust Company                                          6.66%
FBO WTC Pension Fund
1100 N. Market Street
Wilmington, DE 19890

Wilmington Trust Company                                          6.00%
FBO University of Delaware
1100 N. Market Street
Wilmington, DE 19890

Northern Trust Company                                            8.50%
FBO Continental Kiewit Inc. Pension Plan
P.O. Box 92956
Chicago, IL 60675

Kiewit Construction Group, Inc.                                  26.94%
One Thousand Kiewit Plaza
Omaha, NE 68131
[Insert jurisdiction of organization]

SHORT/INTERMEDIATE BOND PORTFOLIO (INVESTOR SHARES)

Delaware Community Foundation                                   100.00%
100 West 10th Street, Suite 115
Wilmington, DE 19801
[Insert jurisdiction of organization]

BROAD MARKET BOND PORTFOLIO (INSTITUTIONAL SHARES)

Wilmington Trust Company                                         19.41%
FBO WTC Pension Fund
1100 N. Market Street
Wilmington, DE 19899

Kiewit Construction Group, Inc.                                  22.27%

One Thousand Kiewit Plaza
Omaha, NE 68131

Delaware Charter Guarantee                                        9.77%
FBO Principal Financial Group
711 High Street
Des Moines, IA 50392

MUNICIPAL BOND PORTFOLIO (INSTITUTIONAL SHARES)

100 West 10th Street Corp.                                       16.06%
1100 North Market Street
Wilmington, DE 19890

National Financial Services Corp.                                 8.65%
For Attn: Rick Ricon
One World Financial Center, Church Street Station
P.O. Box 3908 New York,
NY 10008-3908

SHORT-TERM INCOME PORTFOLIO (INSTITUTIONAL SHARES)

Wilmington Trust Corporation                                     15.05%
c/o Joan Siegle
1100 North Market Street
Wilmington, DE 19890

Wilmington Trust Company                                          6.04%
W/the Newark Insurance Company
P.O. Box 8882
Wilmington, DE 19899

LARGE CAP CORE PORTFOLIO (INSTITUTIONAL SHARES)

Northern Trust Company                                           34.39%
Trustee for Continental Kiewit Inc. Pension Plan
P.O. Box 92956
Chicago, IL 60675
[Insert jurisdiction of organization]

State Street                                                     10.49%
FBO Decker Coal Company Pension Plan
200 Newport Ave
North Quincy, MA 02171

State Street                                                      7.62%
FBO Black Butte Comp. Pension Plan
200 Newport Ave
North Quincy, MA 02171

Wilmington Trust Company                                         18.23%
FBO WTC Pension Plan
1100 N. Market Street
Wilmington, DE 19890

State Street                                                      8.23%
FBO United Metro/San Xavier Pension Plan
200 Newport Ave.
North Quincy, MA 02171

LARGE CAP GROWTH PORTFOLIO (INSTITUTIONAL SHARES)

Wilmington Trust Company                                         20.36%
For Wilmington Trust Company Pension Trust
c/o Mutual Funds
P.O. Box 8882
Wilmington, DE 19899

Wilmington Trust Company                                          8.61%
FBO University of Virginia
c/o Mutual Funds
P.O. Box 8882
Wilmington, DE 19899

Delaware Charter Guarantee & FBO Principal                       25.67%
P.O. Box 8704
Wilmington, DE 19899
[Insert jurisdiction of organization]

SMALL CAP GROWTH PORTFOLIO (INSTITUTIONAL SHARES)

Saxon & Co                                                       12.15%
FBO 35-35-400-3891345
P.O. Box 7780-1888
Philadelphia, PA 19182

John D Gray Trustee U/A Dated 9/25/2002                          11.05%
John D Gray Grantor Trust
6135 SW Riverpoint Lane
Portland, OR 97239

Wilmington Trust FSB                                              5.28%
For the Anthony & Gay Browne Rev Trust
c/o Mutual Funds
P.O. Box 8882
Wilmington, DE 19899

LARGE CAP VALUE PORTFOLIO (INSTITUTIONAL SHARES)

Wilmington Trust Company                                         22.24%
For Wilmington Trust Company Pension Trust
P.O Box 8882
Wilmington, DE 19899
[Insert jurisdiction of organization]

Delaware Charter Guarantee                                       31.12%
FBO Principal Financial Group
711 High Street
Des Moines, IA 50392

SMALL CAP CORE PORTFOLIO (INSTITUTIONAL SHARES)

Wilmington Trust Company                                         16.76%
FBO WTC Pension Fund
P.O. Box 8882
Wilmington, DE 19899

Delaware Charter Guarantee                                       22.94%
FBO Principal Financial Group
711 High Street
Des Moines, IA 50392

                     INVESTMENT ADVISORY AND OTHER SERVICES

                      RODNEY SQUARE MANAGEMENT CORPORATION

RSMC serves as the investment adviser to the Large Cap Core, Short/Intermediate Bond, Broad Market Bond, Municipal Bond, Short-Term Income, Prime Money Market, Premier Money Market, U.S. Government, Tax-Exempt Series and the Small Cap Core Portfolio. RSMC is located at 1100 North Market Street, Wilmington, Delaware 19890 and is a Delaware corporation organized on September 17, 1981. It is a wholly owned subsidiary of Wilmington Trust Corporation.

Several affiliates of RSMC are also engaged in the investment advisory business. Wilmington Trust FSB a wholly owned subsidiary of Wilmington Trust Corporation, is a registered investment adviser. In addition, Wilmington Brokerage Services Company, and Balentine and Company LLC, subsidiaries of Wilmington Trust, are registered investment advisers and broker-dealers. Cramer Rosenthal McGlynn, ("CRM") and Roxbury Capital Management ("Roxbury") are both registered investment advisers. Wilmington Trust Corporation has controlling interest in both CRM and Roxbury.

Under an Investment Advisory Agreement dated May 9, 2001, the Large Cap Core Series pays a monthly fee to RSMC at the annual rate of 0.70% of the Series' first $1 billion of average daily net assets; 0.65% of the Series' next $1 billion of average daily net assets; and 0.60% of the Series' average daily net assets over $2 billion. Each of the Short/Intermediate Bond, Broad Market Bond, Municipal Bond and Short-Term Income Series pays a monthly fee to RSMC at the annual rate of 0.35% of the Series' first $1 billion of average daily net assets; 0.30% of the Series' next $1 billion of average daily net assets; and 0.25% of the Series' average daily net assets over $2 billion. Each of the Prime Money Market Series, the U.S. Government Series and the Tax-Exempt Series pays a monthly fee to RSMC at the annual rate of 0.37% of the Series' first $1 billion of average daily net assets; 0.33% of the Series' next $500 million of average daily net assets; 0.30% of the Series' next $500 million of average daily net assets; and 0.27% of the Series' average daily net assets in excess of $2 billion, as determined at the close of business on each day throughout the month. The Premier Money Market Series pays a monthly fee to RSMC at the annual rate of 0.20% of its average daily net assets.

For its services as investment adviser, RSMC received the following fees:

                                     12 MONTHS ENDED       12 MONTHS ENDED      12 MONTHS ENDED
                                         6/30/04               6/30/03              6/30/02
                                     ---------------       ---------------      ---------------
Premier Money Market Series                                 $ 1,323,465           $ 1,270,445
Prime Money Market Series                                   $10,780,391           $11,213,385
U.S. Government Series                                      $ 5,051,852           $ 5,090,402
Tax-Exempt Series                                           $ 2,734,988           $ 2,737,675
Short/Intermediate Bond Series                              $   616,739           $   577,725
Large Cap Core Series                                       $   448,592           $   698,806
Broad Market Bond Series                                    $   418,055           $   419,753
Municipal Bond Series                                       $   134,747           $    94,309
Short-Term Income Series                                            N/A                   N/A

RSMC has contractually agreed to waive a portion of its advisory fee or reimburse expenses to the extent total annual operating expenses exceed the following amounts with respect to the following portfolios:

            PORTFOLIO/CLASS                   EXPENSE CAP
            ---------------                   -----------
Wilmington Premier Money Market Portfolio
         Institutional                           0.20%
         Service                                 0.45%
Wilmington Large Cap Core Portfolio
         Institutional                           0.80%
         Investor                                1.05%
Balentine Premier Money Market Portfolio
         Service                                 0.93%
Wilmington Municipal Bond Portfolio
         Institutional                           0.75%
         Investor                                1.00%
Wilmington Short-Term Income Portfolio
         Institutional                           0.65%
         Investor                                0.90%

These waivers will remain in place until November 1, 2005, except for the Wilmington Short-Term Income Portfolio's waiver, which will remain in place until July 1, 2006. The Board may, in its discretion, terminate the expense limitation arrangement with respect to any Portfolio or class thereof prior to such termination date. Pursuant to RSMC's contractual waiver obligations, RSMC waived fees and/or reimbursed expenses in the following amounts:

                                       12 MONTHS ENDED       12 MONTHS ENDED      12 MONTHS ENDED
                                           6/30/04               6/30/03              6/30/02
                                       ---------------       ---------------      ---------------
Premier Money Market Series                                      $354,155             $374,950
  Wilmington Premier Money Market                                $254,514             $235,112
  Portfolio
Large Cap Core Series                                            $ 46,668             $ 41,238
   Wilmington Large Cap Core                                     $150,766             $157,395
   Portfolio
Municipal Bond Series                                            $      0             $      0
   Wilmington Municipal Bond                                     $ 51,519             $ 49,087
   Portfolio

                          CRAMER ROSENTHAL MCGLYNN, LLC

CRM is located at 707 Westchester Avenue, White Plains, New York 10604, and serves as investment adviser to the Large Cap Value, the Mid Cap Value and the Small Cap Value Series. CRM and its predecessors have managed equity investments for mutual funds, corporate pension plans, educational, community, religious and private endowments and foundations as well as for individuals, in a value oriented style across a broad range of market capitalizations, and has been in business for more than thirty years. CRM is 36.53% owned by Cramer, Rosenthal, McGlynn, Inc. ("CRM, Inc."), the controlling member of CRM. All shareholders of CRM, Inc. are senior officers of CRM. CRM is registered as an investment adviser with the SEC. Wilmington Trust Corporation has controlling interest in CRM by way of equity ownership.

Under the Investment Advisory Agreement, the Large Cap Value Series pays a monthly advisory fee to CRM at the annual rate of 0.55% of the Series' first $1 billion of average daily net assets; 0.50% of the Series' next $1 billion of average daily net assets; and 0.45% of the Series' average daily net assets over $2 billion. The Small Cap Value Series pays a monthly advisory fee to CRM at the annual rate of 0.75% of the Series' first $1 billion of average daily net assets; 0.70% of the Series' next $1 billion of average daily net assets; and 0.65% of the Series' average daily net assets over $2 billion. For the past three fiscal years, CRM received the following fees:

                             12 MONTHS ENDED      12 MONTHS ENDED       12 MONTHS ENDED
                                 6/30/04              6/30/03               6/30/02
                             ---------------      ---------------       ---------------
Large Cap Value Series                              $  260,508            $  425,733
Small Cap Value Series                              $2,457,745            $2,579,092

Prior to April 2, 2001, CRM agreed to reimburse certain operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) in an amount that limited annual operating expenses to not more 1.00% of average daily net assets for the Large Cap Value Series and 1.25% of the average daily net assets for the Small Cap Value Series. The termination of these expense limitations was approved by the Board of Trustees effective April 2, 2001.

                           ROXBURY CAPITAL MANAGEMENT

Roxbury is located at 100 Wilshire Boulevard, Suite 1000, Santa Monica, California 90401, and serves as the investment adviser to the Small Cap Growth Series. Roxbury is provided investment advisory services, in a growth oriented style, to individuals, mutual funds . Wilmington Trust Corporation has a controlling interest in Roxbury by way of equity ownership.

Under the Investment Advisory Agreement, the Small Cap Growth Series pays a monthly advisory fee to Roxbury at the annual rate of 1.00% of the Series' first $1 billion of average daily net assets; 0.95% for the Series' next billion of average daily net assets; and 0.90% of the Series' average daily net assets over $2 billion.

[Roxbury has contractually agreed to waive a portion of its advisory fee or reimburse expenses to the extent total operating expenses, as a percentage of average net assets, exceed ________% for the Small Cap Growth Series. Unless the Board of Trustees approves its earlier termination, the undertaking with respect to the Small Cap Growth Series will remain in place until January 1, 2006.]

For the past three fiscal years, Roxbury received the following fees:

                             12 MONTHS ENDED      12 MONTHS ENDED       12 MONTHS ENDED
                                 6/30/04              6/30/03               6/30/02
                             ---------------      ---------------       ---------------
Small Cap Growth Series                              $ 13,345                 N/A

ADVISORY SERVICES. Under the terms of each Investment Advisory Agreement, each investment adviser agrees to: (a) direct the investments of each Series, subject to and in accordance with the Series' investment objective, policies and limitations set forth in the Prospectus and this SAI; (b) purchase and sell for each Series, securities and other investments consistent with the Series' objectives and policies; (c) supply office facilities, equipment and personnel necessary for servicing the investments of the Series; (d) pay the salaries of all personnel of the investment adviser performing services relating to research, statistical and investment activities on behalf of the Series; (e) make available and provide such information as the Series and/or its administrator may reasonably request for use in the preparation of its registration statement, reports and other documents required by any applicable federal, foreign or state statutes or regulations; (f) make its officers and employees available to the Trustees and officers of the Fund for consultation and discussion regarding the management of each Series and its investment activities. Additionally, each investment adviser agrees to create and maintain all necessary records in accordance with all applicable laws, rules and regulations pertaining to the various functions performed by it and not otherwise created and maintained by another party pursuant to contract with the Series. The Trust and/or each investment adviser may at any time or times, upon approval by the Board of Trustees, enter into one or more sub-advisory agreements with a sub-adviser pursuant to which the investment adviser delegates any or all of its duties as listed.

The Investment Advisory Agreements provide that each investment adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Series in connection with the matters to which the agreement relates, except to the extent of a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its obligations and duties under the agreement.

The salaries of any officers and the Interested Trustees who are affiliated with an investment adviser and the salaries of all personnel of each investment adviser performing services for each Portfolio relating to research, statistical and investment activities are paid by the investment adviser.

Each of the Portfolios and each class of shares of the Portfolios pays its respective pro rata portion of the advisory fee payable by the Series.

                     ADMINISTRATION AND ACCOUNTING SERVICES

Pursuant to an Administration and Accounting Services Agreement dated _____________, PFPC Inc. ("PFPC") performs certain administrative services for the Fund, such as preparing shareholder reports providing statistical and research data, assisting the investment advisers in compliance monitoring activities, and preparing and filing federal and state tax returns on behalf of the Portfolios and the Series. In addition, PFPC prepares and files certain reports with the appropriate regulatory agencies and prepares certain materials required by the SEC or any state securities commission having jurisdiction over the Fund. The accounting services performed by PFPC include determining the net asset value per share of each Portfolio and maintaining records relating to the securities transactions of the Portfolio. For its services, the Fund pays PFPC a fee of ________ of the Portfolios' average daily net assets up to $1 billion; ________ of the next $500 million of average daily net assets; _________ of the next $500 million of average daily net assets; and ________ of the Portfolio's average daily net assets that are greater than $2 billion. Prior to _____________, RSMC provided administrative and accounting services to the Fund and PFPC provided administrative and accounting services as a sub-administrator. Accordingly, PFPC received administrative and fees, whether as administrator or sub-administrator of ____________, __________________, and ________________, for
fiscal years ended June 30, 2004, 2003 and 2002, respectively.

                          ADDITIONAL SERVICE PROVIDERS

INDEPENDENT AUDITORS. _____________________________ serves as the independent auditor to the Fund and WT Investment Trust I, providing services which include
(1) auditing the annual financial statements for the Portfolios, (2) assistance and consultation in connection with SEC filings and (3) review of the annual federal income tax returns filed on behalf of each Portfolio.

LEGAL COUNSEL. Pepper Hamilton LLP, 3000 Two Logan Square, 18th and Arch Streets, Philadelphia, PA 19103, serves as counsel to the Fund and WT Investment Trust I.

CUSTODIAN. Wilmington Trust Company, 1100 North Market Street, Wilmington, DE 19890, serves as the Custodian. The Custodian's services include, in addition to the custody of all cash and securities owned by the Fund and Trust, the maintenance of custody accounts in the Custodian's trust department, the segregation of all certificated securities owned by the Fund and Trust, the appointment of authorized agents as sub-custodians, disbursement of funds from the custody accounts of the Fund and Trust, releasing and delivering securities from the custody accounts of the Fund and Trust, maintaining records with respect to such custody accounts, delivering to the Fund and Trust a daily and monthly statement with respect to such custody accounts, and causing proxies to be executed. Wilmington Trust Company receives a fee for its services based on the average daily net assets of the Trust and has appointed PFPC Trust Company as Sub-Custodian of the Trust, Citibank, N.A. serves as the Trust's foreign custody manager..

TRANSFER AGENT. PFPC Inc., 760 Moore Road, King of Prussia, Pennsylvania 19406, serves as the Transfer Agent and Dividend Paying Agent.

                   DISTRIBUTION OF SHARES AND RULE 12B-1 PLAN

The Distributor is currently located at 760 Moore Road, King of Prussia, PA 19406. The Distributor serves as the underwriter of the Portfolios' shares pursuant to a Distribution Agreement with the Fund. Pursuant to the terms of the Distribution Agreement, the Distributor is granted the right to sell the shares of the Portfolios as agent for the Fund. Shares of the Portfolios are offered continuously.

Under the terms of the Distribution Agreement, the Distributor agrees to use efforts deemed appropriate by the Distributor to solicit orders for the sale of shares of the Portfolios and will undertake such advertising and promotions as it believes reasonable in connection with such solicitation. To the extent that the Distributor receives fees under the Portfolios' Plans of Distribution adopted pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plans"), the Distributor will furnish or enter into arrangement with others for the furnishing of marketing or sales services with respect to the Investor Shares as may be required pursuant to such plan. Moreover, to the extent that the Distributor receives shareholders service fees under any shareholder services plan adopted by the Portfolios, the Distributor will furnish or enter into arrangements with others for the furnishing of personal or account maintenance services with respect to the relevant shareholders of the Portfolios as may be required pursuant to such plan. The Distributor receives no underwriting commissions or Rule 12b-1 fees in connection with the sale of the Portfolios' Institutional Shares.

The Distribution Agreement became effective as of January 1, 2004 and continues in effect for a period of two years. Thereafter, the agreement may continue in effect for successive annual periods provided such continuance is approved at least annually by a majority of the Trustees, including a majority of the Independent Trustees. The Distribution Agreement provides that the Distributor, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreements, will not be liable to the Portfolios or their shareholders for losses arising in connection with the sale of Portfolio shares.

The Distribution Agreement terminates automatically in the event of an assignment. The Distribution Agreement is also terminable without payment of any penalty with respect to any Portfolio (i) (by vote of a majority of the Trustees of the Portfolio who are not interested persons of the Portfolio and who have no direct or indirect financial interest in the operation of any Rule 12b-1 Plan of the Portfolio or any agreements related to a 12b-1 Plan, or by vote of a majority of the outstanding voting securities of the applicable Portfolio) on sixty (60) days' written notice to the Distributor; or (ii) by the Distributor on sixty (60) days' written notice to the Portfolio. The Distributor will be compensated for distribution services according to the Investor Shares 12b-1 Plan, which became effective on November 1, 1999, regardless of the Distributor's expenses.

The Investor Shares 12b-1 Plan provides that the Distributor will be paid for distribution activities such as public relations services, telephone services, sales presentations, media charges, preparation, printing and mailing advertising and sales literature, data processing necessary to support a distribution effort and printing and mailing of prospectuses to prospective shareholders. Additionally, the Distributor may pay certain financial institutions ("Service Organizations") such as banks or broker-dealers who have entered into servicing agreements with the Distributor and other financial institutions for distribution and shareholder servicing activities.

The Investor Shares 12b-1 Plan further provides that payment shall be made for any month only to the extent that such payment does not exceed (i) 0.25% on an annualized basis of the Investor Shares of each Portfolio's average net assets; and (ii) limitations set from time to time by the Board of Trustees. The Board of Trustees has only authorized implementation of a 12b-1 fee for annual payments of up to 0.10% of the Investor Shares of each of the Money Market Portfolio's average net assets to compensate the Distributor for making payments to certain Service Organizations who have sold Investor Shares of the Portfolios and for other distribution expenses.

For the fiscal year ended June 30, 2004, the Portfolios paid the Distributor 12b-1 fees in respect of broker-dealer compensation as follows:

                                         12b-1 Fee
Prime Money Market Portfolio
Premier Money Market Portfolio
U.S. Government Portfolio
Tax-Exempt Portfolio
Short/Intermediate Bond Portfolio
Broad Market Bond Portfolio
Municipal Bond Portfolio
Short-Term Income Portfolio
Small Cap Core Portfolio
Large Cap Core Portfolio
Large Cap Value Portfolio

Under the Investor Shares 12b-1 Plan, if any payments made by the investment adviser out of its advisory fee, not to exceed the amount of that fee, to any third parties (including banks), including payments for shareholder servicing and transfer agent functions, were deemed to be indirect financing by each Portfolio of the distribution of its Investor Shares, such payments are authorized. Each Series may execute portfolio transactions with and purchase securities issued by depository institutions that receive payments under the 12b-1 Plan. No preference for instruments issued by such depository institutions is shown in the selection of investments.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS. An investment adviser places portfolio transactions on behalf of a Series, selects broker-dealers for such transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. Portfolio transactions placed by an investment adviser may be effected through the trading desk of the investment adviser, its broker-affiliate or a sub-adviser. Debt securities purchased and sold by the Series are generally traded on the dealer market on a net basis (i.e., without commission) through dealers acting for their own account and not as brokers, or otherwise involve transactions directly with the issuer of the instrument. This means that a dealer (the securities firm or bank dealing with a Series) makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a spread. When securities are purchased in underwritten offerings, they include a fixed amount of compensation to the underwriter.

Brokerage commissions paid by each of the Series for the last three fiscal years ended June 30, 2004 are as follows:

                           12 MONTHS ENDED      12 MONTHS ENDED      12 MONTHS ENDED
                               6/30/04              6/30/03              6/30/02
                           ---------------      ---------------      ---------------
Small Cap Core Series                              $360,758              $199,976
Large Cap Core Series*                             $158,900              $199,976
Large Cap Value Series                             $198,522              $280,192

* For the twelve months ended June 30, 2004, the amount reflects a pro-rata portion of each of the Small Cap Growth and Small Cap Growth Series allocable to the Small Cap Core Portfolio

When buying or selling securities, the Series may pay commissions to brokers who are affiliated with the investment adviser, a sub-adviser or the Series.

BROKERAGE SELECTION. The primary objective of each investment adviser in placing orders on behalf of a Series for the purchase and sale of securities is to obtain best execution at the most favorable prices through responsible brokers or dealers and, where the spread or commission rates are negotiable, at competitive rates. In selecting and monitoring a broker or dealer, an investment adviser considers, among other things: (i) the price of the securities to be purchased or sold; (ii) the rate of the spread or commission; (iii) the size and difficulty of the order; (iv) the nature and character of the spread or commission for the securities to be purchased or sold; (v) the reliability, integrity, financial condition, general execution and operational capability of the broker or dealer; and (vi) the quality of any research or statistical services provided by the broker or dealer to the Series or to the investment adviser. The investment adviser may also consider the sale of shares of the Portfolios as a factor in the selection of a broker or dealer to effect transactions for the Series, subject to the investment adviser's and sub-advisers' duty to seek best execution. Each investment adviser is authorized to allocate portfolio transactions in a manner that takes into account the assistance received in the distribution of shares of the Portfolios or other portfolios of the Fund. The allocation of portfolio transactions may also take into account the receipt of research reports and services of brokerage firms. An investment adviser may place trades with certain brokers with which it is under common control, including Balentine & Company LLC or Wilmington Brokerage Services Co., each an indirect, wholly-owned subsidiary of Wilmington Trust Corporation, provided that the investment adviser determines that the affiliate's services and costs are comparable to those of non-affiliated, qualified brokerage firms.

In selecting and monitoring broker-dealers and negotiating commissions, an investment adviser considers the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. A broker-dealer may be willing to furnish certain research services to the investment adviser or sub-adviser for no consideration except for standard brokerage commissions or dealer spreads. The investment adviser may use such broker-dealers to effect securities transactions. The investment adviser may also consider the sale of shares of the Portfolios and other mutual funds that they advise as a factor in the selection of brokers or dealers to effect transactions for the Series, subject to their duty to seek best execution; however, whether or not a particular broker or dealer sells shares of the Fund neither qualifies nor disqualifies such broker or dealer to execute transactions for the Portfolios. When more than one firm is believed to meet these criteria, preference may be given to brokers who provide research or statistical material or other services to the Portfolios, or to the investment adviser.

Section 28(e) of the Securities Exchange Act of 1934 provides that an investment adviser, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e), the investment adviser is required to make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided viewed in terms of either that particular transaction or the investment adviser's overall responsibilities with respect to accounts as to which it exercises investment discretion." The services provided by the broker also must lawfully or appropriately assist the investment adviser, as the case may be, in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, a Series may pay a higher broker commission than those available from another broker.

Research services received from broker-dealers supplement the investment adviser own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indices and investment accounts; information concerning prices of securities; and information with respect to the performance, investment activities, and fees and expenses of other mutual funds.

Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communications of trade information, the providing of equipment used to communicate research information and the providing of specialized consultations with the investment adviser or sub-adviser's personnel with respect to computerized systems and data furnished to the investment adviser or sub-adviser as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information. The outside research assistance is useful to the investment adviser and sub-advisers since the broker-dealers used by the investment adviser and sub-advisers tend to follow a broad universe of securities and the research provided by such broker-dealers may provide the investment adviser and sub-advisers with a diverse perspective on financial markets. Research services provided to the investment adviser or sub-adviser by broker-dealers are available for the benefit of all accounts managed or advised by the investment adviser or sub-adviser or by their respective affiliates. The investment adviser and sub-advisers cannot readily determine the extent to which spreads or commission rates or net prices charged by brokers or dealers reflect the value of their research, analysis, advice and similar services. However, the investment adviser or sub-advisers will not direct fund transactions to dealers solely on the basis of research services provided.

During the fiscal year ended June 30, 2004, each Series directed transactions and paid related brokerage commissions because of research services provided in the following amounts:

                                        12 MONTHS ENDED 6/30/04
                               COMMISSIONS PAID      TRANSACTIONS DIRECTED
                               ----------------      ---------------------
Large Cap Growth Series            $_________                 $   0
Large Cap Value Series             $_________                 $   0
*Small Cap Growth Series           $_________                 _____
*Small Cap Value Series            $_________                 _____

* Reflects pro-rata portion allocable to the Small Cap Core Portfolio

ALLOCATION OF FUND TRANSACTIONS. Some of an investment adviser's other clients have investment objectives and programs similar to that of the Series. Occasionally, recommendations made to other clients may result in their purchasing or selling securities simultaneously with the Series. Consequently, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities. It is the policy of each investment adviser not to favor one client over another in making recommendations or in placing orders. In the event of a simultaneous transaction, purchases or sales are averaged as to price, transaction costs are allocated between a Series and other clients participating in the transaction on a pro rata basis and purchases and sales are normally allocated between a Series and the other clients as to amount according to a formula determined prior to the execution of such transactions.

                       CAPITAL STOCK AND OTHER SECURITIES

The Fund issues three separate classes of shares. Each Portfolio offers Institutional and Investor Shares, except (1) the Premier Money Market Portfolio which issues Institutional and Service Shares only and (2) the Prime Money Market Portfolio, the U.S. Government Portfolio and the Tax-Exempt Portfolio which issue Investor and Service Shares only. The shares of each Portfolio, when issued and paid for in accordance with the prospectus, will be fully paid and non-assessable shares, with equal voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature.

The separate classes of shares each represent interests in the same portfolio of investments, have the same rights and are identical in all respects, except that
(i) Investor Shares pay Rule 12b-1 distribution expenses (and have exclusive voting rights with respect to the Rule 12b-1 Plan pursuant to which the distribution fee may be paid), and (ii) the Service Shares pay a shareholder service fee of 0.25% of the average net assets of the Service Shares. The net income attributable to Investor or Service Shares and the dividends payable on such shares will be reduced by the amount of any shareholder service or Rule 12b-1 distribution fees; accordingly, the net asset value of the Investor and Service Shares will be reduced by such amount to the extent the Portfolio has undistributed net income.

Shares of a Portfolio entitle holders to one vote per share and fractional votes for fractional shares held. Shares have non-cumulative voting rights, do not have preemptive or subscription rights and are transferable. Each Portfolio and class thereof take separate votes on matters affecting only that Portfolio or class. For example, a change in the fundamental investment policies for a Portfolio would be voted upon only by shareholders of that Portfolio.

The Portfolios do not hold annual meetings of shareholders. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record owning not less than 10% of a Portfolio's outstanding shares.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE OF SHARES. Information regarding the purchase of shares is discussed in the "Purchase of Shares" section of the prospectus. Additional methods to purchase shares are as follows:

Individual Retirement Accounts: You may purchase shares of the Portfolios for a tax-deferred retirement plan such as an individual retirement account ("IRA"). To order an application for an IRA and a brochure describing a Portfolio IRA, call the transfer agent at (800) 336-9970. PFPC Trust Company, as custodian for each IRA account receives an annual fee of $10 per account, paid directly to PFPC Trust Company by the IRA shareholder. If the fee is not paid by the due date, the appropriate number of Portfolio shares owned by the IRA will be redeemed automatically as payment.

Automatic Investment Plan: You may purchase Portfolio shares through an Automatic Investment Plan ("AIP"). Under the AIP, the transfer agent, at regular intervals, will automatically debit your bank checking account in an amount of $50 or more (after the $1,000 minimum initial investment). You may elect to invest the specified amount monthly, bimonthly, quarterly, semiannually or annually. The purchase of Portfolio shares will be effected at their offering price at 12:00 p.m. Eastern time for the Tax-Exempt Portfolio, at 2:00 p.m. Eastern Time for the Prime Money Market, Premier Money Market and U.S. Government Portfolios, or at the close of regular trading on the New York Stock Exchange (the "Exchange") (currently 4:00 p.m., Eastern time), for the Bond and Equity Portfolios, on or about the 20th day of the month. For an application for the Automatic Investment Plan, check the appropriate box of the application or call the transfer agent at (800) 336-9970. This service is generally not available for Wilmington Trust's trust account clients, since similar services are provided through Wilmington Trust. This service also may not be available for Service Organization clients who are provided similar services through those organizations.

Payroll Investment Plan: The Payroll Investment Plan ("PIP") permits you to make regularly scheduled purchases of Portfolio shares through payroll deductions. To open a PIP account, you must submit a completed account application, payroll deduction form and the minimum initial deposit to your employer's payroll department. Then, a portion of your paychecks will automatically be transferred to your PIP account for as long as you wish to participate in the plan. It is the sole responsibility of your employer, not the Fund, the Distributor, the investment advisers or the transfer agent, to arrange for transactions under the PIP. The Fund reserves the right to vary its minimum purchase requirements for employees participating in a PIP.

REDEMPTION OF SHARES. Information regarding the redemption of shares is discussed in the "Redemption of Shares" section of the prospectus. Additional methods to redeem shares are as follows:

By Check: You may utilize the check writing option to redeem shares of the Prime Money Market, U.S. Government and Tax-Exempt Portfolios by drawing a check for $500 or more against a Portfolio account. When the check is presented for payment, a sufficient number of shares will be redeemed from your Portfolio account to cover the amount of the check. This procedure enables you to continue receiving dividends on those shares until the check is presented for payment. Because the aggregate amount of Portfolio shares owned is likely to change each day, you should not attempt to redeem all shares held in your account by using the check writing procedure. Charges will be imposed for specially imprinted checks, business checks, copies of canceled checks, stop payment orders, checks returned due to "insufficient funds" and returned checks. These charges will be paid by redeeming an appropriate number of Portfolio shares automatically. Each Portfolio and the transfer agent reserve the right to terminate or alter the check writing service at any time. The transfer agent also reserves the right to impose a service charge in connection with the check writing service. If you are interested in the check writing service, contact the transfer agent for further information. This service is generally not available for clients of Wilmington Trust through their trust or corporate cash management accounts, since it is already provided

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

for these customers through Wilmington Trust. The service may also not be available for Service Organization clients who are provided a similar service by those organizations.

By Wire: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Portfolio account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Portfolio account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Portfolio account address of record when you submit written instructions. You may change the bank account that you have designated to receive amounts redeemed at any time. Any request to change the bank account designated to receive redemption proceeds should be accompanied by a guarantee of the shareholder's signature by an eligible institution. A signature and a signature guarantee are required for each person in whose name the bank account is registered. Further documentation will be required to change the designated bank account when a corporation, other organization, trust, fiduciary or other institutional investor holds Portfolio shares.

Systematic Withdrawal Plan: If you own shares of a Portfolio with a value of $10,000 or more you may participate in the Systematic Withdrawal Plan ("SWP"). Under the SWP, you may automatically redeem a portion of your account monthly, bimonthly, quarterly, semiannually or annually. The minimum withdrawal available is $100. The redemption of Portfolio shares will be effected at the NAV determined on or about the 25th day of the month. This service is generally not available for Wilmington Trust's trust accounts or certain Service Organizations, because a similar service is provided through those organizations.

Additional Information Regarding Redemptions: To ensure proper authorization before redeeming shares of the Portfolios, the transfer agent may require additional documents such as, but not restricted to, stock powers, trust instruments, death certificates, appointments as fiduciary, certificates of corporate authority and waivers of tax required in some states when settling estates.

Clients of Wilmington Trust who have purchased shares through their trust accounts at Wilmington Trust and clients of Service Organizations who have purchased shares through their accounts with those Service Organizations should contact Wilmington Trust or the Service Organization prior to submitting a redemption request to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, other organization, trust, fiduciary or other institutional investor, RSMC requires, in addition to the stock power, certified evidence of authority to sign the necessary instruments of transfer. THESE PROCEDURES ARE FOR THE PROTECTION OF SHAREHOLDERS AND SHOULD BE FOLLOWED TO ENSURE PROMPT PAYMENT. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within 7 days of acceptance of shares tendered for redemption. Delay may result if the purchase check has not yet cleared, but the delay will be no longer than required to verify that the purchase check has cleared, and the Funds will act as quickly as possible to minimize delay.

The value of shares redeemed may be more or less than the shareholder's cost, depending on the net asset value at the time of redemption. Redemption of shares may result in tax consequences (gain or loss) to the shareholder, and the proceeds of a redemption may be subject to backup withholding.

A shareholder's right to redeem shares and to receive payment therefore may be suspended when (a) the Exchange is closed, other than customary weekend and holiday closings, (b) trading on the Exchange is restricted, (c) an emergency exists as a result of which it is not reasonably practicable to dispose of a Portfolio's securities or to determine the value of a Portfolio's net assets, or
(d) ordered by a governmental body having jurisdiction over a Portfolio for the protection of the Portfolio's shareholders, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether a condition described in (b), (c) or (d) exists. In case of such suspension, shareholders of the affected Portfolio may withdraw their requests for redemption or may receive payment based on the net asset value of the Portfolio next determined after the suspension is lifted.

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

Each Portfolio reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption by making payment in whole or in part with readily marketable securities (redemption "in-kind") chosen by the Portfolio and valued in the same way as they would be valued for purposes of computing the net asset value of the applicable Portfolio. If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash. Each Portfolio has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which a Portfolio is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the applicable Portfolio for any one shareholder during any 90-day period. This election is irrevocable unless the SEC permits its withdrawal.

PRICING OF SHARES. Each of the Money Market Portfolios' securities is valued on the basis of the amortized cost valuation technique. This involves valuing a security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of fluctuating interest rates on the market value of the security. The valuation of a Money Market Portfolio's securities based upon their amortized cost and the accompanying maintenance of each Portfolio's per share net asset value of $1.00 is permitted in accordance with Rule 2a-7 under the 1940 Act. Certain conditions imposed by that Rule are set forth under "Investment Policies - Money Market Portfolios." In connection with the use of the amortized cost valuation technique, each Portfolio's Board of Trustees has established procedures delegating to the investment adviser the responsibility for maintaining a constant net asset value per share. Such procedures include a daily review of each Portfolio's holdings to determine whether a Portfolio's net asset value, calculated based upon available market quotations, deviates from $1.00 per share. Should any deviation exceed 1/2 of 1% of $1.00, the Trustees will promptly consider whether any corrective action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such corrective action may include selling of portfolio securities prior to maturity to realize capital gains or losses, shortening average portfolio maturity, withholding dividends, redeeming shares in kind and establishing a net asset value per share based upon available market quotations.

Should a Money Market Portfolio incur or anticipate any unusual expense or loss or depreciation that would adversely affect its net asset value per share or income for a particular period, the Trustees would at that time consider whether to adhere to the current dividend policy or to revise it in light of the then prevailing circumstances. For example, if a Portfolio's net asset value per share were reduced, or were anticipated to be reduced, below $1.00, the Trustees could suspend or reduce further dividend payments until the net asset value returned to $1.00 per share. Thus, such expenses or losses or depreciation could result in investors receiving no dividends or reduced dividends for the period during which they held their shares or in their receiving upon redemption a price per share lower than that which they paid.

The net asset value per share is determined as of 12:00 p.m. Eastern time for the Tax-Exempt Portfolio and as of 2:00 p.m. Eastern time for the Premier Money Market, Prime Money Market Portfolio and U.S. Government Portfolio on each business day (i.e., a day that the New York Stock Exchange (the "Exchange") and the transfer agent are open for business). The net asset value per share is calculated by adding the value of all securities and other assets in a Portfolio, deducting its liabilities and dividing the balance by the number of outstanding shares in that Portfolio.

For the Bond Portfolios and the Equity Portfolios, the net asset value per share of each Portfolio is determined by dividing the value of the Portfolio's net assets by the total number of Portfolio shares outstanding. This determination is made by PFPC, as of the close of regular trading on the Exchange (currently 4:00 p.m., Eastern time) each day the Portfolios are open for business. The Portfolios are open for business on days when the Exchange and PFPC are open for business.

In valuing a Portfolio's assets, a security listed on an exchange (and not subject to restrictions against sale by the Portfolio on an exchange) will be valued at its last sale price on the exchange on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the closing asked price and the closing bid price. Securities listed on other exchanges (and not subject to restriction against sale by the Portfolio on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers' National Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the closing asked price and the closing bid price. The value of such securities quoted on the NASDAQ Stock Market System, but not listed on the National Market System, shall be valued at the mean between the closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ Stock Market System and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Other unlisted securities (and listed securities subject to restriction on sale) will be valued at fair value as determined in good faith under the direction of the Board of Trustees although the actual calculation may be done by others. Short-term investments with remaining maturities of less than 61 days are valued at amortized cost.

                                    DIVIDENDS

Dividends from the Money Market Portfolios are declared on each business day and paid to shareholders ordinarily on the first business day of the following month. The dividend for a business day immediately preceding a weekend or holiday normally includes an amount equal to the net income for the subsequent non-business days on which dividends are not declared. However, no such dividend includes any amount of net income earned in a subsequent semiannual accounting period. A portion of the dividends paid by the U.S. Government Portfolio may be exempt from state taxes.

Dividends from the Bond Portfolios' net investment income are declared on each business day and paid to shareholders ordinarily on the first business day of the following month. The dividend for a business day immediately preceding a weekend or holiday normally includes an amount equal to the net income expected for the subsequent non-business days on which dividends are not declared. However, no such dividend included any amount of net income earned in a subsequent semiannual period. Net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by each Portfolio, if any, after deducting any available capital loss carryovers, are declared and paid annually.

Dividends, if any, from the Equity Portfolios' net investment income and distributions, if any, of (1) net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by each Portfolio, after deducting any available capital loss carryovers are declared and paid annually.

A dividend or distribution paid by a Portfolio which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes.

                           TAXATION OF THE PORTFOLIOS

GENERAL. Each Portfolio is treated as a separate corporation for federal income tax purposes. Each Portfolio has qualified, elected and intends to continue to qualify to be classified under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") as a regulated investment company ("RIC"). To qualify or continue to qualify for treatment as a RIC under the Code, each Portfolio must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain determined without regard to the dividend received deduction) and, in the case of the International Multi-Manager Portfolio, net gains from certain foreign currency transactions) and at least 90% of its net income from tax-exempt obligations as well as meet several additional requirements. For each Portfolio, these requirements include the following: (1) the Portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures and forward contracts) derived with respect to its business of investing in securities or those currencies; (2) at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash, cash items,

U.S. Government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Portfolio's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and
(3) at the close of each quarter of the Portfolio's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of any two or more issuers that a Portfolio controls and which are determined to be engaged in the same trade or business or similar or related trades or businesses.

If a Portfolio failed to qualify for treatment as a RIC in any taxable year, it would be subject to tax on its taxable income at corporate income tax rates with reduction for distributions paid to shareholders and all distributions from earnings and profits, including any distributions from net capital gain (the excess of net long-term capital gain over net short-term capital loss), would be taxable to its shareholders as ordinary income. In addition, the Portfolio could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before qualifying again for RIC treatment.

Each Portfolio will be subject to a nondeductible 4% excise tax (the "Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all (at least 98%) of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

Each Portfolio will be taxed on the amount of its undistributed net capital gain over the amount of its deduction for dividends paid, determined with reference to capital gain dividends only. Each Portfolio is permitted to elect to include all or a portion of such undistributed net capital gain in the income of its shareholders on the last day of its taxable year. In such case the shareholder is given credit for the tax that the RIC paid and is entitled to increase its basis by the difference between the amount of includable gain and tax deemed paid. Currently, an individual's maximum tax rate on long-term capital gains is 15%. A capital gain dividend is treated by the shareholders as a long-term capital gain regardless of how long the investor has owned shares in a Portfolio. If a Portfolio invests in any instruments that generate taxable income, under the circumstances described in the prospectus, distributions of the interest earned thereon will be taxable to its shareholders as ordinary income to the extent of its earnings and profits. If such distribution to its shareholders is in excess of its current and accumulated earnings and profits in any taxable year, the excess distribution will be treated by each shareholder as a return of capital to the extent of the shareholder's tax basis and thereafter as capital gain. If a Portfolio realizes capital gain as a result of market transactions, any distribution of that gain will be taxable to its shareholders and treated as a capital gain. If a Portfolio invests in equity investments and the Portfolio makes distributions, the portion designated as qualified dividend income will be taxed at the same rate as long-term capital gains through 2008.

Dividends and other distributions declared by a Portfolio in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 of that year if they are paid by the Portfolio during the following January. Accordingly, such distributions will be taxed to the shareholders for the year in which that December 31 falls.

Investors should be aware that if Portfolio shares are purchased shortly before the record date for any dividend (other than an exempt-interest dividend) or capital gain distribution, the shareholder will pay full price for the shares and will receive some portion of the price back as a taxable distribution.

Any loss realized by a shareholder on the redemption of shares within six months from the date of their purchase will be treated as a long-term, instead of a short-term, capital loss to the extent of any capital gain distributions (or undistributed capital gain) to that shareholder with respect to those shares and are disallowed to the extent any distribution of exempt-interest dividends received with respect to such shares.

MONEY MARKET PORTFOLIOS: With respect to the U.S. Government Portfolio, Premier Money Market Portfolio and Prime Money Market Portfolio, distributions from a Portfolio's investment company taxable income, if any, are taxable to its shareholders as ordinary income to the extent of the Portfolio's earnings and profits. Because each of the Portfolio's net investment income is derived from interest rather than dividends, no portion of the distributions thereof is eligible for the dividends-received deduction allowed to corporate shareholders or to be taxed at capital gain rates as qualified dividend income.

BOND PORTFOLIOS: Each Bond Portfolio may acquire zero coupon securities issued with original issue discount. As a holder of those securities, a Portfolio must take into account the original issue discount that accrues on the securities during the taxable year, even if it receives no corresponding payment on them during the year. Because each Portfolio must distribute annually substantially all of its investment company taxable income and net tax-exempt income, including any original issue discount, to satisfy the distribution requirements for RICs under the Code and (except with respect to tax-exempt income) avoid imposition of the Excise Tax, a Portfolio may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from a Portfolio's cash assets or from the proceeds of sales of portfolio securities, if necessary. A Portfolio may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

TAX-EXEMPT PORTFOLIO AND MUNICIPAL BOND PORTFOLIO: Each of these Portfolios will be able to pay exempt-interest dividends to its shareholders only if, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of obligations the interest on which is excludable from gross income under Section 103(a) of the Code; both Portfolios intend to continue to satisfy this requirement. Distributions that a Portfolio properly designates as exempt-interest dividends are treated by its shareholders as interest excludable from their gross income for federal income tax purposes but may be tax preference items for purposes of the Alternative Minimum Tax ("AMT"). If the aggregate exempt interest dividends exceed a Portfolio's net tax-exempt income, then only a portion of the excess dividend will be excludable from the shareholders' gross income. The shareholders' treatment of dividends from a Portfolio under state and local income tax laws may differ from the treatment thereof under the Code. In order to qualify to pay exempt-interest dividends, each Portfolio may be limited in its ability to engage in taxable transactions such as repurchase agreements, options and futures strategies and portfolio securities lending.

Tax-exempt interest attributable to certain "private activity bonds" ("PABs") (including, in the case of a RIC receiving interest on those bonds, a proportionate part of the exempt-interest dividends paid by the RIC) is a tax preference item for AMT purposes. Furthermore, even interest on tax-exempt securities held by a Portfolio that are not PABs, which interest otherwise would not be a tax preference item, nevertheless may be indirectly subject to the AMT in the hands of corporate shareholders when distributed to them by the Portfolio. Generally, PABs are issued by or on behalf of public authorities to finance various privately operated facilities. Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development bonds or PABs should consult their tax advisors before purchasing a Portfolio's shares. For these purposes, the term "substantial user" is defined generally to include a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of such bonds.

Individuals who receive Social Security and railroad retirement benefits may be required to include up to 85% of such benefits in taxable income if their modified adjusted gross income (including income from tax-exempt sources such as the Tax-Exempt and Municipal Bond Portfolios) plus 50% of their benefits exceeds certain base amounts. Exempt-interest dividends from each Portfolio still are tax-exempt to the extent described in the prospectus; they are only included in the calculation of whether a recipient's income exceeds the established amounts.

The Municipal Bond Portfolio may invest in municipal bonds that are purchased with "market discount." For these purposes, market discount is the amount by which a bond's purchase price is exceeded by its stated redemption price at maturity or, in the case of a bond that was issued with original issue discount ("OID"), the sum of its issue price plus accrued OID, except that market discount that is less than the product of (1) 1/4 of 1% of the redemption price at maturity multiplied by (2) the number of complete years to maturity after the taxpayer acquired the bond is disregarded. Market discount generally is accrued ratably, on a daily basis, over the period from the acquisition date to the date of maturity. Gain on the disposition of such a bond (other than a bond with a fixed maturity date within one year from its issuance) generally is treated as ordinary (taxable) income, rather than capital gain, to the extent of the bond's accrued market discount at the time of disposition. In lieu of treating the disposition gain as above, the Municipal Bond Portfolio may elect to include market discount in its gross income currently, for each taxable year to which it is attributable.

The Tax-Exempt and Municipal Bond Portfolios inform shareholders within 60 days after their fiscal year-end of the percentage of its income distributions designated as exempt-interest dividends. The percentage is applied uniformly to all distributions made during the year, so the percentage designated as tax-exempt for any particular distribution may be substantially different from the percentage of a Portfolio's income that was tax-exempt during the period covered by the distribution.

SHORT/INTERMEDIATE BOND PORTFOLIO, BROAD MARKET BOND AND SHORT-TERM INCOME
PORTFOLIO: Interest and dividends received by the Short/Intermediate Bond Portfolio and the Broad Market Bond Portfolio, and gains realized thereby, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on their securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

EQUITY PORTFOLIOS: It is anticipated that all or a portion of the dividends from the net investment income of each Equity Portfolio will qualify for the dividends-received deduction allowed to corporations. Corporate shareholders of these Portfolios are generally entitled to take the dividends received deduction with respect to all or a portion of the ordinary income dividends paid, to the extent of the Portfolio's qualifying dividend income. The qualifying portion may not exceed the aggregate dividends received by the Portfolio from taxable U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the AMT. Moreover, the dividends-received deduction will be reduced to the extent the shares with respect to which the dividends are received are treated as debt-financed and will be eliminated if those shares are deemed to have been held for less than 46 days. Distributions of net short-term capital gain and net capital gain are not eligible for the dividends-received deduction. Individual shareholders who receive qualified dividend income will be taxed on such qualified dividend income at long term capital gain rates. Qualified dividend income generally means dividend income received from (i) a domestic corporation or (ii) from certain foreign corporations.

Each Equity Portfolio will inform shareholders within 60 days after their fiscal year-end of the percentage of its dividends designated as (i) qualifying for the dividends received deduction or (ii) qualified dividend income taxable as net capital gain.

FOREIGN SECURITIES. Dividends and interest received, and gains realized, by the Small Cap Core Portfolio may be subject to income, withholding or other taxes imposed by foreign countries or U.S. possessions (collectively, "foreign taxes") that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

If more than 50% of the value of the Small Cap Core Portfolio's total assets at the close of its taxable year consists of securities of foreign corporations, the Portfolio will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to benefit from any foreign tax credit or deduction that is available with respect to foreign taxes paid by the Portfolio. If the election is made, the Portfolio will treat those taxes as dividends paid to its shareholders and each shareholder (1) will be required to include in gross income, and treat as paid by the shareholder, a proportionate share of those taxes, (2) will be required to treat that share of those taxes and of any dividend paid by the Portfolio that represents income from foreign or U.S. possessions sources as the shareholder's own income from those sources and (3) may either deduct the taxes deemed paid by the shareholder in computing taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against the shareholder's federal income tax. The Portfolio will report to its shareholders within 60 days after each taxable year their respective shares of its income from sources within, and taxes paid to, foreign countries and U.S. possessions, as well as the amount of foreign taxes that are not allocable as a credit, if it makes this election. If the Portfolio makes this election, individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Forms 1099 and all of whose foreign source income is "qualified passive income" may elect each year to be exempt from the extremely complicated foreign tax credit limitation and will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

The Small Cap Core Portfolio may invest in the stock of passive foreign investment companies ("PFICs"). A PFIC is a foreign corporation - other than a "controlled foreign corporation" (i.e., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly, or constructively, by "U.S. shareholders," defined as U.S. persons that individually own, directly, indirectly, or constructively, at least 10% of that voting power) as to which the Portfolio is a U.S. shareholder -- that, in general, meets either of the following tests: (a) at least 75% of its gross income is passive or (b) an average of at least 50% of its assets produce, or are held for the production of, passive income. If the Portfolio acquires stock in a PFIC and holds the stock beyond the end of the year of acquisition, the Portfolio will be subject to federal income tax on a portion of any "excess distribution" received on the stock or of any gain from disposition of the stock (collectively, "PFIC income"), plus interest thereon, even if the Portfolio distributes the PFIC income as a taxable dividend to its shareholders. In general, an excess distribution is the excess (if any) of (i) the amount of distributions received by a PFIC stockholder during the taxable year; over (ii) 125% of the average amount received during the preceding three years (or, if shorter, the holding period). The balance of the PFIC income will be included in the Portfolio's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders.

If the Small Cap Core Portfolio invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Portfolio will be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain, even if they are not distributed to the Portfolio by the QEF; those amounts most likely would have to be distributed by the Fund to satisfy the Distribution Requirement and avoid imposition of the Excise Tax. It may be very difficult, if not impossible, to make this election because of certain requirements thereof.

The Small Cap Core Portfolio may elect to "mark to market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over the Portfolio's adjusted basis therein as of the end of that year. Pursuant to the election, the Portfolios also will be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income by the Portfolios for prior taxable years. A Portfolio's adjusted basis in each PFIC's stock subject to the election will be adjusted to reflect the amounts of income included and deductions taken thereunder. Under the PFIC rules, mark to market gains are treated as an excess distribution (as ordinary income).

HEDGING TRANSACTIONS. The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for federal income tax purposes the amount, character and timing of recognition of the gains and losses a Portfolio realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations) and gains from options, futures and foreign currency contracts derived by a Portfolio with respect to its business of investing in securities qualify as permissible income under the source of income requirement.

SECTION 1256 CONTRACTS. Futures and foreign currency forward contracts and certain options that are subject to Section 1256 of the Code (other than such contracts that are part of a "mixed straddle" with respect to which a Portfolio has made an election not to have the following rules apply) ("Section 1256 Contracts") and that are held by a Portfolio at the end of its taxable year generally will be "marked-to-market" (that is, deemed to have been sold for their market value) for federal income tax purposes. The net gain or loss, if any, resulting from such deemed sales, together with any gain or loss resulting from actual sales of Section 1256 contracts, must be taken into account by the Portfolio in computing its taxable income for such year. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss (which when distributed to shareholders is taxed as ordinary income). Gains and losses from certain foreign currency transactions will be treated as ordinary income and losses. See Section 988 below. In case of overlap between Sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss.

CODE SECTION 988. Section 988 of the Code may apply to forward currency contracts and options on foreign currencies. Under Section 988 of the Code, gains and losses of the Portfolio on the acquisition and disposition of foreign currency (e.g. the purchase of foreign currency and subsequent use of the currency to acquire stock) will be treated as ordinary income or loss. Moreover, under Section 988, foreign currency gains or losses on the disposition of debt securities denominated in a foreign currency attributable to fluctuation in the value of the foreign currency between the date of acquisition of the debt security and the date of disposition will be treated as ordinary income or loss. Similarly, gains or losses attributable to fluctuations in exchange rates that occur between the time the Portfolio accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Portfolio actually collects such receivables or pays such liabilities may be treated as ordinary income or ordinary loss.

SHORT SALES. Gain or loss from a short sale of property is generally considered as capital gain or loss to the extent the property used to close the short sale constitutes a capital asset in the Portfolio's hands. Except in certain situations, special rules would generally treat the gains on short sales as short-term capital gains and would terminate the running of the holding period of "substantially identical property" held by the Portfolio. Moreover, a loss on a short sale will be treated as a long-term loss if, on the date of the short sale, "substantially identical property" held by the Portfolio has a long-term holding period.

STRADDLES. Code Section 1092 (dealing with straddles) also may affect the taxation of options, futures and forward contracts in which a Portfolio may invest. Section 1092 defines a "straddle" as offsetting positions with respect to personal property; for these purposes, options, futures and forward contracts are personal property. Under Section 1092, any loss from the disposition of a position in a straddle generally may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle.
Section 1092 also provides certain "wash sale" rules (see above), which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. If a Portfolio makes certain elections, the amount, character and timing of the recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to a Portfolio of straddle transactions are not entirely clear.

CONSTRUCTIVE SALE. If a Portfolio has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures or forward contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the Portfolio will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or futures or forward contract entered into by a Portfolio or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale.

The foregoing federal tax discussion is a summary included for general informational purposes only. Each shareholder is advised to consult his/her own tax advisor with respect to the specific tax consequences of an investment in a Portfolio, including the effect and applicability of state, local, foreign and other tax laws and the possible effects of changes in federal or other tax laws.

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

Shortly after the end of each year, PFPC calculates the federal income tax status of all distributions made during the year. In addition to federal income tax, shareholders may be subject to state and local taxes on distributions from a Portfolio. Shareholders should consult their tax advisors regarding specific questions relating to federal, state and local taxes.

                              FINANCIAL STATEMENTS

The audited financial statements and financial highlights of the Wilmington Premier Money Market, Prime Money Market, U.S. Government, Tax-Exempt, Short/Intermediate Bond, Broad Market Bond, Municipal Bond, Short-Term Income, Large Cap Core, Small Cap Core and Large Cap Value Portfolios, including each of their corresponding, or other, Series for the fiscal year ended June 30, 2004, are set forth in the Annual Reports to shareholders, including the notes thereto and the reports of __________ thereon. The Annual Reports are incorporated herein by reference.

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

                                   APPENDIX A

            OPTIONS, FUTURES AND FORWARD CURRENCY CONTRACT STRATEGIES

REGULATION OF THE USE OF OPTIONS, FUTURES AND FORWARD CURRENCY CONTRACT STRATEGIES. As discussed in the prospectus, in managing a Portfolio's corresponding Series, the investment adviser may engage in certain options, futures and forward currency contract strategies for certain bona fide hedging, risk management or other portfolio management purposes. Certain special characteristics of and risks associated with using these strategies are discussed below. Use of options, futures and forward currency contracts is subject to applicable regulations and/or interpretations of the SEC and the several options and futures exchanges upon which these instruments may be traded. The Board of Trustees has adopted investment guidelines (described below) reflecting these regulations.

In addition to the products, strategies and risks described below and in the prospectus, the investment adviser expects to discover additional opportunities in connection with options, futures and forward currency contracts. These new opportunities may become available as new techniques develop, as regulatory authorities broaden the range of permitted transactions and as new options, futures and forward currency contracts are developed. These opportunities may be utilized to the extent they are consistent with each Portfolio's investment objective and limitations and permitted by applicable regulatory authorities. The registration statement for the Portfolios will be supplemented to the extent that new products and strategies involve materially different risks than those described below and in the prospectus.

COVER REQUIREMENTS. No Series will use leverage in their options, futures, and in the case of the International Multi-Manager Series, its forward currency contract strategies. Accordingly, the Series will comply with guidelines established by the SEC with respect to coverage of these strategies by either
(1) setting aside cash or liquid, unencumbered, daily marked-to-market securities in one or more segregated accounts with the custodian in the prescribed amount; or (2) holding securities or other options or futures contracts whose values are expected to offset ("cover") their obligations thereunder. Securities, currencies, or other options or futures contracts used for cover cannot be sold or closed out while these strategies are outstanding, unless they are replaced with similar assets. As a result, there is a possibility that the use of cover involving a large percentage of the Series' assets could impede portfolio management, or the Series' ability to meet redemption requests or other current obligations.

OPTIONS STRATEGIES. A Series may purchase and write (sell) only those options on securities and securities indices that are traded on U.S. exchanges. Exchange-traded options in the U.S. are issued by a clearing organization affiliated with the exchange, on which the option is listed, which, in effect, guarantees completion of every exchange-traded option transaction.

Each Series may purchase call options on securities in which it is authorized to invest in order to fix the cost of a future purchase. Call options also may be used as a means of enhancing returns by, for example, participating in an anticipated price increase of a security. In the event of a decline in the price of the underlying security, use of this strategy would serve to limit the potential loss to the Series to the option premium paid; conversely, if the market price of the underlying security increases above the exercise price and the Series either sells or exercises the option, any profit eventually realized would be reduced by the premium paid.

Each Series may purchase put options on securities that it holds in order to hedge against a decline in the market value of the securities held or to enhance return. The put option enables the Series to sell the underlying security at the predetermined exercise price; thus, the potential for loss to the Series below the exercise price is limited to the option premium paid. If the market price of the underlying security is higher than the exercise price of the put option, any profit the Series realizes on the sale of the security is reduced by the premium paid for the put option less any amount for which the put option may be sold.

Each Series may on certain occasions wish to hedge against a decline in the market value of securities that it holds at a time when put options on those particular securities are not available for purchase. At those times, the Series may purchase a put option on other carefully selected securities in which it is authorized to invest, the values of which historically have a high degree of positive correlation to the value of the securities actually held. If the investment adviser's judgment is correct, changes in the value of the put options should generally offset changes in the value of the securities being hedged. However, the correlation between the two values may not be as close in these transactions as in transactions in which a Series purchases a put option on a security that it holds. If the value of the securities underlying the put option falls below the value of the portfolio securities, the put option may not provide complete protection against a decline in the value of the portfolio securities.

Each Series may write covered call options on securities in which it is authorized to invest for hedging purposes or to increase return in the form of premiums received from the purchasers of the options. A call option gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the exercise price during the option period. The strategy may be used to provide limited protection against a decrease in the market price of the security, in an amount equal to the premium received for writing the call option less any transaction costs. Thus, if the market price of the underlying security held by the Series declines, the amount of the decline will be offset wholly or in part by the amount of the premium received by the Series. If, however, there is an increase in the market price of the underlying security and the option is exercised, the Series will be obligated to sell the security at less than its market value.

Each Series may also write covered put options on securities in which it is authorized to invest. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security at the exercise price during the option period. So long as the obligation of the writer continues, the writer may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring it to make payment of the exercise price against delivery of the underlying security. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options. If the put option is not exercised, the Series will realize income in the amount of the premium received. This technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying securities would decline below the exercise price less the premiums received, in which case the Series would expect to suffer a loss.

Each Series may purchase put and call options and write covered put and call options on indices in much the same manner as the more traditional options discussed above, except that index options may serve as a hedge against overall fluctuations in the securities markets (or a market sector) rather than anticipated increases or decreases in the value of a particular security. An index assigns values to the securities included in the index and fluctuates with changes in such values. Settlements of index options are effected with cash payments and do not involve delivery of securities. Thus, upon settlement of an index option, the purchaser will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the index. The effectiveness of hedging techniques using index options will depend on the extent to which price movements in the index selected correlate with price movements of the securities in which a Series invests. Perfect correlation is not possible because the securities held or to be acquired by the Series will not exactly match the composition of indices on which options are purchased or written.

Each Series may purchase and write covered straddles on securities or indices. A long straddle is a combination of a call and a put purchased on the same security where the exercise price of the put is less than or equal to the exercise price on the call. The Series would enter into a long straddle when the investment adviser believes that it is likely that prices will be more volatile during the term of the options than is implied by the option pricing. A short straddle is a combination of a call and a put written on the same security where the exercise price on the put is less than or equal to the exercise price of the call where the same issue of the security is considered "cover" for both the put and the call. The Series would enter into a short straddle when the investment adviser believes that it is unlikely that prices will be as volatile during the term of the options as is implied by the option pricing. In such case, the Series will earmark or segregate cash and/or liquid, unencumbered securities in an account with its custodian equivalent in value to the amount, if any, by which the put is "in-the-money," that is, that amount by which the exercise price of the put exceeds the current market value of the underlying security. Because straddles involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Each Series may purchase put and call warrants with values that vary depending on the change in the value of one or more specified indices ("index warrants"). An index warrant is usually issued by a bank or other financial institution and gives the Series the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer of the warrant based on the value of the underlying index at the time of exercise. In general, if a Series holds a call warrant and the value of the underlying index rises above the exercise price of the warrant, the Series will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the Series holds a put warrant and the value of the underlying index falls, the Series will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The Series holding a call warrant would not be entitled to any payments from the issuer at any time when the exercise price is greater than the value of the underlying index; the Series holding a put warrant would not be entitled to any payments when the exercise price is less than the value of the underlying index. If the Series does not exercise an index warrant prior to its expiration, then the Series loses the amount of the purchase price that it paid for the warrant.

Each Series will normally use index warrants as it may use index options. The risks of the Series' use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Index warrants are not likely to be as liquid as index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit the Series' ability to exercise the warrants at any time or in any quantity.

OPTIONS GUIDELINES. In view of the risks involved in using the options strategies described above, each Series has adopted the following investment guidelines to govern its use of such strategies; these guidelines may be modified by the Board of Trustees without shareholder approval:

      (1) each Series will write only covered options, and each such option will remain covered so long as the Series is obligated thereby; and

      (2) no Series will write options (whether on securities or securities indices) if aggregate exercise prices of previous written outstanding options, together with the value of assets used to cover all outstanding positions, would exceed 25% of its total net assets.

SPECIAL CHARACTERISTICS AND RISKS OF OPTIONS TRADING. A Series may effectively terminate its right or obligation under an option by entering into a closing transaction. If a Series wishes to terminate its obligation to purchase or sell securities under a put or a call option it has written, the Series may purchase a put or a call option of the same series (that is, an option identical in its terms to the option previously written). This is known as a closing purchase transaction. Conversely, in order to terminate its right to purchase or sell specified securities under a call or put option it has purchased, a Series may sell an option of the same series as the option held. This is known as a closing sale transaction. Closing transactions essentially permit a Series to realize profits or limit losses on its options positions prior to the exercise or expiration of the option. If a Series is unable to effect a closing purchase transaction with respect to options it has acquired, the Series will have to allow the options to expire without recovering all or a portion of the option premiums paid. If a Series is unable to effect a closing purchase transaction with respect to covered options it has written, the Series will not be able to sell the underlying securities or dispose of assets used as cover until the options expire or are exercised, and the Series may experience material losses due to losses on the option transaction itself and in the covering securities.

In considering the use of options to enhance returns or for hedging purposes, particular note should be taken of the following:

      (1) The value of an option position will reflect, among other things, the current market price of the underlying security or index, the time remaining until expiration, the relationship of the exercise price to the market price, the historical price volatility of the underlying security or index, and general market conditions. For this reason, the successful use of options depends upon the investment adviser's ability to forecast the direction of price fluctuations in the underlying securities markets or, in the case of index options, fluctuations in the market sector represented by the selected index.

      (2) Options normally have expiration dates of up to three years. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior to expiration. The exercise price of the options may be below, equal to or above the current market value of the underlying security or index. Purchased options that expire unexercised have no value. Unless an option purchased by the Series is exercised or unless a closing transaction is effected with respect to that position, the Series will realize a loss in the amount of the premium paid and any transaction costs.

      (3) A position in an exchange-listed option may be closed out only on an exchange that provides a secondary market for identical options. Although the Series intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any particular time. A liquid market may be absent if: (i) there is insufficient trading interest in the option; (ii) the exchange has imposed restrictions on trading, such as trading halts, trading suspensions or daily price limits; (iii) normal exchange operations have been disrupted; or (iv) the exchange has inadequate facilities to handle current trading volume.

      (4) With certain exceptions, exchange listed options generally settle by physical delivery of the underlying security. Index options are settled exclusively in cash for the net amount, if any, by which the option is "in-the-money" (where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. If the Series writes a call option on an index, the Series will not know in advance the difference, if any, between the closing value of the index on the exercise date and the exercise price of the call option itself and thus will not know the amount of cash payable upon settlement. If the Series holds an index option and exercises it before the closing index value for that day is available, the Series runs the risk that the level of the underlying index may subsequently change.

      (5) A Series' activities in the options markets may result in a higher Series turnover rate and additional brokerage costs; however, the Series also may save on commissions by using options as a hedge rather than buying or selling individual securities in anticipation of, or as a result of, market movements.

FUTURES AND RELATED OPTIONS STRATEGIES. Each Series may engage in futures strategies for certain non-trading bona fide hedging, risk management and portfolio management purposes.

Each Series may sell securities index futures contracts in anticipation of a general market or market sector decline that could adversely affect the market value of the Series' securities holdings. To the extent that a portion of a Series' holdings correlate with a given index, the sale of futures contracts on that index could reduce the risks associated with a market decline and thus provide an alternative to the liquidation of securities positions. For example, if a Series correctly anticipates a general market decline and sells index futures to hedge against this risk, the gain in the futures position should offset some or all of the decline in the value of the Series' holdings. A Series may purchase index futures contracts if a significant market or market sector advance is anticipated. Such a purchase of a futures contract would serve as a temporary substitute for the purchase of the underlying securities, which may then be purchased, in an orderly fashion.

This strategy may minimize the effect of all or part of an increase in the market price of securities that a Series intends to purchase. A rise in the price of the securities should be in part or wholly offset by gains in the futures position.

As in the case of a purchase of an index futures contract, a Series may purchase a call option on an index futures contract to hedge against a market advance in securities that the Series plans to acquire at a future date. The Series may write covered put options on index futures as a partial anticipatory hedge, and may write covered call options on index futures as a partial hedge against a decline in the prices of securities held by the Series. This is analogous to writing covered call options on securities. The Series also may purchase put options on index futures contracts. The purchase of put options on index futures contracts is analogous to the purchase of protective put options on individual securities where a level of protection is sought below which no additional economic loss would be incurred by the Series.

FUTURES AND RELATED OPTIONS GUIDELINES. In view of the risks involved in using the futures strategies that are described above, each Series has adopted the following investment guidelines to govern its use of such strategies. The Board of Trustees may modify these guidelines without shareholder vote.

      (1) Each Series will engage only in covered futures transactions, and each such transaction will remain covered so long as the Series is obligated thereby.

      (2) No Series will write' options on futures contracts if aggregate exercise prices of previously written outstanding options (whether on securities or securities indices), together with the value of assets used to cover all outstanding futures positions, would exceed 25% of its total net assets.

SPECIAL CHARACTERISTICS AND RISKS OF FUTURES AND RELATED OPTIONS TRADING. No price is paid upon entering into a futures contract. Instead, upon entering into a futures contract, a Series is required to deposit with its custodian, in a segregated account in the name of the futures broker through whom the transaction is effected, or earmark an amount of cash, U.S. Government securities or other liquid instruments generally equal to 10% or less of the contract value. This amount is known as "initial margin." When writing a call or a put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not involve borrowing to finance the futures transactions. Rather, initial margin on a futures contract is in the nature of a performance bond or good-faith deposit on the contract that is returned to a Series upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Series may be required by a futures exchange to increase the level of its initial margin payment. Additionally, initial margin requirements may be increased generally in the future by regulatory action. Subsequent payments, called "variation margin," to and from the broker, are made on a daily basis as the value of the futures or options position varies, a process known as "marking to market." For example, when a Series purchases a contract and the value of the contract rises, the Series receives from the broker a variation margin payment equal to that increase in value. Conversely, if the value of the futures position declines, a Series is required to make a variation margin payment to the broker equal to the decline in value. Variation margin does not involve borrowing to finance the futures transaction, but rather represents a daily settlement of a Series' obligations to or from a clearing organization.

Buyers and sellers of futures positions and options thereon can enter into offsetting closing transactions, similar to closing transactions on options on securities, by selling or purchasing an offsetting contract or option. Futures contracts or options thereon may be closed only on an exchange or board of trade providing a secondary market for such futures contracts or options.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or related option may vary either up or down from the previous day's settlement price. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses, because prices could move to the daily limit for several consecutive trading days with little or no trading and thereby prevent prompt liquidation of unfavorable positions. In such event, it may not be possible for the Series to close a position and, in the event of adverse price movements, the Series would have to make daily cash payments of variation margin (except in the case of purchased options). However, if futures contracts have been used to hedge portfolio securities, such securities will not be sold until the contracts can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, there is no guarantee that the price of the securities will, in fact, correlate with the price movements in the contracts and thus provide an offset to losses on the contracts.

In considering a Series' use of futures contracts and related options, particular note should be taken of the following:

      (1) Successful use by a Series of futures contracts and related options will depend upon the investment adviser's ability to predict movements in the direction of the securities markets, which requires different skills and techniques than predicting changes in the prices of individual securities. Moreover, futures contracts relate not only to the current price level of the underlying securities, but also to anticipated price levels at some point in the future. There is, in addition, the risk that the movements in the price of the futures contract will not correlate with the movements in the prices of the securities being hedged. For example, if the price of an index futures contract moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective, but if the price of the securities being hedged has moved in an unfavorable direction, a Series would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, the advantage may be partially offset by losses in the futures position. In addition, if a Series has insufficient cash, it may have to sell assets to meet daily variation margin requirements. Any such sale of assets may or may not be made at prices that reflect a rising market. Consequently, a Series may need to sell assets at a time when such sales are disadvantageous to the Series. If the price of the futures contract moves more than the price of the underlying securities, a Series will experience either a loss or a gain on the futures contract that may or may not be completely offset by movements in the price of the securities that are the subject of the hedge.

      (2) In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between price movements in the futures position and the securities being hedged, movements in the prices of futures contracts may not correlate perfectly with movements in the prices of the hedged securities due to price distortions in the futures market. There may be several reasons unrelated to the value of the underlying securities that cause this situation to occur. First, as noted above, all participants in the futures market are subject to initial and variation margin requirements. If, to avoid meeting additional margin deposit requirements or for other reasons, investors choose to close a significant number of futures contracts through offsetting transactions, distortions in the normal price relationship between the securities and the futures markets may occur. Second, because the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market. Such speculative activity in the futures market also may cause temporary price distortions. As a result, a correct forecast of general market trends may not result in successful hedging through the use of futures contracts over the short term. In addition, activities of large traders in both the futures and securities markets involving arbitrage and other investment strategies may result in temporary price distortions.

      (3) Positions in futures contracts may be closed out only on an exchange or board of trade that provides a secondary market for such futures contracts. Although each Series intends to purchase and sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract at any particular time. In such event, it may not be possible to close a futures position, and in the event of adverse price movements, a Series would continue to be required to make variation margin payments.

      (4) Like options on securities, options on futures contracts have limited life. The ability to establish and close out options on futures will be subject to the development and maintenance of liquid secondary markets on the relevant exchanges or boards of trade. There can be no certainty that such markets for all options on futures contracts will develop.

      (5) Purchasers of options on futures contracts pay a premium in cash at the time of purchase. This amount and the transaction costs are all that is at risk. Sellers of options on futures contracts, however, must post initial margin and are subject to additional margin calls that could be substantial in the event of adverse price movements. In addition, although the maximum amount at risk when the Series purchases an option is the premium paid for the option and the transaction costs, there may be circumstances when the purchase of an option on a futures contract would result in a loss to the Series when the use of a futures contract would not, such as when there is no movement in the level of the underlying index value or the securities or currencies being hedged.

      (6) As is the case with options, a Series' activities in the futures markets may result in a higher portfolio turnover rate and additional transaction costs in the form of added brokerage commissions. However, a Series also may save on commissions by using futures contracts or options thereon as a hedge rather than buying or selling individual securities in anticipation of, or as a result of, market movements.

HEDGING STRATEGIES. The Short-Term Income Series' investment adviser may use forward currency contracts, options and futures contracts and related options to attempt to hedge securities held by the Short-Term Income Series. There can be no assurance that such efforts will succeed. Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investment.

The Short-Term Income Series may enter into forward currency contracts either with respect to specific transactions or with respect to the Series' positions. When the investment adviser believes that a particular currency may decline compared to the U.S. dollar, the Series may enter into a forward contract to sell the currency that the sub-adviser expects to decline in an amount approximating the value of some or all of the Series' securities denominated in that currency. Such contracts may only involve the sale of a foreign currency against the U.S. dollar. In addition, when the Series anticipates purchasing or selling a security, it may enter into a forward currency contract in order to set the rate (either relative to the U.S. dollar or another currency) at which a currency exchange transaction related to the purchase or sale will be made.

The Short-Term Income Series also may sell (write) and purchase put and call options and futures contracts and related options on foreign currencies to hedge against movements in exchange rates relative to the U.S. dollar. In addition, the Short-Term Income Series may write and purchase put and call options on securities and stock indices to hedge against the risk of fluctuations in the prices of securities held by the Short-Term Income Series or which the investment adviser intends to include in the portfolio. Stock index options serve to hedge against overall fluctuations in the securities markets rather than anticipated increases or decreases in the value of a particular security. The Series also may sell and purchase stock index futures contracts and related options to protect against a general stock market decline that could adversely affect the Series' securities or to hedge against a general stock market or market sector advance to lessen the cost of future securities acquisitions. The Short-Term Income Series may use interest rate futures contracts and related options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.

The Short-Term Income Series will not enter into an options, futures or forward currency contract transaction that exposes the Short-Term Income Series to an obligation to another party unless the Series either (i) owns an offsetting ("covered") position in securities, currencies, options, futures or forward currency contracts or (ii) has cash, receivables and liquid securities with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above.

SPECIAL RISKS RELATED TO FOREIGN CURRENCY OPTIONS AND FUTURES CONTRACTS

Options and futures contracts on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally. The value of a foreign currency option or futures contract depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the Series' position in a foreign currency option or currency contract may vary with changes in the value of either or both currencies and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options or futures transactions, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (that is, less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options or futures markets until they reopen.

As with other options and futures positions, the Short-Term Income Series' ability to establish and close out such positions in foreign currencies is subject to the maintenance of a liquid secondary market. Trading of some such positions is relatively new. Although the Short-Term Income Series will not purchase or write such positions unless and until, in the investment adviser's opinion, the market for them has developed sufficiently to ensure that the risks in connection with such positions are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option or futures contract at any specific time. Moreover, no Series will enter into OTC options that are illiquid if, as a result, more than 15% of its net assets would be invested in illiquid securities.

Settlement of a foreign currency futures contract must occur within the country issuing the underlying currency. Thus, the Short-Term Income Series must accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by U.S. residents, and it may be required to pay any fees, taxes and charges associated with such delivery that are assessed in the issuing country.

SWAP AGREEMENTS. The Short-Term Income Series may enter into swaps relating to indices, currencies, interest rates, and equity interests. A swap transaction is an agreement between the Short-Term Income Series and a counter party to act in accordance with the terms of the swap contract. Interest rate swaps involve the exchange by the Series with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Index swaps involve the exchange by the Short-Term Income Series with another party of the respective amounts payable with respect to a notional principal amount related to one or more indexes. Currency swaps involve the exchange of cash flows on a notional amount of two or more currencies based on their relative future values. An equity swap is an agreement to exchange streams of payments computed by reference to a notional amount based on the performance of a basket of stocks or a single stock.

The Short-Term Income Series may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Short-Term Income Series anticipates purchasing at a later date. Swaps have special risks including possible default by the counter party to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed.

SPECIAL RISKS RELATED TO SWAP AGREEMENTS. Swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swaps is limited to the net amount of payments that the Short-Term Income Series is contractually obligated to make or receive. If the counter party to a swap defaults, the Series' risk of loss consists of the net amount of payments that the Series is contractually entitled to receive. The Series will segregate an amount of cash or other liquid securities having a value equal to the accrued excess of its obligations over entitlements with respect to each swap on a daily basis.

Whether the use of swap agreements will be successful in furthering the Series' investment objective will depend on the Investment adviser's ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Certain swap agreements may be considered to be illiquid because they are two party contracts and because they may have terms of greater than seven days. Moreover, the Series bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counter party. The Series will minimize this risk by entering into agreements that mark to market no less frequently than quarterly. In addition, the Series will enter into swap agreements only with counter parties that would be eligible for consideration as repurchase agreement counter parties under the Series' repurchase agreement guidelines. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Series' ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

                                   APPENDIX B

                             DESCRIPTION OF RATINGS

Moody's, S&P and Fitch are private services that provide ratings of the credit quality of debt obligations. A description of the ratings assigned by Moody's, S&P and Fitch to the securities in which the Portfolios' corresponding Series may invest is discussed below. These ratings represent the opinions of these rating services as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. The investment advisers and sub-advisers attempt to discern variations in credit rankings of the rating services and to anticipate changes in credit ranking. However, subsequent to purchase by a Series, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Series. In that event, an investment adviser will consider whether it is in the best interest of the Series to continue to hold the securities.

                                 MOODY'S RATINGS

CORPORATE AND MUNICIPAL BONDS.

Aaa: Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than the Aaa securities.

A:    Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa: Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba:   Bonds that are rated Ba offer questionable financial security. Often the ability of these entities to meet obligations may be moderate and not well safeguarded in the future.

CORPORATE AND MUNICIPAL COMMERCIAL PAPER. The highest rating for corporate and municipal commercial paper is "P-1" (Prime-1). Issuers rated P-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. P-1 repayment ability will often be evidenced by many of the following characteristics:

      -     Leading market positions in well-established industries.

      -     High rates of return on funds employed.

      - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

      - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

      - Well-established access to a range of financial markets and assured sources of alternate liquidity.

MUNICIPAL NOTES. The highest ratings for state and municipal short-term obligations are "MIG 1," "MIG 2" and "MIG 3" (or "VMIG 1," "VMIG 2" and "VMIG 3" in the case of an issue having a variable-rate demand feature). Notes rated "MIG 1" or "VMIG 1" are judged to be of the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing. Notes rated "MIG 2" or "VMIG 2" are of high quality, with margins of protection that are ample although not so large as in the preceding group. Notes rated "MIG 3" or "VMIG 3" are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well established.

                                   S&P RATINGS

CORPORATE AND MUNICIPAL BONDS.

AAA: Bonds rated AAA are highest grade debt obligations. This rating indicates an extremely strong capacity to pay interest and repay principal.

AA:   Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from AAA issues only in small degree.

A:    Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB:   Bonds rated BB is less vulnerable in the near term than other lower rated obligators. However, it faces major ongoing uncertainties and exposure to adverse business, financial, or economic conditions, which could lead to the obligator's inadequate capacity to meet its financial commitments. An obligor rated "B" is more vulnerable than the obligators rated "BB", but the obligor currently has the capacity to meet its financial commitments. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitments.

CORPORATE AND MUNICIPAL COMMERCIAL PAPER. The "A-1" rating for corporate and municipal commercial paper indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be rated "A-1+."

MUNICIPAL NOTES. The "SP-1" rating reflects a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be rated "SP-1+." The "SP-2" rating reflects a satisfactory capacity to pay principal and interest.

                                  FITCH RATINGS

DESCRIPTION OF FITCH'S HIGHEST STATE AND MUNICIPAL NOTES RATING.

AAA- Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-   Bonds considered to be investment grade and of very high credit quality.
The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

F-1+- Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1- Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

BB    Issues assigned this rating indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not considered investment grade

                                 WT MUTUAL FUND

                    BALENTINE PREMIER MONEY MARKET PORTFOLIO

                            1100 North Market Street
                           Wilmington, Delaware 19890

                       STATEMENT OF ADDITIONAL INFORMATION

                                __________, 2004

This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Portfolio's current prospectus dated November 1, 2004, as amended from time to time. A copy of the current prospectus for the Portfolio and annual report may be obtained without charge, by writing to Professional Funds Distributor, LLC (the "Distributor"), 760 Moore Road, King of Prussia, PA 19406. A copy may also be obtained from certain institutions such as banks or broker-dealers that have entered into servicing agreements with the Distributor or by calling (800) 336-9970.

The Balentine Premier Money Market Portfolio and its corresponding master series' audited financial statements for the fiscal year ended June 30, 2004, included in its annual report to shareholders are incorporated into the SAI by reference. The Portfolio's annual and semi-annual reports to shareholders are available without charge by calling (800) 336-9970.

                                TABLE OF CONTENTS

GENERAL INFORMATION...........................................................................................     1

INVESTMENT POLICIES...........................................................................................     1

INVESTMENT LIMITATIONS........................................................................................     5

TRUSTEES AND OFFICERS.........................................................................................     7

CODE OF ETHICS................................................................................................    15

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...........................................................    15

INVESTMENT ADVISORY SERVICES..................................................................................    16

ADMINISTRATION AND ACCOUNTING SERVICES........................................................................    17

ADDITIONAL SERVICE PROVIDERS..................................................................................    17

DISTRIBUTION OF SHARES AND RULE 12B-1 PLAN....................................................................    17

BROKERAGE ALLOCATION AND OTHER PRACTICES......................................................................    18

CAPITAL STOCK AND OTHER SECURITIES............................................................................    19

PURCHASE, REDEMPTION AND PRICING OF SHARES....................................................................    19

DIVIDENDS.....................................................................................................    21

TAXATION OF THE PORTFOLIO.....................................................................................    21

FINANCIAL STATEMENTS..........................................................................................    23

APPENDIX A - DESCRIPTION OF RATINGS ..........................................................................   A-1

                               GENERAL INFORMATION

WT Mutual Fund (the "Fund") was organized as a Delaware business trust on June 1, 1994. The Fund has established the Balentine Premier Money Market Portfolio (the "Portfolio") and this SAI pertains only to this Portfolio. The Portfolio is a diversified, open-end investment management company.

                               INVESTMENT POLICIES

The following information supplements the information concerning the Portfolio's investment objective, policies and limitations found in the prospectus. Unless otherwise indicated, it applies to the Portfolios through their investment in their master fund, (the "Series"), which is a Series of WT Investment Trust I (the "Trust").

The Portfolio has adopted a fundamental policy requiring it to maintain a constant net asset value of $1.00 per share, although this may not be possible under all circumstances. The Portfolio values its portfolio securities on the basis of amortized cost (see "Purchase, Redemption and Pricing of Shares") pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). As conditions of that Rule, the Board of Trustees has established procedures reasonably designed to stabilize the Portfolio's price per share at $1.00 per share. The Portfolio maintains a dollar-weighted average portfolio maturity of 90 days or less; purchases only instruments with effective maturities of 397 days or less; and invests only in securities which are of high quality as determined by major rating services or, in the case of instruments which are not rated, of comparable quality as determined by the investment adviser, Rodney Square Management Corporation ("RSMC"), under the direction of and subject to the review of the Board of Trustees.

The Portfolio seeks high current income, while preserving capital and liquidity. The Portfolio's investment objective may not be changed without shareholder approval.

The Portfolio invests in money market instruments, including bank obligations, high quality commercial paper and U.S. government obligations. The Portfolio may invest more than 25% of its total assets in the obligations of banks, finance companies and utilities

BANK OBLIGATIONS. The Portfolio may invest in U.S. dollar-denominated obligations of major banks, including certificates of deposit, time deposits and bankers' acceptances of major U.S. and foreign banks and their branches located outside of the United States, of U.S. branches of foreign banks, of foreign branches of foreign banks, of U.S. agencies of foreign banks and of wholly owned banking subsidiaries of such foreign banks located in the United States.

Obligations of foreign branches of U.S. banks and U.S. branches of wholly owned subsidiaries of foreign banks may be general obligations of the parent bank, of the issuing branch or subsidiary, or both, or may be limited by the terms of a specific obligation or by governmental regulation. Because such obligations are issued by foreign entities, they are subject to the risks of foreign investing. A brief description of some typical types of bank obligations follows:

      - BANKERS' ACCEPTANCES. The Portfolio may invest in bankers' acceptances, which are credit instruments evidencing the obligation of a bank to pay a draft that has been drawn on it by a customer. These instruments reflect the obligation of both the bank and the drawer to pay the face amount of the instrument upon maturity.

      - CERTIFICATES OF DEPOSIT. The Portfolio may invest in certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from 14 days to one year) at a stated or variable interest rate. Variable rate certificates of deposit provide that the interest rate will fluctuate on designated dates based on changes in a designated base rate (such as the composite rate for certificates of deposit established by the Federal Reserve Bank of New York).

      - TIME DEPOSITS. The Portfolio may invest in time deposits, which are bank deposits for fixed periods of time.

CORPORATE BONDS, NOTES AND COMMERCIAL PAPER. The Portfolio may invest in corporate bonds, notes and commercial paper. These obligations generally represent indebtedness of the issuer and may be subordinated to other outstanding indebtedness of the issuer. Commercial paper consists of short-term unsecured promissory notes issued by corporations in order to finance their current operations. The Portfolio will only invest in commercial paper rated, at the time of purchase, in the highest category by a nationally recognized statistical rating organization ("NRSRO"), such as Moody's or S&P or, if not rated, determined by the investment adviser to be of comparable quality. See "Appendix A - Description of Ratings." The Portfolio may invest in asset-backed commercial paper subject to Rule 2a-7 restrictions on investments in asset-backed securities, which include a requirement that the security must have received a rating from a NRSRO.

FOREIGN SECURITIES. At the present time, portfolio securities of the Portfolio that are purchased outside the United States are maintained in the custody of foreign branches of U.S. banks. To the extent that the Portfolio may maintain portfolio securities in the custody of foreign subsidiaries of U.S. banks, and foreign banks or clearing agencies in the future, those sub-custodian arrangements are subject to regulations under the 1940 Act that govern custodial arrangements with entities incorporated or organized in countries outside of the United States. Direct investments in foreign securities may be made either on foreign securities exchanges or in the over-the counter markets. Investing in foreign securities involves certain special risks and considerations that are not typically associated with investing in U.S. companies, including, but not limited to, (i) generally less liquid and less efficient securities markets,
(ii) generally greater price volatility, (iii) exchange rate fluctuations and exchange controls, (iv) the imposition of restrictions on the expatriation of funds or other assets, (v) less publicly available information about issuers,
(vi) the imposition of taxes (vii) higher transaction and custody costs, (viii) settlement delays and risk of loss, (ix) difficulties in enforcing contracts,
(x) less liquidity and smaller market capitalizations, (xi) lesser regulation of securities markets, (xii) different accounting and disclosure standards, (xiii) governmental interference, (xiv) higher inflation, (xv) social, economic and political uncertainties, (xvi) the risk of expropriation of assets, (xvii) and the risk of war.

ILLIQUID SECURITIES. The Portfolio may not invest more than 10% of the value of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid securities. Illiquid securities are securities that cannot be disposed of within seven days at approximately the value at which they are being carried on the Portfolio's books. The Board of Trustees has the ultimate responsibility for determining whether specific securities are liquid or illiquid. The Board has delegated the function of making day to day determinations of liquidity to the investment adviser, pursuant to guidelines approved by the Board. The investment adviser will monitor the liquidity of securities held by the Portfolio and report periodically on such decisions to the Board.

INVESTMENT COMPANY SECURITIES. The Portfolio may invest in the securities of other money market mutual funds, within the limits prescribed by the 1940 Act. These limitations currently provide, in part, that the Portfolio may not purchase shares of an investment company if (a) such a purchase would cause the Portfolio to own in the aggregate more than 3% of the total outstanding voting stock of the investment company or (b) such a purchase would cause the Portfolio to have more than 5% of its total assets invested in the investment company or
(c) more than 10% of the Portfolio's total assets were to be invested in two or more investment companies. As a shareholder in an investment company, the Portfolio would bear its pro rata portion of the investment company's expenses, including advisory fees, in addition to its own expenses. The Portfolio's investment of its assets in the corresponding Series pursuant to the master/feeder structure are excepted from these limitations.

MUNICIPAL SECURITIES. The Portfolio may invest in debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their sub-divisions, agencies and instrumentalities (collectively, "municipal securities") to obtain funds for various public purposes such as the construction of public facilities, the payment of general operating expenses or the refunding of outstanding debts. Yields on municipal securities are the product of a variety of factors, including the general conditions of the money market and of the municipal bond and municipal note markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. Although the interest on municipal securities may be exempt from federal income tax, dividends paid by the Portfolio to its shareholders may not be tax-exempt. A brief description of some typical types of municipal securities follows:

      - GENERAL OBLIGATION SECURITIES are backed by the taxing power of the issuing municipality and are considered the safest type of municipal bond. The proceeds from general obligation securities are used to fund a wide range of public projects, including the construction or improvement of schools, highways and roads, and water and sewer systems.

      - REVENUE OR SPECIAL OBLIGATION SECURITIES are backed by the revenues of a specific project or facility - tolls from a toll bridge, for example. The proceeds from revenue or special obligation securities are used to fund a wide variety of capital projects, including electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. Many municipal issuers also establish a debt service reserve fund from which principal and interest payments are made. Further security may be available in the form of the state's ability, without obligation, to make up deficits in the reserve fund.

      - MUNICIPAL LEASE OBLIGATIONS may take the form of a lease, an installment purchase or a conditional sale contract issued by state and local governments and authorities to acquire land, equipment and facilities. The Portfolio will usually purchase a participation interest in a municipal lease obligation from a bank or other financial intermediary. The participation interest gives the holder a pro rata, undivided interest in the total amount of the obligation.

            Municipal leases frequently have risks distinct from those associated with general obligation or revenue bonds. The interest income from the lease obligation may become taxable if the lease is assigned. Also, to free the municipal issuer from constitutional or statutory debt issuance limitations, many leases and contracts include non-appropriation clauses providing that the municipality has no obligation to make future payments under the lease or contract unless money is appropriated for that purpose by the municipality on a yearly or other periodic basis. Finally, the lease may be illiquid.

      - BOND ANTICIPATION NOTES are normally issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide money for the repayment of the notes.

      - TAX ANTICIPATION NOTES finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable for these specific future taxes.

      - REVENUE ANTICIPATION NOTES are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program.

      - INDUSTRIAL DEVELOPMENT BONDS ("IDBs") and PRIVATE ACTIVITY BONDS ("PABs") are specific types of revenue bonds issued on or behalf of public authorities to finance various privately operated facilities such as educational, hospital or housing facilities, local facilities for water supply, gas, electricity, sewage or solid waste disposal, and industrial or commercial facilities. PABs generally are such bonds issued after April 15, 1986. These obligations are included within the term "municipal bonds" if the interest paid on them is exempt from Federal income tax in the opinion of the bond issuer's counsel. IDBs and PABs are in most case revenue bonds and thus are not payable from the unrestricted revenues of the issuer. The credit quality of the IDBs and PABs is usually directly related to the credit standing of the user of the facilities being financed, or some form of credit enhancement such as a letter of credit.

      - RESOURCE RECOVERY BONDS are affected by a number of factors, which may affect the value and credit quality of these revenue or special obligations. These factors include the viability of the project being financed, environmental protection regulations and project operator tax incentives.

      - TAX-EXEMPT COMMERCIAL PAPER AND SHORT-TERM MUNICIPAL NOTES provide for short-term capital needs and usually have maturities of one year or less. They include tax anticipation notes, revenue anticipation notes and construction loan notes.

      - CONSTRUCTION LOAN NOTES are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration by way of Fannie Mae or the Government National Mortgage Association ("Ginnie Mae").

      - PUT BONDS are municipal bonds which give the holder the right to sell the bond back to the issuer or a third party at a specified price and exercise date, which is typically well in advance of the bond's maturity date.

REPURCHASE AGREEMENTS. The Portfolio may invest in repurchase agreements. A repurchase agreement is a transaction in which the Portfolio purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to a bank or dealer at an agreed upon date and price reflecting a market rate of interest, unrelated to the coupon rate or the maturity of the purchased security. While it is not possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to the Portfolio if the other party to the repurchase agreement defaults), it is the policy of the Portfolio to limit repurchase transactions to primary dealers and banks whose creditworthiness has been reviewed and found satisfactory by the investment adviser. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of the Portfolio's investment limitations.

SECURITIES LENDING. The Portfolio may from time to time lend its portfolio securities pursuant to agreements which require that the loans be continuously secured by collateral equal to 100% of the market value of the loaned securities. Such collateral consists of cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for the Portfolio exceed one-third of the value of the Portfolio's total assets taken at fair market value. The Portfolio will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. Government securities. However, the Portfolio will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities and even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the investment adviser to be of good standing and when, in the judgment of the investment adviser, the consideration that can be earned currently from such securities loans justifies the attendant risk. Either party upon reasonable notice to the other party may terminate any loan.

STANDBY COMMITMENTS. The Portfolio may invest in standby commitments. It is expected that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary and advisable, the Portfolio may pay for standby commitments either separately in cash or by paying a higher price for the obligations acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). Standby commitments purchased by the Portfolio will be valued at zero in determining net asset value and will not affect the valuation of the obligations subject to the commitments. Any consideration paid for a standby commitment will be accounted for as unrealized depreciation and will be amortized over the period the commitment is held by the Portfolio.

U.S. GOVERNMENT OBLIGATIONS. The Portfolio may invest in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Although all obligations of agencies and instrumentalities are not direct obligations of the U.S. Treasury, payment of the interest and principal on these obligations is generally backed directly or indirectly by the U.S. Government. This support can range from securities supported by the full faith and credit of the United States (for example, Ginnie Mae securities) to securities that are supported solely or primarily by the creditworthiness of the issuer, such as securities of Fannie Mae, Freddie Mac, Tennessee Valley Authority, Federal Farm Credit Banks and the Federal Home Loan Banks. In the case of obligations not backed by the full faith and credit of the United States, the Portfolio must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.

VARIABLE AND FLOATING RATE SECURITIES. The Portfolio may invest in variable and floating rate securities. The terms of variable and floating rate instruments provide for the interest rate to be adjusted according to a formula on certain pre-determined dates. Certain of these obligations also may carry a demand feature that gives the holder the right to demand prepayment of the principal amount of the security prior to maturity. An irrevocable letter of credit or guarantee by a bank usually backs the demand feature. Portfolio investments in these securities must comply with conditions established by the Securities and Exchange Commission ("SEC") under which they may be considered to have remaining maturities of 397 days or less.

WHEN-ISSUED SECURITIES. The Portfolio may buy when-issued securities or sell securities on a delayed-delivery basis. This means that delivery and payment for the securities normally will take place approximately 15 to 90 days after the date of the transaction. The payment obligation and the interest rate that will be received are each fixed at the time the buyer enters into the commitment. During the period between purchase and settlement, the purchaser makes no payment and no interest accrues to the purchaser. However, when a security is sold on a delayed-delivery basis, the seller does not participate in further gains or losses with respect to the security. If the other party to a when-issued or delayed-delivery transaction fails to transfer or pay for the securities, the Portfolio could miss a favorable price or yield opportunity or could suffer a loss.

While the Portfolio initially commits to purchase such securities with the purpose of actually acquiring them, the Portfolio may subsequently (i) dispose of the commitment before the settlement date if it is deemed advisable as a matter of investment strategy or (ii) sell the underlying securities before they are delivered, which may result in gains or losses. The Portfolio may also designate liquid assets, marked to market daily, maintained at a value equal to its current obligations for when-issued securities.

When the Portfolio makes a commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security each day in determining net asset value per share, subject to changes in market value generally, based upon changes in the level of interest rates. Thus, upon delivery the market value of the security may be higher or lower than its cost, thereby increasing or decreasing the Portfolio's net asset value. When payment for a when-issued security is due, the Portfolio will meet its obligations from then-available cash flow, the sale of any previously designated liquid assets, the sale of other securities, or from the sale of the when-issued securities themselves. The sale of securities to meet a when-issued purchase obligation creates the potential for the realization of capital gains or losses.

                             INVESTMENT LIMITATIONS

Except as otherwise provided, the Portfolio and the Series have adopted the investment limitations set forth below. These limitations are fundamental policies that may not be changed without the affirmative vote of the lesser of
(i) 67% or more of the shares of the Portfolio present at a shareholders meeting if holders of more than 50% of the outstanding shares of the Portfolio are present in person or by proxy or (ii) more than 50% of the outstanding shares of the Portfolio. If any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Portfolio's assets or redemptions of shares will not be considered a violation of the limitation. The following limitations apply to the Portfolio to the same extent as it applies to the Series.

BALENTINE MONEY MARKET PORTFOLIO: The Balentine Money Market Portfolio will not as a matter of fundamental policy:

1. purchase the securities of any one issuer if, as a result, more than 5% of the Portfolio's total assets would be invested in the securities of such issuer, or the Portfolio would own or hold 10% or more of the outstanding voting securities of that issuer, provided that (1) the Portfolio may invest up to 25% of its total assets without regard to these limitations, and (2) these limitations do not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

2. purchase securities of any issuer if, as a result, more than 25% of the Portfolio's total assets would be invested in the securities of one or more issuers having their principal business activities in the same industry, provided that the Portfolio may invest more than 25% of its total assets in the obligations of banks;

3. borrow money, except (1) from a bank for temporary or emergency purposes (not for leveraging or investment) or (2) by engaging in reverse repurchase agreements if the Portfolio's borrowings do not exceed an amount equal to 33 1/3% of the current value of its assets taken at market value, less liabilities other than borrowings;

4. make loans to other persons, except by (1) purchasing debt securities in accordance with its investment objective, policies and limitations; (2) entering into repurchase agreements; or (3) engaging in securities loan transactions limited to 33 1/3% of the value of the Portfolio's total assets;

5. underwrite any issue of securities, except to the extent that the Portfolio may be considered to be acting as an underwriter in connection with the disposition of any portfolio security;

6. purchase or sell real estate, provided that the Portfolio may invest in obligations secured by real estate or interests therein or obligations issued by companies that invest in real estate or interests therein;

7. purchase or sell physical commodities or contracts, provided that currencies and currency-related contracts will not be deemed physical commodities; or

8. issue senior securities, except as appropriate to evidence indebtedness that the Portfolio is permitted to incur, provided that the Portfolio's use of options, futures contracts and options thereon or currency-related contracts will not be deemed to be senior securities for this purpose.

The investment limitations described above do not prohibit the Portfolio from investing all or substantially all of its assets in the shares of another registered open-end investment company such as its corresponding series of the Trust.

With respect to the exclusion from the investment limitation described in number 2 above, the Fund has been advised that it is the SEC staff's current position, that the exclusion may be applied only to U.S. bank obligations; the Portfolio, however, will consider both foreign and U.S. bank obligations within this exclusion. Neither finance companies as a group nor utility companies as a group are considered a single industry for purposes of this policy.

The following non-fundamental policies apply to the Balentine Money Market Portfolio unless otherwise indicated, and the Board of Trustees may change them without shareholder approval. The Portfolio will not:

1.    make short sales of securities except short sales against the box;

2. purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities;

3. purchase additional portfolio securities if its outstanding borrowings exceed 5% of the value of its total assets, and if at any time the Portfolio's bank borrowings exceed its fundamental borrowing limitations due to a decline in net assets, such borrowings will be promptly (within 3 days) reduced to the extent necessary to comply with such limitations;

4. make loans of portfolio securities unless such loans are fully collateralized by cash, securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or any combination of cash and securities, marked to market daily; or

5. purchase the securities of any one issuer if as a result more than 5% of the Portfolio's total assets would be invested in the securities of such issuer, provided that this limitation does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

                              TRUSTEES AND OFFICERS

The following tables present certain information regarding the Board of Trustees and officers of the Fund. All persons named as Trustees and officers also serve in a similar capacity for the Trust. Each person listed under "Interested Trustees" below is an "interested person" of the Fund, the Trust, its investment adviser and sub-advisers within the meaning of the 1940 Act. Each person who is not an "interested person" of the Fund, the Trust or its investment advisers or sub-advisers within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below. For purposes of the information below, "Fund Complex" refers to the Fund and the Trust, collectively. The address of each Trustee as it relates to the Fund's business is 1100 North Market Street, Wilmington, DE 19890.

INTERESTED TRUSTEES

                                                                                                NUMBER OF
                                                                                PRINCIPAL     PORTFOLIOS IN
                                                         TERM OF OFFICE       OCCUPATION(S)    FUND COMPLEX         OTHER
                                     POSITION(S) HELD    AND LENGTH OF         DURING PAST      OVERSEEN BY     DIRECTORSHIPS
NAME, ADDRESS AND DATE OF BIRTH          WITH FUND        TIME SERVED          FIVE YEARS        TRUSTEE       HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------
ROBERT J. CHRISTIAN(1)                Trustee, Chief   Shall serve until   Executive Vice           58       Wilmington Low
Date of Birth: 2/49                 Executive Officer, death, resignation  President and                     Volatility Fund of
                                       President and   or removal.         Chief Investment                  Funds (close-end
                                      Chairman of the  Trustee, President  Officer of                        registered
                                           Board       and Chairman of the Wilmington Trust                  investment company)
                                                       Board since October Company since
                                                       1998                February 1996;
                                                                           and President of
                                                                           Rodney Square
                                                                           Management
                                                                           Corporation since
                                                                           February 1996

WILLIAM P. RICHARDS, JR.(2)               Trustee      Shall serve until   Managing Director        58               None
Date of Birth:  11/36                                  death, resignation  and Senior
                                                       or removal.         Portfolio
                                                       Trustee since       Manager, Roxbury
                                                       October 1999        Capital
                                                                           Management
                                                                           LLC
                                                                           (registered
                                                                           investment
                                                                           adviser)
                                                                           since
                                                                           1998.

      1 Mr. Christian is an "Interested Trustee" by reason of his position as Director of Rodney Square Management Corporation, an investment adviser to the Trust.

      2 Mr. Richards is an "Interested Trustee" by reason of his position as Managing Director of Roxbury Capital Management LLC, an investment adviser to the Trust.

INDEPENDENT TRUSTEES

                                                                                             NUMBER OF
                                                                      PRINCIPAL            PORTFOLIOS IN
                                           TERM OF OFFICE AND       OCCUPATION(S)           FUND COMPLEX          OTHER
NAME, ADDRESS AND DATE  POSITION(S) HELD     LENGTH OF TIME       DURING PAST FIVE          OVERSEEN BY       DIRECTORSHIPS
       OF BIRTH             WITH FUND           SERVED                  YEARS                 TRUSTEE        HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
ROBERT ARNOLD               Trustee       Shall serve until       Founder and                    58               None
Date of Birth: 3/44                       death, resignation or   co-manages, R. H.
                                          removal; Trustee        Arnold & Co., Inc.
                                          since May 1997          (investment banking
                                                                  company) since 1989

DR. ERIC BRUCKER            Trustee       Shall serve until       Dean, School of                58        Wilmington Low
Date of Birth: 12/41                      death, resignation or   Business                                 Volatility Fund of
                                          removal; Trustee        Administration of                        Funds (close-end
                                          since October 1999      Widener University                       registered
                                                                  since July 2001; and                     investment company)
                                                                  prior to that, Dean,
                                                                  College of Business,
                                                                  Public Policy and
                                                                  Health at the
                                                                  University of Maine
                                                                  from September 1998
                                                                  to June 2001

NICHOLAS A. GIORDANO        Trustee       Shall serve until       Consultant, financial          58        Kalmar Pooled
Date of Birth: 3/43                       death, resignation or   services                                 Investment Trust;
                                          removal; Trustee        organizations from                       Independence Blue
                                          since October 1998      1997 to present; and                     Cross; Selas
                                                                  Interim President,                       Corporation of
                                                                  LaSalle University                       America
                                                                  from 1998 to 1999                        (industrial
                                                                                                           furnaces and
                                                                                                           ovens); and
                                                                                                           Wilmington Low
                                                                                                           Volatility Fund of
                                                                                                           Funds (close-end
                                                                                                           registered
                                                                                                           investment company)

LOUIS KLEIN, JR.            Trustee       Shall serve until       Self-employed                  58        WHX Corporation
Date of Birth: 5/35                       death, resignation or   financial consultant                     (industrial
                                          removal; Trustee        since 1991                               manufacturer)
                                          since October 1999

INDEPENDENT TRUSTEES

                                                                                             NUMBER OF
                                                                      PRINCIPAL            PORTFOLIOS IN
                                           TERM OF OFFICE AND       OCCUPATION(S)           FUND COMPLEX          OTHER
NAME, ADDRESS AND DATE  POSITION(S) HELD     LENGTH OF TIME       DURING PAST FIVE          OVERSEEN BY       DIRECTORSHIPS
       OF BIRTH             WITH FUND           SERVED                  YEARS                 TRUSTEE        HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
CLEMENT C. MOORE, II        Trustee       Shall serve until       Managing Partner,              58               None
Date of Birth: 9/44                       death, resignation or   Mariemont Holdings,
                                          removal; Trustee        LLC, (real estate
                                          since October 1999      holding and
                                                                  development company)
                                                                  since 1980

JOHN J. QUINDLEN            Trustee       Shall serve until       Retired since 1993             58               None
Date of Birth: 5/32                       death, resignation or
                                          removal; Trustee
                                          since October 1999

MARK A. SARGENT             Trustee       Shall serve until       Dean and Professor of          58        Wilmington Low
Date of Birth: 4/51                       death, resignation or   Law, Villanova                           Volatility Fund of
                                          removal; Trustee        University School of                     Funds (close-end
                                          since November 2001     Law since July 1997                      registered
                                                                                                           investment company)

      As of the date of this SAI, none of the Independent Trustees nor any of their immediate family members (i.e. spouse or dependent children) serves as an officer or director or is an employee of, the Fund, the Trust, any of the Trust's investment advisers, sub-advisers or distributor, or any of their respective affiliates. Nor do any of such persons serve as an officer or director or is an employee of any company controlled by or under common control with such entities.

EXECUTIVE OFFICERS

                                                                                                   NUMBER OF
                                                                             PRINCIPAL           PORTFOLIOS IN
                                               TERM OF OFFICE AND          OCCUPATION(S)          FUND COMPLEX          OTHER
NAME, ADDRESS AND DATE        POSITION(S)        LENGTH OF TIME           DURING PAST FIVE         OVERSEEN BY      DIRECTORSHIPS
       OF BIRTH                HELD FUND             SERVED                   YEARS                 OFFICER        HELD BY OFFICER
----------------------------------------------------------------------------------------------------------------------------------
ERIC K. CHEUNG              Vice President     Shall serve at the       Vice President,               N/A              N/A
 1100 North Market Street                      pleasure of the Board    Wilmington Trust
Wilmington, DE 19890                           and until successor is   Company since 1986;
Date of Birth: 12/54                           elected and qualified;   and Vice President
                                               Officer since October    and Director of
                                               1998                     Rodney Square
                                                                        Management
                                                                        Corporation since 2001

JOSEPH M. FAHEY, JR.        Vice President     Shall serve at the       Vice President,               N/A              N/A
1100 North Market Street                       pleasure of the Board    Rodney Square
Wilmington, DE 19890                           and until successor is   Management
                                               elected and qualified;   Corporation since 1992
Date of Birth: 1/57                            Officer since November
                                               1999

FRED FILOON                 Vice President     Shall serve at the       Senior Vice                   N/A              N/A
520 Madison Avenue                             pleasure of the Board    President, Cramer
New York, NY 10022                             and until successor is   Rosenthal McGlynn LLC
Date of Birth: 3/42                            elected and qualified;   since 1989
                                               Officer since August
                                               2000

JOHN R. GILES               Chief Financial    Shall serve at the       Senior Vice                   N/A              N/A
1100 North Market Street    Officer and Vice   pleasure of the Board    President, Wilmington
Wilmington, DE 19890        President          and until successor is   Trust Company since
Date of Birth: 8/57                            elected and qualified;   1996
                                               Officer since December
                                               1999

                            Vice President     Shall serve at the                                     N/A              N/A
                            and Treasurer      pleasure of the Board
                                               and until successor is
                                               selected and
                                               qualified; Officer
                                               since _____

LEAH M. ANDERSON            Secretary          Shall serve at the       Officer, Wilmington           N/A              N/A
1100 North Market Street                       pleasure of the Board    Trust Company since
Wilmington, DE 19890                           and until successor is   1998; and Officer,
Date of Birth:  8/65                           elected and qualified;   Rodney Square
                                               Officer since October    Management
                                               2002                     Corporation since 1992

RESPONSIBILITIES OF THE BOARD AND ITS COMMITTEES

The primary responsibility of the Board is to represent the interests of the shareholders of the Portfolio and to provide oversight management of the Portfolio. Currently, the Board is comprised of nine individuals, two of whom are considered Interested Trustees. The remaining Trustees are Independent Trustees. The Board meets multiple times during the year (but at least quarterly) to review the investment performance of the Portfolio and other operational matters, including policies and procedures with respect to compliance with regulatory and other requirements. The Board met five times during the fiscal year ended June 30, 2004. Currently, the Board has an Audit Committee, a Nominating and Governance Committee and a Regulatory Oversight Committee. The responsibilities of each committee and its members are described below.

AUDIT COMMITTEE. The Board has an Audit Committee comprised of Messrs. Giordano, Klein and Quindlen, each an Independent Trustee. Mr. Giordano serves as the chairman of the Committee. Pursuant to its charter, the Audit Committee has the responsibility, among others, to (1) select the Fund's independent auditors; (2) review and approve the scope of the independent auditors' audit activity; (3) review the financial statements which are the subject of the independent auditors' certifications; and (4) review with such independent auditors the adequacy of the Fund's basic accounting system and the effectiveness of the Fund's internal accounting controls. During the fiscal year ended June 30, 2004, there were four meetings of the Audit Committee.

NOMINATING AND GOVERNANCE COMMITTEE. The Board has a Nominating and Governance Committee comprised of Messrs. Giordano, Quindlen and Sargent, each an Independent Trustee. Mr. Sargent serves as chairman of the Committee. The Committee is responsible for formulating a statement of corporate governance; assessing the size, structure and composition of the Board; determining trustee qualifications guidelines as well as compensation, insurance and indemnification of trustees; identifying Trustee candidates; oversight of Board self-evaluations; and identifying, from time to time, qualified candidates to serve as the Chief Compliance Officer for the Fund. During the fiscal year ended June 30, 2004, there was one meeting of the Committee. The Committee will consider nominee candidates recommended by shareholders. Shareholders who wish to recommend individuals for consideration by the Committee as nominee candidates may do so by submitting a written recommendation to the Secretary of the Fund at: 1100 North Market Street, 9th Floor, Wilmington, DE 19890. Submissions must include sufficient biographical information concerning the recommended individual, including age, at least ten years of employment history with employer names and a description of the employer's business, and a list of board memberships (if any). The submission must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected. Recommendations must be received in a sufficient time, as determined by the Committee in its sole discretion, prior to the date proposed for the consideration of nominee candidates by the Board. Upon the written request of shareholders holding at least 10% of the Fund's shares in the aggregate, the Secretary shall present to any special meeting of shareholders such nominees for election as Trustees as specified in such written request.

REGULATORY OVERSIGHT COMMITTEE. The Board has a Regulatory Oversight Committee comprised of Messrs. Arnold, Brucker, Moore and Sargent, each an Independent Trustee. Mr. Moore serves as the chairman of the committee. The Regulatory Oversight Committee monitors regulatory developments in the mutual fund industry and focuses on various regulatory aspects of the operation of the Fund. The Committee also performs such other tasks as the Board deems necessary. During the fiscal year ended June 30, 2004, there were four meetings of the Regulatory Oversight Committee.

SECURITY AND OTHER INTERESTS. The following table sets forth the dollar range of equity securities beneficially owned by each Trustee in the Portfolio of the Trust and in all registered investment companies overseen by the Trustee within the Fund Complex as of December 31, 2003.

                                                                                      AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                   SECURITIES IN ALL REGISTERED INVESTMENT
                                         DOLLAR RANGE OF EQUITY SECURITIES IN        COMPANIES OVERSEEN BY TRUSTEE WITHIN
NAME OF TRUSTEE                                      THE PORTFOLIO                     THE FAMILY OF INVESTMENT COMPANIES
--------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES

Robert J. Christian                                      None                                   Over $100,000

William P. Richards                                      None                                       None

INDEPENDENT TRUSTEES

Robert Arnold                                            None                                 $50,001- $100,000

Eric Brucker                                             None                                 $10,001 - $50,000

Nicholas Giordano                                        None                                 $10,001 - $50,000

Louis Klein, Jr.                                         None                                   Over $100,000

Clement C. Moore, II                                     None                                   Over $100,000

John J. Quindlen                                         None                                   Over $100,000

Mark A. Sargent                                          None                                 $10,001 - $50,000

As of December 31, 2003, none of the Independent Trustees or their respective immediate family members (spouse or dependent children) owned beneficially or of record an interest in any of the Trust's investment advisers or the Distributor, or in any person directly or indirectly controlling, controlled by, or under common control with such entities.

INVESTMENT ADVISORY AGREEMENT APPROVAL. The Portfolio's assets are invested in a corresponding series of the Trust that has the same investment objective, strategies and limitations as the investing Portfolio. Since the Portfolio operates as a "feeder fund" in a master/feeder structure with the Series, the Portfolio does not have an investment adviser that directly manages its assets. The Portfolio receives investment advisory services indirectly from the investment adviser of the Series. The Trust has retained Rodney Square Management Corporation ("RSMC") to manage the assets of the Series of the Trust pursuant to an investment advisory agreement (the "Investment Advisory Agreement"), which has been approved by the Board of Trustees of the Trust including the Independent Trustees. The Investment Advisory Agreement has an initial term of two years and continues in effect from year to year thereafter if such continuance is specifically approved at least annually by the Trust's Board of Trustees or by a majority of the outstanding voting securities of the Series, and, in either event, by a majority of the Independent Trustees of the Trust casting votes in person at a meeting called for such purpose.

The Board's decision to approve the Investment Advisory Agreement reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the Investment Advisory Agreement, the Board considered many factors, including: (1) the investment objective and long-term performance of the Portfolio and the Series; (2) RSMC's management philosophy, personnel and processes; (3) the expectations of shareholders; (4) the state of competition in the mutual fund industry; (5) comparable fees in the mutual fund industry; (6) the range and quality of services provided to the Series and the Portfolio and its shareholders in addition to investment advisory services; and
(7) the Portfolio's relationship to other portfolios in the Fund Complex.

In assessing RSMC's performance of its obligations, the Board also considered whether there has occurred a circumstance or event that would constitute a reason for it to not renew or approve the Investment Advisory Agreement. In this regard, the Board was mindful of the potential disruption to the operations of the Series and the

Portfolio and the risks or other effects that could occur as a result of a decision to terminate or not renew or approve the Investment Advisory Agreement. In particular, the Board recognized that most shareholders have invested in the Portfolio on the strength of RSMC's reputation and in the expectation that RSMC will have a continuing role in providing advisory services to the Portfolio.

The Board also considered the compensation and benefits received by RSMC. This includes fees received for services provided to the Series by RSMC or its affiliates and research services received by RSMC from brokers that execute trades for the Series, as well as advisory fees. The Board was aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an investment adviser's compensation: (1) the nature and quality of the services provided by the investment adviser, including the performance of the Series; (2) the investment adviser's cost of providing the services; (3) the extent to which the investment adviser may realize "economies of scale" as the Series grows larger;
(4) any indirect benefits that may accrue to the investment adviser and its affiliates as a result of the investment adviser's relationship with the Portfolio; (5) performance and expenses of comparable funds; and (6) the extent to which the Independent Trustees are fully informed about the facts bearing on the investment adviser's services and fees. The Board was aware of these factors and took them into account in its review of the Investment Advisory Agreement.

The Board considered these circumstances in light of its accumulated experience in governing the Trust and the Fund and working with the investment adviser on matters relating to the Trust and the Fund, and was assisted by the advice of legal counsel. In this regard, the Board received a significant amount of information about the Series, the Portfolio, RSMC and the Wilmington Trust Company ("Wilmington Trust") organization on an ongoing basis. RSMC and Wilmington Trust provide information at each regular meeting of the Board, and furnish additional reports in connection with the Board's formal review of the Investment Advisory Agreement. Thus, the Board's evaluation of the Investment Advisory Agreement is informed by reports concerning such matters as: (1) RSMC's investment philosophy, personnel and processes; (2) the Series' short-term and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor funds), and commentary on the reasons for the Series' performance; (3) the Portfolio's expenses (including the advisory fee itself and the overall expense structure of the Portfolio both in absolute terms and relative to competing funds, with due regard for contractual or voluntary expense limitations); (4) the use and allocation of brokerage commissions derived from trading the Series' portfolio securities; (5) the nature and extent of advisory and other services provided to the Series by RSMC and its affiliates; (6) compliance and audit reports concerning the Portfolio and the companies that service them; and (7) relevant developments in the mutual fund industry. The Board also considered the relationship of the Portfolio to other portfolios in the Fund Complex, the interdependence resulting from shareholders' asset allocation processes and the exchange privileges between portfolios in the Fund Complex.

Not all of the factors and considerations identified above are relevant to the Series, nor does the Board consider any one of them to be determinative. The Board based its decision to approve the Investment Advisory Agreement on all the relevant factors in light of its reasonable business judgment, and with a view to past and future long-term considerations.

The Investment Advisory Agreement may be terminated by the Trust or RSMC on sixty days written notice without penalty. The Investment Advisory Agreement will also terminate automatically in the event of its assignment as defined in the 1940 Act.

Additional information regarding the Investment Advisory Agreement and the fees paid to RSMC may be found under the heading "Investment Advisory and Other Services" in this SAI.

COMPENSATION. In addition to the fees below, the Fund and the Trust reimburse the Independent for their related business expenses. The fees and expenses of the Independent Trustees are paid by the Fund. The following table shows the fees paid during the fiscal year ended June 30, 2004 to the Independent Trustees for their service to the Fund and the total compensation paid to the Trustees by the Fund Complex.

                                                                                                        TOTAL
                                                  PENSION OR RETIREMENT                              COMPENSATION
                                  AGGREGATE         BENEFITS ACCRUED AS         ESTIMATED             FROM FUND
                                COMPENSATION          PART OF FUND            ANNUAL BENEFITS          COMPLEX
INDEPENDENT TRUSTEE             FROM THE FUND            EXPENSES             UPON RETIREMENT       PAID TO TRUSTEES
--------------------------------------------------------------------------------------------------------------------
Robert H. Arnold                  $37,125                  None                    None               $49,500(1)

Dr. Eric Brucker                  $37,125                  None                    None               $49,500(2)

Nicholas Giordano                 $37,125                  None                    None               $49,500(2)

Louis Klein, Jr.                  $37,125                  None                    None               $49,500(1)

Clement C. Moore, II              $36,000                  None                    None               $48,000(1)

John J. Quindlen                  $37,125                  None                    None               $49,500(1)

Mark A. Sargent                   $37,125                  None                    None               $49,500(2)

(1)   Includes compensation from one other investment company in the Fund
      Complex.

(2)   Includes compensation from two other investment companies in the Fund
      Complex.

                                 CODE OF ETHICS

In accordance with Rule 17j-1 of the 1940 Act, the Fund, the Trust, the investment adviser to the Series and the Distributor have adopted Codes of Ethics. The Codes are intended to prohibit or restrict transactions that may be deemed to create a conflict of interest among the investment adviser, the Distributor, the Trust or the Fund. Each Code identifies the specific employees, officers or other persons who are subject thereto and all are required to abide by the provisions thereunder. Persons covered under the Codes may engage in personal trading for their own accounts, including securities that may also be purchased or held or traded by a Series under certain circumstances.

Under the Joint Code of Ethics adopted by the Trust and the Fund, personal trading is subject to specific restrictions, limitations, guidelines and other conditions. Under the individual Code of Ethics adopted by RSMC, personal trading is subject to pre-clearance and other conditions set forth in the Code. Pre-clearance of personal trading is a new policy for RSMC and at the present time RSMC is in the process of formulating the processes to implement this policy.

On an annual basis or whenever deemed necessary, the Board of Trustees reviews reports regarding the Codes of Ethics relative to the Trust and the Fund, including information about any material violations of the Codes. The Codes are publicly available as exhibits to the Fund's registration statement filed with the SEC.

PROXY VOTING. The Board of Trustees has adopted general proxy voting procedures and thereunder delegated the responsibility for exercising the voting rights associated with the securities purchased and/or held by a Series to the investment adviser, subject to the Board's continuing oversight. In exercising its voting obligations, the investment adviser is guided by general fiduciary principles. It must act prudently, solely in the interest of the Series, and for the purpose of providing benefits to the Series. The investment adviser will consider the factors that could affect the value of the Series' investment in its determination on a vote.

RSMC has identified certain significant contributors to shareholder value with respect to a number of common or routine matters that are often the subject of proxy solicitations for shareholder meetings. RSMC's proxy voting procedures address these considerations and establish a framework for its consideration of a vote that would be appropriate for the Series. In particular, the proxy voting procedures outline principles and factors to be considered in the exercise of voting authority for proposals addressing many common or routine matters.

Finally, the proxy voting procedures establish a protocol for voting of proxies in cases in which the investment adviser may have a potential conflict of interest arising from, among other things, a direct business relationship or financial interest in a company soliciting proxies. In such instances, the investment adviser will submit a separate report to the Trustees indicating the nature of the potential conflict of interest and how the determination of such vote was achieved. RSMC's proxy voting policies and procedures are attached hereto as Exhibit B.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Persons or organizations beneficially owning 25% or more of the outstanding shares of the Portfolio are presumed to "control" the Portfolio. As a result, those persons or organizations could have the ability to take action with respect to the Portfolio without the consent or approval of other shareholders. As of ______________, officers and Trustees of the Fund owned individually and together less than 1% of the Fund's and the Portfolio's outstanding shares As of ___________________, the name, address and percentage ownership of each entity that owned of record or beneficially 5% or more of the outstanding shares of any class of the Portfolio were as follows:

Pershing                                                  100.00%
For Exclusive Benefit of Balentine
Money Fund Customer Accounts
Attention: Cash Management Services, 9th Fl
1 Pershing Plaza
Jersey City, NJ 07399

                          INVESTMENT ADVISORY SERVICES

RODNEY SQUARE MANAGEMENT CORPORATION

RSMC serves as the investment adviser to the Premier Money Market Series (the "Series"). RSMC is located at 1100 North Market Street, Wilmington, Delaware 19890 and is a Delaware corporation organized on September 17, 1981. It is a wholly owned subsidiary of Wilmington Trust Corporation.

Several affiliates of RSMC are also engaged in the investment advisory business. Wilmington Trust FSB, a wholly owned subsidiary of Wilmington Trust Corporation, is a registered investment adviser. In addition, Wilmington Brokerage Services Company and Balentine & Company LLC, subsidiaries of Wilmington Trust, are registered investment advisers and broker-dealers. Cramer Rosenthal McGlynn, ("CRM") and Roxbury Capital Management ("Roxbury") are both registered investment advisers. Wilmington Trust Corporation has a controlling interest in both CRM and Roxbury.

Under the Investment Advisory Agreement dated May 9, 2001, the Series pays a monthly fee to RSMC at the annual rate of 0.20% of its average daily net assets. Such fee is accrued daily and paid monthly. RSMC has contractually agreed to waive a portion of its advisory fee, or reimburse expenses to the extent total operating expenses of the Portfolio exceed 0.93%. This waiver will remain in place until the Board of Trustees of the Trust approves its termination.

For its services as adviser to the Series for the fiscal years ended June 30, 2002, June 30, 2003 and 2004, RSMC received the $1,270,445, $1,323,465 and
$________, respectively.

ADVISORY SERVICES. Under the terms of the Investment Advisory Agreement, RSMC agrees to: (a) direct the investments of the Series, subject to and in accordance with the Series' investment objective, policies and limitations set forth in the Prospectus and this SAI; (b) purchase and sell for the Series, securities and other investments consistent with the Series' objectives and policies; (c) supply office facilities, equipment and personnel necessary for servicing the investments of the Series; (d) pay the salaries of all personnel of the investment adviser performing services relating to research, statistical and investment activities on behalf of the Series; (e) make available and provide such information as the Series and/or its administrator may reasonably request for use in the preparation of its registration statement, reports and other documents required by any applicable federal, foreign or state statutes or regulations; (f) make its officers and employees available to the Trustees and officers of the Trust for consultation and discussion regarding the management of the Series and its investment activities. Additionally, RSMC agrees to create and maintain all necessary records in accordance with all applicable laws, rules and regulations pertaining to the various functions performed by it and not otherwise created and maintained by another party pursuant to contract with the Series. RSMC and the Trust may at any time or times, upon approval by the Board of Trustees, enter into one or more sub-advisory agreements with a sub-adviser pursuant to which RSMC delegates any or all of its duties as listed above.

The Investment Advisory Agreement provides that RSMC shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Series in connection with the matters to which the agreement relates, except to the extent of a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its obligations and duties under the agreement.

The salaries of any officers and the Interested Trustees of the Fund and the Trust who are affiliated with RSMC and the salaries of all personnel of RSMC performing services for the Trust relating to research, statistical and investment activities are paid by RSMC. The Portfolio pays its respective pro rata portion of the advisory fee payable by the Series.

                     ADMINISTRATION AND ACCOUNTING SERVICES

Pursuant to an Administration and Accounting Services Agreement dated ___________, PFPC Inc. performs certain administrative and accounting services for the Fund such as preparing shareholder reports, providing statistical and research data, assisting RSMC in compliance monitoring activities, and preparing and filing federal and state tax returns on behalf of the Fund. In addition, PFPC prepares and files certain reports with the appropriate regulatory agencies and prepares certain materials required by the SEC or any state securities commission having jurisdiction over the Fund. The accounting services performed by PFPC include determining the net asset value per share of the Portfolio and maintaining records relating to the securities transactions of the Portfolio. For its services, the Fund pays RSMC a fee of 0.09% of the Portfolio's average daily net assets up to $1 billion; 0.07% of the next $500 million of average daily net assets; 0.05% of the next $500 million average daily net assets; and 0.03% of the Portfolio's average daily net assets that are greater than $2 billion. Prior to ______________, RSMC provided administrative and accounting services to the Fund and PFPC provided administrative and accounting services as a sub-administrator. Accordingly, PFPC received administrative and fees, whether as administrator or sub-administrator of ____________, __________________, and ________________, for fiscal years ended June 30, 2004, 2003 and 2002, respectively.

                          ADDITIONAL SERVICE PROVIDERS

INDEPENDENT AUDITORS. ______________________________________, serves as the independent auditor to the Fund and the Trust, providing services which include
(1) auditing the annual financial statements for the Portfolio, (2) assistance and consultation in connection with SEC filings and (3) review of the annual Federal income tax returns filed on behalf of the Portfolio.

LEGAL COUNSEL. Pepper Hamilton LLP, 3000 Two Logan Square, 18th and Arch Streets, Philadelphia, PA 19103, serves as counsel to the Fund and the Trust.

CUSTODIAN. Wilmington Trust Company, 1100 North Market Street, Wilmington, DE 19890, serves as the Custodian. The Custodian's services include, in addition to the custody of all cash and securities owned by the Fund and Trust, the maintenance of custody accounts in the Custodian's trust department, the segregation of all certificated securities owned by the Fund and Trust, the appointment of authorized agents as sub-custodians, disbursement of funds from the custody accounts of the Fund and Trust, releasing and delivering securities from the custody accounts of the Fund and Trust, maintaining records with respect to such custody accounts, delivering to the Fund and Trust a daily and monthly statement with respect to such custody accounts, and causing proxies to be executed. Wilmington Trust Company receives a fee for its services based on the average daily net assets of the Trust and has appointed PFPC Trust Company as Sub-Custodian of the Fund and the Trust.

TRANSFER AGENT. PFPC Inc., 760 Moore Road, King of Prussia, Pennsylvania 19406, serves as the Transfer Agent and Dividend Paying Agent.

                   DISTRIBUTION OF SHARES AND RULE 12B-1 PLAN

Professional Funds Distributor, LLC (the "Distributor"), is currently located at 760 Moore Road, King of Prussia, PA 19406. The Distributor serves as the underwriter of the Portfolio's shares pursuant to a Distribution Agreement with the Fund. Pursuant to the terms of the Distribution Agreement, the Distributor is granted the right to sell the shares of the Portfolio as agent for the Fund. Shares of the Portfolio are offered continuously.

Under the terms of the Distribution Agreement, the Distributor agrees to use efforts deemed appropriate by the Distributor to solicit orders for the sale of shares of the Portfolio and will undertake such advertising and promotions as it believes reasonable in connection with such solicitation. To the extent that the Distributor receives fees under the Portfolio's Plan of Distribution adopted pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan"), the Distributor will furnish or enter into arrangement with others for the furnishing of marketing or sales services as may be required pursuant to such plan. Moreover, to the extent that the Distributor receives shareholders service fees under any shareholder services plan adopted by the Portfolio, the Distributor will furnish or enter into arrangements with others for the furnishing of personal or account maintenance services with respect to the relevant shareholders of the Portfolio as may be required pursuant to such plan.

The Distribution Agreement became effective as of January 1, 2004 and continues in effect for a period of two years. Thereafter, the agreement may continue in effect for successive annual periods provided such continuance is approved at least annually by a majority of the Trustees, including a majority of the Independent Trustees. The Distribution Agreement provides that the Distributor, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement, will not be liable to the Portfolio or its shareholders for losses arising in connection with the sale of Portfolio shares.

The Distribution Agreement terminates automatically in the event of an assignment. The Distribution Agreement is also terminable without payment of any penalty with respect to the Portfolio (i) by vote of a majority of the Trustees of the Portfolio who are not interested persons of the Portfolio and who have no direct or indirect financial interest in the operation of the 12b-1 Plan or any agreements related to the 12b-1 Plan, or by vote of a majority of the outstanding voting securities of the Portfolio on sixty (60) days' written notice to the Distributor; or (ii) by the Distributor on sixty (60) days' written notice to the Portfolio. The Distributor will be compensated for distribution services according to the 12b-1 Plan regardless of the Distributor's expenses. The 12b-1 Plan provides that the Distributor will be paid for distribution activities such as public relations services, telephone services, sales presentations, media charges, preparation, printing and mailing advertising and sales literature, data processing necessary to support a distribution effort and printing and mailing of prospectuses to prospective shareholders. Additionally, the Distributor may pay certain financial institutions ("Service Organizations") such as banks or broker-dealers who have entered into servicing agreements with the Distributor and other financial institutions for distribution and shareholder servicing activities.

The 12b-1 Plan further provides that payment shall be made for any month only to the extent that such payment does not exceed (i) 0.60% on an annualized basis of the Portfolio's average net assets; and (ii) limitations set from time to time by the Board of Trustees, the Distributor for making payments to certain Service Organizations who have sold shares of the Portfolio, and for other distribution expenses.

Under the 12b-1 Plan, any payments made by RSMC out of its advisory fee, not to exceed the amount of that fee, to any third parties (including banks), including payments for shareholder servicing and transfer agent functions, deemed to be indirect financing by the Portfolio of the distribution of its shares, are authorized. The Series may execute portfolio transactions with and purchase securities issued by depository institutions that receive payments under the 12b-1 Plan. In selecting portfolio investments, the Portfolio will give no preference to instruments issued by such depository institutions.

For the fiscal year ended June 30, 2004, the Portfolio paid to the Distributor 12b-1 fees in respect of broker-dealer compensation of $_________

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS. The investment adviser places all portfolio transactions on behalf of the Series, selects broker-dealers for such transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. Debt securities purchased and sold by the Series are generally traded on the dealer market on a net basis (i.e., without commission) through dealers acting for their own account and not as brokers, or otherwise involve transactions directly with the issuer of the instrument. This means that a dealer (the securities firm or bank dealing with the Series) makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a spread. When securities are purchased in underwritten offerings, they include a fixed amount of compensation to the underwriter.

BROKERAGE SELECTION. The primary objective of the investment adviser in placing orders on behalf of the Series for the purchase and sale of securities is to obtain best execution at the most favorable prices through responsible brokers or dealers and, where the spread or commission rates are negotiable, at competitive rates. In selecting and monitoring a broker or dealer, the investment adviser considers, among other things: (i) the price of the securities to be purchased or sold; (ii) the rate of the spread or commission; (iii) the size and difficulty of the order; (iv) the nature and character of the spread or commission for the securities to be purchased or sold; (v) the reliability, integrity, financial condition, general execution and operational capability of the broker or dealer; and (vi) the quality of any research or statistical services provided by the broker or dealer to the Series or to the investment adviser.

ALLOCATION OF FUND TRANSACTIONS. Some of the investment adviser's other clients have investment objectives and programs similar to that of the Series. Occasionally, recommendations made to other clients may result in their purchasing or selling securities simultaneously with the Series. Consequently, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities. It is the policy of the investment adviser not to favor one client over another in making recommendations or in placing orders. In the event of a simultaneous transaction, purchases or sales are averaged as to price, transaction costs are allocated between the Series and other clients participating in the transaction on a pro rata basis and purchases and sales are normally allocated between the Series and the other clients as to amount according to a formula determined prior to the execution of such transactions.

                       CAPITAL STOCK AND OTHER SECURITIES

The Portfolio issues and offers one class of shares. The shares of the Portfolio, when issued and paid for in accordance with the prospectus, will be fully paid and non-assessable shares, with equal voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature.

Shares of the Portfolio entitle holders to one vote per share and fractional votes for fractional shares held. Shares have non-cumulative voting rights, do not have preemptive or subscription rights and are transferable. The Portfolio and class take separate votes on matters affecting only the Portfolio or class. For example, a change in the fundamental investment policies for the Portfolio would be voted upon only by shareholders of the Portfolio and not by shareholders of other portfolios of the Fund.

The Portfolio does not hold annual meetings of shareholders. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record owning not less than 10% of the Portfolio's outstanding shares.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE OF SHARES. Information regarding the purchase of shares is discussed in the "Purchase of Shares" section of the prospectus. Additional methods to purchase shares are as follows:

Individual Retirement Accounts: You may purchase shares of the Portfolio for a tax-deferred retirement plan such as an individual retirement account ("IRA"). To order an application for an IRA and a brochure describing the Portfolio IRA, call the Transfer agent at (800) 336-9970. PFPC Trust Company, as custodian for each IRA account receives an annual fee of $10 per account, paid directly to PFPC Trust Company by the IRA shareholder. If the fee is not paid by the due date, the appropriate number of Portfolio shares owned by the IRA will be redeemed automatically as payment.

Automatic Investment Plan: You may purchase shares of the Portfolio through an Automatic Investment Plan ("AIP"). Under the AIP, the Transfer Agent, at regular intervals, will automatically debit your bank checking account in an amount of $50 or more (after the $1,000 minimum initial investment). You may elect to invest the specified amount monthly, bimonthly, quarterly, semiannually or annually. The purchase of Portfolio shares will be effected at its offering price at 2:00 p.m. Eastern time on or about the 20th day of a month. For an application for the Automatic Investment Plan, check the appropriate box of the application or call the Transfer Agent at (800) 336-9970. This service is generally not available for Wilmington Trust trust account clients, since similar services are provided through Wilmington Trust. This service also may not be available for Service Organization clients who are provided similar services through those organizations.

Payroll Investment Plan: The Payroll Investment Plan ("PIP") permits you to make regularly scheduled purchases of Portfolio shares through payroll deductions. To open a PIP account, you must submit a completed account application, payroll deduction form and the minimum initial deposit to your employer's payroll department. Then, a portion of your paychecks will automatically be transferred to your PIP account for as long as you wish to participate in the plan. It is the sole responsibility of your employer, not the Fund, the Distributor, the investment adviser or the Transfer Agent, to arrange for transactions under the PIP. The Fund reserves the right to vary its minimum purchase requirements for employees participating in a PIP.

REDEMPTION OF SHARES. Information regarding the redemption of shares is discussed in the "Redemption of Shares" section of the prospectus. Additional methods to redeem shares are as follows:

By Wire: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Portfolio account address of record if the address has been established for at least 60 days. In order to authorize the Transfer Agent to mail redemption proceeds to your account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Portfolio account address of record when you submit written instructions. You may change the bank account that you have designated to receive amounts redeemed at any time. Any request to change the bank account designated to receive redemption proceeds should be accompanied by a guarantee of the shareholder's signature by an eligible institution. A signature and a signature guarantee are required for each person in whose name the bank account is registered. Further documentation will be required to change the designated bank account when a corporation, other organization, trust, fiduciary or other institutional investor holds Portfolio shares.

Systematic Withdrawal Plan: If you own shares of the Portfolio with a value of $10,000 or more you may participate in the Systematic Withdrawal Plan ("SWP"). Under the SWP, you may automatically redeem a portion of your account monthly, bimonthly, quarterly, semiannually or annually. The minimum withdrawal available is $100. The redemption of Portfolio shares will be effected at the NAV determined at 2:00 p.m. Eastern time on or about the 25th day of the month. This service may not be available for certain Service Organizations, because a similar service may be provided through those organizations.

Additional Information Regarding Redemptions: To ensure proper authorization before redeeming shares of the Portfolio, the Transfer Agent may require additional documents such as, but not restricted to, stock powers, trust instruments, death certificates, appointments as fiduciary, certificates of corporate authority and waivers of tax required in some states when settling estates.

Clients of Service Organizations who have purchased shares of the Portfolio through their accounts with those Service Organizations should contact the Service Organization prior to submitting a redemption request to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, other organization, trust, fiduciary or other institutional investor, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign the necessary instruments of transfer. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within 7 days of acceptance of shares tendered for redemption. Delay may result if the purchase check has not yet cleared, but the delay will be no longer than required to verify that the purchase check has cleared, and the Portfolio will act as quickly as possible to minimize delay.

The value of shares redeemed may be more or less than the shareholder's cost, depending on the net asset value at the time of redemption. Redemption of shares may result in tax consequences (gain or loss) to the shareholder, and the proceeds of a redemption may be subject to backup withholding.

A shareholder's right to redeem shares and to receive payment therefore may be suspended when (a) the Exchange is closed, other than customary weekend and holiday closings, (b) trading on the Exchange is restricted, (c) an emergency exists as a result of which it is not reasonably practicable to dispose of the Portfolio's securities or to determine the value of the Portfolio's net assets, or (d) ordered by a governmental body having jurisdiction over the Portfolio for the protection of the Portfolio's shareholders, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether a condition described in (b), (c) or (d) exists.

In case of such suspension, shareholders of the Portfolio may withdraw their requests for redemption or may receive payment based on the net asset value of the Portfolio next determined after the suspension is lifted.

The Portfolio reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption by making payment in whole or in part with readily marketable securities (redemption "in-kind") chosen by the Portfolio and valued in the same way as they would be valued for purposes of computing the net asset value of the Portfolio. If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash. The Portfolio has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Portfolio is obligated to redeem shares solely in cash if the redemption requests are made by one shareholder account up to the lesser of $250,000 or 1% of the net assets of the Portfolio during any 90-day period. This election is irrevocable unless the SEC permits its withdrawal.

PRICING OF SHARES. The Portfolio's securities are valued on the basis of the amortized cost valuation technique. This involves valuing a security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of fluctuating interest rates on the market value of the security. The valuation of the Series' securities based upon their amortized cost and the accompanying maintenance of the Portfolio's per share net asset value of $1.00 is permitted in accordance with Rule 2a-7 under the 1940 Act. Certain conditions imposed by that rule are set forth under "Investment Policies." In connection with the use of the amortized cost valuation technique, the Board of Trustees has established procedures delegating to the investment adviser the responsibility for maintaining a constant net asset value per share. Such procedures include a daily review of the Series' holdings to determine whether the Portfolio's net asset value, calculated based upon available market quotations, deviates from $1.00 per share. Should any deviation exceed 1/2 of 1% of $1.00, the Trustees will promptly consider whether any corrective action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such corrective action may include selling of portfolio securities prior to maturity to realize capital gains or losses, shortening average portfolio maturity, withholding dividends, redeeming shares in kind and establishing a net asset value per share based upon available market quotations.

Should the Portfolio incur or anticipate any unusual expense or loss or depreciation that would adversely affect its net asset value per share or income for a particular period, the Trustees would at that time consider whether to adhere to the current dividend policy or to revise it in light of the then prevailing circumstances. For example, if the Portfolio's net asset value per share were reduced, or were anticipated to be reduced, below $1.00, the Trustees could suspend or reduce further dividend payments until the net asset value returned to $1.00 per share. Thus, such expenses or losses or depreciation could result in investors receiving no dividends or reduced dividends for the period during which they held their shares or in their receiving upon redemption a price per share lower than that which they paid.

The net asset value per share is determined as of 2:00 p.m. Eastern time on each day that the New York Stock Exchange and the Transfer Agent are open for business (a "business day"). The net asset value per share is calculated by adding the value of all securities and other assets in the Portfolio, deducting its liabilities and dividing the balance by the number of outstanding shares in the Portfolio.

                                    DIVIDENDS

Dividends from the Portfolio are declared on each business day and paid to shareholders ordinarily on the first business day of the following month. The dividend for a business day immediately preceding a weekend or holiday normally includes an amount equal to the net income for the subsequent non-business days on which dividends are not declared. However, no such dividend includes any amount of net income earned in a subsequent semiannual accounting period.

                            TAXATION OF THE PORTFOLIO

GENERALLY. The Portfolio is treated as a separate corporation for federal income tax purposes. The Portfolio has qualified, elected and intends to continue to qualify to be classified under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") as a regulated investment company ("RIC"). To qualify or continue to qualify for treatment as a RIC under the Code, the Portfolio must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain determined without regard to the dividend received deduction) and at least 90% of its net income from tax-exempt obligations as well as meet several additional requirements. For the Portfolio, these requirements include the following: (1) the Portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures and forward contracts) derived with respect to its business of investing in securities or those currencies; (2) at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash, cash items, U.S. Government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Portfolio's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Portfolio's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other
RICs) of any one issuer or of any two or more issuers that the Portfolio controls and which are determined to be engaged in the same trade or business or similar or related trades or businesses.

If the Portfolio failed to qualify for treatment as a RIC in any taxable year, it would be subject to tax on its taxable income at corporate income tax rates with reduction for distributions paid to shareholders and all distributions from earnings and profits, including any distributions from net capital gain (the excess of net long-term capital gain over net short-term capital loss), would be taxable to its shareholders as ordinary income. In addition, the Portfolio could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before qualifying again for RIC treatment.

The Portfolio will be subject to a nondeductible 4% excise tax (the "Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all (at least 98%) of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

The Portfolio will be taxed on the amount of its undistributed net capital gain over the amount of its deduction for dividends paid, determined with reference to capital gain dividends only. The Portfolio is permitted to elect to include all or a portion of such undistributed net capital gain in the income of its shareholders on the last day of its taxable year. In such case the shareholder is given credit for the tax that the RIC paid and is entitled to increase its basis by the difference between the amount of includable gain and tax deemed paid. Currently, an individual's maximum tax rate on long-term capital gains is 15%. A capital gain dividend is treated by the shareholders as a long-term capital gain regardless of how long the investor has owned shares in the Portfolio. If a Portfolio invests in any instruments that generate taxable income, under the circumstances described in the prospectus, distributions of the interest earned thereon will be taxable to its shareholders as ordinary income to the extent of its earnings and profits. If such distribution to its shareholders is in excess of its current and accumulated earnings and profits in any taxable year, the excess distribution will be treated by each shareholder as a return of capital to the extent of the shareholder's tax basis and thereafter as capital gain. If the Portfolio realizes capital gain as a result of market transactions, any distribution of that gain will be taxable to its shareholders and treated as a capital gain.

Dividends and other distributions declared by the Portfolio in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 of that year if they are paid by the Portfolio during the following January. Accordingly, such distributions will be taxed to the shareholders for the year in which that December 31 falls.

Investors should be aware that if Portfolio shares are purchased shortly before the record date for any dividend (other than an exempt-interest dividend) or capital gain distribution, the shareholder will pay full price for the shares and will receive some portion of the price back as a taxable distribution.

Any loss realized by a shareholder on the redemption of shares within six months from the date of their purchase will be treated as a long-term, instead of a short-term, capital loss to the extent of any capital gain distributions (or undistributed capital gain) to that shareholder with respect to those shares and are disallowed to the extent any distribution of exempt-interest dividends received with respect to such shares.

Distributions from the Portfolio's investment company taxable income, if any, are taxable to its shareholders as ordinary income to the extent of the Portfolio's earnings and profits. Because the Portfolios' net investment income is derived from interest rather than dividends, no portion of the distributions thereof is eligible for the dividends-received deduction allowed to corporate shareholders or to be taxed at capital gain rates as qualified dividend income.

FOREIGN SECURITIES. Dividends and interest received, and gains realized, by the Portfolio may be subject to income, withholding or other taxes imposed by foreign countries or U.S. possessions (collectively, "foreign taxes") that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

If more than 50% of the value of the Portfolio's total assets at the close of its taxable year consists of securities of foreign corporations, the Portfolio will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to benefit from any foreign tax credit or deduction that is available with respect to foreign taxes paid by the Portfolio. If the election is made, the Portfolio will treat those taxes as dividends paid to its shareholders and each shareholder (1) will be required to include in gross income, and treat as paid by the shareholder, a proportionate share of those taxes, (2) will be required to treat that share of those taxes and of any dividend paid by the Portfolio that represents income from foreign or U.S. possessions sources as the shareholder's own income from those sources and
(3) may either deduct the taxes deemed paid by the shareholder in computing taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against the shareholder's federal income tax. The Portfolio will report to its shareholders within 60 days after each taxable year their respective shares of its income from sources within, and taxes paid to, foreign countries and U.S. possessions, as well as the amount of foreign taxes that are not allocable as a credit, if it makes this election. If the Portfolio makes this election, individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Forms 1099 and all of whose foreign source income is "qualified passive income" may elect each year to be exempt from the extremely complicated foreign tax credit limitation and will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

The foregoing federal tax discussion is a summary included for general informational purposes only. Each shareholder is advised to consult his/her own tax advisor with respect to the specific tax consequences of an investment in a Portfolio, including the effect and applicability of state, local, foreign and other tax laws and the possible effects of changes in federal or other tax laws.

Shortly after the end of each year, PFPC calculates the federal income tax status of all distributions made during the year. In addition to federal income tax, shareholders may be subject to state and local taxes on distributions from a Portfolio. Shareholders should consult their tax advisors regarding specific questions relating to federal, state and local taxes.

                              FINANCIAL STATEMENTS

The audited financial statements and financial highlights of the Portfolio, including its corresponding Series for the fiscal year ended June 30, 2004, are set forth in the Annual Report to shareholders, including the notes thereto and the report of ________________________ thereon. The Annual Report will be filed by amendment.

                                   APPENDIX A

                             DESCRIPTION OF RATINGS

Moody's, S&P and Fitch are private services that provide ratings of the credit quality of debt obligations. A description of the ratings assigned by Moody's, S&P and Fitch to the securities in which the Series may invest is discussed below. These ratings represent the opinions of these rating services as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. The investment adviser attempts to discern variations in credit rankings of the rating services and to anticipate changes in credit ranking. However, subsequent to purchase by the Series, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Series. In that event, the investment adviser will consider whether it is in the best interest of the Series to continue to hold the securities.

MOODY'S RATINGS

CORPORATE AND MUNICIPAL BONDS.

Aaa: Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than the Aaa securities.

A: Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa: Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

CORPORATE AND MUNICIPAL COMMERCIAL PAPER. The highest rating for corporate and municipal commercial paper is "P-1" (Prime-1). Issuers rated P-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. P-1 repayment ability will often be evidenced by many of the following characteristics:

-     Leading market positions in well-established industries.

-     High rates of return on funds employed.

- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

- Well-established access to a range of financial markets and assured sources of alternate liquidity.

MUNICIPAL NOTES. The highest ratings for state and municipal short-term obligations are "MIG 1," "MIG 2" and "MIG 3" (or "VMIG 1," "VMIG 2" and "VMIG 3" in the case of an issue having a variable-rate demand feature). Notes rated "MIG 1" or "VMIG 1" are judged to be of the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broadbased access to the market for refinancing.

Notes rated "MIG 2" or "VMIG 2" are of high quality, with margins of protection that are ample although not so large as in the preceding group. Notes rated "MIG 3" or "VMIG 3" are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well established.

S&P RATINGS

CORPORATE AND MUNICIPAL BONDS.

AAA: Bonds rated AAA are highest grade debt obligations. This rating indicates an extremely strong capacity to pay interest and repay principal.

AA: Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from AAA issues only in small degree.

A: Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

CORPORATE AND MUNICIPAL COMMERCIAL PAPER. The "A-1" rating for corporate and municipal commercial paper indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be rated "A-1+."

MUNICIPAL NOTES. The "SP-1" rating reflects a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be rated "SP-1+." The "SP-2" rating reflects a satisfactory capacity to pay principal and interest.

FITCH RATINGS

DESCRIPTION OF FITCH'S HIGHEST STATE AND MUNICIPAL NOTES RATING.

AAA - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

F-1+ - Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 - Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

                                 WT MUTUAL FUND

                 WILMINGTON LARGE CAP STRATEGIC ALLOCATION FUND
                  WILMINGTON MID CAP STRATEGIC ALLOCATION FUND
                 WILMINGTON SMALL CAP STRATEGIC ALLOCATION FUND
                WILMINGTON INTERNATIONAL MULTI-MANAGER PORTFOLIO
                        WILMINGTON REAL ESTATE PORTFOLIO

                            1100 North Market Street
                           Wilmington, Delaware 19890

                       STATEMENT OF ADDITIONAL INFORMATION

                              _______________, 2004

This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Strategic Allocation Funds' current prospectus dated November 1, 2004, as amended from time to time. A copy of the prospectus may be obtained without charge, by writing to Professional Funds Distributor, LLC (the "Distributor"), 760 Moore Road, King of Prussia, PA 19406. A copy may also be obtained from certain institutions such as banks or broker-dealers that have entered into servicing agreements with the Distributor or by calling (800) 336-9970.

Audited financial statements for the Portfolios and the Series in which it invests for the fiscal year ended June 30, 2004, included in its Annual Report to shareholders, are incorporated into this SAI by reference. Each Portfolio's annual and semi-annual reports to shareholders are available without charge by calling (800) 336-9970.

                                TABLE OF CONTENTS

GENERAL INFORMATION.........................................................     1
INVESTMENT POLICIES.........................................................     1
INVESTMENT LIMITATIONS......................................................     7
TRUSTEES AND OFFICERS.......................................................    10
CODE OF ETHICS..............................................................    17
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.........................    18
INVESTMENT ADVISORY AND OTHER SERVICES......................................    19
SUB-ADVISORY SERVICES.......................................................    20
ADMINISTRATION AND ACCOUNTING SERVICES......................................    22
ADDITIONAL SERVICE PROVIDERS................................................    22
DISTRIBUTION OF SHARES AND RULE 12B-1 PLAN..................................    23
BROKERAGE ALLOCATION AND OTHER PRACTICES....................................    24
CAPITAL STOCK AND OTHER SECURITIES..........................................    26
PURCHASE, REDEMPTION AND PRICING OF SHARES..................................    26
DIVIDENDS...................................................................    29
TAXATION OF THE FUNDS.......................................................    29
FINANCIAL STATEMENTS........................................................    33
APPENDIX A -- OPTIONS, FUTURES AND FORWARD CURRENCY CONTRACT STRATEGIES.....   A-1
APPENDIX B -- DESCRIPTION OF RATINGS .......................................   B-1

                              GENERAL INFORMATION

WT Mutual Fund ("WT Fund") was organized as a Delaware business trust on June 1, 1994. WT Fund has established the following Series described in this SAI: the Wilmington Large Cap Strategic Allocation Fund, the Wilmington Mid Cap Strategic Allocation Fund, the Wilmington Small Cap Strategic Allocation Fund (collectively, the "Strategic Funds"), the Wilmington International Multi-Manager Portfolio and the Wilmington Real Estate Portfolio (each a "Portfolio" and with the Strategic Funds, the "Funds"). Each of these Funds issues Institutional and Investor Shares classes. In addition, the Strategic Funds issue a Service Shares class. Each Fund is a diversified, open-end management investment company.

                               INVESTMENT POLICIES

The following information supplements the information concerning each Fund's investment objective, policies and limitations found in the prospectus. Unless otherwise indicated, it applies to the Funds through their investment in shares of series (the "Series") of WT Investment Trust I (the "Trust") an affiliate of the WT Fund. The Series are: (i) the Large Cap Quantitative Series and the Large Cap Multi-Manager Series; (ii) the Mid Cap Quantitative Series and the Mid Cap Multi-Manager Series; (iii) Small Cap Quantitative Series and the Small Cap Multi-Manager Series; (iv) the International Multi-Manager Series; and (v) the Real Estate Series.

The investment objective of each of the Strategic Funds and its Series is to achieve long-term capital appreciation.

The Wilmington Large Cap Strategic Allocation Fund seeks to achieve its investment objective by investing at least 80% of its assets in shares of Series, which invest primarily in equity securities of large cap companies, in order to give the Fund broad exposure to large companies in the U.S. equity markets. Currently, the Fund invests in shares of the Large Cap Quantitative Series and the Large Cap Multi-Manager Series.

The Wilmington Mid Cap Strategic Allocation Fund seeks to achieve its investment objective by investing at least 80% of its assets in shares of Series, which invest primarily in equity securities of large cap companies, in order to give the Fund broad exposure to large companies in the U.S. equity markets. Currently, the Fund invests in shares of the Mid Cap Quantitative Series and the Mid Cap Multi-Manager Series.

The Wilmington Small Cap Strategic Allocation Fund seeks to achieve its investment objective by investing at least 80% of its assets in shares of Series, which invest primarily in equity securities of large cap companies, in order to give the Fund broad exposure to large companies in the U.S. equity markets. Currently, the Fund invests in shares of the Small Cap Quantitative Series and the Small Cap Multi-Manager Series.

Each of the Strategic Funds invests all of its assets in Series in accordance with weightings determined by the fund's investment adviser. Each Series invests in a Portfolio of investment securities in accordance with its investment polices and strategies. Currently, the Strategic Funds invest in the shares of the Series; however, at any time, the funds' investment adviser, Rodney Square Management Corporation ("RSMC"), may substitute, add or subtract Series in which a Strategic Fund may invest.

The investment objective for the Wilmington International Multi-Manager Portfolio is to seek superior long-term capital appreciation. The Wilmington International Multi-Manager Portfolio seeks to achieve its investment objective by investing at least 85% of its assets in a diversified portfolio of equity (or related) securities of foreign issuers.

The investment objective of the Wilmington Real Estate Portfolio is to achieve long-term growth of capital and high current income. The Wilmington Real Estate Portfolio seeks its investment objective by investing all of its assets in the Real Estate Series. Under normal market conditions, the Real Estate Series will invest at least 80% of its net assets in securities of real estate and real estate-related companies.

The investment objectives and policies of the Strategic Funds may be changed upon 60 days' written notice to shareholders. The Portfolios' investment objectives of the Wilmington International Multi-Manager Portfolio and the Wilmington Real Estate Portfolio may not be changed without shareholder approval.

MONEY MARKET FUNDS. The International Multi-Manager and Real Estate Series may invest in the securities of money market mutual funds, within the limits prescribed by the Investment Company Act of 1940 (the "1940 Act"). (See "Investment Company Securities.")

U.S. GOVERNMENT OBLIGATIONS. Each Fund may invest in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Although all obligations of such agencies and instrumentalities are not direct obligations of the U.S. Treasury, the U.S. Government generally directly or indirectly backs payment of the interest and principal on these obligations. This support can range from securities supported by the full faith and credit of the United States (for example, Ginnie Mae securities) to securities that are supported solely or primarily by the creditworthiness of the issuer, such as securities of Fannie Mae, Freddie Mac, the Tennessee Valley Authority, Federal Farm Credit Banks and Federal Home Loan Banks. In the case of obligations not backed by the full faith and credit of the United States, a Fund must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.

COMMERCIAL PAPER. Each Series may invest in commercial paper. Commercial paper consists of short-term (up to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. The Funds may invest only in commercial paper rated A-1 or higher by S&P or Moody's or if not rated, determined by the investment adviser or sub-adviser to be of comparable quality.

BANK OBLIGATIONS. Each Series may invest in U.S. dollar-denominated obligations of major banks, including certificates of deposit, time deposits and bankers' acceptances of major U.S. and foreign banks and their branches located outside of the United States, of U.S. branches of foreign banks, of foreign branches of foreign banks, of U.S. agencies of foreign banks and of wholly owned banking subsidiaries of such foreign banks located in the United States.

Obligations of foreign branches of U.S. banks and U.S. branches of wholly owned subsidiaries of foreign banks may be general obligations of the parent bank, of the issuing branch or subsidiary, or both, or may be limited by the terms of a specific obligation or by government regulation. Because such obligations are issued by foreign entities, they are subject to the risks of foreign investing. A brief description of some typical types of bank obligations follows:

- BANKERS' ACCEPTANCES. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft that has been drawn on it by a customer. These instruments reflect the obligation of both the bank and the drawer to pay the face amount of the instrument upon maturity.

- CERTIFICATES OF DEPOSIT. Certificates of Deposit are certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate. Variable rate certificates of deposit provide that the interest rate will fluctuate on designated dates based on changes in a designated base rate (such as the composite rate for certificates of deposit established by the Federal Reserve Bank of New
      York).

-     TIME DEPOSITS. Time deposits are bank deposits for fixed periods of time.

CONVERTIBLE SECURITIES. Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. As a result, a Series' selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuers and any call provisions.

Each Series may invest in convertible securities that are rated, at the time of purchase, in the three highest rating categories by a nationally recognized statistical rating organization ("NRSRO") such as Moody's or S&P, or if unrated, are determined by the investment adviser or a sub-adviser, as applicable, to be of comparable quality. Ratings represent the rating agency's opinion regarding the quality of the security and are not a guarantee of quality. Should the rating of a security be downgraded subsequent to a Series' purchase of the security, the investment adviser or a sub-adviser, as applicable, will determine whether it is in the best interest of a Series to retain the security.

DEBT SECURITIES. Debt securities represent money borrowed that obligates the issuer (e.g., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times.

DEPOSITARY RECEIPTS. American Depositary Receipts (ADRs) as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.

FOREIGN SECURITIES. The Series may invest in foreign securities either directly by purchasing foreign securities or indirectly by purchasing depositary receipts or depositary shares of foreign securities. (See "Depositary Receipts" above.) The International Multi-Manager Series invests primarily in foreign securities and the Real Estate Series may invest up to 25% of its assets in foreign securities. Foreign securities include equity or debt securities issued by issuers outside the United States, and include securities in the form of ADRs and EDRs (see "Depositary Receipts"). Direct investments in foreign securities may be made either on foreign securities exchanges or in the over-the counter markets. Investing in foreign securities involves certain special risks and considerations that are not typically associated with investing in U.S. companies, including, but not limited to, (i) generally less liquid and less efficient securities markets, (ii) generally greater price volatility, (iii) exchange rate fluctuations and exchange controls, (iv) the imposition of restrictions on the expatriation of funds or other assets, (v) less publicly available information about issuers, (vi) the imposition of taxes (vii) higher transaction and custody costs, (viii) settlement delays and risk of loss, (ix) difficulties in enforcing contracts, (x) less liquidity and smaller market capitalizations, (xi) lesser regulation of securities markets, (xii) different accounting and disclosure standards, (xiii) governmental interference, (xiv) higher inflation, (xv) social, economic and political uncertainties, (xvi) the risk of expropriation of assets, (xvii) and the risk of war.

HEDGING STRATEGIES. Each Series may engage in certain hedging strategies that involve options, and futures. These hedging strategies are described in detail in Appendix A.

ILLIQUID SECURITIES. Each Series may invest no more than 15% of its net assets in illiquid securities. Illiquid securities are securities that cannot be disposed of within seven days at approximately the value at which they are being carried on a Series' books. The Board of Trustees has the ultimate responsibility for determining whether specific securities are liquid or illiquid. The Board has delegated the function of making day to day determinations of liquidity to the investment adviser, pursuant to guidelines approved by the Board. The investment adviser will monitor the liquidity of securities held by a Series and report periodically on such decisions to the Board. If the limitations on illiquid securities are exceeded, other than by a change in market values, the condition will be reported by the Series' adviser or sub-adviser to the Board of Trustees.

INVESTMENT COMPANY SECURITIES AND EXCHANGE TRADED FUNDS. Each Series may invest in investment company securities issued by open-end and closed-end investment companies, including exchange traded funds ("ETFs"). Such investments are subject to limitations prescribed by the 1940 Act unless an SEC exemption is applicable. These limitations currently provide, in part, that the Series may not purchase shares of an investment company if (a) such a purchase would cause the Series to own in the aggregate more than 3% of the total outstanding voting stock of the investment company or
(b) such a purchase would cause the Series to have more than 5% of its total assets invested in the investment company or (c) more than 10% of the Series' total assets to be invested in the aggregate in all investment companies. As a shareholder in an investment company, a Series would bear its pro rata portion of the investment company's expenses, including advisory fees, in addition to its own expenses. Although the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including iShares, registered investment companies are permitted to invest in iShares beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order issued to iShares Funds, including that such investment companies enter into an agreement with iShares Funds. The Series have entered into such an agreement.

As a shareholder in another investment company, a Series would bear its pro rata portion of the investment company's expenses, including advisory fees, in addition to its own expenses. A Fund's investment of its assets in its corresponding Series is excepted from these limitations

MORTGAGE-BACKED SECURITIES. The Real Estate Series may invest in mortgage-backed securities. Mortgage-backed securities are securities representing interests in a pool of mortgages secured by real estate property.

Ginnie Mae mortgage-backed securities are securities representing interests in pools of mortgage loans to residential home buyers made by lenders such as mortgage bankers, commercial banks and savings associations and are either guaranteed by the Federal Housing Administration or insured by the Department of Veterans Affairs. Timely payment of interest and principal on each mortgage loan is backed by the full faith and credit of the U.S. Government.

Fannie Mae and Freddie Mac both issue mortgage-backed securities that are similar to Ginnie Mae securities in that they represent interests in pools of mortgage loans. Fannie Mae guarantees timely payment of interest and principal on its certificates and Freddie Mac guarantees timely payment of interest and ultimate payment of principal. Freddie Mac also has a program under which it guarantees timely payment of scheduled principal as well as interest. Fannie Mae and Freddie Mac guarantees are backed only by those agencies and not by the full faith and credit of the U.S. Government. In the case of mortgage-backed securities that are not backed by the U.S. Government or one of its agencies, a loss could be incurred if the collateral backing these securities is insufficient. This may occur even though the collateral is U.S. Government-backed.

Most mortgage-backed securities pass monthly payment of principal and interest through to the holder after deduction of a servicing fee. However, other payment arrangements are possible. Payments may be made to the holder on a different schedule than that on which payments are received from the borrower, including, but not limited to, weekly, bi-weekly and semiannually. The monthly principal and interest payments also are not always passed through to the holder on a pro rata basis. In the case of collateralized mortgage obligations ("CMOs"), the pool is divided into two or more tranches and special rules for the disbursement of principal and interest payments are established.

CMO residuals are derivative securities that generally represent interests in any excess cash flow remaining after making required payments of principal and interest to the holders of the CMOs described above. Yield to maturity on CMO residuals is extremely sensitive to prepayments. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual also will be extremely sensitive to the level of the index upon which interest rate adjustments are based.

Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities and may be issued by agencies or instrumentalities of the U.S. Government or by private mortgage lenders. SMBS usually are structured with two classes that receive different proportions of the interest and/or principal distributions on a pool of mortgage assets. A common type of SMBS will have one class of holders receiving all interest payments -- "interest only" or "IO" -- and another class of holders receiving the principal repayments - "principal only" or "PO." The yield to maturity of IO and PO classes is extremely sensitive to prepayments on the underlying mortgage assets.

Investment in mortgage-backed securities poses several risks, including prepayment, market, and credit risk. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment's average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions. Market risk reflects the risk that the price of the security may fluctuate over time. The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding, and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and the Series invested in such securities wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold.

SHORT SALES. In a short sale, a Series does not immediately deliver the securities sold and does not receive the proceeds from the sale. The Series is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. The Series will make a short sale, as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Series or a security convertible into or exchangeable for such security, or when the Series does not want to sell the security it owns, because it wishes to defer recognition of gain or loss for federal income tax purposes. In such case, any future losses in the Series' long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount a Series owns, either directly or indirectly, and, in the case where the Series owns convertible securities, changes in the conversion premium. In determining the number of shares to be sold short against the Series' position in a convertible security, the anticipated fluctuation in the conversion premium is considered. The Series may also make short sales to generate additional income from the investment of the cash proceeds of short sales. The Series will only make short sales "against the box," meaning that at all times when a short position is open, the Series owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short. To secure its obligation to deliver the securities sold short, the Series will segregate with its custodian an equal amount to the securities sold short or securities convertible into or exchangeable for such securities. The Real Estate Series may pledge no more than 10% of its total assets as collateral for short sales against the box.

OPTIONS ON SECURITIES AND SECURITIES INDICES. Each Series may purchase call options on securities that the investment adviser or sub-adviser intends to include in a Series in order to fix the cost of a future purchase or attempt to enhance return by, for example, participating in an anticipated increase in the value of a security. The Series may purchase put options to hedge against a decline in the market value of securities held in the Series or in an attempt to enhance return. The Series may write (sell) put and covered call options on securities in which they are authorized to invest. The Series may also purchase put and call options, and write put and covered call options on U.S. securities indices. Stock index options serve to hedge against overall fluctuations in the securities markets rather than anticipated increases or decreases in the value of a particular security. Of the percentage of the total assets of a Series that are invested in equity (or related) securities, the Series may not invest more than 10% of such assets in covered call options on securities and/or options on securities indices.

REAL ESTATE COMPANIES. The Real Estate Series will under normal market conditions invest at least 80% of its total assets securities (including, but not limited to common shares, preferred shares and convertible preferred shares) and debt securities issued by real estate companies, including REITs. A "Real Estate Company" is a company (i) that generally derives at least 50% of its revenue from the ownership, leasing, construction, financing, management or sale of commercial, industrial or residential real estate (or has at least 50% of its assets invested in such real estate) or (ii) whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions which issue or service mortgages. As part of this policy, the Real Estate Series may also invest in rights or warrants to purchase income-producing common and preferred shares of Real Estate Companies. Substantially all of the equity securities of Real Estate Companies in which the Real Estate Series intends to invest are traded on a national securities exchange or in the over-the-counter markets. The Real Estate Series may invest up to 20% of its total assets in U.S. Government obligations and other debt securities, including convertible debt securities, issued by Real Estate Companies.

REITs. The Real Estate Series may invest all of its assets in equity and/or debt securities issued by REITs. A REIT is a Real Estate Company that pools investors' funds for investment primarily in income-producing real estate properties or in real estate related loans (such as mortgages) or other interests. REITs can generally be classified as equity REITs, mortgage REITs and hybrid REITs.

Equity REITs generally invest a majority of their assets in income-producing real estate properties in order to generate cash flow from rental income and gradual asset appreciation. The income-producing real estate properties in which equity REITs invest typically include properties such as office, retail, industrial, hotel and apartment buildings and healthcare facilities. Equity REITs can realize capital gains by selling properties that have appreciated in value.

Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments on the mortgages.

Hybrid REITs combine the characteristics of both equity REITs and mortgage
REITs.

REITs can be listed and traded on national securities exchanges or can be traded privately between individual owners. The Real Estate Series may invest in both publicly and privately traded REITs.

REPURCHASE AGREEMENTS. Each Series may invest in repurchase agreements. A repurchase agreement is a transaction in which a Series purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to a bank or dealer at an agreed upon date and price reflecting a market rate of interest, unrelated to the coupon rate or the maturity of the purchased security. While it is not possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to the Series if the other party to the repurchase agreement defaults), it is the policy of each Series to limit repurchase transactions to primary dealers and banks whose creditworthiness has been reviewed and found satisfactory by the investment adviser. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of a Series' investment limitations.

RESTRICTED SECURITIES. Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933 (the "1933 Act") or an exemption from registration. Each Series is subject to an investment limitation on the purchase of illiquid securities. Restricted securities, including securities eligible for re-sale pursuant to Rule 144A under the 1933 Act, that are determined to be liquid are not subject to this limitation. This determination is to be made by the investment adviser or a sub-adviser pursuant to guidelines adopted by the Board of Trustees. Under these guidelines, the investment adviser or a sub-adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such restricted securities, the investment adviser or a sub-adviser intends to purchase securities that are exempt from registration under Rule 144A.

SECURITIES LENDING. Each Series may from time to time lend its portfolio securities pursuant to agreements that require that the loans be continuously secured by collateral equal to 100% of the market value of the loaned securities. Such collateral consists of cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for a Series exceeds one-third of the value of the Series' total assets taken at fair market value. A Series will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. Government securities. However, a Series will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities and even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the investment adviser to be of good standing and when, in the judgment of the investment adviser, the consideration that can be earned currently from such securities loans justifies the attendant risk. Either party upon reasonable notice to the other party may terminate any loan.

TEMPORARY DEFENSIVE POSITIONS. Each Series may, without limit, invest in commercial paper and other money market instruments rated in one of the two highest rating categories by an NRSRO, in response to adverse market conditions, as a temporary defensive position. The result of this action may be that a Series will be unable to achieve its investment objective.

PORTFOLIO TURNOVER. Portfolio turnover rates of the Funds and the Series for the twelve month periods ended June 30, 2004 and June 30, 2003 were ___%:

                                                 Fiscal Year Ended June 30,
                                                 2004                 2003
                                                 ----                 ----
Wilmington Large Cap Strategic Allocation Fund                        N/A
Wilmington Mid Cap Strategic Allocation Fund                          N/A
Wilmington Small Cap Strategic Allocation Fund                        N/A
Large Cap Multi-Manager Series                                        N/A
Large Cap Quantitative Series                                         N/A
Mid Cap Multi-Manager Series                                          N/A
Mid Cap Quantitative Series                                           N/A
Small Cap Multi-Manager Series                                        N/A
Small Cap Quantitative Series                                         N/A
International Multi-Manager Series                                    148%
Real Estate Series                                                    N/A

[insert disclosure re: high (over 100%) turnover]

                             INVESTMENT LIMITATIONS

Except as otherwise provided, the Funds and the Series in which they invest have adopted the investment limitations set forth below. If any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market value of a Fund's or a Series' assets or redemptions of shares will not be considered a violation of a limitation.

Except as otherwise provided, the Funds and the Series have adopted the investment limitations set forth below. Limitations which are designated as fundamental policies may not be changed without the affirmative vote of the lesser of (i) 67% or more of the shares of a Fund present at a shareholders meeting if holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy or (ii) more than 50% of the outstanding shares of a Fund. If any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of a Fund's assets or redemptions of shares will not be considered a violation of the limitation.

The International Multi-Manager Series and the Real Estate Series will not as a matter of fundamental policy:

1. purchase the securities of any one issuer, if as a result, more than 5% of a Series' total assets would be invested in the securities of such issuer, or the Series would own or hold 10% or more of the outstanding voting securities of that issuer, provided that (1) each Series may invest up to 25% of its total assets without regard to these limitations; (2) these limitations do not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and (3) repurchase agreements fully collateralized by U.S. Government obligations will be treated as U.S. Government obligations;

2. purchase securities of any issuer if, as a result, more than 25% of a Series' total assets would be invested in the securities of one or more issuers having their principal business activities in the same industry, provided, that this limitation does not apply to debt obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and, with respect to the Real Estate Series, this limitation does not apply to municipal securities. However, the Real Estate Series may invest more than 25% of its total assets in the real estate industry and intends to be concentrated in the securities of domestic and foreign real estate and real estate related companies. For purposes of the Real Estate Series' policy, real estate and real estate related companies consist of companies
      (i) that generally derives at least 50% of its revenue from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate (or has at least 50% of its assets invested in such real estate) or (ii) whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions which issue or service mortgages.

3. borrow money, provided that a Series may borrow money for temporary or emergency purposes, and then in an aggregate amount not in excess of 10% of a Series' total assets;

4. make loans to other persons, except by (1) purchasing debt securities in accordance with its investment objective, policies and limitations; (2) entering into repurchase agreements; or (3) engaging in securities loan transactions;

5. underwrite any issue of securities, except to the extent that a Series may be considered to be acting as underwriter in connection with the disposition of any portfolio security;

6. purchase or sell real estate, provided (i) that a Series each may invest in obligations secured by real estate or interests therein or obligations issued by companies that invest in real estate or interests therein, including real estate investment trusts, and (ii) that, with respect to the Real Estate Series, investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Real Estate Series may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

7. purchase or sell physical commodities, provided that a Series may invest in, purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other derivative financial instruments; or

8.    issue senior securities, except to the extent permitted by the 1940 Act.

The investment limitations described above do not prohibit a Fund from investing all or substantially all of its assets in the shares of another registered open-end investment company such as the corresponding series of WT Investment Trust I.

The following non-fundamental policies apply to each of the International Multi-Manager Series and the Real Estate Series unless otherwise indicated, and the Board of Trustees may change them without shareholder approval. Each Portfolio will not:

1. pledge, mortgage or hypothecate its assets except to secure indebtedness permitted to be incurred by a Series, provided that the deposit in escrow of securities in connection with the writing of put and call options, collateralized loans of securities and collateral arrangements with respect to margin for future contracts are not deemed to be pledges or hypothecations for this purpose;

2.    make short sales of securities except short sales "against the box;"

3. purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities;

4. purchase additional portfolio securities if its outstanding borrowings exceed 5% of the value of its total assets; and

5. with respect to the Real Estate Series only, borrow money in an amount greater than 33-1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Real Estate Series may not borrow for leveraging, but may borrow for temporary or emergency purposes, in response to adverse market conditions, or for cash management purposes.

When engaging in options, futures and forward currency contract strategies, a Series will either: (1) set aside cash or liquid securities in a segregated account with the Fund's custodian in the prescribed amount; or (2) hold securities or other options or futures contracts whose values are expected to offset ("cover") its obligations thereunder. Securities, currencies or other options or futures contracts used for cover cannot be sold or closed out while he strategy is outstanding, unless they are replaced with similar assets.

The following non-fundamental policies apply to each Strategic Fund and the Series in which it invests unless otherwise indicated, and the Board of Trustees may change them without shareholder approval. Each Strategic Fund and Series will not:

1. purchase the securities of any one issuer, if as a result, more than 5% of a Series' total assets would be invested in the securities of such issuer, or a Series would own or hold 10% or more of the outstanding voting securities of that issuer, provided that (1) each Series may invest up to 25% of its total assets without regard to these limitations; (2) these limitations do not apply to securities issued or guaranteed by (a) the U.S. Government, its agencies or instrumentalities or (b) ETFs pursuant to an SEC exemption order or other grant of relief from the limits of Section 12(d)(1); and (3) repurchase agreements fully collateralized by U.S. Government obligations will be treated as U.S. Government obligations;

2. invest 25% or more of the value of its total assets in securities of issuers in any one industry. This restriction does not apply to a Strategic Fund's investment in a Series. This restriction also does not apply to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities;

3. borrow money, provided that each Strategic Fund or Series may borrow money for temporary or emergency purposes, including the meeting of redemption requests, in amounts up to 33 1/3% its assets;

4. make loans of money or securities, except by entering into repurchase agreements. (For the purpose of this restriction, lending of portfolio securities by a Series are not deemed to be loans);

5. underwrite any issue of securities, except to the extent that a Strategic Fund or a Series may be considered to be acting as underwriter in connection with the disposition of any portfolio security;

6. purchase or sell real estate or interests therein, although each Series may purchase securities of issuers which engage in real estate operations and securities secured by real estate or interests therein, including real estate investment trusts;

7. purchase or sell physical commodities, provided that each Series may purchase or write interest rate, and stock index futures contracts and related options thereon;

8. issue senior securities, except to the extent permitted by the 1940 Act, provided that each of the Strategic Funds and Series may borrow money subject to its investment limitation on borrowing and insofar as a Strategic Fund or Series may be deemed to have issued a senior security by reason of entering into repurchase agreements;

9. pledge, mortgage or hypothecate its assets except to secure indebtedness permitted to be incurred by a Strategic Fund or Series. (For the purpose of this restriction, the deposit in escrow of securities in connection with the writing of put and call options, collateralized loans of securities by an and collateral arrangements with respect to margin for future contracts by a Series are not deemed to be pledges or hypothecations);

10.   make short sales of securities except short sales against the box;

11. purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, provided that a Series may make initial and variation margin deposits in connection with permitted transactions in options without violating this limitation; or

12. purchase securities if its outstanding borrowings exceed 5% of the value of its total assets

When engaging in options, futures and forward currency contract strategies, a Series will either: (1) earmark or set aside cash or liquid securities in a segregated account with the custodian in the prescribed amount; or (2) hold securities or other options or futures contracts whose values are expected to offset ("cover") its obligations thereunder. Securities, currencies or other options or futures contracts used for cover cannot be sold or closed out while he strategy is outstanding, unless they are replaced with similar assets.

Notwithstanding any other investment policy or restriction, each Fund may seek to achieve its investment objectives by investing all or substantially all of its assets in one or more registered investment companies such as the Series and other series of the Trust.

Notwithstanding the foregoing investment restrictions, a Series, in which a Strategic Fund invests or may invest, may have adopted certain investment restrictions which may be more or less restrictive than those listed above, which may permit a Fund to indirectly engage in investment strategies that are prohibited under the investment restrictions listed above.

TRUSTEES AND OFFICERS

The following tables present certain information regarding the Board of Trustees and officers of WT Fund. All persons named as Trustees and officers also serve in a similar capacity for the Trust. Each person listed under "Interested Trustees" below is an "interested person" of each of the Funds' or their Series' investment adviser, WT Fund or the Trust, within the meaning of the 1940 Act. Each person who is not an "interested person" of the Funds' or Series' investment adviser, WT Fund or the Trust within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below. For purposes of the information below, "WT Fund Complex" refers to WT Fund and the Trust, collectively. The address of each Trustee as it relates to WT Fund's business is 1100 North Market Street, Wilmington, DE 19890.

TO BE UPDATED BY CHARLOTTA

                                                                                        NUMBER OF
                                                                        PRINCIPAL      FUNDS IN WT        OTHER
                                POSITION(S)   TERM OF OFFICE AND      OCCUPATION(S)    FUND COMPLEX   DIRECTORSHIPS
                                HELD WITH WT   LENGTH OF TIME          DURING PAST      OVERSEEN BY      HELD BY
NAME AND DATE OF BIRTH             FUND            SERVED              FIVE YEARS        TRUSTEE         TRUSTEE
--------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
ROBERT J. CHRISTIAN(1)        Trustee,        Shall serve until   Executive Vice            58       Wilmington Low
Date of Birth: 2/49           President,      death, resignation  President and Chief                Volatility Fund
                              Chief           or removal.         Investment Officer                 of Funds
                              Executive       Trustee, President  of Wilmington Trust                (closed-end
                              Officer and     and Chairman of     Company since                      registered
                              Chairman of     the Board since     February 1996;                     investment
                              the Board       October 1998.       President of Rodney                company)
                                                                  Square Management
                                                                  Corporation since
                                                                  February 1996.

      (1) Mr. Christian is an "Interested Trustee" by reason of his position as Director of Rodney Square Management Corporation, an investment adviser to WT Fund and the Trust.

                                                                                        NUMBER OF
                                                                        PRINCIPAL      FUNDS IN WT        OTHER
                                POSITION(S)   TERM OF OFFICE AND      OCCUPATION(S)    FUND COMPLEX   DIRECTORSHIPS
                                HELD WITH WT   LENGTH OF TIME          DURING PAST      OVERSEEN BY      HELD BY
NAME AND DATE OF BIRTH             FUND            SERVED              FIVE YEARS        TRUSTEE         TRUSTEE
--------------------------------------------------------------------------------------------------------------------
WILLIAM P. RICHARDS, JR.(2)   Trustee         Shall serve until   Managing Director           58      None
Date of Birth:  11/36                         death, resignation  and Senior
                                              or removal.         Portfolio Manager,
                                              Trustee since       Roxbury Capital
                                              October 1999.       Management LLC
                                                                  since 1998.

INDEPENDENT TRUSTEES

ROBERT ARNOLD                 Trustee         Shall serve until   Founder and                 58       N/A
Date of Birth: 3/44                           death, resignation  co-manages, R. H.
                                              or removal.         Arnold & Co., Inc.
                                              Trustee since May   (investment banking
                                              1997.               company) since 1989.

ERIC BRUCKER                  Trustee         Shall serve until   Dean, School of             58     Wilmington Low
Date of Birth: 12/41                          death, resignation  Business                           Volatility Fund
                                              or removal.         Administration of                  of Funds
                                              Trustee since       Widener University                 (closed-end
                                              October 1999.       since July 2001.                   registered
                                                                  Prior to that,                     investment
                                                                  Dean, College of                   company)
                                                                  Business, Public
                                                                  Policy and Health
                                                                  at the University
                                                                  of Maine from
                                                                  September 1998 to
                                                                  June 2001.

NICHOLAS GIORDANO             Trustee         Shall serve until   Consultant,                 58     Kalmar Pooled
Date of Birth: 3/43                           death, resignation  financial services                 Investment Trust;
                                              or removal.         organizations from                 Independence Blue
                                              Trustee since       1997 to present;                   Cross; and Selas
                                              October 1998.       Interim President,                 Corporation of
                                                                  LaSalle University                 America (industrial
                                                                  from 1998 to 1999.                 furnaces and ovens);
                                                                                                     and Wilmington Low
                                                                                                     Volatility Fund of
                                                                                                     Funds (closed-end
                                                                                                     registered investment
                                                                                                     company).

      (2) Mr. Richards is an "Interested Trustee" by reason of his position as Managing Director of Roxbury Capital Management LLC, an investment adviser to the Trust.

                                                                                        NUMBER OF
                                                                        PRINCIPAL      FUNDS IN WT        OTHER
                                POSITION(S)   TERM OF OFFICE AND      OCCUPATION(S)    FUND COMPLEX   DIRECTORSHIPS
                                HELD WITH WT   LENGTH OF TIME          DURING PAST      OVERSEEN BY      HELD BY
NAME AND DATE OF BIRTH             FUND            SERVED              FIVE YEARS        TRUSTEE         TRUSTEE
--------------------------------------------------------------------------------------------------------------------
LOUIS KLEIN JR.               Trustee         Shall serve until   Self-employed               58     WHX Corporation
Date of Birth: 5/35                           death, resignation  financial                          (industrial
                                              or removal.         consultant since                   manufacturer)
                                              Trustee since       1991.
                                              October 1999.

CLEMENT C. MOORE, II          Trustee         Shall serve until   Managing Partner,           58         None
Date of Birth: 9/44                           death, resignation  Mariemont Holdings,
                                              or removal.         LLC, (real estate
                                              Trustee since       holding and
                                              October 1999.       development
                                                                  company) since 1980.

JOHN J. QUINDLEN              Trustee         Shall serve until   Retired since 1993.         58         None
Date of Birth: 5/32                           death, resignation
                                              or removal.
                                              Trustee since
                                              October 1999.

MARK A. SARGENT               Trustee         Shall serve until   Dean and Professor          58     Wilmington Low
Date of Birth: 4/51                           death, resignation  of Law, Villanova                  Volatility Fund
                                              or removal.         University School                  of Funds
                                              Trustee since       of Law since July                  (closed-end
                                              November 2001.      1997.  Associate                   registered
                                                                  Dean for
                                                                  Academic
                                                                  investment
                                                                  Affairs,
                                                                  University
                                                                  company) of
                                                                  Maryland School
                                                                  of Law from 1994
                                                                  to 1997.

As of the date of this SAI, none of the Independent Trustees nor any of their immediate family members (i.e. spouse or dependent children) serves as an officer or director or is an employee of WT Fund, the Trust, any of the Strategic Funds' or Series' investment advisers or the Distributor or of any company controlled by or under common control with such entities.

                                                                                        NUMBER OF
                                                                        PRINCIPAL      FUNDS IN WT        OTHER
                                POSITION(S)   TERM OF OFFICE AND      OCCUPATION(S)    FUND COMPLEX   DIRECTORSHIPS
                                HELD WITH WT   LENGTH OF TIME          DURING PAST      OVERSEEN BY      HELD BY
NAME AND DATE OF BIRTH             FUND            SERVED              FIVE YEARS        TRUSTEE         TRUSTEE
--------------------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS
ERIC K. CHEUNG                Vice President  Shall serve at the  Vice President,           N/A            N/A
1100 North Market Street                      pleasure of the     Wilmington Trust
Wilmington, DE 19890                          Board and until     Company since 1986;
Date of Birth: 12/54                          successor is        and Vice President
                                              elected and         and Director,
                                              qualified.          Rodney Square
                                              Officer since       Management
                                              October 1998.       Corporation since
                                                                  2001.

                                                                                        NUMBER OF
                                                                        PRINCIPAL      FUNDS IN WT        OTHER
                                POSITION(S)   TERM OF OFFICE AND      OCCUPATION(S)    FUND COMPLEX   DIRECTORSHIPS
                                HELD WITH WT   LENGTH OF TIME          DURING PAST      OVERSEEN BY      HELD BY
NAME AND DATE OF BIRTH             FUND            SERVED              FIVE YEARS        TRUSTEE         TRUSTEE
--------------------------------------------------------------------------------------------------------------------
JOSEPH M. FAHEY, JR.          Vice            Shall serve at the  Vice President,           N/A            N/A
1100 North Market Street      President       pleasure of the     Rodney Square
Wilmington, DE 19890                          Board and until     Management
Date of Birth: 1/57                           successor is        Corporation since
                                              elected and         1992.
                                              qualified. Officer
                                              since November
                                              1999.

FRED FILOON                   Vice President  Shall serve at the  Senior Vice               N/A            N/A
520 Madison Avenue                            pleasure of the     President, Cramer
New York, NY 10022                            Board and until     Rosenthal McGlynn,
Date of Birth: 3/42                           successor is        LLC since 1989.
                                              elected and
                                              qualified. Officer
                                              since August
                                              2000.

JOHN R. GILES                 Vice President  Shall serve at the  Senior Vice               N/A            N/A
1100 North Market Street      /Chief          pleasure of the     President,
Wilmington, DE 19890          Financial       Board and until     Wilmington Trust
Date of Birth: 8/57           Officer         successor is        Company since 1996.
                                              elected and
                                              qualified. Officer
                                              since December
                                              1999.

                              Vice President  Shall serve at the                            N/A            N/A
                              and Treasurer   pleasure of the
                                              Board and until
                                              successor is
                                              selected and
                                              qualified.
                                              Officer _________

LEAH M. ANDERSON              Secretary       Shall serve at the  Officer, Wilmington       N/A            N/A
1100 North Market Street                      pleasure of the     Trust Company since
Wilmington, DE  19890                         Board and until     1998. Officer,
Date of Birth: 08/65                          successor is        Rodney Square
                                              elected and         Management
                                              qualified.          Corporation since
                                              Officer since       2002.
                                              October  1992.

RESPONSIBILITIES OF THE BOARD AND BOARD COMMITTEES. The primary responsibility of the Board is to represent the interests of the shareholders of the Funds and to provide oversight management of the Funds. Currently the Board is comprised of nine individuals, of whom two are considered Interested Trustees. The remaining Trustees are Independent Trustees. The Board meets multiple times during the year (but at least quarterly) to review the investment performance of each Fund and other operational matters, including policies and procedures with respect to compliance with regulatory and other requirements. The Board met five times during the fiscal year ended June 30, 2004. Currently, the Board has an Audit Committee, a Nominating and Governance Committee and a Regulatory Oversight Committee. The responsibilities of each committee and its members are described below.

AUDIT COMMITTEE. The Board has an Audit Committee comprised of Messrs. Giordano, Klein and Quindlen, each of whom is an Independent Trustee. Mr. Giordano serves as the chairman of the Committee. Pursuant to its charter, the Audit Committee has the responsibility, among others, to (1) select WT Fund's independent auditors; (2) review and approve the scope of the independent auditors' audit activity; (3) review the financial statements which are the subject of the independent auditors' certifications; and (4) review with such independent auditors the adequacy of WT Fund's basic accounting system and the effectiveness of WT Fund's internal accounting controls. During the fiscal year ended June 30, 2004, there were four meetings of the Audit Committee.

NOMINATING AND GOVERNANCE COMMITTEE. The Board has a Nominating and Governance Committee comprised of Messrs. Giordano, Quindlen and Sargent, each of which is an Independent Trustee. Mr. Sargent serves as chairman of the Committee. The Committee is responsible for formulating a statement of corporate governance; assessing the size, structure and composition of the Board; determining trustee qualifications guidelines as well as compensation, insurance and indemnification of trustees; identifying Trustee candidates; oversight of Board self-evaluations; and identifying, from time to time, qualified candidates to serve as the Chief Compliance Officer for the Fund. During the fiscal year ended June 30, 2004, there was one meeting of the Committee. The Committee will consider nominee candidates recommended by shareholders. Shareholders who wish to recommend individuals for consideration by the Committee as nominee candidates may do so by submitting a written recommendation to the Secretary of the Fund at: 1105 North Market Street, 9th Floor, Wilmington, DE 19890. Submissions must include sufficient biographical information concerning the recommended individual, including age, at least ten years of employment history with employer names and a description of the employer's business, and a list of board memberships (if any). The submission must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected. Recommendations must be received in a sufficient time, as determined by the Committee in its sole discretion, prior to the date proposed for the consideration of nominee candidates by the Board. Upon the written request of shareholders holding at least 10% of the Fund's shares in the aggregate, the Secretary shall present to any special meeting of shareholders such nominees for election as Trustees as specified in such written request.

REGULATORY OVERSIGHT COMMITTEE. The Board has a Regulatory Oversight Committee, comprised of Messrs. Arnold, Brucker, Moore and Sargent, each of whom is an Independent Trustee. Mr. Moore serves as the chairman of the Committee. The Regulatory Oversight Committee monitors any regulatory developments in the mutual fund industry and focuses on various regulatory aspects of the operation of the Funds. The Committee also performs such other tasks as the Board deems necessary. During the fiscal year ended June 30, 2004, there were four meetings of the Regulatory Oversight Committee.

SECURITY AND OTHER INTERESTS. The following table sets forth the dollar range of equity securities beneficially owned by each Trustee in each Fund and in all registered investment companies overseen by the Trustee within the Fund Complex, as of December 31, 2003.

TO BE UPDATED BY CHARLOTTA

                                                                          AGGREGATE DOLLAR RANGE
                                                                          OF EQUITY SECURITIES IN
                                                                  ALL REGISTERED INVESTMENT COMPANIES
                                                                     OVERSEEN BY TRUSTEE WITHIN THE
                              DOLLAR RANGE OF EQUITY SECURITIES                FAMILY OF
    NAME OF TRUSTEE                IN EACH FUND OF WT FUND                 INVESTMENT COMPANIES
---------------------------   ---------------------------------   -----------------------------------
INTERESTED TRUSTEES
ROBERT J. CHRISTIAN
International Multi-Manager               $1 - $100,000                      Over $100,000
WILLIAM P. RICHARDS                            NONE                               NONE
INDEPENDENT TRUSTEES
ROBERT ARNOLD                                  NONE                               NONE
ERIC BRUCKER                                   NONE                               NONE
NICHOLAS GIORDANO                              NONE                         $10,001-$50,000
LOUIS KLEIN, JR.                               NONE                          Over $100,000
CLEMENT C. MOORE, II                           NONE                          Over $100,000

                                                                          AGGREGATE DOLLAR RANGE
                                                                          OF EQUITY SECURITIES IN
                                                                  ALL REGISTERED INVESTMENT COMPANIES
                                                                     OVERSEEN BY TRUSTEE WITHIN THE
                              DOLLAR RANGE OF EQUITY SECURITIES                FAMILY OF
    NAME OF TRUSTEE                IN EACH FUND OF WT FUND                 INVESTMENT COMPANIES
---------------------------   ---------------------------------   -----------------------------------
JOHN J. QUINDLEN
International Multi-Manager               Over $100,000                      Over $100,000
MARK A. SARGENT                                NONE                               NONE

As of December 31, 2003, none of the Independent Trustees or their respective immediate family members (spouse or dependent children) owned beneficially or of record an interest in any of the investment advisers or the Distributor, or in any person directly or indirectly controlling, controlled by, or under common control with the investment advisers or the Distributor.

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS. The assets of each Fund are invested in Series of the Trust. Each Strategic Fund has an investment adviser that directly manages a Fund's assets between Series. The Funds also receive investment advisory services indirectly from the investment adviser of each Series in which a Fun invests. Each of WT Fund and the Trust has retained RSMC to manage the assets of the Strategic Funds and the Series, respectively. RSMC has been retained by WT Fund and the Trust pursuant to separate investment advisory agreements (collectively, the "Investment Advisory Agreements") that have been approved by the Board of Trustees of WT Fund and the Trust, including the Independent Trustees. The Trust and RSMC have agreed to retain the following sub-advisers to manage the day-to-day investment activities of the Series pursuant to separate sub-advisory agreements (the "Sub-Advisory Agreements") as indicated in the table below:

               SERIES                                 SUB-ADVISER(S)
               ------                                 --------------
Large Cap Quantitative Series        Parametric Portfolio Associates, Inc. ("PPA")

Mid Cap Quantitative Series          PPA

Small Cap Quantitative Series        PPA

Large Cap Multi-Manager Series       Armstrong Shaw Associates Inc. ("ASA")
                                     Montag & Caldwell, Inc. ("M&C")
                                     First Quadrant, L.P. ("First Quadrant")

Mid Cap Multi-Manager Series         Bennett Lawrence Management, LLC ("BLM")
                                     Eubel Brady and Suttman Management, Inc. ("EBS")
                                     Equity Investment Corporation ("EIC")

Small Cap Multi-Manager Series       Batterymarch Financial Management, Inc. ("BFM")
                                     Systematic Financial Management L.P. ("SFM")

International Multi-Manager Series   Goldman Sachs Asset Management, L.P. ("GSAM")
                                     Julius Baer Investment Management, Inc. ("JBIMI")

Real Estate Series                   AEW Capital Management, L.P. ("AEW")
                                     The Real Estate Management Services Group LLC.("REMS")

Each Investment Advisory Agreement and Sub-Advisory Agreement has an initial term of two years and continues in effect from year to year thereafter if such continuance is specifically approved at least annually by WT Fund's and the Trust's Board of Trustees or by a majority of the outstanding voting securities of WT Fund and the Trust, and in either event, by a majority of the Independent Trustees of WT Fund and the Trust casting votes in person at a meeting called for such purpose.

The Board's decision to approve each Investment Advisory Agreement and Sub-Advisory Agreement reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the Investment Advisory Agreements, the Board considered many factors, including: (1) investment objectives and long-term performance; (2) the investment adviser's management philosophy, personnel and processes; (3) the expectations of shareholders; (4) the state of competition in the mutual fund industry; (5) comparable fees in the mutual fund industry; (6) the range and quality of services provided to the Series, the Funds and their shareholders in addition to investment advisory services; and (7) the Fund's relationship to other portfolios in the Fund Complex.

In assessing an investment adviser's or sub-adviser's performance of its obligations, the Board considered whether there has occurred a circumstance or event that would constitute a reason for it to not renew or approve an Investment Advisory Agreement or Sub-Advisory Agreement. In this regard, the Board was mindful of the potential disruption to the operations of the Series and Fund and the risks or other effects that could occur as a result of a decision to terminate or not renew or approve an Investment Advisory Agreement or Sub-Advisory Agreement. In particular, the Board recognizes that most shareholders have invested in the Funds on the strength of an investment adviser's or sub-adviser's reputation and in the expectation that the investment adviser or sub-adviser will have a continuing role in providing advisory services to the Fund.

The Board considered the compensation and benefits, if any, received by the investment adviser or sub-adviser. This includes fees received for services provided to the Fund or Series by the investment adviser, sub-adviser or its affiliates and research services received by the investment adviser or sub-adviser from brokers that execute trades for each Series, as well as advisory fees. The Board was aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an investment adviser's compensation: (i) the nature and quality of the services provided by the investment adviser or sub-adviser, including the performance of the Series; (ii) the investment adviser's or sub-adviser's cost of providing the services; (iii) the extent to which the investment adviser or sub-adviser may realize "economies of scale" as a Series or a Fund grows larger; (iv) any indirect benefits that may accrue to the investment adviser or sub-adviser and its affiliates as a result of the investment adviser's or sub-adviser's relationship with the Trust and WT Fund;
(v) performance and expenses of comparable funds; and (vi) the extent to which the Independent Trustees are fully informed about the facts bearing on the investment adviser's or sub-adviser's service and fee. The Board is aware of these factors and takes them into account in its review of each Investment Advisory Agreement and Sub-Advisory Agreement.

The Board considered these circumstances in light of its accumulated experience in governing the Trust and WT Fund and working with the investment adviser or sub-adviser on matters relating to the Trust and WT Fund, and expects to be assisted by the advice of legal counsel. In this regard, the Board receives a significant amount of information about the Series, the investment adviser or sub-advisers and Wilmington Trust Company ("Wilmington Trust") organization on an ongoing basis. The investment adviser or sub-adviser and Wilmington Trust will provide information at each regular meeting of the Board, and furnish additional reports in connection with the Board's formal review of the Investment Advisory Agreements. Thus, the Board's evaluation of an Investment Advisory Agreement is informed by reports concerning such matters as: the investment adviser's or sub-adviser's investment philosophy, personnel and processes; each Series' short-term and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor funds), and comments on the reasons for performance; each Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Series' portfolio securities; the nature and extent of the advisory and other services provided to the Series by the investment adviser or sub-adviser and its affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry. The Board also considers the relationship of each Fund to the other portfolios in WT Fund Complex, the interdependence resulting from shareholders' asset allocation processes and the exchange privileges between Funds and other Wilmington Portfolios.

Not all of the factors and considerations identified above are relevant to every series, nor does the Board consider any one of them to be determinative. The Board bases its decision to approve an Investment Advisory Agreement or Sub-Advisory Agreement on all the relevant factors in light of its reasonable business judgment, and with a view to past and future long-term considerations.

WT Fund or the Trust or the applicable investment adviser or sub-adviser may terminate each Investment Advisory and Sub-Advisory Agreement on sixty days written notice without penalty. Each Investment Advisory Agreement and Sub-Advisory Agreement will also terminate automatically in the event of its assignment as defined in the 1940 Act.

Additional information regarding the Investment Advisory Agreements and the fees paid to the investment adviser may be found under the heading of "Investment Advisory and Other Services." Additional information regarding the Sub-Advisory Agreements may be found under "Sub-Advisory Services."

COMPENSATION. In addition to the fees below, the WT Fund and the Trust reimburse the Independent Trustees for their related business expenses. WT Fund pays the fees and expenses of the Independent Trustees. The following table shows the fees paid during the fiscal year ended June 30, 2004 to the Independent Trustees for their service to WT Fund and the total compensation paid to the Trustees by the Fund Complex.

                                                                                                   TOTAL
                                                                                               COMPENSATION
                           AGGREGATE        PENSION OR RETIREMENT          ESTIMATED               FROM
                       COMPENSATION FROM     BENEFITS ACCRUED AS     ANNUAL BENEFITS UPON      FUND COMPLEX
INDEPENDENT TRUSTEE         WT FUND        PART OF WT FUND EXPENSES       RETIREMENT         PAID TO TRUSTEES
-------------------    -----------------   ------------------------  --------------------    ----------------
Robert Arnold               $37,125                  None                    None                 $49,500
Dr. Eric Brucker            $37,125                  None                    None                 $49,500
Nicholas Giordano           $37,125                  None                    None                 $49,500
Louis Klein, Jr.            $37,125                  None                    None                 $49,500
Clement C. Moore, II        $36,000                  None                    None                 $48,000
John Quindlen               $37,125                  None                    None                 $49,500
Mark A. Sargent             $37,125                  None                    None                 $49,500

                                 CODE OF ETHICS

In accordance with Rule 17j-1 of the 1940 Act, the WT Fund, the Trust each investment adviser and sub-adviser to the Strategic Funds and the Series and the distributor have adopted a Code of Ethics (the "Codes").

The Codes are intended to prohibit or restrict transactions that may be deemed to create a conflict of interest among an investment adviser, a sub-adviser, the distributor, the Trust or WT Fund. Each Code identifies the specific employees, officers or other persons who are subject thereto and all are required to abide by the provisions thereunder. Persons covered under the Codes may engage in personal trading for their own accounts, including securities that may also be purchased or held or traded by a Series under certain circumstances.

Under the Joint Code of Ethics adopted by RSMC, the Trust and WT Fund, personal trading is subject to specific restrictions, limitations, guidelines and other conditions. Under the individual Codes of Ethics adopted by PPA, ASA, M&C, BLM, EBS, EIC, BFM, SFM, GSAM, JBIMI, AEW and REMS personal trading may also be subject to pre-clearance and other conditions set forth in their respective Codes. Pre-clearance of all personal trading is a new policy for RSMC and at the present time RSMC is in the process of formulating the processes to implement this policy. The Codes are on public file as exhibit to the WT Funds' registration statement with the SEC.

On an annual basis or whenever deemed necessary, the Board of Trustees reviews reports regarding all Codes of Ethics relative to the Trust and WT Fund, including information about any material violations of the Codes.

PROXY VOTING. The Board of Trustees has adopted general proxy voting procedures and thereunder delegated the responsibility for exercising the voting rights associated with the securities purchased and/or held by a Series to each investment adviser thereof, subject to the Board's continuing oversight. For those Series which employ a sub-adviser, the investment adviser may further delegate proxy voting responsibilities to a sub-adviser of the Series. In exercising its voting obligations, an investment adviser or sub-adviser is guided by general fiduciary principles. It must act prudently, solely in the interest of the Series, and for the purpose of providing benefits to such Series. An investment adviser or sub-adviser will consider the factors that could affect the value of a Series' investment in its determination on a vote.

The investment adviser has identified certain significant contributors to shareholder value with respect to a number of common or routine matters that are often the subject of proxy solicitations for shareholder meetings. The investment adviser's proxy voting procedures address these considerations and establish a framework for the investment adviser's consideration of a vote that would be appropriate for a Series. In particular, the proxy voting procedures outline principles and factors to be considered in the exercise of voting authority for proposals addressing such common or routine matters.

[RSMC TO PROVIDE]

Finally, the proxy voting procedures establish a protocol for voting of proxies in cases in which the investment adviser may have a potential conflict of interest arising from, among other things, a direct business relationship or financial interest in a company soliciting proxies. In such instances, the investment adviser will submit a separate report to the Trustees indicating the nature of the potential conflict of interest and how the determination of such vote was achieved.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of ______________ officers and Trustees of the Fund owned individually and together less than 1% of the Fund's outstanding shares. As of ________Persons or organizations beneficially owning 25% or more of the outstanding shares of a Fund are presumed to "control" that Fund. As a result, those persons or organizations could have the ability to take action with respect to a Fund without the consent approval of other shareholders of that Fund. The name, address and percentage ownership of each entity that owned of record or beneficially 5% or more of the outstanding shares of any class of Fund was as follows:

LARGE CAP STRATEGIC ALLOCATION FUND (INSTITUTIONAL SHARES)

National Financial Services Group                                      5.75%
For Attn Rick Ricon
One World Financial Center
Church Street Station
P.O. Box 3908
New York, NY 10008

SMALL CAP STRATEGIC ALLOCATION FUND (INSTITUTIONAL SHARES)

Pershing LLC                                                           8.02%
P.O. Box 2052
Jersey City, NJ 07303-9998

INTERNATIONAL MULTI-MANAGER PORTFOLIO (INSTITUTIONAL SHARES)

Wilmington Trust Company                                              10.98%
FBO WTC Pension Fund
1100 N. Market Street
Wilmington, DE 19890

                     INVESTMENT ADVISORY AND OTHER SERVICES

RODNEY SQUARE MANAGEMENT CORPORATION. RSMC serves as the investment adviser to each Strategic Fund and the Series. RSMC is located at 1100 North Market Street, Wilmington, Delaware 19890 and is a Delaware corporation organized on September 17, 1981. It is a wholly owned subsidiary of Wilmington Trust Corporation.

Several affiliates of RSMC are also engaged in the investment advisory business. Wilmington Trust FSB, wholly owned subsidiary of Wilmington Trust Corporation, is a registered investment adviser. In addition, Wilmington Brokerage Services Company, and Balentine and Company LLC, subsidiaries of Wilmington Trust, are registered investment advisers and broker-dealers. Cramer Rosenthal McGlynn, LLC. ("CRM") and Roxbury Capital Management ("Roxbury") are both registered investment advisers. Wilmington Trust Corporation has controlling interest in both CRM and Roxbury.

Under the Investment Advisory Agreement, RSMC is paid the following investment advisory fees: (i) a monthly advisory fee at the annual rate of 0.15% of the International Multi-Manager Series' average daily net assets; (ii) a monthly advisory fee at an annual rate of 0.35 % of the Real Estate Series' average daily net assets; (iii) a monthly fee at the annual rate of 0.40% of the average daily nets assets of each of the Large Cap Quantitative Series, the Large Cap Multi-Manager Series, the Mid Cap Quantitative Series, the Mid Cap Multi-Manager Series, Small Cap Quantitative Series and the Small Cap Multi-Manager Series.

Under an advisory agreement between RSMC and WT Fund on behalf of each Strategic Fund dated July 1, 2003, RSMC provides investment advisory services to the Funds but receives no advisory fee. For its services as investment adviser, RSMC received from the International Multi-Manager Series $________, $455,133 and $_____ for the twelve months ended June 30, 2004, 2003 and 2002, respectively.

RSMC has contractually agreed to waive a portion of its advisory fee or reimburse expenses to the extent total annual operating expenses, excluding Rule 12b-1 and shareholder service fees exceed the following amounts with respect to the following Funds:

                 FUND                EXPENSE CAP
                 ----                -----------
Real Estate Portfolio                   1.75%
Large Cap Strategic Allocation Fund     1.00%
Mid Cap Strategic Allocation Fund       1.15%
Small Cap Strategic Allocation Fund     1.25%

These waivers will remain in place until July 1, 2006 for the Strategic Funds and January 1, 2006 for the Real Estate Portfolio. The Board may, in its discretion, terminate the expense limitation arrangement with respect to any Fund prior to such termination date.

ADVISORY SERVICES. Under the terms of each Investment Advisory Agreement, RSMC agrees to: (a) direct the investments of each Strategic Fund and each Series, subject to and in accordance with each Strategic Fund's and Series' investment objective, policies and limitations set forth in the Prospectus and this SAI;
(b) purchase and sell for each Series, securities and other investments consistent with the Series' objectives and policies; (c) supply office facilities, equipment and personnel necessary for servicing the investments of each Strategic Fund and Series; (d) pay the salaries of all personnel of the investment adviser performing services relating to research, statistical and investment activities on behalf of a Series; (e) make available and provide such information as the Series and/or its administrator may reasonably request for use in the preparation of its registration statement, reports and other documents required by any applicable federal, foreign or state statutes or regulations; (f) make its officers and employees available to the Trustees and officers of WT Fund for consultation and discussion regarding the management of each Series and its investment activities. Additionally, RSMC agrees to create and maintain all necessary records in accordance with all applicable laws, rules and regulations pertaining to the various functions performed by it and not otherwise created and maintained by another party pursuant to contract with the Strategic Fund or Series. The Trust and/or RSMC may at any time upon approval by the Board of Trustees, enter into one or more sub-advisory agreements with a sub-adviser pursuant to which the RSMC delegates any or all of its duties as listed.

The Investment Advisory Agreements provide that RSMC shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund or Series in connection with the matters to which the agreement relates, except to the extent of a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its obligations and duties under the agreement.

The salaries of any officers and the Interested Trustees who are affiliated with RSMC and the salaries of all personnel of RSMC performing services for each Strategic Fund and each Series relating to research, statistical and investment activities are paid by RSMC.

Each Fund and each class of shares of a Fund pays its respective pro rata portion of the advisory fee payable by a Series in which a Fund invests.

                              SUB-ADVISORY SERVICES

QUANTITATIVE SERIES. The sub-adviser to each of the Large Cap Quantitative Series, Mid Cap Quantitative Series and Small Cap Quantitative Series is PPA, 1151 Fairview Avenue North, Seattle, Washington 98109. For its sub-advisory services, PPA receives a monthly portfolio management fee 0.25% of the average daily net assets of each of the Large Cap Quantitative Series, Mid Cap Quantitative Series and Small Cap Quantitative Series, respectively, under PPA's management.

LARGE CAP MULTI-MANAGER SERIES. The sub-advisers to the Large Cap Multi-Manager Series are ASA and M&C, located at 45 Grove Street, New Canaan, Connecticut, 06840, and at 3455 Peachtree Road NE Suite 1200, Atlanta, Georgia 30326, respectively. For its sub-advisory services, ASA receives a monthly portfolio management fee at the annual rate: of 0.50% of the first $25 million of average daily net assets under ASA's management; 0.45% of the next $25 million of average daily net assets under ASA's management; and 0.40% of the average daily net assets over $50 million under ASA's management. For its sub-advisory services, M&C receives a monthly portfolio management fee at the annual rate: of 0.65% of the first $10 million of average daily net assets under M&C's management; 0.50% of the next $10 million of average daily net assets under M&C's management; 0.35% of the next $50 million of average daily net assets under M&C's management; and 0.25% of the average daily net assets over $70 million under M&C's management.

MID CAP MULTI-MANAGER SERIES. The sub-advisers to the Mid Cap Multi-Manager Series are BLM, EBS and EIC, located at 757 Third Avenue, New York, New York 10017, at 7777 Washington Village Dr., Dayton, Ohio 45459, and at 3007 Piedmont Road, Atlanta, Georgia 30305, respectively. For its sub-advisory services, BLM receives a monthly portfolio management fee at the annual rate: of 0.55% of the first $75 million of average daily net assets under BLM's management; and 0.40% of the average daily net assets over $75 million under BLM's management. For its sub-advisory services, EBS receives a monthly portfolio management fee at the annual rate of 0.50% of the first $25 million of the average daily net assets under EBS's management; and 0.45% of the average net assets over $25 million under EBS's management. For its sub-advisory services, EIC receives a monthly portfolio management fee at the annual rate: of 0.50% of the first $25 million of average daily net assets under EIC's management; and 0.45% of the average daily net assets of the next $25 million under EIC's management; and 0.40% of the average daily net assets over $50 million under EIC's management.

SMALL CAP MULTI-MANAGER SERIES. The sub-advisers to the Small Cap Multi-Manager Series are BFM and SFM located at 200 Clarendon Street, Boston, Massachusetts, 02116, and at 300 Frank W. Burr Boulevard, 7th Floor, Glenpointe East, Teaneck, New Jersey, 07666, respectively. For its sub-advisory services, BFM receives a monthly portfolio management fee at the annual rate of 0.70% of the first $100 million of average daily net assets under

BFM's management; and 0.60 % of the average daily net assets over $100 million under BFM's management. For its sub-advisory services, SFM receives a monthly portfolio management fee at the annual rate: of 0.80% of the first $25 million of average daily net assets under SFM's management; 0.70% of the next $50 million of average daily net assets under SFM's management; 0.55% of the average daily net assets over $75 million under SFM's management.

INTERNATIONAL MULTI-MANAGER SERIES. As of September 3, 2002, Julius Baer Investment Management Inc. ("JBIMI") was hired as a sub-adviser to the Series. JBIMI is located at 330 Madison Avenue, New York, NY 10017. Prior to September 3, 2002, the sub-advisers to the Series were Clemente Capital, Inc. ("Clemente"), Invista Capital Management, LLC ("Invista") and Zurich Scudder Investments, Inc. ("Zurich") (collectively, the "Former Sub-Advisers"). For investment advisory services rendered, each Former Sub-Adviser was paid a monthly portfolio management fee at an annual rate of 0.50% of the average daily net assets under the sub-adviser's management.

As of January 2, 2003, Goldman Sachs Asset Management, L.P. ("GSAM") was hired as a sub-adviser to the Series, to replace Deutsche Asset Management, Inc. ("DAMI") who served as a sub-adviser to the Series from September 3, 2002 to December 31, 2002. GSAM a business unit of the Investment Management Division of Goldman Sachs & Co. a New York limited partnership, is located at 32 Old Slip, New York, NY 10005 For their services the Sub-Advisers received the following fees:

                          12 MONTHS ENDED  12 MONTHS ENDED  12 MONTHS ENDED
                          ---------------  ---------------  ---------------
                              6/30/04          6/30/03          6/30/02
                          ---------------  ---------------  ---------------
Clemente                                            N/A        $100,046
Invista                                             N/A        $108,527
Zurich                                              N/A        $123,860
DAMI                                          $--------             N/A
JBIMI (1/2/03 - 6/30/03                       $  99,124             N/A
GSAM (1/2/03 - 6/30/03)                       $  99,801             N/A

The Series will be directly responsible for paying JBIMI a monthly sub-advisory fee at the annual rate of 0.50% of the Series' average daily net assets under its management. The Series will also pay GSAM a monthly sub-advisory fee at the annual rate of 0.50% of the Series' average daily net assets under its management.

REAL ESTATE SERIES. The sub-advisers to the Real Estate Series are AEW Management and Advisors, L.P., an affiliate of AEW Capital Management, L.P. ("AEW"), and The Real Estate Management Services Group LLC ("REMS"). AEW, a registered investment adviser, is located at Two Seaport Lane, World Trade Center East, Boston, MA 02210. AEW is a subsidiary of (and therefore may be deemed to be controlled by) CDC IXIS Asset Management North America, L.P., which, through subsidiaries and affiliates in the U.S., Europe and Asia, manages approximately $293 billion in assets for institutions and individuals as of September 30, 2002. REMS, a registered investment adviser, is located at 1100 Fifth Avenue South, Suite 301, Naples, FL 34102. Edward Turville, a managing director of REMS and portfolio manager of the Series, and Beach Investment Counsel, Inc., a registered investment adviser with approximately $275 million in assets under management, are control persons under the 1940 Act due to ownership interests of 50% and 30% respectively, of REMS. For investment advisory services rendered, each sub-adviser is paid a monthly advisory fee at an annual fee at an annual rate of the 0.55% of the first $25 million of average daily net assets under the sub-adviser's management; 0.45% if the next $25 million of average daily net assets under the sub-adviser's management; 0.35% if the average daily net assets over $50 million under the sub-adviser's management.

SUB-ADVISORY FEE WAIVER AGREEMENT. For purposes of calculating the sub-advisory fee payable by a Series, each sub-adviser (each a "Participating Sub-Adviser") has agreed with RSMC to waive a portion of its fee in an amount equal to the difference between the sub-advisory fee calculated as stated in each Participating Sub-Adviser's sub-advisory agreement and the sub-advisory fee calculated pursuant to a separate fee waiver agreement. Under the fee waiver agreement, a Participating Sub-Adviser's fee calculation is based on the average daily net asset value of the Series Account together with the account values of certain similarly managed assets in client accounts of RSMC and its affiliates. In effect, the fee waiver agreement allows the calculation of the sub-advisory fee using asset levels that trigger a reduced rate sooner than if only the Series Account assets were considered in determining the sub-advisory fee. Although the fee waiver agreement lowers the effective sub-advisory fee paid by the Series and such reduction will accrue to the benefit of the shareholders of the Series, the lower effective sub-advisory fee paid by the Adviser on behalf of the similarly managed assets in client accounts of RSMC and its affiliates will accrue to the benefit of RSMC and its affiliates. This additional benefit to RSMC is the direct result of using the Series Account assets to reduce the sub-advisory fee paid to the Participating Sub-Adviser for services to the similarly managed assets.

SUB-ADVISORY AGREEMENTS. Each Sub-Advisory Agreement provides that the sub-adviser has discretionary investment authority with respect to the portion of the Series' assets allocated to it by RSMC, subject to the restrictions of the 1940 Act, the Internal Revenue Code of 1986, as amended, applicable state securities laws, applicable statutes and regulations of foreign jurisdictions, the Series' investment objective, policies and restrictions and the instructions of the Board of Trustees and RSMC.

Each Sub-Advisory Agreement provides that the sub-adviser will not be liable for any action taken, omitted or suffered to be taken except if such acts or omissions are the result of willful misfeasance, bad faith, gross negligence or reckless disregard of duty. Each Sub-Advisory Agreement continues in effect for two years and then from year to year so long as continuance of each such Agreement is approved at least annually (i) by the vote of a majority of the Independent Trustees at a meeting called for the purpose of voting on such approval and (ii) by the vote of a majority of the Trustees or by the vote of a majority of the outstanding voting securities of the Fund. Each Sub-Advisory Agreement terminates automatically in the event of its assignment and is terminable on written notice by WT Fund (without penalty, by action of the Board of Trustees or by vote of a majority of the Fund's outstanding voting securities) or by RSMC or the sub-adviser. Each Sub-Advisory Agreement provides that written notice of termination must be provided sixty days prior to the termination date, absent mutual agreement for a shorter notice period.

                     ADMINISTRATION AND ACCOUNTING SERVICES

Pursuant to an Administration and Accounting Services Agreement dated ________________, RSMC, an affiliate of the Trust, performs certain administrative services for WT Fund and the Trust such as preparing shareholder reports, providing statistical and research data, assisting the investment adviser in compliance monitoring activities, and preparing and filing federal and state tax returns on behalf of the Funds and the Series. In addition, PFPC prepares and files certain reports with the appropriate regulatory agencies and prepares certain materials required by the SEC or any state securities commission having jurisdiction over WT Fund. The accounting services performed by PFPC include determining the net asset value per share of each Fund and maintaining records relating to the securities transactions of the Fund. From September 1, 2002 to __________________, RSMC provided administrative and accounting services to the WT Fund. For its services, each Fund pays PFPC a fee of ________ of the Fund's average daily net assets up to $1 billion; ________ of the next $500 million of average daily net assets; _________ of the next $500 million of average daily net assets; and ________ of the Fund's average daily net assets that are greater than $2 billion. Prior to _____________________, RSMC provided administrative and accounting services to each Fund and PFPC provided administrative and accounting services as a sub-administrator. Accordingly, PFPC received administrative and fees, whether as administrator or sub-administrator of ____________, __________________, and ________________, for
fiscal years ended June 30, 2004, 2003 and 2002, respectively.

                          ADDITIONAL SERVICE PROVIDERS

INDEPENDENT AUDITORS. _____________________________serves as the independent auditor to WT Fund and the Trust, providing services which include (1) auditing the annual financial statements for the Funds, (2) assistance and consultation in connection with SEC filings and (3) review of the annual federal income tax returns filed on behalf of each Fund.

LEGAL COUNSEL. Pepper Hamilton LLP, 3000 Two Logan Square, 18th and Arch Streets, Philadelphia, PA 19103, serves as counsel to WT Fund and the Trust.

CUSTODIANS. Wilmington Trust Company, 1100 North Market Street, Wilmington, DE 19890, serves as the Custodian of the Series, except for the International Multi-Manager Series. The Custodian's services include, in addition to the custody of all cash and securities owned by the WT Fund and Trust, the maintenance of custody accounts in the Custodian's trust department, the segregation of all certificated securities owned by the WT Fund and Trust, the appointment of authorized agents as sub-custodians, disbursement of funds from the custody accounts of the WT Fund and Trust, releasing and delivering securities from the custody accounts of the WT Fund and Trust, maintaining records with respect to such custody accounts, delivering to the WT Fund and Trust a daily and monthly statement with respect to such custody accounts, and causing proxies to be executed. Wilmington Trust Company receives a fee for its services based on the average daily net assets of the Trust and has appointed PFPC Trust Company as Sub-Custodian of the Trust. Citibank, N.A. serves as the Trust's foreign custody manager.

TRANSFER AGENT. PFPC Inc., 760 Moore Road, King of Prussia, Pennsylvania 19406, serves as the Transfer Agent and Dividend Paying Agent.

                   DISTRIBUTION OF SHARES AND RULE 12B-1 PLAN

The Distributor is currently located at 760 Moore Road, King of Prussia, PA 19406. The Distributor serves as the underwriter of the Funds' shares pursuant to a Distribution Agreement with WT Fund. Pursuant to the terms of the Distribution Agreement, the Distributor is granted the right to sell the shares of the Funds as agent for WT Fund. Shares of the Funds are offered continuously.

Under the terms of the Distribution Agreement, the Distributor agrees to use efforts deemed appropriate by the Distributor to solicit orders for the sale of shares of the Funds and will undertake such advertising and promotions as it believes reasonable in connection with such solicitation. To the extent that the Distributor receives fees under the Funds' Plans of Distribution adopted pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plans"), the Distributor will furnish or enter into arrangement with others for the furnishing of marketing or sales services with respect to the Investor Shares as may be required pursuant to such plan. Moreover, to the extent that the Distributor receives shareholders service fees under any shareholder services plan adopted by the Funds, the Distributor will furnish or enter into arrangements with others for the furnishing of personal or account maintenance services with respect to the relevant shareholders of the Funds as may be required pursuant to such plan.. The Distributor receives no underwriting commissions or Rule 12b-1 fees in connection with the sale of the Funds' Institutional Shares.

The Distribution Agreement became effective as of January 1, 2004 and continues in effect for a period of two years. Thereafter, the agreement may continue in effect for successive annual periods provided such continuance is approved at least annually by a majority of the Trustees, including a majority of the Independent Trustees. The Distribution Agreement provides that the Distributor, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreements, will not be liable to the Funds or their shareholders for losses arising in connection with the sale of Fund shares.

The Distribution Agreement terminates automatically in the event of an assignment. The Agreement is also terminable without payment of any penalty with respect to any Fund (i) (by vote of a majority of the Trustees of the Fund who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of any Rule 12b-1 Plan of the Fund or any agreements related to a 12b-1 Plan, or by vote of a majority of the outstanding voting securities of the applicable Fund) on sixty (60) days' written notice to the Distributor; or (ii) by the Distributor on sixty (60) days' written notice to the Fund. The Distributor will be compensated for distribution services according to the Investor Shares 12b-1 Plan regardless of the Distributor's expenses.

The Investor Shares 12b-1 Plan provides that the Distributor will be paid for distribution activities such as public relations services, telephone services, sales presentations, media charges, preparation, printing and mailing advertising and sales literature, data processing necessary to support a distribution effort and printing and mailing of prospectuses to prospective shareholders. Additionally, the Distributor may pay certain financial institutions ("Service Organizations") such as banks or broker-dealers who have entered into servicing agreements with the Distributor and other financial institutions for distribution and shareholder servicing activities.

The Investor Shares 12b-1 Plan further provides that payment shall be made for any month only to the extent that such payment does not exceed 0.75% on an annualized basis of the Investor Shares of each Fund's average net assets to compensate the Distributor for making payments to certain Service Organizations who have sold Investor Shares of the Funds and for other distribution expenses.

For the fiscal year ended June 30, 2004, the Funds paid the Distributor 12b-1 fees in respect of broker-dealer compensation as follows:

                                                    12b-1 Fees
                                                    ----------
Wilmington Large Cap Strategic Allocation Fund
Wilmington Mid Cap Strategic Allocation Fund
Wilmington Small Cap Strategic Allocation Fund
Wilmington International Multi-Manager Portfolio
Wilmington Real Estate Series

Under the Investor Shares 12b-1 Plan, if any payments made by the investment adviser out of its advisory fee, not to exceed the amount of that fee, to any third parties (including banks), including payments for shareholder servicing and transfer agent functions, were deemed to be indirect financing by each Fund of the distribution of its Investor Shares, such payments are authorized. Each Series may execute portfolio transactions with and purchase securities issued by depository institutions that receive payments under the 12b-1 Plan. No preference for instruments issued by such depository institutions is shown in the selection of investments.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS. The investment adviser and/or sub-advisers place portfolio transactions on behalf of each Series, selects broker-dealers for such transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. Portfolio transactions placed by the investment adviser or a sub-adviser may be effected through the trading desk of the investment adviser, its broker-affiliate or a sub-adviser. Debt securities purchased and sold by the Series are generally traded on the dealer market on a net basis (i.e., without commission) through dealers acting for their own account and not as brokers, or otherwise involve transactions directly with the issuer of the instrument. This means that a dealer (the securities firm or bank dealing with a Series) makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a spread. When securities are purchased in underwritten offerings, they include a fixed amount of compensation to the underwriter.

Brokerage commissions paid by the Series for the last three fiscal years ended June 30, 2004 are as follows:

                                         12 MONTHS ENDED  12 MONTHS ENDED   12 MONTHS ENDED
                                             6/30/04          6/30/03           6/30/02
                                         ---------------  ---------------   ----------------
Large Cap Strategic Allocation Series                             N/A               N/A
Mid Cap Strategic Allocation Series                               N/A               N/A
Small Cap Strategic Allocation Series                             N/A               N/A
International Multi-Manager Series                           $285,948          $241,398
Real Estate Series                                                N/A               N/A

When buying or selling securities, the Funds may pay commissions to brokers who are affiliated with the investment adviser, a sub-adviser or the Funds. For the six months ended December 31, 2003, the Funds paid brokerage commissions to Balentine & Company LLC, an affiliate of the investment adviser, as follows:

                                          COMMISSIONS PAID TO BALENTINE & COMPANY, LLC, AN RSMC
                                             AFFILIATE, DURING THE SIX MONTHS ENDED 12/31/03
                                          -----------------------------------------------------
Large Cap Strategic Allocation Series                            $ 69,012
Mid Cap Strategic Allocation Series                              $ 50,017
Small Cap Strategic Allocation Series                            $120,272
Real Estate Series                                               $ 52,436

BROKERAGE SELECTION. The primary objective of the investment adviser and sub-advisers in placing orders on behalf of the Series for the purchase and sale of securities is to obtain best execution at the most favorable prices through responsible brokers or dealers and, where the spread or commission rates are negotiable, at competitive rates. In selecting and monitoring a broker or dealer, the investment adviser or sub-adviser considers, among other things: (i) the price of the securities to be purchased or sold; (ii) the rate of the spread or commission; (iii) the size and difficulty of the order; (iv) the nature and character of the spread or commission for the securities to be purchased or sold; (v) the reliability, integrity, financial condition, general execution and operational capability of the broker or dealer; and (vi) the quality of any research or statistical services provided by the broker or dealer to the Series or to the investment adviser or sub-advisers. The investment adviser and the sub-advisers may also consider the sale of shares of the Funds as a factor in the selection of a broker or dealer to effect transactions for the Funds, subject to the investment adviser's and sub-advisers' duty to seek best execution. The investment adviser and sub-advisers are authorized to allocate portfolio transactions in a manner that takes into account the assistance received in the distribution of shares of the Funds or other portfolios of WT Mutual Fund. The allocation of portfolio transactions may also take into account the receipt of research reports and services of brokerage firms. The investment adviser or sub-adviser may place trades with certain brokers with which it is under common control, including Balentine & Company LLC or Wilmington Brokerage Services Co., each an indirect, wholly-owned subsidiary of Wilmington Trust Corporation, provided that the investment adviser or sub-adviser determines that the affiliate's services and costs are comparable to those of non-affiliated, qualified brokerage firms.

In selecting and monitoring broker-dealers and negotiating commissions, the investment adviser or sub-adviser considers the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. A broker-dealer may be willing to furnish certain research services to the investment adviser or sub-adviser for no consideration except for standard brokerage commissions or dealer spreads. The investment adviser or sub-adviser may use such broker-dealers to effect securities transactions. The investment adviser and sub-adviser may also consider the sale of shares of the Funds and other mutual funds that they advise as a factor in the selection of brokers or dealers to effect transactions for the Funds, subject to their duty to seek best execution; however, whether or not a particular broker or dealer sells shares of the Fund neither qualifies nor disqualifies such broker or dealer to execute transactions for the Fund. When more than one firm is believed to meet these criteria, preference may be given to brokers who provide research or statistical material or other services to the Funds, to the adviser or to a sub-adviser.

Section 28(e) of the Securities Exchange Act of 1934 provides that the investment adviser and sub-advisers, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under
Section 28(e), the investment adviser and sub-advisers are required to make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided viewed in terms of either that particular transaction or the investment adviser's overall responsibilities with respect to accounts as to which it exercises investment discretion." The services provided by the broker also must lawfully or appropriately assist the investment adviser or sub-adviser, as the case may be, in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, a Series may pay a higher broker commission than those available from another broker.

Research services received from broker-dealers supplement the investment adviser or sub-adviser's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indices and investment accounts; information concerning prices of securities; and information with respect to the performance, investment activities, and fees and expenses of other mutual funds.

Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communications of trade information, the providing of equipment used to communicate research information and the providing of specialized consultations with the investment adviser or sub-adviser's personnel with respect to computerized systems and data furnished to the investment adviser or sub-adviser as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information. The outside research assistance is useful to the investment adviser and sub-advisers since the broker-dealers used by the investment adviser and sub-advisers tend to follow a broad universe of securities and the research provided by such broker-dealers may provide the investment adviser and sub-advisers with a diverse perspective on financial markets. Research services provided to the investment adviser or sub-adviser by broker-dealers are available for the benefit of all accounts managed or advised by the investment adviser or sub-adviser or by their respective affiliates. The investment adviser and sub-advisers cannot readily determine the extent to which spreads or commission rates or net prices charged by brokers or dealers reflect the value of their research, analysis, advice and similar services. However, the investment adviser or sub-advisers will not direct fund transactions to dealers solely on the basis of research services provided.

ALLOCATION OF FUND TRANSACTIONS. Some of the investment adviser's or sub-advisers' other clients have investment objectives and programs similar to that of the Series. Occasionally, recommendations made to other clients may result in their purchasing or selling securities simultaneously with the Series. Consequently, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities. It is the policy of the investment adviser and sub-advisers not to favor one client over another in making recommendations or in placing orders. In the event of a simultaneous transaction, purchases or sales are averaged as to price, transaction costs are allocated between a Series and other clients participating in the transaction on a pro rata basis and purchases and sales are normally allocated between the Series and the other clients as to amount according to a formula determined prior to the execution of such transactions.

                       CAPITAL STOCK AND OTHER SECURITIES

WT Fund issues three separate classes of shares. Each of the Funds offers Institutional and Investor Shares classes. In addition, the Strategic Funds issue the Service Shares class. The shares of each Fund, when issued and paid for in accordance with the prospectus, will be fully paid and non-assessable shares, with equal voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature.

The separate classes of shares each represent interests in the same portfolio of investments, have the same rights and are identical in all respects, except that
(i) Investor Shares pay Rule 12b-1 distribution expenses (and have exclusive voting rights with respect to the Rule 12b-1 Plan pursuant to which the distribution fee may be paid), and (ii) the Service Shares pay a shareholder service fee of 0.25% of the average net assets of the Service Shares. The net income attributable to Investor or Service Shares and the dividends payable on such shares will be reduced by the amount of any shareholder service or Rule 12b-1 distribution fees; accordingly, the net asset value of the Investor and Service Shares will be reduced by such amount to the extent the Fund has undistributed net income.

Shares of a Fund entitle holders to one vote per share and fractional votes for fractional shares held. Shares have non-cumulative voting rights, do not have preemptive or subscription rights and are transferable. Each Fund and class takes separate votes on matters affecting only that Fund or class thereof. For example, a change in the fundamental investment policies for a Fund would be voted upon only by shareholders of that Fund.

The Funds do not hold annual meetings of shareholders. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record owning not less than 10% of a Fund's outstanding shares.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE OF SHARES. Information regarding the purchase of shares is discussed in the "Purchase of Shares" section of the prospectus. Additional methods to purchase shares are as follows:

Individual Retirement Accounts: You may purchase shares of the Funds for a tax-deferred retirement plan such as an individual retirement account ("IRA"). To order an application for an IRA and a brochure describing a Fund IRA, call the transfer agent at (800) 336-9970. PFPC Trust Company, as custodian for each IRA account receives an annual fee of $10 per account, paid directly to PFPC Trust Company by the IRA shareholder. If the fee is not paid by the due date, the appropriate number of Fund shares owned by the IRA will be redeemed automatically as payment.

Automatic Investment Plan: You may purchase Fund shares through an Automatic Investment Plan ("AIP"). Under the AIP, the transfer agent, at regular intervals, will automatically debit your bank checking account in an amount of $50 or more (after the $1,000 minimum initial investment). You may elect to invest the specified amount monthly,

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bimonthly, quarterly, semiannually or annually. The purchase of Fund shares will be effected at their offering price at the close of regular trading on the New York Stock Exchange (the "Exchange") (currently 4:00 p.m., Eastern time), on or about the 20th day of the month. For an application for the Automatic Investment Plan, check the appropriate box of the application or call the transfer agent at
(800) 336-9970. This service is generally not available for Wilmington Trust's trust account clients, since similar services are provided through Wilmington Trust. This service also may not be available for Service Organization clients who are provided similar services through those organizations.

Payroll Investment Plan: The Payroll Investment Plan ("PIP") permits you to make regularly scheduled purchases of Fund shares through payroll deductions. To open a PIP account, you must submit a completed account application, payroll deduction form and the minimum initial deposit to your employer's payroll department. Then, a portion of your paychecks will automatically be transferred to your PIP account for as long as you wish to participate in the plan. It is the sole responsibility of your employer, not WT Fund, the Distributor, the investment adviser or the transfer agent, to arrange for transactions under the PIP. WT Fund reserves the right to vary its minimum purchase requirements for employees participating in a PIP.

REDEMPTION OF SHARES. Information regarding the redemption of shares is discussed in the "Redemption of Shares" section of the prospectus. Additional methods to redeem shares are as follows:

By Wire: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Fund account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Fund account address of record when you submit written instructions. You may change the bank account that you have designated to receive amounts redeemed at any time. Any request to change the bank account designated to receive redemption proceeds should be accompanied by a guarantee of the shareholder's signature by an eligible institution. A signature and a signature guarantee are required for each person in whose name the bank account is registered. Further documentation will be required to change the designated bank account when a corporation, other organization, trust, fiduciary or other institutional investor holds Fund shares.

Systematic Withdrawal Plan: If you own shares of a Fund with a value of $10,000 or more you may participate in the Systematic Withdrawal Plan ("SWP"). Under the SWP, you may automatically redeem a portion of your account monthly, bimonthly, quarterly, semiannually or annually. The minimum withdrawal available is $100. The redemption of Fund shares will be effected at the NAV determined on or about the 25th day of the month. This service is generally not available for Wilmington Trust's trust accounts or certain Service Organizations, because a similar service is provided through those organizations.

Additional Information Regarding Redemptions: To ensure proper authorization before redeeming shares of the Funds, the transfer agent may require additional documents such as, but not restricted to, stock powers, trust instruments, death certificates, appointments as fiduciary, certificates of corporate authority and waivers of tax required in some states when settling estates.

Clients of Wilmington Trust who have purchased shares through their trust accounts at Wilmington Trust and clients of Service Organizations who have purchased shares through their accounts with those Service Organizations should contact Wilmington Trust or the Service Organization prior to submitting a redemption request to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, other organization, trust, fiduciary or other institutional investor, RSMC requires, in addition to the stock power, certified evidence of authority to sign the necessary instruments of transfer. THESE PROCEDURES ARE FOR THE PROTECTION OF SHAREHOLDERS AND SHOULD BE FOLLOWED TO ENSURE PROMPT PAYMENT. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within 7 days of acceptance of shares tendered for redemption. Delay may result if the purchase check has not yet cleared, but the delay will be no longer than required to verify that the purchase check has cleared, and WT Fund will act as quickly as possible to minimize delay.

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

The value of shares redeemed may be more or less than the shareholder's cost, depending on the net asset value at the time of redemption. Redemption of shares may result in tax consequences (gain or loss) to the shareholder, and the proceeds of a redemption may be subject to backup withholding.

A shareholder's right to redeem shares and to receive payment therefore may be suspended when (a) the Exchange is closed, other than customary weekend and holiday closings, (b) trading on the Exchange is restricted, (c) an emergency exists as a result of which it is not reasonably practicable to dispose of a Fund's securities or to determine the value of a Fund's net assets, or (d) ordered by a governmental body having jurisdiction over a Fund for the protection of the Fund's shareholders, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether a condition described in (b), (c) or (d) exists. In case of such suspension, shareholders of the affected Fund may withdraw their requests for redemption or may receive payment based on the net asset value of the Fund next determined after the suspension is lifted.

Each Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption by making payment in whole or in part with readily marketable securities (redemption "in-kind") chosen by the Fund and valued in the same way as they would be valued for purposes of computing the net asset value of the applicable Fund. If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash. Each Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which a Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the applicable Fund for any one shareholder during any 90-day period. This election is irrevocable unless the SEC permits its withdrawal.

PRICING OF SHARES. For each Fund the net asset value per share of the Portfolio is determined by dividing the value of the Fund's net assets by the total number of Fund shares outstanding. This determination is made by PFPC, as of the close of regular trading on the New York Stock Exchange (the "Exchange") (currently 4:00 p.m., Eastern time) each day the Fund is open for business. The Fund is only open on days when the Exchange and the transfer agent are open for business.

In valuing the Fund's assets, a security listed on an exchange (and not subject to restrictions against sale by a Fund on an Exchange) will be valued at its last sale price on the Exchange on the day the security is valued. Securities traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Lacking any sales on such day, the security will be valued at the mean between the closing asked price and the closing bid price. Securities listed on other exchanges (and not subject to restriction against sale by a Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers' National Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the closing asked price and the closing bid price. The value of such securities quoted on the NASDAQ Stock Market System, but not listed on the National Market System, shall be valued at the mean between the closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ Stock Market System and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Other unlisted securities (and listed securities subject to restriction on sale) will be valued at fair value as determined in good faith under the direction of the Board of Trustees although the actual calculation may be done by others. Short-term investments with remaining maturities of less than 61 days are valued at amortized cost.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day. In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days and on which the Wilmington International Multi-Manager Portfolio's net asset value is not calculated and investors will be unable to buy or sell shares of the Fund. Calculation of the Fund's net asset value does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. If events materially affecting the value of such securities occur between the time when their price is determined and the time when the Wilmington International Multi-Manager Portfolio's net asset value is calculated, such securities may be valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

                                    DIVIDENDS

Dividends, if any, from the Funds' net investment income and distributions, if any, of net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by each Fund, after deducting any available capital loss carryovers are declared and paid to its shareholders quarterly.

A dividend or distribution paid by a Fund has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes.

                              TAXATION OF THE FUNDS

GENERAL. Each Fund is treated as a separate corporation for federal income tax purposes. Each Fund intends to qualify to be classified under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") as a "regulated investment company" ("RIC"). To qualify or continue to qualify for treatment as a RIC under the Code, Each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income (generally dividends (without regard to the dividends received distribution), interest, net short-term capital gain and net gains from certain foreign currency transactions) and at least 90% of its net income from tax-exempt obligations (the "Distribution Requirement") as well as meet several additional requirements. These requirements include, among others, the following: (1) Each Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures and forward contracts) derived with respect to its business of investing in such stock securities or those currencies; (2) at the close of each quarter of Each Fund's taxable year, at least 50% of the value of its total assets must be represented by cash, cash items, U.S. Government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of Each Fund's total assets and that does not represent more than 10% of such issuer's outstanding voting securities; and (3) at the close of each quarter of Each Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of any two or more issuers that Each Fund controls and which are determined to be in the same trade or business or similar or related trades or businesses.

To the extent Each Fund qualifies for treatment as a RIC, Each Fund will not be subject to federal income tax on ordinary income and net capital gains paid to shareholders in the form of dividends or capital gain distributions. Each Fund has elected to be treated as a RIC under the Code and intends to qualify as such for each future year.

If a Fund failed to qualify for treatment as a RIC in any taxable year, it would be subject to federal income tax on its taxable income at corporate income tax rates without reduction for distributions paid to shareholders and all distributions from earnings and profits, including any distributions from net capital gain (the excess of net long-term capital gain over net short-term capital loss), would be taxable to its shareholders as ordinary income. In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before qualifying again for RIC treatment.

Each Fund will be subject to a nondeductible 4% excise tax (the "Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all (at least 98%) of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

Each Fund's gains or losses on sales of securities will be long-term capital gains or losses if the securities have been held by a Fund for more than twelve months and short-term capital gains or losses if not so held. A Fund will be taxed on the amount of its undistributed net capital gain over the amount of its deduction for dividends paid, determined with reference to capital gain dividends only. A Fund is permitted to elect to include all or a portion of

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

such undistributed net capital gain in the income of its shareholders on the last day of its taxable year. In such case the shareholder is given credit for the tax that the RIC paid and is entitled to increase its basis by the difference between the amount of includable gain and tax deemed paid. Currently, an individual's maximum tax rate on long-term capital gains is 15%. A capital gain dividend is treated by the shareholders as a long-term capital gain regardless of how long the investor has owned shares in a Fund and is not eligible for the dividend received deduction for corporate shareholders. If a Fund invests in any instruments that generate taxable income, under the circumstances described in the prospectus, distributions of the investment company income will be taxable to its shareholders as ordinary income to the extent of its earnings and profits, whether paid in cash or reinvested in additional shares. If such distribution to its shareholders is in excess of its current and accumulated earnings and profits in any taxable year, the excess distribution will be treated by each shareholder as a return of capital to the extent of the shareholder's tax basis and thereafter as capital gain. If a Fund realizes capital gain as a result of market transactions, any distribution of that gain will be taxable to its shareholders and treated as a capital gain. If a Fund invests in equity investments and the Fund makes distributions, the portion designated as qualified dividend income will be taxed at the same rate as long-term capital gains through 2008.

Dividends and other distributions declared by a Fund in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by a Fund and received by the shareholders on December 31 of that year if they are paid by a Fund during the following January. Accordingly, such distributions will be taxed to the shareholders for the year in which that December 31 falls, regardless of whether it is paid in January of the following year.

Investors should be aware that if Fund shares are purchased shortly before the record date for any dividend (other than an exempt-interest dividend) or capital gain distribution, the shareholder will pay full price for the shares and will receive some portion of the price back as a taxable distribution.

Upon a sale, exchange (whether or not for shares of another fund) or redemption of a shareholder's shares, the shareholder will realize taxable gain or loss depending upon such shareholder's basis in the shares. The gain or loss will be long-term capital gain or loss if the shares have been held for more than one year and short-term capital gain or loss if held for one year or less. Any loss realized on a sale or redemption of shares will be disallowed to the extent the shares are purchased within a period of 61 days, beginning 30 days before and ending 30 days after the shares are bought or sold. Any loss realized by a shareholder on the redemption or sale of shares held by the shareholder for six months or less will be treated as a long-term, instead of a short-term, capital loss to the extent of any capital gain distributions (or undistributed capital gain) to that shareholder with respect to those shares and are disallowed to the extent of any distributions of exempt-interest dividends received with respect to such shares. Capital losses are deductible only against capital gains except for individuals, who may deduct up to $3,000 against any income.

It is anticipated that all or a portion of the dividends from the net investment income of a Fund will qualify for the dividends-received deduction allowed to corporations. Corporate shareholders of a Fund are generally entitled to take the dividends received deduction with respect to all or a portion of the ordinary income dividends paid, to the extent of a Fund's qualifying dividend income. The qualifying portion may not exceed the aggregate dividends received by a Fund from taxable U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax ("AMT"). Moreover, the dividends-received deduction will be reduced to the extent the shares with respect to which the dividends are received are treated as debt-financed and will be eliminated if those shares are deemed to have been held for less than 46 days. Distributions of net short-term capital gain and net capital gain are not eligible for the dividends-received deduction. Individual shareholders who received qualified dividend income will be taxed on such qualified dividend income at long-term capital gain rates. Qualified dividend income generally means dividend income received (1) from a domestic corporation or (2) from certain foreign corporations in limited instances.

Each Fund will inform shareholders within 60 days after their fiscal year-end of the percentage of its dividends designated as (i) qualifying for the dividends received deduction and (ii) qualified dividend income taxable as net capital gain.

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

FOREIGN SECURITIES. Dividends and interest received, and gains realized, by a Fund may be subject to income, withholding or other taxes imposed by foreign countries or U.S. possessions (collectively, "foreign taxes") that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. It is impossible to determine the rate of foreign tax in advance since the amount of a Fund's assets to be invested in various countries is not known.

If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, a Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to benefit from any foreign tax credit or deduction that is available with respect to foreign taxes paid by a Fund. If the election is made, a Fund will treat those taxes as dividends paid to its shareholders and each shareholder (1) will be required to include in gross income, and treat as paid by the shareholder, a proportionate share of those taxes, (2) will be required to treat such proportionate share of those taxes and of any dividend paid by a Fund that represents income from foreign or U.S. possessions sources as the shareholder's own income from those sources and (3) may either deduct the taxes deemed paid by the shareholder in computing taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against the shareholder's federal income tax. Each Fund will report to its shareholders within 60 days after each taxable year their respective shares of its income from sources within, and taxes paid to, foreign countries and U.S. possessions, as well as the amount of foreign taxes that are not allocable as a credit, if it makes this election. If a Fund makes this election, individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes all of which is included on Forms 1099 and all of whose foreign source income is "qualified passive income" may elect each year to be exempt from the extremely complicated foreign tax credit limitation and will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

Each Fund may invest in the stock of passive foreign investment companies ("PFICs"). A PFIC is a foreign corporation - other than a "controlled foreign corporation" (i.e., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly, or constructively, by "U.S. shareholders," defined as U.S. persons that individually own, directly, indirectly, or constructively, at least 10% of that voting power) as to which a Fund is a U.S. shareholder -- that, in general, meets either of the following tests: (a) at least 75% of its gross income is passive or (b) an average of at least 50% of its assets produce, or are held for the production of, passive income. If a Fund acquires stock in a PFIC and holds the stock beyond the end of the year of acquisition, a Fund will be subject to federal income tax on a portion of any "excess distribution" received on the stock or of any gain from disposition of the stock (collectively, "PFIC income"), plus interest thereon, even if a Fund distributes the PFIC income as a taxable dividend to its shareholders. In general, an excess distribution is the excess (if any) of (i) the amount of distributions received by a PFIC stockholder during the taxable year; over (ii) 125% of the average amount received during the preceding three years (or, if shorter, the holding period). The balance of the PFIC income will be included in a Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders. Additional charges in the nature of interest may be imposed on a Fund in respect of deferred taxes arising from such distributions or gains.

If a Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, a Fund will be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain, even if they are not distributed to the Fund by the QEF; those amounts most likely would have to be distributed by the Fund to satisfy the Distribution Requirement and avoid imposition of the Excise Tax. It may be very difficult, if not impossible, to make this election because of certain requirements thereof.

Each Fund may elect to "mark to market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over a Fund's adjusted basis therein as of the end of each year. Pursuant to the election, a Fund also will be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income by a Fund for prior taxable years. A Fund's adjusted basis in each PFIC's stock subject to the election will be adjusted to reflect the amounts of income included and deductions taken thereunder. Under the PFIC rules, mark to market gains are treated as an excess distribution (as ordinary income). Any mark to market gain may have to be distributed by a Fund (even though no cash is received) to satisfy the Distribution Requirement and avoid imposition of the Excise Tax.

HEDGING TRANSACTIONS. The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for federal income tax purposes the amount, character and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations) and gains from options, futures and foreign currency contracts derived by a Fund with respect to its business of investing in securities qualify as permissible income under the source of income requirement. The complex tax rules affecting hedging strategies may affect the character, amount and timing of distributions to shareholders and may cause a Fund to satisfy the Distribution Requirement even though no cash was received for the income event.

SHORT SALES. Gain or loss from a short sale of property is generally considered as capital gain or loss to the extent the property used to close the short sale constitutes a capital asset in a Fund's hands. Except in certain situations, special rules would generally treat the gains on short sales as short-term capital gains and would terminate the running of the holding period of "substantially identical property" held by a Fund. Moreover, a loss on a short sale will be treated as a long-term loss if, on the date of the short sale, "substantially identical property" held by a Fund has a long-term holding period.

STRADDLES. Code Section 1092 (dealing with straddles) also may affect the taxation of options, futures and forward contracts in which a Fund may invest.
Section 1092 defines a "straddle" as offsetting positions with respect to personal property; for these purposes, options, futures and forward contracts are personal property. Under Section 1092, any loss from the disposition of a position in a straddle generally may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle.
Section 1092 also provides certain "wash sale" rules (described above), which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles, which would defer the loss. If a Fund makes certain elections, the amount, character and timing of the recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made.

CONSTRUCTIVE SALE. If a Fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures or forward contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, a Fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or futures or forward contract entered into by a Fund or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale.

BACKUP WITHHOLDING. Each Fund will be required in certain cases to withhold at the applicable withholding rate and remit to the U.S. Treasury, the withheld amount of taxable dividends paid to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the Internal Revenue Service for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that he or she is not subject to "backup withholding;" or
(4) fails to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien). Backup withholding is no an additional tax and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

Each Fund will provide an information return to shareholders describing the federal tax status of the dividends paid by a Fund during the preceding year within 60 days after the end of each year as required by present tax law. Individual shareholders will receive Form 1099-DIV and Form 1099-B as required by present tax law during January of each year. If a Fund makes a distribution after the close of its fiscal year which is attributable to income or gains earned in such earlier fiscal year, then a Fund shall send a notice to its shareholders describing the amount and character of such distribution within 60 days after the close of the year in which the distribution is made. Shareholders should consult their tax advisers concerning the state or local taxation of such dividends, and the federal, state and local taxation of capital gains distributions.

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

The foregoing federal tax discussion is a general summary included for general informational purposes only and is not to be relied upon as tax advice. Each shareholder is advised to consult his/her own tax advisor with respect to the specific tax consequences of an investment in a Fund, including the effect and applicability of state, local, foreign and other tax laws and the possible effects of changes in federal or other tax laws.

This summary does not address any potential foreign, state or local tax consequences of an investment in a Fund. Shareholders may be subject to state and local taxes on distributions from a Fund in addition to federal income tax. Shareholders are urged to consult their tax advisors regarding specific questions relating to federal, state and local taxes.

                              FINANCIAL STATEMENTS

The audited financial statements and financial highlights of the Wilmington Large Cap Strategic Allocation Fund, the Wilmington Mid Cap Strategic Allocation Fund, the Wilmington Small Cap Strategic Allocation Fund, the Wilmington Real Estate Portfolio and the Wilmington International Multi-Manager Portfolio, including the Series in which the Funds invest for the fiscal year ended June 30, 2004, are set forth in the Annual Report to shareholders, including the notes thereto and the report of _________________________ thereon. The Annual Reports are incorporated herein by reference.

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                                   APPENDIX A

            OPTIONS, FUTURES AND FORWARD CURRENCY CONTRACT STRATEGIES

REGULATION OF THE USE OF OPTIONS, FUTURES AND FORWARD CURRENCY CONTRACT STRATEGIES. As discussed in the prospectus, in managing a Fund's corresponding Series, the adviser or the sub-advisers may engage in certain options, futures and forward currency contract strategies for certain bona fide hedging, risk management or other portfolio management purposes. Certain special characteristics of and risks associated with using these strategies are discussed below. Use of options, futures and forward currency contracts is subject to applicable regulations and/or interpretations of the SEC and the several options and futures exchanges upon which these instruments may be traded. The Board of Trustees has adopted investment guidelines (described below) reflecting these regulations.

In addition to the products, strategies and risks described below and in the prospectus, the adviser expects to discover additional opportunities in connection with options, futures and forward currency contracts. These new opportunities may become available as new techniques develop, as regulatory authorities broaden the range of permitted transactions and as new options, futures and forward currency contracts are developed. These opportunities may be utilized to the extent they are consistent with each Fund's investment objective and limitations and permitted by applicable regulatory authorities. The registration statement for the Funds will be supplemented to the extent that new products and strategies involve materially different risks than those described below and in the prospectus.

COVER REQUIREMENTS. No Series will use leverage in their options, futures, and in the case of the International Multi-Manager and Real Estate Series, its forward currency contract strategies. Accordingly, the Series will comply with guidelines established by the SEC with respect to coverage of these strategies by either (1) setting aside cash or liquid, unencumbered, daily marked-to-market securities in one or more segregated accounts with the custodian in the prescribed amount; or (2) holding securities or other options or futures contracts whose values are expected to offset ("cover") their obligations thereunder. Securities, currencies, or other options or futures contracts used for cover cannot be sold or closed out while these strategies are outstanding, unless they are replaced with similar assets. As a result, there is a possibility that the use of cover involving a large percentage of the Series' assets could impede portfolio management, or the Series' ability to meet redemption requests or other current obligations.

OPTIONS STRATEGIES. With the exception of the International Multi-Manager Series and Real Estate Series, a Series may purchase and write (sell) only those options on securities and securities indices that are traded on U.S. exchanges. Exchange-traded options in the U.S. are issued by a clearing organization affiliated with the exchange, on which the option is listed, which, in effect, guarantees completion of every exchange-traded option transaction. The International Multi-Manager Series and Real Estate Series may purchase and write
(sell) options only on securities and securities indices that are traded on foreign exchanges.

Each Series may purchase call options on securities in which it is authorized to invest in order to fix the cost of a future purchase. Call options also may be used as a means of enhancing returns by, for example, participating in an anticipated price increase of a security. In the event of a decline in the price of the underlying security, use of this strategy would serve to limit the potential loss to the Series to the option premium paid; conversely, if the market price of the underlying security increases above the exercise price and the Series either sells or exercises the option, any profit eventually realized would be reduced by the premium paid.

Each Series may purchase put options on securities that it holds in order to hedge against a decline in the market value of the securities held or to enhance return. The put option enables the Series to sell the underlying security at the predetermined exercise price; thus, the potential for loss to the Series below the exercise price is limited to the option premium paid. If the market price of the underlying security is higher than the exercise price of the put option, any profit the Series realizes on the sale of the security is reduced by the premium paid for the put option less any amount for which the put option may be sold.

Each Series may on certain occasions wish to hedge against a decline in the market value of securities that it holds at a time when put options on those particular securities are not available for purchase. At those times, the Series may

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purchase a put option on other carefully selected securities in which it is authorized to invest, the values of which historically have a high degree of positive correlation to the value of the securities actually held. If the adviser's judgment is correct, changes in the value of the put options should generally offset changes in the value of the securities being hedged. However, the correlation between the two values may not be as close in these transactions as in transactions in which a Series purchases a put option on a security that it holds. If the value of the securities underlying the put option falls below the value of the portfolio securities, the put option may not provide complete protection against a decline in the value of the portfolio securities.

Each Series may write covered call options on securities in which it is authorized to invest for hedging purposes or to increase return in the form of premiums received from the purchasers of the options. A call option gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the exercise price during the option period. The strategy may be used to provide limited protection against a decrease in the market price of the security, in an amount equal to the premium received for writing the call option less any transaction costs. Thus, if the market price of the underlying security held by the Series declines, the amount of the decline will be offset wholly or in part by the amount of the premium received by the Series. If, however, there is an increase in the market price of the underlying security and the option is exercised, the Series will be obligated to sell the security at less than its market value.

Each Series may also write covered put options on securities in which it is authorized to invest. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security at the exercise price during the option period. So long as the obligation of the writer continues, the writer may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring it to make payment of the exercise price against delivery of the underlying security. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options. If the put option is not exercised, the Series will realize income in the amount of the premium received. This technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying securities would decline below the exercise price less the premiums received, in which case the Series would expect to suffer a loss.

Each Series may purchase put and call options and write covered put and call options on indices in much the same manner as the more traditional options discussed above, except that index options may serve as a hedge against overall fluctuations in the securities markets (or a market sector) rather than anticipated increases or decreases in the value of a particular security. An index assigns values to the securities included in the index and fluctuates with changes in such values. Settlements of index options are effected with cash payments and do not involve delivery of securities. Thus, upon settlement of an index option, the purchaser will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the index. The effectiveness of hedging techniques using index options will depend on the extent to which price movements in the index selected correlate with price movements of the securities in which a Series invests. Perfect correlation is not possible because the securities held or to be acquired by the Series will not exactly match the composition of indices on which options are purchased or written.

Each Series may purchase and write covered straddles on securities or indices. A long straddle is a combination of a call and a put purchased on the same security where the exercise price of the put is less than or equal to the exercise price on the call. The Series would enter into a long straddle when the adviser believes that it is likely that prices will be more volatile during the term of the options than is implied by the option pricing. A short straddle is a combination of a call and a put written on the same security where the exercise price on the put is less than or equal to the exercise price of the call where the same issue of the security is considered "cover" for both the put and the call. The Series would enter into a short straddle when the adviser believes that it is unlikely that prices will be as volatile during the term of the options as is implied by the option pricing. In such case, the Series will earmark or segregate cash and/or liquid, unencumbered securities in an account with its custodian equivalent in value to the amount, if any, by which the put is "in-the-money," that is, that amount by which the exercise price of the put exceeds the current market value of the underlying security. Because straddles involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Each Series may purchase put and call warrants with values that vary depending on the change in the value of one or more specified indices ("index warrants"). An index warrant is usually issued by a bank or other financial institution

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and gives the Series the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer of the warrant based on the value of the underlying index at the time of exercise. In general, if an Series holds a call warrant and the value of the underlying index rises above the exercise price of the warrant, the Series will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the Series holds a put warrant and the value of the underlying index falls, the Series will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The Series holding a call warrant would not be entitled to any payments from the issuer at any time when the exercise price is greater than the value of the underlying index; the Series holding a put warrant would not be entitled to any payments when the exercise price is less than the value of the underlying index. If the Series does not exercise an index warrant prior to its expiration, then the Series loses the amount of the purchase price that it paid for the warrant.

Each Series will normally use index warrants as it may use index options. The risks of the Series' use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Index warrants are not likely to be as liquid as index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit the Series' ability to exercise the warrants at any time or in any quantity.

OPTIONS GUIDELINES. In view of the risks involved in using the options strategies described above, each Series has adopted the following investment guidelines to govern its use of such strategies; these guidelines may be modified by the Board of Trustees without shareholder approval:

13. each Series will write only covered options, and each such option will remain covered so long as the Series is obligated thereby; and

14. no Series will write options (whether on securities or securities indices) if aggregate exercise prices of previous written outstanding options, together with the value of assets used to cover all outstanding positions, would exceed 25% of its total net assets.

SPECIAL CHARACTERISTICS AND RISKS OF OPTIONS TRADING. A Series may effectively terminate its right or obligation under an option by entering into a closing transaction. If a Series wishes to terminate its obligation to purchase or sell securities under a put or a call option it has written, the Series may purchase a put or a call option of the same series (that is, an option identical in its terms to the option previously written). This is known as a closing purchase transaction. Conversely, in order to terminate its right to purchase or sell specified securities under a call or put option it has purchased, a Series may sell an option of the same series as the option held. This is known as a closing sale transaction. Closing transactions essentially permit a Series to realize profits or limit losses on its options positions prior to the exercise or expiration of the option. If a Series is unable to effect a closing purchase transaction with respect to options it has acquired, the Series will have to allow the options to expire without recovering all or a portion of the option premiums paid. If a Series is unable to effect a closing purchase transaction with respect to covered options it has written, the Series will not be able to sell the underlying securities or dispose of assets used as cover until the options expire or are exercised, and the Series may experience material losses due to losses on the option transaction itself and in the covering securities.

In considering the use of options to enhance returns or for hedging purposes, particular note should be taken of the following:

15. The value of an option position will reflect, among other things, the current market price of the underlying security or index, the time remaining until expiration, the relationship of the exercise price to the market price, the historical price volatility of the underlying security or index, and general market conditions. For this reason, the successful use of options depends upon the adviser's ability to forecast the direction of price fluctuations in the underlying securities markets or, in the case of index options, fluctuations in the market sector represented by the selected index.

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16.   Options normally have expiration dates of up to three years. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior to expiration. The exercise price of the options may be below, equal to or above the current market value of the underlying security or index. Purchased options that expire unexercised have no value. Unless an option purchased by the Series is exercised or unless a closing transaction is effected with respect to that position, the Series will realize a loss in the amount of the premium paid and any transaction costs.

17. A position in an exchange-listed option may be closed out only on an exchange that provides a secondary market for identical options. Although the Series intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any particular time. A liquid market may be absent if: (i) there is insufficient trading interest in the option; (ii) the exchange has imposed restrictions on trading, such as trading halts, trading suspensions or daily price limits; (iii) normal exchange operations have been disrupted; or (iv) the exchange has inadequate facilities to handle current trading volume.

18. With certain exceptions, exchange listed options generally settle by physical delivery of the underlying security. Index options are settled exclusively in cash for the net amount, if any, by which the option is "in-the-money" (where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. If the Series writes a call option on an index, the Series will not know in advance the difference, if any, between the closing value of the index on the exercise date and the exercise price of the call option itself and thus will not know the amount of cash payable upon settlement. If the Series holds an index option and exercises it before the closing index value for that day is available, the Series runs the risk that the level of the underlying index may subsequently change.

19. A Series' activities in the options markets may result in a higher Series turnover rate and additional brokerage costs; however, the Series also may save on commissions by using options as a hedge rather than buying or selling individual securities in anticipation of, or as a result of, market movements.

FUTURES AND RELATED OPTIONS STRATEGIES. Each Series may engage in futures strategies for certain non-trading bona fide hedging, risk management and portfolio management purposes.

Each Series may sell securities index futures contracts in anticipation of a general market or market sector decline that could adversely affect the market value of the Series' securities holdings. To the extent that a portion of a Series' holdings correlate with a given index, the sale of futures contracts on that index could reduce the risks associated with a market decline and thus provide an alternative to the liquidation of securities positions. For example, if a Series correctly anticipates a general market decline and sells index futures to hedge against this risk, the gain in the futures position should offset some or all of the decline in the value of the Series' holdings. An Series may purchase index futures contracts if a significant market or market sector advance is anticipated. Such a purchase of a futures contract would serve as a temporary substitute for the purchase of the underlying securities, which may then be purchased, in an orderly fashion. This strategy may minimize the effect of all or part of an increase in the market price of securities that a Series intends to purchase. A rise in the price of the securities should be in part or wholly offset by gains in the futures position.

As in the case of a purchase of an index futures contract, a Series may purchase a call option on an index futures contract to hedge against a market advance in securities that the Series plans to acquire at a future date. The Series may write covered put options on index futures as a partial anticipatory hedge, and may write covered call options on index futures as a partial hedge against a decline in the prices of securities held by the Series. This is analogous to writing covered call options on securities. The Series also may purchase put options on index futures contracts. The purchase of put options on index futures contracts is analogous to the purchase of protective put options on individual securities where a level of protection is sought below which no additional economic loss would be incurred by the Series.

The International Multi-Manager Series and Real Estate Series may sell foreign currency futures contracts to hedge against possible variations in the exchange rates of foreign currencies in relation to the U.S. dollar. In addition, the

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Series may sell foreign currency futures contracts when a sub-adviser anticipates a general weakening of foreign currency exchange rates that could adversely affect the market values of the Series' foreign securities holdings. In this case, the sale of futures contracts on the underlying currency may reduce the risk to the Series of a reduction in market value caused by foreign currency exchange rate variations and, by so doing, provide an alternative to the liquidation of securities positions and resulting transaction costs. When a sub-adviser anticipates a significant foreign currency exchange rate increase while intending to invest in a security denominated in that currency, the Series may purchase a foreign currency futures contract to hedge against that increase pending completion of the anticipated transaction. Such a purchase would serve as a temporary measure to protect the Series against any rise in the foreign exchange rate that may add additional costs to acquiring the foreign security position. The Series may also purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate at limited risk. The Series may purchase a call option on a foreign currency futures contract to hedge against a rise in the foreign exchange rate while intending to invest in a security denominated in that currency. The Series may purchase put options on foreign currency futures contracts as a partial hedge against a decline in the foreign exchange rates or the value of its foreign portfolio securities. The Series may write a call option on a foreign currency futures contract as a partial hedge against the effects of declining foreign exchange rates on the value of foreign securities.

FUTURES AND RELATED OPTIONS GUIDELINES. In view of the risks involved in using the futures strategies that are described above, each Series has adopted the following investment guidelines to govern its use of such strategies. The Board of Trustees may modify these guidelines without shareholder vote.

20. Each Series will engage only in covered futures transactions, and each such transaction will remain covered so long as the Series is obligated thereby.

21. No Series will write options on futures contracts if aggregate exercise prices of previously written outstanding options (whether on securities or securities indices), together with the value of assets used to cover all outstanding futures positions, would exceed 25% of its total net assets.

SPECIAL CHARACTERISTICS AND RISKS OF FUTURES AND RELATED OPTIONS TRADING. No price is paid upon entering into a futures contract. Instead, upon entering into a futures contract, a Series is required to deposit with its custodian, in a segregated account in the name of the futures broker through whom the transaction is effected, or earmark an amount of cash, U.S. Government securities or other liquid instruments generally equal to 10% or less of the contract value. This amount is known as "initial margin." When writing a call or a put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not involve borrowing to finance the futures transactions. Rather, initial margin on a futures contract is in the nature of a performance bond or good-faith deposit on the contract that is returned to a Series upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Series may be required by a futures exchange to increase the level of its initial margin payment. Additionally, initial margin requirements may be increased generally in the future by regulatory action. Subsequent payments, called "variation margin," to and from the broker, are made on a daily basis as the value of the futures or options position varies, a process known as "marking to market." For example, when a Series purchases a contract and the value of the contract rises, the Series receives from the broker a variation margin payment equal to that increase in value. Conversely, if the value of the futures position declines, a Series is required to make a variation margin payment to the broker equal to the decline in value. Variation margin does not involve borrowing to finance the futures transaction, but rather represents a daily settlement of a Series' obligations to or from a clearing organization.

Buyers and sellers of futures positions and options thereon can enter into offsetting closing transactions, similar to closing transactions on options on securities, by selling or purchasing an offsetting contract or option. Futures contracts or options thereon may be closed only on an exchange or board of trade providing a secondary market for such futures contracts or options.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or related option may vary either up or down from the previous day's settlement price. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses, because

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prices could move to the daily limit for several consecutive trading days with little or no trading and thereby prevent prompt liquidation of unfavorable positions. In such event, it may not be possible for the Series to close a position and, in the event of adverse price movements, the Series would have to make daily cash payments of variation margin (except in the case of purchased options). However, if futures contracts have been used to hedge portfolio securities, such securities will not be sold until the contracts can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, there is no guarantee that the price of the securities will, in fact, correlate with the price movements in the contracts and thus provide an offset to losses on the contracts.

In considering a Series' use of futures contracts and related options, particular note should be taken of the following:

22. Successful use by a Series of futures contracts and related options will depend upon the adviser's ability to predict movements in the direction of the securities markets, which requires different skills and techniques than predicting changes in the prices of individual securities. Moreover, futures contracts relate not only to the current price level of the underlying securities, but also to anticipated price levels at some point in the future. There is, in addition, the risk that the movements in the price of the futures contract will not correlate with the movements in the prices of the securities being hedged. For example, if the price of an index futures contract moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective, but if the price of the securities being hedged has moved in an unfavorable direction, a Series would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, the advantage may be partially offset by losses in the futures position. In addition, if a Series has insufficient cash, it may have to sell assets to meet daily variation margin requirements. Any such sale of assets may or may not be made at prices that reflect a rising market. Consequently, a Series may need to sell assets at a time when such sales are disadvantageous to the Series. If the price of the futures contract moves more than the price of the underlying securities, an Series will experience either a loss or a gain on the futures contract that may or may not be completely offset by movements in the price of the securities that are the subject of the hedge.

23. In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between price movements in the futures position and the securities being hedged, movements in the prices of futures contracts may not correlate perfectly with movements in the prices of the hedged securities due to price distortions in the futures market. There may be several reasons unrelated to the value of the underlying securities that cause this situation to occur. First, as noted above, all participants in the futures market are subject to initial and variation margin requirements. If, to avoid meeting additional margin deposit requirements or for other reasons, investors choose to close a significant number of futures contracts through offsetting transactions, distortions in the normal price relationship between the securities and the futures markets may occur. Second, because the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market. Such speculative activity in the futures market also may cause temporary price distortions. As a result, a correct forecast of general market trends may not result in successful hedging through the use of futures contracts over the short term. In addition, activities of large traders in both the futures and securities markets involving arbitrage and other investment strategies may result in temporary price distortions.

24. Positions in futures contracts may be closed out only on an exchange or board of trade that provides a secondary market for such futures contracts. Although each Series intends to purchase and sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract at any particular time. In such event, it may not be possible to close a futures position, and in the event of adverse price movements, a Series would continue to be required to make variation margin payments.

25. Like options on securities, options on futures contracts have limited life. The ability to establish and close out options on futures will be subject to the development and maintenance of liquid secondary markets on the relevant exchanges or boards of trade. There can be no certainty that such markets for all options on futures contracts will develop.

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26.   Purchasers of options on futures contracts pay a premium in cash at the time of purchase. This amount and the transaction costs are all that is at risk. Sellers of options on futures contracts, however, must post initial margin and are subject to additional margin calls that could be substantial in the event of adverse price movements. In addition, although the maximum amount at risk when the Series purchases an option is the premium paid for the option and the transaction costs, there may be circumstances when the purchase of an option on a futures contract would result in a loss to the Series when the use of a futures contract would not, such as when there is no movement in the level of the underlying index value or the securities or currencies being hedged.

27. As is the case with options, a Series' activities in the futures markets may result in a higher portfolio turnover rate and additional transaction costs in the form of added brokerage commissions. However, a Series also may save on commissions by using futures contracts or options thereon as a hedge rather than buying or selling individual securities in anticipation of, or as a result of, market movements.

HEDGING STRATEGIES. The International Multi-Manager Series' and Real Estate Series' sub-advisers may use forward currency contracts, options and futures contracts and related options to attempt to hedge securities held by the Series. There can be no assurance that such efforts will succeed. Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investment.

The International Multi-Manager Series and Real Estate Series may enter into forward currency contracts either with respect to specific transactions or with respect to the Series' positions. When a sub-adviser believes that a particular currency may decline compared to the U.S. dollar, the Series may enter into a forward contract to sell the currency that the sub-adviser expects to decline in an amount approximating the value of some or all of the Series' securities denominated in that currency. Such contracts may only involve the sale of a foreign currency against the U.S. dollar. In addition, when the Series anticipates purchasing or selling a security, it may enter into a forward currency contract in order to set the rate (either relative to the U.S. dollar or another currency) at which a currency exchange transaction related to the purchase or sale will be made.

The International Multi-Manager Series and Real Estate Series also may sell (write) and purchase put and call options and futures contracts and related options on foreign currencies to hedge against movements in exchange rates relative to the U.S. dollar. In addition, the Series may write and purchase put and call options on securities and stock indices to hedge against the risk of fluctuations in the prices of securities held by the Series or which the adviser or a sub-adviser intends to include in the portfolio. Stock index options serve to hedge against overall fluctuations in the securities markets rather than anticipated increases or decreases in the value of a particular security. The Series also may sell and purchase stock index futures contracts and related options to protect against a general stock market decline that could adversely affect the Series' securities or to hedge against a general stock market or market sector advance to lessen the cost of future securities acquisitions. The Series may use interest rate futures contracts and related options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.

The International Multi-Manager Series and Real Estate Series will not enter into an options, futures or forward currency contract transaction that exposes the Series to an obligation to another party unless the Series either (i) owns an offsetting ("covered") position in securities, currencies, options, futures or forward currency contracts or (ii) has cash, receivables and liquid securities with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above.

SPECIAL RISKS RELATED TO FOREIGN CURRENCY OPTIONS AND FUTURES CONTRACTS. Options and futures contracts on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally. The value of a foreign currency option or futures contract depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the International Multi-Manager Series' and Real Estate Series' position in a foreign currency option or currency contract may vary with changes in the value of either or both currencies and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options or futures transactions, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (that is, less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options or futures markets until they reopen.

As with other options and futures positions, the International Multi-Manager Series' and Real Estate Series' ability to establish and close out such positions in foreign currencies is subject to the maintenance of a liquid secondary market. Trading of some such positions is relatively new. Although the Series will not purchase or write such positions unless and until, in the adviser's or the sub-adviser's opinion, the market for them has developed sufficiently to ensure that the risks in connection with such positions are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option or futures contract at any specific time. Moreover, no Series will enter into OTC options that are illiquid if, as a result, more than 15% of its net assets would be invested in illiquid securities.

Settlement of a foreign currency futures contract must occur within the country issuing the underlying currency. Thus, the Series must accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by U.S. residents, and it may be required to pay any fees, taxes and charges associated with such delivery that are assessed in the issuing country.

FORWARD CURRENCY CONTRACTS. The International Multi-Manager Series and Real Estate Series may use forward currency contracts to protect against uncertainty in the level of future foreign currency exchange rates.

The Series may enter into forward currency contracts with respect to specific transactions. For example, when the Series enters into a contract for the purchase or sale of a security denominated in a foreign currency or anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds or anticipates purchasing, the Series may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such payment, as the case may be, by entering into a forward contract for the sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying transaction. The Series will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

The Series also may hedge by using forward currency contracts in connection with portfolio positions to lock in the U.S. dollar value of those positions or to increase its exposure to foreign currencies that the adviser or the sub-advisers believe may rise in value relative to the U.S. dollar. For example, when the adviser or the sub-advisers believe that the currency of a particular foreign country may suffer a substantial decline relative to the U.S. dollar, it may enter into a forward contract to sell the amount of the former foreign currency approximating the value of some or all of the Series' securities holdings denominated in such foreign currency.

The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Accordingly, it may be necessary for the Series to purchase additional foreign currency on the spot (that is, cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Series is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the security holding if the market value of the security exceeds the amount of foreign currency the Series is obligated to deliver. The projection of short-term currency market movements is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements might not be accurately predicted, causing the Series to sustain losses on these contracts and transaction costs. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer-term investment decisions made with regard to overall diversification strategies. However, the adviser and the sub-advisers believe that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Series will be served.

At or before the maturity date of a forward contract requiring the Series to sell a currency, the Series may either sell a security holding and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Series will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Series may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Series would realize a gain or loss as a result of entering into such an offsetting forward currency contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

The cost to the Series of engaging in forward currency contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the prices of the underlying securities the Series owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward currency contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

Although the Series values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Series may convert foreign currency from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Series at one rate, while offering a lesser rate of exchange should the Series desire to resell that currency to the dealer.

SWAP AGREEMENTS. The International Multi-Manager Series and Real Estate Series may enter into swaps relating to indices, currencies, interest rates, and equity interests. A swap transaction is an agreement between the Series and a counter party to act in accordance with the terms of the swap contract. Interest rate swaps involve the exchange by the Series with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Index swaps involve the exchange by the Series with another party of the respective amounts payable with respect to a notional principal amount related to one or more indexes. Currency swaps involve the exchange of cash flows on a notional amount of two or more currencies based on their relative future values. An equity swap is an agreement to exchange streams of payments computed by reference to a notional amount based on the performance of a basket of stocks or a single stock.

The Series may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Series anticipates purchasing at a later date. Swaps have special risks including possible default by the counter party to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed.

SPECIAL RISKS RELATED TO SWAP AGREEMENTS. Swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swaps is limited to the net amount of payments that the Series is contractually obligated to make or receive. If the counter party to a swap defaults, the Series' risk of loss consists of the net amount of payments that the Series is contractually entitled to receive. The Series will segregate an amount of cash or other liquid securities having a value equal to the accrued excess of its obligations over entitlements with respect to each swap on a daily basis.

Whether the use of swap agreements will be successful in furthering the Series' investment objective will depend on the Adviser's ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Certain swap agreements may be considered to be illiquid because they are two party contracts and because they may have terms of greater than seven days. Moreover, the Series bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counter party. The Series will minimize this risk by entering into agreements that mark to market no less frequently than quarterly. In addition, the Series will enter into swap agreements only with counter parties that would be eligible for consideration as repurchase agreement counter parties under the Series' repurchase agreement guidelines. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Series' ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

                                   APPENDIX B

                             DESCRIPTION OF RATINGS

Moody's, S&P and Fitch are private services that provide ratings of the credit quality of debt obligations. A description of the ratings assigned by Moody's, S&P and Fitch to the securities in which the Funds' corresponding Series may invest is discussed below. These ratings represent the opinions of these rating services as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. The advisers and sub-advisers attempt to discern variations in credit rankings of the rating services and to anticipate changes in credit ranking. However, subsequent to purchase by a Series, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Series. In that event, an adviser or sub-adviser will consider whether it is in the best interest of the Series to continue to hold the securities.

                                 MOODY'S RATINGS

CORPORATE AND MUNICIPAL BONDS.

Aaa: Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than the Aaa securities.

A: Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa: Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

CORPORATE AND MUNICIPAL COMMERCIAL PAPER. The highest rating for corporate and municipal commercial paper is "P-1" (Prime-1). Issuers rated P-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. P-1 repayment ability will often be evidenced by many of the following characteristics:

      -     Leading market positions in well-established industries.

      -     High rates of return on funds employed.

      - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

      - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

      - Well-established access to a range of financial markets and assured sources of alternate liquidity.

MUNICIPAL NOTES. The highest ratings for state and municipal short-term obligations are "MIG 1," "MIG 2" and "MIG 3" (or "VMIG 1," "VMIG 2" and "VMIG 3" in the case of an issue having a variable-rate demand feature). Notes rated "MIG 1" or "VMIG 1" are judged to be of the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broadbased access to the market for refinancing. Notes rated "MIG 2" or "VMIG 2" are of high quality, with margins of protection that are ample although not so large as in the preceding group. Notes rated "MIG 3" or "VMIG 3" are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well established.

                                   S&P RATINGS

CORPORATE AND MUNICIPAL BONDS.

AAA: Bonds rated AAA are highest grade debt obligations. This rating indicates an extremely strong capacity to pay interest and repay principal.

AA:   Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from AAA issues only in small degree.

A:    Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

CORPORATE AND MUNICIPAL COMMERCIAL PAPER. The "A-1" rating for corporate and municipal commercial paper indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be rated "A-1+."

MUNICIPAL NOTES. The "SP-1" rating reflects a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be rated "SP-1+." The "SP-2" rating reflects a satisfactory capacity to pay principal and interest.

                                  FITCH RATINGS

DESCRIPTION OF FITCH'S HIGHEST STATE AND MUNICIPAL NOTES RATING.

AAA -   Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA -    Bonds considered to be investment grade and of very high credit quality.
The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

F-1+ - Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 -   Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

                            CRM LARGE CAP VALUE FUND
                             CRM MID CAP VALUE FUND
                            CRM SMALL CAP VALUE FUND
                                       OF

                                 WT MUTUAL FUND
                            1100 North Market Street
                           Wilmington, Delaware 19890

                       STATEMENT OF ADDITIONAL INFORMATION

                                ___________, 2004

This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with each Fund's current prospectus dated November 1, 2004, as amended from time to time. A copy of each current prospectus and annual report may be obtained without charge, by writing to Professional Funds Distributor, LLC (the "Distributor"), 760 Moore Road, King of Prussia, PA 19406. A copy may also be obtained from certain institutions such as banks or broker-dealers that have entered into servicing agreements with the Distributor or by calling (800) CRM-2883.

Each Fund and its corresponding master Series' audited financial statements for the fiscal year ended June 30, 2004, included in the Annual Reports to shareholders, are each incorporated into this SAI by reference.

                                TABLE OF CONTENTS

                                                          PAGE(s)
GENERAL INFORMATION...................................        1

INVESTMENT POLICIES...................................        1

INVESTMENT LIMITATIONS................................        5

TRUSTEES AND OFFICERS.................................        7

CODE OF ETHICS........................................       14

CONTROL PERSONS AND PRINCIPLE HOLDERS OF SECURITIES...       15

INVESTMENT ADVISORY AND OTHER SERVICES................       17

ADMINISTRATION AND ACCOUNTING SERVICES................       18

ADDITIONAL SERVICE PROVIDERS..........................       19

DISTRIBUTION OF SHARES AND RULE 12B-1 PLAN............       19

BROKERAGE ALLOCATION AND OTHER PRACTICES..............       20

CAPITAL STOCK AND OTHER SECURITIES....................       22

PURCHASE, REDEMPTION AND PRICING OF SHARES............       22

DIVIDENDS.............................................       24

TAXATION OF THE FUNDS.................................       25

FINANCIAL STATEMENTS..................................       29

APPENDIX A - OPTIONS, FUTURES AND FORWARD CURRENCY
         CONTRACT STRATEGIES..........................      A-1

APPENDIX B - DESCRIPTION OF RATINGS...................      B-1

APPENDIX C -- POLICIES AND PROCEDURES fOR PROXY VOTING      C-1

                               GENERAL INFORMATION

WT Mutual Fund (the "Trust") was organized as a Delaware business trust on June 1, 1994. The Trust has established the following funds described in this Statement of Additional Information ("SAI"): CRM Large Cap Value Fund, CRM Mid Cap Value Fund and CRM Small Cap Value Fund (each a "Fund" and collectively the "Funds"). Each of these Funds issues Institutional, Investor and Retail Shares. Each Fund is a diversified open-end investment company.

                               INVESTMENT POLICIES

The following information supplements the information concerning each Fund's investment objective, policies and limitations found in the prospectus. Unless otherwise indicated, it applies to the Funds through their investment in corresponding master funds (the "Series"), which are series of WT Investment Trust I (the "Master Trust").

Each Fund seeks to achieve long-term capital appreciation. Each Fund's investment objective may not be changed without shareholder approval.

The CRM LARGE CAP VALUE FUND invests all of its assets in the Large Cap Value Series, which under normal circumstances invests at least 80% of its assets in a diversified portfolio of equity or equity related securities of companies with market capitalizations at the time of initial purchase equal to those in the Russell 1000 Value Index ("large cap companies") and are publicly traded on a U.S. securities market.

The CRM MID CAP VALUE FUND invests all of its assets in the Mid Cap Value Series, which under normal circumstances invests at least 80% of its assets in a diversified portfolio of equity or equity related securities of companies with market capitalizations at the time of initial purchase equal to those in the Russell Midcap Value Index ("mid cap companies") and are publicly traded on a U.S. securities market.

The CRM SMALL CAP VALUE FUND invests all of its assets in the Small Cap Value Series, which under normal circumstances invests at least 80% of its assets in a diversified portfolio of equity or equity related securities of companies with market capitalizations at the time of initial purchase equal to those in the Russell 2000 Value Index ("small cap companies") and are publicly traded on a U.S. securities market.

CASH MANAGEMENT. Each Fund may invest in cash and cash equivalents, including high-quality money market instruments and money market funds in order to manage cash flow. Certain of these instruments are described below.

      - MONEY MARKET FUNDS. Each Fund may invest in the securities of money market mutual funds within the limits prescribed by the Investment Company Act of 1940 ("the 1940 Act"). (See "Investment Company Securities.")

      - U.S. GOVERNMENT OBLIGATIONS. Each Fund may invest in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Although all obligations of agencies and instrumentalities are not direct obligations of the U.S. Treasury, the U.S. Government may provide support for payment of the interest and principal on these obligations directly or indirectly. This support can range from securities supported by the full faith and credit of the United States (for example, Ginnie Mae securities), to securities that are supported solely or primarily by the creditworthiness of the issuer, such as securities of Fannie Mae, Freddie Mac, the Tennessee Valley Authority, Federal Farm Credit Banks and the Federal Home Loan Banks. In the case of obligations not backed by the full faith and credit of the United States, a Fund must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.

      - COMMERCIAL PAPER. Each Fund may invest in commercial paper. Commercial paper consists of short-term (up to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. The Funds may invest only in commercial paper rated A-1 or higher by S&P or Moody's or if not rated, determined by the adviser to be of comparable quality.

      - BANK OBLIGATIONS. Each Fund may invest in U.S. dollar-denominated obligations of major banks, including certificates of deposit, time deposits and bankers' acceptances of major U.S. and foreign banks and their branches located outside of the United States, of U.S. branches of foreign banks, of foreign branches of foreign banks, of U.S. agencies of foreign banks and of wholly owned banking subsidiaries of such foreign banks located in the United States.

            Obligations of foreign branches of U.S. banks and U.S. branches of wholly owned subsidiaries of foreign banks may be general obligations of the parent bank, of the issuing branch or subsidiary, or both, or may be limited by the terms of a specific obligation or by government regulation. Because such obligations are issued by foreign entities, they are subject to the risks of foreign investing. A brief description of some typical types of bank obligations follows:

            - BANKERS' ACCEPTANCES. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft that has been drawn on it by a customer. These instruments reflect the obligation of both the bank and the drawer to pay the face amount of the instrument upon maturity.

            - CERTIFICATES OF DEPOSIT. Certificates of Deposit are certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from 14 days to one year) at a stated or variable interest rate. Variable rate certificates of deposit provide that the interest rate will fluctuate on designated dates based on changes in a designated base rate (such as the composite rate for certificates of deposit established by the Federal Reserve Bank of New York).

            - TIME DEPOSITS. Time deposits are bank deposits for fixed periods of time.

CONVERTIBLE SECURITIES. Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. As a result, a Fund's selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuers and any call provisions.

The Funds may invest in convertible securities that are rated, at the time of purchase, in the three highest rating categories by a nationally recognized statistical rating organization ("NRSRO") such as Moody's or S&P, or if unrated, are determined by the adviser to be of comparable quality. (See "Appendix B" Description of Ratings.") Ratings represent the rating agency's opinion regarding the quality of the security and are not a guarantee of quality. Should the rating of a security be downgraded subsequent to the Fund's purchase of the security, the adviser will determine whether it is in the best interest of the Fund to retain the security.

DEBT SECURITIES. Debt securities represent money borrowed that obligates the issuer (e.g., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times.

DEPOSITARY RECEIPTS. American Depositary Receipts (ADRs) as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.

FOREIGN SECURITIES. Each Fund may invest in foreign securities either directly by purchasing foreign securities or indirectly by purchasing depositary receipts or depositary shares of foreign securities. (See "Depositary Receipts" above.) Foreign securities include equity or debt securities issued by issuers outside the United States, and include securities in the form of ADRs and EDRs. Direct investments in foreign securities may be made either on foreign securities exchanges or in the over-the counter markets. Investing in foreign securities involves certain special risks and considerations that are not typically associated with investing in U.S. companies, including, but not limited to, (i) generally less liquid and less efficient securities markets, (ii) generally greater price volatility, (iii) exchange rate fluctuations and exchange controls, (iv) the imposition of restrictions on the expatriation of funds or other assets, (v) less publicly available information about issuers, (vi) the imposition of taxes (vii) higher transaction and custody costs, (viii) settlement delays and risk of loss, (ix) difficulties in enforcing contracts,
(x) less liquidity and smaller market capitalizations, (xi) lesser regulation of securities markets, (xii) different accounting and disclosure standards, (xiii) governmental interference, (xiv) higher inflation, (xv) social, economic and political uncertainties, (xvi) the risk of expropriation of assets, (xvii) and the risk of war.

HEDGING STRATEGIES. Each Fund may engage in certain hedging strategies that involve options and futures. These hedging strategies are described in detail in Appendix A.

ILLIQUID SECURITIES. Each Fund may invest no more than 15% of its net assets in illiquid securities. Illiquid securities are securities that cannot be disposed of within seven days at approximately the value at which they are being carried on the Fund's books. The Board of Trustees has the ultimate responsibility for determining whether specific securities are liquid or illiquid. The Board has delegated the function of making day to day determinations of liquidity to the adviser, pursuant to guidelines approved by the Board. The adviser will monitor the liquidity of securities held by a Fund and report periodically on such decisions to the Board. If the limitation on illiquid securities is exceeded, other than by a change in market values, the condition will be reported by a Fund's adviser to the Board of Trustees.

INVESTMENT COMPANY SECURITIES AND EXCHANGE TRADED FUNDS. The Fund may invest in investment company securities, including exchange traded funds ("ETFs"). Such investments are subject to limitations prescribed by the 1940 Act unless an SEC exemption is applicable. These limitations currently provide, in part, that the Series may not purchase shares of an investment company if (a) such a purchase would cause the Series to own in the aggregate more than 3% of the total outstanding voting stock of the investment company or (b) such a purchase would cause the Series to have more than 5% of its total assets invested in the investment company or (c) more than 10% of the Series' total assets would be invested in investment companies. As a shareholder in an investment company, a Fund would bear its pro rata portion of the investment company's expenses, including advisory fees, in addition to its own expenses. Although the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including ETFs, registered investment companies are permitted to invest in iShares Funds beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order issued to the iShares Funds, including that such investment companies enter into an agreement with the iShares Funds. Each Fund's investment in a Series is excepted from these limitations.

OPTIONS ON SECURITIES AND SECURITIES INDICES. Each Fund may purchase call options on securities that the adviser intends to include in a Fund in order to fix the cost of a future purchase or attempt to enhance return by, for example, participating in an anticipated increase in the value of a security. A Fund may purchase put options to hedge against a decline in the market value of securities held in the Fund or in an attempt to enhance return. A Fund may write
(sell) put and covered call options on securities in which they are authorized to invest. A Fund may also purchase put and call options, and write put and covered call options on U.S. securities indices. Stock index options serve to hedge against overall fluctuations in the securities markets rather than anticipated increases or decreases in the value of a particular security. Of the 80% of the total assets of a Fund that are invested in equity (or related) securities, a Fund may not invest more than 10% of such assets in covered call options on securities and/or options on securities indices.

REPURCHASE AGREEMENTS. Each Fund may invest in repurchase agreements. A repurchase agreement is a transaction in which a Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to a bank or dealer at an agreed upon date and price reflecting a market rate of interest, unrelated to the coupon rate or the maturity of the purchased security. While it is not possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to the Fund if the other party to the repurchase agreement defaults), it is the policy of each Fund to limit repurchase transactions to primary dealers and banks whose creditworthiness has been reviewed and found satisfactory by the investment adviser. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of a Fund's investment limitations.

RESTRICTED SECURITIES. Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933 (the "1933 Act") or an exemption from registration. Each Fund may invest up to 15% of its net assets in illiquid securities. Restricted securities, including securities eligible for re-sale pursuant to Rule 144A under the 1933 Act, that are determined to be liquid are not subject to this limitation. This determination is to be made by the adviser pursuant to guidelines adopted by the Board of Trustees. Under these guidelines, the adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such restricted securities, the adviser intends to purchase securities that are exempt from registration under Rule 144A.

SECURITIES LENDING Each Fund may from time to time lend its portfolio securities pursuant to agreements that require that the loans be continuously secured by collateral equal to 100% of the market value of the loaned securities. Such collateral consists of cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for the Series exceeds one-third of the value of a Fund's total assets taken at fair market value. A Fund will earn interest on the investment of the cash collateral. However, a Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities and even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the adviser to be of good standing and when, in the judgment of the adviser, the consideration that can be earned currently from such securities loans justifies the attendant risk. Either party upon reasonable notice to the other party may terminate any loan.

TEMPORARY DEFENSIVE POSITION. Each Fund may, without limit, invest in commercial paper and other money market instruments rated in one of the two highest rating categories by an NRSRO, in response to adverse market conditions, as a temporary defensive position. The result of this action may be that a Fund will be unable to achieve its investment objective.

PORTFOLIO TURNOVER. Portfolio turnover rates for the past 2 fiscal years were:

                   12 MONTHS ENDED    12 MONTHS ENDED
                       6/30/04            6/30/03
                   ---------------    ---------------
Large Cap Value       _______%              87%
Mid Cap Value         _______%             142%
Small Cap Value       _______%              74%

                             INVESTMENT LIMITATIONS

Except as otherwise provided, the Funds and the Series have adopted the investment limitations set forth below. Limitations which are designated as fundamental policies may not be changed without the affirmative vote of the lesser of (i) 67% or more of the shares of a Fund present at a shareholders meeting if holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy or (ii) more than 50% of the outstanding shares of a Fund. If any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of a Fund's assets or redemptions of shares will not be considered a violation of the limitation.

Each Fund will not as a matter of fundamental policy:

1. purchase the securities of any one issuer, if as a result, more than 5% of a Fund's total assets would be invested in the securities of such issuer, or a Fund would own or hold 10% or more of the outstanding voting securities of that issuer, provided that (1) a Fund may invest up to 25% of its total assets without regard to these limitations and (2) these limitations do not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

2. purchase securities of any issuer if, as a result, more than 25% of a Fund's total assets would be invested in the securities of one or more issuers having their principal business activities in the same industry, however this limitation does not apply to investments in short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

3. borrow money, however the Funds may borrow money for temporary or emergency purposes, including the meeting of redemption requests, in amounts up to 33 1/3% of a Fund's assets;

4. make loans to other persons, except by (1) purchasing debt securities in accordance with its investment objective, policies and limitations; (2) entering into repurchase agreements; or (3) engaging in securities loan transactions;

5. underwrite any issue of securities, except to the extent that a Fund may be considered to be acting as underwriter in connection with the disposition of any portfolio security;

6. purchase or sell real estate. A Fund may not invest in any interest in real estate except securities issued or guaranteed by corporate or governmental entities secured by real estate or interests therein, such as mortgage pass-throughs and collateralized mortgage obligations, or issued by companies that invest in real estate or interests therein;

7. purchase or sell physical commodities. A Fund is restricted from purchasing or selling contracts, options or options on contracts to purchase or sell physical commodities; or

8. issue senior securities, except to the extent permitted by the 1940 Act, however, a Fund may borrow money subject to their investment limitation on borrowing.

The investment limitations described above do not prohibit a Fund from investing all or substantially all of its assets in the shares of another registered open-end investment company such as its corresponding Series.

The following non-fundamental policies apply to the Funds, and the Board of Trustees may change them without shareholder approval. Each Fund will not:

1. pledge, mortgage or hypothecate its assets except to secure indebtedness permitted to be incurred by a Fund, provided that the deposit in escrow of securities in connection with the writing of put and call options, collateralized loans of securities and collateral arrangements with respect to margin for future contracts are not deemed to be pledges or hypothecations for this purpose;

2.    make short sales of securities except short sales against the box;

3. purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, however a Fund may make initial and variation margin deposits in connection with permitted transactions in options without violating this limitation; or

4. purchase additional portfolio securities if its outstanding borrowings exceed 5% of the value of its total assets.

When engaging in options, futures and forward currency contract strategies, a Fund will either: (1) set aside cash or liquid securities in a segregated account with the Fund's custodian in the prescribed amount; or (2) hold securities or other options or futures contracts whose values are expected to offset ("cover") its obligations thereunder. Securities, currencies or other options or futures contracts used for cover cannot be sold or closed out while the strategy is outstanding, unless they are replaced with similar assets.

                              TRUSTEES AND OFFICERS

The Board of Trustees provides oversight of the management, activities and affairs of the Trust and has approved contracts with various financial organizations to provide the day-to-day management of the Series. The Board of Trustees is responsible for protecting the interests of shareholders. The following tables present certain information regarding the Board of Trustees of the Trust. All persons named as Trustees and officers also serve in a similar capacity for the Master Trust. Each person listed under "Interested Trustees" below is an "interested person" of the Master Trust's adviser, the Trust or the Master Trust, within the meaning of the 1940 Act. Each person who is not an "interested person" of the Series' adviser, the Trust or the Master Trust within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below. For purposes of the information below, "Fund Complex" refers to the Trust and the Master Trust, collectively. The address of each Trustee as it relates to the Trust's business is 1100 North Market Street, Wilmington, DE 19890.

                               INTERESTED TRUSTEES

                                                                                   NUMBER OF
                                                                                 PORTFOLIOS IN
                                                                   PRINCIPAL          FUND          OTHER
                                 POSITION(S)   TERM OF OFFICE    OCCUPATION(S)      COMPLEX     DIRECTORSHIPS
                                  HELD WITH    AND LENGTH OF   DURING PAST FIVE   OVERSEEN BY      HELD BY
NAME, ADDRESS AND DATE OF BIRTH     TRUST       TIME SERVED          YEARS          TRUSTEE        TRUSTEE
-------------------------------  -----------  ---------------  ----------------  -------------  -------------
ROBERT J. CHRISTIAN(1)           Trustee,     Shall serve      Executive Vice         58        Wilmington
Date of Birth: 2/49              Chief        until death,     President and                    Low
                                 Executive    resignation or   Chief Investment                 Volatility
                                 Officer,     removal.         Officer of                       Fund of
                                 President    Trustee,         Wilmington Trust                 Funds
                                 and          President and    Company since                    (closed-end
                                 Chairman     Chairman of the  February 1996;                   registered
                                 of the       Board since      and President of                 investment
                                 Board        October 1998     Rodney Square                    company)
                                                               Management
                                                               Corporation
                                                               since February
                                                               1996

WILLIAM P. RICHARDS, JR.(2)      Trustee      Shall serve      Managing               58        None
Date of Birth:  11/36                         until death,     Director and
                                              resignation or   Senior Portfolio
                                              removal.         Manager, Roxbury
                                              Trustee since    Capital
                                              October 1999     Management LLC
                                                               (registered
                                                               investment
                                                               adviser) since
                                                               1998.

1 Mr. Christian is an "Interested Trustee" by reason of his position as Director of Rodney Square Management Corporation, an investment adviser to the Trust.

2 Mr. Richards is an "Interested Trustee" by reason of his position as Managing Director of Roxbury Capital Management LLC, an investment adviser to the Trust.

                              INDEPENDENT TRUSTEES

                                                                           NUMBER OF
                                                                         PORTFOLIOS IN
                           POSITION     TERM OF          PRINCIPAL           FUND            OTHER
                           (S) HELD    OFFICE AND      OCCUPATION(S)        COMPLEX      DIRECTORSHIPS
NAME, ADDRESS AND DATE OF    WITH      LENGTH OF        DURING PAST       OVERSEEN BY       HELD BY
          BIRTH             TRUST     TIME SERVED        FIVE YEARS         TRUSTEE         TRUSTEE
-------------------------  --------  --------------  ------------------  -------------  ---------------
ROBERT ARNOLD              Trustee   Shall serve      Founder and              58       None
Date of Birth: 3/44                  until death,     co-manages, R. H.
                                     resignation or   Arnold & Co.,
                                     removal;         Inc. (investment
                                     Trustee since    banking company)
                                     May 1997         since 1989

DR. ERIC BRUCKER           Trustee   Shall serve      Dean, School of          58       Wilmington Low
Date of Birth: 12/41                 until death,     Business                          Volatility Fund
                                     resignation or   Administration of                 of Funds
                                     removal;         Widener                           (closed-end
                                     Trustee since    University since                  registered
                                     October 1999     July 2001; and                    investment
                                                      prior to that,                    company)
                                                      Dean, College of
                                                      Business, Public
                                                      Policy and Health
                                                      at the University
                                                      of Maine from
                                                      September 1998 to
                                                      June 2001

NICHOLAS GIORDANO          Trustee   Shall serve      Consultant,              58       Kalmar Pooled
Date of Birth: 3/43                  until death,     financial                         Investment
                                     resignation or   services                          Trust;
                                     removal;         organizations                     Independence
                                     Trustee since    from 1997 to                      Blue Cross;
                                     October 1998     present; and                      Selas
                                                      Interim                           Corporation of
                                                      President,                        America
                                                      LaSalle                           (industrial
                                                      University from                   furnaces and
                                                      1998 to 1999                      ovens); and
                                                                                        Wilmington Low
                                                                                        Volatility Fund
                                                                                        of Funds
                                                                                        (closed-end
                                                                                        registered
                                                                                        investment
                                                                                        company)

                              INDEPENDENT TRUSTEES

                                                                           NUMBER OF
                                                                         PORTFOLIOS IN
                           POSITION     TERM OF          PRINCIPAL           FUND            OTHER
                           (S) HELD    OFFICE AND      OCCUPATION(S)        COMPLEX      DIRECTORSHIPS
NAME, ADDRESS AND DATE OF    WITH      LENGTH OF        DURING PAST       OVERSEEN BY       HELD BY
          BIRTH             TRUST     TIME SERVED        FIVE YEARS         TRUSTEE         TRUSTEE
-------------------------  --------  --------------  ------------------  -------------  ---------------
LOUIS KLEIN, JR.           Trustee   Shall serve     Self-employed             58       WHX Corporation
Date of Birth: 5/35                  until death,    financial                          (industrial
                                     resignation or  consultant since                   manufacturer)
                                     removal;        1991
                                     Trustee since
                                     October 1999

CLEMENT C. MOORE, II       Trustee   Shall serve     Managing Partner,         58       None
Date of Birth: 9/44                  until death,    Mariemont
                                     resignation or  Holdings, LLC,
                                     removal;        (real estate
                                     Trustee since   holding and
                                     October 1999    development
                                                     company) since
                                                     1980

JOHN J. QUINDLEN           Trustee   Shall serve     Retired since 1993        58       None
Date of Birth: 5/32                  until death,
                                     resignation or
                                     removal;
                                     Trustee since
                                     October 1999

MARK A. SARGENT            Trustee   Shall serve     Dean and                  58       Wilmington Low
Date of Birth: 4/51                  until death,    Professor of Law,                  Volatility Fund
                                     resignation or  Villanova                          of Funds
                                     removal;        University School                  (closed-end
                                     Trustee since   of Law since July                  registered
                                     November 2001   1997                               investment
                                                                                        company)

As of the date of this SAI, none of the Independent Trustees nor any of their immediate family members (i.e. spouse or dependent children) serves as an officer or director or is an employee of, the Trust, the Master Trust, or any of the Series' investment advisers, sub-advisers or distributor, or any of their respective affiliates. Nor do any of such persons serve as an officer or director or is an employee of any company controlled by or under common control with such entities.

                               EXECUTIVE OFFICERS

                                                                             NUMBER OF
                                                                             PORTFOLIOS
                                           TERM OF            PRINCIPAL       IN FUND
                          POSITION(S)     OFFICE AND        OCCUPATION(S)     COMPLEX         OTHER
 NAME, ADDRESS AND DATE    HELD WITH      LENGTH OF       DURING PAST FIVE    OVERSEEN    DIRECTORSHIPS
        OF BIRTH             TRUST       TIME SERVED            YEARS        BY TRUSTEE  HELD BY TRUSTEE
------------------------  -----------  ----------------  ------------------  ----------  ---------------
ERIC K. CHEUNG            Vice         Shall serve at    Vice President,        N/A            N/A
1100 North Market Street  President    the pleasure of   Wilmington Trust
Wilmington, DE 19890                   the Board and     Company since
Date of Birth: 12/54                   until successor   1986; and Vice
                                       is elected and    President and
                                       qualified;        Director of Rodney
                                       Officer since     Square Management
                                       October 1998      Corporation since
                                                         2001

JOSEPH M. FAHEY, JR.      Vice         Shall serve at    Vice President,        N/A            N/A
1100 North Market Street  President    the pleasure of   Rodney Square
Wilmington, DE 19890                   the Board and     Management
Date of Birth: 1/57                    until successor   Corporation since
                                       is elected and    1992
                                       qualified;
                                       Officer since
                                       November 1999

FRED FILOON               Vice         Shall serve at    Senior Vice            N/A            N/A
520 Madison Avenue        President    the pleasure of   President, Cramer
New York, NY 10022                     the Board and     Rosenthal McGlynn
Date of Birth: 3/42                    until successor   LLC since 1989
                                       is elected and
                                       qualified;
                                       Officer since
                                       August 2000

JOHN R. GILES             Chief        Shall serve at    Senior Vice            N/A            N/A
1100 North Market Street  Financial    the pleasure of   President,
Wilmington, DE 19890      Officer and  the Board and     Wilmington Trust
Date of Birth: 8/57       Vice         until successor   Company since 1996
                          President    is elected and
                                       qualified;
                                       Officer since
                                       December 1999

                          Vice         Shall serve at                           N/A            N/A
                          President    the pleasure of
                          and          the Board and
                          Treasurer    until successor
                                       is selected and
                                       qualified;
                                       Officer since

                               EXECUTIVE OFFICERS

                                                                             NUMBER OF
                                                                             PORTFOLIOS
                                           TERM OF            PRINCIPAL       IN FUND
                          POSITION(S)     OFFICE AND        OCCUPATION(S)     COMPLEX         OTHER
 NAME, ADDRESS AND DATE    HELD WITH      LENGTH OF       DURING PAST FIVE    OVERSEEN    DIRECTORSHIPS
        OF BIRTH             TRUST       TIME SERVED            YEARS        BY TRUSTEE  HELD BY TRUSTEE
------------------------  -----------  ----------------  ------------------  ----------  ---------------
LEAH M. ANDERSON          Secretary    Shall serve at    Officer,               N/A           N/A
1100 North Market Street               the pleasure of   Wilmington Trust
Wilmington, DE 19890                   the Board and     Company since
Date of Birth:  8/65                   until successor   1998; and Officer,
                                       is elected and    Rodney Square
                                       qualified;        Management
                                       Officer since     Corporation since
                                       October 2002      1992

RESPONSIBILITIES OF THE BOARD AND COMMITTEES

The primary responsibility of the Board is to represent the interests of the shareholders of the Funds and to provide oversight management of the Funds. Currently, the Board is comprised of nine individuals, two of whom are considered Interested Trustees. The remaining Trustees are Independent Trustees. The Board meets multiple times during the year (but at least quarterly) to review the investment performance of the Funds and other operational matters, including policies and procedures with respect to compliance with regulatory and other requirements. The Board met five times during the fiscal year ended June 30, 2004. Currently, the Board has an Audit Committee, a Nominating and Governance Committee and a Regulatory Oversight Committee. The responsibilities of each committee and its members are described below.

AUDIT COMMITTEE. The Board has an Audit Committee comprised of Messrs. Giordano, Klein and Quindlen, each an Independent Trustee. Mr. Giordano serves as the chairman of the Committee. Pursuant to its charter, the Audit Committee has the responsibility, among others, to (1) select the Trust's independent auditors;
(2) review and approve the scope of the independent auditors' audit activity;
(3) review the financial statements which are the subject of the independent auditors' certifications; and (4) review with such independent auditors the adequacy of the Trust's basic accounting system and the effectiveness of the Trust's internal accounting controls. During the fiscal year ended June 30, 2004, there were four meetings of the Audit Committee.

NOMINATING AND GOVERNANCE COMMITTEE. The Board has a Nominating and Governance Committee comprised of Messrs. Giordano, Quindlen and Sargent, each an Independent Trustee. Mr. Sargent serves as chairman of the Committee. The Committee is responsible for formulating a statement of corporate governance; assessing the size, structure and composition of the Board; determining trustee qualifications guidelines as well as compensation, insurance and indemnification of trustees; identifying Trustee candidates; oversight of Board self-evaluations; and identifying, from time to time, qualified candidates to serve as the Chief Compliance Officer for the Trust. During the fiscal year ended June 30, 2004, there was one meeting of the Committee. The Committee will consider nominee candidates recommended by shareholders. Shareholders who wish to recommend individuals for consideration by the Committee as nominee candidates may do so by submitting a written recommendation to the Secretary of the Trust at: 1100 North Market Street, 9th Floor, Wilmington, DE 19890. Submissions must include sufficient biographical information concerning the recommended individual, including age, at least ten years of employment history with employer names and a description of the employer's business, and a list of board memberships (if any). The submission must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected. Recommendations must be received in a sufficient time, as determined by the Committee in its sole discretion, prior to the date proposed for the consideration of nominee candidates by the Board. Upon the written request of shareholders holding at least 10% of the Trust's shares in the aggregate, the Secretary shall present to any special meeting of shareholders such nominees for election as Trustees as specified in such written request.

REGULATORY OVERSIGHT COMMITTEE. The Board has a Regulatory Oversight Committee comprised of Messrs. Arnold, Brucker, Moore and Sargent, each an Independent Trustee. Mr. Moore serves as the chairman of the committee. The Regulatory Oversight Committee monitors regulatory developments in the mutual fund industry and focuses on various regulatory aspects of the operation of the Trust. The Committee also performs such other tasks as the Board deems necessary. During the fiscal year ended June 30, 2004, there were four meetings of the Regulatory Oversight Committee.

SECURITY AND OTHER INTERESTS. The following table sets forth the dollar range of equity securities beneficially owned by each Trustee in each Fund and in all registered investment companies overseen by the Trustee within the Trust's family of investment companies, as of December 31, 2003.

                                                AGGREGATE DOLLAR RANGE OF
                                                 EQUITY SECURITIES IN ALL
                                                  REGISTERED INVESTMENT
                                                  COMPANIES OVERSEEN BY
                      DOLLAR RANGE OF EQUITY   TRUSTEE WITHIN THE FAMILY OF
  NAME OF TRUSTEE     SECURITIES IN EACH FUND      INVESTMENT COMPANIES
--------------------  -----------------------  ----------------------------
                        INTERESTED TRUSTEES
ROBERT J. CHRISTIAN                                  Over $100,000

  Small Cap Value        $50,001-$100,000

WILLIAM P. RICHARDS      None                        None

                       INDEPENDENT TRUSTEES
ROBERT H. ARNOLD         None                        $10,001-$50,000
DR. ERIC BRUCKER         None                        $10,001-$50,000

NICHOLAS A. GIORDANO                                 $10,001-$50,000

  Mid Cap Value          $10,001-$50,000

LOUIS KLEIN, JR.                                     Over $100,000
  Large Cap Value        $50,001-$100,000
  Mid Cap Value          $10,001-$50,000
  Small Cap Value        $10,001-$50,000

CLEMENT C. MOORE, II                                 Over $100,000

  Mid Cap Value          Over $100,000
  Small Cap Value        Over $100,000

JOHN J. QUINDLEN         None                        Over $100,000
  Large Cap Value        Over $100,000
MARK A. SARGENT          None                        $10,001-$50,000

As of December 31, 2003, none of the Independent Trustees or their respective immediate family members (spouse or dependent children) owned beneficially or of record an interest in any of the Master Trust's investment advisers or the Distributor, or in any person directly or indirectly controlling, controlled by, or under common control with such entities.

INVESTMENT ADVISORY AGREEMENT APPROVAL. Each Fund's assets are invested in a corresponding series of the Master Trust that has the same investment objective, strategies and limitations as the investing Fund. Since each Fund operates as a "feeder fund" in a master/feeder structure with the Series, a Fund does not have an investment adviser that directly manages its assets. Each Fund receives investment advisory services indirectly from the investment adviser of its corresponding Series. The Master Trust has retained Cramer Rosenthal McGlynn, LLC ("CRM") to manage the assets of the Series. CRM has been retained pursuant to an investment advisory agreement (the "Investment Advisory Agreement") which has been approved by the Board of Trustees of the Master Trust, including the Independent Trustees. The Investment Advisory Agreement has an initial term of two years and continues in effect from year to year thereafter if such continuance is specifically approved at least annually by the Master Trust's Board of Trustees or by a majority of the outstanding voting securities of the Series, and in either event, by a majority of the Independent Trustees of the Master Trust casting votes in person at a meeting called for such purpose.

The Board's decision to approve the Investment Advisory Agreement reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the Investment Advisory Agreement, the Board considered many factors, including: (1) the investment objective and long-term performance of each Series and each Fund; (2) CRM's management philosophy, personnel and processes; (3) the expectations of shareholders; (4) the state of competition in the mutual fund industry; (5) comparable fees in the mutual fund industry; (6) the range and quality of services provided to each Series and each Portfolio and its shareholders in addition to investment advisory services; and
(7) each Fund's relationship to other funds in the Fund Complex.

In assessing CRM's performance of its obligations, the Board also considered whether there has occurred a circumstance or event that would constitute a reason for it to not renew or approve the Investment Advisory Agreement. In this regard, the Board is mindful of the potential disruption to the operations of the Funds and the Series and the risks or other effects that could occur as a result of a decision to terminate or not renew or approve the Investment Advisory Agreement. In particular, the Board recognized that most shareholders have invested in the Funds on the strength of CRM's reputation and in the expectation that CRM will have a continuing role in providing advisory services to each Fund.

The Board also considered the compensation and benefits received by CRM. This includes fees received for services provided to a Series by CRM or its affiliates and research services received by CRM from brokers that execute trades for each Series, as well as advisory fees. The Board was aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an investment adviser's compensation: (1) the nature and quality of the services provided by the investment adviser, including the performance of the Series; (2) the investment adviser's cost of providing the services; (3) the extent to which the investment adviser may realize "economies of scale" as the Fund grows larger;
(4) any indirect benefits that may accrue to the adviser and its affiliates as a result of the investment adviser's relationship with the Trust and the Master Trust; (5) performance and expenses of comparable funds; and (6) the extent to which the Independent Trustees are fully informed about the facts bearing on the investment adviser's services and fees. The Board was aware of these factors and took them into account in its review of the Investment Advisory Agreement.

The Board considered these circumstances in light of its accumulated experience in governing the Trust and the Master Trust and working with the investment adviser on matters relating to the Trust and the Master Trust, and was assisted by the advice of legal counsel. In this regard, the Board received a significant amount of information about each Series, each Fund and CRM on an ongoing basis. CRM provides information at each regular meeting of the Board, and furnishes additional reports in connection with the Board's formal review of the Investment Advisory Agreement. Thus, the Board's evaluation of the Investment Advisory Agreement is informed by reports concerning such matters as: (1) CRM's investment philosophy, personnel and processes; (2) each Series' short-term and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor funds), and commentary on the reasons for a Series' performance; (3) each Fund's expenses (including the advisory fee itself and the overall expense structure of a Fund, both in absolute terms and relative to competing funds, with due regard for contractual or voluntary expense limitations); (4) the use and allocation of brokerage commissions derived from trading the Series' portfolio securities; the nature and extent of advisory and other services provided to a Series CRM and its affiliates; (6) compliance and audit reports concerning the Funds and the companies that service them; and (7) relevant developments in the mutual fund industry. The Board also considered the relationship of each Fund to the other funds in the Fund Complex, the interdependence resulting from shareholders' asset allocation processes and the exchange privileges between funds in the Fund Complex.

Not all of the factors and considerations identified above are relevant to each Series, nor does the Board consider any one of them to be determinative. The Board based its decision to approve the Investment Advisory Agreement on all the relevant factors in light of its reasonable business judgment, and with a view to past and future long-term considerations.

The Investment Advisory Agreement may be terminated by the Master Trust or CRM on 60 days' written notice without penalty. The Investment Advisory Agreement will also terminate automatically in the event of its assignment, as defined in the 1940 Act.

Additional information regarding the Investment Advisory Agreement and the fees paid to CRM may be found under the heading "Investment Advisory and Other Services" in this SAI.

COMPENSATION. The fees and expenses of the Independent Trustees are paid by the Trust. The following table shows the fees paid during the fiscal year ended June 30, 2004 to the Independent Trustees for their service to the Trust and the total compensation paid to the Trustees by the Fund Complex. In additional to the fees below, the Funds and the Trust reimburse the Independent Trustees for their related business expenses.

                                                                             TOTAL
                       AGGREGATE        PENSION OR         ESTIMATED      COMPENSATION
                      COMPENSATION  RETIREMENT BENEFITS     ANNUAL         FROM FUND
                        FROM THE    ACCRUED AS PART OF   BENEFITS UPON  COMPLEX PAID TO
INDEPENDENT TRUSTEE      TRUST        TRUST EXPENSES      RETIREMENT        TRUSTEES
--------------------  ------------  -------------------  -------------  ---------------
Robert H. Arnold        $37,125            None              None          $49,500(1)

Dr. Eric Brucker        $37,125            None              None          $49,500(2)

Nicholas A. Giordano    $37,125            None              None          $49,500(2)

Louis Klein, Jr.        $37,125            None              None          $49,500(1)

Clement C. Moore, II    $36,000            None              None          $48,000(1)

John J. Quindlen        $37,125            None              None          $49,500(1)

Mark A. Sargent         $37,125            None              None          $49,500(2)

(1)   Includes compensation from one other investment company in the Fund
      Complex.

(2)   Includes compensation from two other investment companies in the Fund
      Complex.

                                 CODE OF ETHICS

In accordance with Rule 17j-1 of the 1940 Act, the Trust, the Master Trust, investment adviser and the Distributor have adopted Codes of Ethics. The Codes are intended to prohibit or restrict transactions that may be deemed to create a conflict of interest among the investment adviser, the Distributor, the Master Trust or the Trust. Each Code identifies the specific employees, officers or other persons who are subject thereto and all are required to abide by the provisions thereunder. Persons covered under the Codes may engage in personal trading for their own accounts, including securities that may also be purchased or held or traded by a Series under certain circumstances.

Under the Code of Ethics adopted by the Master Trust and the Trust, personal trading is subject to specific restrictions, limitations, guidelines and other conditions. Under the individual Code of Ethics adopted by CRM, personal trading is subject to pre-clearance and other conditions set forth in its Code.

On an annual basis or whenever deemed necessary, the Board of Trustees reviews reports regarding the Codes of Ethics relative to the Master Trust and the Trust, including information about any material violations of the Codes. The Codes are publicly available as exhibits to the Trust's registration statement filed with the SEC.

PROXY VOTING. The Board of Trustees' has adopted proxy voting procedures, and thereunder delegated the responsibility for exercising the voting rights associated with the securities purchased and/or held by a Series to CRM, subject to the Board's continuing oversight. In exercising its voting obligations, CRM is guided by general fiduciary principles. It must act prudently, solely in the interest of the Series, and for the purpose of providing benefits to such Series. CRM will consider the factors that could affect the value of the Series' investment in its determination on a vote.

CRM has identified certain significant contributors to shareholder value with respect to a number of common or routine matters that are often the subject of proxy solicitations for shareholder meetings. CRM's proxy voting procedures address these considerations and establish a framework for its consideration of a vote that would be appropriate for a Series. In particular, the proxy voting procedures outline principles and factors to be considered in the exercise of voting authority for proposals addressing many common or routine matters.

Finally, CRM's proxy voting procedures establish a protocol for voting of proxies in cases in which it may have a potential conflict of interest arising from, among other things, a direct business relationship or financial interest in a company soliciting proxies. In such instances, CRM will submit a separate report to the Board of Trustees indicating the nature of the potential conflict of interest and how the determination of such vote was achieved. CRM's proxy voting policies and procedures are attached herewith as Appendix C.

                               CONTROL PERSONS AND
                         PRINCIPLE HOLDERS OF SECURITIES

TO BE UPDATED

Persons or organizations beneficially owning 25% or more of the outstanding shares of a Fund are presumed to "control" a Fund. As a result, those persons or organizations could have the ability to take action with respect to the Portfolio without the consent or approval of other shareholders. As of ___________, officers and Trustees of the Fund owned individually and together less than 1% of the Fund's and the Portfolio's outstanding shares. As of ______________, the name, address and percentage ownership of each entity that owned of record or beneficially 5% or more of the outstanding shares of any class of a Fund were as follows:

LARGE CAP VALUE FUND (INVESTOR SHARES)
---------------------------------------
Ronald H McGlynn..                       6.80%
120 Whitehall Blvd
Garden City, NY 11530

Gladys Eisenstadt.                       5.37%
1290 East 21st Street
Brooklyn, NY 11210
MID CAP VALUE FUND (INVESTOR SHARES)\

Charles Schwab & Co Inc. - Mutual Funds  5.57%

101 Montgomery Street
San Francisco, CA 94104-4122

National Financial Service                8.07%
FBO Exclusive Benefit of our Customers
Attn: Mutual  Funds, 5th Floor
200 Liberty Street
New York, NY 10281

State Street Bank & Trust                 6.35%
FBO Citistreet Core Market
Battery March Park II
2 Pinehill Drive
Quincy, MA 02169

SMALL CAP VALUE FUND (INVESTOR SHARES)

Charles Schwab & Co Inc.                  8.74%
Special Custody Account
For the Benefit of Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4122

American Express Trust Company           12.90%
FBO American Express Trust Retirement
Services Plans
P.O. Box 534
Minneapolis, MN 55440-0534

State Street Corporation                  7.28%
Trust Allmerica Financial 401K
Matched Savings Plan DTD 1/13/01
105 Rosemont Ave.
Westwood, MA 02090-2318

National Financial Services Corporation   5.89%
Attn: Mutual Funds 5th Floor
200 Liberty Street
New York, NY 10281-1003

Vanguard Fiduciary Trust                  5.08%
Dated 8/17/2001
Attn: Outside Funds
P.O. Box 2600
Valley Forge, PA 19482

Charles Schwab & Co Inc.                 33.25%
Special Custody Account
For the Benefit of Customers
Attn: Mutual Funds
101 Montgomery Street

San Francisco, CA 94104-4122

SMALL CAP VALUE FUND (INSTITUTIONAL SHARES)

Church Farm School Inc.                       5.25%
805 Pennsylvania Ave.
Kansas City, MO 64105

C Lawrence Connolly, John M Ryan &           20.74%
Gerald I Wilson Trustees
FBO Hewitt Associates
Deferred Compensation Plan
100 Half Day Road
Lincolnshire, IL 60069

MID CAP VALUE FUND (INSTITUTIONAL SHARES)

Charles Schwab & Co Inc.                     33.25%
Special Custody Account
FBO Customers
Attn. Mutual Funds
101 Montgomery St
San Francisco, CA 94104-4122

MID CAP VALUE FUND (RETAIL SHARES)

ING Life Insurance and Annuity Company       99.99%
151 Farmington Ave., TN41
Hartford, CT 06156-1506

                     INVESTMENT ADVISORY AND OTHER SERVICES

CRAMER ROSENTHAL MCGLYNN, LLC

CRM, 520 Madison Avenue, New York, New York 10022, serves as investment adviser to the Large Cap Value Series, the Mid Cap Value Series and the Small Cap Value Series. CRM and its predecessors have managed investments in small, medium and large capitalization companies for over 30 years. CRM is 36.53% owned by Cramer, Rosenthal, McGlynn, Inc. ("CRM, Inc."), the controlling member of CRM. All shareholders of CRM, Inc. are senior officers of CRM. CRM is registered as an investment adviser with the SEC. Wilmington Trust Corporation has a controlling interest in CRM. Several affiliates of CRM are also engaged in the investment advisory business. Wilmington Trust FSB, a wholly owned subsidiary of Wilmington Trust Corporation, is a registered investment adviser. In addition, Wilmington Brokerage Services Company and Balentine & Company LLC, subsidiaries of Wilmington Trust, are registered investment advisers and broker-dealers. Roxbury Capital Management ("Roxbury") is a registered investment adviser. Wilmington Trust Corporation has a controlling interest in Roxbury.

Under the Investment Advisory Agreement, the Large Cap Value Series pays a monthly advisory fee to CRM at the annual rate of 0.55% of the Series' first $1 billion of average daily net assets; 0.50% of the Series' next $1 billion of average daily net assets; and 0.45% of the Series' average daily net assets over $2 billion. The Mid Cap Value Series and the Small Cap Value Series each pay a monthly advisory fee to CRM at the annual rate of 0.75% of the Series' first $1 billion of average daily net assets; 0.70% of the Series' next $1 billion of average daily net assets; and 0.65% of the Series' average daily net assets over $2 billion. For the past three fiscal years, CRM received the following fees:

                        12 MONTHS ENDED  12 MONTHS ENDED  12 MONTHS ENDED
                            6/30/04          6/30/03          6/30/02
                        ---------------  ---------------  ---------------
Large Cap Value Series     $_______         $  260,508       $  425,733
Mid Cap Value Series       $_______         $1,015,210       $  629,680
Small Cap Value Series     $_______         $2,457,745       $2,579,092

CRM has a contractual obligation to waive a portion of its advisory fees through November 1, 2010 and assume certain expenses of each Fund to the extent that total annual operating expenses exceed 1.15% of the Institutional Shares' net assets, 1.40% of the Investor Shares' net assets and 1.55% of the Retail Shares' net assets. For the past three fiscal years, CRM reimbursed the following fees:

                          12 MONTHS ENDED  12 MONTHS ENDED  12 MONTHS ENDED
                              6/30/04          6/30/03          6/30/02
                          ---------------  ---------------  ---------------
CRM Large Cap Value Fund                       $30,412          $10,402
CRM Mid Cap Value Fund        $______          $     0          $     0
CRM Small Cap Value Fund      $______          $     0          $     0

ADVISORY SERVICES. Under the terms of the Investment Advisory Agreement, CRM agrees to: (a) direct the investments of each Series, subject to and in accordance with the Series' investment objective, policies and limitations set forth in the Prospectus and this SAI; (b) purchase and sell for each Series, securities and other investments consistent with the Series' objectives and policies; (c) supply office facilities, equipment and personnel necessary for servicing the investments of the Series; (d) pay the salaries of all personnel of the Series and CRM performing services relating to research, statistical and investment activities on behalf of the Series; (e) make available and provide such information as the Series and/or its administrator may reasonably request for use in the preparation of its registration statement, reports and other documents required by any applicable federal, foreign or state statutes or regulations; (f) make its officers and employees available to the Trustees and officers of the Funds for consultation and discussion regarding the management of each Series and its investment activities. Additionally, CRM agrees to create and maintain all necessary records in accordance with all applicable laws, rules and regulations pertaining to the various functions performed by it and not otherwise created and maintained by another party pursuant to a contract with a Series. The Master Trust and/or CRM may at any time or times, upon approval by the Board of Trustees, enter into one or more sub-advisory agreements with a sub-adviser pursuant to which the adviser delegates any or all of its duties as listed.

The Investment Advisory Agreement provides that CRM shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Series in connection with the matters to which the agreement relates, except to the extent of a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its obligations and duties under the agreement. The salaries of any officers and the Interested Trustees of the Trust and the Master Trust who are affiliated with CRM and the salaries of all personnel of CRM performing services for each Series relating to research, statistical and investment activities are paid by CRM. Each Fund pays its respective pro rata portion of the advisory fee payable by its corresponding Series.

                     ADMINISTRATION AND ACCOUNTING SERVICES

Pursuant to an Administration and Accounting Services Agreement dated ________________, PFPC Inc., performs certain administrative and accounting services for the Funds and the Series such as preparing shareholder reports, providing statistical and research data, assisting CRM and other investment advisers of the Master Trust in compliance monitoring activities, and preparing and filing federal and state tax returns on behalf of the Funds. In addition, PFPC prepares and files certain reports with the appropriate regulatory agencies and prepares certain materials required by the SEC or any state securities commission having jurisdiction over the Funds. The accounting services performed by PFPC include determining the net asset value per share of each Fund and maintaining records relating to the securities transactions of the Fund. For its services, the Funds pays PFPC a fee of 0.09% of their average daily net assets up to $1 billion; 0.07% of the next $500 million of average daily net assets; 0.05% of the next $500 million of average daily net assets; and 0.03% of their average daily net assets that are greater than $2 billion. Prior to _______________, RSMC provided administrative and accounting services to the Trust and its portfolios as a sub-administrator. Accordingly, PFPC received administrative and fees, whether as administrator or sub-administrator of ____________, __________________, and ________________, for fiscal years ended June 30, 2004,
2003 and 2002, respectively.

                          ADDITIONAL SERVICE PROVIDERS

INDEPENDENT AUDITORS___________________________ serves as the independent auditor to the Trust and the Master Trust providing services which include (1) auditing the annual financial statements for the Funds, (2) assistance and consultation in connection with SEC filings and (3) review of the annual federal income tax returns filed on behalf of each Fund.

LEGAL COUNSEL. Pepper Hamilton LLP, 3000 Two Logan Square, 18th and Arch Streets, Philadelphia, PA 19103, serves as counsel to the Fund and WT Investment Trust I.

CUSTODIAN. Wilmington Trust Company, 1100 North Market Street, Wilmington DE 19890, serves as the Custodian. The Custodian's services include, in addition to the custody of all cash and securities owned by the Trust and the Master Trust, the maintenance of custody accounts in the Custodian's trust department, the segregation of all certificated securities owned by the Trust and the Master Trust, the appointment of authorized agents as sub-custodians, disbursement of funds from the custody accounts of the Trust and Master Trust, releasing and delivering securities from the custody accounts of the Trust and Master Trust, maintaining records with respect to such custody accounts, delivering to the Trust and Master Trust a daily and monthly statement with respect to such custody accounts, and causing proxies to be executed. Wilmington Trust Company receives a fee for its services based on the average daily net assets of the Trust and has appointed PFPC Trust Company as Sub-Custodian of the Trust and Master Trust.

TRANSFER AGENT. PFPC Inc., 760 Moore Road, King of Prussia, Pennsylvania 19406, serves as the Transfer Agent and Dividend Paying Agent.

                   DISTRIBUTION OF SHARES AND RULE 12B-1 PLAN

The Distributor is located at 760 Moore Road, King of Prussia, PA 19406. The Distributor serves as the principal underwriter of the Funds' shares pursuant to a Distribution Agreement with the Trust. Pursuant to the terms of the Distribution Agreement, the Distributor is granted the right to sell the shares of the Funds as agent for the Trust. Shares of the Funds are offered continuously.

Under the terms of the Distribution Agreement, the Distributor agrees to use efforts deemed appropriate by the Distributor to solicit orders for the sale of shares of the Funds and will undertake such advertising and promotions as it believes reasonable in connection with such solicitation. To the extent that the Distributor receives fees under the Funds' Plan of Distribution adopted pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan"), the Distributor will furnish or enter into arrangement with others for the furnishing of marketing or sales services as may be required pursuant to such plan. Moreover, to the extent that the Distributor receives shareholders service fees under any shareholder services plan adopted by the Funds, the Distributor will furnish or enter into arrangements with others for the furnishing of personal or account maintenance services with respect to the relevant shareholders of a Fund as may be required pursuant to such plan.

The Distribution Agreement became effective as of January 1, 2004 and continues in effect for a period of two years. Thereafter, the agreement may continue in effect for successive annual periods provided such continuance is approved at least annually by a majority of the Trustees, including a majority of the Independent Trustees. The Distribution Agreement provides that the Distributor, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreements, will not be liable to the Funds or their shareholders for losses arising in connection with the sale of the Funds' shares.

The Distribution Agreement terminates automatically in the event of an assignment. The agreement is also terminable without payment of any penalty with respect to any Fund (i) by vote of a majority of the Trustees of the Fund who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of a 12b-1 Plan of a Fund or any agreements related to a 12b-1 Plan, or by vote of a majority of the outstanding voting securities of the applicable Fund) on sixty (60) days' written notice to the Distributor; or (ii) by the Distributor on sixty (60) days' written notice to the Trust.

The Board of Trustees has adopted a plan of distribution pursuant to Rule 12b-1 of the 1940 Act (the "Distribution Plan"). The Distributor will be compensated for distribution services according to the Funds' Distribution Plan regardless of the Distributor's expenses. The 12b-1 Plan provides that the Distributor will be paid for distribution activities such as public relations services, telephone services, sales presentations, media charges, preparation, printing and mailing advertising and sales literature, data processing necessary to support a distribution effort and printing and mailing of prospectuses to prospective shareholders. Additionally, the Distributor may pay certain financial institutions such as banks or broker-dealers ("Service Organizations") who have entered into servicing agreements with the Distributor and other financial institutions for distribution and shareholder servicing activities.

The 12b-1 Plan further provides that payment shall be made for any month only to the extent that such payment does not exceed (i) 0.25% on an annualized basis of the Retail Shares of each Fund's average net assets; and (ii) limitations set from time to time by the Board of Trustees. The Board of Trustees has authorized annual payments of up to 0.15% of each Fund's average net assets.

Under the 12b-1 Plan, if any payments made by CRM out of its advisory fee, not to exceed the amount of that fee, to any third parties (including banks), including payments for shareholder servicing and transfer agent functions, are deemed to be indirect financing by a Fund of the distribution of its Retail Shares, such payments are authorized. Each Series may execute portfolio transactions with and purchase securities issued by depository institutions that receive payments under the 12b-1 Plan. In selecting portfolio investments, the Funds will give no preference to instruments issued by such depository institutions.

For the fiscal year ended June 30, 2004, the Retail Shares of the CRM Mid Cap Value Fund paid to the Distributor 12b-1 fees in respect of broker-dealer compensation of $__________. The Distributor receives no underwriting commissions in connection with the sale of the Funds' Institutional and Investor Shares.

CRM has entered into revenue sharing arrangements under which CRM makes payments to financial services firms that are intended to provide incentives for the sale of shares of the CRM Funds or to compensate the intermediary for marketing or marketing support activities. Payments under these arrangements are made from CRM's resources and are in addition to any front-end sales charges, up-front commissions, Rule 12b-1 fees or other payments made or incentives provided to the financial services firm. The amounts of these payments typically are calculated as a percentage of sales made to and/or assets held by customers of the financial services firm.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS. CRM places all portfolio transactions on behalf of each Series, select broker-dealers for such transactions, allocate brokerage fees in such transactions and, where applicable, negotiate commissions and spreads on transactions. Debt securities purchased and sold by the Series are generally traded on the dealer market on a net basis (i.e., without commission) through dealers acting for their own account and not as brokers, or otherwise involve transactions directly with the issuer of the instrument. This means that a dealer (the securities firm or bank dealing with a Series) makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a spread. When securities are purchased in underwritten offerings, they include a fixed amount of compensation to the underwriter. During the fiscal years ended June 30, 2004, 2003 and 2002, each Series paid the following brokerage commissions:

                        12 MONTHS ENDED  12 MONTHS ENDED  12 MONTHS ENDED
                            6/30/04          6/30/03          6/30/02
                        ---------------  ---------------  ---------------
Large Cap Value Series       $____         $  198,522       $  280,192
Mid Cap Value Series         $____         $  914,855       $  678,656
Small Cap Value Series       $____         $1,638,916       $1,157,309

[The variation in brokerage commissions paid by the Mid Cap Value Series and Small Cap Value Series for the fiscal year ended June 30, 2004, as compared to the prior fiscal year, was due to a significant fluctuation in assets and a volatile market, which in effect resulted in an increase in transactions on which commissions were paid.]

BROKERAGE SELECTION. The primary objective of CRM in placing orders on behalf of the Series for the purchase and sale of securities is to obtain best execution at the most favorable prices through responsible brokers or dealers and, where the spread or commission rates are negotiable, at competitive rates. In selecting and monitoring a broker or dealer, CRM considers, among other things:
(i) the price of the securities to be purchased or sold; (ii) the rate of the spread or commission; (iii) the size and difficulty of the order; (iv) the nature and character of the spread or commission for the securities to be purchased or sold; (v) the reliability, integrity, financial condition, general execution and operational capability of the broker or dealer; and (vi) the quality of any research or statistical services provided by the broker or dealer to the Series or to CRM.

Section 28(e) of the Securities Exchange Act of 1934 provides that an investment adviser, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e), an investment adviser is required to make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided viewed in terms of either that particular transaction or [the investment adviser's] overall responsibilities with respect to accounts as to which [it] exercises investment discretion." The services provided by the broker also must lawfully or appropriately assist the investment adviser in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, a Series may pay a higher broker commission than those available from another broker. Research services received from broker-dealers supplement an adviser's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information with respect to the performance, investment activities, and fees and expenses of other mutual funds.

Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communications of trade information, the providing of custody services, as well as the providing of equipment used to communicate research information and the providing of specialized consultations with an investment adviser's personnel with respect to computerized systems and data furnished to the investment adviser as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information. The outside research assistance is useful to an adviser since the broker-dealers used by the advisers tend to follow a broad universe of securities and the research provided by such broker-dealers may provide an adviser with a diverse perspective on financial markets. Research services provided to an adviser by broker-dealers are available for the benefit of all accounts managed or advised by such investment adviser or by its affiliates. An investment advisers cannot readily determine the extent to which spreads or commission rates or net prices charged by brokers or dealers reflect the value of their research, analysis, advice and similar services. During the fiscal year ended June 30, 2004, each Series directed transactions and paid brokerage commissions because of research services provided in the following amounts:

                               12 MONTHS ENDED 6/30/04
                        TRANSACTIONS DIRECTED  COMMISSIONS PAID
                        ---------------------  ----------------
Large Cap Value Series        $_______            $________
Mid Cap Value Series          $_______            $________
Small Cap Value Series        $_______            $________

ALLOCATION OF PORTFOLIO TRANSACTIONS. Some of CRM's other clients have investment objectives and programs similar to that of the Series. Occasionally, recommendations made to other clients may result in their purchasing or selling securities simultaneously with a Series. Consequently, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities. It is the policy of CRM not to favor one client over another in making recommendations or in placing orders. In the event of a simultaneous transaction, purchases or sales are averaged as to price, transaction costs are allocated between a Series and other clients participating in the transaction on a pro rata basis and purchases and sales are normally allocated between the Series and the other clients as to amount according to a formula determined prior to the execution of such transactions.

                       CAPITAL STOCK AND OTHER SECURITIES

The Trust issues three separate classes of shares, Institutional, Investor and Retail Shares, for each Fund. The shares of each Fund, when issued and paid for in accordance with the prospectus, will be fully paid and non-assessable shares, with equal voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature.

The separate classes of shares each represent interests in the same portfolio of investments, have the same rights and are identical in all respects, except that
(a) the Investor Shares pay a shareholder service fee of 0.25% of the average net assets of the Investor Shares of each Fund and (b) the Retail Shares (i) pay 12b-1 distribution expenses (and have exclusive voting rights with respect to the Rule 12b-1 Plan pursuant to which the distribution fee may be paid) and (ii) Retail Shares pay a shareholder service fee of 0.25% of the average net assets of the Retail Shares of each Fund. The net income attributable to Investor or Retail Shares and the dividends payable on such shares will be reduced by the amount of any shareholder service or Rule 12b-1 distribution fees; accordingly, the net asset value of the Investor and Retail Shares will be reduced by such amount to the extent a Fund has undistributed net income.

Shares of a Fund entitle holders to one vote per share and fractional votes for fractional shares held. Shares have non-cumulative voting rights, do not have preemptive or subscription rights and are transferable. Each Fund and class take separate votes on matters affecting only that Fund or class. For example, a change in the fundamental investment policies for a Fund would be voted upon only by shareholders of that Fund and not by shareholders of other Funds.

The Funds do not hold annual meetings of shareholders. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record owning not less than 10% of a Fund's outstanding shares.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE OF SHARES. Information regarding the purchase of shares is discussed in the "Purchase of Shares" section of the prospectus. Additional methods to purchase shares are as follows:

Individual Retirement Accounts: You may purchase shares of the Funds for a tax-deferred retirement plan such as an individual retirement account ("IRA"). To order an application for an IRA and a brochure describing a Fund IRA, call the transfer agent at (800) CRM-2883. PFPC Trust Company, as custodian for each IRA account receives an annual fee of $10 per account, paid directly to PFPC Trust Company by the IRA shareholder. If the fee is not paid by the due date, the appropriate number of Fund shares owned by the IRA will be redeemed automatically as payment.

Automatic Investment Plan: You may purchase Fund shares through an Automatic Investment Plan ("AIP"). Under the AIP, the transfer agent, at regular intervals, will automatically debit your bank checking account in an amount of $50 or more (after the $1,000 minimum initial investment). You may elect to invest the specified amount monthly, bi-monthly, quarterly, semi-annually or annually. The purchase of Fund shares will be effected at the close of regular trading on the New York Stock Exchange (the "Exchange") (currently 4:00 p.m., Eastern time), for the Equity Funds, on or about the 20th day of the month. For an application for the Automatic Investment Plan, check the appropriate box of the application or call the transfer agent at (800) CRM-2883. (Available only to Investor Shares of the Funds.)

Payroll Investment Plan: The Payroll Investment Plan ("PIP") permits you to make regularly scheduled purchases of Fund shares through payroll deductions. To open a PIP account, you must submit a completed account application, payroll deduction form and the minimum initial deposit to your employer's payroll department. Then, a portion of your paychecks will be automatically transferred to your PIP account for as long as you wish to participate in the plan. It is the sole responsibility of your employer, not the Fund, the distributor, CRM or the transfer agent, to arrange for transactions under the PIP. A Fund reserves the right to vary its minimum purchase requirements for employees participating in a PIP. (Available only to Investor Shares of the Funds.)

REDEMPTION OF SHARES. Information regarding the redemption of shares is discussed in the "Redemption of Shares" section of the prospectus. Additional methods to redeem shares are as follows:

By Wire: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Fund account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Fund account address of record when you submit written instructions. You may change the bank account that you have designated to receive amounts redeemed at any time. Any request to change the bank account designated to receive redemption proceeds should be accompanied by a guarantee of the shareholder's signature by an eligible institution. A signature and a signature guarantee are required for each person in whose name the bank account is registered. Further documentation will be required to change the designated bank account when a corporation, other organization, trust, fiduciary or other institutional investor holds a Fund's shares.

Systematic Withdrawal Plan: If you own shares of a Fund with a value of $10,000 or more you may participate in the Systematic Withdrawal Plan ("SWP"). Under the SWP, you may automatically redeem a portion of your account monthly, bi-monthly, quarterly, semi-annually or annually. The minimum withdrawal available is $100. The redemption of Fund shares will be effected at the NAV determined on or about the 25th day of the month. (Available only to Investor Shares of the Funds.)

Additional Information Regarding Redemptions: To ensure proper authorization before redeeming shares of the Funds, the transfer agent may require additional documents such as, but not restricted to, stock powers, trust instruments, death certificates, appointments as fiduciary, certificates of corporate authority and waivers of tax required in some states when settling estates.

Clients of Service Organizations who have purchased shares through their accounts with those Service Organizations should contact the Service Organization prior to submitting a redemption request to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, other organization, trust, fiduciary or other institutional investor, the transfer agent requires, in addition to the stock power, certified evidence of authority to sign the necessary instruments of transfer. THESE PROCEDURES ARE FOR THE PROTECTION OF SHAREHOLDERS AND SHOULD BE FOLLOWED TO ENSURE PROMPT PAYMENT. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within 7 days of acceptance of shares tendered for redemption. Delay may result if the purchase check has not yet cleared, but the delay will be no longer than required to verify that the purchase check has cleared, and the Funds will act as quickly as possible to minimize delay.

The value of shares redeemed may be more or less than the shareholder's cost, depending on the net asset value at the time of redemption. Redemption of shares may result in tax consequences (gain or loss) to the shareholder, and the proceeds of a redemption may be subject to backup withholding.

A shareholder's right to redeem shares and to receive payment therefore may be suspended when (a) the Exchange is closed, other than for customary weekend and holiday closings, (b) trading on the Exchange is restricted, (c) an emergency exists as a result of which it is not reasonably practicable to dispose of a Fund's securities or to determine the value of a Fund's net assets, or (d) ordered by a governmental body having jurisdiction over a Fund for the protection of the Fund's shareholders, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether a condition described in (b), (c) or (d) exists. In case of such suspension, shareholders of the affected Fund may withdraw their requests for redemption or may receive payment based on the net asset value of the Fund next determined after the suspension is lifted.

Each Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption by making payment in whole or in part with readily marketable securities (redemption "in-kind") chosen by the Fund and valued in the same way as they would be valued for purposes of computing the net asset value of the applicable Fund. If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash. Each Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which a Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the applicable Fund during any 90-day period for any one shareholder. This election is irrevocable unless the SEC permits its withdrawal.

PRICING OF SHARES. The net asset value per share of each Fund is determined by dividing the value of the Fund's net assets by the total number of Fund shares outstanding. This determination is made by PFPC, as of the close of regular trading on the Exchange (currently 4:00 p.m., Eastern time) each day the Funds are open for business. The Funds are open for business on days when the Exchange, and PFPC are open for business.

In valuing a Fund's assets, a security listed on the Exchange (and not subject to restrictions against sale by the Fund on the Exchange) will be valued at its last sale price on the Exchange on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the closing asked price and the closing bid price. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers' National Market System, for which there have been sales of such securities on such day, shall be valued at the last sale price reported on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the closing asked price and the closing bid price. The value of such securities quoted on the NASDAQ Stock Market System, but not listed on the National Market System, shall be valued at the mean between the closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ Stock Market System and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Other unlisted securities (and listed securities subject to restriction on sale) will be valued at fair value as determined in good faith under the direction of the Board of Trustees although the actual calculation may be done by others. Short-term investments with remaining maturities of less than 61 days are valued at amortized cost.

                                    DIVIDENDS

Dividends, if any, from the Funds' net investment income and distributions of net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss), realized by each Fund, after deducting any available capital loss carryovers are declared and paid to its shareholders annually.

                              TAXATION OF THE FUNDS

GENERAL. Each Fund is treated as a separate corporation for federal income tax purposes. Each Fund intends to qualify to be classified under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") as a "regulated investment company" ("RIC"). To qualify or continue to qualify for treatment as a RIC under the Code, a Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income (generally dividends (without regard to the dividends received distribution), interest, net short-term capital gain and net gains from certain foreign currency transactions) and at least 90% of its net income from tax-exempt obligations (the "Distribution Requirement") as well as meet several additional requirements. These requirements include, among others, the following: (1) each Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures and forward contracts) derived with respect to its business of investing in such stock securities or those currencies; (2) at the close of each quarter of each Fund's taxable year, at least 50% of the value of its total assets must be represented by cash, cash items, U.S. Government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of each Fund's total assets and that does not represent more than 10% of such issuer's outstanding voting securities; and (3) at the close of each quarter of each Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of any two or more issuers that a Fund controls and which are determined to be in the same trade or business or similar or related trades or businesses.

To the extent a Fund qualifies for treatment as a RIC, the Fund will not be subject to federal income tax on ordinary income and net capital gains paid to shareholders in the form of dividends or capital gain distributions. Each Fund has elected to be treated as a RIC under the Code and intends to qualify as such for each future year.

If a Fund failed to qualify for treatment as a RIC in any taxable year, it would be subject to federal income tax on its taxable income at corporate income tax rates without reduction for distributions paid to shareholders and all distributions from earnings and profits, including any distributions from net capital gain (the excess of net long-term capital gain over net short-term capital loss), would be taxable to its shareholders as ordinary income. In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before qualifying again for RIC treatment.

Each Fund will be subject to a nondeductible 4% excise tax (the "Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all (at least 98%) of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

Each Fund's gains or losses on sales of securities will be long-term capital gains or losses if the securities have been held by a Fund for more than twelve months and short-term capital gains or losses if not so held. Each Fund will be taxed on the amount of its undistributed net capital gain over the amount of its deduction for dividends paid, determined with reference to capital gain dividends only. Each Fund is permitted to elect to include all or a portion of such undistributed net capital gain in the income of its shareholders on the last day of its taxable year. In such case the shareholder is given credit for the tax that the RIC paid and is entitled to increase its basis by the difference between the amount of includable gain and tax deemed paid. Currently, an individual's maximum tax rate on long-term capital gains is 15%. A capital gain dividend is treated by the shareholders as a long-term capital gain regardless of how long the investor has owned shares in a Fund and is not eligible for the dividend received deduction for corporate shareholders. If a Fund invests in any instruments that generate taxable income, under the circumstances described in the prospectus, distributions of the investment company income will be taxable to its shareholders as ordinary income to the extent of its earnings and profits, whether paid in cash or reinvested in additional shares. If such distribution to its shareholders is in excess of its current and accumulated earnings and profits in any taxable year, the excess distribution will be treated by each shareholder as a return of capital to the extent of the shareholder's tax basis and thereafter as capital gain. If a Fund realizes capital gain as a result of market transactions, any distribution of that gain will be taxable to its shareholders and treated as a capital gain. If a Fund invests in equity investments and the Fund makes distributions, the portion designated as qualified dividend income will be taxed at the same rate as long-term capital gains through 2008.

Dividends and other distributions declared by a Fund in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if they are paid by the Fund during the following January. Accordingly, such distributions will be taxed to the shareholders for the year in which that December 31 falls, regardless of whether it is paid in January of the following year.

Investors should be aware that if Fund shares are purchased shortly before the record date for any dividend (other than an exempt-interest dividend) or capital gain distribution, the shareholder will pay full price for the shares and will receive some portion of the price back as a taxable distribution.

Upon a sale, exchange (whether or not for shares of another fund) or redemption of a shareholder's shares, the shareholder will realize taxable gain or loss depending upon such shareholder's basis in the shares. The gain or loss will be long-term capital gain or loss if the shares have been held for more than one year and short-term capital gain or loss if held for one year or less. Any loss realized on a sale or redemption of shares will be disallowed to the extent the shares are purchased within a period of 61 days, beginning 30 days before and ending 30 days after the shares are bought or sold. Any loss realized by a shareholder on the redemption or sale of shares held by the shareholder for six months or less will be treated as a long-term, instead of a short-term, capital loss to the extent of any capital gain distributions (or undistributed capital gain) to that shareholder with respect to those shares and are disallowed to the extent of any distributions of exempt-interest dividends received with respect to such shares. Capital losses are deductible only against capital gains except for individuals, who may deduct up to $3,000 against any income.

It is anticipated that all or a portion of the dividends from the net investment income of each Fund will qualify for the dividends-received deduction allowed to corporations. Corporate shareholders of a Fund are generally entitled to take the dividends received deduction with respect to all or a portion of the ordinary income dividends paid, to the extent of a Fund's qualifying dividend income. The qualifying portion may not exceed the aggregate dividends received by a Fund from taxable U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax ("AMT"). Moreover, the dividends-received deduction will be reduced to the extent the shares with respect to which the dividends are received are treated as debt-financed and will be eliminated if those shares are deemed to have been held for less than 46 days. Distributions of net short-term capital gain and net capital gain are not eligible for the dividends-received deduction. Individual shareholders who received qualified dividend income will be taxed on such qualified dividend income at long-term capital gain rates. Qualified dividend income generally means dividend income received (1) from a domestic corporation or (2) from certain foreign corporations in limited instances.

Each Fund will inform shareholders within 60 days after their fiscal year-end of the percentage of its dividends designated as (i) qualifying for the dividends received deduction and (ii) qualified dividend income taxable as net capital gain.

FOREIGN SECURITIES. Dividends and interest received, and gains realized, by a Fund may be subject to income, withholding or other taxes imposed by foreign countries or U.S. possessions (collectively, "foreign taxes") that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. It is impossible to determine the rate of foreign tax in advance since the amount of a Fund's assets to be invested in various countries is not known.

If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to benefit from any foreign tax credit or deduction that is available with respect to foreign taxes paid by a Fund. If the election is made, a Fund will treat those taxes as dividends paid to its shareholders and each shareholder (1) will be required to include in gross income, and treat as paid by the shareholder, a proportionate share of those taxes, (2) will be required to treat such proportionate share of those taxes and of any dividend paid by the Fund that represents income from foreign or U.S. possessions sources as the shareholder's own income from those sources and (3) may either deduct the taxes deemed paid by the shareholder in computing taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against the shareholder's federal income tax. Each Fund will report to its shareholders within 60 days after each taxable year their respective shares of its income from sources within, and taxes paid to, foreign countries and U.S. possessions, as well as the amount of foreign taxes that are not allocable as a credit, if it makes this election. If a Fund makes this election, individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes all of which is included on Forms 1099 and all of whose foreign source income is "qualified passive income" may elect each year to be exempt from the extremely complicated foreign tax credit limitation and will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

Each Fund may invest in the stock of passive foreign investment companies ("PFICs"). A PFIC is a foreign corporation - other than a "controlled foreign corporation" (i.e., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly, or constructively, by "U.S. shareholders," defined as U.S. persons that individually own, directly, indirectly, or constructively, at least 10% of that voting power) as to which a Fund is a U.S. shareholder -- that, in general, meets either of the following tests: (a) at least 75% of its gross income is passive or (b) an average of at least 50% of its assets produce, or are held for the production of, passive income. If a Fund acquires stock in a PFIC and holds the stock beyond the end of the year of acquisition, the Fund will be subject to federal income tax on a portion of any "excess distribution" received on the stock or of any gain from disposition of the stock (collectively, "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. In general, an excess distribution is the excess (if any) of (i) the amount of distributions received by a PFIC stockholder during the taxable year; over (ii) 125% of the average amount received during the preceding three years (or, if shorter, the holding period). The balance of the PFIC income will be included in a Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders. Additional charges in the nature of interest may be imposed on a Fund in respect of deferred taxes arising from such distributions or gains.

If a Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund will be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain, even if they are not distributed to the Fund by the QEF; those amounts most likely would have to be distributed by the Fund to satisfy the Distribution Requirement and avoid imposition of the Excise Tax. It may be very difficult, if not impossible, to make this election because of certain requirements thereof.

Each Fund may elect to "mark to market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over a Fund's adjusted basis therein as of the end of each year. Pursuant to the election, a Fund also will be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income by the Fund for prior taxable years. A Fund's adjusted basis in each PFIC's stock subject to the election will be adjusted to reflect the amounts of income included and deductions taken thereunder. Under the PFIC rules, mark to market gains are treated as an excess distribution (as ordinary income). Any mark to market gain may have to be distributed by a Fund (even though no cash is received) to satisfy the Distribution Requirement and avoid imposition of the Excise Tax.

HEDGING TRANSACTIONS. The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for federal income tax purposes the amount, character and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations) and gains from options, futures and foreign currency contracts derived by a Fund with respect to its business of investing in securities qualify as permissible income under the source of income requirement. The complex tax rules affecting hedging strategies may affect the character, amount and timing of distributions to shareholders and may cause a Fund to satisfy the Distribution Requirement even though no cash was received for the income event.

SHORT SALES. Gain or loss from a short sale of property is generally considered as capital gain or loss to the extent the property used to close the short sale constitutes a capital asset in a Fund's hands. Except in certain situations, special rules would generally treat the gains on short sales as short-term capital gains and would terminate the running of the holding period of "substantially identical property" held by a Fund. Moreover, a loss on a short sale will be treated as a long-term loss if, on the date of the short sale, "substantially identical property" held by a Fund has a long-term holding period.

STRADDLES. Code Section 1092 (dealing with straddles) also may affect the taxation of options, futures and forward contracts in which a Fund may invest.
Section 1092 defines a "straddle" as offsetting positions with respect to personal property; for these purposes, options, futures and forward contracts are personal property. Under Section 1092, any loss from the disposition of a position in a straddle generally may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle.
Section 1092 also provides certain "wash sale" rules (described above), which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles, which would defer the loss. If a Fund makes certain elections, the amount, character and timing of the recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made.

CONSTRUCTIVE SALE. If a Fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures or forward contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, a Fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or futures or forward contract entered into by a Fund or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale.

BACKUP WITHHOLDING. Each Fund will be required in certain cases to withhold at the applicable withholding rate and remit to the U.S. Treasury, the withheld amount of taxable dividends paid to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the Internal Revenue Service for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that he or she is not subject to "backup withholding;" or
(4) fails to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien). Backup withholding is no an additional tax and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

Each Fund will provide an information return to shareholders describing the federal tax status of the dividends paid by the Fund during the preceding year within 60 days after the end of each year as required by present tax law. Individual shareholders will receive Form 1099-DIV and Form 1099-B as required by present tax law during January of each year. If a Fund makes a distribution after the close of its fiscal year, which is attributable to income or gains earned in such earlier fiscal year, then the Fund shall send a notice to its shareholders describing the amount and character of such distribution within 60 days after the close of the year in which the distribution is made. Shareholders should consult their tax advisers concerning the state or local taxation of such dividends, and the federal, state and local taxation of capital gains distributions.

The foregoing federal tax discussion is a general summary included for general informational purposes only and is not to be relied upon as tax advice. Each shareholder is advised to consult his/her own tax advisor with respect to the specific tax consequences of an investment in a Fund, including the effect and applicability of state, local, foreign and other tax laws and the possible effects of changes in federal or other tax laws.

This summary does not address any potential foreign, state or local tax consequences of an investment in a Fund. Shareholders may be subject to state and local taxes on distributions from a Fund in addition to federal income tax. Shareholders are urged to consult their tax advisors regarding specific questions relating to federal, state and local taxes.

                              FINANCIAL STATEMENTS

The audited financial statements and financial highlights of the Funds for the fiscal year ended June 30, 2004, are set forth in the CRM Funds Annual Reports to shareholders, including the notes thereto and the reports of _____________ thereon. The Annual Reports will be filed by amendment.

                                   APPENDIX A

            OPTIONS, FUTURES AND FORWARD CURRENCY CONTRACT STRATEGIES

REGULATION OF THE USE OF OPTIONS, FUTURES AND FORWARD CURRENCY CONTRACT STRATEGIES. As discussed in the prospectus, in managing a Fund's corresponding Series, the adviser may engage in certain options, futures and forward currency contract strategies for certain bona fide hedging, risk management or other portfolio management purposes. Certain special characteristics of and risks associated with using these strategies are discussed below. Use of options, futures and forward currency contracts is subject to applicable regulations and/or interpretations of the SEC and the several options and futures exchanges upon which these instruments may be traded. The Board of Trustees has adopted investment guidelines (described below) reflecting these regulations.

In addition to the products, strategies and risks described below and in the prospectus, the adviser expects to discover additional opportunities in connection with options, futures and forward currency contracts. These new opportunities may become available as new techniques develop, as regulatory authorities broaden the range of permitted transactions and as new options, futures and forward currency contracts are developed. These opportunities may be utilized to the extent they are consistent with each Fund's investment objective and limitations and permitted by applicable regulatory authorities. The registration statement for the Funds will be supplemented to the extent that new products and strategies involve materially different risks than those described below and in the prospectus.

COVER REQUIREMENTS. The Series will not use leverage in their options and futures. Accordingly, the Series will comply with guidelines established by the SEC with respect to coverage of these strategies by either (1) earmarking or setting aside cash or liquid, unencumbered, daily marked-to-market securities in one or more segregated accounts with the custodian in the prescribed amount; or
(2) holding securities or other options or futures contracts whose values are expected to offset ("cover") their obligations thereunder. Securities, currencies, or other options or futures contracts used for cover cannot be sold or closed out while these strategies are outstanding, unless they are replaced with similar assets. As a result, there is a possibility that the use of cover involving a large percentage of the Series' assets could impede portfolio management, or the Series' ability to meet redemption requests or other current obligations.

OPTIONS STRATEGIES. A Series may purchase and write (sell) only those options on securities and securities indices that are traded on U.S. exchanges. Exchange-traded options in the U.S. are issued by a clearing organization affiliated with the exchange, on which the option is listed, which, in effect, guarantees completion of every exchange-traded option transaction.

Each Series may purchase call options on securities in which it is authorized to invest in order to fix the cost of a future purchase. Call options also may be used as a means of enhancing returns by, for example, participating in an anticipated price increase of a security. In the event of a decline in the price of the underlying security, use of this strategy would serve to limit the potential loss to the Series to the option premium paid; conversely, if the market price of the underlying security increases above the exercise price and the Series either sells or exercises the option, any profit eventually realized would be reduced by the premium paid.

Each Series may purchase put options on securities that it holds in order to hedge against a decline in the market value of the securities held or to enhance return. The put option enables the Series to sell the underlying security at the predetermined exercise price; thus, the potential for loss to the Series below the exercise price is limited to the option premium paid. If the market price of the underlying security is higher than the exercise price of the put option, any profit the Series realizes on the sale of the security is reduced by the premium paid for the put option less any amount for which the put option may be sold.

Each Series may on certain occasions wish to hedge against a decline in the market value of securities that it holds at a time when put options on those particular securities are not available for purchase. At those times, the Series may purchase a put option on other carefully selected securities in which it is authorized to invest, the values of which historically have a high degree of positive correlation to the value of the securities actually held. If the adviser's judgment is correct, changes in the value of the put options should generally offset changes in the value of the securities being hedged. However, the correlation between the two values may not be as close in these transactions as in transactions in which a Series purchases a put option on a security that it holds. If the value of the securities underlying the put option falls below the value of the portfolio securities, the put option may not provide complete protection against a decline in the value of the portfolio securities.

Each Series may write covered call options on securities in which it is authorized to invest for hedging purposes or to increase return in the form of premiums received from the purchasers of the options. A call option gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the exercise price during the option period. The strategy may be used to provide limited protection against a decrease in the market price of the security, in an amount equal to the premium received for writing the call option less any transaction costs. Thus, if the market price of the underlying security held by the Series declines, the amount of the decline will be offset wholly or in part by the amount of the premium received by the Series. If, however, there is an increase in the market price of the underlying security and the option is exercised, the Series will be obligated to sell the security at less than its market value.

Each Series may also write covered put options on securities in which it is authorized to invest. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security at the exercise price during the option period. So long as the obligation of the writer continues, the writer may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring it to make payment of the exercise price against delivery of the underlying security. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options. If the put option is not exercised, the Series will realize income in the amount of the premium received. This technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying securities would decline below the exercise price less the premiums received, in which case the Series would expect to suffer a loss.

Each Series may purchase put and call options and write covered put and call options on indices in much the same manner as the more traditional options discussed above, except that index options may serve as a hedge against overall fluctuations in the securities markets (or a market sector) rather than anticipated increases or decreases in the value of a particular security. An index assigns values to the securities included in the index and fluctuates with changes in such values. Settlements of index options are effected with cash payments and do not involve delivery of securities. Thus, upon settlement of an index option, the purchaser will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the index. The effectiveness of hedging techniques using index options will depend on the extent to which price movements in the index selected correlate with price movements of the securities in which a Series invests. Perfect correlation is not possible because the securities held or to be acquired by the Series will not exactly match the composition of indices on which options are purchased or written.

Each Series may purchase and write covered straddles on securities or indices. A long straddle is a combination of a call and a put purchased on the same security where the exercise price of the put is less than or equal to the exercise price on the call. The Series would enter into a long straddle when the adviser believes that it is likely that prices will be more volatile during the term of the options than is implied by the option pricing. A short straddle is a combination of a call and a put written on the same security where the exercise price on the put is less than or equal to the exercise price of the call where the same issue of the security is considered "cover" for both the put and the call. The Series would enter into a short straddle when the adviser believes that it is unlikely that prices will be as volatile during the term of the options as is implied by the option pricing. In such case, the Series will earmark or segregate cash and/or liquid, unencumbered securities in an account with its custodian equivalent in value to the amount, if any, by which the put is "in-the-money," that is, that amount by which the exercise price of the put exceeds the current market value of the underlying security. Because straddles involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Each Series may purchase put and call warrants with values that vary depending on the change in the value of one or more specified indices ("index warrants"). An index warrant is usually issued by a bank or other financial institution and gives the Series the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer of the warrant based on the value of the underlying index at the time of exercise. In general, if a Series holds a call warrant and the value of the underlying index rises above the exercise price of the warrant, the Series will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the Series holds a put warrant and the value of the underlying index falls, the Series will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The Series holding a call warrant would not be entitled to any payments from the issuer at any time when the exercise price is greater than the value of the underlying index; the Series holding a put warrant would not be entitled to any payments when the exercise price is less than the value of the underlying index. If the Series does not exercise an index warrant prior to its expiration, then the Series loses the amount of the purchase price that it paid for the warrant.

Each Series will normally use index warrants as it may use index options. The risks of the Series' use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Index warrants are not likely to be as liquid as index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit the Series' ability to exercise the warrants at any time or in any quantity.

OPTIONS GUIDELINES. In view of the risks involved in using the options strategies described above, each Series has adopted the following investment guidelines to govern its use of such strategies; these guidelines may be modified by the Board of Trustees without shareholder approval:

1. each Series will write only covered options, and each such option will remain covered so long as the Series is obligated thereby; and

2. no Series will write options (whether on securities or securities indices) if aggregate exercise prices of previous written outstanding options, together with the value of assets used to cover all outstanding positions, would exceed 25% of its total net assets.

SPECIAL CHARACTERISTICS AND RISKS OF OPTIONS TRADING. A Series may effectively terminate its right or obligation under an option by entering into a closing transaction. If a Series wishes to terminate its obligation to purchase or sell securities under a put or a call option it has written, the Series may purchase a put or a call option of the same series (that is, an option identical in its terms to the option previously written). This is known as a closing purchase transaction. Conversely, in order to terminate its right to purchase or sell specified securities under a call or put option it has purchased, a Series may sell an option of the same series as the option held. This is known as a closing sale transaction. Closing transactions essentially permit a Series to realize profits or limit losses on its options positions prior to the exercise or expiration of the option. If a Series is unable to effect a closing purchase transaction with respect to options it has acquired, the Series will have to allow the options to expire without recovering all or a portion of the option premiums paid. If a Series is unable to effect a closing purchase transaction with respect to covered options it has written, the Series will not be able to sell the underlying securities or dispose of assets used as cover until the options expire or are exercised, and the Series may experience material losses due to losses on the option transaction itself and in the covering securities.

In considering the use of options to enhance returns or for hedging purposes, particular note should be taken of the following:

1. The value of an option position will reflect, among other things, the current market price of the underlying security or index, the time remaining until expiration, the relationship of the exercise price to the market price, the historical price volatility of the underlying security or index, and general market conditions. For this reason, the successful use of options depends upon the adviser's ability to forecast the direction of price fluctuations in the underlying securities markets or, in the case of index options, fluctuations in the market sector represented by the selected index.

2. Options normally have expiration dates of up to three years. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior to expiration. The exercise price of the options may be below, equal to or above the current market value of the underlying security or index. Purchased options that expire unexercised have no value. Unless an option purchased by the Series is exercised or unless a closing transaction is effected with respect to that position, the Series will realize a loss in the amount of the premium paid and any transaction costs.

3. A position in an exchange-listed option may be closed out only on an exchange that provides a secondary market for identical options. Although the Series intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any particular time. A liquid market may be absent if: (i) there is insufficient trading interest in the option; (ii) the exchange has imposed restrictions on trading, such as trading halts, trading suspensions or daily price limits; (iii) normal exchange operations have been disrupted; or (iv) the exchange has inadequate facilities to handle current trading volume.

4. With certain exceptions, exchange listed options generally settle by physical delivery of the underlying security. Index options are settled exclusively in cash for the net amount, if any, by which the option is "in-the-money" (where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. If the Series writes a call option on an index, the Series will not know in advance the difference, if any, between the closing value of the index on the exercise date and the exercise price of the call option itself and thus will not know the amount of cash payable upon settlement. If the Series holds an index option and exercises it before the closing index value for that day is available, the Series runs the risk that the level of the underlying index may subsequently change.

5. A Series' activities in the options markets may result in a higher Series turnover rate and additional brokerage costs; however, the Series also may save on commissions by using options as a hedge rather than buying or selling individual securities in anticipation of, or as a result of, market movements.

FUTURES AND RELATED OPTIONS STRATEGIES. Each Series may engage in futures strategies for certain non-trading bona fide hedging, risk management and portfolio management purposes.

Each Series may sell securities index futures contracts in anticipation of a general market or market sector decline that could adversely affect the market value of the Series' securities holdings. To the extent that a portion of a Series' holdings correlate with a given index, the sale of futures contracts on that index could reduce the risks associated with a market decline and thus provide an alternative to the liquidation of securities positions. For example, if a Series correctly anticipates a general market decline and sells index futures to hedge against this risk, the gain in the futures position should offset some or all of the decline in the value of the Series' holdings. A Series may purchase index futures contracts if a significant market or market sector advance is anticipated. Such a purchase of a futures contract would serve as a temporary substitute for the purchase of the underlying securities, which may then be purchased, in an orderly fashion. This strategy may minimize the effect of all or part of an increase in the market price of securities that a Series intends to purchase. A rise in the price of the securities should be in part or wholly offset by gains in the futures position.

As in the case of a purchase of an index futures contract, a Series may purchase a call option on an index futures contract to hedge against a market advance in securities that the Series plans to acquire at a future date. The Series may write covered put options on index futures as a partial anticipatory hedge, and may write covered call options on index futures as a partial hedge against a decline in the prices of securities held by the Series. This is analogous to writing covered call options on securities. The Series also may purchase put options on index futures contracts. The purchase of put options on index futures contracts is analogous to the purchase of protective put options on individual securities where a level of protection is sought below which no additional economic loss would be incurred by the Series.

FUTURES AND RELATED OPTIONS GUIDELINES. In view of the risks involved in using the futures strategies that are described above, each Series has adopted the following investment guidelines to govern its use of such strategies. The Board of Trustees may modify these guidelines without shareholder vote.

1. The Series will engage only in covered futures transactions, and each such transaction will remain covered so long as the Series is obligated thereby.

2. The Series will not write options on futures contracts if aggregate exercise prices of previously written outstanding options (whether on securities or securities indices), together with the value of assets used to cover all outstanding futures positions, would exceed 25% of its total net assets.

SPECIAL CHARACTERISTICS AND RISKS OF FUTURES AND RELATED OPTIONS TRADING. No price is paid upon entering into a futures contract. Instead, upon entering into a futures contract, a Series is required to deposit with its custodian, in a segregated account in the name of the futures broker through whom the transaction is effected, or earmark, an amount of cash, U.S. Government securities or other liquid instruments generally equal to 10% or less of the contract value. This amount is known as "initial margin." When writing a call or a put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not involve borrowing to finance the futures transactions. Rather, initial margin on a futures contract is in the nature of a performance bond or good-faith deposit on the contract that is returned to a Series upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Series may be required by a futures exchange to increase the level of its initial margin payment. Additionally, initial margin requirements may be increased generally in the future by regulatory action. Subsequent payments, called "variation margin," to and from the broker, are made on a daily basis as the value of the futures or options position varies, a process known as "marking to market." For example, when a Series purchases a contract and the value of the contract rises, the Series receives from the broker a variation margin payment equal to that increase in value. Conversely, if the value of the futures position declines, a Series is required to make a variation margin payment to the broker equal to the decline in value. Variation margin does not involve borrowing to finance the futures transaction, but rather represents a daily settlement of a Series' obligations to or from a clearing organization.

Buyers and sellers of futures positions and options thereon can enter into offsetting closing transactions, similar to closing transactions on options on securities, by selling or purchasing an offsetting contract or option. Futures contracts or options thereon may be closed only on an exchange or board of trade providing a secondary market for such futures contracts or options.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or related option may vary either up or down from the previous day's settlement price. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses, because prices could move to the daily limit for several consecutive trading days with little or no trading and thereby prevent prompt liquidation of unfavorable positions. In such event, it may not be possible for the Series to close a position and, in the event of adverse price movements, the Series would have to make daily cash payments of variation margin (except in the case of purchased options). However, if futures contracts have been used to hedge portfolio securities, such securities will not be sold until the contracts can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, there is no guarantee that the price of the securities will, in fact, correlate with the price movements in the contracts and thus provide an offset to losses on the contracts.

In considering a Series' use of futures contracts and related options, particular note should be taken of the following:

1. Successful use by a Series of futures contracts and related options will depend upon the adviser's ability to predict movements in the direction of the securities markets, which requires different skills and techniques than predicting changes in the prices of individual securities. Moreover, futures contracts relate not only to the current price level of the underlying securities, but also to anticipated price levels at some point in the future. There is, in addition, the risk that the movements in the price of the futures contract will not correlate with the movements in the prices of the securities being hedged. For example, if the price of an index futures contract moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective, but if the price of the securities being hedged has moved in an unfavorable direction, a Series would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, the advantage may be partially offset by losses in the futures position. In addition, if a Series has insufficient cash, it may have to sell assets to meet daily variation margin requirements. Any such sale of assets may or may not be made at prices that reflect a rising market. Consequently, a Series may need to sell assets at a time when such sales are disadvantageous to the Series. If the price of the futures contract moves more than the price of the underlying securities, a Series will experience either a loss or a gain on the futures contract that may or may not be completely offset by movements in the price of the securities that are the subject of the hedge.

2. In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between price movements in the futures position and the securities being hedged, movements in the prices of futures contracts may not correlate perfectly with movements in the prices of the hedged securities due to price distortions in the futures market. There may be several reasons unrelated to the value of the underlying securities that cause this situation to occur. First, as noted above, all participants in the futures market are subject to initial and variation margin requirements. If, to avoid meeting additional margin deposit requirements or for other reasons, investors choose to close a significant number of futures contracts through offsetting transactions, distortions in the normal price relationship between the securities and the futures markets may occur. Second, because the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market. Such speculative activity in the futures market also may cause temporary price distortions. As a result, a correct forecast of general market trends may not result in successful hedging through the use of futures contracts over the short term. In addition, activities of large traders in both the futures and securities markets involving arbitrage and other investment strategies may result in temporary price distortions.

3. Positions in futures contracts may be closed out only on an exchange or board of trade that provides a secondary market for such futures contracts. Although each Series intends to purchase and sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract at any particular time. In such event, it may not be possible to close a futures position, and in the event of adverse price movements, a Series would continue to be required to make variation margin payments.

4. Like options on securities, options on futures contracts have limited life. The ability to establish and close out options on futures will be subject to the development and maintenance of liquid secondary markets on the relevant exchanges or boards of trade. There can be no certainty that such markets for all options on futures contracts will develop.

5. Purchasers of options on futures contracts pay a premium in cash at the time of purchase. This amount and the transaction costs are all that is at risk. Sellers of options on futures contracts, however, must post initial margin and are subject to additional margin calls that could be substantial in the event of adverse price movements. In addition, although the maximum amount at risk when the Series purchases an option is the premium paid for the option and the transaction costs, there may be circumstances when the purchase of an option on a futures contract would result in a loss to the Series when the use of a futures contract would not, such as when there is no movement in the level of the underlying index value or the securities or currencies being hedged.

6. As is the case with options, a Series' activities in the futures markets may result in a higher portfolio turnover rate and additional transaction costs in the form of added brokerage commissions. However, a Series also may save on commissions by using futures contracts or options thereon as a hedge rather than buying or selling individual securities in anticipation of, or as a result of, market movements.

                                   APPENDIX B

                             DESCRIPTION OF RATINGS

Moody's, S&P and Fitch are private services that provide ratings of the credit quality of debt obligations. A description of the ratings assigned by Moody's, S&P and Fitch to the securities in which the Funds' corresponding Series may invest is discussed below. These ratings represent the opinions of these rating services as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. The advisers attempt to discern variations in credit rankings of the rating services and to anticipate changes in credit ranking. However, subsequent to purchase by a Series, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Series. In that event, an adviser will consider whether it is in the best interest of the Series to continue to hold the securities.

MOODY'S RATINGS

CORPORATE AND MUNICIPAL BONDS.

Aaa: Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than the Aaa securities.

A: Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa: Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

CORPORATE AND MUNICIPAL COMMERCIAL PAPER. The highest rating for corporate and municipal commercial paper is "P-1" (Prime-1). Issuers rated P-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. P-1 repayment ability will often be evidenced by many of the following characteristics:

-     Leading market positions in well-established industries.

-     High rates of return on funds employed.

- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

- Well-established access to a range of financial markets and assured sources of alternate liquidity.

MUNICIPAL NOTES. The highest ratings for state and municipal short-term obligations are "MIG 1," "MIG 2" and "MIG 3" (or "VMIG 1," "VMIG 2" and "VMIG 3" in the case of an issue having a variable-rate demand feature). Notes rated "MIG 1" or "VMIG 1" are judged to be of the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broadbased access to the market for refinancing. Notes rated "MIG 2" or "VMIG 2" are of high quality, with margins of protection that are ample although not so large as in the preceding group. Notes rated "MIG 3" or "VMIG 3" are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well established.

S&P RATINGS

CORPORATE AND MUNICIPAL BONDS.

AAA: Bonds rated AAA are highest grade debt obligations. This rating indicates an extremely strong capacity to pay interest and repay principal.

AA: Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from AAA issues only in small degree.

A: Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

CORPORATE AND MUNICIPAL COMMERCIAL PAPER. The "A-1" rating for corporate and municipal commercial paper indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be rated "A-1+."

MUNICIPAL NOTES. The "SP-1" rating reflects a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be rated "SP-1+." The "SP-2" rating reflects a satisfactory capacity to pay principal and interest.

FITCH RATINGS

DESCRIPTION OF FITCH'S HIGHEST STATE AND MUNICIPAL NOTES RATING.

AAA - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

F-1+ - Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 - Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

                                   APPENDIX C

                          CRAMER ROSENTHAL MCGLYNN, LLC

                    POLICIES AND PROCEDURES FOR PROXY VOTING

                               REVISED MARCH 2004

            Cramer Rosenthal McGlynn, LLC ("CRM" or the "Firm") is an investment adviser registered under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). CRM serves as the investment adviser or sub-adviser of various
(i) investment companies registered under the Investment Company Act of 1940, as amended (the "1940 Act"), (ii) private investment funds exempt from registration under the 1940 Act, and (iii) outside private accounts over which the Firm has discretionary investment authority.

1.    Purpose

            In most cases, CRM clients have delegated to the Firm the authority to vote proxies relating to equity securities on their behalf. In exercising such voting authority over client proxies, CRM shall vote proxies in the best interest of its clients (the ultimate share owner or plan beneficiary) and shall not subrogate the clients' interest to its own. The CRM Compliance Committee (the "Compliance Committee") has determined that these Policies and Procedures For Proxy Voting (these "Policies") are reasonably designed to assure that CRM votes client proxies in the best interest of clients and to provide clients with information about how their proxies are voted. In addition, these Policies are designed to satisfy CRM's obligations under Rule 206(4)-6 under the Advisers Act.

2.    CRM's Proxy Voting Process

            CRM's policy seeks to monitor corporate actions, analyze proxy solicitation materials, and vote client proxies for stocks which are held in client accounts in a timely and appropriate manner. CRM shall conduct such activities and vote client proxies in accordance with these Policies

3.    Monitoring of Corporate Actions

            CRM monitors corporate actions electronically through a proxy service provided by Automated Data Processing Inc. Through the service, CRM receives electronic notice of upcoming proxy votes, meeting and record dates and other information on upcoming corporate actions by companies in which CRM clients are shareholders. CRM generally utilizes the service to electronically vote such proxies.

4.    The Voting Process

            Review of Proxy Solicitation Materials/Independent Recommendations

            CRM receives proxy materials through an independent third party, Institutional Shareholder Services ("ISS").(1) ISS provides analyses and voting recommendations based on empirical research measuring the impact of proxy issues on shareholder value.(2) ISS's voting recommendations cover

--------
      (1) ISS analyzes proxy proposals for institutional investors and publishes a "proxy analysis" with research and a vote recommendation for approximately 17,000 shareholder meetings a year. ISS is well known in the industry and registered with the SEC as an investment adviser.

      (2) ISS recommendations are outlined in the ISS Proxy Guidelines, which are available to CRM clients upon request.

three categories: (i) voting recommendations for social and environmental shareholder proposals; (ii) voting recommendations for "Taft-Hartley" accounts that are in the best long-term economic interest of plan participants and beneficiaries conforming to AFL-CIO voting guidelines;(3) and (iii) voting recommendations intended to generally maximize shareholder value.

            In determining how to vote on a proxy issue, CRM will consider ISS analysis and recommendations, as well as the portfolio manager's own knowledge of the company (including its management, operations, industry and the particular proxy issue) in rendering a decision, with the exception of Taft-Hartley and accounts where the client specifically directs CRM to vote in a "socially responsible" manner (in which case CRM would generally follow the particular ISS recommendations for that category).

            Instances Where CRM Does Not Follow ISS Recommendation

            As stated above, there may be instances where the Firm determines that it is not in the best interest of clients to follow ISS recommendations with respect to certain proxy vote(s). These instances may involve non-routine and/or controversial issues, such as the re-pricing of options, adoption or substantial changes to a shareholder rights plan (or poison pill) or proxy contests, involving, for instance, a hostile takeover attempt but may also include more routine issues, such as the election of directors or auditor appointments. When CRM decides not to vote proxies in the manner recommended by ISS, CRM shall document the reasons for such decision.

5.    Securities on Loan

            Securities over which CRM has voting authority in certain accounts are subject to being lent to other parties, including securities in private investment partnerships, registered mutual funds and certain other accounts. CRM has no role in the lending process; securities lending decisions are made by the custodian with the consent of and on behalf of the client. As a general matter, when a security is on "loan" as of the record date, CRM has no authority to vote, and shall not vote, a proxy for the security.

6.    Clients Who Vote Their Own Proxies

            CRM clients may retain the authority to vote their own proxies in their discretion.

7. Conflicts and Potential Conflicts of Interest Between the Adviser and its Clients

            CRM recognizes that there may be a conflict of interest or potential conflict of interest between itself and its clients with respect to the voting of proxies of certain companies and has developed a mechanism for identifying and addressing such conflicts. Examples of such conflicts include, but are not limited to, instances where CRM manages financial assets for a company or CRM has another business relationship (such as a service provider or vendor) or where a CRM employee may be a member of the Board of Directors of a company for which proxies are voted.

            When a conflict or potential conflict between CRM and its clients has been identified, CRM will vote the proxy as recommended by ISS, subject to a review by the Compliance Committee to confirm that voting is in the best interest of clients.

            CRM has a "watch list" of issuers that may present a conflict of interest or potential conflict relating to proxy voting. The watch list is maintained by the Compliance Committee and amended, as appropriate. Proxy votes relating to issuers on the watch list are voted in accordance with the procedures in the last prior paragraph.

----------
      (3) CRM receives an analysis intended to protect plan assets as required by the U.S. Department of Labor and the Employees Retirement Income Security Act of 1974 ("ERISA").

8.    Disclosure

            For CRM clients who are clients of the Firm as of the effective date of these Policies, the Firm shall deliver to such clients in a separate mailing(4) the following: (i) a description of these Policies;(5) (ii) information as to how the client can obtain information from CRM on how CRM voted the client's proxies; and (iii) information as to how a client can obtain a copy of these Policies and/or the ISS Proxy Voting Guidelines.

            In addition, CRM, in its written brochure required under Rule 204-3 (the "Form ADV") shall describe: (i) these Policies; (ii) how a client can obtain information from CRM on how it voted the client's proxies; and (iii) how a client can obtain a copy of these Policies and/or the ISS Proxy Voting Guidelines.

9.    Oversight

            The Compliance Committee shall have oversight responsibility for these Policies. In particular, the Compliance Committee shall have responsibility for monitoring the actual or potential conflicts of interest that may arise in relation to voting proxies for client securities.

10.   Recordkeeping

            CRM shall retain the following books and records in, as appropriate, electronic or hard copy form:

                  a. These Policies as they may be amended from time to time.

                  b. A copy of each proxy statement received regarding client securities (which may be kept by relying on obtaining copies through the EDGAR system maintained by the Securities and Exchange Commission).

                  c. A record of each vote cast on behalf of clients.

                  d. Internal documents created that were material to the decision on how to vote any proxies or that memorialize the basis for such a decision, including any documentation relating to decisions to vote proxies other than in accordance with ISS recommendations.

                  e. Copies of written client requests for proxy voting records and of the Firm's written responses to either a written or oral request for information on how the Firm voted proxies on behalf of the requesting client.

                  f. With respect to votes cast for securities held in any registered investment company, records of CUSIP numbers. Records for the CRM Mutual Funds shall be recorded and maintained by WT Mutual Fund.

            The above records shall be retained in an easily accessible place for a period of at least five (5) years from the end for the fiscal year during which the last entry was made on such record, the first two years in an appropriate office of CRM.

----------
      (4) Appendix A sets forth the form of letter to be used.

      (5) Such description shall be a summary of the proxy voting process rather than a reiteration of the policies and procedures and will indicate that a copy of the policies and procedures is available upon request.

behalf of clients are voted. This information is set forth below.

The following is a condensed version of all proxy voting recommendations contained in The ISS Proxy Voting Manual.

All of the information contained in this ISS Proxy Voting Manual has been prepared solely by Institutional Shareholder Services, Inc.

1.    OPERATIONAL ITEMS

            ADJOURN MEETING

            Generally vote AGAINST proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.

            AMEND QUORUM REQUIREMENTS

            Vote AGAINST proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

            AMEND MINOR BYLAWS

            Vote FOR bylaw or charter changes that are of a housekeeping nature (updates or corrections).

            CHANGE COMPANY NAME

            Vote FOR proposals to change the corporate name.

            CHANGE DATE, TIME, OR LOCATION OF ANNUAL MEETING

            Vote FOR management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable.

Vote AGAINST shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.

            ISS PROXY VOTING

            Guidelines Summary Ratifying Auditors

            Vote FOR proposals to ratify auditors, unless any of the following apply:

      - An auditor has a financial interest in or association with the company, and is therefore not independent

      -  Fees for non-audit services are excessive, or

      - There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position. Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

            Vote FOR shareholder proposals asking for audit firm rotation, unless the rotation period is so short (less than five years) that it would be unduly burdensome to the company.

      -  Transact Other Business

   2.    BOARD OF DIRECTORS

            Voting on Director Nominees in Uncontested Elections Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance relative to a market index, directors' investment in the company, whether the chairman is also serving as CEO, and whether a retired CEO sits on the board. However, there are some actions by directors that should result in votes being withheld. These instances include directors who:

      - Attend less than 75 percent of the board and committee meetings without a valid excuse

      -  Implement or renew a dead-hand or modified dead-hand poison pill

      - Ignore a shareholder proposal that is approved by a majority of the shares outstanding

      - Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years

      - Failed to act on takeover offers where the majority of the shareholders tendered their shares

      - Are inside directors or affiliated outsiders and sit on the audit, compensation, or nominating committees

      - Are inside directors or affiliated outsiders and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees

      - Are audit committee members and the non-audit fees paid to the auditor are excessive.

            In addition, directors who enacted egregious corporate governance policies or failed to replace management as appropriate would be subject to recommendations to withhold votes.

AGE LIMITS

            Vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors.

BOARD SIZE

            Vote FOR proposals seeking to fix the board size or designate a range for the board size. Vote AGAINST proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

CLASSIFICATION/DECLASSIFICATION OF THE BOARD

            Vote AGAINST proposals to classify the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.

CUMULATIVE VOTING

            Vote AGAINST proposals to eliminate cumulative voting.

            Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION

            Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard.

            Vote AGAINST proposals to eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care.

            Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness.

            Vote FOR only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if both of the following apply:

      - The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and

      -  Only if the director's legal expenses would be covered.

ESTABLISH/AMEND NOMINEE QUALIFICATIONS

            Vote CASE-BY-CASE on proposals that establish or amend director qualifications. Votes should be based on how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.

            Vote AGAINST shareholder proposals requiring two candidates per board seat.

FILLING VACANCIES/REMOVAL OF DIRECTORS

            Vote AGAINST proposals that provide that directors may be removed only for cause. Vote FOR proposals to restore shareholder ability to remove directors with or without cause.

            Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

            Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

INDEPENDENT CHAIRMAN (SEPARATE CHAIRMAN/CEO)

            Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, the following factors should be taken into account in determining whether the proposal warrants support:

            Designated lead director appointed from the ranks of the independent board members with clearly delineated duties

      -  Majority of independent directors on board

      -  All-independent key committees

      -  Committee chairpersons nominated by the independent directors

      -  CEO performance reviewed annually by a committee of outside directors

      -  Established governance guidelines

      -  Company performance.

MAJORITY OF INDEPENDENT DIRECTORS/ESTABLISHMENT OF COMMITTEES

            Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS's definition of independence.

            Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

STOCK OWNERSHIP REQUIREMENTS

            Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.

            While ISS favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

TERM LIMITS

            Vote AGAINST shareholder proposals to limit the tenure of outside directors.

3.    PROXY CONTESTS, VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

            Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the following factors:

      - Long-term financial performance of the target company relative to its industry; management's track record

      -  Background to the proxy contest

      -  Qualifications of director nominees (both slates)

      - Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

REIMBURSING PROXY SOLICITATION EXPENSES

            Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

CONFIDENTIAL VOTING

            Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived. Vote FOR management proposals to adopt confidential voting.

4.    ANTITAKEOVER DEFENSES AND VOTING RELATED ISSUES

            Advance Notice Requirements for Shareholder Proposals/Nominations Votes on advance notice proposals are determined on a CASE-BY-CASE basis, giving support to those proposals which allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.

AMEND BYLAWS WITHOUT SHAREHOLDER CONSENT

            Vote AGAINST proposals giving the board exclusive authority to amend the bylaws. Vote FOR proposals giving the board the ability to amend the bylaws in addition to shareholders.

POISON PILLS

            Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

            Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill.

            Review on a CASE-BY-CASE basis management proposals to ratify a poison pill.

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

            Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

            Vote FOR proposals to allow or make easier shareholder action by written consent.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

            Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

            Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SUPERMAJORITY VOTE REQUIREMENTS

            Vote AGAINST proposals to require a supermajority shareholder vote. Vote FOR proposals to lower supermajority vote requirements.

5.    MERGERS AND CORPORATE RESTRUCTURINGS

APPRAISAL RIGHTS

Vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

ASSET PURCHASES

Vote CASE-BY-CASE on asset purchase proposals, considering the following factors:

      -  Purchase price

      -  Fairness opinion

      -  Financial and strategic benefits

      -  How the deal was negotiated

      -  Conflicts of interest

      -  Other alternatives for the business

      -  Noncompletion risk.

ASSET SALES

Votes on asset sales should be determined on a CASE-BY-CASE basis, considering the following factors:

      -  Impact on the balance sheet/working capital

      -  Potential elimination of diseconomies

      -  Anticipated financial and operating benefits

      -  Anticipated use of funds

      -  Value received for the asset

      -  Fairness opinion

      -  How the deal was negotiated

      -  Conflicts of interest.

BUNDLED PROPOSALS

Review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests, vote against the proposals. If the combined effect is positive, support such proposals.

CONVERSION OF SECURITIES

Votes on proposals regarding conversion of securities are determined on a CASE-BY-CASE basis. When evaluating these proposals the investor should review the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest. Vote FOR the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

CORPORATE REORGANIZATION/DEBT RESTRUCTURING/PREPACKAGED BANKRUPTCY PLANS/REVERSE LEVERAGED BUYOUTS/WRAP PLANS

Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a CASE-BY-CASE basis, taking into consideration the following:

      -  Dilution to existing shareholders' position

      -  Terms of the offer

      -  Financial issues

      -  Management's efforts to pursue other alternatives

      -  Control issues

      -  Conflicts of interest.

            Vote FOR the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

FORMATION OF HOLDING COMPANY

            Votes on proposals regarding the formation of a holding company should be determined on a CASE-BY-CASE basis, taking into consideration the following:

      -  The reasons for the change

      -  Any financial or tax benefits

      -  Regulatory benefits

      -  Increases in capital structure

      -  Changes to the articles of incorporation or bylaws of the company.

Absent compelling financial reasons to recommend the transaction, vote AGAINST the formation of a holding company if the transaction would include either of the following:

      - Increases in common or preferred stock in excess of the allowable maximum as calculated by the ISS Capital Structure model

      -  Adverse changes in shareholder rights

GOING PRIVATE TRANSACTIONS (LBOS AND MINORITY SQUEEZEOUTS)

Vote going private transactions on a CASE-BY-CASE basis, taking into account the following: offer price/premium, fairness opinion, how the deal was negotiated, conflicts of interest, other alternatives/offers considered, and noncompletion risk.

JOINT VENTURES

            Votes CASE-BY-CASE on proposals to form joint ventures, taking into account the following: percentage of assets/business contributed, percentage ownership, financial and strategic benefits, governance structure, conflicts of interest, other alternatives, and noncompletion risk.

LIQUIDATIONS

            Votes on liquidations should be made on a CASE-BY-CASE basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

            Vote FOR the liquidation if the company will file for bankruptcy if the proposal is not approved.

MERGERS AND ACQUISITIONS/ ISSUANCE OF SHARES TO FACILITATE MERGER OR ACQUISITION

            Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis, determining whether the transaction enhances shareholder value by giving consideration to the following:

      - Prospects of the combined company, anticipated financial and operating benefits

      -  Offer price

      -  Fairness opinion

      -  How the deal was negotiated

      -  Changes in corporate governance

      -  Change in the capital structure

      -  Conflicts of interest.

PRIVATE PLACEMENTS/WARRANTS/CONVERTIBLE DEBENTURES

            Votes on proposals regarding private placements should be determined on a CASE-BY-CASE basis. When evaluating these proposals the investor should review: dilution to existing shareholders' position, terms of the offer, financial issues, management's efforts to pursue other alternatives, control issues, and conflicts of interest. Vote FOR the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.

SPINOFFS

            Votes on spinoffs should be considered on a CASE-BY-CASE basis depending on:

      -  Tax and regulatory advantages

      -  Planned use of the sale proceeds

      -  Valuation of spinoff

      -  Fairness opinion

      -  Benefits to the parent company

      -  Conflicts of interest

      -  Managerial incentives

      -  Corporate governance changes

      -  Changes in the capital structure.

VALUE MAXIMIZATION PROPOSALS

            Vote CASE-BY-CASE on shareholder proposals seeking to maximize shareholder value by hiring a financial advisor to explore strategic alternatives, selling the company or liquidating the company and distributing the proceeds to shareholders. These proposals should be evaluated based on the following factors: prolonged poor performance with no turnaround in sight, signs of entrenched board and management, strategic plan in place for improving value, likelihood of receiving reasonable value in a sale or dissolution, and whether company is actively exploring its strategic options, including retaining a financial advisor.

6.    STATE OF INCORPORATION

CONTROL SHARE ACQUISITION PROVISIONS

            Vote FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders. Vote AGAINST proposals to amend the charter to include control share acquisition provisions.

            Vote FOR proposals to restore voting rights to the control shares.

CONTROL SHARE CASHOUT PROVISIONS

            Vote FOR proposals to opt out of control share cashout statutes.

DISGORGEMENT PROVISIONS

            Vote FOR proposals to opt out of state disgorgement provisions.

FAIR PRICE PROVISIONS

            Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

            Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

FREEZEOUT PROVISIONS

            Vote FOR proposals to opt out of state freezeout provisions.

GREENMAIL

            Vote FOR proposals to adopt antigreenmail charter of bylaw amendments or otherwise restrict a company's ability to make greenmail payments. Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

REINCORPORATION PROPOSALS

            Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws.

            Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

STAKEHOLDER PROVISIONS

            Vote AGAINST proposals that ask the board to consider nonshareholder constituencies or other nonfinancial effects when evaluating a merger or business combination.

STATE ANTITAKEOVER STATUTES

            Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, controlshare cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions)

6.    CAPITAL STRUCTURE

ADJUSTMENTS TO PAR VALUE OF COMMON STOCK

            Vote FOR management proposals to reduce the par value of common stock.

COMMON STOCK AUTHORIZATION

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS. Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights. Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

DUAL-CLASS STOCK

            Vote AGAINST proposals to create a new class of common' stock with superior voting rights.

            Vote FOR proposals to create a new class of nonvoting or subvoting common stock if It is intended for financing purposes with minimal or no dilution to current shareholders

            It is not designed to preserve the voting power of an insider or significant shareholder

ISSUE STOCK FOR USE WITH RIGHTS PLAN

            Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).

PREEMPTIVE RIGHTS

            Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive rights, consider the size of a company, the characteristics of its shareholder base, and the liquidity of the stock.

PREFERRED STOCK

            Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).

            Vote FOR proposals to create "declawed" blank check preferred stock (stock that cannot be used as a takeover defense).

            Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

            Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

            Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

RECAPITALIZATION

            Votes CASE-BY-CASE on recapitalizations (reclassifications of securities), taking into account the following: more simplified capital structure, enhanced liquidity, fairness of conversion terms, impact on voting power and dividends, reasons for the reclassification, conflicts of interest, and other alternatives considered.

REVERSE STOCK SPLITS

            Vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.

            Vote FOR management proposals to implement a reverse stock split to avoid delisting. Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a CASE-BY-CASE basis using a model developed by ISS.

SHARE REPURCHASE PROGRAMS

            Vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS

            Vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance as determined using a model developed by ISS.

TRACKING STOCK

            Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis, weighing the strategic value of the transaction against such factors as: adverse governance changes, excessive increases in authorized capital stock, unfair method of distribution, diminution of `voting rights, adverse conversion features, negative impact on stock option plans, and other alternatives such as spinoff.

7.    EXECUTIVE AND DIRECTOR COMPENSATION

            Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. Our methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's rules, ISS will value every award type.

ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered long with dilution to voting power. Once ISS determines the estimated cost of the plan, we compare it to a company-specific dilution cap.

            Our model determines a company-specific allowable pool of shareholder wealth that may be transferred from the company to executives, adjusted for:

      - Long-term corporate performance (on an absolute basis and relative to a standard industry peer group and an appropriate market index), -

      -  Cash compensation, and

      -  Categorization of the company as emerging, growth, or mature.

These adjustments are pegged to market capitalization. ISS will continue to examine other features of proposed pay plans such as administration, payment terms, plan duration, and whether the administering committee is permitted to reprice underwater stock options without shareholder approval.

DIRECTOR COMPENSATION

Votes on compensation plans for directors are determined on a CASE-BY-CASE basis, using a proprietary, quantitative model developed by ISS.

STOCK PLANS IN LIEU OF CASH

            Votes for plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock are determined on a CASE-BY-CASE basis. Vote FOR plans which provide a dollar-for-dollar cash for stock exchange. Votes for plans which do not provide a dollar-for-dollar cash for stock exchange should be determined on a CASE-BY-CASE basis using a proprietary, quantitative model developed by ISS.

DIRECTOR RETIREMENT PLANS

            Vote AGAINST retirement plans for non employee directors.

            Vote FOR shareholder proposals to eliminate retirement plans for non employee directors.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS

Votes on management proposals seeking approval to reprice options are evaluated on a

CASE-BY-CASE basis giving consideration to the following:

      -  Historic trading patterns

      -  Rationale for the repricing

      -  Value-for-value exchange

      -  Option vesting

      -  Terml, of the option

      -  Exercise price

      -  Participation.

EMPLOYEE STOCK PURCHASE PLANS

            Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.

            Vote FOR employee stock purchase plans where all of the following apply:

      -  Purchase price is at least 85 percent of fair market value

      -  Offering period is 27 months or less, and

      -  Potential voting power dilution (VPD) is ten percent or less.

            Vote AGAINST employee stock purchase plans where any of the following apply:

      -  Purchase price is less than 85 percent of fair market value, or

      -  Offering period is greater than 27 months, or

      -  VPD is greater than ten percent

INCENTIVE BONUS PLANS AND TAX DEDUCTIBILITY PROPOSALS (OBRA-RELATED COMPENSATION PROPOSALS)

            Vote FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of
Section 162(m).

            Vote FOR proposals to add performance goals to existing compensation plans to comply with thee provisions of Section 162(m) unless they are clearly inappropriate.

            Votes to amend existing plans to increase shares reserved and to qualify for favorable tax treatment under the provisions of Section 162(m) should be considered on a CASE-BY-CASE basis it sing a proprietary, quantitative model developed by ISS. Generally vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.

EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)

            Vote FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares.)

401(K) EMPLOYEE BENEFIT PLANS

            Vote FOR proposals to implement a 401(k) savings plan for employees.

SHAREHOLDER PROPOSALS REGARDING EXECUTIVE AND DIRECTOR PAY

            Generally, vote FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders' needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.

            Vote AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.

            Vote AGAINST shareholder proposals requiring director fees be paid in stock only.

            Vote FOR shareholder proposals to put option repricings to a shareholder vote.

            Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

OPTION EXPENSING

            Generally vote FOR shareholder proposals asking the company to expense stock options, unless the company has already publicly committed to expensing options by a specific date.

PERFORMANCE-BASED STOCK OPTIONS

            Vote CASE-BY-CASE on shareholder proposals advocating the use of performance based stock options (indexed, premium-priced, and performance-vested options), taking into account:

      -  Whether the proposal mandates that all awards be performance-based

      - Whether the proposal extends beyond executive awards to those of lower-ranking employees

      - Whether the company's stock-based compensation plans meet IS S's SVT criteria and do not violate our repricing guidelines

GOLDEN AND TIN PARACHUTES

            Vote FOR shareholder proposals to require golden and tin parachutes (executive severance agreements) to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts. Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden or tin parachutes. An acceptable parachute should include the following:

      - The parachute should be less attractive than an ongoing employment opportunity with the firm

      -  The triggering mechanism should be beyond the control of management

      - The amount should not exceed three times base salary plus guaranteed benefits

8.    SOCIAL AND ENVIRONMENTAL ISSUES

CONSUMER ISSUES AND PUBLIC SAFETY

ANIMAL RIGHTS

            Vote CASE-BY-CASE on proposals to phase out the use of animals in product testing, taking into account:

      - The nature of the product and the degree that animal testing is necessary or federally mandated (such as medical products),

      - The availability and feasibility of alternatives to animal testing to ensure product safety, and

      -  The degree that competitors are using animal-free testing.

Generally vote FOR proposals seeking a report on the company's animal welfare standards unless:

      - The company has already published a set of animal welfare standards and monitors compliance

      - The company's standards are comparable to or better than those of peer firms, and

      - There are no serious controversies surrounding the company's treatment of animals

DRUG PRICING

            Vote CASE-BY-CASE on proposals asking the company to implement price restraints on pharmaceutical products, taking into account:

            Whether the proposal focuses on a specific drug and region

      - Whether the economic benefits of providing subsidized drugs (e.g., public goodwill) outweigh the costs in terms of reduced profits, lower R&D spending, and harm to competitiveness

      - The extent that reduced prices can be offset through the company's marketing budget without affecting R&D spending

      -  Whether the company already limits price increases of its products

      - Whether the company already contributes life-saving pharmaceuticals to the needy and Third World countries

      -  The extent that peer companies implement price restraints

GENETICALLY MODIFIED FOODS

Vote CASE-BY-CASE on proposals to label genetically modified (GMO) ingredients voluntarily in the company's products, or alternatively to provide interim labeling and eventually eliminate GMOs, taking into account:

      -  The costs and feasibility of labeling and/or phasing out

      - The nature of the company's business and the proportion of it affected by the proposal

      - The proportion of company sales in markets requiring labeling or GMO-free products

      -  The extent that peer companies label or have eliminated GMOs

      - Competitive benefits, such as expected increases in consumer demand for the company's products

      - The risks of misleading consumers without federally mandated, standardized labeling

      -  Alternatives to labeling employed by the company.

            Vote FOR proposals asking for a report on the feasibility of labeling products containing GMOs.

            Vote AGAINST proposals to completely phase out GMOs from the company's products. Such resolutions presuppose that there are proven health risks to GMOs-an issue better left to federal regulators-which outweigh the economic benefits derived from biotechnology.

            Vote CASE-BY-CASE on reports outlining the steps necessary to eliminate GMOs from the company's products, taking into account:

      - The relevance of the proposal in terms of the company's business and the proportion of it affected by the resolution

      -  The extent that peer companies have eliminated GMOs

      - The extent that the report would clarify whether it is viable for the company to eliminate GMOs from its products

      - Whether the proposal is limited to a feasibility study or additionally seeks an action plan and timeframe actually to phase out GMOs

      - The percentage of revenue derived from international operations, particularly in Europe, where GMOs are more regulated.

            Vote AGAINST proposals seeking a report on the health and environmental effects of GMOs and the company's strategy for phasing out GMOs in the event they become illegal in the United States. Studies of this sort are better undertaken by regulators and the scientific community. If made illegal in the United States, genetically modified crops would automatically be recalled and phased out.

HANDGUNS

            Generally vote AGAINST requests for reports on a company's policies aimed at curtailing gun violence in the United States unless the report is confined to product safety information. Criminal misuse of firearms is beyond company control and instead falls within the purview of law enforcement agencies

PREDATORY LENDING

            Vote CASE-BY CASE on requests for reports on the company's procedures for preventing predatory lending, including the establishment of a board committee for oversight, taking into account:

      - Whether the company has adequately disclosed mechanisms in place to prevent abusive lending practices

      - Whether the company has adequately disclosed the financial risks of its subprime business

      - Whether the company has been subject to violations of lending laws or serious lending controversies

      -  Peer companies' policies to prevent abusive lending practices.

TOBACCO

            Most tobacco-related proposals should be evaluated on a CASE-BY-CASE basis, taking into account the following factors:

SECOND-HAND SMOKE:

      -  Whether the company complies with all local ordinances and regulations

      - The degree that voluntary restrictions beyond those mandated by law might hurt the company's competitiveness

      -  The risk of any health-related liabilities.

ADVERTISING TO YOUTH:

      - Whether the company complies with federal, state, and local laws on the marketing of tobacco or if it has been fined for violations

      -  Whether the company has gone as far as peers in restricting advertising

      - Whether the company entered into the Master Settlement Agreement, which restricts marketing of tobacco to youth

      -  Whether restrictions on marketing to youth extend to foreign countries

CEASE PRODUCTION OF TOBACCO-RELATED PRODUCTS OR AVOID SELLING PRODUCTS TO TOBACCO COMPANIES:

      -  The percentage of the company's business affected

      - The economic loss of eliminating the business versus any potential tobacco-related liabilities.

SPINOFF TOBACCO-RELATED BUSINESSES:

      -  The percentage of the company's business affected

      -  The feasibility of a spinoff

      -  Potential future liabilities related to the company's tobacco business.

STRONGER PRODUCT WARNINGS:

            Vote AGAINST proposals seeking stronger product warnings. Such decisions are better left to public health authorities.

INVESTMENT IN TOBACCO STOCKS:

            Vote AGAINST proposals prohibiting investment in tobacco equities. Such decisions are better left to portfolio managers.

ENVIRONMENT AND ENERGY

ARCTIC NATIONAL WILDLIFE REFUGE

            Vote CASE-BY-CASE on reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR), taking into account:

      -  Whether there are publicly available environmental impact reports;

      - Whether the company has a poor environmental track record, such as violations of federal and state regulations or accidental spills; and

      -  The current status of legislation regarding drilling in ANWR.

CERES PRINCIPLES

            Vote CASE-BY-CASE on proposals to adopt the CERES Principles, taking into account:

      - The company's current environmental disclosure beyond legal requirements, including environmental health and safety (EHS) audits and reports that may duplicate CERES

      - The company's environmental performance record, including violations of federal and state regulations, level of toxic emissions, and accidental spills

      - Environmentally conscious practices of peer companies, including endorsement of CERES Costs of membership and implementation.

ENVIRONMENTAL REPORTS

            Generally vote FOR requests for reports disclosing the company's environmental policies unless it already has well-documented environmental management systems that are available to the public.

GLOBAL WARMING

            Generally vote FOR reports on the level of greenhouse gas emissions from the company's operations and products, unless the report is duplicative of the company's current environmental disclosure and reporting or is not integral to the company's line of business. However, additional reporting may be warranted if:

      -  The company's level of disclosure lags that of its competitors, or

      - The company has a poor environmental track record, such as violations of federal and state regulations.

RECYCLING

            Vote CASE-BY-CASE on proposals to adopt a comprehensive recycling strategy, taking into account:

      -  The nature of the company's business and the percentage affected

      -  The extent that peer companies are recycling

      -  The timetable prescribed by the proposal

      -  The costs and methods of implementation

      - Whether the company has a poor environmental track record, such as violations of federal and state regulations.

RENEWABLE ENERGY

            Vote CASE-BY-CASE on proposals to invest in renewable energy sources, taking into account:

      -  The nature of the company's business and the percentage affected

      - The extent that peer companies are switching from fossil fuels to cleaner sources

      -  The timetable and specific action prescribed by the proposal

      -  The costs of implementation

      -  The company's initiatives to address climate change

            Generally vote FOR requests for reports on the feasibility of developing renewable energy sources, unless the report is duplicative of the company's current environmental disclosure and reporting or is not integral to the company's line of business.

GENERAL CORPORATE ISSUES

LINK EXECUTIVE COMPENSATION TO SOCIAL PERFORMANCE

            Vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities. Such resolutions should be evaluated in the context of:

      -  The relevance of the issue to be linked to pay

      -  The company's level of disclosure lags that of its competitors, or

      - The company has a poor environmental track record, such as violations of federal and state regulations.

RECYCLING

            Vote CASE-BY-CASE on proposals to adopt a comprehensive recycling strategy, taking into account:

      -  The nature of the company's business and the percentage affected

      -  The extent that peer companies are recycling

      -  The timetable prescribed by the proposal

      -  The costs and methods of implementation

      - Whether the company has a poor environmental track record, such as violations of federal and state regulations.

RENEWABLE ENERGY

            Vote CASE-BY-CASE on proposals to invest in renewable energy sources, taking into account:

      -  The nature of the company's business and the percentage affected

      - The extent that peer companies are switching from fossil fuels to cleaner sources

      - The timetable and specific action prescribed by the proposal -o The costs of implementation

      -  The company's initiatives to address climate change

            Generally vote FOR requests for reports on the feasibility of developing renewable energy sources, unless the report is duplicative of the company's current environmental disclosure and reporting or is not integral to the company's line of business.

GENERAL CORPORATE ISSUES

LINK EXECUTIVE COMPENSATION TO SOCIAL PERFORMANCE

            Vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities. Such resolutions should be evaluated in the context of:

      -  The relevance of the issue to be linked to pay

      - The degree that social performance is already included in the company's pay structure and disclosed

      - The degree that social performance is used by peer companies in setting pay

      - Violations or complaints filed against the company relating to the particular social performance measure

      - Artificial limits sought by the proposal, such as freezing or capping executive pay

      -  Independence of the compensation committee

      -  Current company pay levels.

CHARITABLE/POLITICAL CONTRIBUTIONS

            Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

      - The company is in compliance with laws governing corporate political activities, and

      - The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and not coercive.

            Vote AGAINST proposals to report or publish in newspapers the company's political contributions. Federal and state laws restrict the amount of corporate contributions and include reporting requirements.

            Vote AGAINST proposals disallowing the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring contributions can put the company at a competitive disadvantage.

            Vote AGAINST proposals restricting the company from making, charitable contributions. Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which contributions are in the best interests of the company.

            Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

LABOR STANDARDS AND HUMAN RIGHTS CHINA PRINCIPLES

            Vote AGAINST proposals to implement the China Principles unless:

      - There are serious controversies surrounding the company's China operations, and

      - The company does not have a code of conduct with standards similar to those promulgated by the International Labor Organization (ILO).

COUNTRY-SPECIFIC HUMAN RIGHTS REPORTS

            Vote CASE-BY-CASE on requests for reports detailing the company's operations in a particular country and steps to protect human rights, based on:

      -  The nature and amount of company business in that country

      -  The company's workplace code of conduct

      -  Proprietary and confidential information involved

      -  Company compliance with U.S. regulations on investing in the country

      -  Level of peer company involvement in the country.

INTERNATIONAL CODES OF CONDUCT/VENDOR STANDARDS

            Vote CASE-BY-CASE on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring. In evaluating these proposals, the following should be considered:

      - The company's current workplace code of conduct or adherence to other global standards and the degree they meet the standards promulgated by the proponent

      -  Agreements with foreign suppliers to meet certain workplace standards

      -  Whether company and vendor facilities are monitored and how

      -  Company participation in fair labor organizations

      -  Type of business

      -  Proportion of business conducted overseas

      -  Countries of operation with known human rights abuses

      - Whether the company has been recently involved in significant labor and human rights controversies or violations

      -  Peer company standards and practices

      -  Union presence in company's international factories

            Generally vote FOR reports outlining vendor standards compliance unless any of the following apply:

      - The company does not operate in countries with significant human rights violations

      -  The company has no recent human rights controversies or violations, or

      - The company already publicly discloses information on its vendor standards compliance.

MACBRIDE PRINCIPLES

            Vote CASE-BY-CASE on proposals to endorse or increase activity on the MacBride Principles, taking into account:

      -  Company compliance with or violations of the Fair Employment Act of
         1989

      - Company antidiscrimination policies that already exceed the legal requirements

      -  The cost and feasibility of adopting all nine principles

      - The cost of duplicating efforts to follow two sets of standards (Fair Employment and the MacBride Principles)

      -  The potential for charges of reverse discrimination

      - The potential that any company sales or contracts in the rest of the United Kingdom could be negatively impacted

      -  The level of the company's investment in Northern Ireland

      -  The number of company employees in Northern Ireland

      -  The degree that industry peers have adopted the MacBride Principles

      - Applicable state and municipal laws that limit contracts with companies that have not adopted the MacBride Principles.

MILITARY BUSINESS FOREIGN MILITARY SALES/OFFSETS

            Vote AGAINST reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls and reporting on foreign military sales.

LANDMINES AND CLUSTER BOMBS

            Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in antipersonnel landmine production, taking into account:

      -  Whether the company has in the past manufactured landmine components

      -  Whether the company's peers have renounced future production

            Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in cluster bomb production, taking into account:

      -  What weapons classifications the proponent views as cluster bombs

      - Whether the company currently or in the past has manufactured cluster bombs or their components

      -  The percentage of revenue derived from cluster bomb manufacture

      -  Whether the company's peers have renounced future production

NUCLEAR WEAPONS

            Vote AGAINST proposals asking a company to cease production of nuclear weapons components and delivery systems, including disengaging from current and proposed contracts. Components and delivery systems serve multiple military and non-military uses, and withdrawal from these contracts could have a negative impact on the company's business.

SPACED-BASED WEAPONIZATION

            Generally vote FOR reports on a company's involvement in spaced-based weaponization unless:

      -  The information is already publicly available or

      -  The disclosures sought could compromise proprietary information.

WORKPLACE DIVERSITY

BOARD DIVERSITY

            Generally vote FOR reports on the company's efforts to diversify the board, unless:

      - The board composition is reasonably inclusive in relation to companies of similar size and business or

      - The board already reports on its nominating procedures and diversity initiatives.

            Vote CASE-BY-CASE on proposals asking the company to increase the representation of women and minorities on the board, taking into account:

      -  The degree of board diversity

      -  Comparison with peer companies

      -  Established process for improving board diversity

      -  Existence of independent nominating committee

      -  Use of outside search firm

      -  History of EEO violations.

EQUAL EMPLOYMENT OPPORTUNITY (EEO)

            Generally vote FOR reports outlining the company's affirmative action initiatives unless all of the following apply:

      -  The company has well-documented equal opportunity programs

      - The company already publicly reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and

      -  The company has no recent EEO-related violations or litigation.

            Vote AGAINST proposals seeking information on the diversity efforts of suppliers and service providers, which can pose a significant cost and administration burden on the company.

GLASS CEILING

            Generally vote FOR reports outlining the company's progress towards the Glass Ceiling Commission's business recommendations, unless:

      -  The composition of senior management and the board is fairly inclusive

      - The company has well-documented programs addressing diversity initiatives and leadership development

      - The company already issues public reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and

      - The company has had no recent, significant EEO-related violations or litigation

SEXUAL ORIENTATION

            Vote CASE-BY-CASE on proposals to amend the company's EEO policy to include sexual orientation, taking into account:

      - Whether the company's EEO policy is already in compliance with federal, state and local laws

      - Whether the company has faced significant controversies or litigation regarding unfair treatment of gay and lesbian employees

      -  The industry norm for including sexual orientation in EEO statements

      - Existing policies in place to prevent workplace discrimination based on sexual orientation

            Vote AGAINST proposals to extend company benefits to or eliminate benefits from domestic partners. Benefit decisions should be left to the discretion of the company.

10.   MUTUAL FUND PROXIES

ELECTION OF DIRECTORS

            Vote to elect directors on a CASE-BY-CASE basis, considering the following factors:

      -  Board structure

      -  Director independence and qualifications

      -  Attendance at board and committee meetings.

      -  Votes should be withheld from directors who:

      - Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day's meetings, votes should not be withheld even if such absence dropped the director's attendance below 75 percent.

      - Ignore a shareholder proposal that is approved by a majority of shares outstanding

      - Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years

      - Are interested directors `and sit on the audit or nominating committee, or

      - Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

CONVERT CLOSED-END FUND TO OPEN-END FUND

            Vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:

      -  Past performance as a closed-end fund

      -  Market in which the fund invests

      -  Measures taken by the board to address the discount

      -  Past shareholder activism, board activity

      -  Votes on related proposals.

PROXY CONTESTS

            Votes on proxy contests should be determined on a CASE-BY-CASE basis, considering the following factors:

      -  Past performance relative to its peers

      -  Market in which fund invests

      -  Measures taken by the board to address the issues

      - Past shareholder activism, board activity, and votes on related proposals

      -  Strategy of the incumbents versus the dissidents

      -  Independence of directors

      -  Experience and skills of director candidates

      -  Governance profile of the company

      -  Evidence of management entrenchment

INVESTMENT ADVISORY AGREEMENTS

            Votes on investment advisory agreements should be determined on a CASE-BY-CASE basis, considering the following factors:

      -  Proposed and current fee schedules

      -  Fund category/investment objective

      -  Performance benchmarks

      -  Share price performance compared to peers

      -  Resulting fees relative to peers

      -  Assignments (where the advisor undergoes a change of control).

APPROVE NEW CLASSES OR SERIES OF SHARES

Vote FOR the establishment of new classes or series of shares.

PREFERRED STOCK PROPOSALS

            Votes on the authorization for or increase in preferred shares should be determined on a CASE-BY-CASE basis, considering the following factors:

      -  Stated specific financing purpose

      -  Possible dilution for common shares

      -  Whether the shares can be used for antitakeover purposes.

1940 ACT POLICIES

            Votes on 1940 Act policies should be determined on a CASE-BY-CASE basis, considering the following factors:

      -  Potential competitiveness

      -  Regulatory developments

      -  Current and potential returns

      -  Current and potential risk.

            Generally vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with the current SEC interpretation.

CHANGE FUNDAMENTAL RESTRICTION TO NON-FUNDAMENTAL RESTRICTION

            Proposals to change a fundamental restriction to a non-fundamental restriction should be evaluated on a CASE-BY-CASE basis, considering the following factors:

      -  The fund's target investments

      -  The reasons given by the fund for the change

      -  The projected impact of the change on the portfolio.

CHANGE FUNDAMENTAL INVESTMENT OBJECTIVE TO NON-FUNDAMENTAL

            Vote AGAINST proposals to change a fund's fundamental investment objective to non-fundamental.

NAME CHANGE PROPOSALS

            Votes on name change proposals should be determined on a CASE-BY-CASE basis, considering the following factors:

      -  Political/economic changes in the target market

      -  Consolidation in the target market

      -  Current asset composition

CHANGE IN FUND'S SUB-CLASSIFICATION

            Votes on changes in a fund's sub-classification should be determined on a CASE-BY-CASE basis, considering the following factors:

      -  Potential competitiveness

      -  Current and potential returns

      -  Risk of concentration

      -  Consolidation in target industry

DISPOSITION OF ASSETS/TERMINATION/LIQUIDATION

            Vote these proposals on a CASE-BY-CASE basis, considering the following factors:

      -  Strategies employed to salvage the company

      -  The fund's past performance

      -  Terms of the liquidation.

CHANGES TO THE CHARTER DOCUMENT

            Votes on changes to the charter document should be determined on a CASE-BY-CASE basis, considering the following factors:

      -  The degree of change implied by the proposal

      -  The efficiencies that could result

      -  The state of incorporation

      -  Regulatory standards and implications.

Vote AGAINST any of the following changes:

      - Removal of shareholder approval requirement to reorganize or terminate the trust or any of its series

      - Removal of shareholder approval requirement for amendments to the new declaration of trust

      - Removal of shareholder approval requirement to amend the fund's management contract, allowing the contract to be modified by the investment manager and the trust management, as permitted by the 1940 Act

      - Allow the trustees to impose other fees in addition to sales charges on investment in a fund, such as deferred sales charges and redemption fees that may be imposed upon redemption of a fund's shares

      - Removal of shareholder approval requirement to engage in and terminate sub-advisory arrangements

      - Removal of shareholder approval requirement to change the domicile of the fund

CHANGE THE FUND'S DOMICILE

            Vote reincorporations on a CASE-BY-CASE basis, considering the following factors:

      -  Regulations of both states

      -  Required fundamental policies of both states

      -  Increased flexibility available.

AUTHORIZE THE BOARD TO HIRE AND TERMINATE SUB-ADVISORS WITHOUT SHAREHOLDER APPROVAL

            Vote AGAINST proposals authorizing the board to hire/terminate sub-advisors without shareholder approval.

DISTRIBUTION AGREEMENTS

Vote these proposals on a CASE-BY-CASE basis, considering the following factors:

      -  Fees charged to comparably sized funds with similar objectives

      -  The proposed distributor's reputation and past performance

      -  The competitiveness of the fund in the industry

      -  Terms of the agreement.

MASTER-FEEDER STRUCTURE

            Vote FOR the establishment of a master-feeder structure.

MERGERS

            Vote merger proposals on a CASE-BY-CASE basis, considering the following factors:

      -  Resulting fee structure

      -  Performance of both funds

      -  Continuity of management personnel

      -  Changes in corporate governance and their impact on shareholder rights.

SHAREHOLDER PROPOSALS TO ESTABLISH DIRECTOR OWNERSHIP REQUIREMENT

            Generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While ISS favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

SHAREHOLDER PROPOSALS TO REIMBURSE PROXY SOLICITATION EXPENSES

            Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

            Shareholder Proposals to Terminate Investment Advisor Vote to terminate the investment advisor on a CASE-BY-CASE basis, considering the following factors:

      -  Performance of the fund's NAV

      -  The fund's history of shareholder relations

      -  The performance of other funds under the advisor's management.

                          ROXBURY LARGE CAP GROWTH FUND
                              ROXBURY MID CAP FUND
                          ROXBURY SMALL CAP GROWTH FUND

                                OF WT MUTUAL FUND
                            1100 North Market Street
                           Wilmington, Delaware 19890

                       STATEMENT OF ADDITIONAL INFORMATION

                               _____________, 2004

This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with each Fund's current prospectus dated November 1, 2004, as amended from time to time. A copy of each current prospectus and annual report may be obtained without charge, by writing to Professional Funds Distributor, LLC. (the "Distributor"), 760 Moore Road, King of Prussia, PA 19406. A copy may also be obtained from certain institutions such as banks or broker-dealers that have entered into servicing agreements with the Distributor or by calling (800) 336-9970.

Each Fund and its corresponding master Series' audited financial statements for the fiscal year ended June 30, 2004, included in the Annual Reports to shareholders, are each incorporated into this SAI by reference.

                                TABLE OF CONTENTS

                                                                                                            Page
                                                                                                            ----
GENERAL INFORMATION.......................................................................................    1
INVESTMENT POLICIES.......................................................................................    1
INVESTMENT LIMITATIONS....................................................................................    5
TRUSTEES AND OFFICERS.....................................................................................    6
CODE OF ETHICS............................................................................................   14
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.......................................................   15
INVESTMENT ADVISORY AND OTHER SERVICES....................................................................   16
ROXBURY CAPITAL MANAGEMENT................................................................................   16
ADMINISTRATION AND ACCOUNTING SERVICES....................................................................   18
ADDITIONAL SERVICE PROVIDERS..............................................................................   18
BROKERAGE ALLOCATION AND OTHER PRACTICES..................................................................   20
CAPITAL STOCK AND OTHER SECURITIES........................................................................   22
PURCHASE, REDEMPTION AND PRICING OF SHARES................................................................   22
DIVIDENDS.................................................................................................   24
TAXATION OF THE FUNDS.....................................................................................   24
FINANCIAL STATEMENTS......................................................................................   29
APPENDIX A OPTIONS, FUTURES AND FORWARD CURRENCY CONTRACT STRATEGIES......................................    1
APPENDIX B DESCRIPTION OF RATINGS.........................................................................    1
PROXY VOTING POLICIES AND PROCEDURES......................................................................    1

                               GENERAL INFORMATION

WT Mutual Fund (the "Trust") was organized as a Delaware business trust on June 1, 1994. The Trust has established the following funds described in this SAI:
Roxbury Large Cap Growth, Roxbury Mid Cap and Roxbury Small Cap Growth Fund (each a "Fund," and collectively, the "Funds"). Each of these Funds issues Institutional and Investor Shares, except for the Roxbury Mid Cap Fund which issues Institutional, Investor, Class A, Class B and Class C Shares. Each Fund is a diversified open-end management investment company.

                               INVESTMENT POLICIES

The following information supplements the information concerning each Fund's investment objective, policies and limitations found in the prospectus. Unless otherwise indicated, it applies to the Funds through their investment in corresponding master funds (the "Series"), which are series of WT Investment Trust I (the "Master Trust").

Each of the Roxbury Large Cap Growth Fund and the Roxbury Mid Cap Fund seeks superior long-term growth of capital. The Small Cap Growth Fund seeks to achieve long-term capital appreciation. Each of the foregoing investment objectives may not be changed without shareholder approval.

The Large Cap Growth Fund will invest at least 80% of its assets in a diversified portfolio of U.S. equity (or related) securities of corporations with a market cap of $5 billion or more, which have above average earnings potential compared to the securities market as a whole. The Mid Cap Series will invest at least 80% of its assets in securities of companies with a market capitalization, at the time of purchase, within the capitalization range of companies that make up in the S&P MidCap 400 Index. The Small Cap Growth Fund will invest at least 80% of its assets in securities of companies with a market capitalization, at the time of purchase, equal to or less than the largest stock in the S&P SmallCap 600 Index. The foregoing policies may be changed upon 60 days' written notice to shareholders.

CASH MANAGEMENT. Each Fund will under normal market conditions invest no more than 15% of its total assets in cash and cash equivalents including high-quality money market instruments and money market funds in order to manage cash flow. Certain of these instruments are described below.

- MONEY MARKET FUNDS. Each Fund may invest in the securities of money market mutual funds, within the limits prescribed by the Investment Company Act of 1940, as amended ("1940 Act").

- U.S. GOVERNMENT OBLIGATIONS. Each Fund may invest in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Although all obligations of agencies and instrumentalities are not direct obligations of the U.S. Treasury, the U.S. Government may provide support for payment of the interest and principal on these obligations directly or indirectly. This support can range from securities supported by the full faith and credit of the United States (for example, Ginnie Mae securities), to securities that are supported solely or primarily by the creditworthiness of the issuer, such as securities of Fannie Mae, Freddie Mac, the Tennessee Valley Authority, Federal Farm Credit Banks and the Federal Home Loan Banks. In the case of obligations not backed by the full faith and credit of the United States, a Fund must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.

- COMMERCIAL PAPER. Each Fund may invest in commercial paper. Commercial paper consists of short-term (up to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. The Funds may invest only in commercial paper rated A-1 or higher by S&P or Moody's or if not rated, determined by the investment adviser to be of comparable quality.

- BANK OBLIGATIONS. Each Fund may invest in U.S. dollar-denominated obligations of major banks, including certificates of deposit, time deposits and bankers' acceptances of major U.S. and foreign banks and their branches located outside of the United States, of U.S. branches of foreign banks, of foreign branches of foreign banks, of U.S. agencies of foreign banks and of wholly-owned banking subsidiaries of such foreign banks located in the United States. Obligations of foreign branches of U.S. banks and U.S. branches of wholly owned subsidiaries of foreign banks may be general obligations of the parent bank, or the issuing branch or subsidiary, or both, or may be limited by the terms of a specific obligation or by government regulation. Because such obligations are issued by foreign entities, they are subject to the risks of foreign investing. A brief description of some typical types of bank obligations follows:

      - BANKERS' ACCEPTANCES. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft that has been drawn on it by a customer. These instruments reflect the obligation of both the bank and the drawer to pay the face amount of the instrument upon maturity.

      - CERTIFICATES OF DEPOSIT. Certificates of Deposit are certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from 14 days to one year) at a stated or variable interest rate. Variable rate certificates of deposit provide that the interest rate will fluctuate on designated dates based on changes in a designated base rate (such as the composite rate for certificates of deposit established by the Federal Reserve Bank of New York).

      - TIME DEPOSITS. Time deposits are bank deposits for fixed periods of time.

CONVERTIBLE SECURITIES. Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. As a result, a Fund's selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuers and any call provisions.

The Funds may invest in convertible securities that are rated, at the time of purchase, in the three highest rating categories by a nationally recognized statistical rating organization ("NRSRO") such as Moody's or S&P, or if unrated, are determined by the investment adviser, as applicable, to be of comparable quality. (See "Appendix B" Description of Ratings.") Ratings represent the rating agency's opinion regarding the quality of the security and are not a guarantee of quality. Should the rating of a security be downgraded subsequent to a Fund's purchase of the security, the investment adviser will determine whether it is in the best interest of the Fund to retain the security.

DEBT SECURITIES. Debt securities represent money borrowed that obligates the issuer (e.g., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times.

DEPOSITARY RECEIPTS. American Depositary Receipts (ADRs) as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.

FOREIGN SECURITIES. Each Equity Fund may invest in foreign securities either directly by purchasing foreign securities or indirectly by purchasing depositary receipts or depositary shares of foreign securities. (See "Depositary Receipts" above.) Foreign securities include equity or debt securities issued by issuers outside the United States, and include securities in the form of ADRs and EDRs. Direct investments in foreign securities may be made either on foreign securities exchanges or in the over-the counter markets. Investing in foreign securities involves certain special risks and considerations that are not typically associated with investing in U.S. companies, including, but not limited to, (i) generally less liquid and less efficient securities markets,
(ii) generally greater price volatility, (iii) exchange rate fluctuations and exchange controls, (iv) the imposition of restrictions on the expatriation of funds or other assets, (v) less publicly available information about issuers,
(vi) the imposition of taxes (vii) higher transaction and custody costs, (viii) settlement delays and risk of loss, (ix) difficulties in enforcing contracts,
(x) less liquidity and smaller market capitalizations, (xi) lesser regulation of securities markets, (xii) different accounting and disclosure standards, (xiii) governmental interference, (xiv) higher inflation, (xv) social, economic and political uncertainties, (xvi) the risk of expropriation of assets, (xvii) and the risk of war.

HEDGING STRATEGIES. Each Fund may engage in certain hedging strategies that involve options and futures. These hedging strategies are described in detail in Appendix A.

ILLIQUID SECURITIES. Each Fund may invest no more than 15% of its net assets in illiquid securities. Illiquid securities are securities that cannot be disposed of within seven days at approximately the value at which they are being carried on the Fund's books. The Board of Trustees has the ultimate responsibility for determining whether specific securities are liquid or illiquid. The Board has delegated the function of making day to day determinations of liquidity to the investment adviser, pursuant to guidelines approved by the Board. The investment adviser will monitor the liquidity of securities held by the Fund Portfolio and report periodically on such decisions to the Board. If the limitation on illiquid securities is exceeded, other than by a change in market values, the condition will be reported by a Fund's investment adviser to the Board of Trustees.

INVESTMENT COMPANY SECURITIES AND EXCHANGE TRADED FUNDS. The Funds may invest in investment company securities, including exchange traded funds ("ETFs"). Such investments are subject to limitations prescribed by the 1940 Act. These limitations currently provide, in part, that a Fund may not purchase shares of an investment company if (a) such a purchase would cause a Fund to own in the aggregate more than 3% of the total outstanding voting stock of the investment company or (b) such a purchase would cause a Fund to have more than 5% of its total assets invested in the investment company or (c) more than 10% of a Fund's total assets would be invested in investment companies. As a shareholder in an investment company, the Fund would bear its pro rata portion of the investment company's expenses, including advisory fees, in addition to its own expenses. Each Fund's investment in a Series is excepted from these limitations. Although the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including ETFs, registered investment companies may be permitted to invest in certain ETFs beyond the limits set forth in Section 12(d)(1) provided such ETF is granted an exemptive order by the SEC subject to certain terms and conditions imposed by such exemptive order. It is possible that a Fund will enter into an agreement with an ETF pursuant to an exemptive order to allow the Fund to invest in such ETF beyond the Section 12(d)(1) limitations.

The Fund's investments of their assets in the corresponding Series pursuant to the master/feeder structure are excepted from these limitations.

OPTIONS ON SECURITIES AND SECURITIES INDICES. Each Fund may purchase call options on securities that the investment adviser intends to include in a Fund in order to fix the cost of a future purchase or attempt to enhance return by, for example, participating in an anticipated increase in the value of a security. The Funds may purchase put options to hedge against a decline in the market value of securities held in the Funds or in an attempt to enhance return. A Fund may write (sell) put and covered call options on securities in which they are authorized to invest. A Fund may also purchase put and call options, and write put and covered call options on U.S. securities indices. Stock index options serve to hedge against overall fluctuations in the securities markets rather than anticipated increases or decreases in the value of a particular security. Of the percentage of the assets of a Fund that are invested in equity (or related) securities, the Fund may not invest more than 10% of such assets in covered call options on securities and/or options on securities indices.

REPURCHASE AGREEMENTS. Each Fund may invest in repurchase agreements. A repurchase agreement is a transaction in which a Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to a bank or dealer at an agreed upon date and price reflecting a market rate of interest, unrelated to the coupon rate or the maturity of the purchased security. While it is not possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to a Fund if the other party to the repurchase agreement defaults), it is the policy of each Fund to limit repurchase transactions to primary dealers and banks whose creditworthiness has been reviewed and found satisfactory by the adviser. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of a Fund's investment limitations.

RESTRICTED SECURITIES. Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933 (the "1933 Act") or an exemption from registration. Each Fund is subject to investment limitations on the purchase of illiquid securities. Restricted securities, including securities eligible for re-sale pursuant to Rule 144A under the 1933 Act, that are determined to be liquid are not subject to this limitation. This determination is to be made by the investment adviser pursuant to guidelines adopted by the Board of Trustees. Under these guidelines, the investment adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such restricted securities, the investment adviser intends to purchase securities that are exempt from registration under Rule 144A.

SECURITIES LENDING. Each Fund may lend securities pursuant to agreements that require that the loans be continuously secured by collateral equal to 100% of the market value of the loaned securities. Such collateral consists of cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for a Fund exceeds one-third of the value of the Fund's total assets taken at fair market value. A Fund will earn interest on the investment of the cash collateral in U.S. Government securities. However, a Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities and even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the adviser to be of good standing and when, in the judgment of the adviser, the consideration that can be earned currently from such securities loans justifies the attendant risk. Either party upon reasonable notice to the other party may terminate any loan.

TEMPORARY DEFENSIVE POSITION. Each Fund may, without limit, invest in commercial paper and other money market instruments rated in one of the two highest rating categories by an NRSRO, in response to adverse market conditions, as a temporary defensive position. The result of this action may be that a Fund will be unable to achieve its investment objective.

PORTFOLIO TURNOVER. Portfolio turnover rates for the past 2 fiscal years were:

                                      12 MONTHS ENDED           12 MONTHS ENDED
                                          6/30/04                   6/30/03
                                          -------                   -------
Large Cap Growth                                                      51%
Mid Cap                                                              N/A
Small Cap Growth                                                      86%*
*not annualized

                             INVESTMENT LIMITATIONS

Each Fund and each Series have adopted the investment limitations set forth below. Limitations which are designated as fundamental policies may not be changed without the affirmative vote of the lesser of (i) 67% or more of the shares of a Fund present at a shareholders meeting if holders of more than 50% of the outstanding shares of a Fund are present in person or by proxy or (ii) more than 50% of the outstanding shares of a Fund. If any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of a Fund's assets or redemptions of shares will not be considered a violation of the limitation.

No Fund will as a matter of fundamental policy:

      1. purchase the securities of any one issuer, if as a result, more than 5% of a Fund's total assets would be invested in the securities of such issuer, or a Fund would own or hold 10% or more of the outstanding voting securities of that issuer, provided that (1) a Fund may invest up to 25% of its total assets without regard to these limitations; (2) these limitations do not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and (3) repurchase agreements fully collateralized by U.S. Government obligations will be treated as U.S. Government obligations;

      2. purchase securities of any issuer if, as a result, more than 25% of a Fund's total assets would be invested in the securities of one or more issuers having their principal business activities in the same industry, provided, that this limitation does not apply to debt obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

      3. borrow money, provided that a Fund may borrow money for temporary or emergency purposes (not for leveraging or investments), and then in an aggregate amount not in excess of 10% of a Fund's total assets;

      4. make loans to other persons, except by (1) purchasing debt securities in accordance with its investment objective, policies and limitations; (2) entering into repurchase agreements; or (3) engaging in securities loan transactions;

      5. underwrite any issue of securities, except to the extent that a Fund may be considered to be acting as underwriter in connection with the disposition of any portfolio security;

      6. purchase or sell real estate, provided that a Fund may invest in obligations secured by real estate or interests therein or obligations issued by companies that invest in real estate or interests therein, including real estate investment trusts;

      7. purchase or sell physical commodities, provided that a Fund may invest in, purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other derivative financial instruments; or

      8.    issue senior securities, except to the extent permitted by the 1940
            Act.

The investment limitations described above do not prohibit a Fund from investing all or substantially all of its assets in the shares of another registered open-end investment company similar to the Series.

The following non-fundamental policies apply to each Fund and may be changed by the Board of Trustees without shareholder approval. No Fund will:

      1.    make short sales of securities except short sales against the box;

      2. purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities; provided that a Fund may make initial and variation deposits in connection with permitted transactions in options or future; or

      3. purchase additional portfolio securities if its outstanding borrowings exceed 5% of the value of its total assets.

                              TRUSTEES AND OFFICERS

The Board of Trustees provides oversight of the management, activities and affairs of the Trust and has approved contracts with various financial organizations to provide the day-to-day management of the Series. The Board of Trustees is responsible for protecting the interests of shareholders. The following tables present certain information regarding the Board of Trustees and officers of the Trust. All persons named as Trustees and officers also serve in a similar capacity for WT Investment Trust I (the "Master Trust"). Each person listed under "Interested Trustees" below is an "interested person" of the Series' investment advisers, the Trust or the Master Trust, within the meaning of the 1940 Act. Each person who is not an "interested person" of the Series' investment advisers, the Trust or the Master Trust within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below. For purposes of the information below, "Fund Complex" refers to the Trust and the Master Trust, collectively. The address of each Trustee as it relates to the Trust's business is 1100 North Market Street, Wilmington, DE 19890.

                               INTERESTED TRUSTEES

                                                                                           NUMBER OF
                                                                                         PORTFOLIOS IN
                                                                        PRINCIPAL            FUND             OTHER
                                  POSITION(S)    TERM OF OFFICE       OCCUPATION(S)         COMPLEX       DIRECTORSHIPS
                                  HELD WITH      AND LENGTH OF       DURING PAST FIVE     OVERSEEN BY        HELD BY
NAME, ADDRESS AND DATE OF BIRTH     TRUST         TIME SERVED             YEARS             TRUSTEE          TRUSTEE
-----------------------------------------------------------------------------------------------------------------------
ROBERT J. CHRISTIAN(1)            Trustee,       Shall serve         Executive Vice      58               Wilmington
Date of Birth: 2/49               Chief          until death,        President and                        Low
                                  Executive      resignation or      Chief Investment                     Volatility
                                  Officer,       removal.            Officer of                           Fund of
                                  President      Trustee,            Wilmington                           Funds
                                  and            President and       Trust Company                        (closed-end
                                  Chairman       Chairman of         since February                       registered
                                  of the         the Board           1996; and                            investment
                                  Board          since October       President of                         company)
                                                 1998                Rodney Square
                                                                     Management
                                                                     Corporation
                                                                     since February
                                                                     1996

WILLIAM P. RICHARDS, JR.(2)       Trustee        Shall serve         Managing            58               None
Date of Birth:  11/36                            until death,        Director and
                                                 resignation or      Senior Portfolio
                                                 removal.            Manager,
                                                 Trustee since       Roxbury Capital
                                                 October 1999        Management
                                                                     LLC (registered
                                                                     investment
                                                                     adviser) since
                                                                     1998.

1 Mr. Christian is an "Interested Trustee" by reason of his position as Director of Rodney Square Management Corporation, an investment adviser to the Trust.

2 Mr. Richards is an "Interested Trustee" by reason of his position as Managing Director of Roxbury Capital Management LLC, an investment adviser to the Trust.

                              INDEPENDENT TRUSTEES

                                                                                  NUMBER OF
                                                                                PORTFOLIOS IN
                             POSITION       TERM OF           PRINCIPAL             FUND            OTHER
                             (S) HELD      OFFICE AND       OCCUPATION(S)          COMPLEX      DIRECTORSHIPS
NAME, ADDRESS AND DATE OF      WITH        LENGTH OF         DURING PAST         OVERSEEN BY        HELD BY
          BIRTH               TRUST       TIME SERVED         FIVE YEARS           TRUSTEE         TRUSTEE
--------------------------------------------------------------------------------------------------------------
ROBERT ARNOLD                Trustee     Shall serve       Founder and co-      58              None
Date of Birth: 3/44                      until death,      manages, R. H.
                                         resignation or    Arnold & Co.,
                                         removal;          Inc. (investment
                                         Trustee since     banking
                                         May 1997          company) since
                                                           1989

DR. ERIC BRUCKER             Trustee     Shall serve       Dean, School of      58              Wilmington
Date of Birth: 12/41                     until death,      Business                             Low Volatility
                                         resignation or    Administration                       Fund of Funds
                                         removal;          of Widener                           (closed-end
                                         Trustee since     University since                     registered
                                         October 1999      July 2001; and                       investment
                                                           prior to that,                       company)
                                                           Dean, College of
                                                           Business, Public
                                                           Policy and
                                                           Health at the
                                                           University of
                                                           Maine from
                                                           September 1998
                                                           to June 2001

NICHOLAS GIORDANO            Trustee     Shall serve       Consultant,          58              Kalmar Pooled
Date of Birth: 3/43                      until death,      financial                            Investment
                                         resignation or    services                             Trust;
                                         removal;          organizations                        Independence
                                         Trustee since     from 1997 to                         Blue Cross;
                                         October 1998      present; and                         Selas
                                                           Interim                              Corporation of
                                                           President,                           America
                                                           LaSalle                              (industrial
                                                           University from                      furnaces and
                                                           1998 to 1999                         ovens); and
                                                                                                Wilmington
                                                                                                Low Volatility
                                                                                                Fund of Funds
                                                                                                (closed-end
                                                                                                registered
                                                                                                investment
                                                                                                company)

                              INDEPENDENT TRUSTEES

                                                                                  NUMBER OF
                                                                                PORTFOLIOS IN
                             POSITION       TERM OF           PRINCIPAL             FUND            OTHER
                             (S) HELD      OFFICE AND       OCCUPATION(S)          COMPLEX      DIRECTORSHIPS
NAME, ADDRESS AND DATE OF      WITH        LENGTH OF         DURING PAST         OVERSEEN BY        HELD BY
         BIRTH                TRUST       TIME SERVED         FIVE YEARS           TRUSTEE         TRUSTEE
--------------------------------------------------------------------------------------------------------------
LOUIS KLEIN, JR.             Trustee     Shall serve       Self-employed        58              WHX
Date of Birth: 5/35                      until death,      financial                            Corporation
                                         resignation or    consultant since                     (industrial
                                         removal;          1991                                 manufacturer)
                                         Trustee since
                                         October 1999

CLEMENT C. MOORE, II         Trustee     Shall serve       Managing             58              None
Date of Birth: 9/44                      until death,      Partner,
                                         resignation or    Mariemont
                                         removal;          Holdings, LLC,
                                         Trustee since     (real estate
                                         October 1999      holding and
                                                           development
                                                           company) since
                                                           1980

JOHN J. QUINDLEN             Trustee     Shall serve       Retired since        58              None
Date of Birth: 5/32                      until death,      1993
                                         resignation or
                                         removal;
                                         Trustee since
                                         October 1999

MARK A. SARGENT              Trustee     Shall serve       Dean and             58              Wilmington
Date of Birth: 4/51                      until death,      Professor of                         Low Volatility
                                         resignation or    Law, Villanova                       Fund of Funds
                                         removal;          University                           (closed-end
                                         Trustee since     School of Law                        registered
                                         November          since July 1997                      investment
                                         2001                                                   company)

As of the date of this SAI, none of the Independent Trustees nor any of their immediate family members (i.e. spouse or dependent children) serves as an officer or director or is an employee of, the Trust, the Master Trust, or any of the Series' investment advisers, sub-advisers or distributor, or any of their respective affiliates. Nor do any of such persons serve as an officer or director or is an employee of any company controlled by or under common control with such entities.

                               EXECUTIVE OFFICERS

                                                                                         NUMBER OF
                                                                                         PORTFOLIOS
                                                  TERM OF              PRINCIPAL          IN FUND
                             POSITION(S)        OFFICE AND           OCCUPATION(S)        COMPLEX          OTHER
NAME, ADDRESS AND DATE        HELD WITH          LENGTH OF         DURING PAST FIVE       OVERSEEN     DIRECTORSHIPS
       OF BIRTH                 TRUST           TIME SERVED             YEARS            BY TRUSTEE   HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------
ERIC K. CHEUNG               Vice President   Shall serve at    Vice President,          N/A          N/A
1100 North Market Street                      the pleasure of   Wilmington Trust
Wilmington, DE 19890                          the Board and     Company since 1986;
Date of Birth: 12/54                          until successor   and Vice President and
                                              is elected and    Director of Rodney
                                              qualified;        Square Management
                                              Officer since     Corporation since 2001
                                              October 1998

JOSEPH M. FAHEY, JR.         Vice President   Shall serve at    Vice President, Rodney   N/A          N/A
1100 North Market Street                      the pleasure of   Square Management
Wilmington, DE 19890                          the Board and     Corporation since 1992
Date of Birth: 1/57                           until successor
                                              is elected and
                                              qualified;
                                              Officer since
                                              November 1999

FRED FILOON                  Vice President   Shall serve at    Senior Vice President,   N/A          N/A
520 Madison Avenue                            the pleasure of   Cramer Rosenthal
New York, NY 10022                            the Board and     McGlynn LLC since 1989
Date of Birth: 3/42                           until successor
                                              is elected and
                                              qualified;
                                              Officer since
                                              August 2000

JOHN R. GILES                Chief            Shall serve at    Senior Vice President,   N/A          N/A
1100 North Market Street     Financial        the pleasure of   Wilmington Trust
Wilmington, DE 19890         Officer and      the Board and     Company since 1996
Date of Birth: 8/57          Vice President   until successor
                                              is elected and
                                              qualified;
                                              Officer since
                                              December 1999

                             Vice President   Shall serve at                             N/A          N/A
                             and Treasurer    the pleasure of
                                              the Board and
                                              until successor
                                              is selected and
                                              qualified;
                                              Officer since

                               EXECUTIVE OFFICERS

                                                                                         NUMBER OF
                                                                                         PORTFOLIOS
                                                  TERM OF              PRINCIPAL          IN FUND
                             POSITION(S)        OFFICE AND           OCCUPATION(S)        COMPLEX          OTHER
NAME, ADDRESS AND DATE        HELD WITH          LENGTH OF         DURING PAST FIVE       OVERSEEN     DIRECTORSHIPS
       OF BIRTH                 TRUST           TIME SERVED             YEARS            BY TRUSTEE   HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------
LEAH M. ANDERSON             Secretary        Shall serve at    Officer, Wilmington      N/A          N/A
1100 North Market Street                      the pleasure of   Trust Company since
Wilmington, DE 19890                          the Board and     1998; and Officer,
Date of Birth:  8/65                          until successor   Rodney Square
                                              is elected and    Management Corporation
                                              qualified;        since 1992
                                              Officer since
                                              October 2002

RESPONSIBILITIES OF THE BOARD AND COMMITTEES

BOARD. The primary responsibility of the Board is to represent the interests of the shareholders of the Funds and to provide oversight management of the Funds. Currently, the Board is comprised of nine individuals, two of whom are considered Interested Trustees. The remaining Trustees are Independent Trustees. The Board meets multiple times during the year (but at least quarterly) to review the investment performance of the Funds and other operational matters, including policies and procedures with respect to compliance with regulatory and other requirements. The Board met five times during the fiscal year ended June 30, 2004. Currently, the Board has an Audit Committee, a Nominating and Governance Committee and a Regulatory Oversight Committee. The responsibilities of each committee and its members are described below.

AUDIT COMMITTEE. The Board has an Audit Committee comprised of Messrs. Giordano, Klein and Quindlen, each an Independent Trustee. Mr. Giordano serves as the chairman of the Committee. Pursuant to its charter, the Audit Committee has the responsibility, among others, to (1) select the Trust's independent auditors;
(2) review and approve the scope of the independent auditors' audit activity;
(3) review the financial statements which are the subject of the independent auditors' certifications; and (4) review with such independent auditors the adequacy of the Trust's basic accounting system and the effectiveness of the Trust's internal accounting controls. During the fiscal year ended June 30, 2004, there were four meetings of the Audit Committee.

NOMINATING AND GOVERNANCE COMMITTEE. The Board has a Nominating and Governance Committee comprised of Messrs. Giordano, Quindlen and Sargent, each an Independent Trustee. Mr. Sargent serves as chairman of the Committee. The Committee is responsible for formulating a statement of corporate governance; assessing the size, structure and composition of the Board; determining trustee qualifications guidelines as well as compensation, insurance and indemnification of trustees; identifying Trustee candidates; oversight of Board self-evaluations; and identifying, from time to time, qualified candidates to serve as the Chief Compliance Officer for the Trust. During the fiscal year ended June 30, 2004, there was one meeting of the Committee. The Committee will consider nominee candidates recommended by shareholders. Shareholders who wish to recommend individuals for consideration by the Committee as nominee candidates may do so by submitting a written recommendation to the Secretary of the Trust at: 1100 North Market Street, 9th Floor, Wilmington, DE 19890. Submissions must include sufficient biographical information concerning the recommended individual, including age, at least ten years of employment history with employer names and a description of the employer's business, and a list of board memberships (if any). The submission must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected. Recommendations must be received in a sufficient time, as determined by the Committee in its sole discretion, prior to the date proposed for the consideration of nominee candidates by the Board. Upon the written request of shareholders holding at least 10% of the Trust's shares in the aggregate, the Secretary shall present to any special meeting of shareholders such nominees for election as Trustees as specified in such written request.

REGULATORY OVERSIGHT COMMITTEE. The Board has a Regulatory Oversight Committee comprised of Messrs. Arnold, Brucker, Moore and Sargent, each an Independent Trustee. Mr. Moore serves as the chairman of the committee. The Regulatory Oversight Committee monitors regulatory developments in the mutual fund industry and focuses on various regulatory aspects of the operation of the Trust. The Committee also performs such other tasks as the Board deems necessary. During the fiscal year ended June 30, 2004, there were four meetings of the Regulatory Oversight Committee.

SECURITY AND OTHER INTERESTS. The following table sets forth the dollar range of equity securities beneficially owned by each Trustee in each Fund and in all registered investment companies overseen by the Trustee within the Trust's family of investment companies, as of December 31, 2003.

                                                                                           AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                       SECURITIES IN ALL REGISTERED INVESTMENT
                                                   DOLLAR RANGE OF EQUITY SECURITIES     COMPANIES OVERSEEN BY TRUSTEE WITHIN
          NAME OF TRUSTEE                                    IN EACH FUND                 THE FAMILY OF INVESTMENT COMPANIES
------------------------------------------------------------------------------------------------------------------------------
                                                INTERESTED TRUSTEES

ROBERT J. CHRISTIAN                                                                    Over $100,000

WILLIAM P. RICHARDS                               None                                 None

                                                 INDEPENDENT TRUSTEES

ROBERT H. ARNOLD                                  None                                 $10,001-$50,000

DR. ERIC BRUCKER                                  None                                 $10,001-$50,000

NICHOLAS A. GIORDANO                              None                                 $10,001-$50,000

LOUIS KLEIN, JR.                                  None                                 Over $100,000

CLEMENT C. MOORE, II                              None                                 Over $100,000

JOHN J. QUINDLEN                                  None                                 Over $100,000

MARK A. SARGENT                                   None                                 $10,001-$50,000

As of December 31, 2003, none of the Independent Trustees or their respective immediate family members (spouse or dependent children) owned beneficially or of record an interest in any of the Master Trust's investment advisers or the Distributor, or in any person directly or indirectly controlling, controlled by, or under common control with such entities.

INVESTMENT ADVISORY AGREEMENT APPROVAL. Each Fund's assets are invested in a corresponding series of the Master Trust that has the same investment objective, strategies and limitations as the investing Fund. Since each Fund operates as a "feeder fund" in a master/feeder structure with the Series, a Fund does not have an investment adviser that directly manages its assets. Each Fund receives investment advisory services indirectly from the investment adviser of its corresponding Series. The Master Trust has retained Roxbury Capital Management, LLC ("Roxbury") to manage the assets of the Series.

Roxbury has been retained pursuant to an investment advisory agreement (the "Investment Advisory Agreement") which has been approved by the Board of Trustees of the Master Trust, including the Independent Trustees. The Investment Advisory Agreement has an initial term of two years and continues in effect from year to year thereafter if such continuance is specifically approved at least annually by the Master Trust's Board of Trustees or by a majority of the outstanding voting securities of the Series, and in either event, by a majority of the Independent Trustees of the Master Trust casting votes in person at a meeting called for such purpose.

The Board's decision to approve the Investment Advisory Agreement reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the Investment Advisory Agreement, the Board considered many factors, including: (1) the investment objective and long-term performance of each Series and each Fund; (2) Roxbury's management philosophy, personnel and processes; (3) the expectations of shareholders; (4) the state of competition in the mutual fund industry; (5) comparable fees in the mutual fund industry; (6) the range and quality of services provided to each Series and each Fund and its shareholders in addition to investment advisory services; and (7) each Fund's relationship to other funds in the Fund Complex.

In assessing Roxbury's performance of its obligations, the Board also considered whether there has occurred a circumstance or event that would constitute a reason for it to not renew or approve the Investment Advisory Agreement. In this regard, the Board is mindful of the potential disruption to the operations of the Funds and the Series and the risks or other effects that could occur as a result of a decision to terminate or not renew or approve the Investment Advisory Agreement. In particular, the Board recognized that most shareholders have invested in the Funds on the strength of Roxbury's reputation and in the expectation that Roxbury will have a continuing role in providing advisory services to each Fund.

The Board also considered the compensation and benefits received by Roxbury. This includes fees received for services provided to a Series by Roxbury or its affiliates and research services received by Roxbury from brokers that execute trades for each Series, as well as advisory fees. The Board was aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an investment adviser's compensation: (1) the nature and quality of the services provided by the investment adviser, including the performance of the Series; (2) the investment adviser's cost of providing the services; (3) the extent to which the investment adviser may realize "economies of scale" as the Fund grows larger;
(4) any indirect benefits that may accrue to the adviser and its affiliates as a result of the investment adviser's relationship with the Trust and the Master Trust; (5) performance and expenses of comparable funds; and (6) the extent to which the Independent Trustees are fully informed about the facts bearing on the investment adviser's services and fees. The Board was aware of these factors and took them into account in its review of the Investment Advisory Agreement.

The Board considered these circumstances in light of its accumulated experience in governing the Trust and the Master Trust and working with the investment adviser on matters relating to the Trust and the Master Trust, and was assisted by the advice of legal counsel. In this regard, the Board received a significant amount of information about each Series, each Fund and Roxbury on an ongoing basis. Roxbury provides information at each regular meeting of the Board, and furnishes additional reports in connection with the Board's formal review of the Investment Advisory Agreement. Thus, the Board's evaluation of the Investment Advisory Agreement is informed by reports concerning such matters as: (1) Roxbury's investment philosophy, personnel and processes; (2) each Series' short-term and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor funds), and commentary on the reasons for a Series' performance; (3) each Fund's expenses (including the advisory fee itself and the overall expense structure of a Fund, both in absolute terms and relative to competing funds, with due regard for contractual or voluntary expense limitations); (4) the use and allocation of brokerage commissions derived from trading the Series' portfolio securities; the nature and extent of advisory and other services provided to a Series Roxbury and its affiliates; (6) compliance and audit reports concerning the Funds and the companies that service them; and (7) relevant developments in the mutual fund industry. The Board also considered the relationship of each Fund to the other funds in the Fund Complex, the interdependence resulting from shareholders' asset allocation processes and the exchange privileges between funds in the Fund Complex.

Not all of the factors and considerations identified above are relevant to each Series, nor does the Board consider any one of them to be determinative. The Board based its decision to approve the Investment Advisory Agreement on all the relevant factors in light of its reasonable business judgment, and with a view to past and future long-term considerations.

The Investment Advisory Agreement may be terminated by the Master Trust or Roxbury on 60 days' written notice without penalty. The Investment Advisory Agreement will also terminate automatically in the event of its assignment, as defined in the 1940 Act.

Additional information regarding the Investment Advisory Agreement and the fees paid to Roxbury may be found under the heading "Investment Advisory and Other Services" in this SAI.

COMPENSATION. The fees and expenses of the Independent Trustees are paid by the Trust. The following table shows the fees paid during the fiscal year ended June 30, 2004 to the Independent Trustees for their service to the Trust and the total compensation paid to the Trustees by the Fund Complex. In additional to the fees below, the Funds and the Trust reimburse the Independent Trustees for their related business expenses.

                                      AGGREGATE          PENSION OR RETIREMENT       ESTIMATED ANNUAL      TOTAL COMPENSATION
                                  COMPENSATION FROM    BENEFITS ACCRUED AS PART       BENEFITS UPON        FROM FUND COMPLEX
      INDEPENDENT TRUSTEE             THE TRUST            OF TRUST EXPENSES            RETIREMENT          PAID TO TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------
Robert H. Arnold                       $37,125                   None                      None                $49,500(1)

Dr. Eric Brucker                       $37,125                   None                      None                $49,500(2)

Nicholas A. Giordano                   $37,125                   None                      None                $49,500(2)

Louis Klein, Jr.                       $37,125                   None                      None                $49,500(1)

Clement C. Moore, II                   $36,000                   None                      None                $48,000(1)

John J. Quindlen                       $37,125                   None                      None                $49,500(1)

Mark A. Sargent                        $37,125                   None                      None                $49,500(2)

(1)   Includes compensation from one other investment company in the Fund
      Complex.

(2)   Includes compensation from two other investment companies in the Fund
      Complex.

                                 CODE OF ETHICS

In accordance with Rule 17j-1 of the 1940 Act, the Trust, the Master Trust, the investment adviser to the Series and the Distributor has adopted Codes of Ethics. The Codes are intended to prohibit or restrict transactions that may be deemed to create a conflict of interest among the investment adviser, the Distributor, the Master Trust or the Trust. Each Code identifies the specific employees, officers or other persons who are subject thereto and all are required to abide by the provisions thereunder. Persons covered under the Codes may engage in personal trading for their own accounts, including securities that may also be purchased or held or traded by a Series under certain circumstances.

Under the Code of Ethics adopted by the Master Trust and the Trust, personal trading is subject to specific restrictions, limitations, guidelines and other conditions. Under the individual Codes of Ethics adopted by Roxbury, personal trading is subject to pre-clearance and other conditions set forth in its Code.

On an annual basis or whenever deemed necessary, the Board of Trustees reviews reports regarding the Codes of Ethics relative to the Master Trust and the Trust, including information about any material violations of the Codes. The Codes are publicly available as exhibits to the Fund's registration statement filed with the SEC.

PROXY VOTING. The Board of Trustees' has adopted proxy voting procedures, and thereunder delegated the responsibility for exercising the voting rights associated with the securities purchased and/or held by a Series to Roxbury, subject to the Board's continuing oversight. In exercising its voting obligations, Roxbury is guided by general fiduciary principles. It must act prudently, solely in the interest of the Series, and for the purpose of providing benefits to such Series. Roxbury will consider the factors that could affect the value of the Series' investment in its determination on a vote.

Roxbury has identified certain significant contributors to shareholder value with respect to a number of common or routine matters that are often the subject of proxy solicitations for shareholder meetings. Roxbury's proxy voting procedures address these considerations and establish a framework for its consideration of a vote that would be appropriate for a Series. In particular, the proxy voting procedures outline principles and factors to be considered in the exercise of voting authority for proposals addressing many common or routine matters.

Finally, Roxbury's proxy voting procedures establish a protocol for voting of proxies in cases in which it may have a potential conflict of interest arising from, among other things, a direct business relationship or financial interest in a company soliciting proxies. In such instances, Roxbury will submit a separate report to the Board of Trustees indicating the nature of the potential conflict of interest and how the determination of such vote was achieved. Roxbury's proxy voting policies and procedures are attached herewith as Appendix C.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Persons or organizations beneficially owning 25% or more of the outstanding shares of a Fund are presumed to "control" a Fund. As a result, those persons or organizations could have the ability to take action with respect to a Fund without the consent or approval of other shareholders. As of _____________] officers and Trustees of the Fund owned individually and together less than 1% of any Fund's outstanding shares. As of _________________, the name, address and percentage ownership of each entity that owned of record or beneficially 5% or more of the outstanding shares of any class of a Fund were as follows:

LARGE CAP GROWTH FUND (INSTITUTIONAL SHARES)

Wilmington Trust Company                                        20.36%
For Wilmington Trust Company Pension Trust
c/o Mutual Funds
P.O. Box 8882
Wilmington, DE 19899

Wilmington Trust Company                                         8.61%
FBO University of Virginia
c/o Mutual Funds
P.O. Box 8882
Wilmington, DE 19899

Delaware Charter Guarantee & FBO Principal                      25.67%
P.O. Box 8704
Wilmington, DE 19899

SMALL CAP GROWTH FUND (INSTITUTIONAL SHARES)

Saxon & Co                                                      12.15%
FBO 35-35-400-3891345

P.O. Box 7780-1888
Philadelphia, PA 19182

John D Gray Trustee U/A Dated 9/25/2002                         11.05%
John D Gray Grantor Trust
6135 SW Riverpoint Lane
Portland, OR 97239

Wilmington Trust FSB                                             5.28%
For the Anthony & Gay Browne Rev Trust
c/o Mutual Funds
P.O. Box 8882
Wilmington, DE 19899

MID CAP FUND (CLASS A)

Wilmington Trust FSB                                            28.34%
Judith West Edelman
C/O Mutual Funds
P.O. Box 888
Wilmington, DE 19899

Wilmington Trust FSB (FL)                                       12.06%
FBO John C Houlsby
C/O Mutual Funds
P.O. Box 8882
Wilmington, DE 19899

Wilmington Trust Company                                        18.37%
FBO Justine Maccarone
C/O Mutual Funds
P.O. Box 8882
Wilmington, DE 19899

                     INVESTMENT ADVISORY AND OTHER SERVICES

                           ROXBURY CAPITAL MANAGEMENT

Roxbury Capital Management, LLC, 100 Wilshire Boulevard, Suite 1000, Santa Monica, California 90401, serves as the investment adviser to the WT Large Cap Growth Series, Mid Cap Series and the Small Cap Growth Series. Roxbury provides investment advisory services to mutual funds and other institutional accounts, including corporations, union and pension accounts, foundations, and endowments as well as to individuals. Roxbury is registered as an investment adviser with the SEC. Wilmington Trust Corporation has a controlling interest in Roxbury. Several affiliates of Roxbury are also engaged in the investment advisory business. Wilmington Trust FSB, a wholly owned subsidiary of Wilmington Trust Corporation, is a registered investment adviser. In addition, Wilmington Brokerage Services Company and Balentine & Company LLC, subsidiaries of Wilmington Trust, are registered investment advisers and broker-dealers. Cramer Rosenthal McGlynn, LLC ("CRM") is a registered investment adviser. Wilmington Trust Corporation has a controlling interest in CRM.

Under the Investment Advisory Agreement, the WT Large Cap Growth Series pays a monthly advisory fee to Roxbury at the annual rate of 0.55% of the Series' first $1 billion of average daily net assets; 0.50% of the Series next $1 billion of average daily net assets; and 0.45% of the Series' average daily net assets. The Small Cap Growth Series pays a monthly advisory fee to Roxbury at the annual rate of 1.00% of the Series' first $1 billion of average daily net assets; 0.95% for the Series' next billion of average daily net assets; and 0.90% of the Series' average daily net assets over $2 billion. The Mid Cap Series pays a monthly advisory fee to Roxbury at the annual rate of 0.75% of the Series' first $1 billion of average daily net assets; 0.70% of the Series' next billion of average daily net assets; and 0.65% of the Series' average daily net assets over $2 billion. For the past three fiscal years, Roxbury received the following fees:

                                                   12 MONTHS ENDED              12 MONTHS ENDED             12 MONTHS ENDED
                                                       6/30/04                      6/30/03                     6/30/02
---------------------------------------------------------------------------------------------------------------------------
WT Large Cap Growth Series                                                         $314,850                    $628,823
Mid Cap Series                                                                     $  3,641                    $  1,636
Small Cap Growth Series                                                            $ 13,345                         N/A

Roxbury has contractually agreed to waive a portion of its advisory fee or reimburse expenses to the extent total operating expenses to the extent total operating expenses exceed 1.75% with respect to the Institutional Shares of the Roxbury Small Cap Growth Fund, 2.00% with respect to the Investor Shares of the Roxbury Small Cap Growth Fund 1.80% with respect to the Investor Shares. Unless the Board of Trustees approves its earlier termination, the undertaking with respect to the Roxbury Small Cap Fund will remain in place until January 1, 2006. For the past three fiscal years, Roxbury waived and reimbursed the following fees: [MAY NEED TO BE CHANGED IF CHANGES APPROVED]

                                                  12 MONTHS ENDED              12 MONTHS ENDED             12 MONTHS ENDED
                                                      6/30/04                      6/30/03                     6/30/02
--------------------------------------------------------------------------------------------------------------------------
Mid Cap Series                                                                    $125,011                     $83,097
Small Cap Growth Series                                                           $  19134                         N/A
   Roxbury Small Cap Growth Fund                                                  $ 52,608                         N/A

ADVISORY SERVICES. Under the terms of the Investment Advisory Agreement, Roxbury agrees to: (a) direct the investments of each Series, subject to and in accordance with the Series' investment objective, policies and limitations set forth in the Prospectus and this SAI; (b) purchase and sell for each Series, securities and other investments consistent with the Series' objectives and policies; (c) supply office facilities, equipment and personnel necessary for servicing the investments of the Series; (d) pay the salaries of all personnel of the Series and Roxbury performing services relating to research, statistical and investment activities on behalf of the Series; (e) make available and provide such information as the Series and/or its administrator may reasonably request for use in the preparation of its registration statement, reports and other documents required by any applicable federal, foreign or state statutes or regulations; (f) make its officers and employees available to the Trustees and officers of the Funds for consultation and discussion regarding the management of each Series and its investment activities. Additionally, Roxbury agrees to create and maintain all necessary records in accordance with all applicable laws, rules and regulations pertaining to the various functions performed by it and not otherwise created and maintained by another party pursuant to a contract with a Series. The Master Trust and/or Roxbury may at any time or times, upon approval by the Board of Trustees, enter into one or more sub-advisory agreements with a sub-adviser pursuant to which the adviser delegates any or all of its duties as listed.

The Investment Advisory Agreement provides that Roxbury shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Series in connection with the matters to which the agreement relates, except to the extent of a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its obligations and duties under the agreement. The salaries of any officers and the Interested Trustees of the Trust and the Master Trust who are affiliated with Roxbury and the salaries of all personnel of Roxbury performing services for each Series relating to research, statistical and investment activities are paid by Roxbury. Each Fund pays its respective pro rata portion of the advisory fee payable by its corresponding Series.

                     ADMINISTRATION AND ACCOUNTING SERVICES

Pursuant to an Administration and Accounting Services Agreement ______________, PFPC Inc., performs certain administrative and accounting services for the Funds and the Series such as preparing shareholder reports, providing statistical and research data, assisting Roxbury and other investment advisers of the Master Trust in compliance monitoring activities, and preparing and filing federal and state tax returns on behalf of the Funds. In addition, PFPC prepares and files certain reports with the appropriate regulatory agencies and prepares certain materials required by the SEC or any state securities commission having jurisdiction over the Funds. The accounting services performed by PFPC include determining the net asset value per share of each Fund and maintaining records relating to the securities transactions of the Fund. For its services, the Funds pays PFPC a fee of 0.09% of their average daily net assets up to $1 billion; 0.07% of the next $500 million of average daily net assets; 0.05% of the next $500 million of average daily net assets; and 0.03% of their average daily net assets that are greater than $2 billion. Prior to ______________, RSMC provided administrative and accounting services to the Trust and its portfolios and PFPC provided administrative and accounting services as a sub-administrator. Accordingly, PFPC received administrative and fees, whether as administrator or sub-administrator of ____________, __________________, and ________________, for
fiscal years ended June 30, 2004, 2003 and 2002, respectively.

                          ADDITIONAL SERVICE PROVIDERS

INDEPENDENT AUDITORS. _________________3, serves as the independent auditor to the Trust and the Master Trust providing services which include (1) auditing the annual financial statements for the Funds, (2) assistance and consultation in connection with SEC filings and (3) review of the annual federal income tax returns filed on behalf of each Fund.

LEGAL COUNSEL. Pepper Hamilton LLP, 3000 Two Logan Square, 18th and Arch Streets, Philadelphia, PA 19103, serves as counsel to the Fund and WT Investment Trust I.

CUSTODIAN. Wilmington Trust Company, 1100 North Market Street, Wilmington DE 19890, serves as the Custodian. The Custodian's services include, in addition to the custody of all cash and securities owned by the Trust and the Master Trust, the maintenance of custody accounts in the Custodian's trust department, the segregation of all certificated securities owned by the Trust and the Master Trust, the appointment of authorized agents as sub-custodians, disbursement of funds from the custody accounts of the Trust and Master Trust, releasing and delivering securities from the custody accounts of the Trust and Master Trust, maintaining records with respect to such custody accounts, delivering to the Trust and Master Trust a daily and monthly statement with respect to such custody accounts, and causing proxies to be executed. Wilmington Trust Company receives a fee for its services based on the average daily net assets of the Trust and has appointed PFPC Trust Company as Sub-Custodian of the Trust and Master Trust.

TRANSFER AGENT. PFPC Inc., 760 Moore Road, King of Prussia, Pennsylvania 19406, serves as the Transfer Agent and Dividend Paying Agent.

                   DISTRIBUTION OF SHARES AND RULE 12B-1 PLAN

The Distributor is currently located at 760 Moore Road, King of Prussia, PA 19406. The Distributor serves as the underwriter of the Funds' shares pursuant to a Distribution Agreement with the Trust. Pursuant to the terms of the Distribution Agreement, the Distributor is granted the right to sell the shares of the Funds as agent for the Trust. Shares of the Funds are offered continuously.

Under the terms of the Distribution Agreement, the Distributor agrees to use efforts deemed appropriate by the Distributor to solicit orders for the sale of shares of the Funds and will undertake such advertising and promotions as it believes reasonable in connection with such solicitation. To the extent that the Distributor receives fees under the Funds' Plans of Distribution, including the Roxbury Large Cap Growth Fund and Roxbury Small Cap Growth Fund's Investor Shares Distribution Plan (the "Investor Shares Plan") and the Roxbury Mid Cap Fund's Class B Shares and Class C Shares Amended and Restated Distribution Plans

(the "B Shares Plan" and "C Shares Plan," respectively), each as adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, the "12b-1 Plans"), the Distributor will furnish or enter into arrangement with others for the furnishing of marketing or sales services with respect to the shares of the Funds as may be required pursuant to such plans. Moreover, to the extent that the Distributor receives shareholders service fees under any shareholder services plan adopted by the Funds, the Distributor will furnish or enter into arrangements with others for the furnishing of personal or account maintenance services with respect to the relevant shareholders of the Funds as may be required pursuant to such plan. The Distributor receives no underwriting commissions or Rule 12b-1 fees in connection with the sale of the Roxbury Large Cap Growth Fund and Roxbury Small Cap Growth Fund's Institutional Shares or the Roxbury Mid Cap Fund's Class A Shares.

The Distribution Agreement became effective as of January 1, 2004 and continues in effect for a period of two years. Thereafter, the agreement may continue in effect for successive annual periods provided such continuance is approved at least annually by a majority of the Trustees, including a majority of the Independent Trustees. The Distribution Agreement provides that the Distributor, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreements, will not be liable to the Funds or their shareholders for losses arising in connection with the sale of Fund shares.

The Distribution Agreement terminates automatically in the event of an assignment. The Distribution Agreement is also terminable without payment of any penalty with respect to any Fund (i) (by vote of a majority of the Trustees of the Trust who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of any Rule 12b-1 Plan of the Funds or any agreements related to a 12b-1 Plan, or by vote of a majority of the outstanding voting securities of the applicable Fund) on sixty (60) days' written notice to the Distributor; or (ii) by the Distributor on sixty (60) days' written notice to the Fund.

The Distributor will be compensated for distribution services according to the 12b-1 Plans, regardless of the Distributor's expenses. The 12b-1 Plans provide that the Distributor will be paid for distribution activities such as public relations services, telephone services, sales presentations, media charges, preparation, printing and mailing advertising and sales literature, data processing necessary to support a distribution effort and printing and mailing of prospectuses to prospective shareholders. Additionally, the Distributor may pay certain financial institutions such as banks or broker-dealers who have entered into servicing agreements with the Distributor and other financial institutions for distribution and shareholder servicing activities.

The Investor Shares Plan provides that payment shall be made for any month only to the extent that such payment does not exceed (i) 0.25% on an annualized basis of the Investor Shares of the Roxbury Large Cap Growth Fund and Roxbury Small Cap Growth Fund's average net assets; and (ii) limitations set from time to time by the Board of Trustees. The Class B Plan provides that monthly payments shall be made in the amount of 0.75% per annum of the Class B shares' average net assets as compensation for the Distributor's role in the distribution of the Roxbury Mid Cap Fund's Class B shares. The Class C Plan provides that monthly payments shall be made in the amount of 0.75% per annum of the average daily net assets to the Class C shares (or such lesser amount as may be established by a majority of the Board of Trustees, including a majority of the Independent Trustees) as compensation for the Distributor's role in the distribution of the Roxbury Mid Cap Fund's Class C shares.

For the fiscal year ended June 30, 2004, the Funds paid the Distributor 12b-1 fees in respect of broker-dealer compensation as follows:

                                        12b-1 Fee
                                        ---------
Roxbury Large Cap Growth Fund
Roxbury Small Cap Growth Fund

Under the 12b-1 Plans, if any payments made by the adviser out of its advisory fee, not to exceed the amount of that fee, to any third parties (including banks), including payments for shareholder servicing and transfer agent functions, were deemed to be indirect financing by the Funds of the distribution of their shares, such payments are authorized. The Series may execute portfolio transactions with and purchase securities issued by depository institutions that receive payments under the 12b-1 Plans. No preference for instruments issued by such depository institutions is shown in the selection of investments.

When purchasing the Roxbury Mid Cap Fund's Class A Shares, a sales charge will be incurred at the time of purchase (a "front-end load") based on the dollar amount of the purchase. The maximum initial sales charge is 5.50%, which is reduced for purchases of $50,000 and more. Sales charges also may be reduced by using the accumulation privilege described under "Sales Charge Reductions and Waiver" in the prospectus. Although purchases of $1,000,000 or more may not be subject to an initial sales charge, if the initial sales charge is waived, such purchases may be subject to a contingent deferred sales charge (CDSC) of 1.00% if the shares are redeemed within one year after purchase.

Part of the front-end sales charge is paid directly to the selling broker-dealer (the "dealer reallowance"). The remainder is retained by the Distributor and may be used either to promote the sale of the Roxbury Mid Cap Fund's shares or to compensate the Distributor for its efforts to sell the shares of the Roxbury Mid Cap Fund.

                                                                                                      Dealer Reallowance as a
                                              As a Percentage of         As a Percentage of           Percentage of Offering
           Your Investment                      Offering Price             Your Investment                     Price
-----------------------------------------------------------------------------------------------------------------------------
$50,000 and less                                    5.50%                       5.82%                          5.00%
$50,000 up to $150,000                              5.00%                       5.26%                          4.50%
$150,000 up to $250,000                             4.50%                       4.71%                          4.00%
$250,000 up to $500,000                             3.50%                       3.63%                          3.00%
$500,000 up to $1,000,000                           3.00%                       3.09%                          2.75%
Over $1,000,000                                     0.00%                       0.00%                          0.00%

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS. Roxbury places all portfolio transactions on behalf of each Series, selects broker-dealers for such transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. Debt securities purchased and sold by the Series are generally traded on the dealer market on a net basis (i.e., without commission) through dealers acting for their own account and not as brokers, or otherwise involve transactions directly with the issuer of the instrument. This means that a dealer (the securities firm or bank dealing with a Series) makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a spread. When securities are purchased in underwritten offerings, they include a fixed amount of compensation to the underwriter. When buying or selling securities, the Series may pay commissions to brokers who are affiliated with the investment adviser, a sub-adviser or the Series. During the fiscal years ended June 30, 2004, 2003 and 2002, each Series paid the following brokerage commissions:

                                                12 MONTHS ENDED    12 MONTHS ENDED    12 MONTHS ENDED
                                                    6/30/04            6/30/03            6/30/02
                                                    -------            -------            -------
Large Cap Growth Series                                                $107,660           $214,073
Mid Cap Series                                                         $  2,249           $  1,281
Small Cap Growth                                                       $ 32,811                N/A

[The variation in brokerage commissions paid by the ________ Series for the fiscal year ended June 30, 2004, as compared to the prior fiscal year, was due to a significant fluctuation in assets and a volatile market, which in effect resulted in an increase in transactions on which commissions were paid.]

BROKERAGE SELECTION. The primary objective of Roxbury in placing orders on behalf of the Series for the purchase and sale of securities is to obtain best execution at the most favorable prices through responsible brokers or dealers and, where the spread or commission rates are negotiable, at competitive rates. In selecting and monitoring a broker or dealer, Roxbury considers, among other things: (i) the price of the securities to be purchased or sold; (ii) the rate of the spread or commission; (iii) the size and difficulty of the order; (iv) the nature and character of the spread or commission for the securities to be purchased or sold; (v) the reliability, integrity, financial condition, general execution and operational capability of the broker or dealer; and (vi) the quality of any research or statistical services provided by the broker or dealer to the Series or to Roxbury.

Section 28(e) of the Securities Exchange Act of 1934 provides that an investment adviser, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e), an investment adviser is required to make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided viewed in terms of either that particular transaction or [the investment adviser's] overall responsibilities with respect to accounts as to which [it] exercises investment discretion." The services provided by the broker also must lawfully or appropriately assist the investment adviser in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, a Series may pay a higher broker commission than those available from another broker. Research services received from broker-dealers supplement an adviser's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information with respect to the performance, investment activities, and fees and expenses of other mutual funds.

Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communications of trade information, the providing of custody services, as well as the providing of equipment used to communicate research information and the providing of specialized consultations with an investment adviser's personnel with respect to computerized systems and data furnished to the investment adviser as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information. The outside research assistance is useful to an adviser since the broker-dealers used by the advisers tend to follow a broad universe of securities and the research provided by such broker-dealers may provide an adviser with a diverse perspective on financial markets. Research services provided to an adviser by broker-dealers are available for the benefit of all accounts managed or advised by such investment adviser or by its affiliates. An investment advisers cannot readily determine the extent to which spreads or commission rates or net prices charged by brokers or dealers reflect the value of their research, analysis, advice and similar services. During the fiscal year ended June 30, 2004, each Series directed transactions and paid brokerage commissions because of research services provided in the following amounts:

                                                                12 MONTHS ENDED 6/30/04
                                                    COMMISSIONS PAID            TRANSACTIONS DIRECTED
                                                    ----------------            ---------------------
Large Cap Growth Series                                  $______                        $______
Mid Cap Series                                           $______                        $______
Small Cap Growth Series                                  $______                        $______

ALLOCATION OF PORTFOLIO TRANSACTIONS. Some of Roxbury's other clients have investment objectives and programs similar to that of the Series. Occasionally, recommendations made to other clients may result in their purchasing or selling securities simultaneously with a Series. Consequently, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities. It is the policy of Roxbury not to favor one client over another in making recommendations or in placing orders. In the event of a simultaneous transaction, purchases or sales are averaged as to price, transaction costs are allocated between a Series and other clients participating in the transaction on a pro rata basis and purchases and sales are normally allocated between the Series and the other clients as to amount according to a formula determined prior to the execution of such transactions.

                       CAPITAL STOCK AND OTHER SECURITIES

The Trust issues five separate classes of shares. Each Fund offers Institutional and Investor Shares, except the Mid Cap Fund, which issues Institutional, Class A, Class B and Class C Shares. The shares of each Fund, when issued and paid for in accordance with the prospectus, will be fully paid and non-assessable shares, with equal voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature.

The separate classes of shares each represent interests in the same portfolio of investments, have the same rights and are identical in all respects, except that
(i) Investor Shares, Class B Shares and Class C Shares pay Rule 12b-1 distribution expenses (and have exclusive voting rights with respect to the Rule 12b-1 Plan pursuant to which the distribution fee may be paid). The net income attributable to Investor Shares, Class B Shares and Class C Shares and the dividends payable on such shares will be reduced by the amount of any shareholder service or Rule 12b-1 distribution fees; accordingly, the net asset value of the Investor Shares, Class B Shares and Class C Shares will be reduced by such amount to the extent the Funds have undistributed net income.

Shares of a Fund entitle holders to one vote per share and fractional votes for fractional shares held. Shares have non-cumulative voting rights, do not have preemptive or subscription rights and are transferable. Each Fund and class take separate votes on matters affecting only that Fund or class. For example, a change in the fundamental investment policies for a Fund would be voted upon only by shareholders of that Fund.

The Funds do not hold annual meetings of shareholders. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record owning not less than 10% of a Fund's outstanding shares.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE OF SHARES. Information regarding the purchase of shares is discussed in the "Purchase of Shares" section of the prospectus. Additional methods to purchase shares are as follows:

Individual Retirement Accounts: You may purchase shares of the Funds for a tax-deferred retirement plan such as an individual retirement account ("IRA"). To order an application for an IRA and a brochure describing a Fund IRA, call the transfer agent at (800) 336-9970. PFPC Trust Company, as custodian for each IRA account receives an annual fee of $10 per account, paid directly to PFPC Trust Company by the IRA shareholder. If the fee is not paid by the due date, the appropriate number of Fund shares owned by the IRA will be redeemed automatically as payment.

Automatic Investment Plan: You may purchase Fund shares through an Automatic Investment Plan ("AIP"). Under the AIP, the transfer agent, at regular intervals, will automatically debit your bank checking account in an amount of $50 or more (after the $1,000 [2,000 ?] minimum initial investment). You may elect to invest the specified amount monthly, bimonthly, quarterly, semiannually or annually. The purchase of Fund shares will be effected at their offering price at the close of regular trading on the New York Stock Exchange (the "Exchange") (currently 4:00 p.m., Eastern time), on or about the 20th day of the month. For an application for the Automatic Investment Plan, check the appropriate box of the application or call the transfer agent at (800) [336-9970].

Payroll Investment Plan: The Payroll Investment Plan ("PIP") permits you to make regularly scheduled purchases of Fund shares through payroll deductions. To open a PIP account, you must submit a completed account application, payroll deduction form and the minimum initial deposit to your employer's payroll department. Then, a portion of your paychecks will automatically be transferred to your PIP account for as long as you wish to participate in the plan. It is the sole responsibility of your employer, not the Fund, the Distributor, the investment advisers or the transfer agent, to arrange for transactions under the PIP. The Fund reserves the right to vary its minimum purchase requirements for employees participating in a PIP.

REDEMPTION OF SHARES. Information regarding the redemption of shares is discussed in the "Redemption of Shares" section of the prospectus. Additional methods to redeem shares are as follows:

By Wire: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Fund account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Fund account address of record when you submit written instructions. You may change the bank account that you have designated to receive amounts redeemed at any time. Any request to change the bank account designated to receive redemption proceeds should be accompanied by a guarantee of the shareholder's signature by an eligible institution. A signature and a signature guarantee are required for each person in whose name the bank account is registered. Further documentation will be required to change the designated bank account when a corporation, other organization, trust, fiduciary or other institutional investor holds Fund shares.

Systematic Withdrawal Plan: If you own shares of a Fund with a value of $10,000 or more you may participate in the Systematic Withdrawal Plan ("SWP"). Under the SWP, you may automatically redeem a portion of your account monthly, bimonthly, quarterly, semiannually or annually. The minimum withdrawal available is $100. The redemption of Fund shares will be effected at the NAV determined on or about the 25th day of the month. This service is generally not available for Wilmington Trust's trust accounts or certain Service Organizations, because a similar service is provided through those organizations.

Additional Information Regarding Redemptions: If shares to be redeemed represent a recent investment made by check, the Funds reserve the right not to make the redemption proceeds available until it has reasonable grounds to believe that the check has been collected (which could take up to 10 days).

To ensure proper authorization before redeeming Fund shares, the transfer agent may require additional documents such as, but not restricted to, stock powers, trust instruments, death certificates, appointments as fiduciary, certificates of corporate authority and waivers of tax required in some states when settling estates.

When shares are held in the name of a corporation, other organization, trust, fiduciary or other institutional investor, the transfer agent requires, in addition to the stock power, certified evidence of authority to sign the necessary instruments of transfer. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within 7 days of acceptance of shares tendered for redemption. Delay may result if the purchase check has not yet cleared, but the delay will be no longer than required to verify that the purchase check has cleared, and the Funds will act as quickly as possible to minimize delay.

The value of shares redeemed may be more or less than the shareholder's cost, depending on the net asset value at the time of redemption. Redemption of shares may result in tax consequences (gain or loss) to the shareholder, and the proceeds of a redemption may be subject to backup withholding.

A shareholder's right to redeem shares and to receive payment therefore may be suspended when (a) the Exchange is closed, other than customary weekend and holiday closings, (b) trading on the Exchange is restricted, (c) an emergency exists as a result of which it is not reasonably practicable to dispose of a Fund's securities or to determine the value of a Fund's net assets, or (d) ordered by a governmental body having jurisdiction over a Fund for the protection of the Fund's shareholders, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether a condition described in (b),
(c) or (d) exists. In case of such suspension, shareholders of the affected Fund may withdraw their requests for redemption or may receive payment based on the net asset value of the Fund next determined after the suspension is lifted.

Each Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption by making payment in whole or in part with readily marketable securities (redemption "in-kind") chosen by the Fund and valued in the same way as they would be valued for purposes of computing the net asset value of the applicable Fund. If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash. Each Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which a Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the applicable Fund for any one shareholder during any 90-day period. This election is irrevocable unless the SEC permits its withdrawal.

PRICING OF SHARES. The net asset value per share of each Fund is determined by dividing the value of the Fund's net assets by the total number of Fund shares outstanding. This determination is made by PFPC, as of the close of regular trading on the Exchange (currently 4:00 p.m., Eastern time) each day the Funds are open for business. The Funds are open for business on days when the Exchange, and PFPC are open for business.

In valuing a Fund's assets, a security listed on the Exchange (and not subject to restrictions against sale by the Fund on the Exchange) will be valued at its last sale price on the Exchange on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the closing asked price and the closing bid price. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers' National Market System, for which there have been sales of such securities on such day, shall be valued at the last sale price reported on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the closing asked price and the closing bid price. The value of such securities quoted on the NASDAQ Stock Market System, but not listed on the National Market System, shall be valued at the mean between the closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ Stock Market System and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Other unlisted securities (and listed securities subject to restriction on sale) will be valued at fair value as determined in good faith under the direction of the Board of Trustees although the actual calculation may be done by others. Short-term investments with remaining maturities of less than 61 days are valued at amortized cost.

                                    DIVIDENDS

Dividends, if any, from the Funds' net investment income and distributions of net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss), realized by each Fund, after deducting any available capital loss carryovers are declared and paid to its shareholders annually.

                              TAXATION OF THE FUNDS

GENERAL. Each Fund is treated as a separate corporation for federal income tax purposes. Each Fund intends to qualify to be classified under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") as a "regulated investment company" ("RIC"). To qualify or continue to qualify for treatment as a RIC under the Code, a Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income (generally dividends (without regard to the dividends received distribution), interest, net short-term capital gain and net gains from certain foreign currency transactions) and at least 90% of its net income from tax-exempt obligations

(the "Distribution Requirement") as well as meet several additional requirements. These requirements include, among others, the following: (1) each Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures and forward contracts) derived with respect to its business of investing in such stock securities or those currencies; (2) at the close of each quarter of each Fund's taxable year, at least 50% of the value of its total assets must be represented by cash, cash items, U.S. Government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of each Fund's total assets and that does not represent more than 10% of such issuer's outstanding voting securities; and (3) at the close of each quarter of each Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other
RICs) of any one issuer or of any two or more issuers that a Fund controls and which are determined to be in the same trade or business or similar or related trades or businesses.

To the extent a Fund qualifies for treatment as a RIC, the Fund will not be subject to federal income tax on ordinary income and net capital gains paid to shareholders in the form of dividends or capital gain distributions. Each Fund has elected to be treated as a RIC under the Code and intends to qualify as such for each future year.

If a Fund failed to qualify for treatment as a RIC in any taxable year, it would be subject to federal income tax on its taxable income at corporate income tax rates without reduction for distributions paid to shareholders and all distributions from earnings and profits, including any distributions from net capital gain (the excess of net long-term capital gain over net short-term capital loss), would be taxable to its shareholders as ordinary income. In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before qualifying again for RIC treatment.

Each Fund will be subject to a nondeductible 4% excise tax (the "Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all (at least 98%) of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

Each Fund's gains or losses on sales of securities will be long-term capital gains or losses if the securities have been held by a Fund for more than twelve months and short-term capital gains or losses if not so held. Each Fund will be taxed on the amount of its undistributed net capital gain over the amount of its deduction for dividends paid, determined with reference to capital gain dividends only. Each Fund is permitted to elect to include all or a portion of such undistributed net capital gain in the income of its shareholders on the last day of its taxable year. In such case the shareholder is given credit for the tax that the RIC paid and is entitled to increase its basis by the difference between the amount of includable gain and tax deemed paid. Currently, an individual's maximum tax rate on long-term capital gains is 15%. A capital gain dividend is treated by the shareholders as a long-term capital gain regardless of how long the investor has owned shares in a Fund and is not eligible for the dividend received deduction for corporate shareholders. If a Fund invests in any instruments that generate taxable income, under the circumstances described in the prospectus, distributions of the investment company income will be taxable to its shareholders as ordinary income to the extent of its earnings and profits, whether paid in cash or reinvested in additional shares. If such distribution to its shareholders is in excess of its current and accumulated earnings and profits in any taxable year, the excess distribution will be treated by each shareholder as a return of capital to the extent of the shareholder's tax basis and thereafter as capital gain. If a Fund realizes capital gain as a result of market transactions, any distribution of that gain will be taxable to its shareholders and treated as a capital gain. If a Fund invests in equity investments and the Fund makes distributions, the portion designated as qualified dividend income will be taxed at the same rate as long-term capital gains through 2008.

Dividends and other distributions declared by a Fund in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if they are paid by the Fund during the following January. Accordingly, such distributions will be taxed to the shareholders for the year in which that December 31 falls, regardless of whether it is paid in January of the following year.

Investors should be aware that if Fund shares are purchased shortly before the record date for any dividend (other than an exempt-interest dividend) or capital gain distribution, the shareholder will pay full price for the shares and will receive some portion of the price back as a taxable distribution.

Upon a sale, exchange (whether or not for shares of another fund) or redemption of a shareholder's shares, the shareholder will realize taxable gain or loss depending upon such shareholder's basis in the shares. The gain or loss will be long-term capital gain or loss if the shares have been held for more than one year and short-term capital gain or loss if held for one year or less. Any loss realized on a sale or redemption of shares will be disallowed to the extent the shares are purchased within a period of 61 days, beginning 30 days before and ending 30 days after the shares are bought or sold. Any loss realized by a shareholder on the redemption or sale of shares held by the shareholder for six months or less will be treated as a long-term, instead of a short-term, capital loss to the extent of any capital gain distributions (or undistributed capital gain) to that shareholder with respect to those shares and are disallowed to the extent of any distributions of exempt-interest dividends received with respect to such shares. Capital losses are deductible only against capital gains except for individuals, who may deduct up to $3,000 against any income.

It is anticipated that all or a portion of the dividends from the net investment income of each Fund will qualify for the dividends-received deduction allowed to corporations. Corporate shareholders of a Fund are generally entitled to take the dividends received deduction with respect to all or a portion of the ordinary income dividends paid, to the extent of a Fund's qualifying dividend income. The qualifying portion may not exceed the aggregate dividends received by a Fund from taxable U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax ("AMT"). Moreover, the dividends-received deduction will be reduced to the extent the shares with respect to which the dividends are received are treated as debt-financed and will be eliminated if those shares are deemed to have been held for less than 46 days. Distributions of net short-term capital gain and net capital gain are not eligible for the dividends-received deduction. Individual shareholders who received qualified dividend income will be taxed on such qualified dividend income at long-term capital gain rates. Qualified dividend income generally means dividend income received (1) from a domestic corporation or (2) from certain foreign corporations in limited instances.

Each Fund will inform shareholders within 60 days after their fiscal year-end of the percentage of its dividends designated as (i) qualifying for the dividends received deduction and (ii) qualified dividend income taxable as net capital gain.

FOREIGN SECURITIES. Dividends and interest received, and gains realized, by a Fund may be subject to income, withholding or other taxes imposed by foreign countries or U.S. possessions (collectively, "foreign taxes") that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. It is impossible to determine the rate of foreign tax in advance since the amount of a Fund's assets to be invested in various countries is not known.

If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to benefit from any foreign tax credit or deduction that is available with respect to foreign taxes paid by a Fund. If the election is made, a Fund will treat those taxes as dividends paid to its shareholders and each shareholder (1) will be required to include in gross income, and treat as paid by the shareholder, a proportionate share of those taxes, (2) will be required to treat such proportionate share of those taxes and of any dividend paid by the Fund that represents income from foreign or U.S. possessions sources as the shareholder's own income from those sources and (3) may either deduct the taxes deemed paid by the shareholder in computing taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against the shareholder's federal income tax. Each Fund will report to its shareholders within 60 days after each taxable year their respective shares of its income from sources within, and taxes paid to, foreign countries and U.S. possessions, as well as the amount of foreign taxes that are not allocable as a credit, if it makes this election. If a Fund makes this election, individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes all of which is included on Forms 1099 and all of whose foreign source income is "qualified passive income" may elect each year to be exempt from the extremely complicated foreign tax credit limitation and will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

Each Fund may invest in the stock of passive foreign investment companies ("PFICs"). A PFIC is a foreign corporation - other than a "controlled foreign corporation" (i.e., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly, or constructively, by "U.S. shareholders," defined as U.S. persons that individually own, directly, indirectly, or constructively, at least 10% of that voting power) as to which a Fund is a U.S. shareholder -- that, in general, meets either of the following tests: (a) at least 75% of its gross income is passive or (b) an average of at least 50% of its assets produce, or are held for the production of, passive income. If a Fund acquires stock in a PFIC and holds the stock beyond the end of the year of acquisition, the Fund will be subject to federal income tax on a portion of any "excess distribution" received on the stock or of any gain from disposition of the stock (collectively, "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. In general, an excess distribution is the excess (if any) of (i) the amount of distributions received by a PFIC stockholder during the taxable year; over (ii) 125% of the average amount received during the preceding three years (or, if shorter, the holding period). The balance of the PFIC income will be included in a Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders. Additional charges in the nature of interest may be imposed on a Fund in respect of deferred taxes arising from such distributions or gains.

If a Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund will be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain, even if they are not distributed to the Fund by the QEF; those amounts most likely would have to be distributed by the Fund to satisfy the Distribution Requirement and avoid imposition of the Excise Tax. It may be very difficult, if not impossible, to make this election because of certain requirements thereof.

Each Fund may elect to "mark to market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over a Fund's adjusted basis therein as of the end of each year. Pursuant to the election, a Fund also will be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income by the Fund for prior taxable years. A Fund's adjusted basis in each PFIC's stock subject to the election will be adjusted to reflect the amounts of income included and deductions taken thereunder. Under the PFIC rules, mark to market gains are treated as an excess distribution (as ordinary income). Any mark to market gain may have to be distributed by a Fund (even though no cash is received) to satisfy the Distribution Requirement and avoid imposition of the Excise Tax.

HEDGING TRANSACTIONS. The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for federal income tax purposes the amount, character and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations) and gains from options, futures and foreign currency contracts derived by a Fund with respect to its business of investing in securities qualify as permissible income under the source of income requirement. The complex tax rules affecting hedging strategies may affect the character, amount and timing of distributions to shareholders and may cause a Fund to satisfy the Distribution Requirement even though no cash was received for the income event.

SHORT SALES. Gain or loss from a short sale of property is generally considered as capital gain or loss to the extent the property used to close the short sale constitutes a capital asset in a Fund's hands. Except in certain situations, special rules would generally treat the gains on short sales as short-term capital gains and would terminate the running of the holding period of "substantially identical property" held by a Fund. Moreover, a loss on a short sale will be treated as a long-term loss if, on the date of the short sale, "substantially identical property" held by a Fund has a long-term holding period.

STRADDLES. Code Section 1092 (dealing with straddles) also may affect the taxation of options, futures and forward contracts in which a Fund may invest.
Section 1092 defines a "straddle" as offsetting positions with respect to personal property; for these purposes, options, futures and forward contracts are personal property. Under Section 1092, any loss from the disposition of a position in a straddle generally may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle.
Section 1092 also provides certain "wash sale" rules (described above), which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles, which would defer the loss. If a Fund makes certain elections, the amount, character and timing of the recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made.

CONSTRUCTIVE SALE. If a Fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures or forward contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, a Fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or futures or forward contract entered into by a Fund or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale.

BACKUP WITHHOLDING. Each Fund will be required in certain cases to withhold at the applicable withholding rate and remit to the U.S. Treasury, the withheld amount of taxable dividends paid to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the Internal Revenue Service for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that he or she is not subject to "backup withholding;" or
(4) fails to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien). Backup withholding is no an additional tax and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

Each Fund will provide an information return to shareholders describing the federal tax status of the dividends paid by the Fund during the preceding year within 60 days after the end of each year as required by present tax law. Individual shareholders will receive Form 1099-DIV and Form 1099-B as required by present tax law during January of each year. If a Fund makes a distribution after the close of its fiscal year, which is attributable to income or gains earned in such earlier fiscal year, then the Fund shall send a notice to its shareholders describing the amount and character of such distribution within 60 days after the close of the year in which the distribution is made. Shareholders should consult their tax advisers concerning the state or local taxation of such dividends, and the federal, state and local taxation of capital gains distributions.

The foregoing federal tax discussion is a general summary included for general informational purposes only and is not to be relied upon as tax advice. Each shareholder is advised to consult his/her own tax advisor with respect to the specific tax consequences of an investment in a Fund, including the effect and applicability of state, local, foreign and other tax laws and the possible effects of changes in federal or other tax laws.

This summary does not address any potential foreign, state or local tax consequences of an investment in a Fund. Shareholders may be subject to state and local taxes on distributions from a Fund in addition to federal income tax. Shareholders are urged to consult their tax advisors regarding specific questions relating to federal, state and local taxes.

                              FINANCIAL STATEMENTS

The audited financial statements and financial highlights of the Funds for the fiscal year ended June 30, 2004, are set forth in the Funds' Annual Reports to shareholders, including the notes thereto and the reports of ___________________ thereon. The Annual Reports will be filed by amendment.

                                   APPENDIX A

            OPTIONS, FUTURES AND FORWARD CURRENCY CONTRACT STRATEGIES

REGULATION OF THE USE OF OPTIONS, FUTURES AND FORWARD CURRENCY CONTRACT STRATEGIES. As discussed in the prospectus, in managing a Fund's corresponding Series, the adviser may engage in certain options, futures and forward currency contract strategies for certain bona fide hedging, risk management or other portfolio management purposes. Certain special characteristics of and risks associated with using these strategies are discussed below. Use of options, futures and forward currency contracts is subject to applicable regulations and/or interpretations of the SEC and the several options and futures exchanges upon which these instruments may be traded. The Board of Trustees has adopted investment guidelines (described below) reflecting these regulations.

In addition to the products, strategies and risks described below and in the prospectus, the adviser expects to discover additional opportunities in connection with options, futures and forward currency contracts. These new opportunities may become available as new techniques develop, as regulatory authorities broaden the range of permitted transactions and as new options, futures and forward currency contracts are developed. These opportunities may be utilized to the extent they are consistent with each Fund's investment objective and limitations and permitted by applicable regulatory authorities. The registration statement for the Funds will be supplemented to the extent that new products and strategies involve materially different risks than those described below and in the prospectus.

COVER REQUIREMENTS. The Series will not use leverage in their options and futures. Accordingly, the Series will comply with guidelines established by the SEC with respect to coverage of these strategies by either (1) earmarking or setting aside cash or liquid, unencumbered, daily marked-to-market securities in one or more segregated accounts with the custodian in the prescribed amount; or
(2) holding securities or other options or futures contracts whose values are expected to offset ("cover") their obligations thereunder. Securities, currencies, or other options or futures contracts used for cover cannot be sold or closed out while these strategies are outstanding, unless they are replaced with similar assets. As a result, there is a possibility that the use of cover involving a large percentage of the Series' assets could impede portfolio management, or the Series' ability to meet redemption requests or other current obligations.

OPTIONS STRATEGIES. A Series may purchase and write (sell) only those options on securities and securities indices that are traded on U.S. exchanges. Exchange-traded options in the U.S. are issued by a clearing organization affiliated with the exchange, on which the option is listed, which, in effect, guarantees completion of every exchange-traded option transaction.

Each Series may purchase call options on securities in which it is authorized to invest in order to fix the cost of a future purchase. Call options also may be used as a means of enhancing returns by, for example, participating in an anticipated price increase of a security. In the event of a decline in the price of the underlying security, use of this strategy would serve to limit the potential loss to the Series to the option premium paid; conversely, if the market price of the underlying security increases above the exercise price and the Series either sells or exercises the option, any profit eventually realized would be reduced by the premium paid.

Each Series may purchase put options on securities that it holds in order to hedge against a decline in the market value of the securities held or to enhance return. The put option enables the Series to sell the underlying security at the predetermined exercise price; thus, the potential for loss to the Series below the exercise price is limited to the option premium paid. If the market price of the underlying security is higher than the exercise price of the put option, any profit the Series realizes on the sale of the security is reduced by the premium paid for the put option less any amount for which the put option may be sold.

Each Series may on certain occasions wish to hedge against a decline in the market value of securities that it holds at a time when put options on those particular securities are not available for purchase. At those times, the Series may purchase a put option on other carefully selected securities in which it is authorized to invest, the values of which historically have a high degree of positive correlation to the value of the securities actually held. If the adviser's judgment is correct, changes in the value of the put options should generally offset changes in the value of the securities being hedged. However, the correlation between the two values may not be as close in these transactions as in transactions in which a Series purchases a put option on a security that it holds. If the value of the securities underlying the put option falls below the value of the portfolio securities, the put option may not provide complete protection against a decline in the value of the portfolio securities.

Each Series may write covered call options on securities in which it is authorized to invest for hedging purposes or to increase return in the form of premiums received from the purchasers of the options. A call option gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the exercise price during the option period. The strategy may be used to provide limited protection against a decrease in the market price of the security, in an amount equal to the premium received for writing the call option less any transaction costs. Thus, if the market price of the underlying security held by the Series declines, the amount of the decline will be offset wholly or in part by the amount of the premium received by the Series. If, however, there is an increase in the market price of the underlying security and the option is exercised, the Series will be obligated to sell the security at less than its market value.

Each Series may also write covered put options on securities in which it is authorized to invest. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security at the exercise price during the option period. So long as the obligation of the writer continues, the writer may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring it to make payment of the exercise price against delivery of the underlying security. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options. If the put option is not exercised, the Series will realize income in the amount of the premium received. This technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying securities would decline below the exercise price less the premiums received, in which case the Series would expect to suffer a loss.

Each Series may purchase put and call options and write covered put and call options on indices in much the same manner as the more traditional options discussed above, except that index options may serve as a hedge against overall fluctuations in the securities markets (or a market sector) rather than anticipated increases or decreases in the value of a particular security. An index assigns values to the securities included in the index and fluctuates with changes in such values. Settlements of index options are effected with cash payments and do not involve delivery of securities. Thus, upon settlement of an index option, the purchaser will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the index. The effectiveness of hedging techniques using index options will depend on the extent to which price movements in the index selected correlate with price movements of the securities in which a Series invests. Perfect correlation is not possible because the securities held or to be acquired by the Series will not exactly match the composition of indices on which options are purchased or written.

Each Series may purchase and write covered straddles on securities or indices. A long straddle is a combination of a call and a put purchased on the same security where the exercise price of the put is less than or equal to the exercise price on the call. The Series would enter into a long straddle when the adviser believes that it is likely that prices will be more volatile during the term of the options than is implied by the option pricing. A short straddle is a combination of a call and a put written on the same security where the exercise price on the put is less than or equal to the exercise price of the call where the same issue of the security is considered "cover" for both the put and the call. The Series would enter into a short straddle when the adviser believes that it is unlikely that prices will be as volatile during the term of the options as is implied by the option pricing. In such case, the Series will earmark or segregate cash and/or liquid, unencumbered securities in an account with its custodian equivalent in value to the amount, if any, by which the put is "in-the-money," that is, that amount by which the exercise price of the put exceeds the current market value of the underlying security. Because straddles involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Each Series may purchase put and call warrants with values that vary depending on the change in the value of one or more specified indices ("index warrants"). An index warrant is usually issued by a bank or other financial institution and gives the Series the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer of the warrant based on the value of the underlying index at the time of exercise. In general, if a Series holds a call warrant and the value of the underlying index rises above the exercise price of the warrant, the Series will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the Series holds a put warrant and the value of the underlying index falls, the Series will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The Series holding a call warrant would not be entitled to any payments from the issuer at any time when the exercise price is greater than the value of the underlying index; the Series holding a put warrant would not be entitled to any payments when the exercise price is less than the value of the underlying index. If the Series does not exercise an index warrant prior to its expiration, then the Series loses the amount of the purchase price that it paid for the warrant.

Each Series will normally use index warrants as it may use index options. The risks of the Series' use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Index warrants are not likely to be as liquid as index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit the Series' ability to exercise the warrants at any time or in any quantity.

OPTIONS GUIDELINES. In view of the risks involved in using the options strategies described above, each Series has adopted the following investment guidelines to govern its use of such strategies; these guidelines may be modified by the Board of Trustees without shareholder approval:

1. each Series will write only covered options, and each such option will remain covered so long as the Series is obligated thereby; and

2. no Series will write options (whether on securities or securities indices) if aggregate exercise prices of previous written outstanding options, together with the value of assets used to cover all outstanding positions, would exceed 25% of its total net assets.

SPECIAL CHARACTERISTICS AND RISKS OF OPTIONS TRADING. A Series may effectively terminate its right or obligation under an option by entering into a closing transaction. If a Series wishes to terminate its obligation to purchase or sell securities under a put or a call option it has written, the Series may purchase a put or a call option of the same series (that is, an option identical in its terms to the option previously written). This is known as a closing purchase transaction. Conversely, in order to terminate its right to purchase or sell specified securities under a call or put option it has purchased, a Series may sell an option of the same series as the option held. This is known as a closing sale transaction. Closing transactions essentially permit a Series to realize profits or limit losses on its options positions prior to the exercise or expiration of the option. If a Series is unable to effect a closing purchase transaction with respect to options it has acquired, the Series will have to allow the options to expire without recovering all or a portion of the option premiums paid. If a Series is unable to effect a closing purchase transaction with respect to covered options it has written, the Series will not be able to sell the underlying securities or dispose of assets used as cover until the options expire or are exercised, and the Series may experience material losses due to losses on the option transaction itself and in the covering securities.

In considering the use of options to enhance returns or for hedging purposes, particular note should be taken of the following:

1. The value of an option position will reflect, among other things, the current market price of the underlying security or index, the time remaining until expiration, the relationship of the exercise price to the market price, the historical price volatility of the underlying security or index, and general market conditions. For this reason, the successful use of options depends upon the adviser's ability to forecast the direction of price fluctuations in the underlying securities markets or, in the case of index options, fluctuations in the market sector represented by the selected index.

2. Options normally have expiration dates of up to three years. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior to expiration. The exercise price of the options may be below, equal to or above the current market value of the underlying security or index. Purchased options that expire unexercised have no value. Unless an option purchased by the Series is exercised or unless a closing transaction is effected with respect to that position, the Series will realize a loss in the amount of the premium paid and any transaction costs.

3. A position in an exchange-listed option may be closed out only on an exchange that provides a secondary market for identical options. Although the Series intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any particular time. A liquid market may be absent if: (i) there is insufficient trading interest in the option; (ii) the exchange has imposed restrictions on trading, such as trading halts, trading suspensions or daily price limits; (iii) normal exchange operations have been disrupted; or (iv) the exchange has inadequate facilities to handle current trading volume.

4. With certain exceptions, exchange listed options generally settle by physical delivery of the underlying security. Index options are settled exclusively in cash for the net amount, if any, by which the option is "in-the-money" (where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. If the Series writes a call option on an index, the Series will not know in advance the difference, if any, between the closing value of the index on the exercise date and the exercise price of the call option itself and thus will not know the amount of cash payable upon settlement. If the Series holds an index option and exercises it before the closing index value for that day is available, the Series runs the risk that the level of the underlying index may subsequently change.

5. A Series' activities in the options markets may result in a higher Series turnover rate and additional brokerage costs; however, the Series also may save on commissions by using options as a hedge rather than buying or selling individual securities in anticipation of, or as a result of, market movements.

FUTURES AND RELATED OPTIONS STRATEGIES. Each Series may engage in futures strategies for certain non-trading bona fide hedging, risk management and portfolio management purposes.

Each Series may sell securities index futures contracts in anticipation of a general market or market sector decline that could adversely affect the market value of the Series' securities holdings. To the extent that a portion of a Series' holdings correlate with a given index, the sale of futures contracts on that index could reduce the risks associated with a market decline and thus provide an alternative to the liquidation of securities positions. For example, if a Series correctly anticipates a general market decline and sells index futures to hedge against this risk, the gain in the futures position should offset some or all of the decline in the value of the Series' holdings. A Series may purchase index futures contracts if a significant market or market sector advance is anticipated. Such a purchase of a futures contract would serve as a temporary substitute for the purchase of the underlying securities, which may then be purchased, in an orderly fashion. This strategy may minimize the effect of all or part of an increase in the market price of securities that a Series intends to purchase. A rise in the price of the securities should be in part or wholly offset by gains in the futures position.

As in the case of a purchase of an index futures contract, a Series may purchase a call option on an index futures contract to hedge against a market advance in securities that the Series plans to acquire at a future date. The Series may write covered put options on index futures as a partial anticipatory hedge, and may write covered call options on index futures as a partial hedge against a decline in the prices of securities held by the Series. This is analogous to writing covered call options on securities. The Series also may purchase put options on index futures contracts. The purchase of put options on index futures contracts is analogous to the purchase of protective put options on individual securities where a level of protection is sought below which no additional economic loss would be incurred by the Series.

FUTURES AND RELATED OPTIONS GUIDELINES. In view of the risks involved in using the futures strategies that are described above, each Series has adopted the following investment guidelines to govern its use of such strategies. The Board of Trustees may modify these guidelines without shareholder vote.

1. The Series will engage only in covered futures transactions, and each such transaction will remain covered so long as the Series is obligated thereby.

2. The Series will not write options on futures contracts if aggregate exercise prices of previously written outstanding options (whether on securities or securities indices), together with the value of assets used to cover all outstanding futures positions, would exceed 25% of its total net assets.

SPECIAL CHARACTERISTICS AND RISKS OF FUTURES AND RELATED OPTIONS TRADING. No price is paid upon entering into a futures contract. Instead, upon entering into a futures contract, a Series is required to deposit with its custodian, in a segregated account in the name of the futures broker through whom the transaction is effected, or earmark, an amount of cash, U.S. Government securities or other liquid instruments generally equal to 10% or less of the contract value. This amount is known as "initial margin." When writing a call or a put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not involve borrowing to finance the futures transactions. Rather, initial margin on a futures contract is in the nature of a performance bond or good-faith deposit on the contract that is returned to a Series upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Series may be required by a futures exchange to increase the level of its initial margin payment. Additionally, initial margin requirements may be increased generally in the future by regulatory action. Subsequent payments, called "variation margin," to and from the broker, are made on a daily basis as the value of the futures or options position varies, a process known as "marking to market." For example, when a Series purchases a contract and the value of the contract rises, the Series receives from the broker a variation margin payment equal to that increase in value. Conversely, if the value of the futures position declines, a Series is required to make a variation margin payment to the broker equal to the decline in value. Variation margin does not involve borrowing to finance the futures transaction, but rather represents a daily settlement of a Series' obligations to or from a clearing organization.

Buyers and sellers of futures positions and options thereon can enter into offsetting closing transactions, similar to closing transactions on options on securities, by selling or purchasing an offsetting contract or option. Futures contracts or options thereon may be closed only on an exchange or board of trade providing a secondary market for such futures contracts or options.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or related option may vary either up or down from the previous day's settlement price. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses, because prices could move to the daily limit for several consecutive trading days with little or no trading and thereby prevent prompt liquidation of unfavorable positions. In such event, it may not be possible for the Series to close a position and, in the event of adverse price movements, the Series would have to make daily cash payments of variation margin (except in the case of purchased options). However, if futures contracts have been used to hedge portfolio securities, such securities will not be sold until the contracts can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, there is no guarantee that the price of the securities will, in fact, correlate with the price movements in the contracts and thus provide an offset to losses on the contracts.

In considering a Series' use of futures contracts and related options, particular note should be taken of the following:

1. Successful use by a Series of futures contracts and related options will depend upon the adviser's ability to predict movements in the direction of the securities markets, which requires different skills and techniques than predicting changes in the prices of individual securities. Moreover, futures contracts relate not only to the current price level of the underlying securities, but also to anticipated price levels at some point in the future. There is, in addition, the risk that the movements in the price of the futures contract will not correlate with the movements in the prices of the securities being hedged. For example, if the price of an index futures contract moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective, but if the price of the securities being hedged has moved in an unfavorable direction, a Series would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, the advantage may be partially offset by losses in the futures position. In addition, if a Series has insufficient cash, it may have to sell assets to meet daily variation margin requirements. Any such sale of assets may or may not be made at prices that reflect a rising market. Consequently, a Series may need to sell assets at a time when such sales are disadvantageous to the Series. If the price of the futures contract moves more than the price of the underlying securities, a Series will experience either a loss or a gain on the futures contract that may or may not be completely offset by movements in the price of the securities that are the subject of the hedge.

2. In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between price movements in the futures position and the securities being hedged, movements in the prices of futures contracts may not correlate perfectly with movements in the prices of the hedged securities due to price distortions in the futures market. There may be several reasons unrelated to the value of the underlying securities that cause this situation to occur. First, as noted above, all participants in the futures market are subject to initial and variation margin requirements. If, to avoid meeting additional margin deposit requirements or for other reasons, investors choose to close a significant number of futures contracts through offsetting transactions, distortions in the normal price relationship between the securities and the futures markets may occur. Second, because the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market. Such speculative activity in the futures market also may cause temporary price distortions. As a result, a correct forecast of general market trends may not result in successful hedging through the use of futures contracts over the short term. In addition, activities of large traders in both the futures and securities markets involving arbitrage and other investment strategies may result in temporary price distortions.

3. Positions in futures contracts may be closed out only on an exchange or board of trade that provides a secondary market for such futures contracts. Although each Series intends to purchase and sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract at any particular time. In such event, it may not be possible to close a futures position, and in the event of adverse price movements, a Series would continue to be required to make variation margin payments.

4. Like options on securities, options on futures contracts have limited life. The ability to establish and close out options on futures will be subject to the development and maintenance of liquid secondary markets on the relevant exchanges or boards of trade. There can be no certainty that such markets for all options on futures contracts will develop.

5. Purchasers of options on futures contracts pay a premium in cash at the time of purchase. This amount and the transaction costs are all that is at risk. Sellers of options on futures contracts, however, must post initial margin and are subject to additional margin calls that could be substantial in the event of adverse price movements. In addition, although the maximum amount at risk when the Series purchases an option is the premium paid for the option and the transaction costs, there may be circumstances when the purchase of an option on a futures contract would result in a loss to the Series when the use of a futures contract would not, such as when there is no movement in the level of the underlying index value or the securities or currencies being hedged.

6. As is the case with options, a Series' activities in the futures markets may result in a higher portfolio turnover rate and additional transaction costs in the form of added brokerage commissions. However, a Series also may save on commissions by using futures contracts or options thereon as a hedge rather than buying or selling individual securities in anticipation of, or as a result of, market movements.

                                   APPENDIX B

                             DESCRIPTION OF RATINGS

Moody's, S&P and Fitch are private services that provide ratings of the credit quality of debt obligations. A description of the ratings assigned by Moody's, S&P and Fitch to the securities in which the Funds' corresponding Series may invest is discussed below. These ratings represent the opinions of these rating services as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. The advisers attempt to discern variations in credit rankings of the rating services and to anticipate changes in credit ranking. However, subsequent to purchase by a Series, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Series. In that event, an adviser will consider whether it is in the best interest of the Series to continue to hold the securities.

MOODY'S RATINGS

CORPORATE AND MUNICIPAL BONDS.

Aaa: Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than the Aaa securities.

A: Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa: Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

CORPORATE AND MUNICIPAL COMMERCIAL PAPER. The highest rating for corporate and municipal commercial paper is "P-1" (Prime-1). Issuers rated P-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. P-1 repayment ability will often be evidenced by many of the following characteristics:

-     Leading market positions in well-established industries.

-     High rates of return on funds employed.

- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

- Well-established access to a range of financial markets and assured sources of alternate liquidity.

MUNICIPAL NOTES. The highest ratings for state and municipal short-term obligations are "MIG 1," "MIG 2" and "MIG 3" (or "VMIG 1," "VMIG 2" and "VMIG 3" in the case of an issue having a variable-rate demand feature). Notes rated "MIG 1" or "VMIG 1" are judged to be of the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broadbased access to the market for refinancing. Notes rated "MIG 2" or "VMIG 2" are of high quality, with margins of protection that are ample although not so large as in the preceding group. Notes rated "MIG 3" or "VMIG 3" are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well established.

S&P RATINGS

CORPORATE AND MUNICIPAL BONDS.

AAA: Bonds rated AAA are highest grade debt obligations. This rating indicates an extremely strong capacity to pay interest and repay principal.

AA: Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from AAA issues only in small degree.

A: Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

CORPORATE AND MUNICIPAL COMMERCIAL PAPER. The "A-1" rating for corporate and municipal commercial paper indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be rated "A-1+."

MUNICIPAL NOTES. The "SP-1" rating reflects a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be rated "SP-1+." The "SP-2" rating reflects a satisfactory capacity to pay principal and interest.

FITCH RATINGS

DESCRIPTION OF FITCH'S HIGHEST STATE AND MUNICIPAL NOTES RATING.

AAA - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

F-1+ - Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 - Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

                                    EXHIBIT C

                         ROXBURY CAPITAL MANAGEMENT, LLC

                      PROXY VOTING POLICIES AND PROCEDURES

I. GENERAL PRINCIPLES

      A. Roxbury Capital Management, LLC ("Roxbury") recognizes its responsibility to vote proxies in respect of securities owned by a client in the economic best interests of its client and without regard to the interests of Roxbury or any other client of Roxbury.

      B. These Proxy Voting Policies and Procedures ("Policies") apply to securities held in client accounts in which Roxbury has direct voting authority. The Policies are subject to any proxy voting guideline or direction of a client as long as following the proxy voting guideline or direction is prudent under the circumstances.

Absent special circumstances such as those described below, Roxbury's policy is to exercise its proxy voting discretion in accordance with the guidelines set forth in EXHIBIT C ("Proxy Voting Guidelines"). Any changes to the Proxy Voting Guidelines must be pre-approved in writing by the Proxy Voting Committee ("Committee").

II. VOTING PROCESS

Roxbury votes all proxies on behalf of a client's portfolio unless a) the client requests in writing that Roxbury not vote, b) the proxies are associated with unsupervised securities, c) the proxies are associated with securities transferred to Roxbury's management then liquidated because Roxbury does not follow those securities, or d) the costs of voting the proxies outweigh the benefits.

In addition, Roxbury does not vote proxies for some accounts that it manages under agreements it has with certain brokerage consultant firms whereby clients pay a single fee based on a percentage of assets under management for brokerage, custody and Roxbury's investment management services ("Wrap Fee Agreement"). If Roxbury does not vote the proxies, it may make proxy voting recommendations to the brokerage consultant firm with whom it has a Wrap Fee Agreement and that firm votes the proxies.

The Data Integrity Department ("Data Integrity") is responsible for voting proxies received by Roxbury. Data Integrity will vote proxy proposals where the Proxy Voting Guidelines indicate its general position as voting either "for" or "against." Data Integrity will forward the proposal to the appropriate industry analyst where the Proxy Voting Guidelines indicate its general position as voting on a case-by-case basis, or the Proxy Voting Guidelines do not list the proposal.

The analyst will review the issues to be voted upon, related information, and the research provided by a proxy research service. The proxy research service also provides customized proxy research consistent with Roxbury's policies for accounts with special vote sensitivities, including socially responsible and Taft Hartley accounts. The analyst will make a recommendation to the Proxy Voting Committee as to how the proxy issues should be voted.

1. The Proxy Voting Committee provides centralized management of the proxy voting process and makes all proxy voting decisions except under special circumstances as noted below. The Committee:

   a) supervises the proxy voting process, including the identification of potential material conflicts of interest involving Roxbury and the proxy voting process in respect of securities owned by a client;

   b) determines how to vote proxies relating to issues not covered by these Policies; and

   c)       determines when Roxbury may deviate from these Policies.

2. The Proxy Voting Committee has at least three members at all time. Members of the Committee are comprised of portfolio managers, analysts, and one other Roxbury employee.

3. The Proxy Voting Committee will review the recommendations provided by Roxbury's analyst. After review of these recommendations, the proxy will be voted according to the majority vote of the Committee. If a Committee member disagrees with the recommendations of the analyst, the reasons for the disagreement will be documented. Data Integrity will keep documents of proxy decisions made by the Committee. Since Roxbury generally considers the quality of a company's management in making investment decisions, Roxbury regularly votes proxies in accordance with the recommendations of a company's management if there is no conflict with shareholder value.

      C. Roxbury may determine not to vote proxies in respect of securities of any issuer if it determines it would be in its clients' overall best interests not to vote. Such determination may apply in respect of all client holdings of the securities or only certain specified clients, as Roxbury deems appropriate under the circumstances. As an example, the Proxy Voting Committee may determine not to vote certain securities positions if, in its judgment, the expense and administrative inconvenience outweighs the benefits to clients of voting the securities.

Roxbury uses a proxy voting agent to ensure that, as much as possible, votable shares get voted and timely reporting is provided for Roxbury and its clients. Data Integrity submits proxy votes for a portfolio to the proxy voting agent if the custodian of the portfolio's assets has a relationship with the agent. Proxies for portfolios not set up at the proxy voting agent will be voted using other means.

III. CONFLICTS OF INTEREST

1. Potential or actual conflicts of interest relating to a particular proxy proposal may be handled in various ways depending on the type and materiality. Depending upon the facts and circumstances of each situation and the requirements of applicable law, options include:

   1) Voting the proxy in accordance with the voting recommendation of a non-affiliated third party vendor.

   2)       Voting the proxy pursuant to client direction.

      D. Voting the securities of an issuer where the following relationships or circumstances exist are deemed to give rise to a material conflict of interest for purposes of these Policies:

   1. a) The issuer is a client of Roxbury and Roxbury manages its portfolio or its retirement plan. In such case, Roxbury will obtain an independent, third party opinion and will follow the recommendation of such third party.

                  b) The issuer is an entity in which the Roxbury industry analyst assigned to review the proxy has a relative(1) in management of the issuer or an acquiring company. In such case, the analyst will not make any vote recommendations and another analyst will review the proxy. Although the proxy will be assigned to a different analyst, the industry analyst will still be available to answer questions about the issuer from other Proxy Committee members.

                  c) The issuer is an entity in which a Proxy Committee member has a relative in management of the issuer or an acquiring company. In such case, the Proxy Committee member will not vote on the proxy and a member of the Executive Committee will vote instead.

   2. d) The issuer is an entity in which an officer or director of Roxbury or a relative of any such person is or was an officer, director or employee, or such person or relative otherwise has received more than $500 annually during Roxbury's last three fiscal years. In such case, Roxbury will obtain an independent, third party opinion and will follow the recommendation of such third party.

   3. e) The issuer is Wilmington Trust Corporation. Due to Wilmington Trust Corporation's partial ownership of Roxbury, Roxbury would have a conflict of interest in voting proxies on Wilmington's stock; however, as a matter of policy, Roxbury does not purchase shares of Wilmington Trust Corporation for client portfolios.

   4. f) Another client or prospective client of Roxbury, directly or indirectly, conditions future engagement of Roxbury on voting proxies in respect of any client's securities on a particular matter in a particular way.

   5. g) Conflict exists between the interests of an employee benefit plan's portfolio and the plan sponsor's interests. In such case, Roxbury will resolve in favor of the plan's portfolio.

   6. h) Any other circumstance where Roxbury's duty to serve its clients' interests, typically referred to as its "duty of loyalty," could be compromised.

   7. Notwithstanding the foregoing, a conflict of interest described above shall not be considered material for the purposes of these Policies in respect of a specific vote or circumstance if:

   - The securities in respect of which Roxbury has the power to vote account for less than 1% of the issuer's outstanding voting securities, but only if: (i) such securities do not represent one of the 10 largest holdings of such issuer's outstanding voting securities and (ii) such securities do not represent more than 2% of the client's holdings with Roxbury.

   - The matter to be voted on relates to a restructuring of the terms of existing securities or the issuance of new securities or a similar matter arising out of the holding of securities, other than common equity, in the context of a bankruptcy or threatened bankruptcy of the issuer.

            8. For clients that are registered investment companies ("Funds"), where a material conflict of interest has been identified and the matter is not covered by the Policies, Roxbury will disclose the conflict and the Proxy Voting Committee's determination of the manner in which to vote to the Fund's Board or committee of the Board. The Proxy Voting Committee's determination will take into account only the interests of the Fund, and the Proxy Voting Committee will document the basis for the decision and furnish the documentation to the Fund's Board or committee of the Board.

--------

      (1) For the purposes of these Policies, "relative" includes the following family members: spouse, minor children or stepchildren or children or stepchildren sharing the person's home.

            9. For clients other than Funds, where a material conflict of interest has been identified and the matter is not covered by the Policies, the Proxy Voting Committee will disclose the conflict to the client and advise the client that its securities will be voted only upon the recommendations of an independent third party.

IV. RECORDKEEPING AND RETENTION

      A. Data Integrity retains records relating to the voting of proxies, including:

                  1.    a) a copy of these Policies and any amendments thereto;

                  2. b) a copy of each proxy statement that Roxbury receives regarding client securities;

                  3. c) a record of each vote cast by Roxbury on behalf of clients;

      4. d) a copy of any document created by Roxbury that was material to making a decision on how to vote or that memorialized the basis for that decision;

      5. e) a copy of each written request for information on how Roxbury voted proxies on behalf of the client, and a copy of any written response by Roxbury to any oral or written request for information on how Roxbury voted.

      B. Roxbury will maintain and preserve these records for such period of time as required to comply with applicable laws and regulations.

      C. Roxbury may rely on proxy statements filed on the SEC's EDGAR system or on proxy statements and records of votes cast by Roxbury maintained by a third party, such as a proxy voting service (provided Roxbury had obtained an undertaking from the third party to provide a copy of the proxy statement or record promptly on request).

    V. CLIENT DISCLOSURE

Roxbury will provide a report of how proxies were voted and copy of its Policies to those clients who request such information. Requests for proxy information may be sent to the attention of Proxy Department, Roxbury Capital Management, LLC, 100 Wilshire Boulevard, Suite 1000, Santa Monica, California 90401.

ROXBURY CAPITAL MANAGEMENT, LLC
PROXY VOTING GUIDELINES

1.    OPERATIONAL ITEMS

ADJOURN MEETING

Generally vote AGAINST proposals to provide management with authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.

AMEND QUORUM REQUIREMENTS

Vote AGAINST proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

AMEND MINOR BYLAWS

Vote FOR bylaw or charter changes that are of a housekeeping nature (updates or corrections).

CHANGE COMPANY NAME

Vote FOR proposals to change the corporate name.

CHANGE DATE, TIME, OR LOCATION OF ANNUAL MEETING

Vote FOR management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable. Vote AGAINST shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.

RATIFYING AUDITORS

Vote FOR proposals to ratify auditors, unless any of the following apply:

   - An auditor has a financial interest in or association with the company, and is therefore not independent.

   -  Fees for non-audit services are excessive, or

   - There is reason to believe that the independent auditor has rendered an opinion, which is neither accurate nor indicative of the company's financial position.

Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

Vote AGAINST shareholder proposals asking for audit firm rotation.

TRANSACT OTHER BUSINESS

Vote AGAINST proposals to approve other business when it appears as voting item.

2.    BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance relative to a market index, directors' investment in the company, whether the chairman is also serving as CEO, and whether a retired CEO sits on the board. However, there are some actions by directors that should result in votes being withheld. These instances include directors who:

   - Attend less than 75 percent of the board and committee meetings without a valid excuse

   -  Implement or renew a dead-hand or modified dead-hand poison pill

   - Ignore a shareholder proposal that is approved by a majority of the shares outstanding

   - Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years. Failed to act on takeover offers where the majority of the shareholders tendered their shares

   - Are inside directors or affiliated outsiders and sit on the audit, compensation, or nominating committees

   - Are inside directors or affiliated outsiders and the full board serves as the audit, compensation, or nominating committee or the company does not have on of these committees

   - Are audit committee members and the non-audit fees paid to the auditor are excessive

In addition, directors who enacted egregious corporate governance policies or failed to replace management as appropriate would be subject to recommendations to withhold votes.

AGE LIMITS

Vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors

BOARD SIZE

Vote FOR proposals seeking to fix the board size or designate a range for the board size.

Vote AGAINST proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

CLASSIFICATION/DECLASSIFICATION OF THE BOARD

Vote CASE-BY-CASE for proposals to classify or repeal classified boards and to elect all directors annually

CUMULATIVE VOTING

Vote AGAINST proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION

Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard.

Vote AGAINST proposals to eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care.

Vote AGAINST indemnifications proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness.

Vote FOR only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if both of the following apply:

   - The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and

   -  Only if the director's legal expenses would be covered.

ESTABLISH/AMEND NOMINEE QUALIFICATIONS

Vote CASE-BY-CASE on proposals that establish or amend director qualifications. Votes should be based on how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.

Vote AGAINST shareholder proposals requiring two candidates per board seat.

FILLING VACANCIES/REMOVAL OF DIRECTORS

Vote CASE-BY-CASE proposals that provide that directors may be removed only for cause.

Vote CASE-BY-CASE proposals to restore shareholder ability to remove directors with or without cause.

Vote CASE-BY-CASE proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Vote CASE-BY-CASE proposals that permit shareholders to elect directors to fill board vacancies.

INDEPENDENT CHAIRMAN (SEPARATE CHAIRMAN/CEO)

Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, the following factors should be taken into account in determining whether the proposals warrants support:

   - Designated lead director appointed from the ranks of the independent board members with clearly delineated duties

   -  Majority of independent directors on board

   -  All independent key committees

   -  Committee chairpersons nominated by the independent directors

   -  CEO performance reviewed annually by a committee of outside directors

   -  Establish governance guidelines

   -  Company performance.

MAJORITY OF INDEPENDENT DIRECTORS/ESTABLISHMENT OF COMMITTEES

Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold of definition of independence.

Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

STOCK OWNERSHIP REQUIREMENTS

Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. The company should determine the appropriate ownership requirements.

TERM LIMITS

Vote AGAINST shareholder proposals to limit the tenure of outside directors.

3.    PROXY CONTESTS

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the following factors:

   - Long-term financial performance of the target company relative to its industry: management's track record

   -  Background to the proxy contest

   -  Qualifications of director nominees (both slates)

   - Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

REIMBURSING PROXY SOLICITATION EXPENSES

Vote to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases where we recommends in favor of the dissidents, we recommend voting for reimbursing proxy solicitation expenses.

CONFIDENTIAL VOTING

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

Vote FOR management proposals to adopt confidential voting.

4.    ANTITAKEOVER DEFENSES AND VOTING RELATED ISSUES

ADVANCE NOTICE REQUIREMENT FOR SHAREHOLDER PROPOSALS/NOMINATIONS

Votes on advance notice proposals are determined on a CASE-BY-CASE basis, giving support to those proposals, which allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.

AMEND BYLAWS WITHOUT SHAREHOLDER CONSENT

Vote CASE-BY-CASE for proposals giving the board exclusive authority to amend the bylaws.

Vote CASE-BY-CASE for proposals giving the board the ability to amend the bylaws in addition to shareholders.

POISON PILLS

Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill.

Review on a CASE-BY-CASE basis management proposals to ratify a poison pill.

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote FOR proposals to allow or make easier shareholder action by written consent.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

Vote CASE-BY-CASE for proposals to restrict or prohibit shareholder ability to call special meetings.

Vote CASE-BY-CASE for proposals that remove restriction on the right of shareholders to act independently of management.

SUPERMAJORITY VOTE REQUIREMENTS

Vote AGAINST proposals to require a supermajority shareholder vote.

Vote FOR proposals to lower supermajority vote requirements.

5.    MERGERS AND CORPORATE RESTRUCTURINGS

APPRAISAL RIGHTS

Vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

ASSET PURCHASES

Vote CASE-BY-CASE on asset purchase proposals, considering the following factors:

   -  Purchase price

   -  Fairness opinion

   -  Financial and strategic benefits

   -  How the deal was negotiated

   -  Conflicts of interest

   -  Other alternatives for the business

   -  Noncompletion risk.

ASSET SALES

Votes on asset sales should be determined on a CASE-BY-CASE basis, considering the following factors:

   -  Impact of the balance sheet/working capital

   -  Potential elimination of diseconomies

   -  Anticipated financial and operating benefits

   -  Anticipated use of funds

   -  Value received for the asset

   -  Fairness opinion

   -  How the deal was negotiated

   -  Conflicts of interest

BUNDLED PROPOSALS

Review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the package items. In instances when the joint effect of the conditioned items is not in shareholders' best interests, vote against the proposals. If the combined effect is positive, support such proposals.

CONVERSION OF SECURITIES

Votes on proposals regarding conversion of securities are determined on a CASE-BY-CASE basis. When evaluating these proposals the investor should review the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest.

CORPORATE REORGANIZATION/DEBT RESTRUCTURING/PREPACKAGED BANKRUPTCY PLANS/RESERVE LEVERAGED BUYOUTS/WRAP PLANS

Votes on proposals to increase common and/or preferred stock and to issue shares as part of a debt-restructuring plan are determined on a CASE-BY-CASE basis, taking into consideration the following:

   -  Dilution to existing shareholders' position

   -  Terms of the offer

   -  Financial issues

   -  Management's efforts to pursue other alternatives

   -  Control issues

   -  Conflicts of interest

FORMATION OF HOLDING COMPANY

Votes on proposals regarding the formation of a holding company should be determined on a CASE-BY-CASE basis, taking into consideration the following:

   -  The reasons for the change

   -  Any financial or tax benefits

   -  Regulatory Benefits

   -  Increases in capital structure

   -  Changes to articles of incorporation or bylaws of the company

GOING PRIVATE TRANSACTIONS (LBOS AND MINORITY SQUEEZEOUTS)

Vote going private transactions on a CASE-BY-CASE basis, taking into account the following: offer price/premium, fairness opinion, how the deal was negotiated, conflicts of interest, other alternatives/offers considered, and noncompletion risk.

JOINT VENTURES

Votes CASE-BY-CASE on proposals to form joint ventures, taking into account the following: percentages of assets/business contributed, percentage ownership, financial and strategic benefits, governance structure, conflicts of interest, other alternatives, and noncompletion risk.

LIQUIDATIONS

Votes on liquidations should be made on a CASE-BY-CASE basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

MERGERS AND ACQUISITIONS/ISSUANCE OF SHARES TO FACILITATE MERGER OR ACQUISITIONS

Votes on merger and acquisitions should be considered on a CASE-BY-CASE basis, determining whether the transaction enhances shareholder value by giving consideration to the following:

   - Prospects of the combined company, anticipated financial and operating benefits

   -  Offer price

   -  Fairness opinion

   -  How the deal was negotiated

   -  Changes in corporate governance

   -  Change in the capital structure

   -  Conflicts of interest

PRIVATE PLACEMENTS/WARRANTS/CONVERTIBLE DEBENTURES

Votes on proposals regarding private placements should be determined on a CASE-BY-CASE basis. When evaluating these proposals the investor should review: dilution to existing shareholders' position, terms of the offer, financial issues, management's efforts to pursue other alternatives, control issues, and conflicts of interest.

SPIN-OFFS

Votes on spinoffs should be considered on a CASE-BY-CASE basis depending on:

   -  Tax and regulatory advantages

   -  Planned use of the sale proceeds

   -  Valuation of spinoffs

   -  Fairness opinion

   -  Benefits to the parent company

   -  Conflicts of interest

   -  Managerial incentives

   -  Corporate governance changes

   -  Changes in the capital structure

VALUE MAXIMIZATION PROPOSALS

Vote CASE-BY-CASE on shareholder proposals seeking to maximize shareholder value by hiring a financial advisor to explore strategic alternatives, selling the company or liquidating the company and distributing the proceeds to shareholders. These proposals should be evaluated based on the following factors: prolonged poor performance with no turnaround in sight, signs of entrenched board and management, strategic plan in place for improving value, likelihood of receiving reasonable value in a sale or dissolution, and whether company is actively exploring its strategic options, including retaining a financial advisor.

6.    STATE OF INCORPORATION

CONTROL SHARE ACQUISITION PROVISIONS

Vote FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders

Vote AGAINST proposals to amend the charter to include control share acquisition provisions.

Vote FOR proposals to restore voting rights to the control shares.

CONTROL SHARE CASH OUT PROVISIONS

Vote FOR proposals to opt out of control share cash out statutes

DISGORGEMENT PROVISIONS

Vote FOR proposals to opt out of state disgorgement provisions

FAIR PRICE PROVISIONS

Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provisions, and the mechanism for determining the fair price.

FREEZEOUT PROVISIONS

Vote FOR proposals to opt out of state freezeout provisions.

GREENMAIL

Vote FOR proposals to adopt antigreenmail charter of bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws.

STAKEHOLDER PROVISIONS

Vote AGAINST proposals that ask the board to consider nonshareholder constituencies or other nonfinancial effects when evaluating a merger or business combination.

STATE ANTITAKEOVER STATUTES

Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions)

7. CAPITAL STRUCTURES

ADJUSTMENTS TO PAR VALUE OF COMMON STOCK

Vote FOR management proposals to reduce the par value of common stock

COMMON STOCK AUTHORIZATION

Votes on Proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis.

Vote CASE-BY-CASE for proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

Vote CASE-BY-CASE for proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as an ongoing concern is uncertain.

DUAL-CLASS STOCK

Vote AGAINST proposals to create a new class of common' stock with superior voting rights.

Vote FOR proposals to create a new class of nonvoting or sub voting common stock if:

   - It is intended for financing purposes with minimal or no dilution to current shareholders

   - If is not designed to preserve the voting power of an insider or significant shareholder

ISSUE STOCK FOR USE WITH RIGHTS PLAN

Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).

PREEMPTIVE RIGHTS

Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive rights, consider the size of a company, the characteristics of its shareholder base, and the liquidity of the stock.

PREFERRED STOCK

Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).

Vote FOR proposals to create "declawed" blank check preferred stock (stock that cannot be used as a takeover defense).

Vote FOR Proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

RECAPITALIZATION

Votes CASE-BY-CASE on recapitalization (reclassifications of securities), taking into account the following: more simplified capital structure, enhanced liquidity, fairness of conversion terms, impact on voting power and dividends, reasons for the reclassification, conflicts of interest, and other alternative considered.

REVERSE STOCK SPLITS

Vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.

Vote FOR management proposals to implement a reverse stock split to avoid delisting.

Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a CASE-BY-CASE basis.

SHARE REPURCHASE PROGRAMS

Vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS

Vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance.

TRACKING STOCK

Votes on the creation of track stock are determined on a CASE-BY-CASE basis, weighing the strategic value of the transaction against such factors as: adverse governance changes, excessive increases in authorized capital stock, unfair method of distribution, diminution of voting rights, adverse conversion features, negative impact on stock option plans, and other alternatives such as spinoff.

8.    EXECUTIVE AND DIRECTOR COMPENSATION

Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. Our methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's rules, we will value award types. It will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered a long with dilution to voting power.

DIRECTOR COMPENSATION

Votes on compensation plans for directors are determined on a CASE-BY-CASE basis.

STOCK PLANS IN LIEU OF CASH

Votes for plans, which provide participants with the option of taking all, or a portion of their cash compensation in the form of stock are determined on a CASE-BY-CASE basis.

Vote FOR plans which provide a dollar for dollar cash for stock exchange.

Votes for plans, which do not provide a dollar for dollar cash for stock exchange, should be determined on a CASE-BY-CASE basis.

DIRECTOR RETIREMENT PLANS

Vote AGAINST plans for nonemployee directors

Vote FOR shareholder proposals to eliminate retirement plans for nonemployee directors.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS

Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BE-CASE basis giving consideration to the following:

   -  Historic trading patterns

   -  Rationale for the repricing

   -  Value for value exchange

   -  Option vesting

   -  Terms of the option

   -  Exercise price

   -  Participation

EMPLOYEE STOCK PURCHASE PLANS

Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis. Factors to be considered are:

   -  Purchase price is at least 85 percent of fair market value

   -  Offering period is 27 months or less

   -  Potential voting power dilution is 10 percent or less

INCENTIVE BONUS PLANS AND TAX DEDUCTIBILITY PROPOSALS (OBRA-RELATED COMPENSATION PROPOSALS)

Vote CASE-BY-CASE for proposals that simply amend shareholder approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of
Section 162(m)

Vote CASE-BY-CASE for proposals to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate.

Votes to amend existing plans to increase shares reserved and to qualify for favorable tax treatment under the provisions of Section 162(m) should be considered on a CASE-BY-CASE basis.

Vote CASE-BY-CASE for cash or cash and stock bonus plans that submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m).

EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)

Vote FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares.)

401(k) EMPLOYEE BENEFIT PLANS

Vote FOR proposals to implement a 401(k) savings plan for employees.

SHAREHOLDER PROPOSALS REGARDING EXECUTIVE AND DIRECTOR PAY

Generally, vote FOR shareholder proposals seeking additional disclosures of executive and director pay information, provided the information requested is relevant to shareholders' needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.

Vote AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation

Vote AGAINST shareholder proposals requiring director fees be paid in stock only.

Vote FOR shareholder proposals to put option repricings to a shareholder vote.

Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

OPTION EXPENSING

Vote CASE-BY-CASE for shareholder proposals asking the company to expense stock options.

PERFORMANCE BASED STOCK OPTIONS

Vote CASE-BY-CASE on shareholder proposals advocating the use of performance-based stock options (indexed, premium-priced, and performance vested options), taking into account:

   -  Whether the proposal mandates that all awards be performance based

   - Whether the proposal extends beyond executive awards to those of lower ranking employees

   - Whether the company's stock based compensation plans meets the analysts criteria

GOLDEN AND TIN PARACHUTES

Vote FOR shareholder proposals to require golden and tin parachutes (executive severance agreements) to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.

Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden or tin parachutes. An acceptable parachute should include the following:

   - The parachute should be less attractive than an ongoing employment opportunity with the firm

   -  The triggering mechanism should be beyond the control of management

   - The amount should not exceed three times base salary plus guaranteed benefits

9.    SOCIAL AND ENVIRONMENTAL ISSUES

CONSUMER ISSUES AND PUBLIC SAFETY

ANIMAL RIGHTS

Vote CASE-BY-CASE on proposals to phase out the use of animals in product testing, taking into account:

   - The nature of the product and the degree that animal testing is necessary or federally mandated (such as medical products)

   - The availability and feasibility of alternatives to animal testing to ensure product safety, and

   -  The degree that competitors are using animal free testing.

Generally vote AGAINST proposals seeking a report on the company's animal welfare standards if:

   - The company has already published a set of animal welfare standards and monitors compliance

   - The company's standards are comparable to or better than those of peer firms, and

   - There are no serious controversies surrounding the company's treatment of animals

DRUG PRICING

Vote CASE-BY-CASE on proposals asking the company to implement price restraints on pharmaceutical products, taking into account:

   -  Whether the proposal focuses on a specific drug and region

   - Whether the economic benefits of providing subsidized drugs (e.g. public goodwill) outweigh the costs in terms of reduced profits, lower R & D spending, and harm to competitiveness

   - The extent that reduced prices can be offset through the company's marketing budget without affecting R & D spending

   -  Whether the company already limits price increases of its products

   - Whether the company already contributes life-saving pharmaceuticals to the needy and Third World countries

   -  The extent that peer companies implement price restraints

GENETICALLY MODIFIED FOODS

Vote CASE-BY-CASE on proposals to label genetically modified (GMO) ingredients voluntarily in the company's products, or alternatively to provide interim labeling and eventually eliminate GMOs, taking into account:

   -  The costs and feasibility of labeling and/or phasing out

   - The nature of the company's business and the proportion of it affected by the proposal

   - The proportion of company sales in markets requiring labeling or GMO-free products

   -  The extent that peer companies label or have eliminated GMOs

   - Competitive benefits, such as expected increases in consumer demand for the company's products

   - The risks of misleading consumers without federally mandated, standardized labeling

   -  Alternatives to labeling employed by the company.

Vote AGAINST proposals asking for a report on the feasibility of labeling products containing GMOs.

Vote AGAINST proposals to completely phase out GMOs from the company's products. Such resolutions presuppose that there are proven health risks to GMOs, an issue better left to federal regulators, which outweigh the economic benefits derived from biotechnology.

Vote CASE-BY-CASE on reports outlining the steps necessary to eliminate GMOs from the company's products, taking into account:

   - The relevance of the proposal in terms of the company's business and the proportion of it affected by the resolution

   -  The extent that peer companies have eliminated GMOs

   - The extent that the report would clarify whether it is viable for the company to eliminate GMOs from its products

   - Whether the proposal is limited to a feasibility study or additionally seeks an action plan and timeframe actually to phase out GMOs

   - The percentage of revenue derived from international operations, particularly in Europe, where GMOs are more regulated.

Vote AGAINST proposals seeking a report on the health and environmental effects of GMOs and the company's strategy for phasing out GMOs in the event they become illegal in the United States. Studies of this sort are better undertaken by regulators and the scientific community. If made illegal in the United States, genetically modified crops would automatically be recalled and phased out.

HANDGUNS

Generally vote AGAINST requests for reports on a company's policies aimed at curtailing gun violence in the United States unless the report is confined to product safety information. Criminal misuse of firearms is beyond company control and instead falls within the purview of law enforcement agencies.

PREDATORY LENDING

Vote CASE-BY-CASE on requests for reports on the company's procedures for preventing predatory lending, including the establishment of a board committee for oversight, taking into account:

   - Whether the company has adequately disclosed mechanisms in place to prevent abusive lending practices

   - Whether the company has adequately disclosed the financial risks of its sub prime business

   - Whether the company has been subject to violations of lending laws or serious lending controversies

   -  Peer companies' policies to prevent abusive lending practices.

TOBACCO

Most tobacco related proposals should be evaluated on a CASE-BY-CASE basis, taking into account the following factors:

SECOND HAND SMOKE:

   -  Whether the company complies with all local ordinances and regulations

   - The Degree that voluntary restrictions beyond those mandated by law might hurt the company's competitiveness

   -  The risk of any health related liabilities

ADVERTISING TO YOUTH:

   - Whether the company complies with federal, state, and local laws on the marketing of tobacco or if it has been fined for violations

   -  Whether the company has gone as far as peers in restricting advertising

   - Whether the company entered into the Master Settlement Agreement, which restricts marketing of tobacco to youth

   -  Whether restrictions on marketing to youth extend to foreign countries

CEASE PRODUCTION OF TOBACCO RELATED PRODUCTS OR AVOID SELLING PRODUCTS TO TOBACCO COMPANIES:

   -  The percentage of the company's business affected

   - The economic loss of eliminating the business versus any potential tobacco related liabilities

SPINOFF TOBACCO RELATED BUSINESSES:

   -  The percentage of the company's business affected

   -  The feasibility of a spinoff

   -  Potential future liabilities related to the company's tobacco business.

STRONGER PRODUCT WARNINGS:

Vote AGAINST proposals seeking stronger product warnings. Such decisions are better left to public health authorities.

INVESTMENT IN TOBACCO STOCKS:

Vote AGAINST proposals prohibiting investment in tobacco equities. Such decisions are better left to portfolio managers.

ENVIRONMENT AND ENERGY

ARCTIC NATIONAL WILDLIFE REFUGE

Vote CASE-BY-CASE on reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR), taking into account:

   -  Whether there are publicly available environmental impact reports;

   - Whether the company has a poor environmental track record, such as violations of federal and state regulations or accidental spills; and

   -  The current status of legislation regarding drilling in ANWR

CERES PRINCIPLES

Vote CASE-BY-CASE on proposals to adopt the CERES Principles, taking into account:

   - The company's current environmental disclosure beyond legal requirements, including environmental health and safety (EHS) audits and reports that may duplicate CERES

   - The company's environmental performance record, including violations of federal and state regulations, level of toxic emissions, and accidental spills

   - Environmentally conscious practices of peer companies, including endorsement of CERES

   -  Costs of membership and implementation

ENVIRONMENTAL REPORTS

Generally vote AGAINST requests disclosing the company's environmental policies.

GLOBAL WARMING

Generally vote AGAINST reports on the level of greenhouse gas emissions from the company's operations and products.

RECYCLING

Vote CASE-BY-CASE on proposals to adopt a comprehensive recycling strategy, taking into account:

   -  The nature of the company's business and the percentage affected

   -  The extent that peer companies are recycling

   -  The timetable prescribed by the proposal

   -  The costs and methods of implementation

   - Whether the company has poor environmental track record, such as violations of federal and state regulations

RENEWABLE ENERGY

Vote CASE-BY-CASE on proposals to invest in renewable energy sources, taking into account:

   -  The nature of the company's business and the percentage affected

   - The extent that peer companies are switching from fossil fuels to cleaner sources

   -  The timetable and specific action prescribed by the proposal

   -  The costs of implementation

   -  The company's initiatives to address climate change

Generally vote AGAINST requests for reports on the feasibility of developing renewable energy sources.

GENERAL CORPORATE ISSUES

LINK EXECUTIVE COMPENSATION TO SOCIAL PERFORMANCE

Vote AGAINST proposals to review ways of linking executive compensation to social factors such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities.

CHARITABLE/POLITICAL CONTRIBUTIONS

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

   - The company is in compliance with laws governing corporate political activities, and

   - The company has procedures in place to ensure that employee contributions to company-sponsored political action committees

           (PACs) are strictly voluntary and not coercive.

Vote AGAINST proposals to report or publish in newspapers the company's political contributions. Federal and state laws restrict the amount of corporate contributions and include reporting requirements.

Vote AGAINST proposals disallowing the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level barring contributions can put the company at a competitive disadvantage.

Vote AGAINST proposals restricting the company from making, charitable contributions. Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which contributions are in the best interest of the company.

Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsel, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

LABOR STANDARDS AND HUMAN RIGHTS

CHINA PRINCIPLES

Vote AGAINST proposals to implement the China Principles unless:

There are serious controversies surrounding the company's China operations, and

   - The company does not have a code of conduct with standards similar to those promulgated by the International Labor Organization (ILO)

COUNTRY SPECIFIC HUMAN RIGHTS REPORTS

Vote AGAINST requests for reports detailing the company's operations in a particular country and steps to protect human rights.

INTERNATIONAL CODES OF CONDUCT/VENDOR STANDARDS

Vote AGAINST proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring.

Generally vote AGAINST reports outlining vendor standards compliance.

MACBRIDE PRINCIPLES

Vote AGAINST proposals to endorse or increase activity on the MacBride
Principles.

MILITARY BUSINESS

FOREIGN MILITARY SALES/OFFSETS

Vote AGAINST reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls and reporting on foreign military sales.

LANDMINES AND CLUSTER BOMBS

Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in antipersonnel landmine production, taking into account:

   -  Whether the company has in the past manufactured landmine components

   -  Whether the company's peers have renounced future production

Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in cluster bomb production, taking into account:

   -  What weapons classifications the proponents views as cluster bombs

   - Whether the company currently or in the past has manufactured cluster bombs or their components

   -  The percentage of revenue derived from cluster bomb manufacture

   -  Whether the company's peers have renounced future production

NUCLEAR WEAPONS

Vote AGAINST proposals asking a company to cease production of nuclear weapons components and delivery systems, including disengaging from current and proposed contracts. Components and delivery systems serve multiple military and non-military uses, and withdrawal from these contracts could have a negative impact on the company's business.

SPACE-BASED WEAPONIZATION

Generally vote AGAINST reports on a company's involvement in spaced-based weaponization.

WORKPLACE DIVERSITY

BOARD DIVERSITY

Generally vote AGAINST reports on the company's efforts to diversify the board.

Vote CASE-BY-CASE on proposals asking the company to increase the representation of women and minorities on the board taking into account:

   -  The degree of board diversity

   -  Comparison with peer companies

   -  Established process for improving board diversity

   -  Existence of independent nominating committee

   -  Use of outside search firm

   -  History of EEO violations

EQUAL EMPLOYMENT OPPORTUNITY (EEO)

Generally vote AGAINST reports outlining the company's affirmative action initiatives.

Vote AGAINST proposals seeking information on the diversity efforts of suppliers and service providers, which can pose a significant cost and administration burden on the company.

GLASS CEILING

Generally vote AGAINST reports outlining the company's progress towards the Glass Ceiling Commission's business recommendations.

SEXUAL ORIENTATION

Vote CASE-BY-CASE on proposals to amend the company's EEO policy to include sexual orientation, taking into account:

   - Whether the company's EEO policy is already in compliance with federal, state and local laws

   - Whether the company has faced significant controversies or litigation regarding unfair treatment of gay and lesbian employees

   -  The industry norm for including sexual orientation in EEO statements

   - Existing policies in place to prevent workplace discrimination based on sexual orientation

Vote AGAINST proposals to extend company benefits to or eliminate benefits from the domestic partners. Benefit decisions should be left to the discretion of the company.

                           PART C - OTHER INFORMATION

ITEM 22.       EXHIBITS.

(a)(i)(a) Amended and Restated Agreement and Declaration of Trust of WT Mutual Fund (the "Fund"). (9)

(a)(i)(b) Amended Schedule A to Amended and Restated Agreement and Declaration of Trust of the Fund is filed herewith.

(a)(ii)        Certificate of Trust dated June 1, 1994. (1)

(a)(iii) Certificate of Amendment to Certificate of Trust dated October 7, 1994. (2)

(a)(iv) Certificate of Amendment to Certificate of Trust dated October 20, 1998. (3)

(b)            Amended and Restated By-Laws. (9)

(c) See Articles III, VII, and VIII of Registrant's Amended and Restated Agreement and Declaration of Trust. (9)

(d)(i)(a) Advisory Agreement between WT Investment Trust I (the "Trust"), on behalf of the Prime Money Market Series, Premier Money Market Series, U.S. Government Series, Tax-Exempt Series, Large Cap Core Series, Short/Intermediate Bond Series, Short-Term Income Series, Broad Market Bond Series, Municipal Bond Series, International Multi-Manager Series, Real Estate Series, Large Cap Quantitative Series, Large Cap Multi-Manager Series, Mid Cap Quantitative Series, Mid Cap Multi-Manager Series, Small Cap Quantitative Series, Small Cap Multi-Manager Series and Rodney Square Management Corporation ("RSMC"). (4)

(d)(i)(b)      Amended Schedules A and B to Advisory Agreement with RSMC. (15)

(d)(ii) Advisory Agreement between the Trust, on behalf of the Large Cap Value Series, Small Cap Value Series and Mid Cap Value Series (the " CRM Funds"), and Cramer Rosenthal McGlynn, LLC ("CRM").
               (4)

(d)(iii)(a) Advisory Agreement between the Trust, on behalf of the WT Large Cap Growth Series, Mid Cap Series and Small Cap Growth Series (the "Roxbury Funds"), and Roxbury Capital Management, LLC ("Roxbury"). (4)

(d)(iii)(b)    Amended Schedules A and B to Advisory Agreement with Roxbury.
               (12)

(d)(iv) Sub-Advisory Agreement among the Trust, on behalf of the International Multi-Manager Series, RSMC and Goldman Sachs Asset Management, L.P. ("GSAM"). (15)

(d)(v) Sub-Advisory Agreement among the Trust, on behalf of the International Multi-Manager Series, RSMC and Julius Baer Investment Management Inc. ("Julius Baer"). (11)

(d)(vi) Sub-Advisory Agreement among the Trust, on behalf of the Real Estate Series, RSMC and AEW Management and Advisors, L. P. ("AEW"). (15)

(d)(vii) Sub-Advisory Agreement among the Trust, on behalf of the Real Estate Series, RSMC and Real Estate Management Series Group LLC. ("REMS"). (15)

(d)(viii) Advisory Agreement between the Fund, on behalf of the Wilmington Large Cap Strategic Allocation Fund, Wilmington Mid Cap Strategic Allocation Fund, Wilmington Small Cap Strategic Allocation Fund, and Wilmington Small Cap Core Portfolio and RSMC. (13)

(d)(ix) Sub-Advisory Agreement among the Trust, on behalf of the Large Cap Quantitative Series, Mid Cap Quantitative Series and Small Cap Quantitative Series, RSMC and Parametric Portfolio Associates ("PPA"). (14)

(d)(xi) Sub-Advisory Agreement among the Trust, on behalf of the Large Cap Multi-Manager Series, RSMC and Armstrong Shaw Associates, Inc. ("ASA"). (14)

(d)(xii) Sub-Advisory Agreement among the Trust, on behalf of the Large Cap Multi-Manager Series, RSMC and Montag & Caldwell, Inc. ("M&C"). (14)

(d)(xiii) Sub-Advisory Agreement among the Trust, on behalf of the Mid Cap Multi-Manager Series, RSMC and Bennett Lawrence Management, LLC ("BLM"). (14)

(d)(xiv) Sub-Advisory Agreement among the Trust, on behalf of the Mid Cap Multi-Manager Series, RSMC and Eubel Brady and Suttman Asset Management, Inc. ("EBS"). (14)

(d)(xv) Sub-Advisory Agreement among the Trust, on behalf of the Mid Cap Multi-Manager Series, RSMC and Equity Investment Corporation ("EIC"). (14)

(d)(xvi) Sub-Advisory Agreement among the Trust, on behalf of the Small Cap Multi-Manager Series, RSMC and Batterymarch Financial Management, Inc. ("BFM"). (14)

(d)(xvii) Sub-Advisory Agreement among the Trust, on behalf of the Small Cap Multi-Manager Series, RSMC and Systematic Financial Management L.P. ("SFM"). (14)

(d)(xviii) Sub-Advisory Agreement among the Trust, on behalf of the Large Cap Quantitative Series, the Mid Cap Quantitative Series, and the Small Cap Quantitative Series, RSMC and Parametric Portfolio Associates LLC is filed herewith.

(d)(xviv) Form of Sub-Advisory Agreement among the Trust, on behalf of the Large Cap Multi-Manager Series, RSMC and First Quadrant, LP is filed herewith.

(e)(i)         Distribution Agreement with Professional Funds Distributor, LLC.
               (17)

(e)(ii)        Form of Broker-Dealer Agreement. (17)

(f)            Deferred Compensation Plan for Independent Trustees. (10)

(g)(i) Custody Agreement between the Fund and Wilmington Trust Company ("Wilmington Trust"). (15)

(g)(ii)        Foreign Custody Agreement between the Trust and PFPC Trust
               Company. (15)

(g)(iii) Sub-Custody Agreement among the Fund, Wilmington Trust and PFPC Trust Company. (7)

(h)(i)(a)      Transfer Agency Agreement between the Fund and PFPC Inc. (4)

(h)(i)(b)      Amended Exhibit A to Transfer Agency Agreement with PFPC Inc.
               (14)

(h)(i)(c)      Amendment to Transfer Agency Agreement with PFPC Inc. (11)

(h)(ii)(a) Administration and Accounting Services Agreement between the Fund and RSMC. (15)

(h)(ii)(b) Sub-Administration and Accounting Services Agreement among the Fund, RSMC and PFPC Inc. (15)

(h)(ii)(c) Form of Administration and Accounting Services Agreement between the Fund and PFPC Inc. to be filed by amendment.

(h)(iii)       Shareholder Service Plan for the CRM Funds is filed herewith.

(h)(iv)        Shareholder Service Plan for the Roxbury Funds. (5)

(h)(v) Shareholder Service Plan for the Wilmington Funds and Balentine Premier Money Market Portfolio. (10)

(h)(vi)        Shareholder Service Plan for the Retail Shares of the CRM Funds.
               (11)

(h)(vii) Shareholder Service Plan for the Service Shares of the Wilmington Large Cap Strategic Allocation Fund, Wilmington Mid Cap Strategic Allocation Fund and Wilmington Small Cap Strategic Allocation Fund. (13)

(i)            Not applicable.

(j)            None.

(k)            Not applicable.

(l)            None.

(m)(i)         Plan of Distribution Pursuant to Rule 12b-1 is filed herewith.

(m)(ii) Amended and Restated Distribution Plan for the Class B Shares of the Roxbury Funds. (6).

(m)(iii) Amended and Restated Distribution Plan for the Class C Shares of the Roxbury Funds. (6)

(n)(i)         Multiple Class Plan Pursuant to Rule 18f-3 is filed herewith.

(p)(i)         Code of Ethics of the Trust and the Fund. (17)

(p)(ii)        Code of Ethics of Cramer Rosenthal McGlynn, LLC. (17)

(p)(iii)       Code of Ethics of Roxbury Capital Management, LLC. (4)

(p)(iv)        Code of Ethics of GSAM. (15)

(p)(v)         Code of Ethics of JBIMI. (11)

(p)(vi)        Code of Ethics of AEW. (12)

(p)(vii)       Code of Ethics of REMS. (13)

(p)(viii)      Code of Ethics of PPA. (14)

(p)(ix)        Code of Ethics of ASA. (14)

(p)(x)         Code of Ethics of M&C. (14)

(p)(xi)        Code of Ethics of BLM. (14)

(p)(xii)       Code of Ethics of EBS. (14)

(p)(xiii)      Code of Ethics of EIC. (14)

(p)(xiv)       Code of Ethics of BFM. (14)

(p)(xv)        Code of Ethics of SFM. (14)

(p)(xvi)       Code of Ethics of RSMC and Wilmington Trust. (17)

(p)(xvii)      Code of Ethics of First Quadrant, L.P. to be filed by amendment.

(q)(i)(a)      Powers of Attorney for Robert H. Arnold, Eric Brucker, Nicholas
               A. Giordano, Louis Klein, Jr., Clement C. Moore, II, John J. Quindlen and William P. Richards. (7)

(q)(i)(b)      Power of Attorney for Mark A. Sargent. (8)

------------------------------------------

(1) Previously filed with the Securities and Exchange Commission (the "SEC") on Form N-1A on July 25, 1994 and incorporated herein by reference.

(2) Previously filed with the SEC with Pre-Effective Amendment No. 1 on Form N-1A of November 29, 1994 and incorporated herein by reference.

(3) Previously filed with the SEC with Post-Effective Amendment No. 10 on Form N-1A on November 1, 1999 and incorporated herein by reference.

(4) Previously filed with the SEC with Post-Effective Amendment No. 12 on Form N-1A on October 31, 2000 and incorporated herein by reference.

(5) Previously filed with the SEC with Post-Effective Amendment No. 13 on Form N-1A on February 23, 2001 and incorporated herein by reference.

(6) Previously filed with the SEC with Post-Effective Amendment No. 14 on Form N-1A on August 17, 2001 and incorporated herein by reference.

(7) Previously filed with the SEC with Post-Effective Amendment No. 15 on Form N-1A on November 1, 2001 and incorporated herein by reference.

(8) Previously filed with the SEC with Post-Effective Amendment No. 16 on Form N-1A on February 28, 2002 and incorporated herein by reference.

(9) Previously filed with the SEC with Post-Effective Amendment No. 17 on Form N-1A on June 10, 2002 and incorporated herein by reference.

(10) Previously filed with the SEC with Post-Effective Amendment No. 18 on Form N-1A on August 26, 2002 and incorporated herein by reference.

(11) Previously filed with the SEC with Post-Effective Amendment No. 19 on Form N-1A on October 25, 2002 and incorporated herein by reference.

(12) Previously filed with the SEC with Post-Effective Amendment No. 20 on Form N-1A on November 15, 2002 and incorporated herein by reference.

(13) Previously filed with the SEC with Post-Effective Amendment No. 21 on Form N-1A on April 28, 2003 and incorporated herein by reference.

(14) Previously filed with the SEC with Post-Effective Amendment No. 22 on Form N-1A on August 28, 2003 and incorporated herein by reference.

(15) Previously filed with the SEC with Post-Effective Amendment No. 23 on Form N-1A on October 29, 2003 and incorporated herein by reference.

(16) Previously filed with the SEC with Post-Effective Amendment No. 24 on Form N-1A on November 18, 2003 and incorporated herein by reference.

(17) Previously filed with the SEC with Post-Effective Amendment No. 25 on Form N-1A on July 16, 2004 and incorporated herein by reference

ITEM 23.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.

WILMINGTON TRUST CORPORATION AND SUBSIDIARIES

Wilmington Trust Corporation
Rodney Square North
1100 North Market Street
Wilmington, Delaware
Holding company for Wilmington Trust Company, Wilmington Trust of Pennsylvania, Wilmington Trust FSB, WT Investments, Inc., Rodney Square Management Corporation, Balentine Holdings, Inc. and Wilmington Trust (UK) Limited

Wilmington Trust Company
Rodney Square North
1100 North Market Street
Wilmington, Delaware
Delaware-chartered bank and trust company

Wilmington Trust FSB
One South Street, Suite 2160 Baltimore, Maryland 21202 Federal savings bank headquartered in Maryland, a registered investment adviser

Wilmington Trust of Pennsylvania
795 East Lancaster Avenue
Villanova, Pennsylvania
Commercial bank headquartered in Pennsylvania

WT Investments, Inc.
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Corporation and an investment holding company

Brandywine Insurance Agency, Inc.
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company and a licensed insurance agent and broker for life, casualty and property insurance

Brandywine Finance Corporation
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company which is a finance company

Brandywine Life Insurance Company, Inc.
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company and a reinsurer of credit life insurance written in connection with closed-end consumer loans Wilmington Trust makes

Wilmington Trust SP Services, Inc.
(f/k/a Delaware Corporate Management, Inc.)
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company that provides nexus and other services for Delaware holding companies and other Delaware entities.

Wilmington Trust SP Services (Nevada), Inc.
(f/k/a Nevada Corporate Management, Inc.)
3773 Howard Hughes Parkway
Las Vegas, Nevada
A subsidiary of Wilmington Trust SP Services, Inc. that provides nexus and other services for Nevada holding companies and other Nevada entities

Rodney Square Management Corporation
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Corporation and a registered investment advisor

Wilmington Brokerage Services Company
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company and a registered broker-dealer and a registered investment advisor

100 West Tenth Street Corporation
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company that holds title to and maintains certain real estate on behalf of Wilmington Trust Company and Compton Realty Corporation

Compton Realty Corporation
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company and a partner in Rodney Square Investors, L.P., the partnership that holds title to the Wilmington Trust Center

Rodney Square Investors, L.P.
Rodney Square North
1100 North Market Street
Wilmington, Delaware
49% owned by Compton Realty Corporation. Partnership that holds title to the Wilmington Trust Center

Drew-VIII-Ltd.
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company that holds title to and manages certain troubled real estate on behalf of Wilmington Trust Company

Siobain VI, Ltd.
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company that holds title to and manages certain troubled real estate on behalf of Wilmington Trust Company

Wilmington Trust SP Services (New York), Inc. (f/k/a) WTC Corporate Services, Inc.)
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company that provides nexus and other services

WT Services of Delaware, Inc.
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company that provides back-office and support services to Wilmington Trust Company and its affiliates

Wilmington Trust SP (Delaware) Services, Inc.
(f/k/a Organization Services, Inc.)
Rodney Square North

1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust SP Services, Inc., that provides nexus and other services for Delaware holding companies and other Delaware entities

Special Services Delaware, Inc.
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust SP Services, Inc., a special purpose entity used to facilitate corporate transactions

Wilmington Trust Global Services, Ltd.
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company that provides nexus and other services

Wilmington Trust (Cayman), Ltd.
George Town, Cayman Islands, British West Indies
A subsidiary of Wilmington Trust Company that provides trust services

Wilmington Trust (Channel Islands), Ltd.
St. Helier, Jersey, Channel Islands
A subsidiary of Wilmington Trust Company that provides trust services

Balentine Holdings, Inc.
3455 Peachtree Road
Suite 2000
Atlanta, Georgia
A subsidiary of Wilmington Trust Corporation that holds our interest in Balentine Delaware Holding Company, LLC and owns Balentine Management, Inc.

Balentine Delaware Holding Company, LLC
3455 Peachtree Road
Suite 2000
Atlanta, Georgia 30325
Owned by Balentine Holdings, Inc.

Balentine & Company, LLC
3455 Peachtree Road
Suite 2000
Atlanta, Georgia 30325
Owned by Balentine Delaware Holding Company, LLC. A registered broker-dealer and a registered investment adviser

Balentine Management, Inc.
1100 North Market Street
Rodney Square North
Wilmington, DE 19890
A subsidiary of Balentine Holdings, Inc.

Wilmington Trust (UK) Limited
200 Aldersgate Street
London, EC1A 4JJ
A subsidiary of Wilmington Trust Corporation Holding company

SPV Management Limited
78 Cannon Street, London, EC4P 5LN
A subsidiary of Wilmington Trust (UK) Limited that provides nexus and other services

SPV Advisors Limited
78 Cannon Street, London, EC4P 5LN
A subsidiary of Wilmington Trust (UK) Limited that serves as advisor to SPV Management Limited

Lord SPV Limited
78 Cannon Street, London, EC4P 5LN
A subsidiary of SPV Management Limited

SPV Management (Dublin) Limited
78 Cannon Street, London, EC4P 5LN
A subsidiary of SPV Management Limited that provides nexus and other services

SPV Management (Italia) SRL
Studio Tributare Deiure, Via Pontaccio 10, Milan, 20120, Italy
A subsidiary of SPV Management Limited that provides nexus and other services

SPV Jersey Limited
Oak Walk, St. Peter, Jersey, JE3 7EF
A subsidiary of SPV Management Limited that provides nexus and other services

SPV Cayman Limited
Q&H Corporate Services Ltd., Third Floor, Harbour Centre,
P.O. Box 1347, Georgetown, Grand Cayman, BWIO, Cayman Islands
A subsidiary of SPV Management Limited that provides nexus and other services

Bedell SPV Management (Jersey) Limited
26 New Street, St. Helier, Jersey JE2 3RA, Channel Islands
51% owned by SPV Management Limited
Provides nexus and other services

WT Delaware Capital Corp.

Wilmington Investment Managers, Inc.
Rodney Square North
1100 North Market Street
Wilmington, DE

California Corporate Management, Inc.
Rodney Square North
1100 North Market Street
Wilmington, DE

AFFILIATES

Cramer Rosenthal McGlynn, LLC
White Plains, New York
A registered investment adviser
(69.144% equity interest owned by WT Investments, Inc.)

Roxbury Capital Management, LLC
Santa Monica, California
A registered investment adviser

(30% profits interest owned by WT Investments, Inc.
40% equity interest owned by WT Investments, Inc.)

Clemente Capital, Inc.
152 West 57th Street
New York, New York 10017
(24.9% equity interest owned by WT Investments, Inc.)

Balentine & Company of Tennessee, L.L.C.
113 Seaboard Lane 47.2% Franklin, Tennessee 37067( owned by Balentine Delaware Holding Company, LLC)

Camden Partners Holdings, LLC
One South Street, Suite 215
Baltimore, MD  21202
(28.75% equity interest owned by WT Investments, Inc.
A registered investment adviser

Camden Partners Equity Advisors, LLC
One South Street, Suite 215
Baltimore, MD  21202
100% owned by Camden Partners Holdings, LLC
A registered investment adviser

ITEM 24.    INDEMNIFICATION.

            The Fund's Amended and Restated Agreement and Declaration of Trust (the "Agreement") and Amended and Restated By-laws provide, among other things, that the trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent employee, investment adviser or distributor of the Fund, nor shall any trustee be responsible for the act or omission of any other trustee, and the Fund out of its assets may indemnify and hold harmless each trustee and officer of the Fund from and against any and all claims, demands, costs, losses, expenses and damages whatsoever arising out of or related to such trustee's performance of his or her duties as a trustee or officer of the Fund; provided that the trustees and officers of the Fund shall not be entitled to an indemnification or held harmless if such liabilities were a result of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. (See
Article IX of the Agreement filed as Exhibit 22(a)(i) and Article IX of the Fund's By-laws filed as Exhibit 22(b)).

            The Trust is party to an investment advisory agreement with each of RSMC, CRM and Roxbury (each, an "Adviser") and the Fund is party to an investment advisory agreement with RSMC. Paragraph 8 of each of the foregoing investment advisory agreements with the Trust and Paragraph 7 of the foregoing investment advisory agreement with the Fund provide that in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of obligations or duties under their respective agreements, the Adviser shall not be subject to liability to the Trust or the Fund, any Series of the Trust or the Fund or any of its shareholders for any act or omission in the course of, or connected with, rendering services under such agreements or for any losses that may be sustained in the purchase, holding or sale of any security or the making of any investment for or on behalf of the Trust or the Fund. Any liability of an Adviser to any series of the Trust or the Fund shall not automatically impart liability on the part of such Adviser to any other series of the Trust or the Fund. No series of the Fund shall be liable for the obligations of any other series of the Fund.

            The Trust is also party to a sub-advisory agreement with each of GSAM, JBIMI, AEW, REMS, PPA, ASA, M&C, BLM, EBS, EIC, BFM and SFM (each, a Sub-Adviser). Each of the foregoing sub-advisory agreements provides that the Sub-Adviser shall not be liable for any action taken, omitted or suffered to be taken by it in its reasonable judgment, in good faith and believed by it to be authorized or within the discretion or rights or powers conferred upon it by its respective sub-advisory agreement, or in accordance with (or in the absence of) specific directions or instructions from the Trust or Rodney Square Management Corporation, provided, however, that such acts or omissions shall not have resulted from the Sub-Adviser's willful misfeasance, bad faith, gross negligence or a reckless disregard of duty un its sub-advisory agreement.

            Indemnification of Professional Funds Distributor, LLC (the "Distributor"), the Fund's principal underwriter against certain losses is provided for in Section 10 of the Underwriting Agreement with the Distributor incorporated by reference as Exhibit (e)(1) hereto. In Section 10 of the Underwriting Agreement, the Fund agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages or expense, arising by reason of any person acquiring any Shares, based upon the ground that the registration statement, prospectus, Shareholder reports or other information filed or made public by the Fund (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements made not misleading. However, the Fund does not agree to indemnify the Distributor or hold it harmless to the extent that the statements or omission was made in reliance upon, and in conformity with, information furnished to the Fund by or on behalf of the Distributor.

            Indemnification of RSMC in its capacity as administrator and accounting agent against certain losses is provided for in Section 12 of the Administration and Accounting Services Agreement with RSMC incorporated by reference as Exhibit (h)(ii)(a) hereto. The Fund, on behalf of each series of the Fund, agrees to indemnify and hold harmless RSMC, its affiliates and its authorized agents from all taxes, charges, expenses, assessments, claims and liabilities (including, without limitation, liabilities arising under the securities laws and any state or foreign securities and blue sky laws, and amendments thereto), and expenses, including (without limitation) attorneys' fees and disbursements arising directly or indirectly from any action or omission to act which RSMC, its affiliates or its authorized agents take (i) at the request or on the direction of or in reliance on the advice of the Fund or
(ii) upon oral instructions or written instructions. Neither RSMC, nor any of its affiliates or agents, shall be indemnified against any liability (or any expenses incident to such liability) arising out of RSMC's or its affiliates' or its agents' own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties and obligations under the Administration and Accounting Services Agreement.

ITEM 25.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS.

(i)      Rodney Square Management Corporation ("RSMC")

         The only employment of a substantial nature of each of RSMC's directors and officers is with RSMC and its affiliated companies.

(ii)     Cramer Rosenthal McGlynn, LLC ("CRM")

         The only employment of a substantial nature of each of CRM's directors and officers is with CRM.

(iii)    Roxbury Capital Management, LLC ("Roxbury")

         The only employment of a substantial nature of each of Roxbury's directors and officers is with Roxbury.

(iv)     AEW Management and Advisors, L.P. ("AEW")

         The only employment of a substantial nature of each of AEW's directors and officers is with AEW.

(v)      Real Estate Management Services Group, LLC ("REMS").

         The only employment of a substantial nature of each of REMS' directors and officers is with REMS.

(vi) Goldman Sachs Asset Management, L.P. Set forth below are the names and businesses of certain managing directors of GSAM L.P who are engaged in any other business, profession, vocation or employment of a substantial nature.

Name                         Position With Sub-Adviser                    Other Affiliations
----                         -------------------------                    ------------------
Henry M. Paulson, Jr.        Managing Director                            Chairman, Chief Executive Officer And Director, The
                                                                          Goldman Sachs Group, Inc.

Robert J. Hurst              Managing Director                            Vice Chairman And Director, The Goldman Sachs Group,
                                                                          Inc.,

John A. Thain                Managing Director                            President, Co-Chief Operating Officer And  Director,
                                                                          The Goldman Sachs Group, Inc.

John L. Thornton             Managing Director                            President, Co-Chief Operating Officer And Director, The
                                                                          Goldman Sachs Group, Inc

David W. Blood               Managing Director And Co- Head(Asset         Director, Goldman Sachs Asset Management International
                             Management Group)

(viii)   Julius Baer Investment Management Inc.

Name                      JBIM Title              Outside Employer                                     Relationship
----                      ----------              ----------------                                     ------------
Bernard Spilko            Director                SVP Branch Manager of Bank Julius Baer               Employee of Julius Baer
                                                  & Co. Ltd. (New York), Managing Director             Securities Inc.
                                                  of Julius Baer Securities Inc.

Stuart G. Adam            Director                SVP Head of Private Banking - Bank                   Employee of Bank Julius Baer
                                                  Julius Baer & Co. Ltd. (New York)                    & Co. Ltd. (New York)

Alessandro E. Fussina     Director                Ilander Ltd. - President; Julius Baer                Employee of Illander Ltd.
                                                  Securities Inc. - Director; Bank Julius
                                                  Baer & Co. Ltd. (New York) - Chairman of
                                                  Advisory Board

Leo T. Schrutt            Chairman                Julius Baer Holding Ltd. - Member of                 Employee of JBIM
                                                  Group Executive Board

                                                  Julius Baer Asset Management - President

Edward A. Clapp           FVP Head of Compliance  FVP - Director of Compliance for Julius              Employee of Bank Julius Baer
                                                  Baer Securities Inc.                                 & Co. Ltd. (New York)
                                                  and Bank Julius Baer & Co. Ltd. (New York)

Francoise M. Birnholz     SVP - Corporate         SVP - General Counsel for Julius Baer                Employee of Bank Julius Baer
                          Secretary and General   Securities Inc. and Bank Julius Baer &               & Co. Ltd. (New York)
                          Counsel                 Co. Ltd. (New York)

Hendricus F. Bocxe        VP and Compliance       VP and Compliance Officer for Julius                 Employee of Bank Julius Baer
                          Officer                 Baer Securities Inc. and Bank Julius                 & Co. Ltd. (New York)
                                                  Baer & Co. Ltd. (New York)

* Julius Baer Securities Inc. and Bank Julius Baer & Co. Ltd (New York) are located at 330 Madison Avenue, New York, N.Y. 10017.

**     Illander Ltd. is located at 350 Park Avenue, New York, N.Y. 10022.

*** Julius Baer Holding Ltd is located at Bahnofstrasse 36, Zurich Switzerland and Julius Baer Asset Management is located at
       Brandschenkestrasse 40, Zurich, Switzerland.

(viii) Parametric Portfolio Associates
       PPA is a registered investment adviser providing investment management services to the Fund. The directors and officers of PPA are set forth below.

Name                           Position with Sub-Adviser                   Other Affiliations
----                           --------------------------                  ------------------
Andrew Abramsky                Chief Operating Officer                     None

William E. Cornelius           Chairman of the Board                       Director of PPA Acquisition Corporation, DBA
                                                                           Parametric Portfolio Associates.

Brian Langstraat               Chief Executive Officer                     Director of PPA Acquisition Corporation, DBA
                                                                           Parametric Portfolio Associates.

David M. Stein                 Chief Investment Officer                    Director of PPA Acquisition Corporation, DBA
                                                                           Parametric Portfolio Associates.

(ix)  Armstrong Shaw Associates, Inc.

      The only employment of a substantial nature of each of ASA's directors and officers is with ASA.

(x)   Montag & Caldwell, Inc.

      M&C is a registered investment adviser providing investment management services to the Fund. M&C is a member of the ABN AMRO group of companies. The directors and officers of Montag & Caldwell are set forth below. To the knowledge of the Fund, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

Name                               Position with Sub-Adviser                                      Other Affiliations
----                               -------------------------                                      ------------------
Sandra M. Barker                   Vice President                                                        None

Janet B. Bunch                     Vice President                                                        None

Debra Bunde Reams                  Vice President                                                        None

Ronald E. Canakaris                President, Chief Executive Officer, Chief Investment Officer          None
                                   and Director

Elizabeth C. Chester               Senior Vice President and Secretary                                   None

Tom Cross Brown                    Director                                                              None

Jane R. Davenport                  Vice President                                                        None

James L. Deming                    Vice President                                                        None

Helen M. Donahue                   Vice President                                                        None

Marcia C. Dubs                     Assistant Vice President                                              None

Katherine E. Ryan                  Assistant Vice President                                              None

Brion D. Friedman                  Vice President                                                        None

Charles Jefferson Hagood           Vice President                                                        None

Richard W. Haining                 Vice President                                                        None

Mark C. Hayes                      Vice President                                                        None

Lana M. Jordan                     Vice President and Director of Marketing                              None

Andrew W. Jung                     Vice President                                                        None

Rebecca M. Keister                 Vice President                                                        None

William E. Long III                Vice President                                                        None

Charles E. Markwalter              Vice President                                                        None

Grover C. Maxwell III              Vice President                                                        None

Michael A. Nadal                   Vice President                                                        None

Solon P. Patterson                 Chairman of the Board                                                 None

Carla T. Phillips                  Assistant Vice President                                              None

Brian W. Stahl                     Vice President and Treasurer                                          None

M. Scott Thompson                  Vice President                                                        None

Debbie J. Thomas                   Assistant Vice President                                              None

David L. Watson                    Vice President                                                        None

William A. Vogel                   Senior Vice President                                                 None

Homer W. Whitman, Jr.              Senior Vice President                                                 None

John S. Whitney, III               Vice President                                                        None

(xi)  Bennett Lawrence Management, LLC

      The only employment of a substantial nature of each of BLM's directors and officers is with BLM.

(xii) Eubel Brady and Suttman Asset Management, , Inc.

      The only employment of a substantial nature of each of EBS's directors and officers is with EBS.

(xiii) Equity Investment Corporation

      The only employment of a substantial nature of each of EIC's directors and officers is with EIC.

(xiv) Batterymarch Financial Management, Inc.

      Batterymarch Financial Management, Inc. ("Batterymarch") is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of Batterymarch have been engaged as director, officer, employee, partner, or trustee.

Name                    Position with Sub-Adviser     Other Affiliations
----                    -------------------------     ------------------
Deepak Chowdhury        Director                      Vice President, Legg Mason Fund Adviser,  Inc. ("LMFA")
                                                      Manager, Brandywine Asset Management, Inc. ("Brandywine")

William L. Elcock       CEO and Director              None

Timothy C. Scheve       Director                      Senior Executive Vice President, Legg Mason, Inc.;  Senior
                                                      Executive Vice President and Director, Legg Mason Wood
                                                      Walker, Incorporated  ("LMWW"); President and Director,
                                                      LMTower; Manager, Brandywine; Director, Gray, Seifert &
                                                      Co., Inc. ("Gray Seifert"); Director, Berkshire Asset
                                                      Management, Inc. ("Berkshire"); Director, Bartlett & Co.
                                                      ("Bartlett"); Director, Legg Mason Capital Management,
                                                      Inc. ("LMCM"); Director, LMFA; Director, Legg Mason Funds
                                                      Management, Inc. ("LMFM"); Director, LMTrust; Director,
                                                      Western Asset Management Company ("WAM"); Director,
                                                      Western Asset Management Company

                                                      Limited ("WAMCL")

Edward A. Taber III     Director                      Senior Executive Vice President, Legg Mason, Inc.;
                                                      Director, LM Holdings Limited; Director, Legg Mason
                                                      Holdings Limited;  Director, LMCM; Director, LMFA;
                                                      Director, LMFM; Director, WAM; Director, WAMCL; Director,
                                                      LMREI
Tania Zouikin           Chairman and Director

(xvi) Systematic Financial Management L.P.

      The only employment of a substantial nature of each of SFM's directors and officers is with SFM.

ITEM 26.    PRINCIPAL UNDERWRITER

      (a) Professional Funds Distributor, LLC (the "Distributor") acts as principal underwriter for the following investment companies as of August 23, 2004:

                        Armada Funds
                        Armada Advantage Fund
                        WT Investment Trust

      Professional Funds Distributor, LLC is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. Professional Funds Distributor, LLC is located at 760 Moore Road, King of Prussia, Pennsylvania 19406.

      (b) The following is a list of the executive officers, directors, and partners of Professional Funds Distributor, LLC:

      Philip H. Rinnander            President & Owner
      Barbara A. Rice         -      Vice President
      Thomas L. Schwegel             Vice President
      Jennifer DiValerio             Vice President

      (c)   Not applicable.

ITEM 27.    LOCATIONS OF ACCOUNTS AND RECORDS

All accounts and records are maintained by the Fund, or on its behalf by the Fund's sub-administrator, transfer agent, dividend-paying agent and sub-accounting services agent, PFPC Inc., 301 Bellevue Parkway, Wilmington, DE 19809.

ITEM 28.    MANAGEMENT SERVICES.

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 29.    UNDERTAKINGS.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Fund furnishes the following undertaking:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Fund pursuant to the foregoing provisions, or otherwise, the Fund has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a trustee, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Fund will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 26 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of Wilmington, State of Delaware on the 27th day of August, 2004.

                                           WT MUTUAL FUND

                                       By: /s/ Robert J. Christian
                                           ------------------------------
                                           Robert J. Christian, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Robert H. Arnold *        Trustee                    August 27, 2004
----------------------
Robert H. Arnold

/s/ Eric Brucker *            Trustee                    August 27, 2004
------------------
Eric Brucker

/s/ Robert J. Christian       Trustee, President,        August 27, 2004
-----------------------       Chief Executive
Robert J. Christian           Officer

/s/ John R. Giles             Chief Financial Officer    August 27, 2004
-----------------
John R. Giles

/s/ Nicholas A. Giordano *    Trustee                    August 27, 2004
--------------------------
Nicholas A. Giordano

/s/ Louis Klein, Jr. *        Trustee                    August 27, 2004
----------------------
Louis Klein, Jr.

/s/ Clement C. Moore, II *    Trustee                    August 27, 2004
--------------------------
Clement C. Moore, II

/s/ John J. Quindlen *        Trustee                    August 27, 2004
----------------------
John J. Quindlen

/s/ William P. Richards *     Trustee                    August 27, 2004
-------------------------
William P. Richards

/s/ Mark Sargent *            Trustee                    August 27, 2004
------------------
Mark Sargent

           * By /s/ Robert J. Christian
                -----------------------
                Robert J. Christian
                Attorney-in-Fact

                                  EXHIBIT INDEX

EXHIBIT        NO. DESCRIPTION

(a)(i)(b)      Amended and Restated Agreement and Declaration of Trust.

(d)(xviii) Sub-Advisory Agreement among the Trust, on behalf of the Large Cap Quantitative Series, the Mid Cap Quantitative Series, and the Small Cap Quantitative Series, RSMC and Parametric Portfolio Associates LLC.

(d)(xviv) Form of Sub-Advisory Agreement among the Trust, on behalf of the Large Cap Multi-Manager Series, RSMC and First Quadrant, LP.

(h)(iii)       Shareholder Service Plan for the CRM Funds.

(m)(i)         Plan of Distribution Pursuant to Rule 12b-1.

(n)(i)         Multiple Class Plan Pursuant to Rule 18f-3.